UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-04681

Name of Registrant:	Vanguard Bond Index Funds
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	Anne E. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:  December 31

Date of reporting period: January 1, 2018—December 31, 2018

Item 1: Reports to Shareholders

Annual Report | December 31, 2018 Vanguard Bond Index Funds

Vanguard Short-Term Bond Index Fund

Vanguard Intermediate-Term Bond Index Fund

Vanguard Long-Term Bond Index Fund

See the inside front cover for important information about access to your fund’s annual and semiannual shareholder reports.

Important information about access to shareholder reports

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of your fund’s annual and semiannual shareholder reports will no longer be sent to you by mail, unless you specifically request them. Instead, you will be notified by mail each time a report is posted on the website and will be provided with a link to access the report.

If you have already elected to receive shareholder reports electronically, you will not be affected by this change and do not need to take any action. You may elect to receive shareholder reports and other communications from the fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you invest directly with the fund, by calling Vanguard at one of the phone numbers on the back cover of this report or by logging on to vanguard.com.

You may elect to receive paper copies of all future shareholder reports free of charge. If you invest through a financial intermediary, you can contact the intermediary to request that you continue to receive paper copies. If you invest directly with the fund, you can call Vanguard at one of the phone numbers on the back cover of this report or log on to vanguard.com. Your election to receive paper copies will apply to all the funds you hold through an intermediary or directly with Vanguard.

Contents

A Note From Our CEO	1
Your Fund’s Performance at a Glance	2
About Your Fund’s Expenses	3
Short-Term Bond Index Fund	6
Intermediate-Term Bond Index Fund	27
Long-Term Bond Index Fund	48

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

A Note From Our CEO

Tim Buckley

Chairman and Chief Executive Officer

Dear Shareholder,

Over the years, I’ve found that prudent investors exhibit a common trait: discipline. No matter how the markets move or what new investing fad hits the headlines, those who stay focused on their goals and tune out the noise are set up for long-term success.

The prime gateway to investing is saving, and you don’t usually become a saver without a healthy dose of discipline. Savers make the decision to sock away part of their income, which means spending less and delaying gratification, no matter how difficult that may be.

Of course, disciplined investing extends beyond diligent saving. The financial markets, in the short term especially, are unpredictable; I have yet to meet the investor who can time them perfectly. It takes discipline to resist the urge to go all-in when markets are frothy or to retreat when things look bleak.

Staying put with your investments is one strategy for handling volatility. Another, rebalancing, requires even more discipline because it means steering your money away from strong performers and toward poorer performers.

Patience—a form of discipline—is also the friend of long-term investors. Higher returns are the potential reward for weathering the market’s turbulence and uncertainty.

It’s important to be prepared for that turbulence, whenever it appears. Don’t panic. Don’t chase returns or look for answers outside the asset classes you trust. And be sure to rebalance periodically, even when there’s turmoil.

Whether you’re a master of self-control, get a boost from technology, or work with a professional advisor, know that discipline is necessary to get the most out of your investment portfolio. And know that Vanguard is with you for the entire ride.

Thank you for your continued loyalty.

Sincerely,

Mortimer J. Buckley

Chairman and Chief Executive Officer

January 17, 2019

1

Your Fund’s Performance at a Glance

•  For the 12 months ended December 31, 2018, returns for Investor Shares of the funds in this report ranged from –4.51% for Vanguard Long-Term Bond Index Fund to 1.27% for Vanguard Short-Term Bond Index Fund. The three funds performed roughly in line with their benchmarks.

•  Despite a solid macroeconomic backdrop throughout the year, the markets experienced patches of volatility. Escalating trade tensions (especially with China), rising interest rates, and the pace of growth at home and abroad all led to investor skittishness at times.

•  U.S. Treasuries returned 0.9%. Mortgage-backed securities performed a little better. Corporate bonds fared worse, returning –2.5%.

•  Please note that in November Vanguard lowered the investment minimum for Admiral Shares of the Short-Term and Intermediate-Term Funds from $10,000 to $3,000. Vanguard plans to launch Admiral Shares for the Long-Term Fund.

Market Barometer
	Average Annual Total Returns
	Periods Ended December 31, 2018
	One Year	Three Years	Five Years
Stocks
Russell 1000 Index (Large-caps)	-4.78%	9.09%	8.21%
Russell 2000 Index (Small-caps)	-11.01	7.36	4.41
Russell 3000 Index (Broad U.S. market)	-5.24	8.97	7.91
FTSE All-World ex US Index (International)	-14.13	4.58	1.05

Bonds
Bloomberg Barclays U.S. Aggregate Bond Index
(Broad taxable market)	0.01%	2.06%	2.52%
Bloomberg Barclays Municipal Bond Index
(Broad tax-exempt market)	1.28	2.30	3.82
FTSE Three-Month U.S. Treasury Bill Index	1.86	0.98	0.59

CPI
Consumer Price Index	1.91%	2.03%	1.51%

2

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

•                  Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

•                  Based on hypothetical 5% yearly return. This section is intended to help you compare your fund’s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

3

Six Months Ended December 31, 2018
	Beginning Account Value 6/30/2018	Ending Account Value 12/31/2018	Expenses Paid During Period
Based on Actual Fund Return
Short-Term Bond Index Fund
Investor Shares	$1,000.00	$1,016.32	$0.76
ETF Shares	1,000.00	1,017.01	0.36
Admiral™ Shares	1,000.00	1,016.73	0.36
Institutional Shares	1,000.00	1,016.83	0.25
Institutional Plus Shares	1,000.00	1,016.88	0.20
Intermediate-Term Bond Index Fund
Investor Shares	$1,000.00	$1,020.95	$0.76
ETF Shares	1,000.00	1,021.92	0.36
Admiral Shares	1,000.00	1,021.36	0.36
Institutional Shares	1,000.00	1,021.46	0.25
Institutional Plus Shares	1,000.00	1,021.51	0.20
Long-Term Bond Index Fund
Investor Shares	$1,000.00	$1,006.20	$0.76
ETF Shares	1,000.00	1,006.25	0.35
Institutional Shares	1,000.00	1,006.71	0.25
Institutional Plus Shares	1,000.00	1,006.76	0.20

4

Six Months Ended December 31, 2018
	Beginning Account Value 6/30/2018	Ending Account Value 12/31/2018	Expenses Paid During Period
Based on Hypothetical 5% Yearly Return
Short-Term Bond Index Fund
Investor Shares	$1,000.00	$1,024.45	$0.77
ETF Shares	1,000.00	1,024.85	0.36
Admiral Shares	1,000.00	1,024.85	0.36
Institutional Shares	1,000.00	1,024.95	0.26
Institutional Plus Shares	1,000.00	1,025.00	0.20
Intermediate-Term Bond Index Fund
Investor Shares	$1,000.00	$1,024.45	$0.77
ETF Shares	1,000.00	1,024.85	0.36
Admiral Shares	1,000.00	1,024.85	0.36
Institutional Shares	1,000.00	1,024.95	0.26
Institutional Plus Shares	1,000.00	1,025.00	0.20
Long-Term Bond Index Fund
Investor Shares	$1,000.00	$1,024.45	$0.77
ETF Shares	1,000.00	1,024.85	0.36
Institutional Shares	1,000.00	1,024.95	0.26
Institutional Plus Shares	1,000.00	1,025.00	0.20

The calculations are based on expenses incurred in the most recent six-month period. The funds’ annualized six-month expense ratios for that period are: for the Short-Term Bond Index Fund, 0.15% for Investor Shares, 0.07% for ETF Shares, 0.07% for Admiral Shares, 0.05% for Institutional Shares, and 0.04% for Institutional Plus Shares; for the Intermediate-Term Bond Index Fund, 0.15% for Investor Shares, 0.07% for ETF Shares, 0.07% for Admiral Shares, 0.05% for Institutional Shares, and 0.04% for Institutional Plus Shares; and for the Long-Term Bond Index Fund, 0.15% for Investor Shares, 0.07% for ETF Shares, 0.05% for Institutional Shares, and 0.04% for Institutional Plus Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (184/365).

5

Short-Term Bond Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: December 31, 2008, Through December 31, 2018

Initial Investment of $10,000

	Average Annual Total Returns
	Periods Ended December 31, 2018
				Final Value
	One	Five	Ten	of a $10,000
	Year	Years	Years	Investment
Short-Term Bond Index Fund Investor Shares	1.27%	1.16%	1.89%	$12,056
Spliced Bloomberg Barclays U.S. 1–5 Year Government/Credit Float Adjusted Index	1.38	1.32	2.09	12,297
Spliced Bloomberg Barclays U.S. Aggregate Float Adjusted Index	-0.08	2.50	3.49	14,095

Spliced Bloomberg Barclays U.S. 1–5 Year Government/Credit Float Adjusted Index: Bloomberg Barclays U.S. 1–5 Year Government/Credit Bond Index through December 31, 2009; Bloomberg Barclays U.S. 1–5 Year Government/Credit Float Adjusted Index thereafter.

Spliced Bloomberg Barclays U.S. Aggregate Float Adjusted Index: Bloomberg Barclays U.S. Aggregate Bond Index through December 31, 2009; Bloomberg Barclays U.S. Aggregate Float Adjusted Index thereafter.

				Final Value
	One	Five	Ten	of a $10,000
	Year	Years	Years	Investment
Short-Term Bond Index Fund ETF Shares Net Asset Value	1.34%	1.24%	1.98%	$12,166
Spliced Bloomberg Barclays U.S. 1–5 Year Government/Credit Float Adjusted Index	1.38	1.32	2.09	12,297
Spliced Bloomberg Barclays U.S. Aggregate Float Adjusted Index	-0.08	2.50	3.49	14,095

See Financial Highlights for dividend and capital gains information.

6

Short-Term Bond Index Fund

	Average Annual Total Returns
	Periods Ended December 31, 2018
				Final Value
	One	Five	Ten	of a $10,000
	Year	Years	Years	Investment
Short-Term Bond Index Fund Admiral Shares	1.35%	1.24%	1.98%	$12,168
Spliced Bloomberg Barclays U.S. 1–5 Year Government/Credit Float Adjusted Index	1.38	1.32	2.09	12,297
Spliced Bloomberg Barclays U.S. Aggregate Float Adjusted Index	-0.08	2.50	3.49	14,095

			Since	Final Value
	One	Five	Inception	of a $5,000,000
	Year	Years	(9/27/2011)	Investment
Short-Term Bond Index Fund Institutional Shares	1.37%	1.26%	1.25%	$5,470,681
Bloomberg Barclays U.S. 1–5 Year Government/Credit Float Adjusted Index	1.38	1.32	1.31	5,497,168
Bloomberg Barclays U.S. Aggregate Float Adjusted Index	-0.08	2.50	2.24	5,873,251

“Since Inception” performance is calculated from the Institutional Shares’ inception date for both the fund and its comparative standards.

			Since	Final Value
	One	Five	Inception	of a $100,000,000
	Year	Years	(9/29/2011)	Investment
Short-Term Bond Index Fund Institutional Plus Shares	1.38%	1.28%	1.26%	$109,521,470
Bloomberg Barclays U.S. 1–5 Year Government/Credit Float Adjusted Index	1.38	1.32	1.31	109,935,116
Bloomberg Barclays U.S. Aggregate Float Adjusted Index	-0.08	2.50	2.21	117,149,564

“Since Inception” performance is calculated from the Institutional Plus Shares’ inception date for both the fund and its comparative standards.

7

Short-Term Bond Index Fund

Cumulative Returns of ETF Shares: December 31, 2008, Through December 31, 2018

	One	Five	Ten
	Year	Years	Years
Short-Term Bond Index Fund ETF Shares Market Price	1.35%	6.34%	18.09%
Short-Term Bond Index Fund ETF Shares Net Asset Value	1.34	6.36	21.66
Spliced Bloomberg Barclays U.S. 1–5 Year Government/Credit Float Adjusted Index	1.38	6.79	22.97

For the ETF Shares, the market price is determined by the midpoint of the bid-offer spread as of the closing time of the New York Stock Exchange (generally 4 p.m., Eastern time). The net asset value is also determined as of the NYSE closing time. For more information about how the ETF Shares’ market prices have compared with their net asset value, visit vanguard.com, select your ETF, and then select the Price and Performance tab. The ETF premium/discount analysis there shows the percentages of days on which the ETF Shares’ market price was above or below the NAV.

8

Short-Term Bond Index Fund

Sector Diversification

As of December 31, 2018

Finance	11.3%
Foreign	7.3
Industrial	14.5
Treasury/Agency	65.6
Utilities	1.2
Other	0.1

The table reflects the fund’s market exposure. Any holdings in short-term reserves are excluded. The agency and mortgage-backed securities sectors may include issues from government-sponsored enterprises; such issues are generally not backed by the full faith and credit of the U.S. government.

9

Short-Term Bond Index Fund

Financial Statements

Statement of Net Assets — Investments Summary

As of December 31, 2018

This Statement summarizes the fund’s holdings by asset type. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the complete listing of the fund’s holdings is available electronically on vanguard.com and on the Securities and Exchange Commission’s website (sec.gov), or you can have it mailed to you without charge by calling 800-662-7447. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website.

			Face	Market	Percentage
		Maturity	Amount	Value•	of Net
	Coupon	Date	($000)	($000)	Assets
U.S. Government and Agency Obligations
U.S. Government Securities
United States Treasury Note/Bond	1.250%	3/31/21	1,111,221	1,081,707	2.0%
United States Treasury Note/Bond	1.375%	8/31/20	998,505	979,623	1.8%
United States Treasury Note/Bond	1.250%	10/31/21	945,336	913,876	1.7%
United States Treasury Note/Bond	1.125%	8/31/21	784,158	756,955	1.4%
United States Treasury Note/Bond	1.375%	2/29/20	759,077	748,404	1.4%
United States Treasury Note/Bond	1.875%	1/31/22	636,005	624,678	1.2%
United States Treasury Note/Bond	1.625%	11/30/20	627,760	617,458	1.2%
United States Treasury Note/Bond	1.375%	3/31/20	625,013	615,832	1.2%
United States Treasury Note/Bond	2.500%	8/15/23	615,330	615,232	1.2%
United States Treasury Note/Bond	1.625%	8/31/22	625,501	606,736	1.1%
United States Treasury Note/Bond	1.125%	9/30/21	623,868	601,646	1.1%
United States Treasury Note/Bond	1.375%	5/31/21	614,165	598,332	1.1%
United States Treasury Note/Bond	1.750%	11/30/21	593,524	581,654	1.1%
United States Treasury Note/Bond	1.625%	7/31/20	575,534	567,350	1.1%
United States Treasury Note/Bond	1.375%	10/31/20	541,106	530,116	1.0%

10

Short-Term Bond Index Fund

			Face	Market	Percentage
		Maturity	Amount	Value•	of Net
	Coupon	Date	($000)	($000)	Assets
United States Treasury Note/Bond	1.750%	11/15/20	517,779	510,577	1.0%
United States Treasury Note/Bond	2.625%	2/28/23	503,013	505,609	0.9%
United States Treasury Note/Bond	2.750%	11/15/23	498,537	504,066	0.9%
United States Treasury Note/Bond	2.875%	9/30/23	486,764	494,674	0.9%
United States Treasury Note/Bond	2.000%	11/30/22	493,160	484,298	0.9%
United States Treasury Note/Bond	2.625%	7/31/20	470,455	470,968	0.9%
United States Treasury Note/Bond	2.125%	12/31/22	473,977	467,313	0.9%
United States Treasury Note/Bond	2.375%	1/31/23	469,278	467,152	0.9%
United States Treasury Note/Bond	1.875%	3/31/22	444,170	435,913	0.8%
United States Treasury Note/Bond	1.375%	9/30/20	443,532	434,799	0.8%
United States Treasury Note/Bond	2.500%	3/31/23	421,875	421,875	0.8%
United States Treasury Note/Bond	1.750%	5/15/23	432,650	419,199	0.8%
United States Treasury Note/Bond	1.750%	5/31/22	425,220	415,121	0.8%
United States Treasury Note/Bond	2.750%	2/15/24	397,962	402,315	0.8%
United States Treasury Note/Bond	1.125%	6/30/21	413,827	400,572	0.8%
United States Treasury Note/Bond	1.750%	4/30/22	409,134	399,675	0.7%
United States Treasury Note/Bond	2.625%	6/30/23	393,752	395,843	0.7%
United States Treasury Note/Bond	1.250%	1/31/20	399,742	393,934	0.7%
United States Treasury Note/Bond	1.500%	5/31/20	395,312	389,505	0.7%
United States Treasury Note/Bond	1.875%	12/15/20	372,925	368,495	0.7%
United States Treasury Note/Bond	1.125%	2/28/21	379,402	368,494	0.7%
United States Treasury Note/Bond	1.500%	2/28/23	366,606	352,228	0.7%
United States Treasury Note/Bond	1.500%	5/15/20	340,461	335,620	0.6%
United States Treasury Note/Bond	2.625%	5/15/21	311,914	312,887	0.6%
United States Treasury Note/Bond	1.375%	4/30/20	314,470	309,655	0.6%
United States Treasury Note/Bond	2.250%	2/29/20	305,750	304,509	0.6%
United States Treasury Note/Bond	1.500%	4/15/20	293,296	289,354	0.5%

11

Short-Term Bond Index Fund

				Face	Market	Percentage
			Maturity	Amount	Value•	of Net
		Coupon	Date	($000)	($000)	Assets
	United States Treasury Note/Bond	1.500%	7/15/20	288,805	284,247	0.5%
	United States Treasury Note/Bond	1.625%	6/30/20	277,165	273,440	0.5%
	United States Treasury Note/Bond	1.875%	8/31/22	269,117	263,355	0.5%
	United States Treasury Note/Bond	2.875%	10/31/20	260,283	261,910	0.5%
	United States Treasury Note/Bond	2.750%	5/31/23	258,123	260,986	0.5%
	United States Treasury Note/Bond	2.000%	12/31/21	264,378	260,825	0.5%
	United States Treasury Note/Bond	1.875%	7/31/22	258,294	252,968	0.5%
	United States Treasury Note/Bond	1.375%	1/31/21	256,574	250,722	0.5%
	United States Treasury Note/Bond	1.125%–8.750%	1/15/20–2/29/24	9,847,184	9,733,938	18.3%
					33,336,640	62.6%

Agency Notes †					1,416,601	2.7%
Total U.S. Government and Agency Obligations (Cost $35,084,612)					34,753,241	65.3%
Corporate Bonds
Finance
1	Banking †				4,789,229	9.0%
	Brokerage †				117,950	0.2%
	Finance Companies †				206,185	0.4%
1	Insurance †				509,006	1.0%
	Other Finance †				3,361	0.0%
	Real Estate Investment Trusts †				344,271	0.6%
					5,970,002	11.2%
Industrial
	Basic Industry †				342,003	0.6%
1	Capital Goods †				749,295	1.4%
1	Communication †				851,769	1.6%
1	Consumer Cyclical †				1,131,766	2.1%
1	Consumer Noncyclical †				2,158,281	4.1%
1	Energy †				1,040,464	2.0%
	Other Industrial †				5,009	0.0%
1	Technology †				1,189,263	2.2%
	Transportation †				207,623	0.4%
					7,675,473	14.4%
Utilities
1	Electric †				569,260	1.1%
1	Natural Gas †				41,430	0.1%
					610,690	1.2%
Total Corporate Bonds (Cost $14,473,675)					14,256,165	26.8%

12

Short-Term Bond Index Fund

Face	Market	Percentage
Maturity	Amount	Value•	of Net
Coupon	Date	($000)	($000)	Assets
Sovereign Bonds
European Investment Bank	1.375%–4.000%	3/16/20–12/14/23	548,336	543,667	1.0%
2	FMS Wertmanagement	1.375%–2.750%	1/24/20-3/6/23	58,380	57,647	0.1%
2	KFW	1.500%–4.000%	1/27/20–1/17/23	606,413	601,274	1.1%
Sovereign Bonds—Other †	2,641,558	5.0%
Total Sovereign Bonds (Cost $3,878,917)	3,844,146	7.2%
Taxable Municipal Bonds (Cost $46,309) †	46,008	0.1%

Shares
Temporary Cash Investment
Money Market Fund
3	Vanguard Market Liquidity Fund
(Cost $802,003)	2.530%	8,020,204	802,020	1.5%
Total Investments (Cost $54,285,516)	53,701,580	100.9%

Amount
($000)
Other Assets and Liabilities
Other Assets
Investment in Vanguard	2,653
Receivables for Investment Securities Sold	132,944
Receivables for Accrued Income	308,543
Receivables for Capital Shares Issued	37,004
Other Assets	1,359
Total Other Assets	482,503	0.9%
Liabilities
Payables for Investment Securities Purchased	(812,961)
Payables for Capital Shares Redeemed	(117,132)
Payables for Distributions	(4,816)
Payables to Vanguard	(13,875)
Total Liabilities	(948,784)	(1.8%)
Net Assets	53,235,299	100.0%

13

Short-Term Bond Index Fund

At December 31, 2018, net assets consisted of:

Amount
($000)
Paid-in Capital	54,056,047
Total Distributable Earnings (Loss)	(820,748)
Net Assets	53,235,299

Investor Shares – Net Assets
Applicable to 110,851,859 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	1,142,766
Net Asset Value Per Share – Investor Shares	$10.31

ETF Shares – Net Assets
Applicable to 355,712,541 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	27,946,458
Net Asset Value Per Share – ETF Shares	$78.56

Admiral Shares – Net Assets
Applicable to 1,339,822,916 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	13,812,155
Net Asset Value Per Share – Admiral Shares	$10.31

Institutional Shares – Net Assets
Applicable to 478,230,604 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	4,929,976
Net Asset Value Per Share – Institutional Shares	$10.31

Institutional Plus Shares – Net Assets
Applicable to 524,198,686 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	5,403,944
Net Asset Value Per Share – Institutional Plus Shares	$10.31

• See Note A in Notes to Financial Statements.

† Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

1 Certain of the fund’s securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2018, the aggregate value of these securities was $211,080,000, representing 0.4% of net assets.

2 Guaranteed by the Federal Republic of Germany.

3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

See accompanying Notes, which are an integral part of the Financial Statements.

14

Short-Term Bond Index Fund

Statement of Operations

Year Ended
December 31, 2018
($000)
Investment Income
Income
Interest[1]	1,059,147
Total Income	1,059,147
Expenses
The Vanguard Group—Note B
Investment Advisory Services	1,553
Management and Administrative—Investor Shares	1,681
Management and Administrative—ETF Shares	14,870
Management and Administrative—Admiral Shares	8,163
Management and Administrative—Institutional Shares	2,221
Management and Administrative—Institutional Plus Shares	1,803
Marketing and Distribution—Investor Shares	272
Marketing and Distribution—ETF Shares	1,222
Marketing and Distribution—Admiral Shares	1,049
Marketing and Distribution—Institutional Shares	154
Marketing and Distribution—Institutional Plus Shares	65
Custodian Fees	132
Auditing Fees	48
Shareholders’ Reports—Investor Shares	27
Shareholders’ Reports—ETF Shares	581
Shareholders’ Reports—Admiral Shares	175
Shareholders’ Reports—Institutional Shares	15
Shareholders’ Reports—Institutional Plus Shares	22
Trustees’ Fees and Expenses	31
Total Expenses	34,084
Expenses Paid Indirectly	(86)
Net Expenses	33,998
Net Investment Income	1,025,149
Realized Net Gain (Loss) on Investment Securities Sold[1,2]	(235,989)
Change in Unrealized Appreciation (Depreciation) of Investment Securities[1]	(96,672)
Net Increase (Decrease) in Net Assets Resulting from Operations	692,488

1 Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $3,597,000, ($18,000), and $12,000, respectively. Purchases and sales are for temporary cash investment purposes.

2 Includes ($19,045,000) of net gain (loss) resulting from in-kind redemptions; such gain (loss) is not taxable to the fund.

See accompanying Notes, which are an integral part of the Financial Statements.

15

Short-Term Bond Index Fund

Statement of Changes in Net Assets

	Year Ended December 31,
	2018	2017
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	1,025,149	814,619
Realized Net Gain (Loss)	(235,989)	(15,361)
Change in Unrealized Appreciation (Depreciation)	(96,672)	(231,781)
Net Increase (Decrease) in Net Assets Resulting from Operations	692,488	567,477
Distributions
Net Investment Income
Investor Shares	(26,019)	(27,151)
ETF Shares	(505,667)	(365,424)
Admiral Shares	(283,644)	(260,776)
Institutional Shares	(104,309)	(83,522)
Institutional Plus Shares	(105,697)	(77,791)
Realized Capital Gain[1]
Investor Shares	—	(52)
ETF Shares	—	(622)
Admiral Shares	—	(450)
Institutional Shares	—	(141)
Institutional Plus Shares	—	(126)
Total Distributions	(1,025,336)	(816,055)
Capital Share Transactions
Investor Shares	(389,194)	(314,174)
ETF Shares	4,187,635	4,443,947
Admiral Shares	(2,112,896)	776,598
Institutional Shares	(67,782)	93,631
Institutional Plus Shares	357,555	766,304
Net Increase (Decrease) from Capital Share Transactions	1,975,318	5,766,306
Total Increase (Decrease)	1,642,470	5,517,728
Net Assets
Beginning of Period	51,592,829	46,075,101
End of Period	53,235,299	51,592,829

1 Includes fiscal 2018 and 2017 short-term gain distributions totaling $0 and $0, respectively. Short-term gain distributions are treated as ordinary income dividends for tax purposes.

See accompanying Notes, which are an integral part of the Financial Statements.

16

Short-Term Bond Index Fund

Financial Highlights

Investor Shares

For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$10.38	$10.43	$10.43	$10.48	$10.49
Investment Operations
Net Investment Income	.198 [1]	.164 [1]	.146	.130	.116
Net Realized and Unrealized Gain (Loss) on Investments	(.069)	(.050)	.002	(.040)	.005
Total from Investment Operations	.129	.114	.148	.090	.121
Distributions
Dividends from Net Investment Income	(.199)	(.164)	(.146)	(.130)	(.116)
Distributions from Realized Capital Gains	—	(.000)[2]	(.002)	(.010)	(.015)
Total Distributions	(.199)	(.164)	(.148)	(.140)	(.131)
Net Asset Value, End of Period	$10.31	$10.38	$10.43	$10.43	$10.48

Total Return[3]	1.27%	1.10%	1.41%	0.85%	1.16%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,143	$1,545	$1,865	$2,307	$2,667
Ratio of Total Expenses to Average Net Assets	0.15%	0.15%	0.15%	0.16%	0.20%
Ratio of Net Investment Income to Average Net Assets	1.94%	1.57%	1.38%	1.23%	1.10%
Portfolio Turnover Rate[4]	48%	50%	51%	52%	45%

1 Calculated based on average shares outstanding.

2 Distribution was less than $.001 per share.

3 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

4 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

17

Short-Term Bond Index Fund

Financial Highlights

ETF Shares

For a Share Outstanding	Year Ended December 31,
Throughout Each Period	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$79.09	$79.44	$79.49	$79.87	$79.89
Investment Operations
Net Investment Income	1.580 [1]	1.314 [1]	1.172	1.039	.959
Net Realized and Unrealized Gain (Loss) on Investments	(.545)	(.362)	(.037)	(.303)	.094
Total from Investment Operations	1.035	.952	1.135	.736	1.053
Distributions
Dividends from Net Investment Income	(1.565)	(1.300)	(1.172)	(1.039)	(.959)
Distributions from Realized Capital Gains	—	(.002)	(.013)	(.077)	(.114)
Total Distributions	(1.565)	(1.302)	(1.185)	(1.116)	(1.073)
Net Asset Value, End of Period	$78.56	$79.09	$79.44	$79.49	$79.87

Total Return	1.34%	1.20%	1.42%	0.92%	1.32%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$27,946	$23,902	$19,576	$17,402	$15,655
Ratio of Total Expenses to Average Net Assets	0.07%	0.07%	0.07%	0.09%	0.10%
Ratio of Net Investment Income to Average Net Assets	2.02%	1.65%	1.46%	1.30%	1.20%
Portfolio Turnover Rate[2]	48%	50%	51%	52%	45%

1 Calculated based on average shares outstanding.

2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

18

Short-Term Bond Index Fund

Financial Highlights

Admiral Shares

For a Share Outstanding	Year Ended December 31,
Throughout Each Period	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$10.38	$10.43	$10.43	$10.48	$10.49
Investment Operations
Net Investment Income	.207 [1]	.172 [1]	.154	.137	.126
Net Realized and Unrealized Gain (Loss) on Investments	(.070)	(.050)	.002	(.040)	.005
Total from Investment Operations	.137	.122	.156	.097	.131
Distributions
Dividends from Net Investment Income	(.207)	(.172)	(.154)	(.137)	(.126)
Distributions from Realized Capital Gains	—	(.000)[2]	(.002)	(.010)	(.015)
Total Distributions	(.207)	(.172)	(.156)	(.147)	(.141)
Net Asset Value, End of Period	$10.31	$10.38	$10.43	$10.43	$10.48

Total Return[3]	1.35%	1.18%	1.49%	0.92%	1.26%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$13,812	$16,034	$15,335	$14,662	$13,212
Ratio of Total Expenses to Average Net Assets	0.07%	0.07%	0.07%	0.09%	0.10%
Ratio of Net Investment Income to Average Net Assets	2.02%	1.65%	1.46%	1.30%	1.20%
Portfolio Turnover Rate[4]	48%	50%	51%	52%	45%

1   Calculated based on average shares outstanding.

2   Distribution was less than $.001 per share.

3   Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

4   Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

19

Short-Term Bond Index Fund

Financial Highlights

Institutional Shares

For a Share Outstanding	Year Ended December 31,
Throughout Each Period	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$10.38	$10.43	$10.43	$10.48	$10.49
Investment Operations
Net Investment Income	.209 [1]	.174 [1]	.156	.140	.130
Net Realized and Unrealized Gain (Loss) on Investments	(.070)	(.050)	.002	(.040)	.005
Total from Investment Operations	.139	.124	.158	.100	.135
Distributions
Dividends from Net Investment Income	(.209)	(.174)	(.156)	(.140)	(.130)
Distributions from Realized Capital Gains	—	(.000)[2]	(.002)	(.010)	(.015)
Total Distributions	(.209)	(.174)	(.158)	(.150)	(.145)
Net Asset Value, End of Period	$10.31	$10.38	$10.43	$10.43	$10.48

Total Return	1.37%	1.20%	1.51%	0.95%	1.29%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$4,930	$5,033	$4,963	$4,506	$4,505
Ratio of Total Expenses to Average Net Assets	0.05%	0.05%	0.05%	0.06%	0.07%
Ratio of Net Investment Income to Average Net Assets	2.04%	1.67%	1.48%	1.33%	1.23%
Portfolio Turnover Rate[3]	48%	50%	51%	52%	45%

1   Calculated based on average shares outstanding.

2   Distribution was less than $.001 per share.

3   Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

20

Short-Term Bond Index Fund

Financial Highlights

Institutional Plus Shares

For a Share Outstanding	Year Ended December 31,
Throughout Each Period	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$10.38	$10.43	$10.43	$10.48	$10.49
Investment Operations
Net Investment Income	.210 [1]	.175 [1]	.158	.142	.132
Net Realized and Unrealized Gain (Loss) on Investments	(.070)	(.050)	.002	(.040)	.005
Total from Investment Operations	.140	.125	.160	.102	.137
Distributions
Dividends from Net Investment Income	(.210)	(.175)	(.158)	(.142)	(.132)
Distributions from Realized Capital Gains	—	(.000)[2]	(.002)	(.010)	(.015)
Total Distributions	(.210)	(.175)	(.160)	(.152)	(.147)
Net Asset Value, End of Period	$10.31	$10.38	$10.43	$10.43	$10.48

Total Return	1.38%	1.21%	1.52%	0.97%	1.31%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$5,404	$5,078	$4,336	$3,502	$2,515
Ratio of Total Expenses to Average Net Assets	0.04%	0.04%	0.04%	0.04%	0.05%
Ratio of Net Investment Income to Average Net Assets	2.05%	1.68%	1.49%	1.35%	1.25%
Portfolio Turnover Rate[3]	48%	50%	51%	52%	45%

1   Calculated based on average shares outstanding.

2   Distribution was less than $.001 per share.

3   Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

21

Short-Term Bond Index Fund

Notes to Financial Statements

Vanguard Short-Term Bond Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. Certain of the fund’s investments are in corporate debt instruments; the issuers’ abilities to meet their obligations may be affected by economic developments in their respective industries. The fund offers five classes of shares: Investor Shares, ETF Shares, Admiral Shares, Institutional Shares, and Institutional Plus Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.

On November 19, 2018, the fund announced changes to the availability and minimum investment criteria of the Investor and Admiral share classes. It is anticipated that all of the outstanding Investor Shares will be automatically converted to Admiral Shares beginning in April 2019, with the exception of those held by Vanguard funds and certain other institutional investors.

A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (December 31, 2015–2018), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

3. Distributions: Distributions from net investment income are declared daily by all share classes except ETF Shares, and paid on the first business day of the following month. Monthly income dividends from ETF Shares, and annual distributions from realized capital gains, if any, are recorded on the ex-dividend date. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes.

4. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $3.1 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s

22

Short-Term Bond Index Fund

Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The fund had no borrowings outstanding at December 31, 2018, or at any time during the period then ended.

5. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Net Assets. All other costs of operations payable to Vanguard are generally settled twice a month.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At December 31, 2018, the fund had contributed to Vanguard capital in the amount of $2,653,000 representing 0.00% of the fund’s net assets and 1.06% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C.  The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the year ended December 31, 2018, custodian fee offset arrangements reduced the fund’s expenses by $86,000 (an annual rate of 0.00% of average net assets).

D.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Statement of Net Assets.

23

Short-Term Bond Index Fund

The following table summarizes the market value of the fund’s investments as of December 31, 2018, based on the inputs used to value them:

Investments	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)
U.S. Government and Agency Obligations	—	34,753,241	—
Corporate Bonds	—	14,256,165	—
Sovereign Bonds	—	3,844,146	—
Taxable Municipal Bonds	—	46,008	—
Temporary Cash Investments	802,020	—	—
Total	802,020	52,899,560	—

E.   Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. As of period end, permanent differences primarily attributable to the accounting for in-kind redemptions were reclassified between the following accounts:

Amount ($000)
Paid-in Capital	(19,047)
Total Distributable Earnings (Loss)	19,047

Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to the tax deferral of losses on wash sales. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:

Amount ($000)
Undistributed Ordinary Income	12,144
Undistributed Long-Term Gains	—
Capital Loss Carryforwards (Non-expiring)	(236,813)
Net Unrealized Gains (Losses)	(583,936)

24

Short-Term Bond Index Fund

As of December 31, 2018, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:

Amount ($000)
Tax Cost	54,285,516
Gross Unrealized Appreciation	100,114
Gross Unrealized Depreciation	(684,050)
Net Unrealized Appreciation (Depreciation)	(583,936)

F.   During the year ended December 31, 2018, the fund purchased $7,923,295,000 of investment securities and sold $7,649,531,000 of investment securities, other than U.S. government securities and temporary cash investments. Purchases and sales of U.S. government securities were $22,331,696,000 and $20,508,798,000, respectively. Total purchases and sales include $6,187,348,000 and $2,056,650,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the year ended December 31, 2018, such purchases and sales were $9,583,250,000 and $1,024,237,000, respectively; these amounts are included in the purchases and sales of investment securities noted above.

25

Short-Term Bond Index Fund

G.   Capital share transactions for each class of shares were:

	Year Ended December 31,
	2018		2017
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	273,270	26,634	404,865	38,751
Issued in Lieu of Cash Distributions	22,892	2,232	24,088	2,305
Redeemed	(685,356)	(66,833)	(743,127)	(71,114)
Net Increase (Decrease)—Investor Shares	(389,194)	(37,967)	(314,174)	(30,058)
ETF Shares
Issued	6,265,283	80,100	5,685,314	71,400
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(2,077,648)	(26,600)	(1,241,367)	(15,600)
Net Increase (Decrease)—ETF Shares	4,187,635	53,500	4,443,947	55,800
Admiral Shares
Issued	4,665,875	454,958	5,012,766	479,769
Issued in Lieu of Cash Distributions	242,005	23,601	225,667	21,598
Redeemed	(7,020,776)	(683,504)	(4,461,835)	(427,170)
Net Increase (Decrease)—Admiral Shares	(2,112,896)	(204,945)	776,598	74,197
Institutional Shares
Issued	2,044,462	199,380	2,000,150	191,403
Issued in Lieu of Cash Distributions	96,699	9,431	76,468	7,319
Redeemed	(2,208,943)	(215,519)	(1,982,987)	(189,777)
Net Increase (Decrease)—Institutional Shares	(67,782)	(6,708)	93,631	8,945
Institutional Plus Shares
Issued	952,723	92,907	2,029,693	194,290
Issued in Lieu of Cash Distributions	102,139	9,962	73,094	6,995
Redeemed	(697,307)	(67,928)	(1,336,483)	(127,812)
Net Increase (Decrease)—Institutional Plus Shares	357,555	34,941	766,304	73,473

H.   Management has determined that no events or transactions occurred subsequent to December 31, 2018, that would require recognition or disclosure in these financial statements.

26

Intermediate-Term Bond Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: December 31, 2008, Through December 31, 2018

Initial Investment of $10,000

	Average Annual Total Returns
	Periods Ended December 31, 2018
				Final Value
	One	Five	Ten	of a $10,000
	Year	Years	Years	Investment
Intermediate-Term Bond Index Fund Investor Shares	-0.25%	2.84%	4.36%	$15,321
Spliced Bloomberg Barclays U.S. 5–10 Year Government/Credit Float Adjusted Index	-0.07	2.98	4.48	15,497
Spliced Bloomberg Barclays U.S. Aggregate Float Adjusted Index	-0.08	2.50	3.49	14,095

Spliced Bloomberg Barclays U.S. 5–10 Year Government/Credit Float Adjusted Index: Bloomberg Barclays U.S. 5–10 Year Government/Credit Bond Index through December 31, 2009; Bloomberg Barclays U.S. 5–10 Year Government/Credit Float Adjusted Index thereafter.

Spliced Bloomberg Barclays U.S. Aggregate Float Adjusted Index: Bloomberg Barclays U.S. Aggregate Bond Index through December 31, 2009; Bloomberg Barclays U.S. Aggregate Float Adjusted Index thereafter.

				Final Value
	One	Five	Ten	of a $10,000
	Year	Years	Years	Investment
Intermediate-Term Bond Index Fund ETF Shares Net Asset Value	-0.09%	2.93%	4.45%	$15,456
Spliced Bloomberg Barclays U.S. 5–10 Year Government/Credit Float Adjusted Index	-0.07	2.98	4.48	15,497
Spliced Bloomberg Barclays U.S. Aggregate Float Adjusted Index	-0.08	2.50	3.49	14,095

See Financial Highlights for dividend and capital gains information.

27

Intermediate-Term Bond Index Fund

	Average Annual Total Returns
	Periods Ended December 31, 2018
				Final Value
	One	Five	Ten	of a $10,000
	Year	Years	Years	Investment
Intermediate-Term Bond Index Fund Admiral Shares	-0.17%	2.92%	4.46%	$15,464
Spliced Bloomberg Barclays U.S. 5–10 Year Government/Credit Float Adjusted Index	-0.07	2.98	4.48	15,497
Spliced Bloomberg Barclays U.S. Aggregate Float Adjusted Index	-0.08	2.50	3.49	14,095

				Final Value
	One	Five	Ten	of a $5,000,000
	Year	Years	Years	Investment
Intermediate-Term Bond Index Fund Institutional Shares	-0.15%	2.94%	4.49%	$7,755,932
Spliced Bloomberg Barclays U.S. 5–10 Year Government/Credit Float Adjusted Index	-0.07	2.98	4.48	7,748,255
Spliced Bloomberg Barclays U.S. Aggregate Float Adjusted Index	-0.08	2.50	3.49	7,047,294

			Since	Final Value
	One	Five	Inception	of a $100,000,000
	Year	Years	(11/30/2011)	Investment
Intermediate-Term Bond Index Fund Institutional Plus Shares	-0.14%	2.96%	2.83%	$121,864,910
Bloomberg Barclays U.S. 5–10 Year Government/Credit Float Adjusted Index	-0.07	2.98	2.85	122,051,900
Bloomberg Barclays U.S. Aggregate Float Adjusted Index	-0.08	2.50	2.24	116,979,470

“Since Inception” performance is calculated from the Institutional Plus Shares’ inception date for both the fund and its comparative standards.

28

Intermediate-Term Bond Index Fund

Cumulative Returns of ETF Shares: December 31, 2008, Through December 31, 2018

	One	Five	Ten
	Year	Years	Years
Intermediate-Term Bond Index Fund ETF Shares Market Price	-0.13%	15.45%	50.11%
Intermediate-Term Bond Index Fund ETF Shares Net Asset Value	-0.09	15.54	54.56
Spliced Bloomberg Barclays U.S. 5–10 Year Government/Credit Float Adjusted Index	-0.07	15.82	54.97

For the ETF Shares, the market price is determined by the midpoint of the bid-offer spread as of the closing time of the New York Stock Exchange (generally 4 p.m., Eastern time). The net asset value is also determined as of the NYSE closing time. For more information about how the ETF Shares’ market prices have compared with their net asset value, visit vanguard.com, select your ETF, and then select the Price and Performance tab. The ETF premium/discount analysis there shows the percentages of days on which the ETF Shares’ market price was above or below the NAV.

29

Intermediate-Term Bond Index Fund

Sector Diversification

As of December 31, 2018

Finance	14.9%
Foreign	5.3
Industrial	23.4
Treasury/Agency	54.0
Utilities	2.1
Other	0.3

The table reflects the fund’s market exposure. Any holdings in short-term reserves are excluded. The agency and mortgage-backed securities sectors may include issues from government-sponsored enterprises; such issues are generally not backed by the full faith and credit of the U.S. government.

30

Intermediate-Term Bond Index Fund

Financial Statements

Statement of Net Assets — Investments Summary

As of December 31, 2018

This Statement summarizes the fund’s holdings by asset type. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the complete listing of the fund’s holdings is available electronically on vanguard.com and on the Securities and Exchange Commission’s website (sec.gov), or you can have it mailed to you without charge by calling 800-662-7447. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website.

			Face	Market	Percentage
		Maturity	Amount	Value•	of Net
Coupon		Date	($000)	($000)	Assets
U.S. Government and Agency Obligations
U.S. Government Securities
United States Treasury Note/Bond	2.875%	8/15/28	667,695	678,231	2.2%
United States Treasury Note/Bond	2.500%	5/15/24	678,624	677,565	2.2%
United States Treasury Note/Bond	2.250%	2/15/27	679,065	659,542	2.1%
United States Treasury Note/Bond	2.375%	5/15/27	643,742	630,668	2.0%
United States Treasury ote/Bond	3.125%	11/15/28	600,852	623,570	2.0%
United States Treasury Note/Bond	2.875%	5/15/28	607,793	617,384	2.0%
United States Treasury Note/Bond	1.625%	5/15/26	660,298	616,758	2.0%
United States Treasury Note/Bond	2.125%	2/29/24	619,725	607,913	1.9%
United States Treasury Note/Bond	1.625%	2/15/26	628,299	588,245	1.9%
United States Treasury Note/Bond	2.000%	11/15/26	615,297	587,707	1.9%
United States Treasury Note/Bond	2.125%	5/15/25	591,160	575,364	1.8%
United States Treasury Note/Bond	2.750%	2/15/28	568,355	571,464	1.8%
United States Treasury Note/Bond	2.250%	8/15/27	575,586	557,236	1.8%
United States Treasury Note/Bond	1.500%	8/15/26	595,211	549,082	1.7%
United States Treasury Note/Bond	2.250%	11/15/27	547,965	529,471	1.7%

31

Intermediate-Term Bond Index Fund

			Face	Market	Percentage
		Maturity	Amount	Value•	of Net
	Coupon	Date	($000)	($000)	Assets
United States Treasury Note/Bond	2.000%	8/15/25	527,032	508,175	1.6%
United States Treasury Note/Bond	2.375%	8/15/24	448,049	444,057	1.4%
United States Treasury Note/Bond	2.000%	2/15/25	458,951	443,961	1.4%
United States Treasury Note/Bond	2.750%	2/28/25	430,616	434,991	1.4%
United States Treasury Note/Bond	2.875%	5/31/25	409,635	416,804	1.3%
United States Treasury Note/Bond	2.125%	11/30/24	419,030	409,078	1.3%
United States Treasury Note/Bond	2.250%	11/15/24	414,024	407,035	1.3%
United States Treasury Note/Bond	2.000%	5/31/24	350,350	340,989	1.1%
United States Treasury Note/Bond	2.125%	9/30/24	348,070	340,183	1.1%
United States Treasury Note/Bond	2.500%	1/31/25	331,925	330,733	1.1%
United States Treasury Note/Bond	2.000%	6/30/24	332,240	323,206	1.0%
United States Treasury Note/Bond	2.250%	11/15/25	314,222	307,347	1.0%
United States Treasury Note/Bond	2.875%	11/30/25	292,505	297,761	0.9%
United States Treasury Note/Bond	2.750%	8/31/25	279,830	282,584	0.9%
United States Treasury Note/Bond	2.125%	3/31/24	263,035	257,856	0.8%
United States Treasury Note/Bond	2.250%	12/31/24	233,500	229,414	0.7%
United States Treasury Note/Bond	2.625%	3/31/25	224,031	224,696	0.7%
United States Treasury Note/Bond	1.875%	8/31/24	201,928	194,955	0.6%
United States Treasury Note/Bond	2.125%	7/31/24	187,650	183,574	0.6%
United States Treasury Note/Bond	2.625%	12/31/25	177,000	177,443	0.6%
United States Treasury Note/Bond	3.000%	9/30/25	168,116	172,423	0.5%
United States Treasury Note/Bond	2.875%	7/31/25	152,915	155,591	0.5%
United States Treasury Note/Bond	3.000%	10/31/25	126,522	129,804	0.4%
United States Treasury Note/Bond	2.000%	4/30/24	127,010	123,676	0.4%
United States Treasury Note/Bond	2.875%	4/30/25	110,411	112,361	0.4%
United States Treasury Note/Bond	2.750%	6/30/25	87,750	88,642	0.3%
United States Treasury Note/Bond	2.250%	10/31/24	87,120	85,690	0.3%

32

Intermediate-Term Bond Index Fund

				Face	Market	Percentage
			Maturity	Amount	Value•	of Net
		Coupon	Date	($000)	($000)	Assets
	United States Treasury Note/Bond	6.875%	8/15/25	47,479	59,772	0.2%
					16,553,001	52.8%
Agency Bonds and Notes
1	Federal National Mortgage Assn.	2.625%	9/6/24	93,945	93,536	0.3%
	Agency Bonds and Notes—Other †				161,956	0.5%
					255,492	0.8%
Total U.S. Government and Agency Obligations (Cost $17,084,307)					16,808,493	53.6%
Corporate Bonds
Finance
	Banking
	Bank of America Corp.	3.419%	12/20/28	58,516	54,689	0.2%
2	Bank of America Corp.	3.093%–4.450%	1/22/24–7/23/29	342,284	332,512	1.1%
	Bank One Corp.	8.000%	4/29/27	6,985	8,580	0.0%
2	JPMorgan Chase & Co.	2.950%–4.452%	2/1/24–12/5/29	335,967	326,368	1.0%
3	Banking—Other †				2,454,072	7.8%
	Brokerage †				193,021	0.6%
	Finance Companies †				80,160	0.3%
3	Insurance †				575,312	1.9%
	Other Finance †				9,574	0.0%
	Real Estate Investment Trusts †				591,464	1.9%
					4,625,752	14.8%
Industrial
3	Basic Industry †				356,528	1.1%
	Capital Goods †				642,103	2.0%
	Communication
	AT&T Inc.	3.400%	5/15/25	50,716	47,532	0.2%
3	Communication—Other †				884,424	2.8%
3	Consumer Cyclical †				929,822	3.0%
	Consumer Noncyclical
3	Anheuser-Busch Cos. LLC/
	Anheuser-Busch InBev
	Worldwide Inc.	3.650%	2/1/26	109,760	103,734	0.3%
	CVS Health Corp.	4.300%	3/25/28	75,610	73,993	0.2%
3	Consumer Noncyclical—Other †				1,716,460	5.5%
3	Energy †				1,158,109	3.7%
	Other Industrial †				31,168	0.1%
3	Technology †				1,085,139	3.5%
	Transportation †				283,854	0.9%
					7,312,866	23.3%
Utilities
3	Electric †				591,593	1.9%
	Natural Gas †				55,301	0.1%
	Other Utility †				18,701	0.1%
					665,595	2.1%
Total Corporate Bonds (Cost $13,070,022)					12,604,213	40.2%

33

Intermediate-Term Bond Index Fund

				Face	Market	Percentage
			Maturity	Amount	Value•	of Net
		Coupon	Date	($000)	($000)	Assets
Sovereign Bonds
4	KFW	2.500%	11/20/24	52,490	51,793	0.1%
	Petroleos Mexicanos	6.500%	3/13/27	56,240	53,143	0.2%
3	Sovereign Bonds—Other †				1,466,458	4.7%
Total Sovereign Bonds (Cost $1,614,435)					1,571,394	5.0%
Taxable Municipal Bonds (Cost $65,702) †					64,879	0.2%

				Shares
Temporary Cash Investment
Money Market Fund
5	Vanguard Market Liquidity Fund
	(Cost $113,604)	2.530%		1,136,151	113,615	0.4%
Total Investments (Cost $31,948,070)					31,162,594	99.4%

					Amount
					($000)
Other Assets and Liabilities
Other Assets
Investment in Vanguard					1,615
Receivables for Investment Securities Sold					516,904
Receivables for Accrued Income					245,302
Receivables for Capital Shares Issued					21,991
Other Assets					125
Total Other Assets					785,937	2.5%
Liabilities
Payables for Investment Securities Purchased					(432,435)
Payables for Capital Shares Redeemed					(154,482)
Payables for Distributions					(7,679)
Payables to Vanguard					(10,209)
Other Liabilities					(18)
Total Liabilities					(604,823)	(1.9%)
Net Assets					31,343,708	100.0%

34

Intermediate-Term Bond Index Fund

At December 31, 2018, net assets consisted of:

Amount
($000)
Paid-in Capital	32,471,597
Total Distributable Earnings (Loss)	(1,127,889)
Net Assets	31,343,708

Investor Shares – Net Assets
Applicable to 94,092,154 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	1,037,354
Net Asset Value Per Share – Investor Shares	$11.02

ETF Shares – Net Assets
Applicable to 157,154,060 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	12,771,908
Net Asset Value Per Share – ETF Shares	$81.27

Admiral Shares – Net Assets
Applicable to 1,163,760,311 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	12,830,335
Net Asset Value Per Share – Admiral Shares	$11.02

Institutional Shares – Net Assets
Applicable to 267,751,543 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	2,951,932
Net Asset Value Per Share – Institutional Shares	$11.02

Institutional Plus Shares – Net Assets
Applicable to 158,929,308 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	1,752,179
Net Asset Value Per Share – Institutional Plus Shares	$11.02

• See Note A in Notes to Financial Statements.

† Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

1 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.

2 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.

3 Certain of the fund’s securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2018, the aggregate value of these securities was $378,847,000, representing 1.2% of net assets.

4 Guaranteed by the Federal Republic of Germany.

5 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

See accompanying Notes, which are an integral part of the Financial Statements.

35

Intermediate-Term Bond Index Fund

Statement of Operations

Year Ended
December 31, 2018
($000)
Investment Income
Income
Interest[1]	964,080
Total Income	964,080
Expenses
The Vanguard Group—Note B
Investment Advisory Services	996
Management and Administrative—Investor Shares	1,252
Management and Administrative—ETF Shares	8,069
Management and Administrative—Admiral Shares	7,528
Management and Administrative—Institutional Shares	1,329
Management and Administrative—Institutional Plus Shares	603
Marketing and Distribution—Investor Shares	232
Marketing and Distribution—ETF Shares	751
Marketing and Distribution—Admiral Shares	968
Marketing and Distribution—Institutional Shares	85
Marketing and Distribution—Institutional Plus Shares	21
Custodian Fees	75
Auditing Fees	46
Shareholders’ Reports—Investor Shares	228
Shareholders’ Reports—ETF Shares	412
Shareholders’ Reports—Admiral Shares	122
Shareholders’ Reports—Institutional Shares	12
Shareholders’ Reports—Institutional Plus Shares	38
Trustees’ Fees and Expenses	21
Total Expenses	22,788
Expenses Paid Indirectly	(58)
Net Expenses	22,730
Net Investment Income	941,350
Realized Net Gain (Loss) on Investment Securities Sold[1,2]	(400,478)
Change in Unrealized Appreciation (Depreciation) of Investment Securities[1]	(654,571)
Net Increase (Decrease) in Net Assets Resulting from Operations	(113,699)

1   Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $2,693,000, ($1,000), and $2,000, respectively. Purchases and sales are for temporary cash investment purposes.

2   Includes ($72,232,000) of net gain (loss) resulting from in-kind redemptions; such gain (loss) is not taxable to the fund.

See accompanying Notes, which are an integral part of the Financial Statements.

36

Intermediate-Term Bond Index Fund

Statement of Changes in Net Assets

	Year Ended December 31,
	2018	2017
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	941,350	844,940
Realized Net Gain (Loss)	(400,478)	27,773
Change in Unrealized Appreciation (Depreciation)	(654,571)	281,559
Net Increase (Decrease) in Net Assets Resulting from Operations	(113,699)	1,154,272
Distributions
Net Investment Income
Investor Shares	(32,457)	(35,465)
ETF Shares	(396,012)	(358,019)
Admiral Shares	(370,520)	(334,883)
Institutional Shares	(88,192)	(76,404)
Institutional Plus Shares	(52,353)	(41,601)
Realized Capital Gain[1]
Investor Shares	—	(1,251)
ETF Shares	—	(14,657)
Admiral Shares	—	(12,887)
Institutional Shares	—	(2,991)
Institutional Plus Shares	—	(1,571)
Total Distributions	(939,534)	(879,729)
Capital Share Transactions
Investor Shares	(229,614)	(180,550)
ETF Shares	(2,083,410)	3,982,223
Admiral Shares	(249,301)	1,407,121
Institutional Shares	(80,194)	476,321
Institutional Plus Shares	161,340	147,119
Net Increase (Decrease) from Capital Share Transactions	(2,481,179)	5,832,234
Total Increase (Decrease)	(3,534,412)	6,106,777
Net Assets
Beginning of Period	34,878,120	28,771,343
End of Period	31,343,708	34,878,120

1   Includes fiscal 2018 and 2017 short-term gain distributions totaling $0 and $0, respectively. Short-term gain distributions are treated as ordinary income dividends for tax purposes.

See accompanying Notes, which are an integral part of the Financial Statements.

37

Intermediate-Term Bond Index Fund

Financial Highlights

Investor Shares

For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$11.36	$11.24	$11.26	$11.46	$11.09
Investment Operations
Net Investment Income	.306	1.289	1.289	.302	.316
Net Realized and Unrealized Gain (Loss) on Investments	(.340)	.132	.025	(.162)	.437
Total from Investment Operations	(.034)	.421	.314	.140	.753
Distributions
Dividends from Net Investment Income	(.306)	(.290)	(.289)	(.302)	(.316)
Distributions from Realized Capital Gains	—	(.011)	(.045)	(.038)	(.067)
Total Distributions	(.306)	(.301)	(.334)	(.340)	(.383)
Net Asset Value, End of Period	$11.02	$11.36	$11.24	$11.26	$11.46

Total Return[2]	-0.25%	3.76%	2.75%	1.21%	6.85%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,037	$1,307	$1,472	$1,397	$1,551
Ratio of Total Expenses to Average Net Assets	0.15%	0.15%	0.15%	0.16%	0.20%
Ratio of Net Investment Income to Average Net Assets	2.79%	2.54%	2.48%	2.62%	2.76%
Portfolio Turnover Rate[3]	53%	55%	57%	51%	60%

1   Calculated based on average shares outstanding.

2   Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

3   Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

38

Intermediate-Term Bond Index Fund

Financial Highlights

ETF Shares

For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2018		2017		2016	2015	2014
Net Asset Value, Beginning of Period	$83.73		$82.86		$82.95	$84.41	$81.65
Investment Operations
Net Investment Income	2.320	1	2.199	1	2.163	2.227	2.403
Net Realized and Unrealized Gain (Loss) on Investments	(2.442)		.925		.244	(1.177)	3.254
Total from Investment Operations	(.122)		3.124		2.407	1.050	5.657
Distributions
Dividends from Net Investment Income	(2.338)		(2.174)		(2.163)	(2.227)	(2.403)
Distributions from Realized Capital Gains	—		(.080)		(.334)	(.283)	(.494)
Total Distributions	(2.338)		(2.254)		(2.497)	(2.510)	(2.897)
Net Asset Value, End of Period	$81.27		$83.73		$82.86	$82.95	$84.41

Total Return	-0.09%		3.80%		2.86%	1.23%	7.00%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$12,772		$15,328		$11,241	$7,569	$4,858
Ratio of Total Expenses to Average Net Assets	0.07%		0.07%		0.07%	0.09%	0.10%
Ratio of Net Investment Income to Average Net Assets	2.87%		2.62%		2.56%	2.69%	2.86%
Portfolio Turnover Rate[2]	53%		55%		57%	51%	60%

1 Calculated based on average shares outstanding.

2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

39

Intermediate-Term Bond Index Fund

Financial Highlights

Admiral Shares

For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2018		2017	2016	2015	2014
Net Asset Value, Beginning of Period	$11.36		$11.24	$11.26	$11.46	$11.09
Investment Operations
Net Investment Income	.315	[1]	.298 [1]	.299	.309	.327
Net Realized and Unrealized Gain (Loss) on Investments	(.341)		.132	.025	(.162)	.437
Total from Investment Operations	(.026)		.430	.324	.147	.764
Distributions
Dividends from Net Investment Income	(.314)		(.299)	(.299)	(.309)	(.327)
Distributions from Realized Capital Gains	—		(.011)	(.045)	(.038)	(.067)
Total Distributions	(.314)		(.310)	(.344)	(.347)	(.394)
Net Asset Value, End of Period	$11.02		$11.36	$11.24	$11.26	$11.46

Total Return[2]	-0.17%		3.85%	2.83%	1.27%	6.96%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$12,830		$13,477	$11,954	$10,061	$8,922
Ratio of Total Expenses to Average Net Assets	0.07%		0.07%	0.07%	0.09%	0.10%
Ratio of Net Investment Income to Average Net Assets	2.87%		2.62%	2.56%	2.69%	2.86%
Portfolio Turnover Rate[3]	53%		55%	57%	51%	60%

1   Calculated based on average shares outstanding.

2   Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

3   Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

40

Intermediate-Term Bond Index Fund

Financial Highlights

Institutional Shares

For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$11.36	$11.24	$11.26	$11.46	$11.09
Investment Operations
Net Investment Income	.317 [1]	.301 [1]	.301	.313	.331
Net Realized and Unrealized Gain (Loss) on Investments	(.340)	.131	.025	(.162)	.437
Total from Investment Operations	(.023)	.432	.326	.151	.768
Distributions
Dividends from Net Investment Income	(.317)	(.301)	(.301)	(.313)	(.331)
Distributions from Realized Capital Gains	—	(.011)	(.045)	(.038)	(.067)
Total Distributions	(.317)	(.312)	(.346)	(.351)	(.398)
Net Asset Value, End of Period	$11.02	$11.36	$11.24	$11.26	$11.46

Total Return	-0.15%	3.87%	2.85%	1.31%	6.99%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,952	$3,127	$2,626	$2,399	$1,610
Ratio of Total Expenses to Average Net Assets	0.05%	0.05%	0.05%	0.06%	0.07%
Ratio of Net Investment Income to Average Net Assets	2.89%	2.64%	2.58%	2.72%	2.89%
Portfolio Turnover Rate[2]	53%	55%	57%	51%	60%

1   Calculated based on average shares outstanding.

2   Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

41

Intermediate-Term Bond Index Fund

Financial Highlights

Institutional Plus Shares

For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$11.36	$11.24	$11.26	$11.46	$11.09
Investment Operations
Net Investment Income	.319 [1]	.302 [1]	.302	.315	.333
Net Realized and Unrealized Gain (Loss) on Investments	(.341)	.131	.025	(.162)	.437
Total from Investment Operations	(.022)	.433	.327	.153	.770
Distributions
Dividends from Net Investment Income	(.318)	(.302)	(.302)	(.315)	(.333)
Distributions from Realized Capital Gains	—	(.011)	(.045)	(.038)	(.067)
Total Distributions	(.318)	(.313)	(.347)	(.353)	(.400)
Net Asset Value, End of Period	$11.02	$11.36	$11.24	$11.26	$11.46

Total Return	-0.14%	3.88%	2.86%	1.33%	7.01%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,752	$1,640	$1,478	$1,057	$293
Ratio of Total Expenses to Average Net Assets	0.04%	0.04%	0.04%	0.04%	0.05%
Ratio of Net Investment Income to Average Net Assets	2.90%	2.65%	2.59%	2.74%	2.91%
Portfolio Turnover Rate[2]	53%	55%	57%	51%	60%

1   Calculated based on average shares outstanding.

2   Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

42

Intermediate-Term Bond Index Fund

Notes to Financial Statements

Vanguard Intermediate-Term Bond Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. Certain of the fund’s investments are in corporate debt instruments; the issuers’ abilities to meet their obligations may be affected by economic developments in their respective industries. The fund offers five classes of shares: Investor Shares, ETF Shares, Admiral Shares, Institutional Shares, and Institutional Plus Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.

On November 19, 2018, the fund announced changes to the availability and minimum investment criteria of the Investor and Admiral share classes. It is anticipated that all of the outstanding Investor Shares will be automatically converted to Admiral Shares beginning in April 2019, with the exception of those held by Vanguard funds and certain other institutional investors.

A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (December 31, 2015–2018), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

3. Distributions: Distributions from net investment income are declared daily by all share classes except ETF Shares, and paid on the first business day of the following month. Monthly income dividends from ETF Shares, and annual distributions from realized capital gains, if any, are recorded on the ex-dividend date. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes.

4. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $3.1 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s

43

Intermediate-Term Bond Index Fund

Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The fund had no borrowings outstanding at December 31, 2018, or at any time during the period then ended.

5. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Net Assets. All other costs of operations payable to Vanguard are generally settled twice a month.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At December 31, 2018, the fund had contributed to Vanguard capital in the amount of $1,615,000, representing 0.01% of the fund’s net assets and 0.65% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C.  The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the year ended December 31, 2018, custodian fee offset arrangements reduced the fund’s expenses by $58,000 (an annual rate of 0.00% of average net assets).

D.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Statement of Net Assets.

44

Intermediate-Term Bond Index Fund

The following table summarizes the market value of the fund’s investments as of December 31, 2018, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	16,808,493	—
Corporate Bonds	—	12,604,213	—
Sovereign Bonds	—	1,571,394	—
Taxable Municipal Bonds	—	64,879	—
Temporary Cash Investments	113,615	—	—
Total	113,615	31,048,979	—

E.  Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. As of period end, permanent differences primarily attributable to the accounting for in-kind redemptions were reclassified between the following accounts:

Amount
($000)
Paid-in Capital	(72,234)
Total Distributable Earnings (Loss)	72,234

Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to the tax deferral of losses on wash sales. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:

Amount
($000)
Undistributed Ordinary Income	9,168
Undistributed Long-Term Gains	—
Capital Loss Carryforwards (Non-expiring)	(342,435)
Net Unrealized Gains (Losses)	(785,476)

As of December 31, 2018, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:

Amount
($000)
Tax Cost	31,948,070
Gross Unrealized Appreciation	97,390
Gross Unrealized Depreciation	(882,866)
Net Unrealized Appreciation (Depreciation)	(785,476)

45

Intermediate-Term Bond Index Fund

F.  During the year ended December 31, 2018, the fund purchased $5,208,737,000 of investment securities and sold $6,449,990,000 of investment securities, other than U.S. government securities and temporary cash investments. Purchases and sales of U.S. government securities were $13,015,767,000 and $14,112,622,000, respectively. Total purchases and sales include $946,362,000 and $3,007,386,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the year ended December 31, 2018, such purchases and sales were $770,295,000 and $10,091,197,000, respectively; these amounts are included in the purchases and sales of investment securities noted above.

G. Capital share transactions for each class of shares were:

	Year Ended December 31,
	2018		2017
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	202,296	18,386	349,757	30,691
Issued in Lieu of Cash Distributions	29,983	2,734	33,976	2,981
Redeemed	(461,893)	(42,119)	(564,283)	(49,549)
Net Increase (Decrease)—Investor Shares	(229,614)	(20,999)	(180,550)	(15,877)
ETF Shares
Issued	958,318	11,800	4,116,918	49,000
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(3,041,728)	(37,700)	(134,695)	(1,600)
Net Increase (Decrease)—ETF Shares	(2,083,410)	(25,900)	3,982,223	47,400
Admiral Shares
Issued	3,278,156	298,204	3,893,428	341,773
Issued in Lieu of Cash Distributions	319,890	29,173	301,626	26,459
Redeemed	(3,847,347)	(350,354)	(2,787,933)	(244,878)
Net Increase (Decrease)—Admiral Shares	(249,301)	(22,977)	1,407,121	123,354
Institutional Shares
Issued	749,107	68,102	846,886	74,367
Issued in Lieu of Cash Distributions	79,163	7,220	71,303	6,254
Redeemed	(908,464)	(82,937)	(441,868)	(38,833)
Net Increase (Decrease)—Institutional Shares	(80,194)	(7,615)	476,321	41,788
Institutional Plus Shares
Issued	332,293	30,102	332,533	29,206
Issued in Lieu of Cash Distributions	26,945	2,458	22,603	1,983
Redeemed	(197,898)	(18,003)	(208,017)	(18,302)
Net Increase (Decrease)—Institutional Plus Shares	161,340	14,557	147,119	12,887

46

Intermediate-Term Bond Index Fund

H.  Management has determined that no events or transactions occurred subsequent to December 31, 2018, that would require recognition or disclosure in these financial statements.

47

Long-Term Bond Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: December 31, 2008, Through December 31, 2018

Initial Investment of $10,000

	Average Annual Total Returns
	Periods Ended December 31, 2018
				Final Value
	One	Five	Ten	of a $10,000
	Year	Years	Years	Investment
Long-Term Bond Index Fund Investor Shares	-4.51%	5.40%	5.79%	$17,562
Spliced Bloomberg Barclays U.S. Long Government/Credit Float Adjusted Index	-4.68	5.37	5.88	17,715
Spliced Bloomberg Barclays U.S. Aggregate Float Adjusted Index	-0.08	2.50	3.49	14,095

Spliced Bloomberg Barclays U.S. Long Government/Credit Float Adjusted Index: Bloomberg Barclays U.S. Long Government/Credit Bond Index through December 31, 2009; Bloomberg Barclays U.S. Long Government/Credit Float Adjusted Index thereafter.

Spliced Bloomberg Barclays U.S. Aggregate Float Adjusted Index: Bloomberg Barclays U.S. Aggregate Bond Index through December 31, 2009; Bloomberg Barclays U.S. Aggregate Float Adjusted Index thereafter.

				Final Value
	One	Five	Ten	of a $10,000
	Year	Years	Years	Investment
Long-Term Bond Index Fund ETF Shares Net Asset Value	-4.46%	5.49%	5.87%	$17,697
Spliced Bloomberg Barclays U.S. Long Government/Credit Float Adjusted Index	-4.68	5.37	5.88	17,715
Spliced Bloomberg Barclays U.S. Aggregate Float Adjusted Index	-0.08	2.50	3.49	14,095

See Financial Highlights for dividend and capital gains information.

48

Long-Term Bond Index Fund

	Average Annual Total Returns
	Periods Ended December 31, 2018
				Final Value
	One	Five	Ten	of a $5,000,000
	Year	Years	Years	Investment
Long-Term Bond Index Fund Institutional Shares	-4.41%	5.51%	5.92%	$8,889,695
Spliced Bloomberg Barclays U.S. Long Government/Credit Float Adjusted Index	-4.68	5.37	5.88	8,857,262
Spliced Bloomberg Barclays U.S. Aggregate Float Adjusted Index	-0.08	2.50	3.49	7,047,294

			Since	Final Value
	One	Five	Inception	of a $100,000,000
	Year	Years	(10/6/2011)	Investment
Long-Term Bond Index Fund Institutional Plus Shares	-4.40%	5.52%	4.13%	$133,992,046
Bloomberg Barclays U.S. Long Government/Credit Float Adjusted Index	-4.68	5.37	4.04	133,150,002
Bloomberg Barclays U.S. Aggregate Float Adjusted Index	-0.08	2.50	2.24	117,422,413

“Since Inception” performance is calculated from the Institutional Plus Shares’ inception date for both the fund and its comparative standards.

Cumulative Returns of ETF Shares: December 31, 2008, Through December 31, 2018

	One	Five	Ten
	Year	Years	Years
Long-Term Bond Index Fund ETF Shares Market Price	-4.26%	30.73%	74.84%
Long-Term Bond Index Fund ETF Shares Net Asset Value	-4.46	30.63	76.97
Spliced Bloomberg Barclays U.S. Long Government/Credit Float Adjusted Index	-4.68	29.87	77.15

For the ETF Shares, the market price is determined by the midpoint of the bid-offer spread as of the closing time of the New York Stock Exchange (generally 4 p.m., Eastern time). The net asset value is also determined as of the NYSE closing time. For more information about how the ETF Shares’ market prices have compared with their net asset value, visit vanguard.com, select your ETF, and then select the Price and Performance tab. The ETF premium/discount analysis there shows the percentages of days on which the ETF Shares’ market price was above or below the NAV.

49

Long-Term Bond Index Fund

Sector Diversification

As of December 31, 2018

Finance	8.2%
Foreign	7.6
Industrial	34.3
Treasury/Agency	43.5
Utilities	6.2
Other	0.2

The table reflects the fund’s market exposure. Any holdings in short-term reserves are excluded. The agency and mortgage-backed securities sectors may include issues from government-sponsored enterprises; such issues are generally not backed by the full faith and credit of the U.S. government.

50

Long-Term Bond Index Fund

Financial Statements

Statement of Net Assets — Investments Summary

As of December 31, 2018

This Statement summarizes the fund’s holdings by asset type. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the complete listing of the fund’s holdings is available electronically on vanguard.com and on the Securities and Exchange Commission’s website (sec.gov), or you can have it mailed to you without charge by calling 800-662-7447. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website.

			Face	Market	Percentage
		Maturity	Amount	Value•	of Net
	Coupon	Date	($000)	($000)	Assets
U.S. Government and Agency Obligations
U.S. Government Securities
United States Treasury Note/Bond	3.375%	5/15/44	248,142	264,581	2.4%
United States Treasury Note/Bond	3.000%	8/15/48	230,747	230,495	2.1%
United States Treasury Note/Bond	3.625%	2/15/44	137,444	152,585	1.4%
United States Treasury Note/Bond	3.750%	11/15/43	130,360	147,429	1.3%
United States Treasury Note/Bond	3.000%	5/15/45	144,455	144,500	1.3%
United States Treasury Note/Bond	2.875%	11/15/46	144,764	141,145	1.3%
United States Treasury Note/Bond	3.125%	5/15/48	137,811	140,955	1.3%
United States Treasury Note/Bond	3.000%	11/15/44	138,556	138,513	1.2%
United States Treasury Note/Bond	3.125%	8/15/44	132,838	135,764	1.2%
United States Treasury Note/Bond	3.000%	2/15/48	134,720	134,425	1.2%
United States Treasury Note/Bond	2.875%	5/15/43	136,875	133,817	1.2%
United States Treasury Note/Bond	3.375%	11/15/48	123,930	133,031	1.2%
United States Treasury Note/Bond	3.000%	2/15/47	132,644	132,685	1.2%
United States Treasury Note/Bond	2.875%	8/15/45	132,712	129,560	1.2%
United States Treasury Note/Bond	3.625%	8/15/43	116,300	128,893	1.2%

51

Long-Term Bond Index Fund

				Face	Market	Percentage
			Maturity	Amount	Value•	of Net
		Coupon	Date	($000)	($000)	Assets
	United States Treasury Note/Bond	2.500%	5/15/46	142,466	128,888	1.1%
1	United States Treasury Note/Bond	2.750%	8/15/47	134,746	128,030	1.1%
	United States Treasury Note/Bond	2.750%	11/15/47	132,761	126,040	1.1%
	United States Treasury Note/Bond	2.250%	8/15/46	136,279	116,774	1.0%
	United States Treasury Note/Bond	2.500%	2/15/46	124,132	112,359	1.0%
	United States Treasury Note/Bond	2.500%	2/15/45	114,792	104,155	0.9%
	United States Treasury Note/Bond	3.000%	5/15/47	103,371	103,258	0.9%
	United States Treasury Note/Bond	3.000%	11/15/45	101,850	101,866	0.9%
	United States Treasury Note/Bond	3.125%	2/15/43	99,215	101,417	0.9%
	United States Treasury Note/Bond	2.750%	11/15/42	98,768	94,570	0.8%
	United States Treasury Note/Bond	4.750%	2/15/41	62,480	80,804	0.7%
	United States Treasury Note/Bond	2.750%	8/15/42	79,858	76,526	0.7%
	United States Treasury Note/Bond	4.375%	5/15/40	62,098	76,322	0.7%
	United States Treasury Note/Bond	4.625%	2/15/40	57,561	73,048	0.7%
	United States Treasury Note/Bond	3.500%	2/15/39	66,152	72,468	0.6%
	United States Treasury Note/Bond	4.250%	11/15/40	56,400	68,227	0.6%
	United States Treasury Note/Bond	3.125%	2/15/42	66,302	67,960	0.6%
	United States Treasury Note/Bond	5.375%	2/15/31	49,425	62,824	0.6%
	United States Treasury Note/Bond	3.875%	8/15/40	54,265	62,396	0.6%
	United States Treasury Note/Bond	3.750%	8/15/41	54,075	61,113	0.5%
	United States Treasury Note/Bond	4.375%	5/15/41	47,545	58,585	0.5%
	United States Treasury Note/Bond	3.000%	5/15/42	55,000	55,155	0.5%
	United States Treasury Note/Bond	4.375%	11/15/39	44,005	54,051	0.5%
	United States Treasury Note/Bond	3.125%	11/15/41	52,577	53,892	0.5%
	United States Treasury Note/Bond	4.500%	8/15/39	40,881	50,999	0.5%
	United States Treasury Note/Bond	4.500%	5/15/38	38,360	47,812	0.4%
	United States Treasury Note/Bond	4.250%	5/15/39	38,162	46,086	0.4%

52

Long-Term Bond Index Fund

				Face	Market	Percentage
			Maturity	Amount	Value•	of Net
		Coupon	Date	($000)	($000)	Assets
	United States Treasury Note/Bond	6.250%	5/15/30	28,040	37,631	0.3%
	United States Treasury Note/Bond	4.375%	2/15/38	25,793	31,640	0.3%
	United States Treasury Note/Bond	4.500%–6.125%	2/15/29–5/15/37	80,140	102,053	0.9%
					4,645,327	41.5%
Agency Bonds and Notes
2	Federal Home Loan Mortgage Corp.	6.250%	7/15/32	19,412	26,012	0.2%
2	Federal Home Loan Mortgage Corp.	6.750%	3/15/31	17,525	23,905	0.2%
	Agency Bonds and Notes—Other †				139,013	1.3%
					188,930	1.7%
Total U.S. Government and Agency Obligations (Cost $4,783,287)					4,834,257	43.2%
Corporate Bonds
Finance
	Banking †				476,830	4.3%
	Brokerage †				26,698	0.2%
	Finance Companies
	GE Capital International Funding Co. Unlimited Co.	4.418%	11/15/35	39,491	33,238	0.3%
	Finance Companies—Other †				889	0.0%
	Insurance
	Berkshire Hathaway Finance Corp.	4.200%–5.750%	1/15/40–8/15/48	16,897	17,567	0.1%
	Berkshire Hathaway Inc.	4.500%	2/11/43	3,675	3,818	0.0%
3	Insurance—Other †				320,157	2.9%
	Real Estate Investment Trusts †				42,596	0.4%
					921,793	8.2%
Industrial
	Basic Industry
	Lubrizol Corp.	6.500%	10/1/34	1,425	1,818	0.0%
3	Basic Industry—Other †				227,899	2.0%
	Capital Goods
	Precision Castparts Corp.	3.900%–4.375%	1/15/43–6/15/45	5,155	5,077	0.1%
	Capital Goods—Other †				270,617	2.4%
	Communication
	AT&T Corp.	8.750%	11/15/31	1,842	2,440	0.0%
	AT&T Inc.	4.300%–6.375%	2/15/30–8/15/58	157,448	146,130	1.3%
	Comcast Corp.	3.200%–7.050%	10/15/30–10/15/58	121,691	121,112	1.1%
	NBCUniversal Media LLC	4.450%–6.400%	4/30/40–1/15/43	8,779	9,577	0.1%
	New Cingular Wireless Services Inc.	8.750%	3/1/31	925	1,201	0.0%
	Verizon Communications Inc.	3.850%–6.550%	8/10/33–3/15/55	152,635	148,246	1.3%
	Warner Media LLC	3.800%–7.625%	2/15/27–6/1/44	20,710	19,913	0.2%
	Communication—Other †				330,825	3.0%
	Consumer Cyclical †				330,475	2.9%
	Consumer Noncyclical
3	Anheuser-Busch Cos. LLC/ Anheuser-Busch InBev Worldwide Inc.	4.900%	2/1/46	41,919	38,948	0.3%

53

Long-Term Bond Index Fund

				Face	Market	Percentage
			Maturity	Amount	Value•	of Net
		Coupon	Date	($000)	($000)	Assets
	CVS Health Corp.	5.050%	3/25/48	29,525	28,771	0.3%
3	Consumer Noncyclical—Other †				891,333	8.0%
3	Energy †				607,474	5.4%
	Other Industrial †				32,117	0.3%
3	Technology †				370,835	3.3%
	Transportation
	Burlington Northern
	Santa Fe LLC	3.900%–6.200%	8/15/36–12/15/48	43,774	46,194	0.4%
	Transportation—Other †				151,241	1.4%
					3,782,243	33.8%
Utilities
	Electric
3	Berkshire Hathaway
	Energy Co.	3.800%–6.125%	4/1/36–1/15/49	17,901	19,505	0.2%
	MidAmerican Energy Co.	3.650%–6.750%	12/30/31–8/1/48	11,299	12,062	0.1%
	Nevada Power Co.	6.650%–6.750%	4/1/36–7/1/37	2,070	2,691	0.0%
	PacifiCorp	4.100%–7.700%	11/15/31–1/15/49	14,944	17,359	0.2%
3	Electric—Other †				562,967	5.0%
	Natural Gas †				52,775	0.5%
	Other Utility †				13,079	0.1%
					680,438	6.1%
Total Corporate Bonds (Cost $5,535,981)					5,384,474	48.1%
Sovereign Bonds
	Petroleos Mexicanos	5.500%–6.750%	1/23/29–2/12/48	81,055	67,282	0.6%
	United Mexican States	4.350%–8.300%	8/15/31–10/12/10	82,870	80,755	0.7%
3	Sovereign Bonds—Other †				315,080	2.8%
Total Sovereign Bonds (Cost $480,377)					463,117	4.1%
Taxable Municipal Bonds
	Illinois GO	5.100%	6/1/33	26,390	25,161	0.2%
	Taxable Municipal Bonds—Other †				375,500	3.4%
Total Taxable Municipal Bonds (Cost $360,845)					400,661	3.6%

				Shares
Temporary Cash Investment
Money Market Fund
4	Vanguard Market Liquidity Fund
	(Cost $29,272)	2.530%		292,739	29,274	0.3%
Total Investments (Cost $11,189,762)					11,111,783	99.3%

54

Long-Term Bond Index Fund

		Percentage
	Amount	of Net
	($000)	Assets
Other Assets and Liabilities
Other Assets
Investment in Vanguard	541
Receivables for Investment Securities Sold	42,044
Receivables for Accrued Income	121,370
Receivables for Capital Shares Issued	3,928
Variation Margin Receivable—Futures Contracts	5
Other Assets	36
Total Other Assets	167,924	1.5%
Liabilities
Payables for Investment Securities Purchased	(65,100)
Payables for Capital Shares Redeemed	(13,641)
Payables for Distributions	(2,733)
Payables to Vanguard	(3,927)
Total Liabilities	(85,401)	(0.8%)
Net Assets	11,194,306	100.0%

At December 31, 2018, net assets consisted of:

Amount
($000)
Paid-in Capital	11,341,974
Total Distributable Earnings (Loss)	(147,668)
Net Assets	11,194,306

Investor Shares—Net Assets
Applicable to 212,270,115 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	2,807,943
Net Asset Value Per Share – Investor Shares	$13.23

ETF Shares – Net Assets
Applicable to 31,100,000 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	2,708,035
Net Asset Value Per Share – ETF Shares	$87.08

55

Long-Term Bond Index Fund

Amount
($000)
Institutional Shares – Net Assets
Applicable to 204,558,896 outstanding $.001 par value shares of eneficial interest (unlimited authorization)	2,705,936
Net Asset Value Per Share – Institutional Shares	$13.23

Institutional Plus Shares – Net Assets
Applicable to 224,702,024 outstanding $.001 par value shares of eneficial interest (unlimited authorization)	2,972,392
Net Asset Value Per Share – Institutional Plus Shares	$13.23

• See Note A in Notes to Financial Statements.

† Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

1 Securities with a value of $475,000 have been segregated as initial margin for recently closed futures contracts.

2 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.

3 Certain of the fund’s securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2018, the aggregate value of these securities was $116,715,000, representing 1.0% of net assets.

4 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

GO—General Obligation Bond.

See accompanying Notes, which are an integral part of the Financial Statements.

56

Long-Term Bond Index Fund

Statement of Operations

Year Ended
December 31, 2018
($000)
Investment Income
Income
Interest[1]	422,183
Total Income	422,183
Expenses
The Vanguard Group—Note B
Investment Advisory Services	324
Management and Administrative—Investor Shares	3,635
Management and Administrative—ETF Shares	1,209
Management and Administrative—Institutional Shares	1,068
Management and Administrative—Institutional Plus Shares	1,045
Marketing and Distribution—Investor Shares	489
Marketing and Distribution—ETF Shares	127
Marketing and Distribution—Institutional Shares	61
Marketing and Distribution—Institutional Plus Shares	38
Custodian Fees	35
Auditing Fees	45
Shareholders’ Reports —Investor Shares	45
Shareholders’ Reports —ETF Shares	138
Shareholders’ Reports —Institutional Shares	2
Shareholders’ Reports —Institutional Plus Shares	23
Trustees’ Fees and Expenses	7
Total Expenses	8,291
Expenses Paid Indirectly	(22)
Net Expenses	8,269
Net Investment Income	413,914
Realized Net Gain (Loss)
Investment Securities Sold[1,2]	(52,353)
Futures Contracts	247
Realized Net Gain (Loss)	(52,106)
Change in Unrealized Appreciation (Depreciation) of Investment Securities[1]	(873,202)
Net Increase (Decrease) in Net Assets Resulting from Operations	(511,394)

1   Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $604,000, ($3,000), and $1,000, respectively. Purchases and sales are for temporary cash investment purposes.

2   Includes $17,326,000 of net gain (loss) resulting from in-kind redemptions; such gain (loss) is not taxable to the fund.

See accompanying Notes, which are an integral part of the Financial Statements.

57

Long-Term Bond Index Fund

Statement of Changes in Net Assets

	Year Ended December 31,
	2018	2017
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	413,914	388,769
Realized Net Gain (Loss)	(52,106)	64,583
Change in Unrealized Appreciation (Depreciation)	(873,202)	609,011
Net Increase (Decrease) in Net Assets Resulting from Operations	(511,394)	1,062,363
Distributions
Net Investment Income
Investor Shares	(109,539)	(104,672)
ETF Shares	(87,045)	(79,749)
Institutional Shares	(96,586)	(90,360)
Institutional Plus Shares	(120,421)	(114,185)
Realized Capital Gain[1]
Investor Shares	(4,585)	—
ETF Shares	(3,499)	—
Institutional Shares	(3,680)	—
Institutional Plus Shares	(4,795)	—
Total Distributions	(430,150)	(388,966)
Capital Share Transactions
Investor Shares	19,426	268,353
ETF Shares	519,724	583,520
Institutional Shares	363,304	183,470
Institutional Plus Shares	(72,357)	370,516
Net Increase (Decrease) from Capital Share Transactions	830,097	1,405,859
Total Increase (Decrease)	(111,447)	2,079,256
Net Assets
Beginning of Period	11,305,753	9,226,497
End of Period	11,194,306	11,305,753

1   Includes fiscal 2018 and 2017 short-term gain distributions totaling $0 and $0, respectively. Short-term gain distributions are treated as ordinary income dividends for tax purposes.

See accompanying Notes, which are an integral part of the Financial Statements.

58

Long-Term Bond Index Fund

Financial Highlights

Investor Shares

For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$14.42	$13.51	$13.20	$14.26	$12.41
Investment Operations
Net Investment Income	.515 [1]	.519 [1]	.529	.546	.556
Net Realized and Unrealized Gain (Loss) on Investments	(1.168)	.910	.333	(1.025)	1.853
Total from Investment Operations	(.653)	1.429	.862	(.479)	2.409
Distributions
Dividends from Net Investment Income	(.515)	(.519)	(.529)	(.546)	(.556)
Distributions from Realized Capital Gains	(.022)	—	(.023)	(.035)	(.003)
Total Distributions	(.537)	(.519)	(.552)	(.581)	(.559)
Net Asset Value, End of Period	$13.23	$14.42	$13.51	$13.20	$14.26

Total Return[2]	-4.51%	10.76%	6.41%	-3.47%	19.72%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,808	$3,047	$2,595	$2,415	$2,594
Ratio of Total Expenses to Average Net Assets	0.15%	0.15%	0.15%	0.16%	0.20%
Ratio of Net Investment Income to Average Net Assets	3.85%	3.71%	3.72%	3.95%	4.10%
Portfolio Turnover Rate[3]	38%	41%	45%	42%	39%

1     Calculated based on average shares outstanding.

2     Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

3     Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

59

Long-Term Bond Index Fund

Financial Highlights

ETF Shares

For a Share Outstanding	Year Ended December 31,
Throughout Each Period	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$94.91	$88.86	$86.80	$93.73	$81.45
Investment Operations
Net Investment Income	3.461 [1]	3.487 [1]	3.558	3.565	3.639
Net Realized and Unrealized Gain (Loss) on Investments	(7.728)	6.019	2.212	(6.700)	12.300
Total from Investment Operations	(4.267)	9.506	5.770	(3.135)	15.939
Distributions
Dividends from Net Investment Income	(3.420)	(3.456)	(3.558)	(3.565)	(3.639)
Distributions from Realized Capital Gains	(.143)	—	(.152)	(.230)	(.020)
Total Distributions	(3.563)	(3.456)	(3.710)	(3.795)	(3.659)
Net Asset Value, End of Period	$87.08	$94.91	$88.86	$86.80	$93.73

Total Return	-4.46%	10.89%	6.53%	-3.45%	19.89%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,708	$2,392	$1,671	$1,693	$1,068
Ratio of Total Expenses to Average Net Assets	0.07%	0.07%	0.07%	0.09%	0.10%
Ratio of Net Investment Income to Average Net Assets	3.93%	3.79%	3.80%	4.02%	4.20%
Portfolio Turnover Rate[2]	38%	41%	45%	42%	39%

1     Calculated based on average shares outstanding.

2     Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

60

Long-Term Bond Index Fund

Financial Highlights

Institutional Shares

For a Share Outstanding	Year Ended December 31,
Throughout Each Period	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$14.42	$13.51	$13.20	$14.26	$12.41
Investment Operations
Net Investment Income	.529 [1]	.533 [1]	.544	.560	.573
Net Realized and Unrealized Gain (Loss) on Investments	(1.169)	.910	.333	(1.025)	1.853
Total from Investment Operations	(.640)	1.443	.877	(.465)	2.426
Distributions
Dividends from Net Investment Income	(.528)	(.533)	(.544)	(.560)	(.573)
Distributions from Realized Capital Gains	(.022)	—	(.023)	(.035)	(.003)
Total Distributions	(.550)	(.533)	(.567)	(.595)	(.576)
Net Asset Value, End of Period	$13.23	$14.42	$13.51	$13.20	$14.26

Total Return	-4.41%	10.87%	6.51%	-3.37%	19.87%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,706	$2,552	$2,216	$2,174	$2,283
Ratio of Total Expenses to Average Net Assets	0.05%	0.05%	0.05%	0.06%	0.07%
Ratio of Net Investment Income to Average Net Assets	3.95%	3.81%	3.82%	4.05%	4.23%
Portfolio Turnover Rate[2]	38%	41%	45%	42%	39%

1     Calculated based on average shares outstanding.

2     Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

61

Long-Term Bond Index Fund

Financial Highlights

Institutional Plus Shares

For a Share Outstanding	Year Ended December 31,
Throughout Each Period	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$14.42	$13.51	$13.20	$14.26	$12.41
Investment Operations
Net Investment Income	.530 [1]	.535 [1]	.545	.563	.576
Net Realized and Unrealized Gain (Loss) on Investments	(1.168)	.910	.333	(1.025)	1.853
Total from Investment Operations	(.638)	1.445	.878	(.462)	2.429
Distributions
Dividends from Net Investment Income	(.530)	(.535)	(.545)	(.563)	(.576)
Distributions from Realized Capital Gains	(.022)	—	(.023)	(.035)	(.003)
Total Distributions	(.552)	(.535)	(.568)	(.598)	(.579)
Net Asset Value, End of Period	$13.23	$14.42	$13.51	$13.20	$14.26

Total Return	-4.40%	10.88%	6.52%	-3.35%	19.89%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,972	$3,315	$2,745	$2,533	$2,571
Ratio of Total Expenses to Average Net Assets	0.04%	0.04%	0.04%	0.04%	0.05%
Ratio of Net Investment Income to Average Net Assets	3.96%	3.82%	3.83%	4.07%	4.25%
Portfolio Turnover Rate[2]	38%	41%	45%	42%	39%

1     Calculated based on average shares outstanding.

2     Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

62

Long-Term Bond Index Fund

Notes to Financial Statements

Vanguard Long-Term Bond Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. Certain of the fund’s investments are in corporate debt instruments; the issuers’ abilities to meet their obligations may be affected by economic developments in their respective industries. The fund offers four classes of shares: Investor Shares, ETF Shares, Institutional Shares, and Institutional Plus Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.

On February 7, 2019, the Admiral Share class was launched.

A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Statement of Net Assets.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

During the year ended December 31, 2018, the fund’s average investments in long and short futures contracts represented 0% and less than 1% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period. The fund had no open futures contracts at December 31, 2018.

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Long-Term Bond Index Fund

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (December 31, 2015–2018), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions from net investment income are declared daily by all share classes except ETF Shares, and paid on the first business day of the following month. Monthly income dividends from ETF Shares, and annual distributions from realized capital gains, if any, are recorded on the ex-dividend date. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes.

5. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $3.1 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The fund had no borrowings outstanding at December 31, 2018, or at any time during the period then ended.

6. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Net Assets. All other costs of operations payable to Vanguard are generally settled twice a month.

64

Long-Term Bond Index Fund

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At December 31, 2018, the fund had contributed to Vanguard capital in the amount of $541,000, representing 0.00% of the fund’s net assets and 0.22% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C.      The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the year ended December 31, 2018, custodian fee offset arrangements reduced the fund’s expenses by $22,000 (an annual rate of 0.00% of average net assets).

D.      Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Statement of Net Assets.

The following table summarizes the market value of the fund’s investments as of December 31, 2018, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	4,834,257	—
Corporate Bonds	—	5,384,474	—
Sovereign Bonds	—	463,117	—
Taxable Municipal Bonds	—	400,661	—
Temporary Cash Investments	29,274	—	—
Futures Contracts—Assets[1]	5	—	—
Total	29,279	11,082,509	—

1 Represents variation margin on the last day of the reporting period for recently closed futures contracts.

65

Long-Term Bond Index Fund

E.      Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. As of period end, permanent differences primarily attributable to the accounting for in-kind redemptions were reclassified between the following accounts:

Amount ($000)
Paid-in Capital	17,325
Total Distributable Earnings (Loss)	(17,325)

Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to the tax deferral of losses on wash sales. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:

Amount ($000)
Undistributed Ordinary Income	3,252
Undistributed Long-Term Gains	—
Capital Loss Carryforwards (Non-expiring)	(69,431)
Net Unrealized Gains (Losses)	(77,979)

As of December 31, 2018, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:

Amount
($000)
Tax Cost	11,189,762
Gross Unrealized Appreciation	309,709
Gross Unrealized Depreciation	(387,688)
Net Unrealized Appreciation (Depreciation)	(77,979)

F.       During the year ended December 31, 2018, the fund purchased $1,992,842,000 of investment securities and sold $1,556,834,000 of investment securities, other than U.S. government securities and temporary cash investments. Purchases and sales of U.S. government securities were $3,263,277,000 and $2,835,199,000, respectively. Total purchases and sales include $893,225,000 and $385,671,000 respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

66

Long-Term Bond Index Fund

The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the year ended December 31, 2018, such purchases and sales were $176,780,000 and $901,771,000, respectively; these amounts are included in the purchases and sales of investment securities noted above.

G.     Capital share transactions for each class of shares were:

	Year Ended December 31,
	2018		2017
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	742,223	55,023	793,180	56,836
Issued in Lieu of Cash Distributions	99,446	7,429	91,188	6,507
Redeemed	(822,243)	(61,386)	(616,015)	(44,186)
Net Increase (Decrease)—Investor Shares	19,426	1,066	268,353	19,157
ETF Shares
Issued	911,731	10,300	769,263	8,400
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(392,007)	(4,400)	(185,743)	(2,000)
Net Increase (Decrease)—ETF Shares	519,724	5,900	583,520	6,400
Institutional Shares
Issued	969,450	72,772	642,331	45,827
Issued in Lieu of Cash Distributions	98,456	7,364	86,906	6,204
Redeemed	(704,602)	(52,513)	(545,767)	(39,124)
Net Increase (Decrease)—Institutional Shares	363,304	27,623	183,470	12,907
Institutional Plus Shares
Issued	707,878	52,671	797,043	57,074
Issued in Lieu of Cash Distributions	112,936	8,438	106,191	7,579
Redeemed	(893,171)	(66,255)	(532,718)	(37,998)
Net Increase (Decrease)—Institutional Plus Shares	(72,357)	(5,146)	370,516	26,655

H.      Management has determined that no other events or transactions occurred subsequent to December 31, 2018, that would require recognition or disclosure in these financial statements.

67

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Vanguard Bond Index Funds and Shareholders of Vanguard Short-Term Bond Index Fund, Vanguard Intermediate-Term Bond Index Fund and Vanguard Long-Term Bond Index Fund

Opinions on the Financial Statements

We have audited the accompanying statements of net assets—investments summary of Vanguard Short-Term Bond Index Fund, Vanguard Intermediate-Term Bond Index Fund and Vanguard Long-Term Bond Index Fund (three of the funds constituting Vanguard Bond Index Funds, hereafter collectively referred to as the “Funds”) as of December 31, 2018, the related statements of operations for the year ended December 31, 2018, the statements of changes in net assets for each of the two years in the period ended December 31, 2018, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2018 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2018, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended December 31, 2018 and each of the financial highlights for each of the five years in the period ended December 31, 2018 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2018 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

February 14, 2019

We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.

68

Special 2018 tax information (unaudited) for Vanguard Short-Term Bond Index Fund

This information for the fiscal year ended December 31, 2018, is included pursuant to provisions of the Internal Revenue Code.

For nonresident alien shareholders, 84.8% of income dividends are interest-related dividends.

Special 2018 tax information (unaudited) for Vanguard Intermediate-Term Bond Index Fund

This information for the fiscal year ended December 31, 2018, is included pursuant to provisions of the Internal Revenue Code.

For nonresident alien shareholders, 85.7% of income dividends are interest-related dividends.

Special 2018 tax information (unaudited) for Vanguard Long-Term Bond Index Fund

This information for the fiscal year ended December 31, 2018, is included pursuant to provisions of the Internal Revenue Code.

The fund distributed $16,395,000 as capital gain dividends (20% rate gain distributions) to shareholders during the fiscal year.

For nonresident alien shareholders, 83.0% of income dividends are interest-related dividends.

69

BLOOMBERG is a trademark and service mark of Bloomberg Finance L.P. BARCLAYS is a trademark and service mark of Barclays Bank Plc, used under license. Bloomberg Finance L.P. and its affiliates, including Bloomberg Index Services Limited (BISL) (collectively, Bloomberg), or Bloomberg’s licensors, own all proprietary rights in the Bloomberg Barclays U.S. 1–5 Year Government/Credit Float Adjusted Index, the Bloomberg Barclays U.S. 5–10 Year Government/Credit Float Adjusted Index, and the Bloomberg Barclays U.S. Long Government/Credit Float Adjusted Index (the Indices or Bloomberg Barclays Indices).

Neither Barclays Bank Plc, Barclays Capital Inc., or any affiliate (collectively Barclays) or Bloomberg is the issuer or producer of the Bond Index Funds and neither Bloomberg nor Barclays has any responsibilities, obligations or duties to investors in the Bond Index Funds. The Indices are licensed for use by The Vanguard Group, Inc. (Vanguard) as the sponsor of the Bond Index Funds. Bloomberg and Barclays’ only relationship with Vanguard in respect of the Indices is the licensing of the Indices, which are determined, composed and calculated by BISL, or any successor thereto, without regard to the Issuer or the Bond Index Funds or the owners of the Bond Index Funds.

Additionally, Vanguard may for itself execute transaction(s) with Barclays in or relating to the Indices in connection with the Bond Index Funds. Investors acquire the Bond Index Funds from Vanguard and investors neither acquire any interest in the Indices nor enter into any relationship of any kind whatsoever with Bloomberg or Barclays upon making an investment in the Bond Index Funds. The Bond Index Funds are not sponsored, endorsed, sold or promoted by Bloomberg or Barclays. Neither Bloomberg nor Barclays makes any representation or warranty, express or implied regarding the advisability of investing in the Bond Index Funds or the advisability of investing in securities generally or the ability of the Indices to track corresponding or relative market performance. Neither Bloomberg nor Barclays has passed on the legality or suitability of the Bond Index Funds with respect to any person or entity. Neither Bloomberg nor Barclays is responsible for and has not participated in the determination of the timing of, prices at, or quantities of the Bond Index Funds to be issued. Neither Bloomberg nor Barclays has any obligation to take the needs of the Issuer or the owners of the Bond Index Funds or any other third party into consideration in determining, composing or calculating the Indices. Neither Bloomberg nor Barclays has any obligation or liability in connection with administration, marketing or trading of the Bond Index Funds.

The licensing agreement between Bloomberg and Barclays is solely for the benefit of Bloomberg and Barclays and not for the benefit of the owners of the Bond Index Funds, investors or other third parties. In addition, the licensing agreement between Vanguard and Bloomberg is solely for the benefit of Vanguard and Bloomberg and not for the benefit of the owners of the Bond Index Funds, investors or other third parties.

NEITHER BLOOMBERG NOR BARCLAYS SHALL HAVE ANY LIABILITY TO THE ISSUER, INVESTORS OR TO OTHER THIRD PARTIES FOR THE QUALITY, ACCURACY AND/OR COMPLETENESS OF THE BLOOMBERG BARCLAYS INDICES OR ANY DATA INCLUDED THEREIN OR FOR INTERRUPTIONS IN THE DELIVERY OF THE BLOOMBERG BARCLAYS INDICES. NEITHER BLOOMBERG NOR BARCLAYS MAKES ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE ISSUER, THE INVESTORS OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE BLOOMBERG BARCLAYS INDICES OR ANY DATA INCLUDED THEREIN. NEITHER BLOOMBERG NOR BARCLAYS MAKES ANY EXPRESS OR IMPLIED WARRANTIES, AND EACH HEREBY EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE BLOOMBERG BARCLAYS INDICES OR ANY DATA INCLUDED THEREIN. BLOOMBERG RESERVES THE RIGHT TO CHANGE THE METHODS OF CALCULATION OR PUBLICATION, OR TO CEASE THE CALCULATION OR PUBLICATION OF THE BLOOMBERG BARCLAYS INDICES, AND NEITHER BLOOMBERG NOR BARCLAYS SHALL BE LIABLE FOR ANY MISCALCULATION OF OR ANY INCORRECT, DELAYED OR INTERRUPTED PUBLICATION WITH RESPECT TO THE BLOOMBERG BARCLAYS INDICES. NEITHER BLOOMBERG NOR BARCLAYS SHALL BE LIABLE FOR ANY DAMAGES, INCLUDING, WITHOUT LIMITATION, ANY SPECIAL, INDIRECT OR CONSEQUENTIAL DAMAGES, OR ANY LOST PROFITS AND EVEN IF ADVISED OF THE POSSIBILITY OF SUCH, RESULTING FROM THE USE OF THE BLOOMBERG BARCLAYS INDICES OR ANY DATA INCLUDED THEREIN OR WITH RESPECT TO THE BOND INDEX FUNDS.

None of the information supplied by Bloomberg or Barclays and used in this publication may be reproduced in any manner without the prior written permission of both Bloomberg and Barclays Capital, the investment banking division of Barclays Bank Plc. Barclays Bank Plc is registered in England No. 1026167. Registered office 1 Churchill Place London E14 5HP.

© 2019 Bloomberg. Used with Permission.

Source: Bloomberg Index Services Limited. Copyright 2019, Bloomberg. All rights reserved.

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The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 212 Vanguard funds.

Information for each trustee and executive officer of the fund appears below. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

Interested Trustees1

F. William McNabb III

Born in 1957. Trustee since July 2009. Principal occupation(s) during the past five years and other experience: chairman of the board (January 2010–present) of Vanguard and of each of the investment companies served by Vanguard, trustee (2009–present) of each of the investment companies served by Vanguard, and director (2008–present) of Vanguard. Chief executive officer and president (2008–2017) of Vanguard and each of the investment companies served by Vanguard, managing director (1995–2008) of Vanguard, and director (1997–2018) of Vanguard Marketing Corporation. Director (2018–present) of UnitedHealth Group.

Mortimer J. Buckley

Born in 1969. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: chief executive officer (January 2018–present) of Vanguard; chief executive officer, president, and trustee (January 2018–present) of each of the investment companies served by Vanguard; president and director (2017–present) of Vanguard; and president (February 2018–present) of Vanguard Marketing Corporation. Chief investment officer (2013–2017), managing director (2002–2017), head of the Retail Investor Group (2006–2012), and chief information officer (2001–2006) of Vanguard. Chairman of the board (2011–2017) of the Children’s Hospital of Philadelphia.

Independent Trustees

Emerson U. Fullwood

Born in 1948. Trustee since January 2008. Principal occupation(s) during the past five years and other experience: executive chief staff and marketing officer for North America and corporate vice president (retired 2008) of Xerox Corporation (document management products and services). Former president of the Worldwide Channels Group, Latin America, and Worldwide Customer Service and executive chief staff officer of Developing Markets of Xerox. Executive in residence and 2009–2010 Distinguished Minett Professor at the Rochester Institute of Technology. Lead director of SPX FLOW, Inc. (multi-industry manufacturing). Director of the University of Rochester Medical Center, the Monroe Community College Foundation, the United Way of Rochester, North Carolina A&T University, and Roberts Wesleyan College. Trustee of the University of Rochester.

Amy Gutmann

Born in 1949. Trustee since June 2006. Principal occupation(s) during the past five years and other experience: president (2004–present) of the University of Pennsylvania. Christopher H. Browne Distinguished Professor of Political Science, School of Arts and Sciences, and professor of communication, Annenberg School for Communication, with secondary faculty appointments in the Department of Philosophy, School of Arts and Sciences, and at the Graduate School of Education, University of Pennsylvania. Trustee of the National Constitution Center.

1 Mr. McNabb and Mr. Buckley are considered “interested persons,” as defined in the Investment Company Act of 1940, because they are officers of the Vanguard funds.

JoAnn Heffernan Heisen

Born in 1950. Trustee since July 1998. Principal occupation(s) during the past five years and other experience: corporate vice president of Johnson & Johnson (pharmaceuticals/medical devices/consumer products) and member of its executive committee (1997–2008). Chief global diversity officer (retired 2008), vice president and chief information officer (1997–2006), controller (1995–1997), treasurer (1991–1995), and assistant treasurer (1989–1991) of Johnson & Johnson. Director of Skytop Lodge Corporation (hotels) and the Robert Wood Johnson Foundation. Member of the advisory board of the Institute for Women’s Leadership at Rutgers University.

F. Joseph Loughrey

Born in 1949. Trustee since October 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2009) and vice chairman of the board (2008–2009) of Cummins Inc. (industrial machinery). Chairman of the board of Hillenbrand, Inc. (specialized consumer services), Oxfam America, and the Lumina Foundation for Education. Director of the V Foundation for Cancer Research. Member of the advisory council for the College of Arts and Letters and chair of the advisory board to the Kellogg Institute for International Studies, both at the University of Notre Dame.

Mark Loughridge

Born in 1953. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: senior vice president and chief financial officer (retired 2013) of IBM (information technology services). Fiduciary member of IBM’s Retirement Plan Committee (2004–2013), senior vice president and general manager (2002–2004) of IBM Global Financing, vice president and controller (1998–2002) of IBM, and a variety of other prior management roles at IBM. Member of the Council on Chicago Booth.

Scott C. Malpass

Born in 1962. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: chief investment officer (1989–present) and vice president (1996–present) of the University of Notre Dame. Assistant professor of finance at the Mendoza College of Business, University of Notre Dame, and member of the Notre Dame 403(b) Investment Committee. Chairman of the board of TIFF Advisory Services, Inc. Member of the board of Catholic Investment Services, Inc. (investment advisors), the board of advisors for Spruceview Capital Partners, and the board of superintendence of the Institute for the Works of Religion.

Deanna Mulligan

Born in 1963. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: president (2010–present) and chief executive officer (2011–present) of The Guardian Life Insurance Company of America. Chief operating officer (2010–2011) and executive vice president (2008–2010) of Individual Life and Disability of The Guardian Life Insurance Company of America. Member of the board of The Guardian Life Insurance Company of America, the American Council of Life Insurers, the Partnership for New York City (business leadership), and the Committee Encouraging Corporate Philanthropy. Trustee of the Economic Club of New York and the Bruce Museum (arts and science). Member of the Advisory Council for the Stanford Graduate School of Business.

André F. Perold

Born in 1952. Trustee since December 2004. Principal occupation(s) during the past five years and other experience: George Gund Professor of Finance and Banking, Emeritus at the Harvard Business School (retired 2011). Chief investment officer and co-managing partner of HighVista Strategies LLC (private investment firm). Overseer of the Museum of Fine Arts Boston.

Sarah Bloom Raskin

Born in 1961. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: deputy secretary (2014–2017) of the United States Department of the Treasury. Governor (2010–2014) of the Federal Reserve Board. Commissioner (2007–2010) of financial regulation for the State of Maryland. Member of the board of directors (2012–2014) of Neighborhood Reinvestment Corporation. Director of i(x) Investments, LLC.

Peter F. Volanakis

Born in 1955. Trustee since July 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2010) of Corning Incorporated (communications equipment) and director of Corning Incorporated (2000–2010) and Dow Corning (2001–2010). Director (2012) of SPX Corporation (multi-industry manufacturing). Overseer of the Amos Tuck School of Business Administration, Dartmouth College (2001–2013). Chairman of the board of trustees of Colby-Sawyer College. Member of the Board of Hypertherm Inc. (industrial cutting systems, software, and consumables).

Executive Officers

Glenn Booraem

Born in 1967. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Investment stewardship officer (2017–present), treasurer (2015–2017), controller (2010–2015), and assistant controller (2001–2010) of each of the investment companies served by Vanguard.

Christine M. Buchanan

Born in 1970. Principal occupation(s) during the past five years and other experience: principal of Vanguard and global head of Fund Administration at Vanguard. Treasurer (2017–present) of each of the investment companies served by Vanguard. Partner (2005–2017) at KPMG LLP (audit, tax, and advisory services).

Brian Dvorak

Born in 1973. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief compliance officer (2017–present) of Vanguard and each of the investment companies served by Vanguard. Assistant vice president (2017–present) of Vanguard Marketing Corporation. Vice president and director of Enterprise Risk Management (2011–2013) at Oppenheimer Funds, Inc.

Thomas J. Higgins

Born in 1957. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief financial officer (2008–present) and treasurer (1998–2008) of each of the investment companies served by Vanguard.

Peter Mahoney

Born in 1974. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Controller (2015–present) of each of the investment companies served by Vanguard. Head of International Fund Services (2008–2014) at Vanguard.

Anne E. Robinson

Born in 1970. Principal occupation(s) during the past five years and other experience: general counsel (2016–present) of Vanguard. Secretary (2016–present) of Vanguard and of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Director and senior vice president (2016–2018) of Vanguard Marketing Corporation. Managing director and general counsel of Global Cards and Consumer Services (2014–2016) at Citigroup. Counsel (2003–2014) at American Express.

Michael Rollings

Born in 1963. Principal occupation(s) during the past five years and other experience: finance director (2017–present) and treasurer (2017) of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Chief financial officer (2016–present) of Vanguard. Director (2016–present) of Vanguard Marketing Corporation. Executive vice president and chief financial officer (2006–2016) of MassMutual Financial Group.

Vanguard Senior Management Team

Joseph Brennan	Chris D. McIsaac
Mortimer J. Buckley	James M. Norris
Gregory Davis	Thomas M. Rampulla
John James	Karin A. Risi
Martha G. King	Anne E. Robinson
John T. Marcante	Michael Rollings

Chairman Emeritus and Senior Advisor

John J. Brennan

Chairman, 1996–2009

Chief Executive Officer and President, 1996–2008

Founder

John C. Bogle

Chairman and Chief Executive Officer, 1974–1996

P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard® > vanguard.com

Fund Information > 800-662-7447

Direct Investor Account Services > 800-662-2739

Institutional Investor Services > 800-523-1036

Text Telephone for People

Who Are Deaf or Hard of Hearing > 800-749-7273

This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.

All comparative mutual fund data are from Lipper, a Thomson Reuters Company, or Morningstar, Inc., unless otherwise noted.

You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or sec.gov.

You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.

© 2019 The Vanguard Group, Inc.
All rights reserved.
U.S. Patent Nos. 6,879,964; 7,337,138;
7,720,749; 7,925,573; 8,090,646; 8,417,623; and 8,626,636.
Vanguard Marketing Corporation, Distributor.

Q3140 022019

Annual Report | December 31, 2018 Vanguard Total Bond Market Index Fund

See the inside front cover for important information about access to your fund’s annual and semiannual shareholder reports.

Important information about access to shareholder reports

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of your fund’s annual and semiannual shareholder reports will no longer be sent to you by mail, unless you specifically request them. Instead, you will be notified by mail each time a report is posted on the website and will be provided with a link to access the report.

If you have already elected to receive shareholder reports electronically, you will not be affected by this change and do not need to take any action. You may elect to receive shareholder reports and other communications from the fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you invest directly with the fund, by calling Vanguard at one of the phone numbers on the back cover of this report or by logging on to vanguard.com.

You may elect to receive paper copies of all future shareholder reports free of charge. If you invest through a financial intermediary, you can contact the intermediary to request that you continue to receive paper copies. If you invest directly with the fund, you can call Vanguard at one of the phone numbers on the back cover of this report or log on to vanguard.com. Your election to receive paper copies will apply to all the funds you hold through an intermediary or directly with Vanguard.

Contents

A Note From Our CEO	1
Your Fund’s Performance at a Glance	2
About Your Fund’s Expenses	3
Performance Summary	5
Financial Statements	9

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

A Note From Our CEO

Tim Buckley

Chairman and Chief Executive Officer

Dear Shareholder,

Over the years, I’ve found that prudent investors exhibit a common trait: discipline. No matter how the markets move or what new investing fad hits the headlines, those who stay focused on their goals and tune out the noise are set up for long-term success.

The prime gateway to investing is saving, and you don’t usually become a saver without a healthy dose of discipline. Savers make the decision to sock away part of their income, which means spending less and delaying gratification, no matter how difficult that may be.

Of course, disciplined investing extends beyond diligent saving. The financial markets, in the short term especially, are unpredictable; I have yet to meet the investor who can time them perfectly. It takes discipline to resist the urge to go all-in when markets are frothy or to retreat when things look bleak.

Staying put with your investments is one strategy for handling volatility. Another, rebalancing, requires even more discipline because it means steering your money away from strong performers and toward poorer performers.

Patience—a form of discipline—is also the friend of long-term investors. Higher returns are the potential reward for weathering the market’s turbulence and uncertainty.

It’s important to be prepared for that turbulence, whenever it appears. Don’t panic. Don’t chase returns or look for answers outside the asset classes you trust. And be sure to rebalance periodically, even when there’s turmoil.

Whether you’re a master of self-control, get a boost from technology, or work with a professional advisor, know that discipline is necessary to get the most out of your investment portfolio. And know that Vanguard is with you for the entire ride.

Thank you for your continued loyalty.

Sincerely,

Mortimer J. Buckley

Chairman and Chief Executive Officer

January 17, 2019

1

Your Fund’s Performance at a Glance

•        For the 12 months ended December 31, 2018, Vanguard Total Bond Market Index Fund returned –0.13% for Investor Shares. The fund’s performance was in line with the –0.08% return of its benchmark index.

•        Despite a solid macroeconomic backdrop throughout the year, the markets experienced bouts of volatility. Investors grew skittish at times because of developments including an escalation in U.S. trade tensions, with China in particular; rising interest rates; and the pace of growth at home and abroad.

•        Treasuries, which account for over 40% of the fund’s assets, returned 0.9%. Mortgage-backed securities performed a little better. With investors turning more cautious, corporate bonds fared worse, returning –2.5%. Bonds issued by financial institutions held up better than those of utilities and industrial companies.

•        Please note that in November, Vanguard lowered the investment minimum for your fund’s Admiral Shares from $10,000 to $3,000.

Market Barometer
	Average Annual Total Returns
	Periods Ended December 31, 2018
	One Year	Three Years	Five Years
Stocks
Russell 1000 Index (Large-caps)	-4.78%	9.09%	8.21%
Russell 2000 Index (Small-caps)	-11.01	7.36	4.41
Russell 3000 Index (Broad U.S. market)	-5.24	8.97	7.91
FTSE All-World ex US Index (International)	-14.13	4.58	1.05

Bonds
Bloomberg Barclays U.S. Aggregate Bond Index
(Broad taxable market)	0.01%	2.06%	2.52%
Bloomberg Barclays Municipal Bond Index
(Broad tax-exempt market)	1.28	2.30	3.82
FTSE Three-Month U.S. Treasury Bill Index	1.86	0.98	0.59

CPI
Consumer Price Index	1.91%	2.03%	1.51%

2

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

•        Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

•        Based on hypothetical 5% yearly return. This section is intended to help you compare your fund’s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

3

Six Months Ended December 31, 2018

	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
Total Bond Market Index Fund	6/30/2018	12/31/2018	Period
Based on Actual Fund Return
Investor Shares	$1,000.00	$1,015.93	$0.76
ETF Shares	1,000.00	1,016.85	0.10
Admiral™ Shares	1,000.00	1,016.43	0.25
Institutional Shares	1,000.00	1,016.53	0.15
Institutional Plus Shares	1,000.00	1,016.54	0.15
Institutional Select Shares	1,000.00	1,016.64	0.05
Based on Hypothetical 5% Yearly Return
Investor Shares	$1,000.00	$1,024.45	$0.77
ETF Shares	1,000.00	1,025.10	0.10
Admiral Shares	1,000.00	1,024.95	0.26
Institutional Shares	1,000.00	1,025.05	0.15
Institutional Plus Shares	1,000.00	1,025.05	0.15
Institutional Select Shares	1,000.00	1,025.16	0.05

The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.15% for Investor Shares, 0.02% for ETF Shares, 0.05% for Admiral Shares, 0.03% for Institutional Shares, 0.03% for Institutional Plus Shares, and 0.01% for Institutional Select Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (184/365).

4

Total Bond Market Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: December 31, 2008, Through December 31, 2018

Initial Investment of $10,000

	Average Annual Total Returns
	Periods Ended December 31, 2018
				Final Value
	One	Five	Ten	of a $10,000
	Year	Years	Years	Investment
Total Bond Market Index Fund Investor Shares	-0.13%	2.35%	3.31%	$13,852
Spliced Bloomberg Barclays U.S. Aggregate Float Adjusted Index	-0.08	2.50	3.49	14,095

Spliced Bloomberg Barclays U.S. Aggregate Float Adjusted Index: Bloomberg Barclays U.S. Aggregate Bond Index through December 31, 2009; Bloomberg Barclays U.S. Aggregate Float Adjusted Index thereafter.

				Final Value
	One	Five	Ten	of a $10,000
	Year	Years	Years	Investment
Total Bond Market Index Fund ETF Shares Net Asset Value	-0.04%	2.47%	3.42%	$13,994
Spliced Bloomberg Barclays U.S. Aggregate Float Adjusted Index	-0.08	2.50	3.49	14,095

See Financial Highlights for dividend and capital gains information.

5

Total Bond Market Index Fund

	Average Annual Total Returns
	Periods Ended December 31, 2018
				Final Value
	One	Five	Ten	of a $10,000
	Year	Years	Years	Investment
Total Bond Market Index Fund Admiral Shares	-0.03%	2.46%	3.42%	$14,002
Spliced Bloomberg Barclays U.S. Aggregate Float Adjusted Index	-0.08	2.50	3.49	14,095

				Final Value
	One	Five	Ten	of a $5,000,000
	Year	Years	Years	Investment
Total Bond Market Index Fund Institutional Shares	-0.01%	2.47%	3.45%	$7,015,982
Spliced Bloomberg Barclays U.S. Aggregate Float Adjusted Index	-0.08	2.50	3.49	7,047,294

				Final Value
	One	Five	Ten	of a $100,000,000
	Year	Years	Years	Investment
Total Bond Market Index Fund Institutional Plus Shares	-0.01%	2.48%	3.46%	$140,492,060
Spliced Bloomberg Barclays U.S. Aggregate Float Adjusted Index	-0.08	2.50	3.49	140,945,880

The creation of the Institutional Plus Shares occurred on February 5, 2010, when Vanguard Total Bond Market Index Fund acquired the net assets of Vanguard Institutional Total Bond Market Index Fund. For the periods ended December 31, 2018, the returns and other data shown in the table above reflect a blend of historical performance of the fund’s Institutional Shares prior to February 5, 2010, and of the Institutional Plus Shares from then on.

		Since	Final Value
	One	Inception	of a $3,000,000,000
	Year	(6/24/2016)	Investment
Total Bond Market Index Fund Institutional Select Shares	0.01%	0.53%	$3,039,983,400
Bloomberg Barclays U.S. Aggregate Float Adjusted Index	-0.08	0.56	3,042,477,300

“Since Inception” performance is calculated from the Institutional Select Shares’ inception date for both the fund and its comparative standard.

6

Total Bond Market Index Fund

Cumulative Returns of ETF Shares: December 31, 2008, Through December 31, 2018

	One	Five	Ten
	Year	Years	Years
Total Bond Market Index Fund ETF Shares Market Price	-0.08%	12.86%	36.22%
Total Bond Market Index Fund ETF Shares Net Asset Value	-0.04	13.00	39.94
Spliced Bloomberg Barclays U.S. Aggregate Float Adjusted Index	-0.08	13.12	40.95

For the ETF Shares, the market price is determined by the midpoint of the bid-offer spread as of the closing time of the New York Stock Exchange (generally 4 p.m., Eastern time). The net asset value is also determined as of the NYSE closing time. For more information about how the ETF Shares’ market prices have compared with their net asset value, visit vanguard.com, select your ETF, and then select the Price and Performance tab. The ETF premium/discount analysis there shows the percentages of days on which the ETF Shares’ market price was above or below the NAV.

7

Total Bond Market Index Fund

Sector Diversification

As of December 31, 2018

Asset-Backed	0.4%
Commercial Mortgage-Backed	1.9
Finance	8.7
Foreign	5.2
Government Mortgage-Backed	22.1
Industrial	16.0
Treasury/Agency	43.3
Utilities	1.9
Other	0.5

The table reflects the fund’s market exposure. Any holdings in short-term reserves are excluded. The agency and mortgage-backed securities sectors may include issues from government-sponsored enterprises; such issues are generally not backed by the full faith and credit of the U.S. government.

8

Total Bond Market Index Fund

Financial Statements

Statement of Net Assets—Investments Summary

As of December 31, 2018

This Statement summarizes the fund’s holdings by asset type. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the complete listing of the fund’s holdings is available electronically on vanguard.com and on the Securities and Exchange Commission’s website (sec.gov), or you can have it mailed to you without charge by calling 800-662-7447. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website.

				Face	Market	Percentage
			Maturity	Amount	Value•	of Net
		Coupon	Date	($000)	($000)	Assets
U.S. Government and Agency Obligations
U.S. Government Securities
	United States Treasury Note/Bond	2.125%	5/15/25	975,222	949,164	0.5%
	United States Treasury Note/Bond	2.875%	8/15/28	915,238	929,680	0.5%
1	United States Treasury Note/Bond	2.625%	11/15/20	853,684	855,152	0.4%
	United States Treasury Note/Bond	2.125%	12/31/22	867,125	854,933	0.4%
	United States Treasury Note/Bond	1.375%	2/15/20	858,024	846,226	0.4%
	United States Treasury Note/Bond	1.750%	5/15/23	827,153	801,437	0.4%
	United States Treasury Note/Bond	1.625%	3/15/20	796,130	787,301	0.4%
	United States Treasury Note/Bond	2.250%	11/15/27	813,084	785,642	0.4%
	United States Treasury Note/Bond	2.875%	11/15/21	771,193	779,746	0.4%
	United States Treasury Note/Bond	2.875%	5/15/28	755,131	767,047	0.4%
	United States Treasury Note/Bond	1.750%	2/28/22	781,447	764,474	0.4%
	United States Treasury Note/Bond	2.250%	11/15/25	772,537	755,634	0.4%
	United States Treasury Note/Bond	2.750%	8/15/21	741,294	746,394	0.4%
	United States Treasury Note/Bond	2.250%	2/15/27	748,740	727,213	0.4%
	United States Treasury Note/Bond	2.000%	11/30/22	722,075	709,099	0.3%
	United States Treasury Note/Bond	2.500%	5/15/46	776,992	702,937	0.3%
	United States Treasury Note/Bond	1.250%	3/31/21	709,298	690,459	0.3%
	United States Treasury Note/Bond	1.625%	5/15/26	716,160	668,936	0.3%
	United States Treasury Note/Bond	2.500%	5/15/24	657,918	656,892	0.3%
	United States Treasury Note/Bond	3.125%	11/15/28	623,793	647,379	0.3%
	United States Treasury Note/Bond	2.750%	8/31/23	640,016	647,216	0.3%
	United States Treasury Note/Bond	2.000%	8/15/25	670,570	646,577	0.3%
	United States Treasury Note/Bond	2.125%	2/29/24	653,624	641,166	0.3%
	United States Treasury Note/Bond	2.875%	11/15/46	656,620	640,205	0.3%
	United States Treasury Note/Bond	2.000%	1/15/21	641,473	635,058	0.3%
	United States Treasury Note/Bond	1.625%	2/15/26	678,000	634,778	0.3%
	United States Treasury Note/Bond	2.750%	11/15/42	647,150	619,646	0.3%
	United States Treasury Note/Bond	2.250%	11/15/24	616,889	606,476	0.3%
	United States Treasury Note/Bond	2.750%	2/15/28	597,871	601,141	0.3%
	United States Treasury Note/Bond	3.000%	2/15/48	600,541	599,226	0.3%
	United States Treasury Note/Bond	2.125%	11/30/24	610,580	596,079	0.3%

9

Total Bond Market Index Fund

				Face	Market	Percentage
			Maturity	Amount	Value•	of Net
		Coupon	Date	($000)	($000)	Assets
	United States Treasury Note/Bond	1.500%	8/15/20	603,474	593,480	0.3%
	United States Treasury Note/Bond	1.125%	9/30/21	596,186	574,950	0.3%
	United States Treasury Note/Bond	1.750%	11/15/20	570,670	562,732	0.3%
	United States Treasury Note/Bond	1.500%	8/15/26	607,414	560,339	0.3%
	United States Treasury Note/Bond	3.000%	5/15/45	559,279	559,452	0.3%
	United States Treasury Note/Bond	3.125%	5/15/48	543,609	556,009	0.3%
	United States Treasury Note/Bond	2.750%	9/15/21	546,412	550,253	0.3%
	United States Treasury Note/Bond	1.250%	1/31/20	553,500	545,458	0.3%
	United States Treasury Note/Bond	1.125%	7/31/21	554,910	536,182	0.3%
	United States Treasury Note/Bond	2.625%	5/15/21	524,973	526,611	0.3%
	United States Treasury Note/Bond	1.875%	2/28/22	531,386	521,837	0.3%
	United States Treasury Note/Bond	2.500%	3/31/23	520,701	520,701	0.3%
	United States Treasury Note/Bond	1.875%	7/31/22	530,907	519,960	0.2%
	United States Treasury Note/Bond	3.000%	8/15/48	518,899	518,333	0.2%
	United States Treasury Note/Bond	3.500%	5/15/20	501,005	507,112	0.2%
	United States Treasury Note/Bond	2.125%	9/30/24	515,058	503,387	0.2%
	United States Treasury Note/Bond	2.375%	3/15/21	503,983	502,642	0.2%
	United States Treasury Note/Bond	1.250%	10/31/21	514,864	497,729	0.2%
1	United States Treasury Note/Bond	2.750%	8/15/42	515,324	493,825	0.2%
1	United States Treasury Note/Bond	1.125%–8.750%	8/15/19–11/15/48	51,796,168	52,135,731	25.6%
					84,580,036	41.5%
Agency Bonds and Notes

2	Federal Home Loan Mortgage Corp.	1.125%–6.750%	1/17/20–7/15/32	724,526	756,824	0.4%
2	Federal National Mortgage Assn.	1.250%–7.250%	1/21/20–7/15/37	924,823	951,809	0.4%
3	Agency Bonds and Notes—Other †				1,228,490	0.6%
					2,937,123	1.4%
Conventional Mortgage-Backed Securities
2,4,5	Fannie Mae Pool	2.000%–9.500%	1/1/19–2/1/49	18,680,541	18,875,107	9.2%
2,4,5	Freddie Mac Gold Pool	2.000%–10.000%	0/0/0–1/1/49	12,052,757	12,152,997	6.0%
2,4	Freddie Mac Non Gold Pool	9.500%	3/1/20	1	1	0.0%
4,5	Ginnie Mae I Pool	3.000%–10.500%	4/15/19–1/1/49	1,202,583	1,242,657	0.6%
4,5	Ginnie Mae II Pool	2.500%–8.500%	12/20/20–1/1/49	12,828,055	13,020,777	6.4%
					45,291,539	22.2%
Nonconventional Mortgage-Backed Securities
2,4,	Fannie Mae Pool	2.130%–4.810%	11/1/32–12/1/43	94,215	97,006	0.1%
2,4,	Freddie Mac Non Gold Pool	2.407%–4.909%	4/1/33–11/1/43	26,357	27,364	0.0%
4	Ginnie Mae II Pool	3.125%–4.250%	6/20/29–1/20/44	32,463	33,381	0.0%
					157,751	0.1%
Total U.S. Government and Agency Obligations (Cost $134,506,789)					132,966,449	65.2%
[3,6]Asset-Backed/Commercial Mortgage-Backed Securities (Cost $5,508,915) †					5,435,914	2.6%

10

Total Bond Market Index Fund

		Market	Percentage
		Value•	of Net
		($000)	Assets
Corporate Bonds
Finance
6	Banking †	12,526,888	6.1%
6	Brokerage †	505,874	0.3%
	Finance Companies †	515,688	0.3%
6	Insurance †	2,533,498	1.2%
	Other Finance †	17,620	0.0%
	Real Estate Investment Trusts †	1,376,669	0.7%
		17,476,237	8.6%
Industrial
6	Basic Industry †	1,617,915	0.8%
6	Capital Goods †	2,766,946	1.3%
6	Communication †	4,869,422	2.4%
6	Consumer Cyclical †	3,846,761	1.9%
6	Consumer Noncyclical †	8,608,662	4.2%
6	Energy †	4,867,915	2.4%
6	Other Industrial †	188,871	0.1%
6	Technology †	4,260,714	2.1%
	Transportation †	1,281,764	0.6%
		32,308,970	15.8%
Utilities
6	Electric †	3,522,069	1.7%
6	Natural Gas †	299,323	0.2%
	Other Utility †	64,034	0.0%
		3,885,426	1.9%
[3]Total Corporate Bonds (Cost $54,983,190)		53,670,633	26.3%
[6]Sovereign Bonds (Cost $9,325,253) †		9,198,706	4.5%
Taxable Municipal Bonds (Cost $1,273,728) †		1,378,758	0.7%

		Coupon	Shares
Temporary Cash Investment
Money Market Fund
7	Vanguard Market Liquidity Fund (Cost $2,431,854)	2.530%	24,320,089	2,432,009	1.2%
Total Investments (Cost $208,029,729)				205,082,469	100.5%

11

Total Bond Market Index Fund

		Percentage
	Amount	of Net
	($000)	Assets
Other Assets and Liabilities
Other Assets
Investment in Vanguard	10,502
Receivables for Investment Securities Sold	459,069
Receivables for Accrued Income	1,318,985
Receivables for Capital Shares Issued	342,260
Other Assets	500
Total Other Assets	2,131,316	1.1%
Liabilities
Payables for Investment Securities Purchased	(2,660,734)
Payables for Capital Shares Redeemed	(445,528)
Payables for Distributions	(28,765)
Payables to Vanguard	(63,441)
Other Liabilities	(8,733)
Total Liabilities	(3,207,201)	(1.6%)
Net Assets	204,006,584	100.0%

At December 31, 2018, net assets consisted of:

Amount
($000)
Paid-in Capital	207,576,776
Total Distributable Earnings (Loss)	(3,570,192)
Net Assets	204,006,584

Investor Shares–Net Assets
Applicable to 406,696,651 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	4,250,132
Net Asset Value Per Share–Investor Shares	$10.45

ETF Shares–Net Assets
Applicable to 461,423,018 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	36,528,084
Net Asset Value Per Share–ETF Shares	$79.16

Admiral Shares–Net Assets
Applicable to 8,447,589,387 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	88,280,576
Net Asset Value Per Share–Admiral Shares	$10.45

Institutional Shares–Net Assets
Applicable to 3,897,247,578 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	40,727,800
Net Asset Value Per Share–Institutional Shares	$10.45

12

Total Bond Market Index Fund

Amount
($000)
Institutional Plus Shares–Net Assets
Applicable to 1,856,286,831 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	19,398,926
Net Asset Value Per Share–Institutional Plus Shares	$10.45

Institutional Select Shares–Net Assets
Applicable to 1,418,229,655 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	14,821,066
Net Asset Value Per Share–Institutional Select Shares	$10.45

•    See Note A in Notes to Financial Statements.

†   Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

1   Securities with a value of $1,786,000 have been segregated as collateral for certain open To Be Announced (TBA) transactions.

2   The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.

3   Certain of the fund’s securities are valued using significant unobservable inputs.

4   The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.

5   Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of December 31, 2018.

6   Certain of the fund’s securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2018, the aggregate value of these securities was $1,280,195,000, representing 0.6% of net assets.

7   Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

See accompanying Notes, which are an integral part of the Financial Statements.

13

Total Bond Market Index Fund

Statement of Operations

Year Ended
December 31, 2018
($000)
Investment Income
Income
Interest[1]	5,610,114
Total Income	5,610,114
Expenses
The Vanguard Group—Note B
Investment Advisory Services	6,089
Management and Administrative—Investor Shares	5,876
Management and Administrative—ETF Shares	9,217
Management and Administrative—Admiral Shares	32,922
Management and Administrative—Institutional Shares	11,180
Management and Administrative—Institutional Plus Shares	4,900
Management and Administrative—Institutional Select Shares	874
Marketing and Distribution—Investor Shares	928
Marketing and Distribution—ETF Shares	1,488
Marketing and Distribution—Admiral Shares	5,847
Marketing and Distribution—Institutional Shares	1,061
Marketing and Distribution—Institutional Plus Shares	241
Marketing and Distribution—Institutional Select Shares	1
Custodian Fees	469
Auditing Fees	53
Shareholders’ Reports—Investor Shares	77
Shareholders’ Reports—ETF Shares	799
Shareholders’ Reports—Admiral Shares	476
Shareholders’ Reports—Institutional Shares	315
Shareholders’ Reports—Institutional Plus Shares	70
Shareholders’ Reports—Institutional Select Shares	2
Trustees’ Fees and Expenses	128
Total Expenses	83,013
Net Investment Income	5,527,101
Realized Net Gain (Loss) on Investment Securities Sold[1,2]	(601,872)
Change in Unrealized Appreciation (Depreciation) of Investment Securities[1]	(4,895,191)
Net Increase (Decrease) in Net Assets Resulting from Operations	30,038

1   Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $59,526,000, ($263,000), and ($99,000), respectively. Purchases and sales are for temporary cash investment purposes.

2   Includes $13,790,000 of net gain (loss) resulting from in-kind redemptions; such gain (loss) is not taxable to the fund.

See accompanying Notes, which are an integral part of the Financial Statements.

14

Total Bond Market Index Fund

Statement of Changes in Net Assets

	Year Ended December 31,
	2018	2017
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	5,527,101	4,635,787
Realized Net Gain (Loss)	(601,872)	319,318
Change in Unrealized Appreciation (Depreciation)	(4,895,191)	1,487,063
Net Increase (Decrease) in Net Assets Resulting from Operations	30,038	6,442,168
Distributions
Net Investment Income
Investor Shares	(125,655)	(136,467)
ETF Shares	(1,016,260)	(867,362)
Admiral Shares	(2,345,887)	(1,949,232)
Institutional Shares	(1,112,166)	(930,195)
Institutional Plus Shares	(548,458)	(535,236)
Institutional Select Shares	(378,061)	(213,518)
Realized Capital Gain[1]
Investor Shares	(1,185)	(2,350)
ETF Shares	(8,845)	(16,877)
Admiral Shares	(19,982)	(37,589)
Institutional Shares	(9,396)	(17,718)
Institutional Plus Shares	(4,829)	(8,878)
Institutional Select Shares	(3,066)	(5,451)
Total Distributions	(5,573,790)	(4,720,873)
Capital Share Transactions
Investor Shares	(767,351)	(862,500)
ETF Shares	334,647	5,481,982
Admiral Shares	7,770,849	9,524,616
Institutional Shares	2,739,331	4,588,226
Institutional Plus Shares	473,626	(2,935,783)
Institutional Select Shares	3,127,416	6,538,787
Net Increase (Decrease) from Capital Share Transactions	13,678,518	22,335,328
Total Increase (Decrease)	8,134,766	24,056,623
Net Assets
Beginning of Period	195,871,818	171,815,195
End of Period	204,006,584	195,871,818

1   Includes fiscal 2018 and 2017 short-term gain distributions totaling $0 and $0, respectively. Short-term gain distributions are treated as ordinary income dividends for tax purposes.

See accompanying Notes, which are an integral part of the Financial Statements.

15

Total Bond Market Index Fund

Financial Highlights

Investor Shares

For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$10.75	$10.65	$10.64	$10.87	$10.56
Investment Operations
Net Investment Income	.279 [1]	.260 [1]	.254	.253	.264
Net Realized and Unrealized Gain (Loss) on Investments	(.296)	.105	.015	(.219)	.339
Total from Investment Operations	(.017)	.365	.269	.034	.603
Distributions
Dividends from Net Investment Income	(.280)	(.260)	(.254)	(.254)	(.264)
Distributions from Realized Capital Gains	(.003)	(.005)	(.005)	(.010)	(.029)
Total Distributions	(.283)	(.265)	(.259)	(.264)	(.293)
Net Asset Value, End of Period	$10.45	$10.75	$10.65	$10.64	$10.87

Total Return[2]	-0.13%	3.45%	2.50%	0.30%	5.76%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$4,250	$5,166	$5,969	$6,434	$7,076
Ratio of Total Expenses to Average Net Assets	0.15%	0.15%	0.15%	0.16%	0.20%
Ratio of Net Investment Income to Average Net Assets	2.68%	2.42%	2.30%	2.34%	2.44%
Portfolio Turnover Rate[3,4]	54%	55%	61%	84%	72%

1 Calculated based on average shares outstanding.

2 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

4 Includes 13%, 15%, 23%, 45%, and 38% attributable to mortgage-dollar-roll activity.

See accompanying Notes, which are an integral part of the Financial Statements.

16

Total Bond Market Index Fund

Financial Highlights

ETF Shares

For a Share Outstanding Throughout Each Period		Year Ended December 31,
	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$81.46	$80.64	$80.58	$82.33	$79.91
Investment Operations
Net Investment Income	2.209 [1]	2.053 [1]	1.995	2.000	2.073
Net Realized and Unrealized Gain (Loss) on Investments	(2.280)	.842	.096	(1.671)	2.641
Total from Investment Operations	(.071)	2.895	2.091	.329	4.714
Distributions
Dividends from Net Investment Income	(2.210)	(2.038)	(1.995)	(2.001)	(2.073)
Distributions from Realized Capital Gains	(.019)	(.037)	(.036)	(.078)	(.221)
Total Distributions	(2.229)	(2.075)	(2.031)	(2.079)	(2.294)
Net Asset Value, End of Period	$79.16	$81.46	$80.64	$80.58	$82.33

Total Return	-0.04%	3.62%	2.57%	0.39%	5.96%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$36,528	$37,247	$31,445	$27,279	$26,041
Ratio of Total Expenses to Average Net Assets	0.035%	0.05%	0.05%	0.06%	0.07%
Ratio of Net Investment Income to Average Net Assets	2.79%	2.52%	2.40%	2.44%	2.57%
Portfolio Turnover Rate[2,3]	54%	55%	61%	84%	72%

1 Calculated based on average shares outstanding.

2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

3 Includes 13%, 15%, 23%, 45%, and 38% attributable to mortgage-dollar-roll activity.

See accompanying Notes, which are an integral part of the Financial Statements.

17

Total Bond Market Index Fund

Financial Highlights

Admiral Shares

For a Share Outstanding Throughout Each Period		Year Ended December 31,
	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$10.75	$10.65	$10.64	$10.87	$10.56
Investment Operations
Net Investment Income	.290 [1]	.271 [1]	.265	.263	.278
Net Realized and Unrealized Gain (Loss) on Investments	(.297)	.105	.015	(.219)	.339
Total from Investment Operations	(.007)	.376	.280	.044	.617
Distributions
Dividends from Net Investment Income	(.290)	(.271)	(.265)	(.264)	(.278)
Distributions from Realized Capital Gains	(.003)	(.005)	(.005)	(.010)	(.029)
Total Distributions	(.293)	(.276)	(.270)	(.274)	(.307)
Net Asset Value, End of Period	$10.45	$10.75	$10.65	$10.64	$10.87

Total Return[2]	-0.03%	3.56%	2.60%	0.40%	5.89%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$88,281	$82,839	$72,592	$60,783	$54,198
Ratio of Total Expenses to Average Net Assets	0.05%	0.05%	0.05%	0.06%	0.07%
Ratio of Net Investment Income to Average Net Assets	2.78%	2.52%	2.40%	2.44%	2.57%
Portfolio Turnover Rate[3,4]	54%	55%	61%	84%	72%

1 Calculated based on average shares outstanding.

2 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

4 Includes 13%, 15%, 23%, 45%, and 38% attributable to mortgage-dollar-roll activity.

See accompanying Notes, which are an integral part of the Financial Statements.

18

Total Bond Market Index Fund

Financial Highlights

Institutional Shares

For a Share Outstanding Throughout Each Period			Year Ended December 31,
	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$10.75	$10.65	$10.64	$10.87	$10.56
Investment Operations
Net Investment Income	.292 [1]	.272 [1]	.266	.265	.279
Net Realized and Unrealized Gain (Loss) on Investments	(.297)	.105	.015	(.219)	.339
Total from Investment Operations	(.005)	.377	.281	.046	.618
Distributions
Dividends from Net Investment Income	(.292)	(.272)	(.266)	(.266)	(.279)
Distributions from Realized Capital Gains	(.003)	(.005)	(.005)	(.010)	(.029)
Total Distributions	(.295)	(.277)	(.271)	(.276)	(.308)
Net Asset Value, End of Period	$10.45	$10.75	$10.65	$10.64	$10.87

Total Return	-0.01%	3.57%	2.61%	0.41%	5.91%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$40,728	$39,101	$34,167	$29,095	$27,103
Ratio of Total Expenses to Average Net Assets	0.035%	0.04%	0.04%	0.05%	0.06%
Ratio of Net Investment Income to Average Net Assets	2.79%	2.53%	2.41%	2.45%	2.58%
Portfolio Turnover Rate[2,3]	54%	55%	61%	84%	72%

1 Calculated based on average shares outstanding.

2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

3 Includes 13%, 15%, 23%, 45%, and 38% attributable to mortgage-dollar-roll activity.

See accompanying Notes, which are an integral part of the Financial Statements.

19

Total Bond Market Index Fund

Financial Highlights

Institutional Plus Shares

For a Share Outstanding Throughout Each Period				Year Ended December 31,
	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$10.75	$10.65	$10.64	$10.87	$10.56
Investment Operations
Net Investment Income	.292 [1]	.273 [1]	.267	.266	.280
Net Realized and Unrealized Gain (Loss) on Investments	(.297)	.105	.015	(.219)	.339
Total from Investment Operations	(.005)	.378	.282	.047	.619
Distributions
Dividends from Net Investment Income	(.292)	(.273)	(.267)	(.267)	(.280)
Distributions from Realized Capital Gains	(.003)	(.005)	(.005)	(.010)	(.029)
Total Distributions	(.295)	(.278)	(.272)	(.277)	(.309)
Net Asset Value, End of Period	$10.45	$10.75	$10.65	$10.64	$10.87

Total Return	-0.01%	3.58%	2.62%	0.42%	5.92%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$19,399	$19,488	$22,203	$24,287	$22,254
Ratio of Total Expenses to Average Net Assets	0.03%	0.03%	0.03%	0.04%	0.05%
Ratio of Net Investment Income to Average Net Assets	2.80%	2.54%	2.42%	2.46%	2.59%
Portfolio Turnover Rate[2,3]	54%	55%	61%	84%	72%

1 Calculated based on average shares outstanding.

2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

3 Includes 13%, 15%, 23%, 45%, and 38% attributable to mortgage-dollar-roll activity.

See accompanying Notes, which are an integral part of the Financial Statements.

20

Total Bond Market Index Fund

Financial Highlights

Institutional Select Shares

			June 24, 2016[1] to Dec. 31, 2016

For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2018	2017
Net Asset Value, Beginning of Period	$10.75	$10.65	$11.03
Investment Operations
Net Investment Income	.295 [2]	.275 [2]	.135
Net Realized and Unrealized Gain (Loss) on Investments	(.298)	.105	(.375)
Total from Investment Operations	(.003)	.380	(.240)
Distributions
Dividends from Net Investment Income	(.294)	(.275)	(.135)
Distributions from Realized Capital Gains	(.003)	(.005)	(.005)
Total Distributions	(.297)	(.280)	(.140)
Net Asset Value, End of Period	$10.45	$10.75	$10.65

Total Return	0.01%	3.60%	-2.20%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$14,821	$12,031	$5,438
Ratio of Total Expenses to Average Net Assets	0.01%	0.01%	0.01%[3]
Ratio of Net Investment Income to Average Net Assets	2.82%	2.56%	2.41%[3]
Portfolio Turnover Rate[4,5]	54%	55%	61%[6]

1 Inception.

2 Calculated based on average shares outstanding.

3 Annualized.

4 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

5 Includes 13%, 15%, and 23% attributable to mortgage-dollar-roll activity.

6 Reflects the fund’s portfolio turnover for the fiscal year ended December 31, 2016.

See accompanying Notes, which are an integral part of the Financial Statements.

21

Total Bond Market Index Fund

Notes to Financial Statements

Vanguard Total Bond Market Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. Certain of the fund’s investments are in corporate debt instruments; the issuers’ abilities to meet their obligations may be affected by economic developments in their respective industries. The fund offers six classes of shares: Investor Shares, ETF Shares, Admiral Shares, Institutional Shares, Institutional Plus Shares, and Institutional Select Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on Nasdaq; they can be purchased and sold through a broker.

On November 19, 2018, the fund announced changes to the availability and minimum investment criteria of the Investor and Admiral share classes. It is anticipated that all of the outstanding Investor Shares will be automatically converted to Admiral Shares beginning in April 2019, with the exception of those held by Vanguard funds and certain other institutional investors.

A.      The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. When the fund is a buyer of TBA transactions, it maintains cash or short-term investments in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements.

22

Total Bond Market Index Fund

At December 31, 2018, counterparties had deposited in segregated accounts securities with a value of $646,000 and cash with a value of $526,000 in connection with TBA transactions.

3. Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are typically invested in high-quality short-term fixed income securities. The fund forgoes principal and interest paid on the securities sold, and is compensated by interest earned on the proceeds of the sale and by a lower price on the securities to be repurchased. The fund has also entered into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund’s portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased in the Statement of Net Assets.

4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (December 31, 2015–2018), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

5. Distributions: Distributions from net investment income are declared daily by all share classes except ETF Shares, and paid on the first business day of the following month. Monthly income dividends from ETF Shares, and annual distributions from realized capital gains, if any, are recorded on the ex-dividend date. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes.

6. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $3.1 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The fund had no borrowings outstanding at December 31, 2018, or at any time during the period then ended.

7. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

23

Total Bond Market Index Fund

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B.      In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Net Assets. All other costs of operations payable to Vanguard are generally settled twice a month.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At December 31, 2018, the fund had contributed to Vanguard capital in the amount of $10,502,000, representing 0.01% of the fund’s net assets and 4.20% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C.      Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Statement of Net Assets.

The following table summarizes the market value of the fund’s investments as of December 31, 2018, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	132,966,449	—
Asset-Backed/Commercial Mortgage-Backed Securities	—	5,435,913	1
Corporate Bonds	—	53,661,389	9,244
Sovereign Bonds	—	9,198,706	—
Taxable Municipal Bonds	—	1,378,758	—
Temporary Cash Investments	2,432,009	—	—
Total	2,432,009	202,641,215	9,245

24

Total Bond Market Index Fund

D.      Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. As of period end, permanent differences primarily attributable to the accounting for in-kind redemptions were reclassified between the following accounts:

Amount
($000)
Paid-in Capital	13,780
Total Distributable Earnings (Loss)	(13,780)

Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to the tax deferral of losses on wash sales. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:

Amount
($000)
Undistributed Ordinary Income	53,520
Undistributed Long-Term Gains	—
Capital Loss Carryforwards (Non-expiring)	(617,113)
Net Unrealized Gains (Losses)	(2,947,260)

As of December 31, 2018, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:

Amount
($000)
Tax Cost	208,029,729
Gross Unrealized Appreciation	1,382,572
Gross Unrealized Depreciation	(4,329,832)
Net Unrealized Appreciation (Depreciation)	(2,947,260)

E.      During the year ended December 31, 2018, the fund purchased $17,968,797,000 of investment securities and sold $14,439,928,000 of investment securities, other than U.S. government securities and temporary cash investments. Purchases and sales of U.S. government securities were $103,957,243,000 and $93,673,233,000, respectively. Total purchases and sales include $2,760,619,000 and $2,403,752,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

25

Total Bond Market Index Fund

F.       Capital share transactions for each class of shares were:

			Year Ended December 31,
		2018		2017
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	1,067,996	102,197	1,416,068	131,820
Issued in Lieu of Cash Distributions	119,200	11,430	132,420	12,317
Redeemed	(1,954,547)	(187,286)	(2,410,988)	(224,416)
Net Increase (Decrease)—Investor Shares	(767,351)	(73,659)	(862,500)	(80,279)
ETF Shares
Issued	3,435,257	43,400	5,866,141	72,000
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(3,100,610)	(39,200)	(384,159)	(4,700)
Net Increase (Decrease)—ETF Shares	334,647	4,200	5,481,982	67,300
Admiral Shares
Issued	23,230,538	2,226,910	21,837,383	2,032,213
Issued in Lieu of Cash Distributions	2,114,291	202,860	1,779,934	165,536
Redeemed	(17,573,980)	(1,685,319)	(14,092,701)	(1,312,382)
Net Increase (Decrease)—Admiral Shares	7,770,849	744,451	9,524,616	885,367
Institutional Shares
Issued	11,573,400	1,107,501	11,449,532	1,065,994
Issued in Lieu of Cash Distributions	1,048,850	100,635	890,402	82,807
Redeemed	(9,882,919)	(946,888)	(7,751,708)	(721,747)
Net Increase (Decrease)—Institutional Shares	2,739,331	261,248	4,588,226	427,054
Institutional Plus Shares
Issued	7,772,402	743,515	9,000,288	837,304
Issued in Lieu of Cash Distributions	518,422	49,738	516,207	48,017
Redeemed	(7,817,198)	(749,166)	(12,452,278)	(1,158,423)
Net Increase (Decrease)—Institutional Plus Shares	473,626	44,087	(2,935,783)	(273,102)
Institutional Select Shares
Issued	3,894,421	373,051	6,666,118	619,959
Issued in Lieu of Cash Distributions	381,127	36,580	218,968	20,355
Redeemed	(1,148,132)	(110,160)	(346,299)	(32,270)
Net Increase (Decrease)—Institutional Select Shares	3,127,416	299,471	6,538,787	608,044

G.     Management has determined that no events or transactions occurred subsequent to December 31, 2018, that would require recognition or disclosure in these financial statements.

26

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Vanguard Bond Index Funds and Shareholders of Vanguard Total Bond Market Index Fund

Opinion on the Financial Statements

We have audited the accompanying statement of net assets—investments summary of Vanguard Total Bond Market Index Fund (one of the funds constituting Vanguard Bond Index Funds, referred to hereafter as the “Fund”) as of December 31, 2018, the related statement of operations for the year ended December 31, 2018, the statement of changes in net assets for each of the two years in the period ended December 31, 2018, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2018, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2018 and the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2018 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

February 14, 2019

We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.

27

Special 2018 tax information (unaudited) for Vanguard Total Bond Market Index Fund

This information for the fiscal year ended December 31, 2018, is included pursuant to provisions of the Internal Revenue Code.

The fund distributed $47,303,000 as capital gain dividends (20% rate gain distributions) to shareholders during the fiscal year.

For nonresident alien shareholders, 88.0% of income dividends are interest-related dividends.

28

BLOOMBERG is a trademark and service mark of Bloomberg Finance L.P. BARCLAYS is a trademark and service mark of Barclays Bank Plc, used under license. Bloomberg Finance L.P. and its affiliates, including Bloomberg Index Services Limited (BISL) (collectively, Bloomberg), or Bloomberg’s licensors, own all proprietary rights in the Bloomberg Barclays U.S. Aggregate Float Adjusted Index (the Index or Bloomberg Barclays Index).

Neither Barclays Bank Plc, Barclays Capital Inc., or any affiliate (collectively Barclays) or Bloomberg is the issuer or producer of the Total Bond Market Index Fund and neither Bloomberg nor Barclays has any responsibilities, obligations or duties to investors in the Total Bond Market Index Fund. The Index is licensed for use by The Vanguard Group, Inc. (Vanguard) as the sponsor of the Total Bond Market Index Fund. Bloomberg and Barclays’ only relationship with Vanguard in respect of the Index is the licensing of the Index, which is determined, composed and calculated by BISL, or any successor thereto, without regard to the Issuer or the Total Bond Market Index Fund or the owners of the Total Bond Market Index Fund.

Additionally, Vanguard may for itself execute transaction(s) with Barclays in or relating to the Index in connection with the Total Bond Market Index Fund. Investors acquire the Total Bond Market Index Fund from Vanguard and investors neither acquire any interest in the Index nor enter into any relationship of any kind whatsoever with Bloomberg or Barclays upon making an investment in the Total Bond Market Index Fund. The Total Bond Market Index Fund is not sponsored, endorsed, sold or promoted by Bloomberg or Barclays. Neither Bloomberg nor Barclays makes any representation or warranty, express or implied regarding the advisability of investing in the Total Bond Market Index Fund or the advisability of investing in securities generally or the ability of the Index to track corresponding or relative market performance. Neither Bloomberg nor Barclays has passed on the legality or suitability of the Total Bond Market Index Fund with respect to any person or entity. Neither Bloomberg nor Barclays is responsible for and has not participated in the determination of the timing of, prices at, or quantities of the Total Bond Market Index Fund to be issued. Neither Bloomberg nor Barclays has any obligation to take the needs of the Issuer or the owners of the Total Bond Market Index Fund or any other third party into consideration in determining, composing or calculating the Index. Neither Bloomberg nor Barclays has any obligation or liability in connection with administration, marketing or trading of the Total Bond Market Index Fund.

The licensing agreement between Bloomberg and Barclays is solely for the benefit of Bloomberg and Barclays and not for the benefit of the owners of the Total Bond Market Index Fund, investors or other third parties. In addition, the licensing agreement between Vanguard and Bloomberg is solely for the benefit of Vanguard and Bloomberg and not for the benefit of the owners of the Total Bond Market Index Fund, investors or other third parties.

NEITHER BLOOMBERG NOR BARCLAYS SHALL HAVE ANY LIABILITY TO THE ISSUER, INVESTORS OR TO OTHER THIRD PARTIES FOR THE QUALITY, ACCURACY AND/OR COMPLETENESS OF THE BLOOMBERG BARCLAYS INDEX OR ANY DATA INCLUDED THEREIN OR FOR INTERRUPTIONS IN THE DELIVERY OF THE BLOOMBERG BARCLAYS INDEX. NEITHER BLOOMBERG NOR BARCLAYS MAKES ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE ISSUER, THE INVESTORS OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE BLOOMBERG BARCLAYS INDEX OR ANY DATA INCLUDED THEREIN. NEITHER BLOOMBERG NOR BARCLAYS MAKES ANY EXPRESS OR IMPLIED WARRANTIES, AND EACH HEREBY EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE BLOOMBERG BARCLAYS INDEX OR ANY DATA INCLUDED THEREIN. BLOOMBERG RESERVES THE RIGHT TO CHANGE THE METHODS OF CALCULATION OR PUBLICATION, OR TO CEASE THE CALCULATION OR PUBLICATION OF THE BLOOMBERG BARCLAYS INDEX, AND NEITHER BLOOMBERG NOR BARCLAYS SHALL BE LIABLE FOR ANY MISCALCULATION OF OR ANY INCORRECT, DELAYED OR INTERRUPTED PUBLICATION WITH RESPECT TO THE BLOOMBERG BARCLAYS INDEX. NEITHER BLOOMBERG NOR BARCLAYS SHALL BE LIABLE FOR ANY DAMAGES, INCLUDING, WITHOUT LIMITATION, ANY SPECIAL, INDIRECT OR CONSEQUENTIAL DAMAGES, OR ANY LOST PROFITS AND EVEN IF ADVISED OF THE POSSIBILITY OF SUCH, RESULTING FROM THE USE OF THE BLOOMBERG BARCLAYS INDEX OR ANY DATA INCLUDED THEREIN OR WITH RESPECT TO THE TOTAL BOND MARKET INDEX FUND.

None of the information supplied by Bloomberg or Barclays and used in this publication may be reproduced in any manner without the prior written permission of both Bloomberg and Barclays Capital, the investment banking division of Barclays Bank Plc. Barclays Bank Plc is registered in England No. 1026167. Registered office 1 Churchill Place London E14 5HP.

© 2019 Bloomberg. Used with Permission.

Source: Bloomberg Index Services Limited. Copyright 2019, Bloomberg. All rights reserved.

29

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The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 212 Vanguard funds.

Information for each trustee and executive officer of the fund appears below. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

Interested Trustees1

F. William McNabb III

Born in 1957. Trustee since July 2009. Principal occupation(s) during the past five years and other experience: chairman of the board (January 2010–present) of Vanguard and of each of the investment companies served by Vanguard, trustee (2009–present) of each of the investment companies served by Vanguard, and director (2008–present) of Vanguard. Chief executive officer and president (2008–2017) of Vanguard and each of the investment companies served by Vanguard, managing director (1995–2008) of Vanguard, and director (1997–2018) of Vanguard Marketing Corporation. Director (2018–present) of UnitedHealth Group.

Mortimer J. Buckley

Born in 1969. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: chief executive officer (January 2018–present) of Vanguard; chief executive officer, president, and trustee (January 2018–present) of each of the investment companies served by Vanguard; president and director (2017–present) of Vanguard; and president (February 2018–present) of Vanguard Marketing Corporation. Chief investment officer (2013–2017), managing director (2002–2017), head of the Retail Investor Group (2006–2012), and chief information officer (2001–2006) of Vanguard. Chairman of the board (2011–2017) of the Children’s Hospital of Philadelphia.

Independent Trustees

Emerson U. Fullwood

Born in 1948. Trustee since January 2008. Principal occupation(s) during the past five years and other experience: executive chief staff and marketing officer for North America and corporate vice president (retired 2008) of Xerox Corporation (document management products and services). Former president of the Worldwide Channels Group, Latin America, and Worldwide Customer Service and executive chief staff officer of Developing Markets of Xerox. Executive in residence and 2009–2010 Distinguished Minett Professor at the Rochester Institute of Technology. Lead director of SPX FLOW, Inc. (multi-industry manufacturing). Director of the University of Rochester Medical Center, the Monroe Community College Foundation, the United Way of Rochester, North Carolina A&T University, and Roberts Wesleyan College. Trustee of the University of Rochester.

Amy Gutmann

Born in 1949. Trustee since June 2006. Principal occupation(s) during the past five years and other experience: president (2004–present) of the University of Pennsylvania. Christopher H. Browne Distinguished Professor of Political Science, School of Arts and Sciences, and professor of communication, Annenberg School for Communication, with secondary faculty appointments in the Department of Philosophy, School of Arts and Sciences, and at the Graduate School of Education, University of Pennsylvania. Trustee of the National Constitution Center.

1   Mr. McNabb and Mr. Buckley are considered “interested persons,” as defined in the Investment Company Act of 1940, because they are officers of the Vanguard funds.

JoAnn Heffernan Heisen

Born in 1950. Trustee since July 1998. Principal occupation(s) during the past five years and other experience: corporate vice president of Johnson & Johnson (pharmaceuticals/medical devices/consumer products) and member of its executive committee (1997–2008). Chief global diversity officer (retired 2008), vice president and chief information officer (1997–2006), controller (1995–1997), treasurer (1991–1995), and assistant treasurer (1989–1991) of Johnson & Johnson. Director of Skytop Lodge Corporation (hotels) and the Robert Wood Johnson Foundation. Member of the advisory board of the Institute for Women’s Leadership at Rutgers University.

F. Joseph Loughrey

Born in 1949. Trustee since October 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2009) and vice chairman of the board (2008–2009) of Cummins Inc. (industrial machinery). Chairman of the board of Hillenbrand, Inc. (specialized consumer services), Oxfam America, and the Lumina Foundation for Education. Director of the V Foundation for Cancer Research. Member of the advisory council for the College of Arts and Letters and chair of the advisory board to the Kellogg Institute for International Studies, both at the University of Notre Dame.

Mark Loughridge

Born in 1953. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: senior vice president and chief financial officer (retired 2013) of IBM (information technology services). Fiduciary member of IBM’s Retirement Plan Committee (2004–2013), senior vice president and general manager (2002–2004) of IBM Global Financing, vice president and controller (1998–2002) of IBM, and a variety of other prior management roles at IBM. Member of the Council on Chicago Booth.

Scott C. Malpass

Born in 1962. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: chief investment officer (1989–present) and vice president (1996–present) of the University of Notre Dame. Assistant professor of finance at the Mendoza College of Business, University of Notre Dame, and member of the Notre Dame 403(b) Investment Committee. Chairman of the board of TIFF Advisory Services, Inc. Member of the board of Catholic Investment Services, Inc. (investment advisors), the board of advisors for Spruceview Capital Partners, and the board of superintendence of the Institute for the Works of Religion.

Deanna Mulligan

Born in 1963. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: president (2010–present) and chief executive officer (2011–present) of The Guardian Life Insurance Company of America. Chief operating officer (2010–2011) and executive vice president (2008–2010) of Individual Life and Disability of The Guardian Life Insurance Company of America. Member of the board of The Guardian Life Insurance Company of America, the American Council of Life Insurers, the Partnership for New York City (business leadership), and the Committee Encouraging Corporate Philanthropy. Trustee of the Economic Club of New York and the Bruce Museum (arts and science). Member of the Advisory Council for the Stanford Graduate School of Business.

André F. Perold

Born in 1952. Trustee since December 2004. Principal occupation(s) during the past five years and other experience: George Gund Professor of Finance and Banking, Emeritus at the Harvard Business School (retired 2011). Chief investment officer and co-managing partner of HighVista Strategies LLC (private investment firm). Overseer of the Museum of Fine Arts Boston.

Sarah Bloom Raskin

Born in 1961. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: deputy secretary (2014–2017) of the United States Department of the Treasury. Governor (2010–2014) of the Federal Reserve Board. Commissioner (2007–2010) of financial regulation for the State of Maryland. Member of the board of directors (2012–2014) of Neighborhood Reinvestment Corporation. Director of i(x) Investments, LLC.

Peter F. Volanakis

Born in 1955. Trustee since July 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2010) of Corning Incorporated (communications equipment) and director of Corning Incorporated (2000–2010) and Dow Corning (2001–2010). Director (2012) of SPX Corporation (multi-industry manufacturing). Overseer of the Amos Tuck School of Business Administration, Dartmouth College (2001–2013). Chairman of the board of trustees of Colby-Sawyer College. Member of the Board of Hypertherm Inc. (industrial cutting systems, software, and consumables).

Executive Officers

Glenn Booraem

Born in 1967. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Investment stewardship officer (2017–present), treasurer (2015–2017), controller (2010–2015), and assistant controller (2001–2010) of each of the investment companies served by Vanguard.

Christine M. Buchanan

Born in 1970. Principal occupation(s) during the past five years and other experience: principal of Vanguard and global head of Fund Administration at Vanguard. Treasurer (2017–present) of each of the investment companies served by Vanguard. Partner (2005–2017) at KPMG LLP (audit, tax, and advisory services).

Brian Dvorak

Born in 1973. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief compliance officer (2017–present) of Vanguard and each of the investment companies served by Vanguard. Assistant vice president (2017–present) of Vanguard Marketing Corporation. Vice president and director of Enterprise Risk Management (2011–2013) at Oppenheimer Funds, Inc.

Thomas J. Higgins

Born in 1957. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief financial officer (2008–present) and treasurer (1998–2008) of each of the investment companies served by Vanguard.

Peter Mahoney

Born in 1974. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Controller (2015–present) of each of the investment companies served by Vanguard. Head of International Fund Services (2008–2014) at Vanguard.

Anne E. Robinson

Born in 1970. Principal occupation(s) during the past five years and other experience: general counsel (2016–present) of Vanguard. Secretary (2016–present) of Vanguard and of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Director and senior vice president (2016–2018) of Vanguard Marketing Corporation. Managing director and general counsel of Global Cards and Consumer Services (2014–2016) at Citigroup. Counsel (2003–2014) at American Express.

Michael Rollings

Born in 1963. Principal occupation(s) during the past five years and other experience: finance director (2017–present) and treasurer (2017) of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Chief financial officer (2016–present) of Vanguard. Director (2016–present) of Vanguard Marketing Corporation. Executive vice president and chief financial officer (2006–2016) of MassMutual Financial Group.

Vanguard Senior Management Team

Joseph Brennan	Chris D. McIsaac
Mortimer J. Buckley	James M. Norris
Gregory Davis	Thomas M. Rampulla
John James	Karin A. Risi
Martha G. King	Anne E. Robinson
John T. Marcante	Michael Rollings

Chairman Emeritus and Senior Advisor

John J. Brennan

Chairman, 1996–2009

Chief Executive Officer and President, 1996–2008

Founder

John C. Bogle

Chairman and Chief Executive Officer, 1974–1996

P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard® > vanguard.com

Fund Information > 800-662-7447

Direct Investor Account Services > 800-662-2739

Institutional Investor Services > 800-523-1036

Text Telephone for People

Who Are Deaf or Hard of Hearing > 800-749-7273

This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.

All comparative mutual fund data are from Lipper, a Thomson Reuters Company, or Morningstar, Inc., unless otherwise noted.

You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or sec.gov.

You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.

© 2019 The Vanguard Group, Inc.
All rights reserved.
U.S. Patent Nos. 6,879,964; 7,337,138;
7,720,749; 7,925,573; 8,090,646; 8,417,623; and 8,626,636.
Vanguard Marketing Corporation, Distributor.

Q840 022019

Annual Report | December 31, 2018 Vanguard Total Bond Market II Index Fund

See the inside front cover for important information about access to your fund’s annual and semiannual shareholder reports.

Important information about access to shareholder reports

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of your fund’s annual and semiannual shareholder reports will no longer be sent to you by mail, unless you specifically request them. Instead, you will be notified by mail each time a report is posted on the website and will be provided with a link to access the report.

If you have already elected to receive shareholder reports electronically, you will not be affected by this change and do not need to take any action. You may elect to receive shareholder reports and other communications from the fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you invest directly with the fund, by calling Vanguard at one of the phone numbers on the back cover of this report or by logging on to vanguard.com.

You may elect to receive paper copies of all future shareholder reports free of charge. If you invest through a financial intermediary, you can contact the intermediary to request that you continue to receive paper copies. If you invest directly with the fund, you can call Vanguard at one of the phone numbers on the back cover of this report or log on to vanguard.com. Your election to receive paper copies will apply to all the funds you hold through an intermediary or directly with Vanguard.

Contents

A Note From Our CEO	1
Your Fund’s Performance at a Glance	2
About Your Fund’s Expenses	3
Performance Summary	5
Financial Statements	7

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

A Note From Our CEO

Tim Buckley

Chairman and Chief Executive Officer

Dear Shareholder,

Over the years, I’ve found that prudent investors exhibit a common trait: discipline. No matter how the markets move or what new investing fad hits the headlines, those who stay focused on their goals and tune out the noise are set up for long-term success.

The prime gateway to investing is saving, and you don’t usually become a saver without a healthy dose of discipline. Savers make the decision to sock away part of their income, which means spending less and delaying gratification, no matter how difficult that may be.

Of course, disciplined investing extends beyond diligent saving. The financial markets, in the short term especially, are unpredictable; I have yet to meet the investor who can time them perfectly. It takes discipline to resist the urge to go all-in when markets are frothy or to retreat when things look bleak.

Staying put with your investments is one strategy for handling volatility. Another, rebalancing, requires even more discipline because it means steering your money away from strong performers and toward poorer performers.

Patience—a form of discipline—is also the friend of long-term investors. Higher returns are the potential reward for weathering the market’s turbulence and uncertainty.

It’s important to be prepared for that turbulence, whenever it appears. Don’t panic. Don’t chase returns or look for answers outside the asset classes you trust. And be sure to rebalance periodically, even when there’s turmoil.

Whether you’re a master of self-control, get a boost from technology, or work with a professional advisor, know that discipline is necessary to get the most out of your investment portfolio. And know that Vanguard is with you for the entire ride.

Thank you for your continued loyalty.

Sincerely,

Mortimer J. Buckley

Chairman and Chief Executive Officer

January 17, 2019

Your Fund’s Performance at a Glance

•        For the 12 months ended December 31, 2018, Investor Shares of Vanguard Total Bond Market II Index Fund returned –0.10%. The fund’s performance was in line with the –0.08% return of its benchmark index.

•        Despite a solid macroeconomic backdrop throughout the year, the markets experienced bouts of volatility. Investors grew skittish at times because of an escalation in U.S. trade tensions, with China in particular; rising interest rates; and the pace of growth at home and abroad.

•        Treasuries, which account for over 40% of the fund’s assets, returned 0.9%. Mortgage-backed securities performed a little better. With investors turning more cautious, corporate bonds fared worse, returning –2.5%. Bonds issued by financial institutions held up better than those of utilities and industrial companies.

•        In terms of credit quality, lower-rated investment-grade bonds lagged their higher-rated counterparts. And by maturity, longer-dated bonds significantly underperformed shorter-dated bonds.

Market Barometer
	Average Annual Total Returns
	Periods Ended December 31, 2018
	One Year	Three Years	Five Years
Stocks
Russell 1000 Index (Large-caps)	-4.78%	9.09%	8.21%
Russell 2000 Index (Small-caps)	-11.01	7.36	4.41
Russell 3000 Index (Broad U.S. market)	-5.24	8.97	7.91
FTSE All-World ex US Index (International)	-14.13	4.58	1.05

Bonds
Bloomberg Barclays U.S. Aggregate Bond Index
(Broad taxable market)	0.01%	2.06%	2.52%
Bloomberg Barclays Municipal Bond Index
(Broad tax-exempt market)	1.28	2.30	3.82
FTSE Three-Month U.S. Treasury Bill Index	1.86	0.98	0.59

CPI
Consumer Price Index	1.91%	2.03%	1.51%

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

•       Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

•       Based on hypothetical 5% yearly return. This section is intended to help you compare your fund’s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

Six Months Ended December 31, 2018
Total Bond Market II Index Fund	Beginning Account Value 6/30/2018	Ending Account Value 12/31/2018	Expenses Paid During Period
Based on Actual Fund Return
Investor Shares	$1,000.00	$1,016.32	$0.46
Institutional Shares	1,000.00	1,016.68	0.10
Based on Hypothetical 5% Yearly Return
Investor Shares	$1,000.00	$1,024.75	$0.46
Institutional Shares	1,000.00	1,025.10	0.10

The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.09% for Investor Shares and 0.02% for Institutional Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (184/365).

Total Bond Market II Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: January 26, 2009, Through December 31, 2018

Initial Investment of $10,000

	Average Annual Total Returns
	Periods Ended December 31, 2018
			Since	Final Value
	One	Five	Inception	of a $10,000
	Year	Years	(1/26/2009)	Investment
Total Bond Market II Index Fund Investor Shares	-0.10%	2.41%	3.39%	$13,924
Spliced Bloomberg Barclays U.S. Aggregate Float Adjusted Index	-0.08	2.50	3.56	14,156

Spliced Bloomberg Barclays U.S. Aggregate Float Adjusted Index: Bloomberg Barclays U.S. Aggregate Bond Index through December 31, 2009; Bloomberg Barclays U.S. Aggregate Float Adjusted Index thereafter.

“Since Inception” performance is calculated from the Investor Shares’ inception date for both the fund and its comparative standards.

			Since	Final Value
	One	Five	Inception	of a $5,000,000
	Year	Years	(2/17/2009)	Investment
Total Bond Market II Index Fund Institutional Shares	-0.03%	2.48%	3.42%	$6,967,509
Spliced Bloomberg Barclays U.S. Aggregate Float Adjusted Index	-0.08	2.50	3.54	7,045,718

“Since Inception” performance is calculated from the Institutional Shares’ inception date for both the fund and its comparative standards.

See Financial Highlights for dividend and capital gains information.

Total Bond Market II Index Fund

Sector Diversification

As of December 31, 2018

Asset-Backed	0.5%
Commercial Mortgage-Backed	1.9
Finance	8.7
Foreign	5.1
Government Mortgage-Backed	21.8
Industrial	16.0
Treasury/Agency	43.0
Utilities	1.9
Other	1.1

The table reflects the fund’s market exposure. Any holdings in short-term reserves are excluded. The agency and mortgage-backed securities sectors may include issues from government-sponsored enterprises; such issues are generally not backed by the full faith and credit of the U.S. government.

Total Bond Market II Index Fund

Financial Statements

Statement of Net Assets

As of December 31, 2018

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov.

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (64.1%)
U.S. Government Securities (40.4%)
United States Treasury Note/Bond	1.875%	12/31/19	376,614	373,850
United States Treasury Note/Bond	1.375%	1/15/20	566,610	559,352
United States Treasury Note/Bond	1.250%	1/31/20	137,319	135,324
United States Treasury Note/Bond	1.375%	1/31/20	76,890	75,869
United States Treasury Note/Bond	2.000%	1/31/20	41,376	41,098
United States Treasury Note/Bond	1.375%	2/15/20	186,627	184,061
United States Treasury Note/Bond	3.625%	2/15/20	100,501	101,568
United States Treasury Note/Bond	8.500%	2/15/20	5,018	5,339
United States Treasury Note/Bond	1.375%	2/29/20	66,100	65,171
United States Treasury Note/Bond	2.250%	2/29/20	85,828	85,480
United States Treasury Note/Bond	1.625%	3/15/20	181,000	178,993
United States Treasury Note/Bond	1.375%	3/31/20	64,030	63,089
United States Treasury Note/Bond	2.250%	3/31/20	242,039	241,056
United States Treasury Note/Bond	1.500%	4/15/20	347,514	342,843
United States Treasury Note/Bond	1.125%	4/30/20	466,776	457,949
United States Treasury Note/Bond	1.375%	4/30/20	186,474	183,619
United States Treasury Note/Bond	2.375%	4/30/20	35,757	35,662
United States Treasury Note/Bond	1.500%	5/15/20	307,960	303,581
United States Treasury Note/Bond	3.500%	5/15/20	134,995	136,641
United States Treasury Note/Bond	1.375%	5/31/20	135,615	133,411
United States Treasury Note/Bond	1.500%	5/31/20	298,900	294,509
United States Treasury Note/Bond	2.500%	5/31/20	13,820	13,807
United States Treasury Note/Bond	1.500%	6/15/20	338,310	333,235
United States Treasury Note/Bond	1.625%	6/30/20	126,325	124,627
United States Treasury Note/Bond	1.875%	6/30/20	151,470	149,955
United States Treasury Note/Bond	2.500%	6/30/20	139,895	139,764
United States Treasury Note/Bond	1.500%	7/15/20	328,455	323,272
United States Treasury Note/Bond	1.625%	7/31/20	337,470	332,671
United States Treasury Note/Bond	2.625%	7/31/20	49,275	49,329
United States Treasury Note/Bond	1.500%	8/15/20	220,184	216,538
United States Treasury Note/Bond	2.625%	8/15/20	233,220	233,549
United States Treasury Note/Bond	8.750%	8/15/20	15,755	17,281
United States Treasury Note/Bond	1.375%	8/31/20	268,375	263,300
United States Treasury Note/Bond	2.125%	8/31/20	230,683	229,133
United States Treasury Note/Bond	2.625%	8/31/20	19,155	19,179
United States Treasury Note/Bond	1.375%	9/30/20	283,315	277,737
United States Treasury Note/Bond	2.000%	9/30/20	14,642	14,512
United States Treasury Note/Bond	2.750%	9/30/20	19,820	19,894

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
United States Treasury Note/Bond	1.625%	10/15/20	317,940	312,974
United States Treasury Note/Bond	1.375%	10/31/20	312,743	306,391
United States Treasury Note/Bond	1.750%	10/31/20	246,582	243,192
United States Treasury Note/Bond	2.875%	10/31/20	525,255	528,538
United States Treasury Note/Bond	1.750%	11/15/20	900,195	887,673
United States Treasury Note/Bond	2.625%	11/15/20	332,450	333,022
United States Treasury Note/Bond	1.625%	11/30/20	139,000	136,719
United States Treasury Note/Bond	2.000%	11/30/20	241,475	239,249
United States Treasury Note/Bond	2.750%	11/30/20	458,772	460,850
United States Treasury Note/Bond	1.875%	12/15/20	709,465	701,037
United States Treasury Note/Bond	2.375%	12/31/20	119,345	119,084
United States Treasury Note/Bond	2.500%	12/31/20	213,242	213,242
United States Treasury Note/Bond	2.000%	1/15/21	605,055	599,004
United States Treasury Note/Bond	1.375%	1/31/21	325,353	317,932
United States Treasury Note/Bond	2.125%	1/31/21	169,525	168,226
United States Treasury Note/Bond	2.250%	2/15/21	511,532	508,816
United States Treasury Note/Bond	3.625%	2/15/21	143,290	146,603
United States Treasury Note/Bond	1.125%	2/28/21	145,148	140,975
United States Treasury Note/Bond	2.000%	2/28/21	340,741	337,228
United States Treasury Note/Bond	2.375%	3/15/21	60,561	60,400
United States Treasury Note/Bond	1.250%	3/31/21	236,387	230,109
United States Treasury Note/Bond	2.250%	3/31/21	206,451	205,354
United States Treasury Note/Bond	2.375%	4/15/21	693,258	691,525
United States Treasury Note/Bond	1.375%	4/30/21	129,581	126,362
United States Treasury Note/Bond	2.250%	4/30/21	52,953	52,713
United States Treasury Note/Bond	2.625%	5/15/21	1,157,092	1,160,702
United States Treasury Note/Bond	3.125%	5/15/21	13,845	14,050
United States Treasury Note/Bond	2.000%	5/31/21	87,899	86,937
United States Treasury Note/Bond	2.625%	6/15/21	596,810	598,768
United States Treasury Note/Bond	2.125%	6/30/21	338,285	335,484
United States Treasury Note/Bond	2.625%	7/15/21	523,625	525,589
United States Treasury Note/Bond	1.125%	7/31/21	356,305	344,280
United States Treasury Note/Bond	2.250%	7/31/21	179,750	178,740
United States Treasury Note/Bond	2.125%	8/15/21	224,628	222,557
United States Treasury Note/Bond	2.750%	8/15/21	375,798	378,384
United States Treasury Note/Bond	8.125%	8/15/21	34,550	39,446
United States Treasury Note/Bond	1.125%	8/31/21	274,994	265,454
United States Treasury Note/Bond	2.000%	8/31/21	210,150	207,557
United States Treasury Note/Bond	2.750%	9/15/21	238,725	240,403
United States Treasury Note/Bond	1.125%	9/30/21	133,473	128,719
United States Treasury Note/Bond	2.125%	9/30/21	293,750	290,995
United States Treasury Note/Bond	2.875%	10/15/21	708,441	715,965
United States Treasury Note/Bond	1.250%	10/31/21	468,817	453,215
United States Treasury Note/Bond	2.000%	10/31/21	275,870	272,292
United States Treasury Note/Bond	2.000%	11/15/21	281,291	277,687
United States Treasury Note/Bond	2.875%	11/15/21	254,519	257,342
United States Treasury Note/Bond	1.750%	11/30/21	420,296	411,890
United States Treasury Note/Bond	2.625%	12/15/21	404,390	406,287
United States Treasury Note/Bond	2.000%	12/31/21	176,415	174,044
United States Treasury Note/Bond	2.125%	12/31/21	154,225	152,707
United States Treasury Note/Bond	1.500%	1/31/22	325,593	316,333
United States Treasury Note/Bond	1.875%	1/31/22	323,028	317,275
United States Treasury Note/Bond	2.000%	2/15/22	39,412	38,864
United States Treasury Note/Bond	1.750%	2/28/22	160,777	157,285

Total Bond Market II Index Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	United States Treasury Note/Bond	1.875%	2/28/22	304,490	299,018
	United States Treasury Note/Bond	1.750%	3/31/22	102,337	100,034
	United States Treasury Note/Bond	1.875%	3/31/22	486,233	477,193
	United States Treasury Note/Bond	1.750%	4/30/22	118,091	115,361
	United States Treasury Note/Bond	1.875%	4/30/22	62,589	61,386
	United States Treasury Note/Bond	1.750%	5/31/22	67,332	65,733
	United States Treasury Note/Bond	1.875%	5/31/22	95,350	93,473
	United States Treasury Note/Bond	1.750%	6/30/22	458,955	447,839
	United States Treasury Note/Bond	2.125%	6/30/22	35,735	35,310
	United States Treasury Note/Bond	1.875%	7/31/22	242,213	237,219
	United States Treasury Note/Bond	2.000%	7/31/22	97,730	96,126
	United States Treasury Note/Bond	1.625%	8/15/22	326,884	317,179
	United States Treasury Note/Bond	7.250%	8/15/22	75	87
	United States Treasury Note/Bond	1.625%	8/31/22	341,015	330,785
	United States Treasury Note/Bond	1.875%	8/31/22	204,706	200,323
	United States Treasury Note/Bond	1.750%	9/30/22	300,303	292,372
	United States Treasury Note/Bond	1.875%	9/30/22	507,126	496,111
	United States Treasury Note/Bond	1.875%	10/31/22	248,955	243,354
	United States Treasury Note/Bond	2.000%	10/31/22	357,020	350,715
1	United States Treasury Note/Bond	1.625%	11/15/22	58,976	57,087
	United States Treasury Note/Bond	7.625%	11/15/22	150	178
	United States Treasury Note/Bond	2.000%	11/30/22	276,175	271,212
	United States Treasury Note/Bond	2.125%	12/31/22	496,046	489,071
	United States Treasury Note/Bond	1.750%	1/31/23	218,340	212,028
	United States Treasury Note/Bond	2.375%	1/31/23	281,440	280,165
	United States Treasury Note/Bond	2.000%	2/15/23	346,625	339,855
	United States Treasury Note/Bond	1.500%	2/28/23	122,637	117,827
1	United States Treasury Note/Bond	2.625%	2/28/23	220,434	221,571
	United States Treasury Note/Bond	1.500%	3/31/23	135,990	130,550
	United States Treasury Note/Bond	2.500%	3/31/23	412,925	412,925
	United States Treasury Note/Bond	1.625%	4/30/23	151,271	145,859
	United States Treasury Note/Bond	2.750%	4/30/23	237,900	240,353
	United States Treasury Note/Bond	1.750%	5/15/23	227,375	220,306
	United States Treasury Note/Bond	1.625%	5/31/23	135,505	130,529
	United States Treasury Note/Bond	2.750%	5/31/23	65,346	66,071
	United States Treasury Note/Bond	1.375%	6/30/23	239,587	228,132
	United States Treasury Note/Bond	2.625%	6/30/23	227,071	228,277
	United States Treasury Note/Bond	1.250%	7/31/23	217,965	206,112
	United States Treasury Note/Bond	2.750%	7/31/23	3,997	4,039
	United States Treasury Note/Bond	2.500%	8/15/23	409,285	409,220
	United States Treasury Note/Bond	1.375%	8/31/23	343,095	326,153
	United States Treasury Note/Bond	1.375%	9/30/23	152,840	145,126
	United States Treasury Note/Bond	2.875%	9/30/23	114,482	116,342
	United States Treasury Note/Bond	1.625%	10/31/23	60,445	58,008
	United States Treasury Note/Bond	2.750%	11/15/23	305,815	309,206
	United States Treasury Note/Bond	2.125%	11/30/23	230,050	225,916
	United States Treasury Note/Bond	2.875%	11/30/23	20,771	21,138
1	United States Treasury Note/Bond	2.250%	12/31/23	221,250	218,484
	United States Treasury Note/Bond	2.625%	12/31/23	706,275	710,138
	United States Treasury Note/Bond	2.250%	1/31/24	290,600	286,877
	United States Treasury Note/Bond	2.750%	2/15/24	170,399	172,263
	United States Treasury Note/Bond	2.125%	2/29/24	445,411	436,922
	United States Treasury Note/Bond	2.125%	3/31/24	496,345	486,572
	United States Treasury Note/Bond	2.000%	4/30/24	223,940	218,062

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
United States Treasury Note/Bond	2.500%	5/15/24	664,043	663,007
United States Treasury Note/Bond	2.000%	5/31/24	344,656	335,447
United States Treasury Note/Bond	2.000%	6/30/24	395,940	385,174
United States Treasury Note/Bond	2.125%	7/31/24	155,665	152,284
United States Treasury Note/Bond	2.375%	8/15/24	549,320	544,426
United States Treasury Note/Bond	1.875%	8/31/24	306,460	295,878
United States Treasury Note/Bond	2.125%	9/30/24	718,720	702,434
United States Treasury Note/Bond	2.250%	10/31/24	309,393	304,316
United States Treasury Note/Bond	2.250%	11/15/24	324,872	319,388
United States Treasury Note/Bond	2.125%	11/30/24	698,200	681,618
United States Treasury Note/Bond	2.250%	12/31/24	289,725	284,655
United States Treasury Note/Bond	2.500%	1/31/25	421,525	420,012
United States Treasury Note/Bond	2.000%	2/15/25	317,484	307,115
United States Treasury Note/Bond	2.750%	2/28/25	333,477	336,865
United States Treasury Note/Bond	2.625%	3/31/25	567,523	569,209
United States Treasury Note/Bond	2.875%	4/30/25	514,904	523,997
United States Treasury Note/Bond	2.125%	5/15/25	452,046	439,967
United States Treasury Note/Bond	2.875%	5/31/25	244,410	248,687
United States Treasury Note/Bond	2.750%	6/30/25	243,035	245,504
United States Treasury Note/Bond	2.875%	7/31/25	233,510	237,596
United States Treasury Note/Bond	2.000%	8/15/25	236,083	227,635
United States Treasury Note/Bond	6.875%	8/15/25	40,840	51,414
United States Treasury Note/Bond	2.750%	8/31/25	238,030	240,372
United States Treasury Note/Bond	3.000%	9/30/25	58,458	59,956
United States Treasury Note/Bond	3.000%	10/31/25	132,220	135,650
United States Treasury Note/Bond	2.250%	11/15/25	472,390	462,054
United States Treasury Note/Bond	2.875%	11/30/25	256,327	260,933
United States Treasury Note/Bond	2.625%	12/31/25	255,700	256,339
United States Treasury Note/Bond	1.625%	2/15/26	341,734	319,948
United States Treasury Note/Bond	1.625%	5/15/26	439,378	410,405
United States Treasury Note/Bond	1.500%	8/15/26	514,832	474,933
United States Treasury Note/Bond	6.750%	8/15/26	8,800	11,311
United States Treasury Note/Bond	2.000%	11/15/26	288,062	275,145
United States Treasury Note/Bond	6.500%	11/15/26	36,215	46,146
United States Treasury Note/Bond	2.250%	2/15/27	464,121	450,777
United States Treasury Note/Bond	6.625%	2/15/27	39,650	51,186
United States Treasury Note/Bond	2.375%	5/15/27	93,030	91,141
United States Treasury Note/Bond	2.250%	8/15/27	417,539	404,228
United States Treasury Note/Bond	6.375%	8/15/27	6,850	8,801
United States Treasury Note/Bond	2.250%	11/15/27	177,761	171,761
United States Treasury Note/Bond	6.125%	11/15/27	55,808	70,920
United States Treasury Note/Bond	2.750%	2/15/28	552,470	555,492
United States Treasury Note/Bond	2.875%	5/15/28	531,973	540,367
United States Treasury Note/Bond	2.875%	8/15/28	507,152	515,155
United States Treasury Note/Bond	5.500%	8/15/28	35,575	43,963
United States Treasury Note/Bond	3.125%	11/15/28	804,824	835,254
United States Treasury Note/Bond	5.250%	11/15/28	76,342	93,006
United States Treasury Note/Bond	5.250%	2/15/29	32,279	39,461
United States Treasury Note/Bond	6.125%	8/15/29	72,930	95,686
United States Treasury Note/Bond	6.250%	5/15/30	119,435	160,285
United States Treasury Note/Bond	5.375%	2/15/31	167,875	213,384
United States Treasury Note/Bond	4.500%	2/15/36	110,843	136,822
United States Treasury Note/Bond	4.750%	2/15/37	53,500	68,238
United States Treasury Note/Bond	5.000%	5/15/37	46,327	60,876

Total Bond Market II Index Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	United States Treasury Note/Bond	4.375%	2/15/38	43,450	53,301
	United States Treasury Note/Bond	4.500%	5/15/38	28,579	35,621
	United States Treasury Note/Bond	3.500%	2/15/39	60,394	66,160
	United States Treasury Note/Bond	4.250%	5/15/39	109,367	132,078
	United States Treasury Note/Bond	4.500%	8/15/39	114,306	142,597
	United States Treasury Note/Bond	4.375%	11/15/39	117,905	144,820
	United States Treasury Note/Bond	4.625%	2/15/40	197,305	250,392
	United States Treasury Note/Bond	4.375%	5/15/40	154,320	189,669
	United States Treasury Note/Bond	3.875%	8/15/40	140,050	161,035
	United States Treasury Note/Bond	4.250%	11/15/40	137,654	166,519
1	United States Treasury Note/Bond	4.750%	2/15/41	163,692	211,700
	United States Treasury Note/Bond	4.375%	5/15/41	127,000	156,488
	United States Treasury Note/Bond	3.750%	8/15/41	141,000	159,353
	United States Treasury Note/Bond	3.125%	11/15/41	131,626	134,917
	United States Treasury Note/Bond	3.125%	2/15/42	148,742	152,461
	United States Treasury Note/Bond	3.000%	5/15/42	138,000	138,388
	United States Treasury Note/Bond	2.750%	8/15/42	277,528	265,950
	United States Treasury Note/Bond	2.750%	11/15/42	349,554	334,698
	United States Treasury Note/Bond	3.125%	2/15/43	309,159	316,019
	United States Treasury Note/Bond	2.875%	5/15/43	383,200	374,639
	United States Treasury Note/Bond	3.625%	8/15/43	332,652	368,671
	United States Treasury Note/Bond	3.750%	11/15/43	336,706	380,794
	United States Treasury Note/Bond	3.625%	2/15/44	228,994	254,220
	United States Treasury Note/Bond	3.375%	5/15/44	221,990	236,697
	United States Treasury Note/Bond	3.125%	8/15/44	262,650	268,436
	United States Treasury Note/Bond	3.000%	11/15/44	272,831	272,746
	United States Treasury Note/Bond	2.500%	2/15/45	242,882	220,377
	United States Treasury Note/Bond	3.000%	5/15/45	253,154	253,232
	United States Treasury Note/Bond	2.875%	8/15/45	280,506	273,844
	United States Treasury Note/Bond	3.000%	11/15/45	158,437	158,462
	United States Treasury Note/Bond	2.500%	2/15/46	315,698	285,757
	United States Treasury Note/Bond	2.500%	5/15/46	292,873	264,959
	United States Treasury Note/Bond	2.250%	8/15/46	403,005	345,327
	United States Treasury Note/Bond	2.875%	11/15/46	459,990	448,490
	United States Treasury Note/Bond	3.000%	2/15/47	254,099	254,178
	United States Treasury Note/Bond	3.000%	5/15/47	177,051	176,858
	United States Treasury Note/Bond	2.750%	8/15/47	97,418	92,563
	United States Treasury Note/Bond	2.750%	11/15/47	617,004	585,771
	United States Treasury Note/Bond	3.000%	2/15/48	389,470	388,617
	United States Treasury Note/Bond	3.125%	5/15/48	411,233	420,613
	United States Treasury Note/Bond	3.000%	8/15/48	454,255	453,760
	United States Treasury Note/Bond	3.375%	11/15/48	286,975	308,050
					62,330,759
Agency Bonds and Notes (1.5%)
2	AID-Iraq	2.149%	1/18/22	9,025	8,915
2	AID-Israel	5.500%	9/18/23	6,500	7,303
2	AID-Israel	5.500%	12/4/23	7,002	7,897
2	AID-Israel	5.500%	4/26/24	5,575	6,323
2	AID-Israel	5.500%	9/18/33	150	189
2	AID-Jordan	2.503%	10/30/20	6,550	6,533
2	AID-Jordan	2.578%	6/30/22	3,180	3,171
2	AID-Jordan	3.000%	6/30/25	4,325	4,209
2	AID-Tunisia	2.452%	7/24/21	2,300	2,291
2	AID-Tunisia	1.416%	8/5/21	2,830	2,742

Total Bond Market II Index Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
2	AID-Ukraine	1.847%	5/29/20	6,000	5,940
2	AID-Ukraine	1.471%	9/29/21	6,825	6,588
3	Federal Farm Credit Banks	2.375%	3/27/20	5,800	5,783
3	Federal Farm Credit Banks	2.550%	5/15/20	10,000	9,991
3	Federal Farm Credit Banks	1.680%	10/13/20	9,200	9,057
3	Federal Farm Credit Banks	3.050%	11/15/21	6,050	6,137
3	Federal Farm Credit Banks	3.500%	12/20/23	5,100	5,301
3	Federal Home Loan Banks	2.125%	2/11/20	40,375	40,151
3	Federal Home Loan Banks	1.875%	3/13/20	3,575	3,544
3	Federal Home Loan Banks	4.125%	3/13/20	20,315	20,674
3	Federal Home Loan Banks	2.375%	3/30/20	37,370	37,260
3	Federal Home Loan Banks	2.625%	5/28/20	31,800	31,804
3	Federal Home Loan Banks	3.375%	6/12/20	15,325	15,496
3	Federal Home Loan Banks	1.375%	9/28/20	27,670	27,106
3	Federal Home Loan Banks	2.625%	10/1/20	75,000	75,055
3	Federal Home Loan Banks	3.125%	12/11/20	1,000	1,010
3	Federal Home Loan Banks	5.250%	12/11/20	5,250	5,514
3	Federal Home Loan Banks	1.375%	2/18/21	16,820	16,403
3	Federal Home Loan Banks	2.250%	6/11/21	30,000	29,803
3	Federal Home Loan Banks	5.625%	6/11/21	17,350	18,614
3	Federal Home Loan Banks	1.125%	7/14/21	24,275	23,444
3	Federal Home Loan Banks	3.000%	10/12/21	81,300	82,319
3	Federal Home Loan Banks	1.875%	11/29/21	79,160	77,716
3	Federal Home Loan Banks	2.000%	9/9/22	1,265	1,241
3	Federal Home Loan Banks	2.125%	3/10/23	28,800	28,262
3	Federal Home Loan Banks	2.875%	6/14/24	200	202
3	Federal Home Loan Banks	5.375%	8/15/24	1,585	1,800
3	Federal Home Loan Banks	2.875%	9/13/24	1,000	1,006
3	Federal Home Loan Banks	3.250%	11/16/28	19,645	20,035
3	Federal Home Loan Banks	5.500%	7/15/36	16,715	21,527
4	Federal Home Loan Mortgage Corp.	1.500%	1/17/20	47,000	46,455
4	Federal Home Loan Mortgage Corp.	1.375%	4/20/20	38,251	37,648
4	Federal Home Loan Mortgage Corp.	2.500%	4/23/20	37,380	37,324
4	Federal Home Loan Mortgage Corp.	1.375%	5/1/20	15,829	15,574
4	Federal Home Loan Mortgage Corp.	1.625%	9/29/20	34,400	33,843
4	Federal Home Loan Mortgage Corp.	1.875%	11/17/20	71,468	70,551
4	Federal Home Loan Mortgage Corp.	2.375%	2/16/21	40,000	39,831
4	Federal Home Loan Mortgage Corp.	1.125%	8/12/21	36,000	34,730
4	Federal Home Loan Mortgage Corp.	2.375%	1/13/22	70,985	70,627
4	Federal Home Loan Mortgage Corp.	2.750%	6/19/23	42,650	42,922
4	Federal Home Loan Mortgage Corp.	6.750%	9/15/29	2,573	3,424
4	Federal Home Loan Mortgage Corp.	6.750%	3/15/31	26,470	36,106
4	Federal Home Loan Mortgage Corp.	6.250%	7/15/32	28,178	37,759
4	Federal National Mortgage Assn.	1.625%	1/21/20	40,320	39,899
4	Federal National Mortgage Assn.	1.500%	2/28/20	49,775	49,135
4	Federal National Mortgage Assn.	1.500%	6/22/20	23,574	23,208
4	Federal National Mortgage Assn.	1.500%	7/30/20	32,000	31,469
4	Federal National Mortgage Assn.	2.875%	10/30/20	20,015	20,119
4	Federal National Mortgage Assn.	1.500%	11/30/20	18,032	17,671
4	Federal National Mortgage Assn.	1.875%	12/28/20	42,000	41,430
4	Federal National Mortgage Assn.	1.375%	2/26/21	20,285	19,777
4	Federal National Mortgage Assn.	2.500%	4/13/21	35,000	34,938
4	Federal National Mortgage Assn.	2.750%	6/22/21	24,046	24,172
4	Federal National Mortgage Assn.	1.250%	8/17/21	26,506	25,650

Total Bond Market II Index Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
[4]	Federal National Mortgage Assn.	1.375%	10/7/21	44,250	42,895
[4]	Federal National Mortgage Assn.	2.000%	1/5/22	101,000	99,403
[4]	Federal National Mortgage Assn.	1.875%	4/5/22	61,000	59,721
[4]	Federal National Mortgage Assn.	2.000%	10/5/22	69,818	68,451
[4]	Federal National Mortgage Assn.	2.375%	1/19/23	23,981	23,786
[4]	Federal National Mortgage Assn.	2.875%	9/12/23	50,000	50,586
[4]	Federal National Mortgage Assn.	2.625%	9/6/24	26,715	26,599
[4]	Federal National Mortgage Assn.	2.125%	4/24/26	51,802	49,385
[4]	Federal National Mortgage Assn.	1.875%	9/24/26	30,435	28,337
[4]	Federal National Mortgage Assn.	6.250%	5/15/29	7,250	9,279
[4]	Federal National Mortgage Assn.	7.125%	1/15/30	8,850	12,152
[4]	Federal National Mortgage Assn.	7.250%	5/15/30	32,760	45,717
[4]	Federal National Mortgage Assn.	6.625%	11/15/30	27,435	36,859
[4]	Federal National Mortgage Assn.	5.625%	7/15/37	3,396	4,456
[4]	Federal National Mortgage Assn.	6.210%	8/6/38	300	422
	Private Export Funding Corp.	2.250%	3/15/20	7,050	7,020
	Private Export Funding Corp.	2.300%	9/15/20	2,575	2,561
	Private Export Funding Corp.	4.300%	12/15/21	7,760	8,121
	Private Export Funding Corp.	2.800%	5/15/22	1,125	1,127
	Private Export Funding Corp.	2.050%	11/15/22	15,525	15,130
	Private Export Funding Corp.	3.550%	1/15/24	16,425	17,003
	Private Export Funding Corp.	2.450%	7/15/24	4,955	4,858
	Private Export Funding Corp.	3.250%	6/15/25	1,575	1,604
	Resolution Funding Corp.	8.875%	7/15/20	100	109
[3]	Tennessee Valley Authority	2.250%	3/15/20	11,800	11,741
[3]	Tennessee Valley Authority	3.875%	2/15/21	5,395	5,532
[3]	Tennessee Valley Authority	1.875%	8/15/22	3,875	3,781
[3]	Tennessee Valley Authority	2.875%	9/15/24	12,231	12,299
[3]	Tennessee Valley Authority	6.750%	11/1/25	18,981	23,405
[3]	Tennessee Valley Authority	2.875%	2/1/27	25,750	25,565
[3]	Tennessee Valley Authority	7.125%	5/1/30	9,625	13,229
[3]	Tennessee Valley Authority	4.700%	7/15/33	6,375	7,350
[3]	Tennessee Valley Authority	4.650%	6/15/35	4,000	4,598
[3]	Tennessee Valley Authority	5.880%	4/1/36	6,795	8,906
[3]	Tennessee Valley Authority	6.150%	1/15/38	665	911
[3]	Tennessee Valley Authority	5.500%	6/15/38	1,436	1,822
[3]	Tennessee Valley Authority	5.250%	9/15/39	15,248	19,023
[3]	Tennessee Valley Authority	4.875%	1/15/48	14,320	17,619
[3]	Tennessee Valley Authority	5.375%	4/1/56	5,585	7,608
[3]	Tennessee Valley Authority	4.625%	9/15/60	8,838	10,740
[3]	Tennessee Valley Authority	4.250%	9/15/65	8,050	9,167
					2,311,495
Conventional Mortgage-Backed Securities (22.1%)
[4,5]	Fannie Mae Pool	2.000%	11/1/27–11/1/31	71,339	68,596
[4,5]	Fannie Mae Pool	2.500%	11/1/26–10/1/46	841,122	822,833
[4,5]	Fannie Mae Pool	3.000%	11/1/20–2/1/49	3,101,092	3,052,565
[4,5]	Fannie Mae Pool	3.500%	5/1/20–1/1/49	4,069,155	4,084,094
[4,5]	Fannie Mae Pool	4.000%	6/1/19–2/1/49	3,570,194	3,649,119
[4,5]	Fannie Mae Pool	4.500%	1/1/19–12/1/49	1,468,350	1,526,573
[4,5,6]	Fannie Mae Pool	5.000%	1/1/19–1/1/49	414,671	437,758
[4,5]	Fannie Mae Pool	5.500%	1/1/19–2/1/42	265,282	284,126
[4,5]	Fannie Mae Pool	6.000%	2/1/19–5/1/41	165,614	178,745
[4,5]	Fannie Mae Pool	6.500%	10/1/21–5/1/40	42,464	45,800
[4,5]	Fannie Mae Pool	7.000%	8/1/27–12/1/38	10,526	11,964

Total Bond Market II Index Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
[4,5]	Fannie Mae Pool	7.500%	7/1/30–12/1/32	133	148
4,5	Fannie Mae Pool	8.000%	12/1/29	13	15
4,5	Freddie Mac Gold Pool	2.000%	7/1/28–12/1/31	38,670	37,005
4,5	Freddie Mac Gold Pool	2.500%	4/1/27–10/1/46	639,691	625,484
4,5	Freddie Mac Gold Pool	3.000%	4/1/21–2/1/49	2,246,665	2,210,915
4,5	Freddie Mac Gold Pool	3.500%	12/1/20–2/1/49	2,652,075	2,659,894
4,5	Freddie Mac Gold Pool	4.000%	2/1/19–2/1/49	2,169,937	2,216,961
4,5,6	Freddie Mac Gold Pool	4.500%	1/1/19–2/1/49	894,261	929,438
4,5,6	Freddie Mac Gold Pool	5.000%	5/1/19–1/1/49	235,681	248,610
4,5	Freddie Mac Gold Pool	5.500%	3/1/19–6/1/41	139,319	149,482
4,5	Freddie Mac Gold Pool	6.000%	1/1/19–5/1/40	66,928	72,535
4,5	Freddie Mac Gold Pool	6.500%	3/1/22–9/1/39	16,522	18,005
4,5	Freddie Mac Gold Pool	7.000%	3/1/26–12/1/38	6,227	7,062
4,5	Freddie Mac Gold Pool	7.500%	4/1/27–2/1/32	61	68
4,5	Freddie Mac Gold Pool	8.000%	1/1/27–11/1/31	89	100
4,5	Freddie Mac Gold Pool	8.500%	6/1/25	17	20
5	Ginnie Mae I Pool	3.000%	1/15/26–3/15/45	106,843	105,518
5	Ginnie Mae I Pool	3.500%	11/15/25–5/15/48	145,927	147,289
5	Ginnie Mae I Pool	4.000%	6/15/24–1/1/49	202,705	208,465
5,6	Ginnie Mae I Pool	4.500%	5/15/19–1/1/49	183,788	192,533
5	Ginnie Mae I Pool	5.000%	10/15/19–11/15/46	99,262	104,676
5	Ginnie Mae I Pool	5.500%	6/15/19–6/15/41	47,642	50,705
5	Ginnie Mae I Pool	6.000%	1/15/26–6/15/41	34,875	37,532
5	Ginnie Mae I Pool	6.500%	5/15/24–8/15/39	8,373	9,113
5	Ginnie Mae I Pool	7.000%	7/15/23–9/15/36	420	471
5	Ginnie Mae I Pool	7.500%	12/15/23	11	12
5	Ginnie Mae I Pool	8.000%	6/15/25–1/15/27	33	37
5	Ginnie Mae II Pool	2.500%	6/20/27–12/20/46	83,684	80,269
5	Ginnie Mae II Pool	3.000%	10/20/26–2/1/49	2,111,916	2,087,935
5	Ginnie Mae II Pool	3.500%	9/20/25–2/1/49	3,560,644	3,597,352
5,6	Ginnie Mae II Pool	4.000%	9/20/25–2/1/49	2,255,479	2,319,502
5,6	Ginnie Mae II Pool	4.500%	8/20/33–2/1/49	1,135,296	1,180,818
5,6	Ginnie Mae II Pool	5.000%	12/20/32–1/1/49	393,313	413,404
5	Ginnie Mae II Pool	5.500%	8/20/23–5/20/45	67,308	70,986
5	Ginnie Mae II Pool	6.000%	3/20/31–9/20/41	23,363	24,967
5	Ginnie Mae II Pool	6.500%	10/20/28–11/20/39	7,852	8,776
5	Ginnie Mae II Pool	7.000%	8/20/34–11/20/38	1,276	1,477
					33,979,752
Nonconventional Mortgage-Backed Securities (0.1%)
4,5	Fannie Mae Pool	2.130%	3/1/43	3,754	3,719
4,5	Fannie Mae Pool	2.179%	6/1/43	2,523	2,511
4,5	Fannie Mae Pool	2.199%	10/1/42	1,329	1,388
4,5	Fannie Mae Pool	2.270%	7/1/43	3,584	3,506
4,5	Fannie Mae Pool	2.389%	10/1/42	1,422	1,417
4,5	Fannie Mae Pool	2.429%	9/1/43	470	465
4,5,7	Fannie Mae Pool	2.728%	3/1/42	1,789	1,873
4,5	Fannie Mae Pool	3.362%	8/1/42	1,724	1,711
4,5,8	Fannie Mae Pool	3.375%	9/1/43	2,072	2,101
4,5	Fannie Mae Pool	3.492%	4/1/41	597	596
4,5,9	Fannie Mae Pool	3.530%	12/1/37	385	397
4,5,7	Fannie Mae Pool	3.557%	2/1/36	174	177
4,5,7	Fannie Mae Pool	3.560%	12/1/40	589	616
4,5,8	Fannie Mae Pool	3.563%	4/1/37	639	661
4,5,7	Fannie Mae Pool	3.627%	3/1/38	87	89

Total Bond Market II Index Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
[4,5,7]	Fannie Mae Pool	3.660%	2/1/36	185	197
4,5,7	Fannie Mae Pool	3.689%	12/1/41	793	813
4,5,7	Fannie Mae Pool	3.690%	2/1/41	305	306
4,5,7	Fannie Mae Pool	3.744%	12/1/40	379	398
4,5,7	Fannie Mae Pool	3.753%	2/1/41	492	516
4,5,7	Fannie Mae Pool	3.756%	4/1/36	92	96
4,5,7	Fannie Mae Pool	3.769%	2/1/41	458	482
4,5,7	Fannie Mae Pool	3.785%	1/1/40	296	306
4,5,7	Fannie Mae Pool	3.844%	5/1/35	129	135
4,5,7	Fannie Mae Pool	3.879%	1/1/37–3/1/41	806	845
4,5,8	Fannie Mae Pool	3.895%	5/1/42	1,460	1,520
4,5,7	Fannie Mae Pool	3.913%	5/1/42	435	452
4,5,7,9	Fannie Mae Pool	3.920%	1/1/35–4/1/37	215	230
4,5,8	Fannie Mae Pool	3.929%	8/1/39	919	939
4,5,7	Fannie Mae Pool	3.947%	1/1/42	1,211	1,247
4,5,7	Fannie Mae Pool	3.948%	3/1/41	843	895
4,5,7	Fannie Mae Pool	4.013%	9/1/37	1,323	1,355
4,5,7	Fannie Mae Pool	4.029%	1/1/42	820	858
4,5,7	Fannie Mae Pool	4.070%	5/1/40	303	312
4,5,7	Fannie Mae Pool	4.130%	10/1/37	166	170
4,5,8	Fannie Mae Pool	4.159%	7/1/42	887	950
4,5,7	Fannie Mae Pool	4.221%	5/1/40	138	142
4,5,8	Fannie Mae Pool	4.232%	2/1/42	2,904	3,072
4,5,7	Fannie Mae Pool	4.269%	7/1/36	197	202
4,5,7	Fannie Mae Pool	4.284%	4/1/37	198	208
4,5,8	Fannie Mae Pool	4.298%	12/1/43	1,516	1,622
4,5,7	Fannie Mae Pool	4.317%	5/1/41–6/1/42	2,014	2,096
4,5,8	Fannie Mae Pool	4.340%	8/1/37	179	188
4,5,7	Fannie Mae Pool	4.362%	8/1/35	275	290
4,5,7	Fannie Mae Pool	4.376%	6/1/41	202	212
4,5,7	Fannie Mae Pool	4.410%	9/1/40	174	184
4,5,7	Fannie Mae Pool	4.415%	6/1/36	13	14
4,5,7	Fannie Mae Pool	4.425%	11/1/34	378	401
4,5,7	Fannie Mae Pool	4.428%	12/1/33	113	119
4,5,7	Fannie Mae Pool	4.429%	7/1/35	230	241
4,5,7	Fannie Mae Pool	4.437%	10/1/37	596	612
4,5,7	Fannie Mae Pool	4.440%	9/1/42	1,187	1,234
4,5,7	Fannie Mae Pool	4.444%	12/1/40	426	446
4,5,7	Fannie Mae Pool	4.445%	7/1/39	129	133
4,5,7	Fannie Mae Pool	4.452%	7/1/41	1,586	1,667
4,5,7	Fannie Mae Pool	4.461%	11/1/33	81	86
4,5,7	Fannie Mae Pool	4.463%	3/1/42	963	1,028
4,5,7	Fannie Mae Pool	4.469%	8/1/40	250	261
4,5,8	Fannie Mae Pool	4.472%	7/1/37	146	155
4,5,9	Fannie Mae Pool	4.488%	7/1/38	77	81
4,5,7	Fannie Mae Pool	4.490%	11/1/39	429	447
4,5,9	Fannie Mae Pool	4.503%	12/1/35	310	327
4,5,7	Fannie Mae Pool	4.510%	11/1/36	67	71
4,5,7	Fannie Mae Pool	4.526%	10/1/39	266	276
4,5,7	Fannie Mae Pool	4.537%	5/1/36	23	23
4,5,7	Fannie Mae Pool	4.552%	10/1/40	257	270
4,5,8	Fannie Mae Pool	4.558%	2/1/42	1,094	1,164
4,5,7	Fannie Mae Pool	4.566%	9/1/40	760	800
4,5,7	Fannie Mae Pool	4.572%	11/1/39	143	152

Total Bond Market II Index Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
[4,5,7]	Fannie Mae Pool	4.576%	7/1/38	83	85
[4,5,7]	Fannie Mae Pool	4.580%	6/1/41	632	665
4,5,7	Fannie Mae Pool	4.581%	9/1/34	111	113
4,5,7	Fannie Mae Pool	4.590%	8/1/39	261	274
4,5,7	Fannie Mae Pool	4.649%	11/1/41	584	615
4,5,7	Fannie Mae Pool	4.654%	12/1/39	542	563
4,5,7	Fannie Mae Pool	4.657%	12/1/41	714	753
4,5,7	Fannie Mae Pool	4.680%	11/1/41	675	718
4,5,7	Fannie Mae Pool	4.685%	11/1/39–10/1/40	920	963
4,5,7	Fannie Mae Pool	4.690%	11/1/40–12/1/40	989	1,039
4,5,7	Fannie Mae Pool	4.695%	10/1/36	141	151
4,5,7	Fannie Mae Pool	4.810%	11/1/33	210	225
4,5	Freddie Mac Non Gold Pool	2.407%	5/1/42	352	350
4,5	Freddie Mac Non Gold Pool	2.838%	2/1/42	884	884
4,5,7	Freddie Mac Non Gold Pool	3.375%	1/1/38	39	42
4,5,7	Freddie Mac Non Gold Pool	3.496%	1/1/35	28	30
4,5,7	Freddie Mac Non Gold Pool	3.546%	3/1/37	11	12
4,5,7	Freddie Mac Non Gold Pool	3.548%	12/1/40	1,150	1,190
4,5,7	Freddie Mac Non Gold Pool	3.577%	2/1/37	81	86
4,5,7	Freddie Mac Non Gold Pool	3.630%	12/1/40	175	182
4,5,7	Freddie Mac Non Gold Pool	3.731%	1/1/41	676	705
4,5,7	Freddie Mac Non Gold Pool	3.735%	10/1/37	22	22
4,5,7	Freddie Mac Non Gold Pool	3.776%	1/1/41	176	184
[4,5,7]	Freddie Mac Non Gold Pool	3.825%	3/1/37	55	56
4,5,8	Freddie Mac Non Gold Pool	3.855%	6/1/37	94	96
4,5,7	Freddie Mac Non Gold Pool	3.880%	3/1/41	140	148
4,5,7	Freddie Mac Non Gold Pool	3.900%	2/1/41	353	373
4,5,7	Freddie Mac Non Gold Pool	3.910%	2/1/41	471	497
4,5,7	Freddie Mac Non Gold Pool	3.938%	3/1/37	219	231
4,5,9	Freddie Mac Non Gold Pool	3.967%	2/1/36	94	97
4,5,9	Freddie Mac Non Gold Pool	4.003%	10/1/36	267	288
4,5,7	Freddie Mac Non Gold Pool	4.025%	4/1/35	2	2
4,5,7	Freddie Mac Non Gold Pool	4.063%	7/1/35	93	97
4,5,8	Freddie Mac Non Gold Pool	4.070%	3/1/37	11	11
4,5,7	Freddie Mac Non Gold Pool	4.079%	2/1/42	229	238
4,5	Freddie Mac Non Gold Pool	4.102%	12/1/41	828	865
4,5,7	Freddie Mac Non Gold Pool	4.108%	1/1/37	115	122
4,5,7	Freddie Mac Non Gold Pool	4.125%	5/1/38	34	36
4,5,7	Freddie Mac Non Gold Pool	4.126%	3/1/38	37	39
4,5,8	Freddie Mac Non Gold Pool	4.165%	1/1/37	248	260
4,5,7	Freddie Mac Non Gold Pool	4.220%	6/1/37	341	362
4,5,9	Freddie Mac Non Gold Pool	4.231%	5/1/36	205	215
4,5,7	Freddie Mac Non Gold Pool	4.255%	5/1/40	201	207
4,5,7	Freddie Mac Non Gold Pool	4.257%	11/1/43	1,634	1,680
4,5,7	Freddie Mac Non Gold Pool	4.304%	9/1/37	150	153
4,5,7	Freddie Mac Non Gold Pool	4.400%	12/1/36	157	166
4,5,9	Freddie Mac Non Gold Pool	4.423%	3/1/37	40	40
4,5,7	Freddie Mac Non Gold Pool	4.433%	5/1/40	156	161
4,5,7	Freddie Mac Non Gold Pool	4.451%	5/1/37	739	760
4,5,7	Freddie Mac Non Gold Pool	4.473%	12/1/35	247	259
4,5,7	Freddie Mac Non Gold Pool	4.479%	6/1/40	496	518
4,5,7	Freddie Mac Non Gold Pool	4.485%	10/1/37	442	455
4,5,7	Freddie Mac Non Gold Pool	4.515%	6/1/40	420	429
4,5,7	Freddie Mac Non Gold Pool	4.544%	6/1/41	209	215

Total Bond Market II Index Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
[4,5,9]	Freddie Mac Non Gold Pool	4.548%	11/1/36	89	91
4,5,7	Freddie Mac Non Gold Pool	4.554%	3/1/42	643	675
4,5,7	Freddie Mac Non Gold Pool	4.590%	6/1/37	28	29
4,5,7	Freddie Mac Non Gold Pool	4.617%	12/1/36	163	167
4,5,7	Freddie Mac Non Gold Pool	4.630%	6/1/40	223	229
4,5,7	Freddie Mac Non Gold Pool	4.635%	7/1/38	98	99
4,5,7	Freddie Mac Non Gold Pool	4.638%	8/1/37	94	97
4,5,7	Freddie Mac Non Gold Pool	4.640%	12/1/36	55	58
4,5,7	Freddie Mac Non Gold Pool	4.641%	9/1/40	706	739
4,5,7	Freddie Mac Non Gold Pool	4.703%	12/1/34	113	114
4,5,9	Freddie Mac Non Gold Pool	4.744%	11/1/34	369	385
4,5,7	Freddie Mac Non Gold Pool	4.755%	11/1/40	62	64
4,5,7	Freddie Mac Non Gold Pool	4.775%	11/1/40	541	557
5,9	Ginnie Mae II Pool	3.125%	10/20/38–12/20/42	7,492	7,753
5,9	Ginnie Mae II Pool	3.375%	1/20/41–3/20/43	9,044	9,322
5,9	Ginnie Mae II Pool	3.500%	5/20/43–12/20/43	750	753
5,9	Ginnie Mae II Pool	3.625%	6/20/29–6/20/43	5,339	5,485
5,9	Ginnie Mae II Pool	3.750%	7/20/41–8/20/41	3,293	3,390
5,9	Ginnie Mae II Pool	4.000%	7/20/38	57	57
5,9	Ginnie Mae II Pool	4.125%	5/20/41	337	348
5,9	Ginnie Mae II Pool	4.250%	5/20/41	185	190
					102,002
Total U.S. Government and Agency Obligations (Cost $99,704,261)					98,724,008
Asset-Backed/Commercial Mortgage-Backed Securities (2.7%)
[5]	Ally Auto Receivables Trust 2015-1	1.750%	5/15/20	474	474
5	Ally Auto Receivables Trust 2015-2	1.840%	6/15/20	829	828
5	Ally Auto Receivables Trust 2017-4	1.750%	12/15/21	6,338	6,275
5	Ally Auto Receivables Trust 2017-4	1.960%	7/15/22	2,568	2,520
5	Ally Auto Receivables Trust 2018-1	2.350%	6/15/22	4,750	4,712
5	Ally Auto Receivables Trust 2018-1	2.530%	2/15/23	1,450	1,441
5	Ally Auto Receivables Trust 2018-3	3.000%	1/17/23	1,375	1,375
5	Ally Auto Receivables Trust 2018-3	3.120%	7/17/23	1,925	1,941
5	Ally Master Owner Trust Series 2018-1	2.700%	1/17/23	18,450	18,296
5	Ally Master Owner Trust Series 2018-2	3.290%	5/15/23	4,925	4,954
5	American Express Credit Account Master Trust 2017-1	1.930%	9/15/22	10,100	9,979
5	American Express Credit Account Master Trust 2017-3	1.770%	11/15/22	22,000	21,664
5	American Express Credit Account Master Trust 2017-6	2.040%	5/15/23	16,125	15,897
5	American Express Credit Account Master Trust 2017-7	2.350%	5/15/25	9,825	9,645
5	American Express Credit Account Master Trust 2018-1	2.670%	10/17/22	12,250	12,207
5	American Express Credit Account Master Trust 2018-2	3.010%	10/15/25	11,025	11,117
5	American Express Credit Account Master Trust 2018-4	2.990%	12/15/23	14,175	14,209
5	American Express Credit Account Master Trust 2018-8	3.180%	4/15/24	9,000	9,057
5	AmeriCredit Automobile Receivables Trust 2016-3	1.460%	5/10/21	1,075	1,071

Total Bond Market II Index Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
[5]	AmeriCredit Automobile Receivables Trust 2017-2	1.980%	12/20/21	1,450	1,440
[5]	AmeriCredit Automobile Receivables Trust 2017-3	1.900%	3/18/22	3,320	3,284
5	AmeriCredit Automobile Receivables Trust 2018-1	3.070%	12/19/22	4,075	4,074
5	AmeriCredit Automobile Receivables Trust 2018-1	3.260%	1/18/24	2,456	2,464
5	AmeriCredit Automobile Receivables Trust 2018-1	3.500%	1/18/24	1,650	1,664
5	BA Credit Card Trust 2017-A1	1.950%	8/15/22	10,000	9,882
5	BA Credit Card Trust 2018-A1	2.700%	7/17/23	20,100	20,014
5	Banc of America Commercial Mortgage Trust 2015-UBS7	3.429%	9/15/48	1,425	1,441
5	Banc of America Commercial Mortgage Trust 2015-UBS7	3.705%	9/15/48	2,525	2,537
5	Banc of America Commercial Mortgage Trust 2017-BNK3	3.116%	2/15/50	500	500
5	Banc of America Commercial Mortgage Trust 2017-BNK3	3.574%	2/15/50	7,560	7,524
5	Banc of America Commercial Mortgage Trust 2017-BNK3	3.748%	2/15/50	2,800	2,731
5	BANK 2017 - BNK4	3.625%	5/15/50	5,950	5,940
5	BANK 2017 - BNK5	3.390%	6/15/60	7,000	6,862
5	BANK 2017 - BNK5	3.624%	6/15/60	3,500	3,437
5	BANK 2017 - BNK6	3.518%	7/15/60	9,408	9,307
5	BANK 2017 - BNK6	3.741%	7/15/60	9,729	9,566
5	BANK 2017 - BNK7	3.175%	9/15/60	7,575	7,283
5	BANK 2017 - BNK7	3.435%	9/15/60	4,690	4,598
5	BANK 2017 - BNK7	3.748%	9/15/60	5,225	5,159
5	BANK 2017 - BNK8	3.488%	11/15/50	5,925	5,829
5	BANK 2017 - BNK8	3.731%	11/15/50	1,000	983
5	BANK 2017 - BNK9	3.279%	11/15/54	6,100	5,952
5	BANK 2017 - BNK9	3.538%	11/15/54	5,925	5,849
5	BANK 2018 - BN11	4.046%	3/15/61	4,300	4,403
5	BANK 2018 - BN12	4.255%	5/15/61	5,125	5,332
5	BANK 2018 - BN12	4.361%	5/15/61	1,650	1,710
5	BANK 2018 - BN13	4.217%	8/15/61	6,225	6,460
5	BANK 2018 - BN15	4.407%	11/15/61	9,060	9,582
5	BANK 2018 - BNK10	3.641%	2/15/61	1,425	1,437
5	BANK 2018 - BNK10	3.688%	2/15/61	10,700	10,681
5	BANK 2018 - BNK10	3.898%	2/15/61	1,650	1,641
5	BANK 2018 - BN14	4.231%	9/15/60	9,850	10,234
5	BANK 2018 - BNK14	4.128%	9/15/60	5,725	5,952
5	BANK 2018 - BNK14	4.481%	9/15/60	2,600	2,697
5	Bank Of America Credit Card Trust 2018-A2	3.000%	9/15/23	18,200	18,236
5	Bank Of America Credit Card Trust 2018-A3	3.100%	12/15/23	6,750	6,776
	Bank of Nova Scotia	1.850%	4/14/20	17,400	17,146
	Bank of Nova Scotia	1.875%	4/26/21	5,225	5,095
5	Barclays Dryrock Issuance Trust 2016-1	1.520%	5/16/22	4,925	4,885
5	BBCMS Mortgage Trust 2017-C1	3.674%	2/15/50	10,825	10,728
5	BBCMS Mortgage Trust 2017-C1	3.898%	2/15/50	2,900	2,904
5	BBCMS Mortgage Trust 2018-C2	4.314%	12/15/51	10,175	10,636
5	BENCHMARK 2018-B1 Mortgage Trust	3.666%	1/15/51	4,700	4,703

Total Bond Market II Index Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
5	BENCHMARK 2018-B1 Mortgage Trust	3.878%	1/15/51	2,050	2,027
5	BENCHMARK 2018-B2 Mortgage Trust	3.662%	2/15/51	4,150	4,207
5	BENCHMARK 2018-B2 Mortgage Trust	3.882%	2/15/51	12,325	12,532
5	BENCHMARK 2018-B2 Mortgage Trust	4.084%	2/15/51	5,675	5,694
5	BENCHMARK 2018-B3 Mortgage Trust	3.848%	4/10/51	3,875	3,957
5	BENCHMARK 2018-B3 Mortgage Trust	4.025%	4/10/51	10,250	10,508
5	BENCHMARK 2018-B4 Mortgage Trust	4.121%	7/15/51	18,000	18,582
5	BENCHMARK 2018-B4 Mortgage Trust	4.311%	7/15/51	4,000	4,082
5	BENCHMARK 2018-B5 Mortgage Trust	4.208%	7/15/51	14,650	15,216
5	BENCHMARK 2018-B5 Mortgage Trust	4.419%	7/15/51	1,750	1,799
5	BENCHMARK 2018-B6 Mortgage Trust	4.203%	10/10/51	5,650	5,870
5	BENCHMARK 2018-B6 Mortgage Trust	4.261%	10/10/51	7,075	7,383
5	BENCHMARK 2018-B6 Mortgage Trust	4.441%	10/10/51	2,175	2,242
5	BENCHMARK 2018-B7 Mortgage Trust	4.377%	11/15/51	2,225	2,327
5	BENCHMARK 2018-B7 Mortgage Trust	4.510%	11/15/51	16,050	17,072
5	BENCHMARK 2018-B8 Mortgage Trust	4.232%	1/15/52	12,500	13,013
5	BENCHMARK 2018-B8 Mortgage Trust	4.532%	1/15/52	4,000	4,151
5	BMW Vehicle Lease Trust 2017-2	2.070%	10/20/20	2,650	2,628
5	BMW Vehicle Owner Trust 2018-A	2.350%	4/25/22	6,750	6,707
5	BMW Vehicle Owner Trust 2018-A	2.510%	6/25/24	1,375	1,350
5	Capital Auto Receivables Asset Trust 2015-3	2.130%	5/20/20	530	530
5	Capital Auto Receivables Asset Trust 2015-4	2.010%	7/20/20	1,056	1,055
5	Capital Auto Receivables Asset Trust 2016-2	1.630%	1/20/21	2,250	2,239
5	Capital Auto Receivables Asset Trust 2016-3	1.690%	3/20/21	2,000	1,985
5	Capital One Multi-Asset Execution Trust 2015-A2	2.080%	3/15/23	7,825	7,738
5	Capital One Multi-Asset Execution Trust 2015-A8	2.050%	8/15/23	4,950	4,872
5	Capital One Multi-Asset Execution Trust 2016-A3	1.340%	4/15/22	5,325	5,284
5	Capital One Multi-Asset Execution Trust 2016-A4	1.330%	6/15/22	7,250	7,178
5	Capital One Multi-Asset Execution Trust 2016-A6	1.820%	9/15/22	7,100	7,032
5	Capital One Multi-Asset Execution Trust 2017-A1	2.000%	1/17/23	6,900	6,823
5	Capital One Multi-Asset Execution Trust 2017-A3	2.430%	1/15/25	7,025	6,927
5	Capital One Multi-Asset Execution Trust 2017- A4	1.990%	7/17/23	11,300	11,124
5	Capital One Multi-Asset Execution Trust 2017-A6	2.290%	7/15/25	9,400	9,170
5	Capital One Multi-Asset Execution Trust 2018-A1	3.010%	2/15/24	5,250	5,277
5	CarMax Auto Owner Trust 2015-2	1.800%	3/15/21	945	940
5	CarMax Auto Owner Trust 2015-3	1.630%	5/15/20	311	311
5	CarMax Auto Owner Trust 2015-3	1.980%	2/16/21	800	795
5	CarMax Auto Owner Trust 2015-4	1.560%	11/16/20	583	581
5	CarMax Auto Owner Trust 2015-4	1.830%	6/15/21	1,250	1,238
5	CarMax Auto Owner Trust 2016-3	1.390%	5/17/21	1,804	1,787
5	CarMax Auto Owner Trust 2016-3	1.600%	1/18/22	1,030	1,010
5	CarMax Auto Owner Trust 2017-4	2.110%	10/17/22	3,350	3,317
5	CarMax Auto Owner Trust 2017-4	2.330%	5/15/23	2,350	2,319
5	CarMax Auto Owner Trust 2018-1	2.480%	11/15/22	3,550	3,524

Total Bond Market II Index Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
5	CarMax Auto Owner Trust 2018-1	2.640%	6/15/23	900	889
5	CarMax Auto Owner Trust 2018-2	2.980%	1/17/23	3,275	3,281
5	CarMax Auto Owner Trust 2018-2	3.160%	7/17/23	2,025	2,049
5	CD 2006-CD3 Commercial Mortgage Trust	5.648%	10/15/48	2,742	2,752
5	CD 2016-CD1 Commercial Mortgage Trust	2.724%	8/10/49	5,650	5,321
5	CD 2016-CD2 Commercial Mortgage Trust	3.526%	11/10/49	5,000	4,971
5	CD 2017-CD3 Commercial Mortgage Trust	3.453%	2/10/50	1,862	1,853
5	CD 2017-CD3 Commercial Mortgage Trust	3.631%	2/10/50	14,220	14,225
5	CD 2017-CD3 Commercial Mortgage Trust	3.833%	2/10/50	3,706	3,713
5	CD 2017-CD4 Commercial Mortgage Trust	3.514%	5/10/50	4,400	4,364
5	CD 2017-CD4 Commercial Mortgage Trust	3.747%	5/10/50	3,000	2,953
5	CD 2017-CD5 Commercial Mortgage Trust	3.431%	8/15/50	3,500	3,440
5	CD 2017-CD6 Commercial Mortgage Trust	3.332%	11/13/50	2,400	2,376
5	CD 2017-CD6 Commercial Mortgage Trust	3.456%	11/13/50	4,825	4,742
5	CD 2017-CD6 Commercial Mortgage Trust	3.709%	11/13/50	2,825	2,765
5	CD 2018-CD7 Commercial Mortgage Trust	4.279%	8/15/51	12,750	13,315
5	CenterPoint Energy Transition Bond Co. II LLC 2005-A	5.302%	8/1/20	294	296
5	CenterPoint Energy Transition Bond Co. IV LLC 2012-1	3.028%	10/15/25	5,300	5,276
5	CFCRE Commercial Mortgage Trust 2016-C3	3.865%	1/10/48	3,650	3,725
5	CFCRE Commercial Mortgage Trust 2016-C4	3.283%	5/10/58	5,050	4,925
5	CFCRE Commercial Mortgage Trust 2016-C4	3.691%	5/10/58	3,600	3,520
5	CFCRE Commercial Mortgage Trust 2016-C6	3.217%	11/10/49	9,400	9,126
5	CFCRE Commercial Mortgage Trust 2017-C8	3.572%	6/15/50	3,000	2,947
5	Chase Issuance Trust 2012-A4	1.580%	8/15/21	5,500	5,455
5	Chase Issuance Trust 2012-A7	2.160%	9/15/24	12,805	12,525
5	Chase Issuance Trust 2014-A2	2.770%	3/15/23	7,550	7,573
5	Chase Issuance Trust 2015-A4	1.840%	4/15/22	5,400	5,328
5	Chase Issuance Trust 2016-A2	1.370%	6/15/21	6,975	6,925
5	Chase Issuance Trust 2016-A4	1.490%	7/15/22	6,125	5,992
5	Chase Issuance Trust 2016-A5	1.270%	7/15/21	7,200	7,137
5	Citibank Credit Card Issuance Trust 2014-A1	2.880%	1/23/23	15,000	14,985
5	Citibank Credit Card Issuance Trust 2014-A5	2.680%	6/7/23	6,525	6,474
5	Citibank Credit Card Issuance Trust 2014-A6	2.150%	7/15/21	18,925	18,842
5	Citibank Credit Card Issuance Trust 2016-A2	2.190%	11/20/23	7,175	7,033
5	Citibank Credit Card Issuance Trust 2017-A2	1.740%	1/19/21	13,050	13,043
5	Citibank Credit Card Issuance Trust 2017-A9	1.800%	9/20/21	14,300	14,191
5	Citibank Credit Card Issuance Trust 2018-A1	2.490%	1/20/23	19,000	18,850
5	Citibank Credit Card Issuance Trust 2018-A3	3.290%	5/23/25	20,500	20,753
5	Citigroup Commercial Mortgage Trust 2012-GC8	3.024%	9/10/45	3,950	3,932
5	Citigroup Commercial Mortgage Trust 2013-GC11	3.093%	4/10/46	2,300	2,282
5	Citigroup Commercial Mortgage Trust 2013-GC11	3.422%	4/10/46	1,300	1,283
5	Citigroup Commercial Mortgage Trust 2013-GC15	3.942%	9/10/46	763	776
5	Citigroup Commercial Mortgage Trust 2013-GC15	4.371%	9/10/46	1,200	1,252
5	Citigroup Commercial Mortgage Trust 2013-GC15	4.649%	9/10/46	1,700	1,777
5	Citigroup Commercial Mortgage Trust 2013-GC17	3.675%	11/10/46	541	547

Total Bond Market II Index Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
5	Citigroup Commercial Mortgage Trust 2013-GC17	4.131%	11/10/46	1,825	1,888
5	Citigroup Commercial Mortgage Trust 2013-GC17	4.544%	11/10/46	750	784
5	Citigroup Commercial Mortgage Trust 2013-GC17	5.095%	11/10/46	750	779
5	Citigroup Commercial Mortgage Trust 2014-GC19	3.552%	3/10/47	750	759
5	Citigroup Commercial Mortgage Trust 2014-GC19	4.023%	3/10/47	1,150	1,183
5	Citigroup Commercial Mortgage Trust 2014-GC19	4.345%	3/10/47	955	989
5	Citigroup Commercial Mortgage Trust 2014-GC21	3.477%	5/10/47	375	378
5	Citigroup Commercial Mortgage Trust 2014-GC21	3.855%	5/10/47	1,675	1,709
5	Citigroup Commercial Mortgage Trust 2014-GC21	4.328%	5/10/47	1,350	1,361
5	Citigroup Commercial Mortgage Trust 2014-GC23	3.622%	7/10/47	2,725	2,751
5	Citigroup Commercial Mortgage Trust 2014-GC25	3.635%	10/10/47	5,650	5,711
5	Citigroup Commercial Mortgage Trust 2015-GC27	3.137%	2/10/48	7,425	7,290
5	Citigroup Commercial Mortgage Trust 2015-GC27	3.571%	2/10/48	3,025	3,011
5	Citigroup Commercial Mortgage Trust 2015-GC29	2.674%	4/10/48	1,451	1,444
5	Citigroup Commercial Mortgage Trust 2015-GC29	3.758%	4/10/48	2,937	2,874
5	Citigroup Commercial Mortgage Trust 2015-GC31	3.762%	6/10/48	2,925	2,962
5	Citigroup Commercial Mortgage Trust 2015-GC33	3.778%	9/10/58	3,375	3,433
5	Citigroup Commercial Mortgage Trust 2016-C1	3.003%	5/10/49	2,075	2,046
5	Citigroup Commercial Mortgage Trust 2016-C1	3.209%	5/10/49	3,950	3,871
5	Citigroup Commercial Mortgage Trust 2016-C2	2.832%	8/10/49	2,500	2,385
5	Citigroup Commercial Mortgage Trust 2016-GC36	3.616%	2/10/49	7,150	7,157
5	Citigroup Commercial Mortgage Trust 2016-P4	2.902%	7/10/49	2,350	2,253
5	Citigroup Commercial Mortgage Trust 2017-B1	3.458%	8/15/50	9,700	9,528
5	Citigroup Commercial Mortgage Trust 2017-B1	3.711%	8/15/50	1,950	1,914
5	Citigroup Commercial Mortgage Trust 2017-C4	3.471%	10/12/50	5,925	5,843
5	Citigroup Commercial Mortgage Trust 2017-C4	3.764%	10/12/50	1,575	1,551
5	Citigroup Commercial Mortgage Trust 2018-B2	3.788%	3/10/51	2,300	2,345

Total Bond Market II Index Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
5	Citigroup Commercial Mortgage Trust 2018-B2	4.009%	3/10/51	12,275	12,541
5	COMM 2012-CCRE2 Mortgage Trust	3.147%	8/15/45	1,285	1,285
5	COMM 2012-CCRE2 Mortgage Trust	3.791%	8/15/45	1,825	1,833
5	COMM 2012-CCRE3 Mortgage Trust	2.822%	10/15/45	5,347	5,262
5,10	COMM 2012-CCRE3 Mortgage Trust	3.416%	10/15/45	2,195	2,186
5	COMM 2012-CCRE4 Mortgage Trust	2.853%	10/15/45	6,300	6,190
5	COMM 2012-CCRE5 Mortgage Trust	2.771%	12/10/45	1,500	1,473
5	COMM 2013-CCRE10 Mortgage Trust	4.210%	8/10/46	660	685
5	COMM 2013-CCRE11 Mortgage Trust	3.047%	8/10/50	1,310	1,309
5	COMM 2013-CCRE11 Mortgage Trust	3.660%	8/10/50	1,310	1,329
5	COMM 2013-CCRE11 Mortgage Trust	3.983%	8/10/50	1,750	1,810
5	COMM 2013-CCRE11 Mortgage Trust	4.258%	8/10/50	6,490	6,754
5	COMM 2013-CCRE11 Mortgage Trust	4.715%	8/10/50	1,310	1,374
5	COMM 2013-CCRE12 Mortgage Trust	2.904%	10/10/46	243	242
5	COMM 2013-CCRE12 Mortgage Trust	3.623%	10/10/46	1,058	1,072
5	COMM 2013-CCRE12 Mortgage Trust	3.765%	10/10/46	1,500	1,538
5	COMM 2013-CCRE12 Mortgage Trust	4.046%	10/10/46	1,125	1,161
5	COMM 2013-CCRE12 Mortgage Trust	4.300%	10/10/46	750	769
5	COMM 2013-CCRE12 Mortgage Trust	4.762%	10/10/46	350	363
5	COMM 2013-CCRE13 Mortgage Trust	3.039%	11/10/46	16	16
5	COMM 2013-CCRE13 Mortgage Trust	3.706%	11/10/46	375	381
5	COMM 2013-CCRE13 Mortgage Trust	4.194%	11/10/46	3,700	3,844
5	COMM 2013-CCRE13 Mortgage Trust	4.449%	11/10/46	1,100	1,141
5	COMM 2013-CCRE6 Mortgage Trust	3.101%	3/10/46	1,744	1,734
5	COMM 2013-CCRE7 Mortgage Trust	3.213%	3/10/46	1,343	1,348
5	COMM 2013-CCRE8 Mortgage Trust	3.612%	6/10/46	1,888	1,911
5	COMM 2013-CCRE9 Mortgage Trust	4.233%	7/10/45	2,295	2,389
5	COMM 2013-LC13 Mortgage Trust	4.205%	8/10/46	2,020	2,098
5	COMM 2013-LC6 Mortgage Trust	2.941%	1/10/46	3,981	3,939
5	COMM 2013-LC6 Mortgage Trust	3.282%	1/10/46	2,184	2,166
5	COMM 2014-CCRE14 Mortgage Trust	3.147%	2/10/47	1,108	1,114
5	COMM 2014-CCRE14 Mortgage Trust	4.236%	2/10/47	2,450	2,548
5	COMM 2014-CCRE14 Mortgage Trust	4.526%	2/10/47	2,725	2,829
5	COMM 2014-CCRE14 Mortgage Trust	4.645%	2/10/47	2,650	2,765
5	COMM 2014-CCRE15 Mortgage Trust	2.928%	2/10/47	1,669	1,668
5	COMM 2014-CCRE15 Mortgage Trust	3.595%	2/10/47	935	946
5	COMM 2014-CCRE15 Mortgage Trust	4.074%	2/10/47	1,737	1,792
5	COMM 2014-CCRE15 Mortgage Trust	4.670%	2/10/47	869	907
5	COMM 2014-CCRE16 Mortgage Trust	3.653%	4/10/47	1,500	1,515
5	COMM 2014-CCRE16 Mortgage Trust	4.278%	4/10/47	1,975	2,034
5	COMM 2014-CCRE17 Mortgage Trust	3.012%	5/10/47	1,500	1,499
5	COMM 2014-CCRE17 Mortgage Trust	3.598%	5/10/47	950	961
5	COMM 2014-CCRE17 Mortgage Trust	3.977%	5/10/47	2,425	2,494
5	COMM 2014-CCRE17 Mortgage Trust	4.377%	5/10/47	955	972
5	COMM 2014-CCRE18 Mortgage Trust	3.452%	7/15/47	2,950	2,970
5	COMM 2014-CCRE18 Mortgage Trust	3.828%	7/15/47	975	994
5	COMM 2014-CCRE18 Mortgage Trust	4.103%	7/15/47	1,281	1,307
5	COMM 2014-CCRE19 Mortgage Trust	3.796%	8/10/47	5,775	5,884
5	COMM 2014-CCRE19 Mortgage Trust	4.080%	8/10/47	1,550	1,585
5	COMM 2014-CCRE20 Mortgage Trust	3.590%	11/10/47	1,525	1,535
5	COMM 2014-CCRE21 Mortgage Trust	3.095%	12/10/47	2,602	2,604
5	COMM 2014-CCRE21 Mortgage Trust	3.528%	12/10/47	5,625	5,643
5	COMM 2014-LC15 Mortgage Trust	2.840%	4/10/47	1,078	1,077

Total Bond Market II Index Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
5	COMM 2014-LC15 Mortgage Trust	4.006%	4/10/47	5,225	5,376
5	COMM 2014-LC17 Mortgage Trust	3.164%	10/10/47	3,615	3,619
5	COMM 2014-LC17 Mortgage Trust	3.917%	10/10/47	1,550	1,586
5	COMM 2014-UBS2 Mortgage Trust	2.820%	3/10/47	266	266
5	COMM 2014-UBS2 Mortgage Trust	3.472%	3/10/47	658	663
5	COMM 2014-UBS2 Mortgage Trust	3.961%	3/10/47	1,699	1,740
5	COMM 2014-UBS2 Mortgage Trust	4.199%	3/10/47	475	482
5	COMM 2014-UBS2 Mortgage Trust	4.701%	3/10/47	301	310
5	COMM 2014-UBS3 Mortgage Trust	2.844%	6/10/47	1,150	1,149
5	COMM 2014-UBS3 Mortgage Trust	3.819%	6/10/47	3,075	3,130
5	COMM 2014-UBS4 Mortgage Trust	3.694%	8/10/47	6,000	6,057
5	COMM 2014-UBS4 Mortgage Trust	3.968%	8/10/47	1,502	1,507
5	COMM 2014-UBS5 Mortgage Trust	3.838%	9/10/47	4,575	4,653
5	COMM 2014-UBS6 Mortgage Trust	2.935%	12/10/47	2,991	2,984
5	COMM 2014-UBS6 Mortgage Trust	3.387%	12/10/47	3,850	3,873
5	COMM 2014-UBS6 Mortgage Trust	3.644%	12/10/47	7,500	7,554
5	COMM 2014-UBS6 Mortgage Trust	4.048%	12/10/47	2,275	2,292
5	COMM 2015-CCRE22 Mortgage Trust	2.856%	3/10/48	1,900	1,896
5	COMM 2015-CCRE22 Mortgage Trust	3.309%	3/10/48	5,325	5,280
5	COMM 2015-CCRE22 Mortgage Trust	3.603%	3/10/48	1,900	1,889
5	COMM 2015-CCRE23 Mortgage Trust	3.257%	5/10/48	2,200	2,196
5	COMM 2015-CCRE23 Mortgage Trust	3.497%	5/10/48	3,250	3,257
5	COMM 2015-CCRE23 Mortgage Trust	3.801%	5/10/48	1,450	1,467
5	COMM 2015-CCRE25 Mortgage Trust	3.759%	8/10/48	3,500	3,546
5	COMM 2015-CCRE26 Mortgage Trust	3.630%	10/10/48	7,125	7,165
5	COMM 2015-CCRE27 Mortgage Trust	3.404%	10/10/48	3,575	3,589
5	COMM 2015-CCRE27 Mortgage Trust	3.612%	10/10/48	3,775	3,792
5	COMM 2015-LC19 Mortgage Trust	3.040%	2/10/48	750	746
5	COMM 2015-LC19 Mortgage Trust	3.183%	2/10/48	4,000	3,943
5	COMM 2015-LC19 Mortgage Trust	3.527%	2/10/48	1,775	1,746
5	COMM 2016-CCRE28 Mortgage Trust	3.762%	2/10/49	5,350	5,413
5	COMM 2016-DC2 Mortgage Trust	3.550%	2/10/49	4,375	4,440
5	CSAIL 2015-C1 Commercial Mortgage Trust	3.505%	4/15/50	3,750	3,730
5	CSAIL 2015-C1 Commercial Mortgage Trust	3.791%	4/15/50	1,900	1,902
5	CSAIL 2015-C1 Commercial Mortgage Trust	4.044%	4/15/50	1,525	1,523
5	CSAIL 2015-C2 Commercial Mortgage Trust	1.454%	6/15/57	225	224
5	CSAIL 2015-C2 Commercial Mortgage Trust	3.504%	6/15/57	4,700	4,666
5	CSAIL 2015-C2 Commercial Mortgage Trust	3.849%	6/15/57	1,800	1,802
5	CSAIL 2015-C3 Commercial Mortgage Trust	3.448%	8/15/48	2,772	2,787
5	CSAIL 2015-C3 Commercial Mortgage Trust	3.718%	8/15/48	3,550	3,564
5	CSAIL 2015-C3 Commercial Mortgage Trust	4.106%	8/15/48	1,625	1,616
5	CSAIL 2015-C4 Commercial Mortgage Trust	3.617%	11/15/48	2,200	2,224
5	CSAIL 2015-C4 Commercial Mortgage Trust	3.808%	11/15/48	2,850	2,884
5	CSAIL 2016-C7 Commercial Mortgage Trust	3.502%	11/15/49	7,325	7,220
5	CSAIL 2017-C8 Commercial Mortgage Trust	3.392%	6/15/50	7,800	7,620
5	CSAIL 2017-CX10 Commercial Mortgage Trust	3.458%	11/15/50	5,925	5,797
5	CSAIL 2017-CX9 Commercial Mortgage Trust	3.446%	9/15/50	4,175	4,097
5	CSAIL 2018-CX11 Commercial Mortgage Trust	4.033%	4/15/51	12,250	12,587
5	CSAIL 2018-CX12 Commercial Mortgage Trust	4.224%	8/15/51	5,425	5,619
5	DBJPM 16-C1 Mortgage Trust	3.276%	5/10/49	2,600	2,557
5	DBJPM 16-C3 Mortgage Trust	2.890%	8/10/49	3,075	2,931
5	DBJPM 17-C6 Mortgage Trust	3.328%	6/10/50	5,700	5,565
5	DBJPM 17-C6 Mortgage Trust	3.561%	6/10/50	1,600	1,545
5	Discover Card Execution Note Trust 2015-A2	1.900%	10/17/22	9,175	9,050

Total Bond Market II Index Fund

		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
5	Discover Card Execution Note Trust 2015-A4	2.190%	4/17/23	6,950	6,870
5	Discover Card Execution Note Trust 2016-A1	1.640%	7/15/21	11,000	10,995
5	Discover Card Execution Note Trust 2017-A2	2.390%	7/15/24	7,300	7,180
5	Discover Card Execution Note Trust 2018-A1	3.030%	8/15/25	10,175	10,168
5	Drive Auto Receivables Trust 2018-2	3.220%	4/15/22	4,075	4,071
5	Drive Auto Receivables Trust 2018-2	3.630%	8/15/24	4,900	4,911
5	Drive Auto Receivables Trust 2018-4	3.360%	10/17/22	4,765	4,769
4,5	Fannie Mae-Aces 2010-M1	4.450%	9/25/19	556	559
4,5	Fannie Mae-Aces 2011-M2	3.764%	4/25/21	4,419	4,465
4,5	Fannie Mae-Aces 2011-M4	3.726%	6/25/21	10,386	10,552
4,5	Fannie Mae-Aces 2013-M12	2.404%	3/25/23	6,963	6,806
4,5	Fannie Mae-Aces 2013-M14	2.637%	4/25/23	5,322	5,256
4,5	Fannie Mae-Aces 2013-M14	3.329%	10/25/23	11,324	11,437
4,5	Fannie Mae-Aces 2013-M4	2.608%	3/25/22	562	550
4,5	Fannie Mae-Aces 2013-M7	2.280%	12/27/22	3,688	3,600
4,5	Fannie Mae-Aces 2014-M10	2.171%	9/25/19	5,953	5,920
4,5	Fannie Mae-Aces 2014-M12	2.614%	10/25/21	9,733	9,665
4,5	Fannie Mae-Aces 2014-M13	2.566%	8/25/24	1,249	1,233
4,5	Fannie Mae-Aces 2014-M13	3.021%	8/25/24	4,500	4,509
4,5	Fannie Mae-Aces 2014-M2	3.513%	12/25/23	11,086	11,346
4,5	Fannie Mae-Aces 2014-M3	2.613%	1/25/24	1,988	1,969
4,5	Fannie Mae-Aces 2014-M3	3.460%	1/25/24	5,400	5,497
4,5	Fannie Mae-Aces 2014-M4	3.346%	3/25/24	5,650	5,735
4,5	Fannie Mae-Aces 2014-M6	2.679%	5/25/21	9,071	9,026
4,5	Fannie Mae-Aces 2014-M7	3.275%	6/25/24	9,841	9,921
4,5	Fannie Mae-Aces 2014-M8	2.346%	6/25/24	1,208	1,187
4,5	Fannie Mae-Aces 2014-M8	3.056%	6/25/24	5,850	5,838
4,5	Fannie Mae-Aces 2014-M9	3.103%	7/25/24	6,825	6,826
4,5	Fannie Mae-Aces 2015-M1	2.532%	9/25/24	10,000	9,772
4,5	Fannie Mae-Aces 2015-M10	3.092%	4/25/27	2,750	2,710
4,5	Fannie Mae-Aces 2015-M12	2.793%	5/25/25	7,025	6,944
4,5	Fannie Mae-Aces 2015-M15	2.923%	10/25/25	8,825	8,758
4,5	Fannie Mae-Aces 2015-M2	2.620%	12/25/24	6,599	6,451
4,5	Fannie Mae-Aces 2015-M3	2.723%	10/25/24	3,700	3,649
4,5	Fannie Mae-Aces 2015-M4	2.509%	7/25/22	4,045	4,005
4,5	Fannie Mae-Aces 2015-M7	2.590%	12/25/24	6,650	6,509
4,5	Fannie Mae-Aces 2015-M8	2.344%	1/25/25	2,678	2,623
4,5	Fannie Mae-Aces 2015-M8	2.900%	1/25/25	8,100	8,057
4,5	Fannie Mae-Aces 2016-M11	2.369%	7/25/26	9,650	9,146
4,5	Fannie Mae-Aces 2016-M12	2.447%	9/25/26	9,400	8,950
4,5	Fannie Mae-Aces 2016-M2	2.152%	1/25/23	6,425	6,270
4,5	Fannie Mae-Aces 2016-M3	2.702%	2/25/26	3,639	3,557
4,5	Fannie Mae-Aces 2016-M4	2.576%	3/25/26	3,525	3,412
4,5	Fannie Mae-Aces 2016-M5	2.469%	4/25/26	7,900	7,570
4,5	Fannie Mae-Aces 2016-M6	2.488%	5/25/26	5,150	4,943
4,5	Fannie Mae-Aces 2016-M7	2.157%	10/25/23	1,700	1,645
4,5	Fannie Mae-Aces 2016-M7	2.499%	9/25/26	2,825	2,677
4,5	Fannie Mae-Aces 2016-M9	2.292%	6/25/26	14,000	13,249
4,5	Fannie Mae-Aces 2017-M1	2.415%	10/25/26	10,300	9,813
4,5	Fannie Mae-Aces 2017-M10	2.561%	7/25/24	4,280	4,171
4,5	Fannie Mae-Aces 2017-M11	2.980%	8/25/29	5,100	4,918
4,5	Fannie Mae-Aces 2017-M12	3.081%	6/25/27	12,575	12,479
4,5	Fannie Mae-Aces 2017-M15	3.136%	11/25/27	11,675	11,568
4,5	Fannie Mae-Aces 2017-M2	2.785%	2/25/27	7,000	6,829

Total Bond Market II Index Fund

		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
4,5	Fannie Mae-Aces 2017-M3	2.485%	12/25/26	12,300	11,641
4,5	Fannie Mae-Aces 2017-M4	2.597%	12/25/26	11,290	10,858
4,5	Fannie Mae-Aces 2017-M7	2.961%	2/25/27	6,500	6,385
4,5	Fannie Mae-Aces 2017-M8	3.061%	5/25/27	21,979	21,731
4,5	Fannie Mae-Aces 2018-M12	3.640%	8/25/30	15,800	16,194
4,5	Fannie Mae-Aces 2018-M14	3.578%	8/25/28	11,725	11,925
4,5	Fannie Mae-Aces 2018-M2	2.902%	1/25/28	18,350	17,768
4,5	Fannie Mae-Aces 2018-M4	3.043%	3/25/28	7,361	7,269
4,5	Fannie Mae-Aces 2018-M7	3.052%	3/25/28	4,100	4,048
4,5	Fannie Mae-Aces 2018-M8	3.325%	6/25/28	4,478	4,519
4,5	FHLMC Multifamily Structured Pass Through Certificates K004	4.186%	8/25/19	2,050	2,058
4,5	FHLMC Multifamily Structured Pass Through Certificates K005	3.484%	4/25/19	402	401
4,5	FHLMC Multifamily Structured Pass Through Certificates K006	3.398%	7/25/19	1,101	1,101
4,5	FHLMC Multifamily Structured Pass Through Certificates K009	2.757%	5/25/20	430	429
4,5	FHLMC Multifamily Structured Pass Through Certificates K010	3.320%	7/25/20	209	209
4,5	FHLMC Multifamily Structured Pass Through Certificates K011	4.084%	11/25/20	1,655	1,688
4,5	FHLMC Multifamily Structured Pass Through Certificates K012	4.185%	12/25/20	2,725	2,790
4,5	FHLMC Multifamily Structured Pass Through Certificates K014	3.871%	4/25/21	4,610	4,703
4,5	FHLMC Multifamily Structured Pass Through Certificates K017	2.873%	12/25/21	12,787	12,806
4,5	FHLMC Multifamily Structured Pass Through Certificates K019	2.272%	3/25/22	5,430	5,353
4,5	FHLMC Multifamily Structured Pass Through Certificates K020	2.373%	5/25/22	13,400	13,233
4,5	FHLMC Multifamily Structured Pass Through Certificates K021	2.396%	6/25/22	8,300	8,201
4,5	FHLMC Multifamily Structured Pass Through Certificates K022	2.355%	7/25/22	575	568
4,5	FHLMC Multifamily Structured Pass Through Certificates K026	2.510%	11/25/22	11,500	11,403
4,5	FHLMC Multifamily Structured Pass Through Certificates K028	3.111%	2/25/23	8,625	8,743
4,5	FHLMC Multifamily Structured Pass Through Certificates K029	3.320%	2/25/23	11,425	11,674
4,5	FHLMC Multifamily Structured Pass Through Certificates K030	2.779%	9/25/22	5,950	5,936
4,5	FHLMC Multifamily Structured Pass Through Certificates K030	3.250%	4/25/23	11,425	11,642
4,5	FHLMC Multifamily Structured Pass Through Certificates K031	3.300%	4/25/23	11,906	12,125
4,5	FHLMC Multifamily Structured Pass Through Certificates K032	3.016%	2/25/23	3,623	3,623
4,5	FHLMC Multifamily Structured Pass Through Certificates K032	3.310%	5/25/23	6,420	6,551
4,5	FHLMC Multifamily Structured Pass Through Certificates K033	2.871%	2/25/23	7,130	7,123

Total Bond Market II Index Fund

		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
4,5	FHLMC Multifamily Structured Pass Through Certificates K033	3.060%	7/25/23	12,875	13,009
4,5	FHLMC Multifamily Structured Pass Through Certificates K034	3.531%	7/25/23	10,633	10,956
4,5	FHLMC Multifamily Structured Pass Through Certificates K035	3.458%	8/25/23	12,575	12,916
4,5	FHLMC Multifamily Structured Pass Through Certificates K036	3.527%	10/25/23	400	412
4,5	FHLMC Multifamily Structured Pass Through Certificates K037	3.490%	1/25/24	475	489
4,5	FHLMC Multifamily Structured Pass Through Certificates K038	2.604%	10/25/23	2,447	2,429
4,5	FHLMC Multifamily Structured Pass Through Certificates K038	3.389%	3/25/24	5,225	5,358
4,5	FHLMC Multifamily Structured Pass Through Certificates K039	2.683%	12/25/23	1,784	1,779
4,5	FHLMC Multifamily Structured Pass Through Certificates K039	3.303%	7/25/24	2,600	2,657
4,5	FHLMC Multifamily Structured Pass Through Certificates K040	2.768%	4/25/24	2,964	2,953
4,5	FHLMC Multifamily Structured Pass Through Certificates K040	3.241%	9/25/24	9,300	9,476
4,5	FHLMC Multifamily Structured Pass Through Certificates K041	3.171%	10/25/24	9,600	9,744
4,5	FHLMC Multifamily Structured Pass Through Certificates K042	2.267%	6/25/24	1,498	1,463
4,5	FHLMC Multifamily Structured Pass Through Certificates K042	2.670%	12/25/24	7,225	7,123
4,5	FHLMC Multifamily Structured Pass Through Certificates K043	2.532%	10/25/23	1,566	1,550
4,5	FHLMC Multifamily Structured Pass Through Certificates K043	3.062%	12/25/24	5,600	5,638
4,5	FHLMC Multifamily Structured Pass Through Certificates K045	2.493%	11/25/24	3,090	3,045
4,5	FHLMC Multifamily Structured Pass Through Certificates K045	3.023%	1/25/25	5,800	5,827
4,5	FHLMC Multifamily Structured Pass Through Certificates K046	3.205%	3/25/25	5,800	5,882
4,5	FHLMC Multifamily Structured Pass Through Certificates K047	2.827%	12/25/24	1,462	1,445
4,5	FHLMC Multifamily Structured Pass Through Certificates K047	3.329%	5/25/25	4,450	4,537
4,5	FHLMC Multifamily Structured Pass Through Certificates K048	3.284%	6/25/25	6,650	6,733
4,5	FHLMC Multifamily Structured Pass Through Certificates K049	3.010%	7/25/25	3,850	3,842
4,5	FHLMC Multifamily Structured Pass Through Certificates K050	3.334%	8/25/25	6,375	6,467
4,5	FHLMC Multifamily Structured Pass Through Certificates K052	3.151%	11/25/25	4,150	4,162
4,5	FHLMC Multifamily Structured Pass Through Certificates K053	2.995%	12/25/25	2,450	2,437
4,5	FHLMC Multifamily Structured Pass Through Certificates K054	2.745%	1/25/26	6,350	6,216

Total Bond Market II Index Fund

		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
4,5	FHLMC Multifamily Structured Pass Through Certificates K055	2.673%	3/25/26	7,500	7,302
4,5	FHLMC Multifamily Structured Pass Through Certificates K056	2.525%	5/25/26	5,325	5,120
4,5	FHLMC Multifamily Structured Pass Through Certificates K057	2.570%	7/25/26	9,375	9,024
4,5	FHLMC Multifamily Structured Pass Through Certificates K058	2.653%	8/25/26	5,800	5,610
4,5	FHLMC Multifamily Structured Pass Through Certificates K059	3.120%	9/25/26	5,000	4,989
4,5	FHLMC Multifamily Structured Pass Through Certificates K060	3.300%	10/25/26	8,000	8,035
4,5	FHLMC Multifamily Structured Pass Through Certificates K061	3.347%	11/25/26	17,600	17,793
4,5	FHLMC Multifamily Structured Pass Through Certificates K062	3.413%	12/25/26	18,250	18,533
4,5	FHLMC Multifamily Structured Pass Through Certificates K063	3.430%	1/25/27	16,200	16,470
4,5	FHLMC Multifamily Structured Pass Through Certificates K064	3.224%	3/25/27	15,380	15,403
4,5	FHLMC Multifamily Structured Pass Through Certificates K065	3.243%	4/25/27	17,557	17,527
4,5	FHLMC Multifamily Structured Pass Through Certificates K066	3.117%	6/25/27	5,840	5,797
4,5	FHLMC Multifamily Structured Pass Through Certificates K068	3.244%	8/25/27	7,823	7,799
4,5	FHLMC Multifamily Structured Pass Through Certificates K069	3.187%	9/25/27	8,875	8,833
4,5	FHLMC Multifamily Structured Pass Through Certificates K070	3.303%	11/25/27	2,875	2,886
4,5	FHLMC Multifamily Structured Pass Through Certificates K071	3.286%	11/25/27	3,950	3,957
4,5	FHLMC Multifamily Structured Pass Through Certificates K072	3.444%	12/25/27	4,525	4,584
4,5	FHLMC Multifamily Structured Pass Through Certificates K075	3.650%	2/25/28	6,975	7,166
4,5	FHLMC Multifamily Structured Pass Through Certificates K076	3.900%	6/25/51	16,500	17,291
4,5	FHLMC Multifamily Structured Pass Through Certificates K081	3.900%	8/25/28	11,750	12,296
4,5	FHLMC Multifamily Structured Pass Through Certificates K082	3.920%	9/25/28	13,500	14,072
4,5	FHLMC Multifamily Structured Pass Through Certificates K084	3.780%	10/25/28	7,775	8,032
4,5	FHLMC Multifamily Structured Pass Through Certificates K152	3.080%	1/25/31	3,500	3,366
4,5	FHLMC Multifamily Structured Pass Through Certificates K153	3.294%	3/25/29	14,500	14,455
4,5	FHLMC Multifamily Structured Pass Through Certificates K153	3.117%	10/25/31	8,100	7,802
4,5	FHLMC Multifamily Structured Pass Through Certificates K155	3.750%	11/25/32	4,100	4,250
4,5	FHLMC Multifamily Structured Pass Through Certificates K155	3.750%	4/25/33	8,900	9,129

Total Bond Market II Index Fund

		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
4,5	FHLMC Multifamily Structured Pass Through Certificates K157	3.990%	5/25/33	2,925	3,066
4,5	FHLMC Multifamily Structured Pass Through Certificates K157	3.990%	8/25/33	3,775	3,967
4,5	FHLMC Multifamily Structured Pass Through Certificates K503	2.456%	8/25/19	7,436	7,414
4,5	FHLMC Multifamily Structured Pass Through Certificates K504	2.566%	9/25/20	3,478	3,461
4,5	FHLMC Multifamily Structured Pass Through Certificates K710	1.883%	5/25/19	1,105	1,101
4,5	FHLMC Multifamily Structured Pass Through Certificates K711	1.730%	7/25/19	13,209	13,133
4,5	FHLMC Multifamily Structured Pass Through Certificates K712	1.869%	11/25/19	6,004	5,959
4,5	FHLMC Multifamily Structured Pass Through Certificates K713	2.313%	3/25/20	18,066	17,937
4,5	FHLMC Multifamily Structured Pass Through Certificates K714	3.034%	10/25/20	12,955	12,985
4,5	FHLMC Multifamily Structured Pass Through Certificates K716	2.413%	1/25/21	1,125	1,109
4,5	FHLMC Multifamily Structured Pass Through Certificates K716	3.130%	6/25/21	12,830	12,902
4,5	FHLMC Multifamily Structured Pass Through Certificates K717	2.991%	9/25/21	12,975	13,023
4,5	FHLMC Multifamily Structured Pass Through Certificates K718	2.375%	9/25/21	5,876	5,786
4,5	FHLMC Multifamily Structured Pass Through Certificates K718	2.791%	1/25/22	6,800	6,793
4,5	FHLMC Multifamily Structured Pass Through Certificates K722	2.183%	5/25/22	2,172	2,128
4,5	FHLMC Multifamily Structured Pass Through Certificates K731	3.600%	2/25/25	10,225	10,569
4,5	FHLMC Multifamily Structured Pass Through Certificates KW01	2.853%	1/25/26	7,000	6,849
4,5	FHLMC Multifamily Structures Pass Through Certificates K073	3.350%	1/25/28	8,000	8,040
4,5	FHLMC Multifamily Structures Pass Through Certificates K074	3.600%	1/25/28	10,275	10,524
4,5	FHLMC Multifamily Structures Pass Through Certificates K077	3.850%	5/25/28	22,000	22,955
4,5	FHLMC Multifamily Structures Pass Through Certificates K078	3.854%	6/25/28	5,200	5,428
4,5	FHLMC Multifamily Structures Pass Through Certificates K079	3.926%	6/25/28	31,350	32,912
4,5	FHLMC Multifamily Structures Pass Through Certificates K080	3.736%	4/25/28	2,984	3,107
4,5	FHLMC Multifamily Structures Pass Through Certificates K080	3.926%	7/25/28	12,000	12,541
4,5	FHLMC Multifamily Structures Pass Through Certificates K1504	3.424%	4/25/32	1,500	1,490
4,5	FHLMC Multifamily Structures Pass Through Certificates K1504	3.459%	11/25/32	2,175	2,135
4,5	FHLMC Multifamily Structures Pass Through Certificates K715	2.856%	1/25/21	4,225	4,223

Total Bond Market II Index Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
4,5	FHLMC Multifamily Structures Pass Through Certificates K720	2.716%	6/25/22	4,550	4,536
4,5	FHLMC Multifamily Structures Pass Through Certificates K723	2.454%	8/25/23	4,650	4,580
4,5	FHLMC Multifamily Structures Pass Through Certificates K724	3.062%	11/25/23	9,200	9,293
4,5	FHLMC Multifamily Structures Pass Through Certificates K725	3.002%	1/25/24	16,100	16,203
4,5	FHLMC Multifamily Structures Pass Through Certificates K725	2.946%	7/25/24	14,700	14,756
4,5	FHLMC Multifamily Structures Pass Through Certificates K726	2.905%	4/25/24	7,800	7,786
4,5	FHLMC Multifamily Structures Pass Through Certificates K728	3.064%	8/25/24	11,850	11,953
4,5	FHLMC Multifamily Structures Pass Through Certificates K730	3.452%	9/24/24	1,082	1,102
4,5	FHLMC Multifamily Structures Pass Through Certificates K730	3.590%	1/25/25	12,100	12,531
4,5	FHLMC Multifamily Structures Pass Through Certificates K732	3.700%	5/25/25	10,450	10,889
4,5	FHLMC Multifamily Structures Pass Through Certificates KC02	3.370%	7/25/25	8,300	8,312
5	FHMS_K085	4.060%	10/25/28	6,575	6,937
5	Fifth Third Auto Trust 2015-1	1.420%	3/16/20	37	37
5	Ford Credit Auto Lease Trust 2018-A	2.930%	6/15/21	5,725	5,726
5	Ford Credit Auto Lease Trust 2018-A	3.050%	8/15/21	625	626
5	Ford Credit Auto Lease Trust 2018-B	3.190%	12/15/21	9,950	10,003
5	Ford Credit Auto Lease Trust 2018-B	3.300%	2/15/22	2,325	2,341
5	Ford Credit Auto Owner Trust 2015-A	1.640%	6/15/20	134	134
5	Ford Credit Auto Owner Trust 2015-B	1.580%	8/15/20	447	445
5	Ford Credit Auto Owner Trust 2015-C	1.740%	2/15/21	720	718
5	Ford Credit Auto Owner Trust 2017-A	1.670%	6/15/21	4,112	4,081
5	Ford Credit Auto Owner Trust 2017-A	1.920%	4/15/22	2,675	2,638
5	Ford Credit Auto Owner Trust 2017-B	1.690%	11/15/21	5,805	5,734
5	Ford Credit Auto Owner Trust 2017-B	1.870%	9/15/22	756	740
5	Ford Credit Auto Owner Trust 2017-C	2.010%	3/15/22	16,075	15,873
5	Ford Credit Floorplan Master Owner Trust A Series 2016-1	1.760%	2/15/21	7,125	7,114
5	Ford Credit Floorplan Master Owner Trust A Series 2017-1	2.070%	5/15/22	6,450	6,363
5	Ford Credit Floorplan Master Owner Trust A Series 2017-2	2.160%	9/15/22	4,170	4,106
5	Ford Credit Floorplan Master Owner Trust A Series 2017-3	2.480%	9/15/24	4,310	4,220
5	Ford Credit Floorplan Master Owner Trust A Series 2018-1	2.950%	5/15/23	10,200	10,172
5	Ford Credit Floorplan Master Owner Trust A Series 2018-2	3.170%	3/15/25	9,275	9,342
5	GM Financial Automobile Leasing Trust 2016-3	1.610%	12/20/19	568	568
5	GM Financial Automobile Leasing Trust 2018-1	2.610%	1/20/21	5,700	5,673
5	GM Financial Automobile Leasing Trust 2018-1	2.680%	12/20/21	1,250	1,243
5	GM Financial Automobile Leasing Trust 2018-2	3.060%	6/21/21	2,100	2,098
5	GM Financial Automobile Leasing Trust 2018-2	3.160%	4/20/22	850	851
5	GM Financial Consumer Automobile 2018-2	2.810%	12/16/22	4,900	4,877

Total Bond Market II Index Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
5	GM Financial Consumer Automobile 2018-2	3.020%	12/18/23	4,075	4,090
5	GS Mortgage Securities Corporation II 2013-GC10	2.943%	2/10/46	3,744	3,696
5	GS Mortgage Securities Trust 2011-GC5	3.707%	8/10/44	1,500	1,520
5	GS Mortgage Securities Trust 2012-GC6	3.482%	1/10/45	6,326	6,389
5	GS Mortgage Securities Trust 2012-GCJ7	3.377%	5/10/45	3,506	3,525
5	GS Mortgage Securities Trust 2012-GCJ9	2.773%	11/10/45	2,949	2,907
5	GS Mortgage Securities Trust 2013-GC10	3.279%	2/10/46	1,310	1,308
5	GS Mortgage Securities Trust 2013-GCJ12	3.135%	6/10/46	2,255	2,254
5	GS Mortgage Securities Trust 2013-GCJ12	3.375%	6/10/46	966	956
5	GS Mortgage Securities Trust 2013-GCJ14	3.817%	8/10/46	1,251	1,270
5	GS Mortgage Securities Trust 2013-GCJ16	3.813%	11/10/46	700	711
5	GS Mortgage Securities Trust 2013-GCJ16	4.271%	11/10/46	1,150	1,196
5	GS Mortgage Securities Trust 2014-GC18	4.074%	1/10/47	11,250	11,598
5	GS Mortgage Securities Trust 2014-GC18	4.383%	1/10/47	2,750	2,837
5	GS Mortgage Securities Trust 2014-GC22	3.467%	6/10/47	1,550	1,562
5	GS Mortgage Securities Trust 2014-GC22	3.516%	6/10/47	335	338
5	GS Mortgage Securities Trust 2014-GC22	3.862%	6/10/47	1,350	1,378
5	GS Mortgage Securities Trust 2014-GC24	3.931%	9/10/47	6,282	6,431
5	GS Mortgage Securities Trust 2014-GC24	4.508%	9/10/47	1,175	1,200
5	GS Mortgage Securities Trust 2014-GC26	2.902%	11/10/47	1,090	1,089
5	GS Mortgage Securities Trust 2014-GC26	3.365%	11/10/47	2,275	2,289
5	GS Mortgage Securities Trust 2014-GC26	3.629%	11/10/47	7,475	7,542
5	GS Mortgage Securities Trust 2014-GC26	3.964%	11/10/47	1,325	1,328
5	GS Mortgage Securities Trust 2014-GC26	4.215%	11/10/47	1,125	1,132
5	GS Mortgage Securities Trust 2015-GC28	3.396%	2/10/48	4,150	4,122
5	GS Mortgage Securities Trust 2015-GC30	2.726%	5/10/50	2,575	2,556
5	GS Mortgage Securities Trust 2015-GC30	3.382%	5/10/50	3,700	3,668
5	GS Mortgage Securities Trust 2015-GC32	3.513%	7/10/48	3,675	3,716
5	GS Mortgage Securities Trust 2015-GC32	3.764%	7/10/48	1,425	1,444
5	GS Mortgage Securities Trust 2015-GC34	3.278%	10/10/48	3,575	3,591
5	GS Mortgage Securities Trust 2015-GC34	3.506%	10/10/48	3,400	3,386
5	GS Mortgage Securities Trust 2016-GS2	3.050%	5/10/49	2,700	2,607
5	GS Mortgage Securities Trust 2016-GS3	2.850%	10/10/49	7,125	6,757
5	GS Mortgage Securities Trust 2016-GS4	3.442%	11/10/49	2,450	2,416
5	GS Mortgage Securities Trust 2016-GS4	3.645%	11/10/49	1,825	1,796
5	GS Mortgage Securities Trust 2017-GS5	3.674%	3/10/50	5,750	5,737
5	GS Mortgage Securities Trust 2017-GS5	3.826%	3/10/50	2,300	2,271
5	GS Mortgage Securities Trust 2017-GS6	3.433%	5/10/50	5,300	5,195
5	GS Mortgage Securities Trust 2017-GS7	3.430%	8/10/50	13,872	13,534
5	GS Mortgage Securities Trust 2017-GS7	3.663%	8/10/50	3,700	3,663
5	Honda Auto Receivables 2015-4 Owner Trust	1.230%	9/23/19	96	96
5	Honda Auto Receivables 2015-4 Owner Trust	1.440%	1/21/22	900	898
5	Honda Auto Receivables 2017-2 Owner Trust	1.680%	8/16/21	7,138	7,061
5	Honda Auto Receivables 2017-2 Owner Trust	1.870%	9/15/23	1,586	1,558
5	Honda Auto Receivables 2017-4 Owner Trust	2.050%	11/22/21	4,325	4,279
5	Honda Auto Receivables 2018-1 Owner Trust	2.640%	2/15/22	10,250	10,186
5	Honda Auto Receivables 2018-1 Owner Trust	2.830%	5/15/24	2,700	2,701
5	Honda Auto Receivables 2018-2 Owner Trust	3.010%	5/18/22	2,875	2,877
5	Honda Auto Receivables 2018-2 Owner Trust	3.160%	8/19/24	2,050	2,065
5	Hyundai Auto Receivables Trust 2015-C	1.460%	2/18/20	32	32
5	Hyundai Auto Receivables Trust 2015-C	1.780%	11/15/21	850	846
5	Hyundai Auto Receivables Trust 2016-A	1.560%	9/15/20	477	475
5	Hyundai Auto Receivables Trust 2016-B	1.290%	4/15/21	2,362	2,341

Total Bond Market II Index Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
5	Hyundai Auto Receivables Trust 2016-B	1.450%	11/15/22	2,250	2,196
5	Hyundai Auto Receivables Trust 2018-A	2.790%	7/15/22	2,650	2,649
5	Hyundai Auto Receivables Trust 2018-A	2.940%	6/17/24	3,250	3,256
5	JP Morgan Chase Commercial Mortgage Securities Trust 2012-C6	3.507%	5/15/45	4,119	4,144
5	JP Morgan Chase Commercial Mortgage Securities Trust 2012-C8	2.829%	10/15/45	10,008	9,848
5	JP Morgan Chase Commercial Mortgage Securities Trust 2012-CIBX	3.483%	6/15/45	3,816	3,829
5	JP Morgan Chase Commercial Mortgage Securities Trust 2012-LC9	2.840%	12/15/47	2,250	2,211
5	JP Morgan Chase Commercial Mortgage Securities Trust 2013-C10	3.143%	12/15/47	2,389	2,375
5	JP Morgan Chase Commercial Mortgage Securities Trust 2013-C10	3.372%	12/15/47	1,042	1,031
5	JP Morgan Chase Commercial Mortgage Securities Trust 2013-C16	3.674%	12/15/46	1,170	1,179
5	JP Morgan Chase Commercial Mortgage Securities Trust 2013-C16	3.881%	12/15/46	1,500	1,543
5	JP Morgan Chase Commercial Mortgage Securities Trust 2013-C16	4.166%	12/15/46	4,900	5,062
5	JP Morgan Chase Commercial Mortgage Securities Trust 2013-C16	4.517%	12/15/46	1,250	1,292
5	JP Morgan Chase Commercial Mortgage Securities Trust 2013-C16	4.963%	12/15/46	1,250	1,298
5	JP Morgan Chase Commercial Mortgage Securities Trust 2013-LC11	2.960%	4/15/46	6,766	6,673
5	JP Morgan Chase Commercial Mortgage Securities Trust 2014-C20	2.872%	7/15/47	1,511	1,509
5	JP Morgan Chase Commercial Mortgage Securities Trust 2014-C20	3.805%	7/15/47	575	585
5	JP Morgan Chase Commercial Mortgage Securities Trust 2015-JP1	3.914%	1/15/49	2,825	2,886
5	JP Morgan Chase Commercial Mortgage Securities Trust 2016-JP3	2.870%	8/15/49	8,900	8,468
5	JP Morgan Chase Commercial Mortgage Securities Trust 2016-JP4	3.648%	12/15/49	3,700	3,702
5	JP Morgan Chase Commercial Mortgage Securities Trust 2016-JP4	3.870%	12/15/49	2,950	2,917
5	JP Morgan Chase Commercial Mortgage Securities Trust 2017-JP6	3.050%	7/15/50	3,600	3,577
5	JP Morgan Chase Commercial Mortgage Securities Trust 2017-JP6	3.490%	7/15/50	2,000	1,977
5	JP Morgan Chase Commercial Mortgage Securities Trust 2017-JP6	3.744%	7/15/50	2,800	2,740
5	JPMBB Commercial Mortgage Securities Trust 2013-C12	3.664%	7/15/45	1,982	2,009
5	JPMBB Commercial Mortgage Securities Trust 2013-C12	4.035%	7/15/45	655	664
5	JPMBB Commercial Mortgage Securities Trust 2013-C14	3.761%	8/15/46	907	916
5	JPMBB Commercial Mortgage Securities Trust 2013-C14	4.133%	8/15/46	2,640	2,726

Total Bond Market II Index Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
5	JPMBB Commercial Mortgage Securities Trust 2013-C14	4.409%	8/15/46	740	760
5	JPMBB Commercial Mortgage Securities Trust 2013-C15	3.659%	11/15/45	472	476
5	JPMBB Commercial Mortgage Securities Trust 2013-C15	4.131%	11/15/45	3,920	4,049
5	JPMBB Commercial Mortgage Securities Trust 2013-C15	4.420%	11/15/45	2,010	2,067
5	JPMBB Commercial Mortgage Securities Trust 2013-C17	3.705%	1/15/47	1,128	1,140
5	JPMBB Commercial Mortgage Securities Trust 2013-C17	4.199%	1/15/47	4,320	4,474
5	JPMBB Commercial Mortgage Securities Trust 2013-C17	4.458%	1/15/47	775	799
5	JPMBB Commercial Mortgage Securities Trust 2013-C17	4.891%	1/15/47	1,163	1,202
5	JPMBB Commercial Mortgage Securities Trust 2014-C18	4.079%	2/15/47	4,338	4,471
5	JPMBB Commercial Mortgage Securities Trust 2014-C18	4.439%	2/15/47	771	791
5	JPMBB Commercial Mortgage Securities Trust 2014-C18	4.811%	2/15/47	935	960
5	JPMBB Commercial Mortgage Securities Trust 2014-C19	3.046%	4/15/47	1,627	1,626
5	JPMBB Commercial Mortgage Securities Trust 2014-C19	3.669%	4/15/47	1,900	1,913
5	JPMBB Commercial Mortgage Securities Trust 2014-C19	3.997%	4/15/47	1,900	1,951
5	JPMBB Commercial Mortgage Securities Trust 2014-C19	4.243%	4/15/47	1,525	1,552
5	JPMBB Commercial Mortgage Securities Trust 2014-C21	3.428%	8/15/47	979	982
5	JPMBB Commercial Mortgage Securities Trust 2014-C21	3.775%	8/15/47	950	963
5	JPMBB Commercial Mortgage Securities Trust 2014-C21	3.997%	8/15/47	575	577
5	JPMBB Commercial Mortgage Securities Trust 2014-C22	3.801%	9/15/47	5,850	5,943
5	JPMBB Commercial Mortgage Securities Trust 2014-C22	4.110%	9/15/47	1,550	1,564
5	JPMBB Commercial Mortgage Securities Trust 2014-C23	3.934%	9/15/47	2,919	2,986
5	JPMBB Commercial Mortgage Securities Trust 2014-C23	4.202%	9/15/47	1,722	1,746
5	JPMBB Commercial Mortgage Securities Trust 2014-C24	2.940%	11/15/47	1,525	1,520
5	JPMBB Commercial Mortgage Securities Trust 2014-C24	3.639%	11/15/47	1,525	1,537
5	JPMBB Commercial Mortgage Securities Trust 2014-C24	3.914%	11/15/47	2,750	2,746
5	JPMBB Commercial Mortgage Securities Trust 2014-C25	3.672%	11/15/47	6,825	6,884
5	JPMBB Commercial Mortgage Securities Trust 2014-C25	4.065%	11/15/47	1,900	1,912

Total Bond Market II Index Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
5	JPMBB Commercial Mortgage Securities Trust 2014-C26	3.019%	1/15/48	3,512	3,501
5	JPMBB Commercial Mortgage Securities Trust 2014-C26	3.494%	1/15/48	10,160	10,164
5	JPMBB Commercial Mortgage Securities Trust 2014-C26	3.800%	1/15/48	1,875	1,861
5	JPMBB Commercial Mortgage Securities Trust 2014-C26	3.951%	1/15/48	1,875	1,844
5	JPMBB Commercial Mortgage Securities Trust 2015-C27	2.734%	2/15/48	3,000	2,980
5	JPMBB Commercial Mortgage Securities Trust 2015-C27	3.017%	2/15/48	3,763	3,721
5	JPMBB Commercial Mortgage Securities Trust 2015-C28	2.773%	10/15/48	3,252	3,229
5	JPMBB Commercial Mortgage Securities Trust 2015-C28	3.042%	10/15/48	1,400	1,385
5	JPMBB Commercial Mortgage Securities Trust 2015-C28	3.532%	10/15/48	1,125	1,096
5	JPMBB Commercial Mortgage Securities Trust 2015-C29	2.921%	5/15/48	2,608	2,594
5	JPMBB Commercial Mortgage Securities Trust 2015-C29	3.304%	5/15/48	2,903	2,903
5	JPMBB Commercial Mortgage Securities Trust 2015-C29	3.611%	5/15/48	2,900	2,915
5	JPMBB Commercial Mortgage Securities Trust 2015-C30	3.559%	7/15/48	3,675	3,700
5	JPMBB Commercial Mortgage Securities Trust 2015-C30	3.822%	7/15/48	3,600	3,659
5	JPMBB Commercial Mortgage Securities Trust 2015-C30	4.226%	7/15/48	1,850	1,871
5	JPMBB Commercial Mortgage Securities Trust 2015-C31	3.540%	8/15/48	1,709	1,720
5	JPMBB Commercial Mortgage Securities Trust 2015-C31	3.801%	8/15/48	1,841	1,871
5	JPMBB Commercial Mortgage Securities Trust 2015-C32	3.358%	11/15/48	4,625	4,624
5	JPMBB Commercial Mortgage Securities Trust 2015-C32	3.598%	11/15/48	3,575	3,587
5	JPMBB Commercial Mortgage Securities Trust 2015-C33	3.770%	12/15/48	2,610	2,644
5	JPMBB Commercial Mortgage Securities Trust 2016-C1	3.316%	3/15/49	2,925	2,923
5	JPMCC Commercial Mortgage Securities Trust 2017-JP5	3.723%	3/15/50	10,725	10,783
5	JPMCC Commercial Mortgage Securities Trust 2017-JP5	3.876%	3/15/50	2,300	2,273
5	JPMDB Commercial Mortgage Securities Trust 2016-C2	3.144%	6/15/49	2,725	2,653
5	JPMDB Commercial Mortgage Securities Trust 2016-C2	3.484%	6/15/49	1,250	1,208
5	JPMDB Commercial Mortgage Securities Trust 2017-C5	3.694%	3/15/50	13,000	13,053
5	JPMDB Commercial Mortgage Securities Trust 2017-C5	3.858%	3/15/50	3,975	3,924

Total Bond Market II Index Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
5	JPMDB Commercial Mortgage Securities Trust 2017-C7	3.409%	10/15/50	2,825	2,773
5	JPMDB Commercial Mortgage Securities Trust 2017-C7	3.713%	10/15/50	1,775	1,730
5	JPMDB Commercial Mortgage Securities Trust 2018-C8	4.211%	6/15/51	10,300	10,656
5	JPMDB Commercial Mortgage Securities Trust 2018-C8	4.421%	6/15/51	1,250	1,278
5	Mercedes-Benz Auto Lease Trust 2017-A	1.790%	4/15/20	10,700	10,663
5	Mercedes-Benz Auto Lease Trust 2017-A	2.010%	1/17/23	4,300	4,269
5	Mercedes-Benz Auto Lease Trust 2018-A	2.410%	2/16/21	3,550	3,534
5	Mercedes-Benz Auto Lease Trust 2018-A	2.510%	10/16/23	600	596
5	Mercedes-Benz Auto Receivables Trust 2015-1	1.750%	12/15/21	654	651
5	Morgan Stanley Bank of America Merrill Lynch Trust 2012-C5	3.176%	8/15/45	2,890	2,878
5	Morgan Stanley Bank of America Merrill Lynch Trust 2012-C6	2.858%	11/15/45	3,557	3,507
5	Morgan Stanley Bank of America Merrill Lynch Trust 2013-C11	4.137%	8/15/46	990	1,029
5	Morgan Stanley Bank of America Merrill Lynch Trust 2013-C11	4.337%	8/15/46	490	509
5	Morgan Stanley Bank of America Merrill Lynch Trust 2013-C12	3.824%	10/15/46	725	737
5	Morgan Stanley Bank of America Merrill Lynch Trust 2013-C12	4.259%	10/15/46	3,360	3,491
5	Morgan Stanley Bank of America Merrill Lynch Trust 2013-C13	2.936%	11/15/46	111	110
5	Morgan Stanley Bank of America Merrill Lynch Trust 2013-C13	4.039%	11/15/46	2,200	2,266
5	Morgan Stanley Bank of America Merrill Lynch Trust 2013-C13	4.757%	11/15/46	1,100	1,134
5	Morgan Stanley Bank of America Merrill Lynch Trust 2013-C7	2.918%	2/15/46	1,707	1,684
5	Morgan Stanley Bank of America Merrill Lynch Trust 2013-C7	3.214%	2/15/46	341	335
5	Morgan Stanley Bank of America Merrill Lynch Trust 2013-C8	3.134%	12/15/48	2,100	2,088
5	Morgan Stanley Bank of America Merrill Lynch Trust 2013-C8	3.376%	12/15/48	1,000	990
5	Morgan Stanley Bank of America Merrill Lynch Trust 2013-C9	3.102%	5/15/46	1,275	1,264
5	Morgan Stanley Bank of America Merrill Lynch Trust 2013-C9	3.456%	5/15/46	1,125	1,119
5	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C14	2.916%	2/15/47	496	495
5	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C14	3.669%	2/15/47	3,201	3,223
5	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C14	4.064%	2/15/47	3,050	3,143
5	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C14	4.674%	2/15/47	1,150	1,191
5	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C16	2.849%	6/15/47	540	539

Total Bond Market II Index Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
5	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C16	3.477%	6/15/47	775	779
5	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C16	3.892%	6/15/47	2,875	2,939
5	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C16	4.321%	6/15/47	1,150	1,164
5	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C18	3.194%	10/15/47	3,300	3,299
5	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C18	3.923%	10/15/47	1,000	1,023
5	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C18	4.435%	10/15/47	1,150	1,168
5	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C19	3.101%	12/15/47	3,775	3,776
5	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C19	3.326%	12/15/47	2,000	2,009
5	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C19	3.526%	12/15/47	3,275	3,282
5	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C20	3.069%	2/15/48	1,875	1,867
5	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C20	3.249%	2/15/48	6,650	6,555
5	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C21	3.338%	3/15/48	1,500	1,485
5	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C22	3.040%	4/15/48	3,750	3,736
5	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C22	3.306%	4/15/48	2,950	2,914
5	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C22	3.883%	4/15/48	1,875	1,857
5	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C23	2.982%	7/15/50	1,800	1,794
5	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C23	3.398%	7/15/50	1,050	1,054
5	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C23	3.719%	7/15/50	3,650	3,690
5	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C25	3.383%	10/15/48	3,850	3,869
5	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C25	3.635%	10/15/48	1,975	1,986
5	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C26	3.323%	10/15/48	2,325	2,341
5	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C26	3.531%	10/15/48	2,625	2,622
5	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C27	3.557%	12/15/47	1,800	1,814
5	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C27	3.753%	12/15/47	2,175	2,201
5	Morgan Stanley Bank of America Merrill Lynch Trust 2016-C28	3.288%	1/15/49	2,425	2,431
5	Morgan Stanley Bank of America Merrill Lynch Trust 2016-C28	3.544%	1/15/49	7,000	6,989
5	Morgan Stanley Bank of America Merrill Lynch Trust 2016-C29	3.140%	5/15/49	1,500	1,483

Total Bond Market II Index Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
5	Morgan Stanley Bank of America Merrill Lynch Trust 2016-C29	3.325%	5/15/49	750	738
5	Morgan Stanley Bank of America Merrill Lynch Trust 2016-C30	2.860%	9/15/49	7,300	6,931
5	Morgan Stanley Bank of America Merrill Lynch Trust 2016-C31	3.102%	11/15/49	9,400	9,068
5	Morgan Stanley Bank of America Merrill Lynch Trust 2016-C32	3.720%	12/15/49	7,600	7,651
5	Morgan Stanley Bank of America Merrill Lynch Trust 2016-C32	3.994%	12/15/49	3,050	3,067
5	Morgan Stanley Bank of America Merrill Lynch Trust 2017-C33	3.599%	5/15/50	6,500	6,472
5	Morgan Stanley Bank of America Merrill Lynch Trust 2017-C33	3.852%	5/15/50	3,800	3,756
5	Morgan Stanley Bank of America Merrill Lynch Trust 2017-C34	3.276%	11/15/52	3,600	3,496
5	Morgan Stanley Bank of America Merrill Lynch Trust 2017-C34	3.536%	11/15/52	5,250	5,182
5	Morgan Stanley Capital I Trust 2012-C4	3.244%	3/15/45	6,000	6,027
5	Morgan Stanley Capital I Trust 2012-C4	3.773%	3/15/45	1,800	1,802
5	Morgan Stanley Capital I Trust 2015-UBS8	3.809%	12/15/48	2,525	2,563
5	Morgan Stanley Capital I Trust 2016-BNK2	3.049%	11/15/49	3,650	3,510
5	Morgan Stanley Capital I Trust 2016-BNK2	3.282%	11/15/49	2,951	2,845
5	Morgan Stanley Capital I Trust 2016-UB11	2.782%	8/15/49	7,300	6,898
5	Morgan Stanley Capital I Trust 2016-UB12	3.778%	12/15/49	3,000	2,972
5	Morgan Stanley Capital I Trust 2016-UBS12	3.596%	12/15/49	7,350	7,332
5	Morgan Stanley Capital I Trust 2017-H1	3.530%	6/15/50	5,800	5,741
5	Morgan Stanley Capital I Trust 2018-H4	4.310%	12/15/51	10,000	10,429
10	National Australia Bank Ltd.	2.250%	3/16/21	12,000	11,835
5	Nissan Auto Lease Trust 2016-B	1.610%	1/18/22	2,853	2,851
5	Nissan Auto Lease Trust 2017-B	2.050%	9/15/20	2,800	2,781
5	Nissan Auto Lease Trust 2017-B	2.170%	12/15/21	750	744
5	Nissan Auto Receivables 2015-B Owner Trust	1.340%	3/16/20	158	158
5	Nissan Auto Receivables 2015-B Owner Trust	1.790%	1/17/22	1,075	1,067
5	Nissan Auto Receivables 2015-C Owner Trust	1.370%	5/15/20	213	213
5	Nissan Auto Receivables 2015-C Owner Trust	1.670%	2/15/22	1,750	1,736
5	Nissan Auto Receivables 2016-B Owner Trust	1.540%	10/17/22	2,500	2,459
5	Nissan Auto Receivables 2016-C Owner Trust	1.180%	1/15/21	1,905	1,890
5	Nissan Auto Receivables 2016-C Owner Trust	1.380%	1/17/23	2,650	2,593
5	Nissan Auto Receivables 2017-B Owner Trust	1.750%	10/15/21	5,034	4,975
5	Nissan Auto Receivables 2017-B Owner Trust	1.950%	10/16/23	2,848	2,800
5	Nissan Auto Receivables 2018-A Owner Trust	2.650%	5/16/22	5,325	5,301
5	Nissan Auto Receivables 2018-A Owner Trust	2.890%	6/17/24	4,025	4,041
5	Nissan Master Owner Trust Receivables Series 2016-A	1.540%	6/15/21	3,500	3,475
5	Public Service New Hampshire Funding LLC 2018-1	3.094%	2/1/26	1,875	1,886
5	Public Service New Hampshire Funding LLC 2018-1	3.506%	8/1/28	975	1,000
5	Public Service New Hampshire Funding LLC 2018-1	3.814%	2/1/35	2,200	2,267
	Royal Bank of Canada	2.100%	10/14/20	35,000	34,451
	Royal Bank of Canada	2.300%	3/22/21	5,000	4,924
5	Santander Drive Auto Receivables Trust 2017-3	1.870%	6/15/21	2,998	2,991

Total Bond Market II Index Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
5	Santander Drive Auto Receivables Trust 2018-1	2.320%	8/16/21	1,625	1,620
5	Santander Drive Auto Receivables Trust 2018-2	2.750%	9/15/21	2,425	2,418
5	Santander Drive Auto Receivables Trust 2018-2	3.030%	9/15/22	2,650	2,646
5	Santander Drive Auto Receivables Trust 2018-2	3.350%	7/17/23	2,425	2,426
5	Santander Drive Auto Receivables Trust 2018-3	3.030%	2/15/22	1,675	1,674
5	Santander Drive Auto Receivables Trust 2018-3	3.290%	10/17/22	1,450	1,449
5	Santander Drive Auto Receivables Trust 2018-3	3.510%	8/15/23	2,725	2,725
5	SG Commercial Mortgage Securities Trust 2016-C5	3.055%	10/10/48	6,000	5,793
5	Synchrony Card Issuance Trust 2018-A1	3.380%	9/15/24	12,425	12,527
5	Synchrony Credit Card Master Note Trust 2016-2	2.210%	5/15/24	15,125	14,828
5	Synchrony Credit Card Master Note Trust 2016-3	1.580%	9/15/22	5,350	5,296
5	Synchrony Credit Card Master Note Trust 2017-2	2.620%	10/15/25	6,675	6,550
5	Synchrony Credit Card Master Note Trust 2018-1	2.970%	3/15/24	12,225	12,198
5	Synchrony Credit Card Master Note Trust 2018-2	3.470%	5/15/26	12,300	12,427
5	Synchrony Credit Card Master Note Trust Series 2012-7	1.760%	9/15/22	5,644	5,595
5	TIAA Seasoned Commercial Mortgage Trust 2007-C4	5.481%	8/15/39	72	72
10	Toronto-Dominion Bank	2.250%	3/15/21	8,000	7,890
10	Toronto-Dominion Bank	2.500%	1/18/22	10,000	9,864
5	Toyota Auto Receivables 2015-B Owner Trust	1.740%	9/15/20	1,301	1,299
5	Toyota Auto Receivables 2015-C Owner Trust	1.690%	12/15/20	1,598	1,595
5	Toyota Auto Receivables 2016-B Owner Trust	1.300%	4/15/20	453	451
5	Toyota Auto Receivables 2016-B Owner Trust	1.520%	8/16/21	2,200	2,176
5	Toyota Auto Receivables 2016-C Owner Trust	1.140%	8/17/20	1,178	1,172
5	Toyota Auto Receivables 2016-C Owner Trust	1.320%	11/15/21	1,575	1,549
5	Toyota Auto Receivables 2017-B Owner Trust	1.760%	7/15/21	13,800	13,665
5	Toyota Auto Receivables 2017-D Owner Trust	1.930%	1/18/22	9,425	9,290
5	Toyota Auto Receivables 2018-A Owner Trust	2.350%	5/16/22	5,775	5,714
5	Toyota Auto Receivables 2018-A Owner Trust	2.520%	5/15/23	2,850	2,833
5	Toyota Auto Receivables 2018-B Owner Trust	2.960%	9/15/22	5,050	5,047
5	Toyota Auto Receivables 2018-B Owner Trust	3.110%	11/15/23	900	908
5	UBS Commercial Mortgage Trust 2017-C1	3.460%	6/15/50	7,800	7,633
5	UBS Commercial Mortgage Trust 2017-C1	3.724%	6/15/50	3,400	3,329
5	UBS Commercial Mortgage Trust 2017-C2	3.487%	8/15/50	5,850	5,732
5	UBS Commercial Mortgage Trust 2017-C2	3.740%	8/15/50	1,550	1,529
5	UBS Commercial Mortgage Trust 2017-C3	3.426%	8/15/50	6,975	6,801
5	UBS Commercial Mortgage Trust 2017-C3	3.739%	8/15/50	2,900	2,831
5	UBS Commercial Mortgage Trust 2017-C4	3.301%	10/15/50	4,700	4,571
5	UBS Commercial Mortgage Trust 2017-C4	3.563%	10/15/50	5,875	5,781
5	UBS Commercial Mortgage Trust 2017-C4	3.836%	10/15/50	2,594	2,537

Total Bond Market II Index Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
5	UBS Commercial Mortgage Trust 2017-C5	3.474%	11/15/50	3,950	3,859
5	UBS Commercial Mortgage Trust 2017-C7	3.679%	12/15/50	5,700	5,657
5	UBS Commercial Mortgage Trust 2017-C7	4.061%	12/15/50	3,000	3,010
5	UBS Commercial Mortgage Trust 2018-C11	4.241%	6/15/51	11,000	11,373
5	UBS Commercial Mortgage Trust 2018-C12	4.296%	8/15/51	10,215	10,608
5	UBS Commercial Mortgage Trust 2018-C12	4.587%	8/15/51	4,000	4,176
5	UBS Commercial Mortgage Trust 2018-C13	4.208%	10/15/51	2,700	2,819
5	UBS Commercial Mortgage Trust 2018-C13	4.334%	10/15/51	9,825	10,235
5	UBS Commercial Mortgage Trust 2018-C13	4.585%	10/15/51	1,750	1,826
5	UBS Commercial Mortgage Trust 2018-C14	4.448%	12/15/51	10,275	10,802
§,5	UBS Commercial Mortgage Trust 2018-C15	4.341%	12/15/51	9,400	9,682
5	UBS Commercial Mortgage Trust 2018-C8	3.720%	2/15/51	6,125	6,116
5	UBS Commercial Mortgage Trust 2018-C8	3.983%	2/15/51	12,225	12,403
5	UBS Commercial Mortgage Trust 2018-C8	4.215%	2/15/51	3,250	3,293
5	UBS-Barclays Commercial Mortgage Trust 2012-C4	2.850%	12/10/45	10,200	10,082
5	UBS-Barclays Commercial Mortgage Trust 2013-C5	3.185%	3/10/46	2,870	2,869
5	UBS-Barclays Commercial Mortgage Trust 2013-C6	3.244%	4/10/46	4,765	4,773
5	UBS-Barclays Commercial Mortgage Trust 2013-C6	3.469%	4/10/46	700	699
5	UBS-Barclays Commercial Mortgage Trust 2018-C10	4.313%	5/15/51	8,250	8,576
5	UBS-Barclays Commercial Mortgage Trust 2018-C9	4.117%	3/15/51	12,300	12,596
5	Volkswagen Auto Loan Enhanced Trust 2018-1	3.020%	11/21/22	2,300	2,300
5	Volkswagen Auto Loan Enhanced Trust 2018-1	3.150%	7/22/24	850	856
5	Wells Fargo Commercial Mortgage Trust 2012-LC5	2.918%	10/15/45	4,937	4,888
5	Wells Fargo Commercial Mortgage Trust 2014-LC16	2.819%	8/15/50	1,024	1,022
5	Wells Fargo Commercial Mortgage Trust 2014-LC16	3.477%	8/15/50	775	781
5	Wells Fargo Commercial Mortgage Trust 2014-LC16	3.817%	8/15/50	11,690	11,927
5	Wells Fargo Commercial Mortgage Trust 2014-LC16	4.020%	8/15/50	400	404
5	Wells Fargo Commercial Mortgage Trust 2014-LC18	2.954%	12/15/47	1,836	1,830
5	Wells Fargo Commercial Mortgage Trust 2014-LC18	3.244%	12/15/47	1,400	1,403
5	Wells Fargo Commercial Mortgage Trust 2014-LC18	3.271%	12/15/47	2,625	2,614
5	Wells Fargo Commercial Mortgage Trust 2014-LC18	3.405%	12/15/47	3,725	3,714
5	Wells Fargo Commercial Mortgage Trust 2014-LC18	3.808%	12/15/47	1,875	1,884
5	Wells Fargo Commercial Mortgage Trust 2015-C26	2.991%	2/15/48	3,750	3,716
5	Wells Fargo Commercial Mortgage Trust 2015-C26	3.166%	2/15/48	2,075	2,040
5	Wells Fargo Commercial Mortgage Trust 2015-C26	3.580%	2/15/48	1,500	1,464

Total Bond Market II Index Fund

		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
5	Wells Fargo Commercial Mortgage Trust 2015-C28	3.540%	5/15/48	5,425	5,423
5	Wells Fargo Commercial Mortgage Trust 2015-C28	3.872%	5/15/48	1,040	1,038
5	Wells Fargo Commercial Mortgage Trust 2015-C29	3.400%	6/15/48	3,650	3,663
5	Wells Fargo Commercial Mortgage Trust 2015-LC20	2.978%	4/15/50	1,029	1,019
5	Wells Fargo Commercial Mortgage Trust 2015-LC20	3.184%	4/15/50	4,335	4,266
5	Wells Fargo Commercial Mortgage Trust 2015-LC20	3.719%	4/15/50	1,900	1,839
5	Wells Fargo Commercial Mortgage Trust 2015-LC22	3.571%	9/15/58	1,425	1,445
5	Wells Fargo Commercial Mortgage Trust 2015-LC22	3.839%	9/15/58	2,000	2,041
5	Wells Fargo Commercial Mortgage Trust 2015-LC22	4.207%	9/15/58	1,775	1,804
5	Wells Fargo Commercial Mortgage Trust 2015-NXS1	2.632%	5/15/48	1,600	1,593
5	Wells Fargo Commercial Mortgage Trust 2015-NXS1	2.934%	5/15/48	2,720	2,697
5	Wells Fargo Commercial Mortgage Trust 2015-NXS1	3.148%	5/15/48	1,500	1,474
5	Wells Fargo Commercial Mortgage Trust 2015-P2	3.656%	12/15/48	2,875	2,920
5	Wells Fargo Commercial Mortgage Trust 2015-P2	3.809%	12/15/48	1,800	1,830
5	Wells Fargo Commercial Mortgage Trust 2015-SG1	3.789%	9/15/48	7,740	7,851
5	Wells Fargo Commercial Mortgage Trust 2016-BNK1	2.652%	8/15/49	4,875	4,575
5	Wells Fargo Commercial Mortgage Trust 2016-BNK1	2.814%	8/15/49	1,200	1,111
5	Wells Fargo Commercial Mortgage Trust 2016-C32	3.324%	1/15/59	1,929	1,930
5	Wells Fargo Commercial Mortgage Trust 2016-C32	3.560%	1/15/59	4,200	4,200
5	Wells Fargo Commercial Mortgage Trust 2016-C33	3.426%	3/15/59	1,450	1,438
5	Wells Fargo Commercial Mortgage Trust 2016-C34	3.096%	6/15/49	2,900	2,804
5	Wells Fargo Commercial Mortgage Trust 2016-C37	3.794%	12/15/49	2,900	2,928
5	Wells Fargo Commercial Mortgage Trust 2016-LC24	2.825%	10/15/49	3,275	3,201
5	Wells Fargo Commercial Mortgage Trust 2016-LC24	2.942%	10/15/49	5,654	5,404
5	Wells Fargo Commercial Mortgage Trust 2017-C38	3.453%	7/15/50	16,255	15,866
5	Wells Fargo Commercial Mortgage Trust 2017-C38	3.665%	7/15/50	4,606	4,485
5	Wells Fargo Commercial Mortgage Trust 2017-C39	3.418%	9/15/50	7,000	6,859

Total Bond Market II Index Fund

		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
5	Wells Fargo Commercial Mortgage Trust 2017-C39	3.702%	9/15/50	3,900	3,807
5	Wells Fargo Commercial Mortgage Trust 2017-C40	3.317%	10/15/50	3,925	3,834
5	Wells Fargo Commercial Mortgage Trust 2017-C40	3.581%	10/15/50	5,900	5,847
5	Wells Fargo Commercial Mortgage Trust 2017-C40	3.854%	10/15/50	1,575	1,556
5	Wells Fargo Commercial Mortgage Trust 2017-C41	3.472%	11/15/50	9,900	9,719
5	Wells Fargo Commercial Mortgage Trust 2017-RB1	3.635%	3/15/50	10,000	9,908
5	Wells Fargo Commercial Mortgage Trust 2017-RC1	3.631%	1/15/60	15,000	14,943
5	Wells Fargo Commercial Mortgage Trust 2018-C43	4.012%	3/15/51	12,275	12,547
5	Wells Fargo Commercial Mortgage Trust 2018-C43	4.152%	3/15/51	2,125	2,157
5	Wells Fargo Commercial Mortgage Trust 2018-C44	4.212%	5/15/51	8,200	8,446
5	Wells Fargo Commercial Mortgage Trust 2018-C45	4.184%	6/15/51	13,000	13,455
5	Wells Fargo Commercial Mortgage Trust 2018-C46	4.152%	8/15/51	10,600	10,945
5	Wells Fargo Commercial Mortgate Trust 2018-C47	4.442%	9/15/61	17,100	18,060
5	WFRBS Commercial Mortgage Trust 2012-C10	2.875%	12/15/45	8,500	8,385
5	WFRBS Commercial Mortgage Trust 2012-C6	3.440%	4/15/45	4,275	4,298
5	WFRBS Commercial Mortgage Trust 2012-C7	3.431%	6/15/45	3,511	3,535
5	WFRBS Commercial Mortgage Trust 2012-C7	4.090%	6/15/45	2,200	2,254
5	WFRBS Commercial Mortgage Trust 2012-C8	3.001%	8/15/45	1,600	1,589
5	WFRBS Commercial Mortgage Trust 2012-C9	2.870%	11/15/45	3,281	3,241
5	WFRBS Commercial Mortgage Trust 2013-C11	3.071%	3/15/45	2,414	2,399
5	WFRBS Commercial Mortgage Trust 2013-C12	3.198%	3/15/48	1,045	1,043
5	WFRBS Commercial Mortgage Trust 2013-C12	3.560%	3/15/48	495	500
5	WFRBS Commercial Mortgage Trust 2013-C13	3.001%	5/15/45	2,154	2,133
5	WFRBS Commercial Mortgage Trust 2013-C13	3.345%	5/15/45	421	415
5	WFRBS Commercial Mortgage Trust 2013-C14	3.337%	6/15/46	3,250	3,261
5	WFRBS Commercial Mortgage Trust 2013-C14	3.488%	6/15/46	1,725	1,710
5	WFRBS Commercial Mortgage Trust 2013-C15	3.720%	8/15/46	625	633

Total Bond Market II Index Fund

		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
5	WFRBS Commercial Mortgage Trust 2013-C15	4.153%	8/15/46	2,640	2,738
5	WFRBS Commercial Mortgage Trust 2013-C15	4.358%	8/15/46	660	675
5	WFRBS Commercial Mortgage Trust 2013-C16	3.963%	9/15/46	1,450	1,478
5	WFRBS Commercial Mortgage Trust 2013-C16	4.415%	9/15/46	1,520	1,594
5	WFRBS Commercial Mortgage Trust 2013-C16	4.668%	9/15/46	2,530	2,626
5	WFRBS Commercial Mortgage Trust 2013-C17	3.558%	12/15/46	713	720
5	WFRBS Commercial Mortgage Trust 2013-C17	4.023%	12/15/46	925	954
5	WFRBS Commercial Mortgage Trust 2013-C17	4.255%	12/15/46	725	740
5	WFRBS Commercial Mortgage Trust 2013-C17	4.788%	12/15/46	725	750
5	WFRBS Commercial Mortgage Trust 2013-C18	3.027%	12/15/46	21	21
5	WFRBS Commercial Mortgage Trust 2013-C18	3.651%	12/15/46	1,500	1,512
5	WFRBS Commercial Mortgage Trust 2013-C18	4.162%	12/15/46	7,268	7,544
5	WFRBS Commercial Mortgage Trust 2013-C18	4.387%	12/15/46	375	386
5	WFRBS Commercial Mortgage Trust 2013-C18	4.706%	12/15/46	563	588
5	WFRBS Commercial Mortgage Trust 2013-UBS1	2.927%	3/15/46	44	44
5	WFRBS Commercial Mortgage Trust 2013-UBS1	3.591%	3/15/46	1,100	1,104
5	WFRBS Commercial Mortgage Trust 2013-UBS1	4.079%	3/15/46	1,475	1,520
5	WFRBS Commercial Mortgage Trust 2013-UBS1	4.685%	3/15/46	375	391
5	WFRBS Commercial Mortgage Trust 2014-C19	3.618%	3/15/47	475	481
5	WFRBS Commercial Mortgage Trust 2014-C19	3.660%	3/15/47	650	655
5	WFRBS Commercial Mortgage Trust 2014-C19	4.101%	3/15/47	1,450	1,501
5	WFRBS Commercial Mortgage Trust 2014-C19	4.723%	3/15/47	475	483
5	WFRBS Commercial Mortgage Trust 2014-C20	3.036%	5/15/47	581	580
5	WFRBS Commercial Mortgage Trust 2014-C20	3.638%	5/15/47	775	785
5	WFRBS Commercial Mortgage Trust 2014-C20	3.723%	5/15/47	2,200	2,241
5	WFRBS Commercial Mortgage Trust 2014-C20	3.995%	5/15/47	1,150	1,183
5	WFRBS Commercial Mortgage Trust 2014-C20	4.176%	5/15/47	1,220	1,247

Total Bond Market II Index Fund

		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
5	WFRBS Commercial Mortgage Trust 2014-C21	3.678%	8/15/47	3,000	3,043
5	WFRBS Commercial Mortgage Trust 2014-C22	3.752%	9/15/57	6,275	6,383
5	WFRBS Commercial Mortgage Trust 2014-C22	4.371%	9/15/57	1,200	1,209
5	WFRBS Commercial Mortgage Trust 2014-C23	3.636%	10/15/57	2,054	2,085
5	WFRBS Commercial Mortgage Trust 2014-C23	3.917%	10/15/57	1,150	1,180
5	WFRBS Commercial Mortgage Trust 2014-C23	4.210%	10/15/57	800	820
5	WFRBS Commercial Mortgage Trust 2014-C24	3.428%	11/15/47	2,075	2,080
5	WFRBS Commercial Mortgage Trust 2014-C24	3.607%	11/15/47	2,075	2,093
5	WFRBS Commercial Mortgage Trust 2014-LC14	2.862%	3/15/47	113	113
5	WFRBS Commercial Mortgage Trust 2014-LC14	3.522%	3/15/47	1,840	1,858
5	WFRBS Commercial Mortgage Trust 2014-LC14	4.045%	3/15/47	4,415	4,558
5	WFRBS Commercial Mortgage Trust 2014-LC14	4.351%	3/15/47	1,840	1,894
5	World Financial Network Credit Card Master Note Trust Series 2017-C	2.310%	8/15/24	6,375	6,287
5	World Financial Network Credit Card Master Note Trust Series 2018-A	3.070%	12/16/24	8,050	8,020
5	World Omni Auto Receivables Trust 2015-B	1.490%	12/15/20	321	320
5	World Omni Auto Receivables Trust 2015-B	1.840%	1/17/22	1,775	1,765
5	World Omni Automobile Lease Securitization Trust 2016-A	1.610%	1/15/22	2,000	1,998
5	World Omni Automobile Lease Securitization Trust 2018-B	3.190%	12/15/21	5,770	5,792
5	World Omni Automobile Lease Securitization Trust 2018-B	3.300%	3/15/24	2,500	2,516
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $4,239,843)					4,191,444
Corporate Bonds (26.9%)
Finance (8.8%)
	Banking (6.3%)
	American Express Co.	2.200%	10/30/20	12,750	12,492
	American Express Co.	3.375%	5/17/21	8,000	7,990
	American Express Co.	3.700%	11/5/21	7,229	7,316
	American Express Co.	2.500%	8/1/22	8,000	7,715
	American Express Co.	2.650%	12/2/22	12,875	12,456
	American Express Co.	3.400%	2/27/23	25,000	24,833
	American Express Co.	3.700%	8/3/23	10,100	10,139
	American Express Co.	3.000%	10/30/24	23,000	22,086
	American Express Co.	3.625%	12/5/24	8,275	8,088
	American Express Co.	4.050%	12/3/42	1,065	1,012
	American Express Credit Corp.	2.200%	3/3/20	10,450	10,338
	American Express Credit Corp.	2.375%	5/26/20	2,280	2,252
	American Express Credit Corp.	2.600%	9/14/20	13,000	12,849

Total Bond Market II Index Fund

		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	American Express Credit Corp.	2.250%	5/5/21	19,220	18,765
	American Express Credit Corp.	2.700%	3/3/22	26,325	25,677
	American Express Credit Corp.	3.300%	5/3/27	9,975	9,679
	Associated Bank NA	3.500%	8/13/21	3,100	3,099
	Australia & New Zealand Banking Group Ltd.	2.125%	8/19/20	10,000	9,838
	Australia & New Zealand Banking Group Ltd.	2.250%	11/9/20	8,200	8,058
	Australia & New Zealand Banking Group Ltd.	2.700%	11/16/20	10,000	9,901
	Australia & New Zealand Banking Group Ltd.	2.300%	6/1/21	7,100	6,930
	Australia & New Zealand Banking Group Ltd.	2.550%	11/23/21	6,000	5,859
	Australia & New Zealand Banking Group Ltd.	2.625%	5/19/22	4,350	4,239
	Australia & New Zealand Banking Group Ltd.	2.625%	11/9/22	16,850	16,301
	Australia & New Zealand Banking Group Ltd.	3.700%	11/16/25	9,425	9,337
	Banco Bilbao Vizcaya Argentaria SA	3.000%	10/20/20	8,125	8,036
	Banco Santander SA	3.125%	2/23/23	10,000	9,476
	Banco Santander SA	3.848%	4/12/23	6,000	5,829
	Banco Santander SA	5.179%	11/19/25	14,700	14,584
	Banco Santander SA	4.250%	4/11/27	8,175	7,597
	Banco Santander SA	3.800%	2/23/28	10,000	8,887
	Banco Santander SA	4.379%	4/12/28	4,600	4,284
	Bank of America Corp.	2.250%	4/21/20	9,500	9,386
	Bank of America Corp.	5.625%	7/1/20	25	26
	Bank of America Corp.	2.625%	10/19/20	33,929	33,538
	Bank of America Corp.	2.151%	11/9/20	3,220	3,162
	Bank of America Corp.	2.625%	4/19/21	11,370	11,212
5	Bank of America Corp.	2.369%	7/21/21	29,850	29,333
5	Bank of America Corp.	2.328%	10/1/21	21,000	20,588
5	Bank of America Corp.	2.738%	1/23/22	12,800	12,581
5	Bank of America Corp.	3.499%	5/17/22	13,000	13,003
	Bank of America Corp.	2.503%	10/21/22	16,925	16,257
	Bank of America Corp.	3.300%	1/11/23	50,500	49,746
5	Bank of America Corp.	3.124%	1/20/23	4,130	4,056
5	Bank of America Corp.	2.881%	4/24/23	20,550	19,991
5	Bank of America Corp.	2.816%	7/21/23	32,750	31,696
	Bank of America Corp.	4.100%	7/24/23	19,253	19,530
	Bank of America Corp.	3.004%	12/20/23	77,813	75,607
	Bank of America Corp.	4.125%	1/22/24	16,650	16,871
5	Bank of America Corp.	3.550%	3/5/24	8,400	8,287
	Bank of America Corp.	4.000%	4/1/24	25,225	25,387
5	Bank of America Corp.	3.864%	7/23/24	2,000	2,002
	Bank of America Corp.	4.200%	8/26/24	38,614	38,282
	Bank of America Corp.	4.000%	1/22/25	46,950	45,918
	Bank of America Corp.	3.950%	4/21/25	12,750	12,363
5	Bank of America Corp.	3.093%	10/1/25	26,100	24,646
5	Bank of America Corp.	3.366%	1/23/26	18,450	17,621
	Bank of America Corp.	4.450%	3/3/26	31,026	30,673
	Bank of America Corp.	3.500%	4/19/26	15,000	14,439
	Bank of America Corp.	4.250%	10/22/26	15,725	15,289
	Bank of America Corp.	3.248%	10/21/27	14,700	13,620
5	Bank of America Corp.	3.824%	1/20/28	20,030	19,366
5	Bank of America Corp.	3.705%	4/24/28	16,750	16,051
5	Bank of America Corp.	3.593%	7/21/28	16,225	15,358
	Bank of America Corp.	3.419%	12/20/28	59,491	55,600
5	Bank of America Corp.	3.970%	3/5/29	15,000	14,575
5	Bank of America Corp.	4.271%	7/23/29	5,000	4,990

Total Bond Market II Index Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Bank of America Corp.	6.110%	1/29/37	16,187	17,965
5	Bank of America Corp.	4.244%	4/24/38	20,275	19,321
	Bank of America Corp.	7.750%	5/14/38	14,590	19,058
	Bank of America Corp.	5.875%	2/7/42	17,775	20,585
	Bank of America Corp.	5.000%	1/21/44	21,235	22,143
	Bank of America Corp.	4.875%	4/1/44	10,825	11,123
	Bank of America Corp.	4.750%	4/21/45	1,525	1,507
5	Bank of America Corp.	4.443%	1/20/48	1,550	1,504
5	Bank of America Corp.	3.946%	1/23/49	10,500	9,394
	Bank of America NA	6.000%	10/15/36	6,875	7,937
	Bank of Montreal	2.100%	6/15/20	6,100	6,019
	Bank of Montreal	3.100%	7/13/20	10,300	10,266
	Bank of Montreal	3.100%	4/13/21	17,000	16,992
	Bank of Montreal	1.900%	8/27/21	17,600	17,032
	Bank of Montreal	2.350%	9/11/22	1,503	1,450
	Bank of Montreal	2.550%	11/6/22	3,428	3,320
5	Bank of Montreal	4.338%	10/5/28	4,000	3,986
5	Bank of Montreal	3.803%	12/15/32	24,800	23,056
	Bank of New York Mellon Corp.	4.600%	1/15/20	7,100	7,217
	Bank of New York Mellon Corp.	2.150%	2/24/20	75	74
	Bank of New York Mellon Corp.	2.600%	8/17/20	3,000	2,975
	Bank of New York Mellon Corp.	2.450%	11/27/20	8,455	8,350
	Bank of New York Mellon Corp.	2.050%	5/3/21	10,400	10,150
	Bank of New York Mellon Corp.	3.550%	9/23/21	3,200	3,237
	Bank of New York Mellon Corp.	2.600%	2/7/22	10,000	9,809
	Bank of New York Mellon Corp.	2.950%	1/29/23	8,990	8,846
	Bank of New York Mellon Corp.	3.500%	4/28/23	2,500	2,506
5	Bank of New York Mellon Corp.	2.661%	5/16/23	15,188	14,785
	Bank of New York Mellon Corp.	3.450%	8/11/23	10,000	10,024
	Bank of New York Mellon Corp.	2.200%	8/16/23	8,000	7,588
	Bank of New York Mellon Corp.	3.650%	2/4/24	1,100	1,101
	Bank of New York Mellon Corp.	3.400%	5/15/24	2,875	2,854
	Bank of New York Mellon Corp.	3.250%	9/11/24	4,050	3,981
	Bank of New York Mellon Corp.	3.000%	2/24/25	300	290
	Bank of New York Mellon Corp.	2.800%	5/4/26	3,075	2,886
	Bank of New York Mellon Corp.	2.450%	8/17/26	4,500	4,113
	Bank of New York Mellon Corp.	3.250%	5/16/27	12,900	12,451
	Bank of New York Mellon Corp.	3.400%	1/29/28	6,200	6,035
5	Bank of New York Mellon Corp.	3.442%	2/7/28	6,975	6,799
	Bank of New York Mellon Corp.	3.000%	10/30/28	3,700	3,371
	Bank of New York Mellon Corp.	3.300%	8/23/29	10,150	9,516
	Bank of Nova Scotia	2.350%	10/21/20	9,800	9,672
	Bank of Nova Scotia	4.375%	1/13/21	1,570	1,607
	Bank of Nova Scotia	2.800%	7/21/21	16,630	16,449
	Bank of Nova Scotia	2.700%	3/7/22	8,000	7,826
	Bank of Nova Scotia	4.500%	12/16/25	18,950	18,765
	Bank One Corp.	7.625%	10/15/26	975	1,164
	Bank One Corp.	8.000%	4/29/27	2,500	3,071
	Bank One Michigan	8.250%	11/1/24	6,000	7,281
	Barclays Bank plc	5.125%	1/8/20	25	25
	Barclays Bank plc	5.140%	10/14/20	4,795	4,855
	Barclays Bank plc	2.650%	1/11/21	7,000	6,866
	Barclays plc	2.875%	6/8/20	16,750	16,481
	Barclays plc	3.250%	1/12/21	9,200	9,011

Total Bond Market II Index Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Barclays plc	3.200%	8/10/21	21,600	21,005
	Barclays plc	3.684%	1/10/23	18,925	18,142
5	Barclays plc	4.610%	2/15/23	5,000	4,958
5	Barclays plc	4.338%	5/16/24	14,400	14,025
	Barclays plc	3.650%	3/16/25	14,900	13,818
	Barclays plc	4.375%	1/12/26	7,000	6,653
	Barclays plc	4.337%	1/10/28	10,000	9,245
5	Barclays plc	4.972%	5/16/29	13,600	13,073
	Barclays plc	5.250%	8/17/45	3,600	3,319
	Barclays plc	4.950%	1/10/47	11,500	10,225
	BB&T Corp.	2.450%	1/15/20	1,325	1,316
	BB&T Corp.	2.625%	6/29/20	10,000	9,909
	BB&T Corp.	2.150%	2/1/21	6,675	6,521
	BB&T Corp.	2.050%	5/10/21	14,025	13,657
	BB&T Corp.	3.200%	9/3/21	8,000	8,027
	BB&T Corp.	3.950%	3/22/22	2,049	2,071
	BB&T Corp.	2.750%	4/1/22	7,000	6,863
	BB&T Corp.	2.850%	10/26/24	11,491	11,029
	BB&T Corp.	3.700%	6/5/25	8,500	8,522
	BNP Paribas SA	2.375%	5/21/20	9,500	9,401
	BNP Paribas SA	5.000%	1/15/21	24,404	25,272
	BNP Paribas SA	3.250%	3/3/23	9,025	8,836
10	BNP Paribas SA	3.800%	1/10/24	500	487
	BNP Paribas SA	4.250%	10/15/24	3,600	3,551
	BPCE SA	2.250%	1/27/20	9,625	9,514
	BPCE SA	2.650%	2/3/21	5,275	5,180
	BPCE SA	2.750%	12/2/21	13,750	13,378
10	BPCE SA	3.000%	5/22/22	5,800	5,609
	BPCE SA	4.000%	4/15/24	12,800	12,910
	BPCE SA	3.375%	12/2/26	4,000	3,752
10	BPCE SA	3.250%	1/11/28	275	254
	Branch Banking & Trust Co.	2.100%	1/15/20	9,750	9,654
	Branch Banking & Trust Co.	2.250%	6/1/20	25,000	24,703
	Branch Banking & Trust Co.	2.850%	4/1/21	3,000	2,978
	Branch Banking & Trust Co.	2.625%	1/15/22	10,232	10,036
	Branch Banking & Trust Co.	3.625%	9/16/25	9,100	8,965
	Branch Banking & Trust Co.	3.800%	10/30/26	3,450	3,425
	Canadian Imperial Bank of Commerce	2.100%	10/5/20	9,000	8,826
	Canadian Imperial Bank of Commerce	2.700%	2/2/21	9,200	9,103
	Canadian Imperial Bank of Commerce	2.550%	6/16/22	16,025	15,576
	Canadian Imperial Bank of Commerce	3.500%	9/13/23	8,000	8,022
	Capital One Bank USA NA	3.375%	2/15/23	15,110	14,591
	Capital One Financial Corp.	2.500%	5/12/20	6,250	6,166
	Capital One Financial Corp.	2.400%	10/30/20	6,903	6,755
	Capital One Financial Corp.	3.450%	4/30/21	8,000	7,999
	Capital One Financial Corp.	4.750%	7/15/21	445	456
	Capital One Financial Corp.	3.050%	3/9/22	7,500	7,325
	Capital One Financial Corp.	3.200%	1/30/23	22,000	21,366
	Capital One Financial Corp.	3.500%	6/15/23	1,378	1,352
	Capital One Financial Corp.	3.750%	4/24/24	7,000	6,828
	Capital One Financial Corp.	3.300%	10/30/24	11,125	10,500
	Capital One Financial Corp.	3.200%	2/5/25	7,000	6,539
	Capital One Financial Corp.	4.250%	4/30/25	3,350	3,322
	Capital One Financial Corp.	4.200%	10/29/25	625	601

Total Bond Market II Index Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Capital One Financial Corp.	3.750%	7/28/26	12,700	11,629
	Capital One Financial Corp.	3.750%	3/9/27	4,750	4,413
	Capital One Financial Corp.	3.800%	1/31/28	19,950	18,441
	Capital One NA	2.350%	1/31/20	20,000	19,737
	Capital One NA	2.950%	7/23/21	19,500	19,199
	Capital One NA	2.250%	9/13/21	7,600	7,318
	Capital One NA	2.650%	8/8/22	12,000	11,527
	Citibank NA	3.050%	5/1/20	17,000	16,970
	Citibank NA	2.100%	6/12/20	10,000	9,830
	Citibank NA	2.125%	10/20/20	34,255	33,531
	Citibank NA	2.850%	2/12/21	8,900	8,821
	Citibank NA	3.400%	7/23/21	12,725	12,726
5,10	Citicorp Lease Pass-Through Trust 1999-1	8.040%	12/15/19	4,559	4,782
	Citigroup Inc.	2.450%	1/10/20	15,845	15,710
	Citigroup Inc.	2.400%	2/18/20	8,225	8,149
	Citigroup Inc.	5.375%	8/9/20	5,839	6,020
	Citigroup Inc.	2.650%	10/26/20	27,652	27,281
	Citigroup Inc.	2.700%	3/30/21	25,720	25,297
	Citigroup Inc.	2.350%	8/2/21	7,850	7,618
	Citigroup Inc.	2.900%	12/8/21	23,850	23,430
	Citigroup Inc.	4.500%	1/14/22	13,675	14,000
	Citigroup Inc.	2.750%	4/25/22	20,350	19,707
	Citigroup Inc.	4.050%	7/30/22	9,475	9,493
	Citigroup Inc.	2.700%	10/27/22	5,000	4,816
5	Citigroup Inc.	3.142%	1/24/23	22,000	21,590
	Citigroup Inc.	3.375%	3/1/23	1,925	1,894
	Citigroup Inc.	3.500%	5/15/23	27,865	27,352
5	Citigroup Inc.	2.876%	7/24/23	13,075	12,677
	Citigroup Inc.	3.875%	10/25/23	15,480	15,521
	Citigroup Inc.	3.750%	6/16/24	2,400	2,382
	Citigroup Inc.	4.000%	8/5/24	5,525	5,445
	Citigroup Inc.	3.875%	3/26/25	11,325	10,957
	Citigroup Inc.	3.300%	4/27/25	2,950	2,812
	Citigroup Inc.	4.400%	6/10/25	39,525	38,684
	Citigroup Inc.	5.500%	9/13/25	9,400	9,878
	Citigroup Inc.	3.700%	1/12/26	16,617	15,981
	Citigroup Inc.	4.600%	3/9/26	24,450	24,158
	Citigroup Inc.	3.400%	5/1/26	12,225	11,475
	Citigroup Inc.	3.200%	10/21/26	31,800	29,387
	Citigroup Inc.	4.300%	11/20/26	7,850	7,551
	Citigroup Inc.	4.450%	9/29/27	29,400	28,330
5	Citigroup Inc.	3.887%	1/10/28	27,750	26,700
	Citigroup Inc.	6.625%	1/15/28	25	29
5	Citigroup Inc.	3.668%	7/24/28	21,725	20,515
	Citigroup Inc.	4.125%	7/25/28	4,100	3,851
5	Citigroup Inc.	3.520%	10/27/28	22,525	21,014
5	Citigroup Inc.	4.075%	4/23/29	6,000	5,858
	Citigroup Inc.	6.625%	6/15/32	1,125	1,304
	Citigroup Inc.	5.875%	2/22/33	3,000	3,268
	Citigroup Inc.	6.000%	10/31/33	3,850	4,226
	Citigroup Inc.	6.125%	8/25/36	10,418	11,512
5	Citigroup Inc.	3.878%	1/24/39	8,825	7,854
	Citigroup Inc.	8.125%	7/15/39	16,249	22,596
	Citigroup Inc.	5.875%	1/30/42	7,139	8,173

Total Bond Market II Index Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Citigroup Inc.	6.675%	9/13/43	4,600	5,481
	Citigroup Inc.	4.950%	11/7/43	8,250	8,347
	Citigroup Inc.	5.300%	5/6/44	7,700	7,854
	Citigroup Inc.	4.650%	7/30/45	5,225	5,087
	Citigroup Inc.	4.750%	5/18/46	23,005	21,446
5	Citigroup Inc.	4.281%	4/24/48	300	281
	Citigroup Inc.	4.650%	7/23/48	27,175	26,715
	Citizens Bank NA	2.250%	3/2/20	6,825	6,746
	Citizens Bank NA	2.200%	5/26/20	9,300	9,164
	Citizens Bank NA	2.250%	10/30/20	12,250	11,999
	Citizens Bank NA	2.550%	5/13/21	550	539
	Citizens Bank NA	2.650%	5/26/22	5,600	5,435
	Citizens Bank NA	3.700%	3/29/23	4,000	4,009
	Citizens Financial Group Inc.	2.375%	7/28/21	1,000	974
	Citizens Financial Group Inc.	4.300%	12/3/25	3,950	3,899
	Comerica Bank	4.000%	7/27/25	2,975	2,948
	Comerica Inc.	3.700%	7/31/23	6,250	6,251
	Comerica Inc.	3.800%	7/22/26	850	828
	Commonwealth Bank of Australia	2.400%	11/2/20	7,500	7,389
	Commonwealth Bank of Australia	2.550%	3/15/21	5,775	5,686
10	Commonwealth Bank of Australia	2.750%	3/10/22	10,700	10,492
10	Commonwealth Bank of Australia	2.625%	9/6/26	500	459
	Compass Bank	3.500%	6/11/21	9,025	8,973
	Compass Bank	2.875%	6/29/22	14,100	13,507
	Cooperatieve Rabobank UA	2.250%	1/14/20	18,000	17,846
	Cooperatieve Rabobank UA	4.500%	1/11/21	2,290	2,341
	Cooperatieve Rabobank UA	2.500%	1/19/21	35,700	35,106
	Cooperatieve Rabobank UA	2.750%	1/10/22	14,500	14,216
	Cooperatieve Rabobank UA	3.875%	2/8/22	20,421	20,639
	Cooperatieve Rabobank UA	3.950%	11/9/22	20,828	20,718
	Cooperatieve Rabobank UA	4.625%	12/1/23	13,535	13,735
	Cooperatieve Rabobank UA	3.375%	5/21/25	7,342	7,160
	Cooperatieve Rabobank UA	4.375%	8/4/25	11,875	11,654
	Cooperatieve Rabobank UA	3.750%	7/21/26	7,725	7,246
	Cooperatieve Rabobank UA	5.250%	5/24/41	9,755	10,721
	Cooperatieve Rabobank UA	5.750%	12/1/43	7,925	8,669
	Cooperatieve Rabobank UA	5.250%	8/4/45	15,273	15,715
	Credit Suisse AG	5.400%	1/14/20	5,725	5,816
	Credit Suisse AG	3.000%	10/29/21	12,050	11,871
	Credit Suisse AG	3.625%	9/9/24	20,492	20,070
10	Credit Suisse Group AG	3.574%	1/9/23	18,500	18,037
10	Credit Suisse Group AG	4.282%	1/9/28	14,900	14,324
	Credit Suisse Group Funding Guernsey Ltd.	2.750%	3/26/20	600	595
	Credit Suisse Group Funding Guernsey Ltd.	3.125%	12/10/20	8,100	8,043
	Credit Suisse Group Funding Guernsey Ltd.	3.450%	4/16/21	25,205	25,139
	Credit Suisse Group Funding Guernsey Ltd.	3.800%	9/15/22	18,250	18,157
	Credit Suisse Group Funding Guernsey Ltd.	3.800%	6/9/23	15,540	15,218
	Credit Suisse Group Funding Guernsey Ltd.	3.750%	3/26/25	23,250	22,230
	Credit Suisse Group Funding Guernsey Ltd.	4.550%	4/17/26	9,700	9,631
	Credit Suisse Group Funding Guernsey Ltd.	4.875%	5/15/45	14,550	14,409
	Credit Suisse USA Inc.	7.125%	7/15/32	4,560	5,770
10	Danske Bank A/S	2.800%	3/10/21	200	194
	Deutsche Bank AG	2.700%	7/13/20	20,900	20,264
	Deutsche Bank AG	2.950%	8/20/20	10,500	10,187

Total Bond Market II Index Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Deutsche Bank AG	3.125%	1/13/21	5,475	5,314
	Deutsche Bank AG	3.150%	1/22/21	15,800	15,219
	Deutsche Bank AG	4.250%	2/4/21	10,000	9,871
	Deutsche Bank AG	3.375%	5/12/21	1,775	1,717
	Deutsche Bank AG	4.250%	10/14/21	17,150	16,902
	Deutsche Bank AG	3.300%	11/16/22	15,900	14,743
	Deutsche Bank AG	3.950%	2/27/23	15,000	14,116
	Deutsche Bank AG	4.100%	1/13/26	3,475	3,150
	Deutsche Bank AG (New York Branch)	3.700%	5/30/24	14,550	13,219
	Discover Bank	7.000%	4/15/20	1,350	1,405
	Discover Bank	3.200%	8/9/21	1,400	1,385
	Discover Bank	3.350%	2/6/23	9,300	9,039
	Discover Bank	4.200%	8/8/23	9,475	9,485
	Discover Bank	4.250%	3/13/26	2,175	2,121
	Discover Bank	3.450%	7/27/26	6,250	5,743
5	Discover Bank	4.682%	8/9/28	3,000	2,977
	Discover Bank	4.650%	9/13/28	6,500	6,431
	Discover Financial Services	5.200%	4/27/22	950	983
	Discover Financial Services	3.850%	11/21/22	5,630	5,591
	Discover Financial Services	3.950%	11/6/24	11,100	10,956
	Discover Financial Services	3.750%	3/4/25	3,600	3,447
	Discover Financial Services	4.100%	2/9/27	5,300	4,949
	Fifth Third Bancorp	3.500%	3/15/22	7,725	7,738
	Fifth Third Bancorp	4.300%	1/16/24	7,050	7,144
	Fifth Third Bancorp	3.950%	3/14/28	4,500	4,477
	Fifth Third Bancorp	8.250%	3/1/38	6,046	8,054
	Fifth Third Bank	2.200%	10/30/20	6,050	5,930
	Fifth Third Bank	2.250%	6/14/21	6,500	6,346
	Fifth Third Bank	3.850%	3/15/26	10,500	10,320
	Fifth Third Bank	3.350%	7/26/21	5,625	5,638
	Fifth Third Bank	3.950%	7/28/25	10,900	11,054
	First Horizon National Corp.	3.500%	12/15/20	4,350	4,345
	First Niagara Financial Group Inc.	6.750%	3/19/20	2,300	2,391
	First Republic Bank	2.500%	6/6/22	9,300	9,004
	First Republic Bank	4.375%	8/1/46	1,450	1,344
	First Republic Bank	4.625%	2/13/47	2,375	2,280
	FirstMerit Bank NA	4.270%	11/25/26	4,150	4,013
	Goldman Sachs Bank USA	3.200%	6/5/20	7,750	7,749
	Goldman Sachs Capital I	6.345%	2/15/34	9,535	10,655
	Goldman Sachs Group Inc.	5.375%	3/15/20	23,465	23,986
	Goldman Sachs Group Inc.	2.600%	4/23/20	23,175	22,955
	Goldman Sachs Group Inc.	6.000%	6/15/20	22,270	23,051
	Goldman Sachs Group Inc.	2.750%	9/15/20	23,645	23,398
	Goldman Sachs Group Inc.	2.600%	12/27/20	500	491
	Goldman Sachs Group Inc.	2.875%	2/25/21	13,272	13,070
	Goldman Sachs Group Inc.	2.625%	4/25/21	10,250	9,995
	Goldman Sachs Group Inc.	5.250%	7/27/21	31,736	32,908
	Goldman Sachs Group Inc.	2.350%	11/15/21	8,650	8,345
	Goldman Sachs Group Inc.	5.750%	1/24/22	44,244	46,382
	Goldman Sachs Group Inc.	3.000%	4/26/22	40,250	38,935
5	Goldman Sachs Group Inc.	2.876%	10/31/22	44,850	43,762
	Goldman Sachs Group Inc.	3.625%	1/22/23	24,634	24,244
	Goldman Sachs Group Inc.	3.200%	2/23/23	15,000	14,550
5	Goldman Sachs Group Inc.	2.908%	6/5/23	25,000	23,842

Total Bond Market II Index Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
5	Goldman Sachs Group Inc.	2.905%	7/24/23	23,625	22,561
	Goldman Sachs Group Inc.	4.000%	3/3/24	53,650	52,976
	Goldman Sachs Group Inc.	3.850%	7/8/24	8,525	8,309
	Goldman Sachs Group Inc.	3.500%	1/23/25	6,500	6,159
5	Goldman Sachs Group Inc.	3.272%	9/29/25	31,685	29,670
	Goldman Sachs Group Inc.	4.250%	10/21/25	3,750	3,592
	Goldman Sachs Group Inc.	3.750%	2/25/26	21,600	20,407
	Goldman Sachs Group Inc.	3.500%	11/16/26	30,215	28,026
	Goldman Sachs Group Inc.	5.950%	1/15/27	3,945	4,167
	Goldman Sachs Group Inc.	3.850%	1/26/27	27,175	25,626
5	Goldman Sachs Group Inc.	3.691%	6/5/28	21,300	19,865
5	Goldman Sachs Group Inc.	3.814%	4/23/29	20,334	18,947
5	Goldman Sachs Group Inc.	4.223%	5/1/29	16,650	16,033
	Goldman Sachs Group Inc.	6.450%	5/1/36	12,800	14,135
	Goldman Sachs Group Inc.	6.750%	10/1/37	47,025	53,440
5	Goldman Sachs Group Inc.	4.017%	10/31/38	23,600	20,735
5	Goldman Sachs Group Inc.	4.411%	4/23/39	13,585	12,765
	Goldman Sachs Group Inc.	6.250%	2/1/41	17,091	19,510
	Goldman Sachs Group Inc.	4.800%	7/8/44	21,350	20,400
	Goldman Sachs Group Inc.	5.150%	5/22/45	20,525	19,373
	Goldman Sachs Group Inc.	4.750%	10/21/45	12,200	11,640
	HSBC Bank USA NA	4.875%	8/24/20	11,275	11,522
	HSBC Bank USA NA	5.875%	11/1/34	4,875	5,482
	HSBC Bank USA NA	5.625%	8/15/35	5,450	5,949
	HSBC Bank USA NA	7.000%	1/15/39	7,476	9,346
	HSBC Holdings plc	3.400%	3/8/21	30,973	30,882
	HSBC Holdings plc	5.100%	4/5/21	14,145	14,600
	HSBC Holdings plc	2.950%	5/25/21	40,225	39,649
	HSBC Holdings plc	2.650%	1/5/22	45,710	44,359
	HSBC Holdings plc	4.875%	1/14/22	1,895	1,960
	HSBC Holdings plc	4.000%	3/30/22	7,455	7,525
5	HSBC Holdings plc	3.262%	3/13/23	32,000	31,352
	HSBC Holdings plc	3.600%	5/25/23	21,750	21,516
5	HSBC Holdings plc	3.033%	11/22/23	7,950	7,671
	HSBC Holdings plc	4.250%	3/14/24	10,500	10,496
5	HSBC Holdings plc	3.950%	5/18/24	34,350	34,007
	HSBC Holdings plc	4.250%	8/18/25	12,250	11,914
	HSBC Holdings plc	4.300%	3/8/26	35,305	34,755
	HSBC Holdings plc	3.900%	5/25/26	23,300	22,334
5	HSBC Holdings plc	4.292%	9/12/26	27,000	26,622
	HSBC Holdings plc	4.375%	11/23/26	21,300	20,648
5	HSBC Holdings plc	4.041%	3/13/28	24,800	23,724
5	HSBC Holdings plc	4.583%	6/19/29	24,600	24,371
	HSBC Holdings plc	7.625%	5/17/32	575	722
	HSBC Holdings plc	7.350%	11/27/32	600	740
	HSBC Holdings plc	6.500%	5/2/36	13,965	15,864
	HSBC Holdings plc	6.500%	9/15/37	13,615	15,553
	HSBC Holdings plc	6.800%	6/1/38	4,225	4,998
	HSBC Holdings plc	6.100%	1/14/42	2,075	2,426
	HSBC Holdings plc	5.250%	3/14/44	20,750	20,746
	HSBC USA Inc.	2.350%	3/5/20	15,300	15,140
	HSBC USA Inc.	2.750%	8/7/20	5,070	5,013
	HSBC USA Inc.	5.000%	9/27/20	4,855	4,958
	HSBC USA Inc.	3.500%	6/23/24	11,475	11,260

Total Bond Market II Index Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Huntington Bancshares Inc.	7.000%	12/15/20	6,800	7,257
	Huntington Bancshares Inc.	3.150%	3/14/21	9,700	9,662
	Huntington Bancshares Inc.	2.300%	1/14/22	1,500	1,448
	Huntington Bancshares Inc.	4.000%	5/15/25	3,750	3,772
	Huntington National Bank	2.375%	3/10/20	11,000	10,907
	Huntington National Bank	2.400%	4/1/20	3,600	3,561
	Huntington National Bank	2.875%	8/20/20	4,250	4,221
	Huntington National Bank	3.250%	5/14/21	12,500	12,487
	Huntington National Bank	2.500%	8/7/22	10,000	9,654
	Huntington National Bank	3.550%	10/6/23	5,700	5,684
10	ING Bank NV	2.450%	3/16/20	15,725	15,596
	ING Groep NV	3.150%	3/29/22	12,850	12,602
	ING Groep NV	4.100%	10/2/23	10,400	10,396
	ING Groep NV	3.950%	3/29/27	10,500	9,997
	ING Groep NV	4.550%	10/2/28	10,800	10,644
	Intesa Sanpaolo SPA	5.250%	1/12/24	10,475	10,272
	JPMorgan Chase & Co.	2.250%	1/23/20	43,990	43,538
	JPMorgan Chase & Co.	4.950%	3/25/20	1,090	1,114
	JPMorgan Chase & Co.	2.750%	6/23/20	28,845	28,657
	JPMorgan Chase & Co.	4.400%	7/22/20	8,795	8,954
	JPMorgan Chase & Co.	4.250%	10/15/20	16,350	16,631
	JPMorgan Chase & Co.	2.550%	10/29/20	5,775	5,708
	JPMorgan Chase & Co.	2.550%	3/1/21	18,315	18,039
	JPMorgan Chase & Co.	4.625%	5/10/21	1,140	1,172
	JPMorgan Chase & Co.	2.400%	6/7/21	9,500	9,305
	JPMorgan Chase & Co.	2.295%	8/15/21	47,400	46,288
	JPMorgan Chase & Co.	4.350%	8/15/21	15,665	16,020
	JPMorgan Chase & Co.	4.500%	1/24/22	31,150	32,089
5	JPMorgan Chase & Co.	3.514%	6/18/22	12,625	12,645
	JPMorgan Chase & Co.	3.250%	9/23/22	24,350	24,111
	JPMorgan Chase & Co.	2.972%	1/15/23	29,395	28,661
	JPMorgan Chase & Co.	3.200%	1/25/23	17,125	16,898
5	JPMorgan Chase & Co.	2.776%	4/25/23	15,450	14,989
	JPMorgan Chase & Co.	3.375%	5/1/23	12,300	12,058
	JPMorgan Chase & Co.	2.700%	5/18/23	14,175	13,617
	JPMorgan Chase & Co.	3.875%	2/1/24	27,475	27,628
5	JPMorgan Chase & Co.	3.559%	4/23/24	19,255	19,130
	JPMorgan Chase & Co.	3.625%	5/13/24	19,825	19,674
5	JPMorgan Chase & Co.	3.797%	7/23/24	11,025	11,050
	JPMorgan Chase & Co.	3.875%	9/10/24	31,025	30,514
5	JPMorgan Chase & Co.	4.023%	12/5/24	13,000	13,099
	JPMorgan Chase & Co.	3.125%	1/23/25	20,895	19,879
5	JPMorgan Chase & Co.	3.220%	3/1/25	25,850	24,971
	JPMorgan Chase & Co.	3.900%	7/15/25	21,875	21,679
	JPMorgan Chase & Co.	3.300%	4/1/26	33,125	31,582
	JPMorgan Chase & Co.	3.200%	6/15/26	17,100	16,091
	JPMorgan Chase & Co.	2.950%	10/1/26	34,625	31,988
	JPMorgan Chase & Co.	4.125%	12/15/26	28,300	27,731
	JPMorgan Chase & Co.	4.250%	10/1/27	10,100	9,928
	JPMorgan Chase & Co.	3.625%	12/1/27	9,750	9,117
5	JPMorgan Chase & Co.	3.782%	2/1/28	29,075	28,157
5	JPMorgan Chase & Co.	3.540%	5/1/28	14,450	13,778
5	JPMorgan Chase & Co.	3.509%	1/23/29	30,000	28,435
5	JPMorgan Chase & Co.	4.005%	4/23/29	13,930	13,830

Total Bond Market II Index Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
5	JPMorgan Chase & Co.	4.203%	7/23/29	11,025	10,978
5	JPMorgan Chase & Co.	4.452%	12/5/29	13,000	13,219
	JPMorgan Chase & Co.	8.750%	9/1/30	290	392
	JPMorgan Chase & Co.	6.400%	5/15/38	15,015	18,548
5	JPMorgan Chase & Co.	3.882%	7/24/38	22,350	20,368
	JPMorgan Chase & Co.	5.500%	10/15/40	23,319	25,886
	JPMorgan Chase & Co.	5.600%	7/15/41	9,292	10,520
	JPMorgan Chase & Co.	5.400%	1/6/42	4,075	4,487
	JPMorgan Chase & Co.	5.625%	8/16/43	8,560	9,493
	JPMorgan Chase & Co.	4.950%	6/1/45	7,600	7,738
5	JPMorgan Chase & Co.	4.260%	2/22/48	16,500	15,370
5	JPMorgan Chase & Co.	4.032%	7/24/48	16,950	15,310
5	JPMorgan Chase & Co.	3.964%	11/15/48	16,550	14,867
5	JPMorgan Chase & Co.	3.897%	1/23/49	20,770	18,359
5	JPMorgan Chase Bank NA	2.604%	2/1/21	15,000	14,895
5	JPMorgan Chase Bank NA	3.086%	4/26/21	20,750	20,696
	KeyBank NA	2.250%	3/16/20	2,000	1,978
	KeyBank NA	3.350%	6/15/21	3,275	3,300
	KeyBank NA	2.500%	11/22/21	11,000	10,775
	KeyBank NA	2.400%	6/9/22	1,550	1,500
	KeyBank NA	2.300%	9/14/22	9,550	9,222
	KeyBank NA	3.375%	3/7/23	4,000	3,996
	KeyBank NA	3.300%	6/1/25	1,125	1,100
	KeyBank NA	3.400%	5/20/26	2,000	1,914
5	KeyBank NA	3.180%	10/15/27	2,625	2,593
	KeyBank NA	6.950%	2/1/28	500	598
	KeyCorp	2.900%	9/15/20	750	745
	KeyCorp	5.100%	3/24/21	8,490	8,791
	KeyCorp	4.150%	10/29/25	6,750	6,864
	KeyCorp	4.100%	4/30/28	18,000	17,977
	Lloyds Bank plc	6.375%	1/21/21	5,500	5,793
	Lloyds Bank plc	3.300%	5/7/21	5,400	5,359
	Lloyds Banking Group plc	3.000%	1/11/22	10,000	9,655
	Lloyds Banking Group plc	4.050%	8/16/23	34,800	34,255
5	Lloyds Banking Group plc	2.907%	11/7/23	15,000	14,186
	Lloyds Banking Group plc	4.500%	11/4/24	8,300	8,011
	Lloyds Banking Group plc	4.450%	5/8/25	7,000	6,869
	Lloyds Banking Group plc	4.582%	12/10/25	29,846	28,092
	Lloyds Banking Group plc	4.650%	3/24/26	4,000	3,766
	Lloyds Banking Group plc	3.750%	1/11/27	9,750	8,889
	Lloyds Banking Group plc	4.375%	3/22/28	21,135	19,994
	Lloyds Banking Group plc	4.550%	8/16/28	10,000	9,552
5	Lloyds Banking Group plc	3.574%	11/7/28	19,000	16,923
	Lloyds Banking Group plc	5.300%	12/1/45	1,100	1,006
	Lloyds Banking Group plc	4.344%	1/9/48	17,000	13,403
	M&T Bank Corp.	3.550%	7/26/23	4,500	4,535
	Manufacturers & Traders Trust Co.	2.100%	2/6/20	3,200	3,165
	Manufacturers & Traders Trust Co.	2.050%	8/17/20	250	245
	Manufacturers & Traders Trust Co.	2.625%	1/25/21	13,200	13,019
	Manufacturers & Traders Trust Co.	2.900%	2/6/25	7,195	6,919
	Mitsubishi UFJ Financial Group Inc.	2.950%	3/1/21	12,244	12,128
	Mitsubishi UFJ Financial Group Inc.	3.535%	7/26/21	6,000	6,023
	Mitsubishi UFJ Financial Group Inc.	2.190%	9/13/21	17,000	16,407
	Mitsubishi UFJ Financial Group Inc.	2.998%	2/22/22	12,900	12,713

Total Bond Market II Index Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Mitsubishi UFJ Financial Group Inc.	2.665%	7/25/22	20,000	19,440
	Mitsubishi UFJ Financial Group Inc.	3.455%	3/2/23	12,780	12,719
	Mitsubishi UFJ Financial Group Inc.	3.761%	7/26/23	20,000	20,111
	Mitsubishi UFJ Financial Group Inc.	2.527%	9/13/23	3,000	2,852
	Mitsubishi UFJ Financial Group Inc.	3.777%	3/2/25	11,160	11,130
	Mitsubishi UFJ Financial Group Inc.	3.850%	3/1/26	16,550	16,461
	Mitsubishi UFJ Financial Group Inc.	2.757%	9/13/26	4,500	4,108
	Mitsubishi UFJ Financial Group Inc.	3.677%	2/22/27	30,900	30,241
	Mitsubishi UFJ Financial Group Inc.	3.287%	7/25/27	25,300	24,187
	Mitsubishi UFJ Financial Group Inc.	3.961%	3/2/28	13,475	13,408
	Mitsubishi UFJ Financial Group Inc.	4.050%	9/11/28	12,050	11,990
	Mitsubishi UFJ Financial Group Inc.	4.286%	7/26/38	2,450	2,452
	Mizuho Financial Group Inc.	3.549%	3/5/23	2,975	2,965
5	Mizuho Financial Group Inc.	3.922%	9/11/24	12,650	12,787
	Mizuho Financial Group Inc.	4.018%	3/5/28	14,850	14,908
5	Mizuho Financial Group Inc.	4.254%	9/11/29	5,600	5,665
	Morgan Stanley	5.500%	1/26/20	15,250	15,597
	Morgan Stanley	2.650%	1/27/20	18,624	18,485
	Morgan Stanley	2.800%	6/16/20	12,650	12,558
	Morgan Stanley	5.500%	7/24/20	4,385	4,521
	Morgan Stanley	5.750%	1/25/21	12,940	13,507
	Morgan Stanley	2.500%	4/21/21	15,800	15,475
	Morgan Stanley	5.500%	7/28/21	3,850	4,037
	Morgan Stanley	2.625%	11/17/21	30,435	29,650
	Morgan Stanley	2.750%	5/19/22	35,475	34,410
	Morgan Stanley	4.875%	11/1/22	16,525	17,019
	Morgan Stanley	3.125%	1/23/23	10,025	9,798
	Morgan Stanley	3.750%	2/25/23	42,140	42,022
	Morgan Stanley	4.100%	5/22/23	20,525	20,563
5	Morgan Stanley	3.737%	4/24/24	16,150	16,063
	Morgan Stanley	3.875%	4/29/24	24,865	24,689
	Morgan Stanley	3.700%	10/23/24	30,302	29,799
	Morgan Stanley	4.000%	7/23/25	42,250	41,656
	Morgan Stanley	5.000%	11/24/25	25,040	25,539
	Morgan Stanley	3.875%	1/27/26	27,600	26,895
	Morgan Stanley	3.125%	7/27/26	37,700	34,709
	Morgan Stanley	6.250%	8/9/26	9,650	10,656
	Morgan Stanley	4.350%	9/8/26	19,070	18,490
	Morgan Stanley	3.625%	1/20/27	31,350	29,825
	Morgan Stanley	3.950%	4/23/27	7,155	6,739
5	Morgan Stanley	3.591%	7/22/28	43,950	41,475
5	Morgan Stanley	3.772%	1/24/29	5,175	4,957
	Morgan Stanley	7.250%	4/1/32	7,000	8,931
5	Morgan Stanley	3.971%	7/22/38	1,850	1,700
5	Morgan Stanley	4.457%	4/22/39	21,675	21,044
	Morgan Stanley	6.375%	7/24/42	27,925	34,282
	Morgan Stanley	4.300%	1/27/45	27,625	26,024
	Morgan Stanley	4.375%	1/22/47	8,550	8,110
	MUFG Americas Holdings Corp.	3.500%	6/18/22	5,600	5,594
	MUFG Americas Holdings Corp.	3.000%	2/10/25	3,480	3,321
	National Australia Bank Ltd.	2.125%	5/22/20	27,700	27,317
	National Australia Bank Ltd.	2.625%	7/23/20	3,045	3,012
	National Australia Bank Ltd.	2.500%	1/12/21	300	296
	National Australia Bank Ltd.	2.625%	1/14/21	4,000	3,948

Total Bond Market II Index Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	National Australia Bank Ltd.	1.875%	7/12/21	5,500	5,308
	National Australia Bank Ltd.	3.375%	9/20/21	18,750	18,727
	National Australia Bank Ltd.	3.700%	11/4/21	6,000	6,058
	National Australia Bank Ltd.	2.800%	1/10/22	3,250	3,186
	National Australia Bank Ltd.	2.500%	5/22/22	16,000	15,514
	National Australia Bank Ltd.	3.000%	1/20/23	3,200	3,140
	National Australia Bank Ltd.	3.625%	6/20/23	12,000	12,000
	National Australia Bank Ltd.	3.375%	1/14/26	3,600	3,490
	National Australia Bank Ltd.	2.500%	7/12/26	12,175	11,053
	National Bank of Canada	2.150%	6/12/20	10,250	10,102
	National Bank of Canada	2.200%	11/2/20	17,000	16,658
	Northern Trust Corp.	3.450%	11/4/20	2,950	2,977
	Northern Trust Corp.	2.375%	8/2/22	6,050	5,864
	Northern Trust Corp.	3.950%	10/30/25	8,750	8,908
	Northern Trust Corp.	3.650%	8/3/28	3,425	3,437
5	Northern Trust Corp.	3.375%	5/8/32	4,950	4,616
	People’s United Bank NA	4.000%	7/15/24	3,000	2,989
	People’s United Financial Inc.	3.650%	12/6/22	5,695	5,698
	PNC Bank NA	2.000%	5/19/20	13,000	12,792
	PNC Bank NA	2.300%	6/1/20	5,250	5,184
	PNC Bank NA	2.600%	7/21/20	2,000	1,982
	PNC Bank NA	2.450%	11/5/20	6,550	6,459
	PNC Bank NA	2.500%	1/22/21	2,400	2,367
	PNC Bank NA	2.150%	4/29/21	15,000	14,615
	PNC Bank NA	2.550%	12/9/21	17,100	16,722
	PNC Bank NA	2.625%	2/17/22	20,000	19,545
	PNC Bank NA	2.700%	11/1/22	16,538	16,054
	PNC Bank NA	2.950%	1/30/23	4,500	4,373
	PNC Bank NA	3.300%	10/30/24	3,850	3,811
	PNC Bank NA	2.950%	2/23/25	5,750	5,516
	PNC Bank NA	3.250%	6/1/25	4,550	4,432
	PNC Bank NA	4.200%	11/1/25	4,400	4,486
	PNC Bank NA	3.250%	1/22/28	10,775	10,423
	PNC Bank NA	4.050%	7/26/28	5,750	5,810
	PNC Financial Services Group Inc.	2.854%	11/9/22	5,225	5,115
	PNC Financial Services Group Inc.	3.900%	4/29/24	15,525	15,434
	PNC Financial Services Group Inc.	3.150%	5/19/27	19,075	18,288
	PNC Funding Corp.	5.125%	2/8/20	5,700	5,820
	PNC Funding Corp.	4.375%	8/11/20	7,575	7,722
	PNC Funding Corp.	3.300%	3/8/22	3,090	3,083
	Regions Bank	2.750%	4/1/21	4,700	4,638
	Regions Bank	6.450%	6/26/37	1,329	1,550
5	Regions Bank	3.374%	8/13/21	5,950	5,927
	Regions Financial Corp.	3.200%	2/8/21	1,750	1,738
	Regions Financial Corp.	2.750%	8/14/22	2,675	2,582
	Regions Financial Corp.	3.800%	8/14/23	7,000	6,996
	Regions Financial Corp.	7.375%	12/10/37	7,000	8,852
	Royal Bank of Canada	2.125%	3/2/20	23,000	22,750
	Royal Bank of Canada	2.150%	10/26/20	9,618	9,468
	Royal Bank of Canada	2.350%	10/30/20	14,216	14,031
	Royal Bank of Canada	2.500%	1/19/21	5,000	4,944
	Royal Bank of Canada	3.200%	4/30/21	25,950	25,951
	Royal Bank of Canada	2.750%	2/1/22	13,000	12,812
	Royal Bank of Canada	3.700%	10/5/23	8,800	8,812

Total Bond Market II Index Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Royal Bank of Canada	4.650%	1/27/26	6,250	6,395
	Royal Bank of Scotland Group plc	6.125%	12/15/22	5,000	5,087
5	Royal Bank of Scotland Group plc	3.498%	5/15/23	10,000	9,591
	Royal Bank of Scotland Group plc	6.100%	6/10/23	8,000	8,124
	Royal Bank of Scotland Group plc	3.875%	9/12/23	24,200	23,211
	Royal Bank of Scotland Group plc	6.000%	12/19/23	5,550	5,648
	Royal Bank of Scotland Group plc	5.125%	5/28/24	20,565	19,967
5	Royal Bank of Scotland Group plc	4.519%	6/25/24	22,000	21,564
	Royal Bank of Scotland Group plc	4.800%	4/5/26	1,400	1,362
5	Royal Bank of Scotland Group plc	4.892%	5/18/29	15,000	14,310
5	Royal Bank of Scotland Group plc	5.076%	1/27/30	34,000	32,780
	Santander Holdings USA Inc.	2.650%	4/17/20	1,150	1,135
	Santander Holdings USA Inc.	4.450%	12/3/21	5,700	5,773
	Santander Holdings USA Inc.	3.700%	3/28/22	21,375	20,960
	Santander Holdings USA Inc.	3.400%	1/18/23	11,400	10,946
	Santander Holdings USA Inc.	4.500%	7/17/25	14,500	14,285
	Santander Holdings USA Inc.	4.400%	7/13/27	9,000	8,482
	Santander UK Group Holdings plc	2.875%	10/16/20	9,465	9,329
	Santander UK Group Holdings plc	3.125%	1/8/21	8,300	8,147
	Santander UK Group Holdings plc	2.875%	8/5/21	7,575	7,329
	Santander UK Group Holdings plc	3.571%	1/10/23	7,000	6,712
5	Santander UK Group Holdings plc	3.373%	1/5/24	7,300	6,923
5	Santander UK Group Holdings plc	3.823%	11/3/28	10,500	9,447
	Santander UK plc	2.375%	3/16/20	4,810	4,753
	Santander UK plc	2.125%	11/3/20	15,000	14,592
	Santander UK plc	3.400%	6/1/21	15,000	14,928
	Santander UK plc	4.000%	3/13/24	12,350	12,362
	Skandinaviska Enskilda Banken AB	2.300%	3/11/20	5,750	5,692
	Skandinaviska Enskilda Banken AB	2.625%	3/15/21	8,800	8,677
	Skandinaviska Enskilda Banken AB	1.875%	9/13/21	21,350	20,550
	Skandinaviska Enskilda Banken AB	2.800%	3/11/22	5,500	5,393
	State Street Corp.	2.550%	8/18/20	300	297
	State Street Corp.	4.375%	3/7/21	1,385	1,419
	State Street Corp.	1.950%	5/19/21	4,525	4,396
5	State Street Corp.	2.653%	5/15/23	12,000	11,690
	State Street Corp.	3.100%	5/15/23	19,007	18,676
	State Street Corp.	3.700%	11/20/23	523	528
5	State Street Corp.	3.776%	12/3/24	5,800	5,815
	State Street Corp.	3.300%	12/16/24	2,500	2,473
	State Street Corp.	3.550%	8/18/25	11,086	11,061
	State Street Corp.	2.650%	5/19/26	4,875	4,575
5	State Street Corp.	4.141%	12/3/29	2,250	2,312
	Sumitomo Mitsui Banking Corp.	2.450%	1/16/20	15,840	15,709
	Sumitomo Mitsui Banking Corp.	2.514%	1/17/20	24,000	23,814
	Sumitomo Mitsui Banking Corp.	2.450%	10/20/20	2,500	2,465
	Sumitomo Mitsui Banking Corp.	3.200%	7/18/22	1,775	1,757
	Sumitomo Mitsui Banking Corp.	3.000%	1/18/23	550	537
	Sumitomo Mitsui Banking Corp.	3.950%	7/19/23	5,350	5,453
	Sumitomo Mitsui Banking Corp.	3.950%	1/10/24	6,125	6,170
	Sumitomo Mitsui Banking Corp.	3.400%	7/11/24	2,650	2,594
	Sumitomo Mitsui Banking Corp.	3.650%	7/23/25	2,500	2,480
	Sumitomo Mitsui Financial Group Inc.	2.934%	3/9/21	4,545	4,498
	Sumitomo Mitsui Financial Group Inc.	2.058%	7/14/21	6,850	6,627
	Sumitomo Mitsui Financial Group Inc.	2.442%	10/19/21	8,950	8,705

Total Bond Market II Index Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Sumitomo Mitsui Financial Group Inc.	2.846%	1/11/22	10,000	9,803
	Sumitomo Mitsui Financial Group Inc.	2.784%	7/12/22	8,000	7,797
	Sumitomo Mitsui Financial Group Inc.	2.778%	10/18/22	8,000	7,769
	Sumitomo Mitsui Financial Group Inc.	3.102%	1/17/23	7,000	6,878
	Sumitomo Mitsui Financial Group Inc.	3.748%	7/19/23	10,000	10,088
	Sumitomo Mitsui Financial Group Inc.	3.936%	10/16/23	7,000	7,131
	Sumitomo Mitsui Financial Group Inc.	3.784%	3/9/26	9,500	9,404
	Sumitomo Mitsui Financial Group Inc.	2.632%	7/14/26	34,900	31,916
	Sumitomo Mitsui Financial Group Inc.	3.010%	10/19/26	11,425	10,684
	Sumitomo Mitsui Financial Group Inc.	3.446%	1/11/27	2,000	1,932
	Sumitomo Mitsui Financial Group Inc.	3.364%	7/12/27	15,650	14,996
	Sumitomo Mitsui Financial Group Inc.	3.544%	1/17/28	14,400	13,921
	Sumitomo Mitsui Financial Group Inc.	3.944%	7/19/28	18,000	17,910
	Sumitomo Mitsui Financial Group Inc.	4.306%	10/16/28	9,590	9,852
	SunTrust Bank	2.250%	1/31/20	15,500	15,314
5	SunTrust Bank	2.590%	1/29/21	6,450	6,396
	SunTrust Bank	3.000%	2/2/23	5,000	4,892
	SunTrust Bank	2.750%	5/1/23	2,150	2,073
	SunTrust Bank	3.300%	5/15/26	3,000	2,842
5	SunTrust Bank	3.502%	8/2/22	4,500	4,488
5	SunTrust Bank	3.689%	8/2/24	8,900	8,898
	SunTrust Banks Inc.	2.900%	3/3/21	2,725	2,703
	SunTrust Banks Inc.	2.700%	1/27/22	10,025	9,764
	SunTrust Banks Inc.	4.000%	5/1/25	5,000	5,018
	SVB Financial Group	3.500%	1/29/25	2,250	2,151
	Svenska Handelsbanken AB	2.400%	10/1/20	6,350	6,254
	Svenska Handelsbanken AB	2.450%	3/30/21	5,750	5,640
	Svenska Handelsbanken AB	3.350%	5/24/21	26,000	26,000
	Svenska Handelsbanken AB	1.875%	9/7/21	4,525	4,371
	Synchrony Bank	3.650%	5/24/21	18,000	17,606
	Synchrony Bank	3.000%	6/15/22	2,375	2,219
	Synchrony Financial	2.700%	2/3/20	5,150	5,062
	Synchrony Financial	3.750%	8/15/21	7,450	7,230
	Synchrony Financial	4.250%	8/15/24	25,350	23,302
	Synchrony Financial	4.500%	7/23/25	15,525	14,122
	Synchrony Financial	3.700%	8/4/26	8,325	7,086
	Synchrony Financial	3.950%	12/1/27	12,215	10,252
	Synovus Financial Corp.	3.125%	11/1/22	2,775	2,632
	Toronto-Dominion Bank	3.000%	6/11/20	3,500	3,502
	Toronto-Dominion Bank	3.150%	9/17/20	8,850	8,867
	Toronto-Dominion Bank	2.500%	12/14/20	19,500	19,295
	Toronto-Dominion Bank	2.550%	1/25/21	36,625	36,255
	Toronto-Dominion Bank	2.125%	4/7/21	17,925	17,546
	Toronto-Dominion Bank	3.250%	6/11/21	5,500	5,514
	Toronto-Dominion Bank	1.800%	7/13/21	6,000	5,805
	Toronto-Dominion Bank	3.500%	7/19/23	5,000	5,025
5	Toronto-Dominion Bank	3.625%	9/15/31	6,300	5,955
	UBS AG	2.350%	3/26/20	1,925	1,903
	UBS AG	4.875%	8/4/20	875	895
10	UBS AG	2.450%	12/1/20	20,000	19,655
	US Bancorp	2.350%	1/29/21	3,675	3,621
	US Bancorp	4.125%	5/24/21	2,515	2,572
	US Bancorp	2.625%	1/24/22	10,050	9,891
	US Bancorp	3.000%	3/15/22	4,225	4,190

Total Bond Market II Index Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	US Bancorp	2.950%	7/15/22	10,725	10,568
	US Bancorp	3.700%	1/30/24	11,050	11,166
	US Bancorp	3.950%	11/17/25	2,735	2,811
	US Bancorp	3.100%	4/27/26	4,150	3,933
	US Bancorp	2.375%	7/22/26	20,550	18,748
	US Bancorp	3.150%	4/27/27	12,850	12,323
	US Bancorp	3.900%	4/26/28	7,500	7,665
	US Bank NA	2.350%	1/23/20	4,400	4,368
	US Bank NA	2.000%	1/24/20	9,925	9,829
	US Bank NA	2.050%	10/23/20	7,825	7,679
	US Bank NA	2.850%	1/23/23	4,625	4,531
	US Bank NA	2.800%	1/27/25	13,100	12,556
	US Bank NA	3.050%	7/24/20	8,200	8,205
	US Bank NA	3.450%	11/16/21	3,700	3,733
	US Bank NA	3.400%	7/24/23	9,425	9,416
	Wachovia Corp.	6.605%	10/1/25	1,150	1,297
	Wachovia Corp.	7.500%	4/15/35	500	628
	Wachovia Corp.	5.500%	8/1/35	2,725	2,920
	Wachovia Corp.	6.550%	10/15/35	250	302
	Wells Fargo & Co.	2.150%	1/30/20	9,625	9,520
	Wells Fargo & Co.	2.600%	7/22/20	29,125	28,842
	Wells Fargo & Co.	2.550%	12/7/20	5,475	5,396
	Wells Fargo & Co.	3.000%	1/22/21	11,010	10,954
	Wells Fargo & Co.	2.500%	3/4/21	23,350	22,915
	Wells Fargo & Co.	4.600%	4/1/21	15,165	15,526
	Wells Fargo & Co.	2.100%	7/26/21	47,400	45,880
	Wells Fargo & Co.	3.500%	3/8/22	21,675	21,569
	Wells Fargo & Co.	2.625%	7/22/22	36,250	34,902
	Wells Fargo & Co.	3.069%	1/24/23	38,372	37,364
	Wells Fargo & Co.	3.450%	2/13/23	23,087	22,637
	Wells Fargo & Co.	4.125%	8/15/23	26,812	26,970
	Wells Fargo & Co.	4.480%	1/16/24	6,900	6,977
	Wells Fargo & Co.	3.300%	9/9/24	21,735	21,018
	Wells Fargo & Co.	3.000%	2/19/25	22,525	21,267
	Wells Fargo & Co.	3.550%	9/29/25	18,600	18,037
	Wells Fargo & Co.	3.000%	4/22/26	13,475	12,533
	Wells Fargo & Co.	4.100%	6/3/26	27,550	26,865
	Wells Fargo & Co.	3.000%	10/23/26	23,423	21,690
	Wells Fargo & Co.	4.300%	7/22/27	20,125	19,789
5	Wells Fargo & Co.	3.584%	5/22/28	5,975	5,730
	Wells Fargo & Co.	5.375%	2/7/35	7,150	7,924
	Wells Fargo & Co.	5.375%	11/2/43	24,379	25,501
	Wells Fargo & Co.	5.606%	1/15/44	10,200	11,096
	Wells Fargo & Co.	4.650%	11/4/44	24,445	23,185
	Wells Fargo & Co.	3.900%	5/1/45	12,455	11,531
	Wells Fargo & Co.	4.900%	11/17/45	17,525	17,222
	Wells Fargo & Co.	4.400%	6/14/46	7,400	6,869
	Wells Fargo & Co.	4.750%	12/7/46	20,325	19,601
	Wells Fargo Bank NA	2.400%	1/15/20	17,800	17,643
	Wells Fargo Bank NA	2.600%	1/15/21	25,950	25,632
5	Wells Fargo Bank NA	3.325%	7/23/21	15,505	15,490
	Wells Fargo Bank NA	3.625%	10/22/21	14,150	14,196
	Wells Fargo Bank NA	3.550%	8/14/23	9,875	9,840
	Wells Fargo Bank NA	5.950%	8/26/36	5,700	6,565

Total Bond Market II Index Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Wells Fargo Bank NA	5.850%	2/1/37	11,275	12,816
	Wells Fargo Bank NA	6.600%	1/15/38	10,795	13,360
5	Wells Fargo Capital X	5.950%	12/1/86	3,425	3,532
	Westpac Banking Corp.	2.150%	3/6/20	19,475	19,269
	Westpac Banking Corp.	3.050%	5/15/20	5,525	5,517
	Westpac Banking Corp.	2.600%	11/23/20	16,000	15,814
	Westpac Banking Corp.	2.650%	1/25/21	8,000	7,897
	Westpac Banking Corp.	2.100%	5/13/21	25,350	24,648
	Westpac Banking Corp.	2.000%	8/19/21	9,050	8,759
	Westpac Banking Corp.	2.500%	6/28/22	28,000	27,117
	Westpac Banking Corp.	2.750%	1/11/23	8,000	7,771
	Westpac Banking Corp.	3.650%	5/15/23	4,400	4,427
	Westpac Banking Corp.	2.850%	5/13/26	21,475	19,957
	Westpac Banking Corp.	2.700%	8/19/26	6,550	6,029
	Westpac Banking Corp.	3.350%	3/8/27	12,000	11,536
5	Westpac Banking Corp.	4.322%	11/23/31	22,010	20,788
	Zions Bancorp NA	3.500%	8/27/21	9,050	9,064

	Brokerage (0.3%)
	Affiliated Managers Group Inc.	4.250%	2/15/24	2,800	2,848
	Affiliated Managers Group Inc.	3.500%	8/1/25	4,300	4,180
	Ameriprise Financial Inc.	4.000%	10/15/23	12,499	12,800
	Ameriprise Financial Inc.	3.700%	10/15/24	4,500	4,471
	Ameriprise Financial Inc.	2.875%	9/15/26	4,825	4,481
	BGC Partners Inc.	5.125%	5/27/21	3,450	3,478
	BlackRock Inc.	4.250%	5/24/21	5,725	5,882
	BlackRock Inc.	3.375%	6/1/22	11,744	11,780
	BlackRock Inc.	3.500%	3/18/24	7,650	7,661
	BlackRock Inc.	3.200%	3/15/27	6,000	5,816
	Brookfield Asset Management Inc.	4.000%	1/15/25	4,725	4,619
	Brookfield Finance Inc.	4.250%	6/2/26	1,015	998
	Brookfield Finance Inc.	3.900%	1/25/28	5,500	5,168
	Brookfield Finance Inc.	4.700%	9/20/47	8,175	7,625
	Brookfield Finance LLC	4.000%	4/1/24	5,325	5,283
	Cboe Global Markets Inc.	3.650%	1/12/27	4,910	4,781
	Charles Schwab Corp.	4.450%	7/22/20	775	791
	Charles Schwab Corp.	3.250%	5/21/21	10,400	10,440
	Charles Schwab Corp.	3.225%	9/1/22	4,464	4,443
	Charles Schwab Corp.	2.650%	1/25/23	7,225	7,050
	Charles Schwab Corp.	3.550%	2/1/24	8,700	8,761
	Charles Schwab Corp.	3.850%	5/21/25	2,000	2,036
	Charles Schwab Corp.	3.450%	2/13/26	4,225	4,181
	Charles Schwab Corp.	3.200%	3/2/27	3,500	3,373
	Charles Schwab Corp.	3.200%	1/25/28	5,350	5,123
	Charles Schwab Corp.	4.000%	2/1/29	7,000	7,154
	CME Group Inc.	3.000%	9/15/22	20,055	19,969
	CME Group Inc.	3.000%	3/15/25	750	729
	CME Group Inc.	3.750%	6/15/28	2,671	2,715
	CME Group Inc.	5.300%	9/15/43	7,060	8,177
	CME Group Inc.	4.150%	6/15/48	5,975	6,099
	E*TRADE Financial Corp.	2.950%	8/24/22	4,362	4,234
	E*TRADE Financial Corp.	3.800%	8/24/27	5,250	4,943
	E*TRADE Financial Corp.	4.500%	6/20/28	3,630	3,582
	Eaton Vance Corp.	3.625%	6/15/23	2,875	2,888

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Eaton Vance Corp.	3.500%	4/6/27	2,600	2,512
Franklin Resources Inc.	2.800%	9/15/22	6,875	6,724
Franklin Resources Inc.	2.850%	3/30/25	3,000	2,861
Intercontinental Exchange Inc.	2.750%	12/1/20	4,925	4,893
Intercontinental Exchange Inc.	2.350%	9/15/22	5,375	5,194
Intercontinental Exchange Inc.	3.450%	9/21/23	3,500	3,518
Intercontinental Exchange Inc.	4.000%	10/15/23	9,975	10,213
Intercontinental Exchange Inc.	3.750%	12/1/25	10,115	10,164
Intercontinental Exchange Inc.	3.100%	9/15/27	5,100	4,842
Intercontinental Exchange Inc.	3.750%	9/21/28	4,375	4,379
Intercontinental Exchange Inc.	4.250%	9/21/48	7,750	7,611
Invesco Finance plc	3.125%	11/30/22	16,300	15,963
Invesco Finance plc	4.000%	1/30/24	14,550	14,526
Invesco Finance plc	3.750%	1/15/26	10	10
Invesco Finance plc	5.375%	11/30/43	6,725	7,211
Janus Capital Group Inc.	4.875%	8/1/25	2,400	2,370
Jefferies Financial Group Inc.	5.500%	10/18/23	7,200	7,343
Jefferies Group LLC	6.875%	4/15/21	5,345	5,690
Jefferies Group LLC	5.125%	1/20/23	2,400	2,455
Jefferies Group LLC	4.850%	1/15/27	11,100	10,659
Jefferies Group LLC	6.450%	6/8/27	1,235	1,289
Jefferies Group LLC	6.250%	1/15/36	2,305	2,306
Jefferies Group LLC	6.500%	1/20/43	2,850	2,867
Jefferies Group LLC / Jefferies Group Capital Finance Inc.	4.150%	1/23/30	13,025	11,166
Lazard Group LLC	4.250%	11/14/20	163	165
Lazard Group LLC	3.750%	2/13/25	100	97
Lazard Group LLC	3.625%	3/1/27	5,075	4,775
Lazard Group LLC	4.500%	9/19/28	9,350	9,358
Legg Mason Inc.	3.950%	7/15/24	400	392
Legg Mason Inc.	4.750%	3/15/26	3,102	3,155
Legg Mason Inc.	5.625%	1/15/44	4,875	4,854
Nasdaq Inc.	5.550%	1/15/20	4,400	4,496
Nasdaq Inc.	4.250%	6/1/24	1,375	1,385
Nasdaq Inc.	3.850%	6/30/26	4,350	4,189
Nomura Holdings Inc.	6.700%	3/4/20	50	52
Raymond James Financial Inc.	3.625%	9/15/26	3,066	2,901
Raymond James Financial Inc.	4.950%	7/15/46	7,275	7,096
Stifel Financial Corp.	3.500%	12/1/20	3,475	3,455
Stifel Financial Corp.	4.250%	7/18/24	5,275	5,326
TD Ameritrade Holding Corp.	2.950%	4/1/22	10,775	10,665
TD Ameritrade Holding Corp.	3.625%	4/1/25	1,900	1,883
TD Ameritrade Holding Corp.	3.300%	4/1/27	6,125	5,865

Finance Companies (0.2%)
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.450%	10/1/25	6,375	6,032
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.650%	7/21/27	8,300	7,190
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.250%	7/1/20	9,780	9,792
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.625%	10/30/20	11,187	11,257
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.500%	5/15/21	6,685	6,702

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	5.000%	10/1/21	8,620	8,749
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.950%	2/1/22	8,400	8,253
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.500%	5/26/22	2,275	2,204
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.625%	7/1/22	6,950	6,967
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.300%	1/23/23	5,195	4,929
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.500%	1/15/25	2,050	1,866
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.875%	1/23/28	7,650	6,675
Air Lease Corp.	2.125%	1/15/20	250	247
Air Lease Corp.	4.750%	3/1/20	3,875	3,924
Air Lease Corp.	2.500%	3/1/21	10,025	9,763
Air Lease Corp.	3.875%	4/1/21	9,743	9,756
Air Lease Corp.	3.375%	6/1/21	2,025	1,998
Air Lease Corp.	3.500%	1/15/22	1,465	1,444
Air Lease Corp.	3.750%	2/1/22	5,625	5,551
Air Lease Corp.	2.625%	7/1/22	5,000	4,742
Air Lease Corp.	2.750%	1/15/23	4,000	3,784
Air Lease Corp.	3.875%	7/3/23	4,350	4,258
Air Lease Corp.	3.000%	9/15/23	7,825	7,339
Air Lease Corp.	4.250%	9/15/24	600	591
Air Lease Corp.	3.250%	3/1/25	7,000	6,442
Air Lease Corp.	3.625%	4/1/27	3,325	2,945
Air Lease Corp.	3.625%	12/1/27	4,000	3,504
Air Lease Corp.	4.625%	10/1/28	4,900	4,663
Aircastle Ltd.	4.400%	9/25/23	5,800	5,670
Ares Capital Corp.	3.500%	2/10/23	11,500	10,915
Ares Capital Corp.	4.250%	3/1/25	5,900	5,636
FS KKR Capital Corp.	4.250%	1/15/20	1,000	1,001
FS KKR Capital Corp.	4.750%	5/15/22	1,625	1,608
GATX Corp.	2.600%	3/30/20	2,250	2,234
GATX Corp.	3.250%	3/30/25	2,325	2,188
GATX Corp.	3.250%	9/15/26	2,800	2,575
GATX Corp.	3.850%	3/30/27	4,000	3,803
GATX Corp.	3.500%	3/15/28	7,000	6,434
GATX Corp.	4.550%	11/7/28	4,825	4,804
GATX Corp.	5.200%	3/15/44	325	330
GATX Corp.	4.500%	3/30/45	2,175	1,991
GE Capital International Funding Co. Unlimited Co.	2.342%	11/15/20	65,514	63,235
GE Capital International Funding Co. Unlimited Co.	3.373%	11/15/25	13,668	12,127
GE Capital International Funding Co. Unlimited Co.	4.418%	11/15/35	92,785	78,093
International Lease Finance Corp.	8.250%	12/15/20	9,702	10,415
International Lease Finance Corp.	4.625%	4/15/21	3,260	3,268
International Lease Finance Corp.	8.625%	1/15/22	4,295	4,770
International Lease Finance Corp.	5.875%	8/15/22	8,212	8,469
Prospect Capital Corp.	5.875%	3/15/23	550	556

Total Bond Market II Index Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Insurance (1.3%)
	ACE Capital Trust II	9.700%	4/1/30	725	958
	AEGON Funding Co. LLC	5.750%	12/15/20	4,641	4,842
5	Aegon NV	5.500%	4/11/48	4,000	3,650
	Aetna Inc.	4.125%	6/1/21	1,680	1,700
	Aetna Inc.	2.750%	11/15/22	9,810	9,399
	Aetna Inc.	2.800%	6/15/23	14,700	13,960
	Aetna Inc.	3.500%	11/15/24	6,500	6,254
	Aetna Inc.	6.625%	6/15/36	4,000	4,713
	Aetna Inc.	6.750%	12/15/37	3,000	3,583
	Aetna Inc.	4.500%	5/15/42	3,500	3,156
	Aetna Inc.	4.125%	11/15/42	2,525	2,183
	Aetna Inc.	4.750%	3/15/44	400	383
	Aetna Inc.	3.875%	8/15/47	9,575	8,033
	Aflac Inc.	3.625%	6/15/23	8,280	8,360
	Aflac Inc.	3.625%	11/15/24	4,410	4,382
	Aflac Inc.	3.250%	3/17/25	5,175	5,037
	Aflac Inc.	2.875%	10/15/26	7,775	7,226
	Aflac Inc.	4.000%	10/15/46	1,200	1,100
	Aflac Inc.	4.750%	1/15/49	4,450	4,557
	Alleghany Corp.	4.950%	6/27/22	3,000	3,132
	Alleghany Corp.	4.900%	9/15/44	4,575	4,539
	Allied World Assurance Co. Holdings Ltd.	4.350%	10/29/25	5,400	5,242
	Allstate Corp.	3.150%	6/15/23	9,742	9,703
	Allstate Corp.	3.280%	12/15/26	4,000	3,886
	Allstate Corp.	5.350%	6/1/33	1,700	1,907
	Allstate Corp.	5.550%	5/9/35	495	561
	Allstate Corp.	5.950%	4/1/36	525	632
	Allstate Corp.	4.500%	6/15/43	5,950	6,053
	Allstate Corp.	4.200%	12/15/46	8,625	8,388
5	Allstate Corp.	5.750%	8/15/53	5,450	5,307
5	Allstate Corp.	6.500%	5/15/67	2,575	2,652
	Alterra Finance LLC	6.250%	9/30/20	745	773
	American Financial Group Inc.	3.500%	8/15/26	2,825	2,649
	American Financial Group Inc.	4.500%	6/15/47	5,300	4,735
	American International Group Inc.	3.375%	8/15/20	7,650	7,647
	American International Group Inc.	6.400%	12/15/20	15,850	16,629
	American International Group Inc.	3.300%	3/1/21	5,825	5,795
	American International Group Inc.	4.875%	6/1/22	13,425	13,935
	American International Group Inc.	4.125%	2/15/24	3,605	3,595
	American International Group Inc.	3.750%	7/10/25	2,960	2,823
	American International Group Inc.	3.900%	4/1/26	6,750	6,479
	American International Group Inc.	4.200%	4/1/28	8,525	8,199
	American International Group Inc.	3.875%	1/15/35	8,425	7,259
	American International Group Inc.	4.700%	7/10/35	3,860	3,724
	American International Group Inc.	6.250%	5/1/36	12,905	14,096
	American International Group Inc.	4.500%	7/16/44	22,015	19,690
	American International Group Inc.	4.800%	7/10/45	3,175	2,934
	American International Group Inc.	4.750%	4/1/48	4,650	4,267
5	American International Group Inc.	5.750%	4/1/48	7,950	7,020
	American International Group Inc.	4.375%	1/15/55	10,040	8,430
5	American International Group Inc.	8.175%	5/15/68	2,900	3,458
	Anthem Inc.	4.350%	8/15/20	5,250	5,333
	Anthem Inc.	2.500%	11/21/20	1,125	1,108

Total Bond Market II Index Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Anthem Inc.	3.700%	8/15/21	5,530	5,566
	Anthem Inc.	3.125%	5/15/22	10,275	10,087
	Anthem Inc.	2.950%	12/1/22	6,500	6,327
	Anthem Inc.	3.300%	1/15/23	11,621	11,436
	Anthem Inc.	3.500%	8/15/24	11,182	10,872
	Anthem Inc.	3.350%	12/1/24	6,715	6,491
	Anthem Inc.	3.650%	12/1/27	12,800	12,229
	Anthem Inc.	4.101%	3/1/28	26,500	25,986
	Anthem Inc.	5.950%	12/15/34	1	1
	Anthem Inc.	5.850%	1/15/36	1,200	1,368
	Anthem Inc.	6.375%	6/15/37	5,175	6,184
	Anthem Inc.	4.625%	5/15/42	7,975	7,657
	Anthem Inc.	4.650%	1/15/43	3,700	3,599
	Anthem Inc.	5.100%	1/15/44	5,255	5,334
	Anthem Inc.	4.650%	8/15/44	3,437	3,316
	Anthem Inc.	4.375%	12/1/47	14,115	13,159
	Anthem Inc.	4.550%	3/1/48	7,000	6,707
	Anthem Inc.	4.850%	8/15/54	2,525	2,414
	Aon Corp.	5.000%	9/30/20	4,170	4,278
	Aon Corp.	4.500%	12/15/28	4,500	4,559
	Aon Corp.	6.250%	9/30/40	2,125	2,505
	Aon plc	2.800%	3/15/21	8,355	8,238
	Aon plc	4.000%	11/27/23	2,675	2,706
	Aon plc	3.500%	6/14/24	5,450	5,322
	Aon plc	3.875%	12/15/25	8,350	8,244
	Aon plc	4.600%	6/14/44	3,175	3,042
	Aon plc	4.750%	5/15/45	4,650	4,545
	Arch Capital Finance LLC	4.011%	12/15/26	6,025	5,999
	Arch Capital Finance LLC	5.031%	12/15/46	4,725	4,889
	Arch Capital Group Ltd.	7.350%	5/1/34	1,100	1,395
	Arch Capital Group US Inc.	5.144%	11/1/43	5,400	5,664
	Aspen Insurance Holdings Ltd.	4.650%	11/15/23	9,575	9,617
	Assurant Inc.	4.000%	3/15/23	6,975	6,938
	Assurant Inc.	4.200%	9/27/23	1,500	1,496
	Assurant Inc.	4.900%	3/27/28	1,600	1,600
	Assurant Inc.	6.750%	2/15/34	4,600	5,229
	Assured Guaranty US Holdings Inc.	5.000%	7/1/24	3,675	3,734
	Athene Holding Ltd.	4.125%	1/12/28	8,525	7,719
10	AXA Equitable Holdings Inc.	3.900%	4/20/23	2,403	2,382
	AXA Equitable Holdings Inc.	7.000%	4/1/28	1,860	2,123
10	AXA Equitable Holdings Inc.	4.350%	4/20/28	32,280	30,719
10	AXA Equitable Holdings Inc.	5.000%	4/20/48	16,100	14,128
	AXA SA	8.600%	12/15/30	9,320	11,578
	AXIS Specialty Finance LLC	5.875%	6/1/20	10,950	11,259
	AXIS Specialty Finance plc	4.000%	12/6/27	10,000	9,589
	Berkshire Hathaway Finance Corp.	2.900%	10/15/20	12,650	12,635
	Berkshire Hathaway Finance Corp.	4.250%	1/15/21	10,145	10,422
	Berkshire Hathaway Finance Corp.	3.000%	5/15/22	3,875	3,853
	Berkshire Hathaway Finance Corp.	5.750%	1/15/40	380	453
	Berkshire Hathaway Finance Corp.	4.400%	5/15/42	2,725	2,779
	Berkshire Hathaway Finance Corp.	4.300%	5/15/43	13,479	13,552
	Berkshire Hathaway Finance Corp.	4.200%	8/15/48	19,995	19,924
	Berkshire Hathaway Inc.	2.200%	3/15/21	25	25
	Berkshire Hathaway Inc.	3.750%	8/15/21	2,260	2,292

Total Bond Market II Index Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Berkshire Hathaway Inc.	3.400%	1/31/22	2,000	2,017
	Berkshire Hathaway Inc.	3.000%	2/11/23	4,000	3,964
	Berkshire Hathaway Inc.	2.750%	3/15/23	13,279	13,006
	Berkshire Hathaway Inc.	3.125%	3/15/26	33,300	32,229
	Berkshire Hathaway Inc.	4.500%	2/11/43	7,315	7,599
	Brighthouse Financial Inc.	3.700%	6/22/27	13,193	11,149
	Brighthouse Financial Inc.	4.700%	6/22/47	7,285	5,446
	Brown & Brown Inc.	4.200%	9/15/24	3,555	3,506
	Chubb Corp.	6.000%	5/11/37	1,450	1,749
	Chubb Corp.	6.500%	5/15/38	500	636
	Chubb INA Holdings Inc.	2.300%	11/3/20	3,525	3,462
	Chubb INA Holdings Inc.	2.875%	11/3/22	21,124	20,878
	Chubb INA Holdings Inc.	2.700%	3/13/23	5,060	4,913
	Chubb INA Holdings Inc.	3.350%	5/15/24	7,900	7,829
	Chubb INA Holdings Inc.	3.150%	3/15/25	5,750	5,605
	Chubb INA Holdings Inc.	3.350%	5/3/26	13,025	12,705
	Chubb INA Holdings Inc.	6.700%	5/15/36	675	866
	Chubb INA Holdings Inc.	4.150%	3/13/43	5,675	5,620
	Chubb INA Holdings Inc.	4.350%	11/3/45	19,711	20,262
10	Cigna Corp.	3.200%	9/17/20	14,650	14,601
10	Cigna Corp.	3.400%	9/17/21	13,585	13,536
10	Cigna Corp.	3.750%	7/15/23	10,000	9,919
10	Cigna Corp.	4.125%	11/15/25	12,010	12,015
10	Cigna Corp.	4.375%	10/15/28	22,460	22,563
10	Cigna Corp.	4.800%	8/15/38	9,900	9,726
10	Cigna Corp.	4.900%	12/15/48	23,190	22,822
	Cigna Holding Co.	5.125%	6/15/20	300	308
	Cigna Holding Co.	4.375%	12/15/20	200	203
	Cigna Holding Co.	4.500%	3/15/21	1,090	1,119
	Cigna Holding Co.	4.000%	2/15/22	4,585	4,609
	Cigna Holding Co.	3.250%	4/15/25	13,075	12,439
	Cigna Holding Co.	7.875%	5/15/27	362	453
	Cigna Holding Co.	3.050%	10/15/27	16,905	15,330
	Cigna Holding Co.	5.375%	2/15/42	1,300	1,379
	Cigna Holding Co.	3.875%	10/15/47	6,675	5,579
	Cincinnati Financial Corp.	6.920%	5/15/28	6,363	7,606
	CNA Financial Corp.	5.875%	8/15/20	3,190	3,304
	CNA Financial Corp.	5.750%	8/15/21	2,665	2,810
	CNA Financial Corp.	3.950%	5/15/24	4,325	4,249
	CNA Financial Corp.	4.500%	3/1/26	2,650	2,646
	CNA Financial Corp.	3.450%	8/15/27	5,000	4,628
	Coventry Health Care Inc.	5.450%	6/15/21	3,810	3,940
	Enstar Group Ltd.	4.500%	3/10/22	1,750	1,752
	Everest Reinsurance Holdings Inc.	4.868%	6/1/44	3,225	3,236
10	Fairfax Financial Holdings Ltd.	4.850%	4/17/28	4,000	3,854
	First American Financial Corp.	4.600%	11/15/24	4,650	4,698
	Hanover Insurance Group Inc.	4.500%	4/15/26	3,020	3,026
	Hartford Financial Services Group Inc.	5.500%	3/30/20	4,100	4,192
	Hartford Financial Services Group Inc.	5.125%	4/15/22	8,350	8,707
	Hartford Financial Services Group Inc.	5.950%	10/15/36	500	558
	Hartford Financial Services Group Inc.	6.100%	10/1/41	5,400	6,182
	Hartford Financial Services Group Inc.	6.625%	4/15/42	1,793	2,193
	Humana Inc.	3.150%	12/1/22	4,825	4,671
	Humana Inc.	3.850%	10/1/24	15,550	15,315

Total Bond Market II Index Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Humana Inc.	3.950%	3/15/27	8,400	8,229
	Humana Inc.	4.625%	12/1/42	4,680	4,654
	Humana Inc.	4.950%	10/1/44	5,025	5,140
	Humana Inc.	4.800%	3/15/47	1,325	1,302
	Kemper Corp.	4.350%	2/15/25	1,500	1,478
	Lincoln National Corp.	6.250%	2/15/20	4,895	5,044
	Lincoln National Corp.	4.850%	6/24/21	12	12
	Lincoln National Corp.	4.200%	3/15/22	4,825	4,912
	Lincoln National Corp.	4.000%	9/1/23	3,200	3,223
	Lincoln National Corp.	3.350%	3/9/25	225	217
	Lincoln National Corp.	3.625%	12/12/26	9,925	9,544
	Lincoln National Corp.	3.800%	3/1/28	9,750	9,366
	Lincoln National Corp.	6.150%	4/7/36	2,526	2,931
	Lincoln National Corp.	6.300%	10/9/37	2,550	3,036
	Lincoln National Corp.	7.000%	6/15/40	200	252
	Lincoln National Corp.	4.350%	3/1/48	925	842
	Loews Corp.	2.625%	5/15/23	9,675	9,420
	Loews Corp.	6.000%	2/1/35	3,025	3,420
	Loews Corp.	4.125%	5/15/43	4,065	3,726
	Manulife Financial Corp.	4.900%	9/17/20	5,200	5,343
	Manulife Financial Corp.	4.150%	3/4/26	8,575	8,656
5	Manulife Financial Corp.	4.061%	2/24/32	6,640	6,250
	Manulife Financial Corp.	5.375%	3/4/46	6,475	7,036
	Markel Corp.	4.900%	7/1/22	4,665	4,772
	Markel Corp.	3.500%	11/1/27	4,225	3,998
	Markel Corp.	5.000%	4/5/46	4,150	4,069
	Markel Corp.	4.300%	11/1/47	2,200	1,950
	Marsh & McLennan Cos. Inc.	2.350%	3/6/20	5,575	5,509
	Marsh & McLennan Cos. Inc.	4.800%	7/15/21	2,265	2,325
	Marsh & McLennan Cos. Inc.	2.750%	1/30/22	4,300	4,156
	Marsh & McLennan Cos. Inc.	3.300%	3/14/23	8,212	8,076
	Marsh & McLennan Cos. Inc.	3.500%	6/3/24	2,600	2,547
	Marsh & McLennan Cos. Inc.	3.500%	3/10/25	4,225	4,113
	Marsh & McLennan Cos. Inc.	3.750%	3/14/26	5,150	5,062
	Marsh & McLennan Cos. Inc.	5.875%	8/1/33	3,675	4,218
	Marsh & McLennan Cos. Inc.	4.350%	1/30/47	3,225	3,034
	Marsh & McLennan Cos. Inc.	4.200%	3/1/48	4,350	3,955
	Mercury General Corp.	4.400%	3/15/27	3,265	3,159
	MetLife Inc.	4.750%	2/8/21	2,591	2,655
	MetLife Inc.	3.048%	12/15/22	8,850	8,700
	MetLife Inc.	4.368%	9/15/23	275	286
	MetLife Inc.	3.600%	4/10/24	15,943	15,961
	MetLife Inc.	3.000%	3/1/25	5,475	5,243
	MetLife Inc.	3.600%	11/13/25	7,975	7,871
	MetLife Inc.	6.500%	12/15/32	225	282
	MetLife Inc.	6.375%	6/15/34	2,195	2,662
	MetLife Inc.	5.700%	6/15/35	7,660	8,707
	MetLife Inc.	5.875%	2/6/41	6,720	7,794
	MetLife Inc.	4.125%	8/13/42	7,275	6,816
	MetLife Inc.	4.875%	11/13/43	8,719	8,988
	MetLife Inc.	4.721%	12/15/44	5,350	5,453
	MetLife Inc.	4.050%	3/1/45	10,325	9,519
	MetLife Inc.	4.600%	5/13/46	8,016	8,036
5	MetLife Inc.	6.400%	12/15/66	15,731	15,987

Total Bond Market II Index Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
[5]	MetLife Inc.	10.750%	8/1/69	500	728
[10]	Metropolitan Life Global Funding I	2.000%	4/14/20	100	99
	Munich Re America Corp.	7.450%	12/15/26	1,200	1,454
[5]	Nationwide Financial Services Inc.	6.750%	5/15/87	300	303
	Old Republic International Corp.	4.875%	10/1/24	4,550	4,704
	Old Republic International Corp.	3.875%	8/26/26	4,560	4,277
	PartnerRe Finance B LLC	5.500%	6/1/20	9,458	9,753
	Primerica Inc.	4.750%	7/15/22	2,000	2,053
	Principal Financial Group Inc.	3.400%	5/15/25	4,000	3,885
	Principal Financial Group Inc.	3.100%	11/15/26	14,485	13,495
	Principal Financial Group Inc.	4.350%	5/15/43	375	349
	Principal Financial Group Inc.	4.300%	11/15/46	5,589	5,240
[5]	Principal Financial Group Inc.	4.700%	5/15/55	2,700	2,602
	Progressive Corp.	3.750%	8/23/21	10,555	10,648
	Progressive Corp.	2.450%	1/15/27	5,850	5,347
	Progressive Corp.	6.625%	3/1/29	2,150	2,618
	Progressive Corp.	4.350%	4/25/44	1,844	1,848
	Progressive Corp.	4.125%	4/15/47	13,275	13,016
	Progressive Corp.	4.200%	3/15/48	6,250	6,197
	Prudential Financial Inc.	5.375%	6/21/20	8,295	8,553
	Prudential Financial Inc.	4.500%	11/15/20	5,000	5,131
	Prudential Financial Inc.	4.500%	11/16/21	675	698
	Prudential Financial Inc.	3.500%	5/15/24	1,175	1,181
	Prudential Financial Inc.	3.878%	3/27/28	4,500	4,532
	Prudential Financial Inc.	5.750%	7/15/33	2,630	3,009
	Prudential Financial Inc.	5.700%	12/14/36	7,720	8,715
	Prudential Financial Inc.	6.625%	12/1/37	3,250	3,934
	Prudential Financial Inc.	6.625%	6/21/40	3,020	3,701
	Prudential Financial Inc.	6.200%	11/15/40	300	356
[5]	Prudential Financial Inc.	5.875%	9/15/42	11,936	12,168
[5]	Prudential Financial Inc.	5.625%	6/15/43	18,625	18,369
	Prudential Financial Inc.	5.100%	8/15/43	2,775	2,947
[5]	Prudential Financial Inc.	5.200%	3/15/44	2,350	2,203
	Prudential Financial Inc.	4.600%	5/15/44	15,600	15,637
[5]	Prudential Financial Inc.	5.375%	5/15/45	4,850	4,553
[5]	Prudential Financial Inc.	4.500%	9/15/47	1,500	1,277
	Prudential Financial Inc.	3.905%	12/7/47	8,143	7,302
	Prudential Financial Inc.	4.418%	3/27/48	250	247
[5]	Prudential Financial Inc.	5.700%	9/15/48	9,000	8,308
	Prudential Financial Inc.	3.935%	12/7/49	5,384	4,836
	Reinsurance Group of America Inc.	5.000%	6/1/21	5,766	5,975
	Reinsurance Group of America Inc.	4.700%	9/15/23	1,400	1,457
	Reinsurance Group of America Inc.	3.950%	9/15/26	500	486
[10]	Reliance Standard Life Global Funding II	2.500%	1/15/20	350	347
	RenaissanceRe Finance Inc.	3.700%	4/1/25	2,500	2,459
	RenaissanceRe Finance Inc.	3.450%	7/1/27	1,600	1,525
	Sompo International Holdings Ltd.	4.700%	10/15/22	9,375	9,544
	Sompo International Holdings Ltd.	7.000%	7/15/34	3,504	4,064
	Swiss Re Solutions Holding Corp.	7.000%	2/15/26	2,175	2,567
	Torchmark Corp.	4.550%	9/15/28	3,200	3,254
	Transatlantic Holdings Inc.	8.000%	11/30/39	4,125	5,649
	Travelers Cos. Inc.	3.900%	11/1/20	1,820	1,847
	Travelers Cos. Inc.	6.750%	6/20/36	1,125	1,452
	Travelers Cos. Inc.	6.250%	6/15/37	7,090	8,804

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Travelers Cos. Inc.	5.350%	11/1/40	4,145	4,742
Travelers Cos. Inc.	4.600%	8/1/43	2,920	3,046
Travelers Cos. Inc.	4.300%	8/25/45	500	503
Travelers Cos. Inc.	3.750%	5/15/46	4,925	4,526
Travelers Cos. Inc.	4.000%	5/30/47	12,600	12,121
Trinity Acquisition plc	4.400%	3/15/26	4,725	4,700
UnitedHealth Group Inc.	2.700%	7/15/20	8,425	8,391
UnitedHealth Group Inc.	1.950%	10/15/20	18,350	18,021
UnitedHealth Group Inc.	3.875%	10/15/20	1,975	2,000
UnitedHealth Group Inc.	4.700%	2/15/21	5,735	5,901
UnitedHealth Group Inc.	2.125%	3/15/21	2,575	2,521
UnitedHealth Group Inc.	3.150%	6/15/21	2,000	2,002
UnitedHealth Group Inc.	3.375%	11/15/21	270	272
UnitedHealth Group Inc.	2.875%	12/15/21	4,400	4,371
UnitedHealth Group Inc.	2.875%	3/15/22	3,300	3,275
UnitedHealth Group Inc.	3.350%	7/15/22	10,475	10,507
UnitedHealth Group Inc.	2.375%	10/15/22	10,000	9,684
UnitedHealth Group Inc.	2.750%	2/15/23	3,600	3,526
UnitedHealth Group Inc.	2.875%	3/15/23	8,005	7,879
UnitedHealth Group Inc.	3.500%	6/15/23	4,000	4,032
UnitedHealth Group Inc.	3.750%	7/15/25	28,438	28,722
UnitedHealth Group Inc.	3.100%	3/15/26	7,275	7,052
UnitedHealth Group Inc.	3.450%	1/15/27	8,000	7,930
UnitedHealth Group Inc.	3.375%	4/15/27	10,825	10,731
UnitedHealth Group Inc.	2.950%	10/15/27	9,225	8,726
UnitedHealth Group Inc.	3.850%	6/15/28	5,000	5,057
UnitedHealth Group Inc.	3.875%	12/15/28	3,250	3,293
UnitedHealth Group Inc.	4.625%	7/15/35	2,900	3,080
UnitedHealth Group Inc.	5.800%	3/15/36	3,300	3,887
UnitedHealth Group Inc.	6.500%	6/15/37	725	926
UnitedHealth Group Inc.	6.625%	11/15/37	5,100	6,619
UnitedHealth Group Inc.	6.875%	2/15/38	13,845	18,043
UnitedHealth Group Inc.	5.950%	2/15/41	1,575	1,912
UnitedHealth Group Inc.	4.625%	11/15/41	4,205	4,416
UnitedHealth Group Inc.	4.375%	3/15/42	1,775	1,806
UnitedHealth Group Inc.	3.950%	10/15/42	4,400	4,222
UnitedHealth Group Inc.	4.250%	3/15/43	5,775	5,754
UnitedHealth Group Inc.	4.750%	7/15/45	13,098	13,910
UnitedHealth Group Inc.	4.200%	1/15/47	11,150	11,034
UnitedHealth Group Inc.	4.250%	4/15/47	11,175	11,060
UnitedHealth Group Inc.	3.750%	10/15/47	6,700	6,187
UnitedHealth Group Inc.	4.250%	6/15/48	11,853	11,891
UnitedHealth Group Inc.	4.450%	12/15/48	3,775	3,869
Unum Group	5.625%	9/15/20	625	641
Unum Group	4.000%	3/15/24	3,300	3,250
Unum Group	5.750%	8/15/42	3,638	3,600
Voya Financial Inc.	3.125%	7/15/24	9,414	8,823
Voya Financial Inc.	3.650%	6/15/26	3,000	2,843
Voya Financial Inc.	5.700%	7/15/43	4,600	5,105
Voya Financial Inc.	4.800%	6/15/46	1,335	1,270
Willis North America Inc.	3.600%	5/15/24	5,910	5,737
Willis North America Inc.	4.500%	9/15/28	2,800	2,730
Willis North America Inc.	5.050%	9/15/48	2,000	1,969
Willis Towers Watson plc	5.750%	3/15/21	1,385	1,434

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
WR Berkley Corp.	5.375%	9/15/20	375	386
WR Berkley Corp.	4.625%	3/15/22	6,400	6,583
WR Berkley Corp.	6.250%	2/15/37	150	172
WR Berkley Corp.	4.750%	8/1/44	2,855	2,808
XLIT Ltd.	4.450%	3/31/25	2,450	2,434
XLIT Ltd.	6.250%	5/15/27	2,242	2,569
XLIT Ltd.	5.250%	12/15/43	4,850	5,239
XLIT Ltd.	5.500%	3/31/45	4,350	4,541

Other Finance (0.0%)
Jones Lang LaSalle Inc.	4.400%	11/15/22	1,150	1,161
ORIX Corp.	2.900%	7/18/22	2,800	2,732
ORIX Corp.	3.250%	12/4/24	2,000	1,925
ORIX Corp.	3.700%	7/18/27	8,150	7,839

Real Estate Investment Trusts (0.7%)
Alexandria Real Estate Equities Inc.	2.750%	1/15/20	1,885	1,870
Alexandria Real Estate Equities Inc.	4.600%	4/1/22	1,925	1,974
Alexandria Real Estate Equities Inc.	3.900%	6/15/23	665	669
Alexandria Real Estate Equities Inc.	4.000%	1/15/24	2,500	2,524
Alexandria Real Estate Equities Inc.	3.450%	4/30/25	5,275	5,072
Alexandria Real Estate Equities Inc.	4.300%	1/15/26	2,550	2,552
Alexandria Real Estate Equities Inc.	3.950%	1/15/27	2,300	2,228
Alexandria Real Estate Equities Inc.	3.950%	1/15/28	4,030	3,871
Alexandria Real Estate Equities Inc.	4.500%	7/30/29	2,375	2,374
Alexandria Real Estate Equities Inc.	4.700%	7/1/30	6,275	6,350
American Campus Communities Operating Partnership LP	3.350%	10/1/20	2,470	2,460
American Campus Communities Operating Partnership LP	4.125%	7/1/24	2,375	2,377
American Campus Communities Operating Partnership LP	3.625%	11/15/27	3,075	2,881
American Homes 4 Rent LP	4.250%	2/15/28	1,120	1,078
AvalonBay Communities Inc.	3.625%	10/1/20	4,000	4,019
AvalonBay Communities Inc.	2.950%	9/15/22	75	74
AvalonBay Communities Inc.	2.850%	3/15/23	4,890	4,786
AvalonBay Communities Inc.	4.200%	12/15/23	1,680	1,734
AvalonBay Communities Inc.	3.500%	11/15/24	850	847
AvalonBay Communities Inc.	3.450%	6/1/25	4,295	4,240
AvalonBay Communities Inc.	2.950%	5/11/26	4,000	3,799
AvalonBay Communities Inc.	2.900%	10/15/26	4,750	4,472
AvalonBay Communities Inc.	3.350%	5/15/27	5,000	4,820
AvalonBay Communities Inc.	3.200%	1/15/28	4,025	3,822
AvalonBay Communities Inc.	4.350%	4/15/48	2,510	2,493
Boston Properties LP	5.625%	11/15/20	6,450	6,674
Boston Properties LP	4.125%	5/15/21	4,130	4,175
Boston Properties LP	3.850%	2/1/23	8,325	8,304
Boston Properties LP	3.125%	9/1/23	1,771	1,713
Boston Properties LP	3.800%	2/1/24	1,100	1,096
Boston Properties LP	3.200%	1/15/25	4,075	3,888
Boston Properties LP	3.650%	2/1/26	6,800	6,583
Boston Properties LP	2.750%	10/1/26	2,300	2,082
Brandywine Operating Partnership LP	3.950%	2/15/23	5,475	5,508
Brandywine Operating Partnership LP	3.950%	11/15/27	17,505	16,688

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Brixmor Operating Partnership LP	3.875%	8/15/22	4,050	4,039
Brixmor Operating Partnership LP	3.250%	9/15/23	1,475	1,426
Brixmor Operating Partnership LP	3.650%	6/15/24	2,000	1,940
Brixmor Operating Partnership LP	3.850%	2/1/25	12,275	11,863
Brixmor Operating Partnership LP	4.125%	6/15/26	2,750	2,652
Brixmor Operating Partnership LP	3.900%	3/15/27	3,525	3,338
Camden Property Trust	4.625%	6/15/21	1,025	1,053
Camden Property Trust	2.950%	12/15/22	5,575	5,463
Camden Property Trust	4.100%	10/15/28	1,975	1,999
Columbia Property Trust Operating Partnership LP	4.150%	4/1/25	4,000	3,927
Columbia Property Trust Operating Partnership LP	3.650%	8/15/26	5,475	5,145
Corporate Office Properties LP	3.700%	6/15/21	6,375	6,334
Corporate Office Properties LP	3.600%	5/15/23	1,600	1,553
Corporate Office Properties LP	5.250%	2/15/24	675	699
CubeSmart LP	4.375%	12/15/23	6,650	6,803
CubeSmart LP	4.000%	11/15/25	1,375	1,346
CubeSmart LP	3.125%	9/1/26	2,425	2,225
Digital Realty Trust LP	3.400%	10/1/20	3,850	3,834
Digital Realty Trust LP	5.250%	3/15/21	5,690	5,858
Digital Realty Trust LP	3.950%	7/1/22	7,725	7,761
Digital Realty Trust LP	3.625%	10/1/22	3,675	3,647
Digital Realty Trust LP	2.750%	2/1/23	2,400	2,292
Digital Realty Trust LP	4.750%	10/1/25	4,650	4,764
Digital Realty Trust LP	3.700%	8/15/27	5,350	5,059
Digital Realty Trust LP	4.450%	7/15/28	12,000	11,948
Duke Realty LP	3.875%	2/15/21	10,000	10,094
Duke Realty LP	3.875%	10/15/22	6,350	6,411
Duke Realty LP	3.625%	4/15/23	1,740	1,732
Duke Realty LP	3.750%	12/1/24	1,500	1,489
Duke Realty LP	4.000%	9/15/28	2,025	2,014
EPR Properties	5.750%	8/15/22	3,110	3,268
EPR Properties	5.250%	7/15/23	3,375	3,472
EPR Properties	4.500%	4/1/25	7,023	6,915
EPR Properties	4.750%	12/15/26	1,100	1,090
EPR Properties	4.500%	6/1/27	245	236
EPR Properties	4.950%	4/15/28	6,850	6,761
ERP Operating LP	4.750%	7/15/20	5,510	5,618
ERP Operating LP	4.625%	12/15/21	1,459	1,512
ERP Operating LP	3.000%	4/15/23	1,675	1,655
ERP Operating LP	3.375%	6/1/25	300	295
ERP Operating LP	2.850%	11/1/26	9,175	8,639
ERP Operating LP	3.500%	3/1/28	7,000	6,825
ERP Operating LP	4.150%	12/1/28	3,200	3,272
ERP Operating LP	4.500%	7/1/44	4,200	4,257
ERP Operating LP	4.500%	6/1/45	3,750	3,825
ERP Operating LP	4.000%	8/1/47	2,800	2,618
Essex Portfolio LP	5.200%	3/15/21	1,750	1,806
Essex Portfolio LP	3.375%	1/15/23	1,000	987
Essex Portfolio LP	3.250%	5/1/23	1,425	1,400
Essex Portfolio LP	3.875%	5/1/24	350	351
Essex Portfolio LP	3.500%	4/1/25	8,950	8,697
Essex Portfolio LP	3.375%	4/15/26	3,200	3,048

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Essex Portfolio LP	4.500%	3/15/48	6,300	6,090
Federal Realty Investment Trust	2.750%	6/1/23	2,650	2,558
Federal Realty Investment Trust	3.250%	7/15/27	4,725	4,485
Federal Realty Investment Trust	4.500%	12/1/44	6,625	6,685
HCP Inc.	2.625%	2/1/20	5,425	5,394
HCP Inc.	3.150%	8/1/22	3,375	3,289
HCP Inc.	4.000%	12/1/22	6,428	6,419
HCP Inc.	4.250%	11/15/23	6,750	6,762
HCP Inc.	4.200%	3/1/24	7,850	7,836
HCP Inc.	3.875%	8/15/24	4,350	4,274
HCP Inc.	3.400%	2/1/25	4,850	4,572
HCP Inc.	4.000%	6/1/25	425	416
HCP Inc.	6.750%	2/1/41	1,496	1,836
Healthcare Realty Trust Inc.	3.750%	4/15/23	5,000	4,932
Healthcare Realty Trust Inc.	3.625%	1/15/28	1,500	1,409
Healthcare Trust of America Holdings LP	3.375%	7/15/21	4,575	4,541
Healthcare Trust of America Holdings LP	2.950%	7/1/22	6,200	6,001
Healthcare Trust of America Holdings LP	3.700%	4/15/23	2,600	2,561
Healthcare Trust of America Holdings LP	3.500%	8/1/26	2,300	2,164
Healthcare Trust of America Holdings LP	3.750%	7/1/27	4,425	4,194
Highwoods Realty LP	3.200%	6/15/21	9,209	9,115
Highwoods Realty LP	3.875%	3/1/27	3,850	3,760
Highwoods Realty LP	4.125%	3/15/28	2,900	2,841
Hospitality Properties Trust	4.250%	2/15/21	50	50
Hospitality Properties Trust	4.500%	6/15/23	3,211	3,224
Hospitality Properties Trust	4.650%	3/15/24	3,525	3,511
Hospitality Properties Trust	4.500%	3/15/25	1,550	1,510
Hospitality Properties Trust	5.250%	2/15/26	1,960	1,964
Hospitality Properties Trust	4.950%	2/15/27	4,000	3,904
Hospitality Properties Trust	3.950%	1/15/28	3,925	3,544
Hospitality Properties Trust	4.375%	2/15/30	17,000	15,576
Host Hotels & Resorts LP	6.000%	10/1/21	3,000	3,155
Host Hotels & Resorts LP	5.250%	3/15/22	5,794	6,054
Host Hotels & Resorts LP	3.750%	10/15/23	6,034	5,869
Host Hotels & Resorts LP	3.875%	4/1/24	2,800	2,777
Host Hotels & Resorts LP	4.000%	6/15/25	1,100	1,075
Hudson Pacific Properties LP	3.950%	11/1/27	2,500	2,302
Kilroy Realty LP	3.800%	1/15/23	10,550	10,496
Kilroy Realty LP	3.450%	12/15/24	2,000	1,930
Kilroy Realty LP	4.375%	10/1/25	800	799
Kilroy Realty LP	4.750%	12/15/28	2,150	2,200
Kilroy Realty LP	4.250%	8/15/29	2,975	2,906
Kimco Realty Corp.	3.200%	5/1/21	125	124
Kimco Realty Corp.	3.400%	11/1/22	7,275	7,165
Kimco Realty Corp.	3.125%	6/1/23	875	846
Kimco Realty Corp.	3.300%	2/1/25	3,125	2,974
Kimco Realty Corp.	2.800%	10/1/26	1,893	1,703
Kimco Realty Corp.	3.800%	4/1/27	5,175	4,984
Kimco Realty Corp.	4.125%	12/1/46	400	348
Kimco Realty Corp.	4.450%	9/1/47	2,350	2,147
Kite Realty Group LP	4.000%	10/1/26	7,900	7,256
Liberty Property LP	4.750%	10/1/20	1,535	1,565
Liberty Property LP	3.375%	6/15/23	1,850	1,818
Liberty Property LP	4.400%	2/15/24	3,979	4,082

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Liberty Property LP	3.750%	4/1/25	5,675	5,564
Life Storage LP	3.875%	12/15/27	1,000	950
Life Storage LP	3.500%	7/1/26	10,625	9,984
Mid-America Apartments LP	4.300%	10/15/23	2,400	2,449
Mid-America Apartments LP	3.750%	6/15/24	2,725	2,700
Mid-America Apartments LP	4.000%	11/15/25	75	75
Mid-America Apartments LP	3.600%	6/1/27	7,770	7,476
National Retail Properties Inc.	3.800%	10/15/22	1,600	1,603
National Retail Properties Inc.	3.300%	4/15/23	900	882
National Retail Properties Inc.	3.900%	6/15/24	2,750	2,746
National Retail Properties Inc.	4.000%	11/15/25	2,875	2,852
National Retail Properties Inc.	3.600%	12/15/26	2,375	2,286
National Retail Properties Inc.	3.500%	10/15/27	5,050	4,801
National Retail Properties Inc.	4.300%	10/15/28	2,500	2,509
National Retail Properties Inc.	4.800%	10/15/48	2,275	2,218
Office Properties Income Trust	4.000%	7/15/22	2,725	2,679
Omega Healthcare Investors Inc.	4.375%	8/1/23	18,025	17,980
Omega Healthcare Investors Inc.	4.950%	4/1/24	3,325	3,350
Omega Healthcare Investors Inc.	4.500%	1/15/25	3,250	3,177
Omega Healthcare Investors Inc.	5.250%	1/15/26	5,250	5,316
Omega Healthcare Investors Inc.	4.500%	4/1/27	7,375	7,052
Omega Healthcare Investors Inc.	4.750%	1/15/28	4,180	4,076
Physicians Realty LP	4.300%	3/15/27	6,400	6,218
Physicians Realty LP	3.950%	1/15/28	3,000	2,833
Piedmont Operating Partnership LP	3.400%	6/1/23	6,150	5,978
Piedmont Operating Partnership LP	4.450%	3/15/24	1,750	1,769
Prologis LP	4.250%	8/15/23	1,800	1,860
Prologis LP	3.750%	11/1/25	1,300	1,305
Prologis LP	3.875%	9/15/28	2,500	2,534
Prologis LP	4.375%	9/15/48	3,500	3,531
Public Storage	2.370%	9/15/22	5,510	5,315
Public Storage	3.094%	9/15/27	2,600	2,442
Realty Income Corp.	3.250%	10/15/22	9,900	9,786
Realty Income Corp.	4.650%	8/1/23	1,825	1,899
Realty Income Corp.	3.875%	7/15/24	1,950	1,955
Realty Income Corp.	3.875%	4/15/25	6,840	6,828
Realty Income Corp.	4.125%	10/15/26	10,420	10,481
Realty Income Corp.	3.000%	1/15/27	5,750	5,341
Realty Income Corp.	3.650%	1/15/28	4,725	4,581
Realty Income Corp.	4.650%	3/15/47	8,855	9,064
Regency Centers Corp.	3.750%	11/15/22	2,000	1,994
Regency Centers LP	4.800%	4/15/21	2,000	2,044
Regency Centers LP	3.600%	2/1/27	1,950	1,863
Regency Centers LP	4.125%	3/15/28	1,375	1,355
Regency Centers LP	4.400%	2/1/47	5,650	5,311
Sabra Health Care LP	5.125%	8/15/26	500	462
Select Income REIT	4.150%	2/1/22	1,975	1,956
Select Income REIT	4.500%	2/1/25	5,916	5,577
Senior Housing Properties Trust	4.750%	2/15/28	2,370	2,211
Simon Property Group LP	2.500%	9/1/20	4,800	4,751
Simon Property Group LP	4.375%	3/1/21	1,645	1,683
Simon Property Group LP	2.500%	7/15/21	2,000	1,967
Simon Property Group LP	4.125%	12/1/21	17,150	17,583
Simon Property Group LP	2.350%	1/30/22	3,525	3,429

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Simon Property Group LP	3.375%	3/15/22	1,675	1,674
Simon Property Group LP	2.625%	6/15/22	10,000	9,731
Simon Property Group LP	2.750%	2/1/23	3,625	3,516
Simon Property Group LP	2.750%	6/1/23	6,000	5,820
Simon Property Group LP	3.750%	2/1/24	5,000	5,035
Simon Property Group LP	3.500%	9/1/25	2,800	2,747
Simon Property Group LP	3.300%	1/15/26	6,080	5,859
Simon Property Group LP	3.250%	11/30/26	2,800	2,674
Simon Property Group LP	3.375%	6/15/27	8,780	8,417
Simon Property Group LP	3.375%	12/1/27	4,700	4,503
Simon Property Group LP	6.750%	2/1/40	4,550	5,853
Simon Property Group LP	4.750%	3/15/42	2,010	2,084
Simon Property Group LP	4.250%	10/1/44	200	194
Simon Property Group LP	4.250%	11/30/46	6,950	6,717
SITE Center Corp.	3.625%	2/1/25	3,500	3,343
SITE Center Corp.	4.250%	2/1/26	1,700	1,676
SITE Centers Corp.	4.625%	7/15/22	1,498	1,537
SITE Centers Corp.	3.900%	8/15/24	5,825	5,693
SITE Centers Corp.	4.700%	6/1/27	16,150	16,243
SL Green Operating Partnership LP	3.250%	10/15/22	3,300	3,189
STORE Capital Corp.	4.500%	3/15/28	3,195	3,102
Tanger Properties LP	3.750%	12/1/24	1,000	969
Tanger Properties LP	3.125%	9/1/26	4,710	4,202
Tanger Properties LP	3.875%	7/15/27	2,600	2,439
UDR Inc.	3.700%	10/1/20	1,000	1,004
UDR Inc.	4.625%	1/10/22	8,350	8,572
UDR Inc.	2.950%	9/1/26	4,400	4,088
UDR Inc.	3.500%	7/1/27	5,250	5,002
UDR Inc.	3.500%	1/15/28	5,075	4,808
Ventas Realty LP	3.100%	1/15/23	4,120	4,006
Ventas Realty LP	3.125%	6/15/23	7,060	6,859
Ventas Realty LP	3.750%	5/1/24	2,325	2,290
Ventas Realty LP	4.125%	1/15/26	1,825	1,823
Ventas Realty LP	3.250%	10/15/26	9,075	8,475
Ventas Realty LP	3.850%	4/1/27	2,075	1,992
Ventas Realty LP	4.000%	3/1/28	12,985	12,610
Ventas Realty LP	4.400%	1/15/29	4,000	3,985
Ventas Realty LP	5.700%	9/30/43	1,000	1,091
Ventas Realty LP	4.375%	2/1/45	3,000	2,761
Ventas Realty LP / Ventas Capital Corp.	2.700%	4/1/20	2,375	2,353
Ventas Realty LP / Ventas Capital Corp.	4.250%	3/1/22	1,300	1,324
Ventas Realty LP / Ventas Capital Corp.	3.250%	8/15/22	6,877	6,780
VEREIT Operating Partnership LP	4.125%	6/1/21	3,475	3,500
VEREIT Operating Partnership LP	4.600%	2/6/24	2,550	2,552
VEREIT Operating Partnership LP	4.625%	11/1/25	4,900	4,908
VEREIT Operating Partnership LP	4.875%	6/1/26	2,925	2,921
VEREIT Operating Partnership LP	3.950%	8/15/27	10,100	9,367
Vornado Realty LP	5.000%	1/15/22	5,500	5,694
Vornado Realty LP	3.500%	1/15/25	2,425	2,341
Washington Prime Group LP	3.850%	4/1/20	3,975	3,918
Washington Prime Group LP	5.950%	8/15/24	1,500	1,325
Washington REIT	4.950%	10/1/20	800	813
Washington REIT	3.950%	10/15/22	1,050	1,056

Total Bond Market II Index Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
10	WEA Finance LLC / Westfield UK & Europe Finance plc	3.750%	9/17/24	500	496
	Weingarten Realty Investors	3.375%	10/15/22	8,375	8,260
	Weingarten Realty Investors	3.500%	4/15/23	2,200	2,163
	Weingarten Realty Investors	4.450%	1/15/24	600	613
	Weingarten Realty Investors	3.850%	6/1/25	900	880
	Welltower Inc.	4.950%	1/15/21	5,340	5,470
	Welltower Inc.	5.250%	1/15/22	3,440	3,577
	Welltower Inc.	3.750%	3/15/23	16,519	16,482
	Welltower Inc.	3.950%	9/1/23	3,475	3,481
	Welltower Inc.	4.000%	6/1/25	12,375	12,199
	Welltower Inc.	4.250%	4/1/26	9,775	9,759
	Welltower Inc.	4.250%	4/15/28	1,525	1,507
	Welltower Inc.	6.500%	3/15/41	1,250	1,477
	Welltower Inc.	5.125%	3/15/43	950	966
	Welltower Inc.	4.950%	9/1/48	4,500	4,417
	WP Carey Inc.	4.600%	4/1/24	3,980	4,019
	WP Carey Inc.	4.000%	2/1/25	1,250	1,217
	WP Carey Inc.	4.250%	10/1/26	2,350	2,288
					13,556,044
Industrial (16.2%)
	Basic Industry (0.8%)
	Air Products & Chemicals Inc.	3.000%	11/3/21	9,710	9,679
	Air Products & Chemicals Inc.	3.350%	7/31/24	8,445	8,306
	Airgas Inc.	3.650%	7/15/24	7,725	7,772
	Albemarle Corp.	4.150%	12/1/24	3,300	3,333
	Albemarle Corp.	5.450%	12/1/44	2,865	2,844
	ArcelorMittal	5.125%	6/1/20	5,000	5,083
	ArcelorMittal	6.250%	2/25/22	2,923	3,091
	ArcelorMittal	6.125%	6/1/25	5,000	5,219
	ArcelorMittal	7.000%	10/15/39	1,000	1,051
	Barrick Gold Corp.	6.450%	10/15/35	1,050	1,193
	Barrick Gold Corp.	5.250%	4/1/42	9,150	9,197
	Barrick North America Finance LLC	5.700%	5/30/41	9,345	9,919
	Barrick North America Finance LLC	5.750%	5/1/43	5,750	6,141
	Barrick PD Australia Finance Pty Ltd.	5.950%	10/15/39	11,884	12,692
	BHP Billiton Finance USA Ltd.	2.875%	2/24/22	12,890	12,778
	BHP Billiton Finance USA Ltd.	3.850%	9/30/23	1,675	1,716
	BHP Billiton Finance USA Ltd.	6.420%	3/1/26	100	116
	BHP Billiton Finance USA Ltd.	4.125%	2/24/42	4,020	3,843
	BHP Billiton Finance USA Ltd.	5.000%	9/30/43	20,890	22,897
10	Braskem America Finance Co.	7.125%	7/22/41	200	218
	Braskem Finance Ltd.	6.450%	2/3/24	2,500	2,631
	Cabot Corp.	3.700%	7/15/22	400	402
	Celanese US Holdings LLC	5.875%	6/15/21	3,950	4,144
	Celulosa Arauco y Constitucion SA	7.250%	7/29/19	625	640
	Celulosa Arauco y Constitucion SA	5.000%	1/21/21	4,425	4,482
	Celulosa Arauco y Constitucion SA	4.750%	1/11/22	8,650	8,760
	Celulosa Arauco y Constitucion SA	3.875%	11/2/27	8,666	7,955
	Celulosa Arauco y Constitucion SA	5.500%	11/2/47	8,500	8,030
	Domtar Corp.	6.750%	2/15/44	3,600	3,665
	Dow Chemical Co.	4.250%	11/15/20	10,040	10,185
	Dow Chemical Co.	4.125%	11/15/21	15,515	15,735
	Dow Chemical Co.	3.000%	11/15/22	17,100	16,583

Total Bond Market II Index Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Dow Chemical Co.	3.500%	10/1/24	5,700	5,499
[10]	Dow Chemical Co.	4.550%	11/30/25	4,500	4,581
[10]	Dow Chemical Co.	4.800%	11/30/28	4,625	4,707
	Dow Chemical Co.	7.375%	11/1/29	2,000	2,405
	Dow Chemical Co.	4.250%	10/1/34	5,525	4,969
	Dow Chemical Co.	9.400%	5/15/39	9,820	14,082
	Dow Chemical Co.	5.250%	11/15/41	3,515	3,435
	Dow Chemical Co.	4.375%	11/15/42	11,630	10,220
	Dow Chemical Co.	4.625%	10/1/44	1,600	1,440
[10]	Dow Chemical Co.	5.550%	11/30/48	7,375	7,526
	DowDuPont Inc.	3.766%	11/15/20	12,025	12,143
	DowDuPont Inc.	4.205%	11/15/23	19,000	19,411
	DowDuPont Inc.	4.493%	11/15/25	12,000	12,339
	DowDuPont Inc.	4.725%	11/15/28	15,900	16,471
	DowDuPont Inc.	5.319%	11/15/38	14,150	14,615
	DowDuPont Inc.	5.419%	11/15/48	18,100	18,864
	Eastman Chemical Co.	2.700%	1/15/20	2,257	2,235
	Eastman Chemical Co.	4.500%	1/15/21	430	435
	Eastman Chemical Co.	3.600%	8/15/22	7,345	7,390
	Eastman Chemical Co.	3.800%	3/15/25	2,500	2,397
	Eastman Chemical Co.	4.800%	9/1/42	3,350	3,098
	Eastman Chemical Co.	4.650%	10/15/44	5,425	4,873
	Ecolab Inc.	2.250%	1/12/20	2,300	2,278
	Ecolab Inc.	4.350%	12/8/21	4,569	4,705
	Ecolab Inc.	2.375%	8/10/22	7,165	6,914
	Ecolab Inc.	3.250%	1/14/23	2,325	2,314
	Ecolab Inc.	2.700%	11/1/26	3,050	2,843
	Ecolab Inc.	3.250%	12/1/27	4,100	3,944
	Ecolab Inc.	5.500%	12/8/41	1,212	1,401
	Ecolab Inc.	3.950%	12/1/47	6,546	6,144
	EI du Pont de Nemours & Co.	2.200%	5/1/20	13,101	12,992
	Fibria Overseas Finance Ltd.	5.250%	5/12/24	6,200	6,229
	Fibria Overseas Finance Ltd.	4.000%	1/14/25	8,900	8,402
	Fibria Overseas Finance Ltd.	5.500%	1/17/27	575	578
	FMC Corp.	3.950%	2/1/22	3,000	2,996
	FMC Corp.	4.100%	2/1/24	6,500	6,650
	Georgia-Pacific LLC	8.000%	1/15/24	6,971	8,379
	Georgia-Pacific LLC	7.375%	12/1/25	2,500	3,011
	Georgia-Pacific LLC	7.250%	6/1/28	1,000	1,257
	Georgia-Pacific LLC	7.750%	11/15/29	1,750	2,345
	Georgia-Pacific LLC	8.875%	5/15/31	4,310	6,309
	Goldcorp Inc.	3.625%	6/9/21	2,145	2,139
	Goldcorp Inc.	3.700%	3/15/23	21,015	20,814
	Goldcorp Inc.	5.450%	6/9/44	3,984	3,951
	International Flavors & Fragrances Inc.	3.200%	5/1/23	1,475	1,455
	International Flavors & Fragrances Inc.	4.450%	9/26/28	2,000	2,021
	International Flavors & Fragrances Inc.	4.375%	6/1/47	4,300	3,953
	International Flavors & Fragrances Inc.	5.000%	9/26/48	5,000	5,035
	International Paper Co.	7.500%	8/15/21	4,879	5,389
	International Paper Co.	4.750%	2/15/22	3,899	4,042
	International Paper Co.	3.800%	1/15/26	1,010	992
	International Paper Co.	3.000%	2/15/27	11,050	10,034
	International Paper Co.	5.000%	9/15/35	2,650	2,615
	International Paper Co.	7.300%	11/15/39	3,570	4,237

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
International Paper Co.	6.000%	11/15/41	1,900	1,982
International Paper Co.	4.800%	6/15/44	9,950	9,106
International Paper Co.	5.150%	5/15/46	7,650	7,303
International Paper Co.	4.400%	8/15/47	13,250	11,109
International Paper Co.	4.350%	8/15/48	9,700	8,102
Kinross Gold Corp.	5.125%	9/1/21	900	903
Kinross Gold Corp.	5.950%	3/15/24	3,091	3,083
Kinross Gold Corp.	4.500%	7/15/27	467	402
LYB International Finance BV	4.000%	7/15/23	7,856	7,860
LYB International Finance BV	5.250%	7/15/43	7,856	7,531
LYB International Finance BV	4.875%	3/15/44	5,350	4,903
LYB International Finance II BV	3.500%	3/2/27	17,000	15,470
LyondellBasell Industries NV	6.000%	11/15/21	15,400	16,294
LyondellBasell Industries NV	5.750%	4/15/24	3,300	3,519
LyondellBasell Industries NV	4.625%	2/26/55	4,900	4,077
Meadwestvaco Corp.	7.950%	2/15/31	7,300	9,311
Methanex Corp.	5.650%	12/1/44	5,800	5,252
Mosaic Co.	3.750%	11/15/21	10,275	10,330
Mosaic Co.	3.250%	11/15/22	10,450	10,071
Mosaic Co.	4.250%	11/15/23	11,082	11,131
Mosaic Co.	4.050%	11/15/27	5,575	5,250
Mosaic Co.	5.450%	11/15/33	1,525	1,583
Mosaic Co.	4.875%	11/15/41	4,470	4,162
Mosaic Co.	5.625%	11/15/43	690	691
Newmont Mining Corp.	3.500%	3/15/22	400	395
Newmont Mining Corp.	5.875%	4/1/35	750	807
Newmont Mining Corp.	6.250%	10/1/39	6,626	7,218
Newmont Mining Corp.	4.875%	3/15/42	7,825	7,443
Nucor Corp.	4.125%	9/15/22	8,191	8,405
Nucor Corp.	4.000%	8/1/23	8,027	8,091
Nucor Corp.	6.400%	12/1/37	7,875	9,414
Nucor Corp.	5.200%	8/1/43	11,225	11,997
Nucor Corp.	4.400%	5/1/48	2,780	2,694
Nutrien Ltd.	4.875%	3/30/20	8,015	8,157
Nutrien Ltd.	3.150%	10/1/22	14,135	13,645
Nutrien Ltd.	3.500%	6/1/23	6,664	6,526
Nutrien Ltd.	3.625%	3/15/24	500	486
Nutrien Ltd.	3.375%	3/15/25	5,450	5,125
Nutrien Ltd.	3.000%	4/1/25	4,000	3,686
Nutrien Ltd.	4.000%	12/15/26	2,500	2,419
Nutrien Ltd.	4.125%	3/15/35	4,800	4,312
Nutrien Ltd.	7.125%	5/23/36	200	242
Nutrien Ltd.	5.625%	12/1/40	4,375	4,598
Nutrien Ltd.	6.125%	1/15/41	1,375	1,508
Nutrien Ltd.	4.900%	6/1/43	6,410	6,162
Nutrien Ltd.	5.250%	1/15/45	18,285	18,231
Packaging Corp. of America	3.900%	6/15/22	7,222	7,401
Packaging Corp. of America	4.500%	11/1/23	5,380	5,504
Packaging Corp. of America	3.650%	9/15/24	4,075	3,961
Packaging Corp. of America	3.400%	12/15/27	3,700	3,456
Praxair Inc.	2.250%	9/24/20	1,500	1,476
Praxair Inc.	4.050%	3/15/21	120	123
Praxair Inc.	3.000%	9/1/21	8,125	8,057
Praxair Inc.	2.450%	2/15/22	15,971	15,684

Total Bond Market II Index Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Praxair Inc.	2.200%	8/15/22	10,393	10,027
	Praxair Inc.	2.650%	2/5/25	3,500	3,291
	Praxair Inc.	3.200%	1/30/26	3,000	2,921
	Praxair Inc.	3.550%	11/7/42	2,500	2,305
	Rayonier Inc.	3.750%	4/1/22	2,000	1,972
	Reliance Steel & Aluminum Co.	4.500%	4/15/23	4,225	4,256
	Rio Tinto Alcan Inc.	6.125%	12/15/33	3,229	3,915
	Rio Tinto Alcan Inc.	5.750%	6/1/35	3,935	4,437
	Rio Tinto Finance USA Ltd.	3.750%	6/15/25	30,475	30,534
	Rio Tinto Finance USA Ltd.	7.125%	7/15/28	375	468
	Rio Tinto Finance USA Ltd.	5.200%	11/2/40	4,685	5,172
	Rio Tinto Finance USA plc	4.750%	3/22/42	3,975	4,163
	Rio Tinto Finance USA plc	4.125%	8/21/42	12,925	12,465
	Rohm & Haas Co.	7.850%	7/15/29	4,775	5,934
	RPM International Inc.	3.450%	11/15/22	3,275	3,231
	RPM International Inc.	3.750%	3/15/27	3,700	3,581
	RPM International Inc.	5.250%	6/1/45	3,592	3,579
	RPM International Inc.	4.250%	1/15/48	8,585	7,309
	SASOL Financing USA LLC	5.875%	3/27/24	9,625	9,565
	SASOL Financing USA LLC	6.500%	9/27/28	6,350	6,326
	Sherwin-Williams Co.	2.250%	5/15/20	6,475	6,349
	Sherwin-Williams Co.	4.200%	1/15/22	500	504
	Sherwin-Williams Co.	2.750%	6/1/22	10,160	9,838
	Sherwin-Williams Co.	3.125%	6/1/24	4,300	4,107
	Sherwin-Williams Co.	3.450%	8/1/25	5,425	5,087
	Sherwin-Williams Co.	3.950%	1/15/26	5,450	5,285
	Sherwin-Williams Co.	3.450%	6/1/27	17,500	16,148
	Sherwin-Williams Co.	4.000%	12/15/42	1,000	844
	Sherwin-Williams Co.	4.550%	8/1/45	1,590	1,443
	Sherwin-Williams Co.	4.500%	6/1/47	3,000	2,693
	Southern Copper Corp.	5.375%	4/16/20	230	235
	Southern Copper Corp.	3.500%	11/8/22	2,400	2,344
	Southern Copper Corp.	3.875%	4/23/25	2,800	2,704
	Southern Copper Corp.	7.500%	7/27/35	3,725	4,362
	Southern Copper Corp.	6.750%	4/16/40	1,550	1,714
	Southern Copper Corp.	5.250%	11/8/42	16,745	15,955
	Southern Copper Corp.	5.875%	4/23/45	18,645	18,987
[10]	Suzano Austria GmbH	6.000%	1/15/29	7,750	7,866
	Vale Canada Ltd.	7.200%	9/15/32	3,316	3,590
	Vale Overseas Ltd.	5.875%	6/10/21	11,950	12,548
	Vale Overseas Ltd.	4.375%	1/11/22	17,454	17,738
	Vale Overseas Ltd.	6.250%	8/10/26	24,900	26,767
	Vale Overseas Ltd.	8.250%	1/17/34	500	618
	Vale Overseas Ltd.	6.875%	11/21/36	16,289	18,631
	Vale Overseas Ltd.	6.875%	11/10/39	15,265	17,593
	Vale SA	5.625%	9/11/42	4,597	4,608
	Westlake Chemical Corp.	3.600%	8/15/26	19,200	17,587
	Westlake Chemical Corp.	5.000%	8/15/46	12,400	11,370
	Westrock MWV LLC	8.200%	1/15/30	5,804	7,395
	WestRock RKT Co.	3.500%	3/1/20	1,975	1,970
	WestRock RKT Co.	4.900%	3/1/22	1,950	2,003
	WestRock RKT Co.	4.000%	3/1/23	2,865	2,826
	Weyerhaeuser Co.	4.700%	3/15/21	570	582
	Weyerhaeuser Co.	3.250%	3/15/23	500	487

Total Bond Market II Index Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Weyerhaeuser Co.	4.625%	9/15/23	8,125	8,309
	Weyerhaeuser Co.	8.500%	1/15/25	800	982
	Weyerhaeuser Co.	7.375%	3/15/32	3,575	4,366
	Weyerhaeuser Co.	6.875%	12/15/33	1,300	1,531
[10]	WRKCo Inc.	3.000%	9/15/24	5,475	5,193
[10]	WRKCo Inc.	3.750%	3/15/25	4,025	3,906
[10]	WRKCo Inc.	4.650%	3/15/26	2,315	2,345
[10]	WRKCo Inc.	3.375%	9/15/27	4,700	4,314
[10]	WRKCo Inc.	4.000%	3/15/28	5,000	4,720
[10]	WRKCo Inc.	4.900%	3/15/29	6,600	6,800
	Yamana Gold Inc.	4.950%	7/15/24	1,870	1,826
	Yamana Gold Inc.	4.625%	12/15/27	4,000	3,713

	Capital Goods (1.4%)
	3M Co.	2.000%	8/7/20	3,660	3,615
	3M Co.	1.625%	9/19/21	4,425	4,272
	3M Co.	2.000%	6/26/22	5,500	5,306
	3M Co.	2.250%	3/15/23	1,950	1,887
	3M Co.	3.000%	8/7/25	3,450	3,366
	3M Co.	2.250%	9/19/26	5,900	5,445
	3M Co.	2.875%	10/15/27	5,000	4,798
	3M Co.	3.625%	9/14/28	5,816	5,906
	3M Co.	3.875%	6/15/44	1,000	995
	3M Co.	3.125%	9/19/46	5,500	4,731
	3M Co.	3.625%	10/15/47	4,100	3,801
	ABB Finance USA Inc.	2.800%	4/3/20	2,765	2,756
	ABB Finance USA Inc.	2.875%	5/8/22	4,660	4,557
	ABB Finance USA Inc.	3.375%	4/3/23	250	249
	ABB Finance USA Inc.	3.800%	4/3/28	2,325	2,329
	ABB Finance USA Inc.	4.375%	5/8/42	1,050	1,072
	Allegion US Holding Co. Inc.	3.200%	10/1/24	900	841
	Allegion US Holding Co. Inc.	3.550%	10/1/27	3,100	2,831
	Bemis Co. Inc.	4.500%	10/15/21	1,205	1,240
	Bemis Co. Inc.	3.100%	9/15/26	2,450	2,226
	Boeing Co.	4.875%	2/15/20	5,340	5,447
	Boeing Co.	1.650%	10/30/20	4,165	4,069
	Boeing Co.	8.750%	8/15/21	290	329
	Boeing Co.	2.350%	10/30/21	2,000	1,961
	Boeing Co.	2.125%	3/1/22	4,875	4,715
	Boeing Co.	2.800%	3/1/23	7,350	7,231
	Boeing Co.	1.875%	6/15/23	3,100	2,939
	Boeing Co.	2.850%	10/30/24	2,225	2,146
	Boeing Co.	2.500%	3/1/25	580	545
	Boeing Co.	7.250%	6/15/25	325	393
	Boeing Co.	2.600%	10/30/25	4,050	3,815
	Boeing Co.	2.250%	6/15/26	1,750	1,612
	Boeing Co.	2.800%	3/1/27	1,250	1,191
	Boeing Co.	3.250%	3/1/28	2,676	2,610
	Boeing Co.	3.450%	11/1/28	2,342	2,314
	Boeing Co.	6.125%	2/15/33	5,775	7,148
	Boeing Co.	6.625%	2/15/38	525	702
	Boeing Co.	3.550%	3/1/38	4,800	4,480
	Boeing Co.	6.875%	3/15/39	7,155	9,859
	Boeing Co.	5.875%	2/15/40	480	601

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Boeing Co.	3.375%	6/15/46	7,000	6,164
Boeing Co.	3.650%	3/1/47	1,950	1,818
Boeing Co.	3.625%	3/1/48	3,500	3,200
Boeing Co.	3.850%	11/1/48	475	457
Carlisle Cos. Inc.	3.750%	11/15/22	1,605	1,591
Carlisle Cos. Inc.	3.500%	12/1/24	1,800	1,718
Carlisle Cos. Inc.	3.750%	12/1/27	2,850	2,679
Caterpillar Financial Services Corp.	2.100%	1/10/20	575	571
Caterpillar Financial Services Corp.	2.000%	3/5/20	2,750	2,722
Caterpillar Financial Services Corp.	1.850%	9/4/20	14,625	14,395
Caterpillar Financial Services Corp.	2.500%	11/13/20	2,500	2,479
Caterpillar Financial Services Corp.	2.900%	3/15/21	8,400	8,368
Caterpillar Financial Services Corp.	1.700%	8/9/21	2,500	2,406
Caterpillar Financial Services Corp.	2.750%	8/20/21	1,300	1,288
Caterpillar Financial Services Corp.	3.150%	9/7/21	2,900	2,908
Caterpillar Financial Services Corp.	1.931%	10/1/21	9,188	8,905
Caterpillar Financial Services Corp.	2.850%	6/1/22	1,604	1,583
Caterpillar Financial Services Corp.	2.400%	6/6/22	7,000	6,831
Caterpillar Financial Services Corp.	2.550%	11/29/22	8,000	7,765
Caterpillar Financial Services Corp.	2.625%	3/1/23	1,100	1,068
Caterpillar Financial Services Corp.	3.450%	5/15/23	5,350	5,348
Caterpillar Financial Services Corp.	3.650%	12/7/23	3,000	3,037
Caterpillar Financial Services Corp.	3.300%	6/9/24	7,175	7,130
Caterpillar Financial Services Corp.	3.250%	12/1/24	6,320	6,270
Caterpillar Financial Services Corp.	2.400%	8/9/26	2,300	2,123
Caterpillar Inc.	3.900%	5/27/21	13,947	14,193
Caterpillar Inc.	2.600%	6/26/22	15,425	15,094
Caterpillar Inc.	3.400%	5/15/24	5,500	5,517
Caterpillar Inc.	5.300%	9/15/35	2,500	2,772
Caterpillar Inc.	6.050%	8/15/36	8,816	10,765
Caterpillar Inc.	5.200%	5/27/41	5,022	5,595
Caterpillar Inc.	3.803%	8/15/42	18,054	16,925
Caterpillar Inc.	4.300%	5/15/44	3,830	3,948
Caterpillar Inc.	4.750%	5/15/64	1,650	1,674
CNH Industrial Capital LLC	4.375%	11/6/20	5,350	5,383
CNH Industrial Capital LLC	4.375%	4/5/22	2,800	2,800
CNH Industrial Capital LLC	4.200%	1/15/24	13,145	13,018
CNH Industrial NV	3.850%	11/15/27	10,500	9,608
Crane Co.	4.450%	12/15/23	5,690	5,835
Crane Co.	4.200%	3/15/48	3,200	3,005
CRH America Inc.	5.750%	1/15/21	2,090	2,147
Deere & Co.	2.600%	6/8/22	6,165	6,025
Deere & Co.	5.375%	10/16/29	4,095	4,655
Deere & Co.	3.900%	6/9/42	3,562	3,443
Dover Corp.	4.300%	3/1/21	1,780	1,820
Dover Corp.	3.150%	11/15/25	10,000	9,548
Dover Corp.	6.600%	3/15/38	1,475	1,828
Dover Corp.	5.375%	3/1/41	795	880
Eagle Materials Inc.	4.500%	8/1/26	4,700	4,624
Eaton Corp.	2.750%	11/2/22	12,744	12,342
Eaton Corp.	3.103%	9/15/27	6,275	5,924
Eaton Corp.	4.000%	11/2/32	4,950	4,854
Eaton Corp.	4.150%	11/2/42	1,175	1,096
Eaton Corp.	3.915%	9/15/47	3,800	3,424

Total Bond Market II Index Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Embraer Netherlands Finance BV	5.050%	6/15/25	6,400	6,486
	Embraer Netherlands Finance BV	5.400%	2/1/27	5,100	5,276
[10]	Embraer Overseas Ltd.	5.696%	9/16/23	3,340	3,482
	Embraer SA	5.150%	6/15/22	3,850	3,973
	Emerson Electric Co.	4.250%	11/15/20	1,307	1,332
	Emerson Electric Co.	2.625%	12/1/21	11,025	10,823
	Emerson Electric Co.	2.625%	2/15/23	3,500	3,390
	Emerson Electric Co.	3.150%	6/1/25	1,700	1,666
	Emerson Electric Co.	5.250%	11/15/39	440	494
	FLIR Systems Inc.	3.125%	6/15/21	1,500	1,474
	Flowserve Corp.	3.500%	9/15/22	13,705	13,514
	Flowserve Corp.	4.000%	11/15/23	4,575	4,539
	Fortive Corp.	2.350%	6/15/21	5,122	4,983
	Fortive Corp.	3.150%	6/15/26	3,750	3,547
	Fortive Corp.	4.300%	6/15/46	7,600	7,113
	Fortune Brands Home & Security Inc.	3.000%	6/15/20	2,975	2,933
	Fortune Brands Home & Security Inc.	4.000%	9/21/23	11,400	11,347
	Fortune Brands Home & Security Inc.	4.000%	6/15/25	5,200	5,195
	General Dynamics Corp.	2.875%	5/11/20	3,920	3,922
	General Dynamics Corp.	3.000%	5/11/21	1,920	1,920
	General Dynamics Corp.	3.875%	7/15/21	1,925	1,955
	General Dynamics Corp.	2.250%	11/15/22	4,722	4,550
	General Dynamics Corp.	3.375%	5/15/23	3,800	3,819
	General Dynamics Corp.	1.875%	8/15/23	18,100	16,887
	General Dynamics Corp.	2.375%	11/15/24	12,000	11,230
	General Dynamics Corp.	3.500%	5/15/25	9,743	9,762
	General Dynamics Corp.	2.125%	8/15/26	1,500	1,327
	General Dynamics Corp.	2.625%	11/15/27	11,165	10,276
	General Dynamics Corp.	3.750%	5/15/28	15,300	15,461
	General Dynamics Corp.	3.600%	11/15/42	3,064	2,916
	General Electric Co.	5.500%	1/8/20	12,482	12,629
	General Electric Co.	2.200%	1/9/20	9,759	9,602
	General Electric Co.	5.550%	5/4/20	3,582	3,639
	General Electric Co.	4.375%	9/16/20	12,172	12,162
	General Electric Co.	4.625%	1/7/21	3,678	3,688
	General Electric Co.	5.300%	2/11/21	10,647	10,689
	General Electric Co.	4.650%	10/17/21	8,692	8,723
	General Electric Co.	3.150%	9/7/22	7,206	6,784
	General Electric Co.	2.700%	10/9/22	31,090	28,876
	General Electric Co.	3.100%	1/9/23	3,973	3,713
	General Electric Co.	3.375%	3/11/24	19,300	17,975
	General Electric Co.	3.450%	5/15/24	3,092	2,868
	General Electric Co.	6.750%	3/15/32	20,109	21,045
	General Electric Co.	6.150%	8/7/37	8,696	8,525
	General Electric Co.	5.875%	1/14/38	26,736	25,626
	General Electric Co.	6.875%	1/10/39	15,228	15,948
	General Electric Co.	4.125%	10/9/42	25,200	19,680
	General Electric Co.	4.500%	3/11/44	24,445	19,981
	Harris Corp.	2.700%	4/27/20	2,900	2,876
	Harris Corp.	3.832%	4/27/25	7,409	7,228
	Harris Corp.	4.854%	4/27/35	800	815
	Harris Corp.	6.150%	12/15/40	2,625	3,047
	Harris Corp.	5.054%	4/27/45	2,595	2,645
	Hexcel Corp.	4.700%	8/15/25	1,350	1,389

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Honeywell International Inc.	4.250%	3/1/21	10,530	10,794
Honeywell International Inc.	1.850%	11/1/21	8,200	7,927
Honeywell International Inc.	3.350%	12/1/23	10,025	10,094
Honeywell International Inc.	2.500%	11/1/26	2,600	2,432
Honeywell International Inc.	5.700%	3/15/36	4,580	5,433
Honeywell International Inc.	5.700%	3/15/37	4,595	5,557
Honeywell International Inc.	5.375%	3/1/41	8,145	9,606
Hubbell Inc.	3.350%	3/1/26	2,800	2,645
Hubbell Inc.	3.150%	8/15/27	3,425	3,122
Hubbell Inc.	3.500%	2/15/28	11,645	10,851
Huntington Ingalls Industries Inc.	3.483%	12/1/27	18,575	17,298
Illinois Tool Works Inc.	3.375%	9/15/21	2,895	2,914
Illinois Tool Works Inc.	3.500%	3/1/24	7,687	7,789
Illinois Tool Works Inc.	2.650%	11/15/26	15,750	14,583
Illinois Tool Works Inc.	4.875%	9/15/41	3,595	3,923
Illinois Tool Works Inc.	3.900%	9/1/42	10,217	10,102
Ingersoll-Rand Global Holding Co. Ltd.	2.900%	2/21/21	2,500	2,472
Ingersoll-Rand Global Holding Co. Ltd.	4.250%	6/15/23	12,575	12,878
Ingersoll-Rand Global Holding Co. Ltd.	5.750%	6/15/43	2,125	2,396
Ingersoll-Rand Global Holding Co. Ltd.	4.300%	2/21/48	1,750	1,649
Ingersoll-Rand Luxembourg Finance SA	2.625%	5/1/20	3,866	3,814
Ingersoll-Rand Luxembourg Finance SA	3.550%	11/1/24	2,250	2,230
Ingersoll-Rand Luxembourg Finance SA	4.650%	11/1/44	2,900	2,849
John Deere Capital Corp.	1.700%	1/15/20	5,400	5,329
John Deere Capital Corp.	2.050%	3/10/20	5,525	5,467
John Deere Capital Corp.	2.200%	3/13/20	2,950	2,922
John Deere Capital Corp.	1.950%	6/22/20	3,950	3,889
John Deere Capital Corp.	2.450%	9/11/20	2,125	2,098
John Deere Capital Corp.	2.350%	1/8/21	2,000	1,970
John Deere Capital Corp.	2.550%	1/8/21	8,650	8,540
John Deere Capital Corp.	2.800%	3/4/21	5,125	5,093
John Deere Capital Corp.	2.875%	3/12/21	10,025	9,973
John Deere Capital Corp.	3.900%	7/12/21	8,268	8,414
John Deere Capital Corp.	3.125%	9/10/21	6,700	6,711
John Deere Capital Corp.	3.150%	10/15/21	9,091	9,082
John Deere Capital Corp.	2.650%	1/6/22	7,350	7,215
John Deere Capital Corp.	2.750%	3/15/22	2,250	2,209
John Deere Capital Corp.	2.150%	9/8/22	10,250	9,807
John Deere Capital Corp.	2.700%	1/6/23	300	293
John Deere Capital Corp.	2.800%	1/27/23	7,615	7,441
John Deere Capital Corp.	2.800%	3/6/23	10,450	10,196
John Deere Capital Corp.	3.450%	6/7/23	800	801
John Deere Capital Corp.	3.650%	10/12/23	150	151
John Deere Capital Corp.	3.350%	6/12/24	9,931	9,879
John Deere Capital Corp.	2.650%	6/24/24	3,000	2,872
John Deere Capital Corp.	3.450%	3/13/25	17,240	17,111
John Deere Capital Corp.	3.400%	9/11/25	1,750	1,727
John Deere Capital Corp.	2.650%	6/10/26	1,900	1,780
John Deere Capital Corp.	2.800%	9/8/27	2,100	1,963
John Deere Capital Corp.	3.050%	1/6/28	10,500	9,984
Johnson Controls International plc	5.000%	3/30/20	2,100	2,142
Johnson Controls International plc	4.250%	3/1/21	2,180	2,210
Johnson Controls International plc	3.750%	12/1/21	1,425	1,436
Johnson Controls International plc	3.625%	7/2/24	4,625	4,556

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Johnson Controls International plc	3.900%	2/14/26	13,200	12,850
Johnson Controls International plc	6.000%	1/15/36	950	1,067
Johnson Controls International plc	4.625%	7/2/44	14,500	13,700
Johnson Controls International plc	5.125%	9/14/45	14,630	14,728
Johnson Controls International plc	4.500%	2/15/47	8,495	7,941
Johnson Controls International plc	4.950%	7/2/64	5,125	4,695
Kennametal Inc.	3.875%	2/15/22	1,575	1,557
Kennametal Inc.	4.625%	6/15/28	6,620	6,441
L3 Technologies Inc.	4.950%	2/15/21	9,125	9,331
L3 Technologies Inc.	3.850%	6/15/23	8,950	8,940
L3 Technologies Inc.	3.950%	5/28/24	1,040	1,032
L3 Technologies Inc.	3.850%	12/15/26	5,500	5,315
L3 Technologies Inc.	4.400%	6/15/28	5,350	5,307
Lafarge SA	7.125%	7/15/36	2,825	3,312
Leggett & Platt Inc.	3.800%	11/15/24	3,725	3,641
Leggett & Platt Inc.	3.500%	11/15/27	15,475	14,368
Legrand France SA	8.500%	2/15/25	2,150	2,659
Lennox International Inc.	3.000%	11/15/23	1,000	931
Lockheed Martin Corp.	2.500%	11/23/20	15,920	15,731
Lockheed Martin Corp.	3.350%	9/15/21	9,219	9,257
Lockheed Martin Corp.	3.100%	1/15/23	9,780	9,682
Lockheed Martin Corp.	2.900%	3/1/25	425	407
Lockheed Martin Corp.	3.550%	1/15/26	16,000	15,856
Lockheed Martin Corp.	3.600%	3/1/35	9,240	8,580
Lockheed Martin Corp.	4.500%	5/15/36	2,600	2,659
Lockheed Martin Corp.	6.150%	9/1/36	7,685	9,256
Lockheed Martin Corp.	5.720%	6/1/40	3,301	3,879
Lockheed Martin Corp.	4.070%	12/15/42	3,825	3,703
Lockheed Martin Corp.	3.800%	3/1/45	1,575	1,440
Lockheed Martin Corp.	4.700%	5/15/46	10,250	10,613
Lockheed Martin Corp.	4.090%	9/15/52	4,736	4,445
Martin Marietta Materials Inc.	4.250%	7/2/24	1,270	1,264
Martin Marietta Materials Inc.	3.450%	6/1/27	3,225	2,993
Martin Marietta Materials Inc.	3.500%	12/15/27	5,000	4,564
Martin Marietta Materials Inc.	4.250%	12/15/47	7,600	6,259
Masco Corp.	7.125%	3/15/20	583	607
Masco Corp.	3.500%	4/1/21	2,715	2,705
Masco Corp.	5.950%	3/15/22	583	613
Masco Corp.	4.450%	4/1/25	4,700	4,667
Masco Corp.	4.375%	4/1/26	4,300	4,294
Masco Corp.	3.500%	11/15/27	6,550	5,951
Masco Corp.	7.750%	8/1/29	561	678
Masco Corp.	6.500%	8/15/32	54	60
Masco Corp.	4.500%	5/15/47	5,000	4,293
Mohawk Industries Inc.	3.850%	2/1/23	6,125	6,123
Northrop Grumman Corp.	2.080%	10/15/20	6,575	6,448
Northrop Grumman Corp.	3.500%	3/15/21	1,650	1,654
Northrop Grumman Corp.	2.550%	10/15/22	4,600	4,456
Northrop Grumman Corp.	3.250%	8/1/23	11,375	11,111
Northrop Grumman Corp.	2.930%	1/15/25	8,400	7,941
Northrop Grumman Corp.	3.200%	2/1/27	7,500	7,032
Northrop Grumman Corp.	3.250%	1/15/28	15,700	14,604
Northrop Grumman Corp.	5.050%	11/15/40	1,775	1,865
Northrop Grumman Corp.	4.750%	6/1/43	3,090	3,112

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Northrop Grumman Corp.	3.850%	4/15/45	1,900	1,678
Northrop Grumman Corp.	4.030%	10/15/47	4,525	4,128
Northrop Grumman Systems Corp.	7.750%	2/15/31	2,670	3,519
Nvent Finance Sarl	3.950%	4/15/23	2,100	2,061
Nvent Finance Sarl	4.550%	4/15/28	3,850	3,816
Oshkosh Corp.	4.600%	5/15/28	7,375	7,283
Owens Corning	4.200%	12/15/22	14,686	14,597
Owens Corning	4.200%	12/1/24	4,950	4,812
Owens Corning	3.400%	8/15/26	1,400	1,282
Owens Corning	7.000%	12/1/36	3,752	4,232
Owens Corning	4.300%	7/15/47	1,350	1,012
Owens Corning	4.400%	1/30/48	3,200	2,449
Parker-Hannifin Corp.	3.500%	9/15/22	7,646	7,636
Parker-Hannifin Corp.	3.300%	11/21/24	11,500	11,410
Parker-Hannifin Corp.	3.250%	3/1/27	13,825	13,224
Parker-Hannifin Corp.	4.200%	11/21/34	2,850	2,829
Parker-Hannifin Corp.	6.250%	5/15/38	550	673
Parker-Hannifin Corp.	4.450%	11/21/44	4,270	4,313
Parker-Hannifin Corp.	4.100%	3/1/47	5,500	5,335
Precision Castparts Corp.	2.250%	6/15/20	1,330	1,315
Precision Castparts Corp.	2.500%	1/15/23	13,970	13,583
Precision Castparts Corp.	3.250%	6/15/25	15,450	15,130
Precision Castparts Corp.	3.900%	1/15/43	5,575	5,266
Precision Castparts Corp.	4.375%	6/15/45	4,962	4,975
Raytheon Co.	4.400%	2/15/20	450	457
Raytheon Co.	3.125%	10/15/20	4,375	4,383
Raytheon Co.	2.500%	12/15/22	18,875	18,308
Raytheon Co.	3.150%	12/15/24	2,250	2,219
Raytheon Co.	7.200%	8/15/27	1,010	1,273
Raytheon Co.	4.875%	10/15/40	450	504
Raytheon Co.	4.700%	12/15/41	6,350	6,932
Raytheon Co.	4.200%	12/15/44	795	823
Republic Services Inc.	5.000%	3/1/20	5,175	5,270
Republic Services Inc.	5.250%	11/15/21	8,838	9,283
Republic Services Inc.	3.550%	6/1/22	475	475
Republic Services Inc.	4.750%	5/15/23	425	445
Republic Services Inc.	3.200%	3/15/25	1,500	1,439
Republic Services Inc.	2.900%	7/1/26	8,525	7,999
Republic Services Inc.	6.200%	3/1/40	3,440	4,198
Republic Services Inc.	5.700%	5/15/41	8,365	9,871
Rockwell Automation Inc.	2.050%	3/1/20	3,800	3,758
Rockwell Collins Inc.	3.100%	11/15/21	1,000	990
Rockwell Collins Inc.	2.800%	3/15/22	7,000	6,769
Rockwell Collins Inc.	3.700%	12/15/23	2,775	2,780
Rockwell Collins Inc.	3.200%	3/15/24	6,950	6,607
Rockwell Collins Inc.	3.500%	3/15/27	9,600	8,919
Rockwell Collins Inc.	4.800%	12/15/43	1,250	1,250
Rockwell Collins Inc.	4.350%	4/15/47	8,700	8,125
Roper Technologies Inc.	3.000%	12/15/20	4,075	4,037
Roper Technologies Inc.	2.800%	12/15/21	14,400	14,120
Roper Technologies Inc.	3.125%	11/15/22	400	392
Roper Technologies Inc.	3.850%	12/15/25	1,925	1,922
Roper Technologies Inc.	3.800%	12/15/26	16,834	16,221
Snap-on Inc.	6.125%	9/1/21	3,135	3,366

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Snap-on Inc.	3.250%	3/1/27	1,900	1,864
Snap-on Inc.	4.100%	3/1/48	2,600	2,514
Sonoco Products Co.	5.750%	11/1/40	4,085	4,640
Spirit AeroSystems Inc.	3.950%	6/15/23	13,300	13,264
Spirit AeroSystems Inc.	3.850%	6/15/26	10,785	9,910
Spirit AeroSystems Inc.	4.600%	6/15/28	13,530	12,814
Stanley Black & Decker Inc.	3.400%	12/1/21	4,025	4,032
Stanley Black & Decker Inc.	2.900%	11/1/22	7,700	7,496
Stanley Black & Decker Inc.	5.200%	9/1/40	2,750	3,017
Textron Inc.	4.300%	3/1/24	2,625	2,659
Textron Inc.	3.875%	3/1/25	7,600	7,412
Textron Inc.	4.000%	3/15/26	6,100	5,930
Textron Inc.	3.650%	3/15/27	26,211	24,806
Textron Inc.	3.375%	3/1/28	5,450	5,089
Timken Co.	3.875%	9/1/24	1,000	976
Timken Co.	4.500%	12/15/28	10,120	10,091
United Technologies Corp.	4.500%	4/15/20	7,300	7,385
United Technologies Corp.	1.900%	5/4/20	8,700	8,542
United Technologies Corp.	3.350%	8/16/21	975	972
United Technologies Corp.	1.950%	11/1/21	9,010	8,630
United Technologies Corp.	3.100%	6/1/22	14,168	13,788
United Technologies Corp.	3.650%	8/16/23	22,000	21,826
United Technologies Corp.	2.800%	5/4/24	11,250	10,598
United Technologies Corp.	3.950%	8/16/25	7,075	7,019
United Technologies Corp.	2.650%	11/1/26	4,350	3,886
United Technologies Corp.	3.125%	5/4/27	350	319
United Technologies Corp.	6.700%	8/1/28	325	381
United Technologies Corp.	4.125%	11/16/28	33,652	33,352
United Technologies Corp.	7.500%	9/15/29	3,775	4,748
United Technologies Corp.	5.400%	5/1/35	700	753
United Technologies Corp.	6.050%	6/1/36	4,815	5,402
United Technologies Corp.	6.125%	7/15/38	10,800	12,386
United Technologies Corp.	4.450%	11/16/38	10,040	9,814
United Technologies Corp.	5.700%	4/15/40	9,325	10,246
United Technologies Corp.	4.500%	6/1/42	24,565	23,323
United Technologies Corp.	4.150%	5/15/45	8,400	7,560
United Technologies Corp.	3.750%	11/1/46	6,800	5,818
United Technologies Corp.	4.050%	5/4/47	5,100	4,501
United Technologies Corp.	4.625%	11/16/48	20,360	19,628
Valmont Industries Inc.	5.000%	10/1/44	7,550	6,700
Valmont Industries Inc.	5.250%	10/1/54	3,275	2,880
Vulcan Materials Co.	4.500%	4/1/25	2,750	2,714
Vulcan Materials Co.	4.500%	6/15/47	5,430	4,616
Wabtec Corp.	4.150%	3/15/24	4,000	3,855
Wabtec Corp.	3.450%	11/15/26	6,375	5,694
Waste Management Inc.	4.750%	6/30/20	4,690	4,794
Waste Management Inc.	4.600%	3/1/21	6,375	6,518
Waste Management Inc.	2.900%	9/15/22	100	98
Waste Management Inc.	2.400%	5/15/23	9,676	9,257
Waste Management Inc.	3.500%	5/15/24	5,785	5,783
Waste Management Inc.	3.125%	3/1/25	7,735	7,489
Waste Management Inc.	3.150%	11/15/27	1,000	948
Waste Management Inc.	3.900%	3/1/35	4,785	4,648
Waste Management Inc.	4.100%	3/1/45	6,250	6,109

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
WW Grainger Inc.	4.600%	6/15/45	11,325	11,693
WW Grainger Inc.	3.750%	5/15/46	2,525	2,254
WW Grainger Inc.	4.200%	5/15/47	4,500	4,270
Xylem Inc.	3.250%	11/1/26	5,950	5,600
Xylem Inc.	4.375%	11/1/46	4,180	4,064

Communication (2.4%)
21st Century Fox America Inc.	5.650%	8/15/20	3,500	3,645
21st Century Fox America Inc.	4.500%	2/15/21	8,625	8,792
21st Century Fox America Inc.	3.000%	9/15/22	22,439	22,192
21st Century Fox America Inc.	4.000%	10/1/23	3,018	3,094
21st Century Fox America Inc.	3.700%	9/15/24	5,175	5,186
21st Century Fox America Inc.	3.700%	10/15/25	4,750	4,788
21st Century Fox America Inc.	3.375%	11/15/26	8,000	7,858
21st Century Fox America Inc.	6.550%	3/15/33	2,415	3,063
21st Century Fox America Inc.	6.200%	12/15/34	8,795	10,766
21st Century Fox America Inc.	6.400%	12/15/35	12,950	16,233
21st Century Fox America Inc.	8.150%	10/17/36	3,245	4,674
21st Century Fox America Inc.	6.150%	3/1/37	15,145	18,541
21st Century Fox America Inc.	6.900%	8/15/39	10,370	13,689
21st Century Fox America Inc.	6.150%	2/15/41	13,089	16,198
21st Century Fox America Inc.	5.400%	10/1/43	6,133	7,153
21st Century Fox America Inc.	4.750%	9/15/44	11,795	12,680
21st Century Fox America Inc.	7.750%	12/1/45	3,150	4,646
Activision Blizzard Inc.	2.300%	9/15/21	5,650	5,475
Activision Blizzard Inc.	2.600%	6/15/22	3,275	3,160
Activision Blizzard Inc.	3.400%	9/15/26	6,895	6,515
Activision Blizzard Inc.	3.400%	6/15/27	3,350	3,103
Activision Blizzard Inc.	4.500%	6/15/47	3,145	2,827
America Movil SAB de CV	5.000%	3/30/20	18,518	18,845
America Movil SAB de CV	3.125%	7/16/22	13,400	13,130
America Movil SAB de CV	6.375%	3/1/35	10,400	12,084
America Movil SAB de CV	6.125%	11/15/37	2,850	3,315
America Movil SAB de CV	6.125%	3/30/40	14,336	17,016
America Movil SAB de CV	4.375%	7/16/42	9,675	9,295
American Tower Corp.	2.800%	6/1/20	4,850	4,814
American Tower Corp.	5.050%	9/1/20	1,450	1,486
American Tower Corp.	3.300%	2/15/21	6,075	6,030
American Tower Corp.	3.450%	9/15/21	7,675	7,610
American Tower Corp.	5.900%	11/1/21	8,040	8,466
American Tower Corp.	2.250%	1/15/22	3,150	3,019
American Tower Corp.	4.700%	3/15/22	5,000	5,128
American Tower Corp.	3.500%	1/31/23	27,128	26,621
American Tower Corp.	5.000%	2/15/24	10,200	10,540
American Tower Corp.	4.000%	6/1/25	5,750	5,647
American Tower Corp.	3.375%	10/15/26	6,195	5,770
American Tower Corp.	3.125%	1/15/27	5,090	4,630
American Tower Corp.	3.550%	7/15/27	5,860	5,487
American Tower Corp.	3.600%	1/15/28	5,805	5,415
AT&T Corp.	8.750%	11/15/31	5,035	6,670
AT&T Inc.	5.200%	3/15/20	13,360	13,619
AT&T Inc.	2.450%	6/30/20	21,900	21,619
AT&T Inc.	4.600%	2/15/21	10,975	11,228
AT&T Inc.	2.800%	2/17/21	75	74

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
AT&T Inc.	5.000%	3/1/21	29,325	30,288
AT&T Inc.	4.450%	5/15/21	4,750	4,855
AT&T Inc.	3.200%	3/1/22	10,325	10,191
AT&T Inc.	3.800%	3/15/22	10,550	10,582
AT&T Inc.	3.000%	6/30/22	28,045	27,356
AT&T Inc.	3.600%	2/17/23	17,405	17,255
AT&T Inc.	3.800%	3/1/24	6,544	6,469
AT&T Inc.	3.900%	3/11/24	10,650	10,586
AT&T Inc.	4.450%	4/1/24	9,279	9,427
AT&T Inc.	3.950%	1/15/25	10,000	9,755
AT&T Inc.	3.400%	5/15/25	46,413	43,499
AT&T Inc.	4.125%	2/17/26	23,386	22,847
AT&T Inc.	4.250%	3/1/27	14,295	13,989
AT&T Inc.	4.100%	2/15/28	19,444	18,689
AT&T Inc.	4.300%	2/15/30	29,125	27,601
AT&T Inc.	4.500%	5/15/35	22,500	20,474
AT&T Inc.	5.250%	3/1/37	21,838	21,384
AT&T Inc.	4.900%	8/15/37	22,450	20,890
AT&T Inc.	6.350%	3/15/40	8,700	9,234
AT&T Inc.	6.000%	8/15/40	925	945
AT&T Inc.	5.350%	9/1/40	21,853	21,302
AT&T Inc.	6.375%	3/1/41	7,875	8,373
AT&T Inc.	5.550%	8/15/41	50	49
AT&T Inc.	5.150%	3/15/42	13,234	12,398
AT&T Inc.	4.300%	12/15/42	15,211	12,921
AT&T Inc.	4.800%	6/15/44	24,855	22,327
AT&T Inc.	4.350%	6/15/45	27,998	23,845
AT&T Inc.	4.750%	5/15/46	27,623	24,598
AT&T Inc.	5.150%	11/15/46	33,000	30,705
AT&T Inc.	5.650%	2/15/47	14,000	14,017
AT&T Inc.	4.500%	3/9/48	13,258	11,374
AT&T Inc.	4.550%	3/9/49	19,313	16,648
AT&T Inc.	5.150%	2/15/50	23,225	21,593
AT&T Inc.	5.700%	3/1/57	5,870	5,770
AT&T Inc.	5.300%	8/15/58	8,051	7,463
Bell Canada Inc.	4.464%	4/1/48	6,525	6,341
British Telecommunications plc	4.500%	12/4/23	5,150	5,209
British Telecommunications plc	5.125%	12/4/28	5,000	5,019
British Telecommunications plc	9.625%	12/15/30	21,500	29,270
CBS Corp.	4.300%	2/15/21	4,150	4,207
CBS Corp.	3.375%	3/1/22	1,000	988
CBS Corp.	2.500%	2/15/23	8,650	8,163
CBS Corp.	2.900%	6/1/23	3,550	3,380
CBS Corp.	3.700%	8/15/24	3,925	3,826
CBS Corp.	3.500%	1/15/25	4,825	4,561
CBS Corp.	4.000%	1/15/26	3,000	2,883
CBS Corp.	2.900%	1/15/27	17,075	15,063
CBS Corp.	3.375%	2/15/28	5,875	5,280
CBS Corp.	3.700%	6/1/28	4,175	3,877
CBS Corp.	5.500%	5/15/33	3,700	3,897
CBS Corp.	5.900%	10/15/40	2,525	2,678
CBS Corp.	4.850%	7/1/42	10,293	9,470
CBS Corp.	4.900%	8/15/44	4,645	4,324

Total Bond Market II Index Fund

	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
CC Holdings GS V LLC / Crown Castle GS III Corp.	3.849%	4/15/23	14,350	14,205
Charter Communications Operating LLC / Charter Communications Operating Capital	3.579%	7/23/20	14,810	14,807
Charter Communications Operating LLC / Charter Communications Operating Capital	4.464%	7/23/22	31,957	32,266
Charter Communications Operating LLC / Charter Communications Operating Capital	4.500%	2/1/24	6,585	6,574
Charter Communications Operating LLC / Charter Communications Operating Capital	4.908%	7/23/25	40,800	40,600
Charter Communications Operating LLC / Charter Communications Operating Capital	3.750%	2/15/28	11,080	10,041
Charter Communications Operating LLC / Charter Communications Operating Capital	6.384%	10/23/35	20,215	20,729
Charter Communications Operating LLC / Charter Communications Operating Capital	5.375%	4/1/38	6,475	6,044
Charter Communications Operating LLC / Charter Communications Operating Capital	6.484%	10/23/45	30,680	31,594
Charter Communications Operating LLC / Charter Communications Operating Capital	5.375%	5/1/47	21,525	19,496
Charter Communications Operating LLC / Charter Communications Operating Capital	5.750%	4/1/48	13,475	12,607
Charter Communications Operating LLC / Charter Communications Operating Capital	6.834%	10/23/55	2,950	3,011
Comcast Cable Communications Holdings Inc.	9.455%	11/15/22	2,075	2,508
Comcast Corp.	5.150%	3/1/20	4,630	4,745
Comcast Corp.	3.300%	10/1/20	14,550	14,577
Comcast Corp.	3.450%	10/1/21	9,325	9,408
Comcast Corp.	3.125%	7/15/22	12,865	12,766
Comcast Corp.	2.850%	1/15/23	4,470	4,352
Comcast Corp.	2.750%	3/1/23	14,675	14,220
Comcast Corp.	3.000%	2/1/24	20,825	20,318
Comcast Corp.	3.600%	3/1/24	4,275	4,279
Comcast Corp.	3.700%	4/15/24	21,775	21,882
Comcast Corp.	3.375%	2/15/25	7,700	7,533
Comcast Corp.	3.375%	8/15/25	21,632	21,004
Comcast Corp.	3.950%	10/15/25	4,988	5,051
Comcast Corp.	3.150%	3/1/26	19,975	19,051
Comcast Corp.	2.350%	1/15/27	13,315	11,864
Comcast Corp.	3.300%	2/1/27	12,135	11,516
Comcast Corp.	3.150%	2/15/28	13,825	12,979
Comcast Corp.	3.550%	5/1/28	7,462	7,177
Comcast Corp.	4.150%	10/15/28	33,000	33,513
Comcast Corp.	4.250%	10/15/30	6,700	6,783
Comcast Corp.	4.250%	1/15/33	12,025	11,942
Comcast Corp.	7.050%	3/15/33	2,200	2,820
Comcast Corp.	4.200%	8/15/34	9,875	9,544
Comcast Corp.	5.650%	6/15/35	4,250	4,729
Comcast Corp.	4.400%	8/15/35	16,005	15,602
Comcast Corp.	6.500%	11/15/35	13,450	15,954
Comcast Corp.	3.200%	7/15/36	8,175	6,977
Comcast Corp.	6.450%	3/15/37	7,625	9,129
Comcast Corp.	6.950%	8/15/37	11,150	13,950
Comcast Corp.	3.900%	3/1/38	7,525	6,957

Total Bond Market II Index Fund

		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Comcast Corp.	6.400%	5/15/38	4,604	5,449
	Comcast Corp.	4.600%	10/15/38	14,000	14,161
	Comcast Corp.	6.550%	7/1/39	3,475	4,231
	Comcast Corp.	6.400%	3/1/40	6,325	7,484
	Comcast Corp.	4.650%	7/15/42	18,060	17,835
	Comcast Corp.	4.500%	1/15/43	4,250	4,086
	Comcast Corp.	4.600%	8/15/45	15,225	14,745
	Comcast Corp.	3.400%	7/15/46	11,275	9,280
	Comcast Corp.	3.969%	11/1/47	28,968	26,146
	Comcast Corp.	4.700%	10/15/48	25,450	25,813
	Comcast Corp.	3.999%	11/1/49	23,386	21,043
	Comcast Corp.	4.049%	11/1/52	8,780	7,883
	Comcast Corp.	4.950%	10/15/58	19,800	20,249
	Crown Castle International Corp.	3.400%	2/15/21	12,625	12,571
	Crown Castle International Corp.	2.250%	9/1/21	8,558	8,257
	Crown Castle International Corp.	4.875%	4/15/22	2,500	2,573
	Crown Castle International Corp.	5.250%	1/15/23	7,490	7,785
	Crown Castle International Corp.	3.150%	7/15/23	5,525	5,313
	Crown Castle International Corp.	3.200%	9/1/24	5,000	4,724
	Crown Castle International Corp.	4.450%	2/15/26	12,170	12,106
	Crown Castle International Corp.	3.700%	6/15/26	13,630	12,900
	Crown Castle International Corp.	4.000%	3/1/27	2,275	2,185
	Crown Castle International Corp.	3.650%	9/1/27	10,625	9,913
	Crown Castle International Corp.	3.800%	2/15/28	7,950	7,505
	Deutsche Telekom International Finance BV	8.750%	6/15/30	35,833	46,828
[10]	Discovery Communications LLC	2.800%	6/15/20	3,950	3,908
	Discovery Communications LLC	4.375%	6/15/21	1,420	1,443
[10]	Discovery Communications LLC	3.500%	6/15/22	6,625	6,538
	Discovery Communications LLC	2.950%	3/20/23	7,900	7,534
	Discovery Communications LLC	3.250%	4/1/23	1,325	1,281
	Discovery Communications LLC	3.800%	3/13/24	3,500	3,420
[10]	Discovery Communications LLC	3.900%	11/15/24	4,175	4,077
	Discovery Communications LLC	3.450%	3/15/25	4,900	4,547
[10]	Discovery Communications LLC	3.950%	6/15/25	4,000	3,864
	Discovery Communications LLC	4.900%	3/11/26	12,125	12,215
	Discovery Communications LLC	3.950%	3/20/28	14,775	13,541
	Discovery Communications LLC	5.000%	9/20/37	10,662	9,912
	Discovery Communications LLC	6.350%	6/1/40	7,835	8,269
	Discovery Communications LLC	4.950%	5/15/42	5,217	4,636
	Discovery Communications LLC	4.875%	4/1/43	7,165	6,315
	Discovery Communications LLC	5.200%	9/20/47	10,496	9,701
	Electronic Arts Inc.	3.700%	3/1/21	10,060	10,137
	Electronic Arts Inc.	4.800%	3/1/26	3,090	3,166
	Grupo Televisa SAB	6.625%	3/18/25	1,875	2,031
	Grupo Televisa SAB	4.625%	1/30/26	7,320	7,250
	Grupo Televisa SAB	8.500%	3/11/32	275	339
	Grupo Televisa SAB	6.625%	1/15/40	4,845	5,210
	Grupo Televisa SAB	5.000%	5/13/45	20,010	17,541
	Interpublic Group of Cos. Inc.	3.500%	10/1/20	2,000	1,996
	Interpublic Group of Cos. Inc.	3.750%	10/1/21	1,075	1,083
	Interpublic Group of Cos. Inc.	3.750%	2/15/23	11,196	10,967
	Interpublic Group of Cos. Inc.	4.200%	4/15/24	4,320	4,286
	Interpublic Group of Cos. Inc.	4.650%	10/1/28	4,350	4,294
	Interpublic Group of Cos. Inc.	5.400%	10/1/48	6,810	6,450

Total Bond Market II Index Fund

	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Koninklijke KPN NV	8.375%	10/1/30	5,200	6,714
Moody’s Corp.	5.500%	9/1/20	3,638	3,767
Moody’s Corp.	3.250%	6/7/21	1,900	1,893
Moody’s Corp.	2.750%	12/15/21	2,884	2,829
Moody’s Corp.	4.500%	9/1/22	4,908	5,036
Moody’s Corp.	4.875%	2/15/24	3,750	3,918
Moody’s Corp.	5.250%	7/15/44	5,515	5,900
NBCUniversal Media LLC	5.150%	4/30/20	17,713	18,213
NBCUniversal Media LLC	4.375%	4/1/21	15,520	15,871
NBCUniversal Media LLC	2.875%	1/15/23	24,149	23,632
NBCUniversal Media LLC	6.400%	4/30/40	6,250	7,527
NBCUniversal Media LLC	5.950%	4/1/41	3,395	3,905
NBCUniversal Media LLC	4.450%	1/15/43	13,525	13,044
Omnicom Group Inc./ Omnicom Capital Inc.	4.450%	8/15/20	7,975	8,109
Omnicom Group Inc./ Omnicom Capital Inc.	3.625%	5/1/22	11,826	11,628
Omnicom Group Inc./ Omnicom Capital Inc.	3.650%	11/1/24	7,375	7,123
Omnicom Group Inc./ Omnicom Capital Inc.	3.600%	4/15/26	11,175	10,558
Orange SA	4.125%	9/14/21	10,685	10,900
Orange SA	9.000%	3/1/31	15,090	20,900
Orange SA	5.375%	1/13/42	12,870	13,615
Orange SA	5.500%	2/6/44	4,770	5,108
RELX Capital Inc.	3.125%	10/15/22	7,634	7,497
RELX Capital Inc.	3.500%	3/16/23	6,300	6,229
Rogers Communications Inc.	3.000%	3/15/23	3,025	2,968
Rogers Communications Inc.	4.100%	10/1/23	6,400	6,522
Rogers Communications Inc.	3.625%	12/15/25	5,285	5,154
Rogers Communications Inc.	2.900%	11/15/26	4,250	3,946
Rogers Communications Inc.	7.500%	8/15/38	300	398
Rogers Communications Inc.	4.500%	3/15/43	4,215	4,171
Rogers Communications Inc.	5.000%	3/15/44	8,027	8,343
Rogers Communications Inc.	4.300%	2/15/48	6,000	5,730
S&P Global Inc.	3.300%	8/14/20	5,950	5,961
S&P Global Inc.	4.000%	6/15/25	6,225	6,354
S&P Global Inc.	4.400%	2/15/26	7,900	8,195
S&P Global Inc.	6.550%	11/15/37	3,525	4,414
S&P Global Inc.	4.500%	5/15/48	4,700	4,637
TCI Communications Inc.	7.875%	2/15/26	1,675	2,036
TCI Communications Inc.	7.125%	2/15/28	725	889
Telefonica Emisiones SAU	5.134%	4/27/20	4,500	4,591
Telefonica Emisiones SAU	5.462%	2/16/21	25,654	26,588
Telefonica Emisiones SAU	4.570%	4/27/23	5,875	6,037
Telefonica Emisiones SAU	4.103%	3/8/27	12,275	11,793
Telefonica Emisiones SAU	7.045%	6/20/36	16,917	19,370
Telefonica Emisiones SAU	4.665%	3/6/38	6,550	5,942
Telefonica Emisiones SAU	5.213%	3/8/47	20,205	18,305
Telefonica Emisiones SAU	4.895%	3/6/48	7,500	6,713
Telefonica Europe BV	8.250%	9/15/30	7,150	9,115
TELUS Corp.	2.800%	2/16/27	8,525	7,863
Thomson Reuters Corp.	4.300%	11/23/23	4,475	4,558
Thomson Reuters Corp.	3.850%	9/29/24	3,218	3,149
Thomson Reuters Corp.	3.350%	5/15/26	3,125	2,908
Thomson Reuters Corp.	5.500%	8/15/35	3,075	3,165
Thomson Reuters Corp.	5.850%	4/15/40	10,370	11,018
Thomson Reuters Corp.	5.650%	11/23/43	2,750	2,865

Total Bond Market II Index Fund

	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Time Warner Cable LLC	5.000%	2/1/20	5,495	5,570
Time Warner Cable LLC	4.125%	2/15/21	5,506	5,523
Time Warner Cable LLC	4.000%	9/1/21	9,950	9,889
Time Warner Cable LLC	6.550%	5/1/37	12,970	13,374
Time Warner Cable LLC	7.300%	7/1/38	14,308	15,282
Time Warner Cable LLC	6.750%	6/15/39	13,392	13,573
Time Warner Cable LLC	5.875%	11/15/40	10,185	9,476
Time Warner Cable LLC	5.500%	9/1/41	15,600	14,191
Time Warner Cable LLC	4.500%	9/15/42	10,127	8,053
Time Warner Entertainment Co. LP	8.375%	7/15/33	3,650	4,421
Verizon Communications Inc.	2.625%	2/21/20	10,714	10,672
Verizon Communications Inc.	3.450%	3/15/21	6,775	6,805
Verizon Communications Inc.	4.600%	4/1/21	7,860	8,101
Verizon Communications Inc.	1.750%	8/15/21	7,225	6,971
Verizon Communications Inc.	3.000%	11/1/21	16,308	16,186
Verizon Communications Inc.	3.500%	11/1/21	12,010	12,116
Verizon Communications Inc.	3.125%	3/16/22	15,540	15,431
Verizon Communications Inc.	2.450%	11/1/22	11,550	11,172
Verizon Communications Inc.	5.150%	9/15/23	36,255	38,618
Verizon Communications Inc.	4.150%	3/15/24	12,925	13,217
Verizon Communications Inc.	3.500%	11/1/24	23,200	22,913
Verizon Communications Inc.	3.376%	2/15/25	33,646	32,665
Verizon Communications Inc.	2.625%	8/15/26	20,810	18,875
Verizon Communications Inc.	4.125%	3/16/27	21,925	21,938
Verizon Communications Inc.	4.329%	9/21/28	39,215	39,404
Verizon Communications Inc.	4.500%	8/10/33	32,225	32,033
Verizon Communications Inc.	4.400%	11/1/34	26,183	25,252
Verizon Communications Inc.	4.272%	1/15/36	24,174	22,671
Verizon Communications Inc.	5.250%	3/16/37	27,230	28,431
Verizon Communications Inc.	4.812%	3/15/39	18,370	18,091
Verizon Communications Inc.	4.750%	11/1/41	11,950	11,623
Verizon Communications Inc.	3.850%	11/1/42	9,974	8,623
Verizon Communications Inc.	4.125%	8/15/46	13,000	11,554
Verizon Communications Inc.	4.862%	8/21/46	42,425	41,795
Verizon Communications Inc.	5.500%	3/16/47	11,700	12,540
Verizon Communications Inc.	4.522%	9/15/48	32,551	30,582
Verizon Communications Inc.	5.012%	4/15/49	27,337	27,297
Verizon Communications Inc.	5.012%	8/21/54	46,377	44,960
Verizon Communications Inc.	4.672%	3/15/55	34,070	31,332
Viacom Inc.	3.875%	12/15/21	4,090	4,107
Viacom Inc.	4.250%	9/1/23	21,450	21,214
Viacom Inc.	3.875%	4/1/24	4,989	4,893
Viacom Inc.	6.875%	4/30/36	4,610	4,846
Viacom Inc.	4.375%	3/15/43	13,810	10,936
Viacom Inc.	5.850%	9/1/43	14,335	14,082
Vodafone Group plc	4.375%	3/16/21	3,468	3,544
Vodafone Group plc	2.500%	9/26/22	6,325	6,046
Vodafone Group plc	2.950%	2/19/23	10,320	9,927
Vodafone Group plc	3.750%	1/16/24	17,500	17,249
Vodafone Group plc	4.125%	5/30/25	13,225	13,048
Vodafone Group plc	4.375%	5/30/28	25,700	24,944
Vodafone Group plc	7.875%	2/15/30	6,163	7,543
Vodafone Group plc	6.250%	11/30/32	5,145	5,624
Vodafone Group plc	6.150%	2/27/37	9,895	10,347

Total Bond Market II Index Fund

	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Vodafone Group plc	5.000%	5/30/38	12,465	11,683
Vodafone Group plc	4.375%	2/19/43	12,155	10,083
Vodafone Group plc	5.250%	5/30/48	23,795	22,401
Walt Disney Co.	1.950%	3/4/20	4,275	4,235
Walt Disney Co.	1.800%	6/5/20	5,875	5,783
Walt Disney Co.	2.150%	9/17/20	4,400	4,350
Walt Disney Co.	2.300%	2/12/21	5,600	5,523
Walt Disney Co.	2.750%	8/16/21	1,000	990
Walt Disney Co.	2.550%	2/15/22	3,000	2,953
Walt Disney Co.	2.450%	3/4/22	3,000	2,935
Walt Disney Co.	2.350%	12/1/22	2,300	2,226
Walt Disney Co.	3.150%	9/17/25	3,800	3,693
Walt Disney Co.	3.000%	2/13/26	8,285	7,962
Walt Disney Co.	1.850%	7/30/26	7,720	6,843
Walt Disney Co.	7.000%	3/1/32	2,075	2,728
Walt Disney Co.	4.375%	8/16/41	3,310	3,394
Walt Disney Co.	4.125%	12/1/41	11,701	11,656
Walt Disney Co.	3.700%	12/1/42	7,265	6,771
Warner Media LLC	4.700%	1/15/21	7,100	7,242
Warner Media LLC	4.750%	3/29/21	7,925	8,124
Warner Media LLC	4.000%	1/15/22	3,726	3,744
Warner Media LLC	3.400%	6/15/22	6,601	6,525
Warner Media LLC	4.050%	12/15/23	4,340	4,331
Warner Media LLC	3.550%	6/1/24	5,200	4,989
Warner Media LLC	3.600%	7/15/25	17,650	16,715
Warner Media LLC	3.875%	1/15/26	13,986	13,549
Warner Media LLC	3.800%	2/15/27	23,219	21,782
Warner Media LLC	7.625%	4/15/31	1,812	2,255
Warner Media LLC	6.100%	7/15/40	2,000	2,106
Warner Media LLC	5.375%	10/15/41	6,930	6,732
Warner Media LLC	4.900%	6/15/42	7,215	6,582
Warner Media LLC	5.350%	12/15/43	15,300	14,807
Warner Media LLC	4.650%	6/1/44	9,930	8,670
WPP Finance 2010	4.750%	11/21/21	18,062	18,378
WPP Finance 2010	3.625%	9/7/22	4,400	4,261
WPP Finance 2010	3.750%	9/19/24	3,350	3,118
WPP Finance 2010	5.125%	9/7/42	2,555	2,346
WPP Finance 2010	5.625%	11/15/43	4,775	4,628

Consumer Cyclical (1.9%)
Advance Auto Parts Inc.	5.750%	5/1/20	1,575	1,618
Advance Auto Parts Inc.	4.500%	1/15/22	325	330
Advance Auto Parts Inc.	4.500%	12/1/23	1,850	1,881
Alibaba Group Holding Ltd.	3.125%	11/28/21	9,685	9,576
Alibaba Group Holding Ltd.	2.800%	6/6/23	16,325	15,783
Alibaba Group Holding Ltd.	3.600%	11/28/24	17,390	17,011
Alibaba Group Holding Ltd.	3.400%	12/6/27	17,325	15,941
Alibaba Group Holding Ltd.	4.500%	11/28/34	3,870	3,762
Alibaba Group Holding Ltd.	4.000%	12/6/37	8,125	7,298
Alibaba Group Holding Ltd.	4.200%	12/6/47	13,375	11,895
Alibaba Group Holding Ltd.	4.400%	12/6/57	8,500	7,645
Amazon.com Inc.	1.900%	8/21/20	12,055	11,881
Amazon.com Inc.	3.300%	12/5/21	17,999	18,189
Amazon.com Inc.	2.500%	11/29/22	4,380	4,280

Total Bond Market II Index Fund

	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Amazon.com Inc.	2.400%	2/22/23	12,160	11,718
Amazon.com Inc.	2.800%	8/22/24	13,000	12,637
Amazon.com Inc.	3.800%	12/5/24	4,324	4,421
Amazon.com Inc.	5.200%	12/3/25	7,460	8,181
Amazon.com Inc.	3.150%	8/22/27	27,480	26,537
Amazon.com Inc.	4.800%	12/5/34	11,620	12,516
Amazon.com Inc.	3.875%	8/22/37	23,665	22,964
Amazon.com Inc.	4.950%	12/5/44	13,910	15,469
Amazon.com Inc.	4.050%	8/22/47	27,405	26,840
Amazon.com Inc.	4.250%	8/22/57	19,035	18,562
American Honda Finance Corp.	2.000%	2/14/20	5,400	5,337
American Honda Finance Corp.	2.150%	3/13/20	3,000	2,965
American Honda Finance Corp.	1.950%	7/20/20	4,760	4,679
American Honda Finance Corp.	2.450%	9/24/20	14,450	14,272
American Honda Finance Corp.	2.650%	2/12/21	15,000	14,758
American Honda Finance Corp.	1.650%	7/12/21	4,450	4,279
American Honda Finance Corp.	1.700%	9/9/21	8,600	8,250
American Honda Finance Corp.	3.375%	12/10/21	3,500	3,518
American Honda Finance Corp.	2.600%	11/16/22	4,875	4,741
American Honda Finance Corp.	3.450%	7/14/23	4,130	4,131
American Honda Finance Corp.	3.625%	10/10/23	4,000	4,029
American Honda Finance Corp.	2.900%	2/16/24	6,100	5,904
American Honda Finance Corp.	2.300%	9/9/26	3,575	3,221
American Honda Finance Corp.	3.500%	2/15/28	2,000	1,939
Aptiv plc	3.150%	11/19/20	4,060	4,039
Aptiv plc	4.250%	1/15/26	2,550	2,505
Aptiv plc	4.400%	10/1/46	4,050	3,565
Automatic Data Processing Inc.	2.250%	9/15/20	10,345	10,248
Automatic Data Processing Inc.	3.375%	9/15/25	1,500	1,492
AutoNation Inc.	5.500%	2/1/20	1,655	1,690
AutoNation Inc.	3.350%	1/15/21	5,185	5,120
AutoNation Inc.	3.500%	11/15/24	2,300	2,129
AutoNation Inc.	4.500%	10/1/25	12,305	11,965
AutoNation Inc.	3.800%	11/15/27	5,900	5,258
AutoZone Inc.	2.500%	4/15/21	1,125	1,098
AutoZone Inc.	3.700%	4/15/22	8,000	7,986
AutoZone Inc.	2.875%	1/15/23	280	270
AutoZone Inc.	3.250%	4/15/25	6,940	6,569
AutoZone Inc.	3.125%	4/21/26	5,200	4,822
AutoZone Inc.	3.750%	6/1/27	7,000	6,713
Best Buy Co. Inc.	5.500%	3/15/21	650	671
Best Buy Co. Inc.	4.450%	10/1/28	9,000	8,611
Block Financial LLC	4.125%	10/1/20	2,875	2,885
Block Financial LLC	5.500%	11/1/22	5,000	5,109
Block Financial LLC	5.250%	10/1/25	12,925	12,941
Booking Holdings Inc.	2.750%	3/15/23	2,000	1,920
Booking Holdings Inc.	3.650%	3/15/25	7,850	7,589
Booking Holdings Inc.	3.600%	6/1/26	10,175	9,754
Booking Holdings Inc.	3.550%	3/15/28	6,155	5,773
BorgWarner Inc.	4.625%	9/15/20	400	407
BorgWarner Inc.	3.375%	3/15/25	1,150	1,118
BorgWarner Inc.	4.375%	3/15/45	3,765	3,486
Carnival Corp.	3.950%	10/15/20	2,600	2,631
Costco Wholesale Corp.	1.750%	2/15/20	2,025	1,998

Total Bond Market II Index Fund

	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Costco Wholesale Corp.	2.150%	5/18/21	8,000	7,853
Costco Wholesale Corp.	2.250%	2/15/22	4,800	4,684
Costco Wholesale Corp.	2.300%	5/18/22	7,400	7,231
Costco Wholesale Corp.	2.750%	5/18/24	10,000	9,694
Costco Wholesale Corp.	3.000%	5/18/27	8,412	8,070
Cummins Inc.	3.650%	10/1/23	2,790	2,833
Cummins Inc.	7.125%	3/1/28	100	123
Cummins Inc.	4.875%	10/1/43	4,290	4,651
Daimler Finance North America LLC	8.500%	1/18/31	7,920	10,683
Darden Restaurants Inc.	3.850%	5/1/27	4,275	4,068
Darden Restaurants Inc.	4.550%	2/15/48	3,850	3,523
Delphi Corp.	4.150%	3/15/24	5,880	5,826
Dollar General Corp.	3.250%	4/15/23	9,468	9,199
Dollar General Corp.	4.150%	11/1/25	3,100	3,079
Dollar General Corp.	3.875%	4/15/27	4,525	4,338
Dollar General Corp.	4.125%	5/1/28	7,400	7,181
Dollar Tree Inc.	3.700%	5/15/23	4,500	4,377
Dollar Tree Inc.	4.000%	5/15/25	12,580	12,054
Dollar Tree Inc.	4.200%	5/15/28	10,125	9,597
DR Horton Inc.	2.550%	12/1/20	875	857
DR Horton Inc.	4.375%	9/15/22	3,550	3,581
DR Horton Inc.	4.750%	2/15/23	3,675	3,696
DR Horton Inc.	5.750%	8/15/23	4,500	4,715
eBay Inc.	2.150%	6/5/20	4,250	4,188
eBay Inc.	3.250%	10/15/20	5,325	5,302
eBay Inc.	2.875%	8/1/21	5,675	5,591
eBay Inc.	3.800%	3/9/22	7,615	7,631
eBay Inc.	2.600%	7/15/22	4,930	4,744
eBay Inc.	2.750%	1/30/23	6,500	6,247
eBay Inc.	3.450%	8/1/24	3,950	3,776
eBay Inc.	3.600%	6/5/27	7,425	6,923
eBay Inc.	4.000%	7/15/42	6,895	5,124
Expedia Group Inc.	5.950%	8/15/20	13,325	13,765
Expedia Group Inc.	4.500%	8/15/24	2,775	2,767
Expedia Group Inc.	5.000%	2/15/26	5,315	5,371
Expedia Group Inc.	3.800%	2/15/28	5,395	4,968
Ford Holdings LLC	9.300%	3/1/30	1,175	1,391
Ford Motor Co.	4.346%	12/8/26	11,100	9,885
Ford Motor Co.	6.625%	10/1/28	3,800	3,802
Ford Motor Co.	6.375%	2/1/29	3,425	3,362
Ford Motor Co.	7.450%	7/16/31	11,600	11,947
Ford Motor Co.	4.750%	1/15/43	12,925	10,015
Ford Motor Co.	7.400%	11/1/46	3,225	3,229
Ford Motor Co.	5.291%	12/8/46	13,700	11,279
Ford Motor Credit Co. LLC	2.681%	1/9/20	11,600	11,427
Ford Motor Credit Co. LLC	8.125%	1/15/20	7,365	7,608
Ford Motor Credit Co. LLC	2.459%	3/27/20	1,000	976
Ford Motor Credit Co. LLC	3.157%	8/4/20	9,163	8,965
Ford Motor Credit Co. LLC	2.343%	11/2/20	8,068	7,748
Ford Motor Credit Co. LLC	3.200%	1/15/21	8,425	8,169
Ford Motor Credit Co. LLC	5.750%	2/1/21	2,681	2,730
Ford Motor Credit Co. LLC	3.336%	3/18/21	15,000	14,527
Ford Motor Credit Co. LLC	5.875%	8/2/21	10,944	11,205
Ford Motor Credit Co. LLC	3.813%	10/12/21	8,375	8,135

Total Bond Market II Index Fund

	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Ford Motor Credit Co. LLC	3.219%	1/9/22	8,060	7,576
Ford Motor Credit Co. LLC	3.339%	3/28/22	10,300	9,694
Ford Motor Credit Co. LLC	2.979%	8/3/22	10,000	9,226
Ford Motor Credit Co. LLC	4.250%	9/20/22	6,700	6,436
Ford Motor Credit Co. LLC	4.375%	8/6/23	7,625	7,235
Ford Motor Credit Co. LLC	3.810%	1/9/24	7,325	6,697
Ford Motor Credit Co. LLC	3.664%	9/8/24	5,125	4,586
Ford Motor Credit Co. LLC	4.687%	6/9/25	7,000	6,481
Ford Motor Credit Co. LLC	4.134%	8/4/25	20,250	18,231
Ford Motor Credit Co. LLC	4.389%	1/8/26	10,200	9,180
Ford Motor Credit Co. LLC	3.815%	11/2/27	13,600	11,413
General Motors Co.	4.875%	10/2/23	20,258	20,301
General Motors Co.	4.000%	4/1/25	11,314	10,564
General Motors Co.	4.200%	10/1/27	1,500	1,359
General Motors Co.	5.000%	10/1/28	6,000	5,715
General Motors Co.	5.000%	4/1/35	9,305	7,919
General Motors Co.	6.600%	4/1/36	4,276	4,171
General Motors Co.	5.150%	4/1/38	11,290	9,754
General Motors Co.	6.250%	10/2/43	9,325	8,695
General Motors Co.	5.200%	4/1/45	11,963	9,980
General Motors Co.	6.750%	4/1/46	10,390	10,253
General Motors Co.	5.400%	4/1/48	4,600	3,958
General Motors Co.	5.950%	4/1/49	6,000	5,478
General Motors Financial Co. Inc.	3.150%	1/15/20	10,200	10,113
General Motors Financial Co. Inc.	2.650%	4/13/20	13,075	12,840
General Motors Financial Co. Inc.	3.200%	7/13/20	31,325	30,858
General Motors Financial Co. Inc.	2.450%	11/6/20	10,750	10,420
General Motors Financial Co. Inc.	3.700%	11/24/20	9,125	9,048
General Motors Financial Co. Inc.	4.200%	3/1/21	7,915	7,876
General Motors Financial Co. Inc.	3.550%	4/9/21	6,550	6,449
General Motors Financial Co. Inc.	3.200%	7/6/21	14,317	13,984
General Motors Financial Co. Inc.	4.375%	9/25/21	3,365	3,379
General Motors Financial Co. Inc.	3.450%	1/14/22	6,415	6,169
General Motors Financial Co. Inc.	3.450%	4/10/22	14,189	13,589
General Motors Financial Co. Inc.	3.150%	6/30/22	3,025	2,860
General Motors Financial Co. Inc.	3.250%	1/5/23	3,075	2,893
General Motors Financial Co. Inc.	3.700%	5/9/23	8,030	7,610
General Motors Financial Co. Inc.	4.250%	5/15/23	9,288	8,949
General Motors Financial Co. Inc.	4.150%	6/19/23	8,000	7,707
General Motors Financial Co. Inc.	3.950%	4/13/24	7,150	6,706
General Motors Financial Co. Inc.	3.500%	11/7/24	17,065	15,515
General Motors Financial Co. Inc.	4.000%	1/15/25	7,945	7,368
General Motors Financial Co. Inc.	4.350%	4/9/25	10,600	10,082
General Motors Financial Co. Inc.	4.300%	7/13/25	25	23
General Motors Financial Co. Inc.	5.250%	3/1/26	4,700	4,596
General Motors Financial Co. Inc.	4.000%	10/6/26	3,675	3,288
General Motors Financial Co. Inc.	4.350%	1/17/27	17,750	16,321
General Motors Financial Co. Inc.	3.850%	1/5/28	4,275	3,681
GLP Capital LP / GLP Financing II Inc.	4.875%	11/1/20	8,825	8,869
GLP Capital LP / GLP Financing II Inc.	4.375%	4/15/21	2,720	2,706
GLP Capital LP / GLP Financing II Inc.	5.375%	11/1/23	5,000	5,050
GLP Capital LP / GLP Financing II Inc.	5.250%	6/1/25	9,354	9,284
GLP Capital LP / GLP Financing II Inc.	5.375%	4/15/26	4,800	4,716
GLP Capital LP / GLP Financing II Inc.	5.750%	6/1/28	600	596

Total Bond Market II Index Fund

	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
GLP Capital LP / GLP Financing II Inc.	5.300%	1/15/29	8,225	8,050
Harley-Davidson Inc.	3.500%	7/28/25	6,850	6,544
Harley-Davidson Inc.	4.625%	7/28/45	3,435	3,214
Harman International Industries Inc.	4.150%	5/15/25	3,150	3,180
Home Depot Inc.	1.800%	6/5/20	16,445	16,206
Home Depot Inc.	2.000%	4/1/21	5,325	5,213
Home Depot Inc.	4.400%	4/1/21	10,425	10,739
Home Depot Inc.	3.250%	3/1/22	3,000	3,023
Home Depot Inc.	2.625%	6/1/22	20,544	20,258
Home Depot Inc.	2.700%	4/1/23	3,300	3,251
Home Depot Inc.	3.750%	2/15/24	9,509	9,696
Home Depot Inc.	3.350%	9/15/25	6,075	5,997
Home Depot Inc.	3.000%	4/1/26	7,100	6,850
Home Depot Inc.	2.125%	9/15/26	9,875	8,874
Home Depot Inc.	2.800%	9/14/27	4,275	4,010
Home Depot Inc.	3.900%	12/6/28	2,090	2,134
Home Depot Inc.	5.875%	12/16/36	26,006	31,272
Home Depot Inc.	5.400%	9/15/40	4,625	5,313
Home Depot Inc.	5.950%	4/1/41	4,805	5,932
Home Depot Inc.	4.200%	4/1/43	11,825	11,668
Home Depot Inc.	4.875%	2/15/44	10,875	11,602
Home Depot Inc.	4.400%	3/15/45	4,250	4,276
Home Depot Inc.	4.250%	4/1/46	13,745	13,530
Home Depot Inc.	3.900%	6/15/47	9,580	9,062
Home Depot Inc.	4.500%	12/6/48	5,640	5,838
Home Depot Inc.	3.500%	9/15/56	9,785	8,138
Hyatt Hotels Corp.	3.375%	7/15/23	4,200	4,091
Hyatt Hotels Corp.	4.850%	3/15/26	2,100	2,154
Hyatt Hotels Corp.	4.375%	9/15/28	3,805	3,673
IHS Markit Ltd.	4.750%	8/1/28	8,865	8,654
JD.com Inc.	3.125%	4/29/21	796	770
JD.com Inc.	3.875%	4/29/26	4,077	3,640
Kohl’s Corp.	4.000%	11/1/21	4,623	4,692
Kohl’s Corp.	3.250%	2/1/23	1,700	1,621
Kohl’s Corp.	4.750%	12/15/23	226	233
Kohl’s Corp.	4.250%	7/17/25	6,502	6,347
Kohl’s Corp.	5.550%	7/17/45	1,575	1,466
Lear Corp.	5.250%	1/15/25	5,625	5,766
Lear Corp.	3.800%	9/15/27	3,050	2,737
Lowe’s Cos. Inc.	4.625%	4/15/20	1,355	1,369
Lowe’s Cos. Inc.	3.750%	4/15/21	3,745	3,766
Lowe’s Cos. Inc.	3.800%	11/15/21	2,675	2,703
Lowe’s Cos. Inc.	3.120%	4/15/22	1,700	1,673
Lowe’s Cos. Inc.	3.875%	9/15/23	10,844	10,847
Lowe’s Cos. Inc.	3.125%	9/15/24	12,900	12,394
Lowe’s Cos. Inc.	3.375%	9/15/25	12,835	12,253
Lowe’s Cos. Inc.	2.500%	4/15/26	19,325	17,162
Lowe’s Cos. Inc.	3.100%	5/3/27	4,700	4,300
Lowe’s Cos. Inc.	6.500%	3/15/29	267	310
Lowe’s Cos. Inc.	4.650%	4/15/42	6,575	6,225
Lowe’s Cos. Inc.	4.250%	9/15/44	1,950	1,732
Lowe’s Cos. Inc.	4.375%	9/15/45	9,675	8,748
Lowe’s Cos. Inc.	3.700%	4/15/46	11,045	8,964
Lowe’s Cos. Inc.	4.050%	5/3/47	9,385	8,120

Total Bond Market II Index Fund

	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Macy’s Retail Holdings Inc.	3.450%	1/15/21	2,715	2,689
Macy’s Retail Holdings Inc.	3.875%	1/15/22	2,050	2,018
Macy’s Retail Holdings Inc.	2.875%	2/15/23	14,343	13,268
Macy’s Retail Holdings Inc.	4.375%	9/1/23	7,375	7,249
Macy’s Retail Holdings Inc.	3.625%	6/1/24	2,970	2,752
Macy’s Retail Holdings Inc.	4.500%	12/15/34	1,947	1,557
Magna International Inc.	3.625%	6/15/24	7,570	7,562
Magna International Inc.	4.150%	10/1/25	2,775	2,828
Marriott International Inc.	3.375%	10/15/20	2,075	2,061
Marriott International Inc.	2.875%	3/1/21	2,500	2,460
Marriott International Inc.	3.125%	10/15/21	4,825	4,772
Marriott International Inc.	2.300%	1/15/22	2,000	1,917
Marriott International Inc.	3.250%	9/15/22	3,525	3,450
Marriott International Inc.	3.750%	3/15/25	4,800	4,628
Marriott International Inc.	3.750%	10/1/25	2,190	2,118
Marriott International Inc.	3.125%	6/15/26	4,090	3,704
Marriott International Inc.	4.000%	4/15/28	6,975	6,618
Mastercard Inc.	2.000%	11/21/21	5,230	5,081
Mastercard Inc.	3.375%	4/1/24	5,050	5,088
Mastercard Inc.	2.950%	11/21/26	4,750	4,576
Mastercard Inc.	3.500%	2/26/28	2,920	2,919
Mastercard Inc.	3.800%	11/21/46	3,800	3,658
Mastercard Inc.	3.950%	2/26/48	5,030	5,012
McDonald’s Corp.	2.750%	12/9/20	7,889	7,826
McDonald’s Corp.	3.625%	5/20/21	1,750	1,770
McDonald’s Corp.	2.625%	1/15/22	16,365	16,026
McDonald’s Corp.	3.350%	4/1/23	10,775	10,725
McDonald’s Corp.	3.375%	5/26/25	7,955	7,771
McDonald’s Corp.	3.700%	1/30/26	22,140	21,806
McDonald’s Corp.	3.500%	3/1/27	7,275	7,021
McDonald’s Corp.	3.800%	4/1/28	11,000	10,784
McDonald’s Corp.	4.700%	12/9/35	6,175	6,179
McDonald’s Corp.	6.300%	10/15/37	425	498
McDonald’s Corp.	6.300%	3/1/38	1,675	1,998
McDonald’s Corp.	5.700%	2/1/39	4,150	4,701
McDonald’s Corp.	3.700%	2/15/42	14,175	12,382
McDonald’s Corp.	3.625%	5/1/43	2,325	1,973
McDonald’s Corp.	4.600%	5/26/45	6,660	6,487
McDonald’s Corp.	4.875%	12/9/45	14,975	15,203
McDonald’s Corp.	4.450%	3/1/47	7,890	7,567
McDonald’s Corp.	4.450%	9/1/48	7,155	6,833
NIKE Inc.	2.250%	5/1/23	625	602
NIKE Inc.	2.375%	11/1/26	10,000	9,147
NIKE Inc.	3.625%	5/1/43	6,025	5,632
NIKE Inc.	3.875%	11/1/45	3,175	3,045
NIKE Inc.	3.375%	11/1/46	2,050	1,807
Nordstrom Inc.	4.750%	5/1/20	3,650	3,706
Nordstrom Inc.	4.000%	10/15/21	5,315	5,371
Nordstrom Inc.	4.000%	3/15/27	6,000	5,671
Nordstrom Inc.	6.950%	3/15/28	1,540	1,716
Nordstrom Inc.	5.000%	1/15/44	6,820	5,863
NVR Inc.	3.950%	9/15/22	16,113	15,863
O’Reilly Automotive Inc.	4.875%	1/14/21	600	617
O’Reilly Automotive Inc.	4.625%	9/15/21	125	128

Total Bond Market II Index Fund

		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	O’Reilly Automotive Inc.	3.800%	9/1/22	5,029	5,046
	O’Reilly Automotive Inc.	3.850%	6/15/23	7,075	7,087
	O’Reilly Automotive Inc.	3.550%	3/15/26	1,350	1,292
	O’Reilly Automotive Inc.	3.600%	9/1/27	6,275	5,997
	PACCAR Financial Corp.	2.500%	8/14/20	2,000	1,983
	PACCAR Financial Corp.	2.050%	11/13/20	3,575	3,510
	PACCAR Financial Corp.	2.250%	2/25/21	1,500	1,473
	PACCAR Financial Corp.	2.800%	3/1/21	3,300	3,279
	PACCAR Financial Corp.	3.150%	8/9/21	4,000	3,999
	PACCAR Financial Corp.	2.300%	8/10/22	2,200	2,127
	PACCAR Financial Corp.	3.400%	8/9/23	7,000	7,087
	QVC Inc.	5.125%	7/2/22	3,510	3,498
	QVC Inc.	4.375%	3/15/23	5,000	4,795
	QVC Inc.	4.850%	4/1/24	4,290	4,102
	QVC Inc.	4.450%	2/15/25	1,100	1,023
	QVC Inc.	5.450%	8/15/34	400	349
	QVC Inc.	5.950%	3/15/43	4,050	3,608
	Ralph Lauren Corp.	2.625%	8/18/20	1,670	1,651
	Ralph Lauren Corp.	3.750%	9/15/25	3,850	3,824
	Royal Caribbean Cruises Ltd.	2.650%	11/28/20	3,355	3,288
	Royal Caribbean Cruises Ltd.	5.250%	11/15/22	3,750	3,886
	Royal Caribbean Cruises Ltd.	3.700%	3/15/28	5,725	5,246
10	Sands China Ltd.	4.600%	8/8/23	8,700	8,613
10	Sands China Ltd.	5.125%	8/8/25	10,500	10,369
10	Sands China Ltd.	5.400%	8/8/28	15,500	14,899
	Starbucks Corp.	2.200%	11/22/20	3,725	3,663
	Starbucks Corp.	2.100%	2/4/21	4,375	4,263
	Starbucks Corp.	2.700%	6/15/22	2,970	2,898
	Starbucks Corp.	3.100%	3/1/23	8,435	8,290
	Starbucks Corp.	3.850%	10/1/23	6,400	6,475
	Starbucks Corp.	3.800%	8/15/25	17,000	16,885
	Starbucks Corp.	2.450%	6/15/26	2,925	2,627
	Starbucks Corp.	3.500%	3/1/28	5,425	5,168
	Starbucks Corp.	4.000%	11/15/28	7,000	6,907
	Starbucks Corp.	4.300%	6/15/45	1,250	1,130
	Starbucks Corp.	3.750%	12/1/47	5,500	4,577
	Starbucks Corp.	4.500%	11/15/48	7,875	7,367
	Tapestry Inc.	3.000%	7/15/22	2,800	2,687
	Tapestry Inc.	4.250%	4/1/25	3,746	3,597
	Tapestry Inc.	4.125%	7/15/27	5,545	5,143
	Target Corp.	3.875%	7/15/20	5,630	5,712
	Target Corp.	2.900%	1/15/22	9,180	9,151
	Target Corp.	3.500%	7/1/24	7,775	7,791
	Target Corp.	2.500%	4/15/26	8,465	7,901
	Target Corp.	6.350%	11/1/32	2,180	2,682
	Target Corp.	6.500%	10/15/37	3,708	4,550
	Target Corp.	7.000%	1/15/38	3,725	4,895
	Target Corp.	4.000%	7/1/42	11,200	10,582
	Target Corp.	3.625%	4/15/46	5,765	5,058
	Target Corp.	3.900%	11/15/47	9,175	8,484
	TJX Cos. Inc.	2.750%	6/15/21	17,825	17,650
	TJX Cos. Inc.	2.500%	5/15/23	5,798	5,627
	TJX Cos. Inc.	2.250%	9/15/26	10,275	9,300
	Toyota Motor Corp.	3.183%	7/20/21	7,000	7,035

Total Bond Market II Index Fund

	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Toyota Motor Corp.	3.419%	7/20/23	8,500	8,509
Toyota Motor Corp.	3.669%	7/20/28	5,000	5,085
Toyota Motor Credit Corp.	2.200%	1/10/20	8,300	8,227
Toyota Motor Credit Corp.	2.150%	3/12/20	19,425	19,209
Toyota Motor Credit Corp.	1.950%	4/17/20	5,165	5,091
Toyota Motor Credit Corp.	4.500%	6/17/20	5,568	5,684
Toyota Motor Credit Corp.	4.250%	1/11/21	2,200	2,247
Toyota Motor Credit Corp.	1.900%	4/8/21	11,115	10,855
Toyota Motor Credit Corp.	2.950%	4/13/21	11,365	11,361
Toyota Motor Credit Corp.	2.750%	5/17/21	4,200	4,160
Toyota Motor Credit Corp.	3.400%	9/15/21	3,820	3,830
Toyota Motor Credit Corp.	2.600%	1/11/22	8,300	8,169
Toyota Motor Credit Corp.	3.300%	1/12/22	9,650	9,680
Toyota Motor Credit Corp.	2.800%	7/13/22	1,065	1,047
Toyota Motor Credit Corp.	2.150%	9/8/22	12,100	11,616
Toyota Motor Credit Corp.	2.625%	1/10/23	6,725	6,525
Toyota Motor Credit Corp.	2.700%	1/11/23	3,950	3,836
Toyota Motor Credit Corp.	2.250%	10/18/23	4,050	3,821
Toyota Motor Credit Corp.	2.900%	4/17/24	4,600	4,465
Toyota Motor Credit Corp.	3.400%	4/14/25	3,025	3,007
Toyota Motor Credit Corp.	3.200%	1/11/27	8,450	8,212
Toyota Motor Credit Corp.	3.050%	1/11/28	6,850	6,599
VF Corp.	3.500%	9/1/21	8,035	8,029
VF Corp.	6.450%	11/1/37	4,475	5,622
Visa Inc.	2.200%	12/14/20	27,360	27,062
Visa Inc.	2.150%	9/15/22	8,000	7,715
Visa Inc.	2.800%	12/14/22	16,735	16,527
Visa Inc.	3.150%	12/14/25	38,200	37,550
Visa Inc.	2.750%	9/15/27	9,650	9,128
Visa Inc.	4.150%	12/14/35	14,405	14,896
Visa Inc.	4.300%	12/14/45	25,415	26,223
Visa Inc.	3.650%	9/15/47	4,500	4,203
Walgreen Co.	3.100%	9/15/22	7,185	6,987
Walgreen Co.	4.400%	9/15/42	6,876	6,060
Walgreens Boots Alliance Inc.	3.300%	11/18/21	6,225	6,190
Walgreens Boots Alliance Inc.	3.800%	11/18/24	15,200	14,965
Walgreens Boots Alliance Inc.	3.450%	6/1/26	12,435	11,652
Walgreens Boots Alliance Inc.	4.500%	11/18/34	4,270	4,081
Walgreens Boots Alliance Inc.	4.800%	11/18/44	11,880	10,948
Walgreens Boots Alliance Inc.	4.650%	6/1/46	3,595	3,219
Walmart Inc.	2.850%	6/23/20	14,750	14,758
Walmart Inc.	3.625%	7/8/20	100	101
Walmart Inc.	3.250%	10/25/20	10,670	10,758
Walmart Inc.	1.900%	12/15/20	37,415	36,787
Walmart Inc.	3.125%	6/23/21	14,100	14,195
Walmart Inc.	2.350%	12/15/22	10,590	10,271
Walmart Inc.	2.550%	4/11/23	12,735	12,388
Walmart Inc.	3.400%	6/26/23	12,475	12,606
Walmart Inc.	3.300%	4/22/24	16,150	16,159
Walmart Inc.	2.650%	12/15/24	16,400	15,847
Walmart Inc.	3.550%	6/26/25	18,650	18,805
Walmart Inc.	5.875%	4/5/27	8,160	9,396
Walmart Inc.	3.700%	6/26/28	15,000	15,161
Walmart Inc.	7.550%	2/15/30	3,896	5,225

Total Bond Market II Index Fund

	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Walmart Inc.	5.250%	9/1/35	12,240	14,097
Walmart Inc.	6.200%	4/15/38	14,180	18,224
Walmart Inc.	3.950%	6/28/38	11,225	11,174
Walmart Inc.	5.625%	4/1/40	7,685	9,197
Walmart Inc.	4.875%	7/8/40	7,145	7,938
Walmart Inc.	5.000%	10/25/40	2,105	2,392
Walmart Inc.	5.625%	4/15/41	7,560	9,116
Walmart Inc.	4.000%	4/11/43	8,085	7,908
Walmart Inc.	4.300%	4/22/44	5,250	5,328
Walmart Inc.	3.625%	12/15/47	8,640	8,040
Walmart Inc.	4.050%	6/29/48	17,800	17,698
Western Union Co.	5.253%	4/1/20	125	127
Western Union Co.	3.600%	3/15/22	4,550	4,526
Western Union Co.	6.200%	11/17/36	5,125	4,988
Western Union Co.	6.200%	6/21/40	1,580	1,455

Consumer Noncyclical (4.3%)
Abbott Laboratories	2.800%	9/15/20	4,700	4,662
Abbott Laboratories	2.900%	11/30/21	27,000	26,710
Abbott Laboratories	2.550%	3/15/22	5,725	5,577
Abbott Laboratories	3.400%	11/30/23	17,201	17,102
Abbott Laboratories	2.950%	3/15/25	1,900	1,818
Abbott Laboratories	3.875%	9/15/25	2,625	2,631
Abbott Laboratories	3.750%	11/30/26	14,088	13,911
Abbott Laboratories	4.750%	11/30/36	19,135	19,998
Abbott Laboratories	6.150%	11/30/37	3,830	4,643
Abbott Laboratories	6.000%	4/1/39	350	409
Abbott Laboratories	5.300%	5/27/40	1,851	2,009
Abbott Laboratories	4.750%	4/15/43	1,075	1,106
Abbott Laboratories	4.900%	11/30/46	32,270	33,919
AbbVie Inc.	2.500%	5/14/20	32,820	32,468
AbbVie Inc.	2.300%	5/14/21	16,550	16,140
AbbVie Inc.	3.375%	11/14/21	9,200	9,193
AbbVie Inc.	2.900%	11/6/22	27,707	26,873
AbbVie Inc.	3.200%	11/6/22	15,666	15,427
AbbVie Inc.	2.850%	5/14/23	11,125	10,683
AbbVie Inc.	3.750%	11/14/23	12,900	12,826
AbbVie Inc.	3.600%	5/14/25	31,635	30,385
AbbVie Inc.	3.200%	5/14/26	17,965	16,593
AbbVie Inc.	4.250%	11/14/28	10,300	10,027
AbbVie Inc.	4.500%	5/14/35	19,345	17,917
AbbVie Inc.	4.300%	5/14/36	9,925	9,002
AbbVie Inc.	4.400%	11/6/42	22,343	19,655
AbbVie Inc.	4.700%	5/14/45	24,728	22,457
AbbVie Inc.	4.450%	5/14/46	18,240	16,028
AbbVie Inc.	4.875%	11/14/48	11,050	10,342
Actavis Inc.	3.250%	10/1/22	12,864	12,541
Advocate Health & Hospitals Corp.	3.829%	8/15/28	2,300	2,373
Advocate Health & Hospitals Corp.	4.272%	8/15/48	4,050	4,062
Agilent Technologies Inc.	5.000%	7/15/20	4,550	4,669
Agilent Technologies Inc.	3.200%	10/1/22	6,015	5,878
Agilent Technologies Inc.	3.875%	7/15/23	3,800	3,820
Agilent Technologies Inc.	3.050%	9/22/26	6,700	6,261
Ahold Finance USA LLC	6.875%	5/1/29	1,100	1,305

Total Bond Market II Index Fund

		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	AHS Hospital Corp.	5.024%	7/1/45	3,300	3,657
	Allergan Finance LLC	4.625%	10/1/42	5,500	5,055
	Allergan Funding SCS	3.000%	3/12/20	30,850	30,730
	Allergan Funding SCS	3.450%	3/15/22	16,700	16,471
	Allergan Funding SCS	3.850%	6/15/24	11,325	11,185
	Allergan Funding SCS	3.800%	3/15/25	25,048	24,466
	Allergan Funding SCS	4.550%	3/15/35	21,095	20,090
	Allergan Funding SCS	4.850%	6/15/44	11,166	10,586
	Allergan Inc.	3.375%	9/15/20	5,975	5,964
	Allergan Inc.	2.800%	3/15/23	500	473
	Altria Group Inc.	2.625%	1/14/20	16,498	16,346
	Altria Group Inc.	4.750%	5/5/21	15,870	16,190
	Altria Group Inc.	2.850%	8/9/22	9,700	9,314
	Altria Group Inc.	2.950%	5/2/23	3,200	3,036
	Altria Group Inc.	4.000%	1/31/24	11,900	11,696
	Altria Group Inc.	2.625%	9/16/26	2,200	1,902
	Altria Group Inc.	4.250%	8/9/42	10,341	8,369
	Altria Group Inc.	4.500%	5/2/43	7,559	6,300
	Altria Group Inc.	5.375%	1/31/44	12,738	11,907
	Altria Group Inc.	3.875%	9/16/46	9,475	7,260
	AmerisourceBergen Corp.	3.500%	11/15/21	6,550	6,554
	AmerisourceBergen Corp.	3.400%	5/15/24	7,375	7,199
	AmerisourceBergen Corp.	3.250%	3/1/25	5,725	5,457
	AmerisourceBergen Corp.	3.450%	12/15/27	6,425	5,952
	AmerisourceBergen Corp.	4.250%	3/1/45	2,720	2,331
	AmerisourceBergen Corp.	4.300%	12/15/47	5,800	5,051
	Amgen Inc.	2.125%	5/1/20	9,345	9,221
	Amgen Inc.	2.200%	5/11/20	12,235	12,074
	Amgen Inc.	3.450%	10/1/20	2,825	2,834
	Amgen Inc.	4.100%	6/15/21	7,515	7,657
	Amgen Inc.	1.850%	8/19/21	6,725	6,483
	Amgen Inc.	3.875%	11/15/21	6,245	6,325
	Amgen Inc.	2.700%	5/1/22	3,675	3,577
	Amgen Inc.	2.650%	5/11/22	4,050	3,952
	Amgen Inc.	3.625%	5/15/22	11,075	11,070
	Amgen Inc.	2.250%	8/19/23	7,100	6,704
	Amgen Inc.	3.625%	5/22/24	15,429	15,367
	Amgen Inc.	3.125%	5/1/25	3,100	2,970
	Amgen Inc.	2.600%	8/19/26	11,525	10,476
	Amgen Inc.	3.200%	11/2/27	4,430	4,148
	Amgen Inc.	6.400%	2/1/39	2,100	2,486
	Amgen Inc.	4.950%	10/1/41	4,575	4,591
	Amgen Inc.	5.150%	11/15/41	6,675	6,896
	Amgen Inc.	4.400%	5/1/45	21,100	19,639
	Amgen Inc.	4.563%	6/15/48	17,377	16,695
	Amgen Inc.	4.663%	6/15/51	22,868	21,589
10	Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide Inc.	4.700%	2/1/36	44,211	41,108
10	Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide Inc.	4.900%	2/1/46	102,365	95,110
10	Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide Inc.	3.650%	2/1/26	94,867	89,659
	Anheuser-Busch InBev Finance Inc.	2.650%	2/1/21	40,209	39,530
	Anheuser-Busch InBev Finance Inc.	2.625%	1/17/23	25,511	24,271

Total Bond Market II Index Fund

		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Anheuser-Busch InBev Finance Inc.	3.300%	2/1/23	49,150	47,798
	Anheuser-Busch InBev Finance Inc.	3.700%	2/1/24	10,265	10,038
	Anheuser-Busch InBev Finance Inc.	4.000%	1/17/43	12,425	10,122
	Anheuser-Busch InBev Finance Inc.	4.625%	2/1/44	9,986	8,899
	Anheuser-Busch InBev Worldwide Inc.	4.375%	2/15/21	4,175	4,233
	Anheuser-Busch InBev Worldwide Inc.	3.750%	1/15/22	7,425	7,434
	Anheuser-Busch InBev Worldwide Inc.	2.500%	7/15/22	27,251	26,118
	Anheuser-Busch InBev Worldwide Inc.	3.500%	1/12/24	12,775	12,380
	Anheuser-Busch InBev Worldwide Inc.	4.000%	4/13/28	17,180	16,425
	Anheuser-Busch InBev Worldwide Inc.	4.375%	4/15/38	12,400	11,074
	Anheuser-Busch InBev Worldwide Inc.	8.200%	1/15/39	6,050	7,796
	Anheuser-Busch InBev Worldwide Inc.	4.950%	1/15/42	14,276	13,339
	Anheuser-Busch InBev Worldwide Inc.	3.750%	7/15/42	16,732	13,090
	Anheuser-Busch InBev Worldwide Inc.	4.600%	4/15/48	18,325	16,467
	Anheuser-Busch InBev Worldwide Inc.	4.439%	10/6/48	15,110	12,845
	Anheuser-Busch InBev Worldwide Inc.	4.750%	4/15/58	5,375	4,664
	Archer-Daniels-Midland Co.	4.479%	3/1/21	587	604
	Archer-Daniels-Midland Co.	3.375%	3/15/22	8,525	8,568
	Archer-Daniels-Midland Co.	2.500%	8/11/26	8,550	7,834
	Archer-Daniels-Midland Co.	5.935%	10/1/32	530	615
	Archer-Daniels-Midland Co.	5.375%	9/15/35	2,395	2,714
	Archer-Daniels-Midland Co.	4.535%	3/26/42	3,600	3,673
	Archer-Daniels-Midland Co.	4.016%	4/16/43	6,416	6,065
	Archer-Daniels-Midland Co.	3.750%	9/15/47	6,500	5,821
	Archer-Daniels-Midland Co.	4.500%	3/15/49	5,000	5,133
	Ascension Health	3.945%	11/15/46	8,010	7,735
5	Ascension Health	4.847%	11/15/53	1,875	2,046
	AstraZeneca plc	2.375%	11/16/20	12,725	12,497
	AstraZeneca plc	2.375%	6/12/22	7,875	7,561
	AstraZeneca plc	3.500%	8/17/23	12,000	11,850
	AstraZeneca plc	3.375%	11/16/25	16,743	16,172
	AstraZeneca plc	3.125%	6/12/27	5,100	4,749
	AstraZeneca plc	4.000%	1/17/29	7,575	7,509
	AstraZeneca plc	6.450%	9/15/37	14,770	17,692
	AstraZeneca plc	4.000%	9/18/42	3,675	3,314
	AstraZeneca plc	4.375%	11/16/45	12,250	11,608
	AstraZeneca plc	4.375%	8/17/48	8,350	7,932
	BAT Capital Corp.	2.297%	8/14/20	23,700	23,085
	BAT Capital Corp.	2.764%	8/15/22	19,725	18,645
	BAT Capital Corp.	3.222%	8/15/24	19,700	18,143
	BAT Capital Corp.	3.557%	8/15/27	29,100	25,820
	BAT Capital Corp.	4.390%	8/15/37	23,775	19,538
	BAT Capital Corp.	4.540%	8/15/47	21,800	17,469
	Baxalta Inc.	2.875%	6/23/20	1,630	1,615
	Baxalta Inc.	3.600%	6/23/22	1,176	1,177
	Baxalta Inc.	4.000%	6/23/25	4,763	4,629
	Baxalta Inc.	5.250%	6/23/45	2,882	2,960
	Baxter International Inc.	1.700%	8/15/21	4,425	4,244
	Baxter International Inc.	2.600%	8/15/26	1,925	1,758
	Baxter International Inc.	3.500%	8/15/46	4,025	3,390
	Baylor Scott & White Holdings	4.185%	11/15/45	4,230	4,177
	Beam Suntory Inc.	3.250%	5/15/22	600	593
	Beam Suntory Inc.	3.250%	6/15/23	1,400	1,339
	Becton Dickinson & Co.	2.404%	6/5/20	7,725	7,614

Total Bond Market II Index Fund

	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Becton Dickinson & Co.	3.250%	11/12/20	5,400	5,377
Becton Dickinson & Co.	3.125%	11/8/21	11,235	11,059
Becton Dickinson & Co.	2.894%	6/6/22	20,425	19,780
Becton Dickinson & Co.	3.300%	3/1/23	3,000	2,942
Becton Dickinson & Co.	3.875%	5/15/24	1,231	1,224
Becton Dickinson & Co.	3.363%	6/6/24	8,100	7,752
Becton Dickinson & Co.	3.734%	12/15/24	11,003	10,613
Becton Dickinson & Co.	6.700%	12/1/26	2,300	2,661
Becton Dickinson & Co.	3.700%	6/6/27	20,600	19,474
Becton Dickinson & Co.	4.875%	5/15/44	1,150	1,091
Becton Dickinson & Co.	4.685%	12/15/44	11,725	11,136
Becton Dickinson & Co.	4.669%	6/6/47	7,650	7,208
Becton Dickinson and Co.	5.000%	11/12/40	3,847	3,770
Bio-Rad Laboratories Inc.	4.875%	12/15/20	2,500	2,572
Biogen Inc.	2.900%	9/15/20	17,941	17,817
Biogen Inc.	3.625%	9/15/22	9,116	9,137
Biogen Inc.	4.050%	9/15/25	14,995	14,876
Biogen Inc.	5.200%	9/15/45	15,505	15,950
Boston Children’s Hospital Corp. Revenue	4.115%	1/1/47	1,575	1,547
Boston Scientific Corp.	6.000%	1/15/20	3,720	3,807
Boston Scientific Corp.	2.850%	5/15/20	500	496
Boston Scientific Corp.	3.375%	5/15/22	2,975	2,955
Boston Scientific Corp.	4.125%	10/1/23	3,775	3,853
Boston Scientific Corp.	3.850%	5/15/25	5,550	5,456
Boston Scientific Corp.	4.000%	3/1/28	8,400	8,139
Boston Scientific Corp.	7.000%	11/15/35	4,625	5,790
Boston Scientific Corp.	7.375%	1/15/40	1,150	1,486
Bristol-Myers Squibb Co.	2.000%	8/1/22	12,675	12,174
Bristol-Myers Squibb Co.	7.150%	6/15/23	100	116
Bristol-Myers Squibb Co.	3.250%	11/1/23	4,250	4,241
Bristol-Myers Squibb Co.	3.250%	2/27/27	2,000	1,946
Bristol-Myers Squibb Co.	3.250%	8/1/42	1,865	1,641
Bristol-Myers Squibb Co.	4.500%	3/1/44	4,858	5,158
Brown-Forman Corp.	3.500%	4/15/25	3,250	3,223
Brown-Forman Corp.	4.500%	7/15/45	4,070	4,329
Bunge Ltd. Finance Corp.	3.500%	11/24/20	2,600	2,590
Bunge Ltd. Finance Corp.	3.000%	9/25/22	8,768	8,385
Bunge Ltd. Finance Corp.	4.350%	3/15/24	6,700	6,621
Bunge Ltd. Finance Corp.	3.250%	8/15/26	5,340	4,632
Bunge Ltd. Finance Corp.	3.750%	9/25/27	5,750	5,084
Campbell Soup Co.	3.300%	3/15/21	6,000	5,963
Campbell Soup Co.	2.500%	8/2/22	1,850	1,745
Campbell Soup Co.	3.650%	3/15/23	14,000	13,618
Campbell Soup Co.	3.950%	3/15/25	14,385	13,746
Campbell Soup Co.	3.300%	3/19/25	1,900	1,718
Campbell Soup Co.	4.150%	3/15/28	10,000	9,311
Campbell Soup Co.	3.800%	8/2/42	2,700	1,971
Campbell Soup Co.	4.800%	3/15/48	6,375	5,416
Cardinal Health Inc.	4.625%	12/15/20	7,635	7,764
Cardinal Health Inc.	2.616%	6/15/22	10,050	9,682
Cardinal Health Inc.	3.200%	6/15/22	4,012	3,921
Cardinal Health Inc.	3.200%	3/15/23	4,450	4,334
Cardinal Health Inc.	3.079%	6/15/24	4,700	4,389
Cardinal Health Inc.	3.750%	9/15/25	1,750	1,696

Total Bond Market II Index Fund

		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Cardinal Health Inc.	3.410%	6/15/27	10,215	9,287
	Cardinal Health Inc.	4.600%	3/15/43	3,375	2,909
	Cardinal Health Inc.	4.500%	11/15/44	3,275	2,792
	Cardinal Health Inc.	4.900%	9/15/45	3,230	2,925
	Cardinal Health Inc.	4.368%	6/15/47	5,450	4,600
	Catholic Health Initiatives Colorado GO	2.950%	11/1/22	3,225	3,125
5	Catholic Health Initiatives Colorado GO	4.350%	11/1/42	6,925	6,278
	Celgene Corp.	2.875%	8/15/20	12,925	12,787
	Celgene Corp.	3.950%	10/15/20	10,310	10,394
	Celgene Corp.	2.875%	2/19/21	1,175	1,160
	Celgene Corp.	2.250%	8/15/21	3,450	3,339
	Celgene Corp.	3.250%	8/15/22	8,450	8,278
	Celgene Corp.	3.550%	8/15/22	3,985	3,944
	Celgene Corp.	2.750%	2/15/23	5,400	5,170
	Celgene Corp.	3.250%	2/20/23	5,650	5,524
	Celgene Corp.	4.000%	8/15/23	3,550	3,556
	Celgene Corp.	3.625%	5/15/24	17,415	17,005
	Celgene Corp.	3.875%	8/15/25	22,350	21,525
	Celgene Corp.	3.450%	11/15/27	3,885	3,521
	Celgene Corp.	3.900%	2/20/28	11,625	10,886
	Celgene Corp.	5.700%	10/15/40	2,792	2,912
	Celgene Corp.	5.250%	8/15/43	5,130	4,989
	Celgene Corp.	4.625%	5/15/44	5,950	5,262
	Celgene Corp.	5.000%	8/15/45	17,340	16,035
	Celgene Corp.	4.350%	11/15/47	10,800	9,008
	Celgene Corp.	4.550%	2/20/48	13,325	11,612
	Children’s Hospital Medical Center Ohio GO	4.268%	5/15/44	1,050	1,070
	CHRISTUS Health	4.341%	7/1/28	5,100	5,189
	Church & Dwight Co. Inc.	2.450%	8/1/22	1,500	1,438
	Church & Dwight Co. Inc.	3.150%	8/1/27	3,200	2,985
	Church & Dwight Co. Inc.	3.950%	8/1/47	3,200	2,893
	City of Hope	5.623%	11/15/43	2,000	2,303
	City of Hope	4.378%	8/15/48	7,375	7,153
	Cleveland Clinic Foundation Ohio Revenue	4.858%	1/1/14	3,215	3,292
	Clorox Co.	3.800%	11/15/21	1,238	1,254
	Clorox Co.	3.050%	9/15/22	4,675	4,604
	Clorox Co.	3.500%	12/15/24	3,925	3,905
	Clorox Co.	3.100%	10/1/27	3,025	2,852
	Clorox Co.	3.900%	5/15/28	6,500	6,507
	Coca-Cola Co.	1.875%	10/27/20	10,715	10,522
	Coca-Cola Co.	2.450%	11/1/20	15,250	15,126
	Coca-Cola Co.	3.150%	11/15/20	1,100	1,104
	Coca-Cola Co.	1.550%	9/1/21	8,650	8,362
	Coca-Cola Co.	3.300%	9/1/21	4,680	4,729
	Coca-Cola Co.	2.200%	5/25/22	3,750	3,636
	Coca-Cola Co.	2.500%	4/1/23	10,229	9,963
	Coca-Cola Co.	3.200%	11/1/23	9,575	9,593
	Coca-Cola Co.	2.875%	10/27/25	10,650	10,258
	Coca-Cola Co.	2.550%	6/1/26	7,825	7,335
	Coca-Cola Co.	2.250%	9/1/26	7,975	7,287
	Coca-Cola Co.	2.900%	5/25/27	5,975	5,701
	Coca-Cola Consolidated Inc.	3.800%	11/25/25	8,117	8,002
	Coca-Cola European Partners PLC	3.500%	9/15/20	4,250	4,241
	Coca-Cola Femsa SAB de CV	4.625%	2/15/20	1,925	1,954

Total Bond Market II Index Fund

	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Coca-Cola Femsa SAB de CV	3.875%	11/26/23	6,480	6,479
Coca-Cola Femsa SAB de CV	5.250%	11/26/43	7,800	8,412
Colgate-Palmolive Co.	2.450%	11/15/21	1,505	1,478
Colgate-Palmolive Co.	2.300%	5/3/22	8,311	8,100
Colgate-Palmolive Co.	2.250%	11/15/22	6,525	6,313
Colgate-Palmolive Co.	1.950%	2/1/23	6,800	6,485
Colgate-Palmolive Co.	2.100%	5/1/23	1,450	1,387
Colgate-Palmolive Co.	3.250%	3/15/24	5,200	5,218
Colgate-Palmolive Co.	4.000%	8/15/45	4,720	4,717
Colgate-Palmolive Co.	3.700%	8/1/47	4,190	3,995
Conagra Brands Inc.	3.800%	10/22/21	7,800	7,783
Conagra Brands Inc.	3.250%	9/15/22	4,300	4,174
Conagra Brands Inc.	3.200%	1/25/23	6,011	5,820
Conagra Brands Inc.	4.300%	5/1/24	8,000	7,938
Conagra Brands Inc.	4.600%	11/1/25	1,025	1,036
Conagra Brands Inc.	7.000%	10/1/28	700	796
Conagra Brands Inc.	4.850%	11/1/28	9,450	9,261
Conagra Brands Inc.	8.250%	9/15/30	3,825	4,894
Conagra Brands Inc.	5.300%	11/1/38	8,425	7,945
Conagra Brands Inc.	5.400%	11/1/48	8,425	7,725
Constellation Brands Inc.	2.250%	11/6/20	6,225	6,093
Constellation Brands Inc.	3.750%	5/1/21	4,261	4,294
Constellation Brands Inc.	2.700%	5/9/22	6,607	6,348
Constellation Brands Inc.	2.650%	11/7/22	6,825	6,509
Constellation Brands Inc.	3.200%	2/15/23	5,900	5,716
Constellation Brands Inc.	4.250%	5/1/23	16,800	16,973
Constellation Brands Inc.	4.750%	11/15/24	9,521	9,819
Constellation Brands Inc.	4.400%	11/15/25	3,225	3,255
Constellation Brands Inc.	4.750%	12/1/25	2,700	2,751
Constellation Brands Inc.	3.700%	12/6/26	5,550	5,240
Constellation Brands Inc.	3.500%	5/9/27	1,875	1,757
Constellation Brands Inc.	3.600%	2/15/28	9,925	9,132
Constellation Brands Inc.	4.650%	11/15/28	1,500	1,502
Constellation Brands Inc.	4.500%	5/9/47	3,875	3,559
Constellation Brands Inc.	4.100%	2/15/48	6,800	5,707
Constellation Brands Inc.	5.250%	11/15/48	5,000	5,029
Covidien International Finance SA	4.200%	6/15/20	3,675	3,732
Covidien International Finance SA	3.200%	6/15/22	5,869	5,855
Covidien International Finance SA	2.950%	6/15/23	2,530	2,481
CVS Health Corp.	3.125%	3/9/20	24,000	23,968
CVS Health Corp.	2.800%	7/20/20	22,175	21,969
CVS Health Corp.	3.350%	3/9/21	26,875	26,757
CVS Health Corp.	2.125%	6/1/21	10,470	10,098
CVS Health Corp.	3.500%	7/20/22	12,645	12,533
CVS Health Corp.	2.750%	12/1/22	10,490	10,013
CVS Health Corp.	4.750%	12/1/22	9,000	9,239
CVS Health Corp.	3.700%	3/9/23	33,665	33,281
CVS Health Corp.	4.000%	12/5/23	6,780	6,775
CVS Health Corp.	3.375%	8/12/24	9,365	8,938
CVS Health Corp.	4.100%	3/25/25	41,140	40,779
CVS Health Corp.	3.875%	7/20/25	33,398	32,417
CVS Health Corp.	2.875%	6/1/26	22,425	20,353
CVS Health Corp.	4.300%	3/25/28	74,845	73,245
CVS Health Corp.	4.875%	7/20/35	5,175	4,978

Total Bond Market II Index Fund

	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
CVS Health Corp.	4.780%	3/25/38	25,450	24,305
CVS Health Corp.	6.125%	9/15/39	3,950	4,238
CVS Health Corp.	5.300%	12/5/43	7,000	7,081
CVS Health Corp.	5.125%	7/20/45	31,110	30,525
CVS Health Corp.	5.050%	3/25/48	68,325	66,579
Danaher Corp.	2.400%	9/15/20	3,350	3,311
Danaher Corp.	3.350%	9/15/25	3,725	3,653
Danaher Corp.	4.375%	9/15/45	4,150	4,331
Dartmouth-Hitchcock Health	4.178%	8/1/48	3,100	3,020
Delhaize America LLC	9.000%	4/15/31	1,930	2,624
Diageo Capital plc	4.828%	7/15/20	4,050	4,154
Diageo Capital plc	2.625%	4/29/23	11,470	11,116
Diageo Capital plc	3.875%	5/18/28	1,000	1,012
Diageo Capital plc	5.875%	9/30/36	500	601
Diageo Capital plc	3.875%	4/29/43	5,569	5,512
Diageo Investment Corp.	2.875%	5/11/22	9,785	9,676
Diageo Investment Corp.	7.450%	4/15/35	1,450	2,001
Diageo Investment Corp.	4.250%	5/11/42	5,237	5,322
Dignity Health California GO	3.125%	11/1/22	950	944
Dignity Health California GO	3.812%	11/1/24	5,150	5,127
Dignity Health California GO	4.500%	11/1/42	6,000	5,759
Dignity Health California GO	5.267%	11/1/64	1,075	1,066
Duke University Health System Inc.	3.920%	6/1/47	4,300	4,211
Edwards Lifesciences Corp.	4.300%	6/15/28	2,750	2,755
Eli Lilly & Co.	2.350%	5/15/22	1,500	1,471
Eli Lilly & Co.	2.750%	6/1/25	6,700	6,419
Eli Lilly & Co.	3.100%	5/15/27	5,500	5,308
Eli Lilly & Co.	5.550%	3/15/37	3,210	3,724
Eli Lilly & Co.	3.700%	3/1/45	7,300	6,763
Eli Lilly & Co.	3.950%	5/15/47	2,730	2,669
Estee Lauder Cos. Inc.	1.800%	2/7/20	7,625	7,523
Estee Lauder Cos. Inc.	1.700%	5/10/21	2,900	2,814
Estee Lauder Cos. Inc.	3.150%	3/15/27	4,300	4,138
Estee Lauder Cos. Inc.	6.000%	5/15/37	1,650	2,043
Estee Lauder Cos. Inc.	4.375%	6/15/45	4,125	4,277
Estee Lauder Cos. Inc.	4.150%	3/15/47	7,025	6,986
Express Scripts Holding Co.	2.600%	11/30/20	7,500	7,356
Express Scripts Holding Co.	3.300%	2/25/21	5,425	5,392
Express Scripts Holding Co.	4.750%	11/15/21	12,242	12,585
Express Scripts Holding Co.	3.900%	2/15/22	12,956	12,949
Express Scripts Holding Co.	3.050%	11/30/22	5,500	5,328
Express Scripts Holding Co.	3.000%	7/15/23	14,000	13,443
Express Scripts Holding Co.	3.500%	6/15/24	12,130	11,670
Express Scripts Holding Co.	4.500%	2/25/26	16,250	16,352
Express Scripts Holding Co.	3.400%	3/1/27	15,440	14,284
Express Scripts Holding Co.	6.125%	11/15/41	3,634	4,121
Express Scripts Holding Co.	4.800%	7/15/46	12,525	12,055
Flowers Foods Inc.	4.375%	4/1/22	4,725	4,778
Flowers Foods Inc.	3.500%	10/1/26	3,500	3,334
Fomento Economico Mexicano SAB de CV	2.875%	5/10/23	600	572
Fomento Economico Mexicano SAB de CV	4.375%	5/10/43	3,200	3,054
Genentech Inc.	5.250%	7/15/35	600	687
General Mills Inc.	3.150%	12/15/21	7,875	7,820
General Mills Inc.	2.600%	10/12/22	4,550	4,368

Total Bond Market II Index Fund

	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
General Mills Inc.	3.700%	10/17/23	12,350	12,286
General Mills Inc.	3.650%	2/15/24	825	813
General Mills Inc.	4.000%	4/17/25	1,000	984
General Mills Inc.	3.200%	2/10/27	4,675	4,243
General Mills Inc.	4.200%	4/17/28	11,500	11,277
General Mills Inc.	4.550%	4/17/38	4,300	3,911
General Mills Inc.	5.400%	6/15/40	3,500	3,494
General Mills Inc.	4.150%	2/15/43	1,500	1,268
General Mills Inc.	4.700%	4/17/48	8,920	8,062
Gilead Sciences Inc.	2.350%	2/1/20	4,025	3,981
Gilead Sciences Inc.	2.550%	9/1/20	19,503	19,343
Gilead Sciences Inc.	4.500%	4/1/21	8,450	8,684
Gilead Sciences Inc.	4.400%	12/1/21	17,764	18,332
Gilead Sciences Inc.	1.950%	3/1/22	4,375	4,203
Gilead Sciences Inc.	3.250%	9/1/22	8,635	8,600
Gilead Sciences Inc.	2.500%	9/1/23	15,875	15,225
Gilead Sciences Inc.	3.700%	4/1/24	23,500	23,335
Gilead Sciences Inc.	3.500%	2/1/25	10,660	10,371
Gilead Sciences Inc.	3.650%	3/1/26	21,746	21,334
Gilead Sciences Inc.	2.950%	3/1/27	10,400	9,697
Gilead Sciences Inc.	4.600%	9/1/35	8,275	8,309
Gilead Sciences Inc.	4.000%	9/1/36	6,500	5,962
Gilead Sciences Inc.	5.650%	12/1/41	8,910	9,806
Gilead Sciences Inc.	4.800%	4/1/44	12,550	12,652
Gilead Sciences Inc.	4.500%	2/1/45	15,150	14,513
Gilead Sciences Inc.	4.750%	3/1/46	11,495	11,453
Gilead Sciences Inc.	4.150%	3/1/47	16,925	15,612
GlaxoSmithKline Capital Inc.	2.800%	3/18/23	4,956	4,856
GlaxoSmithKline Capital Inc.	3.375%	5/15/23	11,725	11,752
GlaxoSmithKline Capital Inc.	3.625%	5/15/25	12,650	12,714
GlaxoSmithKline Capital Inc.	3.875%	5/15/28	14,000	14,207
GlaxoSmithKline Capital Inc.	6.375%	5/15/38	24,360	30,879
GlaxoSmithKline Capital Inc.	4.200%	3/18/43	2,225	2,234
GlaxoSmithKline Capital plc	3.125%	5/14/21	20,500	20,498
GlaxoSmithKline Capital plc	2.850%	5/8/22	10,450	10,299
Hackensack Meridian Health Inc.	4.500%	7/1/57	2,100	2,218
Hackensack Meridian Health Inc.	4.211%	7/1/48	4,000	3,993
Hasbro Inc.	3.150%	5/15/21	3,200	3,188
Hasbro Inc.	6.350%	3/15/40	3,700	3,898
Hasbro Inc.	5.100%	5/15/44	4,413	3,955
Hershey Co.	2.900%	5/15/20	2,975	2,969
Hershey Co.	4.125%	12/1/20	2,195	2,240
Hershey Co.	3.100%	5/15/21	4,250	4,259
Hershey Co.	2.625%	5/1/23	2,750	2,677
Hershey Co.	3.375%	5/15/23	9,750	9,800
Hershey Co.	3.200%	8/21/25	2,695	2,650
Hershey Co.	2.300%	8/15/26	4,325	3,952
Hillshire Brands Co.	4.100%	9/15/20	2,100	2,114
Indiana University Health Inc. Obligated Group	3.970%	11/1/48	5,250	5,240
Ingredion Inc.	4.625%	11/1/20	890	908
Ingredion Inc.	3.200%	10/1/26	4,000	3,709
JM Smucker Co.	2.500%	3/15/20	7,414	7,343
JM Smucker Co.	3.500%	10/15/21	7,245	7,276
JM Smucker Co.	3.000%	3/15/22	2,605	2,565

Total Bond Market II Index Fund

		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	JM Smucker Co.	3.500%	3/15/25	3,950	3,793
	JM Smucker Co.	3.375%	12/15/27	6,825	6,314
	JM Smucker Co.	4.250%	3/15/35	2,650	2,430
	JM Smucker Co.	4.375%	3/15/45	6,300	5,607
	Johns Hopkins Health System Corp.	3.837%	5/15/46	3,125	3,054
	Johnson & Johnson	2.950%	9/1/20	9,250	9,244
	Johnson & Johnson	1.950%	11/10/20	4,575	4,504
	Johnson & Johnson	1.650%	3/1/21	10,450	10,189
	Johnson & Johnson	3.550%	5/15/21	2,325	2,334
	Johnson & Johnson	2.450%	12/5/21	5,000	4,940
	Johnson & Johnson	2.250%	3/3/22	12,725	12,466
	Johnson & Johnson	2.050%	3/1/23	9,369	9,042
	Johnson & Johnson	6.730%	11/15/23	1,203	1,381
	Johnson & Johnson	3.375%	12/5/23	6,875	6,990
	Johnson & Johnson	2.625%	1/15/25	6,375	6,132
	Johnson & Johnson	2.450%	3/1/26	6,800	6,390
	Johnson & Johnson	2.950%	3/3/27	8,550	8,209
	Johnson & Johnson	2.900%	1/15/28	6,580	6,278
	Johnson & Johnson	6.950%	9/1/29	1,700	2,231
	Johnson & Johnson	4.950%	5/15/33	4,600	5,194
	Johnson & Johnson	4.375%	12/5/33	12,104	12,897
	Johnson & Johnson	3.550%	3/1/36	6,225	5,891
	Johnson & Johnson	3.625%	3/3/37	12,425	11,961
	Johnson & Johnson	5.950%	8/15/37	3,489	4,348
	Johnson & Johnson	3.400%	1/15/38	8,175	7,605
	Johnson & Johnson	5.850%	7/15/38	3,797	4,782
	Johnson & Johnson	4.500%	9/1/40	3,125	3,329
	Johnson & Johnson	4.850%	5/15/41	200	224
	Johnson & Johnson	4.500%	12/5/43	7,620	8,200
	Johnson & Johnson	3.700%	3/1/46	17,925	16,999
	Johnson & Johnson	3.750%	3/3/47	13,631	13,050
	Johnson & Johnson	3.500%	1/15/48	7,500	6,903
	Kaiser Foundation Hospitals	3.500%	4/1/22	1,835	1,823
	Kaiser Foundation Hospitals	3.150%	5/1/27	4,900	4,706
	Kaiser Foundation Hospitals	4.875%	4/1/42	5,300	5,942
	Kaiser Foundation Hospitals	4.150%	5/1/47	11,025	10,909
	Kellogg Co.	4.000%	12/15/20	8,805	8,932
	Kellogg Co.	3.250%	5/14/21	3,375	3,347
	Kellogg Co.	2.650%	12/1/23	7,350	6,931
	Kellogg Co.	3.250%	4/1/26	5,025	4,692
	Kellogg Co.	3.400%	11/15/27	8,475	7,843
	Kellogg Co.	4.300%	5/15/28	4,375	4,340
	Kellogg Co.	7.450%	4/1/31	767	960
	Kellogg Co.	4.500%	4/1/46	8,750	7,929
	Keurig Dr Pepper Inc.	2.000%	1/15/20	3,475	3,424
10	Keurig Dr Pepper Inc.	3.551%	5/25/21	7,825	7,795
	Keurig Dr Pepper Inc.	2.700%	11/15/22	2,725	2,565
10	Keurig Dr Pepper Inc.	4.057%	5/25/23	18,825	18,749
	Keurig Dr Pepper Inc.	3.130%	12/15/23	7,300	6,911
10	Keurig Dr Pepper Inc.	4.417%	5/25/25	8,895	8,851
	Keurig Dr Pepper Inc.	3.400%	11/15/25	9,485	8,850
	Keurig Dr Pepper Inc.	2.550%	9/15/26	3,500	3,032
	Keurig Dr Pepper Inc.	3.430%	6/15/27	4,300	3,929
10	Keurig Dr Pepper Inc.	4.597%	5/25/28	13,665	13,501

Total Bond Market II Index Fund

		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Keurig Dr Pepper Inc.	7.450%	5/1/38	305	387
10	Keurig Dr Pepper Inc.	4.985%	5/25/38	3,675	3,579
	Keurig Dr Pepper Inc.	4.500%	11/15/45	4,650	4,082
	Keurig Dr Pepper Inc.	4.420%	12/15/46	3,000	2,596
10	Keurig Dr Pepper Inc.	5.085%	5/25/48	6,625	6,337
	Kimberly-Clark Corp.	1.850%	3/1/20	2,400	2,359
	Kimberly-Clark Corp.	3.625%	8/1/20	4,429	4,464
	Kimberly-Clark Corp.	3.875%	3/1/21	4,015	4,060
	Kimberly-Clark Corp.	2.400%	3/1/22	5,325	5,176
	Kimberly-Clark Corp.	2.400%	6/1/23	1,600	1,536
	Kimberly-Clark Corp.	3.050%	8/15/25	3,100	3,010
	Kimberly-Clark Corp.	2.750%	2/15/26	3,625	3,430
	Kimberly-Clark Corp.	3.950%	11/1/28	4,925	5,122
	Kimberly-Clark Corp.	6.625%	8/1/37	300	392
	Kimberly-Clark Corp.	5.300%	3/1/41	8,275	9,535
	Kimberly-Clark Corp.	3.700%	6/1/43	2,025	1,870
	Kimberly-Clark Corp.	3.200%	7/30/46	5,625	4,874
	Kimberly-Clark Corp.	3.900%	5/4/47	2,000	1,935
	Koninklijke Ahold Delhaize NV	5.700%	10/1/40	2,123	2,295
	Koninklijke Philips NV	6.875%	3/11/38	3,100	3,918
	Koninklijke Philips NV	5.000%	3/15/42	6,700	7,239
	Kraft Foods Group Inc.	5.375%	2/10/20	2,539	2,587
	Kraft Foods Group Inc.	3.500%	6/6/22	6,457	6,381
	Kraft Foods Group Inc.	6.875%	1/26/39	7,950	9,095
	Kraft Foods Group Inc.	6.500%	2/9/40	7,250	7,632
	Kraft Foods Group Inc.	5.000%	6/4/42	17,033	15,473
	Kraft Heinz Foods Co.	2.800%	7/2/20	12,450	12,347
	Kraft Heinz Foods Co.	3.375%	6/15/21	4,325	4,315
	Kraft Heinz Foods Co.	3.500%	7/15/22	10,160	10,018
	Kraft Heinz Foods Co.	4.000%	6/15/23	13,490	13,426
	Kraft Heinz Foods Co.	3.950%	7/15/25	17,795	17,182
	Kraft Heinz Foods Co.	3.000%	6/1/26	18,363	16,379
	Kraft Heinz Foods Co.	4.625%	1/30/29	9,125	9,023
	Kraft Heinz Foods Co.	5.000%	7/15/35	8,955	8,395
	Kraft Heinz Foods Co.	5.200%	7/15/45	16,700	15,093
	Kraft Heinz Foods Co.	4.375%	6/1/46	20,950	17,416
	Kroger Co.	6.150%	1/15/20	4,225	4,355
	Kroger Co.	3.300%	1/15/21	3,050	3,035
	Kroger Co.	2.600%	2/1/21	5,200	5,109
	Kroger Co.	2.950%	11/1/21	9,461	9,335
	Kroger Co.	3.400%	4/15/22	4,102	4,059
	Kroger Co.	2.800%	8/1/22	2,650	2,563
	Kroger Co.	3.850%	8/1/23	9,757	9,762
	Kroger Co.	4.000%	2/1/24	2,143	2,147
	Kroger Co.	3.500%	2/1/26	1,800	1,713
	Kroger Co.	2.650%	10/15/26	3,080	2,732
	Kroger Co.	3.700%	8/1/27	3,150	2,964
	Kroger Co.	7.700%	6/1/29	5,225	6,361
	Kroger Co.	8.000%	9/15/29	6,375	7,869
	Kroger Co.	7.500%	4/1/31	1,125	1,381
	Kroger Co.	6.900%	4/15/38	3,552	4,175
	Kroger Co.	5.400%	7/15/40	150	149
	Kroger Co.	5.000%	4/15/42	850	815
	Kroger Co.	5.150%	8/1/43	1,000	962

Total Bond Market II Index Fund

		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Kroger Co.	3.875%	10/15/46	3,575	2,860
	Kroger Co.	4.450%	2/1/47	10,625	9,336
	Kroger Co.	4.650%	1/15/48	8,925	8,078
	Laboratory Corp. of America Holdings	2.625%	2/1/20	1,500	1,486
	Laboratory Corp. of America Holdings	3.200%	2/1/22	6,525	6,480
	Laboratory Corp. of America Holdings	3.750%	8/23/22	550	551
	Laboratory Corp. of America Holdings	4.000%	11/1/23	550	550
	Laboratory Corp. of America Holdings	3.250%	9/1/24	5,500	5,224
	Laboratory Corp. of America Holdings	3.600%	2/1/25	8,558	8,189
	Laboratory Corp. of America Holdings	3.600%	9/1/27	6,300	6,021
	Laboratory Corp. of America Holdings	4.700%	2/1/45	8,400	7,811
	Life Technologies Corp.	6.000%	3/1/20	3,690	3,790
	Life Technologies Corp.	5.000%	1/15/21	2,175	2,229
5	Mayo Clinic	3.774%	11/15/43	5,125	5,009
5	Mayo Clinic	4.000%	11/15/47	1,875	1,893
5	Mayo Clinic	4.128%	11/15/52	1,150	1,163
	McCormick & Co. Inc.	3.900%	7/15/21	875	882
	McCormick & Co. Inc.	2.700%	8/15/22	5,450	5,258
	McCormick & Co. Inc.	3.150%	8/15/24	6,600	6,334
	McCormick & Co. Inc.	3.400%	8/15/27	6,500	6,151
	McCormick & Co. Inc.	4.200%	8/15/47	1,145	1,089
	McKesson Corp.	3.650%	11/30/20	6,000	6,027
	McKesson Corp.	2.700%	12/15/22	9,300	8,856
	McKesson Corp.	2.850%	3/15/23	1,500	1,441
	McKesson Corp.	3.796%	3/15/24	9,300	9,144
	McKesson Corp.	3.950%	2/16/28	3,300	3,166
	McKesson Corp.	4.750%	5/30/29	1,950	1,967
	McKesson Corp.	6.000%	3/1/41	375	419
	Mead Johnson Nutrition Co.	3.000%	11/15/20	5,950	5,924
	Mead Johnson Nutrition Co.	4.125%	11/15/25	6,935	7,080
	Mead Johnson Nutrition Co.	5.900%	11/1/39	5,185	6,196
	Mead Johnson Nutrition Co.	4.600%	6/1/44	3,485	3,583
	Medco Health Solutions Inc.	4.125%	9/15/20	590	596
	Medtronic Global Holdings SCA	3.350%	4/1/27	4,483	4,383
	Medtronic Inc.	2.500%	3/15/20	39,242	39,039
	Medtronic Inc.	4.125%	3/15/21	590	600
	Medtronic Inc.	3.125%	3/15/22	12,083	11,958
	Medtronic Inc.	3.150%	3/15/22	26,458	26,315
	Medtronic Inc.	3.625%	3/15/24	5,800	5,854
	Medtronic Inc.	3.500%	3/15/25	34,720	34,573
	Medtronic Inc.	4.375%	3/15/35	28,442	29,177
	Medtronic Inc.	6.500%	3/15/39	500	646
	Medtronic Inc.	5.550%	3/15/40	1,725	2,033
	Medtronic Inc.	4.500%	3/15/42	8,144	8,304
	Medtronic Inc.	4.625%	3/15/44	5,274	5,434
	Medtronic Inc.	4.625%	3/15/45	34,572	36,193
	Memorial Sloan-Kettering Cancer Center
	New York GO	5.000%	7/1/42	700	797
	Memorial Sloan-Kettering Cancer Center
	New York GO	4.125%	7/1/52	4,605	4,623
	Memorial Sloan-Kettering Cancer Center
	New York GO	4.200%	7/1/55	1,700	1,741
	Merck & Co. Inc.	1.850%	2/10/20	11,900	11,792
	Merck & Co. Inc.	3.875%	1/15/21	3,375	3,438

Total Bond Market II Index Fund

		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Merck & Co. Inc.	2.350%	2/10/22	8,934	8,751
	Merck & Co. Inc.	2.400%	9/15/22	10,820	10,547
	Merck & Co. Inc.	2.800%	5/18/23	15,650	15,416
	Merck & Co. Inc.	2.750%	2/10/25	22,453	21,707
	Merck & Co. Inc.	6.500%	12/1/33	5,475	7,134
	Merck & Co. Inc.	3.600%	9/15/42	8,020	7,562
	Merck & Co. Inc.	4.150%	5/18/43	12,664	12,812
	Merck & Co. Inc.	3.700%	2/10/45	16,609	15,926
	Mercy Health	4.302%	7/1/28	1,750	1,786
	Molson Coors Brewing Co.	2.250%	3/15/20	4,950	4,881
	Molson Coors Brewing Co.	2.100%	7/15/21	5,988	5,757
	Molson Coors Brewing Co.	3.500%	5/1/22	1,050	1,033
	Molson Coors Brewing Co.	3.000%	7/15/26	18,251	16,145
	Molson Coors Brewing Co.	5.000%	5/1/42	6,875	6,457
	Molson Coors Brewing Co.	4.200%	7/15/46	18,100	15,064
	Mondelez International Inc.	4.625%	5/7/48	2,100	2,006
5	Montefiore Obligated Group	5.246%	11/1/48	4,300	4,173
5	Mount Sinai Hospitals Group Inc.	3.981%	7/1/48	2,100	1,982
10	Mylan Inc.	3.125%	1/15/23	325	306
	Mylan Inc.	4.200%	11/29/23	7,135	6,959
10	Mylan Inc.	4.550%	4/15/28	5,950	5,557
	Mylan Inc.	5.400%	11/29/43	4,770	4,109
10	Mylan Inc.	5.200%	4/15/48	7,025	5,937
	Mylan NV	3.750%	12/15/20	350	350
	Mylan NV	3.150%	6/15/21	11,852	11,630
	Mylan NV	3.950%	6/15/26	13,620	12,354
	Mylan NV	5.250%	6/15/46	7,775	6,417
	New York & Presbyterian Hospital	4.024%	8/1/45	4,390	4,320
	New York & Presbyterian Hospital	4.063%	8/1/56	4,575	4,513
	Newell Brands Inc.	3.850%	4/1/23	18,200	17,721
	Newell Brands Inc.	4.000%	12/1/24	8,705	8,593
	Newell Brands Inc.	4.200%	4/1/26	16,181	15,867
	Newell Brands Inc.	5.375%	4/1/36	5,465	5,257
	Newell Brands Inc.	5.500%	4/1/46	4,373	4,118
	Northwell Healthcare Inc.	3.979%	11/1/46	6,975	6,356
	Northwell Healthcare Inc.	4.260%	11/1/47	9,050	8,615
	Novartis Capital Corp.	1.800%	2/14/20	21,125	20,874
	Novartis Capital Corp.	4.400%	4/24/20	8,550	8,717
	Novartis Capital Corp.	2.400%	5/17/22	23,825	23,214
	Novartis Capital Corp.	2.400%	9/21/22	25,209	24,535
	Novartis Capital Corp.	3.400%	5/6/24	2,653	2,659
	Novartis Capital Corp.	3.000%	11/20/25	7,750	7,498
	Novartis Capital Corp.	3.100%	5/17/27	10,750	10,422
	Novartis Capital Corp.	3.700%	9/21/42	3,650	3,508
	Novartis Capital Corp.	4.400%	5/6/44	11,836	12,578
	Novartis Capital Corp.	4.000%	11/20/45	9,600	9,689
	NYU Hospitals Center	4.784%	7/1/44	3,425	3,613
5	NYU Hospitals Center	4.368%	7/1/47	4,775	4,837
	Ochsner Clinic Foundation	5.897%	5/15/45	275	337
	Orlando Health Obligated Group	4.089%	10/1/48	2,200	2,107
	Partners Healthcare System Inc.	3.765%	7/1/48	1,000	925
	Partners Healthcare System Inc.	4.117%	7/1/55	2,500	2,419
	PeaceHealth Obligated Group	4.787%	11/15/48	3,300	3,476
	PepsiCo Inc.	4.500%	1/15/20	2,800	2,850

Total Bond Market II Index Fund

	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
PepsiCo Inc.	1.850%	4/30/20	10,625	10,471
PepsiCo Inc.	2.150%	10/14/20	12,150	11,976
PepsiCo Inc.	3.125%	11/1/20	5,425	5,443
PepsiCo Inc.	2.000%	4/15/21	6,950	6,804
PepsiCo Inc.	3.000%	8/25/21	12,620	12,607
PepsiCo Inc.	1.700%	10/6/21	6,125	5,913
PepsiCo Inc.	2.750%	3/5/22	18,670	18,497
PepsiCo Inc.	2.250%	5/2/22	6,000	5,833
PepsiCo Inc.	3.100%	7/17/22	3,425	3,416
PepsiCo Inc.	2.750%	3/1/23	7,775	7,649
PepsiCo Inc.	3.600%	3/1/24	1,150	1,167
PepsiCo Inc.	2.750%	4/30/25	6,850	6,547
PepsiCo Inc.	3.500%	7/17/25	3,925	3,933
PepsiCo Inc.	2.850%	2/24/26	2,400	2,288
PepsiCo Inc.	2.375%	10/6/26	15,500	14,179
PepsiCo Inc.	3.000%	10/15/27	15,850	15,143
PepsiCo Inc.	4.000%	3/5/42	6,800	6,695
PepsiCo Inc.	3.600%	8/13/42	4,100	3,784
PepsiCo Inc.	4.250%	10/22/44	5,175	5,237
PepsiCo Inc.	4.600%	7/17/45	3,260	3,515
PepsiCo Inc.	4.450%	4/14/46	10,000	10,464
PepsiCo Inc.	3.450%	10/6/46	12,200	11,017
PepsiCo Inc.	4.000%	5/2/47	7,888	7,700
PerkinElmer Inc.	5.000%	11/15/21	4,185	4,321
Perrigo Finance Unlimited Co.	3.500%	3/15/21	1,264	1,252
Perrigo Finance Unlimited Co.	3.500%	12/15/21	1,798	1,727
Perrigo Finance Unlimited Co.	3.900%	12/15/24	7,600	7,097
Perrigo Finance Unlimited Co.	4.375%	3/15/26	11,600	10,593
Perrigo Finance Unlimited Co.	4.900%	12/15/44	9,651	8,398
Pfizer Inc.	1.950%	6/3/21	12,550	12,285
Pfizer Inc.	3.000%	9/15/21	5,500	5,523
Pfizer Inc.	2.200%	12/15/21	4,250	4,168
Pfizer Inc.	3.000%	6/15/23	5,000	4,963
Pfizer Inc.	3.200%	9/15/23	6,025	6,036
Pfizer Inc.	3.400%	5/15/24	650	654
Pfizer Inc.	2.750%	6/3/26	12,575	11,911
Pfizer Inc.	3.000%	12/15/26	23,850	22,987
Pfizer Inc.	3.600%	9/15/28	9,025	9,035
Pfizer Inc.	4.000%	12/15/36	10,550	10,451
Pfizer Inc.	4.100%	9/15/38	7,275	7,330
Pfizer Inc.	7.200%	3/15/39	19,540	27,256
Pfizer Inc.	4.300%	6/15/43	5,010	5,122
Pfizer Inc.	4.400%	5/15/44	8,275	8,632
Pfizer Inc.	4.125%	12/15/46	10,475	10,547
Pfizer Inc.	4.200%	9/15/48	12,400	12,560
Pharmacia LLC	6.600%	12/1/28	5,048	6,170
Philip Morris International Inc.	2.000%	2/21/20	8,100	8,001
Philip Morris International Inc.	4.500%	3/26/20	375	381
Philip Morris International Inc.	1.875%	2/25/21	10,000	9,701
Philip Morris International Inc.	4.125%	5/17/21	4,458	4,542
Philip Morris International Inc.	2.900%	11/15/21	3,500	3,457
Philip Morris International Inc.	2.625%	2/18/22	5,000	4,842
Philip Morris International Inc.	2.375%	8/17/22	5,450	5,242
Philip Morris International Inc.	2.500%	8/22/22	3,000	2,876

Total Bond Market II Index Fund

		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Philip Morris International Inc.	2.500%	11/2/22	5,900	5,670
	Philip Morris International Inc.	2.625%	3/6/23	2,970	2,837
	Philip Morris International Inc.	2.125%	5/10/23	4,230	3,945
	Philip Morris International Inc.	3.600%	11/15/23	7,300	7,249
	Philip Morris International Inc.	3.250%	11/10/24	12,600	12,202
	Philip Morris International Inc.	3.375%	8/11/25	4,625	4,496
	Philip Morris International Inc.	2.750%	2/25/26	12,250	11,309
	Philip Morris International Inc.	3.125%	8/17/27	4,500	4,220
	Philip Morris International Inc.	3.125%	3/2/28	4,230	3,962
	Philip Morris International Inc.	6.375%	5/16/38	7,600	8,764
	Philip Morris International Inc.	4.375%	11/15/41	6,893	6,326
	Philip Morris International Inc.	4.500%	3/20/42	6,515	6,120
	Philip Morris International Inc.	3.875%	8/21/42	5,414	4,603
	Philip Morris International Inc.	4.125%	3/4/43	7,090	6,343
	Philip Morris International Inc.	4.875%	11/15/43	10,700	10,539
	Philip Morris International Inc.	4.250%	11/10/44	11,260	10,284
5	Procter & Gamble - Esop	9.360%	1/1/21	593	641
	Procter & Gamble Co.	1.900%	10/23/20	9,650	9,488
	Procter & Gamble Co.	1.850%	2/2/21	3,350	3,283
	Procter & Gamble Co.	1.700%	11/3/21	7,105	6,886
	Procter & Gamble Co.	2.300%	2/6/22	7,164	7,009
	Procter & Gamble Co.	3.100%	8/15/23	7,975	8,023
	Procter & Gamble Co.	2.700%	2/2/26	5,500	5,271
	Procter & Gamble Co.	2.450%	11/3/26	9,300	8,675
	Procter & Gamble Co.	2.850%	8/11/27	6,575	6,290
	Procter & Gamble Co.	3.500%	10/25/47	5,450	5,143
	Providence St. Joseph Health Obligated Group	2.746%	10/1/26	1,250	1,167
5	Providence St. Joseph Health Obligated Group	3.744%	10/1/47	3,125	2,925
5	Providence St. Joseph Health Obligated Group	3.930%	10/1/48	3,500	3,335
	Quest Diagnostics Inc.	2.500%	3/30/20	2,250	2,231
	Quest Diagnostics Inc.	4.700%	4/1/21	1,335	1,372
	Quest Diagnostics Inc.	4.250%	4/1/24	3,300	3,389
	Quest Diagnostics Inc.	3.500%	3/30/25	1,250	1,213
	Quest Diagnostics Inc.	3.450%	6/1/26	7,400	7,101
	Quest Diagnostics Inc.	5.750%	1/30/40	876	944
	Quest Diagnostics Inc.	4.700%	3/30/45	1,250	1,183
	Reynolds American Inc.	6.875%	5/1/20	200	208
	Reynolds American Inc.	3.250%	6/12/20	14,060	13,970
	Reynolds American Inc.	4.000%	6/12/22	5,100	5,044
	Reynolds American Inc.	4.850%	9/15/23	2,345	2,379
	Reynolds American Inc.	4.450%	6/12/25	28,350	27,054
	Reynolds American Inc.	5.700%	8/15/35	5,870	5,875
	Reynolds American Inc.	7.250%	6/15/37	1,750	1,892
	Reynolds American Inc.	8.125%	5/1/40	2,239	2,679
	Reynolds American Inc.	7.000%	8/4/41	2,040	2,178
	Reynolds American Inc.	5.850%	8/15/45	18,490	17,239
	RWJ Barnabas Health Inc.	3.949%	7/1/46	3,500	3,264
	Sanofi	4.000%	3/29/21	10,415	10,636
	Sanofi	3.375%	6/19/23	11,000	11,058
	Sanofi	3.625%	6/19/28	12,000	12,056
	Shire Acquisitions Investments Ireland DAC	2.400%	9/23/21	27,000	26,158
	Shire Acquisitions Investments Ireland DAC	2.875%	9/23/23	29,882	28,341
	Shire Acquisitions Investments Ireland DAC	3.200%	9/23/26	24,245	21,995
	SSM Health Care Corp.	3.688%	6/1/23	7,600	7,612

Total Bond Market II Index Fund

		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	SSM Health Care Corp.	3.823%	6/1/27	3,600	3,561
	Stanford Health Care	3.795%	11/15/48	5,075	4,883
	Stryker Corp.	2.625%	3/15/21	16,300	16,078
	Stryker Corp.	3.375%	5/15/24	9,500	9,293
	Stryker Corp.	3.375%	11/1/25	6,265	6,027
	Stryker Corp.	3.500%	3/15/26	8,697	8,334
	Stryker Corp.	3.650%	3/7/28	5,300	5,105
	Stryker Corp.	4.100%	4/1/43	350	326
	Stryker Corp.	4.375%	5/15/44	2,575	2,480
	Stryker Corp.	4.625%	3/15/46	8,135	8,086
	Sutter Health	3.695%	8/15/28	3,025	3,037
	Sutter Health	4.091%	8/15/48	4,400	4,223
	Sysco Corp.	2.600%	10/1/20	6,800	6,711
	Sysco Corp.	2.500%	7/15/21	1,825	1,782
	Sysco Corp.	2.600%	6/12/22	1,800	1,734
	Sysco Corp.	3.550%	3/15/25	2,000	1,959
	Sysco Corp.	3.750%	10/1/25	4,575	4,459
	Sysco Corp.	3.300%	7/15/26	8,250	7,797
	Sysco Corp.	3.250%	7/15/27	14,414	13,356
	Sysco Corp.	4.850%	10/1/45	3,080	3,078
	Sysco Corp.	4.500%	4/1/46	5,325	5,057
	Sysco Corp.	4.450%	3/15/48	4,400	4,190
10	Takeda Pharmaceutical Co. Ltd.	3.800%	11/26/20	5,500	5,531
10	Takeda Pharmaceutical Co. Ltd.	4.000%	11/26/21	7,750	7,839
10	Takeda Pharmaceutical Co. Ltd.	4.400%	11/26/23	10,000	10,124
10	Takeda Pharmaceutical Co. Ltd.	5.000%	11/26/28	4,200	4,297
5	Texas Health Resources	4.330%	11/15/55	900	936
	Thermo Fisher Scientific Inc.	4.700%	5/1/20	525	535
	Thermo Fisher Scientific Inc.	4.500%	3/1/21	7,950	8,089
	Thermo Fisher Scientific Inc.	3.600%	8/15/21	7,225	7,218
	Thermo Fisher Scientific Inc.	3.300%	2/15/22	6,845	6,773
	Thermo Fisher Scientific Inc.	3.150%	1/15/23	3,950	3,857
	Thermo Fisher Scientific Inc.	3.000%	4/15/23	8,500	8,224
	Thermo Fisher Scientific Inc.	4.150%	2/1/24	1,275	1,288
	Thermo Fisher Scientific Inc.	3.650%	12/15/25	4,075	4,007
	Thermo Fisher Scientific Inc.	2.950%	9/19/26	9,995	9,231
	Thermo Fisher Scientific Inc.	3.200%	8/15/27	7,600	7,010
	Thermo Fisher Scientific Inc.	5.300%	2/1/44	3,315	3,661
	Thermo Fisher Scientific Inc.	4.100%	8/15/47	4,200	3,871
	Toledo Hospital	5.325%	11/15/28	2,710	2,762
	Trinity Health Corp.	4.125%	12/1/45	5,070	4,856
	Tupperware Brands Corp.	4.750%	6/1/21	3,870	3,933
	Tyson Foods Inc.	2.250%	8/23/21	1,350	1,305
	Tyson Foods Inc.	4.500%	6/15/22	13,350	13,663
	Tyson Foods Inc.	3.900%	9/28/23	3,300	3,289
	Tyson Foods Inc.	3.950%	8/15/24	11,173	11,085
	Tyson Foods Inc.	3.550%	6/2/27	10,900	10,148
	Tyson Foods Inc.	4.875%	8/15/34	7,580	7,230
	Tyson Foods Inc.	5.150%	8/15/44	3,652	3,500
	Tyson Foods Inc.	4.550%	6/2/47	6,875	6,045
	Tyson Foods Inc.	5.100%	9/28/48	3,500	3,373
	Unilever Capital Corp.	1.800%	5/5/20	300	295
	Unilever Capital Corp.	2.100%	7/30/20	1,545	1,521
	Unilever Capital Corp.	4.250%	2/10/21	10,060	10,323

Total Bond Market II Index Fund

	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Unilever Capital Corp.	2.750%	3/22/21	1,100	1,093
Unilever Capital Corp.	1.375%	7/28/21	5,700	5,444
Unilever Capital Corp.	3.000%	3/7/22	5,175	5,147
Unilever Capital Corp.	3.250%	3/7/24	13,175	13,159
Unilever Capital Corp.	2.600%	5/5/24	12,725	12,216
Unilever Capital Corp.	3.100%	7/30/25	2,875	2,800
Unilever Capital Corp.	2.000%	7/28/26	6,200	5,557
Unilever Capital Corp.	2.900%	5/5/27	6,400	6,062
Unilever Capital Corp.	3.500%	3/22/28	11,675	11,497
Unilever Capital Corp.	5.900%	11/15/32	3,125	3,797
Whirlpool Corp.	4.850%	6/15/21	1,575	1,606
Whirlpool Corp.	4.700%	6/1/22	6,700	6,857
Whirlpool Corp.	4.000%	3/1/24	2,675	2,643
Whirlpool Corp.	3.700%	5/1/25	2,400	2,319
Whirlpool Corp.	4.500%	6/1/46	5,000	4,102
Wyeth LLC	7.250%	3/1/23	2,000	2,311
Wyeth LLC	6.450%	2/1/24	9,825	11,183
Wyeth LLC	6.500%	2/1/34	4,025	5,018
Wyeth LLC	6.000%	2/15/36	1,680	2,062
Wyeth LLC	5.950%	4/1/37	17,460	20,943
Zeneca Wilmington Inc.	7.000%	11/15/23	5,100	5,848
Zimmer Biomet Holdings Inc.	2.700%	4/1/20	18,984	18,732
Zimmer Biomet Holdings Inc.	3.375%	11/30/21	1,550	1,545
Zimmer Biomet Holdings Inc.	3.150%	4/1/22	5,400	5,255
Zimmer Biomet Holdings Inc.	3.700%	3/19/23	1,175	1,153
Zimmer Biomet Holdings Inc.	3.550%	4/1/25	16,500	15,537
Zimmer Biomet Holdings Inc.	5.750%	11/30/39	1,750	1,862
Zimmer Biomet Holdings Inc.	4.450%	8/15/45	7,100	6,428
Zoetis Inc.	3.450%	11/13/20	3,100	3,098
Zoetis Inc.	3.250%	8/20/21	2,625	2,616
Zoetis Inc.	3.250%	2/1/23	16,023	15,724
Zoetis Inc.	4.500%	11/13/25	2,040	2,085
Zoetis Inc.	3.000%	9/12/27	6,565	6,057
Zoetis Inc.	3.900%	8/20/28	3,000	2,949
Zoetis Inc.	4.700%	2/1/43	9,390	9,548
Zoetis Inc.	3.950%	9/12/47	4,375	4,033
Zoetis Inc.	4.450%	8/20/48	3,450	3,359

Energy (2.5%)
Anadarko Finance Co.	7.500%	5/1/31	6,750	7,785
Anadarko Petroleum Corp.	4.850%	3/15/21	5,912	6,059
Anadarko Petroleum Corp.	5.550%	3/15/26	23,670	24,803
Anadarko Petroleum Corp.	6.450%	9/15/36	14,970	16,018
Anadarko Petroleum Corp.	7.950%	6/15/39	300	364
Anadarko Petroleum Corp.	6.200%	3/15/40	5,325	5,522
Anadarko Petroleum Corp.	4.500%	7/15/44	700	604
Anadarko Petroleum Corp.	6.600%	3/15/46	9,775	10,857
Andeavor Logistics LP / Tesoro Logistics Finance Corp.	3.500%	12/1/22	1,575	1,524
Andeavor Logistics LP / Tesoro Logistics Finance Corp.	4.250%	12/1/27	5,960	5,625
Andeavor Logistics LP / Tesoro Logistics Finance Corp.	5.200%	12/1/47	6,900	6,210
Apache Corp.	3.625%	2/1/21	3,314	3,322

Total Bond Market II Index Fund

	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Apache Corp.	3.250%	4/15/22	5,814	5,692
Apache Corp.	4.375%	10/15/28	6,625	6,191
Apache Corp.	7.750%	12/15/29	2,400	2,858
Apache Corp.	6.000%	1/15/37	8,176	8,175
Apache Corp.	5.100%	9/1/40	12,675	11,386
Apache Corp.	5.250%	2/1/42	5,190	4,820
Apache Corp.	4.750%	4/15/43	11,949	10,270
Apache Corp.	4.250%	1/15/44	6,375	5,241
Baker Hughes a GE Co. LLC	3.200%	8/15/21	9,495	9,378
Baker Hughes a GE Co. LLC	5.125%	9/15/40	6,540	6,368
Baker Hughes a GE Co. LLC / Baker Hughes Co-Obligor Inc.	2.773%	12/15/22	12,000	11,545
Baker Hughes a GE Co. LLC / Baker Hughes Co-Obligor Inc.	3.337%	12/15/27	7,500	6,881
Baker Hughes a GE Co. LLC / Baker Hughes Co-Obligor Inc.	4.080%	12/15/47	19,200	15,849
Boardwalk Pipelines LP	3.375%	2/1/23	2,200	2,106
Boardwalk Pipelines LP	4.950%	12/15/24	575	572
Boardwalk Pipelines LP	5.950%	6/1/26	14,910	15,226
Boardwalk Pipelines LP	4.450%	7/15/27	5,640	5,253
BP Capital Markets America Inc.	4.500%	10/1/20	12,678	12,961
BP Capital Markets America Inc.	4.742%	3/11/21	8,915	9,180
BP Capital Markets America Inc.	2.112%	9/16/21	9,050	8,800
BP Capital Markets America Inc.	3.245%	5/6/22	11,075	11,004
BP Capital Markets America Inc.	2.520%	9/19/22	5,200	5,030
BP Capital Markets America Inc.	2.750%	5/10/23	24,115	23,440
BP Capital Markets America Inc.	3.216%	11/28/23	5,800	5,727
BP Capital Markets America Inc.	3.790%	2/6/24	3,460	3,521
BP Capital Markets America Inc.	3.224%	4/14/24	2,697	2,635
BP Capital Markets America Inc.	3.796%	9/21/25	5,525	5,544
BP Capital Markets America Inc.	3.119%	5/4/26	17,501	16,662
BP Capital Markets America Inc.	3.017%	1/16/27	7,075	6,645
BP Capital Markets America Inc.	3.937%	9/21/28	7,750	7,888
BP Capital Markets America Inc.	4.234%	11/6/28	8,240	8,479
BP Capital Markets plc	2.521%	1/15/20	14,005	13,915
BP Capital Markets plc	2.315%	2/13/20	51,320	50,839
BP Capital Markets plc	3.561%	11/1/21	17,474	17,587
BP Capital Markets plc	3.062%	3/17/22	3,900	3,863
BP Capital Markets plc	2.500%	11/6/22	7,375	7,141
BP Capital Markets plc	3.994%	9/26/23	2,700	2,763
BP Capital Markets plc	3.814%	2/10/24	2,825	2,831
BP Capital Markets plc	3.535%	11/4/24	11,114	11,026
BP Capital Markets plc	3.506%	3/17/25	2,900	2,841
BP Capital Markets plc	3.588%	4/14/27	2,100	2,053
BP Capital Markets plc	3.279%	9/19/27	23,400	22,241
BP Capital Markets plc	3.723%	11/28/28	3,975	3,896
Buckeye Partners LP	4.875%	2/1/21	1,000	1,012
Buckeye Partners LP	4.150%	7/1/23	2,800	2,726
Buckeye Partners LP	3.950%	12/1/26	13,600	11,977
Buckeye Partners LP	4.125%	12/1/27	1,200	1,073
Buckeye Partners LP	5.850%	11/15/43	3,650	3,302
Buckeye Partners LP	5.600%	10/15/44	900	779
Burlington Resources Finance Co.	7.200%	8/15/31	7,062	8,971
Burlington Resources Finance Co.	7.400%	12/1/31	2,650	3,474

Total Bond Market II Index Fund

	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Canadian Natural Resources Ltd.	3.450%	11/15/21	915	909
Canadian Natural Resources Ltd.	2.950%	1/15/23	8,000	7,659
Canadian Natural Resources Ltd.	3.800%	4/15/24	10,595	10,352
Canadian Natural Resources Ltd.	3.850%	6/1/27	13,200	12,466
Canadian Natural Resources Ltd.	7.200%	1/15/32	1,875	2,171
Canadian Natural Resources Ltd.	6.450%	6/30/33	2,325	2,612
Canadian Natural Resources Ltd.	5.850%	2/1/35	2,212	2,355
Canadian Natural Resources Ltd.	6.500%	2/15/37	7,000	7,795
Canadian Natural Resources Ltd.	6.250%	3/15/38	8,243	9,062
Canadian Natural Resources Ltd.	6.750%	2/1/39	2,910	3,329
Canadian Natural Resources Ltd.	4.950%	6/1/47	6,275	6,061
Cenovus Energy Inc.	5.700%	10/15/19	4,115	4,187
Cenovus Energy Inc.	3.000%	8/15/22	4,509	4,272
Cenovus Energy Inc.	3.800%	9/15/23	5,325	5,119
Cenovus Energy Inc.	4.250%	4/15/27	9,500	8,621
Cenovus Energy Inc.	5.250%	6/15/37	7,385	6,462
Cenovus Energy Inc.	6.750%	11/15/39	11,875	11,712
Cenovus Energy Inc.	4.450%	9/15/42	4,960	3,794
Cenovus Energy Inc.	5.200%	9/15/43	4,500	3,803
Cenovus Energy Inc.	5.400%	6/15/47	6,840	5,908
Chevron Corp.	1.961%	3/3/20	13,500	13,371
Chevron Corp.	1.991%	3/3/20	4,500	4,458
Chevron Corp.	2.419%	11/17/20	7,750	7,689
Chevron Corp.	2.100%	5/16/21	9,450	9,261
Chevron Corp.	2.411%	3/3/22	3,925	3,834
Chevron Corp.	2.498%	3/3/22	4,350	4,270
Chevron Corp.	2.355%	12/5/22	20,464	19,796
Chevron Corp.	3.191%	6/24/23	28,283	28,240
Chevron Corp.	2.895%	3/3/24	16,000	15,666
Chevron Corp.	3.326%	11/17/25	400	397
Chevron Corp.	2.954%	5/16/26	13,800	13,300
Cimarex Energy Co.	4.375%	6/1/24	5,900	5,860
Cimarex Energy Co.	3.900%	5/15/27	19,300	18,049
Columbia Pipeline Group Inc.	3.300%	6/1/20	1,550	1,546
Columbia Pipeline Group Inc.	4.500%	6/1/25	10,248	10,256
Columbia Pipeline Group Inc.	5.800%	6/1/45	4,375	4,625
Concho Resources Inc.	3.750%	10/1/27	18,000	16,920
Concho Resources Inc.	4.300%	8/15/28	8,425	8,246
Concho Resources Inc.	4.875%	10/1/47	7,050	6,706
Concho Resources Inc.	4.850%	8/15/48	175	167
Conoco Funding Co.	7.250%	10/15/31	1,740	2,253
ConocoPhillips	5.900%	10/15/32	1,725	2,022
ConocoPhillips	5.900%	5/15/38	5,661	6,583
ConocoPhillips	6.500%	2/1/39	19,363	24,090
ConocoPhillips Canada Funding Co. I	5.950%	10/15/36	5,971	7,030
ConocoPhillips Co.	3.350%	11/15/24	2,625	2,617
ConocoPhillips Co.	4.950%	3/15/26	22,835	24,465
ConocoPhillips Co.	4.150%	11/15/34	2,829	2,706
ConocoPhillips Co.	4.300%	11/15/44	12,600	12,486
ConocoPhillips Co.	5.950%	3/15/46	4,000	4,881
ConocoPhillips Holding Co.	6.950%	4/15/29	3,800	4,702
Continental Resources Inc.	4.500%	4/15/23	3,900	3,827
Continental Resources Inc.	4.375%	1/15/28	15,575	14,602
Continental Resources Inc.	4.900%	6/1/44	7,950	7,056

Total Bond Market II Index Fund

	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Devon Energy Corp.	4.000%	7/15/21	3,600	3,604
Devon Energy Corp.	3.250%	5/15/22	13,030	12,697
Devon Energy Corp.	5.850%	12/15/25	3,050	3,220
Devon Energy Corp.	7.950%	4/15/32	2,050	2,444
Devon Energy Corp.	5.600%	7/15/41	2,720	2,584
Devon Energy Corp.	4.750%	5/15/42	15,800	13,725
Devon Energy Corp.	5.000%	6/15/45	1,000	887
Devon Financing Co. LLC	7.875%	9/30/31	7,700	9,291
Dominion Energy Gas Holdings LLC	2.800%	11/15/20	2,000	1,972
Dominion Energy Gas Holdings LLC	3.550%	11/1/23	10,529	10,414
Dominion Energy Gas Holdings LLC	3.600%	12/15/24	1,700	1,681
Dominion Energy Gas Holdings LLC	4.800%	11/1/43	6,275	6,384
Dominion Energy Gas Holdings LLC	4.600%	12/15/44	2,810	2,768
Enable Midstream Partners LP	3.900%	5/15/24	6,100	5,755
Enable Midstream Partners LP	4.400%	3/15/27	9,000	8,429
Enable Midstream Partners LP	4.950%	5/15/28	10,200	9,617
Enable Midstream Partners LP	5.000%	5/15/44	1,125	914
Enbridge Energy Partners LP	5.200%	3/15/20	575	587
Enbridge Energy Partners LP	4.200%	9/15/21	7,185	7,210
Enbridge Energy Partners LP	5.875%	10/15/25	8,775	9,475
Enbridge Energy Partners LP	7.500%	4/15/38	4,525	5,666
Enbridge Energy Partners LP	5.500%	9/15/40	3,123	3,211
Enbridge Energy Partners LP	7.375%	10/15/45	2,480	3,118
Enbridge Inc.	2.900%	7/15/22	8,200	7,930
Enbridge Inc.	3.500%	6/10/24	4,200	4,067
Enbridge Inc.	4.250%	12/1/26	10,410	10,261
Enbridge Inc.	3.700%	7/15/27	6,500	6,163
Enbridge Inc.	4.500%	6/10/44	5,404	4,980
Enbridge Inc.	5.500%	12/1/46	2,850	3,067
Encana Corp.	3.900%	11/15/21	3,925	3,930
Encana Corp.	8.125%	9/15/30	1,400	1,691
Encana Corp.	7.375%	11/1/31	5,464	6,317
Encana Corp.	6.500%	8/15/34	7,875	8,469
Encana Corp.	6.625%	8/15/37	3,755	4,016
Encana Corp.	6.500%	2/1/38	4,475	4,840
Energy Transfer Operating LP	4.150%	10/1/20	4,600	4,626
Energy Transfer Operating LP	4.650%	6/1/21	3,727	3,756
Energy Transfer Operating LP	5.200%	2/1/22	8,497	8,693
Energy Transfer Operating LP	4.250%	3/15/23	19,110	18,298
Energy Transfer Operating LP	4.200%	9/15/23	3,200	3,149
Energy Transfer Operating LP	4.900%	2/1/24	1,620	1,625
Energy Transfer Operating LP	4.050%	3/15/25	18,685	17,552
Energy Transfer Operating LP	4.750%	1/15/26	16,005	15,334
Energy Transfer Operating LP	4.200%	4/15/27	3,300	3,068
Energy Transfer Operating LP	5.500%	6/1/27	13,000	12,675
Energy Transfer Partners LP	3.600%	2/1/23	6,888	6,682
Energy Transfer Partners LP	4.950%	6/15/28	4,000	3,900
Energy Transfer Partners LP	8.250%	11/15/29	1,500	1,878
Energy Transfer Partners LP	4.900%	3/15/35	3,350	2,968
Energy Transfer Partners LP	6.625%	10/15/36	1,750	1,799
Energy Transfer Partners LP	5.800%	6/15/38	5,490	5,330
Energy Transfer Partners LP	7.500%	7/1/38	4,932	5,501
Energy Transfer Partners LP	6.050%	6/1/41	5,690	5,501
Energy Transfer Partners LP	6.500%	2/1/42	8,426	8,488

Total Bond Market II Index Fund

		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Energy Transfer Partners LP	5.150%	2/1/43	5,400	4,744
	Energy Transfer Partners LP	5.150%	3/15/45	1,780	1,552
	Energy Transfer Partners LP	6.125%	12/15/45	3,250	3,230
	Energy Transfer Partners LP	5.300%	4/15/47	9,890	8,747
	Energy Transfer Partners LP	6.000%	6/15/48	4,335	4,207
	Eni USA Inc.	7.300%	11/15/27	1,095	1,276
	Enterprise Products Operating LLC	5.200%	9/1/20	8,350	8,601
	Enterprise Products Operating LLC	2.800%	2/15/21	6,100	6,033
	Enterprise Products Operating LLC	2.850%	4/15/21	1,000	989
	Enterprise Products Operating LLC	3.500%	2/1/22	6,150	6,168
	Enterprise Products Operating LLC	4.050%	2/15/22	500	508
	Enterprise Products Operating LLC	3.350%	3/15/23	13,034	12,869
	Enterprise Products Operating LLC	3.900%	2/15/24	7,725	7,770
	Enterprise Products Operating LLC	3.750%	2/15/25	14,700	14,544
	Enterprise Products Operating LLC	3.700%	2/15/26	2,015	1,971
	Enterprise Products Operating LLC	3.950%	2/15/27	1,300	1,292
	Enterprise Products Operating LLC	4.150%	10/16/28	3,700	3,683
	Enterprise Products Operating LLC	6.875%	3/1/33	8,343	10,072
	Enterprise Products Operating LLC	6.650%	10/15/34	235	270
	Enterprise Products Operating LLC	7.550%	4/15/38	2,930	3,695
	Enterprise Products Operating LLC	6.125%	10/15/39	4,995	5,563
	Enterprise Products Operating LLC	6.450%	9/1/40	2,425	2,805
	Enterprise Products Operating LLC	5.950%	2/1/41	7,465	8,207
	Enterprise Products Operating LLC	5.700%	2/15/42	3,065	3,269
	Enterprise Products Operating LLC	4.850%	8/15/42	11,043	10,724
	Enterprise Products Operating LLC	4.450%	2/15/43	13,537	12,410
	Enterprise Products Operating LLC	4.850%	3/15/44	11,520	11,244
	Enterprise Products Operating LLC	5.100%	2/15/45	2,190	2,183
	Enterprise Products Operating LLC	4.900%	5/15/46	11,360	11,090
	Enterprise Products Operating LLC	4.250%	2/15/48	14,500	13,065
	Enterprise Products Operating LLC	4.800%	2/1/49	6,665	6,488
	Enterprise Products Operating LLC	4.950%	10/15/54	2,225	2,163
5	Enterprise Products Operating LLC	5.250%	8/16/77	2,100	1,756
5	Enterprise Products Operating LLC	5.375%	2/15/78	5,115	4,236
	EOG Resources Inc.	4.400%	6/1/20	1,780	1,808
	EOG Resources Inc.	4.100%	2/1/21	9,300	9,426
	EOG Resources Inc.	2.625%	3/15/23	15,015	14,450
	EOG Resources Inc.	3.150%	4/1/25	700	678
	EOG Resources Inc.	4.150%	1/15/26	4,350	4,479
	EOG Resources Inc.	3.900%	4/1/35	3,450	3,262
	EQM Midstream Partners LP	4.125%	12/1/26	3,700	3,325
	EQM Midstream Partners LP	5.500%	7/15/28	7,327	7,159
	EQT Corp.	2.500%	10/1/20	1,450	1,408
	EQT Corp.	4.875%	11/15/21	2,085	2,109
	EQT Corp.	3.000%	10/1/22	3,800	3,599
	EQT Corp.	3.900%	10/1/27	18,400	15,849
	EQT Midstream Partners LP	4.750%	7/15/23	8,850	8,808
	EQT Midstream Partners LP	6.500%	7/15/48	7,325	7,248
	Exxon Mobil Corp.	1.912%	3/6/20	15,207	15,047
	Exxon Mobil Corp.	2.222%	3/1/21	22,975	22,645
	Exxon Mobil Corp.	2.397%	3/6/22	27,250	26,728
	Exxon Mobil Corp.	2.726%	3/1/23	32,762	32,222
	Exxon Mobil Corp.	3.176%	3/15/24	250	250
	Exxon Mobil Corp.	2.709%	3/6/25	4,600	4,429

Total Bond Market II Index Fund

		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Exxon Mobil Corp.	3.567%	3/6/45	4,850	4,529
	Exxon Mobil Corp.	4.114%	3/1/46	20,100	20,479
	Halliburton Co.	3.250%	11/15/21	4,525	4,515
	Halliburton Co.	3.500%	8/1/23	5,450	5,396
	Halliburton Co.	3.800%	11/15/25	21,650	20,954
	Halliburton Co.	4.850%	11/15/35	11,275	11,238
	Halliburton Co.	6.700%	9/15/38	10,420	12,316
	Halliburton Co.	7.450%	9/15/39	1,859	2,320
	Halliburton Co.	4.500%	11/15/41	2,757	2,528
	Halliburton Co.	4.750%	8/1/43	8,475	8,164
	Halliburton Co.	5.000%	11/15/45	10,675	10,584
10	Helmerich & Payne Inc.	4.650%	3/15/25	3,975	4,055
	Hess Corp.	3.500%	7/15/24	1,600	1,491
	Hess Corp.	4.300%	4/1/27	11,500	10,525
	Hess Corp.	7.875%	10/1/29	1,900	2,163
	Hess Corp.	7.300%	8/15/31	1,000	1,096
	Hess Corp.	7.125%	3/15/33	2,050	2,192
	Hess Corp.	6.000%	1/15/40	12,540	11,543
	Hess Corp.	5.600%	2/15/41	9,835	8,718
	Hess Corp.	5.800%	4/1/47	3,450	3,104
	HollyFrontier Corp.	5.875%	4/1/26	2,450	2,509
	Husky Energy Inc.	3.950%	4/15/22	21,900	21,932
	Husky Energy Inc.	4.000%	4/15/24	7,000	6,919
	Husky Energy Inc.	6.800%	9/15/37	4,135	4,881
	Kerr-McGee Corp.	6.950%	7/1/24	5,505	6,150
	Kerr-McGee Corp.	7.875%	9/15/31	1,575	1,884
	Kinder Morgan Energy Partners LP	6.850%	2/15/20	9,915	10,263
	Kinder Morgan Energy Partners LP	6.500%	4/1/20	4,961	5,138
	Kinder Morgan Energy Partners LP	5.300%	9/15/20	1,445	1,484
	Kinder Morgan Energy Partners LP	5.000%	10/1/21	11,840	12,194
	Kinder Morgan Energy Partners LP	4.150%	3/1/22	4,391	4,414
	Kinder Morgan Energy Partners LP	3.950%	9/1/22	20,035	19,955
	Kinder Morgan Energy Partners LP	3.450%	2/15/23	8,645	8,419
	Kinder Morgan Energy Partners LP	3.500%	9/1/23	22,768	22,233
	Kinder Morgan Energy Partners LP	4.300%	5/1/24	5,900	5,892
	Kinder Morgan Energy Partners LP	4.250%	9/1/24	8,612	8,578
	Kinder Morgan Energy Partners LP	7.400%	3/15/31	1,930	2,261
	Kinder Morgan Energy Partners LP	7.300%	8/15/33	2,000	2,346
	Kinder Morgan Energy Partners LP	5.800%	3/15/35	5,000	5,099
	Kinder Morgan Energy Partners LP	6.500%	2/1/37	6,250	6,764
	Kinder Morgan Energy Partners LP	6.950%	1/15/38	6,060	6,826
	Kinder Morgan Energy Partners LP	6.500%	9/1/39	8,425	9,012
	Kinder Morgan Energy Partners LP	6.550%	9/15/40	4,500	4,849
	Kinder Morgan Energy Partners LP	7.500%	11/15/40	150	176
	Kinder Morgan Energy Partners LP	6.375%	3/1/41	4,100	4,375
	Kinder Morgan Energy Partners LP	5.625%	9/1/41	8,700	8,583
	Kinder Morgan Energy Partners LP	5.000%	8/15/42	5,575	5,118
	Kinder Morgan Energy Partners LP	4.700%	11/1/42	6,400	5,639
	Kinder Morgan Energy Partners LP	5.000%	3/1/43	3,617	3,300
	Kinder Morgan Energy Partners LP	5.500%	3/1/44	1,400	1,359
	Kinder Morgan Inc.	6.500%	9/15/20	1,500	1,558
	Kinder Morgan Inc.	3.150%	1/15/23	1,620	1,572
	Kinder Morgan Inc.	4.300%	6/1/25	8,300	8,256
	Kinder Morgan Inc.	4.300%	3/1/28	13,400	13,145

Total Bond Market II Index Fund

		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Kinder Morgan Inc.	7.800%	8/1/31	2,730	3,285
	Kinder Morgan Inc.	7.750%	1/15/32	5,350	6,417
	Kinder Morgan Inc.	5.300%	12/1/34	5,500	5,412
	Kinder Morgan Inc.	5.550%	6/1/45	19,855	19,608
	Kinder Morgan Inc.	5.050%	2/15/46	15,007	13,939
	Kinder Morgan Inc.	5.200%	3/1/48	5,000	4,796
	Magellan Midstream Partners LP	4.250%	2/1/21	4,050	4,110
	Magellan Midstream Partners LP	5.000%	3/1/26	9,075	9,459
	Magellan Midstream Partners LP	5.150%	10/15/43	2,825	2,876
	Magellan Midstream Partners LP	4.250%	9/15/46	3,000	2,722
	Magellan Midstream Partners LP	4.200%	10/3/47	6,660	6,054
	Marathon Oil Corp.	2.700%	6/1/20	6,060	5,973
	Marathon Oil Corp.	2.800%	11/1/22	8,000	7,527
	Marathon Oil Corp.	3.850%	6/1/25	8,870	8,332
	Marathon Oil Corp.	4.400%	7/15/27	8,000	7,592
	Marathon Oil Corp.	6.800%	3/15/32	4,395	4,828
	Marathon Oil Corp.	6.600%	10/1/37	6,016	6,678
	Marathon Oil Corp.	5.200%	6/1/45	4,235	3,868
	Marathon Petroleum Corp.	3.400%	12/15/20	2,800	2,803
	Marathon Petroleum Corp.	5.125%	3/1/21	5,850	6,020
10	Marathon Petroleum Corp.	5.375%	10/1/22	2,000	2,022
10	Marathon Petroleum Corp.	4.750%	12/15/23	20,450	20,996
10	Marathon Petroleum Corp.	5.125%	4/1/24	497	520
	Marathon Petroleum Corp.	3.625%	9/15/24	5,150	5,004
10	Marathon Petroleum Corp.	5.125%	12/15/26	15,800	16,140
10	Marathon Petroleum Corp.	3.800%	4/1/28	4,625	4,340
	Marathon Petroleum Corp.	6.500%	3/1/41	11,769	12,741
	Marathon Petroleum Corp.	4.750%	9/15/44	1,951	1,723
10	Marathon Petroleum Corp.	4.500%	4/1/48	3,975	3,354
	Marathon Petroleum Corp.	5.000%	9/15/54	2,575	2,267
	MPLX LP	3.375%	3/15/23	4,000	3,882
	MPLX LP	4.500%	7/15/23	15,205	15,378
	MPLX LP	4.875%	12/1/24	21,992	22,503
	MPLX LP	4.000%	2/15/25	3,000	2,907
	MPLX LP	4.875%	6/1/25	6,300	6,350
	MPLX LP	4.125%	3/1/27	10,525	10,011
	MPLX LP	4.000%	3/15/28	9,200	8,653
	MPLX LP	4.800%	2/15/29	1,950	1,938
	MPLX LP	4.500%	4/15/38	12,400	10,868
	MPLX LP	5.200%	3/1/47	8,413	7,821
	MPLX LP	4.700%	4/15/48	11,300	9,813
	MPLX LP	5.500%	2/15/49	12,245	11,876
	MPLX LP	4.900%	4/15/58	4,450	3,760
	National Fuel Gas Co.	3.950%	9/15/27	1,900	1,751
	National Fuel Gas Co.	4.750%	9/1/28	11,000	10,695
	National Oilwell Varco Inc.	2.600%	12/1/22	23,215	21,930
	National Oilwell Varco Inc.	3.950%	12/1/42	2,500	1,982
	Noble Energy Inc.	4.150%	12/15/21	9,100	9,144
	Noble Energy Inc.	3.850%	1/15/28	5,225	4,726
	Noble Energy Inc.	6.000%	3/1/41	6,800	6,660
	Noble Energy Inc.	5.250%	11/15/43	9,560	8,534
	Noble Energy Inc.	5.050%	11/15/44	6,704	5,887
	Noble Energy Inc.	4.950%	8/15/47	4,125	3,612
	Occidental Petroleum Corp.	4.100%	2/1/21	17,210	17,505

Total Bond Market II Index Fund

	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Occidental Petroleum Corp.	3.125%	2/15/22	7,640	7,606
Occidental Petroleum Corp.	2.700%	2/15/23	12,862	12,476
Occidental Petroleum Corp.	3.500%	6/15/25	9,200	9,113
Occidental Petroleum Corp.	3.400%	4/15/26	12,000	11,760
Occidental Petroleum Corp.	4.625%	6/15/45	3,500	3,498
Occidental Petroleum Corp.	4.400%	4/15/46	10,125	9,874
Occidental Petroleum Corp.	4.100%	2/15/47	5,650	5,308
Occidental Petroleum Corp.	4.200%	3/15/48	4,625	4,443
ONEOK Inc.	4.250%	2/1/22	8,000	8,044
ONEOK Inc.	7.500%	9/1/23	9,593	10,800
ONEOK Inc.	4.000%	7/13/27	3,800	3,631
ONEOK Inc.	4.550%	7/15/28	6,500	6,437
ONEOK Inc.	6.000%	6/15/35	600	625
ONEOK Inc.	4.950%	7/13/47	12,664	11,682
ONEOK Inc.	5.200%	7/15/48	2,100	2,014
ONEOK Partners LP	3.375%	10/1/22	16,009	15,562
ONEOK Partners LP	6.650%	10/1/36	8,403	9,285
ONEOK Partners LP	6.850%	10/15/37	6,525	7,358
ONEOK Partners LP	6.200%	9/15/43	3,200	3,384
Patterson-UTI Energy Inc.	3.950%	2/1/28	4,405	3,970
Petro-Canada	5.350%	7/15/33	2,625	2,865
Petro-Canada	5.950%	5/15/35	5,995	6,555
Petro-Canada	6.800%	5/15/38	5,925	6,928
Phillips 66	4.300%	4/1/22	13,960	14,335
Phillips 66	3.900%	3/15/28	9,250	8,953
Phillips 66	4.650%	11/15/34	500	488
Phillips 66	5.875%	5/1/42	11,035	12,080
Phillips 66	4.875%	11/15/44	17,130	16,697
Phillips 66 Partners LP	2.646%	2/15/20	1,255	1,244
Phillips 66 Partners LP	3.605%	2/15/25	3,500	3,340
Phillips 66 Partners LP	3.550%	10/1/26	4,050	3,752
Phillips 66 Partners LP	3.750%	3/1/28	2,000	1,850
Phillips 66 Partners LP	4.680%	2/15/45	3,375	3,046
Phillips 66 Partners LP	4.900%	10/1/46	5,325	4,872
Pioneer Natural Resources Co.	3.450%	1/15/21	4,000	3,989
Pioneer Natural Resources Co.	3.950%	7/15/22	8,803	8,821
Pioneer Natural Resources Co.	4.450%	1/15/26	9,650	9,769
Plains All American Pipeline LP / PAA Finance Corp.	5.750%	1/15/20	12,660	12,868
Plains All American Pipeline LP / PAA Finance Corp.	5.000%	2/1/21	1,460	1,479
Plains All American Pipeline LP / PAA Finance Corp.	3.650%	6/1/22	3,840	3,747
Plains All American Pipeline LP / PAA Finance Corp.	2.850%	1/31/23	7,507	7,066
Plains All American Pipeline LP / PAA Finance Corp.	3.850%	10/15/23	2,596	2,489
Plains All American Pipeline LP / PAA Finance Corp.	3.600%	11/1/24	14,960	14,021
Plains All American Pipeline LP / PAA Finance Corp.	4.650%	10/15/25	6,715	6,530
Plains All American Pipeline LP / PAA Finance Corp.	4.500%	12/15/26	7,100	6,786
Plains All American Pipeline LP / PAA Finance Corp.	5.150%	6/1/42	4,225	3,742

Total Bond Market II Index Fund

	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Plains All American Pipeline LP / PAA Finance Corp.	4.300%	1/31/43	6,675	5,273
Plains All American Pipeline LP / PAA Finance Corp.	4.700%	6/15/44	9,000	7,533
Plains All American Pipeline LP / PAA Finance Corp.	4.900%	2/15/45	1,200	1,034
Regency Energy Partners LP / Regency Energy Finance Corp.	5.750%	9/1/20	1,725	1,766
Regency Energy Partners LP / Regency Energy Finance Corp.	5.875%	3/1/22	10,950	11,388
Regency Energy Partners LP / Regency Energy Finance Corp.	5.000%	10/1/22	14,300	14,579
Regency Energy Partners LP / Regency Energy Finance Corp.	4.500%	11/1/23	7,185	7,158
Sabine Pass Liquefaction LLC	5.625%	2/1/21	7,140	7,354
Sabine Pass Liquefaction LLC	6.250%	3/15/22	11,800	12,405
Sabine Pass Liquefaction LLC	5.625%	4/15/23	13,109	13,683
Sabine Pass Liquefaction LLC	5.750%	5/15/24	18,500	19,394
Sabine Pass Liquefaction LLC	5.625%	3/1/25	22,425	23,295
Sabine Pass Liquefaction LLC	5.875%	6/30/26	22,150	23,368
Sabine Pass Liquefaction LLC	5.000%	3/15/27	9,130	9,153
Sabine Pass Liquefaction LLC	4.200%	3/15/28	11,300	10,721
Schlumberger Investment SA	3.650%	12/1/23	17,113	17,218
Shell International Finance BV	4.375%	3/25/20	7,650	7,786
Shell International Finance BV	2.125%	5/11/20	10,075	9,973
Shell International Finance BV	2.250%	11/10/20	700	692
Shell International Finance BV	1.875%	5/10/21	18,225	17,742
Shell International Finance BV	1.750%	9/12/21	9,900	9,565
Shell International Finance BV	2.375%	8/21/22	8,765	8,505
Shell International Finance BV	2.250%	1/6/23	9,405	9,058
Shell International Finance BV	3.400%	8/12/23	7,080	7,138
Shell International Finance BV	3.500%	11/13/23	7,300	7,372
Shell International Finance BV	3.250%	5/11/25	20,500	20,203
Shell International Finance BV	2.875%	5/10/26	16,980	16,268
Shell International Finance BV	2.500%	9/12/26	12,550	11,665
Shell International Finance BV	3.875%	11/13/28	4,025	4,138
Shell International Finance BV	4.125%	5/11/35	25,541	25,613
Shell International Finance BV	6.375%	12/15/38	16,967	21,542
Shell International Finance BV	5.500%	3/25/40	4,025	4,661
Shell International Finance BV	3.625%	8/21/42	8,225	7,439
Shell International Finance BV	4.550%	8/12/43	5,650	5,880
Shell International Finance BV	4.375%	5/11/45	22,171	22,854
Shell International Finance BV	4.000%	5/10/46	18,925	18,370
Shell International Finance BV	3.750%	9/12/46	16,350	15,200
Southern Natural Gas Co. LLC / Southern Natural Issuing Corp.	4.400%	6/15/21	5,165	5,188
Spectra Energy Partners LP	4.750%	3/15/24	14,330	14,682
Spectra Energy Partners LP	3.500%	3/15/25	9,100	8,671
Spectra Energy Partners LP	3.375%	10/15/26	9,425	8,802
Spectra Energy Partners LP	5.950%	9/25/43	2,240	2,391
Spectra Energy Partners LP	4.500%	3/15/45	3,300	3,028
Suncor Energy Inc.	3.600%	12/1/24	350	342
Suncor Energy Inc.	7.150%	2/1/32	3,550	4,285
Suncor Energy Inc.	5.950%	12/1/34	575	638

Total Bond Market II Index Fund

	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Suncor Energy Inc.	6.500%	6/15/38	10,220	11,777
Suncor Energy Inc.	6.850%	6/1/39	2,655	3,232
Suncor Energy Inc.	4.000%	11/15/47	10,147	9,082
Sunoco Logistics Partners Operations LP	4.400%	4/1/21	4,450	4,489
Sunoco Logistics Partners Operations LP	3.450%	1/15/23	2,965	2,882
Sunoco Logistics Partners Operations LP	4.250%	4/1/24	2,850	2,780
Sunoco Logistics Partners Operations LP	5.950%	12/1/25	3,375	3,562
Sunoco Logistics Partners Operations LP	3.900%	7/15/26	12,125	11,120
Sunoco Logistics Partners Operations LP	4.000%	10/1/27	8,100	7,431
Sunoco Logistics Partners Operations LP	6.100%	2/15/42	2,500	2,424
Sunoco Logistics Partners Operations LP	4.950%	1/15/43	5,525	4,716
Sunoco Logistics Partners Operations LP	5.300%	4/1/44	10,575	9,342
Sunoco Logistics Partners Operations LP	5.350%	5/15/45	6,975	6,244
Sunoco Logistics Partners Operations LP	5.400%	10/1/47	4,400	3,951
TC PipeLines LP	3.900%	5/25/27	2,600	2,465
TechnipFMC plc	3.450%	10/1/22	4,795	4,675
Tennessee Gas Pipeline Co. LLC	7.000%	3/15/27	825	934
Texas Eastern Transmission LP	7.000%	7/15/32	3,205	3,779
Total Capital Canada Ltd.	2.750%	7/15/23	11,342	11,041
Total Capital International SA	2.750%	6/19/21	22,825	22,654
Total Capital International SA	2.875%	2/17/22	10,975	10,855
Total Capital International SA	2.700%	1/25/23	11,290	11,040
Total Capital International SA	3.700%	1/15/24	8,750	8,888
Total Capital International SA	3.750%	4/10/24	2,991	3,039
Total Capital SA	4.450%	6/24/20	5,125	5,225
Total Capital SA	4.125%	1/28/21	3,055	3,119
Total Capital SA	3.883%	10/11/28	2,600	2,639
TransCanada PipeLines Ltd.	3.800%	10/1/20	7,332	7,376
TransCanada PipeLines Ltd.	2.500%	8/1/22	6,175	5,941
TransCanada PipeLines Ltd.	3.750%	10/16/23	4,575	4,565
TransCanada PipeLines Ltd.	4.875%	1/15/26	4,921	5,089
TransCanada PipeLines Ltd.	4.250%	5/15/28	7,500	7,430
TransCanada PipeLines Ltd.	4.625%	3/1/34	7,850	7,522
TransCanada PipeLines Ltd.	5.600%	3/31/34	2,000	2,072
TransCanada PipeLines Ltd.	5.850%	3/15/36	3,025	3,225
TransCanada PipeLines Ltd.	6.200%	10/15/37	14,075	15,426
TransCanada PipeLines Ltd.	4.750%	5/15/38	6,100	5,919
TransCanada PipeLines Ltd.	7.250%	8/15/38	3,400	4,099
TransCanada PipeLines Ltd.	7.625%	1/15/39	2,775	3,485
TransCanada PipeLines Ltd.	6.100%	6/1/40	4,405	4,852
TransCanada PipeLines Ltd.	5.000%	10/16/43	8,335	8,182
TransCanada PipeLines Ltd.	4.875%	5/15/48	11,425	11,170
TransCanada PipeLines Ltd.	5.100%	3/15/49	8,000	8,023
Transcontinental Gas Pipe Line Co. LLC	7.850%	2/1/26	10,000	12,014
Transcontinental Gas Pipe Line Co. LLC	4.000%	3/15/28	4,200	4,125
Transcontinental Gas Pipe Line Co. LLC	5.400%	8/15/41	500	515
Transcontinental Gas Pipe Line Co. LLC	4.450%	8/1/42	2,323	2,141
Transcontinental Gas Pipe Line Co. LLC	4.600%	3/15/48	3,250	3,009
Valero Energy Corp.	6.125%	2/1/20	3,875	3,989
Valero Energy Corp.	3.650%	3/15/25	2,450	2,344
Valero Energy Corp.	3.400%	9/15/26	15,300	14,012
Valero Energy Corp.	4.350%	6/1/28	9,400	9,190
Valero Energy Corp.	7.500%	4/15/32	6,350	7,782
Valero Energy Corp.	6.625%	6/15/37	10,506	11,669

Total Bond Market II Index Fund

		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Valero Energy Corp.	4.900%	3/15/45	5,350	5,069
	Valero Energy Partners LP	4.375%	12/15/26	5,800	5,659
	Valero Energy Partners LP	4.500%	3/15/28	3,090	3,056
	Western Gas Partners LP	5.375%	6/1/21	6,625	6,788
	Western Gas Partners LP	3.950%	6/1/25	4,300	4,018
	Western Gas Partners LP	4.650%	7/1/26	2,000	1,911
	Western Gas Partners LP	4.500%	3/1/28	850	796
	Western Gas Partners LP	4.750%	8/15/28	2,800	2,657
	Western Gas Partners LP	5.450%	4/1/44	11,825	10,292
	Western Gas Partners LP	5.300%	3/1/48	3,500	3,026
	Western Gas Partners LP	5.500%	8/15/48	2,925	2,556
	Williams Cos. Inc.	5.250%	3/15/20	6,801	6,935
	Williams Cos. Inc.	4.000%	11/15/21	4,500	4,494
	Williams Cos. Inc.	3.600%	3/15/22	10,230	10,045
	Williams Cos. Inc.	3.350%	8/15/22	6,350	6,167
	Williams Cos. Inc.	3.700%	1/15/23	6,950	6,775
	Williams Cos. Inc.	4.500%	11/15/23	3,650	3,661
	Williams Cos. Inc.	4.300%	3/4/24	4,000	3,958
	Williams Cos. Inc.	4.550%	6/24/24	9,750	9,821
	Williams Cos. Inc.	3.900%	1/15/25	24,518	23,728
	Williams Cos. Inc.	4.000%	9/15/25	7,275	7,043
	Williams Cos. Inc.	3.750%	6/15/27	17,750	16,684
	Williams Cos. Inc.	7.500%	1/15/31	425	503
	Williams Cos. Inc.	6.300%	4/15/40	4,695	4,991
	Williams Cos. Inc.	5.800%	11/15/43	9,725	9,826
	Williams Cos. Inc.	5.400%	3/4/44	1,550	1,490
	Williams Cos. Inc.	5.750%	6/24/44	7,750	7,728
	Williams Cos. Inc.	4.900%	1/15/45	1,650	1,505
	Williams Cos. Inc.	5.100%	9/15/45	9,345	8,712
	Williams Cos. Inc.	4.850%	3/1/48	7,270	6,625

	Other Industrial (0.1%)
[5]	Boston University	4.061%	10/1/48	2,335	2,350
	California Institute of Technology GO	4.321%	8/1/45	1,025	1,091
	California Institute of Technology GO	4.700%	11/1/11	5,575	5,947
	CBRE Services Inc.	5.250%	3/15/25	3,700	3,863
	CBRE Services Inc.	4.875%	3/1/26	11,033	11,293
	Cintas Corp. No 2	2.900%	4/1/22	3,500	3,437
	Cintas Corp. No 2	3.250%	6/1/22	1,025	1,017
	Cintas Corp. No 2	3.700%	4/1/27	8,075	7,892
	Cintas Corp. No 2	6.150%	8/15/36	259	314
	Fluor Corp.	3.500%	12/15/24	6,650	6,415
	Fluor Corp.	4.250%	9/15/28	5,615	5,387
[5]	Johns Hopkins University Maryland GO	4.083%	7/1/53	5,275	5,421
[5]	Massachusetts Institute of Technology GO	3.959%	7/1/38	145	148
	Massachusetts Institute of Technology GO	5.600%	7/1/11	6,400	8,277
	Massachusetts Institute of Technology GO	4.678%	7/1/14	13,775	14,794
	Massachusetts Institute of Technology GO	3.885%	7/1/16	4,800	4,384
[5]	Northwestern University Illinois GO	4.643%	12/1/44	4,775	5,299
[5]	Northwestern University Illinois GO	3.662%	12/1/57	2,100	2,000
	President & Fellows of Harvard College Massachusetts GO	3.619%	10/1/37	2,700	2,681
	President & Fellows of Harvard College Massachusetts Revenue	3.300%	7/15/56	300	269

Total Bond Market II Index Fund

		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5]	Rice University Texas GO	3.574%	5/15/45	20,700	19,989
	Stanford University California GO	3.647%	5/1/48	6,035	5,903
[5]	University of Chicago	4.003%	10/1/53	5,300	5,246
[5]	University of Notre Dame du Lac	3.438%	2/15/45	7,925	7,568
	University of Notre Dame du Lac	3.394%	2/15/48	2,700	2,562
	University of Pennsylvania GO	4.674%	9/1/12	5,175	5,552
[5]	University of Southern California GO	3.028%	10/1/39	7,751	7,050
[5]	University of Southern California GO	3.841%	10/1/47	9,550	9,469

	Technology (2.1%)
	Adobe Inc.	4.750%	2/1/20	2,875	2,932
	Adobe Inc.	3.250%	2/1/25	8,308	8,166
	Alphabet Inc.	3.625%	5/19/21	3,075	3,133
	Alphabet Inc.	1.998%	8/15/26	12,525	11,350
	Altera Corp.	4.100%	11/15/23	6,000	6,220
	Amphenol Corp.	2.200%	4/1/20	2,150	2,119
	Amphenol Corp.	3.125%	9/15/21	5,205	5,175
	Analog Devices Inc.	2.850%	3/12/20	2,500	2,485
	Analog Devices Inc.	2.500%	12/5/21	6,025	5,825
	Analog Devices Inc.	2.875%	6/1/23	6,700	6,493
	Analog Devices Inc.	3.125%	12/5/23	5,375	5,176
	Analog Devices Inc.	3.500%	12/5/26	9,865	9,374
	Analog Devices Inc.	5.300%	12/15/45	100	106
	Apple Inc.	1.550%	2/7/20	11,500	11,359
	Apple Inc.	1.900%	2/7/20	6,000	5,943
	Apple Inc.	2.000%	5/6/20	8,575	8,489
	Apple Inc.	1.800%	5/11/20	8,025	7,929
	Apple Inc.	2.000%	11/13/20	9,125	8,995
	Apple Inc.	2.250%	2/23/21	37,645	37,226
	Apple Inc.	2.850%	5/6/21	31,010	31,017
	Apple Inc.	2.150%	2/9/22	10,915	10,637
	Apple Inc.	2.500%	2/9/22	12,935	12,734
	Apple Inc.	2.300%	5/11/22	13,550	13,225
	Apple Inc.	2.700%	5/13/22	16,155	15,967
	Apple Inc.	2.400%	1/13/23	8,371	8,120
	Apple Inc.	2.850%	2/23/23	14,642	14,423
	Apple Inc.	2.400%	5/3/23	39,823	38,562
	Apple Inc.	3.000%	2/9/24	20,453	20,131
	Apple Inc.	3.450%	5/6/24	10,005	10,064
	Apple Inc.	2.850%	5/11/24	20,242	19,722
	Apple Inc.	2.750%	1/13/25	12,900	12,388
	Apple Inc.	2.500%	2/9/25	9,175	8,662
	Apple Inc.	3.200%	5/13/25	12,194	12,024
	Apple Inc.	3.250%	2/23/26	38,175	37,302
	Apple Inc.	2.450%	8/4/26	17,600	16,282
	Apple Inc.	3.350%	2/9/27	18,320	17,892
	Apple Inc.	3.200%	5/11/27	33,300	32,144
	Apple Inc.	3.000%	6/20/27	25	24
	Apple Inc.	2.900%	9/12/27	22,040	20,698
	Apple Inc.	4.500%	2/23/36	11,875	12,525
	Apple Inc.	3.850%	5/4/43	22,800	21,644
	Apple Inc.	4.450%	5/6/44	8,400	8,641
	Apple Inc.	3.450%	2/9/45	5,058	4,479
	Apple Inc.	4.375%	5/13/45	18,010	18,267

Total Bond Market II Index Fund

	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Apple Inc.	4.650%	2/23/46	43,680	46,449
Apple Inc.	3.850%	8/4/46	21,925	20,699
Apple Inc.	3.750%	9/12/47	7,650	7,038
Apple Inc.	3.750%	11/13/47	11,550	10,660
Applied Materials Inc.	2.625%	10/1/20	3,325	3,302
Applied Materials Inc.	4.300%	6/15/21	6,890	7,080
Applied Materials Inc.	3.900%	10/1/25	13,905	13,850
Applied Materials Inc.	3.300%	4/1/27	9,000	8,594
Applied Materials Inc.	5.100%	10/1/35	4,475	4,773
Applied Materials Inc.	5.850%	6/15/41	5,835	6,851
Applied Materials Inc.	4.350%	4/1/47	6,200	6,080
Arrow Electronics Inc.	3.500%	4/1/22	2,500	2,462
Arrow Electronics Inc.	4.500%	3/1/23	3,350	3,375
Arrow Electronics Inc.	3.250%	9/8/24	5,610	5,215
Arrow Electronics Inc.	4.000%	4/1/25	3,070	2,964
Arrow Electronics Inc.	3.875%	1/12/28	3,525	3,190
Autodesk Inc.	3.125%	6/15/20	1,500	1,491
Autodesk Inc.	3.600%	12/15/22	825	812
Autodesk Inc.	4.375%	6/15/25	3,600	3,612
Autodesk Inc.	3.500%	6/15/27	4,450	4,132
Avnet Inc.	5.875%	6/15/20	2,600	2,678
Avnet Inc.	3.750%	12/1/21	2,025	2,036
Avnet Inc.	4.875%	12/1/22	3,845	3,903
Avnet Inc.	4.625%	4/15/26	4,625	4,480
Baidu Inc.	2.875%	7/6/22	14,875	14,447
Baidu Inc.	3.500%	11/28/22	7,325	7,265
Baidu Inc.	3.875%	9/29/23	8,400	8,373
Baidu Inc.	4.125%	6/30/25	100	99
Baidu Inc.	3.625%	7/6/27	5,375	5,018
Baidu Inc.	4.375%	3/29/28	4,025	3,941
Broadcom Corp. / Broadcom Cayman Finance Ltd.	2.375%	1/15/20	13,605	13,435
Broadcom Corp. / Broadcom Cayman Finance Ltd.	2.200%	1/15/21	6,150	5,973
Broadcom Corp. / Broadcom Cayman Finance Ltd.	3.000%	1/15/22	29,175	28,028
Broadcom Corp. / Broadcom Cayman Finance Ltd.	2.650%	1/15/23	12,925	11,954
Broadcom Corp. / Broadcom Cayman Finance Ltd.	3.625%	1/15/24	20,990	19,766
Broadcom Corp. / Broadcom Cayman Finance Ltd.	3.125%	1/15/25	9,075	8,125
Broadcom Corp. / Broadcom Cayman Finance Ltd.	3.875%	1/15/27	45,000	40,286
Broadridge Financial Solutions Inc.	3.950%	9/1/20	2,150	2,147
Broadridge Financial Solutions Inc.	3.400%	6/27/26	2,725	2,558
CA Inc.	3.600%	8/1/20	5,900	5,883
Cadence Design Systems Inc.	4.375%	10/15/24	3,250	3,282
Cisco Systems Inc.	4.450%	1/15/20	11,800	11,976
Cisco Systems Inc.	2.450%	6/15/20	12,325	12,240
Cisco Systems Inc.	2.200%	2/28/21	25,350	24,972
Cisco Systems Inc.	2.900%	3/4/21	1,250	1,250
Cisco Systems Inc.	1.850%	9/20/21	6,275	6,101
Cisco Systems Inc.	2.600%	2/28/23	5,250	5,113

Total Bond Market II Index Fund

		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Cisco Systems Inc.	2.200%	9/20/23	5,000	4,790
	Cisco Systems Inc.	3.625%	3/4/24	5,750	5,869
	Cisco Systems Inc.	2.950%	2/28/26	18,750	17,923
	Cisco Systems Inc.	2.500%	9/20/26	3,175	2,940
	Cisco Systems Inc.	5.900%	2/15/39	14,875	18,277
	Cisco Systems Inc.	5.500%	1/15/40	16,217	19,183
	Citrix Systems Inc.	4.500%	12/1/27	7,700	7,296
	Corning Inc.	4.250%	8/15/20	75	76
	Corning Inc.	2.900%	5/15/22	4,675	4,603
	Corning Inc.	5.750%	8/15/40	7,460	8,182
	Corning Inc.	5.350%	11/15/48	2,475	2,546
	Corning Inc.	4.375%	11/15/57	6,250	5,260
[10]	Dell International LLC / EMC Corp.	4.420%	6/15/21	36,425	36,358
[10]	Dell International LLC / EMC Corp.	5.450%	6/15/23	30,905	31,487
[10]	Dell International LLC / EMC Corp.	6.020%	6/15/26	49,015	49,258
[10]	Dell International LLC / EMC Corp.	8.100%	7/15/36	12,960	13,930
[10]	Dell International LLC / EMC Corp.	8.350%	7/15/46	19,348	20,979
	DXC Technology Co.	2.875%	3/27/20	4,615	4,597
	DXC Technology Co.	4.250%	4/15/24	11,525	11,504
	DXC Technology Co.	4.750%	4/15/27	4,070	4,063
	Equifax Inc.	2.300%	6/1/21	9,550	9,178
	Equifax Inc.	3.600%	8/15/21	1,300	1,292
	Equifax Inc.	3.950%	6/15/23	2,000	1,975
	Fidelity National Information Services Inc.	3.625%	10/15/20	15,258	15,306
	Fidelity National Information Services Inc.	2.250%	8/15/21	6,425	6,178
	Fidelity National Information Services Inc.	4.500%	10/15/22	2,490	2,568
	Fidelity National Information Services Inc.	3.500%	4/15/23	6,551	6,454
	Fidelity National Information Services Inc.	3.875%	6/5/24	1,257	1,248
	Fidelity National Information Services Inc.	5.000%	10/15/25	4,038	4,172
	Fidelity National Information Services Inc.	3.000%	8/15/26	10,250	9,401
	Fidelity National Information Services Inc.	4.500%	8/15/46	5,570	5,075
	Fidelity National Information Services Inc.	4.750%	5/15/48	5,000	4,674
	Fiserv Inc.	2.700%	6/1/20	7,575	7,515
	Fiserv Inc.	3.500%	10/1/22	6,475	6,426
	Fiserv Inc.	3.800%	10/1/23	8,950	8,943
	Fiserv Inc.	3.850%	6/1/25	9,375	9,298
	Fiserv Inc.	4.200%	10/1/28	8,600	8,575
	Flex Ltd.	4.625%	2/15/20	1,725	1,735
	Flex Ltd.	5.000%	2/15/23	2,730	2,731
	Flex Ltd.	4.750%	6/15/25	25	24
	Hewlett Packard Enterprise Co.	3.600%	10/15/20	33,755	33,864
	Hewlett Packard Enterprise Co.	4.400%	10/15/22	17,650	18,020
	Hewlett Packard Enterprise Co.	4.900%	10/15/25	22,045	22,226
	Hewlett Packard Enterprise Co.	6.200%	10/15/35	6,335	6,203
	Hewlett Packard Enterprise Co.	6.350%	10/15/45	15,535	14,436
	HP Inc.	3.750%	12/1/20	1,984	1,998
	HP Inc.	6.000%	9/15/41	7,620	7,578
	IBM Credit LLC	3.450%	11/30/20	4,375	4,400
	IBM Credit LLC	2.200%	9/8/22	6,500	6,189
	IBM Credit LLC	3.000%	2/6/23	6,875	6,720
	Intel Corp.	1.850%	5/11/20	7,300	7,211
	Intel Corp.	2.450%	7/29/20	11,715	11,645
	Intel Corp.	1.700%	5/19/21	5,225	5,069
	Intel Corp.	3.300%	10/1/21	12,600	12,732

Total Bond Market II Index Fund

	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Intel Corp.	3.100%	7/29/22	6,100	6,090
Intel Corp.	2.700%	12/15/22	18,407	18,083
Intel Corp.	2.875%	5/11/24	13,200	12,814
Intel Corp.	3.700%	7/29/25	22,425	22,612
Intel Corp.	2.600%	5/19/26	10,650	9,955
Intel Corp.	4.000%	12/15/32	5,970	6,134
Intel Corp.	4.800%	10/1/41	7,072	7,623
Intel Corp.	4.100%	5/19/46	11,225	10,990
Intel Corp.	4.100%	5/11/47	270	261
Intel Corp.	3.734%	12/8/47	30,945	28,783
International Business Machines Corp.	1.900%	1/27/20	7,500	7,409
International Business Machines Corp.	1.625%	5/15/20	9,851	9,648
International Business Machines Corp.	2.250%	2/19/21	175	171
International Business Machines Corp.	2.900%	11/1/21	5,000	4,928
International Business Machines Corp.	2.500%	1/27/22	6,575	6,391
International Business Machines Corp.	1.875%	8/1/22	11,310	10,672
International Business Machines Corp.	2.875%	11/9/22	33,085	32,173
International Business Machines Corp.	3.375%	8/1/23	13,825	13,604
International Business Machines Corp.	3.625%	2/12/24	15,750	15,697
International Business Machines Corp.	7.000%	10/30/25	2,850	3,366
International Business Machines Corp.	3.450%	2/19/26	15,389	14,965
International Business Machines Corp.	6.220%	8/1/27	1,975	2,260
International Business Machines Corp.	6.500%	1/15/28	50	58
International Business Machines Corp.	5.875%	11/29/32	4,875	5,719
International Business Machines Corp.	5.600%	11/30/39	6,323	6,982
International Business Machines Corp.	4.000%	6/20/42	21,263	19,263
Jabil Inc.	5.625%	12/15/20	1,375	1,418
Jabil Inc.	4.700%	9/15/22	1,500	1,515
Jabil Inc.	3.950%	1/12/28	4,525	4,062
Juniper Networks Inc.	3.300%	6/15/20	1,000	996
Juniper Networks Inc.	4.600%	3/15/21	900	913
Juniper Networks Inc.	4.350%	6/15/25	3,225	3,167
Juniper Networks Inc.	5.950%	3/15/41	3,530	3,505
Keysight Technologies Inc.	4.550%	10/30/24	5,650	5,775
Keysight Technologies Inc.	4.600%	4/6/27	6,400	6,367
KLA-Tencor Corp.	4.125%	11/1/21	8,925	9,031
KLA-Tencor Corp.	4.650%	11/1/24	11,975	12,196
Lam Research Corp.	2.750%	3/15/20	3,300	3,273
Lam Research Corp.	2.800%	6/15/21	7,400	7,273
Lam Research Corp.	3.800%	3/15/25	4,901	4,854
Marvell Technology Group Ltd.	4.200%	6/22/23	4,950	4,925
Marvell Technology Group Ltd.	4.875%	6/22/28	5,425	5,276
Maxim Integrated Products Inc.	3.375%	3/15/23	4,275	4,179
Maxim Integrated Products Inc.	3.450%	6/15/27	5,225	4,848
Microsoft Corp.	1.850%	2/6/20	9,170	9,102
Microsoft Corp.	1.850%	2/12/20	5,150	5,101
Microsoft Corp.	3.000%	10/1/20	2,000	2,011
Microsoft Corp.	2.000%	11/3/20	7,600	7,517
Microsoft Corp.	4.000%	2/8/21	3,725	3,832
Microsoft Corp.	1.550%	8/8/21	16,150	15,691
Microsoft Corp.	2.400%	2/6/22	13,825	13,651
Microsoft Corp.	2.375%	2/12/22	12,700	12,534
Microsoft Corp.	2.650%	11/3/22	31,220	30,941
Microsoft Corp.	2.375%	5/1/23	1,225	1,195

Total Bond Market II Index Fund

		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Microsoft Corp.	2.000%	8/8/23	17,900	17,168
	Microsoft Corp.	2.875%	2/6/24	28,691	28,352
	Microsoft Corp.	2.700%	2/12/25	8,925	8,618
	Microsoft Corp.	3.125%	11/3/25	25,250	24,957
	Microsoft Corp.	2.400%	8/8/26	45,157	42,167
	Microsoft Corp.	3.300%	2/6/27	25,317	25,093
	Microsoft Corp.	3.500%	2/12/35	15,525	14,906
	Microsoft Corp.	4.200%	11/3/35	5,235	5,458
	Microsoft Corp.	3.450%	8/8/36	31,510	29,817
	Microsoft Corp.	4.100%	2/6/37	27,670	28,442
	Microsoft Corp.	5.200%	6/1/39	4,475	5,182
	Microsoft Corp.	4.500%	10/1/40	5,195	5,567
	Microsoft Corp.	5.300%	2/8/41	2,550	3,019
	Microsoft Corp.	3.500%	11/15/42	7,830	7,273
	Microsoft Corp.	3.750%	5/1/43	4,440	4,293
	Microsoft Corp.	4.875%	12/15/43	8,750	9,886
	Microsoft Corp.	3.750%	2/12/45	17,775	17,245
	Microsoft Corp.	4.450%	11/3/45	26,000	27,719
	Microsoft Corp.	3.700%	8/8/46	39,034	37,378
	Microsoft Corp.	4.250%	2/6/47	6,400	6,720
	Microsoft Corp.	4.000%	2/12/55	22,558	22,202
	Microsoft Corp.	3.950%	8/8/56	18,149	17,787
	Microsoft Corp.	4.500%	2/6/57	16,458	17,742
	Motorola Solutions Inc.	3.500%	9/1/21	325	320
	Motorola Solutions Inc.	3.750%	5/15/22	6,425	6,341
	Motorola Solutions Inc.	3.500%	3/1/23	6,090	5,861
	Motorola Solutions Inc.	4.000%	9/1/24	7,600	7,398
	Motorola Solutions Inc.	4.600%	2/23/28	10,550	10,023
	Motorola Solutions Inc.	5.500%	9/1/44	2,885	2,640
	NetApp Inc.	3.375%	6/15/21	4,350	4,318
	NetApp Inc.	3.300%	9/29/24	3,775	3,556
	NVIDIA Corp.	2.200%	9/16/21	8,500	8,290
	NVIDIA Corp.	3.200%	9/16/26	7,955	7,538
[10]	NXP BV / NXP Funding LLC	4.875%	3/1/24	6,200	6,215
[10]	NXP BV / NXP Funding LLC	5.350%	3/1/26	4,375	4,441
	Oracle Corp.	3.875%	7/15/20	7,933	8,056
	Oracle Corp.	2.800%	7/8/21	12,635	12,574
	Oracle Corp.	1.900%	9/15/21	40,298	39,004
	Oracle Corp.	2.500%	5/15/22	9,000	8,806
	Oracle Corp.	2.500%	10/15/22	12,810	12,458
	Oracle Corp.	2.625%	2/15/23	7,950	7,731
	Oracle Corp.	3.625%	7/15/23	50	51
	Oracle Corp.	2.400%	9/15/23	15,475	14,822
	Oracle Corp.	3.400%	7/8/24	21,950	21,865
	Oracle Corp.	2.950%	11/15/24	42,430	41,272
	Oracle Corp.	2.950%	5/15/25	21,357	20,495
	Oracle Corp.	2.650%	7/15/26	34,522	31,929
	Oracle Corp.	3.250%	11/15/27	7,952	7,645
	Oracle Corp.	3.250%	5/15/30	3,172	2,966
	Oracle Corp.	4.300%	7/8/34	14,600	14,709
	Oracle Corp.	3.900%	5/15/35	10,700	10,220
	Oracle Corp.	3.850%	7/15/36	24,225	22,570
	Oracle Corp.	3.800%	11/15/37	14,975	13,988
	Oracle Corp.	6.125%	7/8/39	9,495	11,413

Total Bond Market II Index Fund

	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Oracle Corp.	5.375%	7/15/40	19,812	21,972
Oracle Corp.	4.500%	7/8/44	8,575	8,596
Oracle Corp.	4.125%	5/15/45	18,425	17,545
Oracle Corp.	4.000%	7/15/46	30,575	28,616
Oracle Corp.	4.000%	11/15/47	18,170	16,977
Oracle Corp.	4.375%	5/15/55	9,550	9,398
QUALCOMM Inc.	2.250%	5/20/20	10,775	10,625
QUALCOMM Inc.	3.000%	5/20/22	17,325	17,046
QUALCOMM Inc.	2.600%	1/30/23	13,025	12,517
QUALCOMM Inc.	2.900%	5/20/24	29,295	27,888
QUALCOMM Inc.	3.450%	5/20/25	8,400	8,038
QUALCOMM Inc.	3.250%	5/20/27	13,620	12,690
QUALCOMM Inc.	4.650%	5/20/35	8,280	7,993
QUALCOMM Inc.	4.800%	5/20/45	11,435	10,891
QUALCOMM Inc.	4.300%	5/20/47	11,750	10,508
salesforce.com Inc.	3.250%	4/11/23	8,450	8,464
salesforce.com Inc.	3.700%	4/11/28	12,000	12,041
Seagate HDD Cayman	4.250%	3/1/22	9,000	8,640
Seagate HDD Cayman	4.750%	6/1/23	7,525	7,073
Seagate HDD Cayman	4.875%	3/1/24	4,650	4,243
Seagate HDD Cayman	4.750%	1/1/25	8,125	7,191
Seagate HDD Cayman	4.875%	6/1/27	6,935	5,877
Seagate HDD Cayman	5.750%	12/1/34	3,675	2,839
Tech Data Corp.	3.700%	2/15/22	4,350	4,225
Tech Data Corp.	4.950%	2/15/27	3,900	3,662
Texas Instruments Inc.	2.750%	3/12/21	4,000	3,986
Texas Instruments Inc.	1.850%	5/15/22	4,250	4,092
Texas Instruments Inc.	2.250%	5/1/23	1,750	1,686
Texas Instruments Inc.	2.625%	5/15/24	2,675	2,581
Texas Instruments Inc.	2.900%	11/3/27	5,725	5,426
Texas Instruments Inc.	4.150%	5/15/48	12,640	12,659
Total System Services Inc.	3.800%	4/1/21	6,355	6,355
Total System Services Inc.	3.750%	6/1/23	5,450	5,359
Total System Services Inc.	4.000%	6/1/23	4,595	4,593
Total System Services Inc.	4.800%	4/1/26	6,279	6,311
Total System Services Inc.	4.450%	6/1/28	3,805	3,733
Trimble Inc.	4.150%	6/15/23	1,025	1,030
Trimble Inc.	4.750%	12/1/24	2,500	2,536
Trimble Inc.	4.900%	6/15/28	7,500	7,270
Tyco Electronics Group SA	4.875%	1/15/21	3,750	3,867
Tyco Electronics Group SA	3.500%	2/3/22	3,900	3,888
Tyco Electronics Group SA	3.450%	8/1/24	1,025	999
Tyco Electronics Group SA	3.700%	2/15/26	3,100	3,040
Tyco Electronics Group SA	3.125%	8/15/27	2,950	2,725
Tyco Electronics Group SA	7.125%	10/1/37	9,420	11,983
Verisk Analytics Inc.	5.800%	5/1/21	3,760	3,948
Verisk Analytics Inc.	4.125%	9/12/22	8,125	8,215
Verisk Analytics Inc.	4.000%	6/15/25	9,450	9,468
Verisk Analytics Inc.	5.500%	6/15/45	4,370	4,429
VMware Inc.	2.300%	8/21/20	10,575	10,318
VMware Inc.	2.950%	8/21/22	14,525	13,863
VMware Inc.	3.900%	8/21/27	10,875	9,666
Xilinx Inc.	3.000%	3/15/21	9,450	9,416
Xilinx Inc.	2.950%	6/1/24	6,000	5,719

Total Bond Market II Index Fund

		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Transportation (0.7%)
5	American Airlines 2011-1 Class A Pass Through Trust	5.250%	7/31/22	3,453	3,516
5	American Airlines 2013-1 Class A Pass Through Trust	4.000%	1/15/27	870	866
5	American Airlines 2013-2 Class A Pass Through Trust	4.950%	7/15/24	3,965	4,031
5	American Airlines 2014-1 Class A Pass Through Trust	3.700%	4/1/28	1,614	1,558
5	American Airlines 2015-1 Class A Pass Through Trust	3.375%	11/1/28	5,569	5,299
5	American Airlines 2015-1 Class B Pass Through Trust	3.700%	11/1/24	1,157	1,120
5	American Airlines 2015-2 Class AA Pass Through Trust	3.600%	9/22/27	926	892
5	American Airlines 2016-1 Class A Pass Through Trust	4.100%	1/15/28	1,899	1,866
5	American Airlines 2016-1 Class AA Pass Through Trust	3.575%	1/15/28	2,849	2,757
5	American Airlines 2016-2 Class A Pass Through Trust	3.650%	6/15/28	3,800	3,665
5	American Airlines 2016-2 Class AA Pass Through Trust	3.200%	12/15/29	4,821	4,534
5	American Airlines 2016-3 Class A Pass Through Trust	3.250%	4/15/30	2,050	1,906
5	American Airlines 2016-3 Class AA Pass Through Trust	3.000%	10/15/28	6,464	5,985
5	American Airlines 2017-1 Class AA Pass Through Trust	3.650%	8/15/30	2,587	2,493
5	American Airlines 2017-1B Class B Pass Through Trust	4.950%	2/15/25	1,316	1,312
5	American Airlines 2017-2 Class AA Pass Through Trust	3.350%	10/15/29	5,351	5,053
	Burlington Northern Santa Fe LLC	3.600%	9/1/20	3,750	3,765
	Burlington Northern Santa Fe LLC	3.450%	9/15/21	2,240	2,258
	Burlington Northern Santa Fe LLC	3.050%	3/15/22	1,025	1,023
	Burlington Northern Santa Fe LLC	3.050%	9/1/22	6,100	6,052
	Burlington Northern Santa Fe LLC	3.000%	3/15/23	6,190	6,113
	Burlington Northern Santa Fe LLC	3.850%	9/1/23	9,785	9,987
	Burlington Northern Santa Fe LLC	3.750%	4/1/24	3,475	3,552
	Burlington Northern Santa Fe LLC	3.400%	9/1/24	8,460	8,426
	Burlington Northern Santa Fe LLC	3.000%	4/1/25	12,300	12,000
	Burlington Northern Santa Fe LLC	3.250%	6/15/27	11,400	11,180
	Burlington Northern Santa Fe LLC	6.200%	8/15/36	1,650	2,011
	Burlington Northern Santa Fe LLC	5.750%	5/1/40	12,450	14,567
	Burlington Northern Santa Fe LLC	5.050%	3/1/41	3,875	4,228
	Burlington Northern Santa Fe LLC	5.400%	6/1/41	4,025	4,565
	Burlington Northern Santa Fe LLC	4.950%	9/15/41	3,680	4,025
	Burlington Northern Santa Fe LLC	4.400%	3/15/42	4,304	4,330
	Burlington Northern Santa Fe LLC	4.375%	9/1/42	9,591	9,625
	Burlington Northern Santa Fe LLC	4.450%	3/15/43	10,340	10,496
	Burlington Northern Santa Fe LLC	4.900%	4/1/44	7,380	7,961
	Burlington Northern Santa Fe LLC	4.550%	9/1/44	3,305	3,411
	Burlington Northern Santa Fe LLC	4.150%	4/1/45	5,790	5,591

Total Bond Market II Index Fund

		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Burlington Northern Santa Fe LLC	4.700%	9/1/45	4,800	5,034
	Burlington Northern Santa Fe LLC	3.900%	8/1/46	7,300	6,978
	Burlington Northern Santa Fe LLC	4.125%	6/15/47	13,150	12,902
	Burlington Northern Santa Fe LLC	4.050%	6/15/48	5,915	5,659
	Burlington Northern Santa Fe LLC	4.150%	12/15/48	16,720	16,297
	Canadian National Railway Co.	2.400%	2/3/20	4,150	4,126
	Canadian National Railway Co.	2.850%	12/15/21	11,235	11,169
	Canadian National Railway Co.	2.750%	3/1/26	1,800	1,720
	Canadian National Railway Co.	6.900%	7/15/28	300	374
	Canadian National Railway Co.	6.250%	8/1/34	370	457
	Canadian National Railway Co.	6.200%	6/1/36	5,425	6,671
	Canadian National Railway Co.	6.375%	11/15/37	195	246
	Canadian National Railway Co.	3.200%	8/2/46	4,850	4,190
	Canadian National Railway Co.	3.650%	2/3/48	4,410	4,124
	Canadian Pacific Railway Co.	4.500%	1/15/22	3,291	3,394
	Canadian Pacific Railway Co.	4.450%	3/15/23	4,630	4,786
	Canadian Pacific Railway Co.	2.900%	2/1/25	5,625	5,386
	Canadian Pacific Railway Co.	7.125%	10/15/31	1,456	1,833
	Canadian Pacific Railway Co.	5.750%	3/15/33	100	112
	Canadian Pacific Railway Co.	5.950%	5/15/37	11,110	13,000
	Canadian Pacific Railway Co.	4.800%	8/1/45	100	105
	Canadian Pacific Railway Co.	6.125%	9/15/15	2,010	2,347
	CH Robinson Worldwide Inc.	4.200%	4/15/28	4,175	4,182
5	Continental Airlines 2009-2 Class A Pass Through Trust	7.250%	5/10/21	1,030	1,061
5	Continental Airlines 2010-1 Class A Pass Through Trust	4.750%	7/12/22	2,860	2,895
5	Continental Airlines 2012-1 Class A Pass Through Trust	4.150%	10/11/25	4,951	4,936
5	Continental Airlines 2012-2 Class A Pass Through Trust	4.000%	4/29/26	917	906
	CSX Corp.	4.250%	6/1/21	7,340	7,543
	CSX Corp.	3.700%	11/1/23	2,800	2,826
	CSX Corp.	3.350%	11/1/25	3,450	3,346
	CSX Corp.	2.600%	11/1/26	3,400	3,073
	CSX Corp.	3.250%	6/1/27	12,250	11,519
	CSX Corp.	3.800%	3/1/28	13,250	12,940
	CSX Corp.	6.000%	10/1/36	150	172
	CSX Corp.	6.150%	5/1/37	4,500	5,338
	CSX Corp.	6.220%	4/30/40	6,779	8,169
	CSX Corp.	5.500%	4/15/41	4,900	5,488
	CSX Corp.	4.750%	5/30/42	2,290	2,303
	CSX Corp.	4.100%	3/15/44	4,525	4,203
	CSX Corp.	3.800%	11/1/46	2,550	2,254
	CSX Corp.	4.300%	3/1/48	9,475	9,038
	CSX Corp.	3.950%	5/1/50	10,130	8,964
	CSX Corp.	4.500%	8/1/54	235	225
	CSX Corp.	4.250%	11/1/66	5,475	4,819
	CSX Corp.	4.650%	3/1/68	5,720	5,201
5	Delta Air Lines 2007-1 Class A Pass Through Trust	6.821%	2/10/24	5,645	6,123
5	Delta Air Lines 2010-2 Class A Pass Through Trust	4.950%	11/23/20	130	131

Total Bond Market II Index Fund

		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5]	Delta Air Lines 2012-1 Class A Pass Through Trust	4.750%	11/7/21	690	698
[5]	Delta Air Lines 2015-1 Class AA Pass Through Trust	3.625%	7/30/27	914	908
	Delta Air Lines Inc.	2.875%	3/13/20	7,050	7,029
	Delta Air Lines Inc.	2.600%	12/4/20	5,400	5,300
	Delta Air Lines Inc.	3.400%	4/19/21	4,970	4,940
	Delta Air Lines Inc.	3.625%	3/15/22	6,900	6,768
	Delta Air Lines Inc.	3.800%	4/19/23	7,300	7,172
	Delta Air Lines Inc.	4.375%	4/19/28	6,000	5,747
	FedEx Corp.	2.300%	2/1/20	3,950	3,914
	FedEx Corp.	2.625%	8/1/22	3,703	3,600
	FedEx Corp.	4.000%	1/15/24	3,250	3,293
	FedEx Corp.	3.200%	2/1/25	3,300	3,166
	FedEx Corp.	3.250%	4/1/26	3,500	3,324
	FedEx Corp.	3.300%	3/15/27	3,550	3,338
	FedEx Corp.	3.400%	2/15/28	10,000	9,380
	FedEx Corp.	4.900%	1/15/34	875	887
	FedEx Corp.	3.900%	2/1/35	4,100	3,702
	FedEx Corp.	3.875%	8/1/42	275	236
	FedEx Corp.	4.100%	4/15/43	2,275	1,946
	FedEx Corp.	5.100%	1/15/44	7,502	7,376
	FedEx Corp.	4.750%	11/15/45	11,725	11,225
	FedEx Corp.	4.550%	4/1/46	7,610	6,862
	FedEx Corp.	4.400%	1/15/47	8,400	7,507
	FedEx Corp.	4.050%	2/15/48	17,800	14,813
	FedEx Corp.	4.950%	10/17/48	6,400	6,195
	JB Hunt Transport Services Inc.	3.300%	8/15/22	6,000	5,962
	Kansas City Southern	3.000%	5/15/23	13,599	13,273
	Kansas City Southern	4.300%	5/15/43	4,440	4,110
	Kansas City Southern	4.950%	8/15/45	10,525	10,852
	Kansas City Southern	4.700%	5/1/48	6,500	6,347
	Kirby Corp.	4.200%	3/1/28	7,825	7,544
[5]	Latam Airlines 2015-1 Pass Through Trust A	4.200%	8/15/29	2,756	2,735
	Norfolk Southern Corp.	3.250%	12/1/21	4,000	4,007
	Norfolk Southern Corp.	3.000%	4/1/22	5,130	5,096
	Norfolk Southern Corp.	2.903%	2/15/23	9,053	8,860
	Norfolk Southern Corp.	3.850%	1/15/24	2,170	2,207
	Norfolk Southern Corp.	3.650%	8/1/25	1,400	1,394
	Norfolk Southern Corp.	7.800%	5/15/27	1,345	1,699
	Norfolk Southern Corp.	3.150%	6/1/27	6,000	5,723
	Norfolk Southern Corp.	3.800%	8/1/28	9,355	9,254
	Norfolk Southern Corp.	7.050%	5/1/37	800	1,048
	Norfolk Southern Corp.	4.837%	10/1/41	9,848	10,402
	Norfolk Southern Corp.	3.950%	10/1/42	2,125	1,927
	Norfolk Southern Corp.	4.450%	6/15/45	5,320	5,174
	Norfolk Southern Corp.	4.650%	1/15/46	3,900	4,042
	Norfolk Southern Corp.	3.942%	11/1/47	2,623	2,376
	Norfolk Southern Corp.	4.150%	2/28/48	1,500	1,410
	Norfolk Southern Corp.	4.050%	8/15/52	12,324	11,052
	Norfolk Southern Corp.	6.000%	3/15/05	1,513	1,691
	Norfolk Southern Corp.	5.100%	8/1/18	2,575	2,549
	Norfolk Southern Railway Co.	9.750%	6/15/20	250	273

Total Bond Market II Index Fund

		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5]	Northwest Airlines 2007-1 Class A Pass Through Trust	7.027%	5/1/21	165	169
	Ryder System Inc.	2.650%	3/2/20	50	49
	Ryder System Inc.	2.500%	5/11/20	2,000	1,979
	Ryder System Inc.	2.875%	9/1/20	1,825	1,808
	Ryder System Inc.	3.500%	6/1/21	5,000	5,001
	Ryder System Inc.	2.250%	9/1/21	350	337
	Ryder System Inc.	3.400%	3/1/23	5,300	5,227
	Ryder System Inc.	3.750%	6/9/23	12,000	11,914
	Southwest Airlines Co.	2.650%	11/5/20	3,505	3,472
	Southwest Airlines Co.	2.750%	11/16/22	1,000	971
	Southwest Airlines Co.	3.000%	11/15/26	3,425	3,194
	Southwest Airlines Co.	3.450%	11/16/27	2,650	2,499
[5]	Southwest Airlines Co. 2007-1 Pass Through Trust	6.150%	2/1/24	225	235
[5]	Spirit Airlines Class A Pass Through Certificates Series 2015-1	4.100%	10/1/29	2,161	2,155
	Union Pacific Corp.	1.800%	2/1/20	1,000	988
	Union Pacific Corp.	2.250%	6/19/20	6,300	6,218
	Union Pacific Corp.	4.000%	2/1/21	4,325	4,379
	Union Pacific Corp.	3.200%	6/8/21	3,950	3,955
	Union Pacific Corp.	4.163%	7/15/22	9,746	9,927
	Union Pacific Corp.	2.750%	4/15/23	7,240	7,040
	Union Pacific Corp.	3.500%	6/8/23	9,825	9,838
	Union Pacific Corp.	3.646%	2/15/24	3,543	3,556
	Union Pacific Corp.	3.250%	1/15/25	4,200	4,060
	Union Pacific Corp.	3.750%	7/15/25	5,950	6,005
	Union Pacific Corp.	3.250%	8/15/25	4,200	4,072
	Union Pacific Corp.	2.750%	3/1/26	8,329	7,703
	Union Pacific Corp.	3.000%	4/15/27	2,275	2,146
	Union Pacific Corp.	3.950%	9/10/28	11,935	11,928
	Union Pacific Corp.	3.375%	2/1/35	4,400	3,884
	Union Pacific Corp.	3.600%	9/15/37	5,435	4,820
	Union Pacific Corp.	4.375%	9/10/38	3,900	3,857
	Union Pacific Corp.	4.250%	4/15/43	100	96
	Union Pacific Corp.	4.821%	2/1/44	500	530
	Union Pacific Corp.	4.150%	1/15/45	350	333
	Union Pacific Corp.	4.050%	11/15/45	7,225	6,625
	Union Pacific Corp.	4.050%	3/1/46	2,820	2,640
	Union Pacific Corp.	3.350%	8/15/46	6,900	5,690
	Union Pacific Corp.	4.500%	9/10/48	6,665	6,599
	Union Pacific Corp.	3.799%	10/1/51	16,224	13,942
	Union Pacific Corp.	3.875%	2/1/55	5,435	4,712
	Union Pacific Corp.	4.375%	11/15/65	10,960	10,003
	Union Pacific Corp.	4.100%	9/15/67	6,045	5,094
[5]	Union Pacific Railroad Co. 2007-3 Pass Through Trust	6.176%	1/2/31	431	472
[5]	United Airlines 2013-1 Class A Pass Through Trust	4.300%	2/15/27	2,107	2,122
[5]	United Airlines 2014-1 Class A Pass Through Trust	4.000%	10/11/27	4,410	4,366
[5]	United Airlines 2014-2 Class A Pass Through Trust	3.750%	3/3/28	2,156	2,130

Total Bond Market II Index Fund

		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5]	United Airlines 2015-1 Class A Pass Through Trust	3.700%	6/1/24	1,750	1,746
[5]	United Airlines 2015-1 Class AA Pass Through Trust	3.450%	12/1/27	3,582	3,449
[5]	United Airlines 2016-1 Class A Pass Through Trust	3.450%	1/7/30	2,368	2,274
[5]	United Airlines 2016-1 Class AA Pass Through Trust	3.100%	7/7/28	22,378	21,392
[5]	United Airlines 2016-2 Class A Pass Through Trust	3.100%	10/7/28	1,208	1,104
[5]	United Airlines 2016-2 Class AA Pass Through Trust	2.875%	10/7/28	4,186	3,876
[5]	United Airlines 2018-1 Class AA Pass Through Trust	3.500%	3/1/30	325	311
	United Parcel Service Inc.	3.125%	1/15/21	7,200	7,228
	United Parcel Service Inc.	2.050%	4/1/21	11,900	11,679
	United Parcel Service Inc.	2.350%	5/16/22	6,000	5,848
	United Parcel Service Inc.	2.450%	10/1/22	14,776	14,389
	United Parcel Service Inc.	2.500%	4/1/23	13,700	13,309
	United Parcel Service Inc.	2.800%	11/15/24	14,050	13,498
	United Parcel Service Inc.	2.400%	11/15/26	10,550	9,651
	United Parcel Service Inc.	3.050%	11/15/27	8,900	8,460
	United Parcel Service Inc.	6.200%	1/15/38	9,650	11,961
	United Parcel Service Inc.	4.875%	11/15/40	3,825	4,079
	United Parcel Service Inc.	3.625%	10/1/42	2,400	2,137
	United Parcel Service Inc.	3.400%	11/15/46	2,125	1,841
	United Parcel Service Inc.	3.750%	11/15/47	13,730	12,372
	United Parcel Service of America Inc.	8.375%	4/1/30	500	666
					24,967,355
	Utilities (1.9%)
	Electric (1.8%)
	AEP Texas Inc.	2.400%	10/1/22	2,700	2,608
[10]	AEP Texas Inc.	3.950%	6/1/28	4,275	4,303
	AEP Texas Inc.	3.800%	10/1/47	3,000	2,680
	AEP Transmission Co. LLC	4.000%	12/1/46	3,721	3,575
	AEP Transmission Co. LLC	3.750%	12/1/47	7,030	6,382
	AEP Transmission Co. LLC	4.250%	9/15/48	4,375	4,418
	Alabama Power Co.	2.450%	3/30/22	6,500	6,308
	Alabama Power Co.	3.550%	12/1/23	8,800	8,896
	Alabama Power Co.	6.125%	5/15/38	900	1,105
	Alabama Power Co.	6.000%	3/1/39	2,290	2,752
	Alabama Power Co.	3.850%	12/1/42	1,850	1,729
	Alabama Power Co.	4.150%	8/15/44	3,300	3,218
	Alabama Power Co.	3.750%	3/1/45	3,615	3,304
	Alabama Power Co.	4.300%	1/2/46	9,950	9,996
	Alabama Power Co.	3.700%	12/1/47	4,475	4,102
	Alabama Power Co.	4.300%	7/15/48	4,400	4,429
	Ameren Corp.	2.700%	11/15/20	2,550	2,511
	Ameren Corp.	3.650%	2/15/26	2,775	2,697
	Ameren Illinois Co.	2.700%	9/1/22	3,170	3,105
	Ameren Illinois Co.	3.250%	3/1/25	1,890	1,858
	Ameren Illinois Co.	3.800%	5/15/28	4,000	4,071
	Ameren Illinois Co.	4.150%	3/15/46	775	772
	Ameren Illinois Co.	3.700%	12/1/47	7,675	7,108

Total Bond Market II Index Fund

		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Ameren Illinois Co.	4.500%	3/15/49	4,000	4,239
	American Electric Power Co. Inc.	2.150%	11/13/20	2,900	2,838
	American Electric Power Co. Inc.	3.650%	12/1/21	3,000	3,017
	American Electric Power Co. Inc.	3.200%	11/13/27	4,300	4,062
	American Electric Power Co. Inc.	4.300%	12/1/28	5,000	5,127
	Appalachian Power Co.	4.600%	3/30/21	13,850	14,175
	Appalachian Power Co.	7.000%	4/1/38	1,880	2,379
	Appalachian Power Co.	4.400%	5/15/44	4,000	3,874
	Appalachian Power Co.	4.450%	6/1/45	2,100	2,074
	Arizona Public Service Co.	3.150%	5/15/25	650	631
	Arizona Public Service Co.	2.950%	9/15/27	5,300	5,000
	Arizona Public Service Co.	4.500%	4/1/42	4,875	4,988
	Arizona Public Service Co.	4.350%	11/15/45	1,600	1,627
	Arizona Public Service Co.	3.750%	5/15/46	7,350	6,724
	Avangrid Inc.	3.150%	12/1/24	5,495	5,302
	Avista Corp.	4.350%	6/1/48	3,200	3,286
	Baltimore Gas & Electric Co.	3.500%	11/15/21	4,825	4,850
	Baltimore Gas & Electric Co.	3.350%	7/1/23	3,150	3,140
	Baltimore Gas & Electric Co.	2.400%	8/15/26	8,600	7,882
	Baltimore Gas & Electric Co.	3.500%	8/15/46	4,000	3,538
	Baltimore Gas & Electric Co.	3.750%	8/15/47	2,325	2,144
	Baltimore Gas & Electric Co.	4.250%	9/15/48	4,450	4,383
	Berkshire Hathaway Energy Co.	2.375%	1/15/21	5,975	5,866
	Berkshire Hathaway Energy Co.	2.800%	1/15/23	6,875	6,711
	Berkshire Hathaway Energy Co.	3.750%	11/15/23	5,925	6,023
	Berkshire Hathaway Energy Co.	3.500%	2/1/25	7,975	7,908
	Berkshire Hathaway Energy Co.	3.250%	4/15/28	775	737
	Berkshire Hathaway Energy Co.	6.125%	4/1/36	13,225	15,817
	Berkshire Hathaway Energy Co.	5.950%	5/15/37	5,542	6,515
	Berkshire Hathaway Energy Co.	6.500%	9/15/37	7,055	8,713
	Berkshire Hathaway Energy Co.	5.150%	11/15/43	7,275	7,757
	Berkshire Hathaway Energy Co.	4.500%	2/1/45	6,175	6,136
	Berkshire Hathaway Energy Co.	3.800%	7/15/48	3,360	3,003
[10]	Berkshire Hathaway Energy Co.	4.450%	1/15/49	8,975	8,900
	Black Hills Corp.	4.250%	11/30/23	2,140	2,169
	Black Hills Corp.	3.950%	1/15/26	1,300	1,296
	Black Hills Corp.	3.150%	1/15/27	3,375	3,123
	Black Hills Corp.	4.350%	5/1/33	4,745	4,777
	Black Hills Corp.	4.200%	9/15/46	3,200	3,014
	CenterPoint Energy Houston Electric LLC	1.850%	6/1/21	5,800	5,624
	CenterPoint Energy Houston Electric LLC	2.250%	8/1/22	700	675
	CenterPoint Energy Houston Electric LLC	2.400%	9/1/26	9,800	9,052
	CenterPoint Energy Houston Electric LLC	3.000%	2/1/27	2,000	1,910
	CenterPoint Energy Houston Electric LLC	3.550%	8/1/42	4,950	4,540
	CenterPoint Energy Houston Electric LLC	4.500%	4/1/44	400	424
	CenterPoint Energy Houston Electric LLC	3.950%	3/1/48	4,125	4,026
	CenterPoint Energy Inc.	3.600%	11/1/21	2,400	2,397
	CenterPoint Energy Inc.	2.500%	9/1/22	8,525	8,158
	CenterPoint Energy Inc.	3.850%	2/1/24	4,250	4,248
	CenterPoint Energy Inc.	4.250%	11/1/28	3,700	3,730
	Cleco Corporate Holdings LLC	3.743%	5/1/26	4,600	4,394
	Cleco Corporate Holdings LLC	4.973%	5/1/46	3,975	3,793
	Cleveland Electric Illuminating Co.	5.500%	8/15/24	1,750	1,899
	Cleveland Electric Illuminating Co.	5.950%	12/15/36	3,270	3,676

Total Bond Market II Index Fund

	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
CMS Energy Corp.	5.050%	3/15/22	50	52
CMS Energy Corp.	3.000%	5/15/26	2,650	2,485
CMS Energy Corp.	3.450%	8/15/27	2,975	2,839
CMS Energy Corp.	4.875%	3/1/44	5,155	5,404
Commonwealth Edison Co.	4.000%	8/1/20	3,700	3,753
Commonwealth Edison Co.	3.400%	9/1/21	2,100	2,110
Commonwealth Edison Co.	2.550%	6/15/26	2,625	2,457
Commonwealth Edison Co.	2.950%	8/15/27	3,000	2,845
Commonwealth Edison Co.	5.900%	3/15/36	3,330	3,945
Commonwealth Edison Co.	6.450%	1/15/38	3,770	4,798
Commonwealth Edison Co.	3.800%	10/1/42	4,450	4,228
Commonwealth Edison Co.	4.600%	8/15/43	2,000	2,103
Commonwealth Edison Co.	3.700%	3/1/45	4,650	4,331
Commonwealth Edison Co.	4.350%	11/15/45	12,925	13,108
Commonwealth Edison Co.	3.650%	6/15/46	8,425	7,647
Commonwealth Edison Co.	3.750%	8/15/47	4,800	4,389
Connecticut Light & Power Co.	2.500%	1/15/23	10,108	9,817
Connecticut Light & Power Co.	3.200%	3/15/27	2,500	2,427
Connecticut Light & Power Co.	4.300%	4/15/44	4,800	4,919
Connecticut Light & Power Co.	4.150%	6/1/45	2,650	2,650
Connecticut Light & Power Co.	4.000%	4/1/48	4,250	4,170
Consolidated Edison Co. of New York Inc.	4.450%	6/15/20	6,447	6,565
Consolidated Edison Co. of New York Inc.	3.125%	11/15/27	3,175	3,055
Consolidated Edison Co. of New York Inc.	5.300%	3/1/35	1,100	1,208
Consolidated Edison Co. of New York Inc.	5.850%	3/15/36	8,615	10,052
Consolidated Edison Co. of New York Inc.	6.200%	6/15/36	1,653	1,990
Consolidated Edison Co. of New York Inc.	6.750%	4/1/38	525	673
Consolidated Edison Co. of New York Inc.	5.500%	12/1/39	4,025	4,584
Consolidated Edison Co. of New York Inc.	5.700%	6/15/40	4,460	5,211
Consolidated Edison Co. of New York Inc.	4.200%	3/15/42	118	116
Consolidated Edison Co. of New York Inc.	3.950%	3/1/43	5,548	5,186
Consolidated Edison Co. of New York Inc.	4.450%	3/15/44	15,120	15,162
Consolidated Edison Co. of New York Inc.	4.500%	12/1/45	1,875	1,898
Consolidated Edison Co. of New York Inc.	3.850%	6/15/46	4,500	4,121
Consolidated Edison Co. of New York Inc.	3.875%	6/15/47	10,025	9,328
Consolidated Edison Co. of New York Inc.	4.300%	12/1/56	7,430	6,930
Consolidated Edison Co. of New York Inc.	4.000%	11/15/57	2,800	2,487
Consolidated Edison Co. of New York Inc.	4.500%	5/15/58	6,000	5,837
Consolidated Edison Inc.	2.000%	3/15/20	3,475	3,421
Consolidated Edison Inc.	2.000%	5/15/21	2,675	2,595
Constellation Energy Group Inc.	5.150%	12/1/20	4,405	4,498
Consumers Energy Co.	5.650%	4/15/20	1,375	1,419
Consumers Energy Co.	2.850%	5/15/22	3,516	3,474
Consumers Energy Co.	3.375%	8/15/23	925	929
Consumers Energy Co.	3.950%	5/15/43	4,150	4,010
Consumers Energy Co.	3.250%	8/15/46	3,375	2,933
Consumers Energy Co.	3.950%	7/15/47	2,900	2,846
Consumers Energy Co.	4.050%	5/15/48	5,070	5,026
Delmarva Power & Light Co.	3.500%	11/15/23	2,175	2,185
Delmarva Power & Light Co.	4.150%	5/15/45	5,025	4,953
Dominion Energy Inc.	2.579%	7/1/20	5,100	5,022
Dominion Energy Inc.	2.000%	8/15/21	5,100	4,896
Dominion Energy Inc.	2.750%	1/15/22	3,825	3,707
Dominion Energy Inc.	2.750%	9/15/22	450	434

Total Bond Market II Index Fund

		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Dominion Energy Inc.	3.900%	10/1/25	3,550	3,522
	Dominion Energy Inc.	2.850%	8/15/26	5,650	5,207
	Dominion Energy Inc.	4.250%	6/1/28	1,850	1,868
	Dominion Energy Inc.	6.300%	3/15/33	2,675	3,177
	Dominion Energy Inc.	5.950%	6/15/35	6,275	7,005
	Dominion Energy Inc.	7.000%	6/15/38	3,550	4,441
	Dominion Energy Inc.	4.900%	8/1/41	5,935	6,057
	Dominion Energy Inc.	4.050%	9/15/42	3,547	3,224
	Dominion Energy Inc.	4.700%	12/1/44	2,375	2,371
5	Dominion Energy Inc.	5.750%	10/1/54	625	621
	DTE Electric Co.	3.450%	10/1/20	6,730	6,754
	DTE Electric Co.	3.650%	3/15/24	2,510	2,543
	DTE Electric Co.	3.375%	3/1/25	150	148
	DTE Electric Co.	4.000%	4/1/43	1,971	1,926
	DTE Electric Co.	3.700%	3/15/45	4,300	3,992
	DTE Electric Co.	3.700%	6/1/46	4,500	4,212
	DTE Electric Co.	3.750%	8/15/47	5,725	5,361
	DTE Energy Co.	3.300%	6/15/22	3,100	3,067
	DTE Energy Co.	3.700%	8/1/23	5,325	5,283
	DTE Energy Co.	3.500%	6/1/24	10,200	10,008
	DTE Energy Co.	2.850%	10/1/26	22,200	20,365
	DTE Energy Co.	3.800%	3/15/27	4,450	4,353
	DTE Energy Co.	6.375%	4/15/33	100	118
	Duke Energy Carolinas LLC	4.300%	6/15/20	2,375	2,418
	Duke Energy Carolinas LLC	3.900%	6/15/21	8,868	9,032
	Duke Energy Carolinas LLC	2.500%	3/15/23	225	218
	Duke Energy Carolinas LLC	3.050%	3/15/23	9,000	8,899
	Duke Energy Carolinas LLC	2.950%	12/1/26	700	672
	Duke Energy Carolinas LLC	6.000%	12/1/28	3,694	4,324
	Duke Energy Carolinas LLC	6.450%	10/15/32	6,575	8,145
	Duke Energy Carolinas LLC	6.100%	6/1/37	5,525	6,701
	Duke Energy Carolinas LLC	6.000%	1/15/38	3,975	4,853
	Duke Energy Carolinas LLC	6.050%	4/15/38	3,675	4,479
	Duke Energy Carolinas LLC	5.300%	2/15/40	5,065	5,762
	Duke Energy Carolinas LLC	4.250%	12/15/41	6,825	6,824
	Duke Energy Carolinas LLC	4.000%	9/30/42	5,725	5,520
	Duke Energy Carolinas LLC	3.750%	6/1/45	2,100	1,925
	Duke Energy Carolinas LLC	3.875%	3/15/46	7,654	7,146
	Duke Energy Carolinas LLC	3.700%	12/1/47	4,725	4,361
	Duke Energy Carolinas LLC	3.950%	3/15/48	3,100	2,975
	Duke Energy Corp.	3.550%	9/15/21	100	100
	Duke Energy Corp.	2.400%	8/15/22	11,385	10,922
	Duke Energy Corp.	3.050%	8/15/22	5,090	4,989
	Duke Energy Corp.	3.950%	10/15/23	1,850	1,869
	Duke Energy Corp.	3.750%	4/15/24	7,025	7,042
	Duke Energy Corp.	2.650%	9/1/26	13,230	12,048
	Duke Energy Corp.	3.150%	8/15/27	9,875	9,236
	Duke Energy Corp.	4.800%	12/15/45	5,066	5,134
	Duke Energy Corp.	3.750%	9/1/46	13,432	11,653
	Duke Energy Florida LLC	3.200%	1/15/27	10,425	10,118
	Duke Energy Florida LLC	3.800%	7/15/28	4,825	4,865
	Duke Energy Florida LLC	6.350%	9/15/37	775	962
	Duke Energy Florida LLC	6.400%	6/15/38	4,975	6,357
	Duke Energy Florida LLC	5.650%	4/1/40	4,100	4,783

Total Bond Market II Index Fund

		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Duke Energy Florida LLC	3.400%	10/1/46	5,465	4,744
	Duke Energy Florida LLC	4.200%	7/15/48	3,550	3,538
5	Duke Energy Florida Project Finance LLC	1.196%	3/1/22	657	652
5	Duke Energy Florida Project Finance LLC	1.731%	9/1/22	1,800	1,739
5	Duke Energy Florida Project Finance LLC	2.538%	9/1/29	3,025	2,802
5	Duke Energy Florida Project Finance LLC	2.858%	3/1/33	1,500	1,379
5	Duke Energy Florida Project Finance LLC	3.112%	9/1/36	2,575	2,253
	Duke Energy Indiana LLC	3.750%	7/15/20	2,275	2,297
	Duke Energy Indiana LLC	6.120%	10/15/35	2,740	3,384
	Duke Energy Indiana LLC	6.350%	8/15/38	3,575	4,511
	Duke Energy Indiana LLC	4.900%	7/15/43	2,450	2,667
	Duke Energy Indiana LLC	3.750%	5/15/46	14,700	13,538
	Duke Energy Ohio Inc.	3.800%	9/1/23	100	102
	Duke Energy Ohio Inc.	3.700%	6/15/46	3,275	3,029
	Duke Energy Progress LLC	3.000%	9/15/21	5,756	5,749
	Duke Energy Progress LLC	2.800%	5/15/22	10,795	10,625
	Duke Energy Progress LLC	3.375%	9/1/23	1,625	1,620
	Duke Energy Progress LLC	3.250%	8/15/25	3,050	2,988
	Duke Energy Progress LLC	3.700%	9/1/28	5,450	5,465
	Duke Energy Progress LLC	6.300%	4/1/38	3,475	4,325
	Duke Energy Progress LLC	4.100%	5/15/42	3,925	3,821
	Duke Energy Progress LLC	4.100%	3/15/43	2,100	2,071
	Duke Energy Progress LLC	4.375%	3/30/44	10,150	10,375
	Duke Energy Progress LLC	4.150%	12/1/44	4,475	4,363
	Duke Energy Progress LLC	4.200%	8/15/45	50	50
	Duke Energy Progress LLC	3.700%	10/15/46	3,500	3,219
	Duke Energy Progress LLC	3.600%	9/15/47	375	331
	Edison International	2.125%	4/15/20	5,975	5,816
	Edison International	2.400%	9/15/22	1,500	1,405
	Edison International	2.950%	3/15/23	7,675	7,225
	Edison International	4.125%	3/15/28	4,700	4,451
	El Paso Electric Co.	6.000%	5/15/35	800	910
	El Paso Electric Co.	5.000%	12/1/44	3,200	3,338
	Emera US Finance LP	2.700%	6/15/21	4,975	4,838
	Emera US Finance LP	3.550%	6/15/26	6,210	5,853
	Emera US Finance LP	4.750%	6/15/46	16,275	15,622
	Enel Americas SA	4.000%	10/25/26	1,100	1,030
	Enel Chile SA	4.875%	6/12/28	7,000	6,973
	Entergy Arkansas Inc.	3.750%	2/15/21	3,350	3,381
	Entergy Arkansas Inc.	3.500%	4/1/26	4,025	3,963
	Entergy Corp.	4.000%	7/15/22	6,150	6,170
	Entergy Corp.	2.950%	9/1/26	6,850	6,321
	Entergy Gulf States Louisiana LLC	5.590%	10/1/24	1,000	1,102
	Entergy Louisiana LLC	4.050%	9/1/23	5,650	5,802
	Entergy Louisiana LLC	5.400%	11/1/24	3,077	3,378
	Entergy Louisiana LLC	2.400%	10/1/26	5,625	5,156
	Entergy Louisiana LLC	3.120%	9/1/27	4,600	4,372
	Entergy Louisiana LLC	3.250%	4/1/28	3,700	3,566
	Entergy Louisiana LLC	3.050%	6/1/31	13,505	12,129
	Entergy Louisiana LLC	4.000%	3/15/33	9,845	9,838
	Entergy Louisiana LLC	4.950%	1/15/45	5,250	5,377
	Entergy Louisiana LLC	4.200%	9/1/48	3,500	3,482
	Entergy Mississippi Inc.	2.850%	6/1/28	8,225	7,608
	Eversource Energy	2.500%	3/15/21	2,000	1,961

Total Bond Market II Index Fund

	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Eversource Energy	2.750%	3/15/22	3,425	3,351
Eversource Energy	3.800%	12/1/23	3,500	3,538
Eversource Energy	2.900%	10/1/24	2,800	2,683
Eversource Energy	3.300%	1/15/28	3,750	3,612
Eversource Energy	4.250%	4/1/29	6,065	6,112
Exelon Corp.	2.850%	6/15/20	1,925	1,905
Exelon Corp.	2.450%	4/15/21	1,000	962
Exelon Corp.	3.497%	6/1/22	3,000	2,932
Exelon Corp.	3.950%	6/15/25	11,550	11,404
Exelon Corp.	3.400%	4/15/26	7,075	6,712
Exelon Corp.	4.950%	6/15/35	5,700	5,757
Exelon Corp.	5.625%	6/15/35	3,775	4,104
Exelon Corp.	5.100%	6/15/45	4,925	5,077
Exelon Corp.	4.450%	4/15/46	7,025	6,703
Exelon Generation Co. LLC	2.950%	1/15/20	5,000	4,961
Exelon Generation Co. LLC	4.000%	10/1/20	4,250	4,260
Exelon Generation Co. LLC	3.400%	3/15/22	6,400	6,299
Exelon Generation Co. LLC	4.250%	6/15/22	4,225	4,270
Exelon Generation Co. LLC	6.250%	10/1/39	3,480	3,658
Exelon Generation Co. LLC	5.750%	10/1/41	5,250	5,356
Exelon Generation Co. LLC	5.600%	6/15/42	9,448	9,171
FirstEnergy Corp.	2.850%	7/15/22	5,601	5,443
FirstEnergy Corp.	4.250%	3/15/23	4,450	4,524
FirstEnergy Corp.	3.900%	7/15/27	11,275	10,919
FirstEnergy Corp.	7.375%	11/15/31	14,122	17,759
FirstEnergy Corp.	4.850%	7/15/47	8,879	8,919
Florida Power & Light Co.	2.750%	6/1/23	2,400	2,349
Florida Power & Light Co.	3.250%	6/1/24	2,800	2,789
Florida Power & Light Co.	5.625%	4/1/34	1,450	1,691
Florida Power & Light Co.	5.650%	2/1/37	3,379	4,000
Florida Power & Light Co.	5.950%	2/1/38	3,250	4,025
Florida Power & Light Co.	5.960%	4/1/39	9,900	12,289
Florida Power & Light Co.	5.250%	2/1/41	975	1,132
Florida Power & Light Co.	4.125%	2/1/42	4,925	4,979
Florida Power & Light Co.	4.050%	6/1/42	4,600	4,592
Florida Power & Light Co.	3.800%	12/15/42	5,335	5,092
Florida Power & Light Co.	4.050%	10/1/44	2,973	2,963
Florida Power & Light Co.	3.950%	3/1/48	7,745	7,586
Florida Power & Light Co.	4.125%	6/1/48	10,000	10,092
Fortis Inc.	2.100%	10/4/21	4,900	4,699
Fortis Inc.	3.055%	10/4/26	26,460	24,165
Georgia Power Co.	2.000%	3/30/20	3,150	3,078
Georgia Power Co.	2.000%	9/8/20	11,850	11,566
Georgia Power Co.	2.400%	4/1/21	2,150	2,106
Georgia Power Co.	2.850%	5/15/22	1,900	1,846
Georgia Power Co.	3.250%	4/1/26	8,250	7,732
Georgia Power Co.	3.250%	3/30/27	3,500	3,230
Georgia Power Co.	4.750%	9/1/40	4,575	4,465
Georgia Power Co.	4.300%	3/15/42	7,815	7,199
Georgia Power Co.	4.300%	3/15/43	5,080	4,643
Gulf Power Co.	3.300%	5/30/27	2,325	2,274
Iberdrola International BV	6.750%	7/15/36	3,735	4,438
Indiana Michigan Power Co.	3.850%	5/15/28	11,000	11,000

Total Bond Market II Index Fund

		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Indiana Michigan Power Co.	6.050%	3/15/37	2,975	3,502
	Indiana Michigan Power Co.	4.550%	3/15/46	1,250	1,277
	Indiana Michigan Power Co.	3.750%	7/1/47	5,100	4,625
	Indiana Michigan Power Co.	4.250%	8/15/48	5,725	5,753
	Interstate Power & Light Co.	3.250%	12/1/24	5,050	4,886
	Interstate Power & Light Co.	4.100%	9/26/28	4,570	4,652
	Interstate Power & Light Co.	6.250%	7/15/39	2,475	3,136
	Interstate Power & Light Co.	3.700%	9/15/46	2,925	2,664
	ITC Holdings Corp.	2.700%	11/15/22	4,445	4,277
	ITC Holdings Corp.	3.650%	6/15/24	3,589	3,570
	ITC Holdings Corp.	3.250%	6/30/26	1,965	1,829
	ITC Holdings Corp.	3.350%	11/15/27	6,485	6,221
	ITC Holdings Corp.	5.300%	7/1/43	5,431	5,935
5	John Sevier Combined Cycle Generation LLC	4.626%	1/15/42	2,825	3,023
	Kansas City Power & Light Co.	3.150%	3/15/23	2,600	2,551
	Kansas City Power & Light Co.	6.050%	11/15/35	125	151
	Kansas City Power & Light Co.	5.300%	10/1/41	4,795	5,351
	Kansas City Power & Light Co.	4.200%	6/15/47	5,500	5,392
	Kansas City Power & Light Co.	4.200%	3/15/48	5,025	4,884
	Kentucky Utilities Co.	3.250%	11/1/20	4,895	4,900
	Kentucky Utilities Co.	5.125%	11/1/40	4,380	4,954
	LG&E & KU Energy LLC	3.750%	11/15/20	1,600	1,606
	Louisville Gas & Electric Co.	3.300%	10/1/25	2,400	2,358
	MidAmerican Energy Co.	3.500%	10/15/24	10,000	10,153
	MidAmerican Energy Co.	3.100%	5/1/27	3,050	2,978
	MidAmerican Energy Co.	6.750%	12/30/31	4,050	5,215
	MidAmerican Energy Co.	5.750%	11/1/35	1,575	1,880
	MidAmerican Energy Co.	5.800%	10/15/36	2,925	3,515
	MidAmerican Energy Co.	4.800%	9/15/43	2,385	2,615
	MidAmerican Energy Co.	4.400%	10/15/44	3,850	4,001
	MidAmerican Energy Co.	4.250%	5/1/46	3,605	3,645
	MidAmerican Energy Co.	3.950%	8/1/47	1,500	1,474
	MidAmerican Energy Co.	3.650%	8/1/48	6,575	6,006
	Mississippi Power Co.	4.250%	3/15/42	4,400	4,086
	National Rural Utilities Cooperative Finance Corp.	2.000%	1/27/20	3,050	3,027
	National Rural Utilities Cooperative Finance Corp.	2.350%	6/15/20	8,975	8,910
	National Rural Utilities Cooperative Finance Corp.	2.300%	11/1/20	4,004	3,957
	National Rural Utilities Cooperative Finance Corp.	2.900%	3/15/21	2,475	2,459
	National Rural Utilities Cooperative Finance Corp.	3.050%	2/15/22	6,510	6,468
	National Rural Utilities Cooperative Finance Corp.	2.400%	4/25/22	3,500	3,414
	National Rural Utilities Cooperative Finance Corp.	2.700%	2/15/23	3,050	2,984
	National Rural Utilities Cooperative Finance Corp.	3.400%	11/15/23	3,350	3,406
	National Rural Utilities Cooperative Finance Corp.	2.950%	2/7/24	6,200	6,097
	National Rural Utilities Cooperative Finance Corp.	2.850%	1/27/25	4,500	4,347

Total Bond Market II Index Fund

		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	National Rural Utilities Cooperative Finance Corp.	3.050%	4/25/27	2,150	2,063
	National Rural Utilities Cooperative Finance Corp.	3.400%	2/7/28	6,175	6,061
	National Rural Utilities Cooperative Finance Corp.	3.900%	11/1/28	3,000	3,067
	National Rural Utilities Cooperative Finance Corp.	8.000%	3/1/32	1,513	2,087
	National Rural Utilities Cooperative Finance Corp.	4.023%	11/1/32	7,378	7,645
5	National Rural Utilities Cooperative Finance Corp.	4.750%	4/30/43	50	47
5	National Rural Utilities Cooperative Finance Corp.	5.250%	4/20/46	2,900	2,840
	Nevada Power Co.	2.750%	4/15/20	5,000	4,985
	Nevada Power Co.	6.650%	4/1/36	965	1,256
	Nevada Power Co.	6.750%	7/1/37	1,475	1,917
	NextEra Energy Capital Holdings Inc.	4.500%	6/1/21	1,835	1,876
	NextEra Energy Capital Holdings Inc.	2.800%	1/15/23	12,780	12,396
	NextEra Energy Capital Holdings Inc.	3.550%	5/1/27	10,000	9,556
5	NextEra Energy Capital Holdings Inc.	4.800%	12/1/77	4,940	4,119
	Northern States Power Co.	2.200%	8/15/20	1,700	1,676
	Northern States Power Co.	2.150%	8/15/22	75	72
	Northern States Power Co.	2.600%	5/15/23	1,280	1,243
	Northern States Power Co.	6.250%	6/1/36	840	1,064
	Northern States Power Co.	6.200%	7/1/37	1,845	2,335
	Northern States Power Co.	5.350%	11/1/39	3,295	3,827
	Northern States Power Co.	3.400%	8/15/42	2,645	2,430
	Northern States Power Co.	4.000%	8/15/45	1,200	1,180
	Northern States Power Co.	3.600%	5/15/46	3,075	2,828
	NorthWestern Corp.	4.176%	11/15/44	2,425	2,442
	NSTAR Electric Co.	2.375%	10/15/22	5,475	5,289
	NSTAR Electric Co.	3.200%	5/15/27	6,000	5,800
	NSTAR Electric Co.	5.500%	3/15/40	3,655	4,238
	NV Energy Inc.	6.250%	11/15/20	9,310	9,761
	Oglethorpe Power Corp.	5.950%	11/1/39	500	560
	Oglethorpe Power Corp.	5.375%	11/1/40	6,720	7,571
	Oglethorpe Power Corp.	5.250%	9/1/50	2,355	2,451
	Ohio Edison Co.	6.875%	7/15/36	3,980	4,951
	Ohio Power Co.	5.375%	10/1/21	5,975	6,319
	Oklahoma Gas & Electric Co.	3.800%	8/15/28	3,500	3,504
	Oklahoma Gas & Electric Co.	4.150%	4/1/47	2,215	2,136
	Oklahoma Gas & Electric Co.	3.850%	8/15/47	3,475	3,192
	Oncor Electric Delivery Co. LLC	4.100%	6/1/22	3,615	3,689
	Oncor Electric Delivery Co. LLC	2.950%	4/1/25	2,975	2,896
10	Oncor Electric Delivery Co. LLC	5.750%	3/15/29	3,200	3,734
	Oncor Electric Delivery Co. LLC	7.000%	5/1/32	4,420	5,691
	Oncor Electric Delivery Co. LLC	7.250%	1/15/33	150	199
	Oncor Electric Delivery Co. LLC	7.500%	9/1/38	2,780	3,892
	Oncor Electric Delivery Co. LLC	5.250%	9/30/40	3,500	3,993
	Oncor Electric Delivery Co. LLC	4.550%	12/1/41	7,540	7,913
	Oncor Electric Delivery Co. LLC	5.300%	6/1/42	3,825	4,448
	Oncor Electric Delivery Co. LLC	3.750%	4/1/45	4,893	4,603
	Oncor Electric Delivery Co. LLC	3.800%	9/30/47	2,650	2,516

Total Bond Market II Index Fund

		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
10	Oncor Electric Delivery Co. LLC	4.100%	11/15/48	1,885	1,881
	Pacific Gas & Electric Co.	3.500%	10/1/20	5,815	5,553
	Pacific Gas & Electric Co.	4.250%	5/15/21	4,400	4,169
	Pacific Gas & Electric Co.	2.450%	8/15/22	6,967	6,131
	Pacific Gas & Electric Co.	3.250%	6/15/23	4,425	3,922
10	Pacific Gas & Electric Co.	4.250%	8/1/23	4,475	4,089
	Pacific Gas & Electric Co.	3.850%	11/15/23	1,200	1,083
	Pacific Gas & Electric Co.	3.750%	2/15/24	3,175	2,814
	Pacific Gas & Electric Co.	3.400%	8/15/24	3,225	2,786
	Pacific Gas & Electric Co.	3.500%	6/15/25	5,575	4,774
	Pacific Gas & Electric Co.	2.950%	3/1/26	4,700	3,842
	Pacific Gas & Electric Co.	3.300%	3/15/27	3,300	2,623
	Pacific Gas & Electric Co.	3.300%	12/1/27	11,150	9,115
	Pacific Gas & Electric Co.	6.050%	3/1/34	24,219	22,433
	Pacific Gas & Electric Co.	5.800%	3/1/37	10,309	9,536
	Pacific Gas & Electric Co.	6.350%	2/15/38	3,875	3,652
	Pacific Gas & Electric Co.	6.250%	3/1/39	5,383	5,020
	Pacific Gas & Electric Co.	4.450%	4/15/42	13,077	10,445
	Pacific Gas & Electric Co.	4.600%	6/15/43	3,826	3,066
	Pacific Gas & Electric Co.	5.125%	11/15/43	2,850	2,465
	Pacific Gas & Electric Co.	4.750%	2/15/44	5,360	4,422
	Pacific Gas & Electric Co.	4.300%	3/15/45	4,950	3,836
	Pacific Gas & Electric Co.	4.250%	3/15/46	5,375	4,166
	Pacific Gas & Electric Co.	4.000%	12/1/46	5,075	3,832
	PacifiCorp	2.950%	2/1/22	5,875	5,826
	PacifiCorp	2.950%	6/1/23	4,807	4,737
	PacifiCorp	3.600%	4/1/24	4,350	4,388
	PacifiCorp	7.700%	11/15/31	985	1,336
	PacifiCorp	5.250%	6/15/35	2,875	3,202
	PacifiCorp	6.100%	8/1/36	2,750	3,318
	PacifiCorp	5.750%	4/1/37	10,900	12,897
	PacifiCorp	6.250%	10/15/37	1,300	1,642
	PacifiCorp	6.350%	7/15/38	2,650	3,363
	PacifiCorp	6.000%	1/15/39	360	440
	PacifiCorp	4.100%	2/1/42	4,450	4,320
	PacifiCorp	4.125%	1/15/49	8,000	7,897
	PECO Energy Co.	2.375%	9/15/22	6,354	6,168
	PECO Energy Co.	5.950%	10/1/36	3,900	4,681
	PECO Energy Co.	4.150%	10/1/44	2,040	2,030
	PECO Energy Co.	3.900%	3/1/48	4,050	3,892
	Pinnacle West Capital Corp.	2.250%	11/30/20	3,200	3,131
	PNM Resources Inc.	3.250%	3/9/21	2,290	2,269
	Potomac Electric Power Co.	3.600%	3/15/24	200	202
	Potomac Electric Power Co.	6.500%	11/15/37	4,118	5,218
	Potomac Electric Power Co.	4.150%	3/15/43	4,200	4,149
	PPL Capital Funding Inc.	4.200%	6/15/22	6,646	6,708
	PPL Capital Funding Inc.	3.500%	12/1/22	490	483
	PPL Capital Funding Inc.	3.400%	6/1/23	10,885	10,641
	PPL Capital Funding Inc.	3.950%	3/15/24	275	273
	PPL Capital Funding Inc.	3.100%	5/15/26	6,500	6,096
	PPL Capital Funding Inc.	4.700%	6/1/43	8,300	8,145
	PPL Capital Funding Inc.	5.000%	3/15/44	4,724	4,750
	PPL Capital Funding Inc.	4.000%	9/15/47	3,425	3,054
	PPL Electric Utilities Corp.	3.000%	9/15/21	3,055	3,047

Total Bond Market II Index Fund

	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
PPL Electric Utilities Corp.	6.250%	5/15/39	1,075	1,347
PPL Electric Utilities Corp.	4.125%	6/15/44	1,825	1,818
PPL Electric Utilities Corp.	4.150%	10/1/45	3,530	3,524
PPL Electric Utilities Corp.	3.950%	6/1/47	3,450	3,335
PPL Electric Utilities Corp.	4.150%	6/15/48	2,795	2,799
Progress Energy Inc.	4.400%	1/15/21	7,617	7,755
Progress Energy Inc.	3.150%	4/1/22	12,800	12,591
Progress Energy Inc.	7.750%	3/1/31	250	330
Progress Energy Inc.	7.000%	10/30/31	2,300	2,927
Progress Energy Inc.	6.000%	12/1/39	6,652	7,963
PSEG Power LLC	5.125%	4/15/20	390	397
PSEG Power LLC	3.000%	6/15/21	1,675	1,643
PSEG Power LLC	3.850%	6/1/23	6,050	6,036
PSEG Power LLC	8.625%	4/15/31	2,725	3,539
Public Service Co. of Colorado	3.200%	11/15/20	6,175	6,182
Public Service Co. of Colorado	3.700%	6/15/28	4,270	4,329
Public Service Co. of Colorado	6.500%	8/1/38	75	97
Public Service Co. of Colorado	3.600%	9/15/42	1,116	1,030
Public Service Co. of Colorado	4.300%	3/15/44	4,575	4,645
Public Service Co. of Colorado	4.100%	6/15/48	3,695	3,638
Public Service Co. of New Hampshire	3.500%	11/1/23	875	880
Public Service Electric & Gas Co.	1.900%	3/15/21	6,575	6,407
Public Service Electric & Gas Co.	2.375%	5/15/23	3,175	3,068
Public Service Electric & Gas Co.	3.000%	5/15/25	1,170	1,135
Public Service Electric & Gas Co.	2.250%	9/15/26	3,055	2,788
Public Service Electric & Gas Co.	3.000%	5/15/27	3,000	2,874
Public Service Electric & Gas Co.	5.800%	5/1/37	875	1,045
Public Service Electric & Gas Co.	3.950%	5/1/42	3,800	3,698
Public Service Electric & Gas Co.	3.650%	9/1/42	650	609
Public Service Electric & Gas Co.	3.800%	3/1/46	9,100	8,668
Public Service Electric & Gas Co.	3.600%	12/1/47	1,375	1,268
Public Service Enterprise Group Inc.	2.650%	11/15/22	4,775	4,601
Puget Energy Inc.	6.500%	12/15/20	5,369	5,637
Puget Energy Inc.	6.000%	9/1/21	3,825	4,050
Puget Energy Inc.	5.625%	7/15/22	3,657	3,863
Puget Energy Inc.	3.650%	5/15/25	4,290	4,160
Puget Sound Energy Inc.	6.274%	3/15/37	3,840	4,880
Puget Sound Energy Inc.	5.757%	10/1/39	5,100	6,089
Puget Sound Energy Inc.	5.795%	3/15/40	1,610	1,920
Puget Sound Energy Inc.	5.638%	4/15/41	925	1,092
Puget Sound Energy Inc.	4.300%	5/20/45	7,375	7,385
Puget Sound Energy Inc.	4.223%	6/15/48	4,875	4,804
San Diego Gas & Electric Co.	3.000%	8/15/21	1,335	1,331
San Diego Gas & Electric Co.	6.000%	6/1/39	2,461	2,961
San Diego Gas & Electric Co.	4.500%	8/15/40	3,970	4,080
San Diego Gas & Electric Co.	3.750%	6/1/47	5,000	4,566
San Diego Gas & Electric Co.	4.150%	5/15/48	5,150	5,013
Sierra Pacific Power Co.	2.600%	5/1/26	3,175	2,959
South Carolina Electric & Gas Co.	3.500%	8/15/21	2,400	2,405
South Carolina Electric & Gas Co.	6.625%	2/1/32	2,525	3,058
South Carolina Electric & Gas Co.	6.050%	1/15/38	7,692	9,074
South Carolina Electric & Gas Co.	5.450%	2/1/41	1,525	1,719
South Carolina Electric & Gas Co.	4.350%	2/1/42	2,500	2,464
South Carolina Electric & Gas Co.	4.600%	6/15/43	5,458	5,546

Total Bond Market II Index Fund

		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	South Carolina Electric & Gas Co.	4.500%	6/1/64	3,115	2,888
	South Carolina Electric & Gas Co.	5.100%	6/1/65	3,800	3,959
	Southern California Edison Co.	2.900%	3/1/21	10,000	9,874
	Southern California Edison Co.	3.875%	6/1/21	3,814	3,846
5	Southern California Edison Co.	1.845%	2/1/22	1,750	1,697
	Southern California Edison Co.	2.400%	2/1/22	2,700	2,613
	Southern California Edison Co.	3.400%	6/1/23	6,250	6,197
	Southern California Edison Co.	3.500%	10/1/23	10,600	10,591
	Southern California Edison Co.	3.700%	8/1/25	2,075	2,059
	Southern California Edison Co.	3.650%	3/1/28	7,000	6,805
	Southern California Edison Co.	6.650%	4/1/29	850	950
	Southern California Edison Co.	6.000%	1/15/34	3,600	4,026
	Southern California Edison Co.	5.750%	4/1/35	800	868
	Southern California Edison Co.	5.350%	7/15/35	4,485	4,722
	Southern California Edison Co.	5.550%	1/15/36	500	531
	Southern California Edison Co.	5.625%	2/1/36	1,875	2,026
	Southern California Edison Co.	5.950%	2/1/38	2,800	3,143
	Southern California Edison Co.	6.050%	3/15/39	1,460	1,680
	Southern California Edison Co.	4.500%	9/1/40	6,882	6,713
	Southern California Edison Co.	4.050%	3/15/42	7,089	6,661
	Southern California Edison Co.	3.900%	3/15/43	2,975	2,721
	Southern California Edison Co.	4.650%	10/1/43	5,575	5,615
	Southern California Edison Co.	3.600%	2/1/45	2,200	1,891
	Southern California Edison Co.	4.000%	4/1/47	5,200	4,762
	Southern California Edison Co.	4.125%	3/1/48	13,570	12,788
	Southern Co.	2.750%	6/15/20	2,450	2,422
	Southern Co.	2.350%	7/1/21	11,100	10,767
	Southern Co.	2.950%	7/1/23	3,200	3,093
	Southern Co.	3.250%	7/1/26	16,355	15,269
	Southern Co.	4.250%	7/1/36	4,245	3,985
	Southern Co.	4.400%	7/1/46	12,255	11,281
5	Southern Co.	5.500%	3/15/57	1,400	1,342
	Southern Power Co.	2.375%	6/1/20	500	492
	Southern Power Co.	2.500%	12/15/21	5,050	4,848
	Southern Power Co.	4.150%	12/1/25	4,525	4,523
	Southern Power Co.	5.150%	9/15/41	6,290	6,272
	Southern Power Co.	5.250%	7/15/43	5,675	5,643
	Southern Power Co.	4.950%	12/15/46	3,475	3,241
	Southwestern Electric Power Co.	2.750%	10/1/26	4,800	4,399
	Southwestern Electric Power Co.	4.100%	9/15/28	5,650	5,665
	Southwestern Electric Power Co.	6.200%	3/15/40	3,025	3,575
	Southwestern Electric Power Co.	3.900%	4/1/45	9,291	8,516
	Southwestern Electric Power Co.	3.850%	2/1/48	3,850	3,429
	Southwestern Public Service Co.	3.300%	6/15/24	200	199
	Southwestern Public Service Co.	4.500%	8/15/41	4,164	4,223
	Southwestern Public Service Co.	3.400%	8/15/46	14,300	12,438
	Southwestern Public Service Co.	3.700%	8/15/47	9,075	8,350
	Tampa Electric Co.	4.100%	6/15/42	1,950	1,895
	Tampa Electric Co.	4.350%	5/15/44	4,500	4,319
	Tampa Electric Co.	4.300%	6/15/48	3,340	3,226
	Tampa Electric Co.	4.450%	6/15/49	5,500	5,399
	TECO Finance Inc.	5.150%	3/15/20	4,862	4,944
	Toledo Edison Co.	6.150%	5/15/37	2,769	3,285
	TransAlta Corp.	4.500%	11/15/22	2,050	1,983

Total Bond Market II Index Fund

	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
TransAlta Corp.	6.500%	3/15/40	2,768	2,558
Tucson Electric Power Co.	3.050%	3/15/25	2,000	1,909
UIL Holdings Corp.	4.625%	10/1/20	4,400	4,476
Union Electric Co.	3.500%	4/15/24	4,365	4,386
Union Electric Co.	2.950%	6/15/27	9,175	8,708
Union Electric Co.	5.300%	8/1/37	3,244	3,665
Union Electric Co.	8.450%	3/15/39	2,300	3,440
Union Electric Co.	3.900%	9/15/42	175	168
Union Electric Co.	3.650%	4/15/45	1,825	1,669
Union Electric Co.	4.000%	4/1/48	3,500	3,388
Virginia Electric & Power Co.	2.950%	1/15/22	2,025	2,003
Virginia Electric & Power Co.	3.450%	9/1/22	10,595	10,616
Virginia Electric & Power Co.	2.750%	3/15/23	6,075	5,931
Virginia Electric & Power Co.	3.450%	2/15/24	5,390	5,395
Virginia Electric & Power Co.	3.100%	5/15/25	3,450	3,361
Virginia Electric & Power Co.	3.150%	1/15/26	8,145	7,857
Virginia Electric & Power Co.	2.950%	11/15/26	3,532	3,349
Virginia Electric & Power Co.	3.500%	3/15/27	6,550	6,405
Virginia Electric & Power Co.	3.800%	4/1/28	6,000	6,006
Virginia Electric & Power Co.	6.000%	1/15/36	2,890	3,428
Virginia Electric & Power Co.	6.000%	5/15/37	4,575	5,516
Virginia Electric & Power Co.	6.350%	11/30/37	3,150	3,970
Virginia Electric & Power Co.	4.000%	1/15/43	18,375	17,605
Virginia Electric & Power Co.	4.650%	8/15/43	425	444
Virginia Electric & Power Co.	4.450%	2/15/44	5,295	5,358
Virginia Electric & Power Co.	4.200%	5/15/45	3,050	2,973
Virginia Electric & Power Co.	4.000%	11/15/46	7,500	7,135
Virginia Electric & Power Co.	3.800%	9/15/47	4,175	3,845
Virginia Electric & Power Co.	4.600%	12/1/48	6,500	6,837
WEC Energy Group Inc.	2.450%	6/15/20	2,075	2,048
WEC Energy Group Inc.	3.375%	6/15/21	4,250	4,228
WEC Energy Group Inc.	3.550%	6/15/25	2,900	2,825
Westar Energy Inc.	2.550%	7/1/26	6,250	5,796
Westar Energy Inc.	3.100%	4/1/27	4,500	4,373
Westar Energy Inc.	4.125%	3/1/42	5,160	5,065
Westar Energy Inc.	4.100%	4/1/43	3,455	3,336
Westar Energy Inc.	4.250%	12/1/45	750	740
Wisconsin Electric Power Co.	5.625%	5/15/33	150	174
Wisconsin Electric Power Co.	5.700%	12/1/36	100	116
Wisconsin Electric Power Co.	4.300%	10/15/48	2,725	2,808
Wisconsin Power & Light Co.	3.050%	10/15/27	2,300	2,204
Wisconsin Power & Light Co.	6.375%	8/15/37	2,150	2,733
Wisconsin Public Service Corp.	3.350%	11/21/21	3,500	3,513
Wisconsin Public Service Corp.	3.671%	12/1/42	2,650	2,406
Wisconsin Public Service Corp.	4.752%	11/1/44	3,675	3,974
Xcel Energy Inc.	4.700%	5/15/20	4,370	4,422
Xcel Energy Inc.	2.400%	3/15/21	3,325	3,261
Xcel Energy Inc.	2.600%	3/15/22	4,250	4,114
Xcel Energy Inc.	3.300%	6/1/25	9,900	9,683
Xcel Energy Inc.	3.350%	12/1/26	3,325	3,200
Xcel Energy Inc.	4.000%	6/15/28	4,000	4,026
Xcel Energy Inc.	6.500%	7/1/36	986	1,244

Total Bond Market II Index Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Natural Gas (0.1%)
	Atmos Energy Corp.	3.000%	6/15/27	5,800	5,542
	Atmos Energy Corp.	5.500%	6/15/41	4,110	4,737
	Atmos Energy Corp.	4.150%	1/15/43	3,435	3,353
	Atmos Energy Corp.	4.125%	10/15/44	5,675	5,546
	CenterPoint Energy Resources Corp.	4.500%	1/15/21	5,061	5,147
	CenterPoint Energy Resources Corp.	3.550%	4/1/23	2,500	2,500
	CenterPoint Energy Resources Corp.	4.000%	4/1/28	2,575	2,558
	CenterPoint Energy Resources Corp.	5.850%	1/15/41	2,575	3,031
	CenterPoint Energy Resources Corp.	4.100%	9/1/47	2,525	2,310
	NiSource Finance Corp.	3.490%	5/15/27	7,350	7,042
	NiSource Finance Corp.	5.950%	6/15/41	10,447	11,745
	Nisource Finance Corp.	5.250%	2/15/43	2,720	2,845
	NiSource Finance Corp.	4.800%	2/15/44	3,300	3,192
	NiSource Finance Corp.	5.650%	2/1/45	767	832
	NiSource Finance Corp.	4.375%	5/15/47	7,375	6,891
	NiSource Inc.	2.650%	11/17/22	4,775	4,601
[10]	NiSource Inc.	3.650%	6/15/23	3,455	3,443
	ONE Gas Inc.	4.658%	2/1/44	1,525	1,620
	Piedmont Natural Gas Co. Inc.	4.650%	8/1/43	1,225	1,252
	Piedmont Natural Gas Co. Inc.	3.640%	11/1/46	4,595	4,017
	Sempra Energy	2.400%	2/1/20	4,500	4,447
	Sempra Energy	2.400%	3/15/20	3,350	3,307
	Sempra Energy	2.850%	11/15/20	4,250	4,185
	Sempra Energy	2.900%	2/1/23	2,625	2,530
	Sempra Energy	4.050%	12/1/23	11,835	11,899
	Sempra Energy	3.750%	11/15/25	12,905	12,445
	Sempra Energy	3.250%	6/15/27	7,595	7,006
	Sempra Energy	3.400%	2/1/28	8,700	7,953
	Sempra Energy	3.800%	2/1/38	9,875	8,504
	Sempra Energy	6.000%	10/15/39	7,250	8,079
	Sempra Energy	4.000%	2/1/48	7,355	6,173
	Southern California Gas Co.	3.150%	9/15/24	4,200	4,209
	Southern California Gas Co.	3.200%	6/15/25	560	550
	Southern California Gas Co.	2.600%	6/15/26	11,376	10,591
	Southern California Gas Co.	3.750%	9/15/42	2,975	2,787
	Southern California Gas Co.	4.125%	6/1/48	5,000	4,986
	Southern California Gas Co.	4.300%	1/15/49	5,000	5,093
	Southern Co. Gas Capital Corp.	3.500%	9/15/21	630	628
	Southern Co. Gas Capital Corp.	3.250%	6/15/26	2,825	2,659
	Southern Co. Gas Capital Corp.	5.875%	3/15/41	5,575	6,337
	Southern Co. Gas Capital Corp.	4.400%	6/1/43	1,000	944
	Southern Co. Gas Capital Corp.	3.950%	10/1/46	4,450	3,866
	Southern Co. Gas Capital Corp.	4.400%	5/30/47	14,695	13,743
	Southwest Gas Corp.	3.700%	4/1/28	2,500	2,483
	Southwest Gas Corp.	3.800%	9/29/46	2,600	2,257
	Washington Gas Light Co.	3.796%	9/15/46	3,550	3,310

	Other Utility (0.0%)
	American Water Capital Corp.	3.850%	3/1/24	5,075	5,148
	American Water Capital Corp.	3.400%	3/1/25	4,500	4,437
	American Water Capital Corp.	2.950%	9/1/27	11,000	10,249
	American Water Capital Corp.	6.593%	10/15/37	6,650	8,388
	American Water Capital Corp.	4.300%	9/1/45	1,025	1,015

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
American Water Capital Corp.	4.000%	12/1/46	600	565
American Water Capital Corp.	3.750%	9/1/47	9,825	8,769
American Water Capital Corp.	4.200%	9/1/48	8,000	7,852
United Utilities plc	6.875%	8/15/28	75	88
Veolia Environnement SA	6.750%	6/1/38	4,225	5,124
				2,965,137
Total Corporate Bonds (Cost $42,617,317)				41,488,536
Sovereign Bonds (4.5%)
African Development Bank	1.375%	2/12/20	5,700	5,624
African Development Bank	1.875%	3/16/20	23,100	22,897
African Development Bank	2.625%	3/22/21	7,375	7,381
African Development Bank	1.250%	7/26/21	10,800	10,438
African Development Bank	2.375%	9/23/21	13,500	13,414
African Development Bank	2.125%	11/16/22	32,000	31,388
African Development Bank	3.000%	9/20/23	12,900	13,065
Agricultural Bank of China Ltd.	2.750%	5/21/20	2,000	1,983
Asian Development Bank	1.750%	1/10/20	17,500	17,358
Asian Development Bank	1.500%	1/22/20	10,400	10,283
Asian Development Bank	1.375%	3/23/20	2,750	2,709
Asian Development Bank	1.625%	5/5/20	92,705	91,522
Asian Development Bank	2.875%	11/27/20	8,800	8,846
Asian Development Bank	2.250%	1/20/21	22,400	22,263
Asian Development Bank	1.625%	3/16/21	8,300	8,137
Asian Development Bank	2.000%	2/16/22	53,650	52,695
Asian Development Bank	1.875%	2/18/22	17,415	17,034
Asian Development Bank	1.875%	8/10/22	6,000	5,850
Asian Development Bank	1.750%	9/13/22	26,115	25,313
Asian Development Bank	2.750%	3/17/23	50,000	50,221
Asian Development Bank	2.000%	1/22/25	10,750	10,311
Asian Development Bank	2.000%	4/24/26	1,700	1,614
Asian Development Bank	2.625%	1/12/27	7,250	7,161
Asian Development Bank	2.375%	8/10/27	5,265	5,085
Asian Development Bank	6.220%	8/15/27	2,175	2,667
Asian Development Bank	2.500%	11/2/27	46,115	44,982
Asian Development Bank	3.125%	9/26/28	15,188	15,546
Canada	2.000%	11/15/22	25,890	25,305
CNOOC Finance 2013 Ltd.	3.000%	5/9/23	15,380	14,861
CNOOC Finance 2015 Australia Pty Ltd.	2.625%	5/5/20	8,000	7,922
CNOOC Finance 2015 USA LLC	3.500%	5/5/25	22,100	21,322
CNOOC Finance 2015 USA LLC	4.375%	5/2/28	30,000	30,619
CNOOC Nexen Finance 2014 ULC	4.250%	4/30/24	15,000	15,224
Corp. Andina de Fomento	3.750%	11/23/23	9,500	9,627
Corp. Andina de Fomento	2.200%	7/18/20	14,000	13,795
Corp. Andina de Fomento	4.375%	6/15/22	41,269	42,707
Corp. Andina de Fomento	2.750%	1/6/23	11,350	11,106
Council Of Europe Development Bank	1.625%	3/10/20	15,500	15,324
Council Of Europe Development Bank	1.625%	3/16/21	4,600	4,505
Council Of Europe Development Bank	2.625%	2/13/23	18,500	18,491
Ecopetrol SA	5.875%	9/18/23	15,725	16,393
Ecopetrol SA	4.125%	1/16/25	16,775	15,936
Ecopetrol SA	5.375%	6/26/26	15,000	15,094
Ecopetrol SA	7.375%	9/18/43	6,000	6,608
Ecopetrol SA	5.875%	5/28/45	12,975	12,197

Total Bond Market II Index Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Emirates Telecommunications Group Co. PJSC	3.500%	6/18/24	5,000	4,875
	Equinor ASA	2.900%	11/8/20	5,060	5,056
	Equinor ASA	2.750%	11/10/21	10,400	10,321
	Equinor ASA	3.150%	1/23/22	4,475	4,465
	Equinor ASA	2.450%	1/17/23	17,667	17,124
	Equinor ASA	2.650%	1/15/24	17,518	16,940
	Equinor ASA	3.700%	3/1/24	9,856	10,014
	Equinor ASA	3.250%	11/10/24	5,900	5,863
	Equinor ASA	7.250%	9/23/27	4,350	5,456
	Equinor ASA	3.625%	9/10/28	9,652	9,627
[10]	Equinor ASA	6.500%	12/1/28	225	270
	Equinor ASA	5.100%	8/17/40	11,100	12,374
	Equinor ASA	4.250%	11/23/41	3,100	3,068
	Equinor ASA	3.950%	5/15/43	2,550	2,460
	Equinor ASA	4.800%	11/8/43	12,295	13,304
	European Bank for Reconstruction & Development	1.500%	3/16/20	10,750	10,606
	European Bank for Reconstruction & Development	2.000%	2/1/21	35,000	34,592
	European Bank for Reconstruction & Development	1.875%	7/15/21	5,200	5,101
	European Bank for Reconstruction & Development	1.500%	11/2/21	11,000	10,672
	European Bank for Reconstruction & Development	1.875%	2/23/22	14,300	13,978
	European Bank for Reconstruction & Development	2.750%	3/7/23	24,750	24,839

	European Investment Bank	1.625%	3/16/20	49,265	48,722
	European Investment Bank	1.750%	5/15/20	40,650	40,183
	European Investment Bank	1.375%	6/15/20	31,675	31,126
	European Investment Bank	1.625%	8/14/20	60,500	59,545
	European Investment Bank	2.875%	9/15/20	17,650	17,721
	European Investment Bank	1.625%	12/15/20	21,280	20,872
	European Investment Bank	4.000%	2/16/21	12,150	12,504
	European Investment Bank	2.000%	3/15/21	42,850	42,331
	European Investment Bank	2.500%	4/15/21	23,700	23,653
	European Investment Bank	2.375%	5/13/21	7,000	6,966
	European Investment Bank	1.625%	6/15/21	8,000	7,818
	European Investment Bank	1.375%	9/15/21	2,000	1,937
	European Investment Bank	2.125%	10/15/21	7,600	7,502
	European Investment Bank	2.875%	12/15/21	31,890	32,129
	European Investment Bank	2.250%	3/15/22	71,650	70,779
	European Investment Bank	2.375%	6/15/22	44,995	44,651
	European Investment Bank	2.250%	8/15/22	14,470	14,287
	European Investment Bank	2.000%	12/15/22	867	847
	European Investment Bank	2.500%	3/15/23	67,300	66,852
	European Investment Bank	2.875%	8/15/23	32,200	32,460
	European Investment Bank	3.125%	12/14/23	12,000	12,236
	European Investment Bank	3.250%	1/29/24	59,480	61,061
	European Investment Bank	1.875%	2/10/25	10,150	9,656
	European Investment Bank	2.125%	4/13/26	26,000	24,891
	European Investment Bank	2.375%	5/24/27	8,000	7,709
	European Investment Bank	4.875%	2/15/36	9,010	11,134
	Export Development Canada	1.625%	1/17/20	5,650	5,596

Total Bond Market II Index Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Export Development Canada	1.625%	6/1/20	6,590	6,494
	Export Development Canada	2.000%	11/30/20	23,335	23,059
	Export Development Canada	1.500%	5/26/21	17,900	17,433
	Export Development Canada	1.375%	10/21/21	18,040	17,438
	Export Development Canada	2.500%	1/24/23	5,250	5,210
	Export Development Canada	2.750%	3/15/23	8,850	8,880
	Export-Import Bank of Korea	5.125%	6/29/20	5,300	5,457
	Export-Import Bank of Korea	2.500%	11/1/20	16,000	15,833
	Export-Import Bank of Korea	4.000%	1/29/21	3,400	3,474
	Export-Import Bank of Korea	2.500%	5/10/21	6,000	5,902
	Export-Import Bank of Korea	4.375%	9/15/21	4,000	4,121
	Export-Import Bank of Korea	1.875%	10/21/21	13,450	12,983
	Export-Import Bank of Korea	3.500%	11/27/21	5,000	5,054
	Export-Import Bank of Korea	2.750%	1/25/22	14,500	14,291
	Export-Import Bank of Korea	5.000%	4/11/22	3,300	3,476
	Export-Import Bank of Korea	3.000%	11/1/22	8,000	7,901
	Export-Import Bank of Korea	3.625%	11/27/23	10,000	10,088
	Export-Import Bank of Korea	4.000%	1/14/24	17,850	18,268
	Export-Import Bank of Korea	2.875%	1/21/25	3,000	2,861
	Export-Import Bank of Korea	3.250%	11/10/25	6,200	6,023
	Export-Import Bank of Korea	2.625%	5/26/26	6,000	5,591
	Export-Import Bank of Korea	3.250%	8/12/26	425	412
[11]	FMS Wertmanagement AoeR	1.750%	1/24/20	20,700	20,517
	FMS Wertmanagement AoeR	1.750%	3/17/20	4,930	4,879
	FMS Wertmanagement AoeR	2.000%	8/1/22	46,500	45,462
	Hydro-Quebec	8.400%	1/15/22	4,215	4,856
	Hydro-Quebec	8.050%	7/7/24	7,240	8,982
	Industrial & Commercial Bank of China Ltd.	2.905%	11/13/20	250	247
	Industrial & Commercial Bank of China Ltd.	2.635%	5/26/21	5,200	5,089
	Industrial & Commercial Bank of China Ltd.	2.957%	11/8/22	6,250	6,114
	Industrial & Commercial Bank of China Ltd.	3.538%	11/8/27	10,212	9,763
	Inter-American Development Bank	3.875%	2/14/20	1,660	1,684
	Inter-American Development Bank	1.625%	5/12/20	38,000	37,503
	Inter-American Development Bank	1.875%	6/16/20	8,900	8,806
	Inter-American Development Bank	2.125%	11/9/20	22,580	22,379
	Inter-American Development Bank	1.875%	3/15/21	1,575	1,553
	Inter-American Development Bank	2.625%	4/19/21	24,089	24,118
	Inter-American Development Bank	2.125%	1/18/22	51,750	51,024
	Inter-American Development Bank	1.750%	4/14/22	25,600	24,913
	Inter-American Development Bank	1.750%	9/14/22	30,850	29,912
	Inter-American Development Bank	3.000%	9/26/22	24,000	24,289
	Inter-American Development Bank	2.500%	1/18/23	47,275	46,990
	Inter-American Development Bank	3.000%	10/4/23	9,050	9,184
	Inter-American Development Bank	3.000%	2/21/24	13,000	13,201
	Inter-American Development Bank	2.125%	1/15/25	14,000	13,543
	Inter-American Development Bank	7.000%	6/15/25	4,575	5,576
	Inter-American Development Bank	2.000%	6/2/26	27,625	26,233
	Inter-American Development Bank	2.375%	7/7/27	28,500	27,492
	Inter-American Development Bank	3.125%	9/18/28	25,000	25,588
	Inter-American Development Bank	3.200%	8/7/42	3,375	3,325
	Inter-American Development Bank	4.375%	1/24/44	4,600	5,544
	International Bank for Reconstruction & Development	1.375%	3/30/20	9,000	8,868

Total Bond Market II Index Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	International Bank for Reconstruction & Development	1.875%	4/21/20	91,000	90,174
	International Bank for Reconstruction & Development	1.625%	9/4/20	23,695	23,316
	International Bank for Reconstruction & Development	2.125%	11/1/20	20,210	20,039
	International Bank for Reconstruction & Development	1.625%	3/9/21	27,150	26,615
	International Bank for Reconstruction & Development	1.375%	5/24/21	34,000	33,065
	International Bank for Reconstruction & Development	2.250%	6/24/21	10,250	10,177
	International Bank for Reconstruction & Development	1.375%	9/20/21	34,810	33,701
	International Bank for Reconstruction & Development	2.125%	12/13/21	15,270	15,083
	International Bank for Reconstruction & Development	2.000%	1/26/22	79,500	78,086
	International Bank for Reconstruction & Development	1.625%	2/10/22	28,425	27,598
	International Bank for Reconstruction & Development	7.625%	1/19/23	19,955	23,723
	International Bank for Reconstruction & Development	1.750%	4/19/23	6,020	5,811
	International Bank for Reconstruction & Development	3.000%	9/27/23	41,368	42,029
	International Bank for Reconstruction & Development	2.500%	11/25/24	34,250	33,850
	International Bank for Reconstruction & Development	2.500%	7/29/25	47,500	46,830
	International Bank for Reconstruction & Development	3.125%	11/20/25	19,620	19,898
	International Bank for Reconstruction & Development	8.875%	3/1/26	450	616
	International Bank for Reconstruction & Development	2.500%	11/22/27	15,000	14,641
	International Bank for Reconstruction & Development	4.750%	2/15/35	2,500	3,038
	International Finance Corp.	1.750%	3/30/20	19,825	19,623
	International Finance Corp.	1.625%	7/16/20	30	30
	International Finance Corp.	2.250%	1/25/21	22,425	22,269
	International Finance Corp.	2.000%	10/24/22	9,604	9,393
	International Finance Corp.	2.875%	7/31/23	13,914	14,048
	International Finance Corp.	2.125%	4/7/26	15,290	14,670
[12]	Japan Bank for International Cooperation	2.250%	2/24/20	15,800	15,713
[12]	Japan Bank for International Cooperation	1.750%	5/28/20	30,280	29,870
[12]	Japan Bank for International Cooperation	2.125%	6/1/20	11,000	10,901
[12]	Japan Bank for International Cooperation	2.125%	7/21/20	11,710	11,586
[12]	Japan Bank for International Cooperation	2.125%	11/16/20	28,890	28,485
[12]	Japan Bank for International Cooperation	1.875%	4/20/21	6,600	6,465
[12]	Japan Bank for International Cooperation	3.125%	7/20/21	3,225	3,251
[12]	Japan Bank for International Cooperation	1.500%	7/21/21	14,000	13,545
[12]	Japan Bank for International Cooperation	2.000%	11/4/21	8,250	8,061
[12]	Japan Bank for International Cooperation	2.500%	6/1/22	2,200	2,172

Total Bond Market II Index Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
[12]	Japan Bank for International Cooperation	2.375%	7/21/22	9,340	9,176
12	Japan Bank for International Cooperation	2.375%	11/16/22	22,180	21,734
12	Japan Bank for International Cooperation	3.250%	7/20/23	6,675	6,766
12	Japan Bank for International Cooperation	3.375%	7/31/23	225	229
12	Japan Bank for International Cooperation	3.375%	10/31/23	18,900	19,277
12	Japan Bank for International Cooperation	3.000%	5/29/24	13,250	13,266
12	Japan Bank for International Cooperation	2.125%	2/10/25	14,500	13,769
12	Japan Bank for International Cooperation	2.375%	4/20/26	1,600	1,525
12	Japan Bank for International Cooperation	2.250%	11/4/26	18,000	16,935
12	Japan Bank for International Cooperation	2.875%	6/1/27	12,000	11,718
12	Japan Bank for International Cooperation	2.875%	7/21/27	7,300	7,131
12	Japan Bank for International Cooperation	2.750%	11/16/27	35,350	34,034
12	Japan Bank for International Cooperation	3.250%	7/20/28	12,150	12,184
12	Japan Bank for International Cooperation	3.500%	10/31/28	16,150	16,506
12	Japan International Cooperation Agency	2.750%	4/27/27	8,400	8,134
12	Japan International Cooperation Agency	3.375%	6/12/28	4,500	4,565
11	KFW	4.000%	1/27/20	5,400	5,479
11	KFW	1.750%	3/31/20	31,700	31,366
11	KFW	1.500%	4/20/20	27,870	27,474
11	KFW	1.625%	5/29/20	60,175	59,354
11	KFW	1.875%	6/30/20	12,000	11,868
11	KFW	2.750%	7/15/20	41,000	41,079
11	KFW	2.750%	9/8/20	20,575	20,625
11	KFW	2.750%	10/1/20	13,950	13,981
11	KFW	1.875%	12/15/20	66,035	65,107
11	KFW	1.625%	3/15/21	1,000	980
11	KFW	2.625%	4/12/21	35,000	35,027
11	KFW	1.500%	6/15/21	35,600	34,685
11	KFW	2.375%	8/25/21	19,590	19,484
11	KFW	1.750%	9/15/21	33,000	32,275
11	KFW	2.000%	11/30/21	14,715	14,466
11	KFW	3.125%	12/15/21	54,665	55,414
11	KFW	2.125%	3/7/22	70,000	68,912
11	KFW	2.125%	6/15/22	41,100	40,436
11	KFW	2.000%	10/4/22	24,875	24,311
11	KFW	2.375%	12/29/22	49,000	48,515
11	KFW	2.125%	1/17/23	23,700	23,219
11	KFW	2.500%	11/20/24	39,500	38,976
11	KFW	2.000%	5/2/25	16,640	15,914
11	KFW	2.875%	4/3/28	18,635	18,724
11	KFW	0.000%	4/18/36	9,385	5,355
11	KFW	0.000%	6/29/37	23,742	12,937
	Korea Development Bank	2.500%	1/13/21	5,000	4,942
	Korea Development Bank	4.625%	11/16/21	9,250	9,609
	Korea Development Bank	2.625%	2/27/22	14,000	13,728
	Korea Development Bank	3.000%	9/14/22	30,250	29,938
	Korea Development Bank	3.375%	3/12/23	24,200	24,234
	Korea Development Bank	2.750%	3/19/23	3,100	3,023
	Korea Development Bank	3.750%	1/22/24	10,350	10,465
	Korea Development Bank	3.000%	1/13/26	1,500	1,433
11	Landwirtschaftliche Rentenbank	2.250%	10/1/21	18,835	18,652
11	Landwirtschaftliche Rentenbank	2.000%	12/6/21	3,345	3,288
11	Landwirtschaftliche Rentenbank	3.125%	11/14/23	5,000	5,094
11	Landwirtschaftliche Rentenbank	2.000%	1/13/25	16,300	15,585

Total Bond Market II Index Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
11	Landwirtschaftliche Rentenbank	2.375%	6/10/25	14,575	14,216
11	Landwirtschaftliche Rentenbank	1.750%	7/27/26	9,095	8,432
11	Landwirtschaftliche Rentenbank	2.500%	11/15/27	22,655	21,992
	Nexen Energy ULC	7.875%	3/15/32	525	715
	Nexen Energy ULC	5.875%	3/10/35	690	796
	Nexen Energy ULC	6.400%	5/15/37	13,400	16,386
	Nexen Energy ULC	7.500%	7/30/39	3,400	4,725
	Nordic Investment Bank	2.500%	4/28/20	4,055	4,050
	Nordic Investment Bank	1.625%	11/20/20	15,600	15,314
	Nordic Investment Bank	2.250%	2/1/21	16,500	16,394
	Nordic Investment Bank	1.250%	8/2/21	5,000	4,830
	Nordic Investment Bank	2.125%	2/1/22	9,000	8,864
	Nordic Investment Bank	2.875%	7/19/23	8,750	8,831
	North American Development Bank	4.375%	2/11/20	975	982
	North American Development Bank	2.400%	10/26/22	3,450	3,372
13	Oesterreichische Kontrollbank AG	1.375%	2/10/20	5,675	5,597
13	Oesterreichische Kontrollbank AG	1.500%	10/21/20	30,000	29,325
13	Oesterreichische Kontrollbank AG	1.875%	1/20/21	10,900	10,733
13	Oesterreichische Kontrollbank AG	2.875%	9/7/21	3,957	3,978
13	Oesterreichische Kontrollbank AG	2.375%	10/1/21	6,450	6,403
13	Oesterreichische Kontrollbank AG	2.875%	3/13/23	3,000	3,020
13	Oesterreichische Kontrollbank AG	3.125%	11/7/23	5,000	5,078
5	Oriental Republic of Uruguay	8.000%	11/18/22	4,855	5,456
5	Oriental Republic of Uruguay	4.500%	8/14/24	13,793	14,070
5	Oriental Republic of Uruguay	4.375%	10/27/27	9,995	10,008
5	Oriental Republic of Uruguay	7.875%	1/15/33	200	262
5	Oriental Republic of Uruguay	7.625%	3/21/36	4,593	5,977
5	Oriental Republic of Uruguay	4.125%	11/20/45	6,579	5,871
5	Oriental Republic of Uruguay	5.100%	6/18/50	26,410	26,047
5	Oriental Republic of Uruguay	4.975%	4/20/55	15,532	14,849
	Petroleos Mexicanos	6.000%	3/5/20	2,227	2,257
	Petroleos Mexicanos	5.500%	1/21/21	18,520	18,506
	Petroleos Mexicanos	6.375%	2/4/21	4,713	4,775
	Petroleos Mexicanos	4.875%	1/24/22	38,957	37,982
	Petroleos Mexicanos	5.375%	3/13/22	20,466	20,215
	Petroleos Mexicanos	3.500%	1/30/23	10,140	9,232
	Petroleos Mexicanos	4.625%	9/21/23	14,312	13,508
	Petroleos Mexicanos	4.875%	1/18/24	8,322	7,770
5	Petroleos Mexicanos	2.290%	2/15/24	825	814
	Petroleos Mexicanos	4.250%	1/15/25	3,000	2,642
	Petroleos Mexicanos	2.378%	4/15/25	1,235	1,216
	Petroleos Mexicanos	4.500%	1/23/26	4,240	3,684
	Petroleos Mexicanos	6.875%	8/4/26	25,833	25,294
	Petroleos Mexicanos	6.500%	3/13/27	82,774	78,216
	Petroleos Mexicanos	5.350%	2/12/28	19,972	17,441
	Petroleos Mexicanos	6.500%	1/23/29	23,325	21,705
	Petroleos Mexicanos	6.625%	6/15/35	11,600	10,192
	Petroleos Mexicanos	6.625%	6/15/38	4,710	4,023
	Petroleos Mexicanos	6.500%	6/2/41	19,025	15,881
	Petroleos Mexicanos	5.500%	6/27/44	5,225	3,962
	Petroleos Mexicanos	6.375%	1/23/45	23,080	18,614
	Petroleos Mexicanos	5.625%	1/23/46	11,226	8,520
	Petroleos Mexicanos	6.750%	9/21/47	58,284	48,439
	Petroleos Mexicanos	6.350%	2/12/48	34,199	27,441

Total Bond Market II Index Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
14	Power Sector Assets & Liabilities Management Corp.	9.625%	5/15/28	1,255	1,699
	Province of Alberta	2.200%	7/26/22	13,000	12,703
	Province of Alberta	3.300%	3/15/28	14,000	14,142
	Province of Alberta Canada	3.350%	11/1/23	17,910	18,264
	Province of British Columbia	2.650%	9/22/21	13,150	13,136
	Province of British Columbia	2.000%	10/23/22	17,150	16,695
	Province of British Columbia	2.250%	6/2/26	1,150	1,099
	Province of British Columbia	7.250%	9/1/36	2,681	3,969
	Province of Manitoba	2.100%	9/6/22	7,100	6,901
	Province of Manitoba	3.050%	5/14/24	4,800	4,820
	Province of Manitoba	2.125%	6/22/26	9,782	9,153
	Province of New Brunswick	2.500%	12/12/22	4,005	3,945
	Province of New Brunswick	3.625%	2/24/28	5,300	5,453
	Province of Nova Scotia	9.125%	5/1/21	1,280	1,455
	Province of Ontario	4.400%	4/14/20	13,260	13,546
	Province of Ontario	2.550%	2/12/21	40,000	39,832
	Province of Ontario	2.500%	9/10/21	16,000	15,864
	Province of Ontario	2.400%	2/8/22	16,000	15,789
	Province of Ontario	2.250%	5/18/22	36,700	35,952
	Province of Ontario	2.450%	6/29/22	1,525	1,503
	Province of Ontario	2.200%	10/3/22	16,725	16,301
	Province of Ontario	3.400%	10/17/23	35,765	36,480
	Province of Ontario	3.200%	5/16/24	10,000	10,115
	Province of Ontario	2.500%	4/27/26	8,000	7,715
	Province of Quebec	3.500%	7/29/20	8,670	8,783
	Province of Quebec	2.750%	8/25/21	13,725	13,729
	Province of Quebec	2.375%	1/31/22	8,000	7,905
	Province of Quebec	2.625%	2/13/23	34,919	34,605
	Province of Quebec	7.125%	2/9/24	3,575	4,246
	Province of Quebec	2.875%	10/16/24	9,400	9,364
	Province of Quebec	2.500%	4/20/26	500	484
	Province of Quebec	2.750%	4/12/27	43,050	41,846
	Province of Quebec	7.500%	9/15/29	11,407	15,726
	Republic of Chile	3.875%	8/5/20	2,700	2,730
	Republic of Chile	3.250%	9/14/21	5,395	5,403
	Republic of Chile	2.250%	10/30/22	3,000	2,893
	Republic of Chile	3.125%	3/27/25	7,330	7,135
	Republic of Chile	3.125%	1/21/26	13,094	12,616
5	Republic of Chile	3.240%	2/6/28	18,410	17,725
	Republic of Chile	3.860%	6/21/47	10,800	10,124
	Republic of Colombia	11.750%	2/25/20	900	988
	Republic of Colombia	4.375%	7/12/21	10,885	11,059
5	Republic of Colombia	2.625%	3/15/23	22,050	20,826
	Republic of Colombia	4.000%	2/26/24	31,233	30,874
	Republic of Colombia	8.125%	5/21/24	1,800	2,114
5	Republic of Colombia	4.500%	1/28/26	23,217	23,205
5	Republic of Colombia	3.875%	4/25/27	13,450	12,893
5	Republic of Colombia	4.500%	3/15/29	10,000	9,875
	Republic of Colombia	10.375%	1/28/33	3,850	5,772
	Republic of Colombia	7.375%	9/18/37	9,600	11,621
	Republic of Colombia	6.125%	1/18/41	22,000	23,948
5	Republic of Colombia	5.625%	2/26/44	21,750	22,403
5	Republic of Colombia	5.000%	6/15/45	42,320	40,151

Total Bond Market II Index Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Republic of Finland	6.950%	2/15/26	1,000	1,228
	Republic of Hungary	6.250%	1/29/20	12,225	12,568
	Republic of Hungary	6.375%	3/29/21	63,925	67,441
	Republic of Hungary	5.375%	2/21/23	36,900	39,114
	Republic of Hungary	5.750%	11/22/23	175	189
	Republic of Hungary	7.625%	3/29/41	4,025	5,666
	Republic of Indonesia	2.950%	1/11/23	12,475	11,922
	Republic of Indonesia	4.450%	2/11/24	2,400	2,416
	Republic of Indonesia	3.500%	1/11/28	7,900	7,327
	Republic of Indonesia	4.100%	4/24/28	7,500	7,315
	Republic of Indonesia	4.750%	2/11/29	5,000	5,057
10	Republic of Indonesia	4.750%	7/18/47	4,400	4,131
	Republic of Indonesia	4.350%	1/11/48	11,200	10,206
	Republic of Indonesia	5.350%	2/11/49	2,300	2,387
	Republic of Italy	6.875%	9/27/23	24,693	26,896
	Republic of Italy	5.375%	6/15/33	16,945	17,760
	Republic of Korea	3.875%	9/11/23	9,300	9,588
	Republic of Korea	5.625%	11/3/25	575	654
	Republic of Korea	2.750%	1/19/27	18,400	17,619
	Republic of Korea	4.125%	6/10/44	900	947
	Republic of Korea	3.875%	9/20/48	4,193	4,259
	Republic of Panama	5.200%	1/30/20	6,655	6,775
5	Republic of Panama	4.000%	9/22/24	5,550	5,597
5	Republic of Panama	3.750%	3/16/25	12,200	12,090
	Republic of Panama	7.125%	1/29/26	9,622	11,301
	Republic of Panama	8.875%	9/30/27	4,176	5,548
5	Republic of Panama	3.875%	3/17/28	12,590	12,395
	Republic of Panama	9.375%	4/1/29	8,380	11,584
5	Republic of Panama	6.700%	1/26/36	20,773	25,322
5	Republic of Panama	4.500%	5/15/47	11,543	11,139
5	Republic of Panama	4.500%	4/16/50	9,868	9,414
5	Republic of Panama	4.300%	4/29/53	5,000	4,662
	Republic of Peru	4.125%	8/25/27	800	829
	Republic of Peru	8.750%	11/21/33	28,118	41,742
5	Republic of Peru	6.550%	3/14/37	10,180	12,883
	Republic of Peru	5.625%	11/18/50	31,133	36,670
	Republic of Poland	5.125%	4/21/21	15,650	16,335
	Republic of Poland	5.000%	3/23/22	29,385	30,974
	Republic of Poland	3.000%	3/17/23	24,675	24,367
	Republic of Poland	4.000%	1/22/24	10,575	10,839
	Republic of Poland	3.250%	4/6/26	12,200	11,986
	Republic of the Philippines	6.500%	1/20/20	625	647
	Republic of the Philippines	4.000%	1/15/21	15,025	15,171
	Republic of the Philippines	4.200%	1/21/24	8,200	8,445
	Republic of the Philippines	9.500%	10/21/24	2,170	2,805
	Republic of the Philippines	10.625%	3/16/25	8,525	11,765
	Republic of the Philippines	5.500%	3/30/26	9,350	10,379
	Republic of the Philippines	3.000%	2/1/28	25,000	23,687
	Republic of the Philippines	9.500%	2/2/30	16,250	24,009
	Republic of the Philippines	7.750%	1/14/31	13,300	17,922
	Republic of the Philippines	6.375%	1/15/32	10,004	12,305
	Republic of the Philippines	6.375%	10/23/34	14,240	17,871
	Republic of the Philippines	5.000%	1/13/37	1,950	2,162
	Republic of the Philippines	3.950%	1/20/40	29,999	29,323

Total Bond Market II Index Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Republic of the Philippines	3.700%	3/1/41	9,733	9,234
	Republic of the Philippines	3.700%	2/2/42	16,288	15,507
10	Sinopec Group Overseas Development 2012 Ltd.	4.875%	5/17/42	450	476
	State of Israel	4.000%	6/30/22	8,200	8,421
	State of Israel	3.150%	6/30/23	2,400	2,397
	State of Israel	2.875%	3/16/26	30,000	28,971
	State of Israel	3.250%	1/17/28	11,800	11,604
	State of Israel	4.500%	1/30/43	7,700	7,999
	State of Israel	4.125%	1/17/48	10,525	10,322
	Svensk Exportkredit AB	1.750%	5/18/20	16,400	16,202
	Svensk Exportkredit AB	1.750%	8/28/20	22,370	22,014
	Svensk Exportkredit AB	2.750%	10/7/20	13,565	13,571
	Svensk Exportkredit AB	1.750%	3/10/21	7,500	7,358
	Svensk Exportkredit AB	2.875%	5/22/21	2,200	2,212
	Svensk Exportkredit AB	3.125%	11/8/21	3,950	4,000
	Svensk Exportkredit AB	2.000%	8/30/22	18,520	17,974
	Svensk Exportkredit AB	2.875%	3/14/23	8,395	8,437
	Syngenta Finance NV	3.125%	3/28/22	9,895	9,430
	United Mexican States	3.625%	3/15/22	52,012	51,448
	United Mexican States	8.000%	9/24/22	360	412
	United Mexican States	4.000%	10/2/23	15,073	15,067
	United Mexican States	3.600%	1/30/25	28,936	27,719
	United Mexican States	4.125%	1/21/26	15,790	15,476
	United Mexican States	4.150%	3/28/27	27,155	26,277
	United Mexican States	3.750%	1/11/28	9,400	8,825
	United Mexican States	8.300%	8/15/31	4,390	5,665
	United Mexican States	7.500%	4/8/33	2,100	2,566
	United Mexican States	6.750%	9/27/34	6,000	6,864
	United Mexican States	6.050%	1/11/40	26,252	27,827
	United Mexican States	4.750%	3/8/44	62,333	56,630
	United Mexican States	5.550%	1/21/45	7,670	7,775
	United Mexican States	4.600%	1/23/46	22,191	19,794
	United Mexican States	4.350%	1/15/47	18,860	16,231
	United Mexican States	4.600%	2/10/48	13,596	12,062
	United Mexican States	5.750%	10/12/10	29,387	27,610
Total Sovereign Bonds (Cost $7,070,008)					6,972,640
Taxable Municipal Bonds (0.7%)
	Alabama Economic Settlement Authority BP Settlement Revenue	3.163%	9/15/25	2,520	2,500
	Alameda County CA Joint Powers Authority Lease Revenue	7.046%	12/1/44	2,105	2,998
	American Municipal Power Ohio Inc. Revenue (Prairie State Energy Campus Project)	7.834%	2/15/41	3,625	5,312
	American Municipal Power Ohio Inc. Revenue (Prairie State Energy Campus Project)	6.053%	2/15/43	400	502
	American Municipal Power Ohio Inc. Revenue (Prairie State Energy Campus Project)	5.939%	2/15/47	6,245	7,836
	American Municipal Power Ohio Inc. Revenue (Prairie State Energy Campus Project)	6.270%	2/15/50	1,115	1,384
	American Municipal Power Ohio Inc. Revenue (Prairie State Energy Campus Project)	7.499%	2/15/50	750	1,080
	American Municipal Power Ohio Inc. Revenue (Prairie State Energy Campus Project)	8.084%	2/15/50	2,850	4,529

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	6.918%	4/1/40	1,635	2,183

Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	6.263%	4/1/49	13,008	17,704

Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	7.043%	4/1/50	2,525	3,588

Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	6.907%	10/1/50	6,940	9,865

California Department of Water Resources Power Supply Revenue	2.000%	5/1/22	8,975	8,717

California GO	2.800%	4/1/21	8,000	7,993
California GO	5.700%	11/1/21	14,805	15,924
California GO	2.367%	4/1/22	9,245	9,110
California GO	3.375%	4/1/25	4,225	4,248
California GO	3.500%	4/1/28	5,500	5,491
California GO	4.500%	4/1/33	8,800	9,212
California GO	7.500%	4/1/34	14,855	20,243
California GO	4.600%	4/1/38	11,425	11,783
California GO	7.550%	4/1/39	17,345	24,848
California GO	7.300%	10/1/39	11,735	16,109
California GO	7.350%	11/1/39	7,350	10,147
California GO	7.625%	3/1/40	14,230	20,261
California GO	7.600%	11/1/40	20,015	29,146
California State University Systemwide Revenue	3.899%	11/1/47	2,325	2,271
Central Puget Sound WA Regional Transit Authority Sales & Use Tax Revenue	5.491%	11/1/39	660	820

Chicago IL GO	7.045%	1/1/29	4,950	5,327
Chicago IL GO	7.375%	1/1/33	2,050	2,254
Chicago IL GO	5.432%	1/1/42	2,500	2,216
Chicago IL GO	6.314%	1/1/44	2,400	2,364
Chicago IL Metropolitan Water Reclamation District GO	5.720%	12/1/38	5,110	6,143

Chicago IL O’Hare International Airport Revenue	6.395%	1/1/40	1,570	2,004
Chicago IL Transit Authority Sales Tax Receipts Revenue	6.200%	12/1/40	2,475	3,006

Chicago IL Transit Authority Transfer Tax Receipts Revenue	6.899%	12/1/40	4,835	6,177

Clark County NV Airport System Revenue	6.881%	7/1/42	650	662
Clark County NV Airport System Revenue	6.820%	7/1/45	3,375	4,807
Commonwealth Financing Authority Pennsylvania Revenue	3.864%	6/1/38	5,050	4,980

Connecticut GO	5.632%	12/1/29	1,610	1,825
Connecticut GO	5.090%	10/1/30	800	862
Connecticut GO	5.850%	3/15/32	9,890	11,315
Cook County IL GO	6.229%	11/15/34	2,695	3,259
Dallas County TX Hospital District Revenue	5.621%	8/15/44	850	1,029
Dallas TX Area Rapid Transit Revenue	5.999%	12/1/44	1,850	2,400
Dallas TX Area Rapid Transit Revenue	5.022%	12/1/48	2,960	3,449
Dallas TX Convention Center Hotel Development Corp. Hotel Revenue	7.088%	1/1/42	6,950	8,939

Dallas TX Independent School District GO	6.450%	2/15/35	1,500	1,602
District of Columbia Income Tax Revenue	5.591%	12/1/34	10,090	11,977
District of Columbia Water & Sewer Authority Public Utility Revenue	4.814%	10/1/14	8,750	9,677

Total Bond Market II Index Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	East Bay CA Municipal Utility District Water System Revenue	5.874%	6/1/40	2,390	3,074
	Florida Board of Administration Finance Corp Revenue	2.638%	7/1/21	5,000	4,980
	Florida Hurricane Catastrophe Fund Finance Corp. Revenue	2.995%	7/1/20	16,150	16,171
	George Washington University District of Columbia GO	4.126%	9/15/48	8,046	8,039
	George Washington University District of Columbia GO	4.300%	9/15/44	1,575	1,648
	George Washington University District of Columbia GO	4.868%	9/15/45	39	44
	Georgia Municipal Electric Power Authority Revenue	6.637%	4/1/57	7,263	7,679
	Georgia Municipal Electric Power Authority Revenue	6.655%	4/1/57	6,688	7,340
	Georgia Municipal Electric Power Authority Revenue	7.055%	4/1/57	5,098	5,726
	Houston TX GO	6.290%	3/1/32	12,085	14,251
	Illinois GO	4.950%	6/1/23	2,125	2,158
	Illinois GO	5.100%	6/1/33	54,770	52,219
	Illinois GO	6.630%	2/1/35	5,475	5,822
	Illinois GO	6.725%	4/1/35	3,550	3,802
	Illinois GO	7.350%	7/1/35	5,800	6,429
	Illinois Toll Highway Authority Revenue	6.184%	1/1/34	4,220	5,296
	JobsOhio Beverage System Statewide Liquor Profits Revenue	3.985%	1/1/29	3,640	3,751
	JobsOhio Beverage System Statewide Liquor Profits Revenue	4.532%	1/1/35	2,285	2,439
	Kansas Department of Transportation Highway Revenue	4.596%	9/1/35	2,750	2,988
	Kansas Development Finance Authority Revenue	4.927%	4/15/45	135	148
15	Kansas Development Finance Authority Revenue (Public Employees Retirement System)	5.501%	5/1/34	2,025	2,309
	Los Angeles CA Community College District GO	6.750%	8/1/49	4,605	6,658
	Los Angeles CA Department of Water & Power Revenue	5.716%	7/1/39	1,650	2,035
	Los Angeles CA Department of Water & Power Revenue	6.166%	7/1/40	600	627
	Los Angeles CA Department of Water & Power Revenue	6.574%	7/1/45	6,555	9,089
	Los Angeles CA Department of Water & Power Revenue	6.603%	7/1/50	735	1,037
	Los Angeles CA Unified School District GO	5.755%	7/1/29	5,195	6,012
	Los Angeles CA Unified School District GO	5.750%	7/1/34	14,920	17,655
	Los Angeles CA Unified School District GO	6.758%	7/1/34	3,225	4,150
	Los Angeles County CA Metropolitan Transportation Authority Sales Tax Revenue	5.735%	6/1/39	6,375	7,682
	Los Angeles County CA Public Works Financing Authority Lease Revenue	7.618%	8/1/40	895	1,307
	Maryland Transportation Authority Facilities Projects Revenue	5.888%	7/1/43	840	1,051

Total Bond Market II Index Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Massachusetts GO	4.200%	12/1/21	8,980	9,199
	Massachusetts GO	4.500%	8/1/31	350	374
	Massachusetts GO	5.456%	12/1/39	5,250	6,361
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.715%	8/15/39	2,780	3,404
	Massachusetts Transportation Fund Revenue	5.731%	6/1/40	3,375	4,116
	Metropolitan Government of Nashville & Davidson County TN Convention Center Authority Tourism Tax Revenue	6.731%	7/1/43	1,540	2,061
	Metropolitan Washington DC/VA Airports Authority Dulles Toll Road Revenue	7.462%	10/1/46	4,625	6,643
	Miami-Dade County FL Aviation Revenue (Miami International Airport)	4.280%	10/1/41	6,155	6,226
	Mississippi GO	5.245%	11/1/34	2,020	2,298
	Missouri Health & Educational Facilities Authority Revenue (Washington University)	3.652%	8/15/57	3,500	3,304
16	New Jersey Economic Development Authority Revenue (State Pension Funding)	7.425%	2/15/29	10,800	13,082

	New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.754%	12/15/28	7,680	8,339
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	6.104%	12/15/28	3,680	3,805
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	6.561%	12/15/40	3,550	4,346
	New Jersey Turnpike Authority Revenue	7.414%	1/1/40	11,010	15,513
	New Jersey Turnpike Authority Revenue	7.102%	1/1/41	16,751	22,883
	New York City NY GO	6.646%	12/1/31	100	106
	New York City NY GO	6.246%	6/1/35	950	989
	New York City NY GO	5.517%	10/1/37	3,225	3,799
	New York City NY GO	6.271%	12/1/37	5,425	6,829
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.750%	6/15/41	580	725
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.790%	6/15/41	4,000	4,144
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.724%	6/15/42	795	995
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.952%	6/15/42	1,000	1,297
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	6.011%	6/15/42	350	452
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	6.282%	6/15/42	2,275	2,405
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.440%	6/15/43	9,580	11,610
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.882%	6/15/44	13,590	17,426
	New York City NY Transitional Finance Authority Future Tax Revenue	5.767%	8/1/36	2,925	3,493
	New York City NY Transitional Finance Authority Future Tax Revenue	5.508%	8/1/37	3,800	4,462
	New York City NY Transitional Finance Authority Future Tax Revenue	5.572%	11/1/38	1,080	1,266
	New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	7.336%	11/15/39	9,600	13,627

Total Bond Market II Index Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	New York Metropolitan Transportation Authority Revenue (Transit Revenue)	5.871%	11/15/39	975	1,158
	New York Metropolitan Transportation Authority Revenue (Transit Revenue)	6.668%	11/15/39	6,360	8,283
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.628%	3/15/39	1,150	1,365
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.600%	3/15/40	3,085	3,737
	New York State Urban Development Corp. Revenue (Personal Income Tax)	5.770%	3/15/39	2,375	2,728
	New York University Hospitals Center Revenue	5.750%	7/1/43	3,100	3,829
	North Texas Tollway Authority System Revenue	6.718%	1/1/49	7,225	9,942
	Ohio State University General Receipts Revenue	4.910%	6/1/40	1,575	1,823
	Ohio State University General Receipts Revenue	3.798%	12/1/46	4,500	4,438
	Ohio State University General Receipts Revenue	4.800%	6/1/11	5,431	5,949
	Ohio Water Development Authority Water Pollution Control Loan Fund Revenue	4.879%	12/1/34	1,100	1,208
	Oregon Department of Transportation Highway User Tax Revenue	5.834%	11/15/34	2,100	2,611
	Oregon GO	5.762%	6/1/23	600	642
	Oregon GO	5.892%	6/1/27	8,130	9,438
15	Oregon School Boards Association GO	5.528%	6/30/28	375	428
	Pennsylvania Public School Building Authority Lease Revenue (School District of Philadelphia)	5.000%	9/15/27	1,947	2,134
	Pennsylvania Turnpike Commission Revenue	5.511%	12/1/45	3,050	3,744
	Port Authority of New York & New Jersey Revenue	6.040%	12/1/29	2,060	2,501
	Port Authority of New York & New Jersey Revenue	5.647%	11/1/40	3,080	3,751
	Port Authority of New York & New Jersey Revenue	5.647%	11/1/40	4,900	5,968
	Port Authority of New York & New Jersey Revenue	4.960%	8/1/46	5,025	5,769
	Port Authority of New York & New Jersey Revenue	5.310%	8/1/46	3,370	3,638
	Port Authority of New York & New Jersey Revenue	4.031%	9/1/48	1,800	1,799
	Port Authority of New York & New Jersey Revenue	4.926%	10/1/51	5,560	6,364
	Port Authority of New York & New Jersey Revenue	4.458%	10/1/62	18,410	18,731
	Port Authority of New York & New Jersey Revenue	4.810%	10/15/65	7,385	8,019
	Port of Morrow OR Transmission Facilities Revenue (Bonneville Cooperation Project)	2.987%	9/1/36	105	93
	President & Fellows of Harvard College Massachusetts GO	4.875%	10/15/40	3,680	4,232
	President & Fellows of Harvard College Massachusetts GO	3.150%	7/15/46	3,800	3,422
	Princeton University New Jersey GO	5.700%	3/1/39	6,600	8,485
	Regents of the University of California Revenue	3.063%	7/1/25	9,060	8,942
	Regional Transportation District of Colorado Sales Tax Revenue	5.844%	11/1/50	1,500	1,982
	Rutgers State University New Jersey Revenue	5.665%	5/1/40	2,900	3,419

Total Bond Market II Index Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Sales Tax Securitization Corp. Illinois Revenue	3.587%	1/1/43	8,400	7,588
	Sales Tax Securitization Corp. Illinois Revenue	3.820%	1/1/48	3,000	2,726
	Salt River Project Arizona Agricultural Improvement & Power District Revenue	4.839%	1/1/41	3,295	3,804

	San Antonio TX Electric & Gas Systems Revenue	5.985%	2/1/39	1,650	2,154
	San Antonio TX Electric & Gas Systems Revenue	5.808%	2/1/41	7,000	8,876
	San Antonio TX Electric & Gas Systems Revenue	4.427%	2/1/42	1,410	1,508
	San Diego County CA Regional Transportation Commission Sales Tax Revenue	5.911%	4/1/48	1,760	2,336
	San Diego County CA Water Authority Revenue	6.138%	5/1/49	6,180	8,101
	San Francisco CA City & County Public Utilities Commission Water Revenue	6.950%	11/1/50	5,795	8,263
	San Jose CA Redevelopment Agency Successor Agency Tax Allocation	3.375%	8/1/34	3,600	3,389
	Santa Clara Valley CA Transportation Authority Sales Tax Revenue	5.876%	4/1/32	3,390	3,993
	South Carolina Public Service Authority Revenue	2.388%	12/1/23	2,000	1,898
	South Carolina Public Service Authority Revenue	6.454%	1/1/50	7,000	8,872
	Texas GO	5.517%	4/1/39	7,690	9,546
	Texas Transportation Commission Revenue	5.178%	4/1/30	3,885	4,413
	Texas Transportation Commission Revenue	4.681%	4/1/40	1,375	1,543
	University of California Regents Medical Center Revenue	6.548%	5/15/48	4,925	6,494
	University of California Regents Medical Center Revenue	6.583%	5/15/49	1,180	1,561
	University of California Revenue	4.601%	5/15/31	8,330	8,944
	University of California Revenue	5.770%	5/15/43	5,790	6,967
	University of California Revenue	5.946%	5/15/45	5,510	6,842
	University of California Revenue	4.858%	5/15/12	8,165	8,571
	University of California Revenue	4.767%	5/15/15	2,975	3,059
	University of North Carolina University System Revenue	3.327%	12/1/36	90	86
	University of Southern California GO	5.250%	10/1/11	1,840	2,155
	University of Texas Permanent University Fund Revenue	3.376%	7/1/47	4,400	3,985
	University of Texas Revenue	3.354%	8/15/47	2,375	2,150
	University of Texas System Revenue Financing System Revenue	6.276%	8/15/41	650	664
	University of Texas System Revenue Financing System Revenue	4.794%	8/15/46	1,700	1,891
	University of Virginia Revenue	4.179%	9/1/17	2,100	2,044
	Utah GO	4.554%	7/1/24	7,680	8,094
	Utah GO	3.539%	7/1/25	4,400	4,505
	Washington GO	5.140%	8/1/40	3,320	3,854
	Wisconsin General Fund Annual Appropriation Revenue	3.154%	5/1/27	3,050	3,007
	Wisconsin General Fund Annual Appropriation Revenue	3.954%	5/1/36	9,400	9,406
15	Wisconsin GO	5.700%	5/1/26	3,020	3,356
Total Taxable Municipal Bonds (Cost $1,015,954)					1,068,490

Total Bond Market II Index Fund

				Market
				Value•
		Coupon	Shares	($000)
Temporary Cash Investment (0.5%)
Money Market Fund (0.5%)
17	Vanguard Market Liquidity Fund (Cost $711,854)	2.530%	7,118,696	711,870
Total Investments (99.4%) (Cost $155,359,237)				153,156,988

				Amount
				($000)
Other Assets and Liabilities (0.6%)
Other Assets
Investment in Vanguard				8,293
Receivables for Investment Securities Sold				2,207,203
Receivables for Accrued Income				979,650
Receivables for Capital Shares Issued				686,899
Other Assets				1,805
Total Other Assets				3,883,850
Liabilities
Payables for Investment Securities Purchased				(2,879,746)
Payables for Capital Shares Redeemed				(17,960)
Payables to Vanguard				(35,973)
Total Liabilities				(2,933,679)
Net Assets (100%)				154,107,159

Total Bond Market II Index Fund

At December 31, 2018, net assets consisted of:

Amount
($000)
Paid-in Capital	157,328,879
Total Distributable Earnings (Loss)	(3,221,720)
Net Assets	154,107,159

Investor Shares – Net Assets
Applicable to 8,799,246,741 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	91,652,612
Net Asset Value Per Share – Investor Shares	$10.42

Institutional Shares – Net Assets
Applicable to 5,995,943,445 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	62,454,547
Net Asset Value Per Share – Institutional Shares	$10.42

•    See Note A in Notes to Financial Statements.

§   Security value determined using significant unobservable inputs.

1   Securities with a value of $5,571,000 have been segregated as collateral for certain open To Be Announced (TBA) transactions.

2   U.S. government-guaranteed.

3   The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.

4   The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.

5   The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.

6   Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of December 31, 2018.

7   Adjustable-rate security based upon 12-month USD LIBOR plus spread.

8   Adjustable-rate security based upon 6-month USD LIBOR plus spread.

9   Adjustable-rate security based upon one-year Constant Maturity Treasury yield plus spread.

10   Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2018, the aggregate value of these securities was $956,399,000, representing 0.6% of net assets.

11   Guaranteed by the Federal Republic of Germany.

12   Guaranteed by the Government of Japan.

13   Guaranteed by the Republic of Austria.

14   Guaranteed by the Republic of the Philippines.

15   Scheduled principal and interest payments are guaranteed by AGM (Assured Guaranty Municipal Corporation).

16   Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.

17   Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

GO—General Obligation Bond.

REIT—Real Estate Investment Trust.

See accompanying Notes, which are an integral part of the Financial Statements.

Total Bond Market II Index Fund

Statement of Operations

Year Ended
December 31, 2018
($000)
Investment Income
Income
Interest[1]	4,423,469
Total Income	4,423,469
Expenses
The Vanguard Group—Note B
Investment Advisory Services	4,825
Management and Administrative—Investor Shares	61,194
Management and Administrative—Institutional Shares	8,495
Marketing and Distribution—Investor Shares	18,591
Marketing and Distribution—Institutional Shares	1,910
Custodian Fees	646
Auditing Fees	218
Shareholders’ Reports—Investor Shares	766
Shareholders’ Reports—Institutional Shares	1
Trustees’ Fees and Expenses	94
Total Expenses	96,740
Net Investment Income	4,326,729
Realized Net Gain (Loss) on Investment Securities Sold[1]	(1,013,441)
Change in Unrealized Appreciation (Depreciation) of Investment Securities[1]	(3,386,639)
Net Increase (Decrease) in Net Assets Resulting from Operations	(73,351)

1   Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $76,233,000, ($365,000), and ($240,000), respectively. Purchases and sales are for temporary cash investment purposes.

See accompanying Notes, which are an integral part of the Financial Statements.

Total Bond Market II Index Fund

Statement of Changes in Net Assets

	Year Ended December 31,
	2018	2017
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	4,326,729	3,211,943
Realized Net Gain (Loss)	(1,013,441)	105,760
Change in Unrealized Appreciation (Depreciation)	(3,386,639)	1,171,807
Net Increase (Decrease) in Net Assets Resulting from Operations	(73,351)	4,489,510
Distributions
Net Investment Income
Investor Shares	(2,561,096)	(1,900,130)
Institutional Shares	(1,765,020)	(1,309,567)
Realized Capital Gain[1]
Investor Shares	(702)	(18,704)
Institutional Shares	(468)	(12,504)
Total Distributions	(4,327,286)	(3,240,905)
Capital Share Transactions
Investor Shares	5,111,918	20,048,922
Institutional Shares	4,913,765	13,171,528
Net Increase (Decrease) from Capital Share Transactions	10,025,683	33,220,450
Total Increase (Decrease)	5,625,046	34,469,055
Net Assets
Beginning of Period	148,482,113	114,013,058
End of Period	154,107,159	148,482,113

1   Includes fiscal 2018 and 2017 short-term gain distributions totaling $0 and $0, respectively. Short-term gain distributions are treated as ordinary income dividends for tax purposes.

See accompanying Notes, which are an integral part of the Financial Statements.

Total Bond Market II Index Fund

Financial Highlights

Investor Shares

For a Share Outstanding			Year Ended December 31,
Throughout Each Period	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$10.72	$10.61	$10.60	$10.84	$10.49
Investment Operations
Net Investment Income	.285 [1]	.259	1.251	.248	.242
Net Realized and Unrealized Gain (Loss) on Investments	(.301)	.112	.022	(.216)	.375
Total from Investment Operations	(.016)	.371	.273	.032	.617
Distributions
Dividends from Net Investment Income	(.284)	(.259)	(.252)	(.248)	(.242)
Distributions from Realized Capital Gains	(.000)[2]	(.002)	(.011)	(.024)	(.025)
Total Distributions	(.284)	(.261)	(.263)	(.272)	(.267)
Net Asset Value, End of Period	$10.42	$10.72	$10.61	$10.60	$10.84

Total Return[3]	-0.10%	3.53%	2.55%	0.28%	5.93%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$91,653	$89,183	$68,381	$55,392	$54,268
Ratio of Total Expenses to Average Net Assets	0.09%	0.09%	0.09%	0.09%	0.10%
Ratio of Net Investment Income to Average Net Assets	2.74%	2.42%	2.31%	2.30%	2.26%
Portfolio Turnover Rate[4]	90%	80%	88%	116%	108%[5]

1   Calculated based on average shares outstanding.

2   Distribution was less than $.001 per share.

3   Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

4   Includes 22%, 26%, 24%, 46%, and 56% attributable to mortgage-dollar-roll activity.

5   Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.

See accompanying Notes, which are an integral part of the Financial Statements.

Total Bond Market II Index Fund

Financial Highlights

Institutional Shares

For a Share Outstanding			Year Ended December 31,
Throughout Each Period	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$10.72	$10.61	$10.60	$10.84	$10.49
Investment Operations
Net Investment Income	.292	1.267	1.259	.256	.248
Net Realized and Unrealized Gain (Loss) on Investments	(.300)	.112	.022	(.216)	.375
Total from Investment Operations	(.008)	.379	.281	.040	.623
Distributions
Dividends from Net Investment Income	(.292)	(.267)	(.260)	(.256)	(.248)
Distributions from Realized Capital Gains	(.000)[2]	(.002)	(.011)	(.024)	(.025)
Total Distributions	(.292)	(.269)	(.271)	(.280)	(.273)
Net Asset Value, End of Period	$10.42	$10.72	$10.61	$10.60	$10.84

Total Return	-0.03%	3.60%	2.62%	0.35%	5.99%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$62,455	$59,299	$45,632	$36,760	$36,485
Ratio of Total Expenses to Average Net Assets	0.02%	0.02%	0.02%	0.02%	0.05%
Ratio of Net Investment Income to Average Net Assets	2.81%	2.49%	2.38%	2.37%	2.31%
Portfolio Turnover Rate[3]	90%	80%	88%	116%	108%[4]

1   Calculated based on average shares outstanding.

2   Distribution was less than $.001 per share.

3   Includes 22%, 26%, 24%, 46%, and 56% attributable to mortgage-dollar-roll activity.

4   Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.

See accompanying Notes, which are an integral part of the Financial Statements.

Total Bond Market II Index Fund

Notes to Financial Statements

Vanguard Total Bond Market II Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund has been established by Vanguard as an investment vehicle for Vanguard funds of funds as well as certain similar trusts and accounts (“eligible investors”). The fund is not available to other investors. Certain of the fund’s investments are in corporate debt instruments; the issuers’ abilities to meet their obligations may be affected by economic developments in their respective industries. The fund offers two classes of shares: Investor Shares and Institutional Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Institutional Shares are designed for investors who meet certain administrative, service, and account-size criteria.

A.      The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. When the fund is a buyer of TBA transactions, it maintains cash or short-term investments in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements.

At December 31, 2018, counterparties had deposited in segregated accounts cash with a value of $402,000 in connection with TBA transactions.

Total Bond Market II Index Fund

3. Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are typically invested in high-quality short-term fixed income securities. The fund forgoes principal and interest paid on the securities sold, and is compensated by interest earned on the proceeds of the sale and by a lower price on the securities to be repurchased. The fund has also entered into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund’s portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased in the Statement of Net Assets.

4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (December 31, 2015–2018), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

5. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes.

6. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $3.1 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The fund had no borrowings outstanding at December 31, 2018, or at any time during the period then ended.

7. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Total Bond Market II Index Fund

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B.      In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Net Assets. All other costs of operations payable to Vanguard are generally settled twice a month.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At December 31, 2018, the fund had contributed to Vanguard capital in the amount of $8,293,000, representing 0.01% of the fund’s net assets and 3.32% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C.      Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Statement of Net Assets.

The following table summarizes the market value of the fund’s investments as of December 31, 2018, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	98,724,008	—
Asset-Backed/Commercial Mortgage-Backed Securities	—	4,181,762	9,682
Corporate Bonds	—	41,488,536	—
Sovereign Bonds	—	6,972,640	—
Taxable Municipal Bonds	—	1,068,490	—
Temporary Cash Investments	711,870	—	—
Total	711,870	152,435,436	9,682

Total Bond Market II Index Fund

D.      Permanent differences between book-basis and tax-basis components of net assets, if any, are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share.

Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to the tax deferral of losses on wash sales. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:

Amount
($000)
Undistributed Ordinary Income	27,043
Undistributed Long-Term Gains	—
Capital Loss Carryforwards (Non-expiring)	(1,015,223)
Net Unrealized Gains (Losses)	(2,202,249)

As of December 31, 2018, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:

Amount
($000)
Tax Cost	155,359,237
Gross Unrealized Appreciation	854,395
Gross Unrealized Depreciation	(3,056,644)
Net Unrealized Appreciation (Depreciation)	(2,202,249)

E.      During the year ended December 31, 2018, the fund purchased $16,545,204,000 of investment securities and sold $11,695,089,000 of investment securities, other than U.S. government securities and temporary cash investments. Purchases and sales of U.S. government securities were $133,153,702,000 and $128,390,560,000, respectively.

Total Bond Market II Index Fund

F.  Capital share transactions for each class of shares were:

	Year Ended December 31,
	2018		2017
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	23,426,764	2,241,968	25,241,025	2,358,534
Issued in Lieu of Cash Distributions	2,561,333	246,590	1,914,901	178,687
Redeemed	(20,876,179)	(2,009,410)	(7,107,004)	(663,041)
Net Increase (Decrease)—Investor Shares	5,111,918	479,148	20,048,922	1,874,180
Institutional Shares
Issued	17,616,748	1,688,890	21,317,171	1,993,650
Issued in Lieu of Cash Distributions	1,765,457	169,972	1,320,446	123,217
Redeemed	(14,468,440)	(1,395,053)	(9,466,089)	(886,223)
Net Increase (Decrease)—Institutional Shares	4,913,765	463,809	13,171,528	1,230,644

G.  Management has determined that no events or transactions occurred subsequent to December 31, 2018, that would require recognition or disclosure in these financial statements.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Vanguard Bond Index Funds and Shareholders of Vanguard Total Bond Market II Index Fund

Opinion on the Financial Statements

We have audited the accompanying statement of net assets of Vanguard Total Bond Market II Index Fund (one of the funds constituting Vanguard Bond Index Funds, referred to hereafter as the “Fund”) as of December 31, 2018, the related statement of operations for the year ended December 31, 2018, the statement of changes in net assets for each of the two years in the period ended December 31, 2018, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2018 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2018, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2018 and the financial highlights for each of the five years in the period ended December 31, 2018 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2018 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

February 14, 2019

We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.

Special 2018 tax information (unaudited) for Vanguard Total Bond Market II Index Fund

This information for the fiscal year ended December 31, 2018, is included pursuant to provisions of the Internal Revenue Code.

The fund distributed $1,170,000 as capital gain dividends (20% rate gain distributions) to shareholders during the fiscal year.

For nonresident alien shareholders, 88.1% of income dividends are interest-related dividends.

BLOOMBERG is a trademark and service mark of Bloomberg Finance L.P. BARCLAYS is a trademark and service mark of Barclays Bank Plc, used under license. Bloomberg Finance L.P. and its affiliates, including Bloomberg Index Services Limited (BISL) (collectively, Bloomberg), or Bloomberg’s licensors, own all proprietary rights in the Bloomberg Barclays U.S. Aggregate Float Adjusted Index (the Index or Bloomberg Barclays Index).

Neither Barclays Bank Plc, Barclays Capital Inc., or any affiliate (collectively Barclays) or Bloomberg is the issuer or producer of the Total Bond Market II Index Fund and neither Bloomberg nor Barclays has any responsibilities, obligations or duties to investors in the Total Bond Market II Index Fund. The Index is licensed for use by The Vanguard Group, Inc. (Vanguard) as the sponsor of the Total Bond Market II Index Fund. Bloomberg and Barclays’ only relationship with Vanguard in respect of the Index is the licensing of the Index, which is determined, composed and calculated by BISL, or any successor thereto, without regard to the Issuer or the Total Bond Market II Index Fund or the owners of the Total Bond Market II Index Fund.

Additionally, Vanguard may for itself execute transaction(s) with Barclays in or relating to the Index in connection with the Total Bond Market II Index Fund. Investors acquire the Total Bond Market II Index Fund from Vanguard and investors neither acquire any interest in the Index nor enter into any relationship of any kind whatsoever with Bloomberg or Barclays upon making an investment in the Total Bond Market II Index Fund. The Total Bond Market II Index Fund is not sponsored, endorsed, sold or promoted by Bloomberg or Barclays. Neither Bloomberg nor Barclays makes any representation or warranty, express or implied regarding the advisability of investing in the Total Bond Market II Index Fund or the advisability of investing in securities generally or the ability of the Index to track corresponding or relative market performance. Neither Bloomberg nor Barclays has passed on the legality or suitability of the Total Bond Market II Index Fund with respect to any person or entity. Neither Bloomberg nor Barclays is responsible for and has not participated in the determination of the timing of, prices at, or quantities of the Total Bond Market II Index Fund to be issued. Neither Bloomberg nor Barclays has any obligation to take the needs of the Issuer or the owners of the Total Bond Market II Index Fund or any other third party into consideration in determining, composing or calculating the Index. Neither Bloomberg nor Barclays has any obligation or liability in connection with administration, marketing or trading of the Total Bond Market II Index Fund.

The licensing agreement between Bloomberg and Barclays is solely for the benefit of Bloomberg and Barclays and not for the benefit of the owners of the Total Bond Market II Index Fund, investors or other third parties. In addition, the licensing agreement between Vanguard and Bloomberg is solely for the benefit of Vanguard and Bloomberg and not for the benefit of the owners of the Total Bond Market II Index Fund, investors or other third parties.

NEITHER BLOOMBERG NOR BARCLAYS SHALL HAVE ANY LIABILITY TO THE ISSUER, INVESTORS OR TO OTHER THIRD PARTIES FOR THE QUALITY, ACCURACY AND/OR COMPLETENESS OF THE BLOOMBERG BARCLAYS INDEX OR ANY DATA INCLUDED THEREIN OR FOR INTERRUPTIONS IN THE DELIVERY OF THE BLOOMBERG BARCLAYS INDEX. NEITHER BLOOMBERG NOR BARCLAYS MAKES ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE ISSUER, THE INVESTORS OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE BLOOMBERG BARCLAYS INDEX OR ANY DATA INCLUDED THEREIN. NEITHER BLOOMBERG NOR BARCLAYS MAKES ANY EXPRESS OR IMPLIED WARRANTIES, AND EACH HEREBY EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE BLOOMBERG BARCLAYS INDEX OR ANY DATA INCLUDED THEREIN. BLOOMBERG RESERVES THE RIGHT TO CHANGE THE METHODS OF CALCULATION OR PUBLICATION, OR TO CEASE THE CALCULATION OR PUBLICATION OF THE BLOOMBERG BARCLAYS INDEX, AND NEITHER BLOOMBERG NOR BARCLAYS SHALL BE LIABLE FOR ANY MISCALCULATION OF OR ANY INCORRECT, DELAYED OR INTERRUPTED PUBLICATION WITH RESPECT TO THE BLOOMBERG BARCLAYS INDEX. NEITHER BLOOMBERG NOR BARCLAYS SHALL BE LIABLE FOR ANY DAMAGES, INCLUDING, WITHOUT LIMITATION, ANY SPECIAL, INDIRECT OR CONSEQUENTIAL DAMAGES, OR ANY LOST PROFITS AND EVEN IF ADVISED OF THE POSSIBILITY OF SUCH, RESULTING FROM THE USE OF THE BLOOMBERG BARCLAYS INDEX OR ANY DATA INCLUDED THEREIN OR WITH RESPECT TO THE TOTAL BOND MARKET II INDEX FUND.

None of the information supplied by Bloomberg or Barclays and used in this publication may be reproduced in any manner without the prior written permission of both Bloomberg and Barclays Capital, the investment banking division of Barclays Bank Plc. Barclays Bank Plc is registered in England No. 1026167. Registered office 1 Churchill Place London E14 5HP.

© 2019 Bloomberg. Used with Permission.

Source: Bloomberg Index Services Limited. Copyright 2019, Bloomberg. All rights reserved.

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The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 212 Vanguard funds.

Information for each trustee and executive officer of the fund appears below. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

Interested Trustees1

F. William McNabb III

Born in 1957. Trustee since July 2009. Principal occupation(s) during the past five years and other experience: chairman of the board (January 2010–present) of Vanguard and of each of the investment companies served by Vanguard, trustee (2009–present) of each of the investment companies served by Vanguard, and director (2008–present) of Vanguard. Chief executive officer and president (2008–2017) of Vanguard and each of the investment companies served by Vanguard, managing director (1995–2008) of Vanguard, and director (1997–2018) of Vanguard Marketing Corporation. Director (2018–present) of UnitedHealth Group.

Mortimer J. Buckley

Born in 1969. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: chief executive officer (January 2018–present) of Vanguard; chief executive officer, president, and trustee (January 2018–present) of each of the investment companies served by Vanguard; president and director (2017–present) of Vanguard; and president (February 2018–present) of Vanguard Marketing Corporation. Chief investment officer (2013–2017), managing director (2002–2017), head of the Retail Investor Group (2006–2012), and chief information officer (2001–2006) of Vanguard. Chairman of the board (2011–2017) of the Children’s Hospital of Philadelphia.

Independent Trustees

Emerson U. Fullwood

Born in 1948. Trustee since January 2008. Principal occupation(s) during the past five years and other experience: executive chief staff and marketing officer for North America and corporate vice president (retired 2008) of Xerox Corporation (document management products and services). Former president of the Worldwide Channels Group, Latin America, and Worldwide Customer Service and executive chief staff officer of Developing Markets of Xerox. Executive in residence and 2009–2010 Distinguished Minett Professor at the Rochester Institute of Technology. Lead director of SPX FLOW, Inc. (multi-industry manufacturing). Director of the University of Rochester Medical Center, the Monroe Community College Foundation, the United Way of Rochester, North Carolina A&T University, and Roberts Wesleyan College. Trustee of the University of Rochester.

Amy Gutmann

Born in 1949. Trustee since June 2006. Principal occupation(s) during the past five years and other experience: president (2004–present) of the University of Pennsylvania. Christopher H. Browne Distinguished Professor of Political Science, School of Arts and Sciences, and professor of communication, Annenberg School for Communication, with secondary faculty appointments in the Department of Philosophy, School of Arts and Sciences, and at the Graduate School of Education, University of Pennsylvania. Trustee of the National Constitution Center.

1   Mr. McNabb and Mr. Buckley are considered “interested persons,” as defined in the Investment Company Act of 1940, because they are officers of the Vanguard funds.

JoAnn Heffernan Heisen

Born in 1950. Trustee since July 1998. Principal occupation(s) during the past five years and other experience: corporate vice president of Johnson & Johnson (pharmaceuticals/medical devices/consumer products) and member of its executive committee (1997–2008). Chief global diversity officer (retired 2008), vice president and chief information officer (1997–2006), controller (1995–1997), treasurer (1991–1995), and assistant treasurer (1989–1991) of Johnson & Johnson. Director of Skytop Lodge Corporation (hotels) and the Robert Wood Johnson Foundation. Member of the advisory board of the Institute for Women’s Leadership at Rutgers University.

F. Joseph Loughrey

Born in 1949. Trustee since October 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2009) and vice chairman of the board (2008–2009) of Cummins Inc. (industrial machinery). Chairman of the board of Hillenbrand, Inc. (specialized consumer services), Oxfam America, and the Lumina Foundation for Education. Director of the V Foundation for Cancer Research. Member of the advisory council for the College of Arts and Letters and chair of the advisory board to the Kellogg Institute for International Studies, both at the University of Notre Dame.

Mark Loughridge

Born in 1953. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: senior vice president and chief financial officer (retired 2013) of IBM (information technology services). Fiduciary member of IBM’s Retirement Plan Committee (2004–2013), senior vice president and general manager (2002–2004) of IBM Global Financing, vice president and controller (1998–2002) of IBM, and a variety of other prior management roles at IBM. Member of the Council on Chicago Booth.

Scott C. Malpass

Born in 1962. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: chief investment officer (1989–present) and vice president (1996–present) of the University of Notre Dame. Assistant professor of finance at the Mendoza College of Business, University of Notre Dame, and member of the Notre Dame 403(b) Investment Committee. Chairman of the board of TIFF Advisory Services, Inc. Member of the board of Catholic Investment Services, Inc. (investment advisors), the board of advisors for Spruceview Capital Partners, and the board of superintendence of the Institute for the Works of Religion.

Deanna Mulligan

Born in 1963. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: president (2010–present) and chief executive officer (2011–present) of The Guardian Life Insurance Company of America. Chief operating officer (2010–2011) and executive vice president (2008–2010) of Individual Life and Disability of The Guardian Life Insurance Company of America. Member of the board of The Guardian Life Insurance Company of America, the American Council of Life Insurers, the Partnership for New York City (business leadership), and the Committee Encouraging Corporate Philanthropy. Trustee of the Economic Club of New York and the Bruce Museum (arts and science). Member of the Advisory Council for the Stanford Graduate School of Business.

André F. Perold

Born in 1952. Trustee since December 2004. Principal occupation(s) during the past five years and other experience: George Gund Professor of Finance and Banking, Emeritus at the Harvard Business School (retired 2011). Chief investment officer and co-managing partner of HighVista Strategies LLC (private investment firm). Overseer of the Museum of Fine Arts Boston.

Sarah Bloom Raskin

Born in 1961. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: deputy secretary (2014–2017) of the United States Department of the Treasury. Governor (2010–2014) of the Federal Reserve Board. Commissioner (2007–2010) of financial regulation for the State of Maryland. Member of the board of directors (2012–2014) of Neighborhood Reinvestment Corporation. Director of i(x) Investments, LLC.

Peter F. Volanakis

Born in 1955. Trustee since July 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2010) of Corning Incorporated (communications equipment) and director of Corning Incorporated (2000–2010) and Dow Corning (2001–2010). Director (2012) of SPX Corporation (multi-industry manufacturing). Overseer of the Amos Tuck School of Business Administration, Dartmouth College (2001–2013). Chairman of the board of trustees of Colby-Sawyer College. Member of the Board of Hypertherm Inc. (industrial cutting systems, software, and consumables).

Executive Officers

Glenn Booraem

Born in 1967. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Investment stewardship officer (2017–present), treasurer (2015–2017), controller (2010–2015), and assistant controller (2001–2010) of each of the investment companies served by Vanguard.

Christine M. Buchanan

Born in 1970. Principal occupation(s) during the past five years and other experience: principal of Vanguard and global head of Fund Administration at Vanguard. Treasurer (2017–present) of each of the investment companies served by Vanguard. Partner (2005–2017) at KPMG LLP (audit, tax, and advisory services).

Brian Dvorak

Born in 1973. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief compliance officer (2017–present) of Vanguard and each of the investment companies served by Vanguard. Assistant vice president (2017–present) of Vanguard Marketing Corporation. Vice president and director of Enterprise Risk Management (2011–2013) at Oppenheimer Funds, Inc.

Thomas J. Higgins

Born in 1957. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief financial officer (2008–present) and treasurer (1998–2008) of each of the investment companies served by Vanguard.

Peter Mahoney

Born in 1974. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Controller (2015–present) of each of the investment companies served by Vanguard. Head of International Fund Services (2008–2014) at Vanguard.

Anne E. Robinson

Born in 1970. Principal occupation(s) during the past five years and other experience: general counsel (2016–present) of Vanguard. Secretary (2016–present) of Vanguard and of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Director and senior vice president (2016–2018) of Vanguard Marketing Corporation. Managing director and general counsel of Global Cards and Consumer Services (2014–2016) at Citigroup. Counsel (2003–2014) at American Express.

Michael Rollings

Born in 1963. Principal occupation(s) during the past five years and other experience: finance director (2017–present) and treasurer (2017) of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Chief financial officer (2016–present) of Vanguard. Director (2016–present) of Vanguard Marketing Corporation. Executive vice president and chief financial officer (2006–2016) of MassMutual Financial Group.

Vanguard Senior Management Team

Joseph Brennan	Chris D. McIsaac
Mortimer J. Buckley	James M. Norris
Gregory Davis	Thomas M. Rampulla
John James	Karin A. Risi
Martha G. King	Anne E. Robinson
John T. Marcante	Michael Rollings

Chairman Emeritus and Senior Advisor

John J. Brennan

Chairman, 1996–2009

Chief Executive Officer and President, 1996–2008

Founder

John C. Bogle

Chairman and Chief Executive Officer, 1974–1996

P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard® > vanguard.com

Fund Information > 800-662-7447

Direct Investor Account Services > 800-662-2739

Institutional Investor Services > 800-523-1036

Text Telephone for People

Who Are Deaf or Hard of Hearing > 800-749-7273

This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.

All comparative mutual fund data are from Lipper, a Thomson Reuters Company, or Morningstar, Inc., unless otherwise noted.

You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or sec.gov.

You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.

© 2019 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q6350 022019

Annual Report | December 31, 2018 Vanguard Inflation-Protected Securities Fund

See the inside front cover for important information about access to your fund’s annual and semiannual shareholder reports.

Important information about access to shareholder reports

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of your fund’s annual and semiannual shareholder reports will no longer be sent to you by mail, unless you specifically request them. Instead, you will be notified by mail each time a report is posted on the website and will be provided with a link to access the report.

If you have already elected to receive shareholder reports electronically, you will not be affected by this change and do not need to take any action. You may elect to receive shareholder reports and other communications from the fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you invest directly with the fund, by calling Vanguard at one of the phone numbers on the back cover of this report or by logging on to vanguard.com.

You may elect to receive paper copies of all future shareholder reports free of charge. If you invest through a financial intermediary, you can contact the intermediary to request that you continue to receive paper copies. If you invest directly with the fund, you can call Vanguard at one of the phone numbers on the back cover of this report or log on to vanguard.com. Your election to receive paper copies will apply to all the funds you hold through an intermediary or directly with Vanguard.

Contents
A Note From Our CEO	1
Your Fund’s Performance at a Glance	2
Advisor’s Report	3
About Your Fund’s Expenses	6
Performance Summary	8
Financial Statements	11

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

A Note From Our CEO

Tim Buckley

Chairman and Chief Executive Officer

Dear Shareholder,

Over the years, I’ve found that prudent investors exhibit a common trait: discipline. No matter how the markets move or what new investing fad hits the headlines, those who stay focused on their goals and tune out the noise are set up for long-term success.

The prime gateway to investing is saving, and you don’t usually become a saver without a healthy dose of discipline. Savers make the decision to sock away part of their income, which means spending less and delaying gratification, no matter how difficult that may be.

Of course, disciplined investing extends beyond diligent saving. The financial markets, in the short term especially, are unpredictable; I have yet to meet the investor who can time them perfectly. It takes discipline to resist the urge to go all-in when markets are frothy or to retreat when things look bleak.

Staying put with your investments is one strategy for handling volatility. Another, rebalancing, requires even more discipline because it means steering your money away from strong performers and toward poorer performers.

Patience—a form of discipline—is also the friend of long-term investors. Higher returns are the potential reward for weathering the market’s turbulence and uncertainty.

It’s important to be prepared for that turbulence, whenever it appears. Don’t panic. Don’t chase returns or look for answers outside the asset classes you trust. And be sure to rebalance periodically, even when there’s turmoil.

Whether you’re a master of self-control, get a boost from technology, or work with a professional advisor, know that discipline is necessary to get the most out of your investment portfolio. And know that Vanguard is with you for the entire ride.

Thank you for your continued loyalty.

Sincerely,

Mortimer J. Buckley

Chairman and Chief Executive Officer

January 17, 2019

1

Your Fund’s Performance at a Glance

•  For the 12 months ended December 31, 2018, Vanguard Inflation-Protected Securities Fund returned –1.49% for Investor Shares, –1.39% for Admiral Shares, and –1.40% for Institutional Shares. Those results were slightly weaker than the –1.26% return of the fund’s benchmark, the Bloomberg Barclays U.S. Treasury Inflation Protected Securities Index.

•  Yields of Treasury Inflation-Protected Securities (TIPS) rose across the maturity spectrum, pushing their prices down and contributing to the fund’s negative returns.

•  Positioning designed to limit interest rate risk detracted from the fund’s performance relative to the index.

•  A measure of expected, annualized inflation over the next five years—based on the yield gap between conventional Treasuries and TIPS—hovered around 2.00% for much of the year but dropped in the fall and ended at 1.64%.

Market Barometer

	Average Annual Total Returns
	Periods Ended December 31, 2018
	One Year	Three Years	Five Years
Stocks
Russell 1000 Index (Large-caps)	-4.78%	9.09%	8.21%
Russell 2000 Index (Small-caps)	-11.01	7.36	4.41
Russell 3000 Index (Broad U.S. market)	-5.24	8.97	7.91
FTSE All-World ex US Index (International)	-14.13	4.58	1.05

Bonds
Bloomberg Barclays U.S. Aggregate Bond Index (Broad taxable market)	0.01%	2.06%	2.52%
Bloomberg Barclays Municipal Bond Index (Broad tax-exempt market)	1.28	2.30	3.82
FTSE Three-Month U.S. Treasury Bill Index	1.86	0.98	0.59

CPI
Consumer Price Index	1.91%	2.03%	1.51%

2

Advisor’s Report

The 12 months ended December 31, 2018, were difficult for investors in the U.S. bond market, with extreme volatility caused by gyrating interest rates, shifting monetary policy expectations, and heightened geopolitical risk. Times were hard for investors in inflation-linked bonds, as falling inflation expectations posed a performance drag on the heels of an economic scare.

Against this backdrop, Vanguard Inflation-Protected Securities Fund returned –1.49% for Investor Shares, while lower-cost Admiral Shares returned –1.39% and Institutional Shares returned –1.40%. The fund lagged its benchmark, the Bloomberg Barclays U.S. Treasury Inflation Protected Securities Index, which returned –1.26%.

Investment environment

The U.S. economy expanded throughout the year, boosted by tax cuts and increased federal government spending. The labor market remained robust: The unemployment rate finished 2018 at 3.9% after dipping to an almost 50-year low in October.

As is typical, U.S. inflation readings were somewhat volatile. Year-over-year increases in the consumer price index (CPI) accelerated during the first seven months of 2018, peaking at 2.9% in July amid modest upturns in both wage gains and oil prices. The index’s rise then slowed markedly between August and December, ending the year at 1.9% thanks in large part to a 30% fourth-quarter drop in crude oil prices.

Two other measures of changes in the prices of goods and services—annualized monthly changes in the CPI and the core personal consumption expenditures index, which excludes volatile food and energy prices—rose above their 2017 levels to hover near the Federal Reserve’s target of 2%.

Facing solid economic growth and modestly faster rates of inflation, the Fed raised its target range for short-term interest rates four times over the year, pushing it a full percentage point higher to 2.25%–2.5%. The Fed also continued trimming the assets on its balance sheet—a second

Yields of U.S. Treasury Inflation-Protected Securities

(Real Yields)

	December 31,	December 31,
Maturity	2017	2018
2 Years	0.25%	1.88%
3 Years	0.19	1.33
5 Years	0.28	0.99
7 Years	0.30	0.93
10 Years	0.42	0.97
20 Years	0.56	1.17
30 Years	0.72	1.21
Source: Bloomberg.

3

way of normalizing credit conditions a decade after the global financial crisis. These actions drove short-term bond yields significantly higher. The yield of the 2-year U.S. Treasury note, for example, finished the year 61 basis points higher at 2.49%. (A basis point is one-hundredth of a percentage point.)

Longer-term yields also rose—though not as much—amid expectations for additional rate hikes, escalating trade tensions between the U.S. and China, among others, and political uncertainties in the United Kingdom and Europe. The yield of the 10-year Treasury note spent most of the year below 3% but surged above that threshold between mid-September and early November. A rush to safe-haven assets at year-end knocked roughly 50 basis points off the bellwether bond’s yield from its peak through December 31. Still, it rose 27 basis points for the year, ending at 2.68%.

The larger increases in shorter-term bond yields sparked a bit of economic anxiety. That’s because they reduced the already modest yield premiums offered by longer-term bonds and raised the possibility of an inverted yield curve, a generally reliable recession warning sign that occurs when short-term yields exceed long-term yields. For example, the yield spread between 2-year and 6-month Treasury notes stood at just 1 basis point on December 31, 2018, down from 35 basis points a year earlier. And the yield advantage that 10-year Treasuries offered over 2-year Treasuries stood at 19 basis points, down from 53 basis points.

Higher interest rates left the broad Treasury market with a 12-month total return of 0.9%. Long-term Treasuries returned –1.8%, but intermediate- and short-term Treasuries gained ground. Government mortgage-backed securities did a little better than Treasuries as a whole. With investors turning more cautious, investment-grade corporate bonds returned –2.5% and their marginal average yields above those of Treasuries widened. Overall, the investment-grade U.S. bond market, as measured by the Bloomberg Barclays U.S. Aggregate Float Adjusted Index, returned –0.1% in 2018.

Management of the portfolio

While the yield curve for conventional Treasury bonds flattened a good deal in 2018, sparking an inversion watch and recession worries, the lower-profile TIPS curve actually inverted over the summer and again, more dramatically, from late November through year-end.

Among other abnormal relationships, the yield of 7-year TIPS topped that of their 10-year counterparts by a single basis point on a number of days over the summer. The same yield gap briefly made 5-year TIPS look more attractive than 7-year issues. After normalizing between late September and late November, the TIPS curve inverted again and stayed that way. This time, in a sign of bearish sentiment, the upside-down yield spreads between the same TIPS pairs grew as large as 5 to 6 basis points.

The inversions in the TIPS yield curve reflected larger increases in shorter-term yields and smaller increases in longer-term yields, as in the conventional Treasury

4

market. For example, the 5-year TIPS yield ended the year at 0.99%, up from 0.28% a year earlier, and the 10-year TIPS yield finished at 0.97%, up from 0.42% 12 months earlier.

The annualized rate of inflation expected by investors, which is implied by the yield differences between conventional Treasuries and TIPS with the same maturities, held fairly steady through the first three quarters of the year. It then dropped alongside the price of oil, knocking down TIPS prices in the process. The annualized pace of inflation expected over the coming five years, for example, slid from more than 2.0% at the beginning of October to 1.5% at year-end.

The combination of rising interest rates and falling inflation expectations drove TIPS to record negative 12-month total returns. Your fund slightly lagged the market, as represented by its benchmark index, because some of our core portfolio-management tactics were whipsawed in the last four months of the year.

Through much of the year we relied largely on expected rates of inflation—our own versus those embedded in market prices— to guide the fund’s positioning. As noted, year-over-year inflation ran fairly high in the spring, close to 3%, and we forecast it easing below 2.5%. But when oil prices plummeted, the fund’s sensitivity to the lower expected rates of inflation rose, as we had been anticipating only a modest deceleration in inflation and inflation expectations.

The Fed clearly became more hawkish in October, with the chairman of its policy-setting Federal Open Market Committee (FOMC) saying there probably would be a need for more rate hikes than the central bank had previously telegraphed and investors were expecting—a position from which the Fed later retreated. Conventional bond yields rose and TIPS yields rose faster, as inflation expectations declined.

Outlook

We expect U.S. economic growth to slow toward a more sustainable level of around 2% in 2019 as fiscal and monetary policy support fade. In contrast to 2018, we don’t expect an upswing in headline inflation. Commodity prices are likely to remain a drag. We also don’t see higher wages feeding into higher inflation, which should keep inflation expectations well-anchored. In our view, U.S. core inflation will remain near the Fed’s target of 2% and potentially weaken a few tenths of a percent by the end of the year as the economy slows.

Given slowing economic growth and a more benign inflation outlook, we expect the FOMC to raise its target for short-term interest rates just once this year. We believe the Fed is nearing the end of this interest rate cycle, and we do not expect a recession any time soon. The risk to this outlook would be the re-emergence of synchronized global growth, which we believe is a low probability in 2019.

Gemma Wright-Casparius, Principal

Vanguard Fixed Income Group

January 24, 2019

5

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

•  Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

•  Based on hypothetical 5% yearly return. This section is intended to help you compare your fund’s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

6

Six Months Ended December 31, 2018
Inflation-Protected Securities Fund	Beginning Account Value 6/30/2018	Ending Account Value 12/31/2018	Expenses Paid During Period
Based on Actual Fund Return
Investor Shares	$1,000.00	$986.08	$1.00
Admiral™ Shares	1,000.00	987.12	0.50
Institutional Shares	1,000.00	986.92	0.35
Based on Hypothetical 5% Yearly Return
Investor Shares	$1,000.00	$1,024.20	$1.02
Admiral Shares	1,000.00	1,024.70	0.51
Institutional Shares	1,000.00	1,024.85	0.36

The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.20% for Investor Shares, 0.10% for Admiral Shares, and 0.07% for Institutional Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (184/365).

7

Inflation-Protected Securities Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: December 31, 2008, Through December 31, 2018

Initial Investment of $10,000

	Average Annual Total Returns
	Periods Ended December 31, 2018
				Final Value
	One	Five	Ten	of a $10,000
	Year	Years	Years	Investment
Inflation-Protected Securities Fund Investor Shares	-1.49%	1.53%	3.41%	$13,979
Bloomberg Barclays U.S. Treasury Inflation Protected Securities Index	-1.26	1.69	3.64	14,302
Bloomberg Barclays U.S. Aggregate Bond Index	0.01	2.52	3.48	14,075

				Final Value
	One	Five	Ten	of a $50,000
	Year	Years	Years	Investment
Inflation-Protected Securities Fund Admiral Shares	-1.39%	1.65%	3.52%	$70,643
Bloomberg Barclays U.S. Treasury Inflation Protected Securities Index	-1.26	1.69	3.64	71,510
Bloomberg Barclays U.S. Aggregate Bond Index	0.01	2.52	3.48	70,373

See Financial Highlights for dividend and capital gains information.

8

Inflation-Protected Securities Fund

	Average Annual Total Returns
	Periods Ended December 31, 2018
				Final Value
	One	Five	Ten	of a $5,000,000
	Year	Years	Years	Investment
Inflation-Protected Securities Fund Institutional Shares	-1.40%	1.68%	3.55%	$7,089,090
Bloomberg Barclays U.S. Treasury Inflation Protected Securities Index	-1.26	1.69	3.64	7,150,993
Bloomberg Barclays U.S. Aggregate Bond Index	0.01	2.52	3.48	7,037,343

9

Inflation-Protected Securities Fund

Sector Diversification

As of December 31, 2018

Treasury/Agency	100.0%

The table reflects the fund’s market exposure. Any holdings in short-term reserves are excluded. The agency and mortgage-backed securities sectors may include issues from government-sponsored enterprises; such issues are generally not backed by the full faith and credit of the U.S. government.

10

Inflation-Protected Securities Fund

Financial Statements

Statement of Net Assets

As of December 31, 2018

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov.

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (98.5%)
U.S. Government Securities (98.5%)
[1]	United States Treasury Inflation Indexed Bonds	0.125%	4/15/20	890,200	939,517
	United States Treasury Inflation Indexed Bonds	1.250%	7/15/20	541,210	626,103
	United States Treasury Inflation Indexed Bonds	1.125%	1/15/21	670,499	771,365
	United States Treasury Inflation Indexed Bonds	0.125%	4/15/21	1,303,500	1,352,574
	United States Treasury Inflation Indexed Bonds	0.625%	7/15/21	732,801	813,222
	United States Treasury Inflation Indexed Bonds	0.125%	1/15/22	937,671	1,016,564
	United States Treasury Inflation Indexed Bonds	0.125%	4/15/22	730,000	734,534
	United States Treasury Inflation Indexed Bonds	0.125%	7/15/22	927,019	990,116
	United States Treasury Inflation Indexed Bonds	0.125%	1/15/23	977,330	1,034,103
	United States Treasury Inflation Indexed Bonds	0.625%	4/15/23	720,000	721,458
	United States Treasury Inflation Indexed Bonds	0.375%	7/15/23	917,936	975,350
	United States Treasury Inflation Indexed Bonds	0.625%	1/15/24	891,256	950,864
	United States Treasury Inflation Indexed Bonds	0.125%	7/15/24	938,771	959,198
	United States Treasury Inflation Indexed Bonds	0.250%	1/15/25	1,005,300	1,027,722
	United States Treasury Inflation Indexed Bonds	2.375%	1/15/25	521,651	756,591
[1]	United States Treasury Inflation Indexed Bonds	0.375%	7/15/25	999,844	1,028,235
	United States Treasury Inflation Indexed Bonds	0.625%	1/15/26	852,522	883,931
	United States Treasury Inflation Indexed Bonds	2.000%	1/15/26	474,727	645,500
	United States Treasury Inflation Indexed Bonds	0.125%	7/15/26	851,304	843,394
	United States Treasury Inflation Indexed Bonds	0.375%	1/15/27	859,439	855,030
	United States Treasury Inflation Indexed Bonds	2.375%	1/15/27	429,047	593,927
	United States Treasury Inflation Indexed Bonds	0.375%	7/15/27	775,000	761,504
	United States Treasury Inflation Indexed Bonds	0.500%	1/15/28	620,000	606,925
	United States Treasury Inflation Indexed Bonds	1.750%	1/15/28	340,866	437,051
	United States Treasury Inflation Indexed Bonds	3.625%	4/15/28	272,575	523,135
	United States Treasury Inflation Indexed Bonds	0.750%	7/15/28	750,000	739,758
	United States Treasury Inflation Indexed Bonds	2.500%	1/15/29	304,170	407,976
	United States Treasury Inflation Indexed Bonds	3.875%	4/15/29	241,242	472,455
	United States Treasury Inflation Indexed Bonds	3.375%	4/15/32	112,029	204,971
	United States Treasury Inflation Indexed Bonds	2.125%	2/15/40	168,656	232,015
	United States Treasury Inflation Indexed Bonds	2.125%	2/15/41	221,258	302,290
	United States Treasury Inflation Indexed Bonds	0.750%	2/15/42	436,145	443,804
	United States Treasury Inflation Indexed Bonds	0.625%	2/15/43	327,755	316,569
	United States Treasury Inflation Indexed Bonds	1.375%	2/15/44	527,735	593,027
	United States Treasury Inflation Indexed Bonds	0.750%	2/15/45	568,400	547,178
	United States Treasury Inflation Indexed Bonds	1.000%	2/15/46	371,802	377,349
	United States Treasury Inflation Indexed Bonds	0.875%	2/15/47	385,100	371,600
	United States Treasury Inflation Indexed Bonds	1.000%	2/15/48	362,000	353,249

11

Inflation-Protected Securities Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
United States Treasury Note/Bond	2.125%	5/15/25	74,000	72,023
United States Treasury Note/Bond	2.000%	8/15/25	80,000	77,138
United States Treasury Note/Bond	2.250%	11/15/25	15,000	14,672
Total U.S. Government and Agency Obligations (Cost $26,650,008)				26,373,987

		Shares
Temporary Cash Investment (0.4%)
Money Market Fund (0.4%)
[2] Vanguard Market Liquidity Fund
(Cost $115,592)	2.530%	1,155,954	115,595

				Notional	Market
	Expiration		Exercise	Amount	Value
	Date	Contracts	Price	($000)	($000)
Options Purchased (0.0%)
Exchange-Traded Options
Put Options
10-Year U.S. Treasury Note
Futures Contracts	2/22/19	1,882	$119.00	223,958	147
Total Options Purchased (Cost $502)					147
Total Investments (98.9%) (Cost $26,766,102)					26,489,729

Amount
($000)
Other Assets and Liabilities (1.1%)
Other Assets
Investment in Vanguard	1,443
Receivables for Investment Securities Sold	477,491
Receivables for Accrued Income	83,165
Receivables for Capital Shares Issued	29,009
Variation Margin Receivable—Futures Contracts	904
Other Assets	173
Total Other Assets	592,185
Liabilities
Payables for Investment Securities Purchased	(166)
Payables for Capital Shares Redeemed	(277,214)
Payables to Vanguard	(20,771)
Variation Margin Payable—Futures Contracts	(2,310)
Options Written, at Value[3]	(3,692)
Other Liabilities	(24)
Total Liabilities	(304,177)
Net Assets (100%)	26,777,737

12

Inflation-Protected Securities Fund

At December 31, 2018, net assets consisted of:

Amount
($000)
Paid-in Capital	27,256,139
Total Distributable Earnings (Loss)	(478,402)
Net Assets	26,777,737

Investor Shares—Net Assets
Applicable to 282,747,759 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	3,525,853
Net Asset Value Per Share—Investor Shares	$12.47

Admiral Shares—Net Assets
Applicable to 558,137,750 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	13,660,925
Net Asset Value Per Share—Admiral Shares	$24.48

Institutional Shares—Net Assets
Applicable to 962,009,620 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	9,590,959
Net Asset Value Per Share—Institutional Shares	$9.97

• See Note A in Notes to Financial Statements.

1 Securities with a value of $14,453,000 have been segregated as initial margin for open futures contracts.

2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

3 Includes premium received of $2,624,000.

13

Inflation-Protected Securities Fund

Derivative Financial Instruments Outstanding as of Period End

Options Written
				Notional	Market
	Expiration		Exercise	Amount	Value
	Date	Contracts	Price	($000)	($000)
Exchange-Traded Options
Call Options
10-Year U.S. Treasury Note Futures Contract	1/25/19	245	$120.50	29,523	(394)
10-Year U.S. Treasury Note Futures Contract	1/25/19	735	121.00	88,935	(873)
10-Year U.S. Treasury Note Futures Contract	2/22/19	490	121.00	59,290	(666)
10-Year U.S. Treasury Note Futures Contract	2/22/19	1,882	122.00	229,604	(1,441)
					(3,374)

Put Options
10-Year U.S. Treasury Note Futures Contract	1/25/19	245	$120.50	29,523	(23)
10-Year U.S. Treasury Note Futures Contract	1/25/19	735	121.00	88,935	(126)
10-Year U.S. Treasury Note Futures Contract	2/22/19	490	121.00	59,290	(169)
					(318)
Total Options Written (Premiums Received $2,624)					(3,692)

Futures Contracts
				($000)
				Value and
		Number of		Unrealized
		Long (Short )	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
2-Year U.S. Treasury Note	March 2019	4,848	1,029,291	3,048
10-Year U.S. Treasury Note	March 2019	685	83,581	213
				3,261

Short Futures Contracts
5-Year U.S. Treasury Note	March 2019	(6,246)	(716,338)	(1,288)
Ultra Long U.S. Treasury Bond	March 2019	(1,425)	(228,935)	(9,267)
				(10,555)
				(7,294)

See accompanying Notes, which are an integral part of the Financial Statements.

14

Inflation-Protected Securities Fund

Statement of Operations

Year Ended
December 31, 2018
($000)
Investment Income
Income
Interest[1]	883,602
Total Income	883,602
Expenses
The Vanguard Group—Note B
Investment Advisory Services	3,425
Management and Administrative—Investor Shares	6,504
Management and Administrative—Admiral Shares	11,096
Management and Administrative—Institutional Shares	5,289
Marketing and Distribution—Investor Shares	621
Marketing and Distribution—Admiral Shares	1,063
Marketing and Distribution—Institutional Shares	274
Custodian Fees	42
Auditing Fees	40
Shareholders’ Reports—Investor Shares	92
Shareholders’ Reports—Admiral Shares	197
Shareholders’ Reports—Institutional Shares	135
Trustees’ Fees and Expenses	20
Total Expenses	28,798
Net Investment Income	854,804
Realized Net Gain (Loss)
Investment Securities Sold[1]	(112,463)
Futures Contracts	(38,855)
Purchased Options	(577)
Written Options	848
Realized Net Gain (Loss)	(151,047)
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	(1,092,307)
Futures Contracts	(2,854)
Purchased Options	(355)
Written Options	(1,304)
Change in Unrealized Appreciation (Depreciation)	(1,096,820)
Net Increase (Decrease) in Net Assets Resulting from Operations	(393,063)

1 Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $6,366,000, ($51,000), and ($10,000), respectively. Purchases and sales are for temporary cash investment purposes.

See accompanying Notes, which are an integral part of the Financial Statements.

15

Inflation-Protected Securities Fund

Statement of Changes in Net Assets

	Year Ended December 31,
	2018	2017
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	854,804	666,225
Realized Net Gain (Loss)	(151,047)	(27,383)
Change in Unrealized Appreciation (Depreciation)	(1,096,820)	121,478
Net Increase (Decrease) in Net Assets Resulting from Operations	(393,063)	760,320
Distributions
Net Investment Income
Investor Shares	(110,279)	(96,588)
Admiral Shares	(431,576)	(329,839)
Institutional Shares	(308,354)	(227,183)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Institutional Shares	—	—
Total Distributions	(850,209)	(653,610)
Capital Share Transactions
Investor Shares	(441,433)	(380,258)
Admiral Shares	375,009	1,662,662
Institutional Shares	523,950	836,653
Net Increase (Decrease) from Capital Share Transactions	457,526	2,119,057
Total Increase (Decrease)	(785,746)	2,225,767
Net Assets
Beginning of Period	27,563,483	25,337,716
End of Period	26,777,737	27,563,483

See accompanying Notes, which are an integral part of the Financial Statements.

16

Inflation-Protected Securities Fund

Financial Highlights

Investor Shares

For a Share Outstanding	Year Ended December 31,
Throughout Each Period	2018		2017	2016	2015	2014
Net Asset Value, Beginning of Period	$13.04		$12.98	$12.84	$13.18	$12.98
Investment Operations
Net Investment Income	.379	1	.310[1]	.263	.098	.224
Net Realized and Unrealized Gain (Loss) on Investments	(.572)		.053	.315	(.339)	.273
Total from Investment Operations	(.193)		.363	.578	(.241)	.497
Distributions
Dividends from Net Investment Income	(.377)		(.303)	(.266)	(.098)	(.281)
Distributions from Realized Capital Gains	—		—	(.017)	(.001)	(.016)
Return of Capital	—		—	(.155)	—	—
Total Distributions	(.377)		(.303)	(.438)	(.099)	(.297)
Net Asset Value, End of Period	$12.47		$13.04	$12.98	$12.84	$13.18

Total Return[2]	-1.49%		2.81%	4.52%	-1.83%	3.83%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,526		$4,139	$4,496	$4,746	$5,604
Ratio of Total Expenses to Average Net Assets	0.20%		0.20%	0.20%	0.20%	0.20%
Ratio of Net Investment Income to Average Net Assets	2.96%		2.38%	1.99%	0.72%	2.01%
Portfolio Turnover Rate	27%		22%	27%[3]	43%[3]	39%[3]

1   Calculated based on average shares outstanding.

2   Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

3   Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.

See accompanying Notes, which are an integral part of the Financial Statements.

17

Inflation-Protected Securities Fund

Financial Highlights

Admiral Shares

For a Share Outstanding	Year Ended December 31,
Throughout Each Period	2018		2017	2016	2015	2014
Net Asset Value, Beginning of Period	$25.60		$25.48	$25.21	$25.87	$25.47
Investment Operations
Net Investment Income	.767	1	.640[1]	.544	.221	.468
Net Realized and Unrealized Gain (Loss) on Investments	(1.122)		.097	.615	(.658)	.544
Total from Investment Operations	(.355)		.737	1.159	(.437)	1.012
Distributions
Dividends from Net Investment Income	(.765)		(.617)	(.541)	(.220)	(.581)
Distributions from Realized Capital Gains	—		—	(.034)	(.003)	(.031)
Return of Capital	—		—	(.314)	—	—
Total Distributions	(.765)		(.617)	(.889)	(.223)	(.612)
Net Asset Value, End of Period	$24.48		$25.60	$25.48	$25.21	$25.87

Total Return[2]	-1.39%		2.91%	4.62%	-1.69%	3.97%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$13,661		$13,917	$12,205	$10,533	$10,778
Ratio of Total Expenses to Average Net Assets	0.10%		0.10%	0.10%	0.10%	0.10%
Ratio of Net Investment Income to Average Net Assets	3.06%		2.48%	2.09%	0.82%	2.11%
Portfolio Turnover Rate	27%		22%	27%[3]	43%[3]	39%[3]

1   Calculated based on average shares outstanding.

2   Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

3   Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.

See accompanying Notes, which are an integral part of the Financial Statements.

18

Inflation-Protected Securities Fund

Financial Highlights

Institutional Shares

For a Share Outstanding Throughout Each Period				Year Ended December 31,
	2018		2017	2016	2015	2014
Net Asset Value, Beginning of Period	$10.43		$10.38	$10.27	$10.54	$10.37
Investment Operations
Net Investment Income	.317	[1]	.263 [1]	.224	.093	.193
Net Realized and Unrealized Gain (Loss)
on Investments	(.462)		.043	.250	(.269)	.229
Total from Investment Operations	(.145)		.306	.474	(.176)	.422
Distributions
Dividends from Net Investment Income	(.315)		(.256)	(.221)	(.093)	(.239)
Distributions from Realized Capital Gains	—		—	(.014)	(.001)	(.013)
Return of Capital	—		—	(.129)	—	—
Total Distributions	(.315)		(.256)	(.364)	(.094)	(.252)
Net Asset Value, End of Period	$9.97		$10.43	$10.38	$10.27	$10.54

Total Return	-1.40%		2.97%	4.63%	-1.67%	4.07%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$9,591		$9,508	$8,637	$7,471	$8,449
Ratio of Total Expenses to Average Net Assets	0.07%		0.07%	0.07%	0.07%	0.07%
Ratio of Net Investment Income to
Average Net Assets	3.09%		2.51%	2.12%	0.85%	2.14%
Portfolio Turnover Rate	27%		22%	27%[2]	43%[2]	39%[2]

1 Calculated based on average shares outstanding.

2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.

See accompanying Notes, which are an integral part of the Financial Statements.

19

Inflation-Protected Securities Fund

Notes to Financial Statements

Vanguard Inflation-Protected Securities Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers three classes of shares: Investor Shares, Admiral Shares, and Institutional Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares and Institutional Shares are designed for investors who meet certain administrative, service, and account-size criteria.

A.      The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Futures and Options: The fund uses futures contracts and options on futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. The primary risk associated with purchasing options is that interest rates move in such a way that the option is out-of-the-money, the position is worthless at expiration, and the fund loses the premium paid. The primary risk associated with writing options is that interest rates move in such a way that the option is in-the-money, the counterparty exercises the option, and the fund loses an amount equal to the market value of the option written less the premium received. Counterparty risk involving futures and exchange-traded options is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures and options on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Statement of Net Assets.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

During the year ended December 31, 2018, the fund’s average investments in long and short futures contracts represented 5% and 3% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.

20

Inflation-Protected Securities Fund

Options on futures contracts are also valued at their quoted daily settlement prices. The premium paid for a purchased option is recorded in the Statement of Net Assets as an asset that is subsequently adjusted daily to the current market value of the option purchased. The premium received for a written option is recorded in the Statement of Net Assets as an asset with an equal liability that is subsequently adjusted daily to the current market value of the option written. Fluctuations in the value of the options are recorded in the Statement of Operations as unrealized appreciation (depreciation) until expired, closed, or exercised, at which time realized gains (losses) are recognized.

During the year ended December 31, 2018, the fund’s average value of investments in options purchased and options written each represented less than 1% of net assets, based on the average market values at each quarter-end during the period.

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (December 31, 2015–2018), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes.

5. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $3.1 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The fund had no borrowings outstanding at December 31, 2018, or at any time during the period then ended.

6. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Inflation adjustments to the face amount of inflation-indexed securities are included in interest income. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

21

Inflation-Protected Securities Fund

B.      In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Net Assets. All other costs of operations payable to Vanguard are generally settled twice a month.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At December 31, 2018, the fund had contributed to Vanguard capital in the amount of $1,443,000, representing 0.01% of the fund’s net assets and 0.58% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C.      Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Statement of Net Assets.

The following table summarizes the market value of the fund’s investments as of December 31, 2018, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	26,373,987	—
Temporary Cash Investments	115,595	—	—
Options Purchased	147	—	—
Options Written	(3,692)	—	—
Futures Contracts—Assets[1]	904	—	—
Futures Contracts—Liabilities[1]	(2,310)	—	—
Total	110,644	26,373,987	—

1 Represents variation margin on the last day of the reporting period.

22

Inflation-Protected Securities Fund

D.      Permanent differences between book-basis and tax-basis components of net assets, if any, are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share.

Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to the tax deferral of losses on wash sales, and the realization of unrealized gains or losses on certain futures contracts and options. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:

Amount
($000)
Undistributed Ordinary Income	8,049
Undistributed Long-Term Gains	—
Capital Loss Carryforwards (Non-expiring)	(191,034)
Net Unrealized Gains (Losses)	(277,441)

As of December 31, 2018, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:

Amount
($000)
Tax Cost	26,763,478
Gross Unrealized Appreciation	410,036
Gross Unrealized Depreciation	(687,477)
Net Unrealized Appreciation (Depreciation)	(277,441)

E.      During the year ended December 31, 2018, the fund purchased $7,541,088,000 of investment securities and sold $7,882,931,000 of investment securities, other than temporary cash investments.

23

Inflation-Protected Securities Fund

F.  Capital share transactions for each class of shares were:

	Year Ended December 31,
	2018		2017
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	575,868	44,981	777,761	59,276
Issued in Lieu of Cash Distributions	102,571	8,120	90,059	6,924
Redeemed	(1,119,872)	(87,692)	(1,248,078)	(95,089)
Net Increase (Decrease)—Investor Shares	(441,433)	(34,591)	(380,258)	(28,889)
Admiral Shares
Issued	3,640,083	144,971	4,169,314	161,824
Issued in Lieu of Cash Distributions	381,317	15,388	287,868	11,277
Redeemed	(3,646,391)	(145,853)	(2,794,520)	(108,430)
Net Increase (Decrease)—Admiral Shares	375,009	14,506	1,662,662	64,671
Institutional Shares
Issued	2,770,435	270,952	2,345,338	223,313
Issued in Lieu of Cash Distributions	291,852	28,912	215,166	20,686
Redeemed	(2,538,337)	(249,678)	(1,723,851)	(164,223)
Net Increase (Decrease)—Institutional Shares	523,950	50,186	836,653	79,776

G. Management has determined that no events or transactions occurred subsequent to December 31, 2018, that would require recognition or disclosure in these financial statements.

24

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Vanguard Bond Index Funds and Shareholders of Vanguard Inflation-Protected Securities Fund

Opinion on the Financial Statements

We have audited the accompanying statement of net assets of Vanguard Inflation-Protected Securities Fund (one of the funds constituting Vanguard Bond Index Funds, referred to hereafter as the “Fund”) as of December 31, 2018, the related statement of operations for the year ended December 31, 2018, the statement of changes in net assets for each of the two years in the period ended December 31, 2018, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2018 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2018, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2018 and the financial highlights for each of the five years in the period ended December 31, 2018 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2018 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

February 14, 2019

We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.

25

Special 2018 tax information (unaudited) for Vanguard Inflation-Protected Securities Fund

This information for the fiscal year ended December 31, 2018, is included pursuant to provisions of the Internal Revenue Code.

For nonresident alien shareholders, 100% of income dividends are interest-related dividends.

26

BLOOMBERG is a trademark and service mark of Bloomberg Finance L.P. BARCLAYS is a trademark and service mark of Barclays Bank Plc, used under license. Bloomberg Finance L.P. and its affiliates, including Bloomberg Index Services Limited (BISL) (collectively, Bloomberg), or Bloomberg’s licensors, own all proprietary rights in the Bloomberg Barclays U.S. Treasury Inflation Protected Securities Index (the Index or Bloomberg Barclays Index).

Neither Barclays Bank Plc, Barclays Capital Inc., or any affiliate (collectively Barclays) or Bloomberg is the issuer or producer of the Inflation-Protected Securities Fund and neither Bloomberg nor Barclays has any responsibilities, obligations or duties to investors in the Inflation-Protected Securities Fund. The Index is licensed for use by The Vanguard Group, Inc. (Vanguard) as the sponsor of the Inflation-Protected Securities Fund. Bloomberg and Barclays’ only relationship with Vanguard in respect of the Index is the licensing of the Index, which is determined, composed and calculated by BISL, or any successor thereto, without regard to the Issuer or the Inflation-Protected Securities Fund or the owners of the Inflation-Protected Securities Fund.

Additionally, Vanguard may for itself execute transaction(s) with Barclays in or relating to the Index in connection with the Inflation-Protected Securities Fund. Investors acquire the Inflation-Protected Securities Fund from Vanguard and investors neither acquire any interest in the Index nor enter into any relationship of any kind whatsoever with Bloomberg or Barclays upon making an investment in the Inflation-Protected Securities Fund. The Inflation-Protected Securities Fund is not sponsored, endorsed, sold or promoted by Bloomberg or Barclays. Neither Bloomberg nor Barclays makes any representation or warranty, express or implied regarding the advisability of investing in the Inflation-Protected Securities Fund or the advisability of investing in securities generally or the ability of the Index to track corresponding or relative market performance. Neither Bloomberg nor Barclays has passed on the legality or suitability of the Inflation-Protected Securities Fund with respect to any person or entity. Neither Bloomberg nor Barclays is responsible for and has not participated in the determination of the timing of, prices at, or quantities of the Inflation-Protected Securities Fund to be issued. Neither Bloomberg nor Barclays has any obligation to take the needs of the Issuer or the owners of the Inflation-Protected Securities Fund or any other third party into consideration in determining, composing or calculating the Index. Neither Bloomberg nor Barclays has any obligation or liability in connection with administration, marketing or trading of the Inflation-Protected Securities Fund.

The licensing agreement between Bloomberg and Barclays is solely for the benefit of Bloomberg and Barclays and not for the benefit of the owners of the Inflation-Protected Securities Fund, investors or other third parties. In addition, the licensing agreement between Vanguard and Bloomberg is solely for the benefit of Vanguard and Bloomberg and not for the benefit of the owners of the Inflation-Protected Securities Fund, investors or other third parties.

27

NEITHER BLOOMBERG NOR BARCLAYS SHALL HAVE ANY LIABILITY TO THE ISSUER, INVESTORS OR TO OTHER THIRD PARTIES FOR THE QUALITY, ACCURACY AND/OR COMPLETENESS OF THE BLOOMBERG BARCLAYS INDEX OR ANY DATA INCLUDED THEREIN OR FOR INTERRUPTIONS IN THE DELIVERY OF THE BLOOMBERG BARCLAYS INDEX. NEITHER BLOOMBERG NOR BARCLAYS MAKES ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE ISSUER, THE INVESTORS OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE BLOOMBERG BARCLAYS INDEX OR ANY DATA INCLUDED THEREIN. NEITHER BLOOMBERG NOR BARCLAYS MAKES ANY EXPRESS OR IMPLIED WARRANTIES, AND EACH HEREBY EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE BLOOMBERG BARCLAYS INDEX OR ANY DATA INCLUDED THEREIN. BLOOMBERG RESERVES THE RIGHT TO CHANGE THE METHODS OF CALCULATION OR PUBLICATION, OR TO CEASE THE CALCULATION OR PUBLICATION OF THE BLOOMBERG BARCLAYS INDEX, AND NEITHER BLOOMBERG NOR BARCLAYS SHALL BE LIABLE FOR ANY MISCALCULATION OF OR ANY INCORRECT, DELAYED OR INTERRUPTED PUBLICATION WITH RESPECT TO THE BLOOMBERG BARCLAYS INDEX. NEITHER BLOOMBERG NOR BARCLAYS SHALL BE LIABLE FOR ANY DAMAGES, INCLUDING, WITHOUT LIMITATION, ANY SPECIAL, INDIRECT OR CONSEQUENTIAL DAMAGES, OR ANY LOST PROFITS AND EVEN IF ADVISED OF THE POSSIBILITY OF SUCH, RESULTING FROM THE USE OF THE BLOOMBERG BARCLAYS INDEX OR ANY DATA INCLUDED THEREIN OR WITH RESPECT TO THE INFLATION-PROTECTED SECURITIES FUND.

None of the information supplied by Bloomberg or Barclays and used in this publication may be reproduced in any manner without the prior written permission of both Bloomberg and Barclays Capital, the investment banking division of Barclays Bank Plc. Barclays Bank Plc is registered in England No. 1026167. Registered office 1 Churchill Place London E14 5HP.

© 2019 Bloomberg. Used with Permission.

Source: Bloomberg Index Services Limited. Copyright 2019, Bloomberg. All rights reserved.

28

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The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 212 Vanguard funds.

Information for each trustee and executive officer of the fund appears below. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

Interested Trustees1

F. William McNabb III

Born in 1957. Trustee since July 2009. Principal occupation(s) during the past five years and other experience: chairman of the board (January 2010–present) of Vanguard and of each of the investment companies served by Vanguard, trustee (2009–present) of each of the investment companies served by Vanguard, and director (2008–present) of Vanguard. Chief executive officer and president (2008–2017) of Vanguard and each of the investment companies served by Vanguard, managing director (1995–2008) of Vanguard, and director (1997–2018) of Vanguard Marketing Corporation. Director (2018–present) of UnitedHealth Group.

Mortimer J. Buckley

Born in 1969. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: chief executive officer (January 2018–present) of Vanguard; chief executive officer, president, and trustee (January 2018–present) of each of the investment companies served by Vanguard; president and director (2017–present) of Vanguard; and president (February 2018–present) of Vanguard Marketing Corporation. Chief investment officer (2013–2017), managing director (2002–2017), head of the Retail Investor Group (2006–2012), and chief information officer (2001–2006) of Vanguard. Chairman of the board (2011–2017) of the Children’s Hospital of Philadelphia.

Independent Trustees

Emerson U. Fullwood

Born in 1948. Trustee since January 2008. Principal occupation(s) during the past five years and other experience: executive chief staff and marketing officer for North America and corporate vice president (retired 2008) of Xerox Corporation (document management products and services). Former president of the Worldwide Channels Group, Latin America, and Worldwide Customer Service and executive chief staff officer of Developing Markets of Xerox. Executive in residence and 2009–2010 Distinguished Minett Professor at the Rochester Institute of Technology. Lead director of SPX FLOW, Inc. (multi-industry manufacturing). Director of the University of Rochester Medical Center, the Monroe Community College Foundation, the United Way of Rochester, North Carolina A&T University, and Roberts Wesleyan College. Trustee of the University of Rochester.

Amy Gutmann

Born in 1949. Trustee since June 2006. Principal occupation(s) during the past five years and other experience: president (2004–present) of the University of Pennsylvania. Christopher H. Browne Distinguished Professor of Political Science, School of Arts and Sciences, and professor of communication, Annenberg School for Communication, with secondary faculty appointments in the Department of Philosophy, School of Arts and Sciences, and at the Graduate School of Education, University of Pennsylvania. Trustee of the National Constitution Center.

1 Mr. McNabb and Mr. Buckley are considered “interested persons,” as defined in the Investment Company Act of 1940, because they are officers of the Vanguard funds.

JoAnn Heffernan Heisen

Born in 1950. Trustee since July 1998. Principal occupation(s) during the past five years and other experience: corporate vice president of Johnson & Johnson (pharmaceuticals/medical devices/consumer products) and member of its executive committee (1997–2008). Chief global diversity officer (retired 2008), vice president and chief information officer (1997–2006), controller (1995–1997), treasurer (1991–1995), and assistant treasurer (1989–1991) of Johnson & Johnson. Director of Skytop Lodge Corporation (hotels) and the Robert Wood Johnson Foundation. Member of the advisory board of the Institute for Women’s Leadership at Rutgers University.

F. Joseph Loughrey

Born in 1949. Trustee since October 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2009) and vice chairman of the board (2008–2009) of Cummins Inc. (industrial machinery). Chairman of the board of Hillenbrand, Inc. (specialized consumer services), Oxfam America, and the Lumina Foundation for Education. Director of the V Foundation for Cancer Research. Member of the advisory council for the College of Arts and Letters and chair of the advisory board to the Kellogg Institute for International Studies, both at the University of Notre Dame.

Mark Loughridge

Born in 1953. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: senior vice president and chief financial officer (retired 2013) of IBM (information technology services). Fiduciary member of IBM’s Retirement Plan Committee (2004–2013), senior vice president and general manager (2002–2004) of IBM Global Financing, vice president and controller (1998–2002) of IBM, and a variety of other prior management roles at IBM. Member of the Council on Chicago Booth.

Scott C. Malpass

Born in 1962. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: chief investment officer (1989–present) and vice president (1996–present) of the University of Notre Dame. Assistant professor of finance at the Mendoza College of Business, University of Notre Dame, and member of the Notre Dame 403(b) Investment Committee. Chairman of the board of TIFF Advisory Services, Inc. Member of the board of Catholic Investment Services, Inc. (investment advisors), the board of advisors for Spruceview Capital Partners, and the board of superintendence of the Institute for the Works of Religion.

Deanna Mulligan

Born in 1963. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: president (2010–present) and chief executive officer (2011–present) of The Guardian Life Insurance Company of America. Chief operating officer (2010–2011) and executive vice president (2008–2010) of Individual Life and Disability of The Guardian Life Insurance Company of America. Member of the board of The Guardian Life Insurance Company of America, the American Council of Life Insurers, the Partnership for New York City (business leadership), and the Committee Encouraging Corporate Philanthropy. Trustee of the Economic Club of New York and the Bruce Museum (arts and science). Member of the Advisory Council for the Stanford Graduate School of Business.

André F. Perold

Born in 1952. Trustee since December 2004. Principal occupation(s) during the past five years and other experience: George Gund Professor of Finance and Banking, Emeritus at the Harvard Business School (retired 2011). Chief investment officer and co-managing partner of HighVista Strategies LLC (private investment firm). Overseer of the Museum of Fine Arts Boston.

Sarah Bloom Raskin

Born in 1961. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: deputy secretary (2014–2017) of the United States Department of the Treasury. Governor (2010–2014) of the Federal Reserve Board. Commissioner (2007–2010) of financial regulation for the State of Maryland. Member of the board of directors (2012–2014) of Neighborhood Reinvestment Corporation. Director of i(x) Investments, LLC.

Peter F. Volanakis

Born in 1955. Trustee since July 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2010) of Corning Incorporated (communications equipment) and director of Corning Incorporated (2000–2010) and Dow Corning (2001–2010). Director (2012) of SPX Corporation (multi-industry manufacturing). Overseer of the Amos Tuck School of Business Administration, Dartmouth College (2001–2013). Chairman of the board of trustees of Colby-Sawyer College. Member of the Board of Hypertherm Inc. (industrial cutting systems, software, and consumables).

Executive Officers

Glenn Booraem

Born in 1967. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Investment stewardship officer (2017–present), treasurer (2015–2017), controller (2010–2015), and assistant controller (2001–2010) of each of the investment companies served by Vanguard.

Christine M. Buchanan

Born in 1970. Principal occupation(s) during the past five years and other experience: principal of Vanguard and global head of Fund Administration at Vanguard. Treasurer (2017–present) of each of the investment companies served by Vanguard. Partner (2005–2017) at KPMG LLP (audit, tax, and advisory services).

Brian Dvorak

Born in 1973. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief compliance officer (2017–present) of Vanguard and each of the investment companies served by Vanguard. Assistant vice president (2017–present) of Vanguard Marketing Corporation. Vice president and director of Enterprise Risk Management (2011–2013) at Oppenheimer Funds, Inc.

Thomas J. Higgins

Born in 1957. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief financial officer (2008–present) and treasurer (1998–2008) of each of the investment companies served by Vanguard.

Peter Mahoney

Born in 1974. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Controller (2015–present) of each of the investment companies served by Vanguard. Head of International Fund Services (2008–2014) at Vanguard.

Anne E. Robinson

Born in 1970. Principal occupation(s) during the past five years and other experience: general counsel (2016–present) of Vanguard. Secretary (2016–present) of Vanguard and of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Director and senior vice president (2016–2018) of Vanguard Marketing Corporation. Managing director and general counsel of Global Cards and Consumer Services (2014–2016) at Citigroup. Counsel (2003–2014) at American Express.

Michael Rollings

Born in 1963. Principal occupation(s) during the past five years and other experience: finance director (2017–present) and treasurer (2017) of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Chief financial officer (2016–present) of Vanguard. Director (2016–present) of Vanguard Marketing Corporation. Executive vice president and chief financial officer (2006–2016) of MassMutual Financial Group.

Vanguard Senior Management Team

Joseph Brennan	Chris D. McIsaac
Mortimer J. Buckley	James M. Norris
Gregory Davis	Thomas M. Rampulla
John James	Karin A. Risi
Martha G. King	Anne E. Robinson
John T. Marcante	Michael Rollings

Chairman Emeritus and Senior Advisor

John J. Brennan

Chairman, 1996–2009

Chief Executive Officer and President, 1996–2008

Founder

John C. Bogle

Chairman and Chief Executive Officer, 1974–1996

P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard® > vanguard.com

Fund Information > 800-662-7447

Direct Investor Account Services > 800-662-2739

Institutional Investor Services > 800-523-1036

Text Telephone for People

Who Are Deaf or Hard of Hearing > 800-749-7273

This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.

All comparative mutual fund data are from Lipper, a Thomson Reuters Company, or Morningstar, Inc., unless otherwise noted.

You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or sec.gov.

You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.

© 2019 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q1190 022019

Item 2: Code of Ethics. The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions. The Code of Ethics was amended during the reporting period covered by this report to make certain technical, non-material changes.

Item 3: Audit Committee Financial Expert. All members of the Audit Committee have been determined by the Registrant’s Board of Trustees to be Audit Committee Financial Experts and to be independent: JoAnn Heffernan Heisen, F. Joseph Loughrey, Mark Loughridge, Sarah Bloom Raskin, and Peter F. Volanakis.

Item 4: Principal Accountant Fees and Services.

(a)                       Audit Fees.

Audit Fees of the Registrant.

Fiscal Year Ended December 31, 2018: $450,000
Fiscal Year Ended December 31, 2017: $477,000

Aggregate Audit Fees of Registered Investment Companies in the Vanguard Group.

Fiscal Year Ended December 31, 2018: $9,734,277
Fiscal Year Ended December 31, 2017: $8,424,459

Includes fees billed in connection with audits of the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc. and Vanguard Marketing Corporation.

(b)                      Audit-Related Fees.

Fiscal Year Ended December 31, 2018: $5,581,336
Fiscal Year Ended December 31, 2017: $3,194,093

Includes fees billed in connection with assurance and related services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(c)                       Tax Fees.

Fiscal Year Ended December 31, 2018: $347,985
Fiscal Year Ended December 31, 2017: $274,313

Includes fees billed in connection with tax compliance, planning, and advice services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(d)                      All Other Fees.

Fiscal Year Ended December 31, 2018: $0
Fiscal Year Ended December 31, 2017: $0

Includes fees billed for services related to tax reported information provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(e)                       (1) Pre-Approval Policies. The policy of the Registrant’s Audit Committee is to consider and, if appropriate, approve before the principal accountant is engaged for such services, all specific audit and non-audit services provided to: the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and entities controlled by The Vanguard Group, Inc. that provide ongoing services to the Registrant. In making a determination, the Audit Committee considers whether the services are consistent with maintaining the principal accountant’s independence.

In the event of a contingency situation in which the principal accountant is needed to provide services in between scheduled Audit Committee meetings, the Chairman of the Audit Committee would be called on to consider and, if appropriate, pre-approve audit or permitted non-audit services in an amount sufficient to complete services through the next Audit Committee meeting, and to determine if such services would be consistent with maintaining the accountant’s independence. At the next scheduled Audit Committee meeting, services and fees would be presented to the Audit Committee for formal consideration, and, if appropriate, approval by the entire Audit Committee. The Audit Committee would again consider whether such services and fees are consistent with maintaining the principal accountant’s independence.

The Registrant’s Audit Committee is informed at least annually of all audit and non-audit services provided by the principal accountant to the Vanguard complex, whether such services are provided to: the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., or other entities controlled by The Vanguard Group, Inc. that provide ongoing services to the Registrant.

(2) No percentage of the principal accountant’s fees or services were approved pursuant to the waiver provision of paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)                         For the most recent fiscal year, over 50% of the hours worked under the principal accountant’s engagement were not performed by persons other than full-time, permanent employees of the principal accountant.

(g)                      Aggregate Non-Audit Fees.

Fiscal Year Ended December 31, 2018: $347,985
Fiscal Year Ended December 31, 2017: $274,313

Includes fees billed for non-audit services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(h)                       For the most recent fiscal year, the Audit Committee has determined that the provision of all non-audit services was consistent with maintaining the principal accountant’s independence.

Item 5: Audit Committee of Listed Registrants.

The Registrant is a listed issuer as defined in rule 10A-3 under the Securities Exchange Act of 1934 (“Exchange Act”). The Registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act. The Registrant’s audit committee members are: JoAnn Heffernan Heisen, F. Joseph Loughrey, Mark Loughridge, Sarah Bloom Raskin, and Peter F. Volanakis.

Item 6: Investments.

Vanguard® Short-Term Bond Index Fund

Schedule of Investments

December 31, 2018

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Government and Agency Obligations (65.3%)
U.S. Government Securities (62.6%)
United States Treasury Note/Bond	1.375%	1/15/20	95,405	94,183
United States Treasury Note/Bond	1.250%	1/31/20	399,742	393,934
United States Treasury Note/Bond	1.375%	1/31/20	28,790	28,408
United States Treasury Note/Bond	2.000%	1/31/20	76,531	76,017
United States Treasury Note/Bond	1.375%	2/15/20	164,813	162,547
United States Treasury Note/Bond	3.625%	2/15/20	79,391	80,234
United States Treasury Note/Bond	1.250%	2/29/20	935	921
United States Treasury Note/Bond	1.375%	2/29/20	759,077	748,404
United States Treasury Note/Bond	2.250%	2/29/20	305,750	304,509
United States Treasury Note/Bond	1.625%	3/15/20	208,980	206,662
United States Treasury Note/Bond	1.125%	3/31/20	15,750	15,472
United States Treasury Note/Bond	1.375%	3/31/20	625,013	615,832
United States Treasury Note/Bond	2.250%	3/31/20	139,054	138,489
United States Treasury Note/Bond	1.500%	4/15/20	293,296	289,354
United States Treasury Note/Bond	1.125%	4/30/20	835	819
United States Treasury Note/Bond	1.375%	4/30/20	314,470	309,655
United States Treasury Note/Bond	2.375%	4/30/20	4,869	4,856
United States Treasury Note/Bond	1.500%	5/15/20	340,461	335,620
United States Treasury Note/Bond	3.500%	5/15/20	1,495	1,513
United States Treasury Note/Bond	8.750%	5/15/20	65,535	70,931
United States Treasury Note/Bond	1.375%	5/31/20	975	959
United States Treasury Note/Bond	1.500%	5/31/20	395,312	389,505
United States Treasury Note/Bond	2.500%	5/31/20	199,248	199,061
United States Treasury Note/Bond	1.500%	6/15/20	78,982	77,797
United States Treasury Note/Bond	1.625%	6/30/20	277,165	273,440
United States Treasury Note/Bond	1.875%	6/30/20	600	594
United States Treasury Note/Bond	2.500%	6/30/20	59,780	59,724
United States Treasury Note/Bond	1.500%	7/15/20	288,805	284,247
United States Treasury Note/Bond	1.625%	7/31/20	575,534	567,350
United States Treasury Note/Bond	2.000%	7/31/20	5,225	5,181
United States Treasury Note/Bond	2.625%	7/31/20	470,455	470,968
United States Treasury Note/Bond	1.500%	8/15/20	126,412	124,319
United States Treasury Note/Bond	2.625%	8/15/20	1,560	1,562
United States Treasury Note/Bond	8.750%	8/15/20	250	274
United States Treasury Note/Bond	1.375%	8/31/20	998,505	979,623
United States Treasury Note/Bond	2.125%	8/31/20	28,973	28,778
United States Treasury Note/Bond	2.625%	8/31/20	126,437	126,595
United States Treasury Note/Bond	1.375%	9/15/20	82,790	81,212
United States Treasury Note/Bond	1.375%	9/30/20	443,532	434,799
United States Treasury Note/Bond	2.000%	9/30/20	10,508	10,414
United States Treasury Note/Bond	2.750%	9/30/20	205,952	206,724
United States Treasury Note/Bond	1.625%	10/15/20	141,901	139,685
United States Treasury Note/Bond	1.375%	10/31/20	541,106	530,116
United States Treasury Note/Bond	1.750%	10/31/20	103,820	102,392
United States Treasury Note/Bond	2.875%	10/31/20	260,283	261,910
United States Treasury Note/Bond	1.750%	11/15/20	517,779	510,577
United States Treasury Note/Bond	2.625%	11/15/20	2,555	2,559
United States Treasury Note/Bond	1.625%	11/30/20	627,760	617,458
United States Treasury Note/Bond	2.000%	11/30/20	8,760	8,679
United States Treasury Note/Bond	2.750%	11/30/20	132,852	133,454
United States Treasury Note/Bond	1.875%	12/15/20	372,925	368,495
United States Treasury Note/Bond	1.750%	12/31/20	157,569	155,328
United States Treasury Note/Bond	2.375%	12/31/20	5,070	5,059
United States Treasury Note/Bond	2.500%	12/31/20	80,396	80,396
United States Treasury Note/Bond	2.000%	1/15/21	239,301	236,908
United States Treasury Note/Bond	1.375%	1/31/21	256,574	250,722
United States Treasury Note/Bond	2.125%	1/31/21	7,250	7,194
United States Treasury Note/Bond	2.250%	2/15/21	176,197	175,261
United States Treasury Note/Bond	3.625%	2/15/21	1,493	1,528
United States Treasury Note/Bond	7.875%	2/15/21	250	277
United States Treasury Note/Bond	1.125%	2/28/21	379,402	368,494

1

Vanguard® Short-Term Bond Index Fund

Schedule of Investments

December 31, 2018

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
United States Treasury Note/Bond	2.000%	2/28/21	75,350	74,573
United States Treasury Note/Bond	2.375%	3/15/21	198,759	198,230
United States Treasury Note/Bond	1.250%	3/31/21	1,111,221	1,081,707
United States Treasury Note/Bond	2.250%	3/31/21	775	771
United States Treasury Note/Bond	2.375%	4/15/21	54,041	53,906
United States Treasury Note/Bond	1.375%	4/30/21	218,407	212,982
United States Treasury Note/Bond	2.250%	4/30/21	677	674
United States Treasury Note/Bond	2.625%	5/15/21	311,914	312,887
United States Treasury Note/Bond	3.125%	5/15/21	1,380	1,401
United States Treasury Note/Bond	8.125%	5/15/21	190	214
United States Treasury Note/Bond	1.375%	5/31/21	614,165	598,332
United States Treasury Note/Bond	2.000%	5/31/21	783	774
United States Treasury Note/Bond	2.625%	6/15/21	196,577	197,222
United States Treasury Note/Bond	1.125%	6/30/21	413,827	400,572
United States Treasury Note/Bond	2.125%	6/30/21	1,150	1,141
United States Treasury Note/Bond	2.625%	7/15/21	171,055	171,696
United States Treasury Note/Bond	1.125%	7/31/21	234,920	226,991
United States Treasury Note/Bond	2.250%	7/31/21	1,350	1,342
United States Treasury Note/Bond	2.125%	8/15/21	120,173	119,065
United States Treasury Note/Bond	2.750%	8/15/21	140,710	141,678
United States Treasury Note/Bond	1.125%	8/31/21	784,158	756,955
United States Treasury Note/Bond	2.000%	8/31/21	8,289	8,187
United States Treasury Note/Bond	2.750%	9/15/21	113,762	114,562
United States Treasury Note/Bond	1.125%	9/30/21	623,868	601,646
United States Treasury Note/Bond	2.125%	9/30/21	31,400	31,105
United States Treasury Note/Bond	2.875%	10/15/21	231,199	233,654
United States Treasury Note/Bond	1.250%	10/31/21	945,336	913,876
United States Treasury Note/Bond	2.000%	10/31/21	18,630	18,388
United States Treasury Note/Bond	2.000%	11/15/21	21,575	21,299
United States Treasury Note/Bond	2.875%	11/15/21	232,417	234,995
United States Treasury Note/Bond	1.750%	11/30/21	593,524	581,654
United States Treasury Note/Bond	1.875%	11/30/21	1,069	1,051
United States Treasury Note/Bond	2.625%	12/15/21	193,440	194,347
United States Treasury Note/Bond	2.000%	12/31/21	264,378	260,825
United States Treasury Note/Bond	2.125%	12/31/21	1,450	1,436
United States Treasury Note/Bond	1.500%	1/31/22	69,500	67,523
United States Treasury Note/Bond	1.875%	1/31/22	636,005	624,678
United States Treasury Note/Bond	2.000%	2/15/22	169,513	167,155
United States Treasury Note/Bond	1.750%	2/28/22	201,961	197,574
United States Treasury Note/Bond	1.875%	2/28/22	79,660	78,229
United States Treasury Note/Bond	1.750%	3/31/22	229,242	224,084
United States Treasury Note/Bond	1.875%	3/31/22	444,170	435,913
United States Treasury Note/Bond	1.750%	4/30/22	409,134	399,675
United States Treasury Note/Bond	1.875%	4/30/22	160,194	157,115
United States Treasury Note/Bond	1.750%	5/15/22	217,660	212,491
United States Treasury Note/Bond	1.750%	5/31/22	425,220	415,121
United States Treasury Note/Bond	1.750%	6/30/22	119,680	116,781
United States Treasury Note/Bond	2.125%	6/30/22	54,730	54,080
United States Treasury Note/Bond	1.875%	7/31/22	258,294	252,968
United States Treasury Note/Bond	2.000%	7/31/22	145,520	143,132
United States Treasury Note/Bond	1.625%	8/15/22	82,447	79,999
United States Treasury Note/Bond	1.625%	8/31/22	625,501	606,736
United States Treasury Note/Bond	1.875%	8/31/22	269,117	263,355
United States Treasury Note/Bond	1.750%	9/30/22	86,085	83,812
United States Treasury Note/Bond	1.875%	9/30/22	193,712	189,505
United States Treasury Note/Bond	1.875%	10/31/22	915	894
United States Treasury Note/Bond	2.000%	10/31/22	222,285	218,359
United States Treasury Note/Bond	1.625%	11/15/22	161,143	155,981
United States Treasury Note/Bond	2.000%	11/30/22	493,160	484,298
United States Treasury Note/Bond	2.125%	12/31/22	473,977	467,313
United States Treasury Note/Bond	1.750%	1/31/23	29,330	28,482
United States Treasury Note/Bond	2.375%	1/31/23	469,278	467,152
United States Treasury Note/Bond	2.000%	2/15/23	25,000	24,512
United States Treasury Note/Bond	1.500%	2/28/23	366,606	352,228

2

Vanguard® Short-Term Bond Index Fund

Schedule of Investments

December 31, 2018

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	United States Treasury Note/Bond	2.625%	2/28/23	503,013	505,609
	United States Treasury Note/Bond	1.500%	3/31/23	166,205	159,557
	United States Treasury Note/Bond	2.500%	3/31/23	421,875	421,875
	United States Treasury Note/Bond	1.625%	4/30/23	69,135	66,661
	United States Treasury Note/Bond	2.750%	4/30/23	25,990	26,258
	United States Treasury Note/Bond	1.750%	5/15/23	432,650	419,199
	United States Treasury Note/Bond	1.625%	5/31/23	210,100	202,385
	United States Treasury Note/Bond	2.750%	5/31/23	258,123	260,986
	United States Treasury Note/Bond	1.375%	6/30/23	80,000	76,175
	United States Treasury Note/Bond	2.625%	6/30/23	393,752	395,843
	United States Treasury Note/Bond	1.250%	7/31/23	103,985	98,330
	United States Treasury Note/Bond	2.750%	7/31/23	162,085	163,806
	United States Treasury Note/Bond	2.500%	8/15/23	615,330	615,232
	United States Treasury Note/Bond	1.375%	8/31/23	249,880	237,541
	United States Treasury Note/Bond	2.750%	8/31/23	244,140	246,887
	United States Treasury Note/Bond	1.375%	9/30/23	73,075	69,387
	United States Treasury Note/Bond	2.875%	9/30/23	486,764	494,674
	United States Treasury Note/Bond	2.875%	10/31/23	145,867	148,329
	United States Treasury Note/Bond	2.750%	11/15/23	498,537	504,066
	United States Treasury Note/Bond	2.125%	11/30/23	215,360	211,490
	United States Treasury Note/Bond	2.875%	11/30/23	117,469	119,544
	United States Treasury Note/Bond	2.250%	12/31/23	70,279	69,401
	United States Treasury Note/Bond	2.625%	12/31/23	210,825	211,978
	United States Treasury Note/Bond	2.250%	1/31/24	112,195	110,758
	United States Treasury Note/Bond	2.750%	2/15/24	397,962	402,315
	United States Treasury Note/Bond	2.125%	2/29/24	205,000	201,093
					33,336,640
Agency Bonds and Notes (2.7%)
1	AID-Iraq	2.149%	1/18/22	9,755	9,636
1	AID-Israel	5.500%	9/18/23	4,300	4,831
1	AID-Jordan	2.503%	10/30/20	7,250	7,231
1	AID-Jordan	2.578%	6/30/22	3,200	3,190
1	AID-Tunisia	2.452%	7/24/21	2,175	2,167
1	AID-Tunisia	1.416%	8/5/21	4,885	4,733
1	AID-Ukraine	1.847%	5/29/20	6,000	5,940
1	AID-Ukraine	1.471%	9/29/21	10,305	9,946
2	Federal Farm Credit Banks	2.375%	3/27/20	5,000	4,985
2	Federal Farm Credit Banks	2.550%	5/15/20	7,925	7,918
2	Federal Farm Credit Banks	1.680%	10/13/20	7,650	7,531
2	Federal Farm Credit Banks	3.050%	11/15/21	5,175	5,249
2	Federal Home Loan Banks	1.250%	12/13/19	8,875	8,761
2	Federal Home Loan Banks	4.125%	12/13/19	250	253
2	Federal Home Loan Banks	2.125%	2/11/20	40,375	40,151
2	Federal Home Loan Banks	1.875%	3/13/20	16,775	16,629
2	Federal Home Loan Banks	4.125%	3/13/20	40,670	41,388
2	Federal Home Loan Banks	2.375%	3/30/20	27,170	27,090
2	Federal Home Loan Banks	2.625%	5/28/20	41,350	41,355
2	Federal Home Loan Banks	1.750%	6/12/20	1,300	1,285
2	Federal Home Loan Banks	3.375%	6/12/20	7,025	7,104
2	Federal Home Loan Banks	1.375%	9/28/20	18,250	17,878
2	Federal Home Loan Banks	2.625%	10/1/20	50,000	50,037
2	Federal Home Loan Banks	5.250%	12/11/20	3,400	3,571
2	Federal Home Loan Banks	1.375%	2/18/21	18,000	17,554
2	Federal Home Loan Banks	5.625%	6/11/21	13,465	14,446
2	Federal Home Loan Banks	1.125%	7/14/21	19,600	18,929
2	Federal Home Loan Banks	3.000%	10/12/21	50,000	50,627
2	Federal Home Loan Banks	1.875%	11/29/21	52,600	51,641
2	Federal Home Loan Banks	2.125%	3/10/23	8,950	8,783
3	Federal Home Loan Mortgage Corp.	1.500%	1/17/20	55,740	55,094
3	Federal Home Loan Mortgage Corp.	1.375%	4/20/20	19,102	18,801
3	Federal Home Loan Mortgage Corp.	2.500%	4/23/20	16,613	16,588
3	Federal Home Loan Mortgage Corp.	1.375%	5/1/20	33,103	32,569
3	Federal Home Loan Mortgage Corp.	1.625%	9/29/20	9,000	8,854
3	Federal Home Loan Mortgage Corp.	1.875%	11/17/20	35,320	34,867

3

Vanguard® Short-Term Bond Index Fund

Schedule of Investments

December 31, 2018

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
3	Federal Home Loan Mortgage Corp.	2.375%	2/16/21	35,000	34,852
3	Federal Home Loan Mortgage Corp.	1.125%	8/12/21	19,000	18,330
3	Federal Home Loan Mortgage Corp.	2.375%	1/13/22	146,055	145,317
3	Federal Home Loan Mortgage Corp.	2.750%	6/19/23	20,000	20,127
3	Federal National Mortgage Assn.	1.625%	1/21/20	22,750	22,513
3,4	Federal National Mortgage Assn.	1.700%	1/27/20	300	297
3	Federal National Mortgage Assn.	1.500%	2/28/20	13,282	13,111
3	Federal National Mortgage Assn.	1.500%	6/22/20	158,905	156,440
3	Federal National Mortgage Assn.	1.500%	7/30/20	13,000	12,784
3	Federal National Mortgage Assn.	2.875%	10/30/20	16,679	16,766
3	Federal National Mortgage Assn.	1.500%	11/30/20	27,880	27,322
3	Federal National Mortgage Assn.	1.875%	12/28/20	28,850	28,458
3	Federal National Mortgage Assn.	1.375%	2/26/21	21,400	20,864
3	Federal National Mortgage Assn.	2.500%	4/13/21	20,000	19,964
3	Federal National Mortgage Assn.	1.250%	5/6/21	250	242
3	Federal National Mortgage Assn.	2.750%	6/22/21	8,906	8,953
3	Federal National Mortgage Assn.	1.250%	8/17/21	30,500	29,515
3	Federal National Mortgage Assn.	1.375%	10/7/21	40,100	38,872
3	Federal National Mortgage Assn.	2.000%	1/5/22	40,700	40,057
3	Federal National Mortgage Assn.	1.875%	4/5/22	1,070	1,048
3	Federal National Mortgage Assn.	2.000%	10/5/22	26,250	25,736
3	Federal National Mortgage Assn.	2.375%	1/19/23	19,149	18,993
3	Federal National Mortgage Assn.	2.875%	9/12/23	4,590	4,644
	Private Export Funding Corp.	2.300%	9/15/20	6,650	6,615
	Private Export Funding Corp.	4.300%	12/15/21	9,940	10,403
	Private Export Funding Corp.	2.800%	5/15/22	3,725	3,732
	Private Export Funding Corp.	2.050%	11/15/22	10,276	10,014
	Resolution Funding Corp.	8.625%	1/15/21	850	952
2	Tennessee Valley Authority	2.250%	3/15/20	7,875	7,836
2	Tennessee Valley Authority	3.875%	2/15/21	6,100	6,255
2	Tennessee Valley Authority	1.875%	8/15/22	8,175	7,977
					1,416,601
Total U.S. Government and Agency Obligations (Cost $35,084,612)					34,753,241
Corporate Bonds (26.8%)
Finance (11.2%)
	Banking (9.0%)
	American Express Co.	2.200%	10/30/20	9,990	9,788
	American Express Co.	3.375%	5/17/21	8,667	8,656
	American Express Co.	3.700%	11/5/21	7,000	7,085
	American Express Co.	2.500%	8/1/22	15,411	14,863
	American Express Co.	2.650%	12/2/22	5,048	4,884
	American Express Co.	3.400%	2/27/23	11,262	11,187
	American Express Co.	3.700%	8/3/23	5,775	5,797
	American Express Credit Corp.	2.200%	3/3/20	11,146	11,027
	American Express Credit Corp.	2.375%	5/26/20	11,832	11,688
	American Express Credit Corp.	2.600%	9/14/20	10,327	10,207
	American Express Credit Corp.	2.250%	5/5/21	27,287	26,641
	American Express Credit Corp.	2.700%	3/3/22	15,617	15,232
	Associated Bank NA	3.500%	8/13/21	3,000	2,999
	Australia & New Zealand Banking Group Ltd.	2.125%	8/19/20	7,275	7,157
	Australia & New Zealand Banking Group Ltd.	2.250%	11/9/20	14,000	13,758
	Australia & New Zealand Banking Group Ltd.	2.700%	11/16/20	7,075	7,005
	Australia & New Zealand Banking Group Ltd.	2.300%	6/1/21	7,925	7,736
	Australia & New Zealand Banking Group Ltd.	2.550%	11/23/21	6,000	5,859
	Australia & New Zealand Banking Group Ltd.	2.625%	5/19/22	2,290	2,232
	Australia & New Zealand Banking Group Ltd.	2.625%	11/9/22	15,385	14,883
	Banco Bilbao Vizcaya Argentaria SA	3.000%	10/20/20	6,125	6,058
	Banco Santander SA	3.500%	4/11/22	2,793	2,740
	Banco Santander SA	3.125%	2/23/23	5,875	5,567
	Banco Santander SA	3.848%	4/12/23	13,530	13,145
	Bancolombia SA	5.950%	6/3/21	6,450	6,735
	Bank of America Corp.	2.250%	4/21/20	16,047	15,855

4

Vanguard® Short-Term Bond Index Fund

Schedule of Investments

December 31, 2018

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Bank of America Corp.	5.625%	7/1/20	615	636
	Bank of America Corp.	2.625%	10/19/20	19,530	19,305
	Bank of America Corp.	2.151%	11/9/20	3,000	2,946
	Bank of America Corp.	2.625%	4/19/21	13,886	13,693
4	Bank of America Corp.	2.369%	7/21/21	20,718	20,359
4	Bank of America Corp.	2.328%	10/1/21	17,550	17,205
4	Bank of America Corp.	2.738%	1/23/22	4,990	4,905
4	Bank of America Corp.	3.499%	5/17/22	17,015	17,019
	Bank of America Corp.	2.503%	10/21/22	16,630	15,974
	Bank of America Corp.	3.300%	1/11/23	35,477	34,947
4	Bank of America Corp.	3.124%	1/20/23	10,925	10,729
4	Bank of America Corp.	2.881%	4/24/23	15,925	15,492
4	Bank of America Corp.	2.816%	7/21/23	16,000	15,485
	Bank of America Corp.	4.100%	7/24/23	11,100	11,260
	Bank of America Corp.	3.004%	12/20/23	85,157	82,743
4	Bank of America Corp.	3.550%	3/5/24	18,000	17,757
	Bank of Montreal	2.100%	6/15/20	10,782	10,639
	Bank of Montreal	3.100%	7/13/20	6,800	6,778
	Bank of Montreal	3.100%	4/13/21	17,400	17,392
	Bank of Montreal	1.900%	8/27/21	16,016	15,499
4	Bank of Montreal	4.338%	10/5/28	4,500	4,484
	Bank of New York Mellon Corp.	4.600%	1/15/20	3,608	3,667
	Bank of New York Mellon Corp.	2.150%	2/24/20	6,552	6,493
	Bank of New York Mellon Corp.	2.600%	8/17/20	9,874	9,792
	Bank of New York Mellon Corp.	2.450%	11/27/20	11,088	10,950
	Bank of New York Mellon Corp.	4.150%	2/1/21	1,348	1,375
	Bank of New York Mellon Corp.	2.500%	4/15/21	1,777	1,755
	Bank of New York Mellon Corp.	2.050%	5/3/21	19,150	18,689
	Bank of New York Mellon Corp.	3.550%	9/23/21	700	708
	Bank of New York Mellon Corp.	2.600%	2/7/22	17,021	16,696
	Bank of New York Mellon Corp.	2.950%	1/29/23	7,452	7,333
	Bank of New York Mellon Corp.	3.500%	4/28/23	1,650	1,654
4	Bank of New York Mellon Corp.	2.661%	5/16/23	7,125	6,936
	Bank of New York Mellon Corp.	3.450%	8/11/23	4,350	4,360
	Bank of New York Mellon Corp.	2.200%	8/16/23	7,820	7,418
	Bank of Nova Scotia	2.150%	7/14/20	6,600	6,513
	Bank of Nova Scotia	2.350%	10/21/20	13,588	13,411
	Bank of Nova Scotia	2.500%	1/8/21	1,330	1,313
	Bank of Nova Scotia	4.375%	1/13/21	3,176	3,251
	Bank of Nova Scotia	3.125%	4/20/21	3,400	3,392
	Bank of Nova Scotia	2.800%	7/21/21	6,780	6,706
	Bank of Nova Scotia	2.700%	3/7/22	21,875	21,399
	Bank of Nova Scotia	2.450%	9/19/22	2,146	2,070
	Barclays Bank plc	5.140%	10/14/20	2,000	2,025
	Barclays Bank plc	2.650%	1/11/21	15,500	15,203
	Barclays plc	2.875%	6/8/20	20,800	20,466
	Barclays plc	3.250%	1/12/21	8,462	8,288
	Barclays plc	3.200%	8/10/21	9,760	9,491
	Barclays plc	3.684%	1/10/23	6,000	5,752
4	Barclays plc	4.338%	5/16/24	15,000	14,609
	BB&T Corp.	2.450%	1/15/20	15,314	15,206
	BB&T Corp.	2.625%	6/29/20	2,967	2,940
	BB&T Corp.	2.150%	2/1/21	5,317	5,194
	BB&T Corp.	2.050%	5/10/21	14,452	14,073
	BB&T Corp.	3.200%	9/3/21	4,045	4,058
	BB&T Corp.	3.950%	3/22/22	6,500	6,568
	BB&T Corp.	2.750%	4/1/22	7,465	7,319
	BB&T Corp.	3.750%	12/6/23	4,000	4,047
	BNP Paribas SA	2.375%	5/21/20	14,681	14,528
	BNP Paribas SA	5.000%	1/15/21	13,881	14,375
	BNP Paribas SA	3.250%	3/3/23	4,999	4,894
	BPCE SA	2.250%	1/27/20	7,015	6,934
	BPCE SA	2.650%	2/3/21	5,496	5,397
	BPCE SA	2.750%	12/2/21	12,000	11,675

5

Vanguard® Short-Term Bond Index Fund

Schedule of Investments

December 31, 2018

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
5	BPCE SA	3.000%	5/22/22	7,000	6,770
	Branch Banking & Trust Co.	2.100%	1/15/20	2,540	2,515
	Branch Banking & Trust Co.	2.250%	6/1/20	6,787	6,706
	Branch Banking & Trust Co.	2.850%	4/1/21	2,175	2,159
	Branch Banking & Trust Co.	2.625%	1/15/22	7,135	6,998
	Canadian Imperial Bank of Commerce	2.100%	10/5/20	8,060	7,904
	Canadian Imperial Bank of Commerce	2.700%	2/2/21	1,620	1,603
	Canadian Imperial Bank of Commerce	2.550%	6/16/22	7,475	7,265
	Canadian Imperial Bank of Commerce	3.500%	9/13/23	7,000	7,019
	Capital One Bank USA NA	3.375%	2/15/23	11,600	11,202
	Capital One Financial Corp.	2.500%	5/12/20	9,458	9,330
	Capital One Financial Corp.	2.400%	10/30/20	1,200	1,174
	Capital One Financial Corp.	3.450%	4/30/21	14,100	14,097
	Capital One Financial Corp.	4.750%	7/15/21	8,382	8,591
	Capital One Financial Corp.	3.050%	3/9/22	7,077	6,912
	Capital One Financial Corp.	3.200%	1/30/23	900	874
	Capital One Financial Corp.	3.500%	6/15/23	2,080	2,041
	Capital One NA	2.350%	1/31/20	10,180	10,046
	Capital One NA	2.950%	7/23/21	10,805	10,638
	Capital One NA	2.250%	9/13/21	16,203	15,603
	Capital One NA	2.650%	8/8/22	4,818	4,628
	Citibank NA	3.050%	5/1/20	14,300	14,274
	Citibank NA	2.100%	6/12/20	18,500	18,185
	Citibank NA	2.125%	10/20/20	26,735	26,170
	Citibank NA	2.850%	2/12/21	8,540	8,464
	Citibank NA	3.400%	7/23/21	2,000	2,000
4,5	Citicorp Lease Pass-Through Trust 1999-1	8.040%	12/15/19	335	351
	Citigroup Inc.	2.450%	1/10/20	8,108	8,039
	Citigroup Inc.	2.400%	2/18/20	11,525	11,419
	Citigroup Inc.	5.375%	8/9/20	3,783	3,900
	Citigroup Inc.	2.650%	10/26/20	12,465	12,298
	Citigroup Inc.	2.700%	3/30/21	19,425	19,106
	Citigroup Inc.	2.350%	8/2/21	12,987	12,604
	Citigroup Inc.	2.900%	12/8/21	36,677	36,032
	Citigroup Inc.	4.500%	1/14/22	20,343	20,827
	Citigroup Inc.	2.750%	4/25/22	25,296	24,497
	Citigroup Inc.	4.050%	7/30/22	5,580	5,590
	Citigroup Inc.	2.700%	10/27/22	7,000	6,742
	Citigroup Inc.	3.500%	5/15/23	8,967	8,802
4	Citigroup Inc.	2.876%	7/24/23	7,909	7,668
	Citigroup Inc.	3.875%	10/25/23	11,110	11,140
4	Citigroup Inc.	4.044%	6/1/24	12,210	12,264
	Citizens Bank NA	2.250%	3/2/20	5,830	5,763
	Citizens Bank NA	2.200%	5/26/20	5,080	5,006
	Citizens Bank NA	2.250%	10/30/20	7,175	7,028
	Citizens Bank NA	2.550%	5/13/21	13,141	12,870
	Citizens Bank NA	2.650%	5/26/22	5,500	5,338
	Citizens Bank NA	3.700%	3/29/23	3,700	3,708
	Citizens Financial Group Inc.	2.375%	7/28/21	1,550	1,509
	Comerica Inc.	3.700%	7/31/23	10,700	10,702
	Commonwealth Bank of Australia	2.300%	3/12/20	3,182	3,154
	Commonwealth Bank of Australia	2.400%	11/2/20	7,375	7,266
	Commonwealth Bank of Australia	2.550%	3/15/21	8,755	8,620
	Compass Bank	3.500%	6/11/21	7,000	6,960
	Compass Bank	2.875%	6/29/22	8,980	8,602
	Cooperatieve Rabobank UA	2.250%	1/14/20	9,705	9,622
	Cooperatieve Rabobank UA	4.500%	1/11/21	1,241	1,268
	Cooperatieve Rabobank UA	2.500%	1/19/21	27,843	27,379
	Cooperatieve Rabobank UA	2.750%	1/10/22	21,295	20,878
	Cooperatieve Rabobank UA	3.875%	2/8/22	19,750	19,961
	Cooperatieve Rabobank UA	3.950%	11/9/22	8,057	8,015
	Cooperatieve Rabobank UA	2.750%	1/10/23	1,500	1,451
	Cooperatieve Rabobank UA	4.625%	12/1/23	21,292	21,606
	Credit Suisse AG	5.400%	1/14/20	11,107	11,283

6

Vanguard® Short-Term Bond Index Fund

Schedule of Investments

December 31, 2018

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Credit Suisse AG	4.375%	8/5/20	8,074	8,210
	Credit Suisse AG	3.000%	10/29/21	18,475	18,201
5	Credit Suisse Group AG	3.574%	1/9/23	5,000	4,875
	Credit Suisse Group Funding Guernsey Ltd.	2.750%	3/26/20	13,314	13,205
	Credit Suisse Group Funding Guernsey Ltd.	3.125%	12/10/20	12,255	12,169
	Credit Suisse Group Funding Guernsey Ltd.	3.450%	4/16/21	11,485	11,455
	Credit Suisse Group Funding Guernsey Ltd.	3.800%	9/15/22	10,804	10,749
	Credit Suisse Group Funding Guernsey Ltd.	3.800%	6/9/23	11,880	11,634
	Deutsche Bank AG	2.700%	7/13/20	21,200	20,554
	Deutsche Bank AG	2.950%	8/20/20	3,340	3,241
	Deutsche Bank AG	3.125%	1/13/21	10,025	9,731
	Deutsche Bank AG	3.150%	1/22/21	8,625	8,308
	Deutsche Bank AG	3.375%	5/12/21	1,000	967
	Deutsche Bank AG	4.250%	10/14/21	23,150	22,815
	Deutsche Bank AG	3.300%	11/16/22	8,426	7,813
	Deutsche Bank AG	3.950%	2/27/23	13,550	12,752
	Discover Bank	7.000%	4/15/20	2,485	2,587
	Discover Bank	3.100%	6/4/20	7,741	7,668
	Discover Bank	3.200%	8/9/21	2,711	2,682
	Discover Bank	3.350%	2/6/23	1,650	1,604
	Discover Bank	4.200%	8/8/23	10,363	10,374
4	Discover Bank	4.682%	8/9/28	3,100	3,076
	Discover Financial Services	3.850%	11/21/22	5,504	5,466
	Fifth Third Bancorp	2.875%	7/27/20	7,813	7,767
	Fifth Third Bancorp	3.500%	3/15/22	4,072	4,079
	Fifth Third Bank	2.200%	10/30/20	6,700	6,567
	Fifth Third Bank	2.250%	6/14/21	15,733	15,359
	Fifth Third Bank	3.350%	7/26/21	6,000	6,014
	Fifth Third Bank	2.875%	10/1/21	3,441	3,401
	First Horizon National Corp.	3.500%	12/15/20	5,558	5,552
	First Niagara Financial Group Inc.	6.750%	3/19/20	1,275	1,326
	First Republic Bank	2.500%	6/6/22	9,725	9,416
	Goldman Sachs Bank USA	3.200%	6/5/20	7,225	7,224
	Goldman Sachs Group Inc.	5.375%	3/15/20	19,420	19,851
	Goldman Sachs Group Inc.	2.600%	4/23/20	12,810	12,689
	Goldman Sachs Group Inc.	6.000%	6/15/20	9,945	10,294
	Goldman Sachs Group Inc.	2.750%	9/15/20	16,422	16,250
	Goldman Sachs Group Inc.	2.600%	12/27/20	2,720	2,669
	Goldman Sachs Group Inc.	2.875%	2/25/21	15,628	15,390
	Goldman Sachs Group Inc.	2.625%	4/25/21	13,681	13,341
	Goldman Sachs Group Inc.	5.250%	7/27/21	32,432	33,630
	Goldman Sachs Group Inc.	2.350%	11/15/21	5,824	5,619
	Goldman Sachs Group Inc.	5.750%	1/24/22	31,391	32,908
	Goldman Sachs Group Inc.	3.000%	4/26/22	45,340	43,859
4	Goldman Sachs Group Inc.	2.876%	10/31/22	20,878	20,371
	Goldman Sachs Group Inc.	3.625%	1/22/23	15,390	15,146
	Goldman Sachs Group Inc.	3.200%	2/23/23	16,713	16,212
4	Goldman Sachs Group Inc.	2.908%	6/5/23	6,806	6,491
4	Goldman Sachs Group Inc.	2.905%	7/24/23	21,857	20,873
	HSBC Bank USA NA	4.875%	8/24/20	8,855	9,049
	HSBC Holdings plc	3.400%	3/8/21	21,652	21,589
	HSBC Holdings plc	5.100%	4/5/21	5,120	5,285
	HSBC Holdings plc	2.950%	5/25/21	30,038	29,608
	HSBC Holdings plc	2.650%	1/5/22	28,845	27,993
	HSBC Holdings plc	4.875%	1/14/22	2,944	3,045
	HSBC Holdings plc	4.000%	3/30/22	9,111	9,197
4	HSBC Holdings plc	3.262%	3/13/23	26,845	26,302
	HSBC Holdings plc	3.600%	5/25/23	22,230	21,991
4	HSBC Holdings plc	3.033%	11/22/23	4,950	4,776
4	HSBC Holdings plc	3.950%	5/18/24	15,000	14,850
	HSBC USA Inc.	2.350%	3/5/20	6,461	6,393
	HSBC USA Inc.	2.750%	8/7/20	14,520	14,355
	HSBC USA Inc.	5.000%	9/27/20	6,007	6,135
	Huntington Bancshares Inc.	7.000%	12/15/20	900	960

7

Vanguard® Short-Term Bond Index Fund

Schedule of Investments

December 31, 2018

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Huntington Bancshares Inc.	3.150%	3/14/21	5,269	5,248
	Huntington Bancshares Inc.	2.300%	1/14/22	1,170	1,129
	Huntington National Bank	2.375%	3/10/20	12,010	11,908
	Huntington National Bank	2.400%	4/1/20	4,275	4,229
	Huntington National Bank	2.875%	8/20/20	4,450	4,420
	Huntington National Bank	3.250%	5/14/21	5,450	5,444
	Huntington National Bank	2.500%	8/7/22	8,200	7,916
	ING Groep NV	3.150%	3/29/22	8,602	8,436
	ING Groep NV	4.100%	10/2/23	12,750	12,745
	JPMorgan Chase & Co.	2.250%	1/23/20	37,438	37,053
	JPMorgan Chase & Co.	2.750%	6/23/20	34,992	34,764
	JPMorgan Chase & Co.	4.400%	7/22/20	17,840	18,163
	JPMorgan Chase & Co.	4.250%	10/15/20	22,127	22,508
	JPMorgan Chase & Co.	2.550%	10/29/20	18,919	18,700
	JPMorgan Chase & Co.	2.550%	3/1/21	21,165	20,846
	JPMorgan Chase & Co.	4.625%	5/10/21	11,500	11,827
	JPMorgan Chase & Co.	2.400%	6/7/21	11,736	11,495
	JPMorgan Chase & Co.	2.295%	8/15/21	30,258	29,548
	JPMorgan Chase & Co.	4.350%	8/15/21	21,064	21,541
	JPMorgan Chase & Co.	4.500%	1/24/22	18,479	19,036
4	JPMorgan Chase & Co.	3.514%	6/18/22	10,000	10,016
	JPMorgan Chase & Co.	3.250%	9/23/22	22,755	22,532
	JPMorgan Chase & Co.	2.972%	1/15/23	10,925	10,652
	JPMorgan Chase & Co.	3.200%	1/25/23	26,247	25,899
4	JPMorgan Chase & Co.	2.776%	4/25/23	9,390	9,110
	JPMorgan Chase & Co.	3.375%	5/1/23	15,464	15,160
	JPMorgan Chase & Co.	2.700%	5/18/23	19,863	19,080
4	JPMorgan Chase & Co.	3.559%	4/23/24	13,200	13,115
4	JPMorgan Chase & Co.	3.797%	7/23/24	8,300	8,319
4	JPMorgan Chase Bank NA	2.604%	2/1/21	5,000	4,965
4	JPMorgan Chase Bank NA	3.086%	4/26/21	14,500	14,462
	KeyBank NA	2.250%	3/16/20	2,860	2,828
	KeyBank NA	3.350%	6/15/21	4,465	4,499
	KeyBank NA	2.500%	11/22/21	5,910	5,789
	KeyBank NA	2.400%	6/9/22	8,660	8,381
	KeyBank NA	2.300%	9/14/22	7,270	7,021
	KeyBank NA	3.375%	3/7/23	3,850	3,846
4	KeyBank NA	3.180%	10/15/27	2,125	2,099
	KeyCorp	2.900%	9/15/20	11,920	11,838
	KeyCorp	5.100%	3/24/21	9,700	10,044
	Lloyds Bank plc	2.400%	3/17/20	1,000	986
	Lloyds Bank plc	2.700%	8/17/20	17,086	16,867
	Lloyds Bank plc	6.375%	1/21/21	2,942	3,099
	Lloyds Bank plc	3.300%	5/7/21	8,000	7,939
	Lloyds Banking Group plc	3.000%	1/11/22	25,340	24,466
	Lloyds Banking Group plc	4.050%	8/16/23	10,300	10,139
4	Lloyds Banking Group plc	2.907%	11/7/23	10,000	9,457
	M&T Bank Corp.	3.550%	7/26/23	7,000	7,055
	Manufacturers & Traders Trust Co.	2.100%	2/6/20	2,000	1,978
	Manufacturers & Traders Trust Co.	2.050%	8/17/20	4,800	4,706
	Manufacturers & Traders Trust Co.	2.625%	1/25/21	4,170	4,113
	Mitsubishi UFJ Financial Group Inc.	2.950%	3/1/21	8,985	8,900
	Mitsubishi UFJ Financial Group Inc.	3.535%	7/26/21	5,500	5,521
	Mitsubishi UFJ Financial Group Inc.	2.190%	9/13/21	19,525	18,844
	Mitsubishi UFJ Financial Group Inc.	2.998%	2/22/22	9,850	9,708
	Mitsubishi UFJ Financial Group Inc.	2.665%	7/25/22	24,943	24,245
	Mitsubishi UFJ Financial Group Inc.	3.455%	3/2/23	8,603	8,562
	Mitsubishi UFJ Financial Group Inc.	3.761%	7/26/23	14,400	14,480
	Mitsubishi UFJ Financial Group Inc.	2.527%	9/13/23	3,700	3,518
	Mizuho Financial Group Inc.	2.273%	9/13/21	1,900	1,839
	Mizuho Financial Group Inc.	2.953%	2/28/22	8,400	8,247
	Mizuho Financial Group Inc.	2.601%	9/11/22	950	918
	Mizuho Financial Group Inc.	3.549%	3/5/23	8,000	7,972
4	Mizuho Financial Group Inc.	3.922%	9/11/24	6,000	6,065

8

Vanguard® Short-Term Bond Index Fund

Schedule of Investments

December 31, 2018

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Morgan Stanley	5.500%	1/26/20	13,457	13,763
	Morgan Stanley	2.650%	1/27/20	18,972	18,830
	Morgan Stanley	2.800%	6/16/20	17,592	17,464
	Morgan Stanley	5.500%	7/24/20	13,745	14,171
	Morgan Stanley	5.750%	1/25/21	15,409	16,084
	Morgan Stanley	2.500%	4/21/21	22,015	21,562
	Morgan Stanley	5.500%	7/28/21	16,810	17,626
	Morgan Stanley	2.625%	11/17/21	29,857	29,087
	Morgan Stanley	2.750%	5/19/22	34,795	33,751
	Morgan Stanley	4.875%	11/1/22	17,117	17,629
	Morgan Stanley	3.125%	1/23/23	15,205	14,860
	Morgan Stanley	3.750%	2/25/23	25,714	25,642
	Morgan Stanley	4.100%	5/22/23	16,058	16,088
4	Morgan Stanley	3.737%	4/24/24	13,700	13,626
	MUFG Americas Holdings Corp.	3.500%	6/18/22	3,000	2,997
	National Australia Bank Ltd.	2.125%	5/22/20	17,300	17,061
	National Australia Bank Ltd.	2.625%	7/23/20	9,750	9,644
	National Australia Bank Ltd.	2.500%	1/12/21	500	493
	National Australia Bank Ltd.	2.625%	1/14/21	7,531	7,433
	National Australia Bank Ltd.	1.875%	7/12/21	7,220	6,968
	National Australia Bank Ltd.	3.375%	9/20/21	5,000	4,994
	National Australia Bank Ltd.	3.700%	11/4/21	11,000	11,107
	National Australia Bank Ltd.	2.800%	1/10/22	6,000	5,883
	National Australia Bank Ltd.	2.500%	5/22/22	5,265	5,105
	National Australia Bank Ltd.	3.000%	1/20/23	4,536	4,451
	National Australia Bank Ltd.	3.625%	6/20/23	5,000	5,000
	National Bank of Canada	2.150%	6/12/20	11,950	11,778
	National Bank of Canada	2.200%	11/2/20	11,715	11,480
	Northern Trust Corp.	3.450%	11/4/20	225	227
	Northern Trust Corp.	3.375%	8/23/21	3,271	3,300
	Northern Trust Corp.	2.375%	8/2/22	1,845	1,788
	People’s United Financial Inc.	3.650%	12/6/22	3,700	3,702
	PNC Bank NA	2.000%	5/19/20	5,935	5,840
	PNC Bank NA	2.300%	6/1/20	10,907	10,770
	PNC Bank NA	2.600%	7/21/20	5,520	5,470
	PNC Bank NA	2.450%	11/5/20	10,036	9,896
	PNC Bank NA	2.500%	1/22/21	3,000	2,959
	PNC Bank NA	2.150%	4/29/21	17,376	16,930
	PNC Bank NA	2.550%	12/9/21	7,800	7,628
	PNC Bank NA	2.625%	2/17/22	17,085	16,697
	PNC Bank NA	2.700%	11/1/22	5,541	5,379
	PNC Bank NA	2.950%	1/30/23	10,000	9,717
	PNC Bank NA	3.500%	6/8/23	4,000	4,009
	PNC Bank NA	3.800%	7/25/23	1,000	1,002
	PNC Financial Services Group Inc.	2.854%	11/9/22	4,240	4,151
	PNC Funding Corp.	5.125%	2/8/20	11,023	11,255
	PNC Funding Corp.	4.375%	8/11/20	1,376	1,403
	RBC USA Holdco Corp.	5.250%	9/15/20	4,100	4,225
	Regions Bank	2.750%	4/1/21	6,690	6,601
4	Regions Bank	3.374%	8/13/21	4,500	4,483
	Regions Financial Corp.	3.200%	2/8/21	2,869	2,850
	Regions Financial Corp.	2.750%	8/14/22	7,597	7,334
	Regions Financial Corp.	3.800%	8/14/23	4,250	4,248
	Royal Bank of Canada	2.125%	3/2/20	17,500	17,310
	Royal Bank of Canada	2.150%	3/6/20	3,570	3,540
	Royal Bank of Canada	2.150%	10/26/20	10,510	10,346
	Royal Bank of Canada	2.350%	10/30/20	12,642	12,477
	Royal Bank of Canada	2.500%	1/19/21	7,267	7,186
	Royal Bank of Canada	3.200%	4/30/21	10,580	10,580
	Royal Bank of Canada	2.750%	2/1/22	12,425	12,245
	Royal Bank of Canada	3.700%	10/5/23	5,800	5,808
	Royal Bank of Scotland Group plc	6.125%	12/15/22	6,250	6,358
4	Royal Bank of Scotland Group plc	3.498%	5/15/23	11,925	11,437
	Royal Bank of Scotland Group plc	6.100%	6/10/23	7,500	7,616

9

Vanguard® Short-Term Bond Index Fund

Schedule of Investments

December 31, 2018

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Royal Bank of Scotland Group plc	3.875%	9/12/23	25,721	24,670
	Royal Bank of Scotland Group plc	6.000%	12/19/23	14,597	14,854
4	Royal Bank of Scotland Group plc	4.519%	6/25/24	16,000	15,683
	Santander Holdings USA Inc.	2.650%	4/17/20	10,331	10,194
	Santander Holdings USA Inc.	4.450%	12/3/21	5,215	5,282
	Santander Holdings USA Inc.	3.700%	3/28/22	14,539	14,257
	Santander Holdings USA Inc.	3.400%	1/18/23	11,200	10,754
	Santander UK Group Holdings plc	2.875%	10/16/20	10,983	10,826
	Santander UK Group Holdings plc	3.125%	1/8/21	14,945	14,669
	Santander UK Group Holdings plc	2.875%	8/5/21	4,380	4,238
4	Santander UK Group Holdings plc	3.373%	1/5/24	12,000	11,381
4	Santander UK Group Holdings plc	4.796%	11/15/24	4,950	4,917
	Santander UK plc	2.375%	3/16/20	350	346
	Santander UK plc	2.125%	11/3/20	9,040	8,794
	Santander UK plc	3.400%	6/1/21	7,355	7,320
	Santander UK plc	3.750%	11/15/21	6,950	6,950
	Skandinaviska Enskilda Banken AB	2.300%	3/11/20	5,684	5,627
	Skandinaviska Enskilda Banken AB	2.625%	3/15/21	12,545	12,369
	Skandinaviska Enskilda Banken AB	1.875%	9/13/21	13,250	12,754
	Skandinaviska Enskilda Banken AB	2.800%	3/11/22	6,640	6,511
	State Street Corp.	2.550%	8/18/20	12,516	12,406
	State Street Corp.	4.375%	3/7/21	6,592	6,755
	State Street Corp.	1.950%	5/19/21	4,425	4,299
4	State Street Corp.	2.653%	5/15/23	6,025	5,869
	State Street Corp.	3.100%	5/15/23	1,965	1,931
	State Street Corp.	3.700%	11/20/23	5,500	5,556
4	State Street Corp.	3.776%	12/3/24	2,000	2,005
	Sumitomo Mitsui Banking Corp.	2.450%	1/16/20	17,660	17,514
	Sumitomo Mitsui Banking Corp.	2.514%	1/17/20	10,000	9,922
	Sumitomo Mitsui Banking Corp.	2.650%	7/23/20	10,549	10,462
	Sumitomo Mitsui Banking Corp.	2.450%	10/20/20	5,250	5,177
	Sumitomo Mitsui Banking Corp.	3.200%	7/18/22	2,360	2,336
	Sumitomo Mitsui Financial Group Inc.	2.934%	3/9/21	13,282	13,144
	Sumitomo Mitsui Financial Group Inc.	2.058%	7/14/21	10,222	9,890
	Sumitomo Mitsui Financial Group Inc.	2.442%	10/19/21	14,246	13,856
	Sumitomo Mitsui Financial Group Inc.	2.846%	1/11/22	2,379	2,332
	Sumitomo Mitsui Financial Group Inc.	2.784%	7/12/22	7,387	7,199
	Sumitomo Mitsui Financial Group Inc.	2.778%	10/18/22	6,386	6,202
	Sumitomo Mitsui Financial Group Inc.	3.102%	1/17/23	20,000	19,652
	Sumitomo Mitsui Financial Group Inc.	3.748%	7/19/23	5,000	5,044
	Sumitomo Mitsui Financial Group Inc.	3.936%	10/16/23	8,269	8,423
	SunTrust Bank	2.250%	1/31/20	7,631	7,539
4	SunTrust Bank	2.590%	1/29/21	9,000	8,925
	SunTrust Bank	2.450%	8/1/22	7,126	6,864
4	SunTrust Bank	3.502%	8/2/22	4,350	4,339
	SunTrust Bank	3.000%	2/2/23	5,135	5,024
	SunTrust Bank	2.750%	5/1/23	1,175	1,133
4	SunTrust Bank	3.689%	8/2/24	7,500	7,499
	SunTrust Banks Inc.	2.900%	3/3/21	5,376	5,333
	SunTrust Banks Inc.	2.700%	1/27/22	1,943	1,892
	Svenska Handelsbanken AB	1.950%	9/8/20	13,165	12,874
	Svenska Handelsbanken AB	2.400%	10/1/20	7,875	7,756
	Svenska Handelsbanken AB	2.450%	3/30/21	16,308	15,997
	Svenska Handelsbanken AB	3.350%	5/24/21	5,000	5,000
	Svenska Handelsbanken AB	1.875%	9/7/21	3,932	3,798
	Svenska Handelsbanken AB	3.900%	11/20/23	5,000	5,042
	Synchrony Bank	3.650%	5/24/21	13,350	13,057
	Synchrony Bank	3.000%	6/15/22	4,845	4,526
	Synchrony Financial	2.700%	2/3/20	7,878	7,744
	Synchrony Financial	3.750%	8/15/21	3,011	2,922
	Synovus Financial Corp.	3.125%	11/1/22	2,200	2,087
	Toronto-Dominion Bank	3.000%	6/11/20	3,000	3,002
	Toronto-Dominion Bank	3.150%	9/17/20	8,000	8,016
	Toronto-Dominion Bank	2.500%	12/14/20	9,715	9,613

10

Vanguard® Short-Term Bond Index Fund

Schedule of Investments

December 31, 2018

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Toronto-Dominion Bank	2.550%	1/25/21	8,050	7,969
	Toronto-Dominion Bank	2.125%	4/7/21	16,950	16,592
	Toronto-Dominion Bank	3.250%	6/11/21	4,231	4,242
	Toronto-Dominion Bank	1.800%	7/13/21	17,113	16,556
	Toronto-Dominion Bank	3.500%	7/19/23	15,433	15,511
	UBS AG	2.350%	3/26/20	9,230	9,125
	UBS AG	4.875%	8/4/20	6,375	6,521
	US Bancorp	2.350%	1/29/21	8,635	8,508
	US Bancorp	4.125%	5/24/21	2,714	2,776
	US Bancorp	2.625%	1/24/22	10,255	10,092
	US Bancorp	3.000%	3/15/22	6,530	6,476
	US Bancorp	2.950%	7/15/22	9,411	9,273
	US Bank NA	2.350%	1/23/20	5,000	4,964
	US Bank NA	2.000%	1/24/20	8,925	8,839
	US Bank NA	3.050%	7/24/20	2,000	2,001
	US Bank NA	2.050%	10/23/20	16,000	15,702
	US Bank NA	3.150%	4/26/21	2,000	2,001
4	US Bank NA	3.104%	5/21/21	12,005	11,995
	US Bank NA	3.450%	11/16/21	3,000	3,027
	US Bank NA	2.850%	1/23/23	5,935	5,814
	US Bank NA	3.400%	7/24/23	6,100	6,094
	Wells Fargo & Co.	2.150%	1/30/20	14,848	14,686
	Wells Fargo & Co.	2.600%	7/22/20	31,351	31,046
	Wells Fargo & Co.	2.550%	12/7/20	22,316	21,995
	Wells Fargo & Co.	3.000%	1/22/21	11,917	11,857
	Wells Fargo & Co.	2.500%	3/4/21	11,135	10,928
	Wells Fargo & Co.	4.600%	4/1/21	24,696	25,284
	Wells Fargo & Co.	2.100%	7/26/21	22,325	21,609
	Wells Fargo & Co.	3.500%	3/8/22	5,881	5,852
	Wells Fargo & Co.	2.625%	7/22/22	28,378	27,323
	Wells Fargo & Co.	3.069%	1/24/23	28,516	27,767
	Wells Fargo & Co.	3.450%	2/13/23	10,655	10,447
	Wells Fargo & Co.	4.125%	8/15/23	7,625	7,670
	Wells Fargo Bank NA	2.400%	1/15/20	13,400	13,282
	Wells Fargo Bank NA	2.600%	1/15/21	7,206	7,118
4	Wells Fargo Bank NA	3.325%	7/23/21	14,900	14,886
	Wells Fargo Bank NA	3.625%	10/22/21	17,000	17,056
	Wells Fargo Bank NA	3.550%	8/14/23	17,750	17,688
	Westpac Banking Corp.	2.150%	3/6/20	11,000	10,884
	Westpac Banking Corp.	3.050%	5/15/20	5,280	5,272
	Westpac Banking Corp.	2.300%	5/26/20	16,977	16,795
	Westpac Banking Corp.	2.600%	11/23/20	10,375	10,254
	Westpac Banking Corp.	2.650%	1/25/21	7,000	6,910
	Westpac Banking Corp.	2.100%	5/13/21	9,352	9,093
	Westpac Banking Corp.	2.000%	8/19/21	11,450	11,081
	Westpac Banking Corp.	2.800%	1/11/22	5,000	4,906
	Westpac Banking Corp.	2.500%	6/28/22	17,850	17,287
	Westpac Banking Corp.	2.750%	1/11/23	4,000	3,886
	Westpac Banking Corp.	3.650%	5/15/23	7,203	7,247
	Zions Bancorp NA	3.500%	8/27/21	5,750	5,759
	Brokerage (0.2%)
	Ameriprise Financial Inc.	5.300%	3/15/20	6,365	6,520
	Ameriprise Financial Inc.	4.000%	10/15/23	5,199	5,324
	BGC Partners Inc.	5.125%	5/27/21	1,675	1,689
	BGC Partners Inc.	5.375%	7/24/23	3,914	3,968
	BlackRock Inc.	4.250%	5/24/21	5,775	5,934
	BlackRock Inc.	3.375%	6/1/22	2,275	2,282
	Charles Schwab Corp.	4.450%	7/22/20	2,680	2,735
	Charles Schwab Corp.	3.250%	5/21/21	8,550	8,583
	Charles Schwab Corp.	3.225%	9/1/22	2,550	2,538
	Charles Schwab Corp.	2.650%	1/25/23	6,807	6,642
	Charles Schwab Corp.	3.550%	2/1/24	1,500	1,510
	E*TRADE Financial Corp.	2.950%	8/24/22	4,450	4,319

11

Vanguard® Short-Term Bond Index Fund

Schedule of Investments

December 31, 2018

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Eaton Vance Corp.	3.625%	6/15/23	2,350	2,361
Intercontinental Exchange Inc.	2.750%	12/1/20	5,991	5,952
Intercontinental Exchange Inc.	2.350%	9/15/22	1,175	1,135
Intercontinental Exchange Inc.	3.450%	9/21/23	4,150	4,171
Intercontinental Exchange Inc.	4.000%	10/15/23	4,955	5,073
Invesco Finance plc	3.125%	11/30/22	7,825	7,663
Jefferies Financial Group Inc.	5.500%	10/18/23	6,829	6,964
Jefferies Group LLC	6.875%	4/15/21	5,972	6,358
Jefferies Group LLC	5.125%	1/20/23	100	102
Lazard Group LLC	4.250%	11/14/20	1,429	1,448
Nasdaq Inc.	5.550%	1/15/20	4,875	4,982
Nomura Holdings Inc.	6.700%	3/4/20	5,310	5,506
Stifel Financial Corp.	3.500%	12/1/20	7,645	7,601
TD Ameritrade Holding Corp.	2.950%	4/1/22	6,658	6,590
Finance Companies (0.4%)
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.250%	7/1/20	6,076	6,084
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.625%	10/30/20	8,985	9,041
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.500%	5/15/21	7,917	7,937
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	5.000%	10/1/21	7,123	7,230
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.950%	2/1/22	3,899	3,831
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.500%	5/26/22	3,400	3,294
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.625%	7/1/22	3,250	3,258
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.300%	1/23/23	4,750	4,506
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.125%	7/3/23	2,500	2,431
Air Lease Corp.	2.125%	1/15/20	6,461	6,388
Air Lease Corp.	4.750%	3/1/20	1,449	1,467
Air Lease Corp.	2.500%	3/1/21	3,700	3,603
Air Lease Corp.	3.875%	4/1/21	3,405	3,410
Air Lease Corp.	3.375%	6/1/21	7,690	7,586
Air Lease Corp.	3.500%	1/15/22	1,375	1,355
Air Lease Corp.	3.750%	2/1/22	4,571	4,511
Air Lease Corp.	2.625%	7/1/22	2,934	2,783
Air Lease Corp.	2.750%	1/15/23	4,665	4,413
Air Lease Corp.	3.875%	7/3/23	7,070	6,920
Air Lease Corp.	3.000%	9/15/23	4,139	3,882
Aircastle Ltd.	5.125%	3/15/21	4,040	4,101
Aircastle Ltd.	5.500%	2/15/22	2,260	2,311
Aircastle Ltd.	5.000%	4/1/23	5,232	5,212
Aircastle Ltd.	4.400%	9/25/23	6,900	6,745
Ares Capital Corp.	3.875%	1/15/20	3,795	3,804
Ares Capital Corp.	3.625%	1/19/22	2,935	2,857
Ares Capital Corp.	3.500%	2/10/23	3,190	3,028
FS KKR Capital Corp.	4.250%	1/15/20	776	777
FS KKR Capital Corp.	4.750%	5/15/22	575	569
GATX Corp.	2.600%	3/30/20	3,100	3,078
GATX Corp.	3.900%	3/30/23	2,825	2,847
GE Capital International Funding Co. Unlimited Co.	2.342%	11/15/20	50,590	48,830
International Lease Finance Corp.	8.250%	12/15/20	11,361	12,196
International Lease Finance Corp.	4.625%	4/15/21	3,517	3,526
International Lease Finance Corp.	8.625%	1/15/22	4,964	5,513
International Lease Finance Corp.	5.875%	8/15/22	6,653	6,861
Insurance (1.0%)
AEGON Funding Co. LLC	5.750%	12/15/20	3,543	3,697
Aetna Inc.	4.125%	6/1/21	3,248	3,287

12

Vanguard® Short-Term Bond Index Fund

Schedule of Investments

December 31, 2018

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Aetna Inc.	2.750%	11/15/22	9,388	8,995
	Aetna Inc.	2.800%	6/15/23	8,738	8,298
	Aflac Inc.	4.000%	2/15/22	1,350	1,373
	Aflac Inc.	3.625%	6/15/23	4,700	4,746
	Alleghany Corp.	5.625%	9/15/20	950	982
	Alleghany Corp.	4.950%	6/27/22	4,038	4,215
4	Allstate Corp.	5.750%	8/15/53	6,710	6,534
	Alterra Finance LLC	6.250%	9/30/20	5,095	5,283
	American International Group Inc.	3.375%	8/15/20	3,892	3,890
	American International Group Inc.	6.400%	12/15/20	4,900	5,141
	American International Group Inc.	3.300%	3/1/21	9,930	9,879
	American International Group Inc.	4.875%	6/1/22	12,490	12,965
	Anthem Inc.	4.350%	8/15/20	10,880	11,051
	Anthem Inc.	2.500%	11/21/20	7,275	7,164
	Anthem Inc.	3.700%	8/15/21	3,800	3,825
	Anthem Inc.	3.125%	5/15/22	3,046	2,990
	Anthem Inc.	2.950%	12/1/22	5,405	5,261
	Anthem Inc.	3.300%	1/15/23	11,724	11,538
	Aon Corp.	5.000%	9/30/20	5,425	5,566
	Aon plc	2.800%	3/15/21	2,823	2,784
	Aon plc	4.000%	11/27/23	5,580	5,645
	Aspen Insurance Holdings Ltd.	4.650%	11/15/23	2,100	2,109
	Assurant Inc.	4.000%	3/15/23	3,600	3,581
	Assurant Inc.	4.200%	9/27/23	1,500	1,496
5	AXA Equitable Holdings Inc.	3.900%	4/20/23	11,057	10,958
	AXIS Specialty Finance LLC	5.875%	6/1/20	7,463	7,674
	Berkshire Hathaway Finance Corp.	2.900%	10/15/20	8,443	8,433
	Berkshire Hathaway Finance Corp.	4.250%	1/15/21	6,534	6,712
	Berkshire Hathaway Finance Corp.	3.000%	5/15/22	2,240	2,227
	Berkshire Hathaway Inc.	2.200%	3/15/21	8,289	8,154
	Berkshire Hathaway Inc.	3.750%	8/15/21	4,685	4,750
	Berkshire Hathaway Inc.	3.400%	1/31/22	5,552	5,599
	Berkshire Hathaway Inc.	3.000%	2/11/23	3,575	3,542
	Berkshire Hathaway Inc.	2.750%	3/15/23	9,190	9,001
	Chubb INA Holdings Inc.	2.300%	11/3/20	7,533	7,399
	Chubb INA Holdings Inc.	2.875%	11/3/22	2,550	2,520
	Chubb INA Holdings Inc.	2.700%	3/13/23	5,240	5,088
5	Cigna Corp.	3.200%	9/17/20	12,500	12,458
5	Cigna Corp.	3.400%	9/17/21	11,485	11,444
5	Cigna Corp.	3.750%	7/15/23	9,000	8,928
	Cigna Holding Co.	5.125%	6/15/20	4,675	4,806
	Cigna Holding Co.	4.375%	12/15/20	1,675	1,700
	Cigna Holding Co.	4.500%	3/15/21	2,375	2,438
	Cigna Holding Co.	4.000%	2/15/22	3,300	3,317
	CNA Financial Corp.	5.875%	8/15/20	2,640	2,735
	CNA Financial Corp.	5.750%	8/15/21	5,840	6,158
	Coventry Health Care Inc.	5.450%	6/15/21	3,134	3,241
	Enstar Group Ltd.	4.500%	3/10/22	2,225	2,228
	Fidelity National Financial Inc.	5.500%	9/1/22	2,035	2,125
	Hartford Financial Services Group Inc.	5.500%	3/30/20	2,729	2,790
	Hartford Financial Services Group Inc.	5.125%	4/15/22	7,936	8,275
	Humana Inc.	3.150%	12/1/22	775	750
	Humana Inc.	2.900%	12/15/22	5,231	5,065
	Lincoln National Corp.	6.250%	2/15/20	2,375	2,447
	Lincoln National Corp.	4.200%	3/15/22	100	102
	Lincoln National Corp.	4.000%	9/1/23	5,282	5,320
	Loews Corp.	2.625%	5/15/23	8,585	8,359
	Manulife Financial Corp.	4.900%	9/17/20	5,037	5,175
	Markel Corp.	4.900%	7/1/22	1,150	1,176
	Marsh & McLennan Cos. Inc.	2.350%	3/6/20	3,374	3,334
	Marsh & McLennan Cos. Inc.	4.800%	7/15/21	4,637	4,759
	Marsh & McLennan Cos. Inc.	2.750%	1/30/22	7,388	7,140
	Marsh & McLennan Cos. Inc.	3.300%	3/14/23	4,850	4,770
	MetLife Inc.	4.750%	2/8/21	4,523	4,635

13

Vanguard® Short-Term Bond Index Fund

Schedule of Investments

December 31, 2018

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	MetLife Inc.	3.048%	12/15/22	3,500	3,441
	MetLife Inc.	4.368%	9/15/23	4,251	4,416
	PartnerRe Finance B LLC	5.500%	6/1/20	3,665	3,779
	Primerica Inc.	4.750%	7/15/22	2,700	2,772
	Principal Financial Group Inc.	3.300%	9/15/22	1,000	984
	Principal Financial Group Inc.	3.125%	5/15/23	2,775	2,726
4	Principal Financial Group Inc.	4.700%	5/15/55	4,000	3,855
	Progressive Corp.	3.750%	8/23/21	5,754	5,805
	Prudential Financial Inc.	5.375%	6/21/20	5,135	5,294
	Prudential Financial Inc.	4.500%	11/15/20	2,300	2,360
	Prudential Financial Inc.	4.500%	11/16/21	6,860	7,091
4	Prudential Financial Inc.	5.875%	9/15/42	7,400	7,544
4	Prudential Financial Inc.	5.625%	6/15/43	7,260	7,160
	Reinsurance Group of America Inc.	5.000%	6/1/21	3,037	3,147
	Reinsurance Group of America Inc.	4.700%	9/15/23	3,670	3,821
	Torchmark Corp.	3.800%	9/15/22	63	63
	Travelers Cos. Inc.	3.900%	11/1/20	1,630	1,654
	Trinity Acquisition plc	3.500%	9/15/21	1,150	1,131
	UnitedHealth Group Inc.	2.700%	7/15/20	6,100	6,076
	UnitedHealth Group Inc.	1.950%	10/15/20	4,145	4,071
	UnitedHealth Group Inc.	3.875%	10/15/20	3,795	3,843
	UnitedHealth Group Inc.	4.700%	2/15/21	2,700	2,778
	UnitedHealth Group Inc.	2.125%	3/15/21	8,270	8,098
	UnitedHealth Group Inc.	3.150%	6/15/21	5,091	5,096
	UnitedHealth Group Inc.	2.875%	12/15/21	5,995	5,956
	UnitedHealth Group Inc.	2.875%	3/15/22	9,823	9,748
	UnitedHealth Group Inc.	3.350%	7/15/22	11,231	11,265
	UnitedHealth Group Inc.	2.375%	10/15/22	7,990	7,738
	UnitedHealth Group Inc.	2.750%	2/15/23	4,550	4,456
	UnitedHealth Group Inc.	2.875%	3/15/23	5,975	5,881
	UnitedHealth Group Inc.	3.500%	6/15/23	7,550	7,609
	Unum Group	5.625%	9/15/20	1,558	1,598
	Unum Group	3.000%	5/15/21	3,490	3,438
	Willis Towers Watson plc	5.750%	3/15/21	3,046	3,154
	WR Berkley Corp.	5.375%	9/15/20	1,100	1,131
	Other Finance (0.0%)
	ORIX Corp.	2.900%	7/18/22	3,445	3,361

	Real Estate Investment Trusts (0.6%)
	Alexandria Real Estate Equities Inc.	2.750%	1/15/20	2,598	2,577
	Alexandria Real Estate Equities Inc.	4.600%	4/1/22	1,434	1,470
	Alexandria Real Estate Equities Inc.	3.900%	6/15/23	6,800	6,845
	American Campus Communities Operating Partnership LP	3.350%	10/1/20	3,546	3,532
	American Campus Communities Operating Partnership LP	3.750%	4/15/23	2,134	2,118
	AvalonBay Communities Inc.	3.625%	10/1/20	4,520	4,541
	AvalonBay Communities Inc.	3.950%	1/15/21	1,125	1,138
	AvalonBay Communities Inc.	2.950%	9/15/22	1,564	1,542
	AvalonBay Communities Inc.	4.200%	12/15/23	2,600	2,683
	Boston Properties LP	5.625%	11/15/20	9,135	9,452
	Boston Properties LP	4.125%	5/15/21	6,174	6,241
	Boston Properties LP	3.850%	2/1/23	6,658	6,641
	Boston Properties LP	3.125%	9/1/23	3,580	3,463
	Brandywine Operating Partnership LP	3.950%	2/15/23	2,475	2,490
	Brixmor Operating Partnership LP	3.875%	8/15/22	5,975	5,958
	Brixmor Operating Partnership LP	3.250%	9/15/23	3,050	2,948
	Camden Property Trust	2.950%	12/15/22	3,800	3,724
	Corporate Office Properties LP	3.700%	6/15/21	1,970	1,957
	Corporate Office Properties LP	3.600%	5/15/23	2,650	2,572
	Digital Realty Trust LP	5.875%	2/1/20	2,451	2,502
	Digital Realty Trust LP	3.400%	10/1/20	2,760	2,749
	Digital Realty Trust LP	5.250%	3/15/21	13,430	13,825

14

Vanguard® Short-Term Bond Index Fund

Schedule of Investments

December 31, 2018

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Digital Realty Trust LP	3.950%	7/1/22	4,671	4,693
Digital Realty Trust LP	3.625%	10/1/22	4,825	4,788
Digital Realty Trust LP	2.750%	2/1/23	1,275	1,218
Duke Realty LP	3.875%	2/15/21	1,000	1,009
Duke Realty LP	3.875%	10/15/22	1,250	1,262
Duke Realty LP	3.625%	4/15/23	1,907	1,898
EPR Properties	5.750%	8/15/22	2,595	2,727
ERP Operating LP	4.750%	7/15/20	330	336
ERP Operating LP	4.625%	12/15/21	6,401	6,634
ERP Operating LP	3.000%	4/15/23	3,698	3,653
Essex Portfolio LP	5.200%	3/15/21	1,850	1,909
Essex Portfolio LP	3.250%	5/1/23	4,985	4,898
HCP Inc.	2.625%	2/1/20	8,812	8,762
HCP Inc.	3.150%	8/1/22	3,203	3,122
HCP Inc.	4.000%	12/1/22	5,985	5,977
HCP Inc.	4.250%	11/15/23	5,500	5,510
Healthcare Trust of America Holdings LP	3.375%	7/15/21	1,000	992
Healthcare Trust of America Holdings LP	2.950%	7/1/22	4,755	4,602
Healthcare Trust of America Holdings LP	3.700%	4/15/23	1,925	1,896
Highwoods Realty LP	3.200%	6/15/21	2,000	1,980
Hospitality Properties Trust	4.250%	2/15/21	3,205	3,211
Hospitality Properties Trust	5.000%	8/15/22	3,557	3,613
Hospitality Properties Trust	4.500%	6/15/23	2,616	2,627
Host Hotels & Resorts LP	6.000%	10/1/21	2,644	2,781
Host Hotels & Resorts LP	5.250%	3/15/22	2,025	2,116
Host Hotels & Resorts LP	4.750%	3/1/23	1,247	1,279
Host Hotels & Resorts LP	3.750%	10/15/23	4,775	4,645
Kimco Realty Corp.	3.200%	5/1/21	4,169	4,131
Kimco Realty Corp.	3.400%	11/1/22	2,100	2,068
Kimco Realty Corp.	3.125%	6/1/23	1,500	1,451
Liberty Property LP	4.750%	10/1/20	3,950	4,028
Liberty Property LP	4.125%	6/15/22	2,168	2,208
Liberty Property LP	3.375%	6/15/23	2,104	2,068
Mid-America Apartments LP	4.300%	10/15/23	2,475	2,526
National Retail Properties Inc.	3.800%	10/15/22	1,000	1,002
National Retail Properties Inc.	3.300%	4/15/23	4,210	4,126
Office Properties Income Trust	4.000%	7/15/22	5,000	4,916
Omega Healthcare Investors Inc.	4.375%	8/1/23	5,000	4,987
Piedmont Operating Partnership LP	3.400%	6/1/23	1,105	1,074
ProLogis LP	4.250%	8/15/23	6,150	6,353
Public Storage	2.370%	9/15/22	4,000	3,858
Realty Income Corp.	3.250%	10/15/22	15,622	15,442
Realty Income Corp.	4.650%	8/1/23	1,875	1,951
Regency Centers Corp.	3.750%	11/15/22	425	424
Regency Centers LP	4.800%	4/15/21	2,475	2,530
Select Income REIT	3.600%	2/1/20	234	233
Simon Property Group LP	2.500%	9/1/20	4,660	4,612
Simon Property Group LP	4.375%	3/1/21	7,260	7,429
Simon Property Group LP	2.500%	7/15/21	2,650	2,607
Simon Property Group LP	4.125%	12/1/21	3,185	3,265
Simon Property Group LP	2.350%	1/30/22	6,474	6,298
Simon Property Group LP	3.375%	3/15/22	1,112	1,111
Simon Property Group LP	2.625%	6/15/22	6,525	6,350
Simon Property Group LP	2.750%	6/1/23	7,855	7,620
SITE Centers Corp.	4.625%	7/15/22	2,145	2,200
SL Green Operating Partnership LP	3.250%	10/15/22	2,350	2,271
SL Green Realty Corp.	7.750%	3/15/20	2,500	2,639
SL Green Realty Corp.	4.500%	12/1/22	1,225	1,234
UDR Inc.	3.700%	10/1/20	6,400	6,422
UDR Inc.	4.625%	1/10/22	225	231
Ventas Realty LP	3.100%	1/15/23	1,460	1,420
Ventas Realty LP	3.125%	6/15/23	6,763	6,570
Ventas Realty LP / Ventas Capital Corp.	2.700%	4/1/20	398	394
Ventas Realty LP / Ventas Capital Corp.	4.250%	3/1/22	2,950	3,003

15

Vanguard® Short-Term Bond Index Fund

Schedule of Investments

December 31, 2018

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Ventas Realty LP / Ventas Capital Corp.	3.250%	8/15/22	8,058	7,945
VEREIT Operating Partnership LP	4.125%	6/1/21	5,111	5,148
Washington REIT	4.950%	10/1/20	1,700	1,727
Weingarten Realty Investors	3.500%	4/15/23	1,250	1,229
Welltower Inc.	6.125%	4/15/20	2,802	2,892
Welltower Inc.	4.950%	1/15/21	4,500	4,609
Welltower Inc.	5.250%	1/15/22	525	546
Welltower Inc.	3.750%	3/15/23	6,275	6,261
Welltower Inc.	3.950%	9/1/23	3,750	3,756
				5,970,002
Industrial (14.4%)
Basic Industry (0.6%)
Air Products & Chemicals Inc.	3.000%	11/3/21	2,050	2,043
Airgas Inc.	2.375%	2/15/20	1,300	1,287
ArcelorMittal	5.125%	6/1/20	5,000	5,083
ArcelorMittal	5.500%	3/1/21	2,250	2,315
ArcelorMittal	6.250%	2/25/22	6,500	6,874
Barrick Gold Corp.	3.850%	4/1/22	575	582
BHP Billiton Finance USA Ltd.	2.875%	2/24/22	5,000	4,956
BHP Billiton Finance USA Ltd.	3.850%	9/30/23	3,875	3,970
Cabot Corp.	3.700%	7/15/22	2,815	2,832
Celanese US Holdings LLC	5.875%	6/15/21	6,182	6,485
Celanese US Holdings LLC	4.625%	11/15/22	410	418
Celulosa Arauco y Constitucion SA	7.250%	7/29/19	2,850	2,918
Celulosa Arauco y Constitucion SA	4.750%	1/11/22	8,300	8,405
Domtar Corp.	4.400%	4/1/22	660	663
Dow Chemical Co.	4.250%	11/15/20	6,884	6,984
Dow Chemical Co.	4.125%	11/15/21	13,892	14,089
Dow Chemical Co.	3.000%	11/15/22	8,785	8,520
DowDuPont Inc.	3.766%	11/15/20	13,600	13,733
DowDuPont Inc.	4.205%	11/15/23	20,000	20,433
Eastman Chemical Co.	2.700%	1/15/20	3,018	2,988
Eastman Chemical Co.	4.500%	1/15/21	155	157
Eastman Chemical Co.	3.500%	12/1/21	2,789	2,807
Eastman Chemical Co.	3.600%	8/15/22	3,744	3,767
Ecolab Inc.	2.250%	1/12/20	3,220	3,189
Ecolab Inc.	4.350%	12/8/21	7,707	7,936
Ecolab Inc.	2.375%	8/10/22	6,150	5,934
Ecolab Inc.	3.250%	1/14/23	1,500	1,493
EI du Pont de Nemours & Co.	2.200%	5/1/20	9,450	9,372
FMC Corp.	3.950%	2/1/22	3,235	3,230
Goldcorp Inc.	3.625%	6/9/21	8,400	8,378
Goldcorp Inc.	3.700%	3/15/23	3,152	3,122
International Flavors & Fragrances Inc.	3.400%	9/25/20	3,068	3,066
International Paper Co.	7.500%	8/15/21	3,165	3,496
International Paper Co.	4.750%	2/15/22	3,643	3,776
Kinross Gold Corp.	5.125%	9/1/21	3,090	3,102
LyondellBasell Industries NV	6.000%	11/15/21	13,266	14,036
Mosaic Co.	3.750%	11/15/21	3,870	3,891
Mosaic Co.	3.250%	11/15/22	5,685	5,479
Mosaic Co.	4.250%	11/15/23	6,550	6,579
NewMarket Corp.	4.100%	12/15/22	1,675	1,699
Newmont Mining Corp.	3.500%	3/15/22	2,351	2,324
Nucor Corp.	4.125%	9/15/22	3,000	3,078
Nucor Corp.	4.000%	8/1/23	6,614	6,667
Nutrien Ltd.	4.875%	3/30/20	1,800	1,832
Nutrien Ltd.	3.150%	10/1/22	6,791	6,556
Nutrien Ltd.	3.500%	6/1/23	7,198	7,048
Packaging Corp. of America	2.450%	12/15/20	6,614	6,495
Packaging Corp. of America	3.900%	6/15/22	1,900	1,947
Packaging Corp. of America	4.500%	11/1/23	5,497	5,624
PPG Industries Inc.	3.600%	11/15/20	6,350	6,394
Praxair Inc.	2.250%	9/24/20	9,850	9,696

16

Vanguard® Short-Term Bond Index Fund

Schedule of Investments

December 31, 2018

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Praxair Inc.	4.050%	3/15/21	2,075	2,122
	Praxair Inc.	3.000%	9/1/21	3,295	3,268
	Praxair Inc.	2.450%	2/15/22	5,109	5,017
	Praxair Inc.	2.200%	8/15/22	5,495	5,302
	Praxair Inc.	2.700%	2/21/23	2,300	2,254
	Rayonier Inc.	3.750%	4/1/22	1,550	1,528
	Reliance Steel & Aluminum Co.	4.500%	4/15/23	300	302
	RPM International Inc.	3.450%	11/15/22	425	419
	Sasol Financing International Ltd.	4.500%	11/14/22	6,800	6,592
	Sherwin-Williams Co.	2.250%	5/15/20	11,321	11,101
	Sherwin-Williams Co.	2.750%	6/1/22	7,068	6,844
	Southern Copper Corp.	5.375%	4/16/20	2,652	2,710
	Southern Copper Corp.	3.500%	11/8/22	2,025	1,978
	Vale Overseas Ltd.	5.875%	6/10/21	6,945	7,292
	Vale Overseas Ltd.	4.375%	1/11/22	8,482	8,620
	WestRock RKT Co.	3.500%	3/1/20	2,854	2,847
	WestRock RKT Co.	4.900%	3/1/22	100	103
	WestRock RKT Co.	4.000%	3/1/23	850	839
	Weyerhaeuser Co.	4.700%	3/15/21	5,010	5,117
	Capital Goods (1.4%)
	3M Co.	2.000%	8/7/20	3,575	3,531
	3M Co.	1.625%	9/19/21	5,685	5,489
	3M Co.	2.000%	6/26/22	3,240	3,126
	3M Co.	2.250%	3/15/23	5,925	5,732
	ABB Finance USA Inc.	2.800%	4/3/20	1,360	1,355
	ABB Finance USA Inc.	2.875%	5/8/22	7,018	6,864
	ABB Finance USA Inc.	3.375%	4/3/23	500	498
	Bemis Co. Inc.	4.500%	10/15/21	3,050	3,139
	Boeing Co.	4.875%	2/15/20	6,095	6,217
	Boeing Co.	1.650%	10/30/20	4,830	4,718
	Boeing Co.	8.750%	8/15/21	1,000	1,135
	Boeing Co.	2.350%	10/30/21	8,950	8,775
	Boeing Co.	2.125%	3/1/22	4,150	4,013
	Boeing Co.	2.800%	3/1/23	6,350	6,247
	Boeing Co.	1.875%	6/15/23	3,610	3,422
	Carlisle Cos. Inc.	3.750%	11/15/22	2,650	2,627
	Caterpillar Financial Services Corp.	2.100%	1/10/20	1,300	1,291
	Caterpillar Financial Services Corp.	2.000%	3/5/20	6,220	6,157
	Caterpillar Financial Services Corp.	2.950%	5/15/20	930	928
	Caterpillar Financial Services Corp.	1.850%	9/4/20	9,768	9,614
	Caterpillar Financial Services Corp.	2.500%	11/13/20	3,500	3,470
	Caterpillar Financial Services Corp.	1.700%	8/9/21	11,200	10,779
	Caterpillar Financial Services Corp.	2.750%	8/20/21	350	347
	Caterpillar Financial Services Corp.	3.150%	9/7/21	2,000	2,006
	Caterpillar Financial Services Corp.	1.931%	10/1/21	6,438	6,240
	Caterpillar Financial Services Corp.	2.850%	6/1/22	5,670	5,594
	Caterpillar Financial Services Corp.	2.400%	6/6/22	3,700	3,611
	Caterpillar Financial Services Corp.	2.550%	11/29/22	5,275	5,120
	Caterpillar Financial Services Corp.	3.450%	5/15/23	5,000	4,998
	Caterpillar Financial Services Corp.	3.750%	11/24/23	5,000	5,094
	Caterpillar Financial Services Corp.	3.650%	12/7/23	2,500	2,531
	Caterpillar Inc.	3.900%	5/27/21	9,345	9,510
	Caterpillar Inc.	2.600%	6/26/22	7,190	7,036
	CNH Industrial Capital LLC	4.375%	11/6/20	6,961	7,005
	CNH Industrial Capital LLC	4.875%	4/1/21	6,146	6,207
	CNH Industrial Capital LLC	3.875%	10/15/21	2,395	2,377
	CNH Industrial Capital LLC	4.375%	4/5/22	4,840	4,840
	CNH Industrial NV	4.500%	8/15/23	5,770	5,818
	CRH America Inc.	5.750%	1/15/21	450	462
	Deere & Co.	2.600%	6/8/22	10,258	10,024
	Dover Corp.	4.300%	3/1/21	4,200	4,295
	Eaton Corp.	2.750%	11/2/22	8,360	8,097
5	Embraer Overseas Ltd.	5.696%	9/16/23	1,400	1,459

17

Vanguard® Short-Term Bond Index Fund

Schedule of Investments

December 31, 2018

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Embraer SA	5.150%	6/15/22	400	413
Emerson Electric Co.	4.250%	11/15/20	775	790
Emerson Electric Co.	2.625%	12/1/21	4,480	4,398
Emerson Electric Co.	2.625%	2/15/23	2,275	2,204
FLIR Systems Inc.	3.125%	6/15/21	2,325	2,285
Flowserve Corp.	3.500%	9/15/22	4,625	4,560
Flowserve Corp.	4.000%	11/15/23	50	50
Fortive Corp.	2.350%	6/15/21	6,400	6,226
Fortune Brands Home & Security Inc.	3.000%	6/15/20	3,000	2,957
Fortune Brands Home & Security Inc.	4.000%	9/21/23	3,500	3,484
General Dynamics Corp.	2.875%	5/11/20	19,100	19,108
General Dynamics Corp.	3.000%	5/11/21	11,100	11,102
General Dynamics Corp.	3.875%	7/15/21	3,805	3,863
General Dynamics Corp.	2.250%	11/15/22	6,802	6,555
General Dynamics Corp.	3.375%	5/15/23	7,359	7,397
General Dynamics Corp.	1.875%	8/15/23	5,704	5,322
General Electric Co.	5.500%	1/8/20	9,876	9,992
General Electric Co.	2.200%	1/9/20	12,636	12,432
General Electric Co.	5.550%	5/4/20	7,531	7,651
General Electric Co.	4.375%	9/16/20	10,548	10,540
General Electric Co.	4.625%	1/7/21	9,036	9,061
General Electric Co.	5.300%	2/11/21	7,712	7,742
General Electric Co.	4.650%	10/17/21	17,453	17,516
General Electric Co.	2.700%	10/9/22	8,616	8,002
General Electric Co.	3.100%	1/9/23	8,325	7,779
Harris Corp.	2.700%	4/27/20	1,563	1,550
Honeywell International Inc.	4.250%	3/1/21	5,200	5,331
Honeywell International Inc.	1.850%	11/1/21	14,025	13,558
Illinois Tool Works Inc.	3.375%	9/15/21	4,075	4,102
Ingersoll-Rand Global Holding Co. Ltd.	4.250%	6/15/23	7,701	7,887
Ingersoll-Rand Luxembourg Finance SA	2.625%	5/1/20	2,115	2,087
John Deere Capital Corp.	1.700%	1/15/20	350	345
John Deere Capital Corp.	2.050%	3/10/20	5,200	5,145
John Deere Capital Corp.	2.200%	3/13/20	2,031	2,012
John Deere Capital Corp.	1.950%	6/22/20	4,555	4,485
John Deere Capital Corp.	2.375%	7/14/20	2,500	2,474
John Deere Capital Corp.	2.450%	9/11/20	2,894	2,857
John Deere Capital Corp.	2.350%	1/8/21	200	197
John Deere Capital Corp.	2.550%	1/8/21	2,250	2,221
John Deere Capital Corp.	2.800%	3/4/21	3,000	2,981
John Deere Capital Corp.	2.875%	3/12/21	3,700	3,681
John Deere Capital Corp.	3.900%	7/12/21	3,585	3,648
John Deere Capital Corp.	3.125%	9/10/21	1,000	1,002
John Deere Capital Corp.	3.150%	10/15/21	2,615	2,612
John Deere Capital Corp.	2.650%	1/6/22	4,602	4,517
John Deere Capital Corp.	2.750%	3/15/22	655	643
John Deere Capital Corp.	2.150%	9/8/22	5,650	5,406
John Deere Capital Corp.	2.700%	1/6/23	7,950	7,758
John Deere Capital Corp.	2.800%	1/27/23	6,800	6,644
John Deere Capital Corp.	2.800%	3/6/23	14,503	14,151
John Deere Capital Corp.	3.450%	6/7/23	4,515	4,519
John Deere Capital Corp.	3.650%	10/12/23	6,700	6,756
Johnson Controls International plc	5.000%	3/30/20	1,575	1,606
Johnson Controls International plc	4.250%	3/1/21	4,664	4,728
Johnson Controls International plc	3.750%	12/1/21	1,377	1,388
Kennametal Inc.	3.875%	2/15/22	575	568
L3 Technologies Inc.	4.950%	2/15/21	5,116	5,231
L3 Technologies Inc.	3.850%	6/15/23	8,450	8,440
Lennox International Inc.	3.000%	11/15/23	2,000	1,863
Lockheed Martin Corp.	2.500%	11/23/20	7,140	7,055
Lockheed Martin Corp.	3.350%	9/15/21	5,686	5,709
Lockheed Martin Corp.	3.100%	1/15/23	2,358	2,334
Masco Corp.	7.125%	3/15/20	534	556
Masco Corp.	3.500%	4/1/21	2,710	2,700

18

Vanguard® Short-Term Bond Index Fund

Schedule of Investments

December 31, 2018

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Masco Corp.	5.950%	3/15/22	823	865
Mohawk Industries Inc.	3.850%	2/1/23	4,325	4,324
Northrop Grumman Corp.	2.080%	10/15/20	2,803	2,749
Northrop Grumman Corp.	3.500%	3/15/21	5,951	5,966
Northrop Grumman Corp.	2.550%	10/15/22	2,358	2,284
Northrop Grumman Corp.	3.250%	8/1/23	13,783	13,463
Nvent Finance Sarl	3.950%	4/15/23	1,000	981
Owens Corning	4.200%	12/15/22	3,797	3,774
Precision Castparts Corp.	2.250%	6/15/20	7,250	7,166
Precision Castparts Corp.	2.500%	1/15/23	7,060	6,865
Raytheon Co.	4.400%	2/15/20	4,400	4,468
Raytheon Co.	3.125%	10/15/20	6,553	6,565
Raytheon Co.	2.500%	12/15/22	6,613	6,414
Republic Services Inc.	5.000%	3/1/20	9,558	9,733
Republic Services Inc.	5.250%	11/15/21	2,729	2,867
Republic Services Inc.	3.550%	6/1/22	7,090	7,088
Republic Services Inc.	4.750%	5/15/23	1,663	1,740
Rockwell Automation Inc.	2.050%	3/1/20	5,850	5,785
Rockwell Collins Inc.	2.800%	3/15/22	6,362	6,152
Roper Technologies Inc.	3.000%	12/15/20	4,387	4,346
Roper Technologies Inc.	2.800%	12/15/21	8,751	8,581
Roper Technologies Inc.	3.125%	11/15/22	5,912	5,787
Spirit AeroSystems Inc.	3.950%	6/15/23	7,945	7,924
Stanley Black & Decker Inc.	3.400%	12/1/21	4,000	4,007
Stanley Black & Decker Inc.	2.900%	11/1/22	4,130	4,020
United Technologies Corp.	1.900%	5/4/20	6,285	6,171
United Technologies Corp.	3.350%	8/16/21	8,450	8,421
United Technologies Corp.	1.950%	11/1/21	6,540	6,264
United Technologies Corp.	3.100%	6/1/22	17,571	17,100
United Technologies Corp.	3.650%	8/16/23	19,000	18,850
Waste Management Inc.	4.750%	6/30/20	5,172	5,287
Waste Management Inc.	4.600%	3/1/21	2,678	2,738
Waste Management Inc.	2.900%	9/15/22	7,111	7,003
Waste Management Inc.	2.400%	5/15/23	4,207	4,025
Xylem Inc.	4.875%	10/1/21	5,384	5,548
Communication (1.6%)
21st Century Fox America Inc.	5.650%	8/15/20	2,808	2,924
21st Century Fox America Inc.	4.500%	2/15/21	6,225	6,346
21st Century Fox America Inc.	3.000%	9/15/22	7,475	7,393
Activision Blizzard Inc.	2.300%	9/15/21	9,193	8,909
America Movil SAB de CV	5.000%	3/30/20	14,978	15,242
America Movil SAB de CV	3.125%	7/16/22	11,078	10,855
American Tower Corp.	2.800%	6/1/20	4,369	4,337
American Tower Corp.	5.050%	9/1/20	4,823	4,943
American Tower Corp.	3.300%	2/15/21	5,925	5,881
American Tower Corp.	3.450%	9/15/21	6,954	6,896
American Tower Corp.	5.900%	11/1/21	6,379	6,717
American Tower Corp.	2.250%	1/15/22	4,380	4,197
American Tower Corp.	4.700%	3/15/22	3,579	3,671
American Tower Corp.	3.500%	1/31/23	11,227	11,017
American Tower Corp.	3.000%	6/15/23	3,750	3,611
AT&T Inc.	5.200%	3/15/20	7,186	7,325
AT&T Inc.	2.450%	6/30/20	19,487	19,237
AT&T Inc.	4.600%	2/15/21	7,707	7,885
AT&T Inc.	2.800%	2/17/21	15,713	15,496
AT&T Inc.	5.000%	3/1/21	8,094	8,360
AT&T Inc.	4.450%	5/15/21	7,689	7,859
AT&T Inc.	3.875%	8/15/21	9,629	9,711
AT&T Inc.	3.000%	2/15/22	11,021	10,812
AT&T Inc.	3.200%	3/1/22	8,855	8,740
AT&T Inc.	3.800%	3/15/22	6,485	6,505
AT&T Inc.	3.000%	6/30/22	15,200	14,826
AT&T Inc.	3.600%	2/17/23	8,050	7,980

19

Vanguard® Short-Term Bond Index Fund

Schedule of Investments

December 31, 2018

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	British Telecommunications plc	4.500%	12/4/23	4,700	4,754
	CBS Corp.	4.300%	2/15/21	1,775	1,799
	CBS Corp.	3.375%	3/1/22	5,170	5,110
	CBS Corp.	2.500%	2/15/23	5,350	5,049
	CBS Corp.	2.900%	6/1/23	2,225	2,118
	CC Holdings GS V LLC / Crown Castle GS III Corp.	3.849%	4/15/23	15,935	15,774
	Charter Communications Operating LLC / Charter Communications Operating Capital	3.579%	7/23/20	14,576	14,573
	Charter Communications Operating LLC / Charter Communications Operating Capital	4.464%	7/23/22	24,736	24,975
	Comcast Cable Communications Holdings Inc.	9.455%	11/15/22	6,639	8,025
	Comcast Corp.	5.150%	3/1/20	12,284	12,590
	Comcast Corp.	3.300%	10/1/20	19,250	19,285
	Comcast Corp.	3.450%	10/1/21	14,100	14,225
	Comcast Corp.	1.625%	1/15/22	4,956	4,724
	Comcast Corp.	3.125%	7/15/22	4,724	4,688
	Comcast Corp.	2.850%	1/15/23	626	610
	Comcast Corp.	2.750%	3/1/23	7,500	7,267
	Crown Castle International Corp.	3.400%	2/15/21	7,710	7,677
	Crown Castle International Corp.	2.250%	9/1/21	5,726	5,524
	Crown Castle International Corp.	4.875%	4/15/22	7,091	7,298
	Crown Castle International Corp.	5.250%	1/15/23	13,331	13,856
5	Discovery Communications LLC	2.800%	6/15/20	3,752	3,713
	Discovery Communications LLC	4.375%	6/15/21	2,653	2,696
	Discovery Communications LLC	3.300%	5/15/22	4,396	4,312
5	Discovery Communications LLC	3.500%	6/15/22	5,907	5,830
	Discovery Communications LLC	2.950%	3/20/23	14,920	14,229
	Discovery Communications LLC	3.250%	4/1/23	1,950	1,885
	Electronic Arts Inc.	3.700%	3/1/21	4,600	4,635
	Interpublic Group of Cos. Inc.	3.500%	10/1/20	4,700	4,691
	Interpublic Group of Cos. Inc.	3.750%	10/1/21	4,550	4,585
	Interpublic Group of Cos. Inc.	3.750%	2/15/23	5,700	5,583
	Moody’s Corp.	5.500%	9/1/20	3,454	3,577
	Moody’s Corp.	3.250%	6/7/21	4,320	4,305
	Moody’s Corp.	2.750%	12/15/21	3,491	3,424
	Moody’s Corp.	4.500%	9/1/22	795	816
	Moody’s Corp.	2.625%	1/15/23	2,473	2,374
	NBCUniversal Media LLC	5.150%	4/30/20	19,724	20,280
	NBCUniversal Media LLC	4.375%	4/1/21	12,140	12,415
	NBCUniversal Media LLC	2.875%	1/15/23	7,879	7,710
	Omnicom Group Inc./ Omnicom Capital Inc.	4.450%	8/15/20	7,485	7,611
	Omnicom Group Inc./ Omnicom Capital Inc.	3.625%	5/1/22	11,375	11,185
	Orange SA	4.125%	9/14/21	7,478	7,628
	RELX Capital Inc.	3.125%	10/15/22	3,907	3,837
	RELX Capital Inc.	3.500%	3/16/23	8,000	7,910
	Rogers Communications Inc.	3.000%	3/15/23	3,600	3,532
	Rogers Communications Inc.	4.100%	10/1/23	6,750	6,879
	S&P Global Inc.	3.300%	8/14/20	6,070	6,081
	Telefonica Emisiones SAU	5.134%	4/27/20	11,208	11,434
	Telefonica Emisiones SAU	5.462%	2/16/21	16,822	17,434
	Thomson Reuters Corp.	4.300%	11/23/23	4,200	4,278
	Time Warner Cable LLC	5.000%	2/1/20	8,260	8,373
	Time Warner Cable LLC	4.125%	2/15/21	5,495	5,512
	Time Warner Cable LLC	4.000%	9/1/21	7,029	6,986
	Time Warner Entertainment Co. LP	8.375%	3/15/23	8,101	9,227
	Verizon Communications Inc.	2.625%	2/21/20	8,321	8,288
	Verizon Communications Inc.	3.450%	3/15/21	9,215	9,256
	Verizon Communications Inc.	4.600%	4/1/21	8,757	9,026
	Verizon Communications Inc.	1.750%	8/15/21	6,625	6,392
	Verizon Communications Inc.	3.000%	11/1/21	10,342	10,264
	Verizon Communications Inc.	3.500%	11/1/21	12,433	12,543
	Verizon Communications Inc.	3.125%	3/16/22	9,708	9,640
	Verizon Communications Inc.	2.450%	11/1/22	8,075	7,811
	Verizon Communications Inc.	5.150%	9/15/23	30,450	32,435

20

Vanguard® Short-Term Bond Index Fund

Schedule of Investments

December 31, 2018

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Viacom Inc.	3.875%	12/15/21	6,616	6,643
	Viacom Inc.	4.250%	9/1/23	5,590	5,529
	Vodafone Group plc	4.375%	3/16/21	3,305	3,378
	Vodafone Group plc	2.500%	9/26/22	7,531	7,199
	Vodafone Group plc	2.950%	2/19/23	12,523	12,046
	Vodafone Group plc	3.750%	1/16/24	2,000	1,971
	Walt Disney Co.	1.950%	3/4/20	5,215	5,167
	Walt Disney Co.	1.800%	6/5/20	8,983	8,843
	Walt Disney Co.	2.150%	9/17/20	7,500	7,414
	Walt Disney Co.	2.300%	2/12/21	5,489	5,413
	Walt Disney Co.	3.750%	6/1/21	3,941	4,001
	Walt Disney Co.	2.750%	8/16/21	5,725	5,669
	Walt Disney Co.	2.550%	2/15/22	1,850	1,821
	Walt Disney Co.	2.450%	3/4/22	3,050	2,984
	Warner Media LLC	4.700%	1/15/21	5,963	6,082
	Warner Media LLC	4.750%	3/29/21	6,147	6,302
	Warner Media LLC	4.000%	1/15/22	3,000	3,015
	Warner Media LLC	3.400%	6/15/22	4,000	3,954
	Warner Media LLC	4.050%	12/15/23	3,600	3,592
	WPP Finance 2010	4.750%	11/21/21	9,997	10,172
	WPP Finance 2010	3.625%	9/7/22	2,433	2,356
	Consumer Cyclical (2.1%)
	Advance Auto Parts Inc.	5.750%	5/1/20	1,190	1,222
	Advance Auto Parts Inc.	4.500%	12/1/23	2,571	2,614
	Alibaba Group Holding Ltd.	3.125%	11/28/21	10,350	10,234
	Alibaba Group Holding Ltd.	2.800%	6/6/23	2,000	1,934
	Amazon.com Inc.	1.900%	8/21/20	7,225	7,121
5	Amazon.com Inc.	1.900%	8/21/20	1,250	1,232
	Amazon.com Inc.	3.300%	12/5/21	6,825	6,897
	Amazon.com Inc.	2.500%	11/29/22	7,696	7,520
	Amazon.com Inc.	2.400%	2/22/23	7,100	6,842
	American Honda Finance Corp.	2.000%	2/14/20	6,484	6,408
	American Honda Finance Corp.	2.150%	3/13/20	4,250	4,200
	American Honda Finance Corp.	1.950%	7/20/20	6,770	6,655
	American Honda Finance Corp.	2.450%	9/24/20	9,971	9,848
	American Honda Finance Corp.	2.650%	2/12/21	6,606	6,499
	American Honda Finance Corp.	1.650%	7/12/21	9,619	9,250
	American Honda Finance Corp.	1.700%	9/9/21	7,478	7,174
	American Honda Finance Corp.	3.375%	12/10/21	3,670	3,689
	American Honda Finance Corp.	2.600%	11/16/22	4,750	4,619
	American Honda Finance Corp.	3.450%	7/14/23	4,000	4,001
	American Honda Finance Corp.	3.625%	10/10/23	2,000	2,014
	Aptiv plc	3.150%	11/19/20	3,700	3,681
	Automatic Data Processing Inc.	2.250%	9/15/20	9,887	9,794
	AutoNation Inc.	5.500%	2/1/20	1,623	1,657
	AutoNation Inc.	3.350%	1/15/21	5,650	5,579
	AutoZone Inc.	4.000%	11/15/20	975	983
	AutoZone Inc.	2.500%	4/15/21	900	879
	AutoZone Inc.	3.700%	4/15/22	1,591	1,588
	AutoZone Inc.	2.875%	1/15/23	3,000	2,888
	Best Buy Co. Inc.	5.500%	3/15/21	1,650	1,704
	Block Financial LLC	4.125%	10/1/20	6,000	6,020
	Block Financial LLC	5.500%	11/1/22	2,500	2,554
	Booking Holdings Inc.	2.750%	3/15/23	5,928	5,691
	BorgWarner Inc.	4.625%	9/15/20	450	458
	Carnival Corp.	3.950%	10/15/20	3,097	3,134
	Choice Hotels International Inc.	5.750%	7/1/22	2,750	2,863
	Costco Wholesale Corp.	1.750%	2/15/20	3,533	3,486
	Costco Wholesale Corp.	2.150%	5/18/21	8,145	7,995
	Costco Wholesale Corp.	2.250%	2/15/22	2,483	2,423
	Costco Wholesale Corp.	2.300%	5/18/22	8,637	8,439
	Cummins Inc.	3.650%	10/1/23	3,391	3,443
	Dollar General Corp.	3.250%	4/15/23	12,060	11,717

21

Vanguard® Short-Term Bond Index Fund

Schedule of Investments

December 31, 2018

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Dollar Tree Inc.	3.700%	5/15/23	7,825	7,611
DR Horton Inc.	2.550%	12/1/20	7,283	7,131
DR Horton Inc.	4.375%	9/15/22	1,033	1,042
DR Horton Inc.	4.750%	2/15/23	2,850	2,866
eBay Inc.	2.150%	6/5/20	5,200	5,125
eBay Inc.	3.250%	10/15/20	700	697
eBay Inc.	2.875%	8/1/21	5,075	5,000
eBay Inc.	3.800%	3/9/22	5,402	5,413
eBay Inc.	2.600%	7/15/22	7,603	7,317
eBay Inc.	2.750%	1/30/23	7,184	6,905
Expedia Group Inc.	5.950%	8/15/20	6,822	7,047
Family Dollar Stores Inc.	5.000%	2/1/21	250	255
Ford Motor Credit Co. LLC	2.681%	1/9/20	9,800	9,654
Ford Motor Credit Co. LLC	8.125%	1/15/20	10,450	10,795
Ford Motor Credit Co. LLC	2.459%	3/27/20	7,290	7,118
Ford Motor Credit Co. LLC	3.157%	8/4/20	7,160	7,005
Ford Motor Credit Co. LLC	2.343%	11/2/20	10,600	10,179
Ford Motor Credit Co. LLC	3.200%	1/15/21	6,165	5,977
Ford Motor Credit Co. LLC	5.750%	2/1/21	9,525	9,700
Ford Motor Credit Co. LLC	3.336%	3/18/21	16,790	16,261
Ford Motor Credit Co. LLC	5.875%	8/2/21	7,895	8,084
Ford Motor Credit Co. LLC	3.813%	10/12/21	9,125	8,864
Ford Motor Credit Co. LLC	3.219%	1/9/22	4,566	4,292
Ford Motor Credit Co. LLC	3.339%	3/28/22	15,450	14,540
Ford Motor Credit Co. LLC	2.979%	8/3/22	7,900	7,288
Ford Motor Credit Co. LLC	4.250%	9/20/22	9,585	9,208
Ford Motor Credit Co. LLC	3.096%	5/4/23	2,085	1,882
Ford Motor Credit Co. LLC	4.375%	8/6/23	5,150	4,887
Ford Motor Credit Co. LLC	3.810%	1/9/24	8,000	7,315
General Motors Co.	4.875%	10/2/23	8,354	8,372
General Motors Financial Co. Inc.	3.150%	1/15/20	6,270	6,217
General Motors Financial Co. Inc.	2.650%	4/13/20	3,225	3,167
General Motors Financial Co. Inc.	3.200%	7/13/20	22,499	22,164
General Motors Financial Co. Inc.	2.450%	11/6/20	7,541	7,310
General Motors Financial Co. Inc.	3.700%	11/24/20	7,526	7,462
General Motors Financial Co. Inc.	4.200%	3/1/21	11,389	11,334
General Motors Financial Co. Inc.	3.550%	4/9/21	7,540	7,424
General Motors Financial Co. Inc.	3.200%	7/6/21	12,813	12,515
General Motors Financial Co. Inc.	4.375%	9/25/21	12,219	12,270
General Motors Financial Co. Inc.	3.450%	1/14/22	12,736	12,248
General Motors Financial Co. Inc.	3.450%	4/10/22	14,517	13,903
General Motors Financial Co. Inc.	3.150%	6/30/22	5,563	5,259
General Motors Financial Co. Inc.	3.250%	1/5/23	1,425	1,341
General Motors Financial Co. Inc.	3.700%	5/9/23	9,215	8,733
General Motors Financial Co. Inc.	4.250%	5/15/23	6,421	6,187
General Motors Financial Co. Inc.	4.150%	6/19/23	5,400	5,202
GLP Capital LP / GLP Financing II Inc.	4.875%	11/1/20	7,825	7,864
GLP Capital LP / GLP Financing II Inc.	4.375%	4/15/21	1,400	1,393
Home Depot Inc.	1.800%	6/5/20	5,249	5,173
Home Depot Inc.	3.950%	9/15/20	1,300	1,319
Home Depot Inc.	2.000%	4/1/21	12,306	12,046
Home Depot Inc.	4.400%	4/1/21	7,733	7,966
Home Depot Inc.	3.250%	3/1/22	4,000	4,030
Home Depot Inc.	2.625%	6/1/22	8,969	8,844
Home Depot Inc.	2.700%	4/1/23	6,562	6,464
IHS Markit Ltd.	4.125%	8/1/23	1,415	1,394
JD.com Inc.	3.125%	4/29/21	3,700	3,579
Kohl’s Corp.	4.000%	11/1/21	2,438	2,475
Kohl’s Corp.	3.250%	2/1/23	1,360	1,297
Lowe’s Cos. Inc.	4.625%	4/15/20	10,230	10,338
Lowe’s Cos. Inc.	3.750%	4/15/21	4,908	4,936
Lowe’s Cos. Inc.	3.800%	11/15/21	2,982	3,013
Lowe’s Cos. Inc.	3.120%	4/15/22	4,364	4,296
Lowe’s Cos. Inc.	3.875%	9/15/23	3,300	3,301

22

Vanguard® Short-Term Bond Index Fund

Schedule of Investments

December 31, 2018

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Macy’s Retail Holdings Inc.	3.450%	1/15/21	3,050	3,021
	Macy’s Retail Holdings Inc.	3.875%	1/15/22	825	812
	Macy’s Retail Holdings Inc.	2.875%	2/15/23	9,425	8,718
	Macy’s Retail Holdings Inc.	4.375%	9/1/23	2,735	2,688
	Marriott International Inc.	3.375%	10/15/20	3,876	3,849
	Marriott International Inc.	2.875%	3/1/21	1,625	1,599
	Marriott International Inc.	3.125%	10/15/21	3,725	3,684
	Marriott International Inc.	2.300%	1/15/22	3,365	3,225
	Marriott International Inc.	3.250%	9/15/22	3,725	3,646
	Mastercard Inc.	2.000%	11/21/21	5,725	5,562
	McDonald’s Corp.	2.200%	5/26/20	6,277	6,202
	McDonald’s Corp.	3.500%	7/15/20	3,099	3,120
	McDonald’s Corp.	2.750%	12/9/20	9,825	9,746
	McDonald’s Corp.	3.625%	5/20/21	6,118	6,188
	McDonald’s Corp.	2.625%	1/15/22	11,092	10,862
	McDonald’s Corp.	3.350%	4/1/23	2,200	2,190
	Nordstrom Inc.	4.750%	5/1/20	3,575	3,630
	Nordstrom Inc.	4.000%	10/15/21	2,504	2,530
	NVR Inc.	3.950%	9/15/22	3,907	3,846
	O’Reilly Automotive Inc.	4.875%	1/14/21	2,935	3,016
	O’Reilly Automotive Inc.	4.625%	9/15/21	2,185	2,243
	O’Reilly Automotive Inc.	3.850%	6/15/23	6,633	6,644
	PACCAR Financial Corp.	1.950%	2/27/20	275	272
	PACCAR Financial Corp.	2.500%	8/14/20	2,000	1,983
	PACCAR Financial Corp.	2.050%	11/13/20	3,000	2,946
	PACCAR Financial Corp.	2.250%	2/25/21	2,725	2,677
	PACCAR Financial Corp.	2.800%	3/1/21	2,770	2,752
	PACCAR Financial Corp.	3.150%	8/9/21	3,485	3,484
	PACCAR Financial Corp.	1.650%	8/11/21	75	72
	PACCAR Financial Corp.	2.300%	8/10/22	3,200	3,093
	PACCAR Financial Corp.	3.400%	8/9/23	2,700	2,733
	QVC Inc.	5.125%	7/2/22	428	426
	QVC Inc.	4.375%	3/15/23	8,744	8,386
	Ralph Lauren Corp.	2.625%	8/18/20	1,902	1,880
	Royal Caribbean Cruises Ltd.	2.650%	11/28/20	1,903	1,865
	Royal Caribbean Cruises Ltd.	5.250%	11/15/22	4,750	4,922
5	Sands China Ltd.	4.600%	8/8/23	12,925	12,796
	Starbucks Corp.	2.200%	11/22/20	4,261	4,190
	Starbucks Corp.	2.100%	2/4/21	10,076	9,818
	Starbucks Corp.	2.700%	6/15/22	2,625	2,562
	Starbucks Corp.	3.100%	3/1/23	8,365	8,221
	Starbucks Corp.	3.850%	10/1/23	4,225	4,275
	Tapestry Inc.	3.000%	7/15/22	2,800	2,687
	Target Corp.	3.875%	7/15/20	3,190	3,236
	Target Corp.	2.900%	1/15/22	11,528	11,492
	TJX Cos. Inc.	2.750%	6/15/21	6,005	5,946
	TJX Cos. Inc.	2.500%	5/15/23	4,600	4,465
	Toyota Motor Corp.	3.183%	7/20/21	7,000	7,035
	Toyota Motor Corp.	3.419%	7/20/23	8,750	8,760
	Toyota Motor Credit Corp.	2.200%	1/10/20	5,500	5,452
	Toyota Motor Credit Corp.	2.150%	3/12/20	12,035	11,901
	Toyota Motor Credit Corp.	1.950%	4/17/20	8,731	8,605
	Toyota Motor Credit Corp.	4.500%	6/17/20	2,000	2,042
	Toyota Motor Credit Corp.	4.250%	1/11/21	3,025	3,090
	Toyota Motor Credit Corp.	1.900%	4/8/21	10,975	10,718
	Toyota Motor Credit Corp.	2.950%	4/13/21	12,000	11,995
	Toyota Motor Credit Corp.	2.750%	5/17/21	4,330	4,289
	Toyota Motor Credit Corp.	3.400%	9/15/21	7,515	7,535
	Toyota Motor Credit Corp.	2.600%	1/11/22	8,740	8,602
	Toyota Motor Credit Corp.	3.300%	1/12/22	2,237	2,244
	Toyota Motor Credit Corp.	2.150%	9/8/22	9,800	9,408
	Toyota Motor Credit Corp.	2.700%	1/11/23	5,000	4,856
	Toyota Motor Credit Corp.	2.250%	10/18/23	5,632	5,314
	VF Corp.	3.500%	9/1/21	2,000	1,998

23

Vanguard® Short-Term Bond Index Fund

Schedule of Investments

December 31, 2018

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Visa Inc.	2.200%	12/14/20	26,440	26,152
Visa Inc.	2.150%	9/15/22	5,889	5,679
Visa Inc.	2.800%	12/14/22	20,407	20,153
Walgreen Co.	3.100%	9/15/22	1,311	1,275
Walgreens Boots Alliance Inc.	3.300%	11/18/21	19,114	19,005
Walmart Inc.	2.850%	6/23/20	9,800	9,806
Walmart Inc.	3.250%	10/25/20	13,187	13,295
Walmart Inc.	1.900%	12/15/20	20,335	19,994
Walmart Inc.	3.125%	6/23/21	11,400	11,477
Walmart Inc.	2.350%	12/15/22	8,737	8,474
Walmart Inc.	2.550%	4/11/23	16,206	15,764
Walmart Inc.	3.400%	6/26/23	17,155	17,334
Western Union Co.	5.253%	4/1/20	200	203
Western Union Co.	3.600%	3/15/22	6,850	6,813
Western Union Co.	4.250%	6/9/23	1,050	1,055
Consumer Noncyclical (4.1%)
Abbott Laboratories	2.800%	9/15/20	6,350	6,299
Abbott Laboratories	2.900%	11/30/21	22,347	22,107
Abbott Laboratories	2.550%	3/15/22	5,461	5,320
Abbott Laboratories	3.400%	11/30/23	7,328	7,286
AbbVie Inc.	2.500%	5/14/20	29,474	29,158
AbbVie Inc.	2.300%	5/14/21	14,210	13,858
AbbVie Inc.	3.375%	11/14/21	5,800	5,796
AbbVie Inc.	2.900%	11/6/22	25,987	25,205
AbbVie Inc.	3.200%	11/6/22	12,286	12,099
AbbVie Inc.	2.850%	5/14/23	8,341	8,009
AbbVie Inc.	3.750%	11/14/23	4,325	4,300
Actavis Inc.	3.250%	10/1/22	13,090	12,761
Agilent Technologies Inc.	5.000%	7/15/20	8,207	8,421
Agilent Technologies Inc.	3.200%	10/1/22	4,339	4,240
Agilent Technologies Inc.	3.875%	7/15/23	2,770	2,785
Allergan Funding SCS	3.000%	3/12/20	29,918	29,801
Allergan Funding SCS	3.450%	3/15/22	16,815	16,585
Allergan Inc.	3.375%	9/15/20	3,000	2,994
Altria Group Inc.	2.625%	1/14/20	9,865	9,774
Altria Group Inc.	4.750%	5/5/21	16,495	16,827
Altria Group Inc.	2.850%	8/9/22	14,273	13,705
Altria Group Inc.	2.950%	5/2/23	10	9
AmerisourceBergen Corp.	3.500%	11/15/21	4,195	4,197
Amgen Inc.	2.125%	5/1/20	4,948	4,882
Amgen Inc.	2.200%	5/11/20	8,820	8,704
Amgen Inc.	3.450%	10/1/20	6,166	6,185
Amgen Inc.	4.100%	6/15/21	10,180	10,373
Amgen Inc.	1.850%	8/19/21	5,655	5,452
Amgen Inc.	3.875%	11/15/21	9,355	9,475
Amgen Inc.	2.700%	5/1/22	2,100	2,044
Amgen Inc.	2.650%	5/11/22	7,603	7,419
Amgen Inc.	3.625%	5/15/22	5,220	5,218
Amgen Inc.	2.250%	8/19/23	7,760	7,327
Anheuser-Busch InBev Finance Inc.	2.650%	2/1/21	22,478	22,098
Anheuser-Busch InBev Finance Inc.	2.625%	1/17/23	9,550	9,086
Anheuser-Busch InBev Finance Inc.	3.300%	2/1/23	50,810	49,412
Anheuser-Busch InBev Finance Inc.	3.700%	2/1/24	5,355	5,236
Anheuser-Busch InBev Worldwide Inc.	4.375%	2/15/21	4,250	4,309
Anheuser-Busch InBev Worldwide Inc.	3.750%	1/15/22	9,485	9,496
Anheuser-Busch InBev Worldwide Inc.	2.500%	7/15/22	24,336	23,324
Archer-Daniels-Midland Co.	4.479%	3/1/21	3,229	3,322
Archer-Daniels-Midland Co.	3.375%	3/15/22	3,000	3,015
AstraZeneca plc	2.375%	11/16/20	9,832	9,656
AstraZeneca plc	2.375%	6/12/22	8,950	8,593
AstraZeneca plc	3.500%	8/17/23	6,000	5,925
BAT Capital Corp.	2.297%	8/14/20	17,700	17,241
BAT Capital Corp.	2.764%	8/15/22	13,642	12,895

24

Vanguard® Short-Term Bond Index Fund

Schedule of Investments

December 31, 2018

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Baxalta Inc.	2.875%	6/23/20	1,886	1,868
Baxalta Inc.	3.600%	6/23/22	1,146	1,147
Baxter International Inc.	1.700%	8/15/21	3,300	3,165
Becton Dickinson & Co.	2.404%	6/5/20	10,525	10,373
Becton Dickinson & Co.	3.250%	11/12/20	5,298	5,275
Becton Dickinson & Co.	3.125%	11/8/21	10,465	10,301
Becton Dickinson & Co.	2.894%	6/6/22	12,367	11,976
Bio-Rad Laboratories Inc.	4.875%	12/15/20	3,075	3,164
Biogen Inc.	2.900%	9/15/20	13,877	13,781
Biogen Inc.	3.625%	9/15/22	6,988	7,004
Boston Scientific Corp.	6.000%	1/15/20	4,731	4,842
Boston Scientific Corp.	2.850%	5/15/20	5,475	5,430
Boston Scientific Corp.	3.375%	5/15/22	3,525	3,501
Boston Scientific Corp.	4.125%	10/1/23	3,281	3,348
Bristol-Myers Squibb Co.	2.000%	8/1/22	10,085	9,686
Bristol-Myers Squibb Co.	3.250%	11/1/23	1,425	1,422
Bunge Ltd. Finance Corp.	3.500%	11/24/20	2,940	2,928
Bunge Ltd. Finance Corp.	3.000%	9/25/22	2,925	2,797
Campbell Soup Co.	3.300%	3/15/21	10,437	10,373
Campbell Soup Co.	2.500%	8/2/22	200	189
Campbell Soup Co.	3.650%	3/15/23	11,742	11,421
Cardinal Health Inc.	4.625%	12/15/20	3,815	3,879
Cardinal Health Inc.	2.616%	6/15/22	9,306	8,965
Cardinal Health Inc.	3.200%	3/15/23	5,619	5,472
Catholic Health Initiatives Colorado GO	2.950%	11/1/22	2,000	1,938
Celgene Corp.	2.875%	8/15/20	10,767	10,652
Celgene Corp.	3.950%	10/15/20	10,571	10,658
Celgene Corp.	2.875%	2/19/21	2,705	2,671
Celgene Corp.	2.250%	8/15/21	2,590	2,507
Celgene Corp.	3.250%	8/15/22	4,454	4,363
Celgene Corp.	3.550%	8/15/22	7,460	7,383
Celgene Corp.	2.750%	2/15/23	6,240	5,974
Celgene Corp.	3.250%	2/20/23	5,075	4,962
Celgene Corp.	4.000%	8/15/23	5,766	5,776
Church & Dwight Co. Inc.	2.450%	8/1/22	1,970	1,888
Church & Dwight Co. Inc.	2.875%	10/1/22	108	106
Clorox Co.	3.800%	11/15/21	4	4
Clorox Co.	3.050%	9/15/22	4,425	4,358
Coca-Cola Co.	1.875%	10/27/20	8,325	8,175
Coca-Cola Co.	2.450%	11/1/20	11,095	11,005
Coca-Cola Co.	3.150%	11/15/20	6,880	6,902
Coca-Cola Co.	1.550%	9/1/21	7,540	7,289
Coca-Cola Co.	3.300%	9/1/21	9,247	9,343
Coca-Cola Co.	2.200%	5/25/22	3,600	3,491
Coca-Cola Co.	2.500%	4/1/23	4,450	4,334
Coca-Cola Co.	3.200%	11/1/23	8,999	9,016
Coca-Cola European Partners plc	3.500%	9/15/20	4,750	4,740
Coca-Cola Femsa SAB de CV	4.625%	2/15/20	275	279
Coca-Cola Femsa SAB de CV	3.875%	11/26/23	7,900	7,899
Colgate-Palmolive Co.	2.450%	11/15/21	2,265	2,224
Colgate-Palmolive Co.	2.300%	5/3/22	3,438	3,351
Colgate-Palmolive Co.	2.250%	11/15/22	5,150	4,983
Colgate-Palmolive Co.	1.950%	2/1/23	3,675	3,505
Colgate-Palmolive Co.	2.100%	5/1/23	2,851	2,727
Conagra Brands Inc.	3.800%	10/22/21	13,550	13,521
Conagra Brands Inc.	3.250%	9/15/22	5,200	5,048
Conagra Brands Inc.	3.200%	1/25/23	250	242
Constellation Brands Inc.	2.250%	11/6/20	6,750	6,607
Constellation Brands Inc.	3.750%	5/1/21	4,578	4,613
Constellation Brands Inc.	2.700%	5/9/22	5,144	4,943
Constellation Brands Inc.	2.650%	11/7/22	1,000	954
Constellation Brands Inc.	3.200%	2/15/23	4,150	4,021
Constellation Brands Inc.	4.250%	5/1/23	10,491	10,599
Covidien International Finance SA	4.200%	6/15/20	4,500	4,570

25

Vanguard® Short-Term Bond Index Fund

Schedule of Investments

December 31, 2018

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Covidien International Finance SA	3.200%	6/15/22	8,204	8,184
Covidien International Finance SA	2.950%	6/15/23	280	275
CVS Health Corp.	3.125%	3/9/20	21,750	21,721
CVS Health Corp.	2.800%	7/20/20	24,738	24,508
CVS Health Corp.	3.350%	3/9/21	22,500	22,401
CVS Health Corp.	2.125%	6/1/21	12,936	12,476
CVS Health Corp.	3.500%	7/20/22	10,700	10,606
CVS Health Corp.	2.750%	12/1/22	5,296	5,055
CVS Health Corp.	4.750%	12/1/22	1,875	1,925
CVS Health Corp.	3.700%	3/9/23	41,770	41,293
Danaher Corp.	2.400%	9/15/20	3,752	3,709
Diageo Capital plc	3.000%	5/18/20	2,915	2,916
Diageo Capital plc	4.828%	7/15/20	4,285	4,395
Diageo Capital plc	2.625%	4/29/23	9,123	8,842
Diageo Investment Corp.	2.875%	5/11/22	11,844	11,712
Eli Lilly & Co.	2.350%	5/15/22	2,555	2,506
Estee Lauder Cos. Inc.	1.800%	2/7/20	7,013	6,919
Estee Lauder Cos. Inc.	1.700%	5/10/21	5,475	5,312
Express Scripts Holding Co.	2.600%	11/30/20	3,585	3,516
Express Scripts Holding Co.	3.300%	2/25/21	9,450	9,392
Express Scripts Holding Co.	4.750%	11/15/21	9,386	9,649
Express Scripts Holding Co.	3.900%	2/15/22	9,220	9,215
Express Scripts Holding Co.	3.050%	11/30/22	12,350	11,965
Express Scripts Holding Co.	3.000%	7/15/23	12,457	11,961
Flowers Foods Inc.	4.375%	4/1/22	2,950	2,983
Fomento Economico Mexicano SAB de CV	2.875%	5/10/23	1,970	1,879
General Mills Inc.	3.200%	4/16/21	5,175	5,148
General Mills Inc.	3.150%	12/15/21	7,251	7,201
General Mills Inc.	2.600%	10/12/22	4,690	4,502
General Mills Inc.	3.700%	10/17/23	5,900	5,870
Gilead Sciences Inc.	2.350%	2/1/20	3,765	3,724
Gilead Sciences Inc.	2.550%	9/1/20	16,056	15,924
Gilead Sciences Inc.	4.500%	4/1/21	8,612	8,851
Gilead Sciences Inc.	4.400%	12/1/21	12,413	12,810
Gilead Sciences Inc.	1.950%	3/1/22	2,300	2,210
Gilead Sciences Inc.	3.250%	9/1/22	8,166	8,133
Gilead Sciences Inc.	2.500%	9/1/23	7,000	6,713
Gilead Sciences Inc.	3.700%	4/1/24	2,000	1,986
GlaxoSmithKline Capital Inc.	2.800%	3/18/23	6,615	6,481
GlaxoSmithKline Capital Inc.	3.375%	5/15/23	8,750	8,770
GlaxoSmithKline Capital plc	3.125%	5/14/21	12,172	12,171
GlaxoSmithKline Capital plc	2.850%	5/8/22	8,027	7,911
Hasbro Inc.	3.150%	5/15/21	2,040	2,033
Hershey Co.	2.900%	5/15/20	3,625	3,618
Hershey Co.	4.125%	12/1/20	1,450	1,480
Hershey Co.	3.100%	5/15/21	2,450	2,455
Hershey Co.	2.625%	5/1/23	1,250	1,217
Hershey Co.	3.375%	5/15/23	3,542	3,560
Hillshire Brands Co.	4.100%	9/15/20	673	678
Ingredion Inc.	4.625%	11/1/20	2,100	2,143
JM Smucker Co.	2.500%	3/15/20	10,301	10,202
JM Smucker Co.	3.500%	10/15/21	300	301
JM Smucker Co.	3.000%	3/15/22	2,775	2,733
Johnson & Johnson	2.950%	9/1/20	3,395	3,393
Johnson & Johnson	1.950%	11/10/20	3,540	3,485
Johnson & Johnson	1.650%	3/1/21	6,990	6,815
Johnson & Johnson	3.550%	5/15/21	3,500	3,514
Johnson & Johnson	2.450%	12/5/21	1,245	1,230
Johnson & Johnson	2.250%	3/3/22	5,010	4,908
Johnson & Johnson	2.050%	3/1/23	5,730	5,530
Johnson & Johnson	3.375%	12/5/23	7,000	7,117
Kaiser Foundation Hospitals	3.500%	4/1/22	1,830	1,818
Kellogg Co.	4.000%	12/15/20	3,663	3,716
Kellogg Co.	3.250%	5/14/21	8,040	7,973

26

Vanguard® Short-Term Bond Index Fund

Schedule of Investments

December 31, 2018

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Keurig Dr Pepper Inc.	2.000%	1/15/20	500	493
5	Keurig Dr Pepper Inc.	3.551%	5/25/21	10,583	10,542
5	Keurig Dr Pepper Inc.	4.057%	5/25/23	21,994	21,905
	Keurig Dr Pepper Inc.	3.130%	12/15/23	3,900	3,692
	Kimberly-Clark Corp.	3.875%	3/1/21	2,195	2,220
	Kimberly-Clark Corp.	2.400%	3/1/22	1,075	1,045
	Kimberly-Clark Corp.	2.400%	6/1/23	1,675	1,608
	Kraft Foods Group Inc.	5.375%	2/10/20	5,854	5,966
	Kraft Foods Group Inc.	3.500%	6/6/22	6,266	6,193
	Kraft Heinz Foods Co.	2.800%	7/2/20	14,825	14,703
	Kraft Heinz Foods Co.	3.375%	6/15/21	5,925	5,912
	Kraft Heinz Foods Co.	3.500%	7/15/22	4,435	4,373
	Kraft Heinz Foods Co.	4.000%	6/15/23	12,353	12,294
	Kroger Co.	6.150%	1/15/20	6,894	7,106
	Kroger Co.	3.300%	1/15/21	8,063	8,022
	Kroger Co.	2.600%	2/1/21	2,370	2,329
	Kroger Co.	2.950%	11/1/21	1,600	1,579
	Kroger Co.	3.400%	4/15/22	2,000	1,979
	Kroger Co.	2.800%	8/1/22	3,975	3,845
	Kroger Co.	3.850%	8/1/23	5,250	5,253
	Laboratory Corp. of America Holdings	2.625%	2/1/20	1,250	1,238
	Laboratory Corp. of America Holdings	4.625%	11/15/20	245	250
	Laboratory Corp. of America Holdings	3.200%	2/1/22	1,124	1,116
	Laboratory Corp. of America Holdings	3.750%	8/23/22	6,587	6,594
	Laboratory Corp. of America Holdings	4.000%	11/1/23	500	500
	Life Technologies Corp.	6.000%	3/1/20	6,305	6,476
	Life Technologies Corp.	5.000%	1/15/21	225	231
	McCormick & Co. Inc.	3.900%	7/15/21	265	267
	McCormick & Co. Inc.	2.700%	8/15/22	3,056	2,949
	McKesson Corp.	3.650%	11/30/20	5,251	5,275
	McKesson Corp.	2.700%	12/15/22	2,000	1,905
	McKesson Corp.	2.850%	3/15/23	3,480	3,342
	Mead Johnson Nutrition Co.	3.000%	11/15/20	7,688	7,655
	Medco Health Solutions Inc.	4.125%	9/15/20	5,158	5,213
	Medtronic Inc.	2.500%	3/15/20	27,716	27,573
	Medtronic Inc.	4.125%	3/15/21	2,971	3,023
	Medtronic Inc.	3.125%	3/15/22	4,915	4,864
	Medtronic Inc.	3.150%	3/15/22	20,615	20,504
	Medtronic Inc.	2.750%	4/1/23	3,650	3,550
	Merck & Co. Inc.	1.850%	2/10/20	8,545	8,467
	Merck & Co. Inc.	3.875%	1/15/21	9,550	9,729
	Merck & Co. Inc.	2.350%	2/10/22	5,578	5,464
	Merck & Co. Inc.	2.400%	9/15/22	8,167	7,961
	Merck & Co. Inc.	2.800%	5/18/23	14,035	13,825
	Molson Coors Brewing Co.	2.250%	3/15/20	5,823	5,741
	Molson Coors Brewing Co.	2.100%	7/15/21	7,925	7,619
	Molson Coors Brewing Co.	3.500%	5/1/22	3,428	3,371
	Mondelez International Inc.	3.000%	5/7/20	1,523	1,516
	Mylan Inc.	4.200%	11/29/23	4,125	4,023
	Mylan NV	3.750%	12/15/20	1,247	1,247
	Mylan NV	3.150%	6/15/21	13,959	13,698
	Newell Brands Inc.	3.850%	4/1/23	12,405	12,078
	Novartis Capital Corp.	1.800%	2/14/20	10,923	10,793
	Novartis Capital Corp.	4.400%	4/24/20	7,135	7,274
	Novartis Capital Corp.	2.400%	5/17/22	4,752	4,630
	Novartis Capital Corp.	2.400%	9/21/22	7,637	7,433
	PepsiCo Inc.	4.500%	1/15/20	1,550	1,578
	PepsiCo Inc.	1.850%	4/30/20	9,287	9,153
	PepsiCo Inc.	2.150%	10/14/20	19,193	18,918
	PepsiCo Inc.	3.125%	11/1/20	4,549	4,564
	PepsiCo Inc.	2.000%	4/15/21	9,070	8,879
	PepsiCo Inc.	3.000%	8/25/21	5,000	4,995
	PepsiCo Inc.	1.700%	10/6/21	10,912	10,534
	PepsiCo Inc.	2.750%	3/5/22	6,900	6,836

27

Vanguard® Short-Term Bond Index Fund

Schedule of Investments

December 31, 2018

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	PepsiCo Inc.	2.250%	5/2/22	5,909	5,744
	PepsiCo Inc.	3.100%	7/17/22	2,965	2,957
	PepsiCo Inc.	2.750%	3/1/23	10,500	10,330
	PerkinElmer Inc.	5.000%	11/15/21	3,125	3,227
	Perrigo Finance Unlimited Co.	3.500%	3/15/21	1,896	1,878
	Perrigo Finance Unlimited Co.	3.500%	12/15/21	2,144	2,060
	Pfizer Inc.	5.200%	8/12/20	1,570	1,627
	Pfizer Inc.	1.950%	6/3/21	2,280	2,232
	Pfizer Inc.	3.000%	9/15/21	5,000	5,021
	Pfizer Inc.	2.200%	12/15/21	11,149	10,933
	Pfizer Inc.	3.000%	6/15/23	8,097	8,038
	Pfizer Inc.	3.200%	9/15/23	4,100	4,107
	Philip Morris International Inc.	2.000%	2/21/20	7,330	7,241
	Philip Morris International Inc.	4.500%	3/26/20	4,551	4,626
	Philip Morris International Inc.	1.875%	2/25/21	9,121	8,849
	Philip Morris International Inc.	4.125%	5/17/21	3,437	3,502
	Philip Morris International Inc.	2.900%	11/15/21	6,794	6,711
	Philip Morris International Inc.	2.625%	2/18/22	4,548	4,404
	Philip Morris International Inc.	2.375%	8/17/22	7,389	7,106
	Philip Morris International Inc.	2.500%	8/22/22	5,857	5,614
	Philip Morris International Inc.	2.500%	11/2/22	8,995	8,644
	Philip Morris International Inc.	2.125%	5/10/23	1,100	1,026
	Philip Morris International Inc.	3.600%	11/15/23	4,825	4,791
4	Procter & Gamble - Esop	9.360%	1/1/21	2,731	2,951
	Procter & Gamble Co.	1.900%	10/23/20	5,775	5,678
	Procter & Gamble Co.	1.850%	2/2/21	2,175	2,131
	Procter & Gamble Co.	1.700%	11/3/21	7,610	7,376
	Procter & Gamble Co.	2.300%	2/6/22	6,172	6,039
	Procter & Gamble Co.	3.100%	8/15/23	8,539	8,591
	Quest Diagnostics Inc.	2.500%	3/30/20	2,990	2,965
	Quest Diagnostics Inc.	4.700%	4/1/21	549	564
	Reynolds American Inc.	6.875%	5/1/20	4,640	4,818
	Reynolds American Inc.	3.250%	6/12/20	9,233	9,174
	Reynolds American Inc.	4.000%	6/12/22	5,871	5,806
	Reynolds American Inc.	4.850%	9/15/23	4,675	4,744
	Sanofi	4.000%	3/29/21	12,195	12,454
	Sanofi	3.375%	6/19/23	8,200	8,243
	Shire Acquisitions Investments Ireland DAC	2.400%	9/23/21	22,734	22,025
	Shire Acquisitions Investments Ireland DAC	2.875%	9/23/23	29,450	27,931
	SSM Health Care Corp.	3.688%	6/1/23	3,800	3,806
	Stryker Corp.	4.375%	1/15/20	3,585	3,633
	Stryker Corp.	2.625%	3/15/21	5,455	5,381
	Sysco Corp.	2.600%	10/1/20	2,390	2,359
	Sysco Corp.	2.500%	7/15/21	4,315	4,213
	Sysco Corp.	2.600%	6/12/22	3,125	3,011
5	Takeda Pharmaceutical Co. Ltd.	3.800%	11/26/20	5,500	5,531
5	Takeda Pharmaceutical Co. Ltd.	4.000%	11/26/21	6,000	6,069
5	Takeda Pharmaceutical Co. Ltd.	4.400%	11/26/23	10,475	10,604
	Thermo Fisher Scientific Inc.	4.700%	5/1/20	1,375	1,402
	Thermo Fisher Scientific Inc.	4.500%	3/1/21	6,830	6,949
	Thermo Fisher Scientific Inc.	3.600%	8/15/21	7,725	7,717
	Thermo Fisher Scientific Inc.	3.300%	2/15/22	2,001	1,980
	Thermo Fisher Scientific Inc.	3.150%	1/15/23	5,300	5,175
	Thermo Fisher Scientific Inc.	3.000%	4/15/23	12,394	11,992
	Tupperware Brands Corp.	4.750%	6/1/21	4,313	4,383
	Tyson Foods Inc.	2.250%	8/23/21	7,185	6,945
	Tyson Foods Inc.	4.500%	6/15/22	5,985	6,125
	Tyson Foods Inc.	3.900%	9/28/23	1,500	1,495
	Unilever Capital Corp.	1.800%	5/5/20	935	921
	Unilever Capital Corp.	2.100%	7/30/20	1,200	1,182
	Unilever Capital Corp.	4.250%	2/10/21	6,847	7,026
	Unilever Capital Corp.	2.750%	3/22/21	1,000	994
	Unilever Capital Corp.	1.375%	7/28/21	6,525	6,232
	Unilever Capital Corp.	3.000%	3/7/22	6,500	6,465

28

Vanguard® Short-Term Bond Index Fund

Schedule of Investments

December 31, 2018

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Unilever Capital Corp.	2.200%	5/5/22	6,108	5,890
Unilever Capital Corp.	3.125%	3/22/23	3,215	3,189
Whirlpool Corp.	4.850%	6/15/21	2,190	2,234
Whirlpool Corp.	4.700%	6/1/22	2,148	2,198
Wyeth LLC	7.250%	3/1/23	1,000	1,155
Wyeth LLC	6.450%	2/1/24	1,850	2,106
Zimmer Biomet Holdings Inc.	2.700%	4/1/20	14,007	13,821
Zimmer Biomet Holdings Inc.	3.150%	4/1/22	5,477	5,330
Zimmer Biomet Holdings Inc.	3.700%	3/19/23	3,390	3,327
Zoetis Inc.	3.450%	11/13/20	3,225	3,223
Zoetis Inc.	3.250%	8/20/21	2,050	2,043
Zoetis Inc.	3.250%	2/1/23	10,513	10,317
Energy (2.0%)
Anadarko Petroleum Corp.	4.850%	3/15/21	4,575	4,689
Andeavor Logistics LP / Tesoro Logistics Finance Corp.	3.500%	12/1/22	3,675	3,557
Apache Corp.	3.625%	2/1/21	3,709	3,717
Apache Corp.	3.250%	4/15/22	11,572	11,330
Baker Hughes a GE Co. LLC	3.200%	8/15/21	5,295	5,229
Baker Hughes a GE Co. LLC / Baker Hughes Co-Obligor Inc.	2.773%	12/15/22	11,495	11,059
Boardwalk Pipelines LP	3.375%	2/1/23	3,178	3,043
BP Capital Markets America Inc.	4.500%	10/1/20	10,813	11,055
BP Capital Markets America Inc.	4.742%	3/11/21	7,250	7,466
BP Capital Markets America Inc.	2.112%	9/16/21	10,175	9,893
BP Capital Markets America Inc.	3.245%	5/6/22	13,346	13,260
BP Capital Markets America Inc.	2.520%	9/19/22	3,000	2,902
BP Capital Markets America Inc.	2.750%	5/10/23	15,524	15,089
BP Capital Markets America Inc.	3.216%	11/28/23	10,000	9,874
BP Capital Markets plc	2.521%	1/15/20	2,917	2,898
BP Capital Markets plc	2.315%	2/13/20	14,649	14,512
BP Capital Markets plc	4.500%	10/1/20	1,000	1,020
BP Capital Markets plc	3.062%	3/17/22	13,785	13,653
BP Capital Markets plc	2.500%	11/6/22	15,384	14,896
BP Capital Markets plc	3.994%	9/26/23	1,100	1,125
Buckeye Partners LP	4.875%	2/1/21	2,610	2,642
Buckeye Partners LP	4.150%	7/1/23	6,481	6,310
Canadian Natural Resources Ltd.	3.450%	11/15/21	315	313
Canadian Natural Resources Ltd.	2.950%	1/15/23	13,380	12,809
Cenovus Energy Inc.	5.700%	10/15/19	5,722	5,822
Cenovus Energy Inc.	3.000%	8/15/22	2,717	2,574
Cenovus Energy Inc.	3.800%	9/15/23	4,740	4,556
Chevron Corp.	1.961%	3/3/20	14,889	14,746
Chevron Corp.	1.991%	3/3/20	9,525	9,436
Chevron Corp.	2.427%	6/24/20	6,974	6,932
Chevron Corp.	2.419%	11/17/20	8,702	8,634
Chevron Corp.	2.100%	5/16/21	7,541	7,390
Chevron Corp.	2.498%	3/3/22	6,735	6,612
Chevron Corp.	2.355%	12/5/22	13,610	13,166
Chevron Corp.	2.566%	5/16/23	5,292	5,161
Chevron Corp.	3.191%	6/24/23	17,964	17,937
Columbia Pipeline Group Inc.	3.300%	6/1/20	3,148	3,141
Continental Resources Inc.	4.500%	4/15/23	9,000	8,831
Devon Energy Corp.	4.000%	7/15/21	575	576
Devon Energy Corp.	3.250%	5/15/22	11,718	11,419
Dominion Energy Gas Holdings LLC	2.800%	11/15/20	7,495	7,390
Dominion Energy Gas Holdings LLC	3.550%	11/1/23	2,741	2,711
Enbridge Energy Partners LP	4.375%	10/15/20	6,713	6,779
Enbridge Energy Partners LP	4.200%	9/15/21	4,180	4,195
Enbridge Inc.	2.900%	7/15/22	4,820	4,661
Enbridge Inc.	4.000%	10/1/23	2,100	2,096
Encana Corp.	3.900%	11/15/21	3,560	3,565
Energy Transfer LP	4.250%	3/15/23	5,200	4,979
Energy Transfer Operating LP	4.150%	10/1/20	7,648	7,691

29

Vanguard® Short-Term Bond Index Fund

Schedule of Investments

December 31, 2018

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Energy Transfer Operating LP	4.650%	6/1/21	3,045	3,068
	Energy Transfer Operating LP	5.200%	2/1/22	7,275	7,443
	Energy Transfer Operating LP	4.200%	9/15/23	950	935
	Energy Transfer Partners LP	3.600%	2/1/23	8,028	7,788
	Enterprise Products Operating LLC	5.250%	1/31/20	3,786	3,862
	Enterprise Products Operating LLC	5.200%	9/1/20	3,199	3,295
	Enterprise Products Operating LLC	2.800%	2/15/21	7,100	7,022
	Enterprise Products Operating LLC	2.850%	4/15/21	10,000	9,886
	Enterprise Products Operating LLC	3.500%	2/1/22	4,450	4,463
	Enterprise Products Operating LLC	4.050%	2/15/22	2,672	2,714
	Enterprise Products Operating LLC	3.350%	3/15/23	8,965	8,851
4	Enterprise Products Operating LLC	4.875%	8/16/77	1,500	1,231
	EOG Resources Inc.	2.450%	4/1/20	3,620	3,585
	EOG Resources Inc.	4.100%	2/1/21	10,790	10,936
	EOG Resources Inc.	2.625%	3/15/23	8,328	8,015
	EQT Corp.	2.500%	10/1/20	2,402	2,332
	EQT Corp.	4.875%	11/15/21	7,025	7,104
	EQT Corp.	3.000%	10/1/22	4,665	4,419
	EQT Midstream Partners LP	4.750%	7/15/23	8,000	7,962
	Exxon Mobil Corp.	1.912%	3/6/20	11,411	11,291
	Exxon Mobil Corp.	2.222%	3/1/21	14,717	14,506
	Exxon Mobil Corp.	2.397%	3/6/22	5,554	5,448
	Exxon Mobil Corp.	2.726%	3/1/23	9,555	9,398
	Halliburton Co.	3.250%	11/15/21	2,806	2,800
	Halliburton Co.	3.500%	8/1/23	3,492	3,457
	Husky Energy Inc.	3.950%	4/15/22	3,600	3,605
	Kinder Morgan Energy Partners LP	6.850%	2/15/20	4,150	4,296
	Kinder Morgan Energy Partners LP	6.500%	4/1/20	15,315	15,861
	Kinder Morgan Energy Partners LP	5.300%	9/15/20	200	205
	Kinder Morgan Energy Partners LP	3.500%	3/1/21	7,960	7,940
	Kinder Morgan Energy Partners LP	5.800%	3/1/21	2,575	2,676
	Kinder Morgan Energy Partners LP	5.000%	10/1/21	8,509	8,764
	Kinder Morgan Energy Partners LP	3.950%	9/1/22	947	943
	Kinder Morgan Energy Partners LP	3.450%	2/15/23	12,499	12,172
	Kinder Morgan Energy Partners LP	3.500%	9/1/23	2,185	2,134
	Kinder Morgan Inc.	6.500%	9/15/20	2,225	2,311
	Kinder Morgan Inc.	3.150%	1/15/23	3,139	3,045
	Magellan Midstream Partners LP	4.250%	2/1/21	703	713
	Marathon Oil Corp.	2.700%	6/1/20	10,373	10,224
	Marathon Oil Corp.	2.800%	11/1/22	5,197	4,890
	Marathon Petroleum Corp.	3.400%	12/15/20	8,155	8,162
	Marathon Petroleum Corp.	5.125%	3/1/21	10,904	11,221
5	Marathon Petroleum Corp.	5.375%	10/1/22	150	152
5	Marathon Petroleum Corp.	4.750%	12/15/23	4,450	4,569
	MPLX LP	3.375%	3/15/23	5,103	4,952
	MPLX LP	4.500%	7/15/23	6,993	7,073
	National Fuel Gas Co.	4.900%	12/1/21	2,125	2,168
	National Fuel Gas Co.	3.750%	3/1/23	3,066	3,000
	National Oilwell Varco Inc.	2.600%	12/1/22	15,368	14,517
	Noble Energy Inc.	4.150%	12/15/21	13,415	13,480
	Occidental Petroleum Corp.	4.100%	2/1/21	12,928	13,150
	Occidental Petroleum Corp.	3.125%	2/15/22	6,226	6,198
	Occidental Petroleum Corp.	2.600%	4/15/22	3,083	3,012
	Occidental Petroleum Corp.	2.700%	2/15/23	3,575	3,468
	ONEOK Inc.	4.250%	2/1/22	11,636	11,700
	ONEOK Inc.	7.500%	9/1/23	1,615	1,818
	ONEOK Partners LP	3.800%	3/15/20	300	300
	ONEOK Partners LP	3.375%	10/1/22	3,962	3,851
	ONEOK Partners LP	5.000%	9/15/23	2,950	3,028
	Phillips 66	4.300%	4/1/22	16,335	16,773
	Phillips 66 Partners LP	2.646%	2/15/20	1,600	1,587
	Pioneer Natural Resources Co.	7.500%	1/15/20	4,530	4,720
	Pioneer Natural Resources Co.	3.450%	1/15/21	3,885	3,874
	Pioneer Natural Resources Co.	3.950%	7/15/22	3,815	3,823

30

Vanguard® Short-Term Bond Index Fund

Schedule of Investments

December 31, 2018

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Plains All American Pipeline LP / PAA Finance Corp.	5.750%	1/15/20	7,110	7,227
Plains All American Pipeline LP / PAA Finance Corp.	5.000%	2/1/21	5,375	5,445
Plains All American Pipeline LP / PAA Finance Corp.	3.650%	6/1/22	1,709	1,668
Plains All American Pipeline LP / PAA Finance Corp.	2.850%	1/31/23	3,100	2,918
Plains All American Pipeline LP / PAA Finance Corp.	3.850%	10/15/23	2,971	2,848
Regency Energy Partners LP / Regency Energy Finance Corp.	5.750%	9/1/20	4,693	4,806
Regency Energy Partners LP / Regency Energy Finance Corp.	5.875%	3/1/22	12,219	12,708
Regency Energy Partners LP / Regency Energy Finance Corp.	5.000%	10/1/22	4,272	4,355
Regency Energy Partners LP / Regency Energy Finance Corp.	4.500%	11/1/23	4,425	4,408
Sabine Pass Liquefaction LLC	5.625%	2/1/21	17,670	18,200
Sabine Pass Liquefaction LLC	6.250%	3/15/22	8,990	9,451
Sabine Pass Liquefaction LLC	5.625%	4/15/23	10,565	11,027
Schlumberger Investment SA	3.650%	12/1/23	10,850	10,917
Shell International Finance BV	4.375%	3/25/20	263	268
Shell International Finance BV	2.125%	5/11/20	19,797	19,597
Shell International Finance BV	2.250%	11/10/20	10,474	10,348
Shell International Finance BV	1.875%	5/10/21	10,888	10,600
Shell International Finance BV	1.750%	9/12/21	10,450	10,096
Shell International Finance BV	2.375%	8/21/22	12,974	12,589
Shell International Finance BV	2.250%	1/6/23	1,875	1,806
Shell International Finance BV	3.400%	8/12/23	7,004	7,061
Southern Natural Gas Co. LLC / Southern Natural Issuing Corp.	4.400%	6/15/21	2,100	2,109
Sunoco Logistics Partners Operations LP	4.400%	4/1/21	9,000	9,079
Sunoco Logistics Partners Operations LP	3.450%	1/15/23	1,100	1,069
Total Capital Canada Ltd.	2.750%	7/15/23	9,003	8,764
Total Capital International SA	2.750%	6/19/21	2,625	2,605
Total Capital International SA	2.875%	2/17/22	9,385	9,282
Total Capital International SA	2.700%	1/25/23	3,175	3,105
Total Capital SA	4.450%	6/24/20	14,879	15,169
Total Capital SA	4.125%	1/28/21	2,975	3,038
Total Capital SA	4.250%	12/15/21	6,730	6,934
TransCanada PipeLines Ltd.	3.800%	10/1/20	3,085	3,104
TransCanada PipeLines Ltd.	2.500%	8/1/22	4,850	4,666
TransCanada PipeLines Ltd.	3.750%	10/16/23	16,449	16,414
Valero Energy Corp.	6.125%	2/1/20	2,558	2,633
Western Gas Partners LP	5.375%	6/1/21	5,582	5,719
Western Gas Partners LP	4.000%	7/1/22	4,672	4,618
Williams Cos. Inc.	5.250%	3/15/20	10,421	10,626
Williams Cos. Inc.	4.125%	11/15/20	2,596	2,618
Williams Cos. Inc.	4.000%	11/15/21	7,421	7,411
Williams Cos. Inc.	3.600%	3/15/22	10,950	10,752
Williams Cos. Inc.	3.350%	8/15/22	6,059	5,884
Williams Cos. Inc.	3.700%	1/15/23	3,178	3,098
Williams Cos. Inc.	4.500%	11/15/23	1,891	1,897
Other Industrial (0.0%)
Cintas Corp. No 2	2.900%	4/1/22	5,100	5,009

Technology (2.2%)
Adobe Inc.	4.750%	2/1/20	5,909	6,026
Alphabet Inc.	3.625%	5/19/21	3,772	3,843
Altera Corp.	4.100%	11/15/23	3,000	3,110
Amphenol Corp.	2.200%	4/1/20	5,542	5,462
Analog Devices Inc.	2.850%	3/12/20	5,975	5,940
Analog Devices Inc.	2.500%	12/5/21	3,060	2,958
Analog Devices Inc.	2.875%	6/1/23	3,691	3,577
Analog Devices Inc.	3.125%	12/5/23	4,117	3,965
Apple Inc.	1.550%	2/7/20	18,879	18,648
Apple Inc.	1.900%	2/7/20	8,394	8,314

31

Vanguard® Short-Term Bond Index Fund

Schedule of Investments

December 31, 2018

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Apple Inc.	2.000%	5/6/20	11,244	11,131
	Apple Inc.	1.800%	5/11/20	8,670	8,567
	Apple Inc.	2.000%	11/13/20	6,275	6,186
	Apple Inc.	2.250%	2/23/21	21,518	21,279
	Apple Inc.	2.850%	5/6/21	13,073	13,076
	Apple Inc.	1.550%	8/4/21	14,356	13,877
	Apple Inc.	2.150%	2/9/22	14,302	13,937
	Apple Inc.	2.500%	2/9/22	11,060	10,888
	Apple Inc.	2.300%	5/11/22	15,998	15,614
	Apple Inc.	2.700%	5/13/22	8,925	8,821
	Apple Inc.	2.850%	2/23/23	8,016	7,896
	Apple Inc.	2.400%	5/3/23	42,432	41,088
	Applied Materials Inc.	2.625%	10/1/20	6,676	6,629
	Applied Materials Inc.	4.300%	6/15/21	3,700	3,802
	Arrow Electronics Inc.	3.500%	4/1/22	2,575	2,535
	Arrow Electronics Inc.	4.500%	3/1/23	1,249	1,258
	Autodesk Inc.	3.125%	6/15/20	1,975	1,964
	Avnet Inc.	3.750%	12/1/21	4,300	4,322
	Avnet Inc.	4.875%	12/1/22	2,825	2,868
	Baidu Inc.	3.000%	6/30/20	3,525	3,504
	Baidu Inc.	2.875%	7/6/22	6,525	6,337
	Baidu Inc.	3.500%	11/28/22	5,780	5,732
	Baidu Inc.	3.875%	9/29/23	7,500	7,476
	Broadcom Corp. / Broadcom Cayman Finance Ltd.	2.375%	1/15/20	15,476	15,282
	Broadcom Corp. / Broadcom Cayman Finance Ltd.	2.200%	1/15/21	7,810	7,586
	Broadcom Corp. / Broadcom Cayman Finance Ltd.	3.000%	1/15/22	28,910	27,774
	Broadcom Corp. / Broadcom Cayman Finance Ltd.	2.650%	1/15/23	6,983	6,458
	CA Inc.	3.600%	8/1/20	5,051	5,036
	CA Inc.	3.600%	8/15/22	2,575	2,488
	Cisco Systems Inc.	4.450%	1/15/20	15,794	16,030
	Cisco Systems Inc.	2.450%	6/15/20	20,594	20,452
	Cisco Systems Inc.	2.200%	2/28/21	17,318	17,060
	Cisco Systems Inc.	2.900%	3/4/21	4,265	4,265
	Cisco Systems Inc.	1.850%	9/20/21	10,558	10,265
	Cisco Systems Inc.	3.000%	6/15/22	6,574	6,547
	Cisco Systems Inc.	2.600%	2/28/23	7,945	7,737
	Corning Inc.	4.250%	8/15/20	907	922
5	Dell International LLC / EMC Corp.	4.420%	6/15/21	32,388	32,328
5	Dell International LLC / EMC Corp.	5.450%	6/15/23	31,800	32,399
	DXC Technology Co.	2.875%	3/27/20	4,095	4,079
	Equifax Inc.	3.600%	8/15/21	2,500	2,485
	Equifax Inc.	3.300%	12/15/22	3,955	3,856
	Fidelity National Information Services Inc.	3.625%	10/15/20	8,345	8,371
	Fidelity National Information Services Inc.	2.250%	8/15/21	5,327	5,122
	Fidelity National Information Services Inc.	3.500%	4/15/23	7,082	6,977
	Fiserv Inc.	2.700%	6/1/20	7,330	7,272
	Fiserv Inc.	3.500%	10/1/22	7,163	7,109
	Fiserv Inc.	3.800%	10/1/23	8,000	7,993
	Flex Ltd.	4.625%	2/15/20	3,508	3,527
	Flex Ltd.	5.000%	2/15/23	3,613	3,614
	Hewlett Packard Enterprise Co.	3.600%	10/15/20	30,448	30,546
	Hewlett Packard Enterprise Co.	3.500%	10/5/21	3,600	3,606
	Hewlett Packard Enterprise Co.	4.400%	10/15/22	14,631	14,938
	HP Inc.	3.750%	12/1/20	650	655
	HP Inc.	4.375%	9/15/21	11,700	11,998
	HP Inc.	4.050%	9/15/22	3,761	3,808
	IBM Credit LLC	3.450%	11/30/20	4,775	4,802
	IBM Credit LLC	1.800%	1/20/21	6,725	6,532
	IBM Credit LLC	2.650%	2/5/21	6,225	6,139
	IBM Credit LLC	3.600%	11/30/21	3,875	3,879
	IBM Credit LLC	2.200%	9/8/22	4,500	4,285
	IBM Credit LLC	3.000%	2/6/23	7,000	6,842
	Intel Corp.	1.850%	5/11/20	6,033	5,960
	Intel Corp.	2.450%	7/29/20	10,923	10,858

32

Vanguard® Short-Term Bond Index Fund

Schedule of Investments

December 31, 2018

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Intel Corp.	1.700%	5/19/21	3,800	3,687
Intel Corp.	3.300%	10/1/21	12,506	12,637
Intel Corp.	2.350%	5/11/22	5,875	5,727
Intel Corp.	3.100%	7/29/22	10,145	10,129
Intel Corp.	2.700%	12/15/22	12,829	12,603
International Business Machines Corp.	1.900%	1/27/20	6,972	6,888
International Business Machines Corp.	1.625%	5/15/20	4,350	4,260
International Business Machines Corp.	2.250%	2/19/21	7,829	7,663
International Business Machines Corp.	2.900%	11/1/21	975	961
International Business Machines Corp.	2.500%	1/27/22	7,085	6,887
International Business Machines Corp.	1.875%	8/1/22	4,532	4,276
International Business Machines Corp.	2.875%	11/9/22	5,655	5,499
International Business Machines Corp.	3.375%	8/1/23	12,964	12,757
Jabil Inc.	5.625%	12/15/20	3,456	3,564
Jabil Inc.	4.700%	9/15/22	2	2
Juniper Networks Inc.	3.300%	6/15/20	1,750	1,743
Juniper Networks Inc.	4.600%	3/15/21	1,625	1,649
KLA-Tencor Corp.	4.125%	11/1/21	3,175	3,213
Lam Research Corp.	2.750%	3/15/20	3,655	3,625
Lam Research Corp.	2.800%	6/15/21	5,735	5,636
Marvell Technology Group Ltd.	4.200%	6/22/23	4,000	3,980
Maxim Integrated Products Inc.	3.375%	3/15/23	3,599	3,518
Microsoft Corp.	1.850%	2/6/20	7,651	7,594
Microsoft Corp.	1.850%	2/12/20	12,217	12,100
Microsoft Corp.	3.000%	10/1/20	7,004	7,043
Microsoft Corp.	2.000%	11/3/20	17,944	17,749
Microsoft Corp.	4.000%	2/8/21	260	267
Microsoft Corp.	1.550%	8/8/21	19,411	18,860
Microsoft Corp.	2.400%	2/6/22	12,192	12,039
Microsoft Corp.	2.375%	2/12/22	11,269	11,121
Microsoft Corp.	2.650%	11/3/22	11,263	11,162
Microsoft Corp.	2.125%	11/15/22	3,356	3,259
Microsoft Corp.	2.375%	5/1/23	9,580	9,343
Microsoft Corp.	2.000%	8/8/23	11,335	10,871
Microsoft Corp.	3.625%	12/15/23	354	364
Motorola Solutions Inc.	3.500%	9/1/21	950	936
Motorola Solutions Inc.	3.750%	5/15/22	6,770	6,682
Motorola Solutions Inc.	3.500%	3/1/23	5,031	4,842
NetApp Inc.	3.375%	6/15/21	1,975	1,961
NVIDIA Corp.	2.200%	9/16/21	7,020	6,847
Oracle Corp.	3.875%	7/15/20	10,310	10,470
Oracle Corp.	1.900%	9/15/21	39,204	37,945
Oracle Corp.	2.500%	5/15/22	19,975	19,546
Oracle Corp.	2.500%	10/15/22	19,622	19,083
Oracle Corp.	2.625%	2/15/23	3,500	3,403
Oracle Corp.	3.625%	7/15/23	10,731	10,869
Oracle Corp.	2.400%	9/15/23	26,508	25,390
QUALCOMM Inc.	2.250%	5/20/20	12,722	12,545
QUALCOMM Inc.	3.000%	5/20/22	14,101	13,874
QUALCOMM Inc.	2.600%	1/30/23	10,775	10,355
salesforce.com Inc.	3.250%	4/11/23	7,275	7,287
Seagate HDD Cayman	4.250%	3/1/22	6,400	6,144
Seagate HDD Cayman	4.750%	6/1/23	6,275	5,899
Tech Data Corp.	3.700%	2/15/22	4,210	4,089
Texas Instruments Inc.	1.750%	5/1/20	800	788
Texas Instruments Inc.	2.750%	3/12/21	3,765	3,751
Texas Instruments Inc.	1.850%	5/15/22	5,095	4,906
Texas Instruments Inc.	2.250%	5/1/23	1,000	964
Total System Services Inc.	3.800%	4/1/21	6,570	6,570
Total System Services Inc.	3.750%	6/1/23	4,900	4,818
Total System Services Inc.	4.000%	6/1/23	5,825	5,823
Trimble Inc.	4.150%	6/15/23	1,950	1,960
Tyco Electronics Group SA	4.875%	1/15/21	5,727	5,905
Tyco Electronics Group SA	3.500%	2/3/22	1,750	1,745

33

Vanguard® Short-Term Bond Index Fund

Schedule of Investments

December 31, 2018

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Verisk Analytics Inc.	5.800%	5/1/21	3,365	3,533
	Verisk Analytics Inc.	4.125%	9/12/22	3,025	3,059
	VMware Inc.	2.300%	8/21/20	9,604	9,370
	VMware Inc.	2.950%	8/21/22	15,645	14,932
	Xilinx Inc.	3.000%	3/15/21	1,790	1,784
	Transportation (0.4%)
4	American Airlines 2013-2 Class A Pass Through Trust	4.950%	7/15/24	7,980	8,113
	Burlington Northern Santa Fe LLC	3.600%	9/1/20	1,175	1,180
	Burlington Northern Santa Fe LLC	3.450%	9/15/21	5,250	5,292
	Burlington Northern Santa Fe LLC	3.050%	3/15/22	3,700	3,693
	Burlington Northern Santa Fe LLC	3.050%	9/1/22	6,574	6,523
	Burlington Northern Santa Fe LLC	3.000%	3/15/23	12,687	12,530
	Canadian National Railway Co.	2.400%	2/3/20	3,310	3,291
	Canadian National Railway Co.	2.850%	12/15/21	2,710	2,694
	Canadian Pacific Railway Co.	9.450%	8/1/21	2,700	3,090
4	Continental Airlines 2007-1 Class A Pass Through Trust	5.983%	10/19/23	1,727	1,810
4	Continental Airlines 2009-2 Class A Pass Through Trust	7.250%	5/10/21	2,045	2,107
4	Continental Airlines 2010-1 Class A Pass Through Trust	4.750%	7/12/22	1,254	1,269
	CSX Corp.	3.700%	10/30/20	2,407	2,432
	CSX Corp.	4.250%	6/1/21	3,325	3,417
	CSX Corp.	3.700%	11/1/23	760	767
4	Delta Air Lines 2007-1 Class A Pass Through Trust	6.821%	2/10/24	2,202	2,388
4	Delta Air Lines 2010-2 Class A Pass Through Trust	4.950%	11/23/20	308	310
4	Delta Air Lines 2012-1 Class A Pass Through Trust	4.750%	11/7/21	584	591
	Delta Air Lines Inc.	2.875%	3/13/20	6,830	6,810
	Delta Air Lines Inc.	2.600%	12/4/20	2,000	1,963
	Delta Air Lines Inc.	3.400%	4/19/21	4,350	4,323
	Delta Air Lines Inc.	3.625%	3/15/22	9,000	8,828
	Delta Air Lines Inc.	3.800%	4/19/23	5,900	5,797
	FedEx Corp.	2.300%	2/1/20	3,754	3,720
	FedEx Corp.	2.625%	8/1/22	2,745	2,669
	JB Hunt Transport Services Inc.	3.300%	8/15/22	251	249
	Kansas City Southern	3.000%	5/15/23	400	390
	Norfolk Southern Corp.	3.250%	12/1/21	5,518	5,527
	Norfolk Southern Corp.	3.000%	4/1/22	6,467	6,424
	Norfolk Southern Corp.	2.903%	2/15/23	3,686	3,607
4	Northwest Airlines 2007-1 Class A Pass Through Trust	7.027%	5/1/21	839	860
	Ryder System Inc.	2.500%	5/11/20	3,800	3,759
	Ryder System Inc.	2.875%	9/1/20	2,250	2,229
	Ryder System Inc.	3.500%	6/1/21	1,650	1,650
	Ryder System Inc.	2.250%	9/1/21	1,910	1,841
	Ryder System Inc.	3.450%	11/15/21	250	250
	Ryder System Inc.	2.800%	3/1/22	1,000	976
	Ryder System Inc.	3.400%	3/1/23	9,682	9,549
	Ryder System Inc.	3.750%	6/9/23	7,020	6,970
	Southwest Airlines Co.	2.650%	11/5/20	1,670	1,654
	Southwest Airlines Co.	2.750%	11/16/22	2,400	2,330
	Union Pacific Corp.	1.800%	2/1/20	4,700	4,643
	Union Pacific Corp.	2.250%	6/19/20	7,400	7,303
	Union Pacific Corp.	4.000%	2/1/21	3,900	3,949
	Union Pacific Corp.	3.200%	6/8/21	5,250	5,257
	Union Pacific Corp.	4.163%	7/15/22	1,550	1,579
	Union Pacific Corp.	2.950%	1/15/23	1,375	1,339
	Union Pacific Corp.	3.500%	6/8/23	6,650	6,659
	United Parcel Service Inc.	3.125%	1/15/21	7,354	7,382
	United Parcel Service Inc.	2.050%	4/1/21	8,900	8,735
	United Parcel Service Inc.	2.350%	5/16/22	6,747	6,576
	United Parcel Service Inc.	2.450%	10/1/22	7,390	7,196
	United Parcel Service Inc.	2.500%	4/1/23	1,406	1,366

34

Vanguard® Short-Term Bond Index Fund

Schedule of Investments

December 31, 2018

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
United Parcel Service of America Inc.	8.375%	4/1/20	1,665	1,767
				7,675,473
Utilities (1.2%)
Electric (1.1%)
AEP Texas Inc.	2.400%	10/1/22	2,300	2,221
Alabama Power Co.	2.450%	3/30/22	5,318	5,161
Alabama Power Co.	3.550%	12/1/23	2,200	2,224
Ameren Corp.	2.700%	11/15/20	6,875	6,770
American Electric Power Co. Inc.	2.150%	11/13/20	3,750	3,669
American Electric Power Co. Inc.	3.650%	12/1/21	4,000	4,023
American Electric Power Co. Inc.	2.950%	12/15/22	1,735	1,698
Appalachian Power Co.	4.600%	3/30/21	2,867	2,934
Baltimore Gas & Electric Co.	3.500%	11/15/21	2,150	2,161
Baltimore Gas & Electric Co.	3.350%	7/1/23	2,874	2,865
Berkshire Hathaway Energy Co.	2.400%	2/1/20	4,180	4,151
Berkshire Hathaway Energy Co.	2.375%	1/15/21	3,025	2,970
Berkshire Hathaway Energy Co.	2.800%	1/15/23	3,026	2,954
Berkshire Hathaway Energy Co.	3.750%	11/15/23	9,530	9,688
CenterPoint Energy Houston Electric LLC	1.850%	6/1/21	2,315	2,245
CenterPoint Energy Houston Electric LLC	2.250%	8/1/22	1,131	1,091
CenterPoint Energy Inc.	3.600%	11/1/21	2,025	2,022
CenterPoint Energy Inc.	2.500%	9/1/22	3,750	3,589
CenterPoint Energy Inc.	3.850%	2/1/24	2,925	2,924
CMS Energy Corp.	5.050%	3/15/22	3,915	4,086
Commonwealth Edison Co.	4.000%	8/1/20	4,126	4,185
Commonwealth Edison Co.	3.400%	9/1/21	4,000	4,019
Connecticut Light & Power Co.	2.500%	1/15/23	75	73
Consolidated Edison Co. of New York Inc.	4.450%	6/15/20	947	964
Consolidated Edison Inc.	2.000%	3/15/20	6,335	6,237
Consolidated Edison Inc.	2.000%	5/15/21	5,130	4,977
Constellation Energy Group Inc.	5.150%	12/1/20	3,928	4,011
Consumers Energy Co.	2.850%	5/15/22	1,300	1,284
Consumers Energy Co.	3.375%	8/15/23	2,375	2,385
Delmarva Power & Light Co.	3.500%	11/15/23	3,675	3,692
Dominion Energy Inc.	2.579%	7/1/20	4,500	4,431
Dominion Energy Inc.	2.000%	8/15/21	300	288
Dominion Energy Inc.	2.750%	1/15/22	2,700	2,617
Dominion Energy Inc.	2.750%	9/15/22	5,048	4,869
DTE Electric Co.	3.450%	10/1/20	2,240	2,248
DTE Energy Co.	3.300%	6/15/22	2,635	2,607
DTE Energy Co.	3.700%	8/1/23	4,550	4,514
DTE Energy Co.	3.850%	12/1/23	2,200	2,213
Duke Energy Carolinas LLC	4.300%	6/15/20	3,300	3,360
Duke Energy Carolinas LLC	3.900%	6/15/21	2,612	2,660
Duke Energy Carolinas LLC	3.350%	5/15/22	2,950	2,971
Duke Energy Carolinas LLC	2.500%	3/15/23	3,950	3,821
Duke Energy Carolinas LLC	3.050%	3/15/23	5,175	5,117
Duke Energy Corp.	1.800%	9/1/21	5,405	5,175
Duke Energy Corp.	3.550%	9/15/21	4,850	4,857
Duke Energy Corp.	2.400%	8/15/22	2,700	2,590
Duke Energy Corp.	3.050%	8/15/22	5,671	5,559
Duke Energy Corp.	3.950%	10/15/23	3,612	3,650
Duke Energy Florida LLC	3.100%	8/15/21	2,000	1,997
Duke Energy Indiana LLC	3.750%	7/15/20	3,964	4,002
Duke Energy Ohio Inc.	3.800%	9/1/23	3,015	3,077
Duke Energy Progress LLC	3.000%	9/15/21	2,655	2,652
Duke Energy Progress LLC	2.800%	5/15/22	5,026	4,947
Duke Energy Progress LLC	3.375%	9/1/23	2,000	1,994
Edison International	2.125%	4/15/20	2,901	2,824
Edison International	2.400%	9/15/22	3,725	3,488
Edison International	2.950%	3/15/23	2,711	2,552
Emera US Finance LP	2.700%	6/15/21	8,316	8,087
Entergy Arkansas Inc.	3.750%	2/15/21	2,500	2,523

35

Vanguard® Short-Term Bond Index Fund

Schedule of Investments

December 31, 2018

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Entergy Corp.	5.125%	9/15/20	3,525	3,594
	Entergy Corp.	4.000%	7/15/22	4,957	4,974
	Entergy Louisiana LLC	4.050%	9/1/23	2,300	2,362
	Eversource Energy	2.500%	3/15/21	4,000	3,923
	Eversource Energy	2.750%	3/15/22	3,595	3,517
	Eversource Energy	3.800%	12/1/23	9,100	9,198
	Exelon Corp.	2.850%	6/15/20	7,000	6,927
	Exelon Corp.	2.450%	4/15/21	3,998	3,846
	Exelon Corp.	3.497%	6/1/22	5,076	4,961
	Exelon Generation Co. LLC	2.950%	1/15/20	6,985	6,930
	Exelon Generation Co. LLC	4.000%	10/1/20	7,267	7,284
	Exelon Generation Co. LLC	3.400%	3/15/22	4,450	4,380
	Exelon Generation Co. LLC	4.250%	6/15/22	4,611	4,660
	FirstEnergy Corp.	2.850%	7/15/22	4,892	4,754
	FirstEnergy Corp.	4.250%	3/15/23	9,799	9,961
	Florida Power & Light Co.	2.750%	6/1/23	3,560	3,485
	Fortis Inc.	2.100%	10/4/21	11,168	10,710
	Georgia Power Co.	2.000%	3/30/20	2,538	2,480
	Georgia Power Co.	2.000%	9/8/20	5,425	5,295
	Georgia Power Co.	2.400%	4/1/21	6,200	6,074
	Georgia Power Co.	2.850%	5/15/22	1,100	1,069
	Great Plains Energy Inc.	4.850%	6/1/21	3,175	3,234
	ITC Holdings Corp.	2.700%	11/15/22	7,617	7,329
	Kansas City Power & Light Co.	3.150%	3/15/23	1,740	1,707
	LG&E & KU Energy LLC	3.750%	11/15/20	6,771	6,797
	National Rural Utilities Cooperative Finance Corp.	2.000%	1/27/20	5,015	4,976
	National Rural Utilities Cooperative Finance Corp.	2.350%	6/15/20	1,328	1,318
	National Rural Utilities Cooperative Finance Corp.	2.300%	11/1/20	4,828	4,771
	National Rural Utilities Cooperative Finance Corp.	2.900%	3/15/21	4,400	4,372
	National Rural Utilities Cooperative Finance Corp.	3.050%	2/15/22	7,584	7,535
	National Rural Utilities Cooperative Finance Corp.	2.400%	4/25/22	4,550	4,438
	National Rural Utilities Cooperative Finance Corp.	2.700%	2/15/23	2,608	2,551
	National Rural Utilities Cooperative Finance Corp.	3.400%	11/15/23	2,100	2,135
	Nevada Power Co.	2.750%	4/15/20	4,550	4,536
	NextEra Energy Capital Holdings Inc.	3.342%	9/1/20	250	249
	NextEra Energy Capital Holdings Inc.	4.500%	6/1/21	3,225	3,297
	NextEra Energy Capital Holdings Inc.	2.800%	1/15/23	4,530	4,394
	Northern States Power Co.	2.200%	8/15/20	2,745	2,706
	Northern States Power Co.	2.600%	5/15/23	1,800	1,749
	Ohio Power Co.	5.375%	10/1/21	972	1,028
	Oncor Electric Delivery Co. LLC	4.100%	6/1/22	1,025	1,046
	Pacific Gas & Electric Co.	3.500%	10/1/20	4,645	4,436
	Pacific Gas & Electric Co.	4.250%	5/15/21	3,090	2,928
	Pacific Gas & Electric Co.	2.450%	8/15/22	1,825	1,606
	Pacific Gas & Electric Co.	3.250%	6/15/23	2,700	2,393
5	Pacific Gas & Electric Co.	4.250%	8/1/23	3,750	3,427
	PacifiCorp	3.850%	6/15/21	2,710	2,753
	PacifiCorp	2.950%	2/1/22	4,619	4,580
	PacifiCorp	2.950%	6/1/23	50	49
	PECO Energy Co.	1.700%	9/15/21	2,045	1,968
	Pinnacle West Capital Corp.	2.250%	11/30/20	2,800	2,740
	PNM Resources Inc.	3.250%	3/9/21	2,200	2,179
	PPL Capital Funding Inc.	4.200%	6/15/22	2,150	2,170
	PPL Capital Funding Inc.	3.500%	12/1/22	910	897
	PPL Capital Funding Inc.	3.400%	6/1/23	7,049	6,891
	Progress Energy Inc.	4.400%	1/15/21	4,422	4,502
	Progress Energy Inc.	3.150%	4/1/22	3,000	2,951
	PSEG Power LLC	5.125%	4/15/20	3,037	3,093
	PSEG Power LLC	3.000%	6/15/21	2,000	1,962
	PSEG Power LLC	3.850%	6/1/23	7,270	7,253
	Public Service Co. of Colorado	3.200%	11/15/20	2,300	2,302
	Public Service Electric & Gas Co.	1.900%	3/15/21	2,931	2,856
	Public Service Electric & Gas Co.	2.375%	5/15/23	4,000	3,865
	Public Service Enterprise Group Inc.	2.650%	11/15/22	6,500	6,263

36

Vanguard® Short-Term Bond Index Fund

Schedule of Investments

December 31, 2018

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Puget Energy Inc.	6.500%	12/15/20	4,075	4,278
	Puget Energy Inc.	6.000%	9/1/21	3,609	3,821
	Puget Energy Inc.	5.625%	7/15/22	3,200	3,380
	San Diego Gas & Electric Co.	3.000%	8/15/21	2,572	2,565
	San Diego Gas & Electric Co.	3.600%	9/1/23	1,098	1,102
	South Carolina Electric & Gas Co.	3.500%	8/15/21	1,600	1,604
	Southern California Edison Co.	2.900%	3/1/21	4,000	3,950
	Southern California Edison Co.	3.875%	6/1/21	3,790	3,822
4	Southern California Edison Co.	1.845%	2/1/22	2,027	1,966
	Southern California Edison Co.	2.400%	2/1/22	1,200	1,162
	Southern California Edison Co.	3.400%	6/1/23	2,500	2,479
	Southern California Edison Co.	3.500%	10/1/23	4,284	4,281
	Southern Co.	2.750%	6/15/20	6,895	6,816
	Southern Co.	2.350%	7/1/21	8,059	7,817
	Southern Co.	2.950%	7/1/23	7,600	7,345
4	Southern Co.	5.500%	3/15/57	2,250	2,157
	Southern Power Co.	2.375%	6/1/20	2,000	1,967
	Southern Power Co.	2.500%	12/15/21	3,500	3,360
	TECO Finance Inc.	5.150%	3/15/20	4,415	4,490
	TransAlta Corp.	4.500%	11/15/22	2,875	2,781
	Virginia Electric & Power Co.	2.950%	1/15/22	6,230	6,163
	Virginia Electric & Power Co.	2.750%	3/15/23	5,342	5,216
	WEC Energy Group Inc.	2.450%	6/15/20	2,618	2,584
	WEC Energy Group Inc.	3.375%	6/15/21	6,225	6,193
	Wisconsin Electric Power Co.	2.950%	9/15/21	1,075	1,068
	Wisconsin Public Service Corp.	3.350%	11/21/21	3,950	3,965
	Xcel Energy Inc.	4.700%	5/15/20	5,335	5,399
	Xcel Energy Inc.	2.400%	3/15/21	8,000	7,845
	Xcel Energy Inc.	2.600%	3/15/22	2,175	2,105
	Natural Gas (0.1%)
	CenterPoint Energy Resources Corp.	4.500%	1/15/21	3,226	3,281
	CenterPoint Energy Resources Corp.	3.550%	4/1/23	2,300	2,300
	NiSource Inc.	2.650%	11/17/22	2,775	2,674
5	NiSource Inc.	3.650%	6/15/23	2,750	2,740
	Sempra Energy	2.400%	2/1/20	3,725	3,681
	Sempra Energy	2.400%	3/15/20	3,778	3,729
	Sempra Energy	2.850%	11/15/20	4,878	4,804
	Sempra Energy	2.875%	10/1/22	5,391	5,211
	Sempra Energy	2.900%	2/1/23	3,850	3,711
	Sempra Energy	4.050%	12/1/23	3,500	3,519
	Southern Co. Gas Capital Corp.	3.500%	9/15/21	2,277	2,268
	Southern Co. Gas Capital Corp.	2.450%	10/1/23	3,750	3,512
					610,690
Total Corporate Bonds (Cost $14,473,675)					14,256,165
Sovereign Bonds (7.2%)
	African Development Bank	1.375%	2/12/20	6,150	6,068
	African Development Bank	1.875%	3/16/20	24,493	24,278
	African Development Bank	2.625%	3/22/21	16,455	16,467
	African Development Bank	1.250%	7/26/21	10,484	10,133
	African Development Bank	2.375%	9/23/21	12,235	12,157
	African Development Bank	2.125%	11/16/22	21,075	20,672
	African Development Bank	3.000%	9/20/23	4,100	4,153
	Agricultural Bank of China Ltd.	2.750%	5/21/20	2,600	2,578
	Asian Development Bank	1.750%	1/10/20	8,125	8,059
	Asian Development Bank	1.500%	1/22/20	16,110	15,929
	Asian Development Bank	1.375%	3/23/20	14,425	14,212
	Asian Development Bank	1.625%	5/5/20	47,890	47,279
	Asian Development Bank	1.625%	8/26/20	9,145	8,999
	Asian Development Bank	2.875%	11/27/20	7,300	7,338
	Asian Development Bank	2.250%	1/20/21	8,700	8,647
	Asian Development Bank	1.625%	3/16/21	23,800	23,331
	Asian Development Bank	1.750%	6/8/21	23,205	22,760

37

Vanguard® Short-Term Bond Index Fund

Schedule of Investments

December 31, 2018

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Asian Development Bank	2.125%	11/24/21	7,300	7,206
Asian Development Bank	2.000%	2/16/22	25,005	24,560
Asian Development Bank	1.875%	2/18/22	25,550	24,991
Asian Development Bank	1.875%	8/10/22	11,535	11,246
Asian Development Bank	1.750%	9/13/22	33,150	32,131
Asian Development Bank	2.750%	3/17/23	13,810	13,871
Canada	2.000%	11/15/22	19,865	19,416
CNOOC Finance 2013 Ltd.	3.000%	5/9/23	19,993	19,318
CNOOC Finance 2015 Australia Pty Ltd.	2.625%	5/5/20	12,395	12,275
Corp. Andina de Fomento	3.750%	11/23/23	5,500	5,573
Corp. Andina de Fomento	2.200%	7/18/20	8,065	7,947
Corp. Andina de Fomento	2.125%	9/27/21	7,010	6,807
Corp. Andina de Fomento	4.375%	6/15/22	21,176	21,914
Corp. Andina de Fomento	2.750%	1/6/23	7,950	7,779
Council of Europe Development Bank	1.875%	1/27/20	5,840	5,796
Council of Europe Development Bank	1.625%	3/10/20	11,640	11,508
Council of Europe Development Bank	1.625%	3/16/21	4,000	3,917
Council of Europe Development Bank	2.625%	2/13/23	9,762	9,757
Ecopetrol SA	5.875%	9/18/23	13,000	13,553
Equinor ASA	2.900%	11/8/20	8,755	8,749
Equinor ASA	2.750%	11/10/21	3,000	2,977
Equinor ASA	3.150%	1/23/22	15,509	15,474
Equinor ASA	2.450%	1/17/23	7,725	7,488
European Bank for Reconstruction & Development	1.500%	3/16/20	7,790	7,685
European Bank for Reconstruction & Development	1.625%	5/5/20	775	765
European Bank for Reconstruction & Development	1.125%	8/24/20	4,680	4,569
European Bank for Reconstruction & Development	2.000%	2/1/21	23,492	23,218
European Bank for Reconstruction & Development	2.750%	4/26/21	50	50
European Bank for Reconstruction & Development	1.875%	7/15/21	14,800	14,518
European Bank for Reconstruction & Development	1.500%	11/2/21	15,604	15,139
European Bank for Reconstruction & Development	1.875%	2/23/22	9,461	9,248
European Bank for Reconstruction & Development	2.750%	3/7/23	14,520	14,572
European Investment Bank	1.625%	3/16/20	37,635	37,220
European Investment Bank	1.750%	5/15/20	18,350	18,139
European Investment Bank	1.375%	6/15/20	28,385	27,893
European Investment Bank	1.625%	8/14/20	37,658	37,063
European Investment Bank	2.875%	9/15/20	10,250	10,291
European Investment Bank	1.625%	12/15/20	26,165	25,663
European Investment Bank	4.000%	2/16/21	14,595	15,020
European Investment Bank	2.000%	3/15/21	39,870	39,387
European Investment Bank	2.500%	4/15/21	27,175	27,121
European Investment Bank	2.375%	5/13/21	24,240	24,121
European Investment Bank	1.625%	6/15/21	34,430	33,647
European Investment Bank	1.375%	9/15/21	18,735	18,141
European Investment Bank	2.125%	10/15/21	23,870	23,561
European Investment Bank	2.875%	12/15/21	22,920	23,092
European Investment Bank	2.250%	3/15/22	35,800	35,365
European Investment Bank	2.375%	6/15/22	13,610	13,506
European Investment Bank	2.250%	8/15/22	24,190	23,884
European Investment Bank	2.000%	12/15/22	18,125	17,707
European Investment Bank	2.500%	3/15/23	33,444	33,222
European Investment Bank	2.875%	8/15/23	36,465	36,759
European Investment Bank	3.125%	12/14/23	22,424	22,865
Export Development Canada	1.625%	1/17/20	3,085	3,055
Export Development Canada	1.625%	6/1/20	3,000	2,956
Export Development Canada	2.000%	11/30/20	15,165	14,985
Export Development Canada	1.500%	5/26/21	18,050	17,579
Export Development Canada	1.375%	10/21/21	11,700	11,309
Export Development Canada	2.500%	1/24/23	6,000	5,955
Export Development Canada	2.750%	3/15/23	11,000	11,038
Export-Import Bank of Korea	2.250%	1/21/20	970	962
Export-Import Bank of Korea	2.125%	1/25/20	3,500	3,467
Export-Import Bank of Korea	5.125%	6/29/20	7,400	7,620
Export-Import Bank of Korea	2.500%	11/1/20	700	693

38

Vanguard® Short-Term Bond Index Fund

Schedule of Investments

December 31, 2018

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Export-Import Bank of Korea	2.625%	12/30/20	6,250	6,191
	Export-Import Bank of Korea	4.000%	1/29/21	12,984	13,267
	Export-Import Bank of Korea	2.125%	2/11/21	5,300	5,190
	Export-Import Bank of Korea	2.500%	5/10/21	4,000	3,934
	Export-Import Bank of Korea	4.375%	9/15/21	13,760	14,175
	Export-Import Bank of Korea	1.875%	10/21/21	8,000	7,722
	Export-Import Bank of Korea	5.000%	4/11/22	7,350	7,742
	Export-Import Bank of Korea	3.000%	11/1/22	7,885	7,787
	Export-Import Bank of Korea	3.625%	11/27/23	2,500	2,522
6	FMS Wertmanagement	1.750%	1/24/20	15,200	15,066
	FMS Wertmanagement	1.750%	3/17/20	9,495	9,397
	FMS Wertmanagement	1.375%	6/8/21	1,800	1,748
	FMS Wertmanagement	2.000%	8/1/22	21,435	20,957
	FMS Wertmanagement	2.750%	3/6/23	10,450	10,479
	Hydro-Quebec	9.400%	2/1/21	2,225	2,511
	Hydro-Quebec	8.400%	1/15/22	5,825	6,711
	Industrial & Commercial Bank of China Ltd.	2.635%	5/26/21	5,600	5,481
	Industrial & Commercial Bank of China Ltd.	2.452%	10/20/21	3,000	2,911
	Industrial & Commercial Bank of China Ltd.	2.957%	11/8/22	5,500	5,380
	Inter-American Development Bank	3.875%	2/14/20	10,035	10,178
	Inter-American Development Bank	1.625%	5/12/20	27,605	27,244
	Inter-American Development Bank	1.875%	6/16/20	26,379	26,100
	Inter-American Development Bank	1.375%	7/15/20	385	378
	Inter-American Development Bank	2.125%	11/9/20	19,335	19,163
	Inter-American Development Bank	1.875%	3/15/21	7,106	7,006
	Inter-American Development Bank	2.625%	4/19/21	39,363	39,411
	Inter-American Development Bank	1.250%	9/14/21	1,000	965
	Inter-American Development Bank	2.125%	1/18/22	39,350	38,798
	Inter-American Development Bank	1.750%	4/14/22	29,380	28,592
	Inter-American Development Bank	1.750%	9/14/22	16,300	15,804
	Inter-American Development Bank	3.000%	9/26/22	6,000	6,072
	Inter-American Development Bank	2.500%	1/18/23	26,043	25,886
	Inter-American Development Bank	3.000%	10/4/23	12,980	13,172
	International Bank for Reconstruction & Development	1.375%	3/30/20	21,000	20,693
	International Bank for Reconstruction & Development	1.875%	4/21/20	72,730	72,070
	International Bank for Reconstruction & Development	1.125%	8/10/20	1,500	1,464
	International Bank for Reconstruction & Development	1.625%	9/4/20	17,940	17,653
	International Bank for Reconstruction & Development	2.000%	10/30/20	1,000	983
	International Bank for Reconstruction & Development	2.125%	11/1/20	17,275	17,129
	International Bank for Reconstruction & Development	1.625%	3/9/21	18,135	17,778
	International Bank for Reconstruction & Development	1.375%	5/24/21	23,880	23,223
	International Bank for Reconstruction & Development	2.250%	6/24/21	22,960	22,796
	International Bank for Reconstruction & Development	2.750%	7/23/21	37,850	38,009
	International Bank for Reconstruction & Development	1.375%	9/20/21	31,230	30,235
	International Bank for Reconstruction & Development	2.125%	12/13/21	8,065	7,966
	International Bank for Reconstruction & Development	2.000%	1/26/22	33,440	32,845
	International Bank for Reconstruction & Development	1.625%	2/10/22	37,900	36,798
	International Bank for Reconstruction & Development	1.875%	10/7/22	3,850	3,747
	International Bank for Reconstruction & Development	7.625%	1/19/23	12,857	15,285
	International Bank for Reconstruction & Development	2.125%	2/13/23	175	172
	International Bank for Reconstruction & Development	1.750%	4/19/23	9,075	8,761
	International Bank for Reconstruction & Development	3.000%	9/27/23	31,600	32,105
	International Finance Corp.	1.750%	3/30/20	16,645	16,475
	International Finance Corp.	1.625%	7/16/20	16,575	16,341
	International Finance Corp.	2.250%	1/25/21	18,200	18,073
	International Finance Corp.	1.125%	7/20/21	5,540	5,340
	International Finance Corp.	2.000%	10/24/22	500	489
	International Finance Corp.	2.875%	7/31/23	12,500	12,621
7	Japan Bank for International Cooperation	2.250%	2/24/20	9,005	8,956
7	Japan Bank for International Cooperation	1.750%	5/28/20	20,950	20,667
7	Japan Bank for International Cooperation	2.125%	6/1/20	12,200	12,090
7	Japan Bank for International Cooperation	2.125%	7/21/20	2,100	2,078
7	Japan Bank for International Cooperation	2.125%	11/16/20	15,686	15,466
7	Japan Bank for International Cooperation	3.125%	7/20/21	4,650	4,688

39

Vanguard® Short-Term Bond Index Fund

Schedule of Investments

December 31, 2018

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
7	Japan Bank for International Cooperation	1.500%	7/21/21	18,200	17,609
7	Japan Bank for International Cooperation	2.000%	11/4/21	12,675	12,384
7	Japan Bank for International Cooperation	2.500%	6/1/22	11,305	11,160
7	Japan Bank for International Cooperation	2.375%	7/21/22	9,300	9,137
7	Japan Bank for International Cooperation	2.375%	11/16/22	11,260	11,034
7	Japan Bank for International Cooperation	3.250%	7/20/23	14,625	14,824
7	Japan Bank for International Cooperation	3.375%	7/31/23	1,425	1,452
7	Japan Bank for International Cooperation	3.375%	10/31/23	14,500	14,789
6	KFW	4.000%	1/27/20	43,625	44,263
6	KFW	1.750%	3/31/20	11,001	10,885
6	KFW	1.500%	4/20/20	51,720	50,985
6	KFW	1.625%	5/29/20	24,446	24,112
6	KFW	1.875%	6/30/20	12,925	12,783
6	KFW	2.750%	7/15/20	27,500	27,553
6	KFW	2.750%	9/8/20	28,925	28,996
6	KFW	2.750%	10/1/20	14,150	14,181
6	KFW	1.875%	11/30/20	2,625	2,589
6	KFW	1.875%	12/15/20	10,425	10,278
6	KFW	1.625%	3/15/21	24,775	24,267
6	KFW	2.625%	4/12/21	32,200	32,225
6	KFW	1.500%	6/15/21	44,150	43,015
6	KFW	2.375%	8/25/21	19,250	19,146
6	KFW	1.750%	9/15/21	20,500	20,049
6	KFW	2.000%	11/30/21	29,865	29,359
6	KFW	3.125%	12/15/21	44,920	45,535
6	KFW	2.625%	1/25/22	22,255	22,266
6	KFW	2.125%	3/7/22	38,160	37,567
6	KFW	2.125%	6/15/22	1,930	1,899
6	KFW	2.000%	10/4/22	30,190	29,506
6	KFW	2.375%	12/29/22	36,196	35,838
6	KFW	2.125%	1/17/23	34,680	33,977
	Korea Development Bank	2.500%	1/13/21	8,400	8,302
	Korea Development Bank	4.625%	11/16/21	7,250	7,531
	Korea Development Bank	2.625%	2/27/22	11,600	11,375
	Korea Development Bank	3.000%	9/14/22	3,060	3,028
	Korea Development Bank	3.375%	3/12/23	9,000	9,013
	Korea Development Bank	2.750%	3/19/23	4,700	4,583
6	Landwirtschaftliche Rentenbank	2.250%	10/1/21	6,690	6,625
6	Landwirtschaftliche Rentenbank	2.000%	12/6/21	12,730	12,513
6	Landwirtschaftliche Rentenbank	3.125%	11/14/23	9,842	10,028
	Nordic Investment Bank	2.500%	4/28/20	2,500	2,497
	Nordic Investment Bank	1.500%	9/29/20	8,700	8,534
	Nordic Investment Bank	1.625%	11/20/20	5,400	5,301
	Nordic Investment Bank	2.250%	2/1/21	9,520	9,459
	Nordic Investment Bank	1.250%	8/2/21	7,850	7,584
	Nordic Investment Bank	2.250%	9/30/21	3,550	3,515
	Nordic Investment Bank	2.125%	2/1/22	8,980	8,845
	Nordic Investment Bank	2.875%	7/19/23	6,500	6,560
	North American Development Bank	4.375%	2/11/20	675	680
	North American Development Bank	2.400%	10/26/22	2,500	2,444
8	Oesterreichische Kontrollbank AG	1.750%	1/24/20	15,845	15,707
8	Oesterreichische Kontrollbank AG	1.375%	2/10/20	9,710	9,576
8	Oesterreichische Kontrollbank AG	1.500%	10/21/20	8,230	8,045
8	Oesterreichische Kontrollbank AG	1.875%	1/20/21	12,250	12,062
8	Oesterreichische Kontrollbank AG	2.875%	9/7/21	7,300	7,338
8	Oesterreichische Kontrollbank AG	2.375%	10/1/21	1,800	1,787
8	Oesterreichische Kontrollbank AG	2.875%	3/13/23	6,865	6,910
8	Oesterreichische Kontrollbank AG	3.125%	11/7/23	5,250	5,332
4	Oriental Republic of Uruguay	8.000%	11/18/22	3,900	4,383
	Petroleos Mexicanos	6.000%	3/5/20	1,422	1,441
	Petroleos Mexicanos	5.500%	1/21/21	25,560	25,540
	Petroleos Mexicanos	6.375%	2/4/21	18,660	18,907
	Petroleos Mexicanos	4.875%	1/24/22	17,237	16,806
	Petroleos Mexicanos	5.375%	3/13/22	9,130	9,018

40

Vanguard® Short-Term Bond Index Fund

Schedule of Investments

December 31, 2018

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Petroleos Mexicanos	3.500%	1/30/23	18,625	16,958
Petroleos Mexicanos	4.625%	9/21/23	11,875	11,208
Province of Alberta	2.200%	7/26/22	14,215	13,891
Province of Alberta	3.350%	11/1/23	15,725	16,036
Province of British Columbia	2.650%	9/22/21	4,900	4,895
Province of British Columbia	2.000%	10/23/22	6,891	6,708
Province of Manitoba	9.250%	4/1/20	1,500	1,608
Province of Manitoba	2.050%	11/30/20	9,700	9,573
Province of Manitoba	2.125%	5/4/22	2,150	2,101
Province of Manitoba	2.100%	9/6/22	3,475	3,378
Province of New Brunswick	2.500%	12/12/22	4,000	3,940
Province of Ontario	4.400%	4/14/20	6,815	6,962
Province of Ontario	1.875%	5/21/20	3,600	3,557
Province of Ontario	2.550%	2/12/21	34,780	34,634
Province of Ontario	2.500%	9/10/21	15,785	15,651
Province of Ontario	2.400%	2/8/22	11,810	11,654
Province of Ontario	2.250%	5/18/22	34,795	34,086
Province of Ontario	2.450%	6/29/22	13,150	12,964
Province of Ontario	2.200%	10/3/22	2,383	2,323
Province of Ontario	3.400%	10/17/23	23,000	23,460
Province of Quebec	3.500%	7/29/20	10,653	10,791
Province of Quebec	2.750%	8/25/21	24,015	24,021
Province of Quebec	2.375%	1/31/22	24,500	24,209
Province of Quebec	2.625%	2/13/23	1,625	1,610
Republic of Chile	3.875%	8/5/20	5,503	5,564
Republic of Chile	3.250%	9/14/21	7,649	7,661
Republic of Chile	2.250%	10/30/22	1,760	1,697
Republic of Colombia	11.750%	2/25/20	5,722	6,279
Republic of Colombia	4.375%	7/12/21	17,016	17,288
Republic of Hungary	6.250%	1/29/20	21,922	22,536
Republic of Hungary	6.375%	3/29/21	22,671	23,918
Republic of Hungary	5.375%	2/21/23	1,175	1,246
Republic of Hungary	5.750%	11/22/23	23,100	25,006
Republic of Indonesia	2.950%	1/11/23	7,420	7,091
Republic of Italy	6.875%	9/27/23	21,320	23,222
Republic of Korea	3.875%	9/11/23	8,700	8,970
Republic of Panama	5.200%	1/30/20	13,445	13,687
Republic of Poland	5.125%	4/21/21	12,465	13,010
Republic of Poland	5.000%	3/23/22	28,651	30,201
Republic of Poland	3.000%	3/17/23	12,805	12,645
Republic of the Philippines	6.500%	1/20/20	2,050	2,123
Republic of the Philippines	4.000%	1/15/21	7,377	7,449
State of Israel	4.000%	6/30/22	12,075	12,401
State of Israel	3.150%	6/30/23	9,800	9,789
Svensk Exportkredit AB	1.750%	5/18/20	12,790	12,636
Svensk Exportkredit AB	1.875%	6/23/20	10,250	10,136
Svensk Exportkredit AB	1.750%	8/28/20	485	477
Svensk Exportkredit AB	2.750%	10/7/20	12,850	12,856
Svensk Exportkredit AB	1.750%	3/10/21	10,800	10,595
Svensk Exportkredit AB	2.875%	5/22/21	10,000	10,054
Svensk Exportkredit AB	3.125%	11/8/21	4,450	4,506
Svensk Exportkredit AB	2.375%	3/9/22	2,050	2,029
Svensk Exportkredit AB	2.000%	8/30/22	8,900	8,638
Svensk Exportkredit AB	2.875%	3/14/23	6,500	6,532
Syngenta Finance NV	3.125%	3/28/22	3,615	3,445
United Mexican States	3.500%	1/21/21	9,699	9,655
United Mexican States	3.625%	3/15/22	21,733	21,497
United Mexican States	4.000%	10/2/23	16,865	16,858
Total Sovereign Bonds (Cost $3,878,917)				3,844,146
Taxable Municipal Bonds (0.1%)
California Department of Water Resources Power Supply Revenue	2.000%	5/1/22	2,195	2,132

41

Vanguard® Short-Term Bond Index Fund

Schedule of Investments

December 31, 2018

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California GO	2.800%	4/1/21	3,150	3,147
	California GO	5.700%	11/1/21	5,330	5,733
	California GO	2.367%	4/1/22	1,080	1,064
	Florida Board of Administration Finance Corp. Revenue	2.638%	7/1/21	4,500	4,481
	Florida Hurricane Catastrophe Fund Finance Corp. Revenue	2.995%	7/1/20	8,995	9,007
	Illinois GO	4.950%	6/1/23	9,039	9,178
	Massachusetts GO	4.200%	12/1/21	2,500	2,561
9	New Jersey Economic Development Authority Lease Revenue	0.000%	2/15/22	5,000	4,459
9	New Jersey Economic Development Authority Revenue	0.000%	2/15/20	1,380	1,325
	New York State Urban Development Corp. Revenue	2.100%	3/15/22	1,270	1,252
	Oregon GO	5.762%	6/1/23	1,559	1,669
Total Taxable Municipal Bonds (Cost $46,309)					46,008

				Shares
Temporary Cash Investment (1.5%)
Money Market Fund (1.5%)
10	Vanguard Market Liquidity Fund (Cost $802,003)	2.530%		8,020,204	802,020
Total Investments (100.9%) (Cost $54,285,516)					53,701,580
Other Assets and Liabilities – Net (-0.9%)					(466,281)
Net Assets (100%)					53,235,299

1	U.S. government-guaranteed.
2	The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
3

The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.

4	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
5

Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2018, the aggregate value of these securities was $211,080,000, representing 0.4% of net assets.

6	Guaranteed by the Federal Republic of Germany.
7	Guaranteed by the Government of Japan.
8	Guaranteed by the Republic of Austria.
9	Scheduled principal and interest payments are guaranteed by AGM (Assured Guaranty Municipal Corporation).
10	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
GO—General Obligation Bond.
REIT—Real Estate Investment Trust.

42

Vanguard® Intermediate-Term Bond Index Fund

Schedule of Investments

December 31, 2018

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Government and Agency Obligations (53.6%)
U.S. Government Securities (52.8%)
	United States Treasury Note/Bond	2.125%	2/29/24	619,725	607,913
	United States Treasury Note/Bond	2.125%	3/31/24	263,035	257,856
	United States Treasury Note/Bond	2.000%	4/30/24	127,010	123,676
	United States Treasury Note/Bond	2.500%	5/15/24	678,624	677,565
	United States Treasury Note/Bond	2.000%	5/31/24	350,350	340,989
	United States Treasury Note/Bond	2.000%	6/30/24	332,240	323,206
	United States Treasury Note/Bond	2.125%	7/31/24	187,650	183,574
	United States Treasury Note/Bond	2.375%	8/15/24	448,049	444,057
	United States Treasury Note/Bond	1.875%	8/31/24	201,928	194,955
	United States Treasury Note/Bond	2.125%	9/30/24	348,070	340,183
	United States Treasury Note/Bond	2.250%	10/31/24	87,120	85,690
	United States Treasury Note/Bond	2.250%	11/15/24	414,024	407,035
	United States Treasury Note/Bond	2.125%	11/30/24	419,030	409,078
	United States Treasury Note/Bond	2.250%	12/31/24	233,500	229,414
	United States Treasury Note/Bond	2.500%	1/31/25	331,925	330,733
	United States Treasury Note/Bond	2.000%	2/15/25	458,951	443,961
	United States Treasury Note/Bond	2.750%	2/28/25	430,616	434,991
	United States Treasury Note/Bond	2.625%	3/31/25	224,031	224,696
	United States Treasury Note/Bond	2.875%	4/30/25	110,411	112,361
	United States Treasury Note/Bond	2.125%	5/15/25	591,160	575,364
	United States Treasury Note/Bond	2.875%	5/31/25	409,635	416,804
	United States Treasury Note/Bond	2.750%	6/30/25	87,750	88,642
	United States Treasury Note/Bond	2.875%	7/31/25	152,915	155,591
	United States Treasury Note/Bond	2.000%	8/15/25	527,032	508,175
	United States Treasury Note/Bond	6.875%	8/15/25	47,479	59,772
	United States Treasury Note/Bond	2.750%	8/31/25	279,830	282,584
	United States Treasury Note/Bond	3.000%	9/30/25	168,116	172,423
	United States Treasury Note/Bond	3.000%	10/31/25	126,522	129,804
	United States Treasury Note/Bond	2.250%	11/15/25	314,222	307,347
	United States Treasury Note/Bond	2.875%	11/30/25	292,505	297,761
	United States Treasury Note/Bond	2.625%	12/31/25	177,000	177,443
	United States Treasury Note/Bond	1.625%	2/15/26	628,299	588,245
	United States Treasury Note/Bond	1.625%	5/15/26	660,298	616,758
	United States Treasury Note/Bond	1.500%	8/15/26	595,211	549,082
	United States Treasury Note/Bond	2.000%	11/15/26	615,297	587,707
	United States Treasury Note/Bond	2.250%	2/15/27	679,065	659,542
	United States Treasury Note/Bond	2.375%	5/15/27	643,742	630,668
	United States Treasury Note/Bond	2.250%	8/15/27	575,586	557,236
	United States Treasury Note/Bond	2.250%	11/15/27	547,965	529,471
	United States Treasury Note/Bond	2.750%	2/15/28	568,355	571,464
	United States Treasury Note/Bond	2.875%	5/15/28	607,793	617,384
	United States Treasury Note/Bond	2.875%	8/15/28	667,695	678,231
	United States Treasury Note/Bond	3.125%	11/15/28	600,852	623,570
					16,553,001
Agency Bonds and Notes (0.8%)
1	AID-Israel	5.500%	12/4/23	8,000	9,022
1	AID-Israel	5.500%	4/26/24	12,058	13,676
1	AID-Jordan	3.000%	6/30/25	4,675	4,549
2	Federal Farm Credit Banks	3.500%	12/20/23	4,250	4,417
2	Federal Home Loan Banks	2.875%	6/14/24	20,000	20,158
2	Federal Home Loan Banks	5.375%	8/15/24	100	114
2	Federal Home Loan Banks	2.875%	9/13/24	20,000	20,112
2	Federal Home Loan Banks	3.250%	11/16/28	7,855	8,011
3	Federal National Mortgage Assn.	2.625%	9/6/24	93,945	93,536
3	Federal National Mortgage Assn.	2.125%	4/24/26	23,500	22,404
3	Federal National Mortgage Assn.	1.875%	9/24/26	24,300	22,625
	Private Export Funding Corp.	3.550%	1/15/24	3,500	3,623
	Private Export Funding Corp.	2.450%	7/15/24	3,350	3,284
	Private Export Funding Corp.	3.250%	6/15/25	1,675	1,706
2	Tennessee Valley Authority	2.875%	9/15/24	7,875	7,919
2	Tennessee Valley Authority	6.750%	11/1/25	6,830	8,422

43

Vanguard® Intermediate-Term Bond Index Fund

Schedule of Investments

December 31, 2018

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
2	Tennessee Valley Authority	2.875%	2/1/27	12,000	11,914
					255,492
Total U.S. Government and Agency Obligations (Cost $17,084,307)					16,808,493
Corporate Bonds (40.2%)
Finance (14.8%)
	Banking (10.1%)
	American Express Co.	3.000%	10/30/24	17,605	16,905
	American Express Co.	3.625%	12/5/24	6,505	6,358
	American Express Credit Corp.	3.300%	5/3/27	20,787	20,170
	Australia & New Zealand Banking Group Ltd.	3.700%	11/16/25	5,175	5,127
	Banco Santander SA	5.179%	11/19/25	10,492	10,409
	Banco Santander SA	4.250%	4/11/27	11,228	10,435
	Banco Santander SA	3.800%	2/23/28	9,600	8,531
	Banco Santander SA	4.379%	4/12/28	11,000	10,245
	Bank of America Corp.	4.125%	1/22/24	21,376	21,660
	Bank of America Corp.	4.000%	4/1/24	7,815	7,865
	Bank of America Corp.	4.200%	8/26/24	28,307	28,063
	Bank of America Corp.	4.000%	1/22/25	33,566	32,828
	Bank of America Corp.	3.950%	4/21/25	18,778	18,208
4	Bank of America Corp.	3.093%	10/1/25	16,825	15,888
4	Bank of America Corp.	3.366%	1/23/26	20,591	19,666
	Bank of America Corp.	4.450%	3/3/26	24,245	23,969
	Bank of America Corp.	3.500%	4/19/26	21,341	20,543
	Bank of America Corp.	4.250%	10/22/26	18,867	18,344
	Bank of America Corp.	3.248%	10/21/27	23,505	21,778
	Bank of America Corp.	4.183%	11/25/27	14,458	13,881
4	Bank of America Corp.	3.824%	1/20/28	22,375	21,633
4	Bank of America Corp.	3.705%	4/24/28	12,841	12,305
4	Bank of America Corp.	3.593%	7/21/28	16,969	16,063
	Bank of America Corp.	3.419%	12/20/28	58,516	54,689
4	Bank of America Corp.	3.970%	3/5/29	20,000	19,433
4	Bank of America Corp.	4.271%	7/23/29	20,425	20,385
4	Bank of Montreal	3.803%	12/15/32	10,300	9,576
	Bank of New York Mellon Corp.	3.650%	2/4/24	1,033	1,034
	Bank of New York Mellon Corp.	3.400%	5/15/24	6,375	6,328
	Bank of New York Mellon Corp.	3.250%	9/11/24	9,031	8,877
	Bank of New York Mellon Corp.	3.000%	2/24/25	8,978	8,665
	Bank of New York Mellon Corp.	2.800%	5/4/26	3,410	3,200
	Bank of New York Mellon Corp.	2.450%	8/17/26	9,530	8,711
	Bank of New York Mellon Corp.	3.250%	5/16/27	8,660	8,359
	Bank of New York Mellon Corp.	3.400%	1/29/28	10,400	10,124
4	Bank of New York Mellon Corp.	3.442%	2/7/28	8,000	7,798
	Bank of Nova Scotia	4.500%	12/16/25	12,474	12,352
	Bank One Corp.	8.000%	4/29/27	6,985	8,580
	Barclays plc	3.650%	3/16/25	10,275	9,529
	Barclays plc	4.375%	1/12/26	23,739	22,563
	Barclays plc	4.337%	1/10/28	7,000	6,471
4	Barclays plc	4.972%	5/16/29	15,600	14,995
	BB&T Corp.	2.850%	10/26/24	8,854	8,498
	BB&T Corp.	3.700%	6/5/25	8,000	8,021
	BNP Paribas SA	4.250%	10/15/24	7,266	7,167
	BPCE SA	4.000%	4/15/24	16,476	16,618
	BPCE SA	3.375%	12/2/26	3,250	3,049
	Branch Banking & Trust Co.	3.625%	9/16/25	19,865	19,571
	Branch Banking & Trust Co.	3.800%	10/30/26	750	745
	Capital One Financial Corp.	3.750%	4/24/24	8,550	8,339
	Capital One Financial Corp.	3.300%	10/30/24	13,788	13,014
	Capital One Financial Corp.	3.200%	2/5/25	9,311	8,697
	Capital One Financial Corp.	4.250%	4/30/25	4,500	4,462
	Capital One Financial Corp.	4.200%	10/29/25	10,057	9,676
	Capital One Financial Corp.	3.750%	7/28/26	15,947	14,602
	Capital One Financial Corp.	3.750%	3/9/27	8,240	7,656

44

Vanguard® Intermediate-Term Bond Index Fund

Schedule of Investments

December 31, 2018

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Capital One Financial Corp.	3.800%	1/31/28	13,430	12,414
	Citigroup Inc.	3.750%	6/16/24	4,079	4,049
	Citigroup Inc.	4.000%	8/5/24	780	769
	Citigroup Inc.	3.875%	3/26/25	13,820	13,371
	Citigroup Inc.	3.300%	4/27/25	5,693	5,427
	Citigroup Inc.	4.400%	6/10/25	29,651	29,020
	Citigroup Inc.	5.500%	9/13/25	5,165	5,428
	Citigroup Inc.	3.700%	1/12/26	24,747	23,800
	Citigroup Inc.	4.600%	3/9/26	14,625	14,450
	Citigroup Inc.	3.400%	5/1/26	10,352	9,717
	Citigroup Inc.	3.200%	10/21/26	33,652	31,098
	Citigroup Inc.	4.300%	11/20/26	8,975	8,633
	Citigroup Inc.	4.450%	9/29/27	39,051	37,630
4	Citigroup Inc.	3.887%	1/10/28	30,740	29,577
	Citigroup Inc.	6.625%	1/15/28	2,875	3,290
4	Citigroup Inc.	3.668%	7/24/28	29,075	27,456
4	Citigroup Inc.	3.520%	10/27/28	20,641	19,256
4	Citigroup Inc.	4.075%	4/23/29	4,245	4,144
	Citizens Financial Group Inc.	4.350%	8/1/25	20	19
	Citizens Financial Group Inc.	4.300%	12/3/25	6,169	6,090
	Comerica Bank	4.000%	7/27/25	1,925	1,908
	Compass Bank	3.875%	4/10/25	2,150	2,068
	Cooperatieve Rabobank UA	3.375%	5/21/25	11,970	11,673
	Cooperatieve Rabobank UA	4.375%	8/4/25	11,247	11,038
	Cooperatieve Rabobank UA	3.750%	7/21/26	5,070	4,756
	Credit Suisse AG	3.625%	9/9/24	28,312	27,730
5	Credit Suisse Group AG	3.574%	1/9/23	7,000	6,825
5	Credit Suisse Group AG	4.282%	1/9/28	4,500	4,326
	Credit Suisse Group Funding Guernsey Ltd.	3.750%	3/26/25	15,997	15,295
	Credit Suisse Group Funding Guernsey Ltd.	4.550%	4/17/26	6,725	6,677
	Deutsche Bank AG	3.700%	5/30/24	12,130	11,020
	Deutsche Bank AG	4.100%	1/13/26	6,679	6,054
	Discover Bank	4.250%	3/13/26	2,100	2,048
	Discover Bank	3.450%	7/27/26	7,264	6,675
	Discover Bank	4.650%	9/13/28	6,500	6,431
	Discover Financial Services	3.950%	11/6/24	4,675	4,614
	Discover Financial Services	3.750%	3/4/25	5,395	5,166
	Discover Financial Services	4.100%	2/9/27	8,720	8,143
	Fifth Third Bancorp	4.300%	1/16/24	6,000	6,080
	Fifth Third Bancorp	3.950%	3/14/28	3,500	3,482
	Fifth Third Bank	3.950%	7/28/25	6,525	6,617
	Fifth Third Bank	3.850%	3/15/26	5,740	5,641
	FirstMerit Bank NA	4.270%	11/25/26	1,225	1,184
	Goldman Sachs Group Inc.	4.000%	3/3/24	25,448	25,128
	Goldman Sachs Group Inc.	3.850%	7/8/24	20,060	19,551
	Goldman Sachs Group Inc.	3.500%	1/23/25	30,578	28,976
	Goldman Sachs Group Inc.	3.750%	5/22/25	4,250	4,071
4	Goldman Sachs Group Inc.	3.272%	9/29/25	28,925	27,085
	Goldman Sachs Group Inc.	4.250%	10/21/25	9,055	8,673
	Goldman Sachs Group Inc.	3.750%	2/25/26	21,314	20,136
	Goldman Sachs Group Inc.	3.500%	11/16/26	18,833	17,469
	Goldman Sachs Group Inc.	5.950%	1/15/27	7,200	7,605
	Goldman Sachs Group Inc.	3.850%	1/26/27	40,330	38,031
4	Goldman Sachs Group Inc.	3.691%	6/5/28	20,800	19,398
4	Goldman Sachs Group Inc.	3.814%	4/23/29	33,275	31,006
4	Goldman Sachs Group Inc.	4.223%	5/1/29	17,092	16,459
	HSBC Holdings plc	4.250%	3/14/24	8,524	8,521
	HSBC Holdings plc	4.250%	8/18/25	11,912	11,585
	HSBC Holdings plc	4.300%	3/8/26	32,135	31,634
	HSBC Holdings plc	3.900%	5/25/26	25,510	24,453
4	HSBC Holdings plc	4.292%	9/12/26	25,000	24,650
	HSBC Holdings plc	4.375%	11/23/26	14,575	14,129
4	HSBC Holdings plc	4.041%	3/13/28	15,700	15,019
4	HSBC Holdings plc	4.583%	6/19/29	21,875	21,671

45

Vanguard® Intermediate-Term Bond Index Fund

Schedule of Investments

December 31, 2018

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	HSBC USA Inc.	3.500%	6/23/24	5,745	5,637
	Huntington Bancshares Inc.	4.000%	5/15/25	4,150	4,174
	ING Groep NV	3.950%	3/29/27	14,435	13,743
	ING Groep NV	4.550%	10/2/28	8,100	7,983
	Intesa Sanpaolo SPA	5.250%	1/12/24	8,879	8,707
	JPMorgan Chase & Co.	3.875%	2/1/24	12,835	12,907
	JPMorgan Chase & Co.	3.625%	5/13/24	19,480	19,332
	JPMorgan Chase & Co.	3.875%	9/10/24	38,690	38,053
	JPMorgan Chase & Co.	3.125%	1/23/25	23,986	22,820
4	JPMorgan Chase & Co.	3.220%	3/1/25	18,562	17,931
	JPMorgan Chase & Co.	3.900%	7/15/25	24,118	23,902
	JPMorgan Chase & Co.	3.300%	4/1/26	30,610	29,184
	JPMorgan Chase & Co.	3.200%	6/15/26	18,895	17,781
	JPMorgan Chase & Co.	2.950%	10/1/26	29,057	26,844
	JPMorgan Chase & Co.	4.125%	12/15/26	21,766	21,328
	JPMorgan Chase & Co.	4.250%	10/1/27	5,753	5,655
4	JPMorgan Chase & Co.	3.782%	2/1/28	17,453	16,902
4	JPMorgan Chase & Co.	3.540%	5/1/28	11,237	10,714
4	JPMorgan Chase & Co.	3.509%	1/23/29	8,975	8,507
4	JPMorgan Chase & Co.	4.005%	4/23/29	21,500	21,346
4	JPMorgan Chase & Co.	4.203%	7/23/29	21,050	20,960
4	JPMorgan Chase & Co.	4.452%	12/5/29	12,000	12,202
	KeyBank NA	3.300%	6/1/25	3,000	2,934
	KeyBank NA	3.400%	5/20/26	7,450	7,131
	KeyCorp	4.150%	10/29/25	7,500	7,626
	KeyCorp	4.100%	4/30/28	5,000	4,994
	Lloyds Banking Group plc	4.500%	11/4/24	12,055	11,635
	Lloyds Banking Group plc	4.450%	5/8/25	5,500	5,397
	Lloyds Banking Group plc	4.582%	12/10/25	21,689	20,415
	Lloyds Banking Group plc	4.650%	3/24/26	1,980	1,864
	Lloyds Banking Group plc	3.750%	1/11/27	5,335	4,864
	Lloyds Banking Group plc	4.375%	3/22/28	26,000	24,596
	Lloyds Banking Group plc	4.550%	8/16/28	7,700	7,355
4	Lloyds Banking Group plc	3.574%	11/7/28	21,945	19,546
	Manufacturers & Traders Trust Co.	2.900%	2/6/25	6,755	6,496
	Manufacturers & Traders Trust Co.	3.400%	8/17/27	5,950	5,812
	Mitsubishi UFJ Financial Group Inc.	3.777%	3/2/25	7,000	6,981
	Mitsubishi UFJ Financial Group Inc.	3.850%	3/1/26	17,680	17,585
	Mitsubishi UFJ Financial Group Inc.	2.757%	9/13/26	11,000	10,043
	Mitsubishi UFJ Financial Group Inc.	3.677%	2/22/27	9,060	8,867
	Mitsubishi UFJ Financial Group Inc.	3.287%	7/25/27	18,500	17,686
	Mitsubishi UFJ Financial Group Inc.	3.961%	3/2/28	13,000	12,935
	Mitsubishi UFJ Financial Group Inc.	4.050%	9/11/28	9,000	8,955
	Mizuho Financial Group Inc.	2.839%	9/13/26	7,000	6,507
	Mizuho Financial Group Inc.	3.663%	2/28/27	2,750	2,689
	Mizuho Financial Group Inc.	3.170%	9/11/27	9,800	9,217
	Mizuho Financial Group Inc.	4.018%	3/5/28	9,500	9,537
4	Mizuho Financial Group Inc.	4.254%	9/11/29	4,000	4,047
	Morgan Stanley	3.875%	4/29/24	25,360	25,181
	Morgan Stanley	3.700%	10/23/24	32,507	31,967
	Morgan Stanley	4.000%	7/23/25	31,826	31,379
	Morgan Stanley	5.000%	11/24/25	9,617	9,809
	Morgan Stanley	3.875%	1/27/26	17,931	17,473
	Morgan Stanley	3.125%	7/27/26	31,025	28,563
	Morgan Stanley	6.250%	8/9/26	1,543	1,704
	Morgan Stanley	4.350%	9/8/26	26,983	26,163
	Morgan Stanley	3.625%	1/20/27	32,200	30,634
	Morgan Stanley	3.950%	4/23/27	11,635	10,958
4	Morgan Stanley	3.591%	7/22/28	33,774	31,872
4	Morgan Stanley	3.772%	1/24/29	17,800	17,051
	MUFG Americas Holdings Corp.	3.000%	2/10/25	4,165	3,974
	National Australia Bank Ltd.	3.375%	1/14/26	3,150	3,054
	National Australia Bank Ltd.	2.500%	7/12/26	13,805	12,533
	Northern Trust Corp.	3.950%	10/30/25	6,968	7,094

46

Vanguard® Intermediate-Term Bond Index Fund

Schedule of Investments

December 31, 2018

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Northern Trust Corp.	3.650%	8/3/28	3,000	3,010
4	Northern Trust Corp.	3.375%	5/8/32	3,050	2,844
	People’s United Bank NA	4.000%	7/15/24	1,675	1,669
	PNC Bank NA	3.300%	10/30/24	4,587	4,541
	PNC Bank NA	2.950%	2/23/25	4,541	4,356
	PNC Bank NA	3.250%	6/1/25	5,885	5,732
	PNC Bank NA	4.200%	11/1/25	3,300	3,365
	PNC Bank NA	3.100%	10/25/27	5,750	5,481
	PNC Bank NA	3.250%	1/22/28	7,000	6,771
	PNC Bank NA	4.050%	7/26/28	12,000	12,126
	PNC Financial Services Group Inc.	3.900%	4/29/24	8,925	8,873
	PNC Financial Services Group Inc.	3.150%	5/19/27	6,860	6,577
	Royal Bank of Canada	4.650%	1/27/26	15,474	15,833
	Royal Bank of Scotland Group plc	5.125%	5/28/24	20,865	20,258
	Royal Bank of Scotland Group plc	4.800%	4/5/26	8,964	8,719
4	Royal Bank of Scotland Group plc	4.892%	5/18/29	23,500	22,418
4	Royal Bank of Scotland Group plc	5.076%	1/27/30	7,200	6,942
	Santander Holdings USA Inc.	4.500%	7/17/25	14,505	14,290
	Santander Holdings USA Inc.	4.400%	7/13/27	10,600	9,990
4	Santander UK Group Holdings plc	3.823%	11/3/28	10,150	9,132
	Santander UK plc	4.000%	3/13/24	10,924	10,935
	State Street Corp.	3.300%	12/16/24	9,940	9,832
	State Street Corp.	3.550%	8/18/25	8,063	8,045
	State Street Corp.	2.650%	5/19/26	8,540	8,014
4	State Street Corp.	4.141%	12/3/29	1,500	1,541
	Sumitomo Mitsui Banking Corp.	3.950%	1/10/24	2,375	2,392
	Sumitomo Mitsui Banking Corp.	3.400%	7/11/24	3,575	3,499
	Sumitomo Mitsui Banking Corp.	3.650%	7/23/25	1,400	1,389
	Sumitomo Mitsui Financial Group Inc.	3.784%	3/9/26	15,780	15,621
	Sumitomo Mitsui Financial Group Inc.	2.632%	7/14/26	18,271	16,709
	Sumitomo Mitsui Financial Group Inc.	3.010%	10/19/26	12,350	11,549
	Sumitomo Mitsui Financial Group Inc.	3.446%	1/11/27	10,800	10,432
	Sumitomo Mitsui Financial Group Inc.	3.364%	7/12/27	11,296	10,824
	Sumitomo Mitsui Financial Group Inc.	3.352%	10/18/27	975	932
	Sumitomo Mitsui Financial Group Inc.	3.544%	1/17/28	7,775	7,516
	Sumitomo Mitsui Financial Group Inc.	3.944%	7/19/28	14,000	13,930
	Sumitomo Mitsui Financial Group Inc.	4.306%	10/16/28	4,000	4,109
	SunTrust Banks Inc.	4.000%	5/1/25	4,770	4,787
	SVB Financial Group	3.500%	1/29/25	3,825	3,657
	Synchrony Financial	4.250%	8/15/24	15,915	14,629
	Synchrony Financial	4.500%	7/23/25	6,805	6,190
	Synchrony Financial	3.700%	8/4/26	7,444	6,336
	Synchrony Financial	3.950%	12/1/27	2,506	2,103
4	Toronto-Dominion Bank	3.625%	9/15/31	14,300	13,516
	US Bancorp	3.700%	1/30/24	6,485	6,553
	US Bancorp	3.600%	9/11/24	8,004	7,962
	US Bancorp	3.950%	11/17/25	4,933	5,070
	US Bancorp	3.100%	4/27/26	7,370	6,985
	US Bancorp	2.375%	7/22/26	7,775	7,093
	US Bancorp	3.150%	4/27/27	13,825	13,258
	US Bancorp	3.900%	4/26/28	8,070	8,247
	US Bank NA	2.800%	1/27/25	8,005	7,672
	Wells Fargo & Co.	4.480%	1/16/24	6,419	6,490
	Wells Fargo & Co.	3.300%	9/9/24	22,277	21,543
	Wells Fargo & Co.	3.000%	2/19/25	21,403	20,207
	Wells Fargo & Co.	3.550%	9/29/25	21,299	20,654
	Wells Fargo & Co.	3.000%	4/22/26	30,049	27,949
	Wells Fargo & Co.	4.100%	6/3/26	22,261	21,707
	Wells Fargo & Co.	3.000%	10/23/26	26,942	24,949
	Wells Fargo & Co.	4.300%	7/22/27	22,025	21,657
4	Wells Fargo & Co.	3.584%	5/22/28	18,875	18,101
	Westpac Banking Corp.	2.850%	5/13/26	11,500	10,687
	Westpac Banking Corp.	2.700%	8/19/26	11,590	10,668
	Westpac Banking Corp.	3.350%	3/8/27	10,500	10,094

47

Vanguard® Intermediate-Term Bond Index Fund

Schedule of Investments

December 31, 2018

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
4	Westpac Banking Corp.	4.322%	11/23/31	17,500	16,529
	Brokerage (0.6%)
	Affiliated Managers Group Inc.	4.250%	2/15/24	2,975	3,027
	Affiliated Managers Group Inc.	3.500%	8/1/25	3,125	3,038
	Ameriprise Financial Inc.	3.700%	10/15/24	3,650	3,626
	Ameriprise Financial Inc.	2.875%	9/15/26	2,280	2,118
	BlackRock Inc.	3.500%	3/18/24	12,879	12,898
	BlackRock Inc.	3.200%	3/15/27	1,562	1,514
	Brookfield Asset Management Inc.	4.000%	1/15/25	5,910	5,778
	Brookfield Finance Inc.	4.250%	6/2/26	2,600	2,557
	Brookfield Finance Inc.	3.900%	1/25/28	6,800	6,390
	Brookfield Finance LLC	4.000%	4/1/24	6,350	6,301
	Cboe Global Markets Inc.	3.650%	1/12/27	6,023	5,864
	Charles Schwab Corp.	3.550%	2/1/24	9,050	9,113
	Charles Schwab Corp.	3.850%	5/21/25	3,325	3,385
	Charles Schwab Corp.	3.450%	2/13/26	3,585	3,548
	Charles Schwab Corp.	3.200%	3/2/27	6,840	6,592
	Charles Schwab Corp.	3.200%	1/25/28	5,150	4,931
	Charles Schwab Corp.	4.000%	2/1/29	950	971
	CME Group Inc.	3.000%	3/15/25	3,582	3,481
	CME Group Inc.	3.750%	6/15/28	4,400	4,473
	E*TRADE Financial Corp.	3.800%	8/24/27	5,325	5,014
	E*TRADE Financial Corp.	4.500%	6/20/28	2,050	2,023
	Eaton Vance Corp.	3.500%	4/6/27	3,370	3,256
	Franklin Resources Inc.	2.850%	3/30/25	4,165	3,972
	Intercontinental Exchange Inc.	3.750%	12/1/25	11,855	11,912
	Intercontinental Exchange Inc.	3.100%	9/15/27	3,200	3,038
	Intercontinental Exchange Inc.	3.750%	9/21/28	1,300	1,301
	Invesco Finance plc	4.000%	1/30/24	5,475	5,466
	Invesco Finance plc	3.750%	1/15/26	6,250	6,067
	Janus Capital Group Inc.	4.875%	8/1/25	2,660	2,627
	Jefferies Group LLC	4.850%	1/15/27	10,809	10,379
	Lazard Group LLC	3.750%	2/13/25	2,735	2,650
	Lazard Group LLC	3.625%	3/1/27	6,795	6,393
	Lazard Group LLC	4.500%	9/19/28	4,200	4,204
	Legg Mason Inc.	3.950%	7/15/24	1,750	1,717
	Legg Mason Inc.	4.750%	3/15/26	3,395	3,453
	Nasdaq Inc.	4.250%	6/1/24	1,155	1,163
	Nasdaq Inc.	3.850%	6/30/26	8,460	8,146
	Raymond James Financial Inc.	3.625%	9/15/26	4,586	4,339
	Stifel Financial Corp.	4.250%	7/18/24	4,835	4,882
	TD Ameritrade Holding Corp.	3.625%	4/1/25	3,050	3,023
	TD Ameritrade Holding Corp.	3.300%	4/1/27	8,764	8,391
	Finance Companies (0.3%)
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.500%	1/15/25	7,100	6,461
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.450%	10/1/25	4,275	4,045
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.650%	7/21/27	9,192	7,963
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.875%	1/23/28	5,400	4,711
	Air Lease Corp.	4.250%	9/15/24	5,173	5,099
	Air Lease Corp.	3.250%	3/1/25	11,200	10,308
	Air Lease Corp.	3.625%	4/1/27	5,650	5,005
	Air Lease Corp.	3.625%	12/1/27	2,100	1,840
	Air Lease Corp.	4.625%	10/1/28	1,875	1,784
	Aircastle Ltd.	4.125%	5/1/24	1,750	1,643
	Ares Capital Corp.	4.250%	3/1/25	6,200	5,923
	GATX Corp.	4.350%	2/15/24	1,484	1,507
	GATX Corp.	3.250%	3/30/25	2,675	2,517
	GATX Corp.	3.250%	9/15/26	1,800	1,655
	GATX Corp.	3.850%	3/30/27	2,650	2,519

48

Vanguard® Intermediate-Term Bond Index Fund

Schedule of Investments

December 31, 2018

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	GATX Corp.	3.500%	3/15/28	2,825	2,597
	GE Capital International Funding Co. Unlimited Co.	3.373%	11/15/25	16,436	14,583
	Insurance (1.9%)
4	Aegon NV	5.500%	4/11/48	7,290	6,652
	Aetna Inc.	3.500%	11/15/24	6,388	6,146
	Aflac Inc.	3.625%	11/15/24	6,870	6,826
	Aflac Inc.	3.250%	3/17/25	3,525	3,431
	Aflac Inc.	2.875%	10/15/26	2,975	2,765
	Allied World Assurance Co. Holdings Ltd.	4.350%	10/29/25	5,778	5,609
	Allstate Corp.	3.280%	12/15/26	6,155	5,980
	American Financial Group Inc.	3.500%	8/15/26	4,200	3,938
	American International Group Inc.	4.125%	2/15/24	12,411	12,376
	American International Group Inc.	3.750%	7/10/25	4,462	4,256
	American International Group Inc.	3.900%	4/1/26	11,609	11,143
	American International Group Inc.	4.200%	4/1/28	7,250	6,973
4	American International Group Inc.	5.750%	4/1/48	6,650	5,872
	Anthem Inc.	3.500%	8/15/24	10,162	9,880
	Anthem Inc.	3.350%	12/1/24	8,355	8,077
	Anthem Inc.	3.650%	12/1/27	11,250	10,748
	Anthem Inc.	4.101%	3/1/28	11,778	11,550
	Aon plc	3.500%	6/14/24	5,720	5,586
	Aon plc	3.875%	12/15/25	13,320	13,150
	Arch Capital Finance LLC	4.011%	12/15/26	4,640	4,620
	Aspen Insurance Holdings Ltd.	4.650%	11/15/23	2,000	2,009
	Assurant Inc.	4.900%	3/27/28	3,500	3,501
	Assured Guaranty US Holdings Inc.	5.000%	7/1/24	4,700	4,775
	Athene Holding Ltd.	4.125%	1/12/28	9,575	8,670
	AXA Equitable Holdings Inc.	7.000%	4/1/28	2,250	2,568
5	AXA Equitable Holdings Inc.	4.350%	4/20/28	17,775	16,916
	AXIS Specialty Finance plc	4.000%	12/6/27	3,075	2,948
	Berkshire Hathaway Inc.	3.125%	3/15/26	23,215	22,469
	Brighthouse Financial Inc.	3.700%	6/22/27	10,545	8,911
	Brown & Brown Inc.	4.200%	9/15/24	5,255	5,182
	Chubb INA Holdings Inc.	3.350%	5/15/24	5,735	5,683
	Chubb INA Holdings Inc.	3.150%	3/15/25	10,948	10,672
	Chubb INA Holdings Inc.	3.350%	5/3/26	11,871	11,579
5	Cigna Corp.	4.125%	11/15/25	8,500	8,503
5	Cigna Corp.	4.375%	10/15/28	33,000	33,151
	Cigna Holding Co.	3.250%	4/15/25	9,500	9,038
	Cigna Holding Co.	3.050%	10/15/27	3,885	3,523
	Cincinnati Financial Corp.	6.920%	5/15/28	3,200	3,825
	CNA Financial Corp.	3.950%	5/15/24	5,730	5,630
	CNA Financial Corp.	4.500%	3/1/26	5,839	5,829
	CNA Financial Corp.	3.450%	8/15/27	3,553	3,289
5	Fairfax Financial Holdings Ltd.	4.850%	4/17/28	5,500	5,299
	First American Financial Corp.	4.600%	11/15/24	2,700	2,728
	Hanover Insurance Group Inc.	4.500%	4/15/26	4,700	4,710
	Humana Inc.	3.850%	10/1/24	6,496	6,398
	Humana Inc.	3.950%	3/15/27	5,975	5,853
	Kemper Corp.	4.350%	2/15/25	2,500	2,464
	Lincoln National Corp.	3.350%	3/9/25	1,500	1,446
	Lincoln National Corp.	3.625%	12/12/26	4,083	3,926
	Loews Corp.	3.750%	4/1/26	780	769
	Manulife Financial Corp.	4.150%	3/4/26	10,487	10,586
4	Manulife Financial Corp.	4.061%	2/24/32	6,135	5,774
	Markel Corp.	3.500%	11/1/27	2,500	2,366
	Marsh & McLennan Cos. Inc.	4.050%	10/15/23	2,000	2,033
	Marsh & McLennan Cos. Inc.	3.500%	6/3/24	2,140	2,097
	Marsh & McLennan Cos. Inc.	3.500%	3/10/25	3,250	3,164
	Marsh & McLennan Cos. Inc.	3.750%	3/14/26	5,807	5,707
	Mercury General Corp.	4.400%	3/15/27	3,465	3,352
	MetLife Inc.	4.368%	9/15/23	3,157	3,280
	MetLife Inc.	3.600%	4/10/24	9,169	9,179

49

Vanguard® Intermediate-Term Bond Index Fund

Schedule of Investments

December 31, 2018

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	MetLife Inc.	3.000%	3/1/25	3,150	3,017
	MetLife Inc.	3.600%	11/13/25	6,365	6,282
	Old Republic International Corp.	4.875%	10/1/24	4,625	4,781
	Old Republic International Corp.	3.875%	8/26/26	4,625	4,338
	Principal Financial Group Inc.	3.400%	5/15/25	6,266	6,085
	Principal Financial Group Inc.	3.100%	11/15/26	1,700	1,584
	Progressive Corp.	2.450%	1/15/27	4,340	3,967
	Prudential Financial Inc.	3.500%	5/15/24	4,234	4,257
	Prudential Financial Inc.	3.878%	3/27/28	3,000	3,021
4	Prudential Financial Inc.	5.200%	3/15/44	5,525	5,180
4	Prudential Financial Inc.	5.375%	5/15/45	9,150	8,590
4	Prudential Financial Inc.	4.500%	9/15/47	7,125	6,065
4	Prudential Financial Inc.	5.700%	9/15/48	8,300	7,662
	Reinsurance Group of America Inc.	3.950%	9/15/26	1,700	1,654
	RenaissanceRe Finance Inc.	3.700%	4/1/25	2,800	2,754
	RenaissanceRe Finance Inc.	3.450%	7/1/27	1,800	1,716
	Torchmark Corp.	4.550%	9/15/28	3,475	3,533
	Trinity Acquisition plc	4.400%	3/15/26	4,680	4,655
	UnitedHealth Group Inc.	3.500%	2/15/24	3,755	3,779
	UnitedHealth Group Inc.	3.750%	7/15/25	15,495	15,650
	UnitedHealth Group Inc.	3.700%	12/15/25	1,965	1,987
	UnitedHealth Group Inc.	3.100%	3/15/26	9,562	9,269
	UnitedHealth Group Inc.	3.450%	1/15/27	3,154	3,126
	UnitedHealth Group Inc.	3.375%	4/15/27	6,365	6,310
	UnitedHealth Group Inc.	2.950%	10/15/27	8,000	7,567
	UnitedHealth Group Inc.	3.850%	6/15/28	9,200	9,305
	UnitedHealth Group Inc.	3.875%	12/15/28	6,500	6,585
	Unum Group	4.000%	3/15/24	4,120	4,058
	Voya Financial Inc.	3.125%	7/15/24	5,790	5,427
	Voya Financial Inc.	3.650%	6/15/26	3,504	3,320
	Willis North America Inc.	3.600%	5/15/24	6,055	5,877
	Willis North America Inc.	4.500%	9/15/28	4,500	4,387
	XLIT Ltd.	4.450%	3/31/25	4,171	4,144
	Other Finance (0.0%)
	ORIX Corp.	3.250%	12/4/24	5,950	5,727
	ORIX Corp.	3.700%	7/18/27	4,000	3,847
	Real Estate Investment Trusts (1.9%)
	Alexandria Real Estate Equities Inc.	4.000%	1/15/24	4,800	4,846
	Alexandria Real Estate Equities Inc.	3.450%	4/30/25	5,700	5,481
	Alexandria Real Estate Equities Inc.	4.300%	1/15/26	2,350	2,352
	Alexandria Real Estate Equities Inc.	3.950%	1/15/28	3,000	2,882
	American Campus Communities Operating Partnership LP	4.125%	7/1/24	2,700	2,702
	American Campus Communities Operating Partnership LP	3.625%	11/15/27	800	749
	American Homes 4 Rent LP	4.250%	2/15/28	1,950	1,878
	AvalonBay Communities Inc.	3.450%	6/1/25	7,167	7,075
	AvalonBay Communities Inc.	3.500%	11/15/25	4,700	4,639
	AvalonBay Communities Inc.	2.950%	5/11/26	5,638	5,355
	AvalonBay Communities Inc.	2.900%	10/15/26	600	565
	AvalonBay Communities Inc.	3.350%	5/15/27	4,575	4,411
	AvalonBay Communities Inc.	3.200%	1/15/28	25	24
	Boston Properties LP	3.800%	2/1/24	1,765	1,758
	Boston Properties LP	3.200%	1/15/25	6,958	6,638
	Boston Properties LP	3.650%	2/1/26	7,720	7,473
	Boston Properties LP	2.750%	10/1/26	7,291	6,600
	Boston Properties LP	4.500%	12/1/28	5,000	5,114
	Brandywine Operating Partnership LP	3.950%	11/15/27	7,800	7,436
	Brixmor Operating Partnership LP	3.650%	6/15/24	2,375	2,303
	Brixmor Operating Partnership LP	3.850%	2/1/25	7,133	6,894
	Brixmor Operating Partnership LP	4.125%	6/15/26	5,625	5,425
	Brixmor Operating Partnership LP	3.900%	3/15/27	6,875	6,510
	Camden Property Trust	4.100%	10/15/28	775	785

50

Vanguard® Intermediate-Term Bond Index Fund

Schedule of Investments

December 31, 2018

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Columbia Property Trust Operating Partnership LP	4.150%	4/1/25	3,700	3,633
Columbia Property Trust Operating Partnership LP	3.650%	8/15/26	6,575	6,179
Corporate Office Properties LP	5.250%	2/15/24	2,975	3,082
CubeSmart LP	4.375%	12/15/23	2,575	2,634
CubeSmart LP	4.000%	11/15/25	825	808
CubeSmart LP	3.125%	9/1/26	4,350	3,991
Digital Realty Trust LP	4.750%	10/1/25	4,525	4,636
Digital Realty Trust LP	3.700%	8/15/27	7,800	7,376
Digital Realty Trust LP	4.450%	7/15/28	11,535	11,485
Duke Realty LP	3.750%	12/1/24	1,900	1,886
Duke Realty LP	3.250%	6/30/26	1,450	1,385
Duke Realty LP	3.375%	12/15/27	2,800	2,648
Duke Realty LP	4.000%	9/15/28	1,725	1,716
EPR Properties	5.250%	7/15/23	350	360
EPR Properties	4.500%	4/1/25	3,486	3,432
EPR Properties	4.750%	12/15/26	4,800	4,757
EPR Properties	4.500%	6/1/27	3,900	3,761
EPR Properties	4.950%	4/15/28	3,635	3,588
ERP Operating LP	3.375%	6/1/25	2,300	2,258
ERP Operating LP	2.850%	11/1/26	8,325	7,839
ERP Operating LP	3.250%	8/1/27	2,150	2,063
ERP Operating LP	3.500%	3/1/28	1,000	975
Essex Portfolio LP	3.875%	5/1/24	2,900	2,909
Essex Portfolio LP	3.500%	4/1/25	6,400	6,219
Essex Portfolio LP	3.375%	4/15/26	4,250	4,048
Essex Portfolio LP	3.625%	5/1/27	400	385
Federal Realty Investment Trust	3.250%	7/15/27	6,400	6,075
HCP Inc.	4.200%	3/1/24	6,392	6,381
HCP Inc.	3.875%	8/15/24	6,025	5,919
HCP Inc.	3.400%	2/1/25	6,144	5,792
HCP Inc.	4.000%	6/1/25	4,162	4,075
Healthcare Realty Trust Inc.	3.625%	1/15/28	1,306	1,227
Healthcare Trust of America Holdings LP	3.500%	8/1/26	3,200	3,011
Healthcare Trust of America Holdings LP	3.750%	7/1/27	4,375	4,147
Highwoods Realty LP	3.875%	3/1/27	2,500	2,442
Highwoods Realty LP	4.125%	3/15/28	3,700	3,625
Hospitality Properties Trust	4.650%	3/15/24	4,260	4,243
Hospitality Properties Trust	4.500%	3/15/25	3,025	2,947
Hospitality Properties Trust	5.250%	2/15/26	5,230	5,240
Hospitality Properties Trust	4.950%	2/15/27	1,610	1,571
Hospitality Properties Trust	3.950%	1/15/28	2,000	1,806
Hospitality Properties Trust	4.375%	2/15/30	1,500	1,374
Host Hotels & Resorts LP	3.875%	4/1/24	3,800	3,769
Host Hotels & Resorts LP	4.000%	6/15/25	4,830	4,721
Hudson Pacific Properties LP	3.950%	11/1/27	1,150	1,059
Kilroy Realty LP	3.450%	12/15/24	4,608	4,447
Kilroy Realty LP	4.375%	10/1/25	3,489	3,487
Kilroy Realty LP	4.750%	12/15/28	1,475	1,509
Kimco Realty Corp.	2.700%	3/1/24	1,000	941
Kimco Realty Corp.	3.300%	2/1/25	9,360	8,909
Kimco Realty Corp.	2.800%	10/1/26	4,050	3,644
Kimco Realty Corp.	3.800%	4/1/27	300	289
Kite Realty Group LP	4.000%	10/1/26	2,750	2,526
Liberty Property LP	4.400%	2/15/24	3,225	3,308
Liberty Property LP	3.750%	4/1/25	7,650	7,501
Liberty Property LP	3.250%	10/1/26	1,900	1,788
Life Storage LP	3.875%	12/15/27	2,945	2,799
LifeStorage LP	3.500%	7/1/26	4,075	3,829
Mid-America Apartments LP	3.750%	6/15/24	1,700	1,684
Mid-America Apartments LP	4.000%	11/15/25	4,150	4,153
Mid-America Apartments LP	3.600%	6/1/27	9,745	9,377
National Retail Properties Inc.	3.900%	6/15/24	4,825	4,818
National Retail Properties Inc.	4.000%	11/15/25	1,150	1,141
National Retail Properties Inc.	3.600%	12/15/26	3,150	3,032

51

Vanguard® Intermediate-Term Bond Index Fund

Schedule of Investments

December 31, 2018

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
National Retail Properties Inc.	4.300%	10/15/28	2,350	2,358
Omega Healthcare Investors Inc.	4.950%	4/1/24	3,550	3,577
Omega Healthcare Investors Inc.	4.500%	1/15/25	4,500	4,399
Omega Healthcare Investors Inc.	5.250%	1/15/26	6,295	6,374
Omega Healthcare Investors Inc.	4.500%	4/1/27	6,635	6,345
Omega Healthcare Investors Inc.	4.750%	1/15/28	2,000	1,950
Physicians Realty LP	4.300%	3/15/27	3,300	3,206
Physicians Realty LP	3.950%	1/15/28	1,500	1,416
Piedmont Operating Partnership LP	4.450%	3/15/24	5,925	5,988
Prologis LP	3.750%	11/1/25	5,120	5,139
Prologis LP	3.875%	9/15/28	2,000	2,027
Public Storage	3.094%	9/15/27	3,450	3,240
Realty Income Corp.	3.875%	7/15/24	2,650	2,656
Realty Income Corp.	3.875%	4/15/25	4,500	4,492
Realty Income Corp.	4.125%	10/15/26	6,075	6,111
Realty Income Corp.	3.000%	1/15/27	4,440	4,124
Realty Income Corp.	3.650%	1/15/28	7,269	7,048
Regency Centers LP	3.600%	2/1/27	4,675	4,467
Regency Centers LP	4.125%	3/15/28	2,800	2,760
Sabra Health Care LP	5.125%	8/15/26	3,150	2,908
Select Income REIT	4.250%	5/15/24	2,950	2,797
Select Income REIT	4.500%	2/1/25	4,183	3,943
Senior Housing Properties Trust	4.750%	2/15/28	2,700	2,518
Simon Property Group LP	3.750%	2/1/24	3,265	3,288
Simon Property Group LP	3.375%	10/1/24	5,505	5,397
Simon Property Group LP	3.500%	9/1/25	7,000	6,867
Simon Property Group LP	3.300%	1/15/26	7,275	7,010
Simon Property Group LP	3.250%	11/30/26	7,180	6,857
Simon Property Group LP	3.375%	6/15/27	7,140	6,844
Simon Property Group LP	3.375%	12/1/27	6,100	5,845
SITE Centers Corp.	3.625%	2/1/25	6,400	6,113
SITE Centers Corp.	4.250%	2/1/26	2,831	2,791
SITE Centers Corp.	3.900%	8/15/24	4,300	4,203
SITE Centers Corp.	4.700%	6/1/27	3,775	3,797
STORE Capital Corp.	4.500%	3/15/28	3,225	3,131
Tanger Properties LP	3.750%	12/1/24	1,550	1,501
Tanger Properties LP	3.125%	9/1/26	1,275	1,137
Tanger Properties LP	3.875%	7/15/27	2,700	2,533
UDR Inc.	3.750%	7/1/24	1,750	1,743
UDR Inc.	4.000%	10/1/25	4,850	4,854
UDR Inc.	2.950%	9/1/26	5,425	5,040
UDR Inc.	3.500%	1/15/28	1,500	1,421
Ventas Realty LP	3.750%	5/1/24	3,400	3,349
Ventas Realty LP	3.500%	2/1/25	5,690	5,465
Ventas Realty LP	4.125%	1/15/26	3,561	3,556
Ventas Realty LP	3.250%	10/15/26	6,125	5,720
Ventas Realty LP	4.000%	3/1/28	4,750	4,613
VEREIT Operating Partnership LP	4.600%	2/6/24	5,045	5,050
VEREIT Operating Partnership LP	4.625%	11/1/25	2,300	2,304
VEREIT Operating Partnership LP	4.875%	6/1/26	4,883	4,876
VEREIT Operating Partnership LP	3.950%	8/15/27	13,766	12,767
Vornado Realty LP	3.500%	1/15/25	3,400	3,282
Washington Prime Group LP	5.950%	8/15/24	6,900	6,093
Weingarten Realty Investors	4.450%	1/15/24	150	153
Weingarten Realty Investors	3.850%	6/1/25	3,500	3,423
Welltower Inc.	4.500%	1/15/24	1,695	1,739
Welltower Inc.	4.000%	6/1/25	6,663	6,568
Welltower Inc.	4.250%	4/1/26	6,100	6,090
Welltower Inc.	4.250%	4/15/28	6,425	6,349
WP Carey Inc.	4.600%	4/1/24	4,175	4,216
WP Carey Inc.	4.000%	2/1/25	1,990	1,938
WP Carey Inc.	4.250%	10/1/26	1,175	1,144
				4,625,752

52

Vanguard® Intermediate-Term Bond Index Fund

Schedule of Investments

December 31, 2018

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Industrial (23.3%)
	Basic Industry (1.1%)
	Air Products & Chemicals Inc.	3.350%	7/31/24	8,800	8,655
	Airgas Inc.	3.650%	7/15/24	2,550	2,566
	Albemarle Corp.	4.150%	12/1/24	4,665	4,712
	ArcelorMittal	6.125%	6/1/25	4,250	4,436
	BHP Billiton Finance USA Ltd.	3.850%	9/30/23	9,350	9,579
	BHP Billiton Finance USA Ltd.	6.420%	3/1/26	500	579
	Braskem Finance Ltd.	6.450%	2/3/24	6,600	6,947
	Celulosa Arauco y Constitucion SA	4.500%	8/1/24	2,000	1,976
	Celulosa Arauco y Constitucion SA	3.875%	11/2/27	11,050	10,144
	Dow Chemical Co.	3.500%	10/1/24	9,700	9,357
5	Dow Chemical Co.	4.550%	11/30/25	2,000	2,036
5	Dow Chemical Co.	4.800%	11/30/28	5,000	5,088
	DowDuPont Inc.	4.493%	11/15/25	12,000	12,339
	DowDuPont Inc.	4.725%	11/15/28	18,500	19,165
	Eastman Chemical Co.	3.800%	3/15/25	8,817	8,455
	Ecolab Inc.	2.700%	11/1/26	9,840	9,172
	Ecolab Inc.	3.250%	12/1/27	1,600	1,539
	Fibria Overseas Finance Ltd.	5.250%	5/12/24	6,450	6,480
	Fibria Overseas Finance Ltd.	4.000%	1/14/25	7,735	7,303
	Fibria Overseas Finance Ltd.	5.500%	1/17/27	3,775	3,794
	FMC Corp.	4.100%	2/1/24	2,964	3,032
	Georgia-Pacific LLC	8.000%	1/15/24	3,750	4,508
	Georgia-Pacific LLC	7.375%	12/1/25	1,679	2,022
	International Flavors & Fragrances Inc.	4.450%	9/26/28	2,000	2,021
	International Paper Co.	3.650%	6/15/24	10,010	10,026
	International Paper Co.	3.800%	1/15/26	7,711	7,573
	International Paper Co.	3.000%	2/15/27	1,050	954
	Kinross Gold Corp.	4.500%	7/15/27	6,617	5,699
	LYB International Finance II BV	3.500%	3/2/27	9,147	8,324
	LyondellBasell Industries NV	5.750%	4/15/24	8,588	9,157
	Methanex Corp.	4.250%	12/1/24	3,500	3,393
	Mosaic Co.	4.250%	11/15/23	2,000	2,009
	Mosaic Co.	4.050%	11/15/27	5,250	4,944
	Nucor Corp.	3.950%	5/1/28	3,135	3,126
	Nutrien Ltd.	3.625%	3/15/24	2,250	2,187
	Nutrien Ltd.	3.375%	3/15/25	8,045	7,566
	Nutrien Ltd.	3.000%	4/1/25	4,111	3,789
	Nutrien Ltd.	4.000%	12/15/26	6,655	6,440
	Packaging Corp. of America	4.500%	11/1/23	9,005	9,213
	Packaging Corp. of America	3.650%	9/15/24	3,050	2,964
	Praxair Inc.	2.650%	2/5/25	2,156	2,027
	Praxair Inc.	3.200%	1/30/26	5,237	5,099
	Rio Tinto Finance USA Ltd.	3.750%	6/15/25	11,032	11,053
	Rio Tinto Finance USA Ltd.	7.125%	7/15/28	1,000	1,247
	RPM International Inc.	3.750%	3/15/27	2,950	2,855
	SASOL Financing USA LLC	5.875%	3/27/24	9,950	9,888
	SASOL Financing USA LLC	6.500%	9/27/28	6,325	6,301
	Sherwin-Williams Co.	3.125%	6/1/24	6,625	6,327
	Sherwin-Williams Co.	3.450%	8/1/25	4,200	3,938
	Sherwin-Williams Co.	3.950%	1/15/26	3,466	3,361
	Sherwin-Williams Co.	3.450%	6/1/27	11,940	11,018
	Southern Copper Corp.	3.875%	4/23/25	7,225	6,977
	Vale Overseas Ltd.	6.250%	8/10/26	16,650	17,899
	Westlake Chemical Corp.	3.600%	8/15/26	6,438	5,897
	Weyerhaeuser Co.	8.500%	1/15/25	600	737
5	WRKCo.	3.000%	9/15/24	1,455	1,380
5	WRKCo.	3.750%	3/15/25	7,825	7,594
5	WRKCo.	4.650%	3/15/26	6,691	6,777
5	WRKCo.	3.375%	9/15/27	3,300	3,029
5	WRKCo.	4.000%	3/15/28	5,975	5,640
	Yamana Gold Inc.	4.950%	7/15/24	3,105	3,031
	Yamana Gold Inc.	4.625%	12/15/27	1,275	1,184

53

Vanguard® Intermediate-Term Bond Index Fund

Schedule of Investments

December 31, 2018

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Capital Goods (2.0%)
3M Co.	3.000%	8/7/25	2,100	2,049
3M Co.	2.250%	9/19/26	6,050	5,583
3M Co.	2.875%	10/15/27	6,100	5,853
3M Co.	3.625%	9/14/28	9,500	9,647
ABB Finance USA Inc.	3.800%	4/3/28	3,390	3,396
Allegion US Holding Co. Inc.	3.200%	10/1/24	3,900	3,646
Allegion US Holding Co. Inc.	3.550%	10/1/27	3,750	3,424
Bemis Co. Inc.	3.100%	9/15/26	2,700	2,454
Boeing Co.	2.850%	10/30/24	2,151	2,075
Boeing Co.	2.500%	3/1/25	1,092	1,027
Boeing Co.	2.600%	10/30/25	1,400	1,319
Boeing Co.	2.250%	6/15/26	2,195	2,022
Boeing Co.	2.800%	3/1/27	3,412	3,252
Boeing Co.	3.250%	3/1/28	1,800	1,756
Boeing Co.	3.450%	11/1/28	4,136	4,086
Carlisle Cos. Inc.	3.500%	12/1/24	3,700	3,532
Carlisle Cos. Inc.	3.750%	12/1/27	5,450	5,123
Caterpillar Financial Services Corp.	3.300%	6/9/24	3,250	3,230
Caterpillar Financial Services Corp.	3.250%	12/1/24	8,758	8,689
Caterpillar Financial Services Corp.	2.400%	8/9/26	3,535	3,263
Caterpillar Inc.	3.400%	5/15/24	11,396	11,430
CNH Industrial Capital LLC	4.200%	1/15/24	2,800	2,773
CNH Industrial NV	3.850%	11/15/27	9,349	8,554
Crane Co.	4.450%	12/15/23	3,040	3,118
Dover Corp.	3.150%	11/15/25	4,014	3,833
Eagle Materials Inc.	4.500%	8/1/26	1,550	1,525
Eaton Corp.	3.103%	9/15/27	6,200	5,853
Embraer Netherlands Finance BV	5.050%	6/15/25	3,183	3,226
Embraer Netherlands Finance BV	5.400%	2/1/27	5,388	5,574
Emerson Electric Co.	3.150%	6/1/25	3,300	3,235
Fortive Corp.	3.150%	6/15/26	8,016	7,583
Fortune Brands Home & Security Inc.	4.000%	6/15/25	4,250	4,246
General Dynamics Corp.	2.375%	11/15/24	7,350	6,878
General Dynamics Corp.	3.500%	5/15/25	8,900	8,917
General Dynamics Corp.	2.125%	8/15/26	6,124	5,419
General Dynamics Corp.	2.625%	11/15/27	5,400	4,970
General Dynamics Corp.	3.750%	5/15/28	6,150	6,215
General Electric Co.	3.375%	3/11/24	7,605	7,083
General Electric Co.	3.450%	5/15/24	8,746	8,111
Harris Corp.	3.832%	4/27/25	6,158	6,008
Harris Corp.	4.400%	6/15/28	1,400	1,398
Hexcel Corp.	4.700%	8/15/25	1,500	1,543
Hexcel Corp.	3.950%	2/15/27	3,645	3,549
Honeywell International Inc.	2.500%	11/1/26	10,693	10,004
Hubbell Inc.	3.350%	3/1/26	3,380	3,193
Hubbell Inc.	3.150%	8/15/27	2,700	2,461
Hubbell Inc.	3.500%	2/15/28	4,900	4,566
Huntington Ingalls Industries Inc.	3.483%	12/1/27	6,220	5,792
Illinois Tool Works Inc.	3.500%	3/1/24	12,870	13,041
Illinois Tool Works Inc.	2.650%	11/15/26	2,685	2,486
Ingersoll-Rand Luxembourg Finance SA	3.550%	11/1/24	9,950	9,862
John Deere Capital Corp.	3.350%	6/12/24	7,010	6,973
John Deere Capital Corp.	2.650%	6/24/24	3,400	3,254
John Deere Capital Corp.	3.450%	3/13/25	3,500	3,474
John Deere Capital Corp.	3.400%	9/11/25	2,300	2,269
John Deere Capital Corp.	2.650%	6/10/26	5,014	4,697
John Deere Capital Corp.	2.800%	9/8/27	7,050	6,589
John Deere Capital Corp.	3.050%	1/6/28	7,050	6,704
Johnson Controls International plc	3.625%	7/2/24	2,725	2,685
Johnson Controls International plc	3.900%	2/14/26	7,302	7,109
Kennametal Inc.	4.625%	6/15/28	3,750	3,649
L3 Technologies Inc.	3.950%	5/28/24	3,778	3,747

54

Vanguard® Intermediate-Term Bond Index Fund

Schedule of Investments

December 31, 2018

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
L3 Technologies Inc.	3.850%	12/15/26	6,503	6,284
L3 Technologies Inc.	4.400%	6/15/28	7,150	7,092
Leggett & Platt Inc.	3.800%	11/15/24	3,200	3,128
Leggett & Platt Inc.	3.500%	11/15/27	6,000	5,571
Legrand France SA	8.500%	2/15/25	2,700	3,339
Lockheed Martin Corp.	2.900%	3/1/25	5,716	5,476
Lockheed Martin Corp.	3.550%	1/15/26	13,133	13,015
Martin Marietta Materials Inc.	4.250%	7/2/24	2,790	2,777
Martin Marietta Materials Inc.	3.450%	6/1/27	4,575	4,246
Martin Marietta Materials Inc.	3.500%	12/15/27	4,200	3,833
Masco Corp.	4.450%	4/1/25	4,793	4,759
Masco Corp.	4.375%	4/1/26	5,064	5,057
Masco Corp.	3.500%	11/15/27	1,750	1,590
Northrop Grumman Corp.	2.930%	1/15/25	12,850	12,148
Northrop Grumman Corp.	3.200%	2/1/27	3,400	3,188
Northrop Grumman Corp.	3.250%	1/15/28	13,230	12,306
Nvent Finance Sarl	4.550%	4/15/28	2,000	1,982
Oshkosh Corp.	4.600%	5/15/28	2,450	2,419
Owens Corning	4.200%	12/1/24	3,250	3,159
Owens Corning	3.400%	8/15/26	7,260	6,646
Parker-Hannifin Corp.	3.300%	11/21/24	4,585	4,549
Parker-Hannifin Corp.	3.250%	3/1/27	13,147	12,575
Precision Castparts Corp.	3.250%	6/15/25	8,643	8,464
Raytheon Co.	3.150%	12/15/24	2,905	2,865
Republic Services Inc.	3.200%	3/15/25	10,576	10,145
Republic Services Inc.	2.900%	7/1/26	1,133	1,063
Republic Services Inc.	3.375%	11/15/27	4,300	4,118
Rockwell Automation Inc.	2.875%	3/1/25	773	736
Rockwell Collins Inc.	3.700%	12/15/23	2,010	2,014
Rockwell Collins Inc.	3.200%	3/15/24	8,060	7,662
Rockwell Collins Inc.	3.500%	3/15/27	11,946	11,098
Roper Technologies Inc.	3.850%	12/15/25	2,275	2,271
Roper Technologies Inc.	3.800%	12/15/26	12,650	12,190
Snap-on Inc.	3.250%	3/1/27	2,575	2,527
Spirit AeroSystems Inc.	3.850%	6/15/26	7,350	6,754
Spirit AeroSystems Inc.	4.600%	6/15/28	10,850	10,276
Stanley Black & Decker Inc.	4.250%	11/15/28	5,015	5,167
Textron Inc.	4.300%	3/1/24	2,500	2,532
Textron Inc.	3.875%	3/1/25	2,220	2,165
Textron Inc.	4.000%	3/15/26	3,770	3,665
Textron Inc.	3.650%	3/15/27	12,018	11,374
Textron Inc.	3.375%	3/1/28	1,000	934
Timken Co.	3.875%	9/1/24	3,150	3,074
United Technologies Corp.	2.800%	5/4/24	11,275	10,621
United Technologies Corp.	3.950%	8/16/25	12,757	12,657
United Technologies Corp.	2.650%	11/1/26	9,725	8,688
United Technologies Corp.	4.125%	11/16/28	28,975	28,717
Vulcan Materials Co.	4.500%	4/1/25	4,004	3,951
Wabtec Corp.	4.150%	3/15/24	4,940	4,761
Wabtec Corp.	3.450%	11/15/26	7,473	6,675
Wabtec Corp.	4.700%	9/15/28	5,000	4,689
Waste Management Inc.	3.500%	5/15/24	4,010	4,008
Waste Management Inc.	3.125%	3/1/25	7,436	7,200
Waste Management Inc.	3.150%	11/15/27	11,044	10,471
Xylem Inc.	3.250%	11/1/26	4,685	4,410
Communication (3.0%)
21st Century Fox America Inc.	4.000%	10/1/23	2,825	2,896
21st Century Fox America Inc.	3.700%	9/15/24	5,525	5,537
21st Century Fox America Inc.	3.700%	10/15/25	2,625	2,646
21st Century Fox America Inc.	3.375%	11/15/26	4,100	4,027
Activision Blizzard Inc.	3.400%	9/15/26	8,235	7,781
Activision Blizzard Inc.	3.400%	6/15/27	2,200	2,038
American Tower Corp.	5.000%	2/15/24	9,288	9,597

55

Vanguard® Intermediate-Term Bond Index Fund

Schedule of Investments

December 31, 2018

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	American Tower Corp.	4.000%	6/1/25	5,049	4,958
	American Tower Corp.	3.375%	10/15/26	13,015	12,122
	American Tower Corp.	3.125%	1/15/27	3,285	2,988
	American Tower Corp.	3.550%	7/15/27	6,175	5,781
	American Tower Corp.	3.600%	1/15/28	6,535	6,096
	AT&T Inc.	3.800%	3/1/24	12,298	12,157
	AT&T Inc.	4.450%	4/1/24	8,961	9,104
	AT&T Inc.	3.950%	1/15/25	11,402	11,123
	AT&T Inc.	3.400%	5/15/25	50,716	47,532
	AT&T Inc.	4.125%	2/17/26	11,013	10,759
	AT&T Inc.	4.250%	3/1/27	14,379	14,072
	AT&T Inc.	4.100%	2/15/28	22,275	21,411
	CBS Corp.	3.700%	8/15/24	6,545	6,380
	CBS Corp.	3.500%	1/15/25	5,500	5,199
	CBS Corp.	4.000%	1/15/26	7,603	7,307
	CBS Corp.	2.900%	1/15/27	7,740	6,828
	CBS Corp.	3.375%	2/15/28	4,800	4,314
	Charter Communications Operating LLC / Charter Communications Operating Capital	4.500%	2/1/24	7,500	7,487
	Charter Communications Operating LLC / Charter Communications Operating Capital	4.908%	7/23/25	45,214	44,992
	Charter Communications Operating LLC / Charter Communications Operating Capital	3.750%	2/15/28	18,760	17,001
	Comcast Corp.	3.000%	2/1/24	10,597	10,339
	Comcast Corp.	3.600%	3/1/24	8,848	8,857
	Comcast Corp.	3.700%	4/15/24	22,000	22,109
	Comcast Corp.	3.375%	2/15/25	8,215	8,036
	Comcast Corp.	3.375%	8/15/25	14,294	13,879
	Comcast Corp.	3.950%	10/15/25	15,925	16,127
	Comcast Corp.	3.150%	3/1/26	19,529	18,626
	Comcast Corp.	2.350%	1/15/27	29,975	26,709
	Comcast Corp.	3.300%	2/1/27	11,925	11,317
	Comcast Corp.	3.150%	2/15/28	14,380	13,500
	Comcast Corp.	3.550%	5/1/28	6,600	6,348
	Comcast Corp.	4.150%	10/15/28	32,000	32,498
	Crown Castle International Corp.	3.200%	9/1/24	6,350	6,000
	Crown Castle International Corp.	4.450%	2/15/26	8,313	8,270
	Crown Castle International Corp.	3.700%	6/15/26	11,993	11,350
	Crown Castle International Corp.	4.000%	3/1/27	4,750	4,562
	Crown Castle International Corp.	3.650%	9/1/27	3,189	2,975
	Crown Castle International Corp.	3.800%	2/15/28	9,500	8,969
	Discovery Communications LLC	3.800%	3/13/24	4,850	4,738
5	Discovery Communications LLC	3.900%	11/15/24	5,300	5,175
	Discovery Communications LLC	3.450%	3/15/25	2,900	2,691
5	Discovery Communications LLC	3.950%	6/15/25	5,225	5,047
	Discovery Communications LLC	4.900%	3/11/26	6,541	6,589
	Discovery Communications LLC	3.950%	3/20/28	12,400	11,365
	Electronic Arts Inc.	4.800%	3/1/26	4,500	4,610
	Grupo Televisa SAB	6.625%	3/18/25	3,860	4,181
	Grupo Televisa SAB	4.625%	1/30/26	4,135	4,095
	Interpublic Group of Cos. Inc.	4.200%	4/15/24	4,572	4,536
	Interpublic Group of Cos. Inc.	4.650%	10/1/28	4,190	4,136
	Moody’s Corp.	4.875%	2/15/24	6,782	7,086
	Omnicom Group Inc. / Omnicom Capital Inc.	3.650%	11/1/24	12,665	12,233
	Omnicom Group Inc. / Omnicom Capital Inc.	3.600%	4/15/26	8,326	7,867
	Rogers Communications Inc.	3.625%	12/15/25	5,150	5,023
	Rogers Communications Inc.	2.900%	11/15/26	4,425	4,109
	S&P Global Inc.	4.000%	6/15/25	7,058	7,204
	S&P Global Inc.	4.400%	2/15/26	6,515	6,758
	S&P Global Inc.	2.950%	1/22/27	4,150	3,922
	Telefonica Emisiones SAU	4.103%	3/8/27	12,795	12,292
	TELUS Corp.	2.800%	2/16/27	5,600	5,165
	Thomson Reuters Corp.	3.350%	5/15/26	5,600	5,211
	Verizon Communications Inc.	4.150%	3/15/24	7,376	7,543

56

Vanguard® Intermediate-Term Bond Index Fund

Schedule of Investments

December 31, 2018

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Verizon Communications Inc.	3.500%	11/1/24	8,127	8,026
Verizon Communications Inc.	3.376%	2/15/25	34,070	33,077
Verizon Communications Inc.	2.625%	8/15/26	20,426	18,527
Verizon Communications Inc.	4.125%	3/16/27	34,676	34,696
Verizon Communications Inc.	4.329%	9/21/28	36,851	37,028
Viacom Inc.	3.875%	4/1/24	4,220	4,139
Vodafone Group plc	3.750%	1/16/24	17,500	17,249
Vodafone Group plc	4.125%	5/30/25	13,020	12,846
Vodafone Group plc	4.375%	5/30/28	25,125	24,386
Walt Disney Co.	3.150%	9/17/25	8,602	8,360
Walt Disney Co.	3.000%	2/13/26	8,395	8,068
Walt Disney Co.	1.850%	7/30/26	16,262	14,414
Warner Media LLC	3.550%	6/1/24	9,600	9,211
Warner Media LLC	3.600%	7/15/25	10,755	10,185
Warner Media LLC	3.875%	1/15/26	7,125	6,902
Warner Media LLC	2.950%	7/15/26	530	473
Warner Media LLC	3.800%	2/15/27	14,702	13,792
WPP Finance 2010	3.750%	9/19/24	6,873	6,397
Consumer Cyclical (3.0%)
Alibaba Group Holding Ltd.	3.600%	11/28/24	20,000	19,564
Alibaba Group Holding Ltd.	3.400%	12/6/27	15,600	14,354
Amazon.com Inc.	2.800%	8/22/24	17,750	17,254
Amazon.com Inc.	3.800%	12/5/24	9,939	10,162
Amazon.com Inc.	5.200%	12/3/25	8,900	9,760
Amazon.com Inc.	3.150%	8/22/27	24,875	24,021
American Honda Finance Corp.	2.900%	2/16/24	5,975	5,783
American Honda Finance Corp.	2.300%	9/9/26	2,350	2,117
American Honda Finance Corp.	3.500%	2/15/28	5,700	5,527
Aptiv plc	4.250%	1/15/26	5,400	5,305
Automatic Data Processing Inc.	3.375%	9/15/25	9,477	9,426
AutoNation Inc.	3.500%	11/15/24	3,800	3,517
AutoNation Inc.	4.500%	10/1/25	3,740	3,637
AutoNation Inc.	3.800%	11/15/27	3,750	3,342
AutoZone Inc.	3.250%	4/15/25	6,120	5,793
AutoZone Inc.	3.125%	4/21/26	4,100	3,802
AutoZone Inc.	3.750%	6/1/27	6,100	5,850
Best Buy Co. Inc.	4.450%	10/1/28	2,685	2,569
Block Financial LLC	5.250%	10/1/25	3,025	3,029
Booking Holdings Inc.	3.650%	3/15/25	4,250	4,109
Booking Holdings Inc.	3.600%	6/1/26	14,570	13,968
Booking Holdings Inc.	3.550%	3/15/28	1,500	1,407
BorgWarner Inc.	3.375%	3/15/25	3,200	3,111
Costco Wholesale Corp.	2.750%	5/18/24	8,326	8,071
Costco Wholesale Corp.	3.000%	5/18/27	7,053	6,766
Darden Restaurants Inc.	3.850%	5/1/27	4,050	3,853
Delphi Corp.	4.150%	3/15/24	6,516	6,456
Dollar General Corp.	4.150%	11/1/25	5,312	5,276
Dollar General Corp.	3.875%	4/15/27	5,750	5,513
Dollar General Corp.	4.125%	5/1/28	2,500	2,426
Dollar Tree Inc.	4.000%	5/15/25	9,700	9,295
Dollar Tree Inc.	4.200%	5/15/28	9,250	8,768
eBay Inc.	3.450%	8/1/24	6,825	6,524
eBay Inc.	3.600%	6/5/27	7,450	6,946
Expedia Group Inc.	4.500%	8/15/24	3,610	3,600
Expedia Group Inc.	5.000%	2/15/26	3,245	3,279
Expedia Group Inc.	3.800%	2/15/28	11,369	10,469
Ford Motor Co.	4.346%	12/8/26	13,575	12,089
Ford Motor Co.	6.625%	10/1/28	2,427	2,428
Ford Motor Credit Co. LLC	3.810%	1/9/24	4,540	4,151
Ford Motor Credit Co. LLC	3.664%	9/8/24	4,563	4,083
Ford Motor Credit Co. LLC	4.687%	6/9/25	10,700	9,907
Ford Motor Credit Co. LLC	4.134%	8/4/25	14,113	12,706
Ford Motor Credit Co. LLC	4.389%	1/8/26	9,114	8,202

57

Vanguard® Intermediate-Term Bond Index Fund

Schedule of Investments

December 31, 2018

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Ford Motor Credit Co. LLC	3.815%	11/2/27	5,880	4,934
	General Motors Co.	4.000%	4/1/25	2,283	2,132
	General Motors Co.	4.200%	10/1/27	375	340
	General Motors Co.	5.000%	10/1/28	6,000	5,715
	General Motors Financial Co. Inc.	3.950%	4/13/24	14,200	13,319
	General Motors Financial Co. Inc.	3.500%	11/7/24	9,250	8,410
	General Motors Financial Co. Inc.	4.000%	1/15/25	10,843	10,055
	General Motors Financial Co. Inc.	4.350%	4/9/25	6,925	6,587
	General Motors Financial Co. Inc.	4.300%	7/13/25	6,941	6,512
	General Motors Financial Co. Inc.	5.250%	3/1/26	9,000	8,801
	General Motors Financial Co. Inc.	4.000%	10/6/26	8,110	7,256
	General Motors Financial Co. Inc.	4.350%	1/17/27	7,542	6,935
	General Motors Financial Co. Inc.	3.850%	1/5/28	6,300	5,425
	GLP Capital LP / GLP Financing II Inc.	5.250%	6/1/25	9,300	9,230
	GLP Capital LP / GLP Financing II Inc.	5.375%	4/15/26	8,525	8,376
	GLP Capital LP / GLP Financing II Inc.	5.750%	6/1/28	4,225	4,193
	Harley-Davidson Inc.	3.500%	7/28/25	3,900	3,726
	Harman International Industries Inc.	4.150%	5/15/25	2,600	2,625
	Home Depot Inc.	3.750%	2/15/24	9,725	9,916
	Home Depot Inc.	3.350%	9/15/25	10,023	9,895
	Home Depot Inc.	3.000%	4/1/26	12,777	12,326
	Home Depot Inc.	2.125%	9/15/26	7,900	7,099
	Home Depot Inc.	2.800%	9/14/27	3,850	3,611
	Hyatt Hotels Corp.	4.850%	3/15/26	3,643	3,737
	Hyatt Hotels Corp.	4.375%	9/15/28	4,000	3,861
	IHS Markit Ltd.	4.750%	8/1/28	6,000	5,857
	JD.com Inc.	3.875%	4/29/26	4,825	4,307
	Kohl’s Corp.	4.750%	12/15/23	614	634
	Kohl’s Corp.	4.250%	7/17/25	5,150	5,028
	Lear Corp.	5.375%	3/15/24	1,964	2,003
	Lear Corp.	5.250%	1/15/25	6,365	6,524
	Lear Corp.	3.800%	9/15/27	5,449	4,890
	Lowe’s Cos. Inc.	3.125%	9/15/24	2,461	2,365
	Lowe’s Cos. Inc.	3.375%	9/15/25	10,123	9,664
	Lowe’s Cos. Inc.	2.500%	4/15/26	10,775	9,569
	Lowe’s Cos. Inc.	3.100%	5/3/27	14,969	13,696
	Macy’s Retail Holdings Inc.	3.625%	6/1/24	4,635	4,295
	Magna International Inc.	3.625%	6/15/24	6,350	6,343
	Magna International Inc.	4.150%	10/1/25	5,500	5,605
	Marriott International Inc.	3.750%	3/15/25	2,500	2,410
	Marriott International Inc.	3.750%	10/1/25	2,735	2,645
	Marriott International Inc.	3.125%	6/15/26	6,675	6,046
	Marriott International Inc.	4.000%	4/15/28	4,500	4,270
	Mastercard Inc.	3.375%	4/1/24	6,480	6,529
	Mastercard Inc.	2.950%	11/21/26	10,450	10,067
	Mastercard Inc.	3.500%	2/26/28	1,800	1,799
	McDonald’s Corp.	3.375%	5/26/25	8,759	8,556
	McDonald’s Corp.	3.700%	1/30/26	9,991	9,840
	McDonald’s Corp.	3.500%	3/1/27	12,550	12,111
	McDonald’s Corp.	3.800%	4/1/28	8,500	8,333
	NIKE Inc.	2.375%	11/1/26	8,625	7,890
	Nordstrom Inc.	4.000%	3/15/27	3,400	3,214
	O’Reilly Automotive Inc.	3.550%	3/15/26	3,562	3,409
	O’Reilly Automotive Inc.	3.600%	9/1/27	10,525	10,058
	QVC Inc.	4.850%	4/1/24	5,200	4,973
	QVC Inc.	4.450%	2/15/25	1,786	1,661
	Ralph Lauren Corp.	3.750%	9/15/25	2,500	2,483
	Royal Caribbean Cruises Ltd.	3.700%	3/15/28	6,000	5,497
5	Sands China Ltd.	5.125%	8/8/25	16,000	15,800
5	Sands China Ltd.	5.400%	8/8/28	16,235	15,606
	Starbucks Corp.	3.850%	10/1/23	1,435	1,452
	Starbucks Corp.	3.800%	8/15/25	17,100	16,985
	Starbucks Corp.	2.450%	6/15/26	3,800	3,413
	Starbucks Corp.	3.500%	3/1/28	3,500	3,334

58

Vanguard® Intermediate-Term Bond Index Fund

Schedule of Investments

December 31, 2018

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Starbucks Corp.	4.000%	11/15/28	2,000	1,973
	Tapestry Inc.	4.250%	4/1/25	5,450	5,234
	Tapestry Inc.	4.125%	7/15/27	5,850	5,426
	Target Corp.	3.500%	7/1/24	8,462	8,480
	Target Corp.	2.500%	4/15/26	9,842	9,186
	TJX Cos. Inc.	2.250%	9/15/26	9,014	8,159
	Toyota Motor Corp.	3.669%	7/20/28	1,378	1,402
	Toyota Motor Credit Corp.	2.900%	4/17/24	4,250	4,125
	Toyota Motor Credit Corp.	3.400%	4/14/25	5,500	5,468
	Toyota Motor Credit Corp.	3.200%	1/11/27	6,670	6,482
	Toyota Motor Credit Corp.	3.050%	1/11/28	4,000	3,853
	Visa Inc.	3.150%	12/14/25	34,386	33,801
	Visa Inc.	2.750%	9/15/27	8,175	7,732
	Walgreens Boots Alliance Inc.	3.800%	11/18/24	19,878	19,571
	Walgreens Boots Alliance Inc.	3.450%	6/1/26	13,610	12,754
	Walmart Inc.	3.300%	4/22/24	13,193	13,200
	Walmart Inc.	2.650%	12/15/24	8,500	8,214
	Walmart Inc.	3.550%	6/26/25	22,500	22,687
	Walmart Inc.	3.700%	6/26/28	19,475	19,683
	Consumer Noncyclical (6.0%)
	Abbott Laboratories	2.950%	3/15/25	6,295	6,023
	Abbott Laboratories	3.875%	9/15/25	2,265	2,270
	Abbott Laboratories	3.750%	11/30/26	14,048	13,872
	AbbVie Inc.	3.600%	5/14/25	34,157	32,807
	AbbVie Inc.	3.200%	5/14/26	23,390	21,604
	AbbVie Inc.	4.250%	11/14/28	10,495	10,216
	Advocate Health & Hospitals Corp.	3.829%	8/15/28	2,600	2,683
	Agilent Technologies Inc.	3.050%	9/22/26	3,650	3,411
	Allergan Funding SCS	3.850%	6/15/24	9,829	9,707
	Allergan Funding SCS	3.800%	3/15/25	24,973	24,393
	Altria Group Inc.	4.000%	1/31/24	12,995	12,772
	Altria Group Inc.	2.625%	9/16/26	4,160	3,596
	AmerisourceBergen Corp.	3.400%	5/15/24	7,487	7,308
	AmerisourceBergen Corp.	3.250%	3/1/25	5,133	4,893
	AmerisourceBergen Corp.	3.450%	12/15/27	6,925	6,415
	Amgen Inc.	3.625%	5/22/24	5,088	5,067
	Amgen Inc.	3.125%	5/1/25	6,435	6,166
	Amgen Inc.	2.600%	8/19/26	13,160	11,962
	Amgen Inc.	3.200%	11/2/27	6,230	5,833
5	Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide Inc.	3.650%	2/1/26	109,760	103,734
	Anheuser-Busch InBev Finance Inc.	3.700%	2/1/24	11,026	10,782
	Anheuser-Busch InBev Worldwide Inc.	3.500%	1/12/24	15,350	14,876
	Anheuser-Busch InBev Worldwide Inc.	4.000%	4/13/28	4,950	4,733
	Archer-Daniels-Midland Co.	2.500%	8/11/26	8,803	8,066
	AstraZeneca plc	3.375%	11/16/25	15,266	14,745
	AstraZeneca plc	3.125%	6/12/27	5,125	4,773
	BAT Capital Corp.	3.222%	8/15/24	22,204	20,449
	BAT Capital Corp.	3.557%	8/15/27	30,470	27,035
	Baxalta Inc.	4.000%	6/23/25	6,905	6,711
	Baxter International Inc.	2.600%	8/15/26	6,167	5,633
	Beam Suntory Inc.	3.250%	6/15/23	500	478
	Becton Dickinson & Co.	3.363%	6/6/24	11,381	10,892
	Becton Dickinson & Co.	3.734%	12/15/24	12,022	11,596
	Becton Dickinson & Co.	3.700%	6/6/27	25,041	23,672
	Biogen Inc.	4.050%	9/15/25	17,138	17,002
	Boston Scientific Corp.	3.850%	5/15/25	4,950	4,866
	Boston Scientific Corp.	4.000%	3/1/28	6,620	6,414
	Bristol-Myers Squibb Co.	3.250%	2/27/27	7,098	6,906
	Brown-Forman Corp.	3.500%	4/15/25	2,950	2,926
	Bunge Ltd. Finance Corp.	4.350%	3/15/24	5,600	5,534
	Bunge Ltd. Finance Corp.	3.250%	8/15/26	6,537	5,670
	Bunge Ltd. Finance Corp.	3.750%	9/25/27	5,250	4,642

59

Vanguard® Intermediate-Term Bond Index Fund

Schedule of Investments

December 31, 2018

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Campbell Soup Co.	3.950%	3/15/25	10,125	9,675
Campbell Soup Co.	3.300%	3/19/25	900	814
Campbell Soup Co.	4.150%	3/15/28	9,650	8,986
Cardinal Health Inc.	3.079%	6/15/24	11,113	10,379
Cardinal Health Inc.	3.750%	9/15/25	3,325	3,222
Cardinal Health Inc.	3.410%	6/15/27	11,382	10,348
Celgene Corp.	3.625%	5/15/24	10,830	10,575
Celgene Corp.	3.875%	8/15/25	18,775	18,082
Celgene Corp.	3.450%	11/15/27	4,847	4,393
Celgene Corp.	3.900%	2/20/28	16,200	15,170
CHRISTUS Health	4.341%	7/1/28	3,000	3,053
Church & Dwight Co. Inc.	3.150%	8/1/27	3,050	2,845
Clorox Co.	3.500%	12/15/24	5,000	4,974
Clorox Co.	3.100%	10/1/27	3,550	3,347
Clorox Co.	3.900%	5/15/28	4,225	4,229
Coca-Cola Co.	2.875%	10/27/25	10,700	10,306
Coca-Cola Co.	2.550%	6/1/26	2,000	1,875
Coca-Cola Co.	2.250%	9/1/26	10,350	9,457
Coca-Cola Co.	2.900%	5/25/27	4,500	4,294
Coca-Cola Consolidated Inc.	3.800%	11/25/25	3,570	3,520
Colgate-Palmolive Co.	3.250%	3/15/24	4,895	4,912
Conagra Brands Inc.	4.300%	5/1/24	7,675	7,615
Conagra Brands Inc.	4.600%	11/1/25	5,100	5,153
Conagra Brands Inc.	7.000%	10/1/28	551	626
Conagra Brands Inc.	4.850%	11/1/28	11,000	10,780
Constellation Brands Inc.	4.750%	11/15/24	4,100	4,229
Constellation Brands Inc.	4.400%	11/15/25	3,000	3,028
Constellation Brands Inc.	4.750%	12/1/25	2,617	2,667
Constellation Brands Inc.	3.700%	12/6/26	6,010	5,675
Constellation Brands Inc.	3.500%	5/9/27	4,500	4,218
Constellation Brands Inc.	3.600%	2/15/28	7,200	6,625
Constellation Brands Inc.	4.650%	11/15/28	4,000	4,004
CVS Health Corp.	3.375%	8/12/24	8,321	7,942
CVS Health Corp.	4.100%	3/25/25	42,426	42,053
CVS Health Corp.	3.875%	7/20/25	28,593	27,753
CVS Health Corp.	2.875%	6/1/26	18,682	16,956
CVS Health Corp.	4.300%	3/25/28	75,610	73,993
Danaher Corp.	3.350%	9/15/25	4,475	4,389
Diageo Capital plc	3.875%	5/18/28	2,175	2,202
Edwards Lifesciences Corp.	4.300%	6/15/28	3,000	3,005
Eli Lilly & Co.	2.750%	6/1/25	9,770	9,360
Eli Lilly & Co.	3.100%	5/15/27	6,550	6,321
Estee Lauder Cos. Inc.	3.150%	3/15/27	5,350	5,148
Express Scripts Holding Co.	3.500%	6/15/24	8,710	8,380
Express Scripts Holding Co.	4.500%	2/25/26	14,496	14,587
Express Scripts Holding Co.	3.400%	3/1/27	14,734	13,631
Flowers Foods Inc.	3.500%	10/1/26	1,650	1,571
General Mills Inc.	3.650%	2/15/24	2,359	2,324
General Mills Inc.	4.000%	4/17/25	2,883	2,838
General Mills Inc.	3.200%	2/10/27	7,200	6,535
General Mills Inc.	4.200%	4/17/28	14,203	13,928
Gilead Sciences Inc.	3.700%	4/1/24	19,452	19,316
Gilead Sciences Inc.	3.500%	2/1/25	16,414	15,969
Gilead Sciences Inc.	3.650%	3/1/26	26,870	26,361
Gilead Sciences Inc.	2.950%	3/1/27	7,867	7,335
GlaxoSmithKline Capital Inc.	3.625%	5/15/25	10,000	10,050
GlaxoSmithKline Capital Inc.	3.875%	5/15/28	12,800	12,990
Hasbro Inc.	3.500%	9/15/27	4,375	3,999
Hershey Co.	3.200%	8/21/25	2,625	2,581
Hershey Co.	2.300%	8/15/26	4,383	4,005
Ingredion Inc.	3.200%	10/1/26	4,330	4,015
JM Smucker Co.	3.500%	3/15/25	8,296	7,966
JM Smucker Co.	3.375%	12/15/27	3,300	3,053
Johnson & Johnson	2.625%	1/15/25	10,118	9,733

60

Vanguard® Intermediate-Term Bond Index Fund

Schedule of Investments

December 31, 2018

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Johnson & Johnson	2.450%	3/1/26	7,250	6,813
	Johnson & Johnson	2.950%	3/3/27	11,950	11,473
	Johnson & Johnson	2.900%	1/15/28	14,175	13,525
	Kaiser Foundation Hospitals	3.150%	5/1/27	4,925	4,730
	Kellogg Co.	2.650%	12/1/23	5,100	4,809
	Kellogg Co.	3.250%	4/1/26	5,425	5,065
	Kellogg Co.	3.400%	11/15/27	5,550	5,136
	Kellogg Co.	4.300%	5/15/28	4,900	4,860
5	Keurig Dr Pepper Inc.	4.417%	5/25/25	11,050	10,995
	Keurig Dr Pepper Inc.	3.400%	11/15/25	1,900	1,773
	Keurig Dr Pepper Inc.	2.550%	9/15/26	2,600	2,252
	Keurig Dr Pepper Inc.	3.430%	6/15/27	3,025	2,764
5	Keurig Dr Pepper Inc.	4.597%	5/25/28	20,875	20,625
	Kimberly-Clark Corp.	3.050%	8/15/25	2,650	2,573
	Kimberly-Clark Corp.	2.750%	2/15/26	4,835	4,574
	Kimberly-Clark Corp.	3.950%	11/1/28	4,922	5,119
	Kraft Heinz Foods Co.	3.950%	7/15/25	14,054	13,570
	Kraft Heinz Foods Co.	3.000%	6/1/26	16,601	14,807
	Kroger Co.	4.000%	2/1/24	4,706	4,715
	Kroger Co.	3.500%	2/1/26	1,575	1,499
	Kroger Co.	2.650%	10/15/26	7,623	6,763
	Kroger Co.	3.700%	8/1/27	4,695	4,418
	Laboratory Corp. of America Holdings	3.250%	9/1/24	6,100	5,793
	Laboratory Corp. of America Holdings	3.600%	2/1/25	10,112	9,676
	Laboratory Corp. of America Holdings	3.600%	9/1/27	8,650	8,266
	McCormick & Co. Inc.	3.150%	8/15/24	6,685	6,415
	McCormick & Co. Inc.	3.400%	8/15/27	7,000	6,625
	McKesson Corp.	3.796%	3/15/24	10,380	10,206
	McKesson Corp.	3.950%	2/16/28	4,875	4,677
	Mead Johnson Nutrition Co.	4.125%	11/15/25	6,807	6,949
	Medtronic Global Holdings SCA	3.350%	4/1/27	5,486	5,363
	Medtronic Inc.	3.625%	3/15/24	7,650	7,721
	Medtronic Inc.	3.500%	3/15/25	33,369	33,228
	Merck & Co. Inc.	2.750%	2/10/25	17,952	17,356
	Mercy Health	4.302%	7/1/28	2,040	2,082
	Molson Coors Brewing Co.	3.000%	7/15/26	19,131	16,924
5	Mylan Inc.	4.550%	4/15/28	5,300	4,950
	Mylan NV	3.950%	6/15/26	20,730	18,804
	Newell Brands Inc.	4.000%	12/1/24	5,505	5,434
	Newell Brands Inc.	4.200%	4/1/26	14,018	13,746
	Novartis Capital Corp.	3.400%	5/6/24	19,108	19,148
	Novartis Capital Corp.	3.000%	11/20/25	16,716	16,173
	Novartis Capital Corp.	3.100%	5/17/27	8,544	8,283
	PepsiCo Inc.	3.600%	3/1/24	8,209	8,329
	PepsiCo Inc.	2.750%	4/30/25	8,037	7,682
	PepsiCo Inc.	3.500%	7/17/25	6,970	6,984
	PepsiCo Inc.	2.850%	2/24/26	3,664	3,493
	PepsiCo Inc.	2.375%	10/6/26	12,318	11,268
	PepsiCo Inc.	3.000%	10/15/27	14,845	14,183
	Perrigo Finance Unlimited Co.	3.900%	12/15/24	6,767	6,320
	Perrigo Finance Unlimited Co.	4.375%	3/15/26	9,975	9,109
	Pfizer Inc.	3.400%	5/15/24	2,912	2,928
	Pfizer Inc.	2.750%	6/3/26	19,891	18,841
	Pfizer Inc.	3.000%	12/15/26	14,900	14,361
	Pfizer Inc.	3.600%	9/15/28	8,375	8,384
	Pharmacia LLC	6.600%	12/1/28	1,850	2,261
	Philip Morris International Inc.	3.250%	11/10/24	8,037	7,783
	Philip Morris International Inc.	3.375%	8/11/25	5,620	5,464
	Philip Morris International Inc.	2.750%	2/25/26	8,850	8,170
	Philip Morris International Inc.	3.125%	8/17/27	4,665	4,375
	Philip Morris International Inc.	3.125%	3/2/28	1,725	1,616
	Procter & Gamble Co.	2.700%	2/2/26	5,733	5,494
	Procter & Gamble Co.	2.450%	11/3/26	15,125	14,108
	Providence St. Joseph Health Obligated Group	2.746%	10/1/26	1,675	1,563

61

Vanguard® Intermediate-Term Bond Index Fund

Schedule of Investments

December 31, 2018

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Quest Diagnostics Inc.	4.250%	4/1/24	2,600	2,670
	Quest Diagnostics Inc.	3.500%	3/30/25	1,950	1,893
	Quest Diagnostics Inc.	3.450%	6/1/26	8,325	7,989
	Reynolds American Inc.	4.450%	6/12/25	21,123	20,158
	Sanofi	3.625%	6/19/28	9,000	9,042
	Shire Acquisitions Investments Ireland DAC	3.200%	9/23/26	26,429	23,977
	SSM Health Care Corp.	3.823%	6/1/27	2,900	2,868
	Stryker Corp.	3.375%	5/15/24	4,725	4,622
	Stryker Corp.	3.375%	11/1/25	6,566	6,317
	Stryker Corp.	3.500%	3/15/26	6,780	6,497
	Stryker Corp.	3.650%	3/7/28	5,125	4,936
	Sutter Health	3.695%	8/15/28	3,000	3,012
	Sysco Corp.	3.750%	10/1/25	5,650	5,506
	Sysco Corp.	3.300%	7/15/26	7,965	7,528
	Sysco Corp.	3.250%	7/15/27	8,600	7,969
5	Takeda Pharmaceutical Co. Ltd.	5.000%	11/26/28	7,950	8,133
	Thermo Fisher Scientific Inc.	4.150%	2/1/24	6,445	6,513
	Thermo Fisher Scientific Inc.	3.650%	12/15/25	3,900	3,835
	Thermo Fisher Scientific Inc.	2.950%	9/19/26	10,255	9,471
	Thermo Fisher Scientific Inc.	3.200%	8/15/27	6,000	5,534
	Tyson Foods Inc.	3.950%	8/15/24	10,818	10,733
	Tyson Foods Inc.	3.550%	6/2/27	11,842	11,025
	Unilever Capital Corp.	3.250%	3/7/24	4,225	4,220
	Unilever Capital Corp.	2.600%	5/5/24	7,700	7,392
	Unilever Capital Corp.	3.375%	3/22/25	3,000	2,977
	Unilever Capital Corp.	3.100%	7/30/25	2,675	2,606
	Unilever Capital Corp.	2.000%	7/28/26	5,700	5,109
	Unilever Capital Corp.	2.900%	5/5/27	4,900	4,641
	Unilever Capital Corp.	3.500%	3/22/28	9,525	9,380
	Whirlpool Corp.	4.000%	3/1/24	2,850	2,816
	Whirlpool Corp.	3.700%	5/1/25	3,025	2,923
	Wyeth LLC	6.450%	2/1/24	4,166	4,742
	Zimmer Biomet Holdings Inc.	3.550%	4/1/25	17,222	16,217
	Zoetis Inc.	4.500%	11/13/25	3,290	3,363
	Zoetis Inc.	3.000%	9/12/27	8,916	8,226
	Zoetis Inc.	3.900%	8/20/28	3,516	3,456
	Energy (3.7%)
	Anadarko Petroleum Corp.	5.550%	3/15/26	9,227	9,669
	Andeavor Logistics LP / Tesoro Logistics Finance Corp.	5.250%	1/15/25	7,943	8,122
	Andeavor Logistics LP / Tesoro Logistics Finance Corp.	4.250%	12/1/27	6,610	6,238
	Apache Corp.	4.375%	10/15/28	8,737	8,164
	Baker Hughes a GE Co. LLC / Baker Hughes Co-Obligor Inc.	3.337%	12/15/27	11,058	10,145
	Boardwalk Pipelines LP	3.375%	2/1/23	50	48
	Boardwalk Pipelines LP	4.950%	12/15/24	4,730	4,706
	Boardwalk Pipelines LP	5.950%	6/1/26	6,090	6,219
	Boardwalk Pipelines LP	4.450%	7/15/27	6,112	5,693
	BP Capital Markets America Inc.	3.790%	2/6/24	8,080	8,223
	BP Capital Markets America Inc.	3.814%	2/10/24	7,727	7,744
	BP Capital Markets America Inc.	3.224%	4/14/24	9,843	9,617
	BP Capital Markets America Inc.	3.535%	11/4/24	6,830	6,776
	BP Capital Markets America Inc.	3.506%	3/17/25	8,202	8,036
	BP Capital Markets America Inc.	3.796%	9/21/25	5,150	5,168
	BP Capital Markets America Inc.	3.119%	5/4/26	11,634	11,076
	BP Capital Markets America Inc.	3.017%	1/16/27	8,768	8,235
	BP Capital Markets America Inc.	3.588%	4/14/27	15,079	14,742
	BP Capital Markets America Inc.	3.279%	9/19/27	10,414	9,898
	BP Capital Markets America Inc.	3.937%	9/21/28	7,450	7,583
	BP Capital Markets America Inc.	4.234%	11/6/28	8,000	8,232
	BP Capital Markets America Inc.	3.723%	11/28/28	3,134	3,072
	Buckeye Partners LP	4.350%	10/15/24	715	715
	Buckeye Partners LP	3.950%	12/1/26	10,729	9,449
	Buckeye Partners LP	4.125%	12/1/27	850	760

62

Vanguard® Intermediate-Term Bond Index Fund

Schedule of Investments

December 31, 2018

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Canadian Natural Resources Ltd.	3.800%	4/15/24	5,845	5,711
	Canadian Natural Resources Ltd.	3.900%	2/1/25	1,791	1,736
	Canadian Natural Resources Ltd.	3.850%	6/1/27	11,935	11,271
	Cenovus Energy Inc.	4.250%	4/15/27	10,923	9,913
	Chevron Corp.	2.895%	3/3/24	4,158	4,071
	Chevron Corp.	3.326%	11/17/25	7,114	7,058
	Chevron Corp.	2.954%	5/16/26	17,420	16,789
	Cimarex Energy Co.	4.375%	6/1/24	5,550	5,512
	Cimarex Energy Co.	3.900%	5/15/27	8,305	7,767
	Columbia Pipeline Group Inc.	4.500%	6/1/25	11,496	11,505
	Concho Resources Inc.	4.375%	1/15/25	1,300	1,294
	Concho Resources Inc.	3.750%	10/1/27	13,217	12,424
	Concho Resources Inc.	4.300%	8/15/28	7,700	7,536
	ConocoPhillips Co.	3.350%	11/15/24	4,373	4,360
	ConocoPhillips Co.	4.950%	3/15/26	7,144	7,654
	Continental Resources Inc.	3.800%	6/1/24	10,923	10,322
	Continental Resources Inc.	4.375%	1/15/28	8,900	8,344
	Devon Energy Corp.	5.850%	12/15/25	7,680	8,108
	Dominion Energy Gas Holdings LLC	3.600%	12/15/24	25	25
	Enable Midstream Partners LP	3.900%	5/15/24	4,450	4,198
	Enable Midstream Partners LP	4.400%	3/15/27	6,932	6,492
	Enable Midstream Partners LP	4.950%	5/15/28	8,850	8,345
	Enbridge Energy Partners LP	5.875%	10/15/25	5,625	6,074
	Enbridge Inc.	3.500%	6/10/24	7,225	6,996
	Enbridge Inc.	4.250%	12/1/26	9,400	9,266
	Enbridge Inc.	3.700%	7/15/27	6,970	6,609
	Energy Transfer LP	5.500%	6/1/27	3,240	3,159
	Energy Transfer Operating LP	4.900%	2/1/24	4,000	4,012
	Energy Transfer Operating LP	4.050%	3/15/25	10,950	10,286
	Energy Transfer Operating LP	4.750%	1/15/26	3,381	3,239
	Energy Transfer Operating LP	4.200%	4/15/27	2,500	2,324
	Energy Transfer Partners LP	4.950%	6/15/28	13,050	12,725
	Enterprise Products Operating LLC	3.900%	2/15/24	5,800	5,834
	Enterprise Products Operating LLC	3.750%	2/15/25	15,537	15,372
	Enterprise Products Operating LLC	3.700%	2/15/26	7,117	6,962
	Enterprise Products Operating LLC	3.950%	2/15/27	850	845
	Enterprise Products Operating LLC	4.150%	10/16/28	8,450	8,412
4	Enterprise Products Operating LLC	5.250%	8/16/77	4,150	3,470
4	Enterprise Products Operating LLC	5.375%	2/15/78	8,000	6,625
	EOG Resources Inc.	3.150%	4/1/25	3,745	3,626
	EOG Resources Inc.	4.150%	1/15/26	7,540	7,764
	EQM Midstream Partners LP	4.000%	8/1/24	4,050	3,836
	EQM Midstream Partners LP	4.125%	12/1/26	2,000	1,797
	EQM Midstream Partners LP	5.500%	7/15/28	7,925	7,743
	EQT Corp.	3.900%	10/1/27	7,358	6,338
	Exxon Mobil Corp.	3.176%	3/15/24	2,770	2,775
	Exxon Mobil Corp.	2.709%	3/6/25	16,103	15,505
	Exxon Mobil Corp.	3.043%	3/1/26	21,625	21,132
	Halliburton Co.	3.800%	11/15/25	14,045	13,593
5	Helmerich & Payne Inc.	4.650%	3/15/25	4,360	4,448
	Hess Corp.	3.500%	7/15/24	3,550	3,307
	Hess Corp.	4.300%	4/1/27	10,414	9,532
	HollyFrontier Corp.	5.875%	4/1/26	9,318	9,543
	Husky Energy Inc.	4.000%	4/15/24	7,905	7,813
	Kerr-McGee Corp.	6.950%	7/1/24	5,745	6,418
	Kinder Morgan Energy Partners LP	4.150%	2/1/24	5,970	5,930
	Kinder Morgan Energy Partners LP	4.300%	5/1/24	10,853	10,838
	Kinder Morgan Energy Partners LP	4.250%	9/1/24	4,950	4,931
	Kinder Morgan Inc.	4.300%	6/1/25	8,720	8,673
	Kinder Morgan Inc.	4.300%	3/1/28	10,450	10,251
	Magellan Midstream Partners LP	5.000%	3/1/26	7,021	7,318
	Marathon Oil Corp.	3.850%	6/1/25	11,719	11,008
	Marathon Oil Corp.	4.400%	7/15/27	7,600	7,212
5	Marathon Petroleum Corp.	4.750%	12/15/23	11,800	12,115

63

Vanguard® Intermediate-Term Bond Index Fund

Schedule of Investments

December 31, 2018

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
5	Marathon Petroleum Corp.	5.125%	4/1/24	2,560	2,678
	Marathon Petroleum Corp.	3.625%	9/15/24	6,372	6,192
5	Marathon Petroleum Corp.	5.125%	12/15/26	8,975	9,168
	MPLX LP	4.875%	12/1/24	14,832	15,176
	MPLX LP	4.000%	2/15/25	3,405	3,300
	MPLX LP	4.875%	6/1/25	12,128	12,224
	MPLX LP	4.125%	3/1/27	9,422	8,962
	MPLX LP	4.000%	3/15/28	4,895	4,604
	National Fuel Gas Co.	5.200%	7/15/25	2,337	2,365
	National Fuel Gas Co.	3.950%	9/15/27	2,250	2,073
	National Fuel Gas Co.	4.750%	9/1/28	1,750	1,702
	Noble Energy Inc.	3.900%	11/15/24	7,045	6,801
	Noble Energy Inc.	3.850%	1/15/28	4,200	3,799
	Occidental Petroleum Corp.	3.500%	6/15/25	4,826	4,780
	Occidental Petroleum Corp.	3.400%	4/15/26	14,275	13,989
	Occidental Petroleum Corp.	3.000%	2/15/27	1,915	1,825
	ONEOK Inc.	4.000%	7/13/27	4,900	4,683
	ONEOK Inc.	4.550%	7/15/28	6,150	6,091
	ONEOK Partners LP	4.900%	3/15/25	4,550	4,626
	Patterson-UTI Energy Inc.	3.950%	2/1/28	3,954	3,564
	Phillips 66	3.900%	3/15/28	2,979	2,883
	Phillips 66 Partners LP	3.605%	2/15/25	4,925	4,700
	Phillips 66 Partners LP	3.550%	10/1/26	5,500	5,096
	Phillips 66 Partners LP	3.750%	3/1/28	4,600	4,256
	Pioneer Natural Resources Co.	4.450%	1/15/26	4,075	4,125
	Plains All American Pipeline LP / PAA Finance Corp.	3.600%	11/1/24	9,455	8,862
	Plains All American Pipeline LP / PAA Finance Corp.	4.650%	10/15/25	6,980	6,787
	Plains All American Pipeline LP / PAA Finance Corp.	4.500%	12/15/26	8,255	7,890
	Sabine Pass Liquefaction LLC	5.750%	5/15/24	17,650	18,503
	Sabine Pass Liquefaction LLC	5.625%	3/1/25	19,101	19,842
	Sabine Pass Liquefaction LLC	5.875%	6/30/26	14,605	15,408
	Sabine Pass Liquefaction LLC	5.000%	3/15/27	11,250	11,278
	Sabine Pass Liquefaction LLC	4.200%	3/15/28	8,600	8,159
	Schlumberger Investment SA	3.650%	12/1/23	12,580	12,657
	Shell International Finance BV	3.250%	5/11/25	15,761	15,532
	Shell International Finance BV	2.875%	5/10/26	17,947	17,195
	Shell International Finance BV	2.500%	9/12/26	18,025	16,753
	Shell International Finance BV	3.875%	11/13/28	7,000	7,196
	Spectra Energy Partners LP	4.750%	3/15/24	10,495	10,753
	Spectra Energy Partners LP	3.500%	3/15/25	3,625	3,454
	Spectra Energy Partners LP	3.375%	10/15/26	4,899	4,575
	Suncor Energy Inc.	3.600%	12/1/24	6,375	6,238
	Sunoco Logistics Partners Operations LP	4.250%	4/1/24	5,116	4,991
	Sunoco Logistics Partners Operations LP	5.950%	12/1/25	5,700	6,015
	Sunoco Logistics Partners Operations LP	3.900%	7/15/26	5,860	5,374
	Sunoco Logistics Partners Operations LP	4.000%	10/1/27	4,375	4,014
	TC PipeLines LP	3.900%	5/25/27	5,125	4,858
5	Texas Eastern Transmission LP	2.800%	10/15/22	25	24
	Total Capital International SA	3.700%	1/15/24	9,991	10,149
	Total Capital International SA	3.750%	4/10/24	9,574	9,727
	Total Capital SA	3.883%	10/11/28	8,322	8,447
	TransCanada PipeLines Ltd.	4.875%	1/15/26	6,985	7,224
	TransCanada PipeLines Ltd.	4.250%	5/15/28	10,500	10,402
	Transcontinental Gas Pipe Line Co. LLC	7.850%	2/1/26	1,480	1,778
	Transcontinental Gas Pipe Line Co. LLC	4.000%	3/15/28	2,550	2,504
	Valero Energy Corp.	3.650%	3/15/25	4,200	4,018
	Valero Energy Corp.	3.400%	9/15/26	12,828	11,748
	Valero Energy Corp.	4.350%	6/1/28	5,325	5,206
	Valero Energy Partners LP	4.375%	12/15/26	5,450	5,317
	Valero Energy Partners LP	4.500%	3/15/28	2,800	2,770
	Western Gas Partners LP	3.950%	6/1/25	7,125	6,657
	Western Gas Partners LP	4.650%	7/1/26	5,814	5,556
	Western Gas Partners LP	4.500%	3/1/28	500	468
	Western Gas Partners LP	4.750%	8/15/28	1,700	1,613

64

Vanguard® Intermediate-Term Bond Index Fund

Schedule of Investments

December 31, 2018

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Williams Cos. Inc.	4.500%	11/15/23	2,075	2,081
	Williams Cos. Inc.	4.300%	3/4/24	9,041	8,947
	Williams Cos. Inc.	4.550%	6/24/24	4,957	4,993
	Williams Cos. Inc.	3.900%	1/15/25	13,458	13,024
	Williams Cos. Inc.	4.000%	9/15/25	11,136	10,781
	Williams Cos. Inc.	3.750%	6/15/27	15,169	14,258
	Other Industrial (0.1%)
	CBRE Services Inc.	5.250%	3/15/25	4,800	5,012
	CBRE Services Inc.	4.875%	3/1/26	5,660	5,793
	Cintas Corp. No 2	3.700%	4/1/27	9,175	8,967
	Fluor Corp.	3.500%	12/15/24	6,070	5,855
	Fluor Corp.	4.250%	9/15/28	5,775	5,541
	Technology (3.5%)
	Adobe Inc.	3.250%	2/1/25	8,355	8,212
	Alphabet Inc.	3.375%	2/25/24	5,900	5,983
	Alphabet Inc.	1.998%	8/15/26	15,499	14,045
	Amphenol Corp.	3.200%	4/1/24	2,950	2,814
	Analog Devices Inc.	3.125%	12/5/23	5,000	4,815
	Analog Devices Inc.	3.900%	12/15/25	1,964	1,912
	Analog Devices Inc.	3.500%	12/5/26	9,723	9,239
	Apple Inc.	3.000%	2/9/24	15,074	14,837
	Apple Inc.	3.450%	5/6/24	10,115	10,175
	Apple Inc.	2.850%	5/11/24	17,125	16,685
	Apple Inc.	2.750%	1/13/25	14,758	14,172
	Apple Inc.	2.500%	2/9/25	13,676	12,912
	Apple Inc.	3.200%	5/13/25	19,985	19,706
	Apple Inc.	3.250%	2/23/26	28,932	28,270
	Apple Inc.	2.450%	8/4/26	19,187	17,750
	Apple Inc.	3.350%	2/9/27	20,245	19,772
	Apple Inc.	3.200%	5/11/27	20,205	19,504
	Apple Inc.	3.000%	6/20/27	10,100	9,586
	Apple Inc.	2.900%	9/12/27	28,433	26,702
	Applied Materials Inc.	3.900%	10/1/25	6,135	6,111
	Applied Materials Inc.	3.300%	4/1/27	10,000	9,549
	Arrow Electronics Inc.	3.250%	9/8/24	7,400	6,879
	Arrow Electronics Inc.	4.000%	4/1/25	2,975	2,872
	Arrow Electronics Inc.	3.875%	1/12/28	2,400	2,172
	Autodesk Inc.	4.375%	6/15/25	2,600	2,608
	Autodesk Inc.	3.500%	6/15/27	4,400	4,086
	Avnet Inc.	4.625%	4/15/26	4,630	4,485
	Baidu Inc.	4.375%	5/14/24	5,000	5,041
	Baidu Inc.	4.125%	6/30/25	4,000	3,944
	Baidu Inc.	3.625%	7/6/27	5,725	5,345
	Baidu Inc.	4.375%	3/29/28	4,500	4,406
	Broadcom Corp. / Broadcom Cayman Finance Ltd.	3.625%	1/15/24	15,327	14,433
	Broadcom Corp. / Broadcom Cayman Finance Ltd.	3.125%	1/15/25	13,250	11,863
	Broadcom Corp. / Broadcom Cayman Finance Ltd.	3.875%	1/15/27	49,295	44,131
	Broadcom Corp. / Broadcom Cayman Finance Ltd.	3.500%	1/15/28	1,500	1,292
	Broadridge Financial Solutions Inc.	3.400%	6/27/26	3,770	3,540
	CA Inc.	4.700%	3/15/27	3,225	3,055
	Cadence Design Systems Inc.	4.375%	10/15/24	3,025	3,055
	Cisco Systems Inc.	3.625%	3/4/24	9,557	9,754
	Cisco Systems Inc.	2.950%	2/28/26	6,440	6,156
	Cisco Systems Inc.	2.500%	9/20/26	12,653	11,718
	Citrix Systems Inc.	4.500%	12/1/27	6,475	6,135
5	Dell International LLC / EMC Corp.	6.020%	6/15/26	38,208	38,397
	DXC Technology Co.	4.250%	4/15/24	7,450	7,436
	DXC Technology Co.	4.750%	4/15/27	4,265	4,257
	Fidelity National Information Services Inc.	3.875%	6/5/24	3,613	3,588
	Fidelity National Information Services Inc.	5.000%	10/15/25	6,425	6,639
	Fidelity National Information Services Inc.	3.000%	8/15/26	14,856	13,625
	Fiserv Inc.	3.850%	6/1/25	9,484	9,406
	Fiserv Inc.	4.200%	10/1/28	8,820	8,794

65

Vanguard® Intermediate-Term Bond Index Fund

Schedule of Investments

December 31, 2018

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Flex Ltd.	4.750%	6/15/25	4,500	4,362
	Hewlett Packard Enterprise Co.	4.900%	10/15/25	24,611	24,813
	Intel Corp.	2.875%	5/11/24	15,321	14,873
	Intel Corp.	3.700%	7/29/25	26,404	26,624
	Intel Corp.	2.600%	5/19/26	4,548	4,251
	International Business Machines Corp.	3.625%	2/12/24	14,140	14,092
	International Business Machines Corp.	3.450%	2/19/26	24,841	24,156
	International Business Machines Corp.	6.220%	8/1/27	2,800	3,205
	Jabil Inc.	3.950%	1/12/28	4,325	3,883
	Juniper Networks Inc.	4.500%	3/15/24	2,970	3,031
	Juniper Networks Inc.	4.350%	6/15/25	3,900	3,830
	Keysight Technologies Inc.	4.550%	10/30/24	5,175	5,289
	Keysight Technologies Inc.	4.600%	4/6/27	6,025	5,994
	KLA-Tencor Corp.	4.650%	11/1/24	10,880	11,081
	Lam Research Corp.	3.800%	3/15/25	4,500	4,457
	Marvell Technology Group Ltd.	4.875%	6/22/28	5,250	5,106
	Maxim Integrated Products Inc.	3.450%	6/15/27	4,500	4,175
	Microsoft Corp.	2.875%	2/6/24	18,859	18,636
	Microsoft Corp.	2.700%	2/12/25	18,280	17,652
	Microsoft Corp.	3.125%	11/3/25	25,740	25,441
	Microsoft Corp.	2.400%	8/8/26	35,518	33,166
	Microsoft Corp.	3.300%	2/6/27	31,770	31,488
	Motorola Solutions Inc.	4.000%	9/1/24	7,450	7,252
	Motorola Solutions Inc.	4.600%	2/23/28	7,300	6,935
	NetApp Inc.	3.300%	9/29/24	3,777	3,557
	NVIDIA Corp.	3.200%	9/16/26	9,350	8,860
5	NXP BV / NXP Funding LLC	4.875%	3/1/24	7,850	7,870
5	NXP BV / NXP Funding LLC	5.350%	3/1/26	4,150	4,212
	Oracle Corp.	3.400%	7/8/24	16,489	16,425
	Oracle Corp.	2.950%	11/15/24	24,290	23,627
	Oracle Corp.	2.950%	5/15/25	23,663	22,708
	Oracle Corp.	2.650%	7/15/26	28,951	26,777
	Oracle Corp.	3.250%	11/15/27	17,569	16,890
	QUALCOMM Inc.	2.900%	5/20/24	14,706	13,999
	QUALCOMM Inc.	3.450%	5/20/25	18,434	17,641
	QUALCOMM Inc.	3.250%	5/20/27	9,970	9,289
	salesforce.com Inc.	3.700%	4/11/28	13,400	13,445
	Seagate HDD Cayman	4.875%	3/1/24	4,325	3,947
	Seagate HDD Cayman	4.750%	1/1/25	8,405	7,438
	Seagate HDD Cayman	4.875%	6/1/27	6,025	5,106
	Tech Data Corp.	4.950%	2/15/27	4,100	3,850
	Texas Instruments Inc.	2.625%	5/15/24	2,600	2,508
	Texas Instruments Inc.	2.900%	11/3/27	4,300	4,075
	Total System Services Inc.	4.800%	4/1/26	5,155	5,181
	Total System Services Inc.	4.450%	6/1/28	4,250	4,170
	Trimble Inc.	4.750%	12/1/24	3,877	3,933
	Trimble Inc.	4.900%	6/15/28	3,272	3,172
	Tyco Electronics Group SA	3.450%	8/1/24	3,200	3,119
	Tyco Electronics Group SA	3.700%	2/15/26	3,147	3,086
	Tyco Electronics Group SA	3.125%	8/15/27	5,000	4,619
	Verisk Analytics Inc.	4.000%	6/15/25	7,784	7,799
	VMware Inc.	3.900%	8/21/27	6,921	6,152
	Xilinx Inc.	2.950%	6/1/24	6,325	6,029
	Transportation (0.9%)
4	American Airlines 2013-1 Class A Pass Through Trust	4.000%	1/15/27	2,939	2,928
4	American Airlines 2014-1 Class A Pass Through Trust	3.700%	4/1/28	2,419	2,336
4	American Airlines 2015-1 Class A Pass Through Trust	3.375%	11/1/28	7,112	6,767
4	American Airlines 2015-1 Class B Pass Through Trust	3.700%	11/1/24	2,144	2,075
4	American Airlines 2016-1 Class A Pass Through Trust	4.100%	1/15/28	1,311	1,288
4	American Airlines 2016-1 Class AA Pass Through Trust	3.575%	1/15/28	1,849	1,790
4	American Airlines 2016-2 Class AA Pass Through Trust	3.200%	12/15/29	4,498	4,229
	American Airlines 2016-3 Class AA Pass Through Trust	3.000%	10/15/28	69	64
4	American Airlines 2017-1B Class B Pass Through Trust	4.950%	2/15/25	2,062	2,055

66

Vanguard® Intermediate-Term Bond Index Fund

Schedule of Investments

December 31, 2018

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
4	BNSF Funding Trust I	6.613%	12/15/55	100	108
	Burlington Northern Santa Fe LLC	3.750%	4/1/24	4,533	4,633
	Burlington Northern Santa Fe LLC	3.400%	9/1/24	3,467	3,453
	Burlington Northern Santa Fe LLC	3.000%	4/1/25	6,737	6,573
	Burlington Northern Santa Fe LLC	3.650%	9/1/25	5,075	5,106
	Burlington Northern Santa Fe LLC	7.000%	12/15/25	5,870	7,009
	Burlington Northern Santa Fe LLC	3.250%	6/15/27	6,101	5,983
	Canadian National Railway Co.	2.950%	11/21/24	3,340	3,265
	Canadian National Railway Co.	2.750%	3/1/26	4,095	3,913
	Canadian National Railway Co.	6.900%	7/15/28	4,000	4,989
	Canadian Pacific Railway Co.	2.900%	2/1/25	5,183	4,963
	Canadian Pacific Railway Co.	4.000%	6/1/28	4,570	4,630
	CH Robinson Worldwide Inc.	4.200%	4/15/28	6,000	6,011
4	Continental Airlines 2012-1 Class A Pass Through Trust	4.150%	10/11/25	7,731	7,707
4	Continental Airlines 2012-2 Class A Pass Through Trust	4.000%	4/29/26	4,902	4,845
	CSX Corp.	3.400%	8/1/24	5,920	5,921
	CSX Corp.	3.350%	11/1/25	6,250	6,062
	CSX Corp.	2.600%	11/1/26	4,650	4,203
	CSX Corp.	3.250%	6/1/27	6,780	6,375
	CSX Corp.	3.800%	3/1/28	7,500	7,325
4	Delta Air Lines 2015-1 Class AA Pass Through Trust	3.625%	7/30/27	1,001	994
	Delta Air Lines Inc.	4.375%	4/19/28	4,600	4,406
	FedEx Corp.	4.000%	1/15/24	5,431	5,503
	FedEx Corp.	3.200%	2/1/25	6,650	6,381
	FedEx Corp.	3.250%	4/1/26	6,800	6,459
	FedEx Corp.	3.300%	3/15/27	4,000	3,761
	FedEx Corp.	3.400%	2/15/28	5,113	4,796
	Kirby Corp.	4.200%	3/1/28	4,900	4,724
4	Latam Airlines 2015-1 Pass Through Trust A	4.200%	8/15/29	1,506	1,495
	Norfolk Southern Corp.	3.850%	1/15/24	2,075	2,110
	Norfolk Southern Corp.	5.590%	5/17/25	2,839	3,147
	Norfolk Southern Corp.	3.650%	8/1/25	1,800	1,792
	Norfolk Southern Corp.	2.900%	6/15/26	3,790	3,564
	Norfolk Southern Corp.	7.800%	5/15/27	450	569
	Norfolk Southern Corp.	3.150%	6/1/27	2,410	2,299
	Norfolk Southern Corp.	3.800%	8/1/28	5,800	5,737
	Southwest Airlines Co.	3.000%	11/15/26	3,270	3,050
	Southwest Airlines Co.	3.450%	11/16/27	2,900	2,735
4	Southwest Airlines Co. 2007-1 Pass Through Trust	6.150%	2/1/24	1,171	1,224
4	Spirit Airlines Class A Pass Through Certificates Series 2015-1	4.100%	10/1/29	1,425	1,421
	Union Pacific Corp.	3.646%	2/15/24	6,510	6,533
	Union Pacific Corp.	3.750%	3/15/24	1,645	1,657
	Union Pacific Corp.	3.250%	1/15/25	6,428	6,213
	Union Pacific Corp.	3.750%	7/15/25	5,500	5,551
	Union Pacific Corp.	3.250%	8/15/25	6,520	6,321
	Union Pacific Corp.	2.750%	3/1/26	8,029	7,425
	Union Pacific Corp.	3.000%	4/15/27	1,431	1,350
	Union Pacific Corp.	3.950%	9/10/28	8,806	8,801
4	United Airlines 2013-1 Class A Pass Through Trust	4.300%	2/15/27	4,285	4,317
4	United Airlines 2014-1 Class A Pass Through Trust	4.000%	10/11/27	4,108	4,067
4	United Airlines 2014-2 Class A Pass Through Trust	3.750%	3/3/28	6,021	5,948
4	United Airlines 2015-1 Class AA Pass Through Trust	3.450%	12/1/27	1,758	1,693
4	United Airlines 2016-1 Class A Pass Through Trust	3.450%	1/7/30	2,842	2,729
4	United Airlines 2016-1 Class AA Pass Through Trust	3.100%	7/7/28	2,936	2,807
4	United Airlines 2016-2 Class AA Pass Through Trust	2.875%	10/7/28	6,251	5,788
	United Parcel Service Inc.	2.800%	11/15/24	3,250	3,122
	United Parcel Service Inc.	2.400%	11/15/26	3,100	2,836
	United Parcel Service Inc.	3.050%	11/15/27	10,200	9,696
4	US Airways 2012-1 Class A Pass Through Trust	5.900%	4/1/26	373	397
4	US Airways 2013-1 Class A Pass Through Trust	3.950%	5/15/27	3,017	3,001

4	US Airways Inc. 2012-2 Class A Pass Through Trust	4.625%	12/3/26	817	829
					7,312,866

67

Vanguard® Intermediate-Term Bond Index Fund

Schedule of Investments

December 31, 2018

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Utilities (2.1%)
	Electric (1.9%)
5	AEP Texas Inc.	3.950%	6/1/28	3,000	3,020
	AEP Transmission Co. LLC	3.100%	12/1/26	3,370	3,244
	Ameren Corp.	3.650%	2/15/26	2,662	2,588
	Ameren Illinois Co.	3.250%	3/1/25	2,700	2,655
	Ameren Illinois Co.	3.800%	5/15/28	4,200	4,274
	American Electric Power Co. Inc.	3.200%	11/13/27	2,500	2,362
	American Electric Power Co. Inc.	4.300%	12/1/28	3,000	3,076
	Appalachian Power Co.	3.400%	6/1/25	2,000	1,953
	Arizona Public Service Co.	3.150%	5/15/25	3,950	3,833
	Arizona Public Service Co.	2.950%	9/15/27	2,725	2,571
	Avangrid Inc.	3.150%	12/1/24	5,775	5,573
	Baltimore Gas & Electric Co.	2.400%	8/15/26	3,000	2,750
	Berkshire Hathaway Energy Co.	3.500%	2/1/25	3,811	3,779
	Berkshire Hathaway Energy Co.	3.250%	4/15/28	5,000	4,754
	Black Hills Corp.	3.950%	1/15/26	3,400	3,390
	Black Hills Corp.	3.150%	1/15/27	3,700	3,424
	CenterPoint Energy Houston Electric LLC	2.400%	9/1/26	1,700	1,570
	CenterPoint Energy Houston Electric LLC	3.000%	2/1/27	2,250	2,149
	CenterPoint Energy Inc.	3.850%	2/1/24	2,625	2,624
	CenterPoint Energy Inc.	4.250%	11/1/28	3,420	3,448
	Cleco Corporate Holdings LLC	3.743%	5/1/26	4,780	4,566
	Cleveland Electric Illuminating Co.	5.500%	8/15/24	250	271
	CMS Energy Corp.	3.000%	5/15/26	3,000	2,813
	CMS Energy Corp.	3.450%	8/15/27	3,225	3,077
	Commonwealth Edison Co.	2.550%	6/15/26	6,650	6,224
	Commonwealth Edison Co.	2.950%	8/15/27	3,000	2,845
	Commonwealth Edison Co.	3.700%	8/15/28	4,700	4,766
	Connecticut Light & Power Co.	3.200%	3/15/27	3,775	3,664
	Consolidated Edison Co. of New York Inc.	3.125%	11/15/27	5,225	5,028
	Dominion Energy Inc.	3.900%	10/1/25	5,930	5,882
	Dominion Energy Inc.	2.850%	8/15/26	3,850	3,548
	Dominion Energy Inc.	4.250%	6/1/28	1,750	1,767
4	Dominion Energy Inc.	5.750%	10/1/54	4,600	4,574
	DTE Electric Co.	3.650%	3/15/24	6,050	6,131
	DTE Electric Co.	3.375%	3/1/25	1,675	1,657
	DTE Energy Co.	3.500%	6/1/24	4,483	4,399
	DTE Energy Co.	2.850%	10/1/26	5,703	5,232
	DTE Energy Co.	3.800%	3/15/27	4,275	4,182
	Duke Energy Carolinas LLC	2.950%	12/1/26	3,500	3,362
	Duke Energy Carolinas LLC	3.950%	11/15/28	6,000	6,140
	Duke Energy Corp.	3.750%	4/15/24	9,227	9,250
	Duke Energy Corp.	2.650%	9/1/26	9,904	9,019
	Duke Energy Corp.	3.150%	8/15/27	6,200	5,799
	Duke Energy Florida LLC	3.200%	1/15/27	5,000	4,853
	Duke Energy Florida LLC	3.800%	7/15/28	2,800	2,823
	Duke Energy Progress LLC	3.250%	8/15/25	5,204	5,099
	Duke Energy Progress LLC	3.700%	9/1/28	4,500	4,512
	Edison International	4.125%	3/15/28	5,100	4,829
	Emera US Finance LP	3.550%	6/15/26	9,485	8,939
	Enel Americas SA	4.000%	10/25/26	1,000	937
	Enel Chile SA	4.875%	6/12/28	8,500	8,467
	Enel Generacion Chile SA	4.250%	4/15/24	765	750
	Entergy Arkansas Inc.	3.700%	6/1/24	1,500	1,518
	Entergy Arkansas Inc.	3.500%	4/1/26	9,313	9,168
	Entergy Corp.	2.950%	9/1/26	9,255	8,540
	Entergy Gulf States Louisiana LLC	5.590%	10/1/24	4,670	5,149
	Entergy Louisiana LLC	5.400%	11/1/24	1,735	1,905
	Entergy Louisiana LLC	2.400%	10/1/26	3,655	3,350
	Entergy Louisiana LLC	3.120%	9/1/27	5,475	5,204
	Entergy Louisiana LLC	3.250%	4/1/28	4,000	3,855
	Entergy Mississippi Inc.	2.850%	6/1/28	1,085	1,004
	Eversource Energy	2.900%	10/1/24	3,600	3,449

68

Vanguard® Intermediate-Term Bond Index Fund

Schedule of Investments

December 31, 2018

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Eversource Energy	3.150%	1/15/25	3,810	3,664
	Eversource Energy	3.300%	1/15/28	5,000	4,815
	Exelon Corp.	3.950%	6/15/25	13,718	13,544
	Exelon Corp.	3.400%	4/15/26	6,976	6,618
	FirstEnergy Corp.	3.900%	7/15/27	13,429	13,006
	Florida Power & Light Co.	3.250%	6/1/24	2,700	2,690
	Florida Power & Light Co.	3.125%	12/1/25	4,850	4,770
	Fortis Inc.	3.055%	10/4/26	16,029	14,639
	Georgia Power Co.	3.250%	4/1/26	4,636	4,345
	Georgia Power Co.	3.250%	3/30/27	2,839	2,620
	Gulf Power Co.	3.300%	5/30/27	3,075	3,007
	Indiana Michigan Power Co.	3.850%	5/15/28	3,400	3,400
	Interstate Power & Light Co.	3.250%	12/1/24	5,000	4,838
	Interstate Power & Light Co.	4.100%	9/26/28	4,250	4,326
	IPALCO Enterprises Inc.	3.700%	9/1/24	1,214	1,172
	ITC Holdings Corp.	3.650%	6/15/24	5,320	5,292
	ITC Holdings Corp.	3.250%	6/30/26	3,825	3,559
	ITC Holdings Corp.	3.350%	11/15/27	6,750	6,476
	Louisville Gas & Electric Co.	3.300%	10/1/25	2,800	2,751
	MidAmerican Energy Co.	3.500%	10/15/24	6,170	6,264
	MidAmerican Energy Co.	3.100%	5/1/27	575	561
	Mississippi Power Co.	3.950%	3/30/28	3,000	2,944
	National Rural Utilities Cooperative Finance Corp.	2.950%	2/7/24	6,440	6,333
	National Rural Utilities Cooperative Finance Corp.	2.850%	1/27/25	4,850	4,685
	National Rural Utilities Cooperative Finance Corp.	3.250%	11/1/25	3,970	3,916
	National Rural Utilities Cooperative Finance Corp.	3.050%	4/25/27	3,200	3,071
	National Rural Utilities Cooperative Finance Corp.	3.400%	2/7/28	4,550	4,466
	National Rural Utilities Cooperative Finance Corp.	3.900%	11/1/28	2,500	2,556
4	National Rural Utilities Cooperative Finance Corp.	5.250%	4/20/46	3,575	3,501
	NextEra Energy Capital Holdings Inc.	3.550%	5/1/27	6,246	5,969
4	NextEra Energy Capital Holdings Inc.	4.800%	12/1/77	5,200	4,335
	NSTAR Electric Co.	3.200%	5/15/27	2,655	2,566
	Oklahoma Gas & Electric Co.	3.800%	8/15/28	3,400	3,404
	Oncor Electric Delivery Co. LLC	2.950%	4/1/25	3,085	3,003
	Pacific Gas & Electric Co.	3.750%	2/15/24	8,263	7,323
	Pacific Gas & Electric Co.	3.400%	8/15/24	5,580	4,820
	Pacific Gas & Electric Co.	3.500%	6/15/25	6,480	5,548
	Pacific Gas & Electric Co.	2.950%	3/1/26	6,337	5,180
	Pacific Gas & Electric Co.	3.300%	12/1/27	6,650	5,436
	PacifiCorp	3.600%	4/1/24	3,575	3,606
	Potomac Electric Power Co.	3.600%	3/15/24	300	303
	PPL Capital Funding Inc.	3.950%	3/15/24	1,718	1,709
	PPL Capital Funding Inc.	3.100%	5/15/26	6,411	6,012
	Public Service Co. of Colorado	3.700%	6/15/28	3,125	3,168
	Public Service Electric & Gas Co.	3.000%	5/15/25	3,815	3,699
	Public Service Electric & Gas Co.	2.250%	9/15/26	4,375	3,993
	Public Service Electric & Gas Co.	3.000%	5/15/27	2,000	1,916
	Public Service Electric & Gas Co.	3.700%	5/1/28	3,650	3,683
	Puget Energy Inc.	3.650%	5/15/25	6,465	6,269
	San Diego Gas & Electric Co.	2.500%	5/15/26	4,600	4,242
	Scottish Power Ltd.	5.810%	3/15/25	900	976
	Sierra Pacific Power Co.	2.600%	5/1/26	5,880	5,480
	Southern California Edison Co.	3.700%	8/1/25	2,050	2,034
	Southern California Edison Co.	3.650%	3/1/28	3,750	3,646
	Southern Co.	3.250%	7/1/26	9,620	8,981
	Southern Power Co.	4.150%	12/1/25	7,455	7,452
	Southwestern Electric Power Co.	2.750%	10/1/26	8,850	8,110
	Southwestern Electric Power Co.	4.100%	9/15/28	6,400	6,417
	Southwestern Public Service Co.	3.300%	6/15/24	2,650	2,633
	Tucson Electric Power Co.	3.050%	3/15/25	750	716
	Union Electric Co.	3.500%	4/15/24	3,125	3,140
	Union Electric Co.	2.950%	6/15/27	3,500	3,322
	Virginia Electric & Power Co.	3.450%	2/15/24	2,000	2,002
	Virginia Electric & Power Co.	3.100%	5/15/25	3,200	3,117

69

Vanguard® Intermediate-Term Bond Index Fund

Schedule of Investments

December 31, 2018

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Virginia Electric & Power Co.	3.150%	1/15/26	7,630	7,360
Virginia Electric & Power Co.	2.950%	11/15/26	6,192	5,871
Virginia Electric & Power Co.	3.500%	3/15/27	3,964	3,876
Virginia Electric & Power Co.	3.800%	4/1/28	7,350	7,358
WEC Energy Group Inc.	3.550%	6/15/25	3,632	3,539
Westar Energy Inc.	2.550%	7/1/26	3,835	3,557
Westar Energy Inc.	3.100%	4/1/27	2,877	2,796
Wisconsin Power & Light Co.	3.050%	10/15/27	2,700	2,588
Xcel Energy Inc.	3.300%	6/1/25	5,800	5,673
Xcel Energy Inc.	3.350%	12/1/26	4,775	4,596
Xcel Energy Inc.	4.000%	6/15/28	4,725	4,756
Natural Gas (0.1%)
Atmos Energy Corp.	3.000%	6/15/27	4,725	4,515
CenterPoint Energy Resources Corp.	4.000%	4/1/28	2,825	2,806
NiSource Finance Corp.	3.490%	5/15/27	9,000	8,623
ONE Gas Inc.	3.610%	2/1/24	1,845	1,847
Sempra Energy	3.750%	11/15/25	7,011	6,761
Sempra Energy	3.250%	6/15/27	8,891	8,202
Sempra Energy	3.400%	2/1/28	9,100	8,318
Southern California Gas Co.	2.600%	6/15/26	11,000	10,241
Southern Co. Gas Capital Corp.	3.250%	6/15/26	1,525	1,435
Southwest Gas Corp.	3.700%	4/1/28	2,570	2,553
Other Utility (0.1%)
American Water Capital Corp.	3.850%	3/1/24	3,525	3,576
American Water Capital Corp.	3.400%	3/1/25	6,018	5,934
American Water Capital Corp.	2.950%	9/1/27	5,550	5,171
American Water Capital Corp.	3.750%	9/1/28	4,000	4,020
				665,595
Total Corporate Bonds (Cost $13,070,022)				12,604,213
Sovereign Bonds (5.0%)
Asian Development Bank	2.000%	1/22/25	16,680	15,999
Asian Development Bank	2.125%	3/19/25	2,325	2,240
Asian Development Bank	2.000%	4/24/26	14,375	13,651
Asian Development Bank	1.750%	8/14/26	15,700	14,581
Asian Development Bank	2.625%	1/12/27	10,000	9,878
Asian Development Bank	2.375%	8/10/27	2,800	2,704
Asian Development Bank	2.500%	11/2/27	17,245	16,821
Asian Development Bank	2.750%	1/19/28	5,800	5,751
Asian Development Bank	5.820%	6/16/28	3,980	4,830
Asian Development Bank	3.125%	9/26/28	8,500	8,700
CNOOC Finance 2015 USA LLC	3.500%	5/5/25	17,775	17,150
CNOOC Finance 2015 USA LLC	4.375%	5/2/28	6,850	6,991
CNOOC Nexen Finance 2014 ULC	4.250%	4/30/24	20,100	20,400
Ecopetrol SA	4.125%	1/16/25	10,068	9,565
Ecopetrol SA	5.375%	6/26/26	11,490	11,562
Emirates Telecommunications Group Co. PJSC	3.500%	6/18/24	2,000	1,950
Equinor ASA	2.650%	1/15/24	15,229	14,727
Equinor ASA	3.700%	3/1/24	4,458	4,530
Equinor ASA	3.250%	11/10/24	8,320	8,268
Equinor ASA	7.250%	9/23/27	6,325	7,934
Equinor ASA	6.800%	1/15/28	435	530
Equinor ASA	3.625%	9/10/28	4,000	3,990
European Investment Bank	3.250%	1/29/24	34,965	35,894
European Investment Bank	2.500%	10/15/24	9,725	9,613
European Investment Bank	1.875%	2/10/25	35,440	33,717
European Investment Bank	2.125%	4/13/26	5,800	5,553
European Investment Bank	2.375%	5/24/27	18,415	17,745
Export-Import Bank of Korea	4.000%	1/14/24	5,100	5,220
Export-Import Bank of Korea	2.875%	1/21/25	15,800	15,069
Export-Import Bank of Korea	3.250%	11/10/25	10,200	9,908
Export-Import Bank of Korea	2.625%	5/26/26	13,000	12,114

70

Vanguard® Intermediate-Term Bond Index Fund

Schedule of Investments

December 31, 2018

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Export-Import Bank of Korea	3.250%	8/12/26	4,650	4,507
	Export-Import Bank of Korea	2.375%	4/21/27	200	181
	Hydro-Quebec	8.050%	7/7/24	7,790	9,665
	Industrial & Commercial Bank of China Ltd.	3.538%	11/8/27	4,900	4,685
	Inter-American Development Bank	3.000%	2/21/24	25,400	25,792
	Inter-American Development Bank	2.125%	1/15/25	13,150	12,720
	Inter-American Development Bank	7.000%	6/15/25	4,365	5,320
	Inter-American Development Bank	2.000%	6/2/26	5,850	5,555
	Inter-American Development Bank	2.375%	7/7/27	29,153	28,122
	Inter-American Development Bank	3.125%	9/18/28	23,750	24,308
	International Bank for Reconstruction & Development	2.500%	11/25/24	44,050	43,535
	International Bank for Reconstruction & Development	2.125%	3/3/25	1,120	1,083
	International Bank for Reconstruction & Development	2.500%	7/29/25	25,110	24,756
	International Bank for Reconstruction & Development	3.125%	11/20/25	7,500	7,606
	International Bank for Reconstruction & Development	8.875%	3/1/26	1,000	1,368
	International Bank for Reconstruction & Development	1.875%	10/27/26	12,500	11,731
	International Bank for Reconstruction & Development	2.500%	11/22/27	18,295	17,857
	International Finance Corp.	2.125%	4/7/26	6,905	6,625
6	Japan Bank for International Cooperation	3.000%	5/29/24	15,865	15,884
6	Japan Bank for International Cooperation	2.125%	2/10/25	21,575	20,487
6	Japan Bank for International Cooperation	2.500%	5/28/25	5,100	4,939
6	Japan Bank for International Cooperation	2.750%	1/21/26	13,000	12,757
6	Japan Bank for International Cooperation	2.375%	4/20/26	6,000	5,719
6	Japan Bank for International Cooperation	2.250%	11/4/26	14,825	13,948
6	Japan Bank for International Cooperation	2.875%	6/1/27	17,900	17,479
6	Japan Bank for International Cooperation	2.875%	7/21/27	15,600	15,239
6	Japan Bank for International Cooperation	2.750%	11/16/27	7,740	7,452
6	Japan Bank for International Cooperation	3.250%	7/20/28	10,500	10,529
6	Japan Bank for International Cooperation	3.500%	10/31/28	10,500	10,731
6	Japan International Cooperation Agency	2.750%	4/27/27	7,610	7,369
6	Japan International Cooperation Agency	3.375%	6/12/28	4,700	4,768
7	KFW	2.500%	11/20/24	52,490	51,793
7	KFW	2.000%	5/2/25	21,000	20,084
7	KFW	2.875%	4/3/28	15,000	15,071
	Korea Development Bank	3.750%	1/22/24	8,050	8,139
	Korea Development Bank	3.000%	1/13/26	10,000	9,555
	Korea Development Bank	2.000%	9/12/26	8,750	7,748
7	Landwirtschaftliche Rentenbank	2.000%	1/13/25	14,255	13,629
7	Landwirtschaftliche Rentenbank	2.375%	6/10/25	12,800	12,484
7	Landwirtschaftliche Rentenbank	1.750%	7/27/26	14,925	13,838
7	Landwirtschaftliche Rentenbank	2.500%	11/15/27	16,640	16,153
4	Oriental Republic of Uruguay	4.500%	8/14/24	10,801	11,018
4	Oriental Republic of Uruguay	4.375%	10/27/27	12,715	12,731
	Petroleos Mexicanos	4.875%	1/18/24	17,120	15,984
4	Petroleos Mexicanos	2.290%	2/15/24	1,045	1,031
	Petroleos Mexicanos	4.250%	1/15/25	9,175	8,080
	Petroleos Mexicanos	4.500%	1/23/26	9,550	8,298
	Petroleos Mexicanos	6.875%	8/4/26	26,650	26,094
	Petroleos Mexicanos	6.500%	3/13/27	56,240	53,143
	Petroleos Mexicanos	5.350%	2/12/28	8,650	7,554
	Province of Alberta	3.300%	3/15/28	11,555	11,672
	Province of British Columbia	6.500%	1/15/26	1,935	2,336
	Province of British Columbia	2.250%	6/2/26	9,040	8,641
	Province of Manitoba	3.050%	5/14/24	7,140	7,169
	Province of Manitoba	2.125%	6/22/26	4,000	3,743
	Province of New Brunswick	3.625%	2/24/28	4,700	4,836
	Province of Ontario	3.200%	5/16/24	7,600	7,688
	Province of Ontario	2.500%	4/27/26	7,500	7,233
	Province of Quebec	7.125%	2/9/24	7,325	8,700
	Province of Quebec	2.875%	10/16/24	14,020	13,967
	Province of Quebec	2.500%	4/20/26	14,000	13,539
	Province of Quebec	2.750%	4/12/27	16,250	15,795
	Republic of Chile	3.125%	3/27/25	420	409
	Republic of Chile	3.125%	1/21/26	14,038	13,526

71

Vanguard® Intermediate-Term Bond Index Fund

Schedule of Investments

December 31, 2018

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
4	Republic of Chile	3.240%	2/6/28	14,925	14,370
	Republic of Colombia	4.000%	2/26/24	21,175	20,931
	Republic of Colombia	8.125%	5/21/24	6,440	7,565
4	Republic of Colombia	4.500%	1/28/26	12,611	12,605
4	Republic of Colombia	3.875%	4/25/27	22,100	21,186
	Republic of Finland	6.950%	2/15/26	695	853
	Republic of Hungary	5.375%	3/25/24	10,066	10,782
	Republic of Indonesia	4.450%	2/11/24	2,000	2,014
5	Republic of Indonesia	3.850%	7/18/27	300	286
	Republic of Indonesia	3.500%	1/11/28	13,250	12,289
	Republic of Indonesia	4.100%	4/24/28	9,000	8,778
	Republic of Korea	5.625%	11/3/25	1,775	2,019
	Republic of Korea	2.750%	1/19/27	13,500	12,927
4	Republic of Panama	4.000%	9/22/24	10,480	10,569
4	Republic of Panama	3.750%	3/16/25	15,895	15,752
	Republic of Panama	7.125%	1/29/26	8,054	9,460
	Republic of Panama	8.875%	9/30/27	11,920	15,836
4	Republic of Panama	3.875%	3/17/28	1,500	1,477
	Republic of Peru	7.350%	7/21/25	17,415	21,188
	Republic of Peru	4.125%	8/25/27	7,060	7,314
	Republic of Poland	4.000%	1/22/24	22,747	23,316
	Republic of Poland	3.250%	4/6/26	7,889	7,750
	Republic of the Philippines	4.200%	1/21/24	11,880	12,235
	Republic of the Philippines	9.500%	10/21/24	3,400	4,395
	Republic of the Philippines	10.625%	3/16/25	9,495	13,103
	Republic of the Philippines	5.500%	3/30/26	13,475	14,957
	Republic of the Philippines	3.000%	2/1/28	19,000	18,002
	State of Israel	2.875%	3/16/26	10,000	9,657
	State of Israel	3.250%	1/17/28	9,500	9,342
	United Mexican States	3.600%	1/30/25	22,480	21,535
	United Mexican States	4.125%	1/21/26	25,985	25,469
	United Mexican States	11.500%	5/15/26	500	722
	United Mexican States	4.150%	3/28/27	26,925	26,054
	United Mexican States	3.750%	1/11/28	15,630	14,673
Total Sovereign Bonds (Cost $1,614,435)					1,571,394
Taxable Municipal Bonds (0.2%)
	Alabama Economic Settlement Authority BP Settlement Revenue	3.163%	9/15/25	2,070	2,053
	California GO	6.650%	3/1/22	3,500	3,832
	California GO	3.375%	4/1/25	4,575	4,600
	California GO	3.500%	4/1/28	3,600	3,594
	Energy Northwest Washington Electric Revenue (Columbia Generating Station)	2.814%	7/1/24	190	187
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.754%	12/15/28	1,925	2,090
	Oregon GO	5.892%	6/1/27	13,900	16,136
8	Oregon School Boards Association GO	5.528%	6/30/28	1,500	1,713
9	Oregon School Boards Association GO	5.550%	6/30/28	875	1,002
	Regents of the University of California Revenue	3.063%	7/1/25	9,500	9,376
	South Carolina Public Service Authority Revenue	2.388%	12/1/23	3,100	2,942
	Utah GO	4.554%	7/1/24	9,895	10,428
	Utah GO	3.539%	7/1/25	65	66
	Wisconsin General Fund Annual Appropriation Revenue	3.154%	5/1/27	3,300	3,254
8	Wisconsin GO	5.700%	5/1/26	3,245	3,606
Total Taxable Municipal Bonds (Cost $65,702)					64,879

72

Vanguard® Intermediate-Term Bond Index Fund

Schedule of Investments

December 31, 2018

		Coupon	Shares	Market Value ($000)
Temporary Cash Investment (0.4%)
Money Market Fund (0.4%)
10	Vanguard Market Liquidity Fund (Cost $113,604)	2.530%	1,136,151	113,615
Total Investments (99.4%) (Cost $31,948,070)				31,162,594
Other Assets and Liabilities – Net (0.6%)				181,114
Net Assets (100%)				31,343,708

1                 U.S. government-guaranteed.

2                 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.

3                 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.

4                 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.

5                 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2018, the aggregate value of these securities was $378,847,000, representing 1.2% of net assets.

6                 Guaranteed by the Government of Japan.

7                 Guaranteed by the Federal Republic of Germany.

8                 Scheduled principal and interest payments are guaranteed by AGM (Assured Guaranty Municipal Corporation).

9                 Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.

10          Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

GO—General Obligation Bond.

REIT—Real Estate Investment Trust.

73

Vanguard® Long-Term Bond Index Fund

Schedule of Investments

December 31, 2018

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Government and Agency Obligations (43.2%)
U.S. Government Securities (41.5%)
	United States Treasury Note/Bond	5.250%	2/15/29	13,576	16,597
	United States Treasury Note/Bond	6.125%	8/15/29	18,215	23,899
	United States Treasury Note/Bond	6.250%	5/15/30	28,040	37,631
	United States Treasury Note/Bond	5.375%	2/15/31	49,425	62,824
	United States Treasury Note/Bond	4.500%	2/15/36	19,085	23,558
	United States Treasury Note/Bond	4.750%	2/15/37	11,810	15,063
	United States Treasury Note/Bond	5.000%	5/15/37	17,454	22,936
	United States Treasury Note/Bond	4.375%	2/15/38	25,793	31,640
	United States Treasury Note/Bond	4.500%	5/15/38	38,360	47,812
	United States Treasury Note/Bond	3.500%	2/15/39	66,152	72,468
	United States Treasury Note/Bond	4.250%	5/15/39	38,162	46,086
	United States Treasury Note/Bond	4.500%	8/15/39	40,881	50,999
	United States Treasury Note/Bond	4.375%	11/15/39	44,005	54,051
	United States Treasury Note/Bond	4.625%	2/15/40	57,561	73,048
	United States Treasury Note/Bond	4.375%	5/15/40	62,098	76,322
	United States Treasury Note/Bond	3.875%	8/15/40	54,265	62,396
	United States Treasury Note/Bond	4.250%	11/15/40	56,400	68,227
	United States Treasury Note/Bond	4.750%	2/15/41	62,480	80,804
	United States Treasury Note/Bond	4.375%	5/15/41	47,545	58,585
	United States Treasury Note/Bond	3.750%	8/15/41	54,075	61,113
	United States Treasury Note/Bond	3.125%	11/15/41	52,577	53,892
	United States Treasury Note/Bond	3.125%	2/15/42	66,302	67,960
	United States Treasury Note/Bond	3.000%	5/15/42	55,000	55,155
	United States Treasury Note/Bond	2.750%	8/15/42	79,858	76,526
	United States Treasury Note/Bond	2.750%	11/15/42	98,768	94,570
	United States Treasury Note/Bond	3.125%	2/15/43	99,215	101,417
	United States Treasury Note/Bond	2.875%	5/15/43	136,875	133,817
	United States Treasury Note/Bond	3.625%	8/15/43	116,300	128,893
	United States Treasury Note/Bond	3.750%	11/15/43	130,360	147,429
	United States Treasury Note/Bond	3.625%	2/15/44	137,444	152,585
	United States Treasury Note/Bond	3.375%	5/15/44	248,142	264,581
	United States Treasury Note/Bond	3.125%	8/15/44	132,838	135,764
	United States Treasury Note/Bond	3.000%	11/15/44	138,556	138,513
	United States Treasury Note/Bond	2.500%	2/15/45	114,792	104,155
	United States Treasury Note/Bond	3.000%	5/15/45	144,455	144,500
	United States Treasury Note/Bond	2.875%	8/15/45	132,712	129,560
	United States Treasury Note/Bond	3.000%	11/15/45	101,850	101,866
	United States Treasury Note/Bond	2.500%	2/15/46	124,132	112,359
	United States Treasury Note/Bond	2.500%	5/15/46	142,466	128,888
	United States Treasury Note/Bond	2.250%	8/15/46	136,279	116,774
	United States Treasury Note/Bond	2.875%	11/15/46	144,764	141,145
	United States Treasury Note/Bond	3.000%	2/15/47	132,644	132,685
	United States Treasury Note/Bond	3.000%	5/15/47	103,371	103,258
†	United States Treasury Note/Bond	2.750%	8/15/47	134,746	128,030
	United States Treasury Note/Bond	2.750%	11/15/47	132,761	126,040
	United States Treasury Note/Bond	3.000%	2/15/48	134,720	134,425
	United States Treasury Note/Bond	3.125%	5/15/48	137,811	140,955
	United States Treasury Note/Bond	3.000%	8/15/48	230,747	230,495
	United States Treasury Note/Bond	3.375%	11/15/48	123,930	133,031
					4,645,327
Agency Bonds and Notes (1.7%)
1	Federal Home Loan Banks	5.625%	3/14/36	1,000	1,302
1	Federal Home Loan Banks	5.500%	7/15/36	8,965	11,546
2	Federal Home Loan Mortgage Corp.	6.750%	9/15/29	1,890	2,515
2	Federal Home Loan Mortgage Corp.	6.750%	3/15/31	17,525	23,905
2	Federal Home Loan Mortgage Corp.	6.250%	7/15/32	19,412	26,012
2	Federal National Mortgage Assn.	6.250%	5/15/29	16,280	20,837
2	Federal National Mortgage Assn.	7.125%	1/15/30	9,175	12,598
2	Federal National Mortgage Assn.	7.250%	5/15/30	12,080	16,858
2	Federal National Mortgage Assn.	6.625%	11/15/30	9,050	12,159
2	Federal National Mortgage Assn.	5.625%	7/15/37	6,080	7,978

74

Vanguard® Long-Term Bond Index Fund

Schedule of Investments

December 31, 2018

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
2	Federal National Mortgage Assn.	6.210%	8/6/38	700	986
1	Tennessee Valley Authority	7.125%	5/1/30	3,970	5,456
1	Tennessee Valley Authority	4.650%	6/15/35	4,510	5,185
1	Tennessee Valley Authority	5.880%	4/1/36	4,535	5,944
1	Tennessee Valley Authority	5.980%	4/1/36	1,000	1,323
1	Tennessee Valley Authority	6.150%	1/15/38	2,450	3,355
1	Tennessee Valley Authority	5.500%	6/15/38	1,175	1,491
1	Tennessee Valley Authority	5.250%	9/15/39	14,330	17,878
1	Tennessee Valley Authority	4.875%	1/15/48	2,650	3,260
1	Tennessee Valley Authority	5.375%	4/1/56	1,950	2,656
1	Tennessee Valley Authority	4.625%	9/15/60	1,400	1,701
1	Tennessee Valley Authority	4.250%	9/15/65	3,500	3,985
					188,930
Total U.S. Government and Agency Obligations (Cost $4,783,287)					4,834,257
Corporate Bonds (48.1%)
Finance (8.2%)
	Banking (4.3%)
	American Express Co.	4.050%	12/3/42	2,116	2,010
	Bank of America Corp.	6.110%	1/29/37	6,050	6,714
3	Bank of America Corp.	4.244%	4/24/38	6,980	6,652
	Bank of America Corp.	7.750%	5/14/38	5,809	7,588
	Bank of America Corp.	5.875%	2/7/42	6,325	7,325
	Bank of America Corp.	5.000%	1/21/44	8,366	8,724
	Bank of America Corp.	4.875%	4/1/44	5,598	5,752
	Bank of America Corp.	4.750%	4/21/45	1,990	1,967
3	Bank of America Corp.	4.443%	1/20/48	2,500	2,425
3	Bank of America Corp.	3.946%	1/23/49	1,530	1,369
	Bank of America NA	6.000%	10/15/36	6,724	7,763
	Bank of New York Mellon Corp.	3.300%	8/23/29	3,021	2,832
	Barclays plc	5.250%	8/17/45	2,500	2,305
	Barclays plc	4.950%	1/10/47	5,310	4,722
	Citigroup Inc.	6.625%	6/15/32	3,550	4,115
	Citigroup Inc.	5.875%	2/22/33	1,000	1,089
	Citigroup Inc.	6.000%	10/31/33	3,276	3,596
	Citigroup Inc.	6.125%	8/25/36	2,033	2,247
3	Citigroup Inc.	3.878%	1/24/39	4,375	3,894
	Citigroup Inc.	8.125%	7/15/39	7,234	10,060
	Citigroup Inc.	5.875%	1/30/42	3,280	3,755
	Citigroup Inc.	6.675%	9/13/43	3,369	4,014
	Citigroup Inc.	4.950%	11/7/43	1,983	2,006
	Citigroup Inc.	5.300%	5/6/44	4,825	4,921
	Citigroup Inc.	4.650%	7/30/45	900	876
	Citigroup Inc.	4.750%	5/18/46	4,065	3,790
3	Citigroup Inc.	4.281%	4/24/48	3,275	3,063
	Citigroup Inc.	4.650%	7/23/48	8,300	8,159
	Cooperatieve Rabobank UA	5.250%	5/24/41	2,525	2,775
	Cooperatieve Rabobank UA	5.750%	12/1/43	1,955	2,139
	Cooperatieve Rabobank UA	5.250%	8/4/45	7,091	7,296
	Credit Suisse Group Funding Guernsey Ltd.	4.875%	5/15/45	6,745	6,680
	Credit Suisse USA Inc.	7.125%	7/15/32	2,270	2,872
	Fifth Third Bancorp	8.250%	3/1/38	3,465	4,616
	First Republic Bank	4.375%	8/1/46	1,300	1,205
	First Republic Bank	4.625%	2/13/47	1,575	1,512
	Goldman Sachs Capital I	6.345%	2/15/34	3,850	4,302
	Goldman Sachs Group Inc.	6.450%	5/1/36	2,392	2,642
	Goldman Sachs Group Inc.	6.750%	10/1/37	17,190	19,535
3	Goldman Sachs Group Inc.	4.017%	10/31/38	8,570	7,530
3	Goldman Sachs Group Inc.	4.411%	4/23/39	5,900	5,544
	Goldman Sachs Group Inc.	6.250%	2/1/41	8,680	9,909
	Goldman Sachs Group Inc.	4.800%	7/8/44	8,625	8,241
	Goldman Sachs Group Inc.	5.150%	5/22/45	10,155	9,585
	Goldman Sachs Group Inc.	4.750%	10/21/45	6,121	5,840

75

Vanguard® Long-Term Bond Index Fund

Schedule of Investments

December 31, 2018

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	HSBC Bank USA NA	5.875%	11/1/34	2,221	2,497
	HSBC Bank USA NA	5.625%	8/15/35	2,531	2,763
	HSBC Bank USA NA	7.000%	1/15/39	2,600	3,250
	HSBC Holdings plc	7.625%	5/17/32	1,450	1,820
	HSBC Holdings plc	7.350%	11/27/32	200	247
	HSBC Holdings plc	6.500%	5/2/36	7,878	8,949
	HSBC Holdings plc	6.500%	9/15/37	9,600	10,967
	HSBC Holdings plc	6.800%	6/1/38	3,590	4,247
	HSBC Holdings plc	6.100%	1/14/42	3,670	4,290
	HSBC Holdings plc	5.250%	3/14/44	6,765	6,764
	JPMorgan Chase & Co.	8.750%	9/1/30	575	777
	JPMorgan Chase & Co.	6.400%	5/15/38	8,287	10,237
3	JPMorgan Chase & Co.	3.882%	7/24/38	8,925	8,133
	JPMorgan Chase & Co.	5.500%	10/15/40	5,025	5,578
	JPMorgan Chase & Co.	5.600%	7/15/41	7,530	8,525
	JPMorgan Chase & Co.	5.400%	1/6/42	5,648	6,219
	JPMorgan Chase & Co.	5.625%	8/16/43	4,000	4,436
	JPMorgan Chase & Co.	4.850%	2/1/44	3,950	4,032
	JPMorgan Chase & Co.	4.950%	6/1/45	5,714	5,818
3	JPMorgan Chase & Co.	4.260%	2/22/48	7,245	6,749
3	JPMorgan Chase & Co.	4.032%	7/24/48	4,950	4,471
3	JPMorgan Chase & Co.	3.964%	11/15/48	6,000	5,390
3	JPMorgan Chase & Co.	3.897%	1/23/49	4,950	4,375
	Lloyds Banking Group plc	5.300%	12/1/45	3,080	2,816
	Lloyds Banking Group plc	4.344%	1/9/48	5,000	3,942
	Mitsubishi UFJ Financial Group Inc.	4.286%	7/26/38	1,700	1,701
	Morgan Stanley	7.250%	4/1/32	2,886	3,682
3	Morgan Stanley	3.971%	7/22/38	12,550	11,531
3	Morgan Stanley	4.457%	4/22/39	4,625	4,490
	Morgan Stanley	6.375%	7/24/42	7,000	8,594
	Morgan Stanley	4.300%	1/27/45	8,575	8,078
	Morgan Stanley	4.375%	1/22/47	7,380	7,000
	Regions Bank	6.450%	6/26/37	1,650	1,924
	Regions Financial Corp.	7.375%	12/10/37	1,000	1,265
3	Royal Bank of Scotland Group plc	5.076%	1/27/30	6,000	5,785
	Wachovia Corp.	7.500%	4/15/35	1,490	1,871
	Wachovia Corp.	5.500%	8/1/35	2,119	2,270
	Wachovia Corp.	6.550%	10/15/35	125	151
	Wells Fargo & Co.	5.375%	2/7/35	2,550	2,826
	Wells Fargo & Co.	5.375%	11/2/43	7,310	7,646
	Wells Fargo & Co.	5.606%	1/15/44	8,655	9,416
	Wells Fargo & Co.	4.650%	11/4/44	6,928	6,571
	Wells Fargo & Co.	3.900%	5/1/45	5,520	5,110
	Wells Fargo & Co.	4.900%	11/17/45	6,966	6,846
	Wells Fargo & Co.	4.400%	6/14/46	6,696	6,215
	Wells Fargo & Co.	4.750%	12/7/46	7,125	6,871
	Wells Fargo Bank NA	5.950%	8/26/36	1,555	1,791
	Wells Fargo Bank NA	5.850%	2/1/37	2,861	3,252
	Wells Fargo Bank NA	6.600%	1/15/38	4,339	5,370
3	Wells Fargo Capital X	5.950%	12/1/86	3,225	3,326
	Brokerage (0.2%)
	Brookfield Finance Inc.	4.700%	9/20/47	3,000	2,798
	Charles Schwab Corp.	4.000%	2/1/29	2,000	2,044
	CME Group Inc.	5.300%	9/15/43	2,515	2,913
	CME Group Inc.	4.150%	6/15/48	2,475	2,527
	Intercontinental Exchange Inc.	4.250%	9/21/48	3,325	3,265
	Invesco Finance plc	5.375%	11/30/43	1,450	1,555
	Jefferies Group LLC	6.250%	1/15/36	1,825	1,825
	Jefferies Group LLC	6.500%	1/20/43	1,500	1,509
	Jefferies Group LLC / Jefferies Group Capital Finance Inc.	4.150%	1/23/30	4,330	3,712
	Legg Mason Inc.	5.625%	1/15/44	1,900	1,892
	Raymond James Financial Inc.	4.950%	7/15/46	2,725	2,658

76

Vanguard® Long-Term Bond Index Fund

Schedule of Investments

December 31, 2018

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Finance Companies (0.3%)
	GATX Corp.	5.200%	3/15/44	875	889
	GE Capital International Funding Co. Unlimited Co.	4.418%	11/15/35	39,491	33,238
	Insurance (3.0%)
	ACE Capital Trust II	9.700%	4/1/30	1,175	1,552
	Aetna Inc.	6.625%	6/15/36	4,014	4,729
	Aetna Inc.	6.750%	12/15/37	1,760	2,102
	Aetna Inc.	4.500%	5/15/42	2,550	2,299
	Aetna Inc.	4.125%	11/15/42	1,650	1,427
	Aetna Inc.	4.750%	3/15/44	1,420	1,361
	Aetna Inc.	3.875%	8/15/47	3,300	2,769
	Aflac Inc.	4.000%	10/15/46	1,275	1,169
	Aflac Inc.	4.750%	1/15/49	1,845	1,890
	Alleghany Corp.	4.900%	9/15/44	975	967
	Allstate Corp.	5.550%	5/9/35	1,475	1,671
	Allstate Corp.	5.950%	4/1/36	1,050	1,263
	Allstate Corp.	4.500%	6/15/43	1,875	1,907
	Allstate Corp.	4.200%	12/15/46	3,121	3,035
3	Allstate Corp.	6.500%	5/15/67	1,675	1,725
	American Financial Group Inc.	4.500%	6/15/47	2,500	2,233
	American International Group Inc.	3.875%	1/15/35	1,661	1,431
	American International Group Inc.	4.700%	7/10/35	1,950	1,881
	American International Group Inc.	6.250%	5/1/36	3,711	4,054
	American International Group Inc.	4.500%	7/16/44	9,589	8,576
	American International Group Inc.	4.800%	7/10/45	2,438	2,253
	American International Group Inc.	4.750%	4/1/48	1,135	1,042
	American International Group Inc.	4.375%	1/15/55	3,750	3,149
3	American International Group Inc.	8.175%	5/15/68	1,450	1,729
	Anthem Inc.	5.950%	12/15/34	1	1
	Anthem Inc.	5.850%	1/15/36	1,300	1,482
	Anthem Inc.	6.375%	6/15/37	1,250	1,494
	Anthem Inc.	4.625%	5/15/42	3,452	3,314
	Anthem Inc.	4.650%	1/15/43	1,731	1,684
	Anthem Inc.	5.100%	1/15/44	5,320	5,400
	Anthem Inc.	4.650%	8/15/44	2,975	2,871
	Anthem Inc.	4.375%	12/1/47	6,220	5,799
	Anthem Inc.	4.550%	3/1/48	920	881
	Anthem Inc.	4.850%	8/15/54	500	478
	Aon Corp.	6.250%	9/30/40	1,055	1,244
	Aon plc	4.600%	6/14/44	2,025	1,940
	Aon plc	4.750%	5/15/45	2,390	2,336
	Arch Capital Finance LLC	5.031%	12/15/46	1,450	1,500
	Arch Capital Group Ltd.	7.350%	5/1/34	925	1,173
	Arch Capital Group US Inc.	5.144%	11/1/43	2,180	2,287
	Assurant Inc.	6.750%	2/15/34	1,189	1,352
4	AXA Equitable Holdings Inc.	5.000%	4/20/48	5,800	5,089
	AXA SA	8.600%	12/15/30	4,120	5,118
	Berkshire Hathaway Finance Corp.	5.750%	1/15/40	3,418	4,071
	Berkshire Hathaway Finance Corp.	4.400%	5/15/42	2,324	2,370
	Berkshire Hathaway Finance Corp.	4.300%	5/15/43	1,155	1,161
	Berkshire Hathaway Finance Corp.	4.200%	8/15/48	10,000	9,965
	Berkshire Hathaway Inc.	4.500%	2/11/43	3,675	3,818
	Brighthouse Financial Inc.	4.700%	6/22/47	4,725	3,532
	Chubb Corp.	6.000%	5/11/37	2,718	3,279
	Chubb Corp.	6.500%	5/15/38	1,695	2,157
	Chubb INA Holdings Inc.	6.700%	5/15/36	2,200	2,821
	Chubb INA Holdings Inc.	4.150%	3/13/43	1,752	1,735
	Chubb INA Holdings Inc.	4.350%	11/3/45	2,876	2,956
4	Cigna Corp.	4.800%	8/15/38	7,300	7,172
4	Cigna Corp.	4.900%	12/15/48	8,585	8,449
	Cigna Holding Co.	5.375%	2/15/42	945	1,003
	Cigna Holding Co.	3.875%	10/15/47	3,330	2,783
	Cincinnati Financial Corp.	6.125%	11/1/34	1,350	1,569

77

Vanguard® Long-Term Bond Index Fund

Schedule of Investments

December 31, 2018

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Everest Reinsurance Holdings Inc.	4.868%	6/1/44	1,500	1,505
	Hartford Financial Services Group Inc.	5.950%	10/15/36	1,620	1,809
	Hartford Financial Services Group Inc.	6.100%	10/1/41	1,830	2,095
	Hartford Financial Services Group Inc.	4.300%	4/15/43	1,025	950
	Humana Inc.	4.625%	12/1/42	1,776	1,766
	Humana Inc.	4.950%	10/1/44	2,587	2,646
	Humana Inc.	4.800%	3/15/47	900	884
	Lincoln National Corp.	6.150%	4/7/36	1,016	1,179
	Lincoln National Corp.	6.300%	10/9/37	880	1,048
	Lincoln National Corp.	7.000%	6/15/40	2,575	3,242
	Lincoln National Corp.	4.350%	3/1/48	1,600	1,457
	Loews Corp.	6.000%	2/1/35	1,125	1,272
	Loews Corp.	4.125%	5/15/43	1,990	1,824
	Manulife Financial Corp.	5.375%	3/4/46	3,140	3,412
	Markel Corp.	5.000%	4/5/46	2,140	2,098
	Markel Corp.	4.300%	11/1/47	300	266
	Marsh & McLennan Cos. Inc.	5.875%	8/1/33	645	740
	Marsh & McLennan Cos. Inc.	4.350%	1/30/47	1,600	1,505
	Marsh & McLennan Cos. Inc.	4.200%	3/1/48	2,660	2,418
	MetLife Inc.	6.500%	12/15/32	2,175	2,724
	MetLife Inc.	6.375%	6/15/34	2,747	3,332
	MetLife Inc.	5.700%	6/15/35	4,000	4,547
	MetLife Inc.	5.875%	2/6/41	2,543	2,949
	MetLife Inc.	4.125%	8/13/42	2,932	2,747
	MetLife Inc.	4.875%	11/13/43	3,431	3,537
	MetLife Inc.	4.721%	12/15/44	2,650	2,701
	MetLife Inc.	4.050%	3/1/45	2,416	2,227
	MetLife Inc.	4.600%	5/13/46	1,430	1,434
3	MetLife Inc.	6.400%	12/15/66	5,545	5,635
3	MetLife Inc.	10.750%	8/1/69	840	1,222
3	Nationwide Financial Services Inc.	6.750%	5/15/87	875	883
	Principal Financial Group Inc.	4.625%	9/15/42	1,975	1,939
	Principal Financial Group Inc.	4.350%	5/15/43	1,575	1,467
	Principal Financial Group Inc.	4.300%	11/15/46	1,730	1,622
	Progressive Corp.	6.625%	3/1/29	1,050	1,279
	Progressive Corp.	4.350%	4/25/44	3,340	3,348
	Progressive Corp.	4.125%	4/15/47	3,600	3,530
	Progressive Corp.	4.200%	3/15/48	2,050	2,033
	Prudential Financial Inc.	5.750%	7/15/33	350	401
	Prudential Financial Inc.	5.700%	12/14/36	3,215	3,630
	Prudential Financial Inc.	6.625%	12/1/37	1,318	1,595
	Prudential Financial Inc.	6.625%	6/21/40	1,150	1,409
	Prudential Financial Inc.	6.200%	11/15/40	1,725	2,046
	Prudential Financial Inc.	5.100%	8/15/43	1,195	1,269
	Prudential Financial Inc.	4.600%	5/15/44	2,113	2,118
	Prudential Financial Inc.	3.905%	12/7/47	2,011	1,803
	Prudential Financial Inc.	3.935%	12/7/49	3,413	3,066
	Sompo International Holdings Ltd.	7.000%	7/15/34	1,125	1,305
	Transatlantic Holdings Inc.	8.000%	11/30/39	1,045	1,431
	Travelers Cos. Inc.	6.750%	6/20/36	1,000	1,291
	Travelers Cos. Inc.	6.250%	6/15/37	2,690	3,340
	Travelers Cos. Inc.	5.350%	11/1/40	3,078	3,521
	Travelers Cos. Inc.	4.600%	8/1/43	1,825	1,904
	Travelers Cos. Inc.	4.300%	8/25/45	925	930
	Travelers Cos. Inc.	3.750%	5/15/46	2,030	1,866
	Travelers Cos. Inc.	4.000%	5/30/47	2,000	1,924
	Travelers Cos. Inc.	4.050%	3/7/48	1,250	1,205
	Travelers Property Casualty Corp.	6.375%	3/15/33	2,055	2,599
	UnitedHealth Group Inc.	4.625%	7/15/35	3,816	4,053
	UnitedHealth Group Inc.	5.800%	3/15/36	1,820	2,144
	UnitedHealth Group Inc.	6.500%	6/15/37	1,265	1,616
	UnitedHealth Group Inc.	6.625%	11/15/37	2,425	3,147
	UnitedHealth Group Inc.	6.875%	2/15/38	4,066	5,299
	UnitedHealth Group Inc.	5.700%	10/15/40	100	119

78

Vanguard® Long-Term Bond Index Fund

Schedule of Investments

December 31, 2018

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
UnitedHealth Group Inc.	5.950%	2/15/41	2,300	2,793
UnitedHealth Group Inc.	4.625%	11/15/41	2,750	2,888
UnitedHealth Group Inc.	4.375%	3/15/42	1,675	1,704
UnitedHealth Group Inc.	3.950%	10/15/42	2,005	1,924
UnitedHealth Group Inc.	4.250%	3/15/43	4,198	4,183
UnitedHealth Group Inc.	4.750%	7/15/45	4,830	5,129
UnitedHealth Group Inc.	4.200%	1/15/47	3,484	3,448
UnitedHealth Group Inc.	4.250%	4/15/47	1,252	1,239
UnitedHealth Group Inc.	3.750%	10/15/47	2,900	2,678
UnitedHealth Group Inc.	4.250%	6/15/48	5,674	5,692
UnitedHealth Group Inc.	4.450%	12/15/48	2,500	2,562
Unum Group	5.750%	8/15/42	2,255	2,232
Voya Financial Inc.	5.700%	7/15/43	1,375	1,526
Voya Financial Inc.	4.800%	6/15/46	950	904
Willis North America Inc.	5.050%	9/15/48	1,450	1,428
WR Berkley Corp.	4.750%	8/1/44	1,630	1,603
XLIT Ltd.	5.250%	12/15/43	1,150	1,242
XLIT Ltd.	5.500%	3/31/45	1,500	1,566
Real Estate Investment Trusts (0.4%)
Alexandria Real Estate Equities Inc.	4.500%	7/30/29	702	702
Alexandria Real Estate Equities Inc.	4.700%	7/1/30	1,850	1,872
AvalonBay Communities Inc.	3.900%	10/15/46	2,380	2,201
AvalonBay Communities Inc.	4.150%	7/1/47	525	501
AvalonBay Communities Inc.	4.350%	4/15/48	260	258
ERP Operating LP	4.500%	7/1/44	2,325	2,357
ERP Operating LP	4.500%	6/1/45	1,025	1,046
ERP Operating LP	4.000%	8/1/47	1,000	935
Essex Portfolio LP	4.500%	3/15/48	1,500	1,450
Federal Realty Investment Trust	4.500%	12/1/44	2,335	2,356
HCP Inc.	6.750%	2/1/41	1,200	1,473
Hospitality Properties Trust	4.375%	2/15/30	1,550	1,420
Kilroy Realty LP	4.250%	8/15/29	650	635
Kimco Realty Corp.	4.250%	4/1/45	1,225	1,093
Kimco Realty Corp.	4.125%	12/1/46	1,200	1,044
Kimco Realty Corp.	4.450%	9/1/47	1,330	1,215
National Retail Properties Inc.	4.800%	10/15/48	1,000	975
Prologis LP	4.375%	9/15/48	1,000	1,009
Realty Income Corp.	4.650%	3/15/47	2,960	3,030
Regency Centers LP	4.400%	2/1/47	1,450	1,363
Simon Property Group LP	6.750%	2/1/40	2,145	2,759
Simon Property Group LP	4.750%	3/15/42	1,600	1,659
Simon Property Group LP	4.250%	10/1/44	1,465	1,418
Simon Property Group LP	4.250%	11/30/46	2,000	1,933
Ventas Realty LP	4.400%	1/15/29	2,475	2,466
Ventas Realty LP	5.700%	9/30/43	750	818
Ventas Realty LP	4.375%	2/1/45	1,425	1,311
Welltower Inc.	6.500%	3/15/41	1,440	1,702
Welltower Inc.	4.950%	9/1/48	1,625	1,595
				921,793
Industrial (33.8%)
Basic Industry (2.0%)
Albemarle Corp.	5.450%	12/1/44	1,250	1,241
ArcelorMittal	7.000%	10/15/39	2,600	2,733
ArcelorMittal	6.750%	3/1/41	1,450	1,512
Barrick Gold Corp.	6.450%	10/15/35	900	1,023
Barrick Gold Corp.	5.250%	4/1/42	2,604	2,617
Barrick North America Finance LLC	5.700%	5/30/41	3,465	3,678
Barrick North America Finance LLC	5.750%	5/1/43	3,181	3,397
Barrick PD Australia Finance Pty Ltd.	5.950%	10/15/39	3,057	3,265
BHP Billiton Finance USA Ltd.	4.125%	2/24/42	3,435	3,284
BHP Billiton Finance USA Ltd.	5.000%	9/30/43	7,996	8,764
Celulosa Arauco y Constitucion SA	5.500%	11/2/47	1,700	1,606
Dow Chemical Co.	7.375%	11/1/29	4,043	4,862

79

Vanguard® Long-Term Bond Index Fund

Schedule of Investments

December 31, 2018

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Dow Chemical Co.	4.250%	10/1/34	2,325	2,091
	Dow Chemical Co.	9.400%	5/15/39	2,816	4,038
	Dow Chemical Co.	5.250%	11/15/41	2,839	2,775
	Dow Chemical Co.	4.375%	11/15/42	5,337	4,690
	Dow Chemical Co.	4.625%	10/1/44	1,000	900
4	Dow Chemical Co.	5.550%	11/30/48	3,500	3,572
	DowDuPont Inc.	5.319%	11/15/38	5,750	5,939
	DowDuPont Inc.	5.419%	11/15/48	7,500	7,816
	Eastman Chemical Co.	4.800%	9/1/42	2,215	2,049
	Eastman Chemical Co.	4.650%	10/15/44	2,650	2,380
	Ecolab Inc.	5.500%	12/8/41	469	542
	Ecolab Inc.	3.950%	12/1/47	3,829	3,594
	Georgia-Pacific LLC	7.250%	6/1/28	200	251
	Georgia-Pacific LLC	7.750%	11/15/29	1,615	2,164
	Georgia-Pacific LLC	8.875%	5/15/31	1,500	2,195
	Goldcorp Inc.	5.450%	6/9/44	1,775	1,760
	International Flavors & Fragrances Inc.	4.375%	6/1/47	1,795	1,650
	International Flavors & Fragrances Inc.	5.000%	9/26/48	2,300	2,316
	International Paper Co.	5.000%	9/15/35	2,170	2,141
	International Paper Co.	7.300%	11/15/39	2,192	2,601
	International Paper Co.	6.000%	11/15/41	2,070	2,159
	International Paper Co.	4.800%	6/15/44	3,371	3,085
	International Paper Co.	5.150%	5/15/46	2,150	2,053
	International Paper Co.	4.400%	8/15/47	4,041	3,388
	International Paper Co.	4.350%	8/15/48	2,900	2,422
	Lubrizol Corp.	6.500%	10/1/34	1,425	1,818
	LYB International Finance BV	5.250%	7/15/43	1,605	1,539
	LYB International Finance BV	4.875%	3/15/44	3,988	3,655
	LyondellBasell Industries NV	4.625%	2/26/55	3,385	2,816
	Meadwestvaco Corp.	7.950%	2/15/31	2,250	2,870
	Methanex Corp.	5.650%	12/1/44	1,100	996
	Mosaic Co.	5.450%	11/15/33	1,955	2,029
	Mosaic Co.	4.875%	11/15/41	1,130	1,052
	Mosaic Co.	5.625%	11/15/43	1,450	1,452
	Newmont Mining Corp.	5.875%	4/1/35	1,410	1,518
	Newmont Mining Corp.	6.250%	10/1/39	3,495	3,807
	Newmont Mining Corp.	4.875%	3/15/42	3,142	2,988
	Nucor Corp.	6.400%	12/1/37	3,043	3,638
	Nucor Corp.	5.200%	8/1/43	1,630	1,742
	Nucor Corp.	4.400%	5/1/48	1,650	1,599
	Nutrien Ltd.	4.125%	3/15/35	1,800	1,617
	Nutrien Ltd.	7.125%	5/23/36	500	606
	Nutrien Ltd.	5.875%	12/1/36	1,490	1,626
	Nutrien Ltd.	5.625%	12/1/40	2,005	2,107
	Nutrien Ltd.	6.125%	1/15/41	1,510	1,656
	Nutrien Ltd.	4.900%	6/1/43	1,675	1,610
	Nutrien Ltd.	5.250%	1/15/45	1,810	1,805
	Praxair Inc.	3.550%	11/7/42	1,910	1,761
	Rio Tinto Alcan Inc.	7.250%	3/15/31	1,000	1,289
	Rio Tinto Alcan Inc.	5.750%	6/1/35	2,650	2,988
	Rio Tinto Finance USA Ltd.	5.200%	11/2/40	4,326	4,775
	Rio Tinto Finance USA plc	4.750%	3/22/42	1,250	1,309
	Rio Tinto Finance USA plc	4.125%	8/21/42	2,246	2,166
	Rohm & Haas Co.	7.850%	7/15/29	1,656	2,058
	RPM International Inc.	5.250%	6/1/45	500	498
	RPM International Inc.	4.250%	1/15/48	2,350	2,001
	Sherwin-Williams Co.	4.000%	12/15/42	400	337
	Sherwin-Williams Co.	4.550%	8/1/45	1,460	1,325
	Sherwin-Williams Co.	4.500%	6/1/47	3,216	2,886
	Southern Copper Corp.	7.500%	7/27/35	2,050	2,401
	Southern Copper Corp.	6.750%	4/16/40	5,143	5,688
	Southern Copper Corp.	5.250%	11/8/42	5,345	5,093
	Southern Copper Corp.	5.875%	4/23/45	4,990	5,082
4	Suzano Austria GmbH	6.000%	1/15/29	3,300	3,349

80

Vanguard® Long-Term Bond Index Fund

Schedule of Investments

December 31, 2018

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Vale Canada Ltd.	7.200%	9/15/32	1,050	1,137
	Vale Overseas Ltd.	8.250%	1/17/34	2,133	2,637
	Vale Overseas Ltd.	6.875%	11/21/36	8,436	9,649
	Vale Overseas Ltd.	6.875%	11/10/39	5,100	5,878
	Vale SA	5.625%	9/11/42	1,185	1,188
	Westlake Chemical Corp.	5.000%	8/15/46	2,338	2,144
	Westlake Chemical Corp.	4.375%	11/15/47	1,960	1,654
	Westrock MWV LLC	8.200%	1/15/30	590	752
	Weyerhaeuser Co.	7.375%	3/15/32	3,705	4,525
	Weyerhaeuser Co.	6.875%	12/15/33	1,250	1,472
4	WRKCo Inc.	4.900%	3/15/29	2,500	2,576
	Capital Goods (2.5%)
	3M Co.	3.875%	6/15/44	520	517
	3M Co.	3.125%	9/19/46	3,000	2,580
	3M Co.	3.625%	10/15/47	2,500	2,318
	3M Co.	4.000%	9/14/48	2,600	2,609
	ABB Finance USA Inc.	4.375%	5/8/42	2,101	2,145
	Boeing Co.	6.125%	2/15/33	1,710	2,117
	Boeing Co.	6.625%	2/15/38	1,400	1,871
	Boeing Co.	3.550%	3/1/38	1,050	980
	Boeing Co.	6.875%	3/15/39	1,363	1,878
	Boeing Co.	5.875%	2/15/40	1,575	1,972
	Boeing Co.	3.375%	6/15/46	1,320	1,162
	Boeing Co.	3.650%	3/1/47	1,000	933
	Boeing Co.	3.625%	3/1/48	1,150	1,051
	Boeing Co.	3.850%	11/1/48	1,000	962
	Caterpillar Inc.	5.300%	9/15/35	1,600	1,774
	Caterpillar Inc.	6.050%	8/15/36	2,840	3,468
	Caterpillar Inc.	5.200%	5/27/41	2,112	2,353
	Caterpillar Inc.	3.803%	8/15/42	7,098	6,654
	Caterpillar Inc.	4.300%	5/15/44	1,300	1,340
	Caterpillar Inc.	4.750%	5/15/64	1,750	1,775
	Crane Co.	4.200%	3/15/48	1,550	1,455
	Deere & Co.	5.375%	10/16/29	2,444	2,778
	Deere & Co.	7.125%	3/3/31	200	262
	Deere & Co.	3.900%	6/9/42	3,356	3,244
	Dover Corp.	5.375%	10/15/35	825	901
	Dover Corp.	6.600%	3/15/38	575	713
	Dover Corp.	5.375%	3/1/41	1,450	1,604
	Eaton Corp.	4.000%	11/2/32	2,740	2,687
	Eaton Corp.	4.150%	11/2/42	2,656	2,476
	Eaton Corp.	3.915%	9/15/47	1,425	1,284
	Emerson Electric Co.	5.250%	11/15/39	125	140
	Fortive Corp.	4.300%	6/15/46	1,275	1,193
	General Dynamics Corp.	3.600%	11/15/42	1,705	1,622
	General Electric Co.	6.750%	3/15/32	10,552	11,043
	General Electric Co.	6.150%	8/7/37	3,414	3,347
	General Electric Co.	5.875%	1/14/38	9,288	8,902
	General Electric Co.	6.875%	1/10/39	6,820	7,142
	General Electric Co.	4.125%	10/9/42	6,806	5,315
	General Electric Co.	4.500%	3/11/44	7,166	5,857
	Harris Corp.	4.854%	4/27/35	2,000	2,037
	Harris Corp.	6.150%	12/15/40	845	981
	Harris Corp.	5.054%	4/27/45	2,995	3,053
	Honeywell International Inc.	5.700%	3/15/36	1,500	1,780
	Honeywell International Inc.	5.700%	3/15/37	1,950	2,358
	Honeywell International Inc.	5.375%	3/1/41	1,720	2,029
	Illinois Tool Works Inc.	4.875%	9/15/41	2,533	2,764
	Illinois Tool Works Inc.	3.900%	9/1/42	4,063	4,017
	Ingersoll-Rand Global Holding Co. Ltd.	5.750%	6/15/43	1,870	2,108
	Ingersoll-Rand Global Holding Co. Ltd.	4.300%	2/21/48	925	872
	Ingersoll-Rand Luxembourg Finance SA	4.650%	11/1/44	825	810
	Johnson Controls International plc	6.000%	1/15/36	1,125	1,264

81

Vanguard® Long-Term Bond Index Fund

Schedule of Investments

December 31, 2018

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Johnson Controls International plc	4.625%	7/2/44	1,900	1,795
Johnson Controls International plc	5.125%	9/14/45	4,250	4,279
Johnson Controls International plc	4.500%	2/15/47	1,325	1,239
Johnson Controls International plc	4.950%	7/2/64	2,772	2,539
Lafarge SA	7.125%	7/15/36	1,350	1,583
Lockheed Martin Corp.	3.600%	3/1/35	350	325
Lockheed Martin Corp.	4.500%	5/15/36	1,800	1,841
Lockheed Martin Corp.	6.150%	9/1/36	2,635	3,174
Lockheed Martin Corp.	5.720%	6/1/40	2,239	2,631
Lockheed Martin Corp.	4.850%	9/15/41	322	343
Lockheed Martin Corp.	4.070%	12/15/42	3,715	3,597
Lockheed Martin Corp.	3.800%	3/1/45	2,427	2,218
Lockheed Martin Corp.	4.700%	5/15/46	5,060	5,239
Lockheed Martin Corp.	4.090%	9/15/52	4,000	3,754
Martin Marietta Materials Inc.	4.250%	12/15/47	2,400	1,977
Masco Corp.	7.750%	8/1/29	443	535
Masco Corp.	6.500%	8/15/32	160	177
Masco Corp.	4.500%	5/15/47	925	794
Northrop Grumman Corp.	5.050%	11/15/40	1,900	1,996
Northrop Grumman Corp.	4.750%	6/1/43	2,182	2,197
Northrop Grumman Corp.	3.850%	4/15/45	2,466	2,178
Northrop Grumman Corp.	4.030%	10/15/47	6,200	5,657
Northrop Grumman Systems Corp.	7.750%	2/15/31	1,465	1,931
Owens Corning	7.000%	12/1/36	1,034	1,166
Owens Corning	4.300%	7/15/47	2,800	2,099
Owens Corning	4.400%	1/30/48	1,200	918
Parker-Hannifin Corp.	4.200%	11/21/34	1,400	1,390
Parker-Hannifin Corp.	6.250%	5/15/38	2,295	2,809
Parker-Hannifin Corp.	4.450%	11/21/44	2,030	2,051
Parker-Hannifin Corp.	4.100%	3/1/47	2,222	2,156
Precision Castparts Corp.	3.900%	1/15/43	1,580	1,493
Precision Castparts Corp.	4.375%	6/15/45	3,575	3,584
Raytheon Co.	4.875%	10/15/40	1,800	2,016
Raytheon Co.	4.700%	12/15/41	1,850	2,020
Republic Services Inc.	6.200%	3/1/40	1,110	1,355
Republic Services Inc.	5.700%	5/15/41	1,280	1,510
Rockwell Collins Inc.	4.800%	12/15/43	1,025	1,025
Rockwell Collins Inc.	4.350%	4/15/47	3,955	3,694
Snap-on Inc.	4.100%	3/1/48	1,280	1,237
Sonoco Products Co.	5.750%	11/1/40	1,700	1,931
Stanley Black & Decker Inc.	5.200%	9/1/40	1,300	1,426
Stanley Black & Decker Inc.	4.850%	11/15/48	1,750	1,792
United Technologies Corp.	7.500%	9/15/29	2,030	2,553
United Technologies Corp.	5.400%	5/1/35	2,350	2,529
United Technologies Corp.	6.050%	6/1/36	4,550	5,104
United Technologies Corp.	6.125%	7/15/38	2,275	2,609
United Technologies Corp.	4.450%	11/16/38	4,000	3,910
United Technologies Corp.	5.700%	4/15/40	4,435	4,873
United Technologies Corp.	4.500%	6/1/42	8,875	8,426
United Technologies Corp.	4.150%	5/15/45	2,199	1,979
United Technologies Corp.	3.750%	11/1/46	1,100	941
United Technologies Corp.	4.050%	5/4/47	2,225	1,964
United Technologies Corp.	4.625%	11/16/48	7,450	7,182
Valmont Industries Inc.	5.000%	10/1/44	1,475	1,309
Valmont Industries Inc.	5.250%	10/1/54	1,000	879
Vulcan Materials Co.	4.500%	6/15/47	4,060	3,452
Waste Management Inc.	3.900%	3/1/35	2,390	2,322
Waste Management Inc.	4.100%	3/1/45	3,970	3,880
WW Grainger Inc.	4.600%	6/15/45	3,600	3,717
WW Grainger Inc.	3.750%	5/15/46	1,325	1,183
WW Grainger Inc.	4.200%	5/15/47	1,220	1,158
Xylem Inc.	4.375%	11/1/46	1,600	1,556

82

Vanguard® Long-Term Bond Index Fund

Schedule of Investments

December 31, 2018

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Communication (7.0%)
21st Century Fox America Inc.	6.550%	3/15/33	1,225	1,554
21st Century Fox America Inc.	6.200%	12/15/34	3,690	4,517
21st Century Fox America Inc.	6.400%	12/15/35	5,230	6,556
21st Century Fox America Inc.	8.150%	10/17/36	1,075	1,548
21st Century Fox America Inc.	6.150%	3/1/37	3,373	4,129
21st Century Fox America Inc.	6.650%	11/15/37	4,062	5,381
21st Century Fox America Inc.	6.900%	8/15/39	3,278	4,327
21st Century Fox America Inc.	6.150%	2/15/41	2,409	2,981
21st Century Fox America Inc.	5.400%	10/1/43	3,535	4,123
21st Century Fox America Inc.	4.750%	9/15/44	4,265	4,585
21st Century Fox America Inc.	7.750%	12/1/45	1,995	2,943
Activision Blizzard Inc.	4.500%	6/15/47	1,350	1,213
America Movil SAB de CV	6.375%	3/1/35	3,685	4,282
America Movil SAB de CV	6.125%	11/15/37	1,375	1,599
America Movil SAB de CV	6.125%	3/30/40	6,000	7,122
America Movil SAB de CV	4.375%	7/16/42	3,975	3,819
AT&T Corp.	8.750%	11/15/31	1,842	2,440
AT&T Inc.	4.300%	2/15/30	11,051	10,473
AT&T Inc.	4.500%	5/15/35	8,349	7,597
AT&T Inc.	5.250%	3/1/37	11,782	11,537
AT&T Inc.	4.900%	8/15/37	7,175	6,676
AT&T Inc.	6.350%	3/15/40	2,610	2,770
AT&T Inc.	6.000%	8/15/40	5,361	5,478
AT&T Inc.	5.350%	9/1/40	7,506	7,317
AT&T Inc.	6.375%	3/1/41	6,046	6,428
AT&T Inc.	5.550%	8/15/41	5,048	4,920
AT&T Inc.	5.150%	3/15/42	3,975	3,724
AT&T Inc.	4.300%	12/15/42	6,701	5,692
AT&T Inc.	4.800%	6/15/44	11,425	10,263
AT&T Inc.	4.350%	6/15/45	7,417	6,317
AT&T Inc.	4.750%	5/15/46	11,911	10,607
AT&T Inc.	5.150%	11/15/46	7,905	7,355
AT&T Inc.	5.450%	3/1/47	6,545	6,396
AT&T Inc.	4.500%	3/9/48	14,817	12,712
AT&T Inc.	4.550%	3/9/49	8,729	7,524
AT&T Inc.	5.150%	2/15/50	7,625	7,089
AT&T Inc.	5.700%	3/1/57	3,295	3,239
AT&T Inc.	5.300%	8/15/58	2,175	2,016
Bell Canada Inc.	4.464%	4/1/48	2,500	2,429
British Telecommunications plc	9.625%	12/15/30	9,051	12,322
CBS Corp.	7.875%	7/30/30	2,203	2,789
CBS Corp.	5.500%	5/15/33	1,438	1,515
CBS Corp.	5.900%	10/15/40	925	981
CBS Corp.	4.850%	7/1/42	2,486	2,287
CBS Corp.	4.900%	8/15/44	2,900	2,700
CBS Corp.	4.600%	1/15/45	1,250	1,117
Charter Communications Operating LLC / Charter Communications Operating Capital	6.384%	10/23/35	6,909	7,085
Charter Communications Operating LLC / Charter Communications Operating Capital	5.375%	4/1/38	3,850	3,593
Charter Communications Operating LLC / Charter Communications Operating Capital	6.484%	10/23/45	11,572	11,917
Charter Communications Operating LLC / Charter Communications Operating Capital	5.375%	5/1/47	7,924	7,177
Charter Communications Operating LLC / Charter Communications Operating Capital	5.750%	4/1/48	6,000	5,613
Charter Communications Operating LLC / Charter Communications Operating Capital	6.834%	10/23/55	1,745	1,781
Comcast Corp.	4.250%	10/15/30	5,225	5,290
Comcast Corp.	4.250%	1/15/33	3,301	3,278
Comcast Corp.	7.050%	3/15/33	1,055	1,352
Comcast Corp.	4.200%	8/15/34	4,959	4,793

83

Vanguard® Long-Term Bond Index Fund

Schedule of Investments

December 31, 2018

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Comcast Corp.	5.650%	6/15/35	3,025	3,366
Comcast Corp.	4.400%	8/15/35	3,845	3,748
Comcast Corp.	6.500%	11/15/35	4,540	5,385
Comcast Corp.	3.200%	7/15/36	3,690	3,149
Comcast Corp.	6.450%	3/15/37	4,098	4,906
Comcast Corp.	6.950%	8/15/37	2,748	3,438
Comcast Corp.	3.900%	3/1/38	5,070	4,688
Comcast Corp.	6.400%	5/15/38	2,006	2,374
Comcast Corp.	4.600%	10/15/38	10,150	10,267
Comcast Corp.	6.400%	3/1/40	1,671	1,977
Comcast Corp.	4.650%	7/15/42	4,405	4,350
Comcast Corp.	4.500%	1/15/43	1,400	1,346
Comcast Corp.	4.750%	3/1/44	3,666	3,660
Comcast Corp.	4.600%	8/15/45	6,067	5,876
Comcast Corp.	3.400%	7/15/46	5,160	4,247
Comcast Corp.	4.000%	8/15/47	2,800	2,524
Comcast Corp.	3.969%	11/1/47	9,360	8,448
Comcast Corp.	4.700%	10/15/48	13,250	13,439
Comcast Corp.	3.999%	11/1/49	6,715	6,042
Comcast Corp.	4.049%	11/1/52	4,985	4,476
Comcast Corp.	4.950%	10/15/58	8,500	8,693
Crown Castle International Corp.	4.750%	5/15/47	975	899
Deutsche Telekom International Finance BV	8.750%	6/15/30	15,785	20,628
Discovery Communications LLC	5.000%	9/20/37	5,231	4,863
Discovery Communications LLC	6.350%	6/1/40	3,002	3,168
Discovery Communications LLC	4.950%	5/15/42	1,720	1,528
Discovery Communications LLC	4.875%	4/1/43	2,822	2,487
Discovery Communications LLC	5.200%	9/20/47	4,178	3,862
Grupo Televisa SAB	8.500%	3/11/32	1,085	1,337
Grupo Televisa SAB	6.625%	1/15/40	1,710	1,839
Grupo Televisa SAB	5.000%	5/13/45	3,685	3,230
Grupo Televisa SAB	6.125%	1/31/46	3,120	3,257
Interpublic Group of Cos. Inc.	5.400%	10/1/48	2,020	1,913
Koninklijke KPN NV	8.375%	10/1/30	3,385	4,371
Moody’s Corp.	5.250%	7/15/44	1,500	1,605
NBCUniversal Media LLC	6.400%	4/30/40	1,870	2,252
NBCUniversal Media LLC	5.950%	4/1/41	3,557	4,092
NBCUniversal Media LLC	4.450%	1/15/43	3,352	3,233
New Cingular Wireless Services Inc.	8.750%	3/1/31	925	1,201
Orange SA	9.000%	3/1/31	8,174	11,321
Orange SA	5.375%	1/13/42	2,975	3,147
Orange SA	5.500%	2/6/44	2,816	3,016
Rogers Communications Inc.	7.500%	8/15/38	1,950	2,584
Rogers Communications Inc.	4.500%	3/15/43	2,325	2,301
Rogers Communications Inc.	5.450%	10/1/43	900	977
Rogers Communications Inc.	5.000%	3/15/44	3,194	3,320
Rogers Communications Inc.	4.300%	2/15/48	2,300	2,197
S&P Global Inc.	6.550%	11/15/37	1,450	1,816
S&P Global Inc.	4.500%	5/15/48	1,675	1,652
Telefonica Emisiones SAU	7.045%	6/20/36	6,605	7,563
Telefonica Emisiones SAU	4.665%	3/6/38	2,900	2,631
Telefonica Emisiones SAU	5.213%	3/8/47	7,307	6,620
Telefonica Emisiones SAU	4.895%	3/6/48	4,675	4,185
Telefonica Europe BV	8.250%	9/15/30	3,917	4,993
TELUS Corp.	4.600%	11/16/48	1,750	1,749
Thomson Reuters Corp.	5.500%	8/15/35	1,790	1,842
Thomson Reuters Corp.	5.850%	4/15/40	1,240	1,318
Thomson Reuters Corp.	5.650%	11/23/43	1,675	1,745
Time Warner Cable LLC	6.550%	5/1/37	5,781	5,961
Time Warner Cable LLC	7.300%	7/1/38	5,128	5,477
Time Warner Cable LLC	6.750%	6/15/39	4,994	5,061
Time Warner Cable LLC	5.875%	11/15/40	4,013	3,734
Time Warner Cable LLC	5.500%	9/1/41	4,317	3,927
Time Warner Cable LLC	4.500%	9/15/42	4,379	3,482

84

Vanguard® Long-Term Bond Index Fund

Schedule of Investments

December 31, 2018

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Time Warner Entertainment Co. LP	8.375%	7/15/33	3,079	3,729
Verizon Communications Inc.	4.500%	8/10/33	11,656	11,586
Verizon Communications Inc.	4.400%	11/1/34	9,597	9,256
Verizon Communications Inc.	4.272%	1/15/36	11,244	10,545
Verizon Communications Inc.	5.250%	3/16/37	14,368	15,002
Verizon Communications Inc.	4.812%	3/15/39	7,019	6,913
Verizon Communications Inc.	4.750%	11/1/41	4,110	3,998
Verizon Communications Inc.	3.850%	11/1/42	4,040	3,493
Verizon Communications Inc.	6.550%	9/15/43	500	596
Verizon Communications Inc.	4.125%	8/15/46	5,168	4,593
Verizon Communications Inc.	4.862%	8/21/46	19,294	19,008
Verizon Communications Inc.	5.500%	3/16/47	4,919	5,272
Verizon Communications Inc.	4.522%	9/15/48	16,507	15,508
Verizon Communications Inc.	5.012%	4/15/49	12,220	12,202
Verizon Communications Inc.	5.012%	8/21/54	17,093	16,571
Verizon Communications Inc.	4.672%	3/15/55	14,900	13,703
Viacom Inc.	6.875%	4/30/36	4,335	4,557
Viacom Inc.	4.375%	3/15/43	7,262	5,751
Viacom Inc.	5.850%	9/1/43	2,840	2,790
Vodafone Group plc	7.875%	2/15/30	2,775	3,397
Vodafone Group plc	6.250%	11/30/32	1,805	1,973
Vodafone Group plc	6.150%	2/27/37	5,705	5,966
Vodafone Group plc	5.000%	5/30/38	3,790	3,552
Vodafone Group plc	4.375%	2/19/43	4,750	3,940
Vodafone Group plc	5.250%	5/30/48	10,295	9,692
Walt Disney Co.	7.000%	3/1/32	2,040	2,682
Walt Disney Co.	4.375%	8/16/41	1,275	1,307
Walt Disney Co.	4.125%	12/1/41	1,555	1,549
Walt Disney Co.	3.700%	12/1/42	1,727	1,610
Walt Disney Co.	4.125%	6/1/44	3,358	3,339
Walt Disney Co.	3.000%	7/30/46	965	800
Warner Media LLC	3.800%	2/15/27	1,500	1,407
Warner Media LLC	7.625%	4/15/31	3,000	3,733
Warner Media LLC	5.375%	10/15/41	2,300	2,234
Warner Media LLC	4.900%	6/15/42	5,690	5,190
Warner Media LLC	5.350%	12/15/43	1,820	1,761
Warner Media LLC	4.650%	6/1/44	6,400	5,588
WPP Finance 2010	5.125%	9/7/42	1,100	1,010
WPP Finance 2010	5.625%	11/15/43	1,640	1,590
Consumer Cyclical (2.9%)
Alibaba Group Holding Ltd.	4.500%	11/28/34	2,300	2,236
Alibaba Group Holding Ltd.	4.000%	12/6/37	2,800	2,515
Alibaba Group Holding Ltd.	4.200%	12/6/47	5,175	4,603
Alibaba Group Holding Ltd.	4.400%	12/6/57	4,000	3,598
Amazon.com Inc.	4.800%	12/5/34	4,250	4,578
Amazon.com Inc.	3.875%	8/22/37	9,390	9,112
Amazon.com Inc.	4.950%	12/5/44	5,100	5,671
Amazon.com Inc.	4.050%	8/22/47	10,075	9,867
Amazon.com Inc.	4.250%	8/22/57	9,250	9,020
Aptiv plc	4.400%	10/1/46	1,025	902
BorgWarner Inc.	4.375%	3/15/45	1,600	1,482
Cummins Inc.	7.125%	3/1/28	450	553
Cummins Inc.	4.875%	10/1/43	1,125	1,220
Daimler Finance North America LLC	8.500%	1/18/31	4,938	6,661
Darden Restaurants Inc.	4.550%	2/15/48	1,000	915
eBay Inc.	4.000%	7/15/42	2,545	1,891
Ford Holdings LLC	9.300%	3/1/30	1,030	1,220
Ford Motor Co.	6.375%	2/1/29	1,181	1,159
Ford Motor Co.	7.450%	7/16/31	4,387	4,518
Ford Motor Co.	4.750%	1/15/43	5,555	4,304
Ford Motor Co.	7.400%	11/1/46	1,075	1,076
Ford Motor Co.	5.291%	12/8/46	5,626	4,632
General Motors Co.	5.000%	4/1/35	3,505	2,983

85

Vanguard® Long-Term Bond Index Fund

Schedule of Investments

December 31, 2018

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
General Motors Co.	6.600%	4/1/36	3,126	3,049
General Motors Co.	5.150%	4/1/38	2,112	1,825
General Motors Co.	6.250%	10/2/43	5,781	5,391
General Motors Co.	5.200%	4/1/45	4,400	3,671
General Motors Co.	6.750%	4/1/46	2,566	2,532
General Motors Co.	5.400%	4/1/48	2,825	2,431
General Motors Co.	5.950%	4/1/49	3,500	3,196
GLP Capital LP / GLP Financing II Inc.	5.300%	1/15/29	2,000	1,958
Harley-Davidson Inc.	4.625%	7/28/45	1,505	1,408
Home Depot Inc.	5.875%	12/16/36	10,200	12,266
Home Depot Inc.	5.400%	9/15/40	1,950	2,240
Home Depot Inc.	5.950%	4/1/41	2,838	3,504
Home Depot Inc.	4.200%	4/1/43	3,530	3,483
Home Depot Inc.	4.875%	2/15/44	3,358	3,582
Home Depot Inc.	4.400%	3/15/45	3,542	3,563
Home Depot Inc.	4.250%	4/1/46	4,788	4,713
Home Depot Inc.	3.900%	6/15/47	3,803	3,597
Home Depot Inc.	4.500%	12/6/48	6,000	6,210
Home Depot Inc.	3.500%	9/15/56	2,368	1,970
Kohl’s Corp.	5.550%	7/17/45	1,100	1,024
Lowe’s Cos. Inc.	6.500%	3/15/29	446	517
Lowe’s Cos. Inc.	4.650%	4/15/42	3,788	3,586
Lowe’s Cos. Inc.	4.250%	9/15/44	877	779
Lowe’s Cos. Inc.	4.375%	9/15/45	4,186	3,785
Lowe’s Cos. Inc.	3.700%	4/15/46	4,629	3,757
Lowe’s Cos. Inc.	4.050%	5/3/47	6,669	5,770
Macy’s Retail Holdings Inc.	4.500%	12/15/34	941	753
Mastercard Inc.	3.800%	11/21/46	2,000	1,925
Mastercard Inc.	3.950%	2/26/48	1,800	1,793
McDonald’s Corp.	4.700%	12/9/35	3,069	3,071
McDonald’s Corp.	6.300%	10/15/37	2,482	2,911
McDonald’s Corp.	6.300%	3/1/38	3,921	4,678
McDonald’s Corp.	5.700%	2/1/39	2,000	2,265
McDonald’s Corp.	3.700%	2/15/42	2,375	2,075
McDonald’s Corp.	3.625%	5/1/43	1,625	1,379
McDonald’s Corp.	4.600%	5/26/45	2,290	2,231
McDonald’s Corp.	4.875%	12/9/45	5,231	5,311
McDonald’s Corp.	4.450%	3/1/47	4,715	4,522
McDonald’s Corp.	4.450%	9/1/48	2,400	2,292
NIKE Inc.	3.625%	5/1/43	1,575	1,472
NIKE Inc.	3.875%	11/1/45	666	639
NIKE Inc.	3.375%	11/1/46	4,575	4,034
Nordstrom Inc.	5.000%	1/15/44	3,274	2,814
QVC Inc.	5.450%	8/15/34	1,350	1,177
Starbucks Corp.	4.300%	6/15/45	1,075	972
Starbucks Corp.	3.750%	12/1/47	1,900	1,581
Starbucks Corp.	4.500%	11/15/48	3,200	2,994
Target Corp.	6.350%	11/1/32	1,364	1,678
Target Corp.	6.500%	10/15/37	2,512	3,082
Target Corp.	7.000%	1/15/38	1,694	2,226
Target Corp.	4.000%	7/1/42	5,765	5,447
Target Corp.	3.625%	4/15/46	2,950	2,588
Target Corp.	3.900%	11/15/47	3,675	3,398
VF Corp.	6.450%	11/1/37	1,140	1,432
Visa Inc.	4.150%	12/14/35	5,063	5,236
Visa Inc.	4.300%	12/14/45	15,051	15,530
Visa Inc.	3.650%	9/15/47	1,788	1,670
Walgreen Co.	4.400%	9/15/42	1,639	1,444
Walgreens Boots Alliance Inc.	4.500%	11/18/34	1,550	1,481
Walgreens Boots Alliance Inc.	4.800%	11/18/44	4,825	4,447
Walgreens Boots Alliance Inc.	4.650%	6/1/46	2,015	1,804
Walmart Inc.	7.550%	2/15/30	2,549	3,418
Walmart Inc.	5.250%	9/1/35	6,781	7,810
Walmart Inc.	6.200%	4/15/38	6,927	8,903

86

Vanguard® Long-Term Bond Index Fund

Schedule of Investments

December 31, 2018

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Walmart Inc.	3.950%	6/28/38	5,025	5,002
	Walmart Inc.	5.625%	4/1/40	2,593	3,103
	Walmart Inc.	4.875%	7/8/40	1,440	1,600
	Walmart Inc.	5.000%	10/25/40	1,840	2,090
	Walmart Inc.	5.625%	4/15/41	3,135	3,780
	Walmart Inc.	4.000%	4/11/43	1,576	1,541
	Walmart Inc.	4.300%	4/22/44	1,669	1,694
	Walmart Inc.	3.625%	12/15/47	3,130	2,913
	Walmart Inc.	4.050%	6/29/48	10,175	10,116
	Western Union Co.	6.200%	11/17/36	1,675	1,630
	Consumer Noncyclical (8.6%)
	Abbott Laboratories	4.750%	11/30/36	7,705	8,052
	Abbott Laboratories	6.150%	11/30/37	1,903	2,307
	Abbott Laboratories	6.000%	4/1/39	1,945	2,272
	Abbott Laboratories	5.300%	5/27/40	568	617
	Abbott Laboratories	4.750%	4/15/43	2,625	2,700
	Abbott Laboratories	4.900%	11/30/46	10,849	11,403
	AbbVie Inc.	4.500%	5/14/35	8,220	7,613
	AbbVie Inc.	4.300%	5/14/36	2,781	2,522
	AbbVie Inc.	4.400%	11/6/42	10,273	9,037
	AbbVie Inc.	4.700%	5/14/45	8,915	8,096
	AbbVie Inc.	4.450%	5/14/46	8,000	7,030
	AbbVie Inc.	4.875%	11/14/48	7,900	7,394
	Advocate Health & Hospitals Corp.	4.272%	8/15/48	1,450	1,454
	Ahold Finance USA LLC	6.875%	5/1/29	1,575	1,869
	AHS Hospital Corp.	5.024%	7/1/45	1,450	1,607
	Allergan Finance LLC	4.625%	10/1/42	1,750	1,608
	Allergan Funding SCS	4.550%	3/15/35	8,112	7,725
	Allergan Funding SCS	4.850%	6/15/44	6,250	5,925
	Altria Group Inc.	4.250%	8/9/42	3,626	2,935
	Altria Group Inc.	4.500%	5/2/43	2,972	2,477
	Altria Group Inc.	5.375%	1/31/44	4,640	4,337
	Altria Group Inc.	3.875%	9/16/46	5,730	4,391
	AmerisourceBergen Corp.	4.250%	3/1/45	1,495	1,281
	AmerisourceBergen Corp.	4.300%	12/15/47	3,025	2,635
	Amgen Inc.	6.400%	2/1/39	1,650	1,954
	Amgen Inc.	4.950%	10/1/41	2,960	2,970
	Amgen Inc.	5.150%	11/15/41	5,225	5,398
	Amgen Inc.	4.400%	5/1/45	9,786	9,109
	Amgen Inc.	4.563%	6/15/48	5,026	4,829
	Amgen Inc.	4.663%	6/15/51	11,963	11,294
4	Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide Inc.	4.700%	2/1/36	22,764	21,166
4	Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide Inc.	4.900%	2/1/46	41,919	38,948
	Anheuser-Busch InBev Finance Inc.	4.000%	1/17/43	2,696	2,196
	Anheuser-Busch InBev Finance Inc.	4.625%	2/1/44	3,500	3,119
	Anheuser-Busch InBev Worldwide Inc.	5.875%	6/15/35	750	807
	Anheuser-Busch InBev Worldwide Inc.	4.375%	4/15/38	3,825	3,416
	Anheuser-Busch InBev Worldwide Inc.	8.200%	1/15/39	4,530	5,838
	Anheuser-Busch InBev Worldwide Inc.	8.000%	11/15/39	1,909	2,391
	Anheuser-Busch InBev Worldwide Inc.	4.950%	1/15/42	5,656	5,285
	Anheuser-Busch InBev Worldwide Inc.	3.750%	7/15/42	3,370	2,636
	Anheuser-Busch InBev Worldwide Inc.	4.600%	4/15/48	8,325	7,481
	Anheuser-Busch InBev Worldwide Inc.	4.439%	10/6/48	4,201	3,571
	Anheuser-Busch InBev Worldwide Inc.	4.750%	4/15/58	275	239
	Archer-Daniels-Midland Co.	5.935%	10/1/32	1,265	1,467
	Archer-Daniels-Midland Co.	5.375%	9/15/35	1,640	1,858
	Archer-Daniels-Midland Co.	4.535%	3/26/42	1,965	2,005
	Archer-Daniels-Midland Co.	4.016%	4/16/43	3,110	2,940
	Archer-Daniels-Midland Co.	3.750%	9/15/47	2,200	1,970
	Archer-Daniels-Midland Co.	4.500%	3/15/49	1,975	2,028
	Ascension Health	3.945%	11/15/46	3,675	3,549

87

Vanguard® Long-Term Bond Index Fund

Schedule of Investments

December 31, 2018

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
3	Ascension Health	4.847%	11/15/53	1,379	1,505
	AstraZeneca plc	4.000%	1/17/29	2,500	2,478
	AstraZeneca plc	6.450%	9/15/37	8,062	9,657
	AstraZeneca plc	4.000%	9/18/42	3,750	3,381
	AstraZeneca plc	4.375%	11/16/45	2,652	2,513
	AstraZeneca plc	4.375%	8/17/48	3,425	3,254
	BAT Capital Corp.	4.390%	8/15/37	8,925	7,334
	BAT Capital Corp.	4.540%	8/15/47	9,035	7,240
	Baxalta Inc.	5.250%	6/23/45	1,100	1,130
	Baxter International Inc.	3.500%	8/15/46	1,425	1,200
	Baylor Scott & White Holdings	4.185%	11/15/45	1,445	1,427
	Baylor Scott & White Holdings	3.967%	11/15/46	1,285	1,237
	Becton Dickinson & Co.	4.685%	12/15/44	5,488	5,212
	Becton Dickinson & Co.	4.669%	6/6/47	3,875	3,651
	Becton Dickinson & Co.	5.000%	11/12/40	5,380	5,272
	Biogen Inc.	5.200%	9/15/45	6,146	6,322
	Boston Children’s Hospital Corp. Revenue	4.115%	1/1/47	1,000	982
	Boston Scientific Corp.	7.000%	11/15/35	1,680	2,103
	Boston Scientific Corp.	7.375%	1/15/40	605	782
	Bristol-Myers Squibb Co.	3.250%	8/1/42	1,690	1,487
	Bristol-Myers Squibb Co.	4.500%	3/1/44	1,664	1,767
	Brown-Forman Corp.	4.500%	7/15/45	1,650	1,755
	Campbell Soup Co.	3.800%	8/2/42	1,250	912
	Campbell Soup Co.	4.800%	3/15/48	2,625	2,230
	Cardinal Health Inc.	4.600%	3/15/43	2,575	2,219
	Cardinal Health Inc.	4.500%	11/15/44	875	746
	Cardinal Health Inc.	4.900%	9/15/45	1,066	965
	Cardinal Health Inc.	4.368%	6/15/47	2,000	1,688
3	Catholic Health Initiatives Colorado GO	4.350%	11/1/42	2,525	2,289
	Celgene Corp.	5.250%	8/15/43	3,875	3,769
	Celgene Corp.	4.625%	5/15/44	4,431	3,918
	Celgene Corp.	5.000%	8/15/45	3,487	3,225
	Celgene Corp.	4.350%	11/15/47	4,259	3,552
	Celgene Corp.	4.550%	2/20/48	6,458	5,628
	Children’s Hospital Medical Center Ohio GO	4.268%	5/15/44	1,050	1,070
	Church & Dwight Co. Inc.	3.950%	8/1/47	1,325	1,198
	City of Hope	5.623%	11/15/43	1,125	1,296
	City of Hope	4.378%	8/15/48	1,000	970
	Cleveland Clinic Foundation Ohio Revenue	4.858%	1/1/14	1,315	1,346
	Coca-Cola Femsa SAB de CV	5.250%	11/26/43	1,825	1,968
	Colgate-Palmolive Co.	4.000%	8/15/45	1,995	1,994
	Colgate-Palmolive Co.	3.700%	8/1/47	1,750	1,669
	Conagra Brands Inc.	8.250%	9/15/30	1,200	1,535
	Conagra Brands Inc.	5.300%	11/1/38	3,325	3,135
	Conagra Brands Inc.	5.400%	11/1/48	4,700	4,310
	Constellation Brands Inc.	4.500%	5/9/47	1,775	1,630
	Constellation Brands Inc.	4.100%	2/15/48	2,525	2,119
	Constellation Brands Inc.	5.250%	11/15/48	2,075	2,087
	Covidien International Finance SA	6.550%	10/15/37	750	930
	CVS Health Corp.	4.875%	7/20/35	2,300	2,213
	CVS Health Corp.	4.780%	3/25/38	13,550	12,940
	CVS Health Corp.	6.125%	9/15/39	3,000	3,219
	CVS Health Corp.	5.300%	12/5/43	3,680	3,723
	CVS Health Corp.	5.125%	7/20/45	11,975	11,750
	CVS Health Corp.	5.050%	3/25/48	29,525	28,771
	Danaher Corp.	4.375%	9/15/45	1,625	1,696
	Dartmouth-Hitchcock Health	4.178%	8/1/48	1,025	999
	Diageo Capital plc	5.875%	9/30/36	1,825	2,194
	Diageo Capital plc	3.875%	4/29/43	1,000	990
	Diageo Investment Corp.	7.450%	4/15/35	1,350	1,863
	Diageo Investment Corp.	4.250%	5/11/42	2,402	2,441
	Dignity Health California GO	4.500%	11/1/42	1,050	1,008
	Dignity Health California GO	5.267%	11/1/64	1,100	1,091
	Duke University Health System Inc.	3.920%	6/1/47	1,995	1,953

88

Vanguard® Long-Term Bond Index Fund

Schedule of Investments

December 31, 2018

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Eli Lilly & Co.	5.550%	3/15/37	1,442	1,673
	Eli Lilly & Co.	3.700%	3/1/45	3,938	3,648
	Eli Lilly & Co.	3.950%	5/15/47	1,800	1,760
	Estee Lauder Cos. Inc.	6.000%	5/15/37	1,000	1,238
	Estee Lauder Cos. Inc.	4.375%	6/15/45	1,700	1,763
	Estee Lauder Cos. Inc.	4.150%	3/15/47	1,575	1,566
	Express Scripts Holding Co.	6.125%	11/15/41	1,270	1,440
	Express Scripts Holding Co.	4.800%	7/15/46	6,915	6,656
	Fomento Economico Mexicano SAB de CV	4.375%	5/10/43	2,325	2,219
	Genentech Inc.	5.250%	7/15/35	300	343
	General Mills Inc.	4.550%	4/17/38	1,625	1,478
	General Mills Inc.	5.400%	6/15/40	2,075	2,071
	General Mills Inc.	4.150%	2/15/43	1,025	866
	General Mills Inc.	4.700%	4/17/48	2,975	2,689
	Gilead Sciences Inc.	4.600%	9/1/35	3,489	3,503
	Gilead Sciences Inc.	4.000%	9/1/36	7,633	7,002
	Gilead Sciences Inc.	5.650%	12/1/41	4,210	4,633
	Gilead Sciences Inc.	4.800%	4/1/44	5,784	5,831
	Gilead Sciences Inc.	4.500%	2/1/45	6,289	6,024
	Gilead Sciences Inc.	4.750%	3/1/46	7,722	7,694
	Gilead Sciences Inc.	4.150%	3/1/47	5,821	5,370
	GlaxoSmithKline Capital Inc.	5.375%	4/15/34	525	584
	GlaxoSmithKline Capital Inc.	6.375%	5/15/38	10,584	13,416
	GlaxoSmithKline Capital Inc.	4.200%	3/18/43	1,650	1,656
	Hackensack Meridian Health Inc.	4.211%	7/1/48	1,200	1,198
	Hackensack Meridian Health Inc.	4.500%	7/1/57	1,000	1,056
	Hasbro Inc.	6.350%	3/15/40	1,654	1,742
	Hasbro Inc.	5.100%	5/15/44	1,025	919
	Indiana University Health Inc. Obligated Group	3.970%	11/1/48	1,875	1,871
	JM Smucker Co.	4.250%	3/15/35	1,475	1,353
	JM Smucker Co.	4.375%	3/15/45	2,525	2,247
	Johns Hopkins Health System Corp.	3.837%	5/15/46	1,650	1,613
	Johnson & Johnson	6.950%	9/1/29	1,900	2,494
	Johnson & Johnson	4.950%	5/15/33	3,250	3,670
	Johnson & Johnson	4.375%	12/5/33	2,827	3,012
	Johnson & Johnson	3.550%	3/1/36	4,174	3,950
	Johnson & Johnson	3.625%	3/3/37	5,609	5,400
	Johnson & Johnson	5.950%	8/15/37	2,864	3,569
	Johnson & Johnson	3.400%	1/15/38	1,783	1,659
	Johnson & Johnson	5.850%	7/15/38	1,865	2,349
	Johnson & Johnson	4.500%	9/1/40	854	910
	Johnson & Johnson	4.850%	5/15/41	1,000	1,118
	Johnson & Johnson	4.500%	12/5/43	454	489
	Johnson & Johnson	3.700%	3/1/46	6,719	6,372
	Johnson & Johnson	3.750%	3/3/47	5,040	4,825
	Johnson & Johnson	3.500%	1/15/48	2,841	2,615
	Kaiser Foundation Hospitals	4.875%	4/1/42	2,141	2,401
	Kaiser Foundation Hospitals	4.150%	5/1/47	3,412	3,376
	Kellogg Co.	7.450%	4/1/31	202	253
	Kellogg Co.	4.500%	4/1/46	2,784	2,523
4	Keurig Dr Pepper Inc.	4.985%	5/25/38	2,125	2,069
	Keurig Dr Pepper Inc.	4.500%	11/15/45	3,195	2,804
	Keurig Dr Pepper Inc.	4.420%	12/15/46	1,375	1,190
4	Keurig Dr Pepper Inc.	5.085%	5/25/48	2,525	2,415
	Kimberly-Clark Corp.	6.625%	8/1/37	1,425	1,860
	Kimberly-Clark Corp.	5.300%	3/1/41	1,420	1,636
	Kimberly-Clark Corp.	3.700%	6/1/43	980	905
	Kimberly-Clark Corp.	3.200%	7/30/46	3,425	2,968
	Kimberly-Clark Corp.	3.900%	5/4/47	200	194
	Koninklijke Ahold Delhaize NV	5.700%	10/1/40	824	891
	Koninklijke Philips NV	6.875%	3/11/38	2,500	3,160
	Koninklijke Philips NV	5.000%	3/15/42	1,785	1,929
	Kraft Foods Group Inc.	6.875%	1/26/39	4,336	4,961
	Kraft Foods Group Inc.	6.500%	2/9/40	4,213	4,435

89

Vanguard® Long-Term Bond Index Fund

Schedule of Investments

December 31, 2018

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Kraft Foods Group Inc.	5.000%	6/4/42	3,815	3,466
	Kraft Heinz Foods Co.	4.625%	1/30/29	3,675	3,634
	Kraft Heinz Foods Co.	5.000%	7/15/35	5,295	4,964
	Kraft Heinz Foods Co.	5.200%	7/15/45	6,565	5,933
	Kraft Heinz Foods Co.	4.375%	6/1/46	10,145	8,434
	Kroger Co.	7.700%	6/1/29	725	883
	Kroger Co.	8.000%	9/15/29	775	957
	Kroger Co.	7.500%	4/1/31	1,520	1,865
	Kroger Co.	6.900%	4/15/38	500	588
	Kroger Co.	5.400%	7/15/40	995	990
	Kroger Co.	5.000%	4/15/42	900	863
	Kroger Co.	5.150%	8/1/43	1,300	1,250
	Kroger Co.	3.875%	10/15/46	1,625	1,300
	Kroger Co.	4.450%	2/1/47	4,400	3,866
	Kroger Co.	4.650%	1/15/48	1,950	1,765
	Laboratory Corp. of America Holdings	4.700%	2/1/45	4,474	4,160
3	Mayo Clinic	3.774%	11/15/43	900	880
3	Mayo Clinic	4.000%	11/15/47	1,200	1,211
3	Mayo Clinic	4.128%	11/15/52	1,050	1,062
	McCormick & Co. Inc.	4.200%	8/15/47	1,200	1,142
	McKesson Corp.	4.750%	5/30/29	4,000	4,034
	Mead Johnson Nutrition Co.	5.900%	11/1/39	1,335	1,595
	Mead Johnson Nutrition Co.	4.600%	6/1/44	1,500	1,542
	Medtronic Inc.	4.375%	3/15/35	9,281	9,521
	Medtronic Inc.	6.500%	3/15/39	1,000	1,293
	Medtronic Inc.	5.550%	3/15/40	1,585	1,868
	Medtronic Inc.	4.500%	3/15/42	1,800	1,835
	Medtronic Inc.	4.625%	3/15/44	2,881	2,968
	Medtronic Inc.	4.625%	3/15/45	14,075	14,735
	Memorial Sloan-Kettering Cancer Center New York GO	5.000%	7/1/42	850	968
	Memorial Sloan-Kettering Cancer Center New York GO	4.125%	7/1/52	1,555	1,561
	Memorial Sloan-Kettering Cancer Center New York GO	4.200%	7/1/55	2,275	2,329
	Merck & Co. Inc.	6.500%	12/1/33	4,000	5,212
	Merck & Co. Inc.	6.550%	9/15/37	1,000	1,338
	Merck & Co. Inc.	3.600%	9/15/42	1,754	1,654
	Merck & Co. Inc.	4.150%	5/18/43	4,134	4,182
	Merck & Co. Inc.	3.700%	2/10/45	6,410	6,146
	Molson Coors Brewing Co.	5.000%	5/1/42	3,743	3,515
	Molson Coors Brewing Co.	4.200%	7/15/46	6,975	5,805
	Mondelez International Inc.	4.625%	5/7/48	1,000	955
3	Montefiore Obligated Group	5.246%	11/1/48	1,800	1,747
3	Mount Sinai Hospitals Group Inc.	3.981%	7/1/48	1,050	991
	Mylan Inc.	5.400%	11/29/43	1,690	1,456
4	Mylan Inc.	5.200%	4/15/48	2,500	2,113
	Mylan NV	5.250%	6/15/46	3,550	2,930
	New York & Presbyterian Hospital	4.024%	8/1/45	2,300	2,263
	New York & Presbyterian Hospital	4.063%	8/1/56	1,325	1,307
	Newell Brands Inc.	5.375%	4/1/36	2,061	1,983
	Newell Brands Inc.	5.500%	4/1/46	1,680	1,582
	Northwell Healthcare Inc.	3.979%	11/1/46	1,750	1,595
	Northwell Healthcare Inc.	4.260%	11/1/47	2,875	2,737
	Novartis Capital Corp.	3.700%	9/21/42	1,700	1,634
	Novartis Capital Corp.	4.400%	5/6/44	6,528	6,937
	Novartis Capital Corp.	4.000%	11/20/45	3,811	3,846
	NYU Hospitals Center	4.784%	7/1/44	1,150	1,213
3	NYU Hospitals Center	4.368%	7/1/47	1,875	1,899
	Orlando Health Obligated Group	4.089%	10/1/48	1,050	1,006
	Partners Healthcare System Inc.	4.117%	7/1/55	1,000	968
	PeaceHealth Obligated Group	4.787%	11/15/48	1,150	1,211
	PepsiCo Inc.	4.000%	3/5/42	3,078	3,030
	PepsiCo Inc.	3.600%	8/13/42	1,625	1,500
	PepsiCo Inc.	4.250%	10/22/44	3,333	3,373
	PepsiCo Inc.	4.600%	7/17/45	2,049	2,209
	PepsiCo Inc.	4.450%	4/14/46	2,405	2,516

90

Vanguard® Long-Term Bond Index Fund

Schedule of Investments

December 31, 2018

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	PepsiCo Inc.	3.450%	10/6/46	5,450	4,921
	PepsiCo Inc.	4.000%	5/2/47	2,680	2,616
	Perrigo Finance Unlimited Co.	4.900%	12/15/44	2,406	2,094
	Pfizer Inc.	4.000%	12/15/36	4,332	4,292
	Pfizer Inc.	4.100%	9/15/38	2,350	2,368
	Pfizer Inc.	7.200%	3/15/39	7,983	11,135
	Pfizer Inc.	4.300%	6/15/43	2,507	2,563
	Pfizer Inc.	4.400%	5/15/44	4,750	4,955
	Pfizer Inc.	4.125%	12/15/46	2,200	2,215
	Pfizer Inc.	4.200%	9/15/48	5,000	5,065
	Philip Morris International Inc.	6.375%	5/16/38	2,601	2,999
	Philip Morris International Inc.	4.375%	11/15/41	3,868	3,550
	Philip Morris International Inc.	4.500%	3/20/42	4,128	3,878
	Philip Morris International Inc.	3.875%	8/21/42	3,090	2,627
	Philip Morris International Inc.	4.125%	3/4/43	2,625	2,349
	Philip Morris International Inc.	4.875%	11/15/43	1,798	1,771
	Philip Morris International Inc.	4.250%	11/10/44	5,805	5,302
	Procter & Gamble Co.	3.500%	10/25/47	4,700	4,436
3	Providence St. Joseph Health Obligated Group	3.744%	10/1/47	1,350	1,264
3	Providence St. Joseph Health Obligated Group	3.930%	10/1/48	1,200	1,143
	Quest Diagnostics Inc.	4.700%	3/30/45	1,100	1,041
	Reynolds American Inc.	5.700%	8/15/35	3,027	3,030
	Reynolds American Inc.	7.250%	6/15/37	1,550	1,675
	Reynolds American Inc.	6.150%	9/15/43	1,500	1,453
	Reynolds American Inc.	5.850%	8/15/45	8,940	8,335
	RWJ Barnabas Health Inc.	3.949%	7/1/46	1,350	1,259
	Stanford Health Care	3.795%	11/15/48	1,800	1,732
	Stryker Corp.	4.100%	4/1/43	1,920	1,787
	Stryker Corp.	4.625%	3/15/46	3,825	3,802
	Sutter Health	4.091%	8/15/48	1,125	1,080
	Sysco Corp.	4.850%	10/1/45	2,100	2,099
	Sysco Corp.	4.500%	4/1/46	2,400	2,279
	Sysco Corp.	4.450%	3/15/48	1,700	1,619
3	Texas Health Resources	4.330%	11/15/55	1,000	1,040
	Thermo Fisher Scientific Inc.	5.300%	2/1/44	1,375	1,519
	Thermo Fisher Scientific Inc.	4.100%	8/15/47	2,325	2,143
	Trinity Health Corp.	4.125%	12/1/45	1,175	1,125
	Tyson Foods Inc.	4.875%	8/15/34	2,070	1,974
	Tyson Foods Inc.	5.150%	8/15/44	1,723	1,651
	Tyson Foods Inc.	4.550%	6/2/47	2,483	2,183
	Tyson Foods Inc.	5.100%	9/28/48	1,575	1,518
	Unilever Capital Corp.	5.900%	11/15/32	2,983	3,624
	Whirlpool Corp.	4.500%	6/1/46	1,650	1,354
	Wyeth LLC	6.500%	2/1/34	3,091	3,854
	Wyeth LLC	6.000%	2/15/36	540	663
	Wyeth LLC	5.950%	4/1/37	6,480	7,773
	Zimmer Biomet Holdings Inc.	4.250%	8/15/35	413	376
	Zimmer Biomet Holdings Inc.	5.750%	11/30/39	870	925
	Zimmer Biomet Holdings Inc.	4.450%	8/15/45	1,450	1,313
	Zoetis Inc.	4.700%	2/1/43	3,766	3,829
	Zoetis Inc.	3.950%	9/12/47	1,721	1,587
	Zoetis Inc.	4.450%	8/20/48	1,375	1,339
	Energy (5.4%)
	Anadarko Finance Co.	7.500%	5/1/31	2,281	2,631
	Anadarko Petroleum Corp.	6.450%	9/15/36	6,960	7,447
	Anadarko Petroleum Corp.	7.950%	6/15/39	1,150	1,397
	Anadarko Petroleum Corp.	6.200%	3/15/40	2,928	3,036
	Anadarko Petroleum Corp.	4.500%	7/15/44	2,080	1,794
	Anadarko Petroleum Corp.	6.600%	3/15/46	3,542	3,934
	Andeavor Logistics LP / Tesoro Logistics Finance Corp.	5.200%	12/1/47	1,875	1,688
	Apache Corp.	7.750%	12/15/29	1,100	1,310
	Apache Corp.	6.000%	1/15/37	4,016	4,016
	Apache Corp.	5.100%	9/1/40	4,900	4,402

91

Vanguard® Long-Term Bond Index Fund

Schedule of Investments

December 31, 2018

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Apache Corp.	5.250%	2/1/42	1,640	1,523
Apache Corp.	4.750%	4/15/43	4,640	3,988
Apache Corp.	4.250%	1/15/44	1,610	1,324
Baker Hughes a GE Co. LLC	5.125%	9/15/40	2,454	2,389
Baker Hughes a GE Co. LLC / Baker Hughes Co-Obligor Inc.	4.080%	12/15/47	6,115	5,048
Buckeye Partners LP	5.850%	11/15/43	1,350	1,221
Buckeye Partners LP	5.600%	10/15/44	1,000	866
Burlington Resources Finance Co.	7.200%	8/15/31	1,975	2,509
Burlington Resources Finance Co.	7.400%	12/1/31	2,625	3,441
Canadian Natural Resources Ltd.	7.200%	1/15/32	1,250	1,448
Canadian Natural Resources Ltd.	6.450%	6/30/33	1,250	1,404
Canadian Natural Resources Ltd.	5.850%	2/1/35	700	745
Canadian Natural Resources Ltd.	6.500%	2/15/37	2,865	3,190
Canadian Natural Resources Ltd.	6.250%	3/15/38	3,740	4,112
Canadian Natural Resources Ltd.	6.750%	2/1/39	1,315	1,504
Canadian Natural Resources Ltd.	4.950%	6/1/47	2,937	2,837
Cenovus Energy Inc.	5.250%	6/15/37	2,426	2,123
Cenovus Energy Inc.	6.750%	11/15/39	5,055	4,985
Cenovus Energy Inc.	4.450%	9/15/42	2,325	1,779
Cenovus Energy Inc.	5.200%	9/15/43	1,300	1,099
Cenovus Energy Inc.	5.400%	6/15/47	3,726	3,218
Columbia Pipeline Group Inc.	5.800%	6/1/45	1,650	1,744
Concho Resources Inc.	4.875%	10/1/47	2,850	2,711
Concho Resources Inc.	4.850%	8/15/48	1,800	1,714
Conoco Funding Co.	7.250%	10/15/31	1,680	2,176
ConocoPhillips	5.900%	10/15/32	2,225	2,608
ConocoPhillips	5.900%	5/15/38	2,275	2,645
ConocoPhillips	6.500%	2/1/39	8,550	10,637
ConocoPhillips Canada Funding Co. I	5.950%	10/15/36	1,570	1,848
ConocoPhillips Co.	4.150%	11/15/34	706	675
ConocoPhillips Co.	4.300%	11/15/44	2,380	2,359
ConocoPhillips Co.	5.950%	3/15/46	1,725	2,105
ConocoPhillips Holding Co.	6.950%	4/15/29	5,350	6,621
Continental Resources Inc.	4.900%	6/1/44	2,490	2,210
Devon Energy Corp.	7.950%	4/15/32	2,264	2,700
Devon Energy Corp.	5.600%	7/15/41	2,854	2,711
Devon Energy Corp.	4.750%	5/15/42	3,530	3,067
Devon Energy Corp.	5.000%	6/15/45	1,442	1,280
Devon Financing Co. LLC	7.875%	9/30/31	2,791	3,368
Dominion Energy Gas Holdings LLC	4.800%	11/1/43	1,325	1,348
Dominion Energy Gas Holdings LLC	4.600%	12/15/44	1,818	1,791
Enable Midstream Partners LP	5.000%	5/15/44	1,725	1,402
Enbridge Energy Partners LP	7.500%	4/15/38	1,081	1,354
Enbridge Energy Partners LP	5.500%	9/15/40	2,900	2,981
Enbridge Energy Partners LP	7.375%	10/15/45	1,950	2,451
Enbridge Inc.	4.500%	6/10/44	1,500	1,382
Enbridge Inc.	5.500%	12/1/46	2,500	2,690
Encana Corp.	8.125%	9/15/30	800	967
Encana Corp.	7.375%	11/1/31	1,950	2,255
Encana Corp.	6.500%	8/15/34	3,508	3,772
Encana Corp.	6.625%	8/15/37	2,650	2,835
Encana Corp.	6.500%	2/1/38	2,000	2,163
Energy Transfer Operating LP	8.250%	11/15/29	150	188
Energy Transfer Partners LP	4.900%	3/15/35	1,752	1,552
Energy Transfer Partners LP	6.625%	10/15/36	1,501	1,543
Energy Transfer Partners LP	5.800%	6/15/38	2,450	2,378
Energy Transfer Partners LP	7.500%	7/1/38	1,505	1,679
Energy Transfer Partners LP	6.050%	6/1/41	2,400	2,320
Energy Transfer Partners LP	6.500%	2/1/42	2,230	2,246
Energy Transfer Partners LP	5.150%	2/1/43	1,424	1,251
Energy Transfer Partners LP	5.950%	10/1/43	1,400	1,335
Energy Transfer Partners LP	5.150%	3/15/45	4,091	3,566
Energy Transfer Partners LP	6.125%	12/15/45	4,065	4,040

92

Vanguard® Long-Term Bond Index Fund

Schedule of Investments

December 31, 2018

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Energy Transfer Partners LP	5.300%	4/15/47	2,615	2,313
Energy Transfer Partners LP	6.000%	6/15/48	4,675	4,537
Enterprise Products Operating LLC	6.875%	3/1/33	2,487	3,002
Enterprise Products Operating LLC	6.650%	10/15/34	1,245	1,430
Enterprise Products Operating LLC	7.550%	4/15/38	1,575	1,986
Enterprise Products Operating LLC	6.125%	10/15/39	2,085	2,322
Enterprise Products Operating LLC	6.450%	9/1/40	1,296	1,499
Enterprise Products Operating LLC	5.950%	2/1/41	2,353	2,587
Enterprise Products Operating LLC	5.700%	2/15/42	2,425	2,587
Enterprise Products Operating LLC	4.850%	8/15/42	3,780	3,671
Enterprise Products Operating LLC	4.450%	2/15/43	5,230	4,794
Enterprise Products Operating LLC	4.850%	3/15/44	1,833	1,789
Enterprise Products Operating LLC	5.100%	2/15/45	2,545	2,537
Enterprise Products Operating LLC	4.900%	5/15/46	3,210	3,134
Enterprise Products Operating LLC	4.250%	2/15/48	6,025	5,429
Enterprise Products Operating LLC	4.800%	2/1/49	3,290	3,203
Enterprise Products Operating LLC	4.950%	10/15/54	1,152	1,120
EOG Resources Inc.	3.900%	4/1/35	1,657	1,567
EQT Midstream Partners LP	6.500%	7/15/48	1,960	1,939
Exxon Mobil Corp.	3.567%	3/6/45	3,123	2,916
Exxon Mobil Corp.	4.114%	3/1/46	8,225	8,380
Halliburton Co.	4.850%	11/15/35	5,511	5,493
Halliburton Co.	6.700%	9/15/38	3,389	4,006
Halliburton Co.	7.450%	9/15/39	767	957
Halliburton Co.	4.500%	11/15/41	2,057	1,886
Halliburton Co.	4.750%	8/1/43	2,795	2,693
Halliburton Co.	5.000%	11/15/45	6,985	6,925
Hess Corp.	7.875%	10/1/29	2,100	2,391
Hess Corp.	7.300%	8/15/31	745	817
Hess Corp.	7.125%	3/15/33	3,125	3,341
Hess Corp.	6.000%	1/15/40	2,852	2,625
Hess Corp.	5.600%	2/15/41	4,687	4,155
Hess Corp.	5.800%	4/1/47	1,800	1,620
Husky Energy Inc.	6.800%	9/15/37	1,250	1,475
Kerr-McGee Corp.	7.875%	9/15/31	2,450	2,930
Kinder Morgan Energy Partners LP	7.400%	3/15/31	475	556
Kinder Morgan Energy Partners LP	7.750%	3/15/32	500	605
Kinder Morgan Energy Partners LP	7.300%	8/15/33	2,425	2,844
Kinder Morgan Energy Partners LP	5.800%	3/15/35	1,975	2,014
Kinder Morgan Energy Partners LP	6.500%	2/1/37	800	866
Kinder Morgan Energy Partners LP	6.950%	1/15/38	4,086	4,602
Kinder Morgan Energy Partners LP	6.500%	9/1/39	2,070	2,214
Kinder Morgan Energy Partners LP	6.550%	9/15/40	900	970
Kinder Morgan Energy Partners LP	7.500%	11/15/40	1,500	1,764
Kinder Morgan Energy Partners LP	6.375%	3/1/41	1,915	2,044
Kinder Morgan Energy Partners LP	5.625%	9/1/41	1,854	1,829
Kinder Morgan Energy Partners LP	5.000%	8/15/42	2,575	2,364
Kinder Morgan Energy Partners LP	4.700%	11/1/42	2,100	1,850
Kinder Morgan Energy Partners LP	5.000%	3/1/43	1,000	912
Kinder Morgan Energy Partners LP	5.500%	3/1/44	2,063	2,002
Kinder Morgan Energy Partners LP	5.400%	9/1/44	2,265	2,163
Kinder Morgan Inc.	7.800%	8/1/31	1,100	1,323
Kinder Morgan Inc.	7.750%	1/15/32	6,706	8,044
Kinder Morgan Inc.	5.300%	12/1/34	1,641	1,615
Kinder Morgan Inc.	5.550%	6/1/45	5,830	5,757
Kinder Morgan Inc.	5.050%	2/15/46	2,640	2,452
Kinder Morgan Inc.	5.200%	3/1/48	3,050	2,926
Magellan Midstream Partners LP	5.150%	10/15/43	2,565	2,611
Magellan Midstream Partners LP	4.250%	9/15/46	1,675	1,520
Magellan Midstream Partners LP	4.200%	10/3/47	1,925	1,750
Marathon Oil Corp.	6.800%	3/15/32	2,825	3,103
Marathon Oil Corp.	6.600%	10/1/37	2,585	2,869
Marathon Oil Corp.	5.200%	6/1/45	1,672	1,527
Marathon Petroleum Corp.	6.500%	3/1/41	3,448	3,733

93

Vanguard® Long-Term Bond Index Fund

Schedule of Investments

December 31, 2018

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Marathon Petroleum Corp.	4.750%	9/15/44	3,345	2,955
	Marathon Petroleum Corp.	5.850%	12/15/45	925	916
4	Marathon Petroleum Corp.	4.500%	4/1/48	1,700	1,434
	Marathon Petroleum Corp.	5.000%	9/15/54	1,950	1,717
	MPLX LP	4.800%	2/15/29	2,475	2,460
	MPLX LP	4.500%	4/15/38	4,600	4,032
	MPLX LP	5.200%	3/1/47	4,275	3,974
	MPLX LP	4.700%	4/15/48	4,965	4,312
	MPLX LP	5.500%	2/15/49	4,940	4,791
	MPLX LP	4.900%	4/15/58	1,775	1,500
	National Oilwell Varco Inc.	3.950%	12/1/42	3,245	2,573
	Noble Energy Inc.	6.000%	3/1/41	3,205	3,139
	Noble Energy Inc.	5.250%	11/15/43	3,245	2,897
	Noble Energy Inc.	5.050%	11/15/44	3,519	3,090
	Noble Energy Inc.	4.950%	8/15/47	2,225	1,948
	Occidental Petroleum Corp.	4.625%	6/15/45	2,350	2,349
	Occidental Petroleum Corp.	4.400%	4/15/46	3,650	3,560
	Occidental Petroleum Corp.	4.100%	2/15/47	2,782	2,613
	Occidental Petroleum Corp.	4.200%	3/15/48	3,375	3,243
	ONEOK Inc.	6.000%	6/15/35	1,285	1,338
	ONEOK Inc.	4.950%	7/13/47	1,800	1,660
	ONEOK Inc.	5.200%	7/15/48	1,975	1,894
	ONEOK Partners LP	6.650%	10/1/36	2,725	3,011
	ONEOK Partners LP	6.850%	10/15/37	950	1,071
	ONEOK Partners LP	6.125%	2/1/41	2,850	2,957
	ONEOK Partners LP	6.200%	9/15/43	1,325	1,401
	Petro-Canada	5.350%	7/15/33	1,450	1,583
	Petro-Canada	5.950%	5/15/35	2,955	3,231
	Petro-Canada	6.800%	5/15/38	3,860	4,514
	Phillips 66	4.650%	11/15/34	2,941	2,871
	Phillips 66	5.875%	5/1/42	5,118	5,603
	Phillips 66	4.875%	11/15/44	5,572	5,431
	Phillips 66 Partners LP	4.680%	2/15/45	1,300	1,173
	Phillips 66 Partners LP	4.900%	10/1/46	2,275	2,081
	Plains All American Pipeline LP / PAA Finance Corp.	6.650%	1/15/37	1,950	2,056
	Plains All American Pipeline LP / PAA Finance Corp.	5.150%	6/1/42	1,661	1,471
	Plains All American Pipeline LP / PAA Finance Corp.	4.300%	1/31/43	2,500	1,975
	Plains All American Pipeline LP / PAA Finance Corp.	4.700%	6/15/44	2,300	1,925
	Plains All American Pipeline LP / PAA Finance Corp.	4.900%	2/15/45	1,002	864
	Shell International Finance BV	4.125%	5/11/35	5,762	5,778
	Shell International Finance BV	6.375%	12/15/38	9,144	11,609
	Shell International Finance BV	5.500%	3/25/40	1,995	2,310
	Shell International Finance BV	3.625%	8/21/42	1,995	1,804
	Shell International Finance BV	4.550%	8/12/43	4,290	4,464
	Shell International Finance BV	4.375%	5/11/45	9,187	9,470
	Shell International Finance BV	4.000%	5/10/46	7,801	7,572
	Shell International Finance BV	3.750%	9/12/46	4,579	4,257
	Spectra Energy Partners LP	5.950%	9/25/43	1,685	1,798
	Spectra Energy Partners LP	4.500%	3/15/45	2,098	1,925
	Suncor Energy Inc.	7.150%	2/1/32	800	966
	Suncor Energy Inc.	5.950%	12/1/34	855	948
	Suncor Energy Inc.	6.500%	6/15/38	2,150	2,478
	Suncor Energy Inc.	6.850%	6/1/39	3,133	3,814
	Suncor Energy Inc.	4.000%	11/15/47	3,200	2,864
	Sunoco Logistics Partners Operations LP	6.100%	2/15/42	1,600	1,552
	Sunoco Logistics Partners Operations LP	4.950%	1/15/43	1,600	1,366
	Sunoco Logistics Partners Operations LP	5.300%	4/1/44	2,917	2,577
	Sunoco Logistics Partners Operations LP	5.350%	5/15/45	3,295	2,950
	Sunoco Logistics Partners Operations LP	5.400%	10/1/47	2,532	2,274
	Tennessee Gas Pipeline Co. LLC	7.625%	4/1/37	1,085	1,288
	Texas Eastern Transmission LP	7.000%	7/15/32	1,375	1,621
	TransCanada PipeLines Ltd.	4.625%	3/1/34	3,617	3,466
	TransCanada PipeLines Ltd.	5.600%	3/31/34	800	829
	TransCanada PipeLines Ltd.	5.850%	3/15/36	1,150	1,226

94

Vanguard® Long-Term Bond Index Fund

Schedule of Investments

December 31, 2018

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	TransCanada PipeLines Ltd.	6.200%	10/15/37	4,858	5,324
	TransCanada PipeLines Ltd.	4.750%	5/15/38	3,000	2,911
	TransCanada PipeLines Ltd.	7.250%	8/15/38	2,670	3,219
	TransCanada PipeLines Ltd.	7.625%	1/15/39	2,105	2,644
	TransCanada PipeLines Ltd.	6.100%	6/1/40	2,791	3,074
	TransCanada PipeLines Ltd.	5.000%	10/16/43	2,265	2,224
	TransCanada PipeLines Ltd.	4.875%	5/15/48	3,075	3,006
	TransCanada PipeLines Ltd.	5.100%	3/15/49	3,350	3,360
	Transcontinental Gas Pipe Line Co. LLC	5.400%	8/15/41	1,275	1,313
	Transcontinental Gas Pipe Line Co. LLC	4.450%	8/1/42	1,320	1,216
	Transcontinental Gas Pipe Line Co. LLC	4.600%	3/15/48	1,200	1,111
	Valero Energy Corp.	7.500%	4/15/32	2,481	3,040
	Valero Energy Corp.	6.625%	6/15/37	6,149	6,830
	Valero Energy Corp.	4.900%	3/15/45	2,300	2,179
	Western Gas Partners LP	5.450%	4/1/44	2,025	1,763
	Western Gas Partners LP	5.300%	3/1/48	3,650	3,156
	Western Gas Partners LP	5.500%	8/15/48	1,150	1,005
	Williams Cos. Inc.	7.500%	1/15/31	1,125	1,331
	Williams Cos. Inc.	6.300%	4/15/40	4,128	4,388
	Williams Cos. Inc.	5.800%	11/15/43	1,925	1,945
	Williams Cos. Inc.	5.400%	3/4/44	1,529	1,470
	Williams Cos. Inc.	5.750%	6/24/44	2,500	2,493
	Williams Cos. Inc.	4.900%	1/15/45	1,650	1,505
	Williams Cos. Inc.	5.100%	9/15/45	4,193	3,909
	Williams Cos. Inc.	4.850%	3/1/48	2,500	2,278
	Other Industrial (0.3%)
3	Boston University	4.061%	10/1/48	875	881
	California Institute of Technology GO	4.321%	8/1/45	1,100	1,170
	California Institute of Technology GO	4.700%	11/1/11	1,280	1,365
3	Johns Hopkins University Maryland GO	4.083%	7/1/53	1,200	1,233
3	Massachusetts Institute of Technology GO	3.959%	7/1/38	1,250	1,274
	Massachusetts Institute of Technology GO	5.600%	7/1/11	2,800	3,621
	Massachusetts Institute of Technology GO	4.678%	7/1/14	1,925	2,067
	Massachusetts Institute of Technology GO	3.885%	7/1/16	2,160	1,973
3	Northwestern University Illinois GO	4.643%	12/1/44	1,875	2,081
3	Northwestern University Illinois GO	3.662%	12/1/57	920	876
	President & Fellows of Harvard College Massachusetts GO	3.619%	10/1/37	900	894
3	Rice University Texas GO	3.574%	5/15/45	2,550	2,462
3	Rice University Texas GO	3.774%	5/15/55	125	121
	Stanford University California GO	3.647%	5/1/48	3,000	2,934
3	University of Chicago	4.003%	10/1/53	1,600	1,584
3	University of Notre Dame du Lac	3.438%	2/15/45	1,400	1,337
	University of Notre Dame du Lac	3.394%	2/15/48	1,400	1,329
	University of Pennsylvania GO	4.674%	9/1/12	1,025	1,100
3	University of Southern California GO	3.028%	10/1/39	2,750	2,501
3	University of Southern California GO	3.841%	10/1/47	1,325	1,314
	Technology (3.3%)
	Analog Devices Inc.	5.300%	12/15/45	1,300	1,377
	Apple Inc.	4.500%	2/23/36	3,646	3,846
	Apple Inc.	3.850%	5/4/43	10,117	9,604
	Apple Inc.	4.450%	5/6/44	3,411	3,509
	Apple Inc.	3.450%	2/9/45	6,629	5,870
	Apple Inc.	4.375%	5/13/45	6,554	6,648
	Apple Inc.	4.650%	2/23/46	18,067	19,212
	Apple Inc.	3.850%	8/4/46	6,832	6,450
	Apple Inc.	4.250%	2/9/47	3,555	3,559
	Apple Inc.	3.750%	9/12/47	3,500	3,220
	Apple Inc.	3.750%	11/13/47	4,075	3,761
	Applied Materials Inc.	5.100%	10/1/35	1,882	2,007
	Applied Materials Inc.	5.850%	6/15/41	2,145	2,518
	Applied Materials Inc.	4.350%	4/1/47	3,159	3,098
	Cisco Systems Inc.	5.900%	2/15/39	6,106	7,503

95

Vanguard® Long-Term Bond Index Fund

Schedule of Investments

December 31, 2018

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Cisco Systems Inc.	5.500%	1/15/40	6,800	8,044
	Corning Inc.	4.700%	3/15/37	1,000	968
	Corning Inc.	5.750%	8/15/40	1,325	1,453
	Corning Inc.	5.350%	11/15/48	3,000	3,086
	Corning Inc.	4.375%	11/15/57	3,800	3,198
4	Dell International LLC / EMC Corp.	8.100%	7/15/36	5,449	5,857
4	Dell International LLC / EMC Corp.	8.350%	7/15/46	6,865	7,444
	Fidelity National Information Services Inc.	4.500%	8/15/46	1,675	1,526
	Fidelity National Information Services Inc.	4.750%	5/15/48	1,875	1,753
	Hewlett Packard Enterprise Co.	6.200%	10/15/35	4,000	3,916
	Hewlett Packard Enterprise Co.	6.350%	10/15/45	5,458	5,072
	HP Inc.	6.000%	9/15/41	3,270	3,252
	Intel Corp.	4.000%	12/15/32	2,572	2,642
	Intel Corp.	4.800%	10/1/41	2,622	2,826
	Intel Corp.	4.250%	12/15/42	600	595
	Intel Corp.	4.900%	7/29/45	950	1,037
	Intel Corp.	4.100%	5/19/46	4,463	4,370
	Intel Corp.	4.100%	5/11/47	3,750	3,630
	Intel Corp.	3.734%	12/8/47	8,483	7,891
	International Business Machines Corp.	5.875%	11/29/32	2,200	2,581
	International Business Machines Corp.	5.600%	11/30/39	3,000	3,313
	International Business Machines Corp.	4.000%	6/20/42	4,100	3,714
	International Business Machines Corp.	4.700%	2/19/46	2,450	2,456
	Juniper Networks Inc.	5.950%	3/15/41	1,355	1,345
	Microsoft Corp.	3.500%	2/12/35	5,064	4,862
	Microsoft Corp.	4.200%	11/3/35	3,278	3,418
	Microsoft Corp.	3.450%	8/8/36	9,363	8,860
	Microsoft Corp.	4.100%	2/6/37	11,161	11,472
	Microsoft Corp.	5.200%	6/1/39	2,480	2,872
	Microsoft Corp.	4.500%	10/1/40	2,672	2,863
	Microsoft Corp.	5.300%	2/8/41	2,095	2,480
	Microsoft Corp.	3.500%	11/15/42	2,908	2,701
	Microsoft Corp.	3.750%	5/1/43	1,683	1,627
	Microsoft Corp.	4.875%	12/15/43	2,375	2,683
	Microsoft Corp.	3.750%	2/12/45	6,489	6,295
	Microsoft Corp.	4.450%	11/3/45	10,649	11,353
	Microsoft Corp.	3.700%	8/8/46	16,000	15,321
	Microsoft Corp.	4.250%	2/6/47	8,493	8,917
	Microsoft Corp.	4.000%	2/12/55	12,830	12,628
	Microsoft Corp.	3.950%	8/8/56	5,738	5,624
	Microsoft Corp.	4.500%	2/6/57	6,587	7,101
	Motorola Solutions Inc.	5.500%	9/1/44	1,310	1,199
	Oracle Corp.	3.250%	5/15/30	1,704	1,593
	Oracle Corp.	4.300%	7/8/34	5,779	5,822
	Oracle Corp.	3.900%	5/15/35	4,366	4,170
	Oracle Corp.	3.850%	7/15/36	4,240	3,950
	Oracle Corp.	3.800%	11/15/37	5,916	5,526
	Oracle Corp.	6.500%	4/15/38	4,570	5,676
	Oracle Corp.	6.125%	7/8/39	4,125	4,958
	Oracle Corp.	5.375%	7/15/40	7,964	8,832
	Oracle Corp.	4.500%	7/8/44	4,333	4,344
	Oracle Corp.	4.125%	5/15/45	7,202	6,858
	Oracle Corp.	4.000%	7/15/46	10,624	9,943
	Oracle Corp.	4.000%	11/15/47	8,020	7,494
	Oracle Corp.	4.375%	5/15/55	3,065	3,016
	QUALCOMM Inc.	4.650%	5/20/35	3,245	3,133
	QUALCOMM Inc.	4.800%	5/20/45	4,851	4,620
	QUALCOMM Inc.	4.300%	5/20/47	4,941	4,419
	Seagate HDD Cayman	5.750%	12/1/34	1,625	1,255
	Texas Instruments Inc.	4.150%	5/15/48	4,950	4,958
	Tyco Electronics Group SA	7.125%	10/1/37	1,725	2,194
	Verisk Analytics Inc.	5.500%	6/15/45	1,625	1,647

96

Vanguard® Long-Term Bond Index Fund

Schedule of Investments

December 31, 2018

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Transportation (1.8%)
3	American Airlines 2017-1 Class AA Pass Through Trust	3.650%	8/15/30	970	935
3	American Airlines 2017-2 Class AA Pass Through Trust	3.350%	10/15/29	1,849	1,745
	Burlington Northern Santa Fe LLC	6.200%	8/15/36	1,015	1,237
	Burlington Northern Santa Fe LLC	6.150%	5/1/37	1,720	2,118
	Burlington Northern Santa Fe LLC	5.750%	5/1/40	3,640	4,259
	Burlington Northern Santa Fe LLC	5.050%	3/1/41	2,207	2,408
	Burlington Northern Santa Fe LLC	5.400%	6/1/41	3,057	3,467
	Burlington Northern Santa Fe LLC	4.950%	9/15/41	1,175	1,285
	Burlington Northern Santa Fe LLC	4.400%	3/15/42	2,860	2,877
	Burlington Northern Santa Fe LLC	4.375%	9/1/42	2,430	2,438
	Burlington Northern Santa Fe LLC	4.450%	3/15/43	2,706	2,747
	Burlington Northern Santa Fe LLC	5.150%	9/1/43	3,960	4,378
	Burlington Northern Santa Fe LLC	4.900%	4/1/44	2,375	2,562
	Burlington Northern Santa Fe LLC	4.550%	9/1/44	2,658	2,744
	Burlington Northern Santa Fe LLC	4.150%	4/1/45	3,975	3,838
	Burlington Northern Santa Fe LLC	4.700%	9/1/45	1,867	1,958
	Burlington Northern Santa Fe LLC	3.900%	8/1/46	2,336	2,233
	Burlington Northern Santa Fe LLC	4.125%	6/15/47	2,443	2,397
	Burlington Northern Santa Fe LLC	4.050%	6/15/48	1,000	957
	Burlington Northern Santa Fe LLC	4.150%	12/15/48	2,350	2,291
	Canadian National Railway Co.	6.250%	8/1/34	2,170	2,680
	Canadian National Railway Co.	6.200%	6/1/36	1,892	2,326
	Canadian National Railway Co.	6.375%	11/15/37	515	650
	Canadian National Railway Co.	3.200%	8/2/46	2,125	1,836
	Canadian National Railway Co.	3.650%	2/3/48	2,500	2,338
	Canadian Pacific Railway Co.	7.125%	10/15/31	1,315	1,656
	Canadian Pacific Railway Co.	5.750%	3/15/33	1,075	1,201
	Canadian Pacific Railway Co.	4.800%	9/15/35	1,225	1,278
	Canadian Pacific Railway Co.	4.800%	8/1/45	1,720	1,805
	Canadian Pacific Railway Co.	6.125%	9/15/15	3,375	3,940
	CSX Corp.	6.000%	10/1/36	1,295	1,489
	CSX Corp.	6.150%	5/1/37	2,480	2,942
	CSX Corp.	6.220%	4/30/40	2,330	2,808
	CSX Corp.	5.500%	4/15/41	1,760	1,971
	CSX Corp.	4.750%	5/30/42	2,217	2,230
	CSX Corp.	4.400%	3/1/43	1,150	1,110
	CSX Corp.	4.100%	3/15/44	1,750	1,625
	CSX Corp.	3.800%	11/1/46	2,250	1,989
	CSX Corp.	4.300%	3/1/48	3,075	2,933
	CSX Corp.	4.750%	11/15/48	2,500	2,527
	CSX Corp.	3.950%	5/1/50	2,525	2,234
	CSX Corp.	4.500%	8/1/54	1,665	1,594
	CSX Corp.	4.250%	11/1/66	2,350	2,069
	CSX Corp.	4.650%	3/1/68	1,155	1,050
	FedEx Corp.	4.900%	1/15/34	2,025	2,053
	FedEx Corp.	3.900%	2/1/35	1,770	1,598
	FedEx Corp.	3.875%	8/1/42	2,105	1,805
	FedEx Corp.	4.100%	4/15/43	2,200	1,882
	FedEx Corp.	5.100%	1/15/44	3,098	3,046
	FedEx Corp.	4.100%	2/1/45	1,270	1,108
	FedEx Corp.	4.750%	11/15/45	3,483	3,335
	FedEx Corp.	4.550%	4/1/46	4,028	3,632
	FedEx Corp.	4.400%	1/15/47	1,794	1,603
	FedEx Corp.	4.050%	2/15/48	3,700	3,079
	FedEx Corp.	4.950%	10/17/48	2,900	2,807
	FedEx Corp.	4.500%	2/1/65	785	697
	Kansas City Southern	4.300%	5/15/43	1,500	1,389
	Kansas City Southern	4.950%	8/15/45	1,720	1,773
	Kansas City Southern	4.700%	5/1/48	2,000	1,953
	Norfolk Southern Corp.	7.050%	5/1/37	345	452
	Norfolk Southern Corp.	4.837%	10/1/41	1,908	2,015
	Norfolk Southern Corp.	3.950%	10/1/42	1,635	1,483

97

Vanguard® Long-Term Bond Index Fund

Schedule of Investments

December 31, 2018

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Norfolk Southern Corp.	4.450%	6/15/45	4,460	4,338
	Norfolk Southern Corp.	4.650%	1/15/46	1,950	2,021
	Norfolk Southern Corp.	3.942%	11/1/47	300	272
	Norfolk Southern Corp.	4.150%	2/28/48	2,770	2,604
	Norfolk Southern Corp.	4.050%	8/15/52	3,846	3,449
	Norfolk Southern Corp.	6.000%	3/15/05	1,305	1,459
	Norfolk Southern Corp.	5.100%	8/1/18	925	916
	Union Pacific Corp.	3.375%	2/1/35	725	640
	Union Pacific Corp.	3.600%	9/15/37	7,323	6,494
	Union Pacific Corp.	4.375%	9/10/38	2,400	2,373
	Union Pacific Corp.	4.300%	6/15/42	130	124
	Union Pacific Corp.	4.250%	4/15/43	1,550	1,491
	Union Pacific Corp.	4.821%	2/1/44	150	159
	Union Pacific Corp.	4.150%	1/15/45	600	570
	Union Pacific Corp.	4.050%	11/15/45	1,400	1,284
	Union Pacific Corp.	4.050%	3/1/46	700	655
	Union Pacific Corp.	3.350%	8/15/46	1,750	1,443
	Union Pacific Corp.	4.000%	4/15/47	1,675	1,551
	Union Pacific Corp.	4.500%	9/10/48	4,175	4,134
	Union Pacific Corp.	3.799%	10/1/51	3,806	3,271
	Union Pacific Corp.	3.875%	2/1/55	2,360	2,046
	Union Pacific Corp.	4.800%	9/10/58	1,775	1,762
	Union Pacific Corp.	4.375%	11/15/65	2,350	2,145
	Union Pacific Corp.	4.100%	9/15/67	2,500	2,107
3	Union Pacific Railroad Co. 2007-3 Pass Through Trust	6.176%	1/2/31	600	656
3	United Airlines 2016-2 Class A Pass Through Trust	3.100%	10/7/28	781	715
3	United Airlines 2018-1 Class AA Pass Through Trust	3.500%	3/1/30	2,700	2,584
	United Parcel Service Inc.	6.200%	1/15/38	2,172	2,692
	United Parcel Service Inc.	4.875%	11/15/40	1,995	2,128
	United Parcel Service Inc.	3.625%	10/1/42	2,960	2,636
	United Parcel Service Inc.	3.400%	11/15/46	2,160	1,871
	United Parcel Service Inc.	3.750%	11/15/47	3,605	3,248
	United Parcel Service of America Inc.	8.375%	4/1/30	550	732
					3,782,243
Utilities (6.1%)
	Electric (5.5%)
	AEP Texas Inc.	3.800%	10/1/47	1,000	893
	AEP Transmission Co. LLC	4.000%	12/1/46	1,700	1,633
	AEP Transmission Co. LLC	3.750%	12/1/47	1,750	1,589
	AEP Transmission Co. LLC	4.250%	9/15/48	1,085	1,096
	Alabama Power Co.	6.125%	5/15/38	1,460	1,792
	Alabama Power Co.	6.000%	3/1/39	1,540	1,851
	Alabama Power Co.	3.850%	12/1/42	1,155	1,079
	Alabama Power Co.	4.150%	8/15/44	1,325	1,292
	Alabama Power Co.	3.750%	3/1/45	1,470	1,344
	Alabama Power Co.	4.300%	1/2/46	1,325	1,331
	Alabama Power Co.	3.700%	12/1/47	1,845	1,691
	Alabama Power Co.	4.300%	7/15/48	2,100	2,114
	Ameren Illinois Co.	4.150%	3/15/46	1,602	1,597
	Ameren Illinois Co.	3.700%	12/1/47	2,600	2,408
	Ameren Illinois Co.	4.500%	3/15/49	300	318
	Appalachian Power Co.	7.000%	4/1/38	2,928	3,705
	Appalachian Power Co.	4.400%	5/15/44	740	717
	Appalachian Power Co.	4.450%	6/1/45	1,108	1,094
	Arizona Public Service Co.	5.050%	9/1/41	1,380	1,497
	Arizona Public Service Co.	4.500%	4/1/42	1,615	1,652
	Arizona Public Service Co.	4.350%	11/15/45	825	839
	Arizona Public Service Co.	3.750%	5/15/46	1,445	1,322
	Arizona Public Service Co.	4.200%	8/15/48	1,000	985
	Avista Corp.	4.350%	6/1/48	1,300	1,335
	Baltimore Gas & Electric Co.	6.350%	10/1/36	1,401	1,707
	Baltimore Gas & Electric Co.	3.500%	8/15/46	1,400	1,238
	Baltimore Gas & Electric Co.	3.750%	8/15/47	1,075	991

98

Vanguard® Long-Term Bond Index Fund

Schedule of Investments

December 31, 2018

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Baltimore Gas & Electric Co.	4.250%	9/15/48	1,000	985
	Berkshire Hathaway Energy Co.	6.125%	4/1/36	5,610	6,709
	Berkshire Hathaway Energy Co.	5.950%	5/15/37	3,725	4,379
	Berkshire Hathaway Energy Co.	5.150%	11/15/43	1,340	1,429
	Berkshire Hathaway Energy Co.	4.500%	2/1/45	2,051	2,038
	Berkshire Hathaway Energy Co.	3.800%	7/15/48	1,850	1,653
4	Berkshire Hathaway Energy Co.	4.450%	1/15/49	3,325	3,297
	Black Hills Corp.	4.350%	5/1/33	1,300	1,309
	Black Hills Corp.	4.200%	9/15/46	1,045	984
	CenterPoint Energy Houston Electric LLC	6.950%	3/15/33	1,105	1,438
	CenterPoint Energy Houston Electric LLC	3.550%	8/1/42	2,075	1,903
	CenterPoint Energy Houston Electric LLC	4.500%	4/1/44	1,175	1,244
	CenterPoint Energy Houston Electric LLC	3.950%	3/1/48	2,125	2,074
	Cleco Corporate Holdings LLC	4.973%	5/1/46	1,175	1,121
	Cleveland Electric Illuminating Co.	5.950%	12/15/36	1,280	1,439
	CMS Energy Corp.	4.875%	3/1/44	840	881
	Commonwealth Edison Co.	5.900%	3/15/36	2,210	2,618
	Commonwealth Edison Co.	6.450%	1/15/38	1,230	1,566
	Commonwealth Edison Co.	3.800%	10/1/42	1,350	1,283
	Commonwealth Edison Co.	4.600%	8/15/43	1,665	1,751
	Commonwealth Edison Co.	4.700%	1/15/44	1,200	1,283
	Commonwealth Edison Co.	3.700%	3/1/45	1,685	1,569
	Commonwealth Edison Co.	4.350%	11/15/45	1,525	1,547
	Commonwealth Edison Co.	3.650%	6/15/46	2,350	2,133
	Commonwealth Edison Co.	3.750%	8/15/47	2,025	1,852
	Commonwealth Edison Co.	4.000%	3/1/48	2,700	2,614
	Connecticut Light & Power Co.	4.300%	4/15/44	2,375	2,434
	Connecticut Light & Power Co.	4.150%	6/1/45	50	50
	Connecticut Light & Power Co.	4.000%	4/1/48	1,650	1,619
	Consolidated Edison Co. of New York Inc.	5.300%	3/1/35	2,245	2,466
	Consolidated Edison Co. of New York Inc.	5.850%	3/15/36	2,270	2,649
	Consolidated Edison Co. of New York Inc.	6.200%	6/15/36	370	445
	Consolidated Edison Co. of New York Inc.	6.300%	8/15/37	1,812	2,217
	Consolidated Edison Co. of New York Inc.	6.750%	4/1/38	2,275	2,915
	Consolidated Edison Co. of New York Inc.	5.500%	12/1/39	1,010	1,150
	Consolidated Edison Co. of New York Inc.	5.700%	6/15/40	2,020	2,360
	Consolidated Edison Co. of New York Inc.	4.200%	3/15/42	675	661
	Consolidated Edison Co. of New York Inc.	3.950%	3/1/43	1,500	1,402
	Consolidated Edison Co. of New York Inc.	4.450%	3/15/44	3,474	3,484
	Consolidated Edison Co. of New York Inc.	4.500%	12/1/45	2,977	3,014
	Consolidated Edison Co. of New York Inc.	3.850%	6/15/46	2,275	2,083
	Consolidated Edison Co. of New York Inc.	3.875%	6/15/47	1,700	1,582
	Consolidated Edison Co. of New York Inc.	4.650%	12/1/48	3,475	3,624
	Consolidated Edison Co. of New York Inc.	4.625%	12/1/54	1,817	1,756
	Consolidated Edison Co. of New York Inc.	4.300%	12/1/56	1,175	1,096
	Consolidated Edison Co. of New York Inc.	4.000%	11/15/57	1,175	1,044
	Consolidated Edison Co. of New York Inc.	4.500%	5/15/58	2,750	2,675
	Consumers Energy Co.	3.950%	5/15/43	1,405	1,358
	Consumers Energy Co.	3.250%	8/15/46	1,700	1,477
	Consumers Energy Co.	3.950%	7/15/47	1,135	1,114
	Consumers Energy Co.	4.050%	5/15/48	1,850	1,834
	Consumers Energy Co.	4.350%	4/15/49	1,400	1,445
	Delmarva Power & Light Co.	4.150%	5/15/45	1,800	1,774
	Dominion Energy Inc.	6.300%	3/15/33	1,435	1,704
	Dominion Energy Inc.	5.250%	8/1/33	1,310	1,406
	Dominion Energy Inc.	5.950%	6/15/35	1,840	2,054
	Dominion Energy Inc.	7.000%	6/15/38	450	563
	Dominion Energy Inc.	4.900%	8/1/41	3,175	3,240
	Dominion Energy Inc.	4.050%	9/15/42	1,520	1,381
	Dominion Energy Inc.	4.700%	12/1/44	1,520	1,517
	DTE Electric Co.	4.000%	4/1/43	1,225	1,197
	DTE Electric Co.	3.700%	3/15/45	1,700	1,578
	DTE Electric Co.	3.700%	6/1/46	2,050	1,919
	DTE Electric Co.	3.750%	8/15/47	1,450	1,358

99

Vanguard® Long-Term Bond Index Fund

Schedule of Investments

December 31, 2018

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	DTE Electric Co.	4.050%	5/15/48	1,725	1,722
	DTE Energy Co.	6.375%	4/15/33	1,330	1,573
	Duke Energy Carolinas LLC	6.450%	10/15/32	1,525	1,889
	Duke Energy Carolinas LLC	6.100%	6/1/37	1,660	2,013
	Duke Energy Carolinas LLC	6.050%	4/15/38	1,075	1,310
	Duke Energy Carolinas LLC	5.300%	2/15/40	1,365	1,553
	Duke Energy Carolinas LLC	4.250%	12/15/41	2,645	2,645
	Duke Energy Carolinas LLC	4.000%	9/30/42	2,475	2,386
	Duke Energy Carolinas LLC	3.750%	6/1/45	2,190	2,007
	Duke Energy Carolinas LLC	3.875%	3/15/46	2,150	2,007
	Duke Energy Carolinas LLC	3.700%	12/1/47	1,850	1,707
	Duke Energy Carolinas LLC	3.950%	3/15/48	2,000	1,919
	Duke Energy Corp.	4.800%	12/15/45	2,275	2,306
	Duke Energy Corp.	3.750%	9/1/46	6,810	5,908
	Duke Energy Florida LLC	6.350%	9/15/37	1,890	2,345
	Duke Energy Florida LLC	6.400%	6/15/38	1,479	1,890
	Duke Energy Florida LLC	5.650%	4/1/40	1,115	1,301
	Duke Energy Florida LLC	3.850%	11/15/42	1,490	1,407
	Duke Energy Florida LLC	3.400%	10/1/46	1,250	1,085
	Duke Energy Florida LLC	4.200%	7/15/48	1,500	1,495
3	Duke Energy Florida Project Finance LLC	2.538%	9/1/29	1,500	1,390
3	Duke Energy Florida Project Finance LLC	2.858%	3/1/33	800	736
3	Duke Energy Florida Project Finance LLC	3.112%	9/1/36	900	788
	Duke Energy Indiana LLC	6.120%	10/15/35	1,106	1,366
	Duke Energy Indiana LLC	6.350%	8/15/38	1,915	2,417
	Duke Energy Indiana LLC	6.450%	4/1/39	750	945
	Duke Energy Indiana LLC	4.900%	7/15/43	1,380	1,502
	Duke Energy Indiana LLC	3.750%	5/15/46	1,800	1,658
	Duke Energy Ohio Inc.	3.700%	6/15/46	1,225	1,133
	Duke Energy Progress LLC	6.300%	4/1/38	1,825	2,272
	Duke Energy Progress LLC	4.100%	5/15/42	2,300	2,239
	Duke Energy Progress LLC	4.100%	3/15/43	1,245	1,228
	Duke Energy Progress LLC	4.375%	3/30/44	925	946
	Duke Energy Progress LLC	4.150%	12/1/44	1,510	1,472
	Duke Energy Progress LLC	4.200%	8/15/45	1,489	1,479
	Duke Energy Progress LLC	3.700%	10/15/46	2,275	2,093
	Duke Energy Progress LLC	3.600%	9/15/47	2,250	1,985
	El Paso Electric Co.	6.000%	5/15/35	800	910
	El Paso Electric Co.	5.000%	12/1/44	1,409	1,470
	Emera US Finance LP	4.750%	6/15/46	5,086	4,882
	Entergy Louisiana LLC	3.050%	6/1/31	1,345	1,208
	Entergy Louisiana LLC	4.000%	3/15/33	3,225	3,223
	Entergy Louisiana LLC	4.950%	1/15/45	2,136	2,188
	Entergy Louisiana LLC	4.200%	9/1/48	2,200	2,188
	Eversource Energy	4.250%	4/1/29	2,550	2,570
	Exelon Corp.	4.950%	6/15/35	1,285	1,298
	Exelon Corp.	5.625%	6/15/35	1,893	2,058
	Exelon Corp.	5.100%	6/15/45	2,117	2,182
	Exelon Corp.	4.450%	4/15/46	2,856	2,725
	Exelon Generation Co. LLC	6.250%	10/1/39	3,846	4,043
	Exelon Generation Co. LLC	5.750%	10/1/41	1,185	1,209
	Exelon Generation Co. LLC	5.600%	6/15/42	4,228	4,104
	FirstEnergy Corp.	7.375%	11/15/31	4,925	6,193
	FirstEnergy Corp.	4.850%	7/15/47	3,271	3,286
	Florida Power & Light Co.	5.625%	4/1/34	1,179	1,375
	Florida Power & Light Co.	4.950%	6/1/35	755	836
	Florida Power & Light Co.	5.650%	2/1/37	1,343	1,590
	Florida Power & Light Co.	5.950%	2/1/38	1,925	2,384
	Florida Power & Light Co.	5.960%	4/1/39	1,830	2,272
	Florida Power & Light Co.	5.690%	3/1/40	1,415	1,729
	Florida Power & Light Co.	5.250%	2/1/41	1,375	1,596
	Florida Power & Light Co.	4.125%	2/1/42	2,275	2,300
	Florida Power & Light Co.	4.050%	6/1/42	2,067	2,064
	Florida Power & Light Co.	3.800%	12/15/42	1,705	1,627

100

Vanguard® Long-Term Bond Index Fund

Schedule of Investments

December 31, 2018

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Florida Power & Light Co.	4.050%	10/1/44	1,582	1,577
	Florida Power & Light Co.	3.700%	12/1/47	1,125	1,056
	Florida Power & Light Co.	3.950%	3/1/48	4,025	3,942
	Florida Power & Light Co.	4.125%	6/1/48	2,000	2,018
	Georgia Power Co.	4.750%	9/1/40	2,170	2,118
	Georgia Power Co.	4.300%	3/15/42	3,590	3,307
	Georgia Power Co.	4.300%	3/15/43	1,435	1,312
	Iberdrola International BV	6.750%	7/15/36	1,565	1,860
	Indiana Michigan Power Co.	6.050%	3/15/37	1,040	1,224
	Indiana Michigan Power Co.	4.550%	3/15/46	3,893	3,978
	Indiana Michigan Power Co.	3.750%	7/1/47	1,500	1,360
	Indiana Michigan Power Co.	4.250%	8/15/48	1,575	1,583
	Interstate Power & Light Co.	6.250%	7/15/39	1,335	1,692
	Interstate Power & Light Co.	3.700%	9/15/46	650	592
	ITC Holdings Corp.	5.300%	7/1/43	1,125	1,229
3	John Sevier Combined Cycle Generation LLC	4.626%	1/15/42	2,569	2,749
	Kansas City Power & Light Co.	6.050%	11/15/35	680	823
	Kansas City Power & Light Co.	5.300%	10/1/41	1,275	1,423
	Kansas City Power & Light Co.	4.200%	6/15/47	500	490
	Kansas City Power & Light Co.	4.200%	3/15/48	750	729
	Kentucky Utilities Co.	5.125%	11/1/40	1,465	1,657
	MidAmerican Energy Co.	6.750%	12/30/31	1,365	1,758
	MidAmerican Energy Co.	5.750%	11/1/35	1,050	1,253
	MidAmerican Energy Co.	5.800%	10/15/36	1,155	1,388
	MidAmerican Energy Co.	4.800%	9/15/43	1,215	1,332
	MidAmerican Energy Co.	4.400%	10/15/44	920	956
	MidAmerican Energy Co.	4.250%	5/1/46	1,569	1,586
	MidAmerican Energy Co.	3.950%	8/1/47	1,625	1,597
	MidAmerican Energy Co.	3.650%	8/1/48	2,400	2,192
	Mississippi Power Co.	4.250%	3/15/42	1,325	1,230
	National Rural Utilities Cooperative Finance Corp.	8.000%	3/1/32	1,000	1,379
	National Rural Utilities Cooperative Finance Corp.	4.023%	11/1/32	4,974	5,154
	National Rural Utilities Cooperative Finance Corp.	4.400%	11/1/48	1,000	1,049
	Nevada Power Co.	6.650%	4/1/36	775	1,008
	Nevada Power Co.	6.750%	7/1/37	1,295	1,683
	Northern States Power Co.	6.250%	6/1/36	1,175	1,489
	Northern States Power Co.	6.200%	7/1/37	1,200	1,519
	Northern States Power Co.	5.350%	11/1/39	1,050	1,220
	Northern States Power Co.	4.125%	5/15/44	1,000	999
	Northern States Power Co.	4.000%	8/15/45	1,000	984
	Northern States Power Co.	3.600%	5/15/46	1,325	1,218
	NorthWestern Corp.	4.176%	11/15/44	1,480	1,490
	NSTAR Electric Co.	5.500%	3/15/40	1,990	2,307
	NSTAR Electric Co.	4.400%	3/1/44	610	626
	Oglethorpe Power Corp.	5.950%	11/1/39	1,165	1,304
	Oglethorpe Power Corp.	5.375%	11/1/40	2,330	2,625
	Oglethorpe Power Corp.	5.250%	9/1/50	440	458
	Ohio Edison Co.	6.875%	7/15/36	1,760	2,189
	Ohio Power Co.	4.150%	4/1/48	1,335	1,313
	Oklahoma Gas & Electric Co.	4.150%	4/1/47	1,000	964
	Oklahoma Gas & Electric Co.	3.850%	8/15/47	1,050	964
	Oncor Electric Delivery Co. LLC	7.000%	5/1/32	1,570	2,021
	Oncor Electric Delivery Co. LLC	7.250%	1/15/33	1,140	1,512
	Oncor Electric Delivery Co. LLC	7.500%	9/1/38	1,023	1,432
	Oncor Electric Delivery Co. LLC	5.250%	9/30/40	1,440	1,643
	Oncor Electric Delivery Co. LLC	4.550%	12/1/41	1,330	1,396
	Oncor Electric Delivery Co. LLC	5.300%	6/1/42	1,665	1,936
	Oncor Electric Delivery Co. LLC	3.750%	4/1/45	1,870	1,759
	Oncor Electric Delivery Co. LLC	3.800%	9/30/47	1,080	1,025
4	Oncor Electric Delivery Co. LLC	4.100%	11/15/48	1,500	1,497
	Pacific Gas & Electric Co.	6.050%	3/1/34	9,830	9,105
	Pacific Gas & Electric Co.	5.800%	3/1/37	3,193	2,954
	Pacific Gas & Electric Co.	6.350%	2/15/38	1,320	1,244
	Pacific Gas & Electric Co.	6.250%	3/1/39	1,930	1,800

101

Vanguard® Long-Term Bond Index Fund

Schedule of Investments

December 31, 2018

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Pacific Gas & Electric Co.	5.400%	1/15/40	2,869	2,528
Pacific Gas & Electric Co.	4.450%	4/15/42	1,325	1,058
Pacific Gas & Electric Co.	4.600%	6/15/43	1,745	1,398
Pacific Gas & Electric Co.	5.125%	11/15/43	1,655	1,432
Pacific Gas & Electric Co.	4.750%	2/15/44	2,534	2,091
Pacific Gas & Electric Co.	4.300%	3/15/45	1,980	1,535
Pacific Gas & Electric Co.	4.250%	3/15/46	1,538	1,192
Pacific Gas & Electric Co.	4.000%	12/1/46	2,250	1,699
Pacific Gas & Electric Co.	3.950%	12/1/47	2,200	1,669
PacifiCorp	7.700%	11/15/31	1,470	1,994
PacifiCorp	5.250%	6/15/35	985	1,097
PacifiCorp	6.100%	8/1/36	1,170	1,412
PacifiCorp	5.750%	4/1/37	2,005	2,372
PacifiCorp	6.250%	10/15/37	1,974	2,493
PacifiCorp	6.350%	7/15/38	915	1,161
PacifiCorp	6.000%	1/15/39	2,150	2,627
PacifiCorp	4.100%	2/1/42	1,060	1,029
PacifiCorp	4.125%	1/15/49	3,215	3,174
PECO Energy Co.	5.950%	10/1/36	1,140	1,368
PECO Energy Co.	3.900%	3/1/48	1,400	1,345
Potomac Electric Power Co.	6.500%	11/15/37	1,945	2,465
Potomac Electric Power Co.	4.150%	3/15/43	2,190	2,163
PPL Capital Funding Inc.	4.700%	6/1/43	1,351	1,326
PPL Capital Funding Inc.	5.000%	3/15/44	1,810	1,820
PPL Capital Funding Inc.	4.000%	9/15/47	1,200	1,070
PPL Electric Utilities Corp.	6.250%	5/15/39	2,465	3,089
PPL Electric Utilities Corp.	4.125%	6/15/44	1,020	1,016
PPL Electric Utilities Corp.	4.150%	10/1/45	1,200	1,198
PPL Electric Utilities Corp.	3.950%	6/1/47	2,800	2,707
PPL Electric Utilities Corp.	4.150%	6/15/48	1,800	1,803
Progress Energy Inc.	7.750%	3/1/31	2,065	2,723
Progress Energy Inc.	7.000%	10/30/31	1,350	1,718
Progress Energy Inc.	6.000%	12/1/39	1,975	2,364
PSEG Power LLC	8.625%	4/15/31	2,115	2,747
Public Service Co. of Colorado	6.500%	8/1/38	400	517
Public Service Co. of Colorado	3.600%	9/15/42	1,805	1,666
Public Service Co. of Colorado	4.300%	3/15/44	1,875	1,904
Public Service Co. of Colorado	3.800%	6/15/47	1,900	1,805
Public Service Co. of Colorado	4.100%	6/15/48	1,350	1,329
Public Service Electric & Gas Co.	5.800%	5/1/37	1,535	1,833
Public Service Electric & Gas Co.	3.950%	5/1/42	2,195	2,136
Public Service Electric & Gas Co.	3.650%	9/1/42	1,920	1,798
Public Service Electric & Gas Co.	3.800%	3/1/46	2,472	2,355
Public Service Electric & Gas Co.	3.600%	12/1/47	1,750	1,613
Public Service Electric & Gas Co.	4.050%	5/1/48	1,000	993
Puget Sound Energy Inc.	6.274%	3/15/37	995	1,264
Puget Sound Energy Inc.	5.757%	10/1/39	1,400	1,671
Puget Sound Energy Inc.	5.795%	3/15/40	720	859
Puget Sound Energy Inc.	5.638%	4/15/41	1,015	1,199
Puget Sound Energy Inc.	4.300%	5/20/45	1,685	1,687
Puget Sound Energy Inc.	4.223%	6/15/48	2,800	2,759
San Diego Gas & Electric Co.	6.000%	6/1/39	560	674
San Diego Gas & Electric Co.	4.500%	8/15/40	1,660	1,706
San Diego Gas & Electric Co.	3.750%	6/1/47	1,760	1,607
San Diego Gas & Electric Co.	4.150%	5/15/48	1,350	1,314
South Carolina Electric & Gas Co.	6.625%	2/1/32	1,000	1,211
South Carolina Electric & Gas Co.	5.300%	5/15/33	975	1,055
South Carolina Electric & Gas Co.	6.050%	1/15/38	1,775	2,094
South Carolina Electric & Gas Co.	5.450%	2/1/41	1,065	1,201
South Carolina Electric & Gas Co.	4.350%	2/1/42	1,650	1,626
South Carolina Electric & Gas Co.	4.600%	6/15/43	1,330	1,351
South Carolina Electric & Gas Co.	4.100%	6/15/46	1,405	1,332
South Carolina Electric & Gas Co.	4.500%	6/1/64	1,235	1,145
South Carolina Electric & Gas Co.	5.100%	6/1/65	1,465	1,526

102

Vanguard® Long-Term Bond Index Fund

Schedule of Investments

December 31, 2018

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Southern California Edison Co.	6.650%	4/1/29	1,000	1,118
Southern California Edison Co.	6.000%	1/15/34	1,185	1,325
Southern California Edison Co.	5.750%	4/1/35	1,250	1,356
Southern California Edison Co.	5.350%	7/15/35	1,595	1,679
Southern California Edison Co.	5.550%	1/15/36	300	319
Southern California Edison Co.	5.625%	2/1/36	2,585	2,794
Southern California Edison Co.	5.550%	1/15/37	690	751
Southern California Edison Co.	5.950%	2/1/38	1,290	1,448
Southern California Edison Co.	6.050%	3/15/39	1,475	1,697
Southern California Edison Co.	5.500%	3/15/40	330	358
Southern California Edison Co.	4.500%	9/1/40	1,555	1,517
Southern California Edison Co.	4.050%	3/15/42	1,795	1,687
Southern California Edison Co.	3.900%	3/15/43	1,825	1,669
Southern California Edison Co.	4.650%	10/1/43	1,840	1,853
Southern California Edison Co.	3.600%	2/1/45	1,815	1,560
Southern California Edison Co.	4.000%	4/1/47	3,475	3,183
Southern California Edison Co.	4.125%	3/1/48	5,000	4,712
Southern Co.	4.250%	7/1/36	3,250	3,051
Southern Co.	4.400%	7/1/46	4,901	4,512
Southern Power Co.	5.150%	9/15/41	2,045	2,039
Southern Power Co.	5.250%	7/15/43	1,055	1,049
Southern Power Co.	4.950%	12/15/46	1,400	1,306
Southwestern Electric Power Co.	6.200%	3/15/40	1,160	1,371
Southwestern Electric Power Co.	3.900%	4/1/45	1,540	1,412
Southwestern Electric Power Co.	3.850%	2/1/48	1,485	1,322
Southwestern Public Service Co.	4.500%	8/15/41	1,580	1,602
Southwestern Public Service Co.	3.400%	8/15/46	1,650	1,435
Southwestern Public Service Co.	3.700%	8/15/47	2,625	2,415
Southwestern Public Service Co.	4.400%	11/15/48	2,000	2,030
Tampa Electric Co.	4.100%	6/15/42	1,325	1,288
Tampa Electric Co.	4.350%	5/15/44	485	465
Tampa Electric Co.	4.300%	6/15/48	1,750	1,690
Tampa Electric Co.	4.450%	6/15/49	1,500	1,472
Toledo Edison Co.	6.150%	5/15/37	1,185	1,406
TransAlta Corp.	6.500%	3/15/40	1,165	1,077
Tucson Electric Power Co.	4.850%	12/1/48	1,490	1,547
Union Electric Co.	5.300%	8/1/37	1,390	1,570
Union Electric Co.	8.450%	3/15/39	1,140	1,705
Union Electric Co.	3.900%	9/15/42	1,600	1,537
Union Electric Co.	3.650%	4/15/45	1,035	946
Union Electric Co.	4.000%	4/1/48	1,000	968
Virginia Electric & Power Co.	6.000%	1/15/36	1,635	1,940
Virginia Electric & Power Co.	6.000%	5/15/37	2,180	2,628
Virginia Electric & Power Co.	6.350%	11/30/37	1,925	2,426
Virginia Electric & Power Co.	8.875%	11/15/38	1,950	2,953
Virginia Electric & Power Co.	4.000%	1/15/43	1,725	1,653
Virginia Electric & Power Co.	4.650%	8/15/43	1,410	1,473
Virginia Electric & Power Co.	4.450%	2/15/44	2,035	2,059
Virginia Electric & Power Co.	4.200%	5/15/45	1,523	1,485
Virginia Electric & Power Co.	4.000%	11/15/46	1,525	1,451
Virginia Electric & Power Co.	3.800%	9/15/47	1,825	1,681
Virginia Electric & Power Co.	4.600%	12/1/48	4,750	4,996
Westar Energy Inc.	4.125%	3/1/42	2,155	2,115
Westar Energy Inc.	4.100%	4/1/43	1,565	1,511
Westar Energy Inc.	4.250%	12/1/45	2,975	2,937
Wisconsin Electric Power Co.	5.625%	5/15/33	605	702
Wisconsin Electric Power Co.	5.700%	12/1/36	750	873
Wisconsin Electric Power Co.	4.300%	10/15/48	1,000	1,031
Wisconsin Power & Light Co.	6.375%	8/15/37	890	1,131
Wisconsin Public Service Corp.	3.671%	12/1/42	980	890
Wisconsin Public Service Corp.	4.752%	11/1/44	2,105	2,276
Xcel Energy Inc.	6.500%	7/1/36	1,000	1,261

103

Vanguard® Long-Term Bond Index Fund

Schedule of Investments

December 31, 2018

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Natural Gas (0.5%)
	Atmos Energy Corp.	5.500%	6/15/41	1,425	1,642
	Atmos Energy Corp.	4.150%	1/15/43	1,685	1,645
	Atmos Energy Corp.	4.125%	10/15/44	4,255	4,158
	CenterPoint Energy Resources Corp.	5.850%	1/15/41	1,025	1,207
	CenterPoint Energy Resources Corp.	4.100%	9/1/47	1,000	915
	KeySpan Corp.	5.803%	4/1/35	1,000	1,135
	NiSource Finance Corp.	5.950%	6/15/41	1,375	1,546
	NiSource Finance Corp.	5.250%	2/15/43	2,650	2,772
	NiSource Finance Corp.	4.800%	2/15/44	1,975	1,910
	NiSource Finance Corp.	5.650%	2/1/45	750	814
	NiSource Finance Corp.	4.375%	5/15/47	4,580	4,279
	NiSource Finance Corp.	3.950%	3/30/48	1,352	1,188
	ONE Gas Inc.	4.658%	2/1/44	2,000	2,125
	ONE Gas Inc.	4.500%	11/1/48	1,325	1,369
	Piedmont Natural Gas Co. Inc.	4.650%	8/1/43	850	868
	Piedmont Natural Gas Co. Inc.	3.640%	11/1/46	1,175	1,027
	Sempra Energy	3.800%	2/1/38	5,550	4,780
	Sempra Energy	6.000%	10/15/39	3,601	4,013
	Sempra Energy	4.000%	2/1/48	3,304	2,773
	Southern California Gas Co.	3.750%	9/15/42	1,150	1,077
	Southern California Gas Co.	4.125%	6/1/48	1,300	1,296
	Southern California Gas Co.	4.300%	1/15/49	500	509
	Southern Co. Gas Capital Corp.	5.875%	3/15/41	2,820	3,206
	Southern Co. Gas Capital Corp.	4.400%	6/1/43	1,380	1,303
	Southern Co. Gas Capital Corp.	3.950%	10/1/46	975	847
	Southern Co. Gas Capital Corp.	4.400%	5/30/47	2,250	2,104
	Southwest Gas Corp.	3.800%	9/29/46	1,000	868
	Washington Gas Light Co.	3.796%	9/15/46	1,500	1,399
	Other Utility (0.1%)
	American Water Capital Corp.	6.593%	10/15/37	2,503	3,157
	American Water Capital Corp.	4.300%	12/1/42	1,300	1,292
	American Water Capital Corp.	4.300%	9/1/45	1,150	1,139
	American Water Capital Corp.	4.000%	12/1/46	425	400
	American Water Capital Corp.	3.750%	9/1/47	3,076	2,745
	American Water Capital Corp.	4.200%	9/1/48	2,750	2,699
	Veolia Environnement SA	6.750%	6/1/38	1,358	1,647
					680,438
Total Corporate Bonds (Cost $5,535,981)					5,384,474
Sovereign Bonds (4.1%)
	CNOOC Finance 2013 Ltd.	4.250%	5/9/43	5,075	4,917
	CNOOC Finance 2015 Australia Pty Ltd.	4.200%	5/5/45	500	479
	CNOOC Nexen Finance 2014 ULC	4.875%	4/30/44	3,495	3,719
	Ecopetrol SA	7.375%	9/18/43	3,150	3,469
	Ecopetrol SA	5.875%	5/28/45	6,395	6,011
	Equinor ASA	5.100%	8/17/40	3,459	3,856
	Equinor ASA	4.250%	11/23/41	2,525	2,499
	Equinor ASA	3.950%	5/15/43	2,290	2,210
	Equinor ASA	4.800%	11/8/43	3,540	3,831
	European Investment Bank	4.875%	2/15/36	6,789	8,389
	Hydro-Quebec	8.500%	12/1/29	1,621	2,335
	Hydro-Quebec	9.375%	4/15/30	705	1,086
	Inter-American Development Bank	3.875%	10/28/41	1,330	1,477
	Inter-American Development Bank	3.200%	8/7/42	1,505	1,483
	Inter-American Development Bank	4.375%	1/24/44	2,228	2,685
	International Bank for Reconstruction & Development	4.750%	2/15/35	975	1,185
5	KFW	0.000%	4/18/36	6,745	3,849
5	KFW	0.000%	6/29/37	5,765	3,141
	Korea Electric Power Corp.	7.000%	2/1/27	750	926
	Nexen Energy ULC	7.875%	3/15/32	1,800	2,453
	Nexen Energy ULC	5.875%	3/10/35	1,930	2,225

104

Vanguard® Long-Term Bond Index Fund

Schedule of Investments

December 31, 2018

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Nexen Energy ULC	6.400%	5/15/37	1,905	2,329
	Nexen Energy ULC	7.500%	7/30/39	2,375	3,300
3	Oriental Republic of Uruguay	7.625%	3/21/36	3,740	4,867
3	Oriental Republic of Uruguay	4.125%	11/20/45	2,100	1,874
3	Oriental Republic of Uruguay	5.100%	6/18/50	16,675	16,446
3	Oriental Republic of Uruguay	4.975%	4/20/55	3,000	2,868
	Petroleos Mexicanos	6.500%	1/23/29	6,600	6,141
	Petroleos Mexicanos	6.625%	6/15/35	9,107	8,001
	Petroleos Mexicanos	6.625%	6/15/38	4,480	3,826
	Petroleos Mexicanos	6.500%	6/2/41	10,275	8,577
	Petroleos Mexicanos	5.500%	6/27/44	5,615	4,257
	Petroleos Mexicanos	6.375%	1/23/45	10,475	8,448
	Petroleos Mexicanos	5.625%	1/23/46	6,581	4,994
	Petroleos Mexicanos	6.750%	9/21/47	22,092	18,360
	Petroleos Mexicanos	6.350%	2/12/48	5,830	4,678
6	Power Sector Assets & Liabilities Management Corp.	9.625%	5/15/28	550	745
	Province of British Columbia	7.250%	9/1/36	990	1,466
	Province of Quebec	7.500%	9/15/29	6,700	9,237
	Republic of Chile	3.625%	10/30/42	1,500	1,381
	Republic of Chile	3.860%	6/21/47	7,500	7,030
3	Republic of Colombia	4.500%	3/15/29	7,800	7,703
	Republic of Colombia	10.375%	1/28/33	1,275	1,912
	Republic of Colombia	7.375%	9/18/37	6,997	8,470
	Republic of Colombia	6.125%	1/18/41	6,725	7,321
3	Republic of Colombia	5.625%	2/26/44	9,670	9,960
3	Republic of Colombia	5.000%	6/15/45	18,500	17,552
	Republic of Hungary	7.625%	3/29/41	4,378	6,162
4	Republic of Indonesia	4.750%	7/18/47	285	268
	Republic of Indonesia	4.350%	1/11/48	6,050	5,513
	Republic of Italy	5.375%	6/15/33	6,604	6,922
	Republic of Korea	4.125%	6/10/44	6,700	7,052
	Republic of Korea	3.875%	9/20/48	3,899	3,960
	Republic of Panama	9.375%	4/1/29	3,335	4,610
3	Republic of Panama	6.700%	1/26/36	7,036	8,577
3	Republic of Panama	4.500%	5/15/47	3,000	2,895
3	Republic of Panama	4.500%	4/16/50	7,857	7,496
3	Republic of Panama	4.300%	4/29/53	3,950	3,683
	Republic of Peru	8.750%	11/21/33	8,400	12,470
3	Republic of Peru	6.550%	3/14/37	3,800	4,809
	Republic of Peru	5.625%	11/18/50	7,790	9,175
	Republic of the Philippines	9.500%	2/2/30	7,182	10,611
	Republic of the Philippines	7.750%	1/14/31	6,650	8,961
	Republic of the Philippines	6.375%	1/15/32	1,575	1,937
	Republic of the Philippines	6.375%	10/23/34	9,750	12,236
	Republic of the Philippines	5.000%	1/13/37	3,900	4,324
	Republic of the Philippines	3.950%	1/20/40	10,677	10,436
	Republic of the Philippines	3.700%	3/1/41	2,587	2,454
	Republic of the Philippines	3.700%	2/2/42	4,165	3,965
	State of Israel	4.500%	1/30/43	6,275	6,519
	State of Israel	4.125%	1/17/48	3,425	3,359
	United Mexican States	8.300%	8/15/31	3,300	4,259
	United Mexican States	7.500%	4/8/33	4,335	5,297
	United Mexican States	6.750%	9/27/34	5,872	6,717
	United Mexican States	6.050%	1/11/40	11,699	12,401
	United Mexican States	4.750%	3/8/44	25,256	22,945
	United Mexican States	5.550%	1/21/45	900	912
	United Mexican States	4.600%	1/23/46	13,876	12,377
	United Mexican States	4.350%	1/15/47	4,250	3,658
	United Mexican States	4.600%	2/10/48	7,332	6,505
	United Mexican States	5.750%	10/12/10	6,050	5,684
Total Sovereign Bonds (Cost $480,377)					463,117

105

Vanguard® Long-Term Bond Index Fund

Schedule of Investments

December 31, 2018

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Taxable Municipal Bonds (3.6%)
Alameda County CA Joint Powers Authority Lease Revenue	7.046%	12/1/44	1,025	1,460
American Municipal Power Ohio Inc. Revenue (Hydroelectric Projects)	6.449%	2/15/44	755	969
American Municipal Power Ohio Inc. Revenue (Prairie State Energy Campus Project)	7.834%	2/15/41	645	945
American Municipal Power Ohio Inc. Revenue (Prairie State Energy Campus Project)	6.053%	2/15/43	550	691
American Municipal Power Ohio Inc. Revenue (Prairie State Energy Campus Project)	5.939%	2/15/47	1,760	2,208
American Municipal Power Ohio Inc. Revenue (Prairie State Energy Campus Project)	6.270%	2/15/50	450	558
American Municipal Power Ohio Inc. Revenue (Prairie State Energy Campus Project)	7.499%	2/15/50	175	252
American Municipal Power Ohio Inc. Revenue (Prairie State Energy Campus Project)	8.084%	2/15/50	2,495	3,965
Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	6.918%	4/1/40	1,095	1,462
Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	6.263%	4/1/49	4,475	6,090
Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	7.043%	4/1/50	2,805	3,985
Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	6.907%	10/1/50	1,665	2,367
California GO	7.700%	11/1/30	1,260	1,363
California GO	4.500%	4/1/33	3,100	3,245
California GO	7.500%	4/1/34	7,080	9,648
California GO	7.950%	3/1/36	1,450	1,531
California GO	4.600%	4/1/38	2,000	2,063
California GO	7.550%	4/1/39	10,495	15,035
California GO	7.300%	10/1/39	5,405	7,420
California GO	7.350%	11/1/39	2,425	3,348
California GO	7.625%	3/1/40	4,165	5,930
California GO	7.600%	11/1/40	11,085	16,142
California State University Systemwide Revenue	3.899%	11/1/47	1,000	977
Central Puget Sound WA Regional Transit Authority Sales & Use Tax Revenue	5.491%	11/1/39	800	994
Chicago IL GO	7.045%	1/1/29	800	861
Chicago IL GO	7.375%	1/1/33	2,000	2,199
Chicago IL GO	5.432%	1/1/42	900	798
Chicago IL GO	6.314%	1/1/44	1,200	1,182
Chicago IL Metropolitan Water Reclamation District GO	5.720%	12/1/38	2,055	2,470
Chicago IL O’Hare International Airport Revenue	6.395%	1/1/40	1,050	1,340
Chicago IL Transit Authority Sales Tax Receipts Revenue	6.200%	12/1/40	1,450	1,761
Chicago IL Transit Authority Transfer Tax Receipts Revenue	6.899%	12/1/40	5,150	6,579
Clark County NV Airport System Revenue	6.881%	7/1/42	1,150	1,172
Clark County NV Airport System Revenue	6.820%	7/1/45	1,500	2,137
Commonwealth Financing Authority Pennsylvania Revenue	4.014%	6/1/33	1,300	1,308
Commonwealth Financing Authority Pennsylvania Revenue	3.864%	6/1/38	1,000	986
Connecticut GO	5.632%	12/1/29	1,500	1,700
Connecticut GO	5.090%	10/1/30	750	808
Connecticut GO	5.850%	3/15/32	2,550	2,917
Cook County IL GO	6.229%	11/15/34	1,050	1,270
Dallas County TX Hospital District Revenue	5.621%	8/15/44	850	1,029
Dallas TX Area Rapid Transit Revenue	5.999%	12/1/44	1,545	2,004
Dallas TX Area Rapid Transit Revenue	5.022%	12/1/48	1,515	1,765
Dallas TX Convention Center Hotel Development Corp. Hotel Revenue	7.088%	1/1/42	1,665	2,142

106

Vanguard® Long-Term Bond Index Fund

Schedule of Investments

December 31, 2018

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Dallas TX Independent School District GO	6.450%	2/15/35	1,495	1,597
	District of Columbia Income Tax Revenue	5.591%	12/1/34	1,000	1,187
	District of Columbia Water & Sewer Authority Public Utility Revenue	4.814%	10/1/14	1,275	1,410
	East Bay CA Municipal Utility District Water System Revenue	5.874%	6/1/40	1,325	1,704
	George Washington University District of Columbia GO	4.300%	9/15/44	1,775	1,857
	George Washington University District of Columbia GO	4.126%	9/15/48	3,825	3,822
	Georgia Municipal Electric Power Authority Revenue	6.637%	4/1/57	4,630	4,895
	Georgia Municipal Electric Power Authority Revenue	6.655%	4/1/57	3,169	3,478
	Georgia Municipal Electric Power Authority Revenue	7.055%	4/1/57	850	955
	Grand Parkway Transportation Corp. Texas System Toll Revenue	5.184%	10/1/42	1,000	1,174
	Houston TX GO	6.290%	3/1/32	2,685	3,166
	Houston TX GO	3.961%	3/1/47	950	937
	Illinois GO	5.100%	6/1/33	26,390	25,161
	Illinois GO	6.630%	2/1/35	1,770	1,882
	Illinois GO	6.725%	4/1/35	1,500	1,607
	Illinois GO	7.350%	7/1/35	1,455	1,613
	Illinois Toll Highway Authority Revenue	6.184%	1/1/34	1,670	2,096
	JobsOhio Beverage System OH Statewide Liquor Profits Revenue	3.985%	1/1/29	1,525	1,571
	JobsOhio Beverage System OH Statewide Liquor Profits Revenue	4.532%	1/1/35	1,050	1,121
	Kansas Department of Transportation Highway Revenue	4.596%	9/1/35	1,075	1,168
	Los Angeles CA Community College District GO	6.750%	8/1/49	2,150	3,109
	Los Angeles CA Department of Water & Power Revenue	5.716%	7/1/39	1,025	1,264
	Los Angeles CA Department of Water & Power Revenue	6.166%	7/1/40	625	653
	Los Angeles CA Department of Water & Power Revenue	6.574%	7/1/45	1,575	2,184
	Los Angeles CA Department of Water & Power Revenue	6.603%	7/1/50	1,775	2,505
	Los Angeles CA Unified School District GO	5.755%	7/1/29	1,290	1,493
	Los Angeles CA Unified School District GO	5.750%	7/1/34	4,720	5,585
	Los Angeles CA Unified School District GO	6.758%	7/1/34	3,065	3,944
	Los Angeles County CA Metropolitan Transportation Authority Sales Tax Revenue	5.735%	6/1/39	1,800	2,169
	Los Angeles County CA Public Works Financing Authority Lease Revenue	7.618%	8/1/40	700	1,022
	Louisville & Jefferson County KY Metropolitan Sewer District Sewer & Drainage System Revenue	6.250%	5/15/43	895	1,193
	Maryland Transportation Authority Facilities Projects Revenue	5.888%	7/1/43	850	1,064
	Massachusetts GO	4.500%	8/1/31	1,200	1,284
	Massachusetts GO	5.456%	12/1/39	3,035	3,677
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.715%	8/15/39	1,530	1,874
	Massachusetts Transportation Fund Revenue	5.731%	6/1/40	1,340	1,634
	Metropolitan Government of Nashville & Davidson County TN Convention Center Authority Tourism Tax Revenue	6.731%	7/1/43	1,000	1,339
	Metropolitan Washington DC/VA Airports Authority Dulles Toll Road Revenue	7.462%	10/1/46	1,355	1,946
	Miami-Dade County FL Aviation Revenue (Miami International Airport)	4.280%	10/1/41	1,605	1,623
	Mississippi GO	5.245%	11/1/34	1,100	1,251
	Missouri Health & Educational Facilities Authority Revenue (Washington University)	3.652%	8/15/57	1,400	1,322
7	New Jersey Economic Development Authority Revenue (State Pension Funding)	7.425%	2/15/29	5,750	6,965

107

Vanguard® Long-Term Bond Index Fund

Schedule of Investments

December 31, 2018

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New Jersey Transportation Trust Fund Authority Transportation System Revenue	6.104%	12/15/28	1,660	1,716
New Jersey Transportation Trust Fund Authority Transportation System Revenue	6.561%	12/15/40	1,725	2,112
New Jersey Turnpike Authority Revenue	7.414%	1/1/40	4,464	6,290
New Jersey Turnpike Authority Revenue	7.102%	1/1/41	6,360	8,688
New York City NY GO	5.206%	10/1/31	1,070	1,213
New York City NY GO	6.646%	12/1/31	400	426
New York City NY GO	6.246%	6/1/35	1,075	1,120
New York City NY GO	5.517%	10/1/37	1,175	1,384
New York City NY GO	6.271%	12/1/37	1,470	1,850
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.750%	6/15/41	975	1,219
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.790%	6/15/41	850	881
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.724%	6/15/42	1,030	1,289
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.952%	6/15/42	800	1,038
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	6.011%	6/15/42	1,500	1,936
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.440%	6/15/43	1,960	2,375
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.882%	6/15/44	1,645	2,109
New York City NY Transitional Finance Authority Future Tax Revenue	5.267%	5/1/27	20	22
New York City NY Transitional Finance Authority Future Tax Revenue	5.767%	8/1/36	1,575	1,881
New York City NY Transitional Finance Authority Future Tax Revenue	5.508%	8/1/37	1,715	2,014
New York City NY Transitional Finance Authority Future Tax Revenue	5.572%	11/1/38	1,150	1,348
New York Metropolitan Transportation Authority Revenue	6.814%	11/15/40	540	717
New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	7.336%	11/15/39	3,550	5,039
New York Metropolitan Transportation Authority Revenue (Transit Revenue)	5.871%	11/15/39	700	831
New York Metropolitan Transportation Authority Revenue (Transit Revenue)	6.668%	11/15/39	2,845	3,705
New York State Dormitory Authority Revenue (Personal Income Tax)	5.427%	3/15/39	500	583
New York State Dormitory Authority Revenue (Personal Income Tax)	5.628%	3/15/39	1,830	2,173
New York State Dormitory Authority Revenue (Personal Income Tax)	5.600%	3/15/40	1,345	1,629
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.770%	3/15/39	1,625	1,867
New York University Hospitals Center Revenue	5.750%	7/1/43	925	1,142
North Carolina Turnpike Authority	6.700%	1/1/39	100	100
North Carolina Turnpike Authority	6.700%	1/1/39	70	70
North Texas Tollway Authority System Revenue	6.718%	1/1/49	2,835	3,901
Ohio State University General Receipts Revenue	4.910%	6/1/40	2,175	2,517
Ohio State University General Receipts Revenue	3.798%	12/1/46	1,150	1,134
Ohio State University General Receipts Revenue	4.800%	6/1/11	1,732	1,897
Ohio Water Development Authority Water Pollution Control Loan Fund Revenue	4.879%	12/1/34	1,125	1,236
Oregon Department of Transportation Highway User Tax Revenue	5.834%	11/15/34	1,180	1,467
Pennsylvania Turnpike Commission Revenue	5.511%	12/1/45	1,110	1,363
Port Authority of New York & New Jersey Revenue	6.040%	12/1/29	1,260	1,530
Port Authority of New York & New Jersey Revenue	5.647%	11/1/40	1,625	1,979
Port Authority of New York & New Jersey Revenue	5.647%	11/1/40	1,695	2,064

108

Vanguard® Long-Term Bond Index Fund

Schedule of Investments

December 31, 2018

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Port Authority of New York & New Jersey Revenue	4.960%	8/1/46	2,375	2,727
Port Authority of New York & New Jersey Revenue	5.310%	8/1/46	1,200	1,296
Port Authority of New York & New Jersey Revenue	4.031%	9/1/48	675	675
Port Authority of New York & New Jersey Revenue	4.926%	10/1/51	3,220	3,686
Port Authority of New York & New Jersey Revenue	4.458%	10/1/62	6,870	6,990
Port Authority of New York & New Jersey Revenue	4.810%	10/15/65	1,725	1,873
Port of Seattle WA Revenue	7.000%	5/1/36	100	101
President & Fellows of Harvard College Massachusetts GO	4.875%	10/15/40	2,140	2,461
President & Fellows of Harvard College Massachusetts GO	3.150%	7/15/46	1,725	1,554
Princeton University New Jersey GO	5.700%	3/1/39	2,240	2,880
Regional Transportation District of Colorado Sales Tax Revenue	5.844%	11/1/50	1,110	1,467
Rutgers State University New Jersey Revenue	5.665%	5/1/40	1,185	1,397
Sales Tax Securitization Corp. Illinois Revenue	3.587%	1/1/43	2,200	1,987
Sales Tax Securitization Corp. Illinois Revenue	3.820%	1/1/48	1,050	954
Salt River Project Arizona Agricultural Improvement & Power District Revenue	4.839%	1/1/41	1,650	1,905
San Antonio TX Electric & Gas Systems Revenue	5.985%	2/1/39	850	1,110
San Antonio TX Electric & Gas Systems Revenue	5.808%	2/1/41	1,450	1,839
San Antonio TX Electric & Gas Systems Revenue	4.427%	2/1/42	1,225	1,310
San Diego County CA Regional Transportation Commission Sales Tax Revenue	5.911%	4/1/48	1,115	1,480
San Diego County CA Water Authority Revenue	6.138%	5/1/49	2,000	2,622
San Francisco CA City & County Public Utilities Commission Water Revenue	6.950%	11/1/50	1,440	2,053
San Jose California Redevelopment Agency Successor Agency Tax Allocation	3.375%	8/1/34	1,350	1,271
Santa Clara Valley CA Transportation Authority Sales Tax Revenue	5.876%	4/1/32	1,500	1,767
South Carolina Public Service Authority Revenue	5.784%	12/1/41	250	277
South Carolina Public Service Authority Revenue	6.454%	1/1/50	1,300	1,648
Texas GO	5.517%	4/1/39	3,290	4,084
Texas Transportation Commission Revenue	5.178%	4/1/30	3,800	4,316
Texas Transportation Commission Revenue	4.681%	4/1/40	950	1,066
University of California Regents Medical Center Revenue	6.548%	5/15/48	1,350	1,780
University of California Regents Medical Center Revenue	6.583%	5/15/49	1,075	1,422
University of California Revenue	4.601%	5/15/31	1,000	1,074
University of California Revenue	6.270%	5/15/31	500	507
University of California Revenue	5.770%	5/15/43	2,890	3,477
University of California Revenue	4.131%	5/15/45	1,500	1,505
University of California Revenue	5.946%	5/15/45	1,275	1,583
University of California Revenue	4.858%	5/15/12	3,025	3,175
University of California Revenue	4.767%	5/15/15	1,450	1,491
University of Southern California GO	5.250%	10/1/11	1,000	1,171
University of Texas Permanent University Fund Revenue	3.376%	7/1/47	1,200	1,087
University of Texas Revenue	3.354%	8/15/47	1,000	905
University of Texas System Revenue Financing System Revenue	6.276%	8/15/41	900	919
University of Texas System Revenue Financing System Revenue	4.794%	8/15/46	1,075	1,196
University of Virginia Revenue	4.179%	9/1/17	1,025	998
Washington GO	5.140%	8/1/40	1,285	1,492
Wisconsin Annual Appropriation Revenue	3.954%	5/1/36	1,650	1,651
Total Taxable Municipal Bonds (Cost $360,845)				400,661

109

Vanguard® Long-Term Bond Index Fund

Schedule of Investments

December 31, 2018

				Market
				Value
		Coupon	Shares	($000)
Temporary Cash Investment (0.3%)
Money Market Fund (0.3%)
8	Vanguard Market Liquidity Fund (Cost $29,272)	2.530%	292,739	29,274
Total Investments (99.3%) (Cost $11,189,762)				11,111,783
Other Assets and Liabilities – Net (0.7%)				82,523
Net Assets (100%)				11,194,306

†	Securities with a value of $475,000 have been segregated as initial margin for recently closed futures contracts.
1	The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
2

The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.

3	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
4

Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2018, the aggregate value of these securities was $116,715,000, representing 1.0% of net assets.

5	Guaranteed by the Federal Republic of Germany.
6	Guaranteed by the Republic of the Philippines.
7	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
8	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
GO—General Obligation Bond.

110

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© 2019 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

SNA3140 022019

Vanguard® Total Bond Market Index Fund

Schedule of Investments

December 31, 2018

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Government and Agency Obligations (65.2%)
U.S. Government Securities (41.5%)
	United States Treasury Note/Bond	8.125%	8/15/19	6,636	6,855
	United States Treasury Note/Bond	1.375%	1/15/20	111,000	109,578
	United States Treasury Note/Bond	1.250%	1/31/20	553,500	545,458
	United States Treasury Note/Bond	1.375%	1/31/20	145,023	143,097
	United States Treasury Note/Bond	2.000%	1/31/20	88,320	87,726
	United States Treasury Note/Bond	1.375%	2/15/20	858,024	846,226
	United States Treasury Note/Bond	3.625%	2/15/20	477,635	482,707
	United States Treasury Note/Bond	8.500%	2/15/20	15,275	16,254
	United States Treasury Note/Bond	1.250%	2/29/20	77,506	76,307
	United States Treasury Note/Bond	1.375%	2/29/20	196,685	193,920
	United States Treasury Note/Bond	2.250%	2/29/20	209,139	208,290
	United States Treasury Note/Bond	1.625%	3/15/20	796,130	787,301
	United States Treasury Note/Bond	1.125%	3/31/20	20,300	19,942
	United States Treasury Note/Bond	1.375%	3/31/20	275,643	271,594
	United States Treasury Note/Bond	2.250%	3/31/20	158,381	157,738
	United States Treasury Note/Bond	1.500%	4/15/20	393,640	388,349
	United States Treasury Note/Bond	1.125%	4/30/20	88,993	87,310
	United States Treasury Note/Bond	1.375%	4/30/20	249,230	245,414
	United States Treasury Note/Bond	2.375%	4/30/20	260,331	259,639
	United States Treasury Note/Bond	1.500%	5/15/20	468,788	462,122
	United States Treasury Note/Bond	3.500%	5/15/20	501,005	507,112
	United States Treasury Note/Bond	8.750%	5/15/20	70	76
	United States Treasury Note/Bond	1.375%	5/31/20	312,855	307,771
	United States Treasury Note/Bond	1.500%	5/31/20	138,577	136,541
	United States Treasury Note/Bond	2.500%	5/31/20	386,728	386,364
	United States Treasury Note/Bond	1.500%	6/15/20	382,922	377,178
	United States Treasury Note/Bond	1.625%	6/30/20	88,735	87,542
	United States Treasury Note/Bond	1.875%	6/30/20	320,460	317,255
	United States Treasury Note/Bond	2.500%	6/30/20	289,228	288,956
	United States Treasury Note/Bond	1.500%	7/15/20	377,857	371,894
	United States Treasury Note/Bond	1.625%	7/31/20	330,340	325,643
	United States Treasury Note/Bond	2.000%	7/31/20	105,803	104,910
	United States Treasury Note/Bond	2.625%	7/31/20	209,755	209,984
	United States Treasury Note/Bond	1.500%	8/15/20	603,474	593,480
	United States Treasury Note/Bond	2.625%	8/15/20	282,500	282,898
	United States Treasury Note/Bond	8.750%	8/15/20	192,190	210,809
	United States Treasury Note/Bond	1.375%	8/31/20	357,825	351,059
	United States Treasury Note/Bond	2.125%	8/31/20	175,666	174,486
	United States Treasury Note/Bond	2.625%	8/31/20	181,778	182,005
	United States Treasury Note/Bond	1.375%	9/30/20	222,650	218,266
	United States Treasury Note/Bond	2.000%	9/30/20	50,741	50,289
	United States Treasury Note/Bond	2.750%	9/30/20	283,611	284,675
	United States Treasury Note/Bond	1.625%	10/15/20	400,557	394,300
	United States Treasury Note/Bond	1.375%	10/31/20	207,217	203,008
	United States Treasury Note/Bond	1.750%	10/31/20	235,567	232,328
	United States Treasury Note/Bond	2.875%	10/31/20	186,493	187,659
	United States Treasury Note/Bond	1.750%	11/15/20	570,670	562,732
1	United States Treasury Note/Bond	2.625%	11/15/20	853,684	855,152
	United States Treasury Note/Bond	1.625%	11/30/20	404,003	397,373
	United States Treasury Note/Bond	2.000%	11/30/20	336,980	333,873
	United States Treasury Note/Bond	2.750%	11/30/20	88,381	88,781
	United States Treasury Note/Bond	1.875%	12/15/20	97,985	96,821
	United States Treasury Note/Bond	1.750%	12/31/20	196,004	193,217
	United States Treasury Note/Bond	2.375%	12/31/20	302,770	302,107
	United States Treasury Note/Bond	2.500%	12/31/20	13,290	13,290
	United States Treasury Note/Bond	2.000%	1/15/21	641,473	635,058
	United States Treasury Note/Bond	1.375%	1/31/21	431,527	421,684
	United States Treasury Note/Bond	2.125%	1/31/21	114,586	113,708
	United States Treasury Note/Bond	2.250%	2/15/21	482,194	479,634
	United States Treasury Note/Bond	3.625%	2/15/21	386,211	395,140
	United States Treasury Note/Bond	7.875%	2/15/21	209,734	232,771

1

Vanguard® Total Bond Market Index Fund

Schedule of Investments

December 31, 2018

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
United States Treasury Note/Bond	1.125%	2/28/21	148,979	144,696
United States Treasury Note/Bond	2.000%	2/28/21	420,083	415,751
United States Treasury Note/Bond	2.375%	3/15/21	503,983	502,642
United States Treasury Note/Bond	1.250%	3/31/21	709,298	690,459
United States Treasury Note/Bond	2.250%	3/31/21	336,625	334,838
United States Treasury Note/Bond	2.375%	4/15/21	445,074	443,961
United States Treasury Note/Bond	1.375%	4/30/21	192,710	187,923
United States Treasury Note/Bond	2.250%	4/30/21	263,306	262,113
United States Treasury Note/Bond	2.625%	5/15/21	524,973	526,611
United States Treasury Note/Bond	3.125%	5/15/21	371,010	376,516
United States Treasury Note/Bond	8.125%	5/15/21	110	124
United States Treasury Note/Bond	1.375%	5/31/21	471,058	458,914
United States Treasury Note/Bond	2.000%	5/31/21	263,914	261,027
United States Treasury Note/Bond	2.625%	6/15/21	361,111	362,295
United States Treasury Note/Bond	1.125%	6/30/21	363,189	351,556
United States Treasury Note/Bond	2.125%	6/30/21	344,450	341,598
United States Treasury Note/Bond	2.625%	7/15/21	321,986	323,193
United States Treasury Note/Bond	1.125%	7/31/21	554,910	536,182
United States Treasury Note/Bond	2.250%	7/31/21	249,925	248,520
United States Treasury Note/Bond	2.125%	8/15/21	113,948	112,897
United States Treasury Note/Bond	2.750%	8/15/21	741,294	746,394
United States Treasury Note/Bond	8.125%	8/15/21	35,690	40,748
United States Treasury Note/Bond	1.125%	8/31/21	227,781	219,879
United States Treasury Note/Bond	2.000%	8/31/21	408,715	403,671
United States Treasury Note/Bond	2.750%	9/15/21	546,412	550,253
United States Treasury Note/Bond	1.125%	9/30/21	596,186	574,950
United States Treasury Note/Bond	2.125%	9/30/21	365,066	361,642
United States Treasury Note/Bond	2.875%	10/15/21	184,148	186,104
United States Treasury Note/Bond	1.250%	10/31/21	514,864	497,729
United States Treasury Note/Bond	2.000%	10/31/21	278,940	275,322
United States Treasury Note/Bond	2.000%	11/15/21	335,482	331,184
United States Treasury Note/Bond	2.875%	11/15/21	771,193	779,746
United States Treasury Note/Bond	1.750%	11/30/21	132,807	130,151
United States Treasury Note/Bond	1.875%	11/30/21	238,710	234,793
United States Treasury Note/Bond	2.625%	12/15/21	62,338	62,630
United States Treasury Note/Bond	2.000%	12/31/21	12,380	12,214
United States Treasury Note/Bond	2.125%	12/31/21	253,010	250,520
United States Treasury Note/Bond	1.500%	1/31/22	228,760	222,254
United States Treasury Note/Bond	1.875%	1/31/22	391,022	384,058
United States Treasury Note/Bond	2.000%	2/15/22	43,916	43,305
United States Treasury Note/Bond	1.750%	2/28/22	781,447	764,474
United States Treasury Note/Bond	1.875%	2/28/22	531,386	521,837
United States Treasury Note/Bond	1.750%	3/31/22	215,000	210,163
United States Treasury Note/Bond	1.875%	3/31/22	474,650	465,826
United States Treasury Note/Bond	1.750%	4/30/22	240,880	235,311
United States Treasury Note/Bond	1.875%	4/30/22	392,682	385,135
United States Treasury Note/Bond	1.750%	5/31/22	408,715	399,008
United States Treasury Note/Bond	1.875%	5/31/22	229,640	225,118
United States Treasury Note/Bond	1.750%	6/30/22	343,114	334,804
United States Treasury Note/Bond	2.125%	6/30/22	227,735	225,030
United States Treasury Note/Bond	1.875%	7/31/22	530,907	519,960
United States Treasury Note/Bond	2.000%	7/31/22	227,600	223,865
United States Treasury Note/Bond	1.625%	8/15/22	31,980	31,031
United States Treasury Note/Bond	7.250%	8/15/22	3,014	3,506
United States Treasury Note/Bond	1.625%	8/31/22	416,750	404,248
United States Treasury Note/Bond	1.875%	8/31/22	334,913	327,743
United States Treasury Note/Bond	1.750%	9/30/22	303,815	295,791
United States Treasury Note/Bond	1.875%	9/30/22	499,170	488,328
United States Treasury Note/Bond	1.875%	10/31/22	354,240	346,270
United States Treasury Note/Bond	2.000%	10/31/22	388,576	381,714
United States Treasury Note/Bond	1.625%	11/15/22	135,125	130,797
United States Treasury Note/Bond	2.000%	11/30/22	722,075	709,099
United States Treasury Note/Bond	2.125%	12/31/22	867,125	854,933
United States Treasury Note/Bond	1.750%	1/31/23	277,602	269,577

2

Vanguard® Total Bond Market Index Fund

Schedule of Investments

December 31, 2018

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
United States Treasury Note/Bond	2.375%	1/31/23	472,400	470,260
United States Treasury Note/Bond	2.000%	2/15/23	70,831	69,448
United States Treasury Note/Bond	7.125%	2/15/23	163,535	192,767
United States Treasury Note/Bond	1.500%	2/28/23	322,416	309,771
United States Treasury Note/Bond	2.625%	2/28/23	319,461	321,109
United States Treasury Note/Bond	1.500%	3/31/23	508,600	488,256
United States Treasury Note/Bond	2.500%	3/31/23	520,701	520,701
United States Treasury Note/Bond	1.625%	4/30/23	108,332	104,456
United States Treasury Note/Bond	2.750%	4/30/23	261,973	264,674
United States Treasury Note/Bond	1.750%	5/15/23	827,153	801,437
United States Treasury Note/Bond	1.625%	5/31/23	367,450	353,957
United States Treasury Note/Bond	2.750%	5/31/23	186,365	188,432
United States Treasury Note/Bond	1.375%	6/30/23	275,345	262,181
United States Treasury Note/Bond	2.625%	6/30/23	254,388	255,739
United States Treasury Note/Bond	1.250%	7/31/23	270,465	255,757
United States Treasury Note/Bond	2.750%	7/31/23	253,673	256,367
United States Treasury Note/Bond	2.500%	8/15/23	486,760	486,682
United States Treasury Note/Bond	6.250%	8/15/23	208,228	241,838
United States Treasury Note/Bond	1.375%	8/31/23	299,160	284,387
United States Treasury Note/Bond	2.750%	8/31/23	640,016	647,216
United States Treasury Note/Bond	1.375%	9/30/23	327,230	310,715
United States Treasury Note/Bond	2.875%	9/30/23	390,104	396,443
United States Treasury Note/Bond	1.625%	10/31/23	217,345	208,584
United States Treasury Note/Bond	2.875%	10/31/23	390,246	396,833
United States Treasury Note/Bond	2.750%	11/15/23	409,962	414,508
United States Treasury Note/Bond	2.125%	11/30/23	383,475	376,584
United States Treasury Note/Bond	2.875%	11/30/23	339,541	345,537
United States Treasury Note/Bond	2.250%	12/31/23	171,275	169,134
United States Treasury Note/Bond	2.625%	12/31/23	435,450	437,832
United States Treasury Note/Bond	2.250%	1/31/24	184,225	181,865
United States Treasury Note/Bond	2.750%	2/15/24	347,479	351,280
United States Treasury Note/Bond	2.125%	2/29/24	653,624	641,166
United States Treasury Note/Bond	2.125%	3/31/24	243,650	238,853
United States Treasury Note/Bond	2.000%	4/30/24	313,082	304,864
United States Treasury Note/Bond	2.500%	5/15/24	657,918	656,892
United States Treasury Note/Bond	2.000%	5/31/24	360,868	351,226
United States Treasury Note/Bond	2.000%	6/30/24	319,533	310,845
United States Treasury Note/Bond	2.125%	7/31/24	254,475	248,948
United States Treasury Note/Bond	2.375%	8/15/24	491,390	487,012
United States Treasury Note/Bond	1.875%	8/31/24	306,793	296,199
United States Treasury Note/Bond	2.125%	9/30/24	515,058	503,387
United States Treasury Note/Bond	2.250%	10/31/24	282,595	277,958
United States Treasury Note/Bond	2.250%	11/15/24	616,889	606,476
United States Treasury Note/Bond	7.500%	11/15/24	1,325	1,679
United States Treasury Note/Bond	2.125%	11/30/24	610,580	596,079
United States Treasury Note/Bond	2.250%	12/31/24	487,345	478,816
United States Treasury Note/Bond	2.500%	1/31/25	242,130	241,261
United States Treasury Note/Bond	2.000%	2/15/25	324,129	313,543
United States Treasury Note/Bond	7.625%	2/15/25	2,112	2,712
United States Treasury Note/Bond	2.750%	2/28/25	278,661	281,492
United States Treasury Note/Bond	2.625%	3/31/25	335,621	336,618
United States Treasury Note/Bond	2.875%	4/30/25	208,494	212,176
United States Treasury Note/Bond	2.125%	5/15/25	975,222	949,164
United States Treasury Note/Bond	2.875%	5/31/25	277,015	281,863
United States Treasury Note/Bond	2.750%	6/30/25	271,937	274,700
United States Treasury Note/Bond	2.875%	7/31/25	293,610	298,748
United States Treasury Note/Bond	2.000%	8/15/25	670,570	646,577
United States Treasury Note/Bond	6.875%	8/15/25	48,414	60,949
United States Treasury Note/Bond	2.750%	8/31/25	372,190	375,852
United States Treasury Note/Bond	3.000%	9/30/25	380,232	389,974
United States Treasury Note/Bond	3.000%	10/31/25	204,006	209,298
United States Treasury Note/Bond	2.250%	11/15/25	772,537	755,634
United States Treasury Note/Bond	2.875%	11/30/25	275,005	279,947
United States Treasury Note/Bond	2.625%	12/31/25	272,000	272,680

3

Vanguard® Total Bond Market Index Fund

Schedule of Investments

December 31, 2018

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	United States Treasury Note/Bond	1.625%	2/15/26	678,000	634,778
	United States Treasury Note/Bond	1.625%	5/15/26	716,160	668,936
	United States Treasury Note/Bond	1.500%	8/15/26	607,414	560,339
	United States Treasury Note/Bond	6.750%	8/15/26	32,360	41,593
	United States Treasury Note/Bond	2.000%	11/15/26	487,821	465,947
	United States Treasury Note/Bond	6.500%	11/15/26	50,779	64,704
	United States Treasury Note/Bond	2.250%	2/15/27	748,740	727,213
	United States Treasury Note/Bond	2.375%	5/15/27	452,574	443,382
	United States Treasury Note/Bond	2.250%	8/15/27	508,974	492,748
	United States Treasury Note/Bond	6.375%	8/15/27	33,585	43,151
	United States Treasury Note/Bond	2.250%	11/15/27	813,084	785,642
	United States Treasury Note/Bond	2.750%	2/15/28	597,871	601,141
	United States Treasury Note/Bond	2.875%	5/15/28	755,131	767,047
	United States Treasury Note/Bond	2.875%	8/15/28	915,238	929,680
	United States Treasury Note/Bond	5.500%	8/15/28	39,225	48,473
	United States Treasury Note/Bond	3.125%	11/15/28	623,793	647,379
	United States Treasury Note/Bond	5.250%	11/15/28	45,485	55,413
	United States Treasury Note/Bond	5.250%	2/15/29	53,395	65,275
	United States Treasury Note/Bond	6.125%	8/15/29	75,855	99,524
	United States Treasury Note/Bond	6.250%	5/15/30	101,653	136,421
	United States Treasury Note/Bond	5.375%	2/15/31	280,400	356,414
	United States Treasury Note/Bond	4.500%	2/15/36	87,976	108,596
	United States Treasury Note/Bond	4.750%	2/15/37	35,000	44,641
	United States Treasury Note/Bond	5.000%	5/15/37	69,400	91,196
	United States Treasury Note/Bond	4.375%	2/15/38	55,118	67,614
	United States Treasury Note/Bond	4.500%	5/15/38	45,613	56,853
	United States Treasury Note/Bond	3.500%	2/15/39	184,006	201,573
	United States Treasury Note/Bond	4.250%	5/15/39	109,385	132,099
	United States Treasury Note/Bond	4.500%	8/15/39	85,222	106,314
	United States Treasury Note/Bond	4.375%	11/15/39	184,026	226,035
	United States Treasury Note/Bond	4.625%	2/15/40	228,822	290,389
	United States Treasury Note/Bond	4.375%	5/15/40	209,735	257,777
	United States Treasury Note/Bond	3.875%	8/15/40	172,672	198,545
	United States Treasury Note/Bond	4.250%	11/15/40	329,132	398,148
	United States Treasury Note/Bond	4.750%	2/15/41	208,930	270,205
	United States Treasury Note/Bond	4.375%	5/15/41	183,418	226,006
	United States Treasury Note/Bond	3.750%	8/15/41	143,510	162,189
	United States Treasury Note/Bond	3.125%	11/15/41	138,460	141,922
	United States Treasury Note/Bond	3.125%	2/15/42	190,627	195,393
	United States Treasury Note/Bond	3.000%	5/15/42	183,799	184,315
1	United States Treasury Note/Bond	2.750%	8/15/42	515,324	493,825
	United States Treasury Note/Bond	2.750%	11/15/42	647,150	619,646
	United States Treasury Note/Bond	3.125%	2/15/43	324,938	332,148
	United States Treasury Note/Bond	2.875%	5/15/43	483,940	473,129
	United States Treasury Note/Bond	3.625%	8/15/43	384,055	425,640
	United States Treasury Note/Bond	3.750%	11/15/43	293,181	331,570
	United States Treasury Note/Bond	3.625%	2/15/44	412,962	458,454
	United States Treasury Note/Bond	3.375%	5/15/44	279,981	298,530
	United States Treasury Note/Bond	3.125%	8/15/44	320,450	327,509
	United States Treasury Note/Bond	3.000%	11/15/44	350,027	349,919
	United States Treasury Note/Bond	2.500%	2/15/45	415,989	377,443
	United States Treasury Note/Bond	3.000%	5/15/45	559,279	559,452
	United States Treasury Note/Bond	2.875%	8/15/45	391,828	382,522
1	United States Treasury Note/Bond	3.000%	11/15/45	176,185	176,213
	United States Treasury Note/Bond	2.500%	2/15/46	429,975	389,196
	United States Treasury Note/Bond	2.500%	5/15/46	776,992	702,937
	United States Treasury Note/Bond	2.250%	8/15/46	399,311	342,161
	United States Treasury Note/Bond	2.875%	11/15/46	656,620	640,205
	United States Treasury Note/Bond	3.000%	2/15/47	107,835	107,868
	United States Treasury Note/Bond	3.000%	5/15/47	192,429	192,219
	United States Treasury Note/Bond	2.750%	8/15/47	388,136	368,791
	United States Treasury Note/Bond	2.750%	11/15/47	460,604	437,288
	United States Treasury Note/Bond	3.000%	2/15/48	600,541	599,226
	United States Treasury Note/Bond	3.125%	5/15/48	543,609	556,009

4

Vanguard® Total Bond Market Index Fund

Schedule of Investments

December 31, 2018

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	United States Treasury Note/Bond	3.000%	8/15/48	518,899	518,333
	United States Treasury Note/Bond	3.375%	11/15/48	307,300	329,868
					84,580,036
Agency Bonds and Notes (1.4%)
2	AID-Iraq	2.149%	1/18/22	10,900	10,767
2	AID-Israel	5.500%	9/18/23	542	609
2	AID-Israel	5.500%	12/4/23	4,768	5,377
2	AID-Israel	5.500%	4/26/24	20,405	23,144
2	AID-Jordan	2.503%	10/30/20	10,100	10,074
2	AID-Jordan	2.578%	6/30/22	3,400	3,390
2	AID-Jordan	3.000%	6/30/25	5,200	5,060
2	AID-Tunisia	2.452%	7/24/21	3,275	3,262
2	AID-Tunisia	1.416%	8/5/21	3,860	3,740
2	AID-Ukraine	1.847%	5/29/20	11,500	11,385
2	AID-Ukraine	1.471%	9/29/21	10,100	9,749
3	Federal Farm Credit Banks	2.375%	3/27/20	7,300	7,279
3	Federal Farm Credit Banks	2.550%	5/15/20	10,000	9,991
3	Federal Farm Credit Banks	1.680%	10/13/20	11,125	10,952
3	Federal Farm Credit Banks	3.050%	11/15/21	7,650	7,759
3	Federal Farm Credit Banks	3.500%	12/20/23	5,000	5,197
3	Federal Home Loan Banks	2.125%	2/11/20	56,525	56,211
3	Federal Home Loan Banks	1.875%	3/13/20	795	788
3	Federal Home Loan Banks	4.125%	3/13/20	8,100	8,243
3	Federal Home Loan Banks	2.375%	3/30/20	44,250	44,120
3	Federal Home Loan Banks	2.625%	5/28/20	72,000	72,009
3	Federal Home Loan Banks	3.375%	6/12/20	25,725	26,013
3	Federal Home Loan Banks	1.375%	9/28/20	26,600	26,058
3	Federal Home Loan Banks	2.625%	10/1/20	133,450	133,549
3	Federal Home Loan Banks	5.250%	12/11/20	6,850	7,194
3	Federal Home Loan Banks	1.375%	2/18/21	24,475	23,868
3	Federal Home Loan Banks	2.250%	6/11/21	30,750	30,548
3	Federal Home Loan Banks	5.625%	6/11/21	19,450	20,867
3	Federal Home Loan Banks	1.125%	7/14/21	58,490	56,487
3	Federal Home Loan Banks	3.000%	10/12/21	77,000	77,965
3	Federal Home Loan Banks	1.875%	11/29/21	73,000	71,669
3	Federal Home Loan Banks	2.125%	3/10/23	26,920	26,417
3	Federal Home Loan Banks	2.875%	6/14/24	40,400	40,719
3	Federal Home Loan Banks	5.375%	8/15/24	24,750	28,114
3	Federal Home Loan Banks	2.875%	9/13/24	14,985	15,069
3	Federal Home Loan Banks	3.250%	11/16/28	23,565	24,032
3	Federal Home Loan Banks	5.500%	7/15/36	19,780	25,474
4	Federal Home Loan Mortgage Corp.	1.500%	1/17/20	91,400	90,341
4	Federal Home Loan Mortgage Corp.	1.375%	4/20/20	22,187	21,837
4	Federal Home Loan Mortgage Corp.	2.500%	4/23/20	66,454	66,354
4	Federal Home Loan Mortgage Corp.	1.375%	5/1/20	43,383	42,683
4	Federal Home Loan Mortgage Corp.	1.625%	9/29/20	14,000	13,773
4	Federal Home Loan Mortgage Corp.	1.875%	11/17/20	48,739	48,114
4	Federal Home Loan Mortgage Corp.	2.375%	2/16/21	62,000	61,738
4	Federal Home Loan Mortgage Corp.	1.125%	8/12/21	25,000	24,118
4	Federal Home Loan Mortgage Corp.	2.375%	1/13/22	198,274	197,273
4	Federal Home Loan Mortgage Corp.	2.750%	6/19/23	50,000	50,319
4	Federal Home Loan Mortgage Corp.	6.750%	9/15/29	3,706	4,931
4	Federal Home Loan Mortgage Corp.	6.750%	3/15/31	90,254	123,110
4	Federal Home Loan Mortgage Corp.	6.250%	7/15/32	9,129	12,233
4	Federal National Mortgage Assn.	1.625%	1/21/20	30,800	30,479
4	Federal National Mortgage Assn.	1.500%	2/28/20	18,975	18,731
4	Federal National Mortgage Assn.	1.500%	6/22/20	53,950	53,113
4	Federal National Mortgage Assn.	1.500%	7/30/20	23,150	22,766
4	Federal National Mortgage Assn.	2.875%	10/30/20	27,798	27,943
4	Federal National Mortgage Assn.	1.500%	11/30/20	28,711	28,136
4	Federal National Mortgage Assn.	1.875%	12/28/20	40,000	39,457
4	Federal National Mortgage Assn.	1.375%	2/26/21	32,145	31,340
4	Federal National Mortgage Assn.	2.500%	4/13/21	44,150	44,071
4	Federal National Mortgage Assn.	2.750%	6/22/21	29,488	29,643

5

Vanguard® Total Bond Market Index Fund

Schedule of Investments

December 31, 2018

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
4	Federal National Mortgage Assn.	1.250%	8/17/21	30,300	29,321
4	Federal National Mortgage Assn.	1.375%	10/7/21	60,000	58,162
4	Federal National Mortgage Assn.	2.000%	1/5/22	103,000	101,372
4	Federal National Mortgage Assn.	1.875%	4/5/22	22,275	21,808
4	Federal National Mortgage Assn.	2.000%	10/5/22	18,525	18,162
4	Federal National Mortgage Assn.	2.375%	1/19/23	33,510	33,238
4	Federal National Mortgage Assn.	2.875%	9/12/23	23,000	23,269
4	Federal National Mortgage Assn.	2.625%	9/6/24	114,770	114,271
4	Federal National Mortgage Assn.	2.125%	4/24/26	34,025	32,438
4	Federal National Mortgage Assn.	1.875%	9/24/26	44,975	41,875
4	Federal National Mortgage Assn.	6.250%	5/15/29	4,745	6,073
4	Federal National Mortgage Assn.	7.125%	1/15/30	26,389	36,234
4	Federal National Mortgage Assn.	7.250%	5/15/30	47,677	66,534
4	Federal National Mortgage Assn.	6.625%	11/15/30	24,700	33,185
4	Federal National Mortgage Assn.	5.625%	7/15/37	7,765	10,188
	Private Export Funding Corp.	2.250%	3/15/20	8,000	7,966
	Private Export Funding Corp.	2.300%	9/15/20	2,475	2,462
	Private Export Funding Corp.	4.300%	12/15/21	10,975	11,486
	Private Export Funding Corp.	2.800%	5/15/22	2,625	2,630
	Private Export Funding Corp.	2.050%	11/15/22	8,335	8,123
	Private Export Funding Corp.	3.550%	1/15/24	4,200	4,348
	Private Export Funding Corp.	2.450%	7/15/24	8,300	8,137
	Private Export Funding Corp.	3.250%	6/15/25	2,475	2,520
	Resolution Funding Corp.	8.875%	7/15/20	180	197
	Resolution Funding Corp.	8.625%	1/15/30	110	165
3	Tennessee Valley Authority	2.250%	3/15/20	11,825	11,766
3	Tennessee Valley Authority	3.875%	2/15/21	10,915	11,193
3	Tennessee Valley Authority	1.875%	8/15/22	7,300	7,123
3	Tennessee Valley Authority	2.875%	9/15/24	9,637	9,691
3	Tennessee Valley Authority	6.750%	11/1/25	17,306	21,340
3	Tennessee Valley Authority	2.875%	2/1/27	29,750	29,536
3	Tennessee Valley Authority	7.125%	5/1/30	27,165	37,336
3	Tennessee Valley Authority	4.700%	7/15/33	7,950	9,166
3	Tennessee Valley Authority	4.650%	6/15/35	15,169	17,438
3	Tennessee Valley Authority	5.880%	4/1/36	10,200	13,368
3	Tennessee Valley Authority	6.150%	1/15/38	920	1,260
3	Tennessee Valley Authority	5.500%	6/15/38	2,550	3,236
3	Tennessee Valley Authority	5.250%	9/15/39	17,590	21,945
3	Tennessee Valley Authority	4.875%	1/15/48	6,951	8,552
3	Tennessee Valley Authority	5.375%	4/1/56	6,250	8,514
3	Tennessee Valley Authority	4.625%	9/15/60	7,468	9,075
3	Tennessee Valley Authority	4.250%	9/15/65	14,725	16,768
					2,937,123
Conventional Mortgage-Backed Securities (22.2%)
4,5	Fannie Mae Pool	2.000%	11/1/27–11/1/31	111,305	107,086
4,5	Fannie Mae Pool	2.500%	11/1/26–10/1/46	1,101,649	1,077,854
4,5	Fannie Mae Pool	3.000%	9/1/20–1/1/49	4,144,238	4,079,874
4,5,6	Fannie Mae Pool	3.500%	9/1/20–1/1/49	5,379,406	5,399,406
4,5,6	Fannie Mae Pool	4.000%	1/1/19–2/1/49	4,739,642	4,845,343
4,5,6	Fannie Mae Pool	4.500%	1/1/19–1/1/49	1,963,862	2,042,307
4,5,6	Fannie Mae Pool	5.000%	1/1/19–1/1/49	547,890	578,556
4,5	Fannie Mae Pool	5.500%	1/1/19–2/1/42	368,581	394,485
4,5	Fannie Mae Pool	6.000%	2/1/19–5/1/41	238,051	256,708
4,5	Fannie Mae Pool	6.500%	10/1/21–10/1/39	64,811	69,808
4,5	Fannie Mae Pool	7.000%	10/1/22–11/1/38	18,498	20,829
4,5	Fannie Mae Pool	7.500%	11/1/22–12/1/32	1,659	1,809
4,5	Fannie Mae Pool	8.000%	11/1/21–9/1/31	569	621
4,5	Fannie Mae Pool	8.500%	12/1/19–5/1/32	248	274
4,5	Fannie Mae Pool	9.000%	12/1/20–8/1/30	55	60
4,5	Fannie Mae Pool	9.500%	1/1/20–11/1/25	77	87

6

Vanguard® Total Bond Market Index Fund

Schedule of Investments

December 31, 2018

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
4,5	Freddie Mac Gold Pool	2.000%	1/1/28–12/1/31	57,519	55,042
4,5	Freddie Mac Gold Pool	2.500%	6/1/22–10/1/46	816,089	798,421
4,5	Freddie Mac Gold Pool	3.000%	3/1/21–1/1/49	2,911,861	2,865,908
4,5	Freddie Mac Gold Pool	3.500%	9/1/20–1/1/49	3,558,540	3,570,225
4,5,6	Freddie Mac Gold Pool	4.000%	2/1/19–1/1/49	2,860,673	2,923,371
4,5,6	Freddie Mac Gold Pool	4.500%	1/1/19–1/1/49	1,177,351	1,223,944
4,5,6	Freddie Mac Gold Pool	5.000%	2/1/19–1/1/49	325,341	343,269
4,5	Freddie Mac Gold Pool	5.500%	3/1/19–6/1/41	197,005	211,369
4,5	Freddie Mac Gold Pool	6.000%	1/1/19–5/1/40	103,433	112,010
4,5	Freddie Mac Gold Pool	6.500%	3/1/22–9/1/39	31,033	33,778
4,5	Freddie Mac Gold Pool	7.000%	10/1/20–12/1/38	11,598	13,104
4,5	Freddie Mac Gold Pool	7.500%	9/1/22–2/1/32	892	991
4,5	Freddie Mac Gold Pool	8.000%	7/1/20–12/1/31	1,053	1,160
4,5	Freddie Mac Gold Pool	8.500%	3/1/21–7/1/31	195	218
4,5	Freddie Mac Gold Pool	9.000%	11/1/20–3/1/31	169	182
4,5	Freddie Mac Gold Pool	9.500%	8/1/20–6/1/25	4	4
4,5	Freddie Mac Gold Pool	10.000%	3/1/21–4/1/25	1	1
4,5	Freddie Mac Non Gold Pool	9.500%	3/1/20	1	1
5	Ginnie Mae I Pool	3.000%	1/15/26–3/15/45	158,045	156,127
5	Ginnie Mae I Pool	3.500%	11/15/25–3/15/45	192,656	194,535
5	Ginnie Mae I Pool	4.000%	6/15/24–1/1/49	275,632	283,526
5,6	Ginnie Mae I Pool	4.500%	5/15/19–1/1/49	275,741	288,941
5	Ginnie Mae I Pool	4.750%	8/15/33	12	12
5	Ginnie Mae I Pool	5.000%	5/15/19–4/15/41	138,733	146,358
5	Ginnie Mae I Pool	5.500%	6/15/19–2/15/41	78,029	83,035
5	Ginnie Mae I Pool	6.000%	11/15/22–6/15/41	62,153	66,895
5	Ginnie Mae I Pool	6.500%	9/15/23–1/15/39	14,444	15,488
5	Ginnie Mae I Pool	7.000%	9/15/22–9/15/36	3,830	4,182
5	Ginnie Mae I Pool	7.500%	9/15/22–6/15/32	1,674	1,806
5	Ginnie Mae I Pool	7.750%	2/15/30	1	1
5	Ginnie Mae I Pool	8.000%	1/15/22–12/15/30	1,127	1,218
5	Ginnie Mae I Pool	8.250%	6/15/27	1	1
5	Ginnie Mae I Pool	8.500%	2/15/20–3/15/31	246	260
5	Ginnie Mae I Pool	9.000%	10/15/19–1/15/31	228	238
5	Ginnie Mae I Pool	9.500%	4/15/19–9/15/25	29	32
5	Ginnie Mae I Pool	10.000%	4/15/19–2/15/25	1	1
5	Ginnie Mae I Pool	10.500%	6/15/20–2/15/25	1	1
5	Ginnie Mae II Pool	2.500%	6/20/27–12/20/46	125,605	120,717
5	Ginnie Mae II Pool	3.000%	10/20/26–1/1/49	2,821,384	2,789,548
5,6	Ginnie Mae II Pool	3.500%	9/20/25–1/1/49	4,725,206	4,773,035
5,6	Ginnie Mae II Pool	4.000%	9/20/25–1/1/49	3,000,627	3,085,631
5,6	Ginnie Mae II Pool	4.500%	12/20/20–1/1/49	1,488,751	1,548,533
5,6	Ginnie Mae II Pool	5.000%	12/20/32–1/1/49	505,755	532,168
5	Ginnie Mae II Pool	5.500%	8/20/23–5/20/45	106,499	112,188
5	Ginnie Mae II Pool	6.000%	7/20/23–12/20/41	36,367	38,899
5	Ginnie Mae II Pool	6.500%	3/20/31–9/20/40	15,566	17,401
5	Ginnie Mae II Pool	7.000%	3/20/28–11/20/38	2,284	2,644
5	Ginnie Mae II Pool	7.500%	8/20/30	3	4
5	Ginnie Mae II Pool	8.500%	10/20/30	8	9
					45,291,539
Nonconventional Mortgage-Backed Securities (0.1%)
4,5	Fannie Mae Pool	2.130%	3/1/43	6,091	6,034
4,5	Fannie Mae Pool	2.179%	6/1/43	4,398	4,378
4,5	Fannie Mae Pool	2.199%	10/1/42	2,311	2,413
4,5	Fannie Mae Pool	2.270%	7/1/43	6,909	6,758
4,5	Fannie Mae Pool	2.389%	10/1/42	2,361	2,353
4,5	Fannie Mae Pool	2.429%	9/1/43	725	718
4,5,7	Fannie Mae Pool	2.728%	3/1/42	2,809	2,941
4,5,7	Fannie Mae Pool	3.143%	1/1/35	100	104
4,5,7	Fannie Mae Pool	3.325%	2/1/37	2	2
4,5	Fannie Mae Pool	3.362%	8/1/42	3,231	3,206
4,5,8	Fannie Mae Pool	3.375%	9/1/43	3,572	3,622
4,5	Fannie Mae Pool	3.492%	4/1/41	1,218	1,215
4,5,9	Fannie Mae Pool	3.530%	12/1/37	658	679

7

Vanguard® Total Bond Market Index Fund

Schedule of Investments

December 31, 2018

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
4,5,7	Fannie Mae Pool	3.557%	2/1/36	572	582
4,5,7	Fannie Mae Pool	3.560%	12/1/40	981	1,027
4,5,8	Fannie Mae Pool	3.563%	4/1/37	1,010	1,044
4,5,7	Fannie Mae Pool	3.627%	3/1/38	112	115
4,5,7	Fannie Mae Pool	3.660%	2/1/36	296	315
4,5,7	Fannie Mae Pool	3.689%	12/1/41	1,294	1,326
4,5,7	Fannie Mae Pool	3.690%	2/1/41	630	631
4,5,7	Fannie Mae Pool	3.744%	12/1/40	741	778
4,5,7	Fannie Mae Pool	3.753%	2/1/41	649	679
4,5,7	Fannie Mae Pool	3.756%	4/1/36	327	340
4,5,7	Fannie Mae Pool	3.769%	2/1/41	759	798
4,5,7	Fannie Mae Pool	3.785%	1/1/40	806	833
4,5,7	Fannie Mae Pool	3.803%	4/1/37	111	116
4,5,7	Fannie Mae Pool	3.844%	5/1/35	278	291
4,5,7	Fannie Mae Pool	3.846%	1/1/35	1	1
4,5,7	Fannie Mae Pool	3.879%	1/1/37–3/1/41	1,750	1,837
4,5,8	Fannie Mae Pool	3.895%	5/1/42	2,598	2,703
4,5,7	Fannie Mae Pool	3.913%	5/1/42	225	234
4,5,7,9	Fannie Mae Pool	3.920%	1/1/35–4/1/37	479	509
4,5,8	Fannie Mae Pool	3.929%	8/1/39	1,486	1,518
4,5,7	Fannie Mae Pool	3.947%	1/1/42	1,595	1,643
4,5,7	Fannie Mae Pool	3.948%	3/1/41	1,302	1,382
4,5,8	Fannie Mae Pool	3.952%	7/1/34	154	162
4,5,7	Fannie Mae Pool	4.013%	9/1/37	1,499	1,535
4,5,7	Fannie Mae Pool	4.029%	1/1/42	1,326	1,388
4,5,7	Fannie Mae Pool	4.049%	4/1/37	92	99
4,5,9	Fannie Mae Pool	4.067%	12/1/36	11	12
4,5,7	Fannie Mae Pool	4.070%	5/1/40	606	624
4,5,9	Fannie Mae Pool	4.097%	5/1/36	47	50
4,5,7	Fannie Mae Pool	4.130%	10/1/37	596	611
4,5,9	Fannie Mae Pool	4.143%	5/1/33	3	3
4,5,8	Fannie Mae Pool	4.159%	7/1/42	956	1,023
4,5,7	Fannie Mae Pool	4.217%	1/1/37	34	36
4,5,7	Fannie Mae Pool	4.221%	5/1/40	284	292
4,5,7	Fannie Mae Pool	4.269%	7/1/36	397	409
4,5,7	Fannie Mae Pool	4.278%	4/1/36	80	81
4,5,7	Fannie Mae Pool	4.284%	4/1/37	338	354
4,5,8	Fannie Mae Pool	4.298%	12/1/43	1,971	2,109
4,5,7	Fannie Mae Pool	4.317%	5/1/41–6/1/42	3,322	3,458
4,5,8	Fannie Mae Pool	4.340%	8/1/37	580	608
4,5,7	Fannie Mae Pool	4.362%	8/1/35	835	883
4,5,7	Fannie Mae Pool	4.367%	10/1/34	8	8
4,5,7	Fannie Mae Pool	4.376%	6/1/41	368	386
4,5,7	Fannie Mae Pool	4.410%	9/1/40	442	466
4,5,7	Fannie Mae Pool	4.415%	6/1/36	41	43
4,5,7	Fannie Mae Pool	4.425%	11/1/34	469	498
4,5,7	Fannie Mae Pool	4.428%	12/1/33	321	339
4,5,7	Fannie Mae Pool	4.429%	7/1/35	484	507
4,5,7	Fannie Mae Pool	4.437%	10/1/37	1,039	1,067
4,5,7	Fannie Mae Pool	4.440%	9/1/42	2,036	2,117
4,5,7	Fannie Mae Pool	4.444%	12/1/40	684	716
4,5,7	Fannie Mae Pool	4.445%	7/1/39	263	273
4,5,7	Fannie Mae Pool	4.452%	7/1/41	3,037	3,192
4,5,7	Fannie Mae Pool	4.461%	11/1/33	231	244
4,5,7	Fannie Mae Pool	4.463%	3/1/42	632	675
4,5,7	Fannie Mae Pool	4.469%	8/1/40	646	675
4,5,8	Fannie Mae Pool	4.472%	7/1/37	303	321
4,5,9	Fannie Mae Pool	4.488%	7/1/38	230	242
4,5,7	Fannie Mae Pool	4.490%	11/1/39	681	709
4,5,9	Fannie Mae Pool	4.503%	12/1/35	768	810
4,5,7	Fannie Mae Pool	4.510%	11/1/36	206	217
4,5,7	Fannie Mae Pool	4.526%	10/1/39	577	599
4,5,7	Fannie Mae Pool	4.537%	5/1/36	83	84
4,5,7	Fannie Mae Pool	4.552%	10/1/40	618	649

8

Vanguard® Total Bond Market Index Fund

Schedule of Investments

December 31, 2018

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
4,5,8	Fannie Mae Pool	4.558%	2/1/42	1,786	1,901
4,5,7	Fannie Mae Pool	4.566%	9/1/40	1,469	1,545
4,5,7	Fannie Mae Pool	4.572%	11/1/39	328	346
4,5,7	Fannie Mae Pool	4.576%	7/1/38	298	304
4,5,7	Fannie Mae Pool	4.580%	6/1/41	1,131	1,191
4,5,7	Fannie Mae Pool	4.581%	9/1/34	300	307
4,5,7	Fannie Mae Pool	4.590%	8/1/39	542	570
4,5,9	Fannie Mae Pool	4.643%	9/1/33	3	4
4,5,7	Fannie Mae Pool	4.649%	11/1/41	1,027	1,082
4,5,7	Fannie Mae Pool	4.654%	12/1/39	974	1,011
4,5,7	Fannie Mae Pool	4.657%	12/1/41	1,208	1,276
4,5,7	Fannie Mae Pool	4.680%	11/1/41	1,289	1,370
4,5,7	Fannie Mae Pool	4.685%	9/1/33–10/1/40	1,668	1,743
4,5,9	Fannie Mae Pool	4.689%	12/1/35	4	4
4,5,7	Fannie Mae Pool	4.690%	11/1/40–12/1/40	1,494	1,571
4,5,7	Fannie Mae Pool	4.695%	10/1/36	289	310
4,5,7	Fannie Mae Pool	4.711%	10/1/37	58	62
4,5,9	Fannie Mae Pool	4.775%	11/1/32	9	9
4,5,7	Fannie Mae Pool	4.810%	11/1/33	653	701
4,5	Freddie Mac Non Gold Pool	2.407%	5/1/42	516	513
4,5	Freddie Mac Non Gold Pool	2.838%	2/1/42	968	968
4,5,7	Freddie Mac Non Gold Pool	3.375%	1/1/38	83	88
4,5,7	Freddie Mac Non Gold Pool	3.496%	1/1/35	82	88
4,5,7	Freddie Mac Non Gold Pool	3.546%	3/1/37	33	35
4,5,7	Freddie Mac Non Gold Pool	3.548%	12/1/40	1,488	1,539
4,5,7	Freddie Mac Non Gold Pool	3.550%	4/1/37	4	4
4,5,7	Freddie Mac Non Gold Pool	3.577%	2/1/37	199	211
4,5,7	Freddie Mac Non Gold Pool	3.630%	12/1/40	194	201
4,5,7	Freddie Mac Non Gold Pool	3.731%	1/1/41	1,064	1,109
4,5,7	Freddie Mac Non Gold Pool	3.735%	10/1/37	55	56
4,5,7	Freddie Mac Non Gold Pool	3.776%	1/1/41	301	316
4,5,7	Freddie Mac Non Gold Pool	3.808%	5/1/33	19	19
4,5,7	Freddie Mac Non Gold Pool	3.818%	3/1/36	17	18
4,5,7	Freddie Mac Non Gold Pool	3.825%	3/1/37	118	120
4,5,8	Freddie Mac Non Gold Pool	3.855%	5/1/37–6/1/37	360	367
4,5,7	Freddie Mac Non Gold Pool	3.875%	4/1/33	2	2
4,5,7	Freddie Mac Non Gold Pool	3.880%	3/1/41	307	324
4,5,7	Freddie Mac Non Gold Pool	3.896%	8/1/37	53	53
4,5,7	Freddie Mac Non Gold Pool	3.900%	2/1/41	409	433
4,5,7	Freddie Mac Non Gold Pool	3.910%	2/1/41	1,003	1,060
4,5,7	Freddie Mac Non Gold Pool	3.938%	3/1/37	631	667
4,5,9	Freddie Mac Non Gold Pool	3.967%	2/1/36	294	306
4,5,9	Freddie Mac Non Gold Pool	4.003%	10/1/36	540	581
4,5,7	Freddie Mac Non Gold Pool	4.025%	4/1/35	6	7
4,5,7	Freddie Mac Non Gold Pool	4.063%	7/1/35	286	299
4,5,8	Freddie Mac Non Gold Pool	4.070%	3/1/37	149	156
4,5,7	Freddie Mac Non Gold Pool	4.079%	2/1/42	445	464
4,5,7	Freddie Mac Non Gold Pool	4.108%	1/1/37	408	432
4,5,7,9	Freddie Mac Non Gold Pool	4.125%	6/1/35–5/1/38	72	75
4,5,7	Freddie Mac Non Gold Pool	4.126%	3/1/38	117	122
4,5,9	Freddie Mac Non Gold Pool	4.148%	6/1/36	9	9
4,5,8	Freddie Mac Non Gold Pool	4.165%	1/1/37	697	732
4,5,7	Freddie Mac Non Gold Pool	4.220%	6/1/37	774	820
4,5,9	Freddie Mac Non Gold Pool	4.231%	5/1/36	646	675
4,5,7	Freddie Mac Non Gold Pool	4.255%	5/1/40	360	371
4,5,7	Freddie Mac Non Gold Pool	4.257%	11/1/43	827	851
4,5,9	Freddie Mac Non Gold Pool	4.278%	6/1/34	2	3
4,5,7	Freddie Mac Non Gold Pool	4.304%	9/1/37	766	783
4,5,7	Freddie Mac Non Gold Pool	4.400%	12/1/36	407	430
4,5,9	Freddie Mac Non Gold Pool	4.423%	3/1/37	94	93
4,5,7	Freddie Mac Non Gold Pool	4.433%	5/1/40	239	246
4,5,7	Freddie Mac Non Gold Pool	4.444%	6/1/41	80	83
4,5,7	Freddie Mac Non Gold Pool	4.451%	5/1/37	979	1,007

9

Vanguard® Total Bond Market Index Fund

Schedule of Investments

December 31, 2018

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
4,5,7	Freddie Mac Non Gold Pool	4.473%	12/1/35	646	678
4,5,7	Freddie Mac Non Gold Pool	4.479%	6/1/40	745	779
4,5,7	Freddie Mac Non Gold Pool	4.485%	10/1/37	654	673
4,5,7	Freddie Mac Non Gold Pool	4.497%	3/1/36	4	4
4,5,9	Freddie Mac Non Gold Pool	4.500%	8/1/34	1	1
4,5,7	Freddie Mac Non Gold Pool	4.515%	6/1/40	963	984
4,5,7	Freddie Mac Non Gold Pool	4.544%	6/1/41	444	457
4,5,9	Freddie Mac Non Gold Pool	4.548%	11/1/36	256	264
4,5,7	Freddie Mac Non Gold Pool	4.554%	3/1/42	1,132	1,189
4,5,7	Freddie Mac Non Gold Pool	4.587%	12/1/34	9	9
4,5,7	Freddie Mac Non Gold Pool	4.590%	6/1/37	74	78
4,5,7	Freddie Mac Non Gold Pool	4.617%	12/1/36	452	462
4,5,7	Freddie Mac Non Gold Pool	4.618%	12/1/39	253	267
4,5,7	Freddie Mac Non Gold Pool	4.630%	6/1/40	560	574
4,5,7	Freddie Mac Non Gold Pool	4.635%	7/1/38	347	352
4,5,7	Freddie Mac Non Gold Pool	4.638%	8/1/37	270	280
4,5,7	Freddie Mac Non Gold Pool	4.640%	12/1/36	199	213
4,5,7	Freddie Mac Non Gold Pool	4.641%	9/1/40	905	946
4,5,7	Freddie Mac Non Gold Pool	4.703%	12/1/34	312	317
4,5,9	Freddie Mac Non Gold Pool	4.711%	12/1/34	31	32
4,5,9	Freddie Mac Non Gold Pool	4.744%	11/1/34	912	952
4,5,7	Freddie Mac Non Gold Pool	4.755%	11/1/40	149	154
4,5,7	Freddie Mac Non Gold Pool	4.775%	11/1/40	934	961
4,5,9	Freddie Mac Non Gold Pool	4.909%	11/1/33	2	2
5,9	Ginnie Mae II Pool	3.125%	10/20/38–12/20/42	9,758	10,092
5,9	Ginnie Mae II Pool	3.375%	1/20/41–3/20/43	10,577	10,883
5	Ginnie Mae II Pool	3.500%	12/20/43–1/20/44	2,002	2,001
5,9	Ginnie Mae II Pool	3.625%	6/20/29–6/20/43	6,755	6,936
5,9	Ginnie Mae II Pool	3.750%	7/20/41–8/20/41	2,182	2,248
5,9	Ginnie Mae II Pool	4.000%	7/20/38	183	182
5,9	Ginnie Mae II Pool	4.125%	5/20/41	730	754
5,9	Ginnie Mae II Pool	4.250%	5/20/41	276	285
					157,751
Total U.S. Government and Agency Obligations (Cost $134,506,789)					132,966,449
Asset-Backed/Commercial Mortgage-Backed Securities (2.6%)
5	Ally Auto Receivables Trust 2015-1	1.750%	5/15/20	772	772
5	Ally Auto Receivables Trust 2015-2	1.840%	6/15/20	1,408	1,406
5	Ally Auto Receivables Trust 2017-4	1.750%	12/15/21	9,056	8,966
5	Ally Auto Receivables Trust 2017-4	1.960%	7/15/22	3,128	3,069
5	Ally Auto Receivables Trust 2018-1	2.350%	6/15/22	6,025	5,977
5	Ally Auto Receivables Trust 2018-1	2.530%	2/15/23	1,825	1,814
5	Ally Auto Receivables Trust 2018-3	3.000%	1/17/23	1,750	1,750
5	Ally Auto Receivables Trust 2018-3	3.120%	7/17/23	2,375	2,394
5	Ally Master Owner Trust Series 2018-1	2.700%	1/17/23	23,500	23,304
5	Ally Master Owner Trust Series 2018-2	3.290%	5/15/23	6,275	6,312
5	American Express Credit Account Master Trust 2017-1	1.930%	9/15/22	14,900	14,722
5	American Express Credit Account Master Trust 2017-3	1.770%	11/15/22	8,500	8,370
5	American Express Credit Account Master Trust 2017-6	2.040%	5/15/23	21,800	21,492
5	American Express Credit Account Master Trust 2017-7	2.350%	5/15/25	13,300	13,057
5	American Express Credit Account Master Trust 2018-1	2.670%	10/17/22	15,725	15,670
5	American Express Credit Account Master Trust 2018-2	3.010%	10/15/25	14,150	14,268
5	American Express Credit Account Master Trust 2018-4	2.990%	12/15/23	18,000	18,043
5	American Express Credit Account Master Trust 2018-8	3.180%	4/15/24	2,200	2,214
5	AmeriCredit Automobile Receivables Trust 2016-3	1.460%	5/10/21	1,735	1,727
5	AmeriCredit Automobile Receivables Trust 2017-3	1.900%	3/18/22	4,570	4,521
5	AmeriCredit Automobile Receivables Trust 2018-1	3.070%	12/19/22	5,250	5,248
5	AmeriCredit Automobile Receivables Trust 2018-1	3.260%	1/18/24	3,150	3,160
5	AmeriCredit Automobile Receivables Trust 2018-1	3.500%	1/18/24	2,100	2,118
5	BA Credit Card Trust 2017-A1	1.950%	8/15/22	14,500	14,329
5	BA Credit Card Trust 2018-A1	2.700%	7/17/23	26,500	26,387
5	Banc of America Commercial Mortgage Trust 2015-UBS7	3.429%	9/15/48	2,350	2,376

10

Vanguard® Total Bond Market Index Fund

Schedule of Investments

December 31, 2018

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
5	Banc of America Commercial Mortgage Trust 2015-UBS7	3.705%	9/15/48	4,100	4,120
5	Banc of America Commercial Mortgage Trust 2017-BNK3	3.574%	2/15/50	9,108	9,064
5	Banc of America Commercial Mortgage Trust 2017-BNK3	3.748%	2/15/50	3,542	3,455
5	BANK 2017 - BNK5	3.390%	6/15/60	9,750	9,558
5	BANK 2017 - BNK5	3.624%	6/15/60	4,450	4,370
5	BANK 2017 - BNK6	3.518%	7/15/60	3,388	3,352
5	BANK 2017 - BNK6	3.741%	7/15/60	3,388	3,331
5	BANK 2017 - BNK7	3.175%	9/15/60	5,925	5,696
5	BANK 2017 - BNK7	3.435%	9/15/60	3,675	3,603
5	BANK 2017 - BNK7	3.748%	9/15/60	4,100	4,048
5	BANK 2017 - BNK8	3.488%	11/15/50	8,000	7,870
5	BANK 2017 - BNK8	3.731%	11/15/50	1,325	1,302
5	BANK 2017 - BNK9	3.279%	11/15/54	8,000	7,806
5	BANK 2017 - BNK9	3.538%	11/15/54	8,000	7,898
5	BANK 2018 - BN11	4.046%	3/15/61	5,550	5,683
5	BANK 2018 - BN12	4.255%	5/15/61	6,550	6,815
5	BANK 2018 - BN12	4.361%	5/15/61	2,100	2,177
5	BANK 2018 - BN13	4.217%	8/15/61	2,200	2,283
5	BANK 2018 - BN14	4.231%	9/15/60	5,750	5,974
5	BANK 2018 - BN15	4.407%	11/15/61	7,690	8,133
5	BANK 2018 - BNK10	3.641%	2/15/61	1,802	1,818
5	BANK 2018 - BNK10	3.688%	2/15/61	13,650	13,626
5	BANK 2018 - BNK10	3.898%	2/15/61	2,100	2,089
5	BANK 2018 - BNK14	4.128%	9/15/60	3,425	3,561
5	BANK 2018 - BNK14	4.481%	9/15/60	1,550	1,608
5	Bank Of America Credit Card Trust 2018-A2	3.000%	9/15/23	23,450	23,497
	Bank of Nova Scotia	1.850%	4/14/20	24,700	24,339
	Bank of Nova Scotia	1.875%	4/26/21	8,800	8,580
5	Barclays Dryrock Issuance Trust 2016-1	1.520%	5/16/22	8,050	7,985
5	BBCMS Mortgage Trust 2017-C1	3.674%	2/15/50	17,475	17,318
5	BBCMS Mortgage Trust 2017-C1	3.898%	2/15/50	4,675	4,682
5	BBCMS Mortgage Trust 2018-C2	4.314%	12/15/51	8,350	8,728
5	Bear Stearns Commercial Mortgage Securities Trust 2007-TOP26	5.465%	1/12/45	1,187	1,187
5	BENCHMARK 2018-B1 Mortgage Trust	3.666%	1/15/51	6,000	6,003
5	BENCHMARK 2018-B1 Mortgage Trust	3.878%	1/15/51	2,600	2,571
5	BENCHMARK 2018-B2 Mortgage Trust	3.662%	2/15/51	6,050	6,133
5	BENCHMARK 2018-B2 Mortgage Trust	3.882%	2/15/51	17,575	17,870
5	BENCHMARK 2018-B2 Mortgage Trust	4.084%	2/15/51	8,225	8,253
5	BENCHMARK 2018-B3 Mortgage Trust	3.848%	4/10/51	5,000	5,106
5	BENCHMARK 2018-B3 Mortgage Trust	4.025%	4/10/51	13,150	13,482
5	BENCHMARK 2018-B4 Mortgage Trust	4.121%	7/15/51	18,625	19,228
5	BENCHMARK 2018-B4 Mortgage Trust	4.311%	7/15/51	3,250	3,317
5	BENCHMARK 2018-B5 Mortgage Trust	4.208%	7/15/51	8,850	9,192
5	BENCHMARK 2018-B5 Mortgage Trust	4.419%	7/15/51	1,750	1,799
5	BENCHMARK 2018-B6 Mortgage Trust	4.203%	10/10/51	3,325	3,454
5	BENCHMARK 2018-B6 Mortgage Trust	4.261%	10/10/51	4,025	4,200
5	BENCHMARK 2018-B6 Mortgage Trust	4.441%	10/10/51	1,250	1,288
5	BENCHMARK 2018-B7 Mortgage Trust	4.510%	11/15/51	12,400	13,189
5	BENCHMARK 2018-B8 Mortgage Trust	4.232%	1/15/52	10,690	11,129
5	BENCHMARK 2018-B8 Mortgage Trust	4.532%	1/15/52	3,400	3,528
5	BMW Vehicle Lease Trust 2017-2	2.070%	10/20/20	3,575	3,545
5	BMW Vehicle Owner Trust 2018-A	2.350%	4/25/22	9,000	8,943
5	BMW Vehicle Owner Trust 2018-A	2.510%	6/25/24	1,850	1,816
5	Capital Auto Receivables Asset Trust 2015-3	2.130%	5/20/20	865	864
5	Capital Auto Receivables Asset Trust 2015-4	2.010%	7/20/20	1,755	1,753
5	Capital Auto Receivables Asset Trust 2016-3	1.690%	3/20/21	3,225	3,200
5	Capital One Multi-Asset Execution Trust 2015-A2	2.080%	3/15/23	12,000	11,867
5	Capital One Multi-Asset Execution Trust 2015-A8	2.050%	8/15/23	8,200	8,070
5	Capital One Multi-Asset Execution Trust 2016-A3	1.340%	4/15/22	8,575	8,509
5	Capital One Multi-Asset Execution Trust 2016-A4	1.330%	6/15/22	11,400	11,286

11

Vanguard® Total Bond Market Index Fund

Schedule of Investments

December 31, 2018

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
5	Capital One Multi-Asset Execution Trust 2016-A6	1.820%	9/15/22	10,300	10,201
5	Capital One Multi-Asset Execution Trust 2017-A1	2.000%	1/17/23	9,475	9,369
5	Capital One Multi-Asset Execution Trust 2017-A3	2.430%	1/15/25	9,850	9,712
5	Capital One Multi-Asset Execution Trust 2017-A4	1.990%	7/17/23	15,200	14,964
5	Capital One Multi-Asset Execution Trust 2017-A6	2.290%	7/15/25	12,800	12,487
5	Capital One Multi-Asset Execution Trust 2018-A1	3.010%	2/15/24	6,775	6,809
5	CarMax Auto Owner Trust 2015-2	1.800%	3/15/21	1,452	1,445
5	CarMax Auto Owner Trust 2015-3	1.630%	5/15/20	543	542
5	CarMax Auto Owner Trust 2015-3	1.980%	2/16/21	1,300	1,292
5	CarMax Auto Owner Trust 2015-4	1.560%	11/16/20	1,027	1,023
5	CarMax Auto Owner Trust 2015-4	1.830%	6/15/21	2,050	2,030
5	CarMax Auto Owner Trust 2016-3	1.390%	5/17/21	2,957	2,928
5	CarMax Auto Owner Trust 2016-3	1.600%	1/18/22	1,685	1,652
5	CarMax Auto Owner Trust 2017-4	2.110%	10/17/22	4,525	4,481
5	CarMax Auto Owner Trust 2017-4	2.330%	5/15/23	3,200	3,158
5	CarMax Auto Owner Trust 2018-1	2.480%	11/15/22	4,775	4,741
5	CarMax Auto Owner Trust 2018-1	2.640%	6/15/23	1,200	1,186
5	CarMax Auto Owner Trust 2018-2	2.980%	1/17/23	4,200	4,208
5	CarMax Auto Owner Trust 2018-2	3.160%	7/17/23	2,625	2,656
5	CD 2016-CD1 Commercial Mortgage Trust	2.724%	8/10/49	9,075	8,547
5	CD 2016-CD2 Commercial Mortgage Trust	3.526%	11/10/49	7,300	7,257
5	CD 2017-CD3 Commercial Mortgage Trust	3.453%	2/10/50	1,285	1,279
5	CD 2017-CD3 Commercial Mortgage Trust	3.631%	2/10/50	9,773	9,776
5	CD 2017-CD3 Commercial Mortgage Trust	3.833%	2/10/50	2,542	2,547
5	CD 2017-CD4 Commercial Mortgage Trust	3.514%	5/10/50	5,133	5,091
5	CD 2017-CD4 Commercial Mortgage Trust	3.747%	5/10/50	3,000	2,953
5	CD 2017-CD5 Commercial Mortgage Trust	3.431%	8/15/50	3,500	3,440
5	CD 2017-CD6 Commercial Mortgage Trust	3.332%	11/13/50	3,300	3,267
5	CD 2017-CD6 Commercial Mortgage Trust	3.456%	11/13/50	6,575	6,461
5	CD 2017-CD6 Commercial Mortgage Trust	3.709%	11/13/50	3,825	3,743
5	CD 2018-CD7 Commercial Mortgage Trust	4.279%	8/15/51	7,375	7,702
5	CenterPoint Energy Transition Bond Co. II LLC 2005-A	5.302%	8/1/20	532	535
5	CenterPoint Energy Transition Bond Co. IV LLC 2012-1	3.028%	10/15/25	9,483	9,439
5	CFCRE Commercial Mortgage Trust 2016-C3	3.865%	1/10/48	5,800	5,919
5	CFCRE Commercial Mortgage Trust 2016-C4	3.283%	5/10/58	8,250	8,046
5	CFCRE Commercial Mortgage Trust 2016-C4	3.691%	5/10/58	5,900	5,768
5	CFCRE Commercial Mortgage Trust 2016-C6	3.217%	11/10/49	14,200	13,786
5	CFCRE Commercial Mortgage Trust 2017-C8	3.572%	6/15/50	3,650	3,586
5	Chase Issuance Trust 2012-A4	1.580%	8/15/21	8,596	8,526
5	Chase Issuance Trust 2012-A7	2.160%	9/15/24	20,440	19,993
5	Chase Issuance Trust 2014-A2	2.770%	3/15/23	11,150	11,183
5	Chase Issuance Trust 2015-A4	1.840%	4/15/22	8,400	8,288
5	Chase Issuance Trust 2016-A2	1.370%	6/15/21	11,525	11,443
5	Chase Issuance Trust 2016-A4	1.490%	7/15/22	9,850	9,636
5	Chase Issuance Trust 2016-A5	1.270%	7/15/21	11,650	11,549
5	Citibank Credit Card Issuance Trust 2014-A1	2.880%	1/23/23	10,460	10,450
5	Citibank Credit Card Issuance Trust 2014-A5	2.680%	6/7/23	12,342	12,245
5	Citibank Credit Card Issuance Trust 2014-A6	2.150%	7/15/21	27,675	27,554
5	Citibank Credit Card Issuance Trust 2016-A2	2.190%	11/20/23	11,325	11,100
5	Citibank Credit Card Issuance Trust 2017-A2	1.740%	1/19/21	19,400	19,390
5	Citibank Credit Card Issuance Trust 2017-A9	1.800%	9/20/21	19,680	19,530
5	Citibank Credit Card Issuance Trust 2018-A1	2.490%	1/20/23	27,800	27,580
5	Citibank Credit Card Issuance Trust 2018-A3	3.290%	5/23/25	26,125	26,447
5	Citigroup Commercial Mortgage Trust 2012-GC8	3.024%	9/10/45	5,450	5,425
5	Citigroup Commercial Mortgage Trust 2013-GC11	3.093%	4/10/46	3,165	3,141
5	Citigroup Commercial Mortgage Trust 2013-GC11	3.422%	4/10/46	2,000	1,973
5	Citigroup Commercial Mortgage Trust 2013-GC15	3.942%	9/10/46	1,144	1,164
5	Citigroup Commercial Mortgage Trust 2013-GC15	4.371%	9/10/46	1,975	2,061
5	Citigroup Commercial Mortgage Trust 2013-GC15	4.649%	9/10/46	2,875	3,006
5	Citigroup Commercial Mortgage Trust 2013-GC17	3.675%	11/10/46	861	870
5	Citigroup Commercial Mortgage Trust 2013-GC17	4.131%	11/10/46	2,900	2,999
5	Citigroup Commercial Mortgage Trust 2013-GC17	4.544%	11/10/46	1,150	1,202
5	Citigroup Commercial Mortgage Trust 2013-GC17	5.095%	11/10/46	1,150	1,195
5	Citigroup Commercial Mortgage Trust 2014-GC19	3.552%	3/10/47	1,150	1,164

12

Vanguard® Total Bond Market Index Fund

Schedule of Investments

December 31, 2018

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
5	Citigroup Commercial Mortgage Trust 2014-GC19	4.023%	3/10/47	1,700	1,748
5	Citigroup Commercial Mortgage Trust 2014-GC19	4.345%	3/10/47	1,425	1,475
5	Citigroup Commercial Mortgage Trust 2014-GC21	3.477%	5/10/47	625	630
5	Citigroup Commercial Mortgage Trust 2014-GC21	3.855%	5/10/47	3,025	3,087
5	Citigroup Commercial Mortgage Trust 2014-GC21	4.328%	5/10/47	2,450	2,470
5	Citigroup Commercial Mortgage Trust 2014-GC23	3.622%	7/10/47	3,875	3,912
5	Citigroup Commercial Mortgage Trust 2014-GC25	3.635%	10/10/47	8,525	8,617
5	Citigroup Commercial Mortgage Trust 2015-GC27	3.137%	2/10/48	11,450	11,242
5	Citigroup Commercial Mortgage Trust 2015-GC27	3.571%	2/10/48	4,550	4,529
5	Citigroup Commercial Mortgage Trust 2015-GC29	2.674%	4/10/48	2,164	2,154
5	Citigroup Commercial Mortgage Trust 2015-GC29	3.192%	4/10/48	9,075	8,903
5	Citigroup Commercial Mortgage Trust 2015-GC29	3.758%	4/10/48	4,365	4,271
5	Citigroup Commercial Mortgage Trust 2015-GC31	3.762%	6/10/48	4,625	4,684
5	Citigroup Commercial Mortgage Trust 2015-GC33	3.778%	9/10/58	5,725	5,824
5	Citigroup Commercial Mortgage Trust 2016-C1	3.003%	5/10/49	3,400	3,353
5	Citigroup Commercial Mortgage Trust 2016-C1	3.209%	5/10/49	6,500	6,371
5	Citigroup Commercial Mortgage Trust 2016-C2	2.832%	8/10/49	3,500	3,339
5	Citigroup Commercial Mortgage Trust 2016-GC36	3.616%	2/10/49	11,425	11,435
5	Citigroup Commercial Mortgage Trust 2016-P4	2.902%	7/10/49	3,825	3,667
5	Citigroup Commercial Mortgage Trust 2017-B1	3.458%	8/15/50	13,430	13,192
5	Citigroup Commercial Mortgage Trust 2017-B1	3.711%	8/15/50	2,675	2,625
5	Citigroup Commercial Mortgage Trust 2017-C4	3.471%	10/12/50	8,000	7,889
5	Citigroup Commercial Mortgage Trust 2017-C4	3.764%	10/12/50	2,125	2,092
5	Citigroup Commercial Mortgage Trust 2018-B2	3.788%	3/10/51	2,950	3,007
5	Citigroup Commercial Mortgage Trust 2018-B2	4.009%	3/10/51	15,825	16,168
5	COMM 2012-CCRE2 Mortgage Trust	3.147%	8/15/45	2,580	2,580
5	COMM 2012-CCRE2 Mortgage Trust	3.791%	8/15/45	2,950	2,963
5	COMM 2012-CCRE3 Mortgage Trust	2.822%	10/15/45	4,901	4,823
5,10	COMM 2012-CCRE3 Mortgage Trust	3.416%	10/15/45	3,548	3,533
5	COMM 2012-CCRE4 Mortgage Trust	2.853%	10/15/45	5,150	5,060
5	COMM 2012-CCRE5 Mortgage Trust	2.771%	12/10/45	1,500	1,473
5	COMM 2013-CCRE10 Mortgage Trust	4.210%	8/10/46	1,120	1,163
5	COMM 2013-CCRE11 Mortgage Trust	3.047%	8/10/50	1,430	1,429
5	COMM 2013-CCRE11 Mortgage Trust	3.660%	8/10/50	1,430	1,451
5	COMM 2013-CCRE11 Mortgage Trust	3.983%	8/10/50	1,910	1,976
5	COMM 2013-CCRE11 Mortgage Trust	4.258%	8/10/50	6,600	6,868
5	COMM 2013-CCRE11 Mortgage Trust	4.715%	8/10/50	1,430	1,500
5	COMM 2013-CCRE12 Mortgage Trust	2.904%	10/10/46	384	382
5	COMM 2013-CCRE12 Mortgage Trust	3.623%	10/10/46	1,674	1,695
5	COMM 2013-CCRE12 Mortgage Trust	3.765%	10/10/46	2,275	2,333
5	COMM 2013-CCRE12 Mortgage Trust	4.046%	10/10/46	1,700	1,755
5	COMM 2013-CCRE12 Mortgage Trust	4.300%	10/10/46	1,150	1,180
5	COMM 2013-CCRE12 Mortgage Trust	4.762%	10/10/46	575	597
5	COMM 2013-CCRE13 Mortgage Trust	3.039%	11/10/46	25	25
5	COMM 2013-CCRE13 Mortgage Trust	3.706%	11/10/46	575	585
5	COMM 2013-CCRE13 Mortgage Trust	4.194%	11/10/46	5,850	6,078
5	COMM 2013-CCRE13 Mortgage Trust	4.449%	11/10/46	1,750	1,815
5	COMM 2013-CCRE6 Mortgage Trust	3.101%	3/10/46	2,908	2,891
5	COMM 2013-CCRE7 Mortgage Trust	3.213%	3/10/46	2,167	2,176
5	COMM 2013-CCRE8 Mortgage Trust	3.612%	6/10/46	3,262	3,302
5	COMM 2013-CCRE9 Mortgage Trust	4.233%	7/10/45	4,060	4,227
5	COMM 2013-LC13 Mortgage Trust	4.205%	8/10/46	1,680	1,745
5	COMM 2013-LC6 Mortgage Trust	2.941%	1/10/46	5,246	5,190
5	COMM 2013-LC6 Mortgage Trust	3.282%	1/10/46	2,547	2,526
5	COMM 2014-CCRE14 Mortgage Trust	3.147%	2/10/47	803	808
5	COMM 2014-CCRE14 Mortgage Trust	4.236%	2/10/47	1,775	1,846
5	COMM 2014-CCRE14 Mortgage Trust	4.526%	2/10/47	1,950	2,024
5	COMM 2014-CCRE14 Mortgage Trust	4.645%	2/10/47	1,175	1,226
5	COMM 2014-CCRE15 Mortgage Trust	2.928%	2/10/47	2,538	2,536
5	COMM 2014-CCRE15 Mortgage Trust	3.595%	2/10/47	1,422	1,439
5	COMM 2014-CCRE15 Mortgage Trust	4.074%	2/10/47	2,641	2,725
5	COMM 2014-CCRE15 Mortgage Trust	4.670%	2/10/47	1,320	1,378
5	COMM 2014-CCRE16 Mortgage Trust	3.653%	4/10/47	2,206	2,228
5	COMM 2014-CCRE16 Mortgage Trust	4.278%	4/10/47	2,950	3,039

13

Vanguard® Total Bond Market Index Fund

Schedule of Investments

December 31, 2018

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
5	COMM 2014-CCRE17 Mortgage Trust	3.012%	5/10/47	2,211	2,209
5	COMM 2014-CCRE17 Mortgage Trust	3.598%	5/10/47	1,400	1,417
5	COMM 2014-CCRE17 Mortgage Trust	3.977%	5/10/47	2,225	2,288
5	COMM 2014-CCRE17 Mortgage Trust	4.377%	5/10/47	1,375	1,400
5	COMM 2014-CCRE18 Mortgage Trust	3.452%	7/15/47	4,315	4,344
5	COMM 2014-CCRE18 Mortgage Trust	3.828%	7/15/47	1,400	1,427
5	COMM 2014-CCRE18 Mortgage Trust	4.103%	7/15/47	1,845	1,882
5	COMM 2014-CCRE19 Mortgage Trust	3.796%	8/10/47	8,400	8,558
5	COMM 2014-CCRE19 Mortgage Trust	4.080%	8/10/47	2,250	2,301
5	COMM 2014-CCRE20 Mortgage Trust	3.590%	11/10/47	2,375	2,390
5	COMM 2014-CCRE21 Mortgage Trust	3.095%	12/10/47	3,953	3,955
5	COMM 2014-CCRE21 Mortgage Trust	3.528%	12/10/47	8,575	8,602
5	COMM 2014-LC15 Mortgage Trust	2.840%	4/10/47	1,570	1,569
5	COMM 2014-LC15 Mortgage Trust	4.006%	4/10/47	8,215	8,453
5	COMM 2014-LC17 Mortgage Trust	3.164%	10/10/47	5,168	5,173
5	COMM 2014-LC17 Mortgage Trust	3.917%	10/10/47	2,225	2,277
5	COMM 2014-UBS2 Mortgage Trust	2.820%	3/10/47	397	396
5	COMM 2014-UBS2 Mortgage Trust	3.472%	3/10/47	981	989
5	COMM 2014-UBS2 Mortgage Trust	3.961%	3/10/47	2,533	2,595
5	COMM 2014-UBS2 Mortgage Trust	4.199%	3/10/47	709	719
5	COMM 2014-UBS2 Mortgage Trust	4.701%	3/10/47	449	463
5	COMM 2014-UBS3 Mortgage Trust	2.844%	6/10/47	1,675	1,673
5	COMM 2014-UBS3 Mortgage Trust	3.819%	6/10/47	4,475	4,555
5	COMM 2014-UBS4 Mortgage Trust	3.694%	8/10/47	5,575	5,628
5	COMM 2014-UBS4 Mortgage Trust	3.968%	8/10/47	2,144	2,151
5	COMM 2014-UBS5 Mortgage Trust	3.838%	9/10/47	6,650	6,763
5	COMM 2014-UBS6 Mortgage Trust	2.935%	12/10/47	4,350	4,341
5	COMM 2014-UBS6 Mortgage Trust	3.387%	12/10/47	5,600	5,633
5	COMM 2014-UBS6 Mortgage Trust	3.644%	12/10/47	10,725	10,802
5	COMM 2014-UBS6 Mortgage Trust	4.048%	12/10/47	2,800	2,821
5	COMM 2015-CCRE22 Mortgage Trust	2.856%	3/10/48	2,850	2,844
5	COMM 2015-CCRE22 Mortgage Trust	3.309%	3/10/48	7,950	7,884
5	COMM 2015-CCRE22 Mortgage Trust	3.603%	3/10/48	2,850	2,833
5	COMM 2015-CCRE23 Mortgage Trust	3.257%	5/10/48	3,475	3,469
5	COMM 2015-CCRE23 Mortgage Trust	3.497%	5/10/48	5,219	5,231
5	COMM 2015-CCRE23 Mortgage Trust	3.801%	5/10/48	2,325	2,352
5	COMM 2015-CCRE25 Mortgage Trust	3.759%	8/10/48	5,725	5,800
5	COMM 2015-CCRE26 Mortgage Trust	3.630%	10/10/48	11,600	11,666
5	COMM 2015-CCRE27 Mortgage Trust	3.404%	10/10/48	5,900	5,924
5	COMM 2015-CCRE27 Mortgage Trust	3.612%	10/10/48	5,900	5,927
5	COMM 2015-LC19 Mortgage Trust	3.040%	2/10/48	1,150	1,144
5	COMM 2015-LC19 Mortgage Trust	3.183%	2/10/48	5,894	5,809
5	COMM 2015-LC19 Mortgage Trust	3.527%	2/10/48	2,687	2,642
5	COMM 2016-CCRE28 Mortgage Trust	3.762%	2/10/49	8,575	8,675
5	COMM 2016-DC2 Mortgage Trust	3.550%	2/10/49	7,000	7,104
5	CSAIL 2015-C1 Commercial Mortgage Trust	3.505%	4/15/50	5,550	5,520
5	CSAIL 2015-C1 Commercial Mortgage Trust	3.791%	4/15/50	2,825	2,828
5	CSAIL 2015-C1 Commercial Mortgage Trust	4.044%	4/15/50	2,250	2,247
5	CSAIL 2015-C2 Commercial Mortgage Trust	1.454%	6/15/57	404	403
5	CSAIL 2015-C2 Commercial Mortgage Trust	3.504%	6/15/57	7,400	7,347
5	CSAIL 2015-C2 Commercial Mortgage Trust	3.849%	6/15/57	2,900	2,903
5	CSAIL 2015-C3 Commercial Mortgage Trust	3.448%	8/15/48	4,443	4,467
5	CSAIL 2015-C3 Commercial Mortgage Trust	3.718%	8/15/48	5,700	5,723
5	CSAIL 2015-C3 Commercial Mortgage Trust	4.106%	8/15/48	2,625	2,611
5	CSAIL 2015-C4 Commercial Mortgage Trust	3.617%	11/15/48	3,550	3,589
5	CSAIL 2015-C4 Commercial Mortgage Trust	3.808%	11/15/48	4,600	4,656
5	CSAIL 2016-C7 Commercial Mortgage Trust	3.502%	11/15/49	11,675	11,508
5	CSAIL 2017-C8 Commercial Mortgage Trust	3.392%	6/15/50	10,250	10,014
5	CSAIL 2017-CX10 Commercial Mortgage Trust	3.458%	11/15/50	8,000	7,828
5	CSAIL 2017-CX9 Commercial Mortgage Trust	3.446%	9/15/50	3,275	3,214
5	CSAIL 2018-CX11 Commercial Mortgage Trust	4.033%	4/15/51	15,825	16,261
5	CSAIL 2018-CX12 Commercial Mortgage Trust	4.224%	8/15/51	2,975	3,082
5	DBJPM 16-C1 Mortgage Trust	3.276%	5/10/49	4,275	4,204
5	DBJPM 16-C3 Mortgage Trust	2.890%	8/10/49	5,000	4,766

14

Vanguard® Total Bond Market Index Fund

Schedule of Investments

December 31, 2018

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
5	DBJPM 17-C6 Mortgage Trust	3.328%	6/10/50	7,900	7,713
5	DBJPM 17-C6 Mortgage Trust	3.561%	6/10/50	2,174	2,099
5	Discover Card Execution Note Trust 2015-A2	1.900%	10/17/22	14,494	14,297
5	Discover Card Execution Note Trust 2015-A4	2.190%	4/17/23	11,500	11,368
5	Discover Card Execution Note Trust 2016-A1	1.640%	7/15/21	17,900	17,893
5	Discover Card Execution Note Trust 2017-A2	2.390%	7/15/24	6,250	6,147
5	Discover Card Execution Note Trust 2018-A1	3.030%	8/15/25	13,150	13,142
5	Drive Auto Receivables Trust 2018-2	3.220%	4/15/22	5,250	5,245
5	Drive Auto Receivables Trust 2018-2	3.630%	8/15/24	6,300	6,314
4,5	Fannie Mae-Aces 2010-M1	4.450%	9/25/19	984	991
4,5	Fannie Mae-Aces 2011-M2	3.764%	4/25/21	7,149	7,223
4,5	Fannie Mae-Aces 2011-M4	3.726%	6/25/21	16,760	17,027
4,5	Fannie Mae-Aces 2013-M12	2.404%	3/25/23	10,023	9,796
4,5	Fannie Mae-Aces 2013-M14	2.637%	4/25/23	8,222	8,121
4,5	Fannie Mae-Aces 2013-M14	3.329%	10/25/23	17,351	17,524
4,5	Fannie Mae-Aces 2013-M4	2.608%	3/25/22	732	717
4,5	Fannie Mae-Aces 2013-M7	2.280%	12/27/22	5,365	5,236
4,5	Fannie Mae-Aces 2014-M1	3.214%	7/25/23	20,780	20,994
4,5	Fannie Mae-Aces 2014-M10	2.171%	9/25/19	9,278	9,227
4,5	Fannie Mae-Aces 2014-M12	2.614%	10/25/21	14,199	14,100
4,5	Fannie Mae-Aces 2014-M13	2.566%	8/25/24	1,902	1,877
4,5	Fannie Mae-Aces 2014-M13	3.021%	8/25/24	6,750	6,764
4,5	Fannie Mae-Aces 2014-M2	3.513%	12/25/23	17,259	17,663
4,5	Fannie Mae-Aces 2014-M3	2.613%	1/25/24	2,907	2,879
4,5	Fannie Mae-Aces 2014-M3	3.460%	1/25/24	7,825	7,965
4,5	Fannie Mae-Aces 2014-M4	3.346%	3/25/24	8,175	8,298
4,5	Fannie Mae-Aces 2014-M6	2.679%	5/25/21	17,107	17,022
4,5	Fannie Mae-Aces 2014-M7	3.275%	6/25/24	14,107	14,222
4,5	Fannie Mae-Aces 2014-M8	2.346%	6/25/24	1,720	1,689
4,5	Fannie Mae-Aces 2014-M8	3.056%	6/25/24	8,325	8,308
4,5	Fannie Mae-Aces 2014-M9	3.103%	7/25/24	10,459	10,461
4,5	Fannie Mae-Aces 2015-M1	2.532%	9/25/24	15,000	14,658
4,5	Fannie Mae-Aces 2015-M10	3.092%	4/25/27	4,600	4,533
4,5	Fannie Mae-Aces 2015-M12	2.793%	5/25/25	11,600	11,467
4,5	Fannie Mae-Aces 2015-M15	2.923%	10/25/25	14,400	14,291
4,5	Fannie Mae-Aces 2015-M2	2.620%	12/25/24	9,976	9,752
4,5	Fannie Mae-Aces 2015-M3	2.723%	10/25/24	5,650	5,572
4,5	Fannie Mae-Aces 2015-M4	2.509%	7/25/22	6,042	5,984
4,5	Fannie Mae-Aces 2015-M7	2.590%	12/25/24	10,125	9,911
4,5	Fannie Mae-Aces 2015-M8	2.344%	1/25/25	4,255	4,169
4,5	Fannie Mae-Aces 2015-M8	2.900%	1/25/25	5,700	5,670
4,5	Fannie Mae-Aces 2016-M11	2.369%	7/25/26	14,000	13,268
4,5	Fannie Mae-Aces 2016-M12	2.447%	9/25/26	14,200	13,521
4,5	Fannie Mae-Aces 2016-M2	2.152%	1/25/23	10,275	10,027
4,5	Fannie Mae-Aces 2016-M3	2.702%	2/25/26	5,800	5,670
4,5	Fannie Mae-Aces 2016-M4	2.576%	3/25/26	5,775	5,591
4,5	Fannie Mae-Aces 2016-M5	2.469%	4/25/26	12,400	11,881
4,5	Fannie Mae-Aces 2016-M6	2.488%	5/25/26	8,500	8,159
4,5	Fannie Mae-Aces 2016-M7	2.157%	10/25/23	2,800	2,710
4,5	Fannie Mae-Aces 2016-M7	2.499%	9/25/26	4,625	4,382
4,5	Fannie Mae-Aces 2016-M9	2.292%	6/25/26	17,939	16,978
4,5	Fannie Mae-Aces 2017-M1	2.415%	10/25/26	9,164	8,730
4,5	Fannie Mae-Aces 2017-M10	2.561%	7/25/24	5,910	5,759
4,5	Fannie Mae-Aces 2017-M11	2.980%	8/25/29	4,000	3,857
4,5	Fannie Mae-Aces 2017-M12	3.081%	6/25/27	17,150	17,019
4,5	Fannie Mae-Aces 2017-M15	3.136%	11/25/27	15,725	15,581
4,5	Fannie Mae-Aces 2017-M2	2.785%	2/25/27	6,100	5,951
4,5	Fannie Mae-Aces 2017-M3	2.485%	12/25/26	10,730	10,155
4,5	Fannie Mae-Aces 2017-M4	2.597%	12/25/26	12,000	11,541
4,5	Fannie Mae-Aces 2017-M7	2.961%	2/25/27	9,125	8,963
4,5	Fannie Mae-Aces 2017-M8	3.061%	5/25/27	12,200	12,063
4,5	Fannie Mae-Aces 2018-M12	3.640%	8/25/30	2,530	2,593
4,5	Fannie Mae-Aces 2018-M14	3.578%	8/25/28	6,200	6,306
4,5	Fannie Mae-Aces 2018-M2	2.902%	1/25/28	24,025	23,263

15

Vanguard® Total Bond Market Index Fund

Schedule of Investments

December 31, 2018

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
4,5	Fannie Mae-Aces 2018-M4	3.043%	3/25/28	9,518	9,399
4,5	Fannie Mae-Aces 2018-M7	3.052%	3/25/28	5,275	5,208
4,5	Fannie Mae-Aces 2018-M8	3.325%	6/25/28	5,663	5,714
4,5	FHLMC Multifamily Structured Pass Through Certificates K005	3.484%	4/25/19	573	573
4,5	FHLMC Multifamily Structured Pass Through Certificates K006	3.398%	7/25/19	1,590	1,591
4,5	FHLMC Multifamily Structured Pass Through Certificates K009	2.757%	5/25/20	620	619
4,5	FHLMC Multifamily Structured Pass Through Certificates K010	3.320%	7/25/20	603	603
4,5	FHLMC Multifamily Structured Pass Through Certificates K011	4.084%	11/25/20	13,559	13,833
4,5	FHLMC Multifamily Structured Pass Through Certificates K012	4.185%	12/25/20	1,025	1,049
4,5	FHLMC Multifamily Structured Pass Through Certificates K014	3.871%	4/25/21	6,717	6,852
4,5	FHLMC Multifamily Structured Pass Through Certificates K017	2.873%	12/25/21	18,601	18,630
4,5	FHLMC Multifamily Structured Pass Through Certificates K019	2.272%	3/25/22	7,835	7,723
4,5	FHLMC Multifamily Structured Pass Through Certificates K020	2.373%	5/25/22	20,750	20,491
4,5	FHLMC Multifamily Structured Pass Through Certificates K021	2.396%	6/25/22	11,840	11,698
4,5	FHLMC Multifamily Structured Pass Through Certificates K022	2.355%	7/25/22	870	859
4,5	FHLMC Multifamily Structured Pass Through Certificates K026	2.510%	11/25/22	16,600	16,460
4,5	FHLMC Multifamily Structured Pass Through Certificates K027	2.637%	1/25/23	16,625	16,542
4,5	FHLMC Multifamily Structured Pass Through Certificates K028	3.111%	2/25/23	26,300	26,660
4,5	FHLMC Multifamily Structured Pass Through Certificates K029	3.320%	2/25/23	16,425	16,783
4,5	FHLMC Multifamily Structured Pass Through Certificates K030	2.779%	9/25/22	9,135	9,114
4,5	FHLMC Multifamily Structured Pass Through Certificates K030	3.250%	4/25/23	17,675	18,011
4,5	FHLMC Multifamily Structured Pass Through Certificates K031	3.300%	4/25/23	16,452	16,754
4,5	FHLMC Multifamily Structured Pass Through Certificates K032	3.016%	2/25/23	9,139	9,137
4,5	FHLMC Multifamily Structured Pass Through Certificates K032	3.310%	5/25/23	17,660	18,019
4,5	FHLMC Multifamily Structured Pass Through Certificates K033	2.871%	2/25/23	10,327	10,318
4,5	FHLMC Multifamily Structured Pass Through Certificates K033	3.060%	7/25/23	19,075	19,274
4,5	FHLMC Multifamily Structured Pass Through Certificates K034	3.531%	7/25/23	15,354	15,820
4,5	FHLMC Multifamily Structured Pass Through Certificates K035	3.458%	8/25/23	19,775	20,311
4,5	FHLMC Multifamily Structured Pass Through Certificates K036	3.527%	10/25/23	17,403	17,927
4,5	FHLMC Multifamily Structured Pass Through Certificates K037	3.490%	1/25/24	1,475	1,517
4,5	FHLMC Multifamily Structured Pass Through Certificates K038	2.604%	10/25/23	3,560	3,533
4,5	FHLMC Multifamily Structured Pass Through Certificates K038	3.389%	3/25/24	19,450	19,945
4,5	FHLMC Multifamily Structured Pass Through Certificates K039	2.683%	12/25/23	2,593	2,586

16

Vanguard® Total Bond Market Index Fund

Schedule of Investments

December 31, 2018

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
4,5	FHLMC Multifamily Structured Pass Through Certificates K039	3.303%	7/25/24	10,850	11,088
4,5	FHLMC Multifamily Structured Pass Through Certificates K040	2.768%	4/25/24	4,647	4,629
4,5	FHLMC Multifamily Structured Pass Through Certificates K040	3.241%	9/25/24	14,400	14,672
4,5	FHLMC Multifamily Structured Pass Through Certificates K041	3.171%	10/25/24	14,025	14,235
4,5	FHLMC Multifamily Structured Pass Through Certificates K042	2.267%	6/25/24	2,296	2,243
4,5	FHLMC Multifamily Structured Pass Through Certificates K042	2.670%	12/25/24	6,450	6,359
4,5	FHLMC Multifamily Structured Pass Through Certificates K043	2.532%	10/25/23	2,349	2,326
4,5	FHLMC Multifamily Structured Pass Through Certificates K043	3.062%	12/25/24	8,400	8,456
4,5	FHLMC Multifamily Structured Pass Through Certificates K045	2.493%	11/25/24	4,910	4,839
4,5	FHLMC Multifamily Structured Pass Through Certificates K045	3.023%	1/25/25	9,050	9,092
4,5	FHLMC Multifamily Structured Pass Through Certificates K046	3.205%	3/25/25	9,175	9,305
4,5	FHLMC Multifamily Structured Pass Through Certificates K047	2.827%	12/25/24	2,335	2,309
4,5	FHLMC Multifamily Structured Pass Through Certificates K047	3.329%	5/25/25	6,850	6,984
4,5	FHLMC Multifamily Structured Pass Through Certificates K048	3.284%	6/25/25	11,600	11,745
4,5	FHLMC Multifamily Structured Pass Through Certificates K049	3.010%	7/25/25	6,350	6,337
4,5	FHLMC Multifamily Structured Pass Through Certificates K050	3.334%	8/25/25	10,325	10,473
4,5	FHLMC Multifamily Structured Pass Through Certificates K052	3.151%	11/25/25	7,025	7,046
4,5	FHLMC Multifamily Structured Pass Through Certificates K053	2.995%	12/25/25	4,050	4,028
4,5	FHLMC Multifamily Structured Pass Through Certificates K054	2.745%	1/25/26	10,375	10,157
4,5	FHLMC Multifamily Structured Pass Through Certificates K055	2.673%	3/25/26	11,200	10,904
4,5	FHLMC Multifamily Structured Pass Through Certificates K056	2.525%	5/25/26	8,625	8,294
4,5	FHLMC Multifamily Structured Pass Through Certificates K057	2.570%	7/25/26	15,025	14,462
4,5	FHLMC Multifamily Structured Pass Through Certificates K058	2.653%	8/25/26	8,475	8,198
4,5	FHLMC Multifamily Structured Pass Through Certificates K059	3.120%	9/25/26	4,000	3,991
4,5	FHLMC Multifamily Structured Pass Through Certificates K060	3.300%	10/25/26	4,321	4,340
4,5	FHLMC Multifamily Structured Pass Through Certificates K061	3.347%	11/25/26	9,800	9,908
4,5	FHLMC Multifamily Structured Pass Through Certificates K062	3.413%	12/25/26	10,350	10,511
4,5	FHLMC Multifamily Structured Pass Through Certificates K063	3.430%	1/25/27	25,950	26,383
4,5	FHLMC Multifamily Structured Pass Through Certificates K064	3.224%	3/25/27	10,700	10,716
4,5	FHLMC Multifamily Structured Pass Through Certificates K066	3.117%	6/25/27	8,060	8,000
4,5	FHLMC Multifamily Structured Pass Through Certificates K068	3.244%	8/25/27	6,675	6,654
4,5	FHLMC Multifamily Structured Pass Through Certificates K069	3.187%	9/25/27	12,000	11,944

17

Vanguard® Total Bond Market Index Fund

Schedule of Investments

December 31, 2018

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
4,5	FHLMC Multifamily Structured Pass Through Certificates K070	3.303%	11/25/27	3,875	3,890
4,5	FHLMC Multifamily Structured Pass Through Certificates K071	3.286%	11/25/27	5,325	5,334
4,5	FHLMC Multifamily Structured Pass Through Certificates K072	3.444%	12/25/27	5,800	5,875
4,5	FHLMC Multifamily Structured Pass Through Certificates K075	3.650%	2/25/28	8,950	9,195
4,5	FHLMC Multifamily Structured Pass Through Certificates K076	3.900%	6/25/51	21,000	22,007
4,5	FHLMC Multifamily Structured Pass Through Certificates K081	3.900%	8/25/28	6,700	7,011
4,5	FHLMC Multifamily Structured Pass Through Certificates K082	3.920%	9/25/28	3,725	3,883
4,5	FHLMC Multifamily Structured Pass Through Certificates K084	3.780%	10/25/28	5,875	6,069
4,5	FHLMC Multifamily Structured Pass Through Certificates K152	3.080%	1/25/31	5,800	5,578
4,5	FHLMC Multifamily Structured Pass Through Certificates K153	3.294%	3/25/29	10,000	9,969
4,5	FHLMC Multifamily Structured Pass Through Certificates K153	3.117%	10/25/31	8,700	8,379
4,5	FHLMC Multifamily Structured Pass Through Certificates K155	3.750%	11/25/32	5,202	5,393
4,5	FHLMC Multifamily Structured Pass Through Certificates K155	3.750%	4/25/33	11,212	11,500
4,5	FHLMC Multifamily Structured Pass Through Certificates K157	3.990%	5/25/33	3,600	3,773
4,5	FHLMC Multifamily Structured Pass Through Certificates K157	3.990%	8/25/33	4,625	4,860
4,5	FHLMC Multifamily Structured Pass Through Certificates K503	2.456%	8/25/19	11,437	11,403
4,5	FHLMC Multifamily Structured Pass Through Certificates K504	2.566%	9/25/20	5,739	5,711
4,5	FHLMC Multifamily Structured Pass Through Certificates K709	2.086%	3/25/19	251	250
4,5	FHLMC Multifamily Structured Pass Through Certificates K710	1.883%	5/25/19	1,352	1,347
4,5	FHLMC Multifamily Structured Pass Through Certificates K711	1.730%	7/25/19	20,687	20,569
4,5	FHLMC Multifamily Structured Pass Through Certificates K712	1.869%	11/25/19	9,607	9,534
4,5	FHLMC Multifamily Structured Pass Through Certificates K713	2.313%	3/25/20	27,111	26,917
4,5	FHLMC Multifamily Structured Pass Through Certificates K714	3.034%	10/25/20	23,302	23,355
4,5	FHLMC Multifamily Structured Pass Through Certificates K716	2.413%	1/25/21	1,610	1,588
4,5	FHLMC Multifamily Structured Pass Through Certificates K716	3.130%	6/25/21	18,645	18,750
4,5	FHLMC Multifamily Structured Pass Through Certificates K717	2.991%	9/25/21	11,200	11,241
4,5	FHLMC Multifamily Structured Pass Through Certificates K718	2.375%	9/25/21	8,640	8,508
4,5	FHLMC Multifamily Structured Pass Through Certificates K718	2.791%	1/25/22	10,825	10,813
4,5	FHLMC Multifamily Structured Pass Through Certificates K722	2.183%	5/25/22	3,563	3,490
4,5	FHLMC Multifamily Structured Pass Through Certificates K731	3.600%	2/25/25	13,200	13,644
4,5	FHLMC Multifamily Structured Pass Through Certificates KW01	2.853%	1/25/26	11,600	11,350
4,5	FHLMC Multifamily Structures Pass Through Certificates K073	3.350%	1/25/28	7,175	7,210

18

Vanguard® Total Bond Market Index Fund

Schedule of Investments

December 31, 2018

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
4,5	FHLMC Multifamily Structures Pass Through Certificates K074	3.600%	1/25/28	13,150	13,468
4,5	FHLMC Multifamily Structures Pass Through Certificates K078	3.854%	6/25/28	6,500	6,785
4,5	FHLMC Multifamily Structures Pass Through Certificates K079	3.926%	6/25/28	1,775	1,863
4,5	FHLMC Multifamily Structures Pass Through Certificates K080	3.736%	4/25/28	995	1,036
4,5	FHLMC Multifamily Structures Pass Through Certificates K080	3.926%	7/25/28	6,775	7,081
4,5	FHLMC Multifamily Structures Pass Through Certificates K1504	3.424%	4/25/32	2,100	2,085
4,5	FHLMC Multifamily Structures Pass Through Certificates K1504	3.459%	11/25/32	2,475	2,430
4,5	FHLMC Multifamily Structures Pass Through Certificates K715	2.856%	1/25/21	6,180	6,177
4,5	FHLMC Multifamily Structures Pass Through Certificates K720	2.716%	6/25/22	7,525	7,503
4,5	FHLMC Multifamily Structures Pass Through Certificates K723	2.454%	8/25/23	7,425	7,313
4,5	FHLMC Multifamily Structures Pass Through Certificates K724	3.062%	11/25/23	9,000	9,091
4,5	FHLMC Multifamily Structures Pass Through Certificates K725	3.002%	1/25/24	21,090	21,225
4,5	FHLMC Multifamily Structures Pass Through Certificates K725	2.946%	7/25/24	12,500	12,548
4,5	FHLMC Multifamily Structures Pass Through Certificates K726	2.905%	4/25/24	11,000	10,980
4,5	FHLMC Multifamily Structures Pass Through Certificates K728	3.064%	8/25/24	16,000	16,140
4,5	FHLMC Multifamily Structures Pass Through Certificates K730	3.452%	9/24/24	1,229	1,253
4,5	FHLMC Multifamily Structures Pass Through Certificates K730	3.590%	1/25/25	15,975	16,544
4,5	FHLMC Multifamily Structures Pass Through Certificates K732	3.700%	5/25/25	13,200	13,755
4,5	FHLMC Multifamily Structures Pass Through Certificates KC02	3.370%	7/25/25	10,225	10,239
5	FHMS_K085	4.060%	10/25/28	8,275	8,730
5	Fifth Third Auto Trust 2015-1	1.420%	3/16/20	60	60
5	Ford Credit Auto Lease Trust 2018-A	2.930%	6/15/21	7,350	7,351
5	Ford Credit Auto Lease Trust 2018-A	3.050%	8/15/21	775	776
5	Ford Credit Auto Owner Trust 2015-A	1.640%	6/15/20	198	197
5	Ford Credit Auto Owner Trust 2015-B	1.580%	8/15/20	719	716
5	Ford Credit Auto Owner Trust 2015-C	1.740%	2/15/21	1,169	1,166
5	Ford Credit Auto Owner Trust 2017-A	1.670%	6/15/21	6,110	6,065
5	Ford Credit Auto Owner Trust 2017-A	1.920%	4/15/22	3,975	3,920
5	Ford Credit Auto Owner Trust 2017-B	1.690%	11/15/21	7,726	7,631
5	Ford Credit Auto Owner Trust 2017-B	1.870%	9/15/22	1,065	1,043
5	Ford Credit Auto Owner Trust 2017-C	2.010%	3/15/22	21,225	20,959
5	Ford Credit Floorplan Master Owner Trust A Series 2016-1	1.760%	2/15/21	11,400	11,382
5	Ford Credit Floorplan Master Owner Trust A Series 2017-2	2.160%	9/15/22	9,470	9,324
5	Ford Credit Floorplan Master Owner Trust A Series 2017-3	2.480%	9/15/24	9,800	9,595
5	Ford Credit Floorplan Master Owner Trust A Series 2018-1	2.950%	5/15/23	13,125	13,088
5	Ford Credit Floorplan Master Owner Trust A Series 2018-2	3.170%	3/15/25	11,925	12,011
5	GM Financial Automobile Leasing Trust 2016-3	1.610%	12/20/19	914	913
5	GM Financial Automobile Leasing Trust 2018-1	2.610%	1/20/21	7,375	7,341
5	GM Financial Automobile Leasing Trust 2018-1	2.680%	12/20/21	1,575	1,566
5	GM Financial Automobile Leasing Trust 2018-2	3.060%	6/21/21	2,650	2,647

19

Vanguard® Total Bond Market Index Fund

Schedule of Investments

December 31, 2018

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
5	GM Financial Automobile Leasing Trust 2018-2	3.160%	4/20/22	1,050	1,051
5	GM Financial Consumer Automobile 2018-2	2.810%	12/16/22	6,300	6,270
5	GM Financial Consumer Automobile 2018-2	3.020%	12/18/23	5,250	5,269
5	GS Mortgage Securities Corporation II 2013-GC10	2.943%	2/10/46	4,077	4,025
5	GS Mortgage Securities Trust 2011-GC5	3.707%	8/10/44	3,220	3,263
5	GS Mortgage Securities Trust 2012-GC6	3.482%	1/10/45	12,453	12,578
5	GS Mortgage Securities Trust 2012-GCJ7	3.377%	5/10/45	6,852	6,888
5	GS Mortgage Securities Trust 2012-GCJ9	2.773%	11/10/45	5,518	5,441
5	GS Mortgage Securities Trust 2013-GC10	3.279%	2/10/46	1,529	1,526
5	GS Mortgage Securities Trust 2013-GCJ12	3.135%	6/10/46	5,682	5,680
5	GS Mortgage Securities Trust 2013-GCJ12	3.375%	6/10/46	1,792	1,774
5	GS Mortgage Securities Trust 2013-GCJ14	3.817%	8/10/46	1,372	1,393
5	GS Mortgage Securities Trust 2013-GCJ14	4.243%	8/10/46	7,350	7,633
5	GS Mortgage Securities Trust 2013-GCJ16	3.813%	11/10/46	1,084	1,101
5	GS Mortgage Securities Trust 2013-GCJ16	4.271%	11/10/46	1,525	1,586
5	GS Mortgage Securities Trust 2014-GC18	4.074%	1/10/47	10,725	11,056
5	GS Mortgage Securities Trust 2014-GC18	4.383%	1/10/47	1,975	2,037
5	GS Mortgage Securities Trust 2014-GC22	3.467%	6/10/47	2,225	2,243
5	GS Mortgage Securities Trust 2014-GC22	3.516%	6/10/47	335	338
5	GS Mortgage Securities Trust 2014-GC22	3.862%	6/10/47	1,950	1,991
5	GS Mortgage Securities Trust 2014-GC24	3.931%	9/10/47	7,125	7,294
5	GS Mortgage Securities Trust 2014-GC24	4.508%	9/10/47	1,675	1,711
5	GS Mortgage Securities Trust 2014-GC26	2.902%	11/10/47	1,647	1,645
5	GS Mortgage Securities Trust 2014-GC26	3.365%	11/10/47	3,400	3,421
5	GS Mortgage Securities Trust 2014-GC26	3.629%	11/10/47	11,450	11,553
5	GS Mortgage Securities Trust 2014-GC26	3.964%	11/10/47	2,000	2,005
5	GS Mortgage Securities Trust 2014-GC26	4.215%	11/10/47	1,700	1,711
5	GS Mortgage Securities Trust 2015-GC28	3.396%	2/10/48	6,200	6,158
5	GS Mortgage Securities Trust 2015-GC30	2.726%	5/10/50	4,025	3,995
5	GS Mortgage Securities Trust 2015-GC30	3.382%	5/10/50	5,700	5,651
5	GS Mortgage Securities Trust 2015-GC32	3.513%	7/10/48	5,775	5,840
5	GS Mortgage Securities Trust 2015-GC32	3.764%	7/10/48	2,275	2,306
5	GS Mortgage Securities Trust 2015-GC34	3.278%	10/10/48	5,900	5,927
5	GS Mortgage Securities Trust 2015-GC34	3.506%	10/10/48	5,600	5,577
5	GS Mortgage Securities Trust 2016-GS2	3.050%	5/10/49	4,425	4,272
5	GS Mortgage Securities Trust 2016-GS3	2.850%	10/10/49	11,450	10,858
5	GS Mortgage Securities Trust 2016-GS4	3.442%	11/10/49	3,950	3,895
5	GS Mortgage Securities Trust 2016-GS4	3.645%	11/10/49	2,925	2,878
5	GS Mortgage Securities Trust 2017-GS5	3.674%	3/10/50	8,350	8,331
5	GS Mortgage Securities Trust 2017-GS5	3.826%	3/10/50	3,350	3,308
5	GS Mortgage Securities Trust 2017-GS6	3.433%	5/10/50	8,250	8,087
5	GS Mortgage Securities Trust 2017-GS7	3.430%	8/10/50	13,194	12,873
5	GS Mortgage Securities Trust 2017-GS7	3.663%	8/10/50	3,519	3,484
5	Honda Auto Receivables 2015-4 Owner Trust	1.230%	9/23/19	158	158
5	Honda Auto Receivables 2015-4 Owner Trust	1.440%	1/21/22	1,600	1,597
5	Honda Auto Receivables 2017-2 Owner Trust	1.680%	8/16/21	8,389	8,298
5	Honda Auto Receivables 2017-2 Owner Trust	1.870%	9/15/23	1,864	1,831
5	Honda Auto Receivables 2017-4 Owner Trust	2.050%	11/22/21	5,850	5,788
5	Honda Auto Receivables 2018-1 Owner Trust	2.640%	2/15/22	13,500	13,416
5	Honda Auto Receivables 2018-1 Owner Trust	2.830%	5/15/24	3,575	3,577
5	Honda Auto Receivables 2018-2 Owner Trust	3.010%	5/18/22	3,650	3,653
5	Honda Auto Receivables 2018-2 Owner Trust	3.160%	8/19/24	2,600	2,619
5	Hyundai Auto Receivables Trust 2015-C	1.460%	2/18/20	54	54
5	Hyundai Auto Receivables Trust 2015-C	1.780%	11/15/21	1,500	1,493
5	Hyundai Auto Receivables Trust 2016-A	1.560%	9/15/20	715	712
5	Hyundai Auto Receivables Trust 2016-B	1.290%	4/15/21	3,788	3,754
5	Hyundai Auto Receivables Trust 2016-B	1.450%	11/15/22	3,625	3,538
5	Hyundai Auto Receivables Trust 2018-A	2.790%	7/15/22	3,425	3,424
5	Hyundai Auto Receivables Trust 2018-A	2.940%	6/17/24	4,200	4,208
5	JP Morgan Chase Commercial Mortgage Securities Trust 2012-C6	3.507%	5/15/45	7,816	7,862
5	JP Morgan Chase Commercial Mortgage Securities Trust 2012-C8	2.829%	10/15/45	5,579	5,489

20

Vanguard® Total Bond Market Index Fund

Schedule of Investments

December 31, 2018

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
5	JP Morgan Chase Commercial Mortgage Securities Trust 2012-CIBX	3.483%	6/15/45	7,490	7,515
5	JP Morgan Chase Commercial Mortgage Securities Trust 2012-LC9	2.840%	12/15/47	3,750	3,685
5	JP Morgan Chase Commercial Mortgage Securities Trust 2013-C10	3.143%	12/15/47	2,314	2,300
5	JP Morgan Chase Commercial Mortgage Securities Trust 2013-C10	3.372%	12/15/47	1,735	1,716
5	JP Morgan Chase Commercial Mortgage Securities Trust 2013-C16	3.674%	12/15/46	1,498	1,510
5	JP Morgan Chase Commercial Mortgage Securities Trust 2013-C16	3.881%	12/15/46	2,300	2,366
5	JP Morgan Chase Commercial Mortgage Securities Trust 2013-C16	4.166%	12/15/46	9,174	9,477
5	JP Morgan Chase Commercial Mortgage Securities Trust 2013-C16	4.517%	12/15/46	1,600	1,653
5	JP Morgan Chase Commercial Mortgage Securities Trust 2013-C16	4.963%	12/15/46	1,600	1,661
5	JP Morgan Chase Commercial Mortgage Securities Trust 2013-LC11	2.960%	4/15/46	11,478	11,320
5	JP Morgan Chase Commercial Mortgage Securities Trust 2014-C20	2.872%	7/15/47	2,229	2,226
5	JP Morgan Chase Commercial Mortgage Securities Trust 2014-C20	3.805%	7/15/47	850	865
5	JP Morgan Chase Commercial Mortgage Securities Trust 2015-JP1	3.914%	1/15/49	4,600	4,699
5	JP Morgan Chase Commercial Mortgage Securities Trust 2016-JP3	2.870%	8/15/49	14,325	13,629
5	JP Morgan Chase Commercial Mortgage Securities Trust 2016-JP4	3.648%	12/15/49	5,800	5,803
5	JP Morgan Chase Commercial Mortgage Securities Trust 2016-JP4	3.870%	12/15/49	4,650	4,598
5	JP Morgan Chase Commercial Mortgage Securities Trust 2017-JP6	3.050%	7/15/50	5,700	5,664
5	JP Morgan Chase Commercial Mortgage Securities Trust 2017-JP6	3.490%	7/15/50	3,000	2,966
5	JP Morgan Chase Commercial Mortgage Securities Trust 2017-JP6	3.744%	7/15/50	4,500	4,403
5	JPMBB Commercial Mortgage Securities Trust 2013-C12	3.664%	7/15/45	1,776	1,800
5	JPMBB Commercial Mortgage Securities Trust 2013-C12	4.035%	7/15/45	1,184	1,200
5	JPMBB Commercial Mortgage Securities Trust 2013-C14	3.761%	8/15/46	1,538	1,555
5	JPMBB Commercial Mortgage Securities Trust 2013-C14	4.133%	8/15/46	4,470	4,615
5	JPMBB Commercial Mortgage Securities Trust 2013-C14	4.409%	8/15/46	1,260	1,295
5	JPMBB Commercial Mortgage Securities Trust 2013-C15	3.659%	11/15/45	392	396
5	JPMBB Commercial Mortgage Securities Trust 2013-C15	4.131%	11/15/45	2,940	3,036
5	JPMBB Commercial Mortgage Securities Trust 2013-C15	4.420%	11/15/45	1,680	1,728
5	JPMBB Commercial Mortgage Securities Trust 2013-C17	3.705%	1/15/47	1,601	1,618
5	JPMBB Commercial Mortgage Securities Trust 2013-C17	4.199%	1/15/47	5,500	5,696
5	JPMBB Commercial Mortgage Securities Trust 2013-C17	4.458%	1/15/47	1,100	1,134
5	JPMBB Commercial Mortgage Securities Trust 2013-C17	4.891%	1/15/47	1,650	1,707
5	JPMBB Commercial Mortgage Securities Trust 2014-C18	4.079%	2/15/47	6,590	6,792

21

Vanguard® Total Bond Market Index Fund

Schedule of Investments

December 31, 2018

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
5	JPMBB Commercial Mortgage Securities Trust 2014-C18	4.439%	2/15/47	1,173	1,204
5	JPMBB Commercial Mortgage Securities Trust 2014-C18	4.811%	2/15/47	1,422	1,460
5	JPMBB Commercial Mortgage Securities Trust 2014-C19	3.046%	4/15/47	1,984	1,982
5	JPMBB Commercial Mortgage Securities Trust 2014-C19	3.669%	4/15/47	2,800	2,819
5	JPMBB Commercial Mortgage Securities Trust 2014-C19	3.997%	4/15/47	2,800	2,875
5	JPMBB Commercial Mortgage Securities Trust 2014-C19	4.243%	4/15/47	2,225	2,264
5	JPMBB Commercial Mortgage Securities Trust 2014-C21	3.428%	8/15/47	1,411	1,415
5	JPMBB Commercial Mortgage Securities Trust 2014-C21	3.775%	8/15/47	1,375	1,394
5	JPMBB Commercial Mortgage Securities Trust 2014-C21	3.997%	8/15/47	850	853
5	JPMBB Commercial Mortgage Securities Trust 2014-C22	3.801%	9/15/47	8,325	8,458
5	JPMBB Commercial Mortgage Securities Trust 2014-C22	4.110%	9/15/47	2,225	2,245
5	JPMBB Commercial Mortgage Securities Trust 2014-C23	3.934%	9/15/47	4,175	4,270
5	JPMBB Commercial Mortgage Securities Trust 2014-C23	4.202%	9/15/47	2,462	2,497
5	JPMBB Commercial Mortgage Securities Trust 2014-C24	2.940%	11/15/47	2,288	2,280
5	JPMBB Commercial Mortgage Securities Trust 2014-C24	3.639%	11/15/47	2,275	2,293
5	JPMBB Commercial Mortgage Securities Trust 2014-C24	3.914%	11/15/47	4,125	4,119
5	JPMBB Commercial Mortgage Securities Trust 2014-C25	3.672%	11/15/47	9,975	10,061
5	JPMBB Commercial Mortgage Securities Trust 2014-C25	4.065%	11/15/47	2,775	2,792
5	JPMBB Commercial Mortgage Securities Trust 2014-C26	3.019%	1/15/48	5,362	5,344
5	JPMBB Commercial Mortgage Securities Trust 2014-C26	3.494%	1/15/48	17,150	17,156
5	JPMBB Commercial Mortgage Securities Trust 2014-C26	3.800%	1/15/48	2,875	2,853
5	JPMBB Commercial Mortgage Securities Trust 2014-C26	3.951%	1/15/48	2,875	2,828
5	JPMBB Commercial Mortgage Securities Trust 2015-C27	2.734%	2/15/48	4,695	4,664
5	JPMBB Commercial Mortgage Securities Trust 2015-C27	3.017%	2/15/48	5,715	5,651
5	JPMBB Commercial Mortgage Securities Trust 2015-C27	3.179%	2/15/48	3,048	2,997
5	JPMBB Commercial Mortgage Securities Trust 2015-C28	2.773%	10/15/48	4,964	4,930
5	JPMBB Commercial Mortgage Securities Trust 2015-C28	3.227%	10/15/48	6,775	6,673
5	JPMBB Commercial Mortgage Securities Trust 2015-C28	3.532%	10/15/48	1,725	1,680
5	JPMBB Commercial Mortgage Securities Trust 2015-C29	2.921%	5/15/48	4,347	4,323
5	JPMBB Commercial Mortgage Securities Trust 2015-C29	3.304%	5/15/48	2,963	2,963
5	JPMBB Commercial Mortgage Securities Trust 2015-C29	3.611%	5/15/48	4,650	4,675
5	JPMBB Commercial Mortgage Securities Trust 2015-C30	3.559%	7/15/48	5,775	5,814

22

Vanguard® Total Bond Market Index Fund

Schedule of Investments

December 31, 2018

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
5	JPMBB Commercial Mortgage Securities Trust 2015-C30	3.822%	7/15/48	5,675	5,767
5	JPMBB Commercial Mortgage Securities Trust 2015-C30	4.226%	7/15/48	2,900	2,933
5	JPMBB Commercial Mortgage Securities Trust 2015-C31	3.540%	8/15/48	2,772	2,790
5	JPMBB Commercial Mortgage Securities Trust 2015-C31	3.801%	8/15/48	2,960	3,008
5	JPMBB Commercial Mortgage Securities Trust 2015-C32	3.358%	11/15/48	5,875	5,874
5	JPMBB Commercial Mortgage Securities Trust 2015-C32	3.598%	11/15/48	5,875	5,894
5	JPMBB Commercial Mortgage Securities Trust 2015-C33	3.770%	12/15/48	4,230	4,284
5	JPMBB Commercial Mortgage Securities Trust 2016-C1	3.316%	3/15/49	4,675	4,671
5	JPMCC Commercial Mortgage Securities Trust 2017-JP5	3.723%	3/15/50	17,175	17,268
5	JPMCC Commercial Mortgage Securities Trust 2017-JP5	3.876%	3/15/50	3,200	3,163
5	JPMDB Commercial Mortgage Securities Trust 2016-C2	3.144%	6/15/49	4,400	4,284
5	JPMDB Commercial Mortgage Securities Trust 2016-C2	3.484%	6/15/49	2,050	1,982
5	JPMDB Commercial Mortgage Securities Trust 2017-C5	3.694%	3/15/50	14,250	14,308
5	JPMDB Commercial Mortgage Securities Trust 2017-C5	3.858%	3/15/50	5,600	5,528
5	JPMDB Commercial Mortgage Securities Trust 2017-C7	3.409%	10/15/50	3,850	3,779
5	JPMDB Commercial Mortgage Securities Trust 2017-C7	3.713%	10/15/50	2,400	2,340
5	JPMDB Commercial Mortgage Securities Trust 2018-C8	4.211%	6/15/51	13,125	13,579
5	JPMDB Commercial Mortgage Securities Trust 2018-C8	4.421%	6/15/51	1,575	1,610
5	Mercedes-Benz Auto Lease Trust 2017-A	1.790%	4/15/20	5,525	5,506
5	Mercedes-Benz Auto Lease Trust 2017-A	2.010%	1/17/23	3,700	3,674
5	Mercedes-Benz Auto Lease Trust 2018-A	2.410%	2/16/21	4,775	4,754
5	Mercedes-Benz Auto Lease Trust 2018-A	2.510%	10/16/23	800	795
5	Mercedes-Benz Auto Receivables Trust 2015-1	1.750%	12/15/21	1,060	1,056
5	Morgan Stanley Bank of America Merrill Lynch Trust 2012-C5	3.176%	8/15/45	3,025	3,013
5	Morgan Stanley Bank of America Merrill Lynch Trust 2012-C6	2.858%	11/15/45	2,668	2,630
5	Morgan Stanley Bank of America Merrill Lynch Trust 2013-C10	4.082%	7/15/46	8,000	8,264
5	Morgan Stanley Bank of America Merrill Lynch Trust 2013-C11	4.137%	8/15/46	1,680	1,747
5	Morgan Stanley Bank of America Merrill Lynch Trust 2013-C11	4.337%	8/15/46	840	873
5	Morgan Stanley Bank of America Merrill Lynch Trust 2013-C12	4.259%	10/15/46	3,915	4,067
5	Morgan Stanley Bank of America Merrill Lynch Trust 2013-C13	2.936%	11/15/46	176	176
5	Morgan Stanley Bank of America Merrill Lynch Trust 2013-C13	4.039%	11/15/46	3,500	3,605
5	Morgan Stanley Bank of America Merrill Lynch Trust 2013-C13	4.757%	11/15/46	1,750	1,804
5	Morgan Stanley Bank of America Merrill Lynch Trust 2013-C7	2.918%	2/15/46	3,011	2,970
5	Morgan Stanley Bank of America Merrill Lynch Trust 2013-C7	3.214%	2/15/46	599	588

23

Vanguard® Total Bond Market Index Fund

Schedule of Investments

December 31, 2018

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
5	Morgan Stanley Bank of America Merrill Lynch Trust 2013-C8	3.134%	12/15/48	3,475	3,455
5	Morgan Stanley Bank of America Merrill Lynch Trust 2013-C8	3.376%	12/15/48	1,800	1,782
5	Morgan Stanley Bank of America Merrill Lynch Trust 2013-C9	3.102%	5/15/46	3,475	3,445
5	Morgan Stanley Bank of America Merrill Lynch Trust 2013-C9	3.456%	5/15/46	2,150	2,139
5	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C14	2.916%	2/15/47	715	714
5	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C14	3.669%	2/15/47	4,695	4,727
5	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C14	4.064%	2/15/47	4,475	4,611
5	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C14	4.674%	2/15/47	1,600	1,657
5	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C16	2.849%	6/15/47	798	797
5	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C16	3.477%	6/15/47	1,125	1,130
5	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C16	3.892%	6/15/47	4,200	4,293
5	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C16	4.321%	6/15/47	1,675	1,696
5	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C18	3.194%	10/15/47	4,715	4,713
5	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C18	3.923%	10/15/47	1,400	1,433
5	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C18	4.435%	10/15/47	1,675	1,701
5	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C19	3.101%	12/15/47	5,700	5,701
5	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C19	3.326%	12/15/47	3,925	3,942
5	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C19	3.526%	12/15/47	5,050	5,060
5	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C20	3.069%	2/15/48	2,875	2,863
5	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C20	3.249%	2/15/48	10,125	9,980
5	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C21	3.338%	3/15/48	2,500	2,475
5	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C22	3.040%	4/15/48	5,725	5,703
5	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C22	3.306%	4/15/48	4,500	4,446
5	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C22	3.883%	4/15/48	2,875	2,847
5	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C23	2.982%	7/15/50	2,900	2,890
5	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C23	3.398%	7/15/50	1,750	1,757
5	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C23	3.719%	7/15/50	5,775	5,838
5	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C25	3.383%	10/15/48	6,550	6,582
5	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C25	3.635%	10/15/48	3,475	3,494
5	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C26	3.323%	10/15/48	3,825	3,851
5	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C26	3.531%	10/15/48	4,325	4,319
5	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C27	3.557%	12/15/47	2,950	2,973

24

Vanguard® Total Bond Market Index Fund

Schedule of Investments

December 31, 2018

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
5	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C27	3.753%	12/15/47	3,500	3,541
5	Morgan Stanley Bank of America Merrill Lynch Trust 2016-C28	3.288%	1/15/49	4,175	4,185
5	Morgan Stanley Bank of America Merrill Lynch Trust 2016-C28	3.544%	1/15/49	11,975	11,957
5	Morgan Stanley Bank of America Merrill Lynch Trust 2016-C29	3.140%	5/15/49	2,200	2,176
5	Morgan Stanley Bank of America Merrill Lynch Trust 2016-C29	3.325%	5/15/49	1,250	1,230
5	Morgan Stanley Bank of America Merrill Lynch Trust 2016-C30	2.860%	9/15/49	11,700	11,108
5	Morgan Stanley Bank of America Merrill Lynch Trust 2016-C31	3.102%	11/15/49	14,200	13,698
5	Morgan Stanley Bank of America Merrill Lynch Trust 2016-C32	3.720%	12/15/49	11,600	11,677
5	Morgan Stanley Bank of America Merrill Lynch Trust 2016-C32	3.994%	12/15/49	4,625	4,651
5	Morgan Stanley Bank of America Merrill Lynch Trust 2017-C33	3.599%	5/15/50	8,150	8,115
5	Morgan Stanley Bank of America Merrill Lynch Trust 2017-C33	3.852%	5/15/50	5,200	5,139
5	Morgan Stanley Bank of America Merrill Lynch Trust 2017-C34	3.276%	11/15/52	5,725	5,560
5	Morgan Stanley Bank of America Merrill Lynch Trust 2017-C34	3.536%	11/15/52	8,325	8,217
5	Morgan Stanley Capital I Trust 2012-C4	3.244%	3/15/45	7,000	7,031
5	Morgan Stanley Capital I Trust 2012-C4	3.773%	3/15/45	2,900	2,904
5	Morgan Stanley Capital I Trust 2015-UBS8	3.809%	12/15/48	4,100	4,162
5	Morgan Stanley Capital I Trust 2016-BNK2	3.049%	11/15/49	5,850	5,625
5	Morgan Stanley Capital I Trust 2016-BNK2	3.282%	11/15/49	4,707	4,537
5	Morgan Stanley Capital I Trust 2016-UB11	2.782%	8/15/49	11,700	11,055
5	Morgan Stanley Capital I Trust 2016-UB12	3.778%	12/15/49	5,000	4,953
5	Morgan Stanley Capital I Trust 2016-UBS12	3.596%	12/15/49	11,625	11,597
5	Morgan Stanley Capital I Trust 2017-H1	3.530%	6/15/50	7,500	7,424
5	Morgan Stanley Capital I Trust 2018-H4	4.310%	12/15/51	10,000	10,429
10	National Australia Bank Ltd.	2.250%	3/16/21	16,000	15,780
5	Nissan Auto Lease Trust 2016-B	1.610%	1/18/22	4,540	4,535
5	Nissan Auto Lease Trust 2017-B	2.050%	9/15/20	3,800	3,774
5	Nissan Auto Lease Trust 2017-B	2.170%	12/15/21	1,000	992
5	Nissan Auto Receivables 2015-B Owner Trust	1.340%	3/16/20	253	253
5	Nissan Auto Receivables 2015-B Owner Trust	1.790%	1/17/22	1,750	1,738
5	Nissan Auto Receivables 2015-C Owner Trust	1.370%	5/15/20	375	374
5	Nissan Auto Receivables 2015-C Owner Trust	1.670%	2/15/22	2,975	2,951
5	Nissan Auto Receivables 2016-B Owner Trust	1.540%	10/17/22	2,500	2,459
5	Nissan Auto Receivables 2016-C Owner Trust	1.180%	1/15/21	3,076	3,051
5	Nissan Auto Receivables 2016-C Owner Trust	1.380%	1/17/23	4,250	4,158
5	Nissan Auto Receivables 2017-B Owner Trust	1.750%	10/15/21	7,550	7,461
5	Nissan Auto Receivables 2017-B Owner Trust	1.950%	10/16/23	3,469	3,410
5	Nissan Auto Receivables 2018-A Owner Trust	2.650%	5/16/22	7,025	6,993
5	Nissan Auto Receivables 2018-A Owner Trust	2.890%	6/17/24	5,300	5,321
5	Nissan Master Owner Trust Receivables Series 2016-A	1.540%	6/15/21	5,750	5,709
5	Public Service New Hampshire Funding LLC 2018-1	3.094%	2/1/26	2,425	2,439
5	Public Service New Hampshire Funding LLC 2018-1	3.506%	8/1/28	1,175	1,205
5	Public Service New Hampshire Funding LLC 2018-1	3.814%	2/1/35	2,825	2,912
	Royal Bank of Canada	2.100%	10/14/20	57,900	56,992
	Royal Bank of Canada	1.875%	2/5/21	8,625	8,534
	Royal Bank of Canada	2.300%	3/22/21	8,750	8,618
5	Santander Drive Auto Receivables Trust 2017-3	1.870%	6/15/21	4,175	4,166
5	Santander Drive Auto Receivables Trust 2018-1	2.320%	8/16/21	2,075	2,069
5	Santander Drive Auto Receivables Trust 2018-2	2.750%	9/15/21	3,150	3,141
5	Santander Drive Auto Receivables Trust 2018-2	3.030%	9/15/22	3,425	3,420
5	Santander Drive Auto Receivables Trust 2018-2	3.350%	7/17/23	3,150	3,152
5	Santander Drive Auto Receivables Trust 2018-3	3.030%	2/15/22	2,125	2,124

25

Vanguard® Total Bond Market Index Fund

Schedule of Investments

December 31, 2018

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
5	Santander Drive Auto Receivables Trust 2018-3	3.290%	10/17/22	1,850	1,849
5	Santander Drive Auto Receivables Trust 2018-3	3.510%	8/15/23	3,450	3,450
5	SG Commercial Mortgage Securities Trust 2016-C5	3.055%	10/10/48	9,000	8,689
5	Synchrony Card Issuance Trust 2018-A1	3.380%	9/15/24	15,275	15,400
5	Synchrony Credit Card Master Note Trust 2016-2	2.210%	5/15/24	21,306	20,887
5	Synchrony Credit Card Master Note Trust 2016-3	1.580%	9/15/22	8,550	8,464
5	Synchrony Credit Card Master Note Trust 2017-2	2.620%	10/15/25	9,050	8,880
5	Synchrony Credit Card Master Note Trust 2018-1	2.970%	3/15/24	15,750	15,716
5	Synchrony Credit Card Master Note Trust 2018-2	3.470%	5/15/26	15,675	15,837
5	Synchrony Credit Card Master Note Trust Series 2012-7	1.760%	9/15/22	6,545	6,488
5	TIAA Seasoned Commercial Mortgage Trust 2007-C4	5.481%	8/15/39	171	170
10	Toronto-Dominion Bank	2.250%	3/15/21	13,400	13,216
10	Toronto-Dominion Bank	2.500%	1/18/22	15,000	14,797
5	Toyota Auto Receivables 2015-B Owner Trust	1.740%	9/15/20	2,066	2,062
5	Toyota Auto Receivables 2015-C Owner Trust	1.690%	12/15/20	2,663	2,658
5	Toyota Auto Receivables 2016-B Owner Trust	1.300%	4/15/20	630	627
5	Toyota Auto Receivables 2016-B Owner Trust	1.520%	8/16/21	3,575	3,537
5	Toyota Auto Receivables 2016-C Owner Trust	1.140%	8/17/20	1,908	1,897
5	Toyota Auto Receivables 2016-C Owner Trust	1.320%	11/15/21	2,525	2,483
5	Toyota Auto Receivables 2017-D Owner Trust	1.930%	1/18/22	12,750	12,568
5	Toyota Auto Receivables 2018-A Owner Trust	2.350%	5/16/22	7,350	7,273
5	Toyota Auto Receivables 2018-A Owner Trust	2.520%	5/15/23	2,350	2,336
5	Toyota Auto Receivables 2018-B Owner Trust	2.960%	9/15/22	6,500	6,497
5	Toyota Auto Receivables 2018-B Owner Trust	3.110%	11/15/23	1,175	1,185
5	UBS Commercial Mortgage Trust 2017-C1	3.460%	6/15/50	10,100	9,884
5	UBS Commercial Mortgage Trust 2017-C1	3.724%	6/15/50	4,800	4,699
5	UBS Commercial Mortgage Trust 2017-C2	3.487%	8/15/50	8,050	7,887
5	UBS Commercial Mortgage Trust 2017-C2	3.740%	8/15/50	2,150	2,121
5	UBS Commercial Mortgage Trust 2017-C3	3.426%	8/15/50	9,700	9,458
5	UBS Commercial Mortgage Trust 2017-C3	3.739%	8/15/50	4,050	3,954
5	UBS Commercial Mortgage Trust 2017-C4	3.301%	10/15/50	6,450	6,273
5	UBS Commercial Mortgage Trust 2017-C4	3.563%	10/15/50	8,050	7,921
5	UBS Commercial Mortgage Trust 2017-C4	3.836%	10/15/50	3,562	3,484
5	UBS Commercial Mortgage Trust 2017-C5	3.474%	11/15/50	5,325	5,203
5	UBS Commercial Mortgage Trust 2017-C7	3.679%	12/15/50	8,225	8,163
5	UBS Commercial Mortgage Trust 2017-C7	4.061%	12/15/50	4,375	4,389
5	UBS Commercial Mortgage Trust 2018-C11	4.241%	6/15/51	7,375	7,625
5	UBS Commercial Mortgage Trust 2018-C12	4.296%	8/15/51	5,975	6,205
5	UBS Commercial Mortgage Trust 2018-C12	4.587%	8/15/51	4,000	4,176
5	UBS Commercial Mortgage Trust 2018-C13	4.208%	10/15/51	1,700	1,775
5	UBS Commercial Mortgage Trust 2018-C13	4.334%	10/15/51	5,825	6,068
5	UBS Commercial Mortgage Trust 2018-C13	4.585%	10/15/51	1,075	1,121
5	UBS Commercial Mortgage Trust 2018-C14	4.448%	12/15/51	12,950	13,614
§,5	UBS Commercial Mortgage Trust 2018-C15	4.341%	12/15/51	8,975	9,244
5	UBS Commercial Mortgage Trust 2018-C8	3.720%	2/15/51	7,900	7,888
5	UBS Commercial Mortgage Trust 2018-C8	3.983%	2/15/51	15,850	16,081
5	UBS Commercial Mortgage Trust 2018-C8	4.215%	2/15/51	4,225	4,281
5	UBS-Barclays Commercial Mortgage Trust 2013-C5	3.185%	3/10/46	4,636	4,634
5	UBS-Barclays Commercial Mortgage Trust 2013-C6	3.244%	4/10/46	7,716	7,729
5	UBS-Barclays Commercial Mortgage Trust 2013-C6	3.469%	4/10/46	1,150	1,149
5	UBS-Barclays Commercial Mortgage Trust 2018-C10	4.313%	5/15/51	10,475	10,889
5	UBS-Barclays Commercial Mortgage Trust 2018-C9	4.117%	3/15/51	15,800	16,180
5	Volkswagen Auto Loan Enhanced Trust 2018-1	3.020%	11/21/22	2,900	2,899
5	Volkswagen Auto Loan Enhanced Trust 2018-1	3.150%	7/22/24	1,050	1,058
5	Wells Fargo Commercial Mortgage Trust 2012-LC5	2.918%	10/15/45	9,467	9,373
5	Wells Fargo Commercial Mortgage Trust 2014-LC16	2.819%	8/15/50	1,491	1,489
5	Wells Fargo Commercial Mortgage Trust 2014-LC16	3.477%	8/15/50	1,125	1,133
5	Wells Fargo Commercial Mortgage Trust 2014-LC16	3.817%	8/15/50	9,925	10,126
5	Wells Fargo Commercial Mortgage Trust 2014-LC16	4.020%	8/15/50	550	556

[5]	Wells Fargo Commercial Mortgage Trust 2014-LC18	2.954%	12/15/47	2,774	2,766
[5]	Wells Fargo Commercial Mortgage Trust 2014-LC18	3.244%	12/15/47	1,961	1,965
[5]	Wells Fargo Commercial Mortgage Trust 2014-LC18	3.271%	12/15/47	4,000	3,984
[5]	Wells Fargo Commercial Mortgage Trust 2014-LC18	3.405%	12/15/47	5,650	5,634

26

Vanguard® Total Bond Market Index Fund

Schedule of Investments

December 31, 2018

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
5	Wells Fargo Commercial Mortgage Trust 2014-LC18	3.808%	12/15/47	2,850	2,864
5	Wells Fargo Commercial Mortgage Trust 2015-C26	2.991%	2/15/48	5,725	5,673
5	Wells Fargo Commercial Mortgage Trust 2015-C26	3.166%	2/15/48	3,150	3,096
5	Wells Fargo Commercial Mortgage Trust 2015-C26	3.580%	2/15/48	2,275	2,221
5	Wells Fargo Commercial Mortgage Trust 2015-C27	3.190%	2/15/48	14,120	14,033
5	Wells Fargo Commercial Mortgage Trust 2015-C28	3.540%	5/15/48	8,500	8,497
5	Wells Fargo Commercial Mortgage Trust 2015-C28	3.872%	5/15/48	1,619	1,616
5	Wells Fargo Commercial Mortgage Trust 2015-C29	3.400%	6/15/48	5,800	5,821
5	Wells Fargo Commercial Mortgage Trust 2015-C29	3.637%	6/15/48	8,500	8,577
5	Wells Fargo Commercial Mortgage Trust 2015-LC20	2.978%	4/15/50	1,536	1,521
5	Wells Fargo Commercial Mortgage Trust 2015-LC20	3.184%	4/15/50	14,401	14,171
5	Wells Fargo Commercial Mortgage Trust 2015-LC20	3.719%	4/15/50	2,850	2,758
5	Wells Fargo Commercial Mortgage Trust 2015-LC22	3.571%	9/15/58	2,350	2,384
5	Wells Fargo Commercial Mortgage Trust 2015-LC22	3.839%	9/15/58	3,425	3,495
5	Wells Fargo Commercial Mortgage Trust 2015-LC22	4.207%	9/15/58	2,925	2,972
5	Wells Fargo Commercial Mortgage Trust 2015-NXS1	2.632%	5/15/48	2,425	2,414
5	Wells Fargo Commercial Mortgage Trust 2015-NXS1	2.934%	5/15/48	4,200	4,165
5	Wells Fargo Commercial Mortgage Trust 2015-NXS1	3.148%	5/15/48	2,275	2,236
5	Wells Fargo Commercial Mortgage Trust 2015-P2	3.656%	12/15/48	4,700	4,774
5	Wells Fargo Commercial Mortgage Trust 2015-P2	3.809%	12/15/48	2,950	2,999
5	Wells Fargo Commercial Mortgage Trust 2015-SG1	3.789%	9/15/48	10,375	10,524
5	Wells Fargo Commercial Mortgage Trust 2016-BNK1	2.652%	8/15/49	7,850	7,367
5	Wells Fargo Commercial Mortgage Trust 2016-BNK1	2.814%	8/15/49	1,800	1,666
5	Wells Fargo Commercial Mortgage Trust 2016-C32	3.324%	1/15/59	3,084	3,085
5	Wells Fargo Commercial Mortgage Trust 2016-C32	3.560%	1/15/59	6,700	6,700
5	Wells Fargo Commercial Mortgage Trust 2016-C33	3.426%	3/15/59	2,350	2,330
5	Wells Fargo Commercial Mortgage Trust 2016-C34	3.096%	6/15/49	4,700	4,544
5	Wells Fargo Commercial Mortgage Trust 2016-C37	3.794%	12/15/49	4,675	4,720
5	Wells Fargo Commercial Mortgage Trust 2016-LC24	2.825%	10/15/49	5,275	5,156
5	Wells Fargo Commercial Mortgage Trust 2016-LC24	2.942%	10/15/49	9,053	8,652
5	Wells Fargo Commercial Mortgage Trust 2017-C38	3.453%	7/15/50	11,445	11,171
5	Wells Fargo Commercial Mortgage Trust 2017-C38	3.665%	7/15/50	3,243	3,158
5	Wells Fargo Commercial Mortgage Trust 2017-C39	3.418%	9/15/50	9,675	9,479
5	Wells Fargo Commercial Mortgage Trust 2017-C39	3.702%	9/15/50	5,375	5,246
5	Wells Fargo Commercial Mortgage Trust 2017-C40	3.317%	10/15/50	5,350	5,226
5	Wells Fargo Commercial Mortgage Trust 2017-C40	3.581%	10/15/50	8,025	7,953
5	Wells Fargo Commercial Mortgage Trust 2017-C40	3.854%	10/15/50	2,150	2,124

5	Wells Fargo Commercial Mortgage Trust 2017-C41	3.472%	11/15/50	13,300	13,057
5	Wells Fargo Commercial Mortgage Trust 2017-RB1	3.635%	3/15/50	8,600	8,521
5	Wells Fargo Commercial Mortgage Trust 2017-RC1	3.631%	1/15/60	8,500	8,468
5	Wells Fargo Commercial Mortgage Trust 2018-C43	4.012%	3/15/51	15,825	16,175
5	Wells Fargo Commercial Mortgage Trust 2018-C43	4.152%	3/15/51	2,742	2,784
5	Wells Fargo Commercial Mortgage Trust 2018-C44	4.212%	5/15/51	10,550	10,866
5	Wells Fargo Commercial Mortgage Trust 2018-C45	4.184%	6/15/51	10,125	10,479
5	Wells Fargo Commercial Mortgage Trust 2018-C46	4.152%	8/15/51	6,100	6,299
5	Wells Fargo Commercial Mortgage Trust 2018-C47	4.442%	9/15/61	10,600	11,195
5	WFRBS Commercial Mortgage Trust 2012-C10	2.875%	12/15/45	10,900	10,752
5	WFRBS Commercial Mortgage Trust 2012-C6	3.440%	4/15/45	7,425	7,465
5	WFRBS Commercial Mortgage Trust 2012-C7	3.431%	6/15/45	4,975	5,009
5	WFRBS Commercial Mortgage Trust 2012-C7	4.090%	6/15/45	4,400	4,508
5	WFRBS Commercial Mortgage Trust 2012-C8	3.001%	8/15/45	3,100	3,079
5	WFRBS Commercial Mortgage Trust 2012-C9	2.870%	11/15/45	6,091	6,015
5	WFRBS Commercial Mortgage Trust 2013-C11	3.071%	3/15/45	4,148	4,122
5	WFRBS Commercial Mortgage Trust 2013-C12	3.198%	3/15/48	1,733	1,729
5	WFRBS Commercial Mortgage Trust 2013-C12	3.560%	3/15/48	820	828
5	WFRBS Commercial Mortgage Trust 2013-C13	3.001%	5/15/45	3,436	3,402
5	WFRBS Commercial Mortgage Trust 2013-C13	3.345%	5/15/45	673	664
5	WFRBS Commercial Mortgage Trust 2013-C14	3.337%	6/15/46	6,000	6,020
5	WFRBS Commercial Mortgage Trust 2013-C14	3.488%	6/15/46	3,000	2,973
5	WFRBS Commercial Mortgage Trust 2013-C15	3.720%	8/15/46	1,060	1,074
5	WFRBS Commercial Mortgage Trust 2013-C15	4.153%	8/15/46	4,470	4,635
5	WFRBS Commercial Mortgage Trust 2013-C15	4.358%	8/15/46	1,120	1,146
5	WFRBS Commercial Mortgage Trust 2013-C16	3.963%	9/15/46	1,193	1,215
5	WFRBS Commercial Mortgage Trust 2013-C16	4.415%	9/15/46	1,250	1,311

27

Vanguard® Total Bond Market Index Fund

Schedule of Investments

December 31, 2018

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
5	WFRBS Commercial Mortgage Trust 2013-C16	4.668%	9/15/46	2,100	2,180
5	WFRBS Commercial Mortgage Trust 2013-C17	3.558%	12/15/46	1,131	1,142
5	WFRBS Commercial Mortgage Trust 2013-C17	4.023%	12/15/46	1,450	1,495
5	WFRBS Commercial Mortgage Trust 2013-C17	4.255%	12/15/46	1,150	1,174
5	WFRBS Commercial Mortgage Trust 2013-C17	4.788%	12/15/46	1,150	1,190
5	WFRBS Commercial Mortgage Trust 2013-C18	3.027%	12/15/46	32	32
5	WFRBS Commercial Mortgage Trust 2013-C18	3.651%	12/15/46	2,300	2,319
5	WFRBS Commercial Mortgage Trust 2013-C18	4.162%	12/15/46	5,010	5,200
5	WFRBS Commercial Mortgage Trust 2013-C18	4.387%	12/15/46	575	592
5	WFRBS Commercial Mortgage Trust 2013-C18	4.706%	12/15/46	862	900
5	WFRBS Commercial Mortgage Trust 2013-UBS1	2.927%	3/15/46	73	73
5	WFRBS Commercial Mortgage Trust 2013-UBS1	3.591%	3/15/46	1,750	1,757
5	WFRBS Commercial Mortgage Trust 2013-UBS1	4.079%	3/15/46	2,350	2,422
5	WFRBS Commercial Mortgage Trust 2013-UBS1	4.685%	3/15/46	575	600
5	WFRBS Commercial Mortgage Trust 2014-C19	3.618%	3/15/47	950	961
5	WFRBS Commercial Mortgage Trust 2014-C19	3.660%	3/15/47	1,250	1,259
5	WFRBS Commercial Mortgage Trust 2014-C19	4.101%	3/15/47	2,825	2,925
5	WFRBS Commercial Mortgage Trust 2014-C19	4.723%	3/15/47	950	966
5	WFRBS Commercial Mortgage Trust 2014-C20	3.036%	5/15/47	824	824
5	WFRBS Commercial Mortgage Trust 2014-C20	3.638%	5/15/47	1,100	1,114
5	WFRBS Commercial Mortgage Trust 2014-C20	3.723%	5/15/47	3,500	3,566
5	WFRBS Commercial Mortgage Trust 2014-C20	3.995%	5/15/47	1,675	1,724
5	WFRBS Commercial Mortgage Trust 2014-C20	4.176%	5/15/47	1,675	1,712
5	WFRBS Commercial Mortgage Trust 2014-C21	3.678%	8/15/47	4,000	4,057
5	WFRBS Commercial Mortgage Trust 2014-C22	3.752%	9/15/57	8,200	8,341
5	WFRBS Commercial Mortgage Trust 2014-C22	4.371%	9/15/57	1,675	1,688
5	WFRBS Commercial Mortgage Trust 2014-C23	3.636%	10/15/57	3,143	3,190
5	WFRBS Commercial Mortgage Trust 2014-C23	3.917%	10/15/57	1,675	1,718
5	WFRBS Commercial Mortgage Trust 2014-C23	4.210%	10/15/57	1,125	1,153
5	WFRBS Commercial Mortgage Trust 2014-C24	3.428%	11/15/47	2,860	2,867
5	WFRBS Commercial Mortgage Trust 2014-C24	3.607%	11/15/47	2,860	2,885
5	WFRBS Commercial Mortgage Trust 2014-LC14	2.862%	3/15/47	173	173
5	WFRBS Commercial Mortgage Trust 2014-LC14	3.522%	3/15/47	2,800	2,828
5	WFRBS Commercial Mortgage Trust 2014-LC14	4.045%	3/15/47	6,720	6,938
5	WFRBS Commercial Mortgage Trust 2014-LC14	4.351%	3/15/47	2,800	2,883
5	World Financial Network Credit Card Master Note Trust Series 2017-C	2.310%	8/15/24	8,600	8,481
5	World Financial Network Credit Card Master Note Trust Series 2018-A	3.070%	12/16/24	10,625	10,585
5	World Omni Auto Receivables Trust 2015-B	1.490%	12/15/20	538	536
5	World Omni Auto Receivables Trust 2015-B	1.840%	1/17/22	2,975	2,958
5	World Omni Automobile Lease Securitization Trust 2016-A	1.610%	1/15/22	3,000	2,998
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $5,508,915)					5,435,914
Corporate Bonds (26.3%)
Finance (8.6%)

	Banking (6.1%)
	American Express Co.	2.200%	10/30/20	15,000	14,697
	American Express Co.	3.375%	5/17/21	2,563	2,560
	American Express Co.	3.700%	11/5/21	10,125	10,248
	American Express Co.	2.500%	8/1/22	7,680	7,407
	American Express Co.	2.650%	12/2/22	10,730	10,381
	American Express Co.	3.400%	2/27/23	16,310	16,201
	American Express Co.	3.700%	8/3/23	16,575	16,639
	American Express Co.	3.000%	10/30/24	21,622	20,763
	American Express Co.	3.625%	12/5/24	12,580	12,296
	American Express Co.	4.200%	11/6/25	10,700	10,926
	American Express Co.	4.050%	12/3/42	2,209	2,098
	American Express Credit Corp.	2.200%	3/3/20	19,170	18,965
	American Express Credit Corp.	2.375%	5/26/20	13,270	13,109
	American Express Credit Corp.	2.600%	9/14/20	25,747	25,448
	American Express Credit Corp.	2.250%	5/5/21	21,441	20,934

28

Vanguard® Total Bond Market Index Fund

Schedule of Investments

December 31, 2018

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	American Express Credit Corp.	2.700%	3/3/22	37,494	36,571
	American Express Credit Corp.	3.300%	5/3/27	23,189	22,501
	Associated Bank NA	3.500%	8/13/21	3,300	3,299
	Australia & New Zealand Banking Group Ltd.	2.125%	8/19/20	8,265	8,131
	Australia & New Zealand Banking Group Ltd.	2.250%	11/9/20	14,201	13,955
	Australia & New Zealand Banking Group Ltd.	2.700%	11/16/20	14,325	14,183
	Australia & New Zealand Banking Group Ltd.	2.300%	6/1/21	6,610	6,452
	Australia & New Zealand Banking Group Ltd.	2.550%	11/23/21	8,000	7,812
	Australia & New Zealand Banking Group Ltd.	2.625%	5/19/22	10,640	10,370
	Australia & New Zealand Banking Group Ltd.	2.625%	11/9/22	15,800	15,285
	Australia & New Zealand Banking Group Ltd.	3.700%	11/16/25	12,500	12,383
	Banco Bilbao Vizcaya Argentaria SA	3.000%	10/20/20	16,384	16,205
	Banco Santander SA	3.500%	4/11/22	350	343
	Banco Santander SA	3.125%	2/23/23	10,000	9,476
	Banco Santander SA	3.848%	4/12/23	9,050	8,792
	Banco Santander SA	5.179%	11/19/25	23,958	23,769
	Banco Santander SA	4.250%	4/11/27	1,150	1,069
	Banco Santander SA	3.800%	2/23/28	5,006	4,449
	Bancolombia SA	5.950%	6/3/21	9,774	10,206
	Bank of America Corp.	2.250%	4/21/20	24,485	24,192
	Bank of America Corp.	5.625%	7/1/20	53	55
	Bank of America Corp.	2.625%	10/19/20	25,336	25,044
	Bank of America Corp.	2.151%	11/9/20	5,238	5,144
	Bank of America Corp.	5.875%	1/5/21	500	526
	Bank of America Corp.	2.625%	4/19/21	13,710	13,520
5	Bank of America Corp.	2.369%	7/21/21	22,795	22,400
5	Bank of America Corp.	2.328%	10/1/21	31,750	31,126
5	Bank of America Corp.	2.738%	1/23/22	20,108	19,764
	Bank of America Corp.	5.700%	1/24/22	425	451
5	Bank of America Corp.	3.499%	5/17/22	14,200	14,204
	Bank of America Corp.	2.503%	10/21/22	19,275	18,515
	Bank of America Corp.	3.300%	1/11/23	51,874	51,100
5	Bank of America Corp.	3.124%	1/20/23	5,678	5,576
5	Bank of America Corp.	2.881%	4/24/23	28,325	27,554
5	Bank of America Corp.	2.816%	7/21/23	46,108	44,625
	Bank of America Corp.	4.100%	7/24/23	12,592	12,773
	Bank of America Corp.	3.004%	12/20/23	147,091	142,921
	Bank of America Corp.	4.125%	1/22/24	34,290	34,746
5	Bank of America Corp.	3.550%	3/5/24	12,605	12,435
	Bank of America Corp.	4.000%	4/1/24	13,701	13,789
5	Bank of America Corp.	3.864%	7/23/24	8,300	8,307
	Bank of America Corp.	4.200%	8/26/24	59,052	58,544
	Bank of America Corp.	4.000%	1/22/25	49,603	48,513
	Bank of America Corp.	3.950%	4/21/25	42,956	41,653
5	Bank of America Corp.	3.093%	10/1/25	34,158	32,255
5	Bank of America Corp.	3.366%	1/23/26	13,300	12,703
	Bank of America Corp.	4.450%	3/3/26	33,027	32,651
	Bank of America Corp.	3.500%	4/19/26	9,745	9,381
	Bank of America Corp.	4.250%	10/22/26	12,133	11,796
	Bank of America Corp.	3.248%	10/21/27	27,196	25,197
	Bank of America Corp.	4.183%	11/25/27	21,525	20,666
5	Bank of America Corp.	3.824%	1/20/28	25,980	25,118
5	Bank of America Corp.	3.705%	4/24/28	16,867	16,163
5	Bank of America Corp.	3.593%	7/21/28	37,708	35,694
	Bank of America Corp.	3.419%	12/20/28	72,026	67,316
5	Bank of America Corp.	3.970%	3/5/29	21,300	20,696
5	Bank of America Corp.	4.271%	7/23/29	7,500	7,485
	Bank of America Corp.	6.110%	1/29/37	12,549	13,927
5	Bank of America Corp.	4.244%	4/24/38	22,358	21,306
	Bank of America Corp.	7.750%	5/14/38	20,366	26,604
	Bank of America Corp.	5.875%	2/7/42	33,308	38,574
	Bank of America Corp.	5.000%	1/21/44	24,946	26,013
	Bank of America Corp.	4.875%	4/1/44	10,951	11,252

29

Vanguard® Total Bond Market Index Fund

Schedule of Investments

December 31, 2018

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Bank of America Corp.	4.750%	4/21/45	1,650	1,631
5	Bank of America Corp.	4.443%	1/20/48	4,525	4,390
5	Bank of America Corp.	3.946%	1/23/49	15,150	13,554
	Bank of America NA	6.000%	10/15/36	10,005	11,550
	Bank of Montreal	2.100%	6/15/20	5,200	5,131
	Bank of Montreal	3.100%	7/13/20	15,500	15,449
	Bank of Montreal	3.100%	4/13/21	18,000	17,992
	Bank of Montreal	1.900%	8/27/21	13,125	12,701
	Bank of Montreal	2.350%	9/11/22	7,841	7,564
	Bank of Montreal	2.550%	11/6/22	12,471	12,080
5	Bank of Montreal	4.338%	10/5/28	5,000	4,982
5	Bank of Montreal	3.803%	12/15/32	24,050	22,359
	Bank of New York Mellon Corp.	4.600%	1/15/20	6,200	6,302
	Bank of New York Mellon Corp.	2.150%	2/24/20	5,000	4,955
	Bank of New York Mellon Corp.	2.600%	8/17/20	5,311	5,267
	Bank of New York Mellon Corp.	2.450%	11/27/20	6,850	6,765
	Bank of New York Mellon Corp.	2.500%	4/15/21	14,564	14,380
	Bank of New York Mellon Corp.	2.050%	5/3/21	25,328	24,718
	Bank of New York Mellon Corp.	3.550%	9/23/21	1,955	1,978
	Bank of New York Mellon Corp.	2.600%	2/7/22	10,971	10,762
	Bank of New York Mellon Corp.	2.950%	1/29/23	10,100	9,939
	Bank of New York Mellon Corp.	3.500%	4/28/23	3,408	3,416
5	Bank of New York Mellon Corp.	2.661%	5/16/23	12,910	12,567
	Bank of New York Mellon Corp.	3.450%	8/11/23	5,275	5,288
	Bank of New York Mellon Corp.	2.200%	8/16/23	10,549	10,006
	Bank of New York Mellon Corp.	3.650%	2/4/24	6,917	6,926
	Bank of New York Mellon Corp.	3.400%	5/15/24	1,070	1,062
	Bank of New York Mellon Corp.	3.250%	9/11/24	13,790	13,555
	Bank of New York Mellon Corp.	3.000%	2/24/25	5,753	5,553
	Bank of New York Mellon Corp.	2.800%	5/4/26	6,471	6,073
	Bank of New York Mellon Corp.	2.450%	8/17/26	6,381	5,832
	Bank of New York Mellon Corp.	3.250%	5/16/27	22,248	21,474
	Bank of New York Mellon Corp.	3.400%	1/29/28	7,445	7,247
5	Bank of New York Mellon Corp.	3.442%	2/7/28	7,925	7,725
	Bank of New York Mellon Corp.	3.000%	10/30/28	5,100	4,647
	Bank of New York Mellon Corp.	3.300%	8/23/29	4,250	3,984
	Bank of Nova Scotia	2.150%	7/14/20	200	197
	Bank of Nova Scotia	2.350%	10/21/20	22,850	22,552
	Bank of Nova Scotia	4.375%	1/13/21	1,811	1,854
	Bank of Nova Scotia	2.800%	7/21/21	38,048	37,633
	Bank of Nova Scotia	2.700%	3/7/22	13,195	12,908
	Bank of Nova Scotia	2.450%	9/19/22	1,470	1,418
	Bank of Nova Scotia	4.500%	12/16/25	31,755	31,444
	Bank One Corp.	7.625%	10/15/26	2,610	3,116
	Bank One Corp.	8.000%	4/29/27	1,500	1,842
	Barclays Bank plc	5.140%	10/14/20	2,425	2,455
	Barclays Bank plc	2.650%	1/11/21	7,574	7,429
	Barclays plc	2.875%	6/8/20	15,100	14,858
	Barclays plc	3.250%	1/12/21	21,565	21,122
	Barclays plc	3.200%	8/10/21	21,400	20,811
	Barclays plc	3.684%	1/10/23	16,665	15,976
5	Barclays plc	4.610%	2/15/23	10,000	9,915
5	Barclays plc	4.338%	5/16/24	19,000	18,505
	Barclays plc	3.650%	3/16/25	32,290	29,945
	Barclays plc	4.375%	1/12/26	24,751	23,525
	Barclays plc	4.337%	1/10/28	11,612	10,735
5	Barclays plc	4.972%	5/16/29	13,600	13,073
	Barclays plc	5.250%	8/17/45	7,980	7,357
	Barclays plc	4.950%	1/10/47	11,513	10,237
	BB&T Corp.	2.450%	1/15/20	14,695	14,592
	BB&T Corp.	2.150%	2/1/21	7,375	7,205
	BB&T Corp.	2.050%	5/10/21	15,586	15,177
	BB&T Corp.	3.200%	9/3/21	8,625	8,654
	BB&T Corp.	2.750%	4/1/22	6,350	6,225

30

Vanguard® Total Bond Market Index Fund

Schedule of Investments

December 31, 2018

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	BB&T Corp.	3.750%	12/6/23	8,750	8,853
	BB&T Corp.	2.850%	10/26/24	7,282	6,989
	BB&T Corp.	3.700%	6/5/25	10,350	10,377
	BNP Paribas SA	2.375%	5/21/20	7,153	7,078
	BNP Paribas SA	5.000%	1/15/21	41,021	42,480
	BNP Paribas SA	3.250%	3/3/23	21,210	20,765
	BNP Paribas SA	4.250%	10/15/24	2,500	2,466
	BPCE SA	2.250%	1/27/20	4,850	4,794
	BPCE SA	2.650%	2/3/21	7,957	7,814
	BPCE SA	2.750%	12/2/21	9,095	8,849
10	BPCE SA	3.000%	5/22/22	5,500	5,319
	BPCE SA	4.000%	4/15/24	21,067	21,248
	BPCE SA	3.375%	12/2/26	4,750	4,456
	Branch Banking & Trust Co.	2.100%	1/15/20	14,700	14,555
	Branch Banking & Trust Co.	2.250%	6/1/20	17,925	17,712
	Branch Banking & Trust Co.	2.850%	4/1/21	385	382
	Branch Banking & Trust Co.	2.625%	1/15/22	15,250	14,958
	Branch Banking & Trust Co.	3.625%	9/16/25	18,853	18,574
	Branch Banking & Trust Co.	3.800%	10/30/26	3,025	3,003
	Canadian Imperial Bank of Commerce	2.100%	10/5/20	12,770	12,523
	Canadian Imperial Bank of Commerce	2.700%	2/2/21	9,800	9,697
	Canadian Imperial Bank of Commerce	2.550%	6/16/22	20,282	19,713
	Canadian Imperial Bank of Commerce	3.500%	9/13/23	12,350	12,383
	Capital One Bank USA NA	3.375%	2/15/23	27,653	26,704
	Capital One Financial Corp.	2.500%	5/12/20	15,950	15,734
	Capital One Financial Corp.	2.400%	10/30/20	7,000	6,850
	Capital One Financial Corp.	3.450%	4/30/21	15,550	15,547
	Capital One Financial Corp.	4.750%	7/15/21	4,113	4,216
	Capital One Financial Corp.	3.050%	3/9/22	1,385	1,353
	Capital One Financial Corp.	3.200%	1/30/23	14,085	13,679
	Capital One Financial Corp.	3.500%	6/15/23	4,510	4,426
	Capital One Financial Corp.	3.750%	4/24/24	8,178	7,977
	Capital One Financial Corp.	3.300%	10/30/24	10,100	9,533
	Capital One Financial Corp.	3.200%	2/5/25	2,135	1,994
	Capital One Financial Corp.	4.250%	4/30/25	7,500	7,437
	Capital One Financial Corp.	4.200%	10/29/25	11,035	10,617
	Capital One Financial Corp.	3.750%	7/28/26	16,600	15,199
	Capital One Financial Corp.	3.750%	3/9/27	8,343	7,751
	Capital One Financial Corp.	3.800%	1/31/28	16,311	15,077
	Capital One NA	2.350%	1/31/20	15,130	14,931
	Capital One NA	2.950%	7/23/21	9,181	9,039
	Capital One NA	2.250%	9/13/21	16,950	16,322
	Capital One NA	2.650%	8/8/22	15,250	14,649
	Citibank NA	3.050%	5/1/20	20,000	19,964
	Citibank NA	2.100%	6/12/20	15,850	15,581
	Citibank NA	2.125%	10/20/20	37,301	36,512
	Citibank NA	2.850%	2/12/21	13,000	12,885
	Citibank NA	3.400%	7/23/21	14,000	14,001
5,10	Citicorp Lease Pass-Through Trust 1999-1	8.040%	12/15/19	10,588	11,106
	Citigroup Inc.	2.450%	1/10/20	16,375	16,235
	Citigroup Inc.	2.400%	2/18/20	18,365	18,196
	Citigroup Inc.	5.375%	8/9/20	6,973	7,189
	Citigroup Inc.	2.650%	10/26/20	28,998	28,609
	Citigroup Inc.	2.700%	3/30/21	39,285	38,640
	Citigroup Inc.	2.350%	8/2/21	7,128	6,918
	Citigroup Inc.	2.900%	12/8/21	45,853	45,046
	Citigroup Inc.	4.500%	1/14/22	35,933	36,788
	Citigroup Inc.	2.750%	4/25/22	2,800	2,712
	Citigroup Inc.	4.050%	7/30/22	10,570	10,590
	Citigroup Inc.	2.700%	10/27/22	9,950	9,584
5	Citigroup Inc.	3.142%	1/24/23	19,550	19,186
	Citigroup Inc.	3.375%	3/1/23	5,550	5,459
	Citigroup Inc.	3.500%	5/15/23	19,623	19,262
5	Citigroup Inc.	2.876%	7/24/23	15,700	15,223

31

Vanguard® Total Bond Market Index Fund

Schedule of Investments

December 31, 2018

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Citigroup Inc.	3.875%	10/25/23	13,245	13,280
5	Citigroup Inc.	4.044%	6/1/24	2,195	2,205
	Citigroup Inc.	3.750%	6/16/24	20,377	20,225
	Citigroup Inc.	4.000%	8/5/24	18,929	18,656
	Citigroup Inc.	3.875%	3/26/25	10,438	10,099
	Citigroup Inc.	3.300%	4/27/25	4,832	4,606
	Citigroup Inc.	4.400%	6/10/25	52,319	51,206
	Citigroup Inc.	5.500%	9/13/25	11,753	12,351
	Citigroup Inc.	3.700%	1/12/26	22,925	22,048
	Citigroup Inc.	4.600%	3/9/26	22,967	22,693
	Citigroup Inc.	3.400%	5/1/26	15,289	14,351
	Citigroup Inc.	3.200%	10/21/26	37,507	34,661
	Citigroup Inc.	4.450%	9/29/27	31,985	30,821
5	Citigroup Inc.	3.887%	1/10/28	15,507	14,920
5	Citigroup Inc.	3.668%	7/24/28	39,604	37,398
	Citigroup Inc.	4.125%	7/25/28	13,175	12,376
5	Citigroup Inc.	3.520%	10/27/28	29,310	27,344
5	Citigroup Inc.	4.075%	4/23/29	16,570	16,177
	Citigroup Inc.	6.625%	6/15/32	4,370	5,065
	Citigroup Inc.	5.875%	2/22/33	1,525	1,661
	Citigroup Inc.	6.000%	10/31/33	7,756	8,513
	Citigroup Inc.	6.125%	8/25/36	13,964	15,430
5	Citigroup Inc.	3.878%	1/24/39	23,100	20,558
	Citigroup Inc.	8.125%	7/15/39	24,330	33,834
	Citigroup Inc.	5.875%	1/30/42	13,988	16,013
	Citigroup Inc.	6.675%	9/13/43	5,369	6,397
	Citigroup Inc.	4.950%	11/7/43	3,036	3,072
	Citigroup Inc.	5.300%	5/6/44	10,419	10,627
	Citigroup Inc.	4.650%	7/30/45	11,416	11,114
	Citigroup Inc.	4.750%	5/18/46	23,742	22,133
5	Citigroup Inc.	4.281%	4/24/48	10,433	9,756
	Citigroup Inc.	4.650%	7/23/48	26,125	25,682
	Citizens Bank NA	2.250%	3/2/20	5,150	5,091
	Citizens Bank NA	2.200%	5/26/20	12,485	12,302
	Citizens Bank NA	2.250%	10/30/20	10,000	9,795
	Citizens Bank NA	2.550%	5/13/21	7,430	7,277
	Citizens Bank NA	2.650%	5/26/22	9,175	8,905
	Citizens Bank NA	3.700%	3/29/23	5,065	5,076
	Citizens Financial Group Inc.	2.375%	7/28/21	1,750	1,704
	Citizens Financial Group Inc.	4.300%	12/3/25	6,303	6,222
	Comerica Bank	4.000%	7/27/25	50	50
	Comerica Inc.	3.700%	7/31/23	11,650	11,652
	Commonwealth Bank of Australia	2.300%	3/12/20	250	248
10	Commonwealth Bank of Australia	2.050%	9/18/20	25	25
	Commonwealth Bank of Australia	2.400%	11/2/20	12,911	12,720
	Commonwealth Bank of Australia	2.550%	3/15/21	8,395	8,266
10	Commonwealth Bank of Australia	2.750%	3/10/22	15,000	14,709
10	Commonwealth Bank of Australia	3.900%	7/12/47	50	47
	Compass Bank	3.500%	6/11/21	10,200	10,142
	Compass Bank	2.875%	6/29/22	19,400	18,584
	Cooperatieve Rabobank UA	2.250%	1/14/20	24,300	24,092
	Cooperatieve Rabobank UA	4.500%	1/11/21	100	102
	Cooperatieve Rabobank UA	2.500%	1/19/21	48,750	47,938
	Cooperatieve Rabobank UA	3.125%	4/26/21	180	179
	Cooperatieve Rabobank UA	2.750%	1/10/22	12,052	11,816
	Cooperatieve Rabobank UA	3.875%	2/8/22	41,588	42,031
	Cooperatieve Rabobank UA	3.950%	11/9/22	40,698	40,484
	Cooperatieve Rabobank UA	4.625%	12/1/23	17,615	17,875
	Cooperatieve Rabobank UA	3.375%	5/21/25	19,309	18,830
	Cooperatieve Rabobank UA	4.375%	8/4/25	15,053	14,773
	Cooperatieve Rabobank UA	3.750%	7/21/26	12,005	11,261
	Cooperatieve Rabobank UA	5.250%	5/24/41	10,318	11,339
	Cooperatieve Rabobank UA	5.750%	12/1/43	10,950	11,978
	Cooperatieve Rabobank UA	5.250%	8/4/45	11,095	11,416

32

Vanguard® Total Bond Market Index Fund

Schedule of Investments

December 31, 2018

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Credit Suisse AG	5.400%	1/14/20	8,516	8,651
	Credit Suisse AG	4.375%	8/5/20	7,310	7,433
	Credit Suisse AG	3.000%	10/29/21	29,344	28,908
	Credit Suisse AG	3.625%	9/9/24	28,229	27,648
10	Credit Suisse Group AG	3.574%	1/9/23	10,000	9,750
10	Credit Suisse Group AG	4.282%	1/9/28	25,500	24,513
	Credit Suisse Group Funding Guernsey Ltd.	2.750%	3/26/20	3,150	3,124
	Credit Suisse Group Funding Guernsey Ltd.	3.125%	12/10/20	12,850	12,760
	Credit Suisse Group Funding Guernsey Ltd.	3.450%	4/16/21	36,845	36,748
	Credit Suisse Group Funding Guernsey Ltd.	3.800%	9/15/22	21,875	21,764
	Credit Suisse Group Funding Guernsey Ltd.	3.800%	6/9/23	11,780	11,536
	Credit Suisse Group Funding Guernsey Ltd.	3.750%	3/26/25	31,950	30,548
	Credit Suisse Group Funding Guernsey Ltd.	4.550%	4/17/26	1,000	993
	Credit Suisse Group Funding Guernsey Ltd.	4.875%	5/15/45	17,158	16,991
	Credit Suisse USA Inc.	7.125%	7/15/32	7,529	9,527
	Deutsche Bank AG	2.700%	7/13/20	19,000	18,421
	Deutsche Bank AG	2.950%	8/20/20	7,776	7,544
	Deutsche Bank AG	3.125%	1/13/21	11,907	11,557
	Deutsche Bank AG	3.150%	1/22/21	14,200	13,677
	Deutsche Bank AG	3.375%	5/12/21	10,979	10,620
	Deutsche Bank AG	4.250%	10/14/21	20,001	19,712
	Deutsche Bank AG	3.300%	11/16/22	27,156	25,180
	Deutsche Bank AG	3.950%	2/27/23	25,000	23,527
	Deutsche Bank AG	4.100%	1/13/26	8,010	7,261
	Deutsche Bank AG	3.700%	5/30/24	27,739	25,201
	Discover Bank	3.100%	6/4/20	4,847	4,801
	Discover Bank	3.200%	8/9/21	4,701	4,650
	Discover Bank	3.350%	2/6/23	9,200	8,941
	Discover Bank	4.200%	8/8/23	18,124	18,144
	Discover Bank	4.250%	3/13/26	2,675	2,609
	Discover Bank	3.450%	7/27/26	8,250	7,581
5	Discover Bank	4.682%	8/9/28	3,000	2,977
	Discover Bank	4.650%	9/13/28	8,900	8,805
	Discover Financial Services	5.200%	4/27/22	1,817	1,881
	Discover Financial Services	3.850%	11/21/22	10,115	10,045
	Discover Financial Services	3.950%	11/6/24	5,625	5,552
	Discover Financial Services	3.750%	3/4/25	5,800	5,553
	Discover Financial Services	4.100%	2/9/27	6,500	6,070
	Fifth Third Bancorp	2.875%	7/27/20	575	572
	Fifth Third Bancorp	3.500%	3/15/22	3,553	3,559
	Fifth Third Bancorp	4.300%	1/16/24	11,774	11,930
	Fifth Third Bancorp	3.950%	3/14/28	7,860	7,819
	Fifth Third Bancorp	8.250%	3/1/38	8,972	11,952
	Fifth Third Bank	2.200%	10/30/20	3,150	3,088
	Fifth Third Bank	2.250%	6/14/21	13,679	13,354
	Fifth Third Bank	3.350%	7/26/21	6,350	6,364
	Fifth Third Bank	2.875%	10/1/21	7,504	7,417
	Fifth Third Bank	3.950%	7/28/25	9,050	9,178
	Fifth Third Bank	3.850%	3/15/26	8,502	8,356
	First Horizon National Corp.	3.500%	12/15/20	5,063	5,058
	First Niagara Financial Group Inc.	6.750%	3/19/20	1,875	1,949
	First Republic Bank	2.500%	6/6/22	11,850	11,473
	First Republic Bank	4.375%	8/1/46	2,375	2,202
	First Republic Bank	4.625%	2/13/47	2,875	2,760
	FirstMerit Bank NA	4.270%	11/25/26	5,750	5,560
	Goldman Sachs Bank USA	3.200%	6/5/20	8,575	8,574
	Goldman Sachs Capital I	6.345%	2/15/34	13,025	14,555
	Goldman Sachs Group Inc.	5.375%	3/15/20	38,801	39,662
	Goldman Sachs Group Inc.	2.600%	4/23/20	21,524	21,320
	Goldman Sachs Group Inc.	6.000%	6/15/20	35,004	36,232
	Goldman Sachs Group Inc.	2.750%	9/15/20	22,611	22,375
	Goldman Sachs Group Inc.	2.875%	2/25/21	16,166	15,920
	Goldman Sachs Group Inc.	2.625%	4/25/21	22,612	22,050
	Goldman Sachs Group Inc.	5.250%	7/27/21	24,869	25,787

33

Vanguard® Total Bond Market Index Fund

Schedule of Investments

December 31, 2018

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Goldman Sachs Group Inc.	2.350%	11/15/21	20,200	19,487
	Goldman Sachs Group Inc.	5.750%	1/24/22	62,548	65,571
	Goldman Sachs Group Inc.	3.000%	4/26/22	38,214	36,966
5	Goldman Sachs Group Inc.	2.876%	10/31/22	53,297	52,003
	Goldman Sachs Group Inc.	3.625%	1/22/23	31,109	30,616
	Goldman Sachs Group Inc.	3.200%	2/23/23	14,800	14,356
5	Goldman Sachs Group Inc.	2.908%	6/5/23	24,891	23,738
5	Goldman Sachs Group Inc.	2.905%	7/24/23	24,500	23,397
	Goldman Sachs Group Inc.	4.000%	3/3/24	72,421	71,511
	Goldman Sachs Group Inc.	3.850%	7/8/24	19,179	18,692
	Goldman Sachs Group Inc.	3.500%	1/23/25	27,364	25,930
	Goldman Sachs Group Inc.	3.750%	5/22/25	1,128	1,080
5	Goldman Sachs Group Inc.	3.272%	9/29/25	40,322	37,757
	Goldman Sachs Group Inc.	4.250%	10/21/25	14,020	13,429
	Goldman Sachs Group Inc.	3.750%	2/25/26	30,869	29,164
	Goldman Sachs Group Inc.	3.500%	11/16/26	36,235	33,610
	Goldman Sachs Group Inc.	5.950%	1/15/27	9,328	9,853
	Goldman Sachs Group Inc.	3.850%	1/26/27	36,073	34,016
5	Goldman Sachs Group Inc.	3.691%	6/5/28	25,950	24,201
5	Goldman Sachs Group Inc.	3.814%	4/23/29	33,035	30,782
5	Goldman Sachs Group Inc.	4.223%	5/1/29	22,355	21,527
	Goldman Sachs Group Inc.	6.450%	5/1/36	22,624	24,983
	Goldman Sachs Group Inc.	6.750%	10/1/37	45,937	52,204
5	Goldman Sachs Group Inc.	4.017%	10/31/38	29,859	26,235
5	Goldman Sachs Group Inc.	4.411%	4/23/39	22,330	20,982
	Goldman Sachs Group Inc.	6.250%	2/1/41	27,777	31,708
	Goldman Sachs Group Inc.	4.800%	7/8/44	29,708	28,386
	Goldman Sachs Group Inc.	5.150%	5/22/45	28,869	27,249
	Goldman Sachs Group Inc.	4.750%	10/21/45	11,379	10,857
	HSBC Bank USA NA	4.875%	8/24/20	26,859	27,448
	HSBC Bank USA NA	5.875%	11/1/34	7,640	8,591
	HSBC Bank USA NA	5.625%	8/15/35	3,894	4,251
	HSBC Bank USA NA	7.000%	1/15/39	8,709	10,888
	HSBC Holdings plc	3.400%	3/8/21	39,285	39,170
	HSBC Holdings plc	5.100%	4/5/21	39,245	40,508
	HSBC Holdings plc	2.950%	5/25/21	49,428	48,720
	HSBC Holdings plc	2.650%	1/5/22	31,513	30,582
	HSBC Holdings plc	4.875%	1/14/22	3,760	3,889
	HSBC Holdings plc	4.000%	3/30/22	11,181	11,286
5	HSBC Holdings plc	3.262%	3/13/23	25,882	25,358
	HSBC Holdings plc	3.600%	5/25/23	21,900	21,664
5	HSBC Holdings plc	3.033%	11/22/23	6,939	6,695
	HSBC Holdings plc	4.250%	3/14/24	31,403	31,390
5	HSBC Holdings plc	3.950%	5/18/24	10,000	9,900
	HSBC Holdings plc	4.250%	8/18/25	12,257	11,921
	HSBC Holdings plc	4.300%	3/8/26	39,675	39,057
	HSBC Holdings plc	3.900%	5/25/26	40,350	38,678
5	HSBC Holdings plc	4.292%	9/12/26	27,450	27,066
	HSBC Holdings plc	4.375%	11/23/26	16,831	16,316
5	HSBC Holdings plc	4.041%	3/13/28	32,403	30,997
5	HSBC Holdings plc	4.583%	6/19/29	21,000	20,804
	HSBC Holdings plc	7.625%	5/17/32	1,946	2,443
	HSBC Holdings plc	7.350%	11/27/32	2,040	2,517
	HSBC Holdings plc	6.500%	5/2/36	13,904	15,795
	HSBC Holdings plc	6.500%	9/15/37	34,245	39,120
	HSBC Holdings plc	6.800%	6/1/38	5,749	6,801
	HSBC Holdings plc	6.100%	1/14/42	3,048	3,563
	HSBC Holdings plc	5.250%	3/14/44	23,653	23,648
	HSBC USA Inc.	2.350%	3/5/20	18,540	18,346
	HSBC USA Inc.	2.750%	8/7/20	5,350	5,289
	HSBC USA Inc.	5.000%	9/27/20	8,852	9,041
	HSBC USA Inc.	3.500%	6/23/24	7,400	7,261
	Huntington Bancshares Inc.	7.000%	12/15/20	4,200	4,482
	Huntington Bancshares Inc.	3.150%	3/14/21	3,525	3,511

34

Vanguard® Total Bond Market Index Fund

Schedule of Investments

December 31, 2018

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Huntington Bancshares Inc.	2.300%	1/14/22	10,168	9,814
	Huntington Bancshares Inc.	4.000%	5/15/25	6,132	6,168
	Huntington National Bank	2.375%	3/10/20	19,000	18,839
	Huntington National Bank	2.400%	4/1/20	12,075	11,944
	Huntington National Bank	2.875%	8/20/20	7,750	7,697
	Huntington National Bank	3.250%	5/14/21	9,500	9,490
	Huntington National Bank	2.500%	8/7/22	13,900	13,419
	Huntington National Bank	3.550%	10/6/23	5,625	5,609
10	ING Bank NV	2.450%	3/16/20	20,000	19,836
	ING Groep NV	3.150%	3/29/22	7,607	7,460
	ING Groep NV	4.100%	10/2/23	9,300	9,296
	ING Groep NV	3.950%	3/29/27	13,967	13,298
	ING Groep NV	4.550%	10/2/28	12,000	11,827
10	Intesa Sanpaolo SPA	6.500%	2/24/21	100	102
	Intesa Sanpaolo SPA	5.250%	1/12/24	27,031	26,508
	JPMorgan Chase & Co.	2.250%	1/23/20	52,315	51,778
	JPMorgan Chase & Co.	2.750%	6/23/20	51,031	50,698
	JPMorgan Chase & Co.	4.400%	7/22/20	5,303	5,399
	JPMorgan Chase & Co.	4.250%	10/15/20	15,830	16,102
	JPMorgan Chase & Co.	2.550%	10/29/20	24,592	24,308
	JPMorgan Chase & Co.	2.550%	3/1/21	21,103	20,785
	JPMorgan Chase & Co.	4.625%	5/10/21	4,626	4,757
	JPMorgan Chase & Co.	2.400%	6/7/21	12,170	11,920
	JPMorgan Chase & Co.	2.295%	8/15/21	54,033	52,765
	JPMorgan Chase & Co.	4.350%	8/15/21	25,609	26,189
	JPMorgan Chase & Co.	4.500%	1/24/22	38,768	39,936
5	JPMorgan Chase & Co.	3.514%	6/18/22	15,325	15,349
	JPMorgan Chase & Co.	3.250%	9/23/22	20,832	20,628
	JPMorgan Chase & Co.	2.972%	1/15/23	47,008	45,835
	JPMorgan Chase & Co.	3.200%	1/25/23	50,072	49,409
5	JPMorgan Chase & Co.	2.776%	4/25/23	20,050	19,451
	JPMorgan Chase & Co.	3.375%	5/1/23	28,849	28,281
	JPMorgan Chase & Co.	2.700%	5/18/23	18,576	17,844
	JPMorgan Chase & Co.	3.875%	2/1/24	25,142	25,282
5	JPMorgan Chase & Co.	3.559%	4/23/24	21,473	21,334
	JPMorgan Chase & Co.	3.625%	5/13/24	46,157	45,805
5	JPMorgan Chase & Co.	3.797%	7/23/24	8,950	8,970
	JPMorgan Chase & Co.	3.875%	9/10/24	32,922	32,380
5	JPMorgan Chase & Co.	4.023%	12/5/24	20,000	20,152
	JPMorgan Chase & Co.	3.125%	1/23/25	27,802	26,451
5	JPMorgan Chase & Co.	3.220%	3/1/25	23,093	22,308
	JPMorgan Chase & Co.	3.900%	7/15/25	27,259	27,015
	JPMorgan Chase & Co.	3.300%	4/1/26	55,855	53,254
	JPMorgan Chase & Co.	3.200%	6/15/26	26,330	24,777
	JPMorgan Chase & Co.	2.950%	10/1/26	34,807	32,156
	JPMorgan Chase & Co.	4.125%	12/15/26	21,393	20,963
	JPMorgan Chase & Co.	4.250%	10/1/27	10,907	10,721
	JPMorgan Chase & Co.	3.625%	12/1/27	10,768	10,069
5	JPMorgan Chase & Co.	3.782%	2/1/28	38,756	37,532
5	JPMorgan Chase & Co.	3.540%	5/1/28	33,999	32,417
5	JPMorgan Chase & Co.	3.509%	1/23/29	29,450	27,914
5	JPMorgan Chase & Co.	4.005%	4/23/29	11,050	10,971
5	JPMorgan Chase & Co.	4.203%	7/23/29	10,200	10,156
5	JPMorgan Chase & Co.	4.452%	12/5/29	22,150	22,523
	JPMorgan Chase & Co.	8.750%	9/1/30	1,100	1,487
	JPMorgan Chase & Co.	6.400%	5/15/38	26,237	32,411
5	JPMorgan Chase & Co.	3.882%	7/24/38	26,843	24,462
	JPMorgan Chase & Co.	5.500%	10/15/40	30,521	33,881
	JPMorgan Chase & Co.	5.600%	7/15/41	9,385	10,625
	JPMorgan Chase & Co.	5.400%	1/6/42	9,681	10,660
	JPMorgan Chase & Co.	5.625%	8/16/43	6,869	7,617
	JPMorgan Chase & Co.	4.850%	2/1/44	2,389	2,439
	JPMorgan Chase & Co.	4.950%	6/1/45	10,460	10,650
5	JPMorgan Chase & Co.	4.260%	2/22/48	20,633	19,220

35

Vanguard® Total Bond Market Index Fund

Schedule of Investments

December 31, 2018

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
5	JPMorgan Chase & Co.	4.032%	7/24/48	21,502	19,421
5	JPMorgan Chase & Co.	3.964%	11/15/48	22,320	20,050
5	JPMorgan Chase & Co.	3.897%	1/23/49	28,500	25,192
5	JPMorgan Chase Bank NA	2.604%	2/1/21	17,775	17,651
5	JPMorgan Chase Bank NA	3.086%	4/26/21	28,500	28,426
	KeyBank NA	2.250%	3/16/20	3,030	2,996
	KeyBank NA	3.350%	6/15/21	3,750	3,778
	KeyBank NA	2.500%	11/22/21	3,619	3,545
	KeyBank NA	2.400%	6/9/22	2,995	2,898
	KeyBank NA	2.300%	9/14/22	9,850	9,512
	KeyBank NA	3.375%	3/7/23	6,050	6,043
	KeyBank NA	3.300%	6/1/25	7,726	7,556
	KeyBank NA	3.400%	5/20/26	12,750	12,204
5	KeyBank NA	3.180%	10/15/27	4,425	4,371
	KeyBank NA	6.950%	2/1/28	1,290	1,542
	KeyCorp	2.900%	9/15/20	1,284	1,275
	KeyCorp	5.100%	3/24/21	9,247	9,575
	KeyCorp	4.150%	10/29/25	7,000	7,118
	KeyCorp	4.100%	4/30/28	15,000	14,981
	Lloyds Bank plc	2.700%	8/17/20	10,080	9,951
	Lloyds Bank plc	6.375%	1/21/21	11,075	11,666
	Lloyds Bank plc	3.300%	5/7/21	5,000	4,962
	Lloyds Bank plc	3.500%	5/14/25	500	471
	Lloyds Banking Group plc	3.100%	7/6/21	210	206
	Lloyds Banking Group plc	3.000%	1/11/22	10,026	9,680
	Lloyds Banking Group plc	4.050%	8/16/23	34,800	34,255
5	Lloyds Banking Group plc	2.907%	11/7/23	16,400	15,510
	Lloyds Banking Group plc	4.500%	11/4/24	13,001	12,548
	Lloyds Banking Group plc	4.450%	5/8/25	7,000	6,869
	Lloyds Banking Group plc	4.582%	12/10/25	37,055	34,878
	Lloyds Banking Group plc	4.650%	3/24/26	10,832	10,198
	Lloyds Banking Group plc	3.750%	1/11/27	7,482	6,821
	Lloyds Banking Group plc	4.375%	3/22/28	30,950	29,279
	Lloyds Banking Group plc	4.550%	8/16/28	22,200	21,205
5	Lloyds Banking Group plc	3.574%	11/7/28	16,400	14,607
	Lloyds Banking Group plc	5.300%	12/1/45	2,539	2,322
	Lloyds Banking Group plc	4.344%	1/9/48	16,700	13,167
	M&T Bank Corp.	3.550%	7/26/23	7,200	7,257
	Manufacturers & Traders Trust Co.	2.100%	2/6/20	14,950	14,786
	Manufacturers & Traders Trust Co.	2.625%	1/25/21	2,000	1,973
	Manufacturers & Traders Trust Co.	2.500%	5/18/22	1,995	1,931
	Manufacturers & Traders Trust Co.	2.900%	2/6/25	8,576	8,247
	Mitsubishi UFJ Financial Group Inc.	2.950%	3/1/21	21,733	21,526
	Mitsubishi UFJ Financial Group Inc.	3.535%	7/26/21	6,950	6,976
	Mitsubishi UFJ Financial Group Inc.	2.190%	9/13/21	30,240	29,185
	Mitsubishi UFJ Financial Group Inc.	2.665%	7/25/22	25,200	24,494
	Mitsubishi UFJ Financial Group Inc.	3.455%	3/2/23	12,500	12,441
	Mitsubishi UFJ Financial Group Inc.	3.761%	7/26/23	23,365	23,494
	Mitsubishi UFJ Financial Group Inc.	2.527%	9/13/23	3,350	3,185
	Mitsubishi UFJ Financial Group Inc.	3.777%	3/2/25	14,000	13,962
	Mitsubishi UFJ Financial Group Inc.	3.850%	3/1/26	32,250	32,077
	Mitsubishi UFJ Financial Group Inc.	2.757%	9/13/26	9,325	8,514
	Mitsubishi UFJ Financial Group Inc.	3.677%	2/22/27	30,600	29,947
	Mitsubishi UFJ Financial Group Inc.	3.287%	7/25/27	25,400	24,283
	Mitsubishi UFJ Financial Group Inc.	3.961%	3/2/28	14,850	14,776
	Mitsubishi UFJ Financial Group Inc.	4.050%	9/11/28	12,000	11,940
	Mitsubishi UFJ Financial Group Inc.	4.286%	7/26/38	2,350	2,352
	Mizuho Financial Group Inc.	2.273%	9/13/21	300	290
	Mizuho Financial Group Inc.	2.953%	2/28/22	500	491
	Mizuho Financial Group Inc.	2.601%	9/11/22	500	483
	Mizuho Financial Group Inc.	3.549%	3/5/23	13,200	13,155
5	Mizuho Financial Group Inc.	3.922%	9/11/24	11,000	11,119
	Mizuho Financial Group Inc.	3.663%	2/28/27	2,000	1,955
	Mizuho Financial Group Inc.	4.018%	3/5/28	18,425	18,497

36

Vanguard® Total Bond Market Index Fund

Schedule of Investments

December 31, 2018

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
5	Mizuho Financial Group Inc.	4.254%	9/11/29	15,000	15,175
	Morgan Stanley	5.500%	1/26/20	8,164	8,350
	Morgan Stanley	2.650%	1/27/20	23,172	22,999
	Morgan Stanley	2.800%	6/16/20	20,674	20,524
	Morgan Stanley	5.500%	7/24/20	3,842	3,961
	Morgan Stanley	5.750%	1/25/21	21,310	22,243
	Morgan Stanley	2.500%	4/21/21	5,164	5,058
	Morgan Stanley	5.500%	7/28/21	13,166	13,805
	Morgan Stanley	2.625%	11/17/21	46,617	45,415
	Morgan Stanley	2.750%	5/19/22	32,223	31,256
	Morgan Stanley	4.875%	11/1/22	22,538	23,212
	Morgan Stanley	3.125%	1/23/23	12,925	12,632
	Morgan Stanley	3.750%	2/25/23	66,485	66,299
	Morgan Stanley	4.100%	5/22/23	21,836	21,876
5	Morgan Stanley	3.737%	4/24/24	20,300	20,191
	Morgan Stanley	3.875%	4/29/24	38,463	38,191
	Morgan Stanley	3.700%	10/23/24	45,244	44,493
	Morgan Stanley	4.000%	7/23/25	44,783	44,153
	Morgan Stanley	5.000%	11/24/25	22,714	23,167
	Morgan Stanley	3.875%	1/27/26	39,341	38,336
	Morgan Stanley	3.125%	7/27/26	33,401	30,751
	Morgan Stanley	6.250%	8/9/26	11,727	12,950
	Morgan Stanley	4.350%	9/8/26	26,052	25,260
	Morgan Stanley	3.625%	1/20/27	33,590	31,956
	Morgan Stanley	3.950%	4/23/27	16,979	15,991
5	Morgan Stanley	3.591%	7/22/28	51,575	48,671
5	Morgan Stanley	3.772%	1/24/29	17,475	16,740
	Morgan Stanley	7.250%	4/1/32	7,877	10,050
5	Morgan Stanley	3.971%	7/22/38	21,157	19,440
5	Morgan Stanley	4.457%	4/22/39	20,750	20,146
	Morgan Stanley	6.375%	7/24/42	33,637	41,295
	Morgan Stanley	4.300%	1/27/45	36,538	34,420
	Morgan Stanley	4.375%	1/22/47	12,300	11,667
	MUFG Americas Holdings Corp.	3.500%	6/18/22	16,668	16,650
	MUFG Americas Holdings Corp.	3.000%	2/10/25	6,600	6,298
10	MUFG Bank Ltd.	2.300%	3/5/20	100	99
	National Australia Bank Ltd.	2.125%	5/22/20	26,200	25,838
	National Australia Bank Ltd.	2.625%	1/14/21	8,647	8,535
	National Australia Bank Ltd.	1.875%	7/12/21	9,554	9,220
	National Australia Bank Ltd.	3.375%	9/20/21	20,000	19,975
	National Australia Bank Ltd.	3.700%	11/4/21	10,550	10,652
	National Australia Bank Ltd.	2.800%	1/10/22	6,004	5,887
	National Australia Bank Ltd.	2.500%	5/22/22	8,724	8,459
	National Australia Bank Ltd.	3.000%	1/20/23	850	834
	National Australia Bank Ltd.	2.875%	4/12/23	750	732
	National Australia Bank Ltd.	3.625%	6/20/23	12,000	12,000
	National Australia Bank Ltd.	3.375%	1/14/26	6,752	6,546
	National Australia Bank Ltd.	2.500%	7/12/26	20,034	18,188
	National Bank of Canada	2.150%	6/12/20	11,000	10,842
	National Bank of Canada	2.200%	11/2/20	10,535	10,323
10	Nordea Bank AB	2.500%	9/17/20	60	59
	Northern Trust Corp.	3.450%	11/4/20	7,820	7,891
	Northern Trust Corp.	3.375%	8/23/21	1,993	2,011
	Northern Trust Corp.	2.375%	8/2/22	6,300	6,106
	Northern Trust Corp.	3.950%	10/30/25	8,975	9,137
	Northern Trust Corp.	3.650%	8/3/28	4,500	4,515
5	Northern Trust Corp.	3.375%	5/8/32	3,850	3,590
	People’s United Bank NA	4.000%	7/15/24	3,850	3,836
	People’s United Financial Inc.	3.650%	12/6/22	6,175	6,179
	PNC Bank NA	2.000%	5/19/20	4,720	4,644
	PNC Bank NA	2.300%	6/1/20	11,136	10,996
	PNC Bank NA	2.600%	7/21/20	5,770	5,717
	PNC Bank NA	2.450%	11/5/20	11,499	11,339
	PNC Bank NA	2.150%	4/29/21	22,150	21,581

37

Vanguard® Total Bond Market Index Fund

Schedule of Investments

December 31, 2018

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	PNC Bank NA	2.550%	12/9/21	6,050	5,916
	PNC Bank NA	2.625%	2/17/22	20,150	19,692
	PNC Bank NA	2.700%	11/1/22	9,584	9,304
	PNC Bank NA	2.950%	1/30/23	10,077	9,792
	PNC Bank NA	3.800%	7/25/23	16,478	16,503
	PNC Bank NA	3.300%	10/30/24	5,770	5,712
	PNC Bank NA	2.950%	2/23/25	9,400	9,017
	PNC Bank NA	3.250%	6/1/25	8,575	8,353
	PNC Bank NA	3.100%	10/25/27	7,900	7,530
	PNC Bank NA	3.250%	1/22/28	9,500	9,190
	PNC Bank NA	4.050%	7/26/28	5,850	5,911
	PNC Financial Services Group Inc.	2.854%	11/9/22	15,450	15,125
	PNC Financial Services Group Inc.	3.900%	4/29/24	20,706	20,584
	PNC Financial Services Group Inc.	3.150%	5/19/27	10,250	9,827
	PNC Funding Corp.	5.125%	2/8/20	11,743	11,990
	PNC Funding Corp.	4.375%	8/11/20	19,240	19,613
	PNC Funding Corp.	3.300%	3/8/22	10,784	10,761
	Regions Bank	2.750%	4/1/21	4,700	4,638
5	Regions Bank	3.374%	8/13/21	5,500	5,479
	Regions Bank	6.450%	6/26/37	3,371	3,930
	Regions Financial Corp.	3.200%	2/8/21	3,166	3,145
	Regions Financial Corp.	2.750%	8/14/22	5,429	5,241
	Regions Financial Corp.	3.800%	8/14/23	10,725	10,719
	Regions Financial Corp.	7.375%	12/10/37	3,730	4,717
	Royal Bank of Canada	2.125%	3/2/20	25,650	25,372
	Royal Bank of Canada	2.150%	3/6/20	550	545
	Royal Bank of Canada	2.150%	10/26/20	12,444	12,250
	Royal Bank of Canada	2.350%	10/30/20	22,564	22,270
	Royal Bank of Canada	2.500%	1/19/21	18,542	18,334
	Royal Bank of Canada	3.200%	4/30/21	16,800	16,801
	Royal Bank of Canada	2.750%	2/1/22	21,761	21,446
	Royal Bank of Canada	3.700%	10/5/23	8,520	8,532
	Royal Bank of Canada	4.650%	1/27/26	10,918	11,171
	Royal Bank of Scotland Group plc	6.125%	12/15/22	5,500	5,595
5	Royal Bank of Scotland Group plc	3.498%	5/15/23	13,700	13,139
	Royal Bank of Scotland Group plc	6.100%	6/10/23	10,000	10,155
	Royal Bank of Scotland Group plc	3.875%	9/12/23	37,849	36,303
	Royal Bank of Scotland Group plc	6.000%	12/19/23	7,500	7,632
	Royal Bank of Scotland Group plc	5.125%	5/28/24	24,830	24,108
5	Royal Bank of Scotland Group plc	4.519%	6/25/24	20,000	19,604
	Royal Bank of Scotland Group plc	4.800%	4/5/26	4,731	4,602
5	Royal Bank of Scotland Group plc	4.892%	5/18/29	25,600	24,422
5	Royal Bank of Scotland Group plc	5.076%	1/27/30	39,700	38,275
	Santander Holdings USA Inc.	2.650%	4/17/20	8,622	8,508
	Santander Holdings USA Inc.	4.450%	12/3/21	10,500	10,635
	Santander Holdings USA Inc.	3.700%	3/28/22	21,640	21,220
	Santander Holdings USA Inc.	3.400%	1/18/23	12,900	12,386
	Santander Holdings USA Inc.	4.500%	7/17/25	9,425	9,285
	Santander Holdings USA Inc.	4.400%	7/13/27	11,605	10,937
	Santander UK Group Holdings plc	2.875%	10/16/20	15,820	15,593
	Santander UK Group Holdings plc	3.125%	1/8/21	18,025	17,692
	Santander UK Group Holdings plc	2.875%	8/5/21	11,549	11,175
	Santander UK Group Holdings plc	3.571%	1/10/23	7,551	7,240
5	Santander UK Group Holdings plc	4.796%	11/15/24	7,050	7,003
5	Santander UK Group Holdings plc	3.823%	11/3/28	7,073	6,364
	Santander UK plc	2.375%	3/16/20	3,791	3,746
	Santander UK plc	2.125%	11/3/20	175	170
	Santander UK plc	3.400%	6/1/21	15,500	15,425
	Santander UK plc	3.750%	11/15/21	6,525	6,525
	Santander UK plc	4.000%	3/13/24	17,980	17,998
	Skandinaviska Enskilda Banken AB	2.300%	3/11/20	5,500	5,445
	Skandinaviska Enskilda Banken AB	2.625%	3/15/21	11,895	11,728
	Skandinaviska Enskilda Banken AB	1.875%	9/13/21	31,400	30,224
	Skandinaviska Enskilda Banken AB	2.800%	3/11/22	8,150	7,992

38

Vanguard® Total Bond Market Index Fund

Schedule of Investments

December 31, 2018

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	State Street Corp.	2.550%	8/18/20	50	50
	State Street Corp.	4.375%	3/7/21	2,255	2,311
	State Street Corp.	1.950%	5/19/21	7,285	7,077
5	State Street Corp.	2.653%	5/15/23	6,750	6,575
	State Street Corp.	3.100%	5/15/23	9,208	9,048
	State Street Corp.	3.700%	11/20/23	6,964	7,034
5	State Street Corp.	3.776%	12/3/24	5,800	5,815
	State Street Corp.	3.300%	12/16/24	10,950	10,832
	State Street Corp.	3.550%	8/18/25	18,516	18,475
	State Street Corp.	2.650%	5/19/26	7,915	7,428
5	State Street Corp.	4.141%	12/3/29	3,325	3,417
	Sumitomo Mitsui Banking Corp.	2.450%	1/16/20	16,570	16,433
	Sumitomo Mitsui Banking Corp.	2.514%	1/17/20	18,200	18,059
	Sumitomo Mitsui Banking Corp.	2.650%	7/23/20	4,850	4,810
	Sumitomo Mitsui Banking Corp.	2.450%	10/20/20	3,700	3,649
	Sumitomo Mitsui Banking Corp.	3.200%	7/18/22	5,837	5,778
	Sumitomo Mitsui Banking Corp.	3.000%	1/18/23	550	537
	Sumitomo Mitsui Banking Corp.	3.950%	7/19/23	9,998	10,191
	Sumitomo Mitsui Banking Corp.	3.950%	1/10/24	9,850	9,922
	Sumitomo Mitsui Banking Corp.	3.400%	7/11/24	7,050	6,901
	Sumitomo Mitsui Banking Corp.	3.650%	7/23/25	3,100	3,076
	Sumitomo Mitsui Financial Group Inc.	2.934%	3/9/21	7,488	7,410
	Sumitomo Mitsui Financial Group Inc.	2.058%	7/14/21	5,975	5,781
	Sumitomo Mitsui Financial Group Inc.	2.442%	10/19/21	10,729	10,435
	Sumitomo Mitsui Financial Group Inc.	2.846%	1/11/22	10,194	9,993
	Sumitomo Mitsui Financial Group Inc.	2.784%	7/12/22	19,608	19,109
	Sumitomo Mitsui Financial Group Inc.	2.778%	10/18/22	9,804	9,521
	Sumitomo Mitsui Financial Group Inc.	3.102%	1/17/23	15,385	15,117
	Sumitomo Mitsui Financial Group Inc.	3.748%	7/19/23	9,850	9,936
	Sumitomo Mitsui Financial Group Inc.	3.936%	10/16/23	13,500	13,752
10	Sumitomo Mitsui Financial Group Inc.	4.436%	4/2/24	50	50
	Sumitomo Mitsui Financial Group Inc.	3.784%	3/9/26	12,568	12,441
	Sumitomo Mitsui Financial Group Inc.	2.632%	7/14/26	40,394	36,940
	Sumitomo Mitsui Financial Group Inc.	3.010%	10/19/26	6,550	6,125
	Sumitomo Mitsui Financial Group Inc.	3.446%	1/11/27	10,505	10,147
	Sumitomo Mitsui Financial Group Inc.	3.364%	7/12/27	20,308	19,459
	Sumitomo Mitsui Financial Group Inc.	3.544%	1/17/28	15,350	14,839
	Sumitomo Mitsui Financial Group Inc.	3.944%	7/19/28	25,000	24,875
	Sumitomo Mitsui Financial Group Inc.	4.306%	10/16/28	14,000	14,382
	SunTrust Bank	2.250%	1/31/20	14,375	14,203
5	SunTrust Bank	2.590%	1/29/21	8,000	7,933
5	SunTrust Bank	3.502%	8/2/22	8,500	8,478
	SunTrust Bank	3.000%	2/2/23	5,466	5,348
	SunTrust Bank	2.750%	5/1/23	6,225	6,002
5	SunTrust Bank	3.689%	8/2/24	12,110	12,108
	SunTrust Bank	3.300%	5/15/26	7,025	6,654
	SunTrust Banks Inc.	2.900%	3/3/21	5,957	5,909
	SunTrust Banks Inc.	2.700%	1/27/22	13,119	12,778
	SunTrust Banks Inc.	4.000%	5/1/25	6,150	6,172
	SVB Financial Group	3.500%	1/29/25	4,475	4,279
	Svenska Handelsbanken AB	2.400%	10/1/20	5,300	5,220
	Svenska Handelsbanken AB	2.450%	3/30/21	9,507	9,326
	Svenska Handelsbanken AB	3.350%	5/24/21	21,050	21,050
	Svenska Handelsbanken AB	1.875%	9/7/21	8,803	8,504
	Synchrony Bank	3.650%	5/24/21	18,150	17,752
	Synchrony Bank	3.000%	6/15/22	5,087	4,752
	Synchrony Financial	2.700%	2/3/20	7,595	7,466
	Synchrony Financial	3.750%	8/15/21	6,438	6,248
	Synchrony Financial	4.250%	8/15/24	29,871	27,458
	Synchrony Financial	4.500%	7/23/25	17,494	15,913
	Synchrony Financial	3.700%	8/4/26	9,725	8,277
	Synchrony Financial	3.950%	12/1/27	11,425	9,589
	Synovus Financial Corp.	3.125%	11/1/22	3,257	3,090
	Toronto-Dominion Bank	3.000%	6/11/20	4,550	4,553

39

Vanguard® Total Bond Market Index Fund

Schedule of Investments

December 31, 2018

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Toronto-Dominion Bank	3.150%	9/17/20	10,000	10,020
	Toronto-Dominion Bank	2.500%	12/14/20	12,441	12,310
	Toronto-Dominion Bank	2.550%	1/25/21	30,700	30,390
	Toronto-Dominion Bank	2.125%	4/7/21	20,937	20,495
	Toronto-Dominion Bank	3.250%	6/11/21	6,000	6,015
	Toronto-Dominion Bank	1.800%	7/13/21	16,432	15,897
	Toronto-Dominion Bank	3.500%	7/19/23	5,200	5,226
5	Toronto-Dominion Bank	3.625%	9/15/31	6,415	6,063
	UBS AG	2.350%	3/26/20	4,640	4,587
	UBS AG	4.875%	8/4/20	2,510	2,568
10	UBS AG	2.450%	12/1/20	22,580	22,190
10	UBS Group Funding Jersey Ltd.	2.950%	9/24/20	160	158
	US Bancorp	2.350%	1/29/21	8,684	8,556
	US Bancorp	4.125%	5/24/21	7,382	7,550
	US Bancorp	2.625%	1/24/22	17,864	17,581
	US Bancorp	3.000%	3/15/22	2,254	2,235
	US Bancorp	2.950%	7/15/22	17,278	17,025
	US Bancorp	3.700%	1/30/24	2,880	2,910
	US Bancorp	3.600%	9/11/24	2,605	2,591
	US Bancorp	3.950%	11/17/25	3,500	3,597
	US Bancorp	3.100%	4/27/26	6,295	5,966
	US Bancorp	2.375%	7/22/26	7,550	6,888
	US Bancorp	3.150%	4/27/27	17,025	16,327
	US Bancorp	3.900%	4/26/28	12,000	12,264
	US Bank NA	2.350%	1/23/20	3,000	2,978
	US Bank NA	2.000%	1/24/20	14,900	14,756
	US Bank NA	3.050%	7/24/20	8,000	8,005
	US Bank NA	2.050%	10/23/20	9,550	9,372
	US Bank NA	3.150%	4/26/21	150	150
5	US Bank NA	3.104%	5/21/21	500	500
	US Bank NA	3.450%	11/16/21	4,400	4,440
	US Bank NA	2.850%	1/23/23	8,375	8,204
	US Bank NA	3.400%	7/24/23	8,975	8,966
	US Bank NA	2.800%	1/27/25	20,579	19,724
	Wachovia Corp.	6.605%	10/1/25	3,175	3,582
	Wachovia Corp.	5.500%	8/1/35	13,477	14,439
	Wachovia Corp.	6.550%	10/15/35	7,625	9,222
	Wells Fargo & Co.	2.150%	1/30/20	6,744	6,671
	Wells Fargo & Co.	2.600%	7/22/20	33,011	32,690
	Wells Fargo & Co.	2.550%	12/7/20	14,191	13,987
	Wells Fargo & Co.	3.000%	1/22/21	15,420	15,342
	Wells Fargo & Co.	2.500%	3/4/21	33,235	32,616
	Wells Fargo & Co.	4.600%	4/1/21	20,877	21,374
	Wells Fargo & Co.	2.100%	7/26/21	58,726	56,843
	Wells Fargo & Co.	3.500%	3/8/22	23,915	23,798
	Wells Fargo & Co.	2.625%	7/22/22	44,300	42,652
	Wells Fargo & Co.	3.069%	1/24/23	40,255	39,198
	Wells Fargo & Co.	3.450%	2/13/23	20,448	20,049
	Wells Fargo & Co.	4.125%	8/15/23	17,134	17,235
	Wells Fargo & Co.	4.480%	1/16/24	11,285	11,410
	Wells Fargo & Co.	3.300%	9/9/24	24,331	23,529
	Wells Fargo & Co.	3.000%	2/19/25	27,449	25,916
	Wells Fargo & Co.	3.550%	9/29/25	26,945	26,129
	Wells Fargo & Co.	3.000%	4/22/26	29,322	27,272
	Wells Fargo & Co.	4.100%	6/3/26	44,131	43,033
	Wells Fargo & Co.	3.000%	10/23/26	35,170	32,568
	Wells Fargo & Co.	4.300%	7/22/27	24,005	23,604
5	Wells Fargo & Co.	3.584%	5/22/28	31,950	30,641
	Wells Fargo & Co.	5.375%	2/7/35	10,219	11,325
	Wells Fargo & Co.	5.375%	11/2/43	33,388	34,924
	Wells Fargo & Co.	5.606%	1/15/44	6,699	7,288
	Wells Fargo & Co.	4.650%	11/4/44	25,335	24,029
	Wells Fargo & Co.	3.900%	5/1/45	25,500	23,607
	Wells Fargo & Co.	4.900%	11/17/45	22,182	21,799

40

Vanguard® Total Bond Market Index Fund

Schedule of Investments

December 31, 2018

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Wells Fargo & Co.	4.400%	6/14/46	16,202	15,038
	Wells Fargo & Co.	4.750%	12/7/46	8,450	8,149
	Wells Fargo Bank NA	2.400%	1/15/20	20,000	19,823
	Wells Fargo Bank NA	2.600%	1/15/21	15,000	14,816
5	Wells Fargo Bank NA	3.325%	7/23/21	13,775	13,762
	Wells Fargo Bank NA	3.625%	10/22/21	33,900	34,011
	Wells Fargo Bank NA	3.550%	8/14/23	12,050	12,008
	Wells Fargo Bank NA	5.950%	8/26/36	8,453	9,735
	Wells Fargo Bank NA	5.850%	2/1/37	14,729	16,742
	Wells Fargo Bank NA	6.600%	1/15/38	10,694	13,235
5	Wells Fargo Capital X	5.950%	12/1/86	4,817	4,968
	Westpac Banking Corp.	2.150%	3/6/20	23,325	23,079
	Westpac Banking Corp.	3.050%	5/15/20	4,525	4,518
	Westpac Banking Corp.	2.300%	5/26/20	13,100	12,959
	Westpac Banking Corp.	2.600%	11/23/20	21,525	21,274
	Westpac Banking Corp.	2.650%	1/25/21	3,816	3,767
	Westpac Banking Corp.	2.100%	5/13/21	39,250	38,163
	Westpac Banking Corp.	2.000%	8/19/21	16,200	15,678
	Westpac Banking Corp.	2.800%	1/11/22	14,900	14,621
	Westpac Banking Corp.	2.500%	6/28/22	25,250	24,454
	Westpac Banking Corp.	2.750%	1/11/23	7,700	7,480
	Westpac Banking Corp.	3.650%	5/15/23	5,450	5,483
	Westpac Banking Corp.	2.850%	5/13/26	23,225	21,584
	Westpac Banking Corp.	2.700%	8/19/26	18,675	17,190
	Westpac Banking Corp.	3.350%	3/8/27	16,125	15,502
5	Westpac Banking Corp.	4.322%	11/23/31	29,000	27,391
	Zions Bancorp NA	3.500%	8/27/21	11,850	11,868
	Brokerage (0.3%)
	Affiliated Managers Group Inc.	4.250%	2/15/24	8,525	8,673
	Affiliated Managers Group Inc.	3.500%	8/1/25	8,400	8,165
	Ameriprise Financial Inc.	5.300%	3/15/20	3,942	4,038
	Ameriprise Financial Inc.	4.000%	10/15/23	13,566	13,893
	Ameriprise Financial Inc.	3.700%	10/15/24	5,912	5,873
	Ameriprise Financial Inc.	2.875%	9/15/26	100	93
10	Apollo Management Holdings LP	4.400%	5/27/26	150	151
	BGC Partners Inc.	5.125%	5/27/21	2,625	2,646
	BlackRock Inc.	4.250%	5/24/21	6,540	6,720
	BlackRock Inc.	3.375%	6/1/22	12,035	12,072
	BlackRock Inc.	3.500%	3/18/24	17,225	17,251
	BlackRock Inc.	3.200%	3/15/27	500	485
	Brookfield Asset Management Inc.	4.000%	1/15/25	5,745	5,617
	Brookfield Finance Inc.	4.250%	6/2/26	2,200	2,163
	Brookfield Finance Inc.	3.900%	1/25/28	6,400	6,014
	Brookfield Finance Inc.	4.700%	9/20/47	9,650	9,001
	Brookfield Finance LLC	4.000%	4/1/24	7,625	7,565
	Cboe Global Markets Inc.	3.650%	1/12/27	6,626	6,451
	Charles Schwab Corp.	4.450%	7/22/20	10,850	11,074
	Charles Schwab Corp.	3.250%	5/21/21	7,400	7,428
	Charles Schwab Corp.	3.225%	9/1/22	3,955	3,936
	Charles Schwab Corp.	2.650%	1/25/23	5,325	5,196
	Charles Schwab Corp.	3.550%	2/1/24	8,400	8,458
	Charles Schwab Corp.	3.850%	5/21/25	3,000	3,054
	Charles Schwab Corp.	3.450%	2/13/26	3,445	3,409
	Charles Schwab Corp.	3.200%	3/2/27	12,300	11,855
	Charles Schwab Corp.	3.200%	1/25/28	5,325	5,099
	Charles Schwab Corp.	4.000%	2/1/29	7,675	7,844
	CME Group Inc.	3.000%	9/15/22	7,987	7,953
	CME Group Inc.	3.000%	3/15/25	6,129	5,957
	CME Group Inc.	5.300%	9/15/43	8,234	9,536
	CME Group Inc.	4.150%	6/15/48	7,525	7,682
	E*TRADE Financial Corp.	2.950%	8/24/22	365	354
	E*TRADE Financial Corp.	3.800%	8/24/27	6,150	5,791
	E*TRADE Financial Corp.	4.500%	6/20/28	2,760	2,724

41

Vanguard® Total Bond Market Index Fund

Schedule of Investments

December 31, 2018

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Eaton Vance Corp.	3.625%	6/15/23	3,350	3,365
Eaton Vance Corp.	3.500%	4/6/27	4,530	4,376
Franklin Resources Inc.	2.800%	9/15/22	10,550	10,318
Franklin Resources Inc.	2.850%	3/30/25	1,985	1,893
Intercontinental Exchange Inc.	2.750%	12/1/20	11,900	11,822
Intercontinental Exchange Inc.	3.450%	9/21/23	4,500	4,523
Intercontinental Exchange Inc.	4.000%	10/15/23	13,771	14,100
Intercontinental Exchange Inc.	3.750%	12/1/25	13,010	13,073
Intercontinental Exchange Inc.	3.100%	9/15/27	2,246	2,132
Intercontinental Exchange Inc.	3.750%	9/21/28	4,850	4,854
Intercontinental Exchange Inc.	4.250%	9/21/48	8,950	8,790
Invesco Finance plc	3.125%	11/30/22	7,092	6,945
Invesco Finance plc	4.000%	1/30/24	14,599	14,575
Invesco Finance plc	3.750%	1/15/26	2,129	2,067
Invesco Finance plc	5.375%	11/30/43	11,762	12,612
Janus Capital Group Inc.	4.875%	8/1/25	3,950	3,901
Jefferies Financial Group Inc.	5.500%	10/18/23	8,650	8,821
Jefferies Group LLC	6.875%	4/15/21	12,222	13,012
Jefferies Group LLC	5.125%	1/20/23	1,630	1,667
Jefferies Group LLC	4.850%	1/15/27	14,027	13,469
Jefferies Group LLC	6.450%	6/8/27	475	496
Jefferies Group LLC	6.250%	1/15/36	3,575	3,576
Jefferies Group LLC	6.500%	1/20/43	4,075	4,099
Jefferies Group LLC / Jefferies Group Capital Finance Inc.	4.150%	1/23/30	13,275	11,381
Lazard Group LLC	3.750%	2/13/25	615	596
Lazard Group LLC	3.625%	3/1/27	5,670	5,335
Lazard Group LLC	4.500%	9/19/28	5,325	5,330
Legg Mason Inc.	3.950%	7/15/24	1,775	1,741
Legg Mason Inc.	4.750%	3/15/26	3,375	3,433
Legg Mason Inc.	5.625%	1/15/44	7,170	7,139
Nasdaq Inc.	5.550%	1/15/20	10,175	10,398
Nasdaq Inc.	3.850%	6/30/26	5,514	5,309
Nomura Holdings Inc.	6.700%	3/4/20	7,830	8,119
Raymond James Financial Inc.	3.625%	9/15/26	2,601	2,461
Raymond James Financial Inc.	4.950%	7/15/46	14,395	14,041
Stifel Financial Corp.	4.250%	7/18/24	10,125	10,223
TD Ameritrade Holding Corp.	2.950%	4/1/22	17,080	16,905
TD Ameritrade Holding Corp.	3.625%	4/1/25	5,975	5,921
TD Ameritrade Holding Corp.	3.300%	4/1/27	9,227	8,835
Finance Companies (0.3%)
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.250%	7/1/20	12,167	12,182
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.625%	10/30/20	10,836	10,904
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.500%	5/15/21	11,138	11,166
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	5.000%	10/1/21	16,905	17,159
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.950%	2/1/22	13,977	13,732
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.500%	5/26/22	2,900	2,809
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.625%	7/1/22	6,739	6,756
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.300%	1/23/23	6,835	6,485
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.500%	1/15/25	200	182
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.450%	10/1/25	6,900	6,529
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.650%	7/21/27	8,506	7,368

42

Vanguard® Total Bond Market Index Fund

Schedule of Investments

December 31, 2018

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.875%	1/23/28	11,450	9,990
	Air Lease Corp.	2.125%	1/15/20	2,850	2,818
	Air Lease Corp.	4.750%	3/1/20	10,700	10,835
	Air Lease Corp.	2.500%	3/1/21	6,647	6,473
	Air Lease Corp.	3.875%	4/1/21	4,415	4,421
	Air Lease Corp.	3.375%	6/1/21	630	622
	Air Lease Corp.	3.500%	1/15/22	1,500	1,478
	Air Lease Corp.	3.750%	2/1/22	4,525	4,466
	Air Lease Corp.	2.625%	7/1/22	6,688	6,343
	Air Lease Corp.	2.750%	1/15/23	4,725	4,470
	Air Lease Corp.	3.875%	7/3/23	23,075	22,587
	Air Lease Corp.	3.000%	9/15/23	4,253	3,989
	Air Lease Corp.	4.250%	9/15/24	1,252	1,234
	Air Lease Corp.	3.250%	3/1/25	10,680	9,829
	Air Lease Corp.	3.625%	4/1/27	4,325	3,831
	Air Lease Corp.	3.625%	12/1/27	3,250	2,847
	Air Lease Corp.	4.625%	10/1/28	5,800	5,519
	Aircastle Ltd.	4.400%	9/25/23	9,725	9,506
	Ares Capital Corp.	3.875%	1/15/20	1,700	1,704
	Ares Capital Corp.	3.500%	2/10/23	16,835	15,978
	Ares Capital Corp.	4.250%	3/1/25	6,780	6,477
	FS KKR Capital Corp.	4.750%	5/15/22	1,709	1,691
	GATX Corp.	4.850%	6/1/21	100	103
	GATX Corp.	3.250%	3/30/25	4,970	4,677
	GATX Corp.	3.250%	9/15/26	3,100	2,851
	GATX Corp.	3.850%	3/30/27	8,350	7,938
	GATX Corp.	3.500%	3/15/28	5,575	5,124
	GATX Corp.	4.550%	11/7/28	8,900	8,860
	GATX Corp.	5.200%	3/15/44	875	890
	GATX Corp.	4.500%	3/30/45	1,952	1,787
	GE Capital International Funding Co. Unlimited Co.	2.342%	11/15/20	92,686	89,461
	GE Capital International Funding Co. Unlimited Co.	3.373%	11/15/25	20,699	18,366
	GE Capital International Funding Co. Unlimited Co.	4.418%	11/15/35	123,243	103,729
	International Lease Finance Corp.	8.250%	12/15/20	13,898	14,919
	International Lease Finance Corp.	4.625%	4/15/21	5,795	5,810
	International Lease Finance Corp.	8.625%	1/15/22	6,510	7,230
	International Lease Finance Corp.	5.875%	8/15/22	9,634	9,935
	Prospect Capital Corp.	5.875%	3/15/23	1,610	1,628
	Insurance (1.2%)
	ACE Capital Trust II	9.700%	4/1/30	1,529	2,020
	AEGON Funding Co. LLC	5.750%	12/15/20	9,350	9,756
5	Aegon NV	5.500%	4/11/48	7,800	7,117
	Aetna Inc.	4.125%	6/1/21	389	394
	Aetna Inc.	2.750%	11/15/22	9,750	9,341
	Aetna Inc.	2.800%	6/15/23	13,025	12,369
	Aetna Inc.	3.500%	11/15/24	11,303	10,874
	Aetna Inc.	6.625%	6/15/36	8,456	9,963
	Aetna Inc.	6.750%	12/15/37	3,877	4,630
	Aetna Inc.	4.500%	5/15/42	5,042	4,546
	Aetna Inc.	4.125%	11/15/42	2,503	2,164
	Aetna Inc.	4.750%	3/15/44	3,575	3,426
	Aetna Inc.	3.875%	8/15/47	12,600	10,571
	Aflac Inc.	4.000%	2/15/22	1,150	1,169
	Aflac Inc.	3.625%	6/15/23	8,610	8,694
	Aflac Inc.	3.625%	11/15/24	8,215	8,163
	Aflac Inc.	3.250%	3/17/25	5,547	5,399
	Aflac Inc.	2.875%	10/15/26	1,000	929
	Aflac Inc.	4.000%	10/15/46	4,450	4,080
	Aflac Inc.	4.750%	1/15/49	6,690	6,852
	Alleghany Corp.	5.625%	9/15/20	3,425	3,539
	Alleghany Corp.	4.950%	6/27/22	2,295	2,396
	Alleghany Corp.	4.900%	9/15/44	8,027	7,965

43

Vanguard® Total Bond Market Index Fund

Schedule of Investments

December 31, 2018

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Allied World Assurance Co. Holdings Ltd.	4.350%	10/29/25	10,461	10,155
	Allstate Corp.	3.150%	6/15/23	10,000	9,960
	Allstate Corp.	3.280%	12/15/26	5,250	5,101
	Allstate Corp.	5.350%	6/1/33	1,529	1,715
	Allstate Corp.	5.550%	5/9/35	2,906	3,291
	Allstate Corp.	5.950%	4/1/36	28	34
	Allstate Corp.	4.500%	6/15/43	7,687	7,820
	Allstate Corp.	4.200%	12/15/46	7,795	7,581
5	Allstate Corp.	5.750%	8/15/53	7,715	7,512
5	Allstate Corp.	6.500%	5/15/67	4,240	4,367
	Alterra Finance LLC	6.250%	9/30/20	985	1,021
	American Financial Group Inc.	3.500%	8/15/26	2,700	2,531
	American Financial Group Inc.	4.500%	6/15/47	7,015	6,267
	American International Group Inc.	3.375%	8/15/20	10,575	10,571
	American International Group Inc.	6.400%	12/15/20	28,088	29,469
	American International Group Inc.	3.300%	3/1/21	1,725	1,716
	American International Group Inc.	4.875%	6/1/22	15,983	16,591
	American International Group Inc.	4.125%	2/15/24	10,890	10,859
	American International Group Inc.	3.750%	7/10/25	1,960	1,869
	American International Group Inc.	3.900%	4/1/26	9,710	9,321
	American International Group Inc.	4.200%	4/1/28	7,550	7,261
	American International Group Inc.	3.875%	1/15/35	10,703	9,222
	American International Group Inc.	4.700%	7/10/35	5,495	5,301
	American International Group Inc.	6.250%	5/1/36	11,923	13,024
	American International Group Inc.	4.500%	7/16/44	30,863	27,604
	American International Group Inc.	4.800%	7/10/45	4,515	4,172
	American International Group Inc.	4.750%	4/1/48	6,175	5,667
5	American International Group Inc.	5.750%	4/1/48	8,522	7,525
	American International Group Inc.	4.375%	1/15/55	10,780	9,051
5	American International Group Inc.	8.175%	5/15/68	4,725	5,634
	Anthem Inc.	4.350%	8/15/20	7,075	7,186
	Anthem Inc.	2.500%	11/21/20	2,725	2,684
	Anthem Inc.	3.700%	8/15/21	6,874	6,919
	Anthem Inc.	3.125%	5/15/22	11,940	11,721
	Anthem Inc.	2.950%	12/1/22	7,725	7,519
	Anthem Inc.	3.300%	1/15/23	12,247	12,052
	Anthem Inc.	3.500%	8/15/24	9,209	8,954
	Anthem Inc.	3.350%	12/1/24	8,840	8,545
	Anthem Inc.	3.650%	12/1/27	21,895	20,919
	Anthem Inc.	4.101%	3/1/28	29,975	29,393
	Anthem Inc.	5.950%	12/15/34	1	1
	Anthem Inc.	5.850%	1/15/36	3,260	3,715
	Anthem Inc.	6.375%	6/15/37	4,000	4,780
	Anthem Inc.	4.625%	5/15/42	13,162	12,637
	Anthem Inc.	4.650%	1/15/43	8,031	7,811
	Anthem Inc.	5.100%	1/15/44	11,405	11,577
	Anthem Inc.	4.650%	8/15/44	6,415	6,190
	Anthem Inc.	4.375%	12/1/47	15,560	14,506
	Anthem Inc.	4.550%	3/1/48	3,645	3,492
	Anthem Inc.	4.850%	8/15/54	4,325	4,135
	Aon Corp.	5.000%	9/30/20	6,235	6,397
	Aon Corp.	8.205%	1/1/27	469	540
	Aon Corp.	4.500%	12/15/28	8,250	8,358
	Aon Corp.	6.250%	9/30/40	4,475	5,275
	Aon plc	2.800%	3/15/21	13,515	13,326
	Aon plc	4.000%	11/27/23	625	632
	Aon plc	3.500%	6/14/24	8,925	8,715
	Aon plc	3.875%	12/15/25	10,015	9,888
	Aon plc	4.600%	6/14/44	9,042	8,663
	Aon plc	4.750%	5/15/45	1,702	1,663
	Arch Capital Finance LLC	4.011%	12/15/26	10,220	10,175
	Arch Capital Finance LLC	5.031%	12/15/46	7,707	7,975
	Arch Capital Group Ltd.	7.350%	5/1/34	4,510	5,719
	Arch Capital Group US Inc.	5.144%	11/1/43	940	986

44

Vanguard® Total Bond Market Index Fund

Schedule of Investments

December 31, 2018

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Aspen Insurance Holdings Ltd.	4.650%	11/15/23	10,990	11,038
	Assurant Inc.	4.000%	3/15/23	8,175	8,132
	Assurant Inc.	4.200%	9/27/23	2,120	2,114
	Assurant Inc.	4.900%	3/27/28	6,400	6,401
	Assurant Inc.	6.750%	2/15/34	6,650	7,559
	Assured Guaranty US Holdings Inc.	5.000%	7/1/24	1,173	1,192
	Athene Holding Ltd.	4.125%	1/12/28	11,850	10,730
10	AXA Equitable Holdings Inc.	3.900%	4/20/23	3,400	3,370
	AXA Equitable Holdings Inc.	7.000%	4/1/28	4,150	4,736
10	AXA Equitable Holdings Inc.	4.350%	4/20/28	52,015	49,500
10	AXA Equitable Holdings Inc.	5.000%	4/20/48	20,735	18,195
	AXA SA	8.600%	12/15/30	13,416	16,666
	AXIS Specialty Finance LLC	5.875%	6/1/20	13,850	14,241
	AXIS Specialty Finance plc	4.000%	12/6/27	14,850	14,239
	Berkshire Hathaway Finance Corp.	2.900%	10/15/20	15,497	15,478
	Berkshire Hathaway Finance Corp.	4.250%	1/15/21	3,402	3,495
	Berkshire Hathaway Finance Corp.	3.000%	5/15/22	21,835	21,711
	Berkshire Hathaway Finance Corp.	5.750%	1/15/40	8,140	9,695
	Berkshire Hathaway Finance Corp.	4.400%	5/15/42	5,925	6,043
	Berkshire Hathaway Finance Corp.	4.300%	5/15/43	7,875	7,918
	Berkshire Hathaway Finance Corp.	4.200%	8/15/48	34,225	34,104
	Berkshire Hathaway Inc.	2.200%	3/15/21	5,816	5,721
	Berkshire Hathaway Inc.	3.750%	8/15/21	2,902	2,942
	Berkshire Hathaway Inc.	3.400%	1/31/22	1,555	1,568
	Berkshire Hathaway Inc.	3.000%	2/11/23	3,806	3,771
	Berkshire Hathaway Inc.	2.750%	3/15/23	9,359	9,166
	Berkshire Hathaway Inc.	3.125%	3/15/26	38,616	37,374
	Berkshire Hathaway Inc.	4.500%	2/11/43	10,179	10,574
	Brighthouse Financial Inc.	3.700%	6/22/27	15,435	13,044
	Brighthouse Financial Inc.	4.700%	6/22/47	9,300	6,953
	Brown & Brown Inc.	4.200%	9/15/24	5,390	5,316
	Chubb Corp.	6.000%	5/11/37	4,545	5,484
	Chubb Corp.	6.500%	5/15/38	2,141	2,725
	Chubb INA Holdings Inc.	2.300%	11/3/20	7,537	7,403
	Chubb INA Holdings Inc.	2.875%	11/3/22	21,166	20,920
	Chubb INA Holdings Inc.	2.700%	3/13/23	12,433	12,072
	Chubb INA Holdings Inc.	3.350%	5/15/24	5,399	5,350
	Chubb INA Holdings Inc.	3.150%	3/15/25	8,826	8,604
	Chubb INA Holdings Inc.	3.350%	5/3/26	16,290	15,889
	Chubb INA Holdings Inc.	6.700%	5/15/36	740	949
	Chubb INA Holdings Inc.	4.150%	3/13/43	4,908	4,861
	Chubb INA Holdings Inc.	4.350%	11/3/45	21,425	22,024
10	Cigna Corp.	3.200%	9/17/20	18,075	18,015
10	Cigna Corp.	3.400%	9/17/21	15,040	14,986
10	Cigna Corp.	3.750%	7/15/23	12,120	12,022
10	Cigna Corp.	4.125%	11/15/25	14,932	14,938
10	Cigna Corp.	4.375%	10/15/28	26,950	27,073
10	Cigna Corp.	4.800%	8/15/38	12,305	12,089
10	Cigna Corp.	4.900%	12/15/48	28,475	28,023
	Cigna Holding Co.	5.125%	6/15/20	3,064	3,150
	Cigna Holding Co.	4.375%	12/15/20	8,571	8,698
	Cigna Holding Co.	4.500%	3/15/21	1,050	1,078
	Cigna Holding Co.	4.000%	2/15/22	7,915	7,957
	Cigna Holding Co.	3.250%	4/15/25	6,875	6,541
	Cigna Holding Co.	7.875%	5/15/27	985	1,232
	Cigna Holding Co.	3.050%	10/15/27	16,950	15,371
	Cigna Holding Co.	5.375%	2/15/42	3,146	3,338
	Cigna Holding Co.	3.875%	10/15/47	9,650	8,066
	Cincinnati Financial Corp.	6.920%	5/15/28	4,256	5,088
	Cincinnati Financial Corp.	6.125%	11/1/34	2,070	2,406
	CNA Financial Corp.	5.875%	8/15/20	5,820	6,029
	CNA Financial Corp.	5.750%	8/15/21	4,118	4,342
	CNA Financial Corp.	3.950%	5/15/24	3,410	3,350
	CNA Financial Corp.	4.500%	3/1/26	1,850	1,847

45

Vanguard® Total Bond Market Index Fund

Schedule of Investments

December 31, 2018

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	CNA Financial Corp.	3.450%	8/15/27	6,360	5,887
	Coventry Health Care Inc.	5.450%	6/15/21	9,645	9,973
	Enstar Group Ltd.	4.500%	3/10/22	2,382	2,385
	Everest Reinsurance Holdings Inc.	4.868%	6/1/44	4,500	4,516
10	Fairfax Financial Holdings Ltd.	4.850%	4/17/28	5,575	5,371
	Fidelity National Financial Inc.	5.500%	9/1/22	4,300	4,489
	First American Financial Corp.	4.600%	11/15/24	5,050	5,102
	Hanover Insurance Group Inc.	4.500%	4/15/26	5,000	5,010
	Hartford Financial Services Group Inc.	5.125%	4/15/22	7,173	7,480
	Hartford Financial Services Group Inc.	5.950%	10/15/36	3,695	4,127
	Hartford Financial Services Group Inc.	6.100%	10/1/41	5,171	5,920
	Hartford Financial Services Group Inc.	4.300%	4/15/43	6,290	5,830
	Humana Inc.	3.150%	12/1/22	6,360	6,157
	Humana Inc.	2.900%	12/15/22	7,370	7,137
	Humana Inc.	3.850%	10/1/24	9,048	8,911
	Humana Inc.	3.950%	3/15/27	7,750	7,592
	Humana Inc.	4.625%	12/1/42	6,703	6,666
	Humana Inc.	4.950%	10/1/44	5,833	5,967
	Humana Inc.	4.800%	3/15/47	1,650	1,621
	Kemper Corp.	4.350%	2/15/25	1,850	1,823
	Lincoln National Corp.	6.250%	2/15/20	1,268	1,307
	Lincoln National Corp.	4.200%	3/15/22	5,615	5,716
	Lincoln National Corp.	4.000%	9/1/23	6,505	6,552
	Lincoln National Corp.	3.350%	3/9/25	3,197	3,081
	Lincoln National Corp.	3.625%	12/12/26	4,165	4,005
	Lincoln National Corp.	3.800%	3/1/28	10,250	9,846
	Lincoln National Corp.	6.150%	4/7/36	3,581	4,156
	Lincoln National Corp.	6.300%	10/9/37	3,593	4,277
	Lincoln National Corp.	7.000%	6/15/40	3,115	3,922
	Loews Corp.	2.625%	5/15/23	10,975	10,685
	Loews Corp.	3.750%	4/1/26	110	109
	Loews Corp.	6.000%	2/1/35	2,143	2,423
	Loews Corp.	4.125%	5/15/43	7,262	6,656
	Manulife Financial Corp.	4.900%	9/17/20	13,034	13,392
	Manulife Financial Corp.	4.150%	3/4/26	7,616	7,688
5	Manulife Financial Corp.	4.061%	2/24/32	8,285	7,798
	Manulife Financial Corp.	5.375%	3/4/46	8,367	9,091
	Markel Corp.	4.900%	7/1/22	700	716
	Markel Corp.	3.500%	11/1/27	4,375	4,140
	Markel Corp.	5.000%	4/5/46	5,653	5,542
	Markel Corp.	4.300%	11/1/47	4,000	3,546
	Marsh & McLennan Cos. Inc.	2.350%	3/6/20	6,425	6,349
	Marsh & McLennan Cos. Inc.	4.800%	7/15/21	2,099	2,154
	Marsh & McLennan Cos. Inc.	2.750%	1/30/22	7,390	7,142
	Marsh & McLennan Cos. Inc.	4.050%	10/15/23	6,068	6,169
	Marsh & McLennan Cos. Inc.	3.500%	6/3/24	4,400	4,311
	Marsh & McLennan Cos. Inc.	3.500%	3/10/25	11,818	11,505
	Marsh & McLennan Cos. Inc.	3.750%	3/14/26	4,255	4,182
	Marsh & McLennan Cos. Inc.	5.875%	8/1/33	2,789	3,201
	Marsh & McLennan Cos. Inc.	4.350%	1/30/47	4,930	4,638
	Marsh & McLennan Cos. Inc.	4.200%	3/1/48	6,600	6,000
	Mercury General Corp.	4.400%	3/15/27	4,110	3,976
	MetLife Inc.	4.750%	2/8/21	4,022	4,122
	MetLife Inc.	3.048%	12/15/22	6,250	6,144
	MetLife Inc.	4.368%	9/15/23	8,664	9,001
	MetLife Inc.	3.600%	4/10/24	13,920	13,935
	MetLife Inc.	3.000%	3/1/25	10,675	10,223
	MetLife Inc.	3.600%	11/13/25	11,900	11,744
	MetLife Inc.	6.500%	12/15/32	2,205	2,761
	MetLife Inc.	6.375%	6/15/34	3,098	3,758
	MetLife Inc.	5.700%	6/15/35	11,143	12,666
	MetLife Inc.	5.875%	2/6/41	13,643	15,823
	MetLife Inc.	4.125%	8/13/42	10,009	9,378
	MetLife Inc.	4.875%	11/13/43	5,672	5,847

46

Vanguard® Total Bond Market Index Fund

Schedule of Investments

December 31, 2018

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	MetLife Inc.	4.721%	12/15/44	5,875	5,988
	MetLife Inc.	4.050%	3/1/45	9,000	8,298
	MetLife Inc.	4.600%	5/13/46	5,945	5,960
5	MetLife Inc.	6.400%	12/15/66	20,035	20,361
5	MetLife Inc.	10.750%	8/1/69	685	997
	Munich Re America Corp.	7.450%	12/15/26	2,350	2,848
5	Nationwide Financial Services Inc.	6.750%	5/15/87	341	344
	Old Republic International Corp.	4.875%	10/1/24	6,280	6,492
	Old Republic International Corp.	3.875%	8/26/26	5,893	5,527
	PartnerRe Finance B LLC	5.500%	6/1/20	13,654	14,080
	Primerica Inc.	4.750%	7/15/22	1,900	1,950
	Principal Financial Group Inc.	3.300%	9/15/22	2,875	2,830
	Principal Financial Group Inc.	3.125%	5/15/23	3,661	3,596
	Principal Financial Group Inc.	3.400%	5/15/25	6,553	6,364
	Principal Financial Group Inc.	3.100%	11/15/26	4,852	4,520
	Principal Financial Group Inc.	4.625%	9/15/42	1,908	1,873
	Principal Financial Group Inc.	4.350%	5/15/43	1,043	971
	Principal Financial Group Inc.	4.300%	11/15/46	7,220	6,770
5	Principal Financial Group Inc.	4.700%	5/15/55	3,250	3,132
	Progressive Corp.	3.750%	8/23/21	10,283	10,373
	Progressive Corp.	2.450%	1/15/27	5,310	4,854
	Progressive Corp.	6.625%	3/1/29	4,820	5,869
	Progressive Corp.	6.250%	12/1/32	325	401
	Progressive Corp.	4.350%	4/25/44	3,660	3,669
	Progressive Corp.	4.125%	4/15/47	16,725	16,399
	Progressive Corp.	4.200%	3/15/48	7,150	7,089
	Prudential Financial Inc.	5.375%	6/21/20	6,530	6,733
	Prudential Financial Inc.	4.500%	11/15/20	10,575	10,853
	Prudential Financial Inc.	4.500%	11/16/21	4,820	4,982
	Prudential Financial Inc.	3.500%	5/15/24	4,040	4,062
	Prudential Financial Inc.	3.878%	3/27/28	2,500	2,518
	Prudential Financial Inc.	5.750%	7/15/33	570	652
	Prudential Financial Inc.	5.700%	12/14/36	12,463	14,070
	Prudential Financial Inc.	6.625%	12/1/37	4,352	5,268
	Prudential Financial Inc.	6.625%	6/21/40	4,275	5,239
	Prudential Financial Inc.	6.200%	11/15/40	3,325	3,944
5	Prudential Financial Inc.	5.875%	9/15/42	13,220	13,477
5	Prudential Financial Inc.	5.625%	6/15/43	11,514	11,356
	Prudential Financial Inc.	5.100%	8/15/43	3,450	3,664
5	Prudential Financial Inc.	5.200%	3/15/44	2,865	2,686
	Prudential Financial Inc.	4.600%	5/15/44	5,290	5,303
5	Prudential Financial Inc.	5.375%	5/15/45	14,130	13,265
5	Prudential Financial Inc.	4.500%	9/15/47	5,247	4,467
	Prudential Financial Inc.	3.905%	12/7/47	13,698	12,283
5	Prudential Financial Inc.	5.700%	9/15/48	10,791	9,962
	Prudential Financial Inc.	3.935%	12/7/49	8,828	7,930
	Reinsurance Group of America Inc.	5.000%	6/1/21	1,190	1,233
	Reinsurance Group of America Inc.	4.700%	9/15/23	3,475	3,618
	Reinsurance Group of America Inc.	3.950%	9/15/26	4,554	4,431
	RenaissanceRe Finance Inc.	3.700%	4/1/25	3,300	3,246
	RenaissanceRe Finance Inc.	3.450%	7/1/27	2,200	2,097
	Sompo International Holdings Ltd.	4.700%	10/15/22	3,250	3,309
	Sompo International Holdings Ltd.	7.000%	7/15/34	4,725	5,480
	Swiss Re Solutions Holding Corp.	7.000%	2/15/26	1,309	1,545
	Torchmark Corp.	3.800%	9/15/22	110	110
	Torchmark Corp.	4.550%	9/15/28	4,147	4,216
	Transatlantic Holdings Inc.	8.000%	11/30/39	4,488	6,147
	Travelers Cos. Inc.	3.900%	11/1/20	3,065	3,110
	Travelers Cos. Inc.	6.750%	6/20/36	10	13
	Travelers Cos. Inc.	6.250%	6/15/37	7,252	9,005
	Travelers Cos. Inc.	5.350%	11/1/40	3,300	3,775
	Travelers Cos. Inc.	4.600%	8/1/43	14,785	15,422
	Travelers Cos. Inc.	3.750%	5/15/46	5,320	4,889
	Travelers Cos. Inc.	4.000%	5/30/47	10,310	9,918

47

Vanguard® Total Bond Market Index Fund

Schedule of Investments

December 31, 2018

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Travelers Property Casualty Corp.	6.375%	3/15/33	560	708
Trinity Acquisition plc	4.400%	3/15/26	5,925	5,894
UnitedHealth Group Inc.	2.700%	7/15/20	14,685	14,626
UnitedHealth Group Inc.	1.950%	10/15/20	10,475	10,287
UnitedHealth Group Inc.	3.875%	10/15/20	1,060	1,073
UnitedHealth Group Inc.	4.700%	2/15/21	4,925	5,067
UnitedHealth Group Inc.	2.125%	3/15/21	6,505	6,370
UnitedHealth Group Inc.	3.150%	6/15/21	5,000	5,005
UnitedHealth Group Inc.	3.375%	11/15/21	2,050	2,065
UnitedHealth Group Inc.	2.875%	12/15/21	10,991	10,919
UnitedHealth Group Inc.	2.875%	3/15/22	3,221	3,196
UnitedHealth Group Inc.	3.350%	7/15/22	18,908	18,966
UnitedHealth Group Inc.	2.375%	10/15/22	8,000	7,748
UnitedHealth Group Inc.	2.750%	2/15/23	10,080	9,873
UnitedHealth Group Inc.	2.875%	3/15/23	2,586	2,545
UnitedHealth Group Inc.	3.500%	6/15/23	7,000	7,055
UnitedHealth Group Inc.	3.500%	2/15/24	5,805	5,842
UnitedHealth Group Inc.	3.750%	7/15/25	11,161	11,272
UnitedHealth Group Inc.	3.700%	12/15/25	2,500	2,528
UnitedHealth Group Inc.	3.100%	3/15/26	11,490	11,138
UnitedHealth Group Inc.	3.450%	1/15/27	4,705	4,664
UnitedHealth Group Inc.	3.375%	4/15/27	28,660	28,412
UnitedHealth Group Inc.	2.950%	10/15/27	11,440	10,821
UnitedHealth Group Inc.	3.850%	6/15/28	9,350	9,456
UnitedHealth Group Inc.	3.875%	12/15/28	6,500	6,585
UnitedHealth Group Inc.	4.625%	7/15/35	11,251	11,950
UnitedHealth Group Inc.	5.800%	3/15/36	3,164	3,726
UnitedHealth Group Inc.	6.500%	6/15/37	1,705	2,178
UnitedHealth Group Inc.	6.625%	11/15/37	8,525	11,063
UnitedHealth Group Inc.	6.875%	2/15/38	18,771	24,463
UnitedHealth Group Inc.	5.950%	2/15/41	3,130	3,800
UnitedHealth Group Inc.	4.625%	11/15/41	9,416	9,889
UnitedHealth Group Inc.	4.375%	3/15/42	391	398
UnitedHealth Group Inc.	3.950%	10/15/42	16,001	15,355
UnitedHealth Group Inc.	4.250%	3/15/43	5,966	5,945
UnitedHealth Group Inc.	4.750%	7/15/45	17,062	18,119
UnitedHealth Group Inc.	4.200%	1/15/47	5,504	5,447
UnitedHealth Group Inc.	4.250%	4/15/47	14,150	14,004
UnitedHealth Group Inc.	3.750%	10/15/47	7,500	6,926
UnitedHealth Group Inc.	4.250%	6/15/48	14,550	14,596
UnitedHealth Group Inc.	4.450%	12/15/48	6,000	6,150
Unum Group	5.625%	9/15/20	2,200	2,257
Unum Group	3.000%	5/15/21	3,175	3,127
Unum Group	4.000%	3/15/24	2,190	2,157
Unum Group	3.875%	11/5/25	175	166
Unum Group	5.750%	8/15/42	3,598	3,561
Voya Financial Inc.	3.125%	7/15/24	7,235	6,781
Voya Financial Inc.	3.650%	6/15/26	2,440	2,312
Voya Financial Inc.	5.700%	7/15/43	9,480	10,521
Voya Financial Inc.	4.800%	6/15/46	2,185	2,078
Willis North America Inc.	3.600%	5/15/24	7,100	6,892
Willis North America Inc.	4.500%	9/15/28	5,050	4,923
Willis North America Inc.	5.050%	9/15/48	3,200	3,151
Willis Towers Watson plc	5.750%	3/15/21	9,351	9,682
WR Berkley Corp.	5.375%	9/15/20	595	612
WR Berkley Corp.	4.625%	3/15/22	2,550	2,623
WR Berkley Corp.	4.750%	8/1/44	4,088	4,020
XLIT Ltd.	4.450%	3/31/25	2,650	2,633
XLIT Ltd.	6.250%	5/15/27	2,341	2,683
XLIT Ltd.	5.250%	12/15/43	6,875	7,426
XLIT Ltd.	5.500%	3/31/45	5,529	5,772
Other Finance (0.0%)
Jones Lang LaSalle Inc.	4.400%	11/15/22	2,050	2,069

48

Vanguard® Total Bond Market Index Fund

Schedule of Investments

December 31, 2018

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
ORIX Corp.	2.900%	7/18/22	2,750	2,683
ORIX Corp.	3.250%	12/4/24	3,725	3,585
ORIX Corp.	3.700%	7/18/27	9,650	9,283
Real Estate Investment Trusts (0.7%)
Alexandria Real Estate Equities Inc.	2.750%	1/15/20	4,225	4,191
Alexandria Real Estate Equities Inc.	4.600%	4/1/22	5,975	6,127
Alexandria Real Estate Equities Inc.	3.900%	6/15/23	569	573
Alexandria Real Estate Equities Inc.	4.000%	1/15/24	3,200	3,231
Alexandria Real Estate Equities Inc.	3.450%	4/30/25	9,210	8,856
Alexandria Real Estate Equities Inc.	4.300%	1/15/26	400	400
Alexandria Real Estate Equities Inc.	3.950%	1/15/27	3,602	3,489
Alexandria Real Estate Equities Inc.	3.950%	1/15/28	4,800	4,611
Alexandria Real Estate Equities Inc.	4.500%	7/30/29	3,135	3,133
Alexandria Real Estate Equities Inc.	4.700%	7/1/30	6,000	6,071
American Campus Communities Operating Partnership LP	3.350%	10/1/20	3,800	3,785
American Campus Communities Operating Partnership LP	3.750%	4/15/23	1,480	1,469
American Campus Communities Operating Partnership LP	4.125%	7/1/24	3,300	3,303
American Campus Communities Operating Partnership LP	3.625%	11/15/27	4,375	4,099
American Homes 4 Rent LP	4.250%	2/15/28	1,325	1,276
AvalonBay Communities Inc.	3.625%	10/1/20	1,000	1,005
AvalonBay Communities Inc.	2.850%	3/15/23	6,264	6,131
AvalonBay Communities Inc.	4.200%	12/15/23	1,355	1,398
AvalonBay Communities Inc.	3.500%	11/15/24	3,325	3,313
AvalonBay Communities Inc.	3.450%	6/1/25	5,895	5,819
AvalonBay Communities Inc.	3.500%	11/15/25	600	592
AvalonBay Communities Inc.	2.950%	5/11/26	11,830	11,236
AvalonBay Communities Inc.	2.900%	10/15/26	1,625	1,530
AvalonBay Communities Inc.	3.350%	5/15/27	7,441	7,174
AvalonBay Communities Inc.	3.200%	1/15/28	6,140	5,831
AvalonBay Communities Inc.	4.350%	4/15/48	3,475	3,452
Boston Properties LP	5.625%	11/15/20	9,225	9,545
Boston Properties LP	4.125%	5/15/21	4,095	4,140
Boston Properties LP	3.850%	2/1/23	6,823	6,806
Boston Properties LP	3.125%	9/1/23	4,540	4,392
Boston Properties LP	3.800%	2/1/24	4,525	4,507
Boston Properties LP	3.200%	1/15/25	6,375	6,082
Boston Properties LP	3.650%	2/1/26	6,275	6,074
Boston Properties LP	2.750%	10/1/26	6,759	6,118
Brandywine Operating Partnership LP	3.950%	2/15/23	5,330	5,363
Brandywine Operating Partnership LP	3.950%	11/15/27	23,025	21,951
Brixmor Operating Partnership LP	3.875%	8/15/22	6,035	6,018
Brixmor Operating Partnership LP	3.250%	9/15/23	3,925	3,794
Brixmor Operating Partnership LP	3.650%	6/15/24	2,225	2,158
Brixmor Operating Partnership LP	3.850%	2/1/25	15,410	14,893
Brixmor Operating Partnership LP	4.125%	6/15/26	5,665	5,463
Brixmor Operating Partnership LP	3.900%	3/15/27	2,550	2,415
Camden Property Trust	2.950%	12/15/22	4,900	4,802
Camden Property Trust	4.100%	10/15/28	2,800	2,835
Columbia Property Trust Operating Partnership LP	4.150%	4/1/25	3,025	2,970
Columbia Property Trust Operating Partnership LP	3.650%	8/15/26	12,675	11,911
Corporate Office Properties LP	3.700%	6/15/21	3,725	3,701
Corporate Office Properties LP	3.600%	5/15/23	7,931	7,697
CubeSmart LP	4.375%	12/15/23	7,400	7,571
CubeSmart LP	4.000%	11/15/25	2,265	2,218
CubeSmart LP	3.125%	9/1/26	2,575	2,362
Digital Realty Trust LP	5.875%	2/1/20	2,175	2,220
Digital Realty Trust LP	3.400%	10/1/20	5,650	5,627
Digital Realty Trust LP	5.250%	3/15/21	8,815	9,075
Digital Realty Trust LP	3.950%	7/1/22	12,000	12,055

49

Vanguard® Total Bond Market Index Fund

Schedule of Investments

December 31, 2018

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Digital Realty Trust LP	2.750%	2/1/23	2,750	2,626
Digital Realty Trust LP	4.750%	10/1/25	5,525	5,660
Digital Realty Trust LP	3.700%	8/15/27	7,530	7,121
Digital Realty Trust LP	4.450%	7/15/28	12,150	12,098
Duke Realty LP	3.875%	2/15/21	3,050	3,079
Duke Realty LP	4.375%	6/15/22	195	200
Duke Realty LP	3.875%	10/15/22	1,223	1,235
Duke Realty LP	3.625%	4/15/23	748	744
Duke Realty LP	3.750%	12/1/24	2,525	2,507
Duke Realty LP	3.250%	6/30/26	5,500	5,254
Duke Realty LP	3.375%	12/15/27	3,144	2,973
Duke Realty LP	4.000%	9/15/28	2,500	2,487
EPR Properties	5.750%	8/15/22	3,610	3,794
EPR Properties	5.250%	7/15/23	1,575	1,620
EPR Properties	4.500%	4/1/25	7,025	6,917
EPR Properties	4.750%	12/15/26	4,000	3,964
EPR Properties	4.500%	6/1/27	150	145
EPR Properties	4.950%	4/15/28	8,500	8,390
ERP Operating LP	4.750%	7/15/20	3,085	3,145
ERP Operating LP	4.625%	12/15/21	6,936	7,188
ERP Operating LP	3.000%	4/15/23	2,603	2,571
ERP Operating LP	3.375%	6/1/25	750	736
ERP Operating LP	2.850%	11/1/26	5,575	5,250
ERP Operating LP	3.250%	8/1/27	3,000	2,879
ERP Operating LP	3.500%	3/1/28	10,506	10,243
ERP Operating LP	4.150%	12/1/28	880	900
ERP Operating LP	4.500%	7/1/44	7,555	7,657
ERP Operating LP	4.500%	6/1/45	850	867
ERP Operating LP	4.000%	8/1/47	3,600	3,366
Essex Portfolio LP	5.200%	3/15/21	5,525	5,702
Essex Portfolio LP	3.250%	5/1/23	3,505	3,444
Essex Portfolio LP	3.500%	4/1/25	10,937	10,628
Essex Portfolio LP	3.375%	4/15/26	6,450	6,144
Essex Portfolio LP	4.500%	3/15/48	5,975	5,776
Federal Realty Investment Trust	2.750%	6/1/23	5,237	5,055
Federal Realty Investment Trust	3.250%	7/15/27	5,100	4,841
Federal Realty Investment Trust	4.500%	12/1/44	12,425	12,537
HCP Inc.	2.625%	2/1/20	4,589	4,563
HCP Inc.	3.150%	8/1/22	6,915	6,739
HCP Inc.	4.000%	12/1/22	7,625	7,614
HCP Inc.	4.250%	11/15/23	9,819	9,837
HCP Inc.	4.200%	3/1/24	3,950	3,943
HCP Inc.	3.875%	8/15/24	5,276	5,184
HCP Inc.	3.400%	2/1/25	2,980	2,809
HCP Inc.	4.000%	6/1/25	928	909
HCP Inc.	6.750%	2/1/41	555	681
Healthcare Realty Trust Inc.	3.750%	4/15/23	7,246	7,148
Healthcare Realty Trust Inc.	3.625%	1/15/28	3,125	2,936
Healthcare Trust of America Holdings LP	3.375%	7/15/21	3,840	3,811
Healthcare Trust of America Holdings LP	2.950%	7/1/22	3,850	3,726
Healthcare Trust of America Holdings LP	3.700%	4/15/23	1,500	1,477
Healthcare Trust of America Holdings LP	3.500%	8/1/26	6,275	5,904
Healthcare Trust of America Holdings LP	3.750%	7/1/27	5,400	5,118
Highwoods Realty LP	3.200%	6/15/21	13,850	13,708
Highwoods Realty LP	3.625%	1/15/23	100	99
Highwoods Realty LP	3.875%	3/1/27	6,279	6,132
Highwoods Realty LP	4.125%	3/15/28	2,943	2,883
Hospitality Properties Trust	5.000%	8/15/22	2,430	2,469
Hospitality Properties Trust	4.500%	6/15/23	8,272	8,306
Hospitality Properties Trust	4.650%	3/15/24	3,441	3,427
Hospitality Properties Trust	4.500%	3/15/25	753	734
Hospitality Properties Trust	5.250%	2/15/26	2,740	2,745
Hospitality Properties Trust	4.950%	2/15/27	3,625	3,538

50

Vanguard® Total Bond Market Index Fund

Schedule of Investments

December 31, 2018

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Hospitality Properties Trust	3.950%	1/15/28	4,900	4,425
Hospitality Properties Trust	4.375%	2/15/30	15,565	14,261
Host Hotels & Resorts LP	6.000%	10/1/21	10,550	11,096
Host Hotels & Resorts LP	5.250%	3/15/22	5,190	5,423
Host Hotels & Resorts LP	4.750%	3/1/23	1,427	1,464
Host Hotels & Resorts LP	3.750%	10/15/23	6,150	5,982
Host Hotels & Resorts LP	3.875%	4/1/24	4,600	4,563
Host Hotels & Resorts LP	4.000%	6/15/25	1,300	1,271
Hudson Pacific Properties LP	3.950%	11/1/27	3,400	3,130
Kilroy Realty LP	3.800%	1/15/23	3,200	3,184
Kilroy Realty LP	3.450%	12/15/24	5,850	5,646
Kilroy Realty LP	4.375%	10/1/25	4,275	4,272
Kilroy Realty LP	4.750%	12/15/28	6,400	6,549
Kilroy Realty LP	4.250%	8/15/29	1,208	1,180
Kimco Realty Corp.	3.200%	5/1/21	3,740	3,706
Kimco Realty Corp.	3.400%	11/1/22	4,334	4,268
Kimco Realty Corp.	3.125%	6/1/23	3,300	3,192
Kimco Realty Corp.	2.700%	3/1/24	50	47
Kimco Realty Corp.	3.300%	2/1/25	2,160	2,056
Kimco Realty Corp.	2.800%	10/1/26	4,515	4,063
Kimco Realty Corp.	3.800%	4/1/27	4,050	3,901
Kimco Realty Corp.	4.125%	12/1/46	485	422
Kimco Realty Corp.	4.450%	9/1/47	4,170	3,810
Kite Realty Group LP	4.000%	10/1/26	10,700	9,828
Liberty Property LP	4.750%	10/1/20	1,080	1,101
Liberty Property LP	3.375%	6/15/23	1,250	1,229
Liberty Property LP	4.400%	2/15/24	10,880	11,161
Liberty Property LP	3.750%	4/1/25	6,400	6,275
Liberty Property LP	3.250%	10/1/26	1,825	1,718
Life Storage LP	3.875%	12/15/27	1,000	950
Life Storage LP	3.500%	7/1/26	18,900	17,759
Mid-America Apartments LP	4.300%	10/15/23	11,124	11,351
Mid-America Apartments LP	3.750%	6/15/24	3,985	3,949
Mid-America Apartments LP	3.600%	6/1/27	8,400	8,083
National Retail Properties Inc.	3.800%	10/15/22	3,400	3,407
National Retail Properties Inc.	3.300%	4/15/23	2,999	2,939
National Retail Properties Inc.	3.900%	6/15/24	3,700	3,695
National Retail Properties Inc.	3.600%	12/15/26	2,425	2,334
National Retail Properties Inc.	3.500%	10/15/27	13,000	12,359
National Retail Properties Inc.	4.300%	10/15/28	2,650	2,659
National Retail Properties Inc.	4.800%	10/15/48	2,500	2,438
Office Properties Income Trust	4.000%	7/15/22	5,000	4,916
Omega Healthcare Investors Inc.	4.375%	8/1/23	22,715	22,658
Omega Healthcare Investors Inc.	4.950%	4/1/24	3,900	3,929
Omega Healthcare Investors Inc.	4.500%	1/15/25	3,050	2,981
Omega Healthcare Investors Inc.	5.250%	1/15/26	6,605	6,688
Omega Healthcare Investors Inc.	4.500%	4/1/27	15,653	14,968
Omega Healthcare Investors Inc.	4.750%	1/15/28	5,325	5,192
Physicians Realty LP	4.300%	3/15/27	5,000	4,858
Physicians Realty LP	3.950%	1/15/28	5,750	5,429
Piedmont Operating Partnership LP	3.400%	6/1/23	4,507	4,381
Piedmont Operating Partnership LP	4.450%	3/15/24	4,225	4,270
Prologis LP	4.250%	8/15/23	5,270	5,444
Prologis LP	3.875%	9/15/28	2,950	2,990
Prologis LP	4.375%	9/15/48	4,400	4,439
Public Storage	2.370%	9/15/22	5,398	5,206
Public Storage	3.094%	9/15/27	4,550	4,273
Realty Income Corp.	3.250%	10/15/22	6,300	6,227
Realty Income Corp.	3.875%	7/15/24	3,600	3,608
Realty Income Corp.	3.875%	4/15/25	8,405	8,390
Realty Income Corp.	4.125%	10/15/26	14,963	15,051
Realty Income Corp.	3.000%	1/15/27	4,886	4,538
Realty Income Corp.	3.650%	1/15/28	5,878	5,699
Realty Income Corp.	4.650%	3/15/47	10,390	10,636

51

Vanguard® Total Bond Market Index Fund

Schedule of Investments

December 31, 2018

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Regency Centers Corp.	3.750%	11/15/22	1,850	1,845
Regency Centers LP	4.800%	4/15/21	2,525	2,581
Regency Centers LP	3.600%	2/1/27	3,650	3,488
Regency Centers LP	4.125%	3/15/28	3,300	3,252
Regency Centers LP	4.400%	2/1/47	5,750	5,405
Sabra Health Care LP	5.125%	8/15/26	897	828
Select Income REIT	3.600%	2/1/20	302	300
Select Income REIT	4.150%	2/1/22	4,050	4,011
Select Income REIT	4.250%	5/15/24	250	237
Select Income REIT	4.500%	2/1/25	9,700	9,144
Senior Housing Properties Trust	4.750%	2/15/28	1,000	933
Simon Property Group LP	2.500%	9/1/20	1,050	1,039
Simon Property Group LP	4.375%	3/1/21	8,589	8,789
Simon Property Group LP	2.500%	7/15/21	6,915	6,802
Simon Property Group LP	4.125%	12/1/21	6,733	6,903
Simon Property Group LP	2.350%	1/30/22	6,250	6,080
Simon Property Group LP	3.375%	3/15/22	2,825	2,823
Simon Property Group LP	2.625%	6/15/22	8,000	7,785
Simon Property Group LP	2.750%	2/1/23	6,685	6,484
Simon Property Group LP	2.750%	6/1/23	9,359	9,079
Simon Property Group LP	3.750%	2/1/24	6,114	6,157
Simon Property Group LP	3.375%	10/1/24	647	634
Simon Property Group LP	3.500%	9/1/25	3,640	3,571
Simon Property Group LP	3.300%	1/15/26	10,324	9,949
Simon Property Group LP	3.250%	11/30/26	4,425	4,226
Simon Property Group LP	3.375%	6/15/27	14,355	13,761
Simon Property Group LP	3.375%	12/1/27	9,125	8,743
Simon Property Group LP	6.750%	2/1/40	11,543	14,849
Simon Property Group LP	4.750%	3/15/42	1,671	1,733
Simon Property Group LP	4.250%	10/1/44	160	155
Simon Property Group LP	4.250%	11/30/46	7,750	7,490
SITE Center Corp.	3.625%	2/1/25	6,132	5,857
SITE Center Corp.	4.250%	2/1/26	2,940	2,898
SITE Centers Corp.	4.625%	7/15/22	2,977	3,054
SITE Centers Corp.	3.900%	8/15/24	1,000	977
SITE Centers Corp.	4.700%	6/1/27	12,525	12,597
SL Green Operating Partnership LP	3.250%	10/15/22	4,250	4,107
Spirit Realty LP	4.450%	9/15/26	95	91
STORE Capital Corp.	4.500%	3/15/28	4,800	4,660
Tanger Properties LP	3.750%	12/1/24	1,325	1,283
Tanger Properties LP	3.125%	9/1/26	6,100	5,442
Tanger Properties LP	3.875%	7/15/27	3,300	3,096
UDR Inc.	3.700%	10/1/20	6,975	6,999
UDR Inc.	4.625%	1/10/22	11,795	12,108
UDR Inc.	2.950%	9/1/26	8,800	8,175
UDR Inc.	3.500%	7/1/27	3,150	3,001
UDR Inc.	3.500%	1/15/28	6,645	6,295
Ventas Realty LP	3.100%	1/15/23	7,814	7,598
Ventas Realty LP	3.125%	6/15/23	7,580	7,364
Ventas Realty LP	3.750%	5/1/24	2,220	2,186
Ventas Realty LP	3.500%	2/1/25	3,150	3,025
Ventas Realty LP	4.125%	1/15/26	1,015	1,014
Ventas Realty LP	3.250%	10/15/26	900	840
Ventas Realty LP	3.850%	4/1/27	3,875	3,719
Ventas Realty LP	4.000%	3/1/28	13,500	13,110
Ventas Realty LP	4.400%	1/15/29	5,275	5,255
Ventas Realty LP	5.700%	9/30/43	3,600	3,928
Ventas Realty LP	4.375%	2/1/45	4,980	4,583
Ventas Realty LP / Ventas Capital Corp.	2.700%	4/1/20	5,675	5,623
Ventas Realty LP / Ventas Capital Corp.	4.250%	3/1/22	1,692	1,723
Ventas Realty LP / Ventas Capital Corp.	3.250%	8/15/22	10,513	10,365
VEREIT Operating Partnership LP	4.125%	6/1/21	4,325	4,356
VEREIT Operating Partnership LP	4.600%	2/6/24	5,625	5,630
VEREIT Operating Partnership LP	4.625%	11/1/25	4,650	4,657

52

Vanguard® Total Bond Market Index Fund

Schedule of Investments

December 31, 2018

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	VEREIT Operating Partnership LP	4.875%	6/1/26	4,520	4,514
	VEREIT Operating Partnership LP	3.950%	8/15/27	14,930	13,847
	Vornado Realty LP	5.000%	1/15/22	200	207
	Vornado Realty LP	3.500%	1/15/25	5,050	4,875
	Washington Prime Group LP	3.850%	4/1/20	6,050	5,963
	Washington Prime Group LP	5.950%	8/15/24	1,900	1,678
	Washington REIT	4.950%	10/1/20	825	838
	Washington REIT	3.950%	10/15/22	2,200	2,213
	Weingarten Realty Investors	3.375%	10/15/22	1,275	1,257
	Weingarten Realty Investors	3.500%	4/15/23	5,250	5,162
	Weingarten Realty Investors	4.450%	1/15/24	1,175	1,201
	Weingarten Realty Investors	3.850%	6/1/25	600	587
	Welltower Inc.	4.950%	1/15/21	7,680	7,866
	Welltower Inc.	5.250%	1/15/22	8,376	8,709
	Welltower Inc.	3.750%	3/15/23	7,090	7,074
	Welltower Inc.	3.950%	9/1/23	5,575	5,585
	Welltower Inc.	4.500%	1/15/24	125	128
	Welltower Inc.	4.000%	6/1/25	17,047	16,804
	Welltower Inc.	4.250%	4/1/26	7,224	7,212
	Welltower Inc.	4.250%	4/15/28	1,250	1,235
	Welltower Inc.	6.500%	3/15/41	5,107	6,034
	Welltower Inc.	5.125%	3/15/43	1,260	1,282
	Welltower Inc.	4.950%	9/1/48	5,425	5,325
	WP Carey Inc.	4.600%	4/1/24	6,201	6,262
	WP Carey Inc.	4.000%	2/1/25	1,800	1,753
	WP Carey Inc.	4.250%	10/1/26	3,500	3,408
					17,476,237
Industrial (15.8%)
	Basic Industry (0.8%)
	Air Products & Chemicals Inc.	3.000%	11/3/21	4,525	4,510
	Air Products & Chemicals Inc.	2.750%	2/3/23	7,044	6,887
	Air Products & Chemicals Inc.	3.350%	7/31/24	7,800	7,671
	Airgas Inc.	3.650%	7/15/24	9,125	9,180
	Albemarle Corp.	4.150%	12/1/24	5,185	5,237
	Albemarle Corp.	5.450%	12/1/44	5,500	5,459
	ArcelorMittal	5.125%	6/1/20	4,000	4,067
	ArcelorMittal	5.250%	8/5/20	170	172
	ArcelorMittal	6.125%	6/1/25	3,075	3,210
	ArcelorMittal	7.000%	10/15/39	760	799
	Barrick Gold Corp.	6.450%	10/15/35	2,175	2,471
	Barrick Gold Corp.	5.250%	4/1/42	8,497	8,541
	Barrick North America Finance LLC	5.700%	5/30/41	13,997	14,857
	Barrick North America Finance LLC	5.750%	5/1/43	10,244	10,941
	Barrick PD Australia Finance Pty Ltd.	5.950%	10/15/39	18,123	19,355
	BHP Billiton Finance USA Ltd.	2.875%	2/24/22	10,708	10,615
	BHP Billiton Finance USA Ltd.	3.850%	9/30/23	2,396	2,455
	BHP Billiton Finance USA Ltd.	4.125%	2/24/42	11,841	11,320
	BHP Billiton Finance USA Ltd.	5.000%	9/30/43	26,568	29,121
	Braskem Finance Ltd.	6.450%	2/3/24	1,110	1,168
	Cabot Corp.	3.700%	7/15/22	1,765	1,776
	Celulosa Arauco y Constitucion SA	7.250%	7/29/19	1,225	1,254
	Celulosa Arauco y Constitucion SA	5.000%	1/21/21	3,300	3,342
	Celulosa Arauco y Constitucion SA	4.750%	1/11/22	9,928	10,054
	Celulosa Arauco y Constitucion SA	4.500%	8/1/24	1,525	1,507
	Celulosa Arauco y Constitucion SA	3.875%	11/2/27	12,000	11,016
	Celulosa Arauco y Constitucion SA	5.500%	11/2/47	11,650	11,006
	Domtar Corp.	6.750%	2/15/44	4,900	4,989
	Dow Chemical Co.	4.250%	11/15/20	19,416	19,697
	Dow Chemical Co.	4.125%	11/15/21	3,904	3,959
	Dow Chemical Co.	3.000%	11/15/22	24,330	23,595
	Dow Chemical Co.	3.500%	10/1/24	4,266	4,115
10	Dow Chemical Co.	4.550%	11/30/25	9,875	10,052
10	Dow Chemical Co.	4.800%	11/30/28	3,300	3,358

53

Vanguard® Total Bond Market Index Fund

Schedule of Investments

December 31, 2018

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Dow Chemical Co.	7.375%	11/1/29	3,299	3,967
	Dow Chemical Co.	4.250%	10/1/34	8,521	7,663
	Dow Chemical Co.	9.400%	5/15/39	13,547	19,426
	Dow Chemical Co.	5.250%	11/15/41	9,163	8,955
	Dow Chemical Co.	4.375%	11/15/42	9,589	8,426
	Dow Chemical Co.	4.625%	10/1/44	2,115	1,904
10	Dow Chemical Co.	5.550%	11/30/48	12,000	12,245
	DowDuPont Inc.	3.766%	11/15/20	14,860	15,006
	DowDuPont Inc.	4.205%	11/15/23	26,800	27,380
	DowDuPont Inc.	4.493%	11/15/25	20,425	21,003
	DowDuPont Inc.	4.725%	11/15/28	23,875	24,733
	DowDuPont Inc.	5.319%	11/15/38	17,900	18,488
	DowDuPont Inc.	5.419%	11/15/48	23,225	24,205
	Eastman Chemical Co.	2.700%	1/15/20	4,614	4,568
	Eastman Chemical Co.	4.500%	1/15/21	53	54
	Eastman Chemical Co.	3.500%	12/1/21	6,800	6,845
	Eastman Chemical Co.	3.600%	8/15/22	6,813	6,855
	Eastman Chemical Co.	3.800%	3/15/25	2,764	2,651
	Eastman Chemical Co.	4.800%	9/1/42	7,224	6,681
	Eastman Chemical Co.	4.650%	10/15/44	5,100	4,581
	Ecolab Inc.	2.250%	1/12/20	3,243	3,212
	Ecolab Inc.	4.350%	12/8/21	3,741	3,852
	Ecolab Inc.	2.375%	8/10/22	11,695	11,285
	Ecolab Inc.	3.250%	1/14/23	4,815	4,792
	Ecolab Inc.	2.700%	11/1/26	7,076	6,596
	Ecolab Inc.	3.250%	12/1/27	6,200	5,964
	Ecolab Inc.	5.500%	12/8/41	1,433	1,656
	Ecolab Inc.	3.950%	12/1/47	11,165	10,480
	EI du Pont de Nemours & Co.	2.200%	5/1/20	18,328	18,176
	Fibria Overseas Finance Ltd.	5.250%	5/12/24	2,015	2,024
	Fibria Overseas Finance Ltd.	4.000%	1/14/25	8,820	8,327
	FMC Corp.	3.950%	2/1/22	1,795	1,792
	FMC Corp.	4.100%	2/1/24	11,210	11,469
	Georgia-Pacific LLC	8.000%	1/15/24	6,204	7,457
	Georgia-Pacific LLC	7.375%	12/1/25	5,750	6,924
	Georgia-Pacific LLC	7.750%	11/15/29	3,268	4,378
	Georgia-Pacific LLC	8.875%	5/15/31	4,665	6,828
	Goldcorp Inc.	3.625%	6/9/21	2,465	2,458
	Goldcorp Inc.	3.700%	3/15/23	10,810	10,707
	Goldcorp Inc.	5.450%	6/9/44	7,375	7,314
	International Flavors & Fragrances Inc.	3.200%	5/1/23	2,160	2,131
	International Flavors & Fragrances Inc.	4.450%	9/26/28	2,500	2,526
	International Flavors & Fragrances Inc.	4.375%	6/1/47	5,200	4,781
	International Flavors & Fragrances Inc.	5.000%	9/26/48	5,000	5,035
	International Paper Co.	7.500%	8/15/21	8,835	9,758
	International Paper Co.	4.750%	2/15/22	87	90
	International Paper Co.	3.650%	6/15/24	7,948	7,960
	International Paper Co.	3.800%	1/15/26	1,700	1,669
	International Paper Co.	3.000%	2/15/27	19,464	17,675
	International Paper Co.	5.000%	9/15/35	4,510	4,450
	International Paper Co.	7.300%	11/15/39	4,960	5,886
	International Paper Co.	6.000%	11/15/41	2,110	2,201
	International Paper Co.	4.800%	6/15/44	16,146	14,776
	International Paper Co.	5.150%	5/15/46	13,227	12,628
	International Paper Co.	4.400%	8/15/47	15,134	12,688
	International Paper Co.	4.350%	8/15/48	10,890	9,096
	Kinross Gold Corp.	5.125%	9/1/21	515	517
	Kinross Gold Corp.	5.950%	3/15/24	4,057	4,047
	Lubrizol Corp.	6.500%	10/1/34	5,900	7,527
	LYB International Finance BV	4.000%	7/15/23	3,849	3,851
	LYB International Finance BV	5.250%	7/15/43	2,187	2,097
	LYB International Finance BV	4.875%	3/15/44	13,995	12,825
	LYB International Finance II BV	3.500%	3/2/27	11,120	10,119
	LyondellBasell Industries NV	6.000%	11/15/21	19,000	20,104

54

Vanguard® Total Bond Market Index Fund

Schedule of Investments

December 31, 2018

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
LyondellBasell Industries NV	5.750%	4/15/24	7,320	7,805
LyondellBasell Industries NV	4.625%	2/26/55	12,462	10,368
Meadwestvaco Corp.	7.950%	2/15/31	5,043	6,432
Methanex Corp.	4.250%	12/1/24	365	354
Methanex Corp.	5.650%	12/1/44	3,760	3,405
Mosaic Co.	3.750%	11/15/21	6,115	6,148
Mosaic Co.	3.250%	11/15/22	10,190	9,820
Mosaic Co.	4.250%	11/15/23	16,832	16,906
Mosaic Co.	4.050%	11/15/27	8,000	7,534
Mosaic Co.	5.450%	11/15/33	3,802	3,946
Mosaic Co.	4.875%	11/15/41	2,468	2,298
Mosaic Co.	5.625%	11/15/43	371	372
Newmont Mining Corp.	3.500%	3/15/22	716	708
Newmont Mining Corp.	5.875%	4/1/35	1,755	1,890
Newmont Mining Corp.	6.250%	10/1/39	11,408	12,427
Newmont Mining Corp.	4.875%	3/15/42	8,958	8,520
Nucor Corp.	4.125%	9/15/22	202	207
Nucor Corp.	4.000%	8/1/23	11,195	11,284
Nucor Corp.	6.400%	12/1/37	10,358	12,382
Nucor Corp.	5.200%	8/1/43	13,675	14,616
Nucor Corp.	4.400%	5/1/48	6,550	6,346
Nutrien Ltd.	4.875%	3/30/20	6,753	6,873
Nutrien Ltd.	3.150%	10/1/22	3,571	3,447
Nutrien Ltd.	3.500%	6/1/23	15,585	15,261
Nutrien Ltd.	3.625%	3/15/24	5,525	5,371
Nutrien Ltd.	3.375%	3/15/25	7,125	6,700
Nutrien Ltd.	3.000%	4/1/25	9,096	8,383
Nutrien Ltd.	4.000%	12/15/26	5,100	4,935
Nutrien Ltd.	4.125%	3/15/35	6,700	6,019
Nutrien Ltd.	5.875%	12/1/36	825	900
Nutrien Ltd.	5.625%	12/1/40	4,663	4,901
Nutrien Ltd.	6.125%	1/15/41	7,281	7,985
Nutrien Ltd.	4.900%	6/1/43	4,950	4,758
Nutrien Ltd.	5.250%	1/15/45	21,967	21,902
Packaging Corp. of America	3.900%	6/15/22	6,015	6,164
Packaging Corp. of America	4.500%	11/1/23	18,907	19,344
Packaging Corp. of America	3.650%	9/15/24	4,882	4,745
Packaging Corp. of America	3.400%	12/15/27	4,000	3,736
PPG Industries Inc.	3.600%	11/15/20	4,900	4,934
PPG Industries Inc.	3.200%	3/15/23	167	164
Praxair Inc.	2.250%	9/24/20	1,675	1,649
Praxair Inc.	3.000%	9/1/21	5,795	5,747
Praxair Inc.	2.450%	2/15/22	20,365	19,999
Praxair Inc.	2.200%	8/15/22	5,769	5,566
Praxair Inc.	2.700%	2/21/23	2,200	2,156
Praxair Inc.	2.650%	2/5/25	4,875	4,584
Praxair Inc.	3.200%	1/30/26	4,850	4,722
Praxair Inc.	3.550%	11/7/42	2,200	2,028
Rayonier Inc.	3.750%	4/1/22	2,875	2,834
Reliance Steel & Aluminum Co.	4.500%	4/15/23	5,370	5,410
Rio Tinto Alcan Inc.	5.750%	6/1/35	9,224	10,401
Rio Tinto Finance USA Ltd.	3.750%	6/15/25	12,765	12,789
Rio Tinto Finance USA Ltd.	7.125%	7/15/28	7,409	9,238
Rio Tinto Finance USA Ltd.	5.200%	11/2/40	13,216	14,589
Rio Tinto Finance USA plc	4.750%	3/22/42	6,518	6,827
Rio Tinto Finance USA plc	4.125%	8/21/42	9,425	9,089
Rohm & Haas Co.	7.850%	7/15/29	2,965	3,685
RPM International Inc.	3.450%	11/15/22	4,560	4,498
RPM International Inc.	3.750%	3/15/27	4,275	4,138
RPM International Inc.	5.250%	6/1/45	3,792	3,779
RPM International Inc.	4.250%	1/15/48	7,500	6,385
Sasol Financing International Ltd.	4.500%	11/14/22	11,000	10,664
SASOL Financing USA LLC	5.875%	3/27/24	4,650	4,621
SASOL Financing USA LLC	6.500%	9/27/28	7,800	7,771

55

Vanguard® Total Bond Market Index Fund

Schedule of Investments

December 31, 2018

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Sherwin-Williams Co.	2.250%	5/15/20	5,785	5,673
	Sherwin-Williams Co.	4.200%	1/15/22	925	933
	Sherwin-Williams Co.	2.750%	6/1/22	8,192	7,932
	Sherwin-Williams Co.	3.125%	6/1/24	6,325	6,041
	Sherwin-Williams Co.	3.450%	8/1/25	9,494	8,903
	Sherwin-Williams Co.	3.950%	1/15/26	8,650	8,388
	Sherwin-Williams Co.	3.450%	6/1/27	25,535	23,562
	Sherwin-Williams Co.	4.000%	12/15/42	2,000	1,687
	Sherwin-Williams Co.	4.550%	8/1/45	2,934	2,663
	Sherwin-Williams Co.	4.500%	6/1/47	3,630	3,258
	Southern Copper Corp.	5.375%	4/16/20	1,588	1,623
	Southern Copper Corp.	3.500%	11/8/22	8,080	7,893
	Southern Copper Corp.	3.875%	4/23/25	1,233	1,191
	Southern Copper Corp.	7.500%	7/27/35	5,169	6,053
	Southern Copper Corp.	6.750%	4/16/40	2,362	2,612
	Southern Copper Corp.	5.250%	11/8/42	16,380	15,607
	Southern Copper Corp.	5.875%	4/23/45	32,215	32,806
10	Suzano Austria GmbH	6.000%	1/15/29	9,800	9,947
	Vale Canada Ltd.	7.200%	9/15/32	1,475	1,597
	Vale Overseas Ltd.	5.875%	6/10/21	21,700	22,785
	Vale Overseas Ltd.	4.375%	1/11/22	16,207	16,470
	Vale Overseas Ltd.	6.250%	8/10/26	11,600	12,470
	Vale Overseas Ltd.	8.250%	1/17/34	2,312	2,858
	Vale Overseas Ltd.	6.875%	11/21/36	24,121	27,588
	Vale Overseas Ltd.	6.875%	11/10/39	14,254	16,428
	Vale SA	5.625%	9/11/42	8,178	8,198
	Westlake Chemical Corp.	3.600%	8/15/26	20,595	18,865
	Westlake Chemical Corp.	5.000%	8/15/46	15,013	13,766
	WestRock MWV LLC	8.200%	1/15/30	5,073	6,464
	WestRock RKT Co.	3.500%	3/1/20	3,550	3,542
	WestRock RKT Co.	4.900%	3/1/22	3,640	3,739
	Weyerhaeuser Co.	4.700%	3/15/21	3,605	3,682
	Weyerhaeuser Co.	4.625%	9/15/23	5,550	5,676
	Weyerhaeuser Co.	8.500%	1/15/25	2,350	2,886
	Weyerhaeuser Co.	7.375%	3/15/32	8,268	10,098
	Weyerhaeuser Co.	6.875%	12/15/33	3,275	3,857
10	WRKCo Inc.	3.000%	9/15/24	4,000	3,794
10	WRKCo Inc.	3.750%	3/15/25	8,600	8,346
10	WRKCo Inc.	4.650%	3/15/26	2,800	2,836
10	WRKCo Inc.	3.375%	9/15/27	4,575	4,200
10	WRKCo Inc.	4.000%	3/15/28	8,700	8,213
10	WRKCo Inc.	4.900%	3/15/29	8,210	8,459
	Yamana Gold Inc.	4.950%	7/15/24	2,105	2,055
	Yamana Gold Inc.	4.625%	12/15/27	5,700	5,292
	Capital Goods (1.3%)
	3M Co.	2.000%	8/7/20	5,215	5,151
	3M Co.	1.625%	9/19/21	2,500	2,414
	3M Co.	2.000%	6/26/22	2,000	1,929
	3M Co.	2.250%	3/15/23	1,350	1,306
	3M Co.	3.250%	2/14/24	150	150
	3M Co.	3.000%	8/7/25	2,350	2,293
	3M Co.	2.250%	9/19/26	9,455	8,725
	3M Co.	2.875%	10/15/27	7,310	7,014
	3M Co.	3.875%	6/15/44	1,000	995
	3M Co.	3.125%	9/19/46	5,180	4,455
	3M Co.	3.625%	10/15/47	5,900	5,470
	ABB Finance USA Inc.	2.800%	4/3/20	2,530	2,521
	ABB Finance USA Inc.	2.875%	5/8/22	3,668	3,587
	ABB Finance USA Inc.	3.375%	4/3/23	410	408
	ABB Finance USA Inc.	3.800%	4/3/28	2,375	2,379
	ABB Finance USA Inc.	4.375%	5/8/42	1,608	1,641
	Allegion US Holding Co. Inc.	3.200%	10/1/24	1,100	1,028
	Allegion US Holding Co. Inc.	3.550%	10/1/27	5,119	4,674

56

Vanguard® Total Bond Market Index Fund

Schedule of Investments

December 31, 2018

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Avery Dennison Corp.	4.875%	12/6/28	1,000	1,017
Bemis Co. Inc.	3.100%	9/15/26	3,803	3,456
Boeing Co.	4.875%	2/15/20	14,065	14,347
Boeing Co.	1.650%	10/30/20	1,830	1,788
Boeing Co.	8.750%	8/15/21	1,285	1,459
Boeing Co.	2.350%	10/30/21	8,695	8,525
Boeing Co.	2.125%	3/1/22	4,012	3,880
Boeing Co.	2.800%	3/1/23	7,820	7,693
Boeing Co.	1.875%	6/15/23	5,740	5,441
Boeing Co.	2.850%	10/30/24	4,983	4,806
Boeing Co.	2.500%	3/1/25	2,831	2,662
Boeing Co.	7.250%	6/15/25	675	817
Boeing Co.	2.600%	10/30/25	2,950	2,779
Boeing Co.	2.250%	6/15/26	1,354	1,248
Boeing Co.	2.800%	3/1/27	1,925	1,834
Boeing Co.	3.250%	3/1/28	3,405	3,321
Boeing Co.	3.450%	11/1/28	3,800	3,754
Boeing Co.	6.125%	2/15/33	4,397	5,442
Boeing Co.	6.625%	2/15/38	2,905	3,883
Boeing Co.	3.550%	3/1/38	1,950	1,820
Boeing Co.	6.875%	3/15/39	8,778	12,096
Boeing Co.	5.875%	2/15/40	3,262	4,083
Boeing Co.	3.375%	6/15/46	8,364	7,366
Boeing Co.	3.650%	3/1/47	1,150	1,072
Boeing Co.	3.625%	3/1/48	3,925	3,588
Boeing Co.	3.850%	11/1/48	3,366	3,238
Carlisle Cos. Inc.	3.750%	11/15/22	3,130	3,102
Carlisle Cos. Inc.	3.500%	12/1/24	1,700	1,623
Carlisle Cos. Inc.	3.750%	12/1/27	4,025	3,784
Caterpillar Financial Services Corp.	2.100%	1/10/20	956	949
Caterpillar Financial Services Corp.	2.000%	3/5/20	4,390	4,346
Caterpillar Financial Services Corp.	2.950%	5/15/20	75	75
Caterpillar Financial Services Corp.	1.850%	9/4/20	15,350	15,109
Caterpillar Financial Services Corp.	2.500%	11/13/20	2,950	2,925
Caterpillar Financial Services Corp.	2.900%	3/15/21	5,170	5,150
Caterpillar Financial Services Corp.	1.700%	8/9/21	27,891	26,842
Caterpillar Financial Services Corp.	2.750%	8/20/21	3,400	3,369
Caterpillar Financial Services Corp.	3.150%	9/7/21	13,401	13,439
Caterpillar Financial Services Corp.	1.931%	10/1/21	3,550	3,441
Caterpillar Financial Services Corp.	2.850%	6/1/22	1,659	1,637
Caterpillar Financial Services Corp.	2.400%	6/6/22	8,350	8,149
Caterpillar Financial Services Corp.	2.550%	11/29/22	8,385	8,139
Caterpillar Financial Services Corp.	3.450%	5/15/23	6,260	6,258
Caterpillar Financial Services Corp.	3.750%	11/24/23	8,350	8,508
Caterpillar Financial Services Corp.	3.650%	12/7/23	3,792	3,838
Caterpillar Financial Services Corp.	3.300%	6/9/24	5,000	4,968
Caterpillar Financial Services Corp.	3.250%	12/1/24	11,112	11,025
Caterpillar Financial Services Corp.	2.400%	8/9/26	5,350	4,938
Caterpillar Inc.	3.900%	5/27/21	12,386	12,605
Caterpillar Inc.	2.600%	6/26/22	10,100	9,883
Caterpillar Inc.	3.400%	5/15/24	12,091	12,127
Caterpillar Inc.	5.300%	9/15/35	3,000	3,327
Caterpillar Inc.	6.050%	8/15/36	8,677	10,595
Caterpillar Inc.	5.200%	5/27/41	7,910	8,813
Caterpillar Inc.	3.803%	8/15/42	22,195	20,807
Caterpillar Inc.	4.300%	5/15/44	7,053	7,270
Caterpillar Inc.	4.750%	5/15/64	3,675	3,727
CNH Industrial Capital LLC	4.375%	11/6/20	2,335	2,350
CNH Industrial Capital LLC	4.375%	4/5/22	5,150	5,150
CNH Industrial Capital LLC	4.200%	1/15/24	25,690	25,442
CNH Industrial NV	4.500%	8/15/23	1,315	1,326
CNH Industrial NV	3.850%	11/15/27	12,115	11,085
Crane Co.	4.450%	12/15/23	6,450	6,615
Crane Co.	4.200%	3/15/48	7,000	6,573

57

Vanguard® Total Bond Market Index Fund

Schedule of Investments

December 31, 2018

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	CRH America Inc.	5.750%	1/15/21	2,975	3,056
	Deere & Co.	2.600%	6/8/22	34,348	33,565
	Deere & Co.	5.375%	10/16/29	9,962	11,324
	Deere & Co.	7.125%	3/3/31	325	425
	Deere & Co.	3.900%	6/9/42	6,170	5,964
	Dover Corp.	4.300%	3/1/21	150	153
	Dover Corp.	3.150%	11/15/25	7,640	7,295
	Dover Corp.	5.375%	10/15/35	2,700	2,948
	Dover Corp.	6.600%	3/15/38	3,115	3,861
	Dover Corp.	5.375%	3/1/41	4,109	4,546
	Eagle Materials Inc.	4.500%	8/1/26	3,200	3,148
	Eaton Corp.	2.750%	11/2/22	15,104	14,628
	Eaton Corp.	3.103%	9/15/27	10,675	10,078
	Eaton Corp.	4.000%	11/2/32	8,629	8,461
	Eaton Corp.	4.150%	11/2/42	1,962	1,829
	Eaton Corp.	3.915%	9/15/47	4,225	3,807
	Embraer Netherlands Finance BV	5.050%	6/15/25	8,955	9,075
	Embraer Netherlands Finance BV	5.400%	2/1/27	7,610	7,873
10	Embraer Overseas Ltd.	5.696%	9/16/23	5,630	5,869
	Embraer SA	5.150%	6/15/22	1,200	1,238
	Emerson Electric Co.	4.250%	11/15/20	745	759
	Emerson Electric Co.	2.625%	12/1/21	15,650	15,363
	Emerson Electric Co.	2.625%	2/15/23	3,200	3,100
	Emerson Electric Co.	3.150%	6/1/25	4,150	4,068
	FLIR Systems Inc.	3.125%	6/15/21	1,590	1,563
	Flowserve Corp.	3.500%	9/15/22	16,830	16,595
	Flowserve Corp.	4.000%	11/15/23	4,225	4,192
	Fortive Corp.	2.350%	6/15/21	9,845	9,577
	Fortive Corp.	3.150%	6/15/26	6,089	5,760
	Fortive Corp.	4.300%	6/15/46	9,425	8,822
	Fortune Brands Home & Security Inc.	3.000%	6/15/20	1,930	1,902
	Fortune Brands Home & Security Inc.	4.000%	9/21/23	12,373	12,316
	Fortune Brands Home & Security Inc.	4.000%	6/15/25	8,975	8,967
	General Dynamics Corp.	2.875%	5/11/20	5,135	5,137
	General Dynamics Corp.	3.000%	5/11/21	5,685	5,686
	General Dynamics Corp.	3.875%	7/15/21	3,769	3,827
	General Dynamics Corp.	2.250%	11/15/22	8,165	7,868
	General Dynamics Corp.	3.375%	5/15/23	19,455	19,554
	General Dynamics Corp.	1.875%	8/15/23	23,390	21,822
	General Dynamics Corp.	2.375%	11/15/24	8,650	8,095
	General Dynamics Corp.	3.500%	5/15/25	12,935	12,960
	General Dynamics Corp.	2.125%	8/15/26	3,200	2,831
	General Dynamics Corp.	2.625%	11/15/27	11,629	10,703
	General Dynamics Corp.	3.750%	5/15/28	29,645	29,957
	General Dynamics Corp.	3.600%	11/15/42	3,893	3,705
	General Electric Co.	5.500%	1/8/20	1,799	1,820
	General Electric Co.	2.200%	1/9/20	18,071	17,780
	General Electric Co.	5.550%	5/4/20	15,701	15,950
	General Electric Co.	4.375%	9/16/20	18,783	18,768
	General Electric Co.	4.625%	1/7/21	15,664	15,707
	General Electric Co.	5.300%	2/11/21	15,528	15,589
	General Electric Co.	4.650%	10/17/21	15,410	15,465
	General Electric Co.	3.150%	9/7/22	4,507	4,243
	General Electric Co.	2.700%	10/9/22	13,078	12,147
	General Electric Co.	3.100%	1/9/23	11,145	10,415
	General Electric Co.	3.375%	3/11/24	28,796	26,819
	General Electric Co.	3.450%	5/15/24	1,255	1,164
	General Electric Co.	6.750%	3/15/32	30,702	32,132
	General Electric Co.	7.500%	8/21/35	100	105
	General Electric Co.	6.150%	8/7/37	9,298	9,115
	General Electric Co.	5.875%	1/14/38	34,003	32,591
	General Electric Co.	6.875%	1/10/39	27,299	28,590
	General Electric Co.	4.125%	10/9/42	26,174	20,440
	General Electric Co.	4.500%	3/11/44	24,261	19,831

58

Vanguard® Total Bond Market Index Fund

Schedule of Investments

December 31, 2018

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Harris Corp.	2.700%	4/27/20	4,540	4,503
Harris Corp.	3.832%	4/27/25	9,780	9,541
Harris Corp.	4.854%	4/27/35	2,425	2,470
Harris Corp.	6.150%	12/15/40	4,228	4,908
Harris Corp.	5.054%	4/27/45	1,656	1,688
Hexcel Corp.	4.700%	8/15/25	1,400	1,440
Honeywell International Inc.	4.250%	3/1/21	8,075	8,278
Honeywell International Inc.	1.850%	11/1/21	18,450	17,835
Honeywell International Inc.	3.350%	12/1/23	5,160	5,195
Honeywell International Inc.	2.500%	11/1/26	5,675	5,309
Honeywell International Inc.	5.700%	3/15/36	5,224	6,197
Honeywell International Inc.	5.700%	3/15/37	9,106	11,013
Honeywell International Inc.	5.375%	3/1/41	6,350	7,489
Hubbell Inc.	3.350%	3/1/26	4,851	4,582
Hubbell Inc.	3.150%	8/15/27	3,200	2,916
Hubbell Inc.	3.500%	2/15/28	12,120	11,294
Huntington Ingalls Industries Inc.	3.483%	12/1/27	9,811	9,136
Illinois Tool Works Inc.	3.375%	9/15/21	265	267
Illinois Tool Works Inc.	3.500%	3/1/24	2,602	2,637
Illinois Tool Works Inc.	2.650%	11/15/26	9,790	9,065
Illinois Tool Works Inc.	4.875%	9/15/41	4,670	5,097
Illinois Tool Works Inc.	3.900%	9/1/42	18,634	18,424
Ingersoll-Rand Global Holding Co. Ltd.	2.900%	2/21/21	2,469	2,441
Ingersoll-Rand Global Holding Co. Ltd.	4.250%	6/15/23	13,800	14,133
Ingersoll-Rand Global Holding Co. Ltd.	5.750%	6/15/43	5,100	5,750
Ingersoll-Rand Global Holding Co. Ltd.	4.300%	2/21/48	1,300	1,225
Ingersoll-Rand Luxembourg Finance SA	2.625%	5/1/20	5,975	5,895
Ingersoll-Rand Luxembourg Finance SA	3.550%	11/1/24	3,060	3,033
Ingersoll-Rand Luxembourg Finance SA	4.650%	11/1/44	3,245	3,187
John Deere Capital Corp.	1.700%	1/15/20	5,535	5,462
John Deere Capital Corp.	2.050%	3/10/20	5,486	5,428
John Deere Capital Corp.	2.200%	3/13/20	2,060	2,040
John Deere Capital Corp.	1.950%	6/22/20	2,515	2,476
John Deere Capital Corp.	2.375%	7/14/20	1,225	1,212
John Deere Capital Corp.	2.450%	9/11/20	4,000	3,948
John Deere Capital Corp.	2.350%	1/8/21	2,000	1,970
John Deere Capital Corp.	2.550%	1/8/21	200	197
John Deere Capital Corp.	2.800%	3/4/21	6,800	6,757
John Deere Capital Corp.	2.875%	3/12/21	5,455	5,427
John Deere Capital Corp.	3.900%	7/12/21	5,953	6,058
John Deere Capital Corp.	3.125%	9/10/21	8,200	8,214
John Deere Capital Corp.	3.150%	10/15/21	7,849	7,841
John Deere Capital Corp.	2.650%	1/6/22	3,500	3,436
John Deere Capital Corp.	2.750%	3/15/22	1,445	1,419
John Deere Capital Corp.	2.150%	9/8/22	14,750	14,113
John Deere Capital Corp.	2.700%	1/6/23	1,050	1,025
John Deere Capital Corp.	2.800%	1/27/23	2,260	2,208
John Deere Capital Corp.	2.800%	3/6/23	12,808	12,497
John Deere Capital Corp.	3.450%	6/7/23	5,500	5,505
John Deere Capital Corp.	3.650%	10/12/23	180	181
John Deere Capital Corp.	3.350%	6/12/24	17,650	17,558
John Deere Capital Corp.	2.650%	6/24/24	1,875	1,795
John Deere Capital Corp.	3.450%	3/13/25	15,215	15,101
John Deere Capital Corp.	3.400%	9/11/25	2,710	2,674
John Deere Capital Corp.	2.650%	6/10/26	2,229	2,088
John Deere Capital Corp.	2.800%	9/8/27	7,400	6,916
John Deere Capital Corp.	3.050%	1/6/28	10,800	10,269
Johnson Controls International plc	5.000%	3/30/20	16,517	16,847
Johnson Controls International plc	4.250%	3/1/21	700	710
Johnson Controls International plc	3.750%	12/1/21	50	50
Johnson Controls International plc	3.900%	2/14/26	24,032	23,396
Johnson Controls International plc	6.000%	1/15/36	1,370	1,539
Johnson Controls International plc	4.625%	7/2/44	3,447	3,257
Johnson Controls International plc	5.125%	9/14/45	15,047	15,148

59

Vanguard® Total Bond Market Index Fund

Schedule of Investments

December 31, 2018

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Johnson Controls International plc	4.500%	2/15/47	17,624	16,475
Johnson Controls International plc	4.950%	7/2/64	5,795	5,309
Kennametal Inc.	3.875%	2/15/22	2,575	2,545
Kennametal Inc.	4.625%	6/15/28	8,800	8,563
L3 Technologies Inc.	4.950%	2/15/21	13,435	13,738
L3 Technologies Inc.	3.850%	6/15/23	4,275	4,270
L3 Technologies Inc.	3.950%	5/28/24	2,471	2,451
L3 Technologies Inc.	3.850%	12/15/26	1,910	1,846
L3 Technologies Inc.	4.400%	6/15/28	5,460	5,416
Lafarge SA	7.125%	7/15/36	4,610	5,405
Leggett & Platt Inc.	3.800%	11/15/24	4,600	4,496
Leggett & Platt Inc.	3.500%	11/15/27	17,075	15,854
Legrand France SA	8.500%	2/15/25	1,850	2,288
Lennox International Inc.	3.000%	11/15/23	1,000	931
Lockheed Martin Corp.	2.500%	11/23/20	21,805	21,547
Lockheed Martin Corp.	3.350%	9/15/21	25,428	25,532
Lockheed Martin Corp.	3.100%	1/15/23	10,610	10,504
Lockheed Martin Corp.	2.900%	3/1/25	2,652	2,541
Lockheed Martin Corp.	3.550%	1/15/26	2,658	2,634
Lockheed Martin Corp.	3.600%	3/1/35	7,385	6,857
Lockheed Martin Corp.	4.500%	5/15/36	4,830	4,939
Lockheed Martin Corp.	6.150%	9/1/36	14,199	17,102
Lockheed Martin Corp.	5.720%	6/1/40	5,260	6,181
Lockheed Martin Corp.	4.070%	12/15/42	3,900	3,776
Lockheed Martin Corp.	3.800%	3/1/45	2,957	2,703
Lockheed Martin Corp.	4.700%	5/15/46	14,207	14,711
Lockheed Martin Corp.	4.090%	9/15/52	2,621	2,460
Martin Marietta Materials Inc.	3.450%	6/1/27	6,400	5,940
Martin Marietta Materials Inc.	3.500%	12/15/27	5,800	5,294
Martin Marietta Materials Inc.	4.250%	12/15/47	10,110	8,327
Masco Corp.	4.450%	4/1/25	7,262	7,211
Masco Corp.	4.375%	4/1/26	2,469	2,466
Masco Corp.	3.500%	11/15/27	8,860	8,050
Masco Corp.	6.500%	8/15/32	27	30
Masco Corp.	4.500%	5/15/47	8,250	7,084
Mohawk Industries Inc.	3.850%	2/1/23	12,690	12,687
Northrop Grumman Corp.	2.080%	10/15/20	9,050	8,875
Northrop Grumman Corp.	3.500%	3/15/21	9,153	9,176
Northrop Grumman Corp.	2.550%	10/15/22	4,455	4,316
Northrop Grumman Corp.	3.250%	8/1/23	2,092	2,043
Northrop Grumman Corp.	2.930%	1/15/25	5,575	5,271
Northrop Grumman Corp.	3.200%	2/1/27	6,075	5,696
Northrop Grumman Corp.	3.250%	1/15/28	29,270	27,227
Northrop Grumman Corp.	5.050%	11/15/40	6,925	7,275
Northrop Grumman Corp.	4.750%	6/1/43	7,479	7,532
Northrop Grumman Corp.	3.850%	4/15/45	2,004	1,770
Northrop Grumman Corp.	4.030%	10/15/47	4,430	4,042
Northrop Grumman Systems Corp.	7.750%	2/15/31	381	502
Nvent Finance Sarl	3.950%	4/15/23	2,230	2,188
Nvent Finance Sarl	4.550%	4/15/28	6,120	6,066
Oshkosh Corp.	4.600%	5/15/28	9,000	8,887
Owens Corning	4.200%	12/15/22	6,462	6,423
Owens Corning	4.200%	12/1/24	9,740	9,467
Owens Corning	3.400%	8/15/26	5,275	4,829
Owens Corning	7.000%	12/1/36	817	921
Owens Corning	4.300%	7/15/47	5,825	4,366
Owens Corning	4.400%	1/30/48	4,250	3,253
Parker-Hannifin Corp.	3.500%	9/15/22	1,850	1,848
Parker-Hannifin Corp.	3.300%	11/21/24	8,733	8,665
Parker-Hannifin Corp.	3.250%	3/1/27	19,415	18,571
Parker-Hannifin Corp.	4.200%	11/21/34	5,678	5,636
Parker-Hannifin Corp.	6.250%	5/15/38	6,632	8,116
Parker-Hannifin Corp.	4.450%	11/21/44	4,665	4,712
Parker-Hannifin Corp.	4.100%	3/1/47	5,805	5,631

60

Vanguard® Total Bond Market Index Fund

Schedule of Investments

December 31, 2018

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Precision Castparts Corp.	2.250%	6/15/20	4,900	4,843
	Precision Castparts Corp.	2.500%	1/15/23	16,185	15,737
	Precision Castparts Corp.	3.250%	6/15/25	16,232	15,896
	Precision Castparts Corp.	3.900%	1/15/43	6,500	6,140
	Precision Castparts Corp.	4.375%	6/15/45	5,342	5,356
	Raytheon Co.	4.400%	2/15/20	3,021	3,068
	Raytheon Co.	3.125%	10/15/20	1,913	1,916
	Raytheon Co.	2.500%	12/15/22	13,078	12,685
	Raytheon Co.	3.150%	12/15/24	4,625	4,561
	Raytheon Co.	7.200%	8/15/27	2,810	3,543
	Raytheon Co.	4.875%	10/15/40	1,590	1,781
	Raytheon Co.	4.700%	12/15/41	8,700	9,498
	Raytheon Co.	4.200%	12/15/44	2,600	2,692
	Republic Services Inc.	5.000%	3/1/20	7,815	7,958
	Republic Services Inc.	5.250%	11/15/21	11,497	12,076
	Republic Services Inc.	3.550%	6/1/22	5,243	5,242
	Republic Services Inc.	4.750%	5/15/23	2,575	2,695
	Republic Services Inc.	3.200%	3/15/25	2,800	2,686
	Republic Services Inc.	2.900%	7/1/26	474	445
	Republic Services Inc.	3.375%	11/15/27	285	273
	Republic Services Inc.	3.950%	5/15/28	75	75
	Republic Services Inc.	6.200%	3/1/40	6,078	7,418
	Republic Services Inc.	5.700%	5/15/41	14,348	16,931
	Rockwell Automation Inc.	2.050%	3/1/20	5,850	5,785
	Rockwell Collins Inc.	3.100%	11/15/21	2,350	2,327
	Rockwell Collins Inc.	2.800%	3/15/22	3,550	3,433
	Rockwell Collins Inc.	3.200%	3/15/24	15,575	14,806
	Rockwell Collins Inc.	3.500%	3/15/27	9,750	9,058
	Rockwell Collins Inc.	4.800%	12/15/43	4,025	4,024
	Rockwell Collins Inc.	4.350%	4/15/47	12,975	12,117
	Roper Technologies Inc.	3.000%	12/15/20	5,550	5,498
	Roper Technologies Inc.	2.800%	12/15/21	16,821	16,494
	Roper Technologies Inc.	3.125%	11/15/22	4,143	4,055
	Roper Technologies Inc.	3.850%	12/15/25	1,275	1,273
	Roper Technologies Inc.	3.800%	12/15/26	21,235	20,462
10	Siemens Financieringsmaatschappij NV	2.000%	9/15/23	150	140
	Snap-on Inc.	6.125%	9/1/21	3,700	3,973
	Snap-on Inc.	3.250%	3/1/27	1,200	1,177
	Snap-on Inc.	4.100%	3/1/48	3,700	3,577
	Sonoco Products Co.	5.750%	11/1/40	6,100	6,928
	Spirit AeroSystems Inc.	3.950%	6/15/23	15,285	15,244
	Spirit AeroSystems Inc.	3.850%	6/15/26	5,400	4,962
	Spirit AeroSystems Inc.	4.600%	6/15/28	14,415	13,652
	Stanley Black & Decker Inc.	3.400%	12/1/21	3,075	3,080
	Stanley Black & Decker Inc.	2.900%	11/1/22	5,076	4,941
	Stanley Black & Decker Inc.	5.200%	9/1/40	6,133	6,728
	Stanley Black & Decker Inc.	4.850%	11/15/48	225	230
	Textron Inc.	4.300%	3/1/24	3,725	3,773
	Textron Inc.	3.875%	3/1/25	13,545	13,210
	Textron Inc.	4.000%	3/15/26	11,700	11,374
	Textron Inc.	3.650%	3/15/27	30,440	28,809
	Textron Inc.	3.375%	3/1/28	4,629	4,323
	Timken Co.	3.875%	9/1/24	1,000	976
	Timken Co.	4.500%	12/15/28	13,500	13,461
	United Technologies Corp.	4.500%	4/15/20	39,203	39,659
	United Technologies Corp.	1.900%	5/4/20	15,540	15,258
	United Technologies Corp.	3.350%	8/16/21	1,555	1,550
	United Technologies Corp.	1.950%	11/1/21	3,850	3,688
	United Technologies Corp.	2.300%	5/4/22	400	382
	United Technologies Corp.	3.100%	6/1/22	7,331	7,134
	United Technologies Corp.	3.650%	8/16/23	31,738	31,487
	United Technologies Corp.	2.800%	5/4/24	19,105	17,997
	United Technologies Corp.	3.950%	8/16/25	10,629	10,546
	United Technologies Corp.	2.650%	11/1/26	3,000	2,680

61

Vanguard® Total Bond Market Index Fund

Schedule of Investments

December 31, 2018

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
United Technologies Corp.	6.700%	8/1/28	2,397	2,813
United Technologies Corp.	4.125%	11/16/28	42,310	41,933
United Technologies Corp.	7.500%	9/15/29	4,096	5,152
United Technologies Corp.	5.400%	5/1/35	7,175	7,722
United Technologies Corp.	6.050%	6/1/36	8,512	9,549
United Technologies Corp.	6.125%	7/15/38	4,596	5,271
United Technologies Corp.	4.450%	11/16/38	11,025	10,777
United Technologies Corp.	5.700%	4/15/40	10,830	11,900
United Technologies Corp.	4.500%	6/1/42	11,534	10,951
United Technologies Corp.	4.150%	5/15/45	9,325	8,393
United Technologies Corp.	3.750%	11/1/46	4,060	3,474
United Technologies Corp.	4.050%	5/4/47	2,075	1,831
United Technologies Corp.	4.625%	11/16/48	20,200	19,474
Valmont Industries Inc.	5.000%	10/1/44	9,050	8,031
Valmont Industries Inc.	5.250%	10/1/54	4,600	4,045
Vulcan Materials Co.	4.500%	4/1/25	3,810	3,760
Vulcan Materials Co.	4.500%	6/15/47	8,325	7,078
Wabtec Corp.	4.150%	3/15/24	18,275	17,613
Wabtec Corp.	3.450%	11/15/26	9,767	8,724
Wabtec Corp.	4.700%	9/15/28	1,250	1,172
Waste Management Inc.	4.750%	6/30/20	10,314	10,543
Waste Management Inc.	4.600%	3/1/21	9,560	9,775
Waste Management Inc.	2.900%	9/15/22	400	394
Waste Management Inc.	2.400%	5/15/23	12,650	12,102
Waste Management Inc.	3.500%	5/15/24	3,250	3,249
Waste Management Inc.	3.125%	3/1/25	7,395	7,160
Waste Management Inc.	3.150%	11/15/27	13,233	12,546
Waste Management Inc.	3.900%	3/1/35	2,060	2,001
Waste Management Inc.	6.125%	11/30/39	575	692
Waste Management Inc.	4.100%	3/1/45	5,839	5,707
WW Grainger Inc.	4.600%	6/15/45	12,093	12,486
WW Grainger Inc.	3.750%	5/15/46	5,175	4,619
WW Grainger Inc.	4.200%	5/15/47	1,950	1,850
Xylem Inc.	4.875%	10/1/21	110	113
Xylem Inc.	3.250%	11/1/26	3,336	3,140
Xylem Inc.	4.375%	11/1/46	6,310	6,136
Communication (2.4%)
21st Century Fox America Inc.	5.650%	8/15/20	4,701	4,895
21st Century Fox America Inc.	4.500%	2/15/21	7,850	8,002
21st Century Fox America Inc.	3.000%	9/15/22	15,685	15,512
21st Century Fox America Inc.	3.700%	9/15/24	4,785	4,795
21st Century Fox America Inc.	3.700%	10/15/25	6,775	6,829
21st Century Fox America Inc.	3.375%	11/15/26	6,900	6,778
21st Century Fox America Inc.	6.550%	3/15/33	12,790	16,223
21st Century Fox America Inc.	6.200%	12/15/34	14,366	17,585
21st Century Fox America Inc.	6.400%	12/15/35	18,200	22,815
21st Century Fox America Inc.	8.150%	10/17/36	3,075	4,429
21st Century Fox America Inc.	6.150%	3/1/37	12,143	14,866
21st Century Fox America Inc.	6.900%	8/15/39	6,398	8,446
21st Century Fox America Inc.	6.150%	2/15/41	15,546	19,238
21st Century Fox America Inc.	5.400%	10/1/43	14,175	16,533
21st Century Fox America Inc.	4.750%	9/15/44	12,345	13,272
21st Century Fox America Inc.	7.750%	12/1/45	5,160	7,611
Activision Blizzard Inc.	2.300%	9/15/21	17,400	16,862
Activision Blizzard Inc.	3.400%	9/15/26	9,050	8,551
Activision Blizzard Inc.	3.400%	6/15/27	2,950	2,733
Activision Blizzard Inc.	4.500%	6/15/47	4,220	3,793
America Movil SAB de CV	5.000%	3/30/20	12,441	12,661
America Movil SAB de CV	3.125%	7/16/22	36,000	35,275
America Movil SAB de CV	6.375%	3/1/35	18,190	21,136
America Movil SAB de CV	6.125%	11/15/37	4,283	4,981
America Movil SAB de CV	6.125%	3/30/40	12,000	14,243
America Movil SAB de CV	4.375%	7/16/42	12,490	12,000

62

Vanguard® Total Bond Market Index Fund

Schedule of Investments

December 31, 2018

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
American Tower Corp.	2.800%	6/1/20	7,359	7,305
American Tower Corp.	5.050%	9/1/20	6,845	7,016
American Tower Corp.	3.300%	2/15/21	13,064	12,966
American Tower Corp.	3.450%	9/15/21	14,400	14,279
American Tower Corp.	5.900%	11/1/21	7,295	7,682
American Tower Corp.	2.250%	1/15/22	8,215	7,872
American Tower Corp.	3.500%	1/31/23	18,773	18,422
American Tower Corp.	5.000%	2/15/24	11,886	12,282
American Tower Corp.	4.000%	6/1/25	8,790	8,632
American Tower Corp.	3.375%	10/15/26	11,601	10,805
American Tower Corp.	3.125%	1/15/27	8,045	7,318
American Tower Corp.	3.550%	7/15/27	7,223	6,763
American Tower Corp.	3.600%	1/15/28	7,385	6,889
AT&T Corp.	8.750%	11/15/31	16,578	21,962
AT&T Inc.	5.200%	3/15/20	17,690	18,033
AT&T Inc.	2.450%	6/30/20	29,834	29,451
AT&T Inc.	4.600%	2/15/21	13,177	13,481
AT&T Inc.	2.800%	2/17/21	4,000	3,945
AT&T Inc.	5.000%	3/1/21	17,946	18,535
AT&T Inc.	4.450%	5/15/21	6,648	6,795
AT&T Inc.	3.875%	8/15/21	2,000	2,017
AT&T Inc.	3.200%	3/1/22	7,919	7,816
AT&T Inc.	3.800%	3/15/22	7,160	7,182
AT&T Inc.	3.000%	6/30/22	34,597	33,747
AT&T Inc.	3.600%	2/17/23	25,765	25,542
AT&T Inc.	3.800%	3/1/24	6,425	6,351
AT&T Inc.	3.900%	3/11/24	4,350	4,324
AT&T Inc.	4.450%	4/1/24	7,025	7,137
AT&T Inc.	3.950%	1/15/25	13,435	13,106
AT&T Inc.	3.400%	5/15/25	53,935	50,549
AT&T Inc.	4.125%	2/17/26	21,737	21,236
AT&T Inc.	4.250%	3/1/27	20,471	20,033
AT&T Inc.	4.100%	2/15/28	23,817	22,893
AT&T Inc.	4.300%	2/15/30	47,426	44,945
AT&T Inc.	4.500%	5/15/35	21,296	19,379
AT&T Inc.	5.250%	3/1/37	22,000	21,543
AT&T Inc.	4.900%	8/15/37	15,375	14,306
AT&T Inc.	6.350%	3/15/40	11,000	11,675
AT&T Inc.	6.000%	8/15/40	10,702	10,935
AT&T Inc.	5.350%	9/1/40	39,718	38,717
AT&T Inc.	6.375%	3/1/41	9,851	10,474
AT&T Inc.	5.550%	8/15/41	10,185	9,927
AT&T Inc.	5.150%	3/15/42	23,769	22,268
AT&T Inc.	4.300%	12/15/42	19,850	16,862
AT&T Inc.	4.800%	6/15/44	30,315	27,231
AT&T Inc.	4.350%	6/15/45	28,975	24,677
AT&T Inc.	4.750%	5/15/46	36,810	32,779
AT&T Inc.	5.150%	11/15/46	64,543	60,055
AT&T Inc.	5.650%	2/15/47	12,000	12,015
AT&T Inc.	4.500%	3/9/48	14,089	12,087
AT&T Inc.	4.550%	3/9/49	26,517	22,857
AT&T Inc.	5.150%	2/15/50	28,696	26,679
AT&T Inc.	5.700%	3/1/57	2,900	2,851
AT&T Inc.	5.300%	8/15/58	9,887	9,164
Bell Canada Inc.	4.464%	4/1/48	8,625	8,382
British Telecommunications plc	4.500%	12/4/23	6,450	6,524
British Telecommunications plc	5.125%	12/4/28	8,000	8,030
British Telecommunications plc	9.625%	12/15/30	28,703	39,076
CBS Corp.	4.300%	2/15/21	5,525	5,601
CBS Corp.	3.375%	3/1/22	7,037	6,955
CBS Corp.	2.500%	2/15/23	12,625	11,913
CBS Corp.	2.900%	6/1/23	4,475	4,261
CBS Corp.	3.700%	8/15/24	3,775	3,680
CBS Corp.	3.500%	1/15/25	3,853	3,642

63

Vanguard® Total Bond Market Index Fund

Schedule of Investments

December 31, 2018

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
CBS Corp.	4.000%	1/15/26	8,574	8,240
CBS Corp.	2.900%	1/15/27	10,585	9,338
CBS Corp.	3.375%	2/15/28	7,450	6,696
CBS Corp.	3.700%	6/1/28	4,985	4,629
CBS Corp.	7.875%	7/30/30	2,339	2,961
CBS Corp.	5.500%	5/15/33	3,065	3,228
CBS Corp.	5.900%	10/15/40	3,150	3,341
CBS Corp.	4.850%	7/1/42	8,636	7,945
CBS Corp.	4.900%	8/15/44	10,454	9,732
CBS Corp.	4.600%	1/15/45	7,091	6,338
CC Holdings GS V LLC / Crown Castle GS III Corp.	3.849%	4/15/23	11,452	11,336
Charter Communications Operating LLC / Charter Communications Operating Capital	3.579%	7/23/20	18,135	18,132
Charter Communications Operating LLC / Charter Communications Operating Capital	4.464%	7/23/22	37,105	37,464
Charter Communications Operating LLC / Charter Communications Operating Capital	4.500%	2/1/24	9,065	9,049
Charter Communications Operating LLC / Charter Communications Operating Capital	4.908%	7/23/25	59,685	59,393
Charter Communications Operating LLC / Charter Communications Operating Capital	3.750%	2/15/28	18,295	16,580
Charter Communications Operating LLC / Charter Communications Operating Capital	6.384%	10/23/35	23,874	24,481
Charter Communications Operating LLC / Charter Communications Operating Capital	5.375%	4/1/38	11,945	11,149
Charter Communications Operating LLC / Charter Communications Operating Capital	6.484%	10/23/45	38,206	39,345
Charter Communications Operating LLC / Charter Communications Operating Capital	5.375%	5/1/47	26,874	24,341
Charter Communications Operating LLC / Charter Communications Operating Capital	5.750%	4/1/48	18,100	16,933
Charter Communications Operating LLC / Charter Communications Operating Capital	6.834%	10/23/55	5,050	5,155
Comcast Cable Communications Holdings Inc.	9.455%	11/15/22	7,310	8,836
Comcast Corp.	5.150%	3/1/20	9,443	9,678
Comcast Corp.	3.300%	10/1/20	19,325	19,360
Comcast Corp.	3.450%	10/1/21	19,575	19,749
Comcast Corp.	3.125%	7/15/22	14,182	14,073
Comcast Corp.	2.850%	1/15/23	1,902	1,852
Comcast Corp.	2.750%	3/1/23	17,439	16,898
Comcast Corp.	3.000%	2/1/24	47,559	46,400
Comcast Corp.	3.600%	3/1/24	1,826	1,828
Comcast Corp.	3.700%	4/15/24	15,900	15,978
Comcast Corp.	3.375%	2/15/25	9,507	9,300
Comcast Corp.	3.375%	8/15/25	28,029	27,216
Comcast Corp.	3.950%	10/15/25	22,387	22,671
Comcast Corp.	3.150%	3/1/26	25,675	24,487
Comcast Corp.	2.350%	1/15/27	25,772	22,964
Comcast Corp.	3.300%	2/1/27	16,499	15,658
Comcast Corp.	3.150%	2/15/28	16,980	15,941
Comcast Corp.	3.550%	5/1/28	9,300	8,944
Comcast Corp.	4.150%	10/15/28	44,875	45,573
Comcast Corp.	4.250%	10/15/30	15,200	15,388
Comcast Corp.	4.250%	1/15/33	16,162	16,050
Comcast Corp.	7.050%	3/15/33	4,042	5,181
Comcast Corp.	4.200%	8/15/34	13,589	13,133
Comcast Corp.	5.650%	6/15/35	4,371	4,864
Comcast Corp.	4.400%	8/15/35	11,896	11,597
Comcast Corp.	6.500%	11/15/35	17,505	20,764
Comcast Corp.	3.200%	7/15/36	10,445	8,915
Comcast Corp.	6.450%	3/15/37	11,479	13,743
Comcast Corp.	6.950%	8/15/37	14,839	18,565
Comcast Corp.	3.900%	3/1/38	9,375	8,668
Comcast Corp.	6.400%	5/15/38	9,747	11,537

64

Vanguard® Total Bond Market Index Fund

Schedule of Investments

December 31, 2018

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Comcast Corp.	4.600%	10/15/38	30,750	31,104
	Comcast Corp.	6.400%	3/1/40	870	1,029
	Comcast Corp.	4.650%	7/15/42	18,137	17,911
	Comcast Corp.	4.500%	1/15/43	6,286	6,044
	Comcast Corp.	4.600%	8/15/45	22,655	21,941
	Comcast Corp.	3.400%	7/15/46	15,064	12,399
	Comcast Corp.	4.000%	8/15/47	8,002	7,213
	Comcast Corp.	3.969%	11/1/47	25,550	23,061
	Comcast Corp.	4.700%	10/15/48	40,925	41,509
	Comcast Corp.	3.999%	11/1/49	21,346	19,207
	Comcast Corp.	4.049%	11/1/52	8,445	7,582
	Comcast Corp.	4.950%	10/15/58	27,500	28,123
	Crown Castle International Corp.	3.400%	2/15/21	14,805	14,742
	Crown Castle International Corp.	2.250%	9/1/21	7,880	7,603
	Crown Castle International Corp.	4.875%	4/15/22	8,240	8,480
	Crown Castle International Corp.	5.250%	1/15/23	12,719	13,220
	Crown Castle International Corp.	3.150%	7/15/23	6,320	6,077
	Crown Castle International Corp.	3.200%	9/1/24	7,875	7,441
	Crown Castle International Corp.	4.450%	2/15/26	22,615	22,497
	Crown Castle International Corp.	3.700%	6/15/26	13,825	13,084
	Crown Castle International Corp.	4.000%	3/1/27	3,580	3,438
	Crown Castle International Corp.	3.650%	9/1/27	16,903	15,770
	Crown Castle International Corp.	3.800%	2/15/28	12,200	11,518
	Crown Castle International Corp.	4.750%	5/15/47	3,925	3,620
	Deutsche Telekom International Finance BV	8.750%	6/15/30	43,508	56,858
10	Discovery Communications LLC	2.800%	6/15/20	5,325	5,269
	Discovery Communications LLC	4.375%	6/15/21	4,875	4,955
	Discovery Communications LLC	3.300%	5/15/22	2,588	2,539
10	Discovery Communications LLC	3.500%	6/15/22	6,880	6,790
	Discovery Communications LLC	2.950%	3/20/23	10,957	10,450
	Discovery Communications LLC	3.250%	4/1/23	3,000	2,901
	Discovery Communications LLC	3.800%	3/13/24	5,099	4,982
10	Discovery Communications LLC	3.900%	11/15/24	7,675	7,494
	Discovery Communications LLC	3.450%	3/15/25	4,942	4,586
10	Discovery Communications LLC	3.950%	6/15/25	5,700	5,506
	Discovery Communications LLC	4.900%	3/11/26	7,590	7,646
	Discovery Communications LLC	3.950%	3/20/28	19,350	17,734
	Discovery Communications LLC	5.000%	9/20/37	13,326	12,389
	Discovery Communications LLC	6.350%	6/1/40	8,196	8,650
	Discovery Communications LLC	4.950%	5/15/42	6,456	5,737
	Discovery Communications LLC	4.875%	4/1/43	9,047	7,974
	Discovery Communications LLC	5.200%	9/20/47	13,635	12,602
	Electronic Arts Inc.	3.700%	3/1/21	10,090	10,167
	Electronic Arts Inc.	4.800%	3/1/26	4,040	4,139
	Grupo Televisa SAB	6.625%	3/18/25	4,064	4,402
	Grupo Televisa SAB	4.625%	1/30/26	2,825	2,798
	Grupo Televisa SAB	8.500%	3/11/32	460	567
	Grupo Televisa SAB	6.625%	1/15/40	6,493	6,982
	Grupo Televisa SAB	5.000%	5/13/45	20,316	17,809
	Grupo Televisa SAB	6.125%	1/31/46	7,953	8,301
	Interpublic Group of Cos. Inc.	3.500%	10/1/20	2,500	2,495
	Interpublic Group of Cos. Inc.	3.750%	10/1/21	2,600	2,620
	Interpublic Group of Cos. Inc.	3.750%	2/15/23	8,775	8,595
	Interpublic Group of Cos. Inc.	4.200%	4/15/24	5,465	5,422
	Interpublic Group of Cos. Inc.	4.650%	10/1/28	5,945	5,868
	Interpublic Group of Cos. Inc.	5.400%	10/1/48	14,050	13,306
	Koninklijke KPN NV	8.375%	10/1/30	6,721	8,677
	Moody’s Corp.	5.500%	9/1/20	1,640	1,698
	Moody’s Corp.	3.250%	6/7/21	3,000	2,990
	Moody’s Corp.	2.750%	12/15/21	5,825	5,713
	Moody’s Corp.	4.500%	9/1/22	12,100	12,416
	Moody’s Corp.	4.875%	2/15/24	7,160	7,481
	Moody’s Corp.	5.250%	7/15/44	7,325	7,837
	NBCUniversal Media LLC	5.150%	4/30/20	18,355	18,873

65

Vanguard® Total Bond Market Index Fund

Schedule of Investments

December 31, 2018

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
NBCUniversal Media LLC	4.375%	4/1/21	20,815	21,286
NBCUniversal Media LLC	2.875%	1/15/23	16,384	16,033
NBCUniversal Media LLC	6.400%	4/30/40	10,415	12,543
NBCUniversal Media LLC	5.950%	4/1/41	5,883	6,768
NBCUniversal Media LLC	4.450%	1/15/43	14,652	14,131
Omnicom Group Inc./ Omnicom Capital Inc.	4.450%	8/15/20	18,810	19,126
Omnicom Group Inc./ Omnicom Capital Inc.	3.625%	5/1/22	13,318	13,095
Omnicom Group Inc./ Omnicom Capital Inc.	3.650%	11/1/24	10,563	10,202
Omnicom Group Inc./ Omnicom Capital Inc.	3.600%	4/15/26	10,801	10,205
Orange SA	4.125%	9/14/21	24,345	24,834
Orange SA	9.000%	3/1/31	23,525	32,582
Orange SA	5.375%	1/13/42	18,655	19,735
Orange SA	5.500%	2/6/44	871	933
RELX Capital Inc.	3.125%	10/15/22	11,543	11,335
RELX Capital Inc.	3.500%	3/16/23	6,045	5,977
Rogers Communications Inc.	3.000%	3/15/23	7,075	6,941
Rogers Communications Inc.	4.100%	10/1/23	5,646	5,754
Rogers Communications Inc.	3.625%	12/15/25	3,990	3,891
Rogers Communications Inc.	2.900%	11/15/26	5,275	4,898
Rogers Communications Inc.	7.500%	8/15/38	1,698	2,250
Rogers Communications Inc.	4.500%	3/15/43	4,468	4,422
Rogers Communications Inc.	5.450%	10/1/43	3,877	4,209
Rogers Communications Inc.	5.000%	3/15/44	8,898	9,248
Rogers Communications Inc.	4.300%	2/15/48	11,025	10,529
S&P Global Inc.	3.300%	8/14/20	10,062	10,081
S&P Global Inc.	4.000%	6/15/25	9,169	9,359
S&P Global Inc.	4.400%	2/15/26	10,030	10,404
S&P Global Inc.	6.550%	11/15/37	4,640	5,811
S&P Global Inc.	4.500%	5/15/48	5,535	5,460
TCI Communications Inc.	7.875%	2/15/26	5,293	6,433
TCI Communications Inc.	7.125%	2/15/28	2,472	3,033
Telefonica Emisiones SAU	5.134%	4/27/20	10,035	10,237
Telefonica Emisiones SAU	5.462%	2/16/21	26,999	27,982
Telefonica Emisiones SAU	4.570%	4/27/23	8,157	8,382
Telefonica Emisiones SAU	4.103%	3/8/27	19,665	18,892
Telefonica Emisiones SAU	7.045%	6/20/36	23,052	26,395
Telefonica Emisiones SAU	4.665%	3/6/38	10,002	9,074
Telefonica Emisiones SAU	5.213%	3/8/47	29,910	27,098
Telefonica Emisiones SAU	4.895%	3/6/48	9,525	8,526
Telefonica Europe BV	8.250%	9/15/30	7,027	8,958
TELUS Corp.	2.800%	2/16/27	8,110	7,480
Thomson Reuters Corp.	4.300%	11/23/23	9,483	9,659
Thomson Reuters Corp.	3.850%	9/29/24	2,204	2,156
Thomson Reuters Corp.	3.350%	5/15/26	5,200	4,839
Thomson Reuters Corp.	5.500%	8/15/35	8,250	8,491
Thomson Reuters Corp.	5.850%	4/15/40	5,995	6,370
Thomson Reuters Corp.	5.650%	11/23/43	3,950	4,115
Time Warner Cable LLC	5.000%	2/1/20	17,760	18,003
Time Warner Cable LLC	4.125%	2/15/21	2,967	2,976
Time Warner Cable LLC	4.000%	9/1/21	14,197	14,110
Time Warner Cable LLC	6.550%	5/1/37	14,323	14,769
Time Warner Cable LLC	7.300%	7/1/38	16,388	17,503
Time Warner Cable LLC	6.750%	6/15/39	17,576	17,813
Time Warner Cable LLC	5.875%	11/15/40	18,908	17,591
Time Warner Cable LLC	5.500%	9/1/41	14,613	13,293
Time Warner Cable LLC	4.500%	9/15/42	13,440	10,688
Time Warner Entertainment Co. LP	8.375%	7/15/33	7,193	8,711
Verizon Communications Inc.	2.625%	2/21/20	13,970	13,915
Verizon Communications Inc.	3.450%	3/15/21	10,595	10,642
Verizon Communications Inc.	4.600%	4/1/21	12,050	12,420
Verizon Communications Inc.	1.750%	8/15/21	3,050	2,943
Verizon Communications Inc.	3.000%	11/1/21	14,821	14,710
Verizon Communications Inc.	3.500%	11/1/21	19,914	20,090
Verizon Communications Inc.	3.125%	3/16/22	12,525	12,437

66

Vanguard® Total Bond Market Index Fund

Schedule of Investments

December 31, 2018

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Verizon Communications Inc.	2.450%	11/1/22	11,725	11,341
Verizon Communications Inc.	5.150%	9/15/23	46,383	49,406
Verizon Communications Inc.	4.150%	3/15/24	13,685	13,994
Verizon Communications Inc.	3.500%	11/1/24	27,574	27,232
Verizon Communications Inc.	3.376%	2/15/25	43,483	42,215
Verizon Communications Inc.	2.625%	8/15/26	30,330	27,510
Verizon Communications Inc.	4.125%	3/16/27	31,600	31,618
Verizon Communications Inc.	4.329%	9/21/28	49,217	49,454
Verizon Communications Inc.	4.500%	8/10/33	42,565	42,311
Verizon Communications Inc.	4.400%	11/1/34	31,288	30,176
Verizon Communications Inc.	4.272%	1/15/36	36,754	34,469
Verizon Communications Inc.	5.250%	3/16/37	37,572	39,230
Verizon Communications Inc.	4.812%	3/15/39	7,110	7,002
Verizon Communications Inc.	4.750%	11/1/41	13,001	12,645
Verizon Communications Inc.	3.850%	11/1/42	12,117	10,476
Verizon Communications Inc.	6.550%	9/15/43	500	596
Verizon Communications Inc.	4.125%	8/15/46	20,357	18,092
Verizon Communications Inc.	4.862%	8/21/46	56,605	55,765
Verizon Communications Inc.	5.500%	3/16/47	14,340	15,369
Verizon Communications Inc.	4.522%	9/15/48	48,843	45,888
Verizon Communications Inc.	5.012%	4/15/49	41,157	41,097
Verizon Communications Inc.	5.012%	8/21/54	58,730	56,936
Verizon Communications Inc.	4.672%	3/15/55	46,821	43,059
Viacom Inc.	3.875%	12/15/21	4,908	4,928
Viacom Inc.	4.250%	9/1/23	13,526	13,377
Viacom Inc.	3.875%	4/1/24	9,662	9,476
Viacom Inc.	6.875%	4/30/36	9,589	10,080
Viacom Inc.	4.375%	3/15/43	23,303	18,454
Viacom Inc.	5.850%	9/1/43	10,765	10,575
Vodafone Group plc	4.375%	3/16/21	5,025	5,136
Vodafone Group plc	2.500%	9/26/22	6,384	6,102
Vodafone Group plc	2.950%	2/19/23	23,415	22,524
Vodafone Group plc	3.750%	1/16/24	21,400	21,093
Vodafone Group plc	4.125%	5/30/25	16,450	16,230
Vodafone Group plc	4.375%	5/30/28	38,340	37,212
Vodafone Group plc	7.875%	2/15/30	2,878	3,523
Vodafone Group plc	6.250%	11/30/32	7,400	8,088
Vodafone Group plc	6.150%	2/27/37	12,025	12,574
Vodafone Group plc	5.000%	5/30/38	16,369	15,342
Vodafone Group plc	4.375%	2/19/43	17,424	14,454
Vodafone Group plc	5.250%	5/30/48	31,975	30,102
Walt Disney Co.	1.950%	3/4/20	6,175	6,118
Walt Disney Co.	1.800%	6/5/20	8,450	8,318
Walt Disney Co.	2.150%	9/17/20	4,100	4,053
Walt Disney Co.	2.300%	2/12/21	7,941	7,831
Walt Disney Co.	2.750%	8/16/21	9,193	9,104
Walt Disney Co.	2.550%	2/15/22	3,831	3,771
Walt Disney Co.	2.450%	3/4/22	3,200	3,130
Walt Disney Co.	2.350%	12/1/22	4,386	4,244
Walt Disney Co.	3.150%	9/17/25	7,100	6,900
Walt Disney Co.	3.000%	2/13/26	12,925	12,422
Walt Disney Co.	1.850%	7/30/26	23,400	20,740
Walt Disney Co.	2.950%	6/15/27	250	238
Walt Disney Co.	7.000%	3/1/32	2,843	3,738
Walt Disney Co.	4.375%	8/16/41	7,875	8,074
Walt Disney Co.	4.125%	12/1/41	11,225	11,182
Walt Disney Co.	3.700%	12/1/42	8,784	8,187
Walt Disney Co.	3.000%	7/30/46	2,195	1,820
Warner Media LLC	4.700%	1/15/21	7,920	8,078
Warner Media LLC	4.750%	3/29/21	15,265	15,649
Warner Media LLC	4.000%	1/15/22	3,100	3,115
Warner Media LLC	3.400%	6/15/22	7,995	7,903
Warner Media LLC	4.050%	12/15/23	6,400	6,386
Warner Media LLC	3.550%	6/1/24	7,250	6,956

67

Vanguard® Total Bond Market Index Fund

Schedule of Investments

December 31, 2018

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Warner Media LLC	3.600%	7/15/25	23,026	21,806
Warner Media LLC	3.875%	1/15/26	24,980	24,200
Warner Media LLC	3.800%	2/15/27	15,159	14,221
Warner Media LLC	7.625%	4/15/31	3,700	4,604
Warner Media LLC	6.200%	3/15/40	3,800	4,115
Warner Media LLC	6.100%	7/15/40	3,725	3,922
Warner Media LLC	5.375%	10/15/41	8,224	7,989
Warner Media LLC	4.900%	6/15/42	6,844	6,243
Warner Media LLC	5.350%	12/15/43	15,615	15,112
Warner Media LLC	4.650%	6/1/44	14,117	12,326
WPP Finance 2010	4.750%	11/21/21	14,839	15,099
WPP Finance 2010	3.625%	9/7/22	6,906	6,688
WPP Finance 2010	3.750%	9/19/24	6,415	5,970
WPP Finance 2010	5.125%	9/7/42	1,890	1,736
WPP Finance 2010	5.625%	11/15/43	7,365	7,139
Consumer Cyclical (1.9%)
Advance Auto Parts Inc.	4.500%	1/15/22	2,730	2,770
Advance Auto Parts Inc.	4.500%	12/1/23	4,771	4,851
Alibaba Group Holding Ltd.	3.125%	11/28/21	7,440	7,357
Alibaba Group Holding Ltd.	2.800%	6/6/23	7,700	7,445
Alibaba Group Holding Ltd.	3.600%	11/28/24	19,119	18,702
Alibaba Group Holding Ltd.	3.400%	12/6/27	29,450	27,098
Alibaba Group Holding Ltd.	4.500%	11/28/34	6,810	6,621
Alibaba Group Holding Ltd.	4.000%	12/6/37	6,425	5,771
Alibaba Group Holding Ltd.	4.200%	12/6/47	9,350	8,316
Alibaba Group Holding Ltd.	4.400%	12/6/57	11,200	10,073
Amazon.com Inc.	1.900%	8/21/20	12,125	11,950
Amazon.com Inc.	3.300%	12/5/21	12,624	12,758
Amazon.com Inc.	2.500%	11/29/22	8,083	7,898
Amazon.com Inc.	2.400%	2/22/23	14,550	14,021
Amazon.com Inc.	2.800%	8/22/24	16,768	16,299
Amazon.com Inc.	3.800%	12/5/24	6,246	6,386
Amazon.com Inc.	5.200%	12/3/25	12,005	13,165
Amazon.com Inc.	3.150%	8/22/27	10,050	9,705
Amazon.com Inc.	4.800%	12/5/34	18,979	20,443
Amazon.com Inc.	3.875%	8/22/37	22,190	21,533
Amazon.com Inc.	4.950%	12/5/44	17,275	19,210
Amazon.com Inc.	4.050%	8/22/47	36,430	35,680
Amazon.com Inc.	4.250%	8/22/57	30,815	30,050
American Honda Finance Corp.	2.000%	2/14/20	8,200	8,104
American Honda Finance Corp.	2.150%	3/13/20	3,875	3,830
American Honda Finance Corp.	1.950%	7/20/20	6,185	6,080
American Honda Finance Corp.	2.450%	9/24/20	19,067	18,833
American Honda Finance Corp.	2.650%	2/12/21	12,600	12,397
American Honda Finance Corp.	1.650%	7/12/21	10,280	9,885
American Honda Finance Corp.	1.700%	9/9/21	15,625	14,989
American Honda Finance Corp.	3.375%	12/10/21	3,000	3,015
American Honda Finance Corp.	2.600%	11/16/22	6,000	5,835
American Honda Finance Corp.	3.450%	7/14/23	5,050	5,052
American Honda Finance Corp.	3.625%	10/10/23	1,000	1,007
American Honda Finance Corp.	2.900%	2/16/24	10,275	9,945
American Honda Finance Corp.	2.300%	9/9/26	3,950	3,559
American Honda Finance Corp.	3.500%	2/15/28	3,500	3,394
Aptiv plc	3.150%	11/19/20	7,440	7,401
Aptiv plc	4.250%	1/15/26	9,325	9,160
Aptiv plc	4.400%	10/1/46	4,220	3,715
Automatic Data Processing Inc.	2.250%	9/15/20	10,311	10,214
Automatic Data Processing Inc.	3.375%	9/15/25	7,730	7,688
AutoNation Inc.	5.500%	2/1/20	2,376	2,426
AutoNation Inc.	3.350%	1/15/21	5,255	5,189
AutoNation Inc.	3.500%	11/15/24	4,900	4,535
AutoNation Inc.	4.500%	10/1/25	13,875	13,492
AutoNation Inc.	3.800%	11/15/27	3,865	3,444

68

Vanguard® Total Bond Market Index Fund

Schedule of Investments

December 31, 2018

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
AutoZone Inc.	2.500%	4/15/21	3,605	3,520
AutoZone Inc.	3.700%	4/15/22	9,236	9,219
AutoZone Inc.	2.875%	1/15/23	5,891	5,670
AutoZone Inc.	3.125%	7/15/23	660	640
AutoZone Inc.	3.250%	4/15/25	10,260	9,712
AutoZone Inc.	3.125%	4/21/26	4,980	4,618
AutoZone Inc.	3.750%	6/1/27	5,425	5,203
Best Buy Co. Inc.	5.500%	3/15/21	2,911	3,006
Best Buy Co. Inc.	4.450%	10/1/28	10,000	9,567
Block Financial LLC	4.125%	10/1/20	5,315	5,333
Block Financial LLC	5.500%	11/1/22	2,865	2,927
Block Financial LLC	5.250%	10/1/25	12,310	12,326
Booking Holdings Inc.	2.750%	3/15/23	6,427	6,170
Booking Holdings Inc.	3.650%	3/15/25	3,625	3,504
Booking Holdings Inc.	3.600%	6/1/26	21,735	20,836
Booking Holdings Inc.	3.550%	3/15/28	5,460	5,121
BorgWarner Inc.	4.625%	9/15/20	1,000	1,017
BorgWarner Inc.	3.375%	3/15/25	900	875
BorgWarner Inc.	4.375%	3/15/45	5,615	5,199
Carnival Corp.	3.950%	10/15/20	4,160	4,209
Choice Hotels International Inc.	5.750%	7/1/22	1,000	1,041
Costco Wholesale Corp.	1.750%	2/15/20	4,425	4,366
Costco Wholesale Corp.	2.150%	5/18/21	6,955	6,827
Costco Wholesale Corp.	2.250%	2/15/22	4,200	4,099
Costco Wholesale Corp.	2.300%	5/18/22	11,626	11,360
Costco Wholesale Corp.	2.750%	5/18/24	19,184	18,596
Costco Wholesale Corp.	3.000%	5/18/27	13,788	13,227
Cummins Inc.	3.650%	10/1/23	2,200	2,234
Cummins Inc.	7.125%	3/1/28	1,750	2,151
Cummins Inc.	4.875%	10/1/43	6,320	6,851
Daimler Finance North America LLC	8.500%	1/18/31	13,962	18,833
Darden Restaurants Inc.	3.850%	5/1/27	5,550	5,281
Darden Restaurants Inc.	4.550%	2/15/48	5,270	4,822
Delphi Corp.	4.150%	3/15/24	7,520	7,451
Dollar General Corp.	3.250%	4/15/23	12,770	12,407
Dollar General Corp.	4.150%	11/1/25	3,870	3,843
Dollar General Corp.	3.875%	4/15/27	3,575	3,427
Dollar General Corp.	4.125%	5/1/28	7,550	7,327
Dollar Tree Inc.	3.700%	5/15/23	6,000	5,836
Dollar Tree Inc.	4.000%	5/15/25	17,000	16,290
Dollar Tree Inc.	4.200%	5/15/28	17,000	16,114
DR Horton Inc.	2.550%	12/1/20	2,630	2,575
DR Horton Inc.	4.375%	9/15/22	5,800	5,850
DR Horton Inc.	4.750%	2/15/23	3,193	3,211
DR Horton Inc.	5.750%	8/15/23	7,445	7,801
eBay Inc.	2.150%	6/5/20	7,425	7,317
eBay Inc.	3.250%	10/15/20	5,330	5,307
eBay Inc.	2.875%	8/1/21	7,685	7,571
eBay Inc.	3.800%	3/9/22	5,882	5,894
eBay Inc.	2.600%	7/15/22	7,755	7,463
eBay Inc.	2.750%	1/30/23	6,265	6,022
eBay Inc.	3.450%	8/1/24	8,371	8,002
eBay Inc.	3.600%	6/5/27	8,725	8,135
eBay Inc.	4.000%	7/15/42	8,859	6,583
Expedia Group Inc.	5.950%	8/15/20	7,716	7,971
Expedia Group Inc.	4.500%	8/15/24	5,130	5,115
Expedia Group Inc.	5.000%	2/15/26	9,543	9,644
Expedia Group Inc.	3.800%	2/15/28	7,025	6,469
Ford Holdings LLC	9.300%	3/1/30	4,325	5,121
Ford Motor Co.	4.346%	12/8/26	15,408	13,721
Ford Motor Co.	6.625%	10/1/28	5,861	5,864
Ford Motor Co.	6.375%	2/1/29	6,944	6,816
Ford Motor Co.	7.450%	7/16/31	13,236	13,631
Ford Motor Co.	4.750%	1/15/43	8,983	6,960

69

Vanguard® Total Bond Market Index Fund

Schedule of Investments

December 31, 2018

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Ford Motor Co.	7.400%	11/1/46	6,495	6,504
Ford Motor Co.	5.291%	12/8/46	17,395	14,321
Ford Motor Credit Co. LLC	2.681%	1/9/20	18,500	18,224
Ford Motor Credit Co. LLC	8.125%	1/15/20	17,747	18,333
Ford Motor Credit Co. LLC	2.459%	3/27/20	2,102	2,052
Ford Motor Credit Co. LLC	3.157%	8/4/20	4,923	4,816
Ford Motor Credit Co. LLC	2.343%	11/2/20	16,582	15,924
Ford Motor Credit Co. LLC	3.200%	1/15/21	17,503	16,971
Ford Motor Credit Co. LLC	5.750%	2/1/21	17,200	17,516
Ford Motor Credit Co. LLC	3.336%	3/18/21	15,461	14,974
Ford Motor Credit Co. LLC	3.470%	4/5/21	100	97
Ford Motor Credit Co. LLC	5.875%	8/2/21	16,136	16,521
Ford Motor Credit Co. LLC	3.813%	10/12/21	10,800	10,491
Ford Motor Credit Co. LLC	3.219%	1/9/22	11,767	11,060
Ford Motor Credit Co. LLC	3.339%	3/28/22	11,542	10,862
Ford Motor Credit Co. LLC	2.979%	8/3/22	23,850	22,004
Ford Motor Credit Co. LLC	4.250%	9/20/22	7,990	7,675
Ford Motor Credit Co. LLC	3.096%	5/4/23	4,150	3,747
Ford Motor Credit Co. LLC	4.375%	8/6/23	13,370	12,687
Ford Motor Credit Co. LLC	3.810%	1/9/24	10,071	9,208
Ford Motor Credit Co. LLC	3.664%	9/8/24	4,795	4,290
Ford Motor Credit Co. LLC	4.687%	6/9/25	11,325	10,486
Ford Motor Credit Co. LLC	4.134%	8/4/25	17,913	16,127
Ford Motor Credit Co. LLC	4.389%	1/8/26	10,152	9,136
Ford Motor Credit Co. LLC	3.815%	11/2/27	6,783	5,692
General Motors Co.	4.875%	10/2/23	18,778	18,818
General Motors Co.	4.000%	4/1/25	5,281	4,931
General Motors Co.	4.200%	10/1/27	50	45
General Motors Co.	5.000%	10/1/28	8,100	7,716
General Motors Co.	5.000%	4/1/35	13,549	11,530
General Motors Co.	6.600%	4/1/36	7,242	7,064
General Motors Co.	5.150%	4/1/38	6,783	5,860
General Motors Co.	6.250%	10/2/43	15,153	14,130
General Motors Co.	5.200%	4/1/45	15,537	12,961
General Motors Co.	6.750%	4/1/46	12,558	12,392
General Motors Co.	5.400%	4/1/48	14,296	12,302
General Motors Co.	5.950%	4/1/49	8,050	7,350
General Motors Financial Co. Inc.	3.150%	1/15/20	14,225	14,104
General Motors Financial Co. Inc.	2.650%	4/13/20	16,950	16,645
General Motors Financial Co. Inc.	3.200%	7/13/20	38,145	37,577
General Motors Financial Co. Inc.	2.450%	11/6/20	27,890	27,035
General Motors Financial Co. Inc.	3.700%	11/24/20	16,187	16,050
General Motors Financial Co. Inc.	4.200%	3/1/21	15,688	15,612
General Motors Financial Co. Inc.	3.550%	4/9/21	7,760	7,640
General Motors Financial Co. Inc.	3.200%	7/6/21	18,531	18,100
General Motors Financial Co. Inc.	4.375%	9/25/21	6,400	6,427
General Motors Financial Co. Inc.	3.450%	1/14/22	6,389	6,144
General Motors Financial Co. Inc.	3.450%	4/10/22	14,360	13,753
General Motors Financial Co. Inc.	3.150%	6/30/22	8,665	8,191
General Motors Financial Co. Inc.	3.250%	1/5/23	3,400	3,199
General Motors Financial Co. Inc.	3.700%	5/9/23	13,010	12,330
General Motors Financial Co. Inc.	4.250%	5/15/23	13,292	12,807
General Motors Financial Co. Inc.	4.150%	6/19/23	1,900	1,830
General Motors Financial Co. Inc.	3.950%	4/13/24	13,911	13,048
General Motors Financial Co. Inc.	3.500%	11/7/24	20,702	18,822
General Motors Financial Co. Inc.	4.000%	1/15/25	9,811	9,098
General Motors Financial Co. Inc.	4.350%	4/9/25	9,875	9,393
General Motors Financial Co. Inc.	4.300%	7/13/25	9,934	9,320
General Motors Financial Co. Inc.	5.250%	3/1/26	6,069	5,935
General Motors Financial Co. Inc.	4.000%	10/6/26	9,776	8,746
General Motors Financial Co. Inc.	4.350%	1/17/27	15,984	14,697
General Motors Financial Co. Inc.	3.850%	1/5/28	5,800	4,995
GLP Capital LP / GLP Financing II Inc.	4.875%	11/1/20	8,614	8,657
GLP Capital LP / GLP Financing II Inc.	4.375%	4/15/21	1,000	995

70

Vanguard® Total Bond Market Index Fund

Schedule of Investments

December 31, 2018

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
GLP Capital LP / GLP Financing II Inc.	5.375%	11/1/23	5,700	5,757
GLP Capital LP / GLP Financing II Inc.	5.250%	6/1/25	10,200	10,124
GLP Capital LP / GLP Financing II Inc.	5.375%	4/15/26	8,625	8,474
GLP Capital LP / GLP Financing II Inc.	5.750%	6/1/28	425	422
GLP Capital LP / GLP Financing II Inc.	5.300%	1/15/29	7,665	7,502
Harley-Davidson Inc.	3.500%	7/28/25	9,360	8,942
Harley-Davidson Inc.	4.625%	7/28/45	6,740	6,307
Harman International Industries Inc.	4.150%	5/15/25	4,125	4,165
Home Depot Inc.	1.800%	6/5/20	15,200	14,979
Home Depot Inc.	3.950%	9/15/20	5,225	5,303
Home Depot Inc.	2.000%	4/1/21	10,734	10,507
Home Depot Inc.	4.400%	4/1/21	33,123	34,122
Home Depot Inc.	3.250%	3/1/22	4,565	4,600
Home Depot Inc.	2.625%	6/1/22	17,560	17,315
Home Depot Inc.	2.700%	4/1/23	3,715	3,659
Home Depot Inc.	3.750%	2/15/24	10,873	11,087
Home Depot Inc.	3.350%	9/15/25	3,885	3,835
Home Depot Inc.	3.000%	4/1/26	10,825	10,443
Home Depot Inc.	2.125%	9/15/26	7,750	6,965
Home Depot Inc.	2.800%	9/14/27	13,500	12,662
Home Depot Inc.	3.900%	12/6/28	8,300	8,474
Home Depot Inc.	5.875%	12/16/36	32,988	39,668
Home Depot Inc.	5.400%	9/15/40	5,668	6,511
Home Depot Inc.	5.950%	4/1/41	11,678	14,418
Home Depot Inc.	4.200%	4/1/43	16,390	16,172
Home Depot Inc.	4.875%	2/15/44	12,094	12,902
Home Depot Inc.	4.400%	3/15/45	5,122	5,153
Home Depot Inc.	4.250%	4/1/46	13,243	13,036
Home Depot Inc.	3.900%	6/15/47	6,150	5,818
Home Depot Inc.	4.500%	12/6/48	5,800	6,003
Home Depot Inc.	3.500%	9/15/56	10,925	9,087
Hyatt Hotels Corp.	5.375%	8/15/21	1,347	1,388
Hyatt Hotels Corp.	3.375%	7/15/23	3,486	3,395
Hyatt Hotels Corp.	4.850%	3/15/26	1,075	1,103
Hyatt Hotels Corp.	4.375%	9/15/28	6,105	5,893
IHS Markit Ltd.	4.750%	8/1/28	7,110	6,941
JD.com Inc.	3.875%	4/29/26	5,420	4,838
Kohl’s Corp.	4.000%	11/1/21	3,830	3,887
Kohl’s Corp.	3.250%	2/1/23	1,058	1,009
Kohl’s Corp.	4.750%	12/15/23	584	603
Kohl’s Corp.	4.250%	7/17/25	5,890	5,750
Kohl’s Corp.	5.550%	7/17/45	3,660	3,406
Lear Corp.	5.250%	1/15/25	7,062	7,239
Lear Corp.	3.800%	9/15/27	4,725	4,241
Lowe’s Cos. Inc.	4.625%	4/15/20	375	379
Lowe’s Cos. Inc.	3.750%	4/15/21	2,072	2,084
Lowe’s Cos. Inc.	3.800%	11/15/21	2,300	2,324
Lowe’s Cos. Inc.	3.120%	4/15/22	8,933	8,793
Lowe’s Cos. Inc.	3.875%	9/15/23	14,494	14,498
Lowe’s Cos. Inc.	3.125%	9/15/24	12,819	12,317
Lowe’s Cos. Inc.	3.375%	9/15/25	11,425	10,907
Lowe’s Cos. Inc.	2.500%	4/15/26	12,712	11,289
Lowe’s Cos. Inc.	3.100%	5/3/27	17,618	16,120
Lowe’s Cos. Inc.	6.500%	3/15/29	1,214	1,408
Lowe’s Cos. Inc.	4.650%	4/15/42	17,974	17,016
Lowe’s Cos. Inc.	4.250%	9/15/44	3,855	3,423
Lowe’s Cos. Inc.	4.375%	9/15/45	10,295	9,308
Lowe’s Cos. Inc.	3.700%	4/15/46	15,946	12,942
Lowe’s Cos. Inc.	4.050%	5/3/47	17,325	14,990
Macy’s Retail Holdings Inc.	3.450%	1/15/21	2,735	2,709
Macy’s Retail Holdings Inc.	3.875%	1/15/22	1,118	1,101
Macy’s Retail Holdings Inc.	2.875%	2/15/23	13,725	12,696
Macy’s Retail Holdings Inc.	4.375%	9/1/23	5,310	5,219
Macy’s Retail Holdings Inc.	3.625%	6/1/24	1,375	1,274

71

Vanguard® Total Bond Market Index Fund

Schedule of Investments

December 31, 2018

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Macy’s Retail Holdings Inc.	4.500%	12/15/34	4,559	3,646
Magna International Inc.	3.625%	6/15/24	8,877	8,868
Magna International Inc.	4.150%	10/1/25	1,708	1,741
Marriott International Inc.	3.375%	10/15/20	9,008	8,945
Marriott International Inc.	2.875%	3/1/21	5,125	5,042
Marriott International Inc.	3.125%	10/15/21	3,992	3,948
Marriott International Inc.	2.300%	1/15/22	3,200	3,067
Marriott International Inc.	3.250%	9/15/22	3,000	2,937
Marriott International Inc.	3.750%	3/15/25	4,650	4,483
Marriott International Inc.	3.750%	10/1/25	4,460	4,313
Marriott International Inc.	3.125%	6/15/26	7,369	6,674
Marriott International Inc.	4.000%	4/15/28	7,175	6,808
Mastercard Inc.	2.000%	11/21/21	5,200	5,052
Mastercard Inc.	3.375%	4/1/24	9,903	9,978
Mastercard Inc.	2.950%	11/21/26	8,340	8,034
Mastercard Inc.	3.500%	2/26/28	3,300	3,298
Mastercard Inc.	3.800%	11/21/46	5,240	5,044
Mastercard Inc.	3.950%	2/26/48	6,490	6,467
McDonald’s Corp.	3.500%	7/15/20	115	116
McDonald’s Corp.	2.750%	12/9/20	6,406	6,355
McDonald’s Corp.	3.625%	5/20/21	1,220	1,234
McDonald’s Corp.	2.625%	1/15/22	13,962	13,673
McDonald’s Corp.	3.350%	4/1/23	12,835	12,775
McDonald’s Corp.	3.250%	6/10/24	275	271
McDonald’s Corp.	3.375%	5/26/25	8,540	8,342
McDonald’s Corp.	3.700%	1/30/26	18,424	18,146
McDonald’s Corp.	3.500%	3/1/27	10,664	10,291
McDonald’s Corp.	3.800%	4/1/28	15,625	15,318
McDonald’s Corp.	4.700%	12/9/35	11,607	11,615
McDonald’s Corp.	6.300%	10/15/37	4,413	5,175
McDonald’s Corp.	6.300%	3/1/38	11,331	13,518
McDonald’s Corp.	5.700%	2/1/39	10,552	11,952
McDonald’s Corp.	3.700%	2/15/42	6,574	5,742
McDonald’s Corp.	3.625%	5/1/43	5,058	4,292
McDonald’s Corp.	4.600%	5/26/45	6,369	6,204
McDonald’s Corp.	4.875%	12/9/45	18,885	19,173
McDonald’s Corp.	4.450%	3/1/47	10,042	9,631
McDonald’s Corp.	4.450%	9/1/48	12,320	11,765
NIKE Inc.	2.250%	5/1/23	740	712
NIKE Inc.	2.375%	11/1/26	13,605	12,445
NIKE Inc.	3.625%	5/1/43	4,818	4,504
NIKE Inc.	3.875%	11/1/45	13,319	12,774
NIKE Inc.	3.375%	11/1/46	4,600	4,056
Nordstrom Inc.	4.750%	5/1/20	4,500	4,569
Nordstrom Inc.	4.000%	10/15/21	9,606	9,707
Nordstrom Inc.	4.000%	3/15/27	4,290	4,055
Nordstrom Inc.	6.950%	3/15/28	760	847
Nordstrom Inc.	5.000%	1/15/44	10,572	9,088
NVR Inc.	3.950%	9/15/22	8,836	8,699
O’Reilly Automotive Inc.	4.875%	1/14/21	900	925
O’Reilly Automotive Inc.	4.625%	9/15/21	5,268	5,408
O’Reilly Automotive Inc.	3.800%	9/1/22	3,941	3,955
O’Reilly Automotive Inc.	3.850%	6/15/23	6,875	6,887
O’Reilly Automotive Inc.	3.550%	3/15/26	3,023	2,894
O’Reilly Automotive Inc.	3.600%	9/1/27	7,949	7,596
PACCAR Financial Corp.	2.500%	8/14/20	3,200	3,173
PACCAR Financial Corp.	2.050%	11/13/20	5,350	5,253
PACCAR Financial Corp.	2.250%	2/25/21	3,000	2,947
PACCAR Financial Corp.	2.800%	3/1/21	3,850	3,825
PACCAR Financial Corp.	3.150%	8/9/21	1,745	1,745
PACCAR Financial Corp.	2.300%	8/10/22	4,825	4,664
PACCAR Financial Corp.	3.400%	8/9/23	6,145	6,221
QVC Inc.	5.125%	7/2/22	3,031	3,020
QVC Inc.	4.375%	3/15/23	4,876	4,676

72

Vanguard® Total Bond Market Index Fund

Schedule of Investments

December 31, 2018

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	QVC Inc.	4.850%	4/1/24	5,113	4,889
	QVC Inc.	4.450%	2/15/25	1,452	1,350
	QVC Inc.	5.450%	8/15/34	3,494	3,047
	QVC Inc.	5.950%	3/15/43	4,423	3,940
	Ralph Lauren Corp.	2.625%	8/18/20	3,000	2,966
	Ralph Lauren Corp.	3.750%	9/15/25	4,000	3,973
	Royal Caribbean Cruises Ltd.	2.650%	11/28/20	2,860	2,803
	Royal Caribbean Cruises Ltd.	5.250%	11/15/22	4,650	4,819
	Royal Caribbean Cruises Ltd.	3.700%	3/15/28	8,513	7,800
10	Sands China Ltd.	4.600%	8/8/23	11,480	11,365
10	Sands China Ltd.	5.125%	8/8/25	13,175	13,010
10	Sands China Ltd.	5.400%	8/8/28	19,375	18,624
	Starbucks Corp.	2.200%	11/22/20	3,950	3,884
	Starbucks Corp.	2.100%	2/4/21	6,670	6,499
	Starbucks Corp.	2.700%	6/15/22	3,675	3,586
	Starbucks Corp.	3.100%	3/1/23	12,400	12,187
	Starbucks Corp.	3.850%	10/1/23	7,105	7,188
	Starbucks Corp.	3.800%	8/15/25	16,025	15,917
	Starbucks Corp.	2.450%	6/15/26	10,991	9,872
	Starbucks Corp.	3.500%	3/1/28	6,860	6,535
	Starbucks Corp.	4.000%	11/15/28	7,225	7,128
	Starbucks Corp.	4.300%	6/15/45	3,631	3,283
	Starbucks Corp.	3.750%	12/1/47	6,925	5,762
	Starbucks Corp.	4.500%	11/15/48	6,375	5,964
	Tapestry Inc.	3.000%	7/15/22	3,744	3,593
	Tapestry Inc.	4.250%	4/1/25	5,455	5,239
	Tapestry Inc.	4.125%	7/15/27	7,225	6,702
	Target Corp.	3.875%	7/15/20	4,858	4,928
	Target Corp.	2.900%	1/15/22	9,417	9,388
	Target Corp.	3.500%	7/1/24	9,655	9,675
	Target Corp.	2.500%	4/15/26	8,568	7,997
	Target Corp.	6.350%	11/1/32	5,291	6,509
	Target Corp.	6.500%	10/15/37	5,137	6,303
	Target Corp.	7.000%	1/15/38	5,545	7,287
	Target Corp.	4.000%	7/1/42	14,827	14,009
	Target Corp.	3.625%	4/15/46	10,225	8,972
	Target Corp.	3.900%	11/15/47	13,125	12,137
	TJX Cos. Inc.	2.750%	6/15/21	10,600	10,496
	TJX Cos. Inc.	2.500%	5/15/23	2,650	2,572
	TJX Cos. Inc.	2.250%	9/15/26	17,585	15,916
	Toyota Motor Corp.	3.183%	7/20/21	6,900	6,935
	Toyota Motor Corp.	3.419%	7/20/23	11,275	11,287
	Toyota Motor Corp.	3.669%	7/20/28	5,600	5,696
	Toyota Motor Credit Corp.	2.200%	1/10/20	2,725	2,701
	Toyota Motor Credit Corp.	2.150%	3/12/20	18,550	18,344
	Toyota Motor Credit Corp.	1.950%	4/17/20	7,500	7,392
	Toyota Motor Credit Corp.	4.500%	6/17/20	8,010	8,177
	Toyota Motor Credit Corp.	4.250%	1/11/21	2,575	2,630
	Toyota Motor Credit Corp.	1.900%	4/8/21	16,200	15,821
	Toyota Motor Credit Corp.	2.950%	4/13/21	14,900	14,894
	Toyota Motor Credit Corp.	2.750%	5/17/21	7,375	7,305
	Toyota Motor Credit Corp.	3.400%	9/15/21	10,696	10,724
	Toyota Motor Credit Corp.	2.600%	1/11/22	11,850	11,663
	Toyota Motor Credit Corp.	3.300%	1/12/22	15,936	15,985
	Toyota Motor Credit Corp.	2.800%	7/13/22	3,283	3,227
	Toyota Motor Credit Corp.	2.150%	9/8/22	15,685	15,058
	Toyota Motor Credit Corp.	2.625%	1/10/23	8,855	8,592
	Toyota Motor Credit Corp.	2.700%	1/11/23	6,000	5,827
	Toyota Motor Credit Corp.	2.250%	10/18/23	5,000	4,717
	Toyota Motor Credit Corp.	2.900%	4/17/24	10,200	9,900
	Toyota Motor Credit Corp.	3.400%	4/14/25	10,915	10,851
	Toyota Motor Credit Corp.	3.200%	1/11/27	7,484	7,273
	Toyota Motor Credit Corp.	3.050%	1/11/28	6,075	5,852
	VF Corp.	3.500%	9/1/21	5,550	5,546

73

Vanguard® Total Bond Market Index Fund

Schedule of Investments

December 31, 2018

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
VF Corp.	6.450%	11/1/37	5,194	6,525
Visa Inc.	2.200%	12/14/20	34,875	34,495
Visa Inc.	2.150%	9/15/22	5,829	5,621
Visa Inc.	2.800%	12/14/22	31,856	31,459
Visa Inc.	3.150%	12/14/25	53,677	52,764
Visa Inc.	2.750%	9/15/27	7,778	7,357
Visa Inc.	4.150%	12/14/35	17,517	18,114
Visa Inc.	4.300%	12/14/45	38,235	39,451
Visa Inc.	3.650%	9/15/47	7,375	6,888
Wal-Mart Stores Inc.	4.750%	10/2/43	11,932	12,967
Walgreen Co.	3.100%	9/15/22	12,647	12,298
Walgreen Co.	4.400%	9/15/42	9,099	8,019
Walgreens Boots Alliance Inc.	3.300%	11/18/21	12,535	12,464
Walgreens Boots Alliance Inc.	3.800%	11/18/24	24,231	23,857
Walgreens Boots Alliance Inc.	3.450%	6/1/26	20,555	19,261
Walgreens Boots Alliance Inc.	4.500%	11/18/34	3,370	3,221
Walgreens Boots Alliance Inc.	4.800%	11/18/44	14,599	13,454
Walgreens Boots Alliance Inc.	4.650%	6/1/46	5,791	5,185
Walmart Inc.	2.850%	6/23/20	17,900	17,910
Walmart Inc.	3.250%	10/25/20	28,136	28,367
Walmart Inc.	1.900%	12/15/20	33,107	32,551
Walmart Inc.	3.125%	6/23/21	15,925	16,033
Walmart Inc.	2.350%	12/15/22	27,510	26,681
Walmart Inc.	2.550%	4/11/23	23,785	23,137
Walmart Inc.	3.400%	6/26/23	12,000	12,126
Walmart Inc.	3.300%	4/22/24	18,123	18,133
Walmart Inc.	2.650%	12/15/24	16,905	16,335
Walmart Inc.	3.550%	6/26/25	23,175	23,368
Walmart Inc.	5.875%	4/5/27	13,340	15,360
Walmart Inc.	3.700%	6/26/28	18,055	18,248
Walmart Inc.	7.550%	2/15/30	6,755	9,059
Walmart Inc.	5.250%	9/1/35	16,374	18,859
Walmart Inc.	6.200%	4/15/38	8,779	11,283
Walmart Inc.	3.950%	6/28/38	15,475	15,405
Walmart Inc.	5.625%	4/1/40	6,470	7,743
Walmart Inc.	4.875%	7/8/40	6,015	6,683
Walmart Inc.	5.000%	10/25/40	2,765	3,141
Walmart Inc.	5.625%	4/15/41	11,436	13,790
Walmart Inc.	4.000%	4/11/43	11,787	11,529
Walmart Inc.	4.300%	4/22/44	7,203	7,310
Walmart Inc.	3.625%	12/15/47	6,515	6,063
Walmart Inc.	4.050%	6/29/48	22,050	21,923
Western Union Co.	5.253%	4/1/20	3,951	4,009
Western Union Co.	3.600%	3/15/22	12,100	12,035
Western Union Co.	6.200%	11/17/36	3,908	3,803
Western Union Co.	6.200%	6/21/40	3,400	3,130
Consumer Noncyclical (4.2%)
Abbott Laboratories	2.800%	9/15/20	5,650	5,604
Abbott Laboratories	2.900%	11/30/21	31,725	31,385
Abbott Laboratories	2.550%	3/15/22	8,100	7,891
Abbott Laboratories	3.400%	11/30/23	20,743	20,624
Abbott Laboratories	2.950%	3/15/25	4,485	4,291
Abbott Laboratories	3.875%	9/15/25	4,695	4,706
Abbott Laboratories	3.750%	11/30/26	23,225	22,933
Abbott Laboratories	4.750%	11/30/36	22,965	24,000
Abbott Laboratories	6.150%	11/30/37	5,641	6,839
Abbott Laboratories	6.000%	4/1/39	1,650	1,927
Abbott Laboratories	5.300%	5/27/40	2,704	2,935
Abbott Laboratories	4.750%	4/15/43	12,775	13,140
Abbott Laboratories	4.900%	11/30/46	36,910	38,796
AbbVie Inc.	2.500%	5/14/20	42,668	42,210
AbbVie Inc.	2.300%	5/14/21	22,660	22,098
AbbVie Inc.	3.375%	11/14/21	10,000	9,993

74

Vanguard® Total Bond Market Index Fund

Schedule of Investments

December 31, 2018

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
AbbVie Inc.	2.900%	11/6/22	32,700	31,716
AbbVie Inc.	3.200%	11/6/22	22,892	22,543
AbbVie Inc.	2.850%	5/14/23	13,325	12,795
AbbVie Inc.	3.750%	11/14/23	14,000	13,920
AbbVie Inc.	3.600%	5/14/25	40,465	38,866
AbbVie Inc.	3.200%	5/14/26	20,792	19,204
AbbVie Inc.	4.250%	11/14/28	18,725	18,228
AbbVie Inc.	4.500%	5/14/35	22,808	21,124
AbbVie Inc.	4.300%	5/14/36	12,106	10,981
AbbVie Inc.	4.400%	11/6/42	27,956	24,593
AbbVie Inc.	4.700%	5/14/45	32,792	29,780
AbbVie Inc.	4.450%	5/14/46	28,122	24,711
AbbVie Inc.	4.875%	11/14/48	12,975	12,143
Actavis Inc.	3.250%	10/1/22	18,857	18,383
Advocate Health & Hospitals Corp.	3.829%	8/15/28	2,725	2,812
Advocate Health & Hospitals Corp.	4.272%	8/15/48	4,925	4,940
Agilent Technologies Inc.	5.000%	7/15/20	8,405	8,624
Agilent Technologies Inc.	3.200%	10/1/22	6,150	6,010
Agilent Technologies Inc.	3.875%	7/15/23	6,606	6,641
Agilent Technologies Inc.	3.050%	9/22/26	5,775	5,397
Ahold Finance USA LLC	6.875%	5/1/29	855	1,014
AHS Hospital Corp.	5.024%	7/1/45	4,450	4,931
Allergan Finance LLC	4.625%	10/1/42	6,759	6,212
Allergan Funding SCS	3.000%	3/12/20	24,296	24,201
Allergan Funding SCS	3.450%	3/15/22	26,959	26,590
Allergan Funding SCS	3.850%	6/15/24	14,471	14,292
Allergan Funding SCS	3.800%	3/15/25	46,654	45,570
Allergan Funding SCS	4.550%	3/15/35	28,725	27,356
Allergan Funding SCS	4.850%	6/15/44	13,114	12,433
Allergan Inc.	3.375%	9/15/20	7,485	7,471
Allergan Inc.	2.800%	3/15/23	3,940	3,724
Altria Group Inc.	2.625%	1/14/20	10,718	10,619
Altria Group Inc.	4.750%	5/5/21	16,107	16,431
Altria Group Inc.	2.850%	8/9/22	8,270	7,941
Altria Group Inc.	2.950%	5/2/23	9,840	9,336
Altria Group Inc.	4.000%	1/31/24	12,162	11,953
Altria Group Inc.	2.625%	9/16/26	3,285	2,840
Altria Group Inc.	4.250%	8/9/42	12,174	9,853
Altria Group Inc.	4.500%	5/2/43	11,617	9,682
Altria Group Inc.	5.375%	1/31/44	19,337	18,076
Altria Group Inc.	3.875%	9/16/46	11,267	8,633
AmerisourceBergen Corp.	3.500%	11/15/21	8,497	8,502
AmerisourceBergen Corp.	3.400%	5/15/24	6,387	6,234
AmerisourceBergen Corp.	3.250%	3/1/25	4,855	4,628
AmerisourceBergen Corp.	3.450%	12/15/27	6,850	6,346
AmerisourceBergen Corp.	4.250%	3/1/45	4,609	3,949
AmerisourceBergen Corp.	4.300%	12/15/47	9,456	8,236
Amgen Inc.	2.125%	5/1/20	12,060	11,900
Amgen Inc.	2.200%	5/11/20	12,750	12,582
Amgen Inc.	3.450%	10/1/20	2,266	2,273
Amgen Inc.	4.100%	6/15/21	13,330	13,582
Amgen Inc.	1.850%	8/19/21	8,341	8,041
Amgen Inc.	3.875%	11/15/21	8,830	8,944
Amgen Inc.	2.700%	5/1/22	5,370	5,227
Amgen Inc.	2.650%	5/11/22	6,461	6,305
Amgen Inc.	3.625%	5/15/22	16,679	16,672
Amgen Inc.	2.250%	8/19/23	15,000	14,163
Amgen Inc.	3.625%	5/22/24	16,055	15,990
Amgen Inc.	3.125%	5/1/25	9,132	8,750
Amgen Inc.	2.600%	8/19/26	18,995	17,266
Amgen Inc.	3.200%	11/2/27	6,790	6,357
Amgen Inc.	4.950%	10/1/41	6,425	6,447
Amgen Inc.	5.150%	11/15/41	4,765	4,923
Amgen Inc.	4.400%	5/1/45	25,392	23,634

75

Vanguard® Total Bond Market Index Fund

Schedule of Investments

December 31, 2018

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Amgen Inc.	4.563%	6/15/48	26,291	25,259
	Amgen Inc.	4.663%	6/15/51	31,203	29,457
10	Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide Inc.	3.650%	2/1/26	135,097	127,680
10	Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide Inc.	4.700%	2/1/36	69,256	64,395
10	Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide Inc.	4.900%	2/1/46	136,214	126,561
	Anheuser-Busch InBev Finance Inc.	2.650%	2/1/21	52,251	51,368
	Anheuser-Busch InBev Finance Inc.	2.625%	1/17/23	33,385	31,763
	Anheuser-Busch InBev Finance Inc.	3.300%	2/1/23	56,863	55,299
	Anheuser-Busch InBev Finance Inc.	3.700%	2/1/24	8,715	8,522
	Anheuser-Busch InBev Finance Inc.	4.000%	1/17/43	16,144	13,151
	Anheuser-Busch InBev Finance Inc.	4.625%	2/1/44	8,816	7,857
	Anheuser-Busch InBev Worldwide Inc.	4.375%	2/15/21	5,399	5,474
	Anheuser-Busch InBev Worldwide Inc.	3.750%	1/15/22	4,376	4,381
	Anheuser-Busch InBev Worldwide Inc.	2.500%	7/15/22	31,730	30,411
	Anheuser-Busch InBev Worldwide Inc.	3.500%	1/12/24	16,250	15,748
	Anheuser-Busch InBev Worldwide Inc.	4.000%	4/13/28	20,679	19,771
	Anheuser-Busch InBev Worldwide Inc.	4.375%	4/15/38	16,310	14,566
	Anheuser-Busch InBev Worldwide Inc.	8.200%	1/15/39	3,368	4,340
	Anheuser-Busch InBev Worldwide Inc.	4.950%	1/15/42	19,136	17,880
	Anheuser-Busch InBev Worldwide Inc.	3.750%	7/15/42	20,667	16,168
	Anheuser-Busch InBev Worldwide Inc.	4.600%	4/15/48	28,060	25,216
	Anheuser-Busch InBev Worldwide Inc.	4.439%	10/6/48	26,586	22,600
	Anheuser-Busch InBev Worldwide Inc.	4.750%	4/15/58	6,325	5,489
	Archer-Daniels-Midland Co.	4.479%	3/1/21	5,218	5,368
	Archer-Daniels-Midland Co.	3.375%	3/15/22	6,500	6,533
	Archer-Daniels-Midland Co.	2.500%	8/11/26	10,752	9,852
	Archer-Daniels-Midland Co.	5.935%	10/1/32	3,305	3,833
	Archer-Daniels-Midland Co.	5.375%	9/15/35	1,863	2,111
	Archer-Daniels-Midland Co.	4.535%	3/26/42	3,700	3,775
	Archer-Daniels-Midland Co.	4.016%	4/16/43	7,469	7,061
	Archer-Daniels-Midland Co.	3.750%	9/15/47	6,325	5,664
	Archer-Daniels-Midland Co.	4.500%	3/15/49	5,750	5,903
	Ascension Health	3.945%	11/15/46	3,100	2,994
5	Ascension Health	4.847%	11/15/53	7,500	8,183
	AstraZeneca plc	2.375%	11/16/20	17,185	16,877
	AstraZeneca plc	2.375%	6/12/22	10,125	9,721
	AstraZeneca plc	3.500%	8/17/23	9,625	9,505
	AstraZeneca plc	3.375%	11/16/25	19,100	18,449
	AstraZeneca plc	3.125%	6/12/27	6,700	6,240
	AstraZeneca plc	4.000%	1/17/29	10,000	9,912
	AstraZeneca plc	6.450%	9/15/37	24,319	29,129
	AstraZeneca plc	4.000%	9/18/42	10,586	9,546
	AstraZeneca plc	4.375%	11/16/45	10,864	10,295
	AstraZeneca plc	4.375%	8/17/48	10,250	9,737
	BAT Capital Corp.	2.297%	8/14/20	27,950	27,225
	BAT Capital Corp.	2.764%	8/15/22	26,100	24,671
	BAT Capital Corp.	3.222%	8/15/24	26,300	24,221
	BAT Capital Corp.	3.557%	8/15/27	40,850	36,245
	BAT Capital Corp.	4.390%	8/15/37	29,625	24,345
	BAT Capital Corp.	4.540%	8/15/47	19,400	15,546
	Baxalta Inc.	2.875%	6/23/20	2,938	2,910
	Baxalta Inc.	3.600%	6/23/22	1,627	1,629
	Baxalta Inc.	4.000%	6/23/25	5,686	5,526
	Baxalta Inc.	5.250%	6/23/45	3,411	3,503
	Baxter International Inc.	1.700%	8/15/21	7,350	7,049
	Baxter International Inc.	2.600%	8/15/26	5,125	4,681
	Baxter International Inc.	3.500%	8/15/46	5,100	4,295
	Baylor Scott & White Holdings	4.185%	11/15/45	6,360	6,280
	Beam Suntory Inc.	3.250%	5/15/22	2,050	2,026
	Beam Suntory Inc.	3.250%	6/15/23	1,050	1,004
	Becton Dickinson & Co.	2.404%	6/5/20	10,125	9,979

76

Vanguard® Total Bond Market Index Fund

Schedule of Investments

December 31, 2018

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Becton Dickinson & Co.	3.250%	11/12/20	6,349	6,322
	Becton Dickinson & Co.	3.125%	11/8/21	10,218	10,058
	Becton Dickinson & Co.	2.894%	6/6/22	19,255	18,647
	Becton Dickinson & Co.	3.300%	3/1/23	2,700	2,648
	Becton Dickinson & Co.	3.875%	5/15/24	100	99
	Becton Dickinson & Co.	3.363%	6/6/24	16,450	15,743
	Becton Dickinson & Co.	3.734%	12/15/24	13,737	13,250
	Becton Dickinson & Co.	6.700%	12/1/26	3,450	3,991
	Becton Dickinson & Co.	3.700%	6/6/27	25,675	24,271
	Becton Dickinson & Co.	4.875%	5/15/44	3,575	3,391
	Becton Dickinson & Co.	4.685%	12/15/44	14,850	14,104
	Becton Dickinson & Co.	4.669%	6/6/47	9,850	9,281
	Becton Dickinson and Co.	5.000%	11/12/40	5,310	5,203
	Bestfoods	7.250%	12/15/26	250	312
	Bio-Rad Laboratories Inc.	4.875%	12/15/20	3,450	3,550
	Biogen Inc.	2.900%	9/15/20	22,181	22,027
	Biogen Inc.	3.625%	9/15/22	10,379	10,403
	Biogen Inc.	4.050%	9/15/25	21,850	21,677
	Biogen Inc.	5.200%	9/15/45	23,056	23,717
	Boston Children’s Hospital Corp. Revenue	4.115%	1/1/47	2,300	2,259
	Boston Scientific Corp.	6.000%	1/15/20	10,303	10,545
	Boston Scientific Corp.	3.375%	5/15/22	3,425	3,402
	Boston Scientific Corp.	4.125%	10/1/23	4,975	5,077
	Boston Scientific Corp.	3.850%	5/15/25	7,125	7,004
	Boston Scientific Corp.	4.000%	3/1/28	11,000	10,658
	Boston Scientific Corp.	7.000%	11/15/35	6,095	7,630
	Boston Scientific Corp.	7.375%	1/15/40	1,415	1,829
	Bristol-Myers Squibb Co.	2.000%	8/1/22	13,015	12,500
	Bristol-Myers Squibb Co.	7.150%	6/15/23	400	464
	Bristol-Myers Squibb Co.	3.250%	11/1/23	4,200	4,191
	Bristol-Myers Squibb Co.	3.250%	8/1/42	7,021	6,179
	Bristol-Myers Squibb Co.	4.500%	3/1/44	5,925	6,291
	Brown-Forman Corp.	3.500%	4/15/25	4,000	3,967
	Brown-Forman Corp.	4.500%	7/15/45	5,348	5,689
	Bunge Ltd. Finance Corp.	3.500%	11/24/20	3,550	3,536
	Bunge Ltd. Finance Corp.	3.000%	9/25/22	10,250	9,803
	Bunge Ltd. Finance Corp.	4.350%	3/15/24	8,000	7,906
	Bunge Ltd. Finance Corp.	3.250%	8/15/26	5,840	5,065
	Bunge Ltd. Finance Corp.	3.750%	9/25/27	8,750	7,736
	Campbell Soup Co.	3.300%	3/15/21	6,750	6,709
	Campbell Soup Co.	4.250%	4/15/21	1,641	1,662
	Campbell Soup Co.	2.500%	8/2/22	1,514	1,428
	Campbell Soup Co.	3.650%	3/15/23	17,990	17,499
	Campbell Soup Co.	3.950%	3/15/25	17,575	16,794
	Campbell Soup Co.	3.300%	3/19/25	3,225	2,917
	Campbell Soup Co.	4.150%	3/15/28	12,750	11,872
	Campbell Soup Co.	3.800%	8/2/42	3,528	2,575
	Campbell Soup Co.	4.800%	3/15/48	8,435	7,166
	Cardinal Health Inc.	4.625%	12/15/20	12,165	12,370
	Cardinal Health Inc.	2.616%	6/15/22	12,530	12,071
	Cardinal Health Inc.	3.200%	6/15/22	3,350	3,274
	Cardinal Health Inc.	3.200%	3/15/23	5,875	5,722
	Cardinal Health Inc.	3.079%	6/15/24	8,230	7,686
	Cardinal Health Inc.	3.500%	11/15/24	1,010	966
	Cardinal Health Inc.	3.750%	9/15/25	4,350	4,215
	Cardinal Health Inc.	3.410%	6/15/27	13,474	12,250
	Cardinal Health Inc.	4.600%	3/15/43	3,715	3,202
	Cardinal Health Inc.	4.500%	11/15/44	4,010	3,419
	Cardinal Health Inc.	4.900%	9/15/45	4,170	3,776
	Cardinal Health Inc.	4.368%	6/15/47	6,450	5,444
	Catholic Health Initiatives Colorado GO	2.950%	11/1/22	4,987	4,832
5	Catholic Health Initiatives Colorado GO	4.350%	11/1/42	9,050	8,204
	Celgene Corp.	2.875%	8/15/20	16,093	15,921
	Celgene Corp.	3.950%	10/15/20	14,116	14,232

77

Vanguard® Total Bond Market Index Fund

Schedule of Investments

December 31, 2018

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Celgene Corp.	2.875%	2/19/21	2,375	2,345
Celgene Corp.	2.250%	8/15/21	4,000	3,871
Celgene Corp.	3.250%	8/15/22	13,300	13,029
Celgene Corp.	3.550%	8/15/22	6,555	6,487
Celgene Corp.	2.750%	2/15/23	7,550	7,229
Celgene Corp.	3.250%	2/20/23	7,355	7,191
Celgene Corp.	4.000%	8/15/23	5,395	5,404
Celgene Corp.	3.625%	5/15/24	17,418	17,008
Celgene Corp.	3.875%	8/15/25	28,443	27,393
Celgene Corp.	3.450%	11/15/27	8,687	7,874
Celgene Corp.	3.900%	2/20/28	20,201	18,917
Celgene Corp.	5.700%	10/15/40	4,725	4,927
Celgene Corp.	5.250%	8/15/43	5,745	5,587
Celgene Corp.	4.625%	5/15/44	9,939	8,789
Celgene Corp.	5.000%	8/15/45	21,472	19,856
Celgene Corp.	4.350%	11/15/47	14,783	12,330
Celgene Corp.	4.550%	2/20/48	16,075	14,008
Children’s Hospital Medical Center Ohio GO	4.268%	5/15/44	2,100	2,141
CHRISTUS Health	4.341%	7/1/28	6,750	6,868
Church & Dwight Co. Inc.	2.450%	8/1/22	1,800	1,725
Church & Dwight Co. Inc.	3.150%	8/1/27	5,350	4,991
Church & Dwight Co. Inc.	3.950%	8/1/47	4,125	3,729
City of Hope	5.623%	11/15/43	2,040	2,349
City of Hope	4.378%	8/15/48	9,875	9,578
Cleveland Clinic Foundation Ohio Revenue	4.858%	1/1/14	4,285	4,387
Clorox Co.	3.800%	11/15/21	1,750	1,773
Clorox Co.	3.050%	9/15/22	6,422	6,325
Clorox Co.	3.500%	12/15/24	6,250	6,217
Clorox Co.	3.100%	10/1/27	3,597	3,391
Clorox Co.	3.900%	5/15/28	7,500	7,508
Coca-Cola Co.	1.875%	10/27/20	10,175	9,992
Coca-Cola Co.	2.450%	11/1/20	15,670	15,542
Coca-Cola Co.	3.150%	11/15/20	8,864	8,893
Coca-Cola Co.	1.550%	9/1/21	10,325	9,981
Coca-Cola Co.	3.300%	9/1/21	7,227	7,302
Coca-Cola Co.	2.200%	5/25/22	5,447	5,282
Coca-Cola Co.	2.500%	4/1/23	3,309	3,223
Coca-Cola Co.	3.200%	11/1/23	14,859	14,886
Coca-Cola Co.	2.875%	10/27/25	18,115	17,448
Coca-Cola Co.	2.550%	6/1/26	5,100	4,781
Coca-Cola Co.	2.250%	9/1/26	13,000	11,878
Coca-Cola Co.	2.900%	5/25/27	8,500	8,110
Coca-Cola Consolidated Inc.	3.800%	11/25/25	8,300	8,183
Coca-Cola European Partners plc	3.500%	9/15/20	6,450	6,436
Coca-Cola European Partners plc	3.250%	8/19/21	1,575	1,561
Coca-Cola Femsa SAB de CV	4.625%	2/15/20	1,302	1,322
Coca-Cola Femsa SAB de CV	3.875%	11/26/23	9,600	9,599
Coca-Cola Femsa SAB de CV	5.250%	11/26/43	12,325	13,293
Colgate-Palmolive Co.	2.450%	11/15/21	2,700	2,651
Colgate-Palmolive Co.	2.300%	5/3/22	7,210	7,027
Colgate-Palmolive Co.	2.250%	11/15/22	4,350	4,209
Colgate-Palmolive Co.	1.950%	2/1/23	10,000	9,537
Colgate-Palmolive Co.	2.100%	5/1/23	5,008	4,789
Colgate-Palmolive Co.	3.250%	3/15/24	5,050	5,067
Colgate-Palmolive Co.	4.000%	8/15/45	6,142	6,138
Colgate-Palmolive Co.	3.700%	8/1/47	6,900	6,579
Conagra Brands Inc.	3.800%	10/22/21	4,000	3,991
Conagra Brands Inc.	3.250%	9/15/22	9,012	8,749
Conagra Brands Inc.	3.200%	1/25/23	8,191	7,930
Conagra Brands Inc.	4.300%	5/1/24	11,000	10,914
Conagra Brands Inc.	7.000%	10/1/28	1,070	1,216
Conagra Brands Inc.	4.850%	11/1/28	16,125	15,803
Conagra Brands Inc.	8.250%	9/15/30	5,599	7,163
Conagra Brands Inc.	5.300%	11/1/38	11,050	10,420

78

Vanguard® Total Bond Market Index Fund

Schedule of Investments

December 31, 2018

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Conagra Brands Inc.	5.400%	11/1/48	10,725	9,834
Constellation Brands Inc.	2.250%	11/6/20	10,250	10,032
Constellation Brands Inc.	3.750%	5/1/21	5,380	5,422
Constellation Brands Inc.	2.700%	5/9/22	8,350	8,023
Constellation Brands Inc.	2.650%	11/7/22	13,000	12,399
Constellation Brands Inc.	3.200%	2/15/23	8,250	7,993
Constellation Brands Inc.	4.250%	5/1/23	18,490	18,680
Constellation Brands Inc.	4.750%	11/15/24	8,760	9,035
Constellation Brands Inc.	4.400%	11/15/25	5,500	5,552
Constellation Brands Inc.	4.750%	12/1/25	3,800	3,872
Constellation Brands Inc.	3.700%	12/6/26	7,840	7,403
Constellation Brands Inc.	3.500%	5/9/27	5,400	5,061
Constellation Brands Inc.	3.600%	2/15/28	11,000	10,122
Constellation Brands Inc.	4.650%	11/15/28	5,050	5,055
Constellation Brands Inc.	4.500%	5/9/47	4,750	4,362
Constellation Brands Inc.	4.100%	2/15/48	8,880	7,453
Constellation Brands Inc.	5.250%	11/15/48	6,875	6,915
Covidien International Finance SA	4.200%	6/15/20	6,429	6,530
Covidien International Finance SA	3.200%	6/15/22	15,950	15,911
CVS Health Corp.	3.125%	3/9/20	26,000	25,965
CVS Health Corp.	2.800%	7/20/20	26,355	26,110
CVS Health Corp.	3.350%	3/9/21	33,100	32,955
CVS Health Corp.	2.125%	6/1/21	20,025	19,314
CVS Health Corp.	3.500%	7/20/22	16,250	16,107
CVS Health Corp.	2.750%	12/1/22	15,530	14,824
CVS Health Corp.	4.750%	12/1/22	5,000	5,133
CVS Health Corp.	3.700%	3/9/23	43,305	42,811
CVS Health Corp.	4.000%	12/5/23	10,086	10,078
CVS Health Corp.	3.375%	8/12/24	13,185	12,584
CVS Health Corp.	4.100%	3/25/25	53,765	53,293
CVS Health Corp.	3.875%	7/20/25	46,354	44,992
CVS Health Corp.	2.875%	6/1/26	22,775	20,671
CVS Health Corp.	4.300%	3/25/28	101,615	99,442
CVS Health Corp.	4.875%	7/20/35	8,050	7,744
CVS Health Corp.	4.780%	3/25/38	31,875	30,441
CVS Health Corp.	6.125%	9/15/39	4,307	4,621
CVS Health Corp.	5.300%	12/5/43	17,400	17,601
CVS Health Corp.	5.125%	7/20/45	38,045	37,329
CVS Health Corp.	5.050%	3/25/48	93,050	90,673
Danaher Corp.	2.400%	9/15/20	4,999	4,941
Danaher Corp.	3.350%	9/15/25	5,550	5,443
Danaher Corp.	4.375%	9/15/45	4,623	4,825
Dartmouth-Hitchcock Health	4.178%	8/1/48	4,600	4,481
Delhaize America LLC	9.000%	4/15/31	4,305	5,853
Diageo Capital plc	3.000%	5/18/20	295	295
Diageo Capital plc	4.828%	7/15/20	5,951	6,104
Diageo Capital plc	2.625%	4/29/23	12,676	12,285
Diageo Capital plc	3.500%	9/18/23	270	271
Diageo Capital plc	3.875%	5/18/28	3,500	3,544
Diageo Capital plc	5.875%	9/30/36	2,872	3,453
Diageo Capital plc	3.875%	4/29/43	5,866	5,806
Diageo Investment Corp.	2.875%	5/11/22	16,025	15,846
Diageo Investment Corp.	7.450%	4/15/35	1,450	2,001
Diageo Investment Corp.	4.250%	5/11/42	4,747	4,824
Dignity Health California GO	3.125%	11/1/22	2,000	1,987
Dignity Health California GO	3.812%	11/1/24	4,675	4,654
Dignity Health California GO	4.500%	11/1/42	6,025	5,783
Dignity Health California GO	5.267%	11/1/64	2,075	2,058
Duke University Health System Inc.	3.920%	6/1/47	6,005	5,880
Edwards Lifesciences Corp.	4.300%	6/15/28	3,625	3,632
Eli Lilly & Co.	2.350%	5/15/22	1,750	1,717
Eli Lilly & Co.	2.750%	6/1/25	12,515	11,990
Eli Lilly & Co.	3.100%	5/15/27	6,225	6,008
Eli Lilly & Co.	5.550%	3/15/37	4,194	4,866

79

Vanguard® Total Bond Market Index Fund

Schedule of Investments

December 31, 2018

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Eli Lilly & Co.	3.700%	3/1/45	10,492	9,721
Eli Lilly & Co.	3.950%	5/15/47	6,413	6,269
Estee Lauder Cos. Inc.	1.800%	2/7/20	8,000	7,893
Estee Lauder Cos. Inc.	1.700%	5/10/21	5,195	5,040
Estee Lauder Cos. Inc.	3.150%	3/15/27	7,025	6,760
Estee Lauder Cos. Inc.	6.000%	5/15/37	3,212	3,978
Estee Lauder Cos. Inc.	4.375%	6/15/45	5,443	5,644
Estee Lauder Cos. Inc.	4.150%	3/15/47	7,625	7,582
Express Scripts Holding Co.	2.600%	11/30/20	8,000	7,846
Express Scripts Holding Co.	3.300%	2/25/21	20,750	20,622
Express Scripts Holding Co.	4.750%	11/15/21	15,223	15,650
Express Scripts Holding Co.	3.900%	2/15/22	17,807	17,797
Express Scripts Holding Co.	3.050%	11/30/22	9,500	9,204
Express Scripts Holding Co.	3.000%	7/15/23	19,967	19,172
Express Scripts Holding Co.	3.500%	6/15/24	5,387	5,183
Express Scripts Holding Co.	4.500%	2/25/26	21,774	21,911
Express Scripts Holding Co.	3.400%	3/1/27	18,480	17,096
Express Scripts Holding Co.	6.125%	11/15/41	5,094	5,776
Express Scripts Holding Co.	4.800%	7/15/46	20,430	19,663
Flowers Foods Inc.	4.375%	4/1/22	6,575	6,649
Flowers Foods Inc.	3.500%	10/1/26	4,275	4,072
Fomento Economico Mexicano SAB de CV	2.875%	5/10/23	1,160	1,106
Fomento Economico Mexicano SAB de CV	4.375%	5/10/43	3,565	3,402
Genentech Inc.	5.250%	7/15/35	175	200
General Mills Inc.	3.150%	12/15/21	10,578	10,504
General Mills Inc.	2.600%	10/12/22	6,455	6,196
General Mills Inc.	3.700%	10/17/23	17,700	17,609
General Mills Inc.	3.650%	2/15/24	250	246
General Mills Inc.	4.000%	4/17/25	150	148
General Mills Inc.	3.200%	2/10/27	6,575	5,968
General Mills Inc.	4.200%	4/17/28	14,096	13,823
General Mills Inc.	4.550%	4/17/38	5,550	5,048
General Mills Inc.	5.400%	6/15/40	4,150	4,143
General Mills Inc.	4.150%	2/15/43	2,575	2,176
General Mills Inc.	4.700%	4/17/48	10,100	9,128
Gilead Sciences Inc.	2.350%	2/1/20	3,146	3,112
Gilead Sciences Inc.	2.550%	9/1/20	20,736	20,566
Gilead Sciences Inc.	4.500%	4/1/21	11,061	11,367
Gilead Sciences Inc.	4.400%	12/1/21	22,084	22,790
Gilead Sciences Inc.	1.950%	3/1/22	4,750	4,563
Gilead Sciences Inc.	3.250%	9/1/22	7,875	7,843
Gilead Sciences Inc.	2.500%	9/1/23	14,372	13,784
Gilead Sciences Inc.	3.700%	4/1/24	32,100	31,875
Gilead Sciences Inc.	3.500%	2/1/25	12,405	12,069
Gilead Sciences Inc.	3.650%	3/1/26	30,955	30,368
Gilead Sciences Inc.	2.950%	3/1/27	13,681	12,756
Gilead Sciences Inc.	4.600%	9/1/35	10,929	10,974
Gilead Sciences Inc.	4.000%	9/1/36	6,032	5,533
Gilead Sciences Inc.	5.650%	12/1/41	11,543	12,703
Gilead Sciences Inc.	4.800%	4/1/44	19,444	19,603
Gilead Sciences Inc.	4.500%	2/1/45	18,774	17,984
Gilead Sciences Inc.	4.750%	3/1/46	23,645	23,559
Gilead Sciences Inc.	4.150%	3/1/47	25,151	23,201
GlaxoSmithKline Capital Inc.	2.800%	3/18/23	9,745	9,548
GlaxoSmithKline Capital Inc.	3.375%	5/15/23	14,700	14,734
GlaxoSmithKline Capital Inc.	3.625%	5/15/25	15,250	15,327
GlaxoSmithKline Capital Inc.	3.875%	5/15/28	21,225	21,540
GlaxoSmithKline Capital Inc.	5.375%	4/15/34	453	504
GlaxoSmithKline Capital Inc.	6.375%	5/15/38	30,933	39,211
GlaxoSmithKline Capital Inc.	4.200%	3/18/43	3,225	3,238
GlaxoSmithKline Capital plc	3.125%	5/14/21	20,200	20,198
GlaxoSmithKline Capital plc	2.850%	5/8/22	10,756	10,601
Hackensack Meridian Health Inc.	4.500%	7/1/57	3,050	3,221
Hackensack Meridian Health Inc.	4.211%	7/1/48	6,225	6,215

80

Vanguard® Total Bond Market Index Fund

Schedule of Investments

December 31, 2018

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Hasbro Inc.	3.150%	5/15/21	1,590	1,584
	Hasbro Inc.	6.350%	3/15/40	4,026	4,241
	Hasbro Inc.	5.100%	5/15/44	6,520	5,843
	Hershey Co.	2.900%	5/15/20	3,950	3,942
	Hershey Co.	4.125%	12/1/20	6,295	6,425
	Hershey Co.	3.100%	5/15/21	7,275	7,290
	Hershey Co.	2.625%	5/1/23	7,400	7,203
	Hershey Co.	3.375%	5/15/23	9,600	9,649
	Hershey Co.	3.200%	8/21/25	3,870	3,805
	Hershey Co.	2.300%	8/15/26	5,575	5,094
	Hillshire Brands Co.	4.100%	9/15/20	2,002	2,016
	Indiana University Health Inc. Obligated Group	3.970%	11/1/48	6,250	6,238
	Ingredion Inc.	4.625%	11/1/20	1,085	1,107
	Ingredion Inc.	3.200%	10/1/26	5,485	5,085
	JM Smucker Co.	2.500%	3/15/20	10,450	10,350
	JM Smucker Co.	3.500%	10/15/21	7,125	7,155
	JM Smucker Co.	3.000%	3/15/22	2,870	2,826
	JM Smucker Co.	3.500%	3/15/25	7,445	7,149
	JM Smucker Co.	3.375%	12/15/27	11,150	10,315
	JM Smucker Co.	4.250%	3/15/35	5,800	5,318
	JM Smucker Co.	4.375%	3/15/45	7,125	6,341
	Johns Hopkins Health System Corp.	3.837%	5/15/46	4,825	4,715
	Johnson & Johnson	2.950%	9/1/20	4,146	4,143
	Johnson & Johnson	1.950%	11/10/20	3,150	3,101
	Johnson & Johnson	1.650%	3/1/21	14,430	14,070
	Johnson & Johnson	2.450%	12/5/21	6,950	6,867
	Johnson & Johnson	2.250%	3/3/22	12,343	12,092
	Johnson & Johnson	2.050%	3/1/23	10,400	10,037
	Johnson & Johnson	3.375%	12/5/23	8,350	8,489
	Johnson & Johnson	2.625%	1/15/25	9,130	8,783
	Johnson & Johnson	2.450%	3/1/26	21,976	20,650
	Johnson & Johnson	2.950%	3/3/27	11,225	10,777
	Johnson & Johnson	2.900%	1/15/28	14,468	13,805
	Johnson & Johnson	6.950%	9/1/29	2,170	2,848
	Johnson & Johnson	4.950%	5/15/33	6,405	7,233
	Johnson & Johnson	4.375%	12/5/33	12,799	13,637
	Johnson & Johnson	3.550%	3/1/36	10,554	9,989
	Johnson & Johnson	3.625%	3/3/37	13,350	12,852
	Johnson & Johnson	5.950%	8/15/37	10,075	12,555
	Johnson & Johnson	3.400%	1/15/38	10,352	9,630
	Johnson & Johnson	5.850%	7/15/38	4,292	5,406
	Johnson & Johnson	4.500%	9/1/40	7,021	7,480
	Johnson & Johnson	4.850%	5/15/41	210	235
	Johnson & Johnson	4.500%	12/5/43	7,348	7,907
	Johnson & Johnson	3.700%	3/1/46	17,218	16,329
	Johnson & Johnson	3.750%	3/3/47	18,520	17,730
	Johnson & Johnson	3.500%	1/15/48	11,128	10,243
	Kaiser Foundation Hospitals	3.500%	4/1/22	3,365	3,343
	Kaiser Foundation Hospitals	3.150%	5/1/27	6,250	6,003
	Kaiser Foundation Hospitals	4.875%	4/1/42	8,325	9,334
	Kaiser Foundation Hospitals	4.150%	5/1/47	13,926	13,779
	Kellogg Co.	4.000%	12/15/20	10,275	10,423
	Kellogg Co.	3.250%	5/14/21	5,000	4,958
	Kellogg Co.	2.650%	12/1/23	12,600	11,882
	Kellogg Co.	3.250%	4/1/26	8,025	7,493
	Kellogg Co.	3.400%	11/15/27	10,000	9,254
	Kellogg Co.	4.300%	5/15/28	2,500	2,480
	Kellogg Co.	7.450%	4/1/31	750	939
	Kellogg Co.	4.500%	4/1/46	11,775	10,670
	Keurig Dr Pepper Inc.	2.000%	1/15/20	1,320	1,301
10	Keurig Dr Pepper Inc.	3.551%	5/25/21	12,200	12,153
	Keurig Dr Pepper Inc.	2.700%	11/15/22	4,072	3,833
10	Keurig Dr Pepper Inc.	4.057%	5/25/23	21,625	21,538
	Keurig Dr Pepper Inc.	3.130%	12/15/23	5,450	5,160

81

Vanguard® Total Bond Market Index Fund

Schedule of Investments

December 31, 2018

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
10	Keurig Dr Pepper Inc.	4.417%	5/25/25	12,725	12,662
	Keurig Dr Pepper Inc.	3.400%	11/15/25	7,400	6,904
	Keurig Dr Pepper Inc.	2.550%	9/15/26	5,574	4,828
	Keurig Dr Pepper Inc.	3.430%	6/15/27	6,900	6,305
10	Keurig Dr Pepper Inc.	4.597%	5/25/28	21,000	20,748
	Keurig Dr Pepper Inc.	7.450%	5/1/38	678	861
10	Keurig Dr Pepper Inc.	4.985%	5/25/38	4,675	4,552
	Keurig Dr Pepper Inc.	4.500%	11/15/45	7,087	6,221
	Keurig Dr Pepper Inc.	4.420%	12/15/46	1,885	1,631
10	Keurig Dr Pepper Inc.	5.085%	5/25/48	8,050	7,700
	Kimberly-Clark Corp.	3.625%	8/1/20	9,444	9,520
	Kimberly-Clark Corp.	3.875%	3/1/21	575	581
	Kimberly-Clark Corp.	2.400%	3/1/22	5,925	5,759
	Kimberly-Clark Corp.	2.400%	6/1/23	4,247	4,078
	Kimberly-Clark Corp.	3.050%	8/15/25	3,530	3,427
	Kimberly-Clark Corp.	2.750%	2/15/26	4,660	4,409
	Kimberly-Clark Corp.	3.950%	11/1/28	5,750	5,980
	Kimberly-Clark Corp.	6.625%	8/1/37	2,253	2,941
	Kimberly-Clark Corp.	5.300%	3/1/41	8,368	9,642
	Kimberly-Clark Corp.	3.700%	6/1/43	2,485	2,295
	Kimberly-Clark Corp.	3.200%	7/30/46	7,015	6,079
	Kimberly-Clark Corp.	3.900%	5/4/47	2,500	2,419
	Koninklijke Ahold Delhaize NV	5.700%	10/1/40	2,344	2,533
	Koninklijke Philips NV	6.875%	3/11/38	4,000	5,056
	Koninklijke Philips NV	5.000%	3/15/42	7,525	8,130
	Kraft Foods Group Inc.	5.375%	2/10/20	8,438	8,599
	Kraft Foods Group Inc.	3.500%	6/6/22	6,506	6,430
	Kraft Foods Group Inc.	6.875%	1/26/39	14,854	16,994
	Kraft Foods Group Inc.	6.500%	2/9/40	6,935	7,300
	Kraft Foods Group Inc.	5.000%	6/4/42	21,179	19,240
	Kraft Heinz Foods Co.	2.800%	7/2/20	19,552	19,390
	Kraft Heinz Foods Co.	3.375%	6/15/21	4,000	3,991
	Kraft Heinz Foods Co.	3.500%	7/15/22	14,450	14,248
	Kraft Heinz Foods Co.	4.000%	6/15/23	21,849	21,745
	Kraft Heinz Foods Co.	3.950%	7/15/25	23,670	22,854
	Kraft Heinz Foods Co.	3.000%	6/1/26	21,335	19,030
	Kraft Heinz Foods Co.	4.625%	1/30/29	11,900	11,766
	Kraft Heinz Foods Co.	5.000%	7/15/35	9,745	9,136
	Kraft Heinz Foods Co.	5.200%	7/15/45	20,267	18,316
	Kraft Heinz Foods Co.	4.375%	6/1/46	33,742	28,050
	Kroger Co.	6.150%	1/15/20	11,699	12,059
	Kroger Co.	3.300%	1/15/21	4,207	4,186
	Kroger Co.	2.600%	2/1/21	3,594	3,531
	Kroger Co.	2.950%	11/1/21	7,384	7,285
	Kroger Co.	3.400%	4/15/22	3,683	3,645
	Kroger Co.	2.800%	8/1/22	2,375	2,297
	Kroger Co.	3.850%	8/1/23	6,340	6,343
	Kroger Co.	4.000%	2/1/24	5,186	5,196
	Kroger Co.	3.500%	2/1/26	4,300	4,093
	Kroger Co.	2.650%	10/15/26	6,325	5,611
	Kroger Co.	3.700%	8/1/27	5,200	4,894
	Kroger Co.	7.700%	6/1/29	7,350	8,948
	Kroger Co.	8.000%	9/15/29	4,085	5,042
	Kroger Co.	7.500%	4/1/31	4,820	5,915
	Kroger Co.	6.900%	4/15/38	5,219	6,135
	Kroger Co.	5.400%	7/15/40	2,297	2,286
	Kroger Co.	5.000%	4/15/42	1,550	1,487
	Kroger Co.	5.150%	8/1/43	2,255	2,168
	Kroger Co.	3.875%	10/15/46	5,465	4,372
	Kroger Co.	4.450%	2/1/47	15,039	13,215
	Kroger Co.	4.650%	1/15/48	5,665	5,128
	Laboratory Corp. of America Holdings	2.625%	2/1/20	2,825	2,798
	Laboratory Corp. of America Holdings	3.200%	2/1/22	6,780	6,733
	Laboratory Corp. of America Holdings	3.750%	8/23/22	1,315	1,316

82

Vanguard® Total Bond Market Index Fund

Schedule of Investments

December 31, 2018

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Laboratory Corp. of America Holdings	4.000%	11/1/23	2,800	2,801
	Laboratory Corp. of America Holdings	3.250%	9/1/24	6,500	6,173
	Laboratory Corp. of America Holdings	3.600%	2/1/25	12,000	11,483
	Laboratory Corp. of America Holdings	3.600%	9/1/27	7,450	7,120
	Laboratory Corp. of America Holdings	4.700%	2/1/45	9,895	9,201
	Life Technologies Corp.	6.000%	3/1/20	2,194	2,253
	Life Technologies Corp.	5.000%	1/15/21	3,725	3,818
5	Mayo Clinic	3.774%	11/15/43	6,102	5,964
5	Mayo Clinic	4.000%	11/15/47	3,275	3,306
5	Mayo Clinic	4.128%	11/15/52	1,975	1,998
	McCormick & Co. Inc.	3.900%	7/15/21	3,025	3,048
	McCormick & Co. Inc.	2.700%	8/15/22	1,330	1,283
	McCormick & Co. Inc.	3.150%	8/15/24	10,200	9,788
	McCormick & Co. Inc.	3.400%	8/15/27	16,025	15,166
	McCormick & Co. Inc.	4.200%	8/15/47	3,300	3,140
	McKesson Corp.	3.650%	11/30/20	8,800	8,840
	McKesson Corp.	2.700%	12/15/22	5,800	5,523
	McKesson Corp.	2.850%	3/15/23	250	240
	McKesson Corp.	3.796%	3/15/24	12,580	12,369
	McKesson Corp.	3.950%	2/16/28	4,632	4,444
	McKesson Corp.	4.750%	5/30/29	1,950	1,967
	Mead Johnson Nutrition Co.	3.000%	11/15/20	5,644	5,619
	Mead Johnson Nutrition Co.	4.125%	11/15/25	8,175	8,346
	Mead Johnson Nutrition Co.	5.900%	11/1/39	6,875	8,215
	Mead Johnson Nutrition Co.	4.600%	6/1/44	5,315	5,465
	Medtronic Global Holdings SCA	3.350%	4/1/27	7,263	7,101
	Medtronic Inc.	2.500%	3/15/20	47,299	47,054
	Medtronic Inc.	3.125%	3/15/22	7,180	7,106
	Medtronic Inc.	3.150%	3/15/22	39,694	39,480
	Medtronic Inc.	2.750%	4/1/23	950	924
	Medtronic Inc.	3.625%	3/15/24	9,611	9,700
	Medtronic Inc.	3.500%	3/15/25	42,793	42,612
	Medtronic Inc.	4.375%	3/15/35	35,297	36,209
	Medtronic Inc.	6.500%	3/15/39	2,616	3,382
	Medtronic Inc.	5.550%	3/15/40	4,750	5,597
	Medtronic Inc.	4.500%	3/15/42	5,685	5,797
	Medtronic Inc.	4.625%	3/15/44	5,418	5,582
	Medtronic Inc.	4.625%	3/15/45	48,629	50,910
	Memorial Sloan-Kettering Cancer Center New York GO	5.000%	7/1/42	1,175	1,339
	Memorial Sloan-Kettering Cancer Center New York GO	4.125%	7/1/52	7,750	7,780
	Memorial Sloan-Kettering Cancer Center New York GO	4.200%	7/1/55	1,000	1,024
	Merck & Co. Inc.	1.850%	2/10/20	10,810	10,712
	Merck & Co. Inc.	3.875%	1/15/21	12,157	12,385
	Merck & Co. Inc.	2.350%	2/10/22	12,628	12,369
	Merck & Co. Inc.	2.400%	9/15/22	10,014	9,761
	Merck & Co. Inc.	2.800%	5/18/23	20,099	19,799
	Merck & Co. Inc.	2.750%	2/10/25	28,120	27,186
	Merck & Co. Inc.	6.500%	12/1/33	7,575	9,870
	Merck & Co. Inc.	3.600%	9/15/42	9,437	8,898
	Merck & Co. Inc.	4.150%	5/18/43	13,912	14,074
	Merck & Co. Inc.	3.700%	2/10/45	24,581	23,570
	Mercy Health	4.302%	7/1/28	2,250	2,297
	Molson Coors Brewing Co.	2.250%	3/15/20	7,300	7,198
	Molson Coors Brewing Co.	2.100%	7/15/21	9,650	9,278
	Molson Coors Brewing Co.	3.500%	5/1/22	3,100	3,048
	Molson Coors Brewing Co.	3.000%	7/15/26	22,115	19,564
	Molson Coors Brewing Co.	5.000%	5/1/42	12,483	11,724
	Molson Coors Brewing Co.	4.200%	7/15/46	20,162	16,781
5	Montefiore Obligated Group	5.246%	11/1/48	11,750	11,404
5	Mount Sinai Hospitals Group Inc.	3.981%	7/1/48	2,775	2,619
	Mylan Inc.	4.200%	11/29/23	12,443	12,137
10	Mylan Inc.	4.550%	4/15/28	8,075	7,541
	Mylan Inc.	5.400%	11/29/43	6,200	5,341
10	Mylan Inc.	5.200%	4/15/48	8,550	7,225

83

Vanguard® Total Bond Market Index Fund

Schedule of Investments

December 31, 2018

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Mylan NV	3.150%	6/15/21	12,680	12,443
	Mylan NV	3.950%	6/15/26	22,185	20,123
	Mylan NV	5.250%	6/15/46	10,125	8,357
	New York & Presbyterian Hospital	4.024%	8/1/45	7,246	7,130
	New York & Presbyterian Hospital	4.063%	8/1/56	4,650	4,587
	Newell Brands Inc.	4.000%	6/15/22	250	247
	Newell Brands Inc.	3.850%	4/1/23	28,846	28,086
	Newell Brands Inc.	4.000%	12/1/24	10,825	10,686
	Newell Brands Inc.	4.200%	4/1/26	20,140	19,749
	Newell Brands Inc.	5.375%	4/1/36	5,049	4,857
	Newell Brands Inc.	5.500%	4/1/46	5,598	5,271
	Northwell Healthcare Inc.	3.979%	11/1/46	9,225	8,406
	Northwell Healthcare Inc.	4.260%	11/1/47	10,000	9,520
	Novartis Capital Corp.	1.800%	2/14/20	23,950	23,666
	Novartis Capital Corp.	4.400%	4/24/20	10,726	10,935
	Novartis Capital Corp.	2.400%	5/17/22	20,750	20,218
	Novartis Capital Corp.	2.400%	9/21/22	21,894	21,309
	Novartis Capital Corp.	3.400%	5/6/24	6,445	6,459
	Novartis Capital Corp.	3.000%	11/20/25	9,848	9,528
	Novartis Capital Corp.	3.100%	5/17/27	10,845	10,514
	Novartis Capital Corp.	3.700%	9/21/42	7,513	7,221
	Novartis Capital Corp.	4.400%	5/6/44	20,910	22,221
	Novartis Capital Corp.	4.000%	11/20/45	12,956	13,076
	NYU Hospitals Center	4.784%	7/1/44	3,900	4,114
5	NYU Hospitals Center	4.368%	7/1/47	5,790	5,865
	Orlando Health Obligated Group	4.089%	10/1/48	2,750	2,634
	Partners Healthcare System Inc.	3.765%	7/1/48	875	809
	Partners Healthcare System Inc.	4.117%	7/1/55	3,125	3,024
	PeaceHealth Obligated Group	4.787%	11/15/48	4,325	4,556
	PepsiCo Inc.	4.500%	1/15/20	8,247	8,396
	PepsiCo Inc.	1.850%	4/30/20	15,096	14,878
	PepsiCo Inc.	2.150%	10/14/20	20,178	19,889
	PepsiCo Inc.	3.125%	11/1/20	6,388	6,409
	PepsiCo Inc.	2.000%	4/15/21	12,450	12,188
	PepsiCo Inc.	3.000%	8/25/21	12,712	12,699
	PepsiCo Inc.	1.700%	10/6/21	8,500	8,205
	PepsiCo Inc.	2.750%	3/5/22	13,320	13,197
	PepsiCo Inc.	2.250%	5/2/22	3,925	3,816
	PepsiCo Inc.	3.100%	7/17/22	5,525	5,511
	PepsiCo Inc.	2.750%	3/1/23	5,691	5,599
	PepsiCo Inc.	3.600%	3/1/24	7,213	7,319
	PepsiCo Inc.	2.750%	4/30/25	12,298	11,754
	PepsiCo Inc.	3.500%	7/17/25	11,170	11,192
	PepsiCo Inc.	2.850%	2/24/26	4,148	3,955
	PepsiCo Inc.	2.375%	10/6/26	14,440	13,209
	PepsiCo Inc.	3.000%	10/15/27	23,679	22,623
	PepsiCo Inc.	4.000%	3/5/42	11,550	11,371
	PepsiCo Inc.	3.600%	8/13/42	7,378	6,809
	PepsiCo Inc.	4.250%	10/22/44	9,275	9,386
	PepsiCo Inc.	4.600%	7/17/45	6,020	6,490
	PepsiCo Inc.	4.450%	4/14/46	11,251	11,773
	PepsiCo Inc.	3.450%	10/6/46	9,275	8,375
	PepsiCo Inc.	4.000%	5/2/47	9,350	9,127
	PerkinElmer Inc.	5.000%	11/15/21	5,425	5,602
	Perrigo Finance Unlimited Co.	3.500%	3/15/21	4,626	4,582
	Perrigo Finance Unlimited Co.	3.500%	12/15/21	2,167	2,082
	Perrigo Finance Unlimited Co.	3.900%	12/15/24	10,300	9,619
	Perrigo Finance Unlimited Co.	4.375%	3/15/26	18,931	17,288
	Perrigo Finance Unlimited Co.	4.900%	12/15/44	11,237	9,778
	Pfizer Inc.	5.200%	8/12/20	25	26
	Pfizer Inc.	1.950%	6/3/21	18,925	18,526
	Pfizer Inc.	3.000%	9/15/21	7,975	8,008
	Pfizer Inc.	2.200%	12/15/21	5,054	4,956
	Pfizer Inc.	3.000%	6/15/23	9,910	9,837

84

Vanguard® Total Bond Market Index Fund

Schedule of Investments

December 31, 2018

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Pfizer Inc.	3.200%	9/15/23	7,050	7,063
	Pfizer Inc.	3.400%	5/15/24	5,059	5,087
	Pfizer Inc.	2.750%	6/3/26	15,160	14,360
	Pfizer Inc.	3.000%	12/15/26	20,148	19,419
	Pfizer Inc.	3.600%	9/15/28	15,600	15,617
	Pfizer Inc.	4.000%	12/15/36	12,350	12,235
	Pfizer Inc.	4.100%	9/15/38	8,025	8,085
	Pfizer Inc.	7.200%	3/15/39	14,514	20,245
	Pfizer Inc.	4.300%	6/15/43	8,246	8,430
	Pfizer Inc.	4.400%	5/15/44	10,775	11,240
	Pfizer Inc.	4.125%	12/15/46	11,629	11,708
	Pfizer Inc.	4.200%	9/15/48	13,300	13,472
	Pharmacia LLC	6.600%	12/1/28	6,340	7,750
	Philip Morris International Inc.	2.000%	2/21/20	10,675	10,545
	Philip Morris International Inc.	4.500%	3/26/20	1,130	1,148
	Philip Morris International Inc.	1.875%	2/25/21	4,576	4,439
	Philip Morris International Inc.	4.125%	5/17/21	3,077	3,135
	Philip Morris International Inc.	2.900%	11/15/21	3,890	3,843
	Philip Morris International Inc.	2.375%	8/17/22	8,200	7,886
	Philip Morris International Inc.	2.500%	8/22/22	2,020	1,936
	Philip Morris International Inc.	2.500%	11/2/22	8,075	7,760
	Philip Morris International Inc.	2.625%	3/6/23	6,340	6,055
	Philip Morris International Inc.	2.125%	5/10/23	7,000	6,529
	Philip Morris International Inc.	3.600%	11/15/23	14,259	14,159
	Philip Morris International Inc.	3.250%	11/10/24	11,475	11,112
	Philip Morris International Inc.	3.375%	8/11/25	8,274	8,044
	Philip Morris International Inc.	2.750%	2/25/26	17,200	15,879
	Philip Morris International Inc.	3.125%	8/17/27	1,885	1,768
	Philip Morris International Inc.	3.125%	3/2/28	5,425	5,081
	Philip Morris International Inc.	6.375%	5/16/38	16,192	18,673
	Philip Morris International Inc.	4.375%	11/15/41	10,650	9,775
	Philip Morris International Inc.	4.500%	3/20/42	6,438	6,048
	Philip Morris International Inc.	3.875%	8/21/42	5,710	4,854
	Philip Morris International Inc.	4.125%	3/4/43	6,035	5,399
	Philip Morris International Inc.	4.875%	11/15/43	13,228	13,029
	Philip Morris International Inc.	4.250%	11/10/44	13,955	12,746
5	Procter & Gamble - Esop	9.360%	1/1/21	1,719	1,858
	Procter & Gamble Co.	1.900%	10/23/20	10,940	10,756
	Procter & Gamble Co.	1.850%	2/2/21	4,041	3,960
	Procter & Gamble Co.	1.700%	11/3/21	11,116	10,774
	Procter & Gamble Co.	2.300%	2/6/22	9,828	9,615
	Procter & Gamble Co.	2.150%	8/11/22	940	913
	Procter & Gamble Co.	3.100%	8/15/23	12,642	12,719
	Procter & Gamble Co.	2.700%	2/2/26	7,714	7,393
	Procter & Gamble Co.	2.450%	11/3/26	9,050	8,441
	Procter & Gamble Co.	2.850%	8/11/27	1,270	1,215
	Procter & Gamble Co.	3.500%	10/25/47	11,815	11,150
	Providence St. Joseph Health Obligated Group	2.746%	10/1/26	2,000	1,867
5	Providence St. Joseph Health Obligated Group	3.744%	10/1/47	4,653	4,355
5	Providence St. Joseph Health Obligated Group	3.930%	10/1/48	3,775	3,597
	Quest Diagnostics Inc.	4.750%	1/30/20	5,450	5,513
	Quest Diagnostics Inc.	2.500%	3/30/20	3,350	3,322
	Quest Diagnostics Inc.	4.700%	4/1/21	2,750	2,826
	Quest Diagnostics Inc.	4.250%	4/1/24	4,565	4,688
	Quest Diagnostics Inc.	3.500%	3/30/25	5,420	5,261
	Quest Diagnostics Inc.	3.450%	6/1/26	6,504	6,242
	Quest Diagnostics Inc.	5.750%	1/30/40	1,368	1,474
	Quest Diagnostics Inc.	4.700%	3/30/45	1,982	1,875
	Reynolds American Inc.	6.875%	5/1/20	1,580	1,641
	Reynolds American Inc.	3.250%	6/12/20	12,570	12,489
	Reynolds American Inc.	4.000%	6/12/22	8,780	8,683
	Reynolds American Inc.	4.850%	9/15/23	3,425	3,475
	Reynolds American Inc.	4.450%	6/12/25	37,425	35,715
	Reynolds American Inc.	5.700%	8/15/35	12,492	12,503

85

Vanguard® Total Bond Market Index Fund

Schedule of Investments

December 31, 2018

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Reynolds American Inc.	7.250%	6/15/37	3,284	3,550
	Reynolds American Inc.	8.125%	5/1/40	2,569	3,073
	Reynolds American Inc.	7.000%	8/4/41	3,375	3,603
	Reynolds American Inc.	5.850%	8/15/45	23,084	21,523
	RWJ Barnabas Health Inc.	3.949%	7/1/46	4,720	4,401
	Sanofi	4.000%	3/29/21	13,679	13,970
	Sanofi	3.375%	6/19/23	15,300	15,380
	Sanofi	3.625%	6/19/28	14,575	14,643
	Shire Acquisitions Investments Ireland DAC	2.400%	9/23/21	36,185	35,057
	Shire Acquisitions Investments Ireland DAC	2.875%	9/23/23	38,060	36,097
	Shire Acquisitions Investments Ireland DAC	3.200%	9/23/26	32,215	29,226
	SSM Health Care Corp.	3.688%	6/1/23	8,575	8,589
	SSM Health Care Corp.	3.823%	6/1/27	5,200	5,143
	Stanford Health Care	3.795%	11/15/48	6,350	6,109
	Stryker Corp.	4.375%	1/15/20	1,611	1,632
	Stryker Corp.	2.625%	3/15/21	20,325	20,049
	Stryker Corp.	3.375%	5/15/24	11,300	11,054
	Stryker Corp.	3.375%	11/1/25	8,225	7,913
	Stryker Corp.	3.500%	3/15/26	9,015	8,639
	Stryker Corp.	3.650%	3/7/28	4,525	4,358
	Stryker Corp.	4.375%	5/15/44	3,725	3,587
	Stryker Corp.	4.625%	3/15/46	10,085	10,024
	Sutter Health	3.695%	8/15/28	3,700	3,714
	Sutter Health	4.091%	8/15/48	4,950	4,750
	Sysco Corp.	2.600%	10/1/20	6,075	5,995
	Sysco Corp.	2.500%	7/15/21	4,750	4,638
	Sysco Corp.	2.600%	6/12/22	1,150	1,108
	Sysco Corp.	3.550%	3/15/25	4,740	4,643
	Sysco Corp.	3.750%	10/1/25	6,200	6,042
	Sysco Corp.	3.300%	7/15/26	8,616	8,143
	Sysco Corp.	3.250%	7/15/27	19,786	18,334
	Sysco Corp.	4.850%	10/1/45	4,215	4,212
	Sysco Corp.	4.500%	4/1/46	5,065	4,810
	Sysco Corp.	4.450%	3/15/48	6,475	6,166
10	Takeda Pharmaceutical Co. Ltd.	3.800%	11/26/20	6,400	6,436
10	Takeda Pharmaceutical Co. Ltd.	4.000%	11/26/21	11,700	11,834
10	Takeda Pharmaceutical Co. Ltd.	4.400%	11/26/23	13,975	14,148
10	Takeda Pharmaceutical Co. Ltd.	5.000%	11/26/28	5,300	5,422
5	Texas Health Resources	4.330%	11/15/55	1,725	1,795
	Thermo Fisher Scientific Inc.	4.700%	5/1/20	750	765
	Thermo Fisher Scientific Inc.	4.500%	3/1/21	8,800	8,954
	Thermo Fisher Scientific Inc.	3.600%	8/15/21	7,419	7,412
	Thermo Fisher Scientific Inc.	3.300%	2/15/22	8,605	8,515
	Thermo Fisher Scientific Inc.	3.150%	1/15/23	7,465	7,288
	Thermo Fisher Scientific Inc.	3.000%	4/15/23	12,750	12,336
	Thermo Fisher Scientific Inc.	4.150%	2/1/24	7,039	7,113
	Thermo Fisher Scientific Inc.	3.650%	12/15/25	8,375	8,235
	Thermo Fisher Scientific Inc.	2.950%	9/19/26	12,955	11,965
	Thermo Fisher Scientific Inc.	3.200%	8/15/27	8,475	7,817
	Thermo Fisher Scientific Inc.	5.300%	2/1/44	6,701	7,401
	Thermo Fisher Scientific Inc.	4.100%	8/15/47	5,600	5,162
	Toledo Hospital	5.325%	11/15/28	3,425	3,490
	Trinity Health Corp.	4.125%	12/1/45	6,615	6,336
	Tupperware Brands Corp.	4.750%	6/1/21	5,960	6,057
	Tyson Foods Inc.	2.250%	8/23/21	2,250	2,175
	Tyson Foods Inc.	4.500%	6/15/22	16,533	16,921
	Tyson Foods Inc.	3.900%	9/28/23	2,950	2,940
	Tyson Foods Inc.	3.950%	8/15/24	18,641	18,494
	Tyson Foods Inc.	3.550%	6/2/27	14,490	13,490
	Tyson Foods Inc.	4.875%	8/15/34	11,129	10,615
	Tyson Foods Inc.	5.150%	8/15/44	5,300	5,079
	Tyson Foods Inc.	4.550%	6/2/47	8,725	7,672
	Tyson Foods Inc.	5.100%	9/28/48	3,500	3,373
	Unilever Capital Corp.	2.100%	7/30/20	8,750	8,615

86

Vanguard® Total Bond Market Index Fund

Schedule of Investments

December 31, 2018

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Unilever Capital Corp.	4.250%	2/10/21	10,720	11,001
Unilever Capital Corp.	2.750%	3/22/21	3,300	3,279
Unilever Capital Corp.	1.375%	7/28/21	8,930	8,529
Unilever Capital Corp.	3.000%	3/7/22	6,000	5,968
Unilever Capital Corp.	3.250%	3/7/24	13,450	13,433
Unilever Capital Corp.	2.600%	5/5/24	11,975	11,496
Unilever Capital Corp.	3.100%	7/30/25	7,200	7,013
Unilever Capital Corp.	2.000%	7/28/26	10,125	9,075
Unilever Capital Corp.	3.500%	3/22/28	13,875	13,664
Unilever Capital Corp.	5.900%	11/15/32	4,300	5,224
Whirlpool Corp.	4.850%	6/15/21	2,763	2,818
Whirlpool Corp.	4.700%	6/1/22	4,030	4,124
Whirlpool Corp.	4.000%	3/1/24	3,429	3,388
Whirlpool Corp.	3.700%	5/1/25	2,655	2,565
Whirlpool Corp.	4.500%	6/1/46	6,657	5,461
Wyeth LLC	7.250%	3/1/23	2,400	2,773
Wyeth LLC	6.450%	2/1/24	5,625	6,402
Wyeth LLC	6.500%	2/1/34	6,875	8,572
Wyeth LLC	6.000%	2/15/36	5,415	6,646
Wyeth LLC	5.950%	4/1/37	31,318	37,565
Zeneca Wilmington Inc.	7.000%	11/15/23	4,275	4,902
Zimmer Biomet Holdings Inc.	2.700%	4/1/20	27,625	27,258
Zimmer Biomet Holdings Inc.	3.375%	11/30/21	5,775	5,755
Zimmer Biomet Holdings Inc.	3.150%	4/1/22	8,925	8,686
Zimmer Biomet Holdings Inc.	3.700%	3/19/23	2,550	2,502
Zimmer Biomet Holdings Inc.	3.550%	4/1/25	21,280	20,038
Zimmer Biomet Holdings Inc.	5.750%	11/30/39	1,650	1,755
Zimmer Biomet Holdings Inc.	4.450%	8/15/45	5,620	5,088
Zoetis Inc.	3.450%	11/13/20	5,000	4,997
Zoetis Inc.	3.250%	8/20/21	3,300	3,288
Zoetis Inc.	3.250%	2/1/23	14,045	13,783
Zoetis Inc.	4.500%	11/13/25	4,200	4,293
Zoetis Inc.	3.000%	9/12/27	9,679	8,930
Zoetis Inc.	3.900%	8/20/28	3,400	3,342
Zoetis Inc.	4.700%	2/1/43	12,553	12,764
Zoetis Inc.	3.950%	9/12/47	4,850	4,471
Zoetis Inc.	4.450%	8/20/48	3,900	3,797
Energy (2.4%)
Anadarko Finance Co.	7.500%	5/1/31	8,811	10,162
Anadarko Petroleum Corp.	4.850%	3/15/21	2,177	2,231
Anadarko Petroleum Corp.	5.550%	3/15/26	23,663	24,795
Anadarko Petroleum Corp.	6.450%	9/15/36	17,635	18,869
Anadarko Petroleum Corp.	7.950%	6/15/39	3,480	4,226
Anadarko Petroleum Corp.	6.200%	3/15/40	13,773	14,283
Anadarko Petroleum Corp.	4.500%	7/15/44	2,390	2,062
Anadarko Petroleum Corp.	6.600%	3/15/46	10,695	11,878
Andeavor Logistics LP / Tesoro Logistics Finance Corp.	3.500%	12/1/22	1,850	1,791
Andeavor Logistics LP / Tesoro Logistics Finance Corp.	4.250%	12/1/27	11,160	10,532
Andeavor Logistics LP / Tesoro Logistics Finance Corp.	5.200%	12/1/47	7,650	6,885
Apache Corp.	3.625%	2/1/21	4,234	4,244
Apache Corp.	3.250%	4/15/22	5,888	5,765
Apache Corp.	2.625%	1/15/23	790	747
Apache Corp.	4.375%	10/15/28	9,130	8,532
Apache Corp.	7.750%	12/15/29	3,215	3,829
Apache Corp.	6.000%	1/15/37	17,137	17,135
Apache Corp.	5.100%	9/1/40	16,261	14,607
Apache Corp.	5.250%	2/1/42	5,350	4,969
Apache Corp.	4.750%	4/15/43	11,500	9,884
Apache Corp.	4.250%	1/15/44	7,441	6,118
Baker Hughes a GE Co. LLC	3.200%	8/15/21	10,677	10,545
Baker Hughes a GE Co. LLC	5.125%	9/15/40	13,482	13,126
Baker Hughes a GE Co. LLC / Baker Hughes Co-Obligor Inc.	2.773%	12/15/22	8,250	7,937

87

Vanguard® Total Bond Market Index Fund

Schedule of Investments

December 31, 2018

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Baker Hughes a GE Co. LLC / Baker Hughes Co-Obligor Inc.	3.337%	12/15/27	15,145	13,895
Baker Hughes a GE Co. LLC / Baker Hughes Co-Obligor Inc.	4.080%	12/15/47	14,275	11,783
Boardwalk Pipelines LP	3.375%	2/1/23	3,425	3,279
Boardwalk Pipelines LP	4.950%	12/15/24	7,950	7,910
Boardwalk Pipelines LP	5.950%	6/1/26	12,360	12,622
Boardwalk Pipelines LP	4.450%	7/15/27	8,500	7,917
BP Capital Markets America Inc.	4.500%	10/1/20	1,000	1,022
BP Capital Markets America Inc.	4.742%	3/11/21	17,445	17,964
BP Capital Markets America Inc.	2.112%	9/16/21	9,351	9,092
BP Capital Markets America Inc.	3.245%	5/6/22	20,261	20,130
BP Capital Markets America Inc.	2.520%	9/19/22	7,950	7,689
BP Capital Markets America Inc.	2.750%	5/10/23	24,150	23,474
BP Capital Markets America Inc.	3.216%	11/28/23	18,249	18,019
BP Capital Markets America Inc.	3.790%	2/6/24	3,460	3,521
BP Capital Markets America Inc.	3.224%	4/14/24	707	691
BP Capital Markets America Inc.	3.796%	9/21/25	10,235	10,271
BP Capital Markets America Inc.	3.119%	5/4/26	13,798	13,136
BP Capital Markets America Inc.	3.017%	1/16/27	5,510	5,175
BP Capital Markets America Inc.	3.937%	9/21/28	12,275	12,494
BP Capital Markets America Inc.	4.234%	11/6/28	7,000	7,203
BP Capital Markets plc	2.315%	2/13/20	28,818	28,548
BP Capital Markets plc	3.561%	11/1/21	15,040	15,137
BP Capital Markets plc	3.062%	3/17/22	4,075	4,036
BP Capital Markets plc	2.500%	11/6/22	14,527	14,066
BP Capital Markets plc	3.994%	9/26/23	5,805	5,940
BP Capital Markets plc	3.814%	2/10/24	6,181	6,194
BP Capital Markets plc	3.535%	11/4/24	23,801	23,613
BP Capital Markets plc	3.506%	3/17/25	14,381	14,089
BP Capital Markets plc	3.279%	9/19/27	22,925	21,790
BP Capital Markets plc	3.723%	11/28/28	8,634	8,463
Buckeye Partners LP	4.875%	2/1/21	340	344
Buckeye Partners LP	4.150%	7/1/23	4,177	4,067
Buckeye Partners LP	4.350%	10/15/24	800	800
Buckeye Partners LP	3.950%	12/1/26	8,480	7,468
Buckeye Partners LP	4.125%	12/1/27	3,350	2,996
Buckeye Partners LP	5.850%	11/15/43	6,800	6,151
Buckeye Partners LP	5.600%	10/15/44	1,865	1,615
Burlington Resources Finance Co.	7.200%	8/15/31	3,425	4,351
Burlington Resources Finance Co.	7.400%	12/1/31	5,290	6,935
Canadian Natural Resources Ltd.	3.450%	11/15/21	5,563	5,528
Canadian Natural Resources Ltd.	2.950%	1/15/23	13,835	13,245
Canadian Natural Resources Ltd.	3.800%	4/15/24	4,923	4,810
Canadian Natural Resources Ltd.	3.900%	2/1/25	140	136
Canadian Natural Resources Ltd.	3.850%	6/1/27	12,903	12,186
Canadian Natural Resources Ltd.	7.200%	1/15/32	5,018	5,811
Canadian Natural Resources Ltd.	6.450%	6/30/33	5,965	6,701
Canadian Natural Resources Ltd.	5.850%	2/1/35	3,725	3,965
Canadian Natural Resources Ltd.	6.500%	2/15/37	6,672	7,430
Canadian Natural Resources Ltd.	6.250%	3/15/38	11,049	12,147
Canadian Natural Resources Ltd.	6.750%	2/1/39	4,454	5,095
Canadian Natural Resources Ltd.	4.950%	6/1/47	6,718	6,488
Cenovus Energy Inc.	5.700%	10/15/19	6,000	6,105
Cenovus Energy Inc.	3.000%	8/15/22	6,975	6,609
Cenovus Energy Inc.	3.800%	9/15/23	17,500	16,822
Cenovus Energy Inc.	4.250%	4/15/27	12,285	11,149
Cenovus Energy Inc.	5.250%	6/15/37	10,402	9,102
Cenovus Energy Inc.	6.750%	11/15/39	14,837	14,633
Cenovus Energy Inc.	4.450%	9/15/42	1,314	1,005
Cenovus Energy Inc.	5.200%	9/15/43	11,045	9,333
Cenovus Energy Inc.	5.400%	6/15/47	10,685	9,229
Chevron Corp.	1.961%	3/3/20	21,425	21,220
Chevron Corp.	1.991%	3/3/20	6,695	6,632

88

Vanguard® Total Bond Market Index Fund

Schedule of Investments

December 31, 2018

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Chevron Corp.	2.427%	6/24/20	13,254	13,174
Chevron Corp.	2.419%	11/17/20	14,049	13,939
Chevron Corp.	2.100%	5/16/21	18,740	18,366
Chevron Corp.	2.411%	3/3/22	4,935	4,820
Chevron Corp.	2.498%	3/3/22	7,840	7,697
Chevron Corp.	2.355%	12/5/22	21,477	20,776
Chevron Corp.	2.566%	5/16/23	4,200	4,096
Chevron Corp.	3.191%	6/24/23	21,040	21,008
Chevron Corp.	2.895%	3/3/24	13,095	12,822
Chevron Corp.	3.326%	11/17/25	1,433	1,422
Chevron Corp.	2.954%	5/16/26	21,715	20,928
Cimarex Energy Co.	4.375%	6/1/24	8,800	8,740
Cimarex Energy Co.	3.900%	5/15/27	17,596	16,456
Columbia Pipeline Group Inc.	3.300%	6/1/20	2,302	2,297
Columbia Pipeline Group Inc.	4.500%	6/1/25	17,955	17,968
Columbia Pipeline Group Inc.	5.800%	6/1/45	5,150	5,445
Concho Resources Inc.	3.750%	10/1/27	20,086	18,881
Concho Resources Inc.	4.300%	8/15/28	6,500	6,362
Concho Resources Inc.	4.875%	10/1/47	8,730	8,304
ConocoPhillips	5.900%	10/15/32	12,526	14,684
ConocoPhillips	5.900%	5/15/38	4,537	5,276
ConocoPhillips	6.500%	2/1/39	18,932	23,553
ConocoPhillips Canada Funding Co. I	5.950%	10/15/36	5,470	6,440
ConocoPhillips Co.	4.950%	3/15/26	25,579	27,405
ConocoPhillips Co.	4.150%	11/15/34	5,994	5,733
ConocoPhillips Co.	4.300%	11/15/44	6,237	6,181
ConocoPhillips Co.	5.950%	3/15/46	7,699	9,394
ConocoPhillips Holding Co.	6.950%	4/15/29	8,359	10,344
Continental Resources Inc.	4.500%	4/15/23	3,700	3,631
Continental Resources Inc.	4.375%	1/15/28	19,235	18,033
Continental Resources Inc.	4.900%	6/1/44	18,200	16,152
Devon Energy Corp.	4.000%	7/15/21	5,315	5,321
Devon Energy Corp.	3.250%	5/15/22	19,497	18,999
Devon Energy Corp.	5.850%	12/15/25	2,201	2,324
Devon Energy Corp.	7.950%	4/15/32	5,100	6,081
Devon Energy Corp.	5.600%	7/15/41	10,423	9,901
Devon Energy Corp.	4.750%	5/15/42	7,246	6,295
Devon Energy Corp.	5.000%	6/15/45	5,073	4,502
Devon Financing Co. LLC	7.875%	9/30/31	12,287	14,825
Dominion Energy Gas Holdings LLC	2.800%	11/15/20	5,250	5,177
Dominion Energy Gas Holdings LLC	3.550%	11/1/23	13,725	13,576
Dominion Energy Gas Holdings LLC	3.600%	12/15/24	7,750	7,665
Dominion Energy Gas Holdings LLC	4.800%	11/1/43	5,675	5,773
Dominion Energy Gas Holdings LLC	4.600%	12/15/44	5,035	4,959
Enable Midstream Partners LP	3.900%	5/15/24	9,944	9,381
Enable Midstream Partners LP	4.400%	3/15/27	11,190	10,480
Enable Midstream Partners LP	4.950%	5/15/28	15,035	14,176
Enable Midstream Partners LP	5.000%	5/15/44	925	752
Enbridge Energy Partners LP	4.375%	10/15/20	1,405	1,419
Enbridge Energy Partners LP	4.200%	9/15/21	593	595
Enbridge Energy Partners LP	5.875%	10/15/25	3,785	4,087
Enbridge Energy Partners LP	7.500%	4/15/38	9,160	11,471
Enbridge Energy Partners LP	5.500%	9/15/40	645	663
Enbridge Energy Partners LP	7.375%	10/15/45	8,316	10,454
Enbridge Inc.	2.900%	7/15/22	7,155	6,919
Enbridge Inc.	4.250%	12/1/26	12,944	12,759
Enbridge Inc.	3.700%	7/15/27	24,750	23,467
Enbridge Inc.	4.500%	6/10/44	6,995	6,446
Enbridge Inc.	5.500%	12/1/46	1,950	2,099
Encana Corp.	3.900%	11/15/21	6,447	6,456
Encana Corp.	8.125%	9/15/30	1,300	1,571
Encana Corp.	7.375%	11/1/31	3,600	4,162
Encana Corp.	6.500%	8/15/34	7,420	7,979
Encana Corp.	6.625%	8/15/37	2,158	2,308

89

Vanguard® Total Bond Market Index Fund

Schedule of Investments

December 31, 2018

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Encana Corp.	6.500%	2/1/38	10,300	11,139
	Energy Transfer Operating LP	4.150%	10/1/20	8,201	8,247
	Energy Transfer Operating LP	5.500%	6/1/27	14,200	13,845
	Energy Transfer Operating LP	4.650%	6/1/21	4,915	4,953
	Energy Transfer Operating LP	5.200%	2/1/22	7,266	7,434
	Energy Transfer Operating LP	4.250%	3/15/23	21,590	20,672
	Energy Transfer Operating LP	4.200%	9/15/23	3,600	3,543
	Energy Transfer Operating LP	4.900%	2/1/24	1,620	1,625
	Energy Transfer Operating LP	4.050%	3/15/25	12,425	11,671
	Energy Transfer Operating LP	4.750%	1/15/26	14,600	13,988
	Energy Transfer Operating LP	4.200%	4/15/27	5,750	5,346
	Energy Transfer Partners LP	3.600%	2/1/23	20,886	20,262
	Energy Transfer Partners LP	4.950%	6/15/28	3,300	3,218
	Energy Transfer Partners LP	8.250%	11/15/29	10	13
	Energy Transfer Partners LP	4.900%	3/15/35	4,598	4,073
	Energy Transfer Partners LP	6.625%	10/15/36	3,745	3,850
	Energy Transfer Partners LP	5.800%	6/15/38	7,525	7,305
	Energy Transfer Partners LP	7.500%	7/1/38	5,882	6,561
	Energy Transfer Partners LP	6.050%	6/1/41	7,480	7,232
	Energy Transfer Partners LP	6.500%	2/1/42	9,858	9,930
	Energy Transfer Partners LP	5.150%	2/1/43	1,624	1,427
	Energy Transfer Partners LP	5.950%	10/1/43	4,685	4,469
	Energy Transfer Partners LP	5.150%	3/15/45	4,078	3,555
	Energy Transfer Partners LP	6.125%	12/15/45	10,700	10,635
	Energy Transfer Partners LP	5.300%	4/15/47	9,630	8,517
	Energy Transfer Partners LP	6.000%	6/15/48	10,700	10,384
	Enterprise Products Operating LLC	5.250%	1/31/20	1,095	1,117
	Enterprise Products Operating LLC	5.200%	9/1/20	3,441	3,545
	Enterprise Products Operating LLC	2.800%	2/15/21	9,670	9,564
	Enterprise Products Operating LLC	2.850%	4/15/21	1,735	1,715
	Enterprise Products Operating LLC	3.500%	2/1/22	8,000	8,023
	Enterprise Products Operating LLC	4.050%	2/15/22	475	482
	Enterprise Products Operating LLC	3.350%	3/15/23	13,313	13,144
	Enterprise Products Operating LLC	3.900%	2/15/24	18,940	19,050
	Enterprise Products Operating LLC	3.750%	2/15/25	16,910	16,731
	Enterprise Products Operating LLC	3.700%	2/15/26	8,136	7,958
	Enterprise Products Operating LLC	3.950%	2/15/27	1,157	1,150
	Enterprise Products Operating LLC	4.150%	10/16/28	10,700	10,652
	Enterprise Products Operating LLC	6.875%	3/1/33	5,643	6,812
	Enterprise Products Operating LLC	6.650%	10/15/34	1,660	1,907
	Enterprise Products Operating LLC	7.550%	4/15/38	3,244	4,091
	Enterprise Products Operating LLC	6.125%	10/15/39	8,996	10,019
	Enterprise Products Operating LLC	6.450%	9/1/40	1,168	1,351
	Enterprise Products Operating LLC	5.950%	2/1/41	8,026	8,824
	Enterprise Products Operating LLC	5.700%	2/15/42	6,395	6,821
	Enterprise Products Operating LLC	4.850%	8/15/42	8,290	8,050
	Enterprise Products Operating LLC	4.450%	2/15/43	19,348	17,737
	Enterprise Products Operating LLC	4.850%	3/15/44	23,975	23,400
	Enterprise Products Operating LLC	5.100%	2/15/45	2,342	2,335
	Enterprise Products Operating LLC	4.900%	5/15/46	17,103	16,697
	Enterprise Products Operating LLC	4.250%	2/15/48	25,365	22,854
	Enterprise Products Operating LLC	4.800%	2/1/49	8,100	7,885
	Enterprise Products Operating LLC	4.950%	10/15/54	4,245	4,126
5	Enterprise Products Operating LLC	5.250%	8/16/77	3,075	2,571
5	Enterprise Products Operating LLC	5.375%	2/15/78	5,075	4,203
	EOG Resources Inc.	2.450%	4/1/20	70	69
	EOG Resources Inc.	4.400%	6/1/20	9,220	9,366
	EOG Resources Inc.	4.100%	2/1/21	9,540	9,669
	EOG Resources Inc.	2.625%	3/15/23	16,533	15,911
	EOG Resources Inc.	3.150%	4/1/25	8,050	7,794
	EOG Resources Inc.	4.150%	1/15/26	4,410	4,541
	EOG Resources Inc.	3.900%	4/1/35	5,026	4,753
	EQM Midstream Partners LP	4.000%	8/1/24	3,610	3,420
	EQM Midstream Partners LP	4.125%	12/1/26	4,700	4,224

90

Vanguard® Total Bond Market Index Fund

Schedule of Investments

December 31, 2018

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	EQM Midstream Partners LP	5.500%	7/15/28	7,900	7,719
	EQT Corp.	2.500%	10/1/20	2,925	2,840
	EQT Corp.	4.875%	11/15/21	6,605	6,680
	EQT Corp.	3.000%	10/1/22	4,350	4,120
	EQT Corp.	3.900%	10/1/27	15,561	13,404
	EQT Midstream Partners LP	4.750%	7/15/23	6,850	6,817
	EQT Midstream Partners LP	6.500%	7/15/48	8,975	8,881
	Exxon Mobil Corp.	1.912%	3/6/20	14,066	13,918
	Exxon Mobil Corp.	2.222%	3/1/21	25,245	24,882
	Exxon Mobil Corp.	2.397%	3/6/22	29,003	28,448
	Exxon Mobil Corp.	2.726%	3/1/23	32,832	32,291
	Exxon Mobil Corp.	2.709%	3/6/25	19,046	18,339
	Exxon Mobil Corp.	3.043%	3/1/26	13,016	12,719
	Exxon Mobil Corp.	3.567%	3/6/45	8,850	8,264
	Exxon Mobil Corp.	4.114%	3/1/46	22,300	22,720
	Halliburton Co.	3.500%	8/1/23	4,549	4,504
	Halliburton Co.	3.800%	11/15/25	44,975	43,529
	Halliburton Co.	4.850%	11/15/35	14,778	14,730
	Halliburton Co.	6.700%	9/15/38	10,025	11,849
	Halliburton Co.	7.450%	9/15/39	4,839	6,039
	Halliburton Co.	4.500%	11/15/41	4,696	4,306
	Halliburton Co.	4.750%	8/1/43	9,380	9,036
	Halliburton Co.	5.000%	11/15/45	17,425	17,276
10	Helmerich & Payne Inc.	4.650%	3/15/25	5,000	5,100
	Hess Corp.	3.500%	7/15/24	5,100	4,751
	Hess Corp.	4.300%	4/1/27	7,760	7,102
	Hess Corp.	7.875%	10/1/29	7,088	8,070
	Hess Corp.	7.300%	8/15/31	4,823	5,288
	Hess Corp.	7.125%	3/15/33	4,642	4,963
	Hess Corp.	6.000%	1/15/40	16,010	14,737
	Hess Corp.	5.600%	2/15/41	14,028	12,435
	Hess Corp.	5.800%	4/1/47	4,553	4,097
	HollyFrontier Corp.	5.875%	4/1/26	2,520	2,581
	Husky Energy Inc.	3.950%	4/15/22	12,571	12,590
	Husky Energy Inc.	4.000%	4/15/24	15,718	15,536
	Husky Energy Inc.	6.800%	9/15/37	2,966	3,501
	Kerr-McGee Corp.	6.950%	7/1/24	9,637	10,766
	Kerr-McGee Corp.	7.875%	9/15/31	3,204	3,832
	Kinder Morgan Energy Partners LP	6.850%	2/15/20	5,558	5,753
	Kinder Morgan Energy Partners LP	6.500%	4/1/20	2,310	2,392
	Kinder Morgan Energy Partners LP	3.500%	3/1/21	7,746	7,727
	Kinder Morgan Energy Partners LP	5.800%	3/1/21	5,785	6,013
	Kinder Morgan Energy Partners LP	5.000%	10/1/21	12,465	12,838
	Kinder Morgan Energy Partners LP	4.150%	3/1/22	6,075	6,107
	Kinder Morgan Energy Partners LP	3.950%	9/1/22	8,250	8,217
	Kinder Morgan Energy Partners LP	3.450%	2/15/23	7,394	7,200
	Kinder Morgan Energy Partners LP	3.500%	9/1/23	13,399	13,084
	Kinder Morgan Energy Partners LP	4.150%	2/1/24	450	447
	Kinder Morgan Energy Partners LP	4.300%	5/1/24	16,770	16,747
	Kinder Morgan Energy Partners LP	4.250%	9/1/24	1,770	1,763
	Kinder Morgan Energy Partners LP	7.400%	3/15/31	285	334
	Kinder Morgan Energy Partners LP	7.300%	8/15/33	3,290	3,859
	Kinder Morgan Energy Partners LP	5.800%	3/15/35	5,549	5,659
	Kinder Morgan Energy Partners LP	6.500%	2/1/37	22,381	24,223
	Kinder Morgan Energy Partners LP	6.950%	1/15/38	4,621	5,205
	Kinder Morgan Energy Partners LP	6.500%	9/1/39	6,095	6,520
	Kinder Morgan Energy Partners LP	6.550%	9/15/40	6,225	6,707
	Kinder Morgan Energy Partners LP	7.500%	11/15/40	6,062	7,127
	Kinder Morgan Energy Partners LP	6.375%	3/1/41	1,650	1,761
	Kinder Morgan Energy Partners LP	5.625%	9/1/41	12,217	12,053
	Kinder Morgan Energy Partners LP	5.000%	8/15/42	1,895	1,740
	Kinder Morgan Energy Partners LP	4.700%	11/1/42	11,424	10,065
	Kinder Morgan Energy Partners LP	5.000%	3/1/43	3,191	2,911
	Kinder Morgan Energy Partners LP	5.500%	3/1/44	11,977	11,625

91

Vanguard® Total Bond Market Index Fund

Schedule of Investments

December 31, 2018

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Kinder Morgan Energy Partners LP	5.400%	9/1/44	1,859	1,775
	Kinder Morgan Inc.	3.150%	1/15/23	2,596	2,519
	Kinder Morgan Inc.	4.300%	6/1/25	12,000	11,936
	Kinder Morgan Inc.	4.300%	3/1/28	13,894	13,629
	Kinder Morgan Inc.	7.800%	8/1/31	4,350	5,234
	Kinder Morgan Inc.	7.750%	1/15/32	9,953	11,938
	Kinder Morgan Inc.	5.300%	12/1/34	12,277	12,081
	Kinder Morgan Inc.	5.550%	6/1/45	23,396	23,104
	Kinder Morgan Inc.	5.050%	2/15/46	250	232
	Kinder Morgan Inc.	5.200%	3/1/48	8,200	7,866
	Magellan Midstream Partners LP	4.250%	2/1/21	3,795	3,852
	Magellan Midstream Partners LP	5.000%	3/1/26	8,250	8,599
	Magellan Midstream Partners LP	5.150%	10/15/43	176	179
	Magellan Midstream Partners LP	4.250%	9/15/46	4,152	3,767
	Magellan Midstream Partners LP	4.200%	10/3/47	8,465	7,695
	Marathon Oil Corp.	2.700%	6/1/20	6,941	6,842
	Marathon Oil Corp.	2.800%	11/1/22	16,653	15,668
	Marathon Oil Corp.	3.850%	6/1/25	11,425	10,732
	Marathon Oil Corp.	4.400%	7/15/27	10,602	10,061
	Marathon Oil Corp.	6.800%	3/15/32	5,993	6,583
	Marathon Oil Corp.	6.600%	10/1/37	8,030	8,913
	Marathon Oil Corp.	5.200%	6/1/45	5,650	5,160
	Marathon Petroleum Corp.	3.400%	12/15/20	5,725	5,730
	Marathon Petroleum Corp.	5.125%	3/1/21	12,054	12,405
10	Marathon Petroleum Corp.	5.375%	10/1/22	2,125	2,148
10	Marathon Petroleum Corp.	4.750%	12/15/23	25,695	26,381
10	Marathon Petroleum Corp.	5.125%	4/1/24	1,000	1,046
	Marathon Petroleum Corp.	3.625%	9/15/24	7,380	7,171
10	Marathon Petroleum Corp.	5.125%	12/15/26	24,210	24,731
10	Marathon Petroleum Corp.	3.800%	4/1/28	5,690	5,339
	Marathon Petroleum Corp.	6.500%	3/1/41	12,790	13,846
	Marathon Petroleum Corp.	4.750%	9/15/44	2,957	2,612
	Marathon Petroleum Corp.	5.850%	12/15/45	1,459	1,445
10	Marathon Petroleum Corp.	4.500%	4/1/48	5,150	4,345
	Marathon Petroleum Corp.	5.000%	9/15/54	4,518	3,977
	MPLX LP	3.375%	3/15/23	4,775	4,634
	MPLX LP	4.500%	7/15/23	22,325	22,579
	MPLX LP	4.875%	12/1/24	31,260	31,986
	MPLX LP	4.000%	2/15/25	3,972	3,850
	MPLX LP	4.875%	6/1/25	3,373	3,400
	MPLX LP	4.125%	3/1/27	18,466	17,564
	MPLX LP	4.000%	3/15/28	10,000	9,406
	MPLX LP	4.800%	2/15/29	2,525	2,510
	MPLX LP	4.500%	4/15/38	16,500	14,462
	MPLX LP	5.200%	3/1/47	10,725	9,970
	MPLX LP	4.700%	4/15/48	14,700	12,766
	MPLX LP	5.500%	2/15/49	16,115	15,629
	MPLX LP	4.900%	4/15/58	6,550	5,534
	National Fuel Gas Co.	4.900%	12/1/21	912	930
	National Fuel Gas Co.	3.750%	3/1/23	3,660	3,581
	National Fuel Gas Co.	5.200%	7/15/25	1,200	1,214
	National Fuel Gas Co.	3.950%	9/15/27	2,500	2,304
	National Fuel Gas Co.	4.750%	9/1/28	9,205	8,950
	National Oilwell Varco Inc.	2.600%	12/1/22	26,111	24,665
	National Oilwell Varco Inc.	3.950%	12/1/42	8,223	6,519
	Noble Energy Inc.	4.150%	12/15/21	11,174	11,228
	Noble Energy Inc.	3.900%	11/15/24	3,875	3,741
	Noble Energy Inc.	3.850%	1/15/28	7,125	6,445
	Noble Energy Inc.	6.000%	3/1/41	12,723	12,461
	Noble Energy Inc.	5.250%	11/15/43	10,637	9,496
	Noble Energy Inc.	5.050%	11/15/44	7,000	6,147
	Noble Energy Inc.	4.950%	8/15/47	5,455	4,776
	Occidental Petroleum Corp.	4.100%	2/1/21	24,016	24,428
	Occidental Petroleum Corp.	3.125%	2/15/22	8,715	8,676

92

Vanguard® Total Bond Market Index Fund

Schedule of Investments

December 31, 2018

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Occidental Petroleum Corp.	2.600%	4/15/22	2,075	2,027
Occidental Petroleum Corp.	2.700%	2/15/23	10,628	10,309
Occidental Petroleum Corp.	3.500%	6/15/25	4,720	4,675
Occidental Petroleum Corp.	3.400%	4/15/26	9,959	9,759
Occidental Petroleum Corp.	4.625%	6/15/45	8,131	8,127
Occidental Petroleum Corp.	4.400%	4/15/46	15,478	15,094
Occidental Petroleum Corp.	4.100%	2/15/47	6,425	6,036
Occidental Petroleum Corp.	4.200%	3/15/48	1,830	1,758
ONEOK Inc.	4.250%	2/1/22	11,925	11,990
ONEOK Inc.	7.500%	9/1/23	7,900	8,894
ONEOK Inc.	4.000%	7/13/27	2,800	2,676
ONEOK Inc.	4.550%	7/15/28	8,275	8,195
ONEOK Inc.	6.000%	6/15/35	1,000	1,041
ONEOK Inc.	4.950%	7/13/47	11,625	10,724
ONEOK Inc.	5.200%	7/15/48	4,750	4,556
ONEOK Partners LP	3.375%	10/1/22	13,237	12,867
ONEOK Partners LP	4.900%	3/15/25	7,219	7,340
ONEOK Partners LP	6.650%	10/1/36	14,069	15,546
ONEOK Partners LP	6.850%	10/15/37	7,025	7,921
ONEOK Partners LP	6.125%	2/1/41	5,045	5,234
Patterson-UTI Energy Inc.	3.950%	2/1/28	5,605	5,052
Petro-Canada	5.350%	7/15/33	3,480	3,798
Petro-Canada	5.950%	5/15/35	7,430	8,124
Petro-Canada	6.800%	5/15/38	9,163	10,715
Phillips 66	4.300%	4/1/22	14,260	14,643
Phillips 66	3.900%	3/15/28	8,560	8,285
Phillips 66	4.650%	11/15/34	4,994	4,875
Phillips 66	5.875%	5/1/42	14,786	16,186
Phillips 66	4.875%	11/15/44	24,091	23,482
Phillips 66 Partners LP	2.646%	2/15/20	1,942	1,926
Phillips 66 Partners LP	3.605%	2/15/25	8,183	7,809
Phillips 66 Partners LP	3.550%	10/1/26	1,650	1,529
Phillips 66 Partners LP	3.750%	3/1/28	3,575	3,308
Phillips 66 Partners LP	4.680%	2/15/45	5,550	5,009
Phillips 66 Partners LP	4.900%	10/1/46	6,650	6,084
Pioneer Natural Resources Co.	3.450%	1/15/21	3,125	3,117
Pioneer Natural Resources Co.	3.950%	7/15/22	21,210	21,253
Pioneer Natural Resources Co.	4.450%	1/15/26	9,020	9,131
Plains All American Pipeline LP / PAA Finance Corp.	5.750%	1/15/20	9,606	9,764
Plains All American Pipeline LP / PAA Finance Corp.	5.000%	2/1/21	6,037	6,115
Plains All American Pipeline LP / PAA Finance Corp.	3.650%	6/1/22	3,984	3,888
Plains All American Pipeline LP / PAA Finance Corp.	2.850%	1/31/23	14,898	14,023
Plains All American Pipeline LP / PAA Finance Corp.	3.850%	10/15/23	3,909	3,747
Plains All American Pipeline LP / PAA Finance Corp.	3.600%	11/1/24	23,165	21,712
Plains All American Pipeline LP / PAA Finance Corp.	4.650%	10/15/25	7,908	7,690
Plains All American Pipeline LP / PAA Finance Corp.	4.500%	12/15/26	8,164	7,803
Plains All American Pipeline LP / PAA Finance Corp.	6.650%	1/15/37	2,225	2,346
Plains All American Pipeline LP / PAA Finance Corp.	5.150%	6/1/42	6,675	5,912
Plains All American Pipeline LP / PAA Finance Corp.	4.300%	1/31/43	10,847	8,569
Plains All American Pipeline LP / PAA Finance Corp.	4.700%	6/15/44	4,985	4,173
Plains All American Pipeline LP / PAA Finance Corp.	4.900%	2/15/45	200	172
Regency Energy Partners LP / Regency Energy Finance Corp.	5.750%	9/1/20	162	166
Regency Energy Partners LP / Regency Energy Finance Corp.	5.875%	3/1/22	9,110	9,474
Regency Energy Partners LP / Regency Energy Finance Corp.	5.000%	10/1/22	20,850	21,257
Regency Energy Partners LP / Regency Energy Finance Corp.	4.500%	11/1/23	14,200	14,147
Sabine Pass Liquefaction LLC	5.625%	2/1/21	32,487	33,462
Sabine Pass Liquefaction LLC	6.250%	3/15/22	14,275	15,007
Sabine Pass Liquefaction LLC	5.625%	4/15/23	15,708	16,395
Sabine Pass Liquefaction LLC	5.750%	5/15/24	27,350	28,672
Sabine Pass Liquefaction LLC	5.625%	3/1/25	27,350	28,411

93

Vanguard® Total Bond Market Index Fund

Schedule of Investments

December 31, 2018

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Sabine Pass Liquefaction LLC	5.875%	6/30/26	27,117	28,608
	Sabine Pass Liquefaction LLC	5.000%	3/15/27	6,709	6,726
	Sabine Pass Liquefaction LLC	4.200%	3/15/28	14,790	14,032
	Schlumberger Investment SA	3.650%	12/1/23	16,205	16,305
	Shell International Finance BV	4.375%	3/25/20	8,024	8,166
	Shell International Finance BV	2.125%	5/11/20	18,100	17,917
	Shell International Finance BV	2.250%	11/10/20	2,686	2,654
	Shell International Finance BV	1.875%	5/10/21	23,000	22,391
	Shell International Finance BV	1.750%	9/12/21	13,425	12,971
	Shell International Finance BV	2.375%	8/21/22	10,741	10,422
	Shell International Finance BV	2.250%	1/6/23	12,328	11,874
	Shell International Finance BV	3.400%	8/12/23	8,470	8,539
	Shell International Finance BV	3.500%	11/13/23	7,500	7,574
	Shell International Finance BV	3.250%	5/11/25	19,315	19,035
	Shell International Finance BV	2.875%	5/10/26	30,020	28,761
	Shell International Finance BV	2.500%	9/12/26	18,325	17,032
	Shell International Finance BV	3.875%	11/13/28	4,025	4,138
	Shell International Finance BV	4.125%	5/11/35	16,455	16,501
	Shell International Finance BV	6.375%	12/15/38	26,442	33,572
	Shell International Finance BV	5.500%	3/25/40	6,603	7,647
	Shell International Finance BV	3.625%	8/21/42	6,400	5,788
	Shell International Finance BV	4.550%	8/12/43	13,346	13,889
	Shell International Finance BV	4.375%	5/11/45	30,334	31,268
	Shell International Finance BV	4.000%	5/10/46	29,886	29,009
	Shell International Finance BV	3.750%	9/12/46	15,982	14,858
	Southern Natural Gas Co. LLC / Southern Natural Issuing Corp.	4.400%	6/15/21	6,418	6,446
	Spectra Energy Partners LP	4.750%	3/15/24	6,080	6,229
	Spectra Energy Partners LP	3.500%	3/15/25	13,680	13,035
	Spectra Energy Partners LP	3.375%	10/15/26	3,090	2,886
	Spectra Energy Partners LP	5.950%	9/25/43	879	938
	Spectra Energy Partners LP	4.500%	3/15/45	11,575	10,622
	Suncor Energy Inc.	3.600%	12/1/24	1,265	1,238
	Suncor Energy Inc.	7.150%	2/1/32	5,003	6,039
	Suncor Energy Inc.	5.950%	12/1/34	260	288
	Suncor Energy Inc.	6.500%	6/15/38	18,838	21,709
	Suncor Energy Inc.	6.850%	6/1/39	2,804	3,413
	Suncor Energy Inc.	4.000%	11/15/47	8,300	7,429
	Sunoco Logistics Partners Operations LP	4.400%	4/1/21	23,000	23,203
	Sunoco Logistics Partners Operations LP	3.450%	1/15/23	1,664	1,617
	Sunoco Logistics Partners Operations LP	4.250%	4/1/24	5,350	5,219
	Sunoco Logistics Partners Operations LP	5.950%	12/1/25	4,275	4,511
	Sunoco Logistics Partners Operations LP	3.900%	7/15/26	5,875	5,388
	Sunoco Logistics Partners Operations LP	4.000%	10/1/27	8,290	7,605
	Sunoco Logistics Partners Operations LP	6.100%	2/15/42	8,240	7,991
	Sunoco Logistics Partners Operations LP	4.950%	1/15/43	1,075	918
	Sunoco Logistics Partners Operations LP	5.300%	4/1/44	12,728	11,244
	Sunoco Logistics Partners Operations LP	5.350%	5/15/45	14,763	13,216
	Sunoco Logistics Partners Operations LP	5.400%	10/1/47	9,750	8,755
	TC PipeLines LP	3.900%	5/25/27	6,500	6,162
	TechnipFMC plc	3.450%	10/1/22	4,942	4,818
	Tennessee Gas Pipeline Co. LLC	7.000%	3/15/27	1,580	1,788
	Tennessee Gas Pipeline Co. LLC	7.000%	10/15/28	2,120	2,415
	Tennessee Gas Pipeline Co. LLC	7.625%	4/1/37	1,692	2,009
10	Texas Eastern Transmission LP	2.800%	10/15/22	165	159
	Texas Eastern Transmission LP	7.000%	7/15/32	5,700	6,721
	Total Capital Canada Ltd.	2.750%	7/15/23	23,140	22,526
	Total Capital International SA	2.750%	6/19/21	26,558	26,359
	Total Capital International SA	2.875%	2/17/22	6,415	6,345
	Total Capital International SA	2.700%	1/25/23	8,950	8,752
	Total Capital International SA	3.700%	1/15/24	19,750	20,062
	Total Capital International SA	3.750%	4/10/24	3,485	3,541
	Total Capital SA	4.450%	6/24/20	12,879	13,130
	Total Capital SA	4.125%	1/28/21	8,556	8,736

94

Vanguard® Total Bond Market Index Fund

Schedule of Investments

December 31, 2018

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Total Capital SA	3.883%	10/11/28	7,000	7,105
	TransCanada PipeLines Ltd.	3.800%	10/1/20	15,255	15,347
	TransCanada PipeLines Ltd.	2.500%	8/1/22	11,855	11,406
	TransCanada PipeLines Ltd.	3.750%	10/16/23	1,650	1,647
	TransCanada PipeLines Ltd.	4.875%	1/15/26	18,372	19,000
	TransCanada PipeLines Ltd.	4.250%	5/15/28	8,290	8,213
	TransCanada PipeLines Ltd.	4.625%	3/1/34	6,536	6,263
	TransCanada PipeLines Ltd.	5.600%	3/31/34	2,755	2,854
	TransCanada PipeLines Ltd.	5.850%	3/15/36	14,415	15,367
	TransCanada PipeLines Ltd.	6.200%	10/15/37	15,909	17,436
	TransCanada PipeLines Ltd.	4.750%	5/15/38	8,645	8,388
	TransCanada PipeLines Ltd.	7.250%	8/15/38	5,936	7,156
	TransCanada PipeLines Ltd.	7.625%	1/15/39	1,613	2,026
	TransCanada PipeLines Ltd.	5.000%	10/16/43	17,750	17,425
	TransCanada PipeLines Ltd.	4.875%	5/15/48	9,900	9,679
	TransCanada PipeLines Ltd.	5.100%	3/15/49	8,500	8,525
	Transcontinental Gas Pipe Line Co. LLC	7.850%	2/1/26	7,515	9,028
	Transcontinental Gas Pipe Line Co. LLC	4.000%	3/15/28	5,400	5,303
	Transcontinental Gas Pipe Line Co. LLC	5.400%	8/15/41	618	636
	Transcontinental Gas Pipe Line Co. LLC	4.450%	8/1/42	650	599
	Transcontinental Gas Pipe Line Co. LLC	4.600%	3/15/48	4,000	3,703
	Valero Energy Corp.	6.125%	2/1/20	7,120	7,329
	Valero Energy Corp.	3.650%	3/15/25	894	855
	Valero Energy Corp.	3.400%	9/15/26	15,895	14,557
	Valero Energy Corp.	4.350%	6/1/28	10,935	10,690
	Valero Energy Corp.	7.500%	4/15/32	8,191	10,038
	Valero Energy Corp.	6.625%	6/15/37	10,493	11,654
	Valero Energy Corp.	4.900%	3/15/45	12,490	11,835
	Valero Energy Partners LP	4.375%	12/15/26	5,592	5,456
	Valero Energy Partners LP	4.500%	3/15/28	4,050	4,006
	Western Gas Partners LP	5.375%	6/1/21	4,957	5,079
	Western Gas Partners LP	4.000%	7/1/22	4,045	3,999
	Western Gas Partners LP	4.650%	7/1/26	2,400	2,294
	Western Gas Partners LP	4.500%	3/1/28	2,480	2,323
	Western Gas Partners LP	4.750%	8/15/28	1,595	1,514
	Western Gas Partners LP	5.450%	4/1/44	7,125	6,202
	Western Gas Partners LP	5.300%	3/1/48	13,750	11,890
	Western Gas Partners LP	5.500%	8/15/48	4,765	4,164
	Williams Cos. Inc.	5.250%	3/15/20	7,398	7,543
	Williams Cos. Inc.	4.000%	11/15/21	5,340	5,333
	Williams Cos. Inc.	3.600%	3/15/22	14,365	14,105
	Williams Cos. Inc.	3.350%	8/15/22	10,525	10,221
	Williams Cos. Inc.	3.700%	1/15/23	14,000	13,647
	Williams Cos. Inc.	4.500%	11/15/23	4,300	4,313
	Williams Cos. Inc.	4.300%	3/4/24	14,823	14,668
	Williams Cos. Inc.	4.550%	6/24/24	26,000	26,190
	Williams Cos. Inc.	3.900%	1/15/25	14,971	14,488
	Williams Cos. Inc.	4.000%	9/15/25	7,975	7,721
	Williams Cos. Inc.	3.750%	6/15/27	20,434	19,207
	Williams Cos. Inc.	7.500%	1/15/31	250	296
	Williams Cos. Inc.	6.300%	4/15/40	4,305	4,576
	Williams Cos. Inc.	5.800%	11/15/43	14,705	14,857
	Williams Cos. Inc.	5.400%	3/4/44	3,400	3,268
	Williams Cos. Inc.	5.750%	6/24/44	7,801	7,779
	Williams Cos. Inc.	4.900%	1/15/45	1,520	1,387
	Williams Cos. Inc.	5.100%	9/15/45	14,475	13,494
	Williams Cos. Inc.	4.850%	3/1/48	9,125	8,316
	Other Industrial (0.1%)
5	Boston University	4.061%	10/1/48	2,835	2,853
	California Institute of Technology GO	4.321%	8/1/45	475	505
	California Institute of Technology GO	4.700%	11/1/11	10,860	11,585
	CBRE Services Inc.	5.250%	3/15/25	4,975	5,195
	CBRE Services Inc.	4.875%	3/1/26	13,255	13,567

95

Vanguard® Total Bond Market Index Fund

Schedule of Investments

December 31, 2018

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Cintas Corp. No 2	2.900%	4/1/22	4,625	4,542
	Cintas Corp. No 2	3.250%	6/1/22	3,965	3,934
	Cintas Corp. No 2	3.700%	4/1/27	10,805	10,560
	Fluor Corp.	3.500%	12/15/24	10,079	9,722
	Fluor Corp.	4.250%	9/15/28	7,610	7,302
5	Johns Hopkins University Maryland GO	4.083%	7/1/53	3,900	4,008
5	Massachusetts Institute of Technology GO	3.959%	7/1/38	7,775	7,927
	Massachusetts Institute of Technology GO	5.600%	7/1/11	9,921	12,830
	Massachusetts Institute of Technology GO	4.678%	7/1/14	5,475	5,880
	Massachusetts Institute of Technology GO	3.885%	7/1/16	6,925	6,324
5	Northwestern University Illinois GO	4.643%	12/1/44	6,125	6,797
5	Northwestern University Illinois GO	3.662%	12/1/57	2,800	2,667
	President & Fellows of Harvard College Massachusetts GO	3.619%	10/1/37	2,500	2,483
10	President & Fellows of Harvard College Massachusetts GO	6.500%	1/15/39	100	138
	President & Fellows of Harvard College Massachusetts Revenue	3.300%	7/15/56	2,660	2,390
5	Rice University Texas GO	3.574%	5/15/45	14,660	14,156
	Stanford University California GO	3.647%	5/1/48	5,019	4,909
5	University of Chicago	4.003%	10/1/53	6,510	6,444
5	University of Notre Dame du Lac	3.438%	2/15/45	7,000	6,684
	University of Notre Dame du Lac	3.394%	2/15/48	4,275	4,057
	University of Pennsylvania GO	4.674%	9/1/12	10,175	10,917
5	University of Southern California GO	3.028%	10/1/39	9,125	8,299
5	University of Southern California GO	3.841%	10/1/47	12,300	12,196
	Technology (2.1%)
	Adobe Inc.	4.750%	2/1/20	5,849	5,965
	Adobe Inc.	3.250%	2/1/25	10,525	10,344
	Alphabet Inc.	3.625%	5/19/21	13,255	13,505
	Altera Corp.	4.100%	11/15/23	7,030	7,288
	Amphenol Corp.	2.200%	4/1/20	3,950	3,893
	Amphenol Corp.	4.000%	2/1/22	590	603
	Amphenol Corp.	3.200%	4/1/24	3,650	3,482
	Analog Devices Inc.	2.850%	3/12/20	5,470	5,438
	Analog Devices Inc.	2.950%	1/12/21	205	203
	Analog Devices Inc.	2.500%	12/5/21	5,375	5,196
	Analog Devices Inc.	2.875%	6/1/23	12,650	12,260
	Analog Devices Inc.	3.125%	12/5/23	8,916	8,587
	Analog Devices Inc.	3.500%	12/5/26	10,075	9,574
	Apple Inc.	1.550%	2/7/20	14,195	14,022
	Apple Inc.	1.900%	2/7/20	8,050	7,973
	Apple Inc.	2.000%	5/6/20	7,715	7,637
	Apple Inc.	1.800%	5/11/20	9,609	9,495
	Apple Inc.	2.000%	11/13/20	13,400	13,209
	Apple Inc.	2.250%	2/23/21	34,381	33,998
	Apple Inc.	2.850%	5/6/21	44,270	44,280
	Apple Inc.	1.550%	8/4/21	19,841	19,179
	Apple Inc.	2.150%	2/9/22	18,725	18,247
	Apple Inc.	2.500%	2/9/22	16,070	15,821
	Apple Inc.	2.300%	5/11/22	14,255	13,913
	Apple Inc.	2.700%	5/13/22	19,184	18,960
	Apple Inc.	2.400%	1/13/23	15,822	15,348
	Apple Inc.	2.850%	2/23/23	18,570	18,293
	Apple Inc.	2.400%	5/3/23	43,234	41,865
	Apple Inc.	3.000%	2/9/24	11,707	11,523
	Apple Inc.	3.450%	5/6/24	19,557	19,672
	Apple Inc.	2.850%	5/11/24	24,205	23,583
	Apple Inc.	2.750%	1/13/25	15,075	14,476
	Apple Inc.	2.500%	2/9/25	13,187	12,450
	Apple Inc.	3.200%	5/13/25	16,860	16,624
	Apple Inc.	3.250%	2/23/26	57,448	56,134
	Apple Inc.	2.450%	8/4/26	24,488	22,654

96

Vanguard® Total Bond Market Index Fund

Schedule of Investments

December 31, 2018

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Apple Inc.	3.350%	2/9/27	19,615	19,157
Apple Inc.	3.200%	5/11/27	21,345	20,604
Apple Inc.	2.900%	9/12/27	37,423	35,145
Apple Inc.	4.500%	2/23/36	13,110	13,827
Apple Inc.	3.850%	5/4/43	34,750	32,989
Apple Inc.	4.450%	5/6/44	11,275	11,598
Apple Inc.	3.450%	2/9/45	8,124	7,194
Apple Inc.	4.375%	5/13/45	21,075	21,376
Apple Inc.	4.650%	2/23/46	57,226	60,854
Apple Inc.	3.850%	8/4/46	32,450	30,636
Apple Inc.	4.250%	2/9/47	3,270	3,273
Apple Inc.	3.750%	9/12/47	10,710	9,854
Apple Inc.	3.750%	11/13/47	17,113	15,794
Applied Materials Inc.	2.625%	10/1/20	6,100	6,057
Applied Materials Inc.	4.300%	6/15/21	8,012	8,233
Applied Materials Inc.	3.900%	10/1/25	17,050	16,983
Applied Materials Inc.	3.300%	4/1/27	12,825	12,246
Applied Materials Inc.	5.100%	10/1/35	5,223	5,571
Applied Materials Inc.	5.850%	6/15/41	7,166	8,414
Applied Materials Inc.	4.350%	4/1/47	10,375	10,174
Arrow Electronics Inc.	3.500%	4/1/22	4,350	4,283
Arrow Electronics Inc.	4.500%	3/1/23	2,154	2,170
Arrow Electronics Inc.	3.250%	9/8/24	5,600	5,205
Arrow Electronics Inc.	4.000%	4/1/25	3,785	3,654
Arrow Electronics Inc.	3.875%	1/12/28	5,600	5,069
Autodesk Inc.	3.125%	6/15/20	2,500	2,486
Autodesk Inc.	3.600%	12/15/22	1,675	1,648
Autodesk Inc.	4.375%	6/15/25	3,900	3,913
Autodesk Inc.	3.500%	6/15/27	5,110	4,745
Avnet Inc.	5.875%	6/15/20	50	51
Avnet Inc.	3.750%	12/1/21	1,950	1,960
Avnet Inc.	4.875%	12/1/22	6,870	6,974
Avnet Inc.	4.625%	4/15/26	5,855	5,671
Baidu Inc.	2.875%	7/6/22	10,000	9,712
Baidu Inc.	3.500%	11/28/22	8,525	8,455
Baidu Inc.	3.875%	9/29/23	10,550	10,517
Baidu Inc.	4.375%	5/14/24	7,500	7,562
Baidu Inc.	3.625%	7/6/27	8,950	8,356
Baidu Inc.	4.375%	3/29/28	5,000	4,895
Broadcom Corp. / Broadcom Cayman Finance Ltd.	2.375%	1/15/20	17,065	16,851
Broadcom Corp. / Broadcom Cayman Finance Ltd.	2.200%	1/15/21	9,375	9,106
Broadcom Corp. / Broadcom Cayman Finance Ltd.	3.000%	1/15/22	42,425	40,758
Broadcom Corp. / Broadcom Cayman Finance Ltd.	2.650%	1/15/23	13,900	12,855
Broadcom Corp. / Broadcom Cayman Finance Ltd.	3.625%	1/15/24	26,990	25,416
Broadcom Corp. / Broadcom Cayman Finance Ltd.	3.125%	1/15/25	15,150	13,564
Broadcom Corp. / Broadcom Cayman Finance Ltd.	3.875%	1/15/27	59,800	53,535
Broadridge Financial Solutions Inc.	3.950%	9/1/20	2,425	2,421
Broadridge Financial Solutions Inc.	3.400%	6/27/26	4,400	4,131
CA Inc.	3.600%	8/1/20	6,400	6,381
Cadence Design Systems Inc.	4.375%	10/15/24	3,975	4,015
Cisco Systems Inc.	4.450%	1/15/20	32,528	33,014
Cisco Systems Inc.	2.450%	6/15/20	16,150	16,038
Cisco Systems Inc.	2.200%	2/28/21	52,103	51,326
Cisco Systems Inc.	2.900%	3/4/21	2,150	2,150
Cisco Systems Inc.	1.850%	9/20/21	8,675	8,435
Cisco Systems Inc.	3.000%	6/15/22	57	57
Cisco Systems Inc.	2.600%	2/28/23	2,650	2,581
Cisco Systems Inc.	2.200%	9/20/23	7,800	7,472
Cisco Systems Inc.	3.625%	3/4/24	9,275	9,467
Cisco Systems Inc.	2.950%	2/28/26	1,155	1,104
Cisco Systems Inc.	2.500%	9/20/26	8,900	8,242
Cisco Systems Inc.	5.900%	2/15/39	24,226	29,767
Cisco Systems Inc.	5.500%	1/15/40	21,835	25,829
Citrix Systems Inc.	4.500%	12/1/27	8,350	7,912

97

Vanguard® Total Bond Market Index Fund

Schedule of Investments

December 31, 2018

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Corning Inc.	4.250%	8/15/20	7,474	7,598
	Corning Inc.	2.900%	5/15/22	3,675	3,618
	Corning Inc.	4.700%	3/15/37	825	799
	Corning Inc.	5.750%	8/15/40	4,731	5,189
	Corning Inc.	5.350%	11/15/48	5,875	6,043
	Corning Inc.	4.375%	11/15/57	8,275	6,964
10	Dell International LLC / EMC Corp.	4.420%	6/15/21	47,824	47,736
10	Dell International LLC / EMC Corp.	5.450%	6/15/23	53,095	54,095
10	Dell International LLC / EMC Corp.	6.020%	6/15/26	54,224	54,493
10	Dell International LLC / EMC Corp.	8.100%	7/15/36	17,123	18,404
10	Dell International LLC / EMC Corp.	8.350%	7/15/46	25,310	27,444
	DXC Technology Co.	2.875%	3/27/20	6,435	6,410
	DXC Technology Co.	4.250%	4/15/24	13,674	13,649
	DXC Technology Co.	4.750%	4/15/27	9,250	9,233
	Equifax Inc.	2.300%	6/1/21	10,450	10,043
	Equifax Inc.	3.600%	8/15/21	1,550	1,541
	Equifax Inc.	3.300%	12/15/22	2,000	1,950
	Equifax Inc.	3.950%	6/15/23	2,500	2,469
	Fidelity National Information Services Inc.	3.625%	10/15/20	19,081	19,141
	Fidelity National Information Services Inc.	2.250%	8/15/21	5,900	5,673
	Fidelity National Information Services Inc.	4.500%	10/15/22	3,000	3,094
	Fidelity National Information Services Inc.	3.500%	4/15/23	8,081	7,961
	Fidelity National Information Services Inc.	3.875%	6/5/24	1,043	1,036
	Fidelity National Information Services Inc.	5.000%	10/15/25	6,536	6,753
	Fidelity National Information Services Inc.	3.000%	8/15/26	19,010	17,435
	Fidelity National Information Services Inc.	4.500%	8/15/46	5,751	5,240
	Fidelity National Information Services Inc.	4.750%	5/15/48	7,030	6,572
	Fiserv Inc.	2.700%	6/1/20	9,211	9,138
	Fiserv Inc.	4.750%	6/15/21	550	565
	Fiserv Inc.	3.500%	10/1/22	9,291	9,220
	Fiserv Inc.	3.800%	10/1/23	10,975	10,966
	Fiserv Inc.	3.850%	6/1/25	11,494	11,400
	Fiserv Inc.	4.200%	10/1/28	8,945	8,919
	Flex Ltd.	4.625%	2/15/20	5,375	5,405
	Flex Ltd.	5.000%	2/15/23	8,020	8,023
	Hewlett Packard Enterprise Co.	3.600%	10/15/20	43,185	43,324
	Hewlett Packard Enterprise Co.	3.500%	10/5/21	2,700	2,704
	Hewlett Packard Enterprise Co.	4.400%	10/15/22	22,055	22,518
	Hewlett Packard Enterprise Co.	4.900%	10/15/25	27,265	27,489
	Hewlett Packard Enterprise Co.	6.200%	10/15/35	8,903	8,717
	Hewlett Packard Enterprise Co.	6.350%	10/15/45	21,701	20,166
	HP Inc.	3.750%	12/1/20	1,149	1,157
	HP Inc.	4.050%	9/15/22	1,875	1,898
	HP Inc.	6.000%	9/15/41	9,210	9,160
	IBM Credit LLC	3.450%	11/30/20	5,625	5,657
	IBM Credit LLC	1.800%	1/20/21	7,720	7,499
	IBM Credit LLC	2.650%	2/5/21	18,500	18,245
	IBM Credit LLC	3.600%	11/30/21	5,450	5,455
	IBM Credit LLC	2.200%	9/8/22	7,850	7,475
	IBM Credit LLC	3.000%	2/6/23	12,750	12,462
	Intel Corp.	1.850%	5/11/20	6,325	6,248
	Intel Corp.	2.450%	7/29/20	23,526	23,386
	Intel Corp.	1.700%	5/19/21	5,500	5,336
	Intel Corp.	3.300%	10/1/21	16,056	16,224
	Intel Corp.	3.100%	7/29/22	14,701	14,677
	Intel Corp.	2.700%	12/15/22	22,102	21,713
	Intel Corp.	2.875%	5/11/24	13,690	13,290
	Intel Corp.	3.700%	7/29/25	30,716	30,972
	Intel Corp.	2.600%	5/19/26	5,963	5,574
	Intel Corp.	4.000%	12/15/32	6,275	6,447
	Intel Corp.	4.800%	10/1/41	9,032	9,736
	Intel Corp.	4.900%	7/29/45	250	273
	Intel Corp.	4.100%	5/19/46	13,225	12,948
	Intel Corp.	4.100%	5/11/47	9,664	9,354

98

Vanguard® Total Bond Market Index Fund

Schedule of Investments

December 31, 2018

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Intel Corp.	3.734%	12/8/47	38,969	36,247
International Business Machines Corp.	1.900%	1/27/20	15,700	15,510
International Business Machines Corp.	1.625%	5/15/20	2,400	2,350
International Business Machines Corp.	2.250%	2/19/21	15,250	14,927
International Business Machines Corp.	2.500%	1/27/22	9,440	9,176
International Business Machines Corp.	1.875%	8/1/22	3,300	3,114
International Business Machines Corp.	2.875%	11/9/22	21,935	21,331
International Business Machines Corp.	3.375%	8/1/23	16,250	15,990
International Business Machines Corp.	3.625%	2/12/24	21,825	21,751
International Business Machines Corp.	7.000%	10/30/25	3,815	4,506
International Business Machines Corp.	3.450%	2/19/26	10,697	10,402
International Business Machines Corp.	6.220%	8/1/27	5,550	6,352
International Business Machines Corp.	6.500%	1/15/28	620	720
International Business Machines Corp.	5.875%	11/29/32	5,775	6,775
International Business Machines Corp.	5.600%	11/30/39	9,460	10,446
International Business Machines Corp.	4.000%	6/20/42	24,164	21,891
Jabil Inc.	5.625%	12/15/20	2,300	2,372
Jabil Inc.	4.700%	9/15/22	500	505
Jabil Inc.	3.950%	1/12/28	6,860	6,158
Juniper Networks Inc.	3.300%	6/15/20	3,950	3,933
Juniper Networks Inc.	4.600%	3/15/21	3,880	3,938
Juniper Networks Inc.	4.500%	3/15/24	2,965	3,026
Juniper Networks Inc.	4.350%	6/15/25	4,000	3,928
Juniper Networks Inc.	5.950%	3/15/41	4,471	4,439
Keysight Technologies Inc.	4.550%	10/30/24	6,600	6,746
Keysight Technologies Inc.	4.600%	4/6/27	7,300	7,262
KLA-Tencor Corp.	4.125%	11/1/21	10,535	10,660
KLA-Tencor Corp.	4.650%	11/1/24	15,604	15,892
Lam Research Corp.	2.750%	3/15/20	5,750	5,702
Lam Research Corp.	2.800%	6/15/21	8,350	8,206
Lam Research Corp.	3.800%	3/15/25	5,500	5,447
Marvell Technology Group Ltd.	4.200%	6/22/23	5,750	5,721
Marvell Technology Group Ltd.	4.875%	6/22/28	6,575	6,394
Maxim Integrated Products Inc.	3.375%	3/15/23	5,200	5,084
Maxim Integrated Products Inc.	3.450%	6/15/27	7,400	6,866
Microsoft Corp.	1.850%	2/6/20	15,595	15,480
Microsoft Corp.	1.850%	2/12/20	15,148	15,003
Microsoft Corp.	3.000%	10/1/20	8,505	8,552
Microsoft Corp.	2.000%	11/3/20	51,813	51,250
Microsoft Corp.	4.000%	2/8/21	5,025	5,170
Microsoft Corp.	1.550%	8/8/21	29,595	28,755
Microsoft Corp.	2.400%	2/6/22	24,370	24,063
Microsoft Corp.	2.375%	2/12/22	18,990	18,741
Microsoft Corp.	2.650%	11/3/22	18,051	17,889
Microsoft Corp.	2.375%	5/1/23	9,178	8,951
Microsoft Corp.	2.000%	8/8/23	19,932	19,117
Microsoft Corp.	2.875%	2/6/24	32,057	31,678
Microsoft Corp.	2.700%	2/12/25	11,768	11,364
Microsoft Corp.	3.125%	11/3/25	37,041	36,611
Microsoft Corp.	2.400%	8/8/26	46,651	43,562
Microsoft Corp.	3.300%	2/6/27	19,700	19,525
Microsoft Corp.	3.500%	2/12/35	18,843	18,092
Microsoft Corp.	4.200%	11/3/35	7,210	7,517
Microsoft Corp.	3.450%	8/8/36	34,236	32,397
Microsoft Corp.	4.100%	2/6/37	30,220	31,063
Microsoft Corp.	5.200%	6/1/39	741	858
Microsoft Corp.	4.500%	10/1/40	7,482	8,017
Microsoft Corp.	5.300%	2/8/41	5,988	7,090
Microsoft Corp.	3.500%	11/15/42	13,200	12,260
Microsoft Corp.	3.750%	5/1/43	5,906	5,710
Microsoft Corp.	4.875%	12/15/43	7,557	8,538
Microsoft Corp.	3.750%	2/12/45	21,975	21,319
Microsoft Corp.	4.450%	11/3/45	52,130	55,576
Microsoft Corp.	3.700%	8/8/46	60,417	57,854

99

Vanguard® Total Bond Market Index Fund

Schedule of Investments

December 31, 2018

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Microsoft Corp.	4.250%	2/6/47	19,828	20,819
	Microsoft Corp.	4.000%	2/12/55	25,955	25,546
	Microsoft Corp.	3.950%	8/8/56	16,833	16,497
	Microsoft Corp.	4.500%	2/6/57	20,818	22,442
	Motorola Solutions Inc.	3.500%	9/1/21	125	123
	Motorola Solutions Inc.	3.750%	5/15/22	8,137	8,031
	Motorola Solutions Inc.	3.500%	3/1/23	8,425	8,109
	Motorola Solutions Inc.	4.000%	9/1/24	6,651	6,474
	Motorola Solutions Inc.	4.600%	2/23/28	11,790	11,201
	Motorola Solutions Inc.	5.500%	9/1/44	4,440	4,064
	NetApp Inc.	3.300%	9/29/24	4,450	4,191
	NVIDIA Corp.	2.200%	9/16/21	11,100	10,826
	NVIDIA Corp.	3.200%	9/16/26	11,300	10,708
10	NXP BV / NXP Funding LLC	4.875%	3/1/24	7,650	7,669
10	NXP BV / NXP Funding LLC	5.350%	3/1/26	5,650	5,735
	Oracle Corp.	3.875%	7/15/20	13,665	13,878
	Oracle Corp.	2.800%	7/8/21	10,143	10,094
	Oracle Corp.	1.900%	9/15/21	77,563	75,072
	Oracle Corp.	2.500%	5/15/22	18,816	18,411
	Oracle Corp.	2.500%	10/15/22	13,669	13,293
	Oracle Corp.	2.625%	2/15/23	12,661	12,312
	Oracle Corp.	3.625%	7/15/23	565	572
	Oracle Corp.	2.400%	9/15/23	27,602	26,437
	Oracle Corp.	3.400%	7/8/24	36,685	36,543
	Oracle Corp.	2.950%	11/15/24	24,920	24,240
	Oracle Corp.	2.950%	5/15/25	40,077	38,460
	Oracle Corp.	2.650%	7/15/26	58,210	53,838
	Oracle Corp.	3.250%	5/15/30	5,170	4,834
	Oracle Corp.	4.300%	7/8/34	19,870	20,019
	Oracle Corp.	3.900%	5/15/35	13,697	13,083
	Oracle Corp.	3.850%	7/15/36	23,705	22,085
	Oracle Corp.	3.800%	11/15/37	18,924	17,677
	Oracle Corp.	6.125%	7/8/39	15,143	18,202
	Oracle Corp.	5.375%	7/15/40	30,033	33,307
	Oracle Corp.	4.500%	7/8/44	10,641	10,667
	Oracle Corp.	4.125%	5/15/45	22,825	21,735
	Oracle Corp.	4.000%	7/15/46	32,260	30,193
	Oracle Corp.	4.000%	11/15/47	23,150	21,630
	Oracle Corp.	4.375%	5/15/55	13,077	12,869
	QUALCOMM Inc.	2.250%	5/20/20	10,275	10,132
	QUALCOMM Inc.	3.000%	5/20/22	21,225	20,884
	QUALCOMM Inc.	2.600%	1/30/23	22,025	21,166
	QUALCOMM Inc.	2.900%	5/20/24	17,320	16,488
	QUALCOMM Inc.	3.450%	5/20/25	22,183	21,228
	QUALCOMM Inc.	3.250%	5/20/27	19,805	18,452
	QUALCOMM Inc.	4.650%	5/20/35	11,022	10,640
	QUALCOMM Inc.	4.800%	5/20/45	15,587	14,845
	QUALCOMM Inc.	4.300%	5/20/47	15,630	13,978
	salesforce.com Inc.	3.250%	4/11/23	11,050	11,068
	salesforce.com Inc.	3.700%	4/11/28	16,000	16,054
	Seagate HDD Cayman	4.250%	3/1/22	3,250	3,120
	Seagate HDD Cayman	4.750%	6/1/23	9,950	9,353
	Seagate HDD Cayman	4.875%	3/1/24	6,275	5,726
	Seagate HDD Cayman	4.750%	1/1/25	10,078	8,919
	Seagate HDD Cayman	4.875%	6/1/27	8,025	6,801
	Seagate HDD Cayman	5.750%	12/1/34	5,600	4,326
	Tech Data Corp.	3.700%	2/15/22	7,735	7,513
	Tech Data Corp.	4.950%	2/15/27	5,000	4,695
	Texas Instruments Inc.	2.750%	3/12/21	6,825	6,800
	Texas Instruments Inc.	1.850%	5/15/22	5,450	5,248
	Texas Instruments Inc.	2.625%	5/15/24	3,475	3,352
	Texas Instruments Inc.	2.900%	11/3/27	8,625	8,174
	Texas Instruments Inc.	4.150%	5/15/48	16,838	16,863
	Total System Services Inc.	3.800%	4/1/21	8,420	8,420

100

Vanguard® Total Bond Market Index Fund

Schedule of Investments

December 31, 2018

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Total System Services Inc.	3.750%	6/1/23	4,148	4,079
	Total System Services Inc.	4.000%	6/1/23	6,950	6,948
	Total System Services Inc.	4.800%	4/1/26	7,800	7,839
	Total System Services Inc.	4.450%	6/1/28	4,685	4,597
	Trimble Inc.	4.150%	6/15/23	1,325	1,332
	Trimble Inc.	4.750%	12/1/24	4,025	4,083
	Trimble Inc.	4.900%	6/15/28	8,975	8,700
	Tyco Electronics Group SA	3.500%	2/3/22	2,200	2,193
	Tyco Electronics Group SA	3.450%	8/1/24	5,050	4,923
	Tyco Electronics Group SA	3.700%	2/15/26	1,000	981
	Tyco Electronics Group SA	3.125%	8/15/27	12,120	11,195
	Tyco Electronics Group SA	7.125%	10/1/37	10,000	12,720
	Verisk Analytics Inc.	5.800%	5/1/21	4,650	4,883
	Verisk Analytics Inc.	4.125%	9/12/22	5,965	6,031
	Verisk Analytics Inc.	4.000%	6/15/25	9,175	9,192
	Verisk Analytics Inc.	5.500%	6/15/45	9,550	9,678
	VMware Inc.	2.300%	8/21/20	13,025	12,708
	VMware Inc.	2.950%	8/21/22	18,725	17,872
	VMware Inc.	3.900%	8/21/27	13,249	11,777
	Xilinx Inc.	3.000%	3/15/21	10,700	10,662
	Xilinx Inc.	2.950%	6/1/24	7,000	6,672
	Transportation (0.6%)
5	American Airlines 2011-1 Class A Pass Through Trust	5.250%	7/31/22	672	684
5	American Airlines 2013-1 Class A Pass Through Trust	4.000%	1/15/27	911	907
5	American Airlines 2013-2 Class A Pass Through Trust	4.950%	7/15/24	6,631	6,741
5	American Airlines 2014-1 Class A Pass Through Trust	3.700%	4/1/28	2,839	2,742
5	American Airlines 2015-1 Class A Pass Through Trust	3.375%	11/1/28	2,422	2,305
5	American Airlines 2015-1 Class B Pass Through Trust	3.700%	11/1/24	1,770	1,712
5	American Airlines 2015-2 Class AA Pass Through Trust	3.600%	9/22/27	943	909
5	American Airlines 2016-1 Class A Pass Through Trust	4.100%	1/15/28	3,052	2,999
5	American Airlines 2016-1 Class AA Pass Through Trust	3.575%	1/15/28	3,233	3,129
5	American Airlines 2016-2 Class A Pass Through Trust	3.650%	6/15/28	6,027	5,811
5	American Airlines 2016-2 Class AA Pass Through Trust	3.200%	12/15/29	9,355	8,797
5	American Airlines 2016-3 Class A Pass Through Trust	3.250%	4/15/30	2,120	1,970
5	American Airlines 2016-3 Class AA Pass Through Trust	3.000%	10/15/28	5,533	5,123
5	American Airlines 2017-1 Class AA Pass Through Trust	3.650%	8/15/30	2,356	2,271
5	American Airlines 2017-1B Class B Pass Through Trust	4.950%	2/15/25	1,316	1,312
5	American Airlines 2017-2 Class AA Pass Through Trust	3.350%	10/15/29	1,946	1,837
	Burlington Northern Santa Fe LLC	3.600%	9/1/20	5,800	5,824
	Burlington Northern Santa Fe LLC	4.100%	6/1/21	700	717
	Burlington Northern Santa Fe LLC	3.450%	9/15/21	9,225	9,298
	Burlington Northern Santa Fe LLC	3.050%	3/15/22	4,990	4,981
	Burlington Northern Santa Fe LLC	3.050%	9/1/22	6,391	6,341
	Burlington Northern Santa Fe LLC	3.000%	3/15/23	7,506	7,413
	Burlington Northern Santa Fe LLC	3.850%	9/1/23	5,301	5,410
	Burlington Northern Santa Fe LLC	3.750%	4/1/24	8,267	8,449
	Burlington Northern Santa Fe LLC	3.400%	9/1/24	5,590	5,568
	Burlington Northern Santa Fe LLC	3.000%	4/1/25	14,785	14,425
	Burlington Northern Santa Fe LLC	3.650%	9/1/25	6,263	6,301
	Burlington Northern Santa Fe LLC	7.000%	12/15/25	1,131	1,351
	Burlington Northern Santa Fe LLC	3.250%	6/15/27	5,445	5,340
	Burlington Northern Santa Fe LLC	6.200%	8/15/36	3,300	4,022
	Burlington Northern Santa Fe LLC	6.150%	5/1/37	2,777	3,419
	Burlington Northern Santa Fe LLC	5.750%	5/1/40	9,010	10,542
	Burlington Northern Santa Fe LLC	5.050%	3/1/41	6,535	7,131
	Burlington Northern Santa Fe LLC	5.400%	6/1/41	8,340	9,458
	Burlington Northern Santa Fe LLC	4.950%	9/15/41	4,350	4,758
	Burlington Northern Santa Fe LLC	4.400%	3/15/42	6,956	6,998
	Burlington Northern Santa Fe LLC	4.375%	9/1/42	10,426	10,463
	Burlington Northern Santa Fe LLC	4.450%	3/15/43	14,035	14,247
	Burlington Northern Santa Fe LLC	5.150%	9/1/43	7,525	8,319
	Burlington Northern Santa Fe LLC	4.900%	4/1/44	7,481	8,070
	Burlington Northern Santa Fe LLC	4.550%	9/1/44	8,977	9,266

101

Vanguard® Total Bond Market Index Fund

Schedule of Investments

December 31, 2018

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Burlington Northern Santa Fe LLC	4.150%	4/1/45	9,334	9,013
	Burlington Northern Santa Fe LLC	4.700%	9/1/45	7,490	7,854
	Burlington Northern Santa Fe LLC	3.900%	8/1/46	11,408	10,904
	Burlington Northern Santa Fe LLC	4.125%	6/15/47	11,485	11,268
	Burlington Northern Santa Fe LLC	4.050%	6/15/48	6,050	5,788
	Burlington Northern Santa Fe LLC	4.150%	12/15/48	11,225	10,941
	Canadian National Railway Co.	2.400%	2/3/20	9,600	9,544
	Canadian National Railway Co.	2.850%	12/15/21	2,410	2,396
	Canadian National Railway Co.	2.950%	11/21/24	1,550	1,515
	Canadian National Railway Co.	2.750%	3/1/26	4,592	4,388
	Canadian National Railway Co.	6.900%	7/15/28	1,610	2,008
	Canadian National Railway Co.	6.250%	8/1/34	1,225	1,513
	Canadian National Railway Co.	6.200%	6/1/36	3,118	3,834
	Canadian National Railway Co.	6.375%	11/15/37	2,568	3,240
	Canadian National Railway Co.	3.200%	8/2/46	1,100	950
	Canadian National Railway Co.	3.650%	2/3/48	11,185	10,459
	Canadian Pacific Railway Co.	9.450%	8/1/21	1,000	1,145
	Canadian Pacific Railway Co.	4.500%	1/15/22	5,500	5,672
	Canadian Pacific Railway Co.	4.450%	3/15/23	6,303	6,515
	Canadian Pacific Railway Co.	2.900%	2/1/25	7,022	6,724
	Canadian Pacific Railway Co.	7.125%	10/15/31	2,910	3,664
	Canadian Pacific Railway Co.	5.750%	3/15/33	375	419
	Canadian Pacific Railway Co.	4.800%	9/15/35	785	819
	Canadian Pacific Railway Co.	5.950%	5/15/37	14,454	16,913
	Canadian Pacific Railway Co.	5.750%	1/15/42	13,745	15,782
	Canadian Pacific Railway Co.	4.800%	8/1/45	425	446
	Canadian Pacific Railway Co.	6.125%	9/15/15	3,260	3,806
	CH Robinson Worldwide Inc.	4.200%	4/15/28	2,800	2,805
5	Continental Airlines 2007-1 Class A Pass Through Trust	5.983%	10/19/23	2,574	2,699
5	Continental Airlines 2009-2 Class A Pass Through Trust	7.250%	5/10/21	2,663	2,743
5	Continental Airlines 2010-1 Class A Pass Through Trust	4.750%	7/12/22	3,505	3,548
5	Continental Airlines 2012-1 Class A Pass Through Trust	4.150%	10/11/25	2,965	2,956
5	Continental Airlines 2012-2 Class A Pass Through Trust	4.000%	4/29/26	1,009	997
	CSX Corp.	3.700%	10/30/20	1,255	1,268
	CSX Corp.	4.250%	6/1/21	4,365	4,486
	CSX Corp.	3.700%	11/1/23	5,500	5,551
	CSX Corp.	3.400%	8/1/24	3,500	3,500
	CSX Corp.	3.350%	11/1/25	10,090	9,786
	CSX Corp.	2.600%	11/1/26	5,750	5,197
	CSX Corp.	3.250%	6/1/27	9,169	8,622
	CSX Corp.	3.800%	3/1/28	9,225	9,009
	CSX Corp.	6.000%	10/1/36	6,569	7,553
	CSX Corp.	6.150%	5/1/37	3,747	4,445
	CSX Corp.	6.220%	4/30/40	7,850	9,459
	CSX Corp.	5.500%	4/15/41	8,567	9,595
	CSX Corp.	4.750%	5/30/42	4,705	4,732
	CSX Corp.	4.400%	3/1/43	313	302
	CSX Corp.	4.100%	3/15/44	7,150	6,641
	CSX Corp.	3.800%	11/1/46	4,675	4,132
	CSX Corp.	4.300%	3/1/48	8,050	7,678
	CSX Corp.	4.750%	11/15/48	7,225	7,305
	CSX Corp.	3.950%	5/1/50	4,765	4,217
	CSX Corp.	4.500%	8/1/54	275	263
	CSX Corp.	4.250%	11/1/66	8,495	7,478
	CSX Corp.	4.650%	3/1/68	8,550	7,774
5	Delta Air Lines 2007-1 Class A Pass Through Trust	6.821%	2/10/24	3,729	4,045
5	Delta Air Lines 2010-2 Class A Pass Through Trust	4.950%	11/23/20	390	392
5	Delta Air Lines 2012-1 Class A Pass Through Trust	4.750%	11/7/21	414	419
5	Delta Air Lines 2015-1 Class AA Pass Through Trust	3.625%	7/30/27	3,439	3,415
	Delta Air Lines Inc.	2.875%	3/13/20	9,900	9,870
	Delta Air Lines Inc.	2.600%	12/4/20	6,775	6,649
	Delta Air Lines Inc.	3.400%	4/19/21	6,450	6,411
	Delta Air Lines Inc.	3.625%	3/15/22	9,975	9,784
	Delta Air Lines Inc.	3.800%	4/19/23	7,725	7,590

102

Vanguard® Total Bond Market Index Fund

Schedule of Investments

December 31, 2018

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Delta Air Lines Inc.	4.375%	4/19/28	6,925	6,633
	FedEx Corp.	2.300%	2/1/20	4,660	4,617
	FedEx Corp.	2.625%	8/1/22	5,665	5,507
	FedEx Corp.	4.000%	1/15/24	6,136	6,218
	FedEx Corp.	3.200%	2/1/25	6,564	6,298
	FedEx Corp.	3.250%	4/1/26	7,395	7,024
	FedEx Corp.	3.300%	3/15/27	5,725	5,383
	FedEx Corp.	3.400%	2/15/28	7,340	6,885
	FedEx Corp.	4.900%	1/15/34	502	509
	FedEx Corp.	3.900%	2/1/35	8,016	7,238
	FedEx Corp.	3.875%	8/1/42	1,995	1,711
	FedEx Corp.	4.100%	4/15/43	4,760	4,071
	FedEx Corp.	5.100%	1/15/44	5,670	5,575
	FedEx Corp.	4.100%	2/1/45	1,100	959
	FedEx Corp.	4.750%	11/15/45	18,260	17,482
	FedEx Corp.	4.550%	4/1/46	12,925	11,654
	FedEx Corp.	4.400%	1/15/47	8,075	7,216
	FedEx Corp.	4.050%	2/15/48	20,660	17,194
	FedEx Corp.	4.950%	10/17/48	8,150	7,889
	FedEx Corp.	4.500%	2/1/65	1,124	997
	JB Hunt Transport Services Inc.	3.300%	8/15/22	4,300	4,273
	Kansas City Southern	3.000%	5/15/23	7,755	7,569
	Kansas City Southern	4.300%	5/15/43	5,190	4,805
	Kansas City Southern	4.950%	8/15/45	9,800	10,105
	Kansas City Southern	4.700%	5/1/48	12,525	12,230
	Kirby Corp.	4.200%	3/1/28	7,876	7,593
5	Latam Airlines 2015-1 Pass Through Trust A	4.200%	8/15/29	2,507	2,489
	Norfolk Southern Corp.	3.250%	12/1/21	5,400	5,409
	Norfolk Southern Corp.	3.000%	4/1/22	5,773	5,734
	Norfolk Southern Corp.	2.903%	2/15/23	3,968	3,883
	Norfolk Southern Corp.	3.850%	1/15/24	1,500	1,526
	Norfolk Southern Corp.	5.590%	5/17/25	2,302	2,552
	Norfolk Southern Corp.	3.650%	8/1/25	1,775	1,767
	Norfolk Southern Corp.	2.900%	6/15/26	255	240
	Norfolk Southern Corp.	7.800%	5/15/27	2,800	3,537
	Norfolk Southern Corp.	3.150%	6/1/27	5,000	4,769
	Norfolk Southern Corp.	3.800%	8/1/28	10,125	10,016
	Norfolk Southern Corp.	7.050%	5/1/37	2,000	2,620
	Norfolk Southern Corp.	4.837%	10/1/41	19,936	21,058
	Norfolk Southern Corp.	3.950%	10/1/42	403	365
	Norfolk Southern Corp.	4.450%	6/15/45	3,975	3,866
	Norfolk Southern Corp.	4.650%	1/15/46	6,060	6,280
	Norfolk Southern Corp.	3.942%	11/1/47	2,000	1,811
	Norfolk Southern Corp.	4.150%	2/28/48	2,810	2,642
	Norfolk Southern Corp.	4.050%	8/15/52	17,703	15,875
	Norfolk Southern Corp.	6.000%	3/15/05	972	1,087
	Norfolk Southern Corp.	5.100%	8/1/18	2,770	2,743
	Norfolk Southern Railway Co.	9.750%	6/15/20	1,559	1,703
5	Northwest Airlines 2007-1 Class A Pass Through Trust	7.027%	5/1/21	1,921	1,970
	Ryder System Inc.	2.500%	5/11/20	3,050	3,017
	Ryder System Inc.	2.875%	9/1/20	3,575	3,541
	Ryder System Inc.	3.500%	6/1/21	6,150	6,151
	Ryder System Inc.	2.500%	9/1/22	400	383
	Ryder System Inc.	3.400%	3/1/23	4,455	4,394
	Ryder System Inc.	3.750%	6/9/23	13,360	13,264
	Southwest Airlines Co.	2.650%	11/5/20	6,530	6,469
	Southwest Airlines Co.	2.750%	11/16/22	950	922
	Southwest Airlines Co.	3.000%	11/15/26	5,350	4,990
	Southwest Airlines Co.	3.450%	11/16/27	3,550	3,348
5	Southwest Airlines Co. 2007-1 Pass Through Trust	6.150%	2/1/24	944	986
5	Spirit Airlines Class A Pass Through Certificates Series 2015-1	4.100%	10/1/29	1,662	1,658
	Union Pacific Corp.	1.800%	2/1/20	2,832	2,798
	Union Pacific Corp.	2.250%	6/19/20	12,000	11,844

103

Vanguard® Total Bond Market Index Fund

Schedule of Investments

December 31, 2018

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Union Pacific Corp.	4.000%	2/1/21	5,828	5,901
	Union Pacific Corp.	3.200%	6/8/21	13,575	13,594
	Union Pacific Corp.	4.163%	7/15/22	12,188	12,415
	Union Pacific Corp.	2.750%	4/15/23	1,605	1,561
	Union Pacific Corp.	3.500%	6/8/23	13,050	13,067
	Union Pacific Corp.	3.646%	2/15/24	5,920	5,941
	Union Pacific Corp.	3.750%	3/15/24	1,288	1,298
	Union Pacific Corp.	3.250%	1/15/25	3,129	3,025
	Union Pacific Corp.	3.750%	7/15/25	9,650	9,740
	Union Pacific Corp.	3.250%	8/15/25	6,425	6,229
	Union Pacific Corp.	2.750%	3/1/26	6,435	5,951
	Union Pacific Corp.	3.950%	9/10/28	17,100	17,091
	Union Pacific Corp.	3.375%	2/1/35	7,200	6,355
	Union Pacific Corp.	3.600%	9/15/37	15,700	13,924
	Union Pacific Corp.	4.375%	9/10/38	6,705	6,630
	Union Pacific Corp.	4.250%	4/15/43	1,406	1,352
	Union Pacific Corp.	4.821%	2/1/44	500	530
	Union Pacific Corp.	4.150%	1/15/45	950	903
	Union Pacific Corp.	4.050%	11/15/45	2,087	1,914
	Union Pacific Corp.	4.050%	3/1/46	2,600	2,434
	Union Pacific Corp.	3.350%	8/15/46	6,015	4,960
	Union Pacific Corp.	4.500%	9/10/48	4,650	4,604
	Union Pacific Corp.	3.799%	10/1/51	17,502	15,040
	Union Pacific Corp.	3.875%	2/1/55	9,600	8,322
	Union Pacific Corp.	4.800%	9/10/58	300	298
	Union Pacific Corp.	4.375%	11/15/65	10,466	9,552
	Union Pacific Corp.	4.100%	9/15/67	5,925	4,993
5	Union Pacific Railroad Co. 2007-3 Pass Through Trust	6.176%	1/2/31	863	945
5	United Airlines 2013-1 Class A Pass Through Trust	4.300%	2/15/27	2,207	2,223
5	United Airlines 2014-1 Class A Pass Through Trust	4.000%	10/11/27	3,388	3,354
5	United Airlines 2014-2 Class A Pass Through Trust	3.750%	3/3/28	1,223	1,208
5	United Airlines 2015-1 Class A Pass Through Trust	3.700%	6/1/24	2,940	2,933
5	United Airlines 2015-1 Class AA Pass Through Trust	3.450%	12/1/27	4,066	3,914
5	United Airlines 2016-1 Class A Pass Through Trust	3.450%	1/7/30	3,277	3,148
5	United Airlines 2016-1 Class AA Pass Through Trust	3.100%	7/7/28	27,910	26,680
5	United Airlines 2016-2 Class A Pass Through Trust	3.100%	10/7/28	2,676	2,447
5	United Airlines 2016-2 Class AA Pass Through Trust	2.875%	10/7/28	4,759	4,407
	United Parcel Service Inc.	3.125%	1/15/21	9,349	9,385
	United Parcel Service Inc.	2.050%	4/1/21	16,800	16,488
	United Parcel Service Inc.	2.350%	5/16/22	4,400	4,289
	United Parcel Service Inc.	2.450%	10/1/22	7,765	7,561
	United Parcel Service Inc.	2.500%	4/1/23	7,559	7,343
	United Parcel Service Inc.	2.800%	11/15/24	15,280	14,679
	United Parcel Service Inc.	2.400%	11/15/26	5,875	5,374
	United Parcel Service Inc.	3.050%	11/15/27	16,875	16,041
	United Parcel Service Inc.	6.200%	1/15/38	16,821	20,850
	United Parcel Service Inc.	4.875%	11/15/40	4,892	5,217
	United Parcel Service Inc.	3.625%	10/1/42	3,855	3,433
	United Parcel Service Inc.	3.400%	11/15/46	3,165	2,742
	United Parcel Service Inc.	3.750%	11/15/47	12,775	11,511
	United Parcel Service of America Inc.	8.375%	4/1/20	110	117
	United Parcel Service of America Inc.	8.375%	4/1/30	1,563	2,081
5	US Airways 2012-1 Class A Pass Through Trust	5.900%	4/1/26	983	1,045
5	US Airways 2013-1 Class A Pass Through Trust	3.950%	5/15/27	593	590
5	US Airways 2012-2 Class A Pass Through Trust	4.625%	12/3/26	588	597
					32,308,970
Utilities (1.9%)
	Electric (1.7%)
	AEP Texas Inc.	2.400%	10/1/22	4,110	3,970
10	AEP Texas Inc.	3.950%	6/1/28	9,450	9,512
	AEP Texas Inc.	3.800%	10/1/47	4,450	3,976
	AEP Transmission Co. LLC	3.100%	12/1/26	2,565	2,469
	AEP Transmission Co. LLC	4.000%	12/1/46	4,740	4,554

104

Vanguard® Total Bond Market Index Fund

Schedule of Investments

December 31, 2018

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	AEP Transmission Co. LLC	3.750%	12/1/47	6,400	5,810
	AEP Transmission Co. LLC	4.250%	9/15/48	3,575	3,611
	Alabama Power Co.	2.450%	3/30/22	7,800	7,570
	Alabama Power Co.	3.550%	12/1/23	3,000	3,033
	Alabama Power Co.	6.125%	5/15/38	275	338
	Alabama Power Co.	6.000%	3/1/39	455	547
	Alabama Power Co.	3.850%	12/1/42	2,295	2,145
	Alabama Power Co.	4.150%	8/15/44	4,350	4,242
	Alabama Power Co.	3.750%	3/1/45	3,970	3,628
	Alabama Power Co.	4.300%	1/2/46	14,654	14,722
	Alabama Power Co.	3.700%	12/1/47	6,200	5,683
	Alabama Power Co.	4.300%	7/15/48	6,375	6,417
	Ameren Corp.	2.700%	11/15/20	10,325	10,168
	Ameren Corp.	3.650%	2/15/26	4,140	4,024
	Ameren Illinois Co.	2.700%	9/1/22	12,011	11,765
	Ameren Illinois Co.	3.250%	3/1/25	1,335	1,313
	Ameren Illinois Co.	3.800%	5/15/28	5,020	5,109
	Ameren Illinois Co.	4.150%	3/15/46	2,375	2,367
	Ameren Illinois Co.	3.700%	12/1/47	6,400	5,927
	Ameren Illinois Co.	4.500%	3/15/49	4,700	4,981
	American Electric Power Co. Inc.	2.150%	11/13/20	3,600	3,523
	American Electric Power Co. Inc.	3.650%	12/1/21	4,325	4,350
	American Electric Power Co. Inc.	2.950%	12/15/22	5,431	5,314
	American Electric Power Co. Inc.	4.300%	12/1/28	5,250	5,384
	Appalachian Power Co.	4.600%	3/30/21	5,822	5,959
	Appalachian Power Co.	3.400%	6/1/25	2,850	2,783
	Appalachian Power Co.	3.300%	6/1/27	3,825	3,649
	Appalachian Power Co.	7.000%	4/1/38	585	740
	Appalachian Power Co.	4.450%	6/1/45	6,025	5,950
	Arizona Public Service Co.	3.150%	5/15/25	3,750	3,639
	Arizona Public Service Co.	4.500%	4/1/42	8,888	9,093
	Arizona Public Service Co.	4.350%	11/15/45	1,150	1,170
	Arizona Public Service Co.	3.750%	5/15/46	10,550	9,652
	Avangrid Inc.	3.150%	12/1/24	7,245	6,991
	Avista Corp.	4.350%	6/1/48	4,195	4,307
	Baltimore Gas & Electric Co.	3.500%	11/15/21	1,938	1,948
	Baltimore Gas & Electric Co.	3.350%	7/1/23	6,790	6,768
	Baltimore Gas & Electric Co.	2.400%	8/15/26	3,725	3,414
	Baltimore Gas & Electric Co.	6.350%	10/1/36	683	832
	Baltimore Gas & Electric Co.	3.500%	8/15/46	7,400	6,546
	Baltimore Gas & Electric Co.	3.750%	8/15/47	3,400	3,135
	Baltimore Gas & Electric Co.	4.250%	9/15/48	3,300	3,250
	Berkshire Hathaway Energy Co.	2.400%	2/1/20	5,603	5,565
	Berkshire Hathaway Energy Co.	2.375%	1/15/21	4,900	4,811
	Berkshire Hathaway Energy Co.	2.800%	1/15/23	5,575	5,442
	Berkshire Hathaway Energy Co.	3.750%	11/15/23	8,169	8,304
	Berkshire Hathaway Energy Co.	3.500%	2/1/25	7,025	6,966
	Berkshire Hathaway Energy Co.	3.250%	4/15/28	3,925	3,732
	Berkshire Hathaway Energy Co.	6.125%	4/1/36	11,476	13,725
	Berkshire Hathaway Energy Co.	5.950%	5/15/37	8,325	9,787
	Berkshire Hathaway Energy Co.	6.500%	9/15/37	4,969	6,136
	Berkshire Hathaway Energy Co.	5.150%	11/15/43	8,497	9,059
	Berkshire Hathaway Energy Co.	4.500%	2/1/45	10,025	9,962
	Berkshire Hathaway Energy Co.	3.800%	7/15/48	5,530	4,942
10	Berkshire Hathaway Energy Co.	4.450%	1/15/49	13,275	13,164
	Black Hills Corp.	4.250%	11/30/23	4,000	4,053
	Black Hills Corp.	3.950%	1/15/26	2,700	2,692
	Black Hills Corp.	3.150%	1/15/27	4,650	4,303
	Black Hills Corp.	4.350%	5/1/33	4,725	4,757
	Black Hills Corp.	4.200%	9/15/46	3,780	3,561
	CenterPoint Energy Houston Electric LLC	1.850%	6/1/21	2,575	2,497
	CenterPoint Energy Houston Electric LLC	2.250%	8/1/22	5,300	5,112
	CenterPoint Energy Houston Electric LLC	2.400%	9/1/26	1,100	1,016
	CenterPoint Energy Houston Electric LLC	3.000%	2/1/27	650	621

105

Vanguard® Total Bond Market Index Fund

Schedule of Investments

December 31, 2018

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
CenterPoint Energy Houston Electric LLC	6.950%	3/15/33	100	130
CenterPoint Energy Houston Electric LLC	3.550%	8/1/42	10,672	9,789
CenterPoint Energy Houston Electric LLC	4.500%	4/1/44	1,275	1,350
CenterPoint Energy Houston Electric LLC	3.950%	3/1/48	5,600	5,466
CenterPoint Energy Inc.	3.600%	11/1/21	3,000	2,996
CenterPoint Energy Inc.	2.500%	9/1/22	6,675	6,388
CenterPoint Energy Inc.	3.850%	2/1/24	4,325	4,323
CenterPoint Energy Inc.	4.250%	11/1/28	4,575	4,613
Cleco Corporate Holdings LLC	3.743%	5/1/26	6,126	5,851
Cleco Corporate Holdings LLC	4.973%	5/1/46	4,000	3,817
Cleveland Electric Illuminating Co.	5.500%	8/15/24	5,515	5,986
Cleveland Electric Illuminating Co.	5.950%	12/15/36	5,960	6,701
CMS Energy Corp.	5.050%	3/15/22	1,280	1,336
CMS Energy Corp.	3.000%	5/15/26	6,275	5,883
CMS Energy Corp.	3.450%	8/15/27	1,675	1,598
CMS Energy Corp.	4.875%	3/1/44	3,910	4,098
Commonwealth Edison Co.	4.000%	8/1/20	3,831	3,885
Commonwealth Edison Co.	3.400%	9/1/21	4,000	4,019
Commonwealth Edison Co.	2.550%	6/15/26	9,300	8,704
Commonwealth Edison Co.	2.950%	8/15/27	3,700	3,508
Commonwealth Edison Co.	5.900%	3/15/36	3,044	3,607
Commonwealth Edison Co.	6.450%	1/15/38	8,098	10,307
Commonwealth Edison Co.	3.800%	10/1/42	2,364	2,246
Commonwealth Edison Co.	4.600%	8/15/43	3,990	4,195
Commonwealth Edison Co.	4.700%	1/15/44	5,227	5,587
Commonwealth Edison Co.	3.700%	3/1/45	8,850	8,243
Commonwealth Edison Co.	4.350%	11/15/45	5,225	5,299
Commonwealth Edison Co.	3.650%	6/15/46	11,575	10,507
Commonwealth Edison Co.	3.750%	8/15/47	5,950	5,441
Commonwealth Edison Co.	4.000%	3/1/48	9,790	9,477
Connecticut Light & Power Co.	2.500%	1/15/23	7,490	7,274
Connecticut Light & Power Co.	3.200%	3/15/27	3,075	2,985
Connecticut Light & Power Co.	4.300%	4/15/44	5,350	5,482
Connecticut Light & Power Co.	4.150%	6/1/45	500	500
Connecticut Light & Power Co.	4.000%	4/1/48	5,270	5,171
Consolidated Edison Co. of New York Inc.	4.450%	6/15/20	2,250	2,291
Consolidated Edison Co. of New York Inc.	3.125%	11/15/27	175	168
Consolidated Edison Co. of New York Inc.	5.300%	3/1/35	6,475	7,111
Consolidated Edison Co. of New York Inc.	5.850%	3/15/36	4,644	5,419
Consolidated Edison Co. of New York Inc.	6.200%	6/15/36	2,845	3,425
Consolidated Edison Co. of New York Inc.	6.300%	8/15/37	500	612
Consolidated Edison Co. of New York Inc.	6.750%	4/1/38	1,430	1,832
Consolidated Edison Co. of New York Inc.	5.500%	12/1/39	4,617	5,258
Consolidated Edison Co. of New York Inc.	5.700%	6/15/40	6,650	7,770
Consolidated Edison Co. of New York Inc.	3.950%	3/1/43	2,545	2,379
Consolidated Edison Co. of New York Inc.	4.450%	3/15/44	20,690	20,748
Consolidated Edison Co. of New York Inc.	4.500%	12/1/45	9,550	9,668
Consolidated Edison Co. of New York Inc.	3.850%	6/15/46	8,770	8,031
Consolidated Edison Co. of New York Inc.	3.875%	6/15/47	7,600	7,072
Consolidated Edison Co. of New York Inc.	4.625%	12/1/54	4,877	4,714
Consolidated Edison Co. of New York Inc.	4.300%	12/1/56	3,255	3,036
Consolidated Edison Co. of New York Inc.	4.000%	11/15/57	3,625	3,220
Consolidated Edison Co. of New York Inc.	4.500%	5/15/58	7,735	7,525
Consolidated Edison Inc.	2.000%	3/15/20	4,600	4,529
Consolidated Edison Inc.	2.000%	5/15/21	5,000	4,851
Constellation Energy Group Inc.	5.150%	12/1/20	8,653	8,836
Consumers Energy Co.	2.850%	5/15/22	10,725	10,597
Consumers Energy Co.	3.375%	8/15/23	5,010	5,031
Consumers Energy Co.	3.800%	11/15/28	6,900	7,045
Consumers Energy Co.	3.950%	5/15/43	4,343	4,197
Consumers Energy Co.	3.250%	8/15/46	4,900	4,259
Consumers Energy Co.	3.950%	7/15/47	3,975	3,901
Consumers Energy Co.	4.050%	5/15/48	6,000	5,948
Consumers Energy Co.	4.350%	4/15/49	5,320	5,492

106

Vanguard® Total Bond Market Index Fund

Schedule of Investments

December 31, 2018

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Delmarva Power & Light Co.	3.500%	11/15/23	3,525	3,541
	Delmarva Power & Light Co.	4.150%	5/15/45	7,400	7,294
	Dominion Energy Inc.	2.579%	7/1/20	7,850	7,730
	Dominion Energy Inc.	2.750%	1/15/22	5,075	4,918
	Dominion Energy Inc.	2.750%	9/15/22	50	48
	Dominion Energy Inc.	3.900%	10/1/25	8,915	8,844
	Dominion Energy Inc.	2.850%	8/15/26	3,154	2,907
	Dominion Energy Inc.	4.250%	6/1/28	1,095	1,105
	Dominion Energy Inc.	6.300%	3/15/33	6,200	7,364
	Dominion Energy Inc.	5.250%	8/1/33	964	1,035
	Dominion Energy Inc.	5.950%	6/15/35	9,169	10,235
	Dominion Energy Inc.	7.000%	6/15/38	4,452	5,570
	Dominion Energy Inc.	4.900%	8/1/41	7,310	7,460
	Dominion Energy Inc.	4.050%	9/15/42	8,281	7,526
	Dominion Energy Inc.	4.700%	12/1/44	3,226	3,221
5	Dominion Energy Inc.	5.750%	10/1/54	4,381	4,356
	DTE Electric Co.	3.450%	10/1/20	2,865	2,875
	DTE Electric Co.	3.650%	3/15/24	8,150	8,259
	DTE Electric Co.	3.375%	3/1/25	6,750	6,679
	DTE Electric Co.	4.000%	4/1/43	6,125	5,984
	DTE Electric Co.	3.700%	3/15/45	5,374	4,989
	DTE Electric Co.	3.700%	6/1/46	2,225	2,082
	DTE Electric Co.	3.750%	8/15/47	6,025	5,642
	DTE Electric Co.	4.050%	5/15/48	3,000	2,994
	DTE Energy Co.	3.700%	8/1/23	6,200	6,151
	DTE Energy Co.	3.500%	6/1/24	6,456	6,335
	DTE Energy Co.	2.850%	10/1/26	24,700	22,659
	DTE Energy Co.	3.800%	3/15/27	5,125	5,013
	DTE Energy Co.	6.375%	4/15/33	4,945	5,847
	Duke Energy Carolinas LLC	4.300%	6/15/20	6,800	6,924
	Duke Energy Carolinas LLC	3.900%	6/15/21	1,095	1,115
	Duke Energy Carolinas LLC	3.350%	5/15/22	1,800	1,813
	Duke Energy Carolinas LLC	2.500%	3/15/23	7,800	7,546
	Duke Energy Carolinas LLC	3.050%	3/15/23	9,125	9,023
	Duke Energy Carolinas LLC	2.950%	12/1/26	5,115	4,913
	Duke Energy Carolinas LLC	3.950%	11/15/28	7,000	7,163
	Duke Energy Carolinas LLC	6.000%	12/1/28	5,170	6,052
	Duke Energy Carolinas LLC	6.450%	10/15/32	1,825	2,261
	Duke Energy Carolinas LLC	6.100%	6/1/37	10,676	12,948
	Duke Energy Carolinas LLC	6.000%	1/15/38	5,670	6,922
	Duke Energy Carolinas LLC	6.050%	4/15/38	4,311	5,254
	Duke Energy Carolinas LLC	5.300%	2/15/40	7,605	8,652
	Duke Energy Carolinas LLC	4.250%	12/15/41	5,690	5,689
	Duke Energy Carolinas LLC	4.000%	9/30/42	6,964	6,714
	Duke Energy Carolinas LLC	3.750%	6/1/45	5,550	5,086
	Duke Energy Carolinas LLC	3.875%	3/15/46	10,000	9,336
	Duke Energy Carolinas LLC	3.700%	12/1/47	6,075	5,607
	Duke Energy Carolinas LLC	3.950%	3/15/48	1,300	1,247
	Duke Energy Corp.	1.800%	9/1/21	280	268
	Duke Energy Corp.	3.550%	9/15/21	7,139	7,150
	Duke Energy Corp.	2.400%	8/15/22	10,855	10,414
	Duke Energy Corp.	3.050%	8/15/22	13,015	12,758
	Duke Energy Corp.	2.650%	9/1/26	10,209	9,297
	Duke Energy Corp.	3.150%	8/15/27	19,279	18,032
	Duke Energy Corp.	4.800%	12/15/45	6,425	6,512
	Duke Energy Corp.	3.750%	9/1/46	17,622	15,288
	Duke Energy Florida LLC	3.100%	8/15/21	970	969
	Duke Energy Florida LLC	3.200%	1/15/27	2,300	2,232
	Duke Energy Florida LLC	3.800%	7/15/28	5,575	5,621
	Duke Energy Florida LLC	6.350%	9/15/37	9,075	11,260
	Duke Energy Florida LLC	6.400%	6/15/38	8,471	10,824
	Duke Energy Florida LLC	5.650%	4/1/40	250	292
	Duke Energy Florida LLC	3.400%	10/1/46	6,985	6,063
	Duke Energy Florida LLC	4.200%	7/15/48	3,500	3,488

107

Vanguard® Total Bond Market Index Fund

Schedule of Investments

December 31, 2018

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
5	Duke Energy Florida Project Finance LLC	1.196%	3/1/22	1,077	1,068
5	Duke Energy Florida Project Finance LLC	1.731%	9/1/22	2,950	2,850
5	Duke Energy Florida Project Finance LLC	2.538%	9/1/29	4,000	3,705
5	Duke Energy Florida Project Finance LLC	2.858%	3/1/33	2,150	1,977
5	Duke Energy Florida Project Finance LLC	3.112%	9/1/36	3,800	3,325
	Duke Energy Indiana LLC	3.750%	7/15/20	774	781
	Duke Energy Indiana LLC	6.120%	10/15/35	5,398	6,666
	Duke Energy Indiana LLC	6.350%	8/15/38	8,504	10,731
	Duke Energy Indiana LLC	6.450%	4/1/39	400	504
	Duke Energy Indiana LLC	4.900%	7/15/43	1,700	1,851
	Duke Energy Indiana LLC	3.750%	5/15/46	18,845	17,355
	Duke Energy Ohio Inc.	3.700%	6/15/46	4,950	4,579
	Duke Energy Progress LLC	3.000%	9/15/21	7,817	7,807
	Duke Energy Progress LLC	2.800%	5/15/22	3,095	3,046
	Duke Energy Progress LLC	3.375%	9/1/23	1,900	1,894
	Duke Energy Progress LLC	3.250%	8/15/25	5,300	5,193
	Duke Energy Progress LLC	3.700%	9/1/28	6,675	6,693
	Duke Energy Progress LLC	6.300%	4/1/38	6,869	8,550
	Duke Energy Progress LLC	4.100%	5/15/42	196	191
	Duke Energy Progress LLC	4.100%	3/15/43	1,300	1,282
	Duke Energy Progress LLC	4.375%	3/30/44	6,875	7,027
	Duke Energy Progress LLC	4.150%	12/1/44	6,484	6,322
	Duke Energy Progress LLC	4.200%	8/15/45	3,577	3,554
	Duke Energy Progress LLC	3.700%	10/15/46	4,825	4,438
	Duke Energy Progress LLC	3.600%	9/15/47	5,700	5,028
	Edison International	2.125%	4/15/20	5,025	4,891
	Edison International	2.400%	9/15/22	2,575	2,411
	Edison International	2.950%	3/15/23	950	894
	Edison International	4.125%	3/15/28	5,995	5,677
	El Paso Electric Co.	6.000%	5/15/35	2,375	2,701
	El Paso Electric Co.	5.000%	12/1/44	4,200	4,380
	Emera US Finance LP	2.700%	6/15/21	8,020	7,799
	Emera US Finance LP	3.550%	6/15/26	8,283	7,806
	Emera US Finance LP	4.750%	6/15/46	9,769	9,377
	Enel Americas SA	4.000%	10/25/26	3,250	3,045
	Enel Chile SA	4.875%	6/12/28	9,970	9,932
	Entergy Arkansas Inc.	3.750%	2/15/21	7,675	7,747
	Entergy Arkansas Inc.	3.500%	4/1/26	5,903	5,811
	Entergy Corp.	4.000%	7/15/22	7,011	7,034
	Entergy Corp.	2.950%	9/1/26	8,125	7,497
	Entergy Gulf States Louisiana LLC	5.590%	10/1/24	3,305	3,644
	Entergy Louisiana LLC	4.050%	9/1/23	6,475	6,650
	Entergy Louisiana LLC	5.400%	11/1/24	3,325	3,650
	Entergy Louisiana LLC	2.400%	10/1/26	5,347	4,901
	Entergy Louisiana LLC	3.120%	9/1/27	5,600	5,323
	Entergy Louisiana LLC	3.250%	4/1/28	4,625	4,458
	Entergy Louisiana LLC	3.050%	6/1/31	16,184	14,535
	Entergy Louisiana LLC	4.000%	3/15/33	12,250	12,242
	Entergy Louisiana LLC	4.950%	1/15/45	9,800	10,038
	Entergy Louisiana LLC	4.200%	9/1/48	5,520	5,491
	Entergy Mississippi Inc.	2.850%	6/1/28	10,959	10,137
	Eversource Energy	2.500%	3/15/21	6,650	6,521
	Eversource Energy	2.750%	3/15/22	4,425	4,329
	Eversource Energy	3.800%	12/1/23	4,500	4,549
	Eversource Energy	2.900%	10/1/24	3,825	3,665
	Eversource Energy	3.150%	1/15/25	5,547	5,335
	Eversource Energy	3.300%	1/15/28	6,700	6,453
	Eversource Energy	4.250%	4/1/29	8,500	8,566
	Exelon Corp.	2.850%	6/15/20	4,088	4,046
	Exelon Corp.	2.450%	4/15/21	3,025	2,910
	Exelon Corp.	3.497%	6/1/22	50	49
	Exelon Corp.	3.950%	6/15/25	20,625	20,363
	Exelon Corp.	3.400%	4/15/26	10,400	9,866
	Exelon Corp.	4.950%	6/15/35	7,200	7,272

108

Vanguard® Total Bond Market Index Fund

Schedule of Investments

December 31, 2018

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Exelon Corp.	5.625%	6/15/35	5,875	6,386
	Exelon Corp.	5.100%	6/15/45	4,337	4,471
	Exelon Corp.	4.450%	4/15/46	10,728	10,237
	Exelon Generation Co. LLC	4.000%	10/1/20	8,183	8,202
	Exelon Generation Co. LLC	3.400%	3/15/22	13,185	12,977
	Exelon Generation Co. LLC	4.250%	6/15/22	5,550	5,609
	Exelon Generation Co. LLC	6.250%	10/1/39	9,484	9,969
	Exelon Generation Co. LLC	5.750%	10/1/41	3,313	3,380
	Exelon Generation Co. LLC	5.600%	6/15/42	10,453	10,146
	FirstEnergy Corp.	2.850%	7/15/22	7,300	7,094
	FirstEnergy Corp.	4.250%	3/15/23	5,034	5,117
	FirstEnergy Corp.	3.900%	7/15/27	15,557	15,066
	FirstEnergy Corp.	7.375%	11/15/31	15,580	19,593
	FirstEnergy Corp.	4.850%	7/15/47	11,733	11,786
	Florida Power & Light Co.	2.750%	6/1/23	7,225	7,072
	Florida Power & Light Co.	3.250%	6/1/24	8,675	8,642
	Florida Power & Light Co.	3.125%	12/1/25	12,275	12,071
	Florida Power & Light Co.	5.625%	4/1/34	3,000	3,499
	Florida Power & Light Co.	4.950%	6/1/35	645	714
	Florida Power & Light Co.	5.650%	2/1/37	3,396	4,020
	Florida Power & Light Co.	5.950%	2/1/38	8,135	10,075
	Florida Power & Light Co.	5.250%	2/1/41	500	581
	Florida Power & Light Co.	4.125%	2/1/42	16,098	16,275
	Florida Power & Light Co.	4.050%	6/1/42	6,140	6,130
	Florida Power & Light Co.	3.800%	12/15/42	5,095	4,863
	Florida Power & Light Co.	4.050%	10/1/44	4,300	4,286
	Florida Power & Light Co.	3.700%	12/1/47	7,325	6,878
	Florida Power & Light Co.	3.950%	3/1/48	10,725	10,504
	Florida Power & Light Co.	4.125%	6/1/48	6,272	6,330
	Fortis Inc.	2.100%	10/4/21	6,190	5,936
	Fortis Inc.	3.055%	10/4/26	31,226	28,518
	Georgia Power Co.	2.000%	3/30/20	4,221	4,124
	Georgia Power Co.	2.000%	9/8/20	19,150	18,691
	Georgia Power Co.	2.400%	4/1/21	7,550	7,396
	Georgia Power Co.	2.850%	5/15/22	8,375	8,139
	Georgia Power Co.	3.250%	4/1/26	5,400	5,061
	Georgia Power Co.	3.250%	3/30/27	5,250	4,844
	Georgia Power Co.	4.750%	9/1/40	7,792	7,605
	Georgia Power Co.	4.300%	3/15/42	18,642	17,172
	Georgia Power Co.	4.300%	3/15/43	4,455	4,072
	Great Plains Energy Inc.	4.850%	6/1/21	1,853	1,887
	Gulf Power Co.	3.300%	5/30/27	3,400	3,325
	Iberdrola International BV	6.750%	7/15/36	3,450	4,100
	Indiana Michigan Power Co.	3.850%	5/15/28	8,920	8,920
	Indiana Michigan Power Co.	6.050%	3/15/37	7,350	8,653
	Indiana Michigan Power Co.	4.550%	3/15/46	1,405	1,436
	Indiana Michigan Power Co.	3.750%	7/1/47	8,605	7,804
	Indiana Michigan Power Co.	4.250%	8/15/48	5,325	5,351
	Interstate Power & Light Co.	3.250%	12/1/24	9,100	8,805
	Interstate Power & Light Co.	4.100%	9/26/28	5,550	5,650
	Interstate Power & Light Co.	6.250%	7/15/39	3,014	3,819
	Interstate Power & Light Co.	3.700%	9/15/46	2,650	2,414
	ITC Holdings Corp.	2.700%	11/15/22	5,275	5,076
	ITC Holdings Corp.	3.650%	6/15/24	3,045	3,029
	ITC Holdings Corp.	3.250%	6/30/26	4,230	3,936
	ITC Holdings Corp.	3.350%	11/15/27	6,643	6,373
	ITC Holdings Corp.	5.300%	7/1/43	12,215	13,348
5	John Sevier Combined Cycle Generation LLC	4.626%	1/15/42	2,460	2,632
	Kansas City Power & Light Co.	3.150%	3/15/23	2,500	2,453
	Kansas City Power & Light Co.	6.050%	11/15/35	1,440	1,742
	Kansas City Power & Light Co.	5.300%	10/1/41	6,920	7,723
	Kansas City Power & Light Co.	4.200%	6/15/47	3,350	3,284
	Kansas City Power & Light Co.	4.200%	3/15/48	5,225	5,078
	Kentucky Utilities Co.	3.250%	11/1/20	3,575	3,579

109

Vanguard® Total Bond Market Index Fund

Schedule of Investments

December 31, 2018

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Kentucky Utilities Co.	5.125%	11/1/40	3,034	3,432
	LG&E & KU Energy LLC	3.750%	11/15/20	23,786	23,879
	Louisville Gas & Electric Co.	3.300%	10/1/25	3,250	3,193
	MidAmerican Energy Co.	3.500%	10/15/24	8,928	9,064
	MidAmerican Energy Co.	3.100%	5/1/27	3,875	3,784
	MidAmerican Energy Co.	6.750%	12/30/31	9,264	11,928
	MidAmerican Energy Co.	5.750%	11/1/35	1,900	2,268
	MidAmerican Energy Co.	5.800%	10/15/36	2,980	3,581
	MidAmerican Energy Co.	4.800%	9/15/43	2,654	2,910
	MidAmerican Energy Co.	4.250%	5/1/46	1,285	1,299
	MidAmerican Energy Co.	3.950%	8/1/47	3,400	3,342
	MidAmerican Energy Co.	3.650%	8/1/48	5,680	5,189
	Mississippi Power Co.	3.950%	3/30/28	1,750	1,717
	Mississippi Power Co.	4.250%	3/15/42	7,775	7,220
	National Rural Utilities Cooperative Finance Corp.	2.000%	1/27/20	3,555	3,528
	National Rural Utilities Cooperative Finance Corp.	2.350%	6/15/20	6,900	6,850
	National Rural Utilities Cooperative Finance Corp.	2.300%	11/1/20	5,425	5,361
	National Rural Utilities Cooperative Finance Corp.	2.900%	3/15/21	3,300	3,279
	National Rural Utilities Cooperative Finance Corp.	3.050%	2/15/22	2,217	2,203
	National Rural Utilities Cooperative Finance Corp.	2.400%	4/25/22	6,125	5,974
	National Rural Utilities Cooperative Finance Corp.	2.700%	2/15/23	12,435	12,165
	National Rural Utilities Cooperative Finance Corp.	3.400%	11/15/23	4,280	4,351
	National Rural Utilities Cooperative Finance Corp.	2.950%	2/7/24	11,600	11,408
	National Rural Utilities Cooperative Finance Corp.	2.850%	1/27/25	7,320	7,071
	National Rural Utilities Cooperative Finance Corp.	3.250%	11/1/25	995	981
	National Rural Utilities Cooperative Finance Corp.	3.050%	4/25/27	4,000	3,838
	National Rural Utilities Cooperative Finance Corp.	3.900%	11/1/28	5,225	5,342
	National Rural Utilities Cooperative Finance Corp.	4.023%	11/1/32	11,712	12,136
5	National Rural Utilities Cooperative Finance Corp.	4.750%	4/30/43	2,566	2,422
5	National Rural Utilities Cooperative Finance Corp.	5.250%	4/20/46	5,115	5,010
	National Rural Utilities Cooperative Finance Corp.	4.400%	11/1/48	3,900	4,093
	Nevada Power Co.	2.750%	4/15/20	6,800	6,779
	Nevada Power Co.	6.650%	4/1/36	5,650	7,352
	Nevada Power Co.	6.750%	7/1/37	7,597	9,874
	NextEra Energy Capital Holdings Inc.	2.800%	1/15/23	6,005	5,824
	NextEra Energy Capital Holdings Inc.	3.550%	5/1/27	14,525	13,881
5	NextEra Energy Capital Holdings Inc.	4.800%	12/1/77	8,000	6,670
	Northern States Power Co.	2.200%	8/15/20	2,700	2,662
	Northern States Power Co.	6.250%	6/1/36	3,670	4,650
	Northern States Power Co.	6.200%	7/1/37	4,593	5,814
	Northern States Power Co.	5.350%	11/1/39	8,096	9,403
	Northern States Power Co.	3.400%	8/15/42	4,083	3,751
	Northern States Power Co.	4.000%	8/15/45	2,850	2,804
	NorthWestern Corp.	4.176%	11/15/44	4,125	4,154
	NSTAR Electric Co.	2.375%	10/15/22	8,475	8,187
	NSTAR Electric Co.	3.200%	5/15/27	7,550	7,298
	NSTAR Electric Co.	5.500%	3/15/40	4,996	5,793
	NV Energy Inc.	6.250%	11/15/20	12,460	13,064
	Oglethorpe Power Corp.	5.950%	11/1/39	1,450	1,623
	Oglethorpe Power Corp.	5.375%	11/1/40	8,050	9,069
	Oglethorpe Power Corp.	5.250%	9/1/50	518	539
	Ohio Edison Co.	6.875%	7/15/36	1,870	2,326
	Ohio Power Co.	5.375%	10/1/21	4,516	4,776
	Ohio Power Co.	4.150%	4/1/48	4,250	4,178
	Oklahoma Gas & Electric Co.	3.800%	8/15/28	4,225	4,230
	Oklahoma Gas & Electric Co.	4.150%	4/1/47	2,975	2,869
	Oklahoma Gas & Electric Co.	3.850%	8/15/47	3,750	3,444
	Oncor Electric Delivery Co. LLC	4.100%	6/1/22	350	357
	Oncor Electric Delivery Co. LLC	2.950%	4/1/25	6,200	6,035
10	Oncor Electric Delivery Co. LLC	5.750%	3/15/29	1,500	1,750
	Oncor Electric Delivery Co. LLC	7.000%	5/1/32	4,690	6,038
	Oncor Electric Delivery Co. LLC	7.250%	1/15/33	2,930	3,887
	Oncor Electric Delivery Co. LLC	7.500%	9/1/38	1,721	2,409
	Oncor Electric Delivery Co. LLC	5.250%	9/30/40	5,700	6,502

110

Vanguard® Total Bond Market Index Fund

Schedule of Investments

December 31, 2018

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Oncor Electric Delivery Co. LLC	4.550%	12/1/41	4,494	4,716
	Oncor Electric Delivery Co. LLC	5.300%	6/1/42	4,975	5,785
	Oncor Electric Delivery Co. LLC	3.750%	4/1/45	9,099	8,560
	Oncor Electric Delivery Co. LLC	3.800%	9/30/47	3,865	3,670
	Pacific Gas & Electric Co.	3.500%	10/1/20	21,261	20,304
	Pacific Gas & Electric Co.	4.250%	5/15/21	10,266	9,727
	Pacific Gas & Electric Co.	3.250%	6/15/23	7,505	6,651
10	Pacific Gas & Electric Co.	4.250%	8/1/23	5,075	4,637
	Pacific Gas & Electric Co.	3.850%	11/15/23	1,475	1,331
	Pacific Gas & Electric Co.	3.750%	2/15/24	4,975	4,409
	Pacific Gas & Electric Co.	3.400%	8/15/24	5,771	4,985
	Pacific Gas & Electric Co.	3.500%	6/15/25	7,200	6,165
	Pacific Gas & Electric Co.	2.950%	3/1/26	2,050	1,676
	Pacific Gas & Electric Co.	3.300%	3/15/27	2,850	2,266
	Pacific Gas & Electric Co.	3.300%	12/1/27	13,750	11,241
	Pacific Gas & Electric Co.	6.050%	3/1/34	31,525	29,200
	Pacific Gas & Electric Co.	5.800%	3/1/37	11,273	10,428
	Pacific Gas & Electric Co.	6.350%	2/15/38	1,625	1,532
	Pacific Gas & Electric Co.	6.250%	3/1/39	6,305	5,879
	Pacific Gas & Electric Co.	4.450%	4/15/42	12,294	9,820
	Pacific Gas & Electric Co.	4.600%	6/15/43	14,575	11,678
	Pacific Gas & Electric Co.	5.125%	11/15/43	105	91
	Pacific Gas & Electric Co.	4.750%	2/15/44	6,730	5,552
	Pacific Gas & Electric Co.	4.300%	3/15/45	6,442	4,993
	Pacific Gas & Electric Co.	4.250%	3/15/46	8,870	6,874
	Pacific Gas & Electric Co.	4.000%	12/1/46	6,850	5,172
	Pacific Gas & Electric Co.	3.950%	12/1/47	3,975	3,016
	PacifiCorp	2.950%	2/1/22	9,975	9,891
	PacifiCorp	2.950%	6/1/23	2,215	2,183
	PacifiCorp	3.600%	4/1/24	6,714	6,772
	PacifiCorp	7.700%	11/15/31	1,199	1,626
	PacifiCorp	5.250%	6/15/35	1,510	1,681
	PacifiCorp	6.100%	8/1/36	4,348	5,246
	PacifiCorp	5.750%	4/1/37	3,201	3,788
	PacifiCorp	6.250%	10/15/37	8,581	10,836
	PacifiCorp	6.350%	7/15/38	3,350	4,251
	PacifiCorp	6.000%	1/15/39	4,021	4,914
	PacifiCorp	4.100%	2/1/42	4,805	4,664
	PacifiCorp	4.125%	1/15/49	9,810	9,684
	PECO Energy Co.	2.375%	9/15/22	2,900	2,815
	PECO Energy Co.	3.150%	10/15/25	350	342
	PECO Energy Co.	3.900%	3/1/48	3,600	3,460
	Pinnacle West Capital Corp.	2.250%	11/30/20	3,400	3,327
	PNM Resources Inc.	3.250%	3/9/21	3,000	2,972
	Potomac Electric Power Co.	3.600%	3/15/24	1,960	1,977
	Potomac Electric Power Co.	6.500%	11/15/37	7,532	9,544
	Potomac Electric Power Co.	4.150%	3/15/43	4,675	4,618
	PPL Capital Funding Inc.	4.200%	6/15/22	2,365	2,387
	PPL Capital Funding Inc.	3.500%	12/1/22	1,745	1,721
	PPL Capital Funding Inc.	3.400%	6/1/23	3,870	3,783
	PPL Capital Funding Inc.	3.950%	3/15/24	815	810
	PPL Capital Funding Inc.	3.100%	5/15/26	7,626	7,152
	PPL Capital Funding Inc.	4.700%	6/1/43	4,310	4,229
	PPL Capital Funding Inc.	5.000%	3/15/44	12,106	12,172
	PPL Capital Funding Inc.	4.000%	9/15/47	4,575	4,079
	PPL Electric Utilities Corp.	3.000%	9/15/21	3,300	3,292
	PPL Electric Utilities Corp.	6.250%	5/15/39	5,467	6,851
	PPL Electric Utilities Corp.	4.125%	6/15/44	2,700	2,689
	PPL Electric Utilities Corp.	4.150%	10/1/45	4,280	4,272
	PPL Electric Utilities Corp.	3.950%	6/1/47	4,775	4,616
	PPL Electric Utilities Corp.	4.150%	6/15/48	3,325	3,330
	Progress Energy Inc.	4.400%	1/15/21	6,347	6,462
	Progress Energy Inc.	3.150%	4/1/22	17,265	16,983
	Progress Energy Inc.	7.750%	3/1/31	2,960	3,904

111

Vanguard® Total Bond Market Index Fund

Schedule of Investments

December 31, 2018

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Progress Energy Inc.	7.000%	10/30/31	3,025	3,849
	Progress Energy Inc.	6.000%	12/1/39	7,674	9,187
	PSEG Power LLC	5.125%	4/15/20	1,286	1,309
	PSEG Power LLC	3.000%	6/15/21	3,960	3,885
	PSEG Power LLC	3.850%	6/1/23	7,775	7,757
	PSEG Power LLC	8.625%	4/15/31	1,188	1,543
	Public Service Co. of Colorado	3.200%	11/15/20	4,175	4,179
	Public Service Co. of Colorado	2.250%	9/15/22	5,600	5,395
	Public Service Co. of Colorado	3.700%	6/15/28	4,250	4,309
	Public Service Co. of Colorado	3.600%	9/15/42	10,475	9,669
	Public Service Co. of Colorado	4.300%	3/15/44	295	299
	Public Service Co. of Colorado	4.100%	6/15/48	4,175	4,111
	Public Service Co. of New Hampshire	3.500%	11/1/23	2,054	2,066
	Public Service Electric & Gas Co.	1.900%	3/15/21	3,100	3,021
	Public Service Electric & Gas Co.	2.375%	5/15/23	3,225	3,116
	Public Service Electric & Gas Co.	3.000%	5/15/25	4,410	4,276
	Public Service Electric & Gas Co.	2.250%	9/15/26	575	525
	Public Service Electric & Gas Co.	3.000%	5/15/27	4,800	4,598
	Public Service Electric & Gas Co.	5.800%	5/1/37	1,766	2,109
	Public Service Electric & Gas Co.	3.950%	5/1/42	14,730	14,333
	Public Service Electric & Gas Co.	3.650%	9/1/42	800	749
	Public Service Electric & Gas Co.	3.800%	3/1/46	16,480	15,698
	Public Service Electric & Gas Co.	3.600%	12/1/47	3,750	3,457
	Public Service Enterprise Group Inc.	2.650%	11/15/22	7,160	6,899
	Puget Energy Inc.	6.500%	12/15/20	15,900	16,693
	Puget Energy Inc.	6.000%	9/1/21	5,494	5,817
	Puget Energy Inc.	5.625%	7/15/22	2,050	2,166
	Puget Energy Inc.	3.650%	5/15/25	7,480	7,254
	Puget Sound Energy Inc.	6.274%	3/15/37	3,475	4,416
	Puget Sound Energy Inc.	5.757%	10/1/39	6,650	7,939
	Puget Sound Energy Inc.	5.795%	3/15/40	1,774	2,115
	Puget Sound Energy Inc.	5.638%	4/15/41	3,068	3,623
	Puget Sound Energy Inc.	4.300%	5/20/45	8,125	8,136
	Puget Sound Energy Inc.	4.223%	6/15/48	6,220	6,129
	San Diego Gas & Electric Co.	3.000%	8/15/21	2,925	2,917
	San Diego Gas & Electric Co.	3.600%	9/1/23	3,835	3,850
	San Diego Gas & Electric Co.	2.500%	5/15/26	75	69
	San Diego Gas & Electric Co.	6.000%	6/1/39	1,929	2,321
	San Diego Gas & Electric Co.	4.500%	8/15/40	5,570	5,725
	San Diego Gas & Electric Co.	3.750%	6/1/47	4,350	3,972
	San Diego Gas & Electric Co.	4.150%	5/15/48	7,070	6,881
	Sierra Pacific Power Co.	2.600%	5/1/26	13,345	12,438
	South Carolina Electric & Gas Co.	3.500%	8/15/21	2,600	2,606
	South Carolina Electric & Gas Co.	6.625%	2/1/32	5,729	6,938
	South Carolina Electric & Gas Co.	6.050%	1/15/38	5,710	6,736
	South Carolina Electric & Gas Co.	5.450%	2/1/41	3,345	3,771
	South Carolina Electric & Gas Co.	4.350%	2/1/42	5,293	5,216
	South Carolina Electric & Gas Co.	4.600%	6/15/43	4,610	4,684
	South Carolina Electric & Gas Co.	4.500%	6/1/64	4,025	3,732
	South Carolina Electric & Gas Co.	5.100%	6/1/65	5,075	5,288
	Southern California Edison Co.	2.900%	3/1/21	6,000	5,924
	Southern California Edison Co.	3.875%	6/1/21	16,875	17,016
5	Southern California Edison Co.	1.845%	2/1/22	2,725	2,643
	Southern California Edison Co.	2.400%	2/1/22	6,400	6,195
	Southern California Edison Co.	3.400%	6/1/23	8,345	8,275
	Southern California Edison Co.	3.500%	10/1/23	250	250
	Southern California Edison Co.	3.700%	8/1/25	2,425	2,406
	Southern California Edison Co.	3.650%	3/1/28	7,475	7,267
	Southern California Edison Co.	6.650%	4/1/29	2,106	2,354
	Southern California Edison Co.	6.000%	1/15/34	5,485	6,133
	Southern California Edison Co.	5.750%	4/1/35	2,913	3,160
	Southern California Edison Co.	5.350%	7/15/35	8,928	9,399
	Southern California Edison Co.	5.550%	1/15/36	1,280	1,360
	Southern California Edison Co.	5.625%	2/1/36	5,650	6,106

112

Vanguard® Total Bond Market Index Fund

Schedule of Investments

December 31, 2018

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Southern California Edison Co.	5.550%	1/15/37	6,025	6,558
Southern California Edison Co.	5.950%	2/1/38	5,713	6,412
Southern California Edison Co.	6.050%	3/15/39	1,085	1,248
Southern California Edison Co.	5.500%	3/15/40	5,148	5,587
Southern California Edison Co.	4.500%	9/1/40	4,650	4,536
Southern California Edison Co.	4.050%	3/15/42	5,312	4,991
Southern California Edison Co.	3.900%	3/15/43	5,340	4,884
Southern California Edison Co.	4.650%	10/1/43	2,127	2,142
Southern California Edison Co.	3.600%	2/1/45	7,845	6,745
Southern California Edison Co.	4.000%	4/1/47	8,525	7,808
Southern California Edison Co.	4.125%	3/1/48	8,200	7,727
Southern Co.	2.750%	6/15/20	11,510	11,378
Southern Co.	2.350%	7/1/21	16,275	15,787
Southern Co.	2.950%	7/1/23	7,825	7,563
Southern Co.	3.250%	7/1/26	20,515	19,152
Southern Co.	4.250%	7/1/36	6,400	6,008
Southern Co.	4.400%	7/1/46	6,830	6,287
Southern Power Co.	2.375%	6/1/20	2,950	2,901
Southern Power Co.	2.500%	12/15/21	9,800	9,408
Southern Power Co.	4.150%	12/1/25	5,850	5,848
Southern Power Co.	5.150%	9/15/41	11,181	11,149
Southern Power Co.	5.250%	7/15/43	475	472
Southern Power Co.	4.950%	12/15/46	4,380	4,085
Southwestern Electric Power Co.	2.750%	10/1/26	4,150	3,803
Southwestern Electric Power Co.	4.100%	9/15/28	6,500	6,517
Southwestern Electric Power Co.	6.200%	3/15/40	4,000	4,727
Southwestern Electric Power Co.	3.900%	4/1/45	8,767	8,036
Southwestern Electric Power Co.	3.850%	2/1/48	4,675	4,163
Southwestern Public Service Co.	3.300%	6/15/24	2,565	2,549
Southwestern Public Service Co.	4.500%	8/15/41	5,748	5,829
Southwestern Public Service Co.	3.400%	8/15/46	21,590	18,779
Southwestern Public Service Co.	3.700%	8/15/47	6,170	5,677
Southwestern Public Service Co.	4.400%	11/15/48	10,670	10,828
Tampa Electric Co.	4.100%	6/15/42	602	585
Tampa Electric Co.	4.350%	5/15/44	5,935	5,696
Tampa Electric Co.	4.300%	6/15/48	4,120	3,979
Tampa Electric Co.	4.450%	6/15/49	6,450	6,332
TECO Finance Inc.	5.150%	3/15/20	3,494	3,553
Toledo Edison Co.	6.150%	5/15/37	3,455	4,099
TransAlta Corp.	4.500%	11/15/22	3,985	3,855
TransAlta Corp.	6.500%	3/15/40	4,719	4,362
Tucson Electric Power Co.	3.050%	3/15/25	2,375	2,266
UIL Holdings Corp.	4.625%	10/1/20	1,600	1,628
Union Electric Co.	3.500%	4/15/24	7,370	7,406
Union Electric Co.	2.950%	6/15/27	4,275	4,057
Union Electric Co.	5.300%	8/1/37	3,520	3,976
Union Electric Co.	8.450%	3/15/39	1,775	2,655
Union Electric Co.	3.900%	9/15/42	2,440	2,345
Union Electric Co.	3.650%	4/15/45	4,350	3,977
Union Electric Co.	4.000%	4/1/48	5,025	4,864
Virginia Electric & Power Co.	2.950%	1/15/22	4,070	4,026
Virginia Electric & Power Co.	3.450%	9/1/22	1,440	1,443
Virginia Electric & Power Co.	2.750%	3/15/23	5,350	5,223
Virginia Electric & Power Co.	3.450%	2/15/24	4,820	4,825
Virginia Electric & Power Co.	3.100%	5/15/25	4,205	4,096
Virginia Electric & Power Co.	3.150%	1/15/26	8,190	7,900
Virginia Electric & Power Co.	2.950%	11/15/26	4,120	3,906
Virginia Electric & Power Co.	3.500%	3/15/27	21,400	20,927
Virginia Electric & Power Co.	3.800%	4/1/28	7,935	7,943
Virginia Electric & Power Co.	6.000%	1/15/36	5,700	6,762
Virginia Electric & Power Co.	6.000%	5/15/37	4,925	5,938
Virginia Electric & Power Co.	6.350%	11/30/37	4,200	5,293
Virginia Electric & Power Co.	4.000%	1/15/43	4,498	4,309
Virginia Electric & Power Co.	4.650%	8/15/43	8,130	8,495

113

Vanguard® Total Bond Market Index Fund

Schedule of Investments

December 31, 2018

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Virginia Electric & Power Co.	4.450%	2/15/44	10,630	10,756
	Virginia Electric & Power Co.	4.200%	5/15/45	6,425	6,264
	Virginia Electric & Power Co.	4.000%	11/15/46	5,325	5,066
	Virginia Electric & Power Co.	3.800%	9/15/47	5,775	5,318
	Virginia Electric & Power Co.	4.600%	12/1/48	8,385	8,819
	WEC Energy Group Inc.	2.450%	6/15/20	3,000	2,961
	WEC Energy Group Inc.	3.375%	6/15/21	4,950	4,924
	WEC Energy Group Inc.	3.550%	6/15/25	3,525	3,434
	Westar Energy Inc.	2.550%	7/1/26	5,875	5,449
	Westar Energy Inc.	3.100%	4/1/27	7,435	7,225
	Westar Energy Inc.	4.125%	3/1/42	7,537	7,398
	Westar Energy Inc.	4.100%	4/1/43	5,075	4,900
	Westar Energy Inc.	4.250%	12/1/45	1,535	1,515
	Wisconsin Electric Power Co.	2.950%	9/15/21	2,515	2,499
	Wisconsin Electric Power Co.	5.625%	5/15/33	775	899
	Wisconsin Electric Power Co.	5.700%	12/1/36	1,050	1,222
	Wisconsin Electric Power Co.	4.300%	10/15/48	3,075	3,169
	Wisconsin Power & Light Co.	3.050%	10/15/27	1,200	1,150
	Wisconsin Power & Light Co.	6.375%	8/15/37	4,225	5,371
	Wisconsin Public Service Corp.	3.350%	11/21/21	4,400	4,417
	Wisconsin Public Service Corp.	3.671%	12/1/42	3,375	3,064
	Wisconsin Public Service Corp.	4.752%	11/1/44	5,000	5,407
	Xcel Energy Inc.	4.700%	5/15/20	1,075	1,088
	Xcel Energy Inc.	2.400%	3/15/21	4,275	4,192
	Xcel Energy Inc.	2.600%	3/15/22	5,225	5,058
	Xcel Energy Inc.	3.300%	6/1/25	5,050	4,939
	Xcel Energy Inc.	3.350%	12/1/26	3,825	3,681
	Xcel Energy Inc.	4.000%	6/15/28	5,156	5,190
	Xcel Energy Inc.	6.500%	7/1/36	7,667	9,671
	Natural Gas (0.2%)
	Atmos Energy Corp.	3.000%	6/15/27	5,000	4,777
	Atmos Energy Corp.	5.500%	6/15/41	10,110	11,653
	Atmos Energy Corp.	4.150%	1/15/43	5,550	5,417
	Atmos Energy Corp.	4.125%	10/15/44	2,415	2,360
	CenterPoint Energy Resources Corp.	4.500%	1/15/21	16,567	16,847
	CenterPoint Energy Resources Corp.	3.550%	4/1/23	3,000	3,000
	CenterPoint Energy Resources Corp.	4.000%	4/1/28	3,350	3,328
	CenterPoint Energy Resources Corp.	5.850%	1/15/41	6,550	7,710
	CenterPoint Energy Resources Corp.	4.100%	9/1/47	3,200	2,927
	KeySpan Corp.	5.803%	4/1/35	2,700	3,065
	NiSource Finance Corp.	3.490%	5/15/27	10,251	9,821
	NiSource Finance Corp.	5.950%	6/15/41	9,065	10,191
	Nisource Finance Corp.	5.250%	2/15/43	1,200	1,255
	NiSource Finance Corp.	4.800%	2/15/44	1,112	1,076
	NiSource Finance Corp.	5.650%	2/1/45	2,500	2,712
	NiSource Finance Corp.	4.375%	5/15/47	19,632	18,343
	NiSource Finance Corp.	3.950%	3/30/48	25	22
	NiSource Inc.	2.650%	11/17/22	3,800	3,662
10	NiSource Inc.	3.650%	6/15/23	3,950	3,936
	ONE Gas Inc.	4.658%	2/1/44	1,325	1,408
	ONE Gas Inc.	4.500%	11/1/48	7,575	7,827
	Piedmont Natural Gas Co. Inc.	4.650%	8/1/43	2,450	2,503
	Piedmont Natural Gas Co. Inc.	3.640%	11/1/46	4,165	3,641
	Sempra Energy	2.400%	2/1/20	5,350	5,287
	Sempra Energy	2.400%	3/15/20	6,661	6,575
	Sempra Energy	2.850%	11/15/20	7,154	7,045
	Sempra Energy	2.875%	10/1/22	6,125	5,921
	Sempra Energy	2.900%	2/1/23	6,275	6,048
	Sempra Energy	4.050%	12/1/23	7,435	7,475
	Sempra Energy	3.750%	11/15/25	5,450	5,256
	Sempra Energy	3.250%	6/15/27	9,005	8,307
	Sempra Energy	3.400%	2/1/28	10,725	9,804
	Sempra Energy	3.800%	2/1/38	12,200	10,506

114

Vanguard® Total Bond Market Index Fund

Schedule of Investments

December 31, 2018

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Sempra Energy	6.000%	10/15/39	21,078	23,487
Sempra Energy	4.000%	2/1/48	9,379	7,872
Southern California Gas Co.	3.150%	9/15/24	2,045	2,050
Southern California Gas Co.	3.200%	6/15/25	1,020	1,002
Southern California Gas Co.	2.600%	6/15/26	12,850	11,964
Southern California Gas Co.	3.750%	9/15/42	3,770	3,532
Southern California Gas Co.	4.125%	6/1/48	5,075	5,061
Southern California Gas Co.	4.300%	1/15/49	500	509
Southern Co. Gas Capital Corp.	3.500%	9/15/21	2,775	2,764
Southern Co. Gas Capital Corp.	2.450%	10/1/23	1,101	1,031
Southern Co. Gas Capital Corp.	3.250%	6/15/26	5,105	4,805
Southern Co. Gas Capital Corp.	5.875%	3/15/41	4,295	4,882
Southern Co. Gas Capital Corp.	4.400%	6/1/43	4,500	4,248
Southern Co. Gas Capital Corp.	3.950%	10/1/46	5,950	5,170
Southern Co. Gas Capital Corp.	4.400%	5/30/47	11,560	10,811
Southwest Gas Corp.	3.700%	4/1/28	5,425	5,389
Southwest Gas Corp.	3.800%	9/29/46	785	682
Washington Gas Light Co.	3.796%	9/15/46	4,675	4,359
Other Utility (0.0%)
American Water Capital Corp.	3.850%	3/1/24	4,450	4,514
American Water Capital Corp.	3.400%	3/1/25	5,860	5,778
American Water Capital Corp.	2.950%	9/1/27	7,350	6,848
American Water Capital Corp.	3.750%	9/1/28	6,500	6,533
American Water Capital Corp.	6.593%	10/15/37	8,096	10,212
American Water Capital Corp.	4.300%	12/1/42	60	60
American Water Capital Corp.	4.300%	9/1/45	5,175	5,124
American Water Capital Corp.	4.000%	12/1/46	925	871
American Water Capital Corp.	3.750%	9/1/47	11,775	10,509
American Water Capital Corp.	4.200%	9/1/48	7,500	7,361
United Utilities plc	6.875%	8/15/28	960	1,131
Veolia Environnement SA	6.750%	6/1/38	4,199	5,093
				3,885,426
Total Corporate Bonds (Cost $54,983,190)				53,670,633
Sovereign Bonds (4.5%)
African Development Bank	1.375%	2/12/20	9,600	9,472
African Development Bank	1.875%	3/16/20	28,250	28,002
African Development Bank	2.625%	3/22/21	8,622	8,628
African Development Bank	1.250%	7/26/21	3,620	3,499
African Development Bank	2.375%	9/23/21	27,100	26,927
African Development Bank	2.125%	11/16/22	39,260	38,509
African Development Bank	3.000%	9/20/23	15,060	15,253
Agricultural Bank of China Ltd.	2.750%	5/21/20	1,645	1,631
Asian Development Bank	1.750%	1/10/20	200	198
Asian Development Bank	1.500%	1/22/20	17,455	17,259
Asian Development Bank	1.375%	3/23/20	16,525	16,281
Asian Development Bank	1.625%	5/5/20	105,600	104,253
Asian Development Bank	1.625%	8/26/20	4,400	4,330
Asian Development Bank	2.875%	11/27/20	10,718	10,774
Asian Development Bank	2.250%	1/20/21	16,000	15,902
Asian Development Bank	1.625%	3/16/21	44,000	43,134
Asian Development Bank	1.750%	6/8/21	37,720	36,996
Asian Development Bank	2.125%	11/24/21	13,000	12,833
Asian Development Bank	2.000%	2/16/22	82,941	81,464
Asian Development Bank	1.875%	2/18/22	27,550	26,947
Asian Development Bank	1.750%	9/13/22	14,405	13,962
Asian Development Bank	2.750%	3/17/23	29,645	29,776
Asian Development Bank	2.000%	1/22/25	14,750	14,148
Asian Development Bank	2.000%	4/24/26	9,350	8,879
Asian Development Bank	2.625%	1/12/27	11,500	11,359
Asian Development Bank	6.220%	8/15/27	375	460
Asian Development Bank	2.500%	11/2/27	35,447	34,576
Asian Development Bank	2.750%	1/19/28	20,000	19,832

115

Vanguard® Total Bond Market Index Fund

Schedule of Investments

December 31, 2018

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Asian Development Bank	5.820%	6/16/28	1,200	1,456
	Asian Development Bank	3.125%	9/26/28	6,000	6,141
	Canada	2.000%	11/15/22	34,085	33,315
	CNOOC Curtis Funding No 1 Pty Ltd.	4.500%	10/3/23	5,000	5,138
	CNOOC Finance 2013 Ltd.	3.000%	5/9/23	9,615	9,291
	CNOOC Finance 2015 Australia Pty Ltd.	2.625%	5/5/20	26,730	26,471
	CNOOC Finance 2015 Australia Pty Ltd.	4.200%	5/5/45	4,500	4,312
	CNOOC Finance 2015 USA LLC	3.500%	5/5/25	31,560	30,449
	CNOOC Finance 2015 USA LLC	4.375%	5/2/28	10,250	10,461
	CNOOC Nexen Finance 2014 ULC	4.250%	4/30/24	34,920	35,441
	CNOOC Nexen Finance 2014 ULC	4.875%	4/30/44	800	851
	Corp. Andina de Fomento	3.750%	11/23/23	18,343	18,587
	Corp. Andina de Fomento	2.200%	7/18/20	27,345	26,945
	Corp. Andina de Fomento	4.375%	6/15/22	30,175	31,226
	Corp. Andina de Fomento	2.750%	1/6/23	22,679	22,191
	Council Of Europe Development Bank	1.875%	1/27/20	2,125	2,109
	Council Of Europe Development Bank	1.625%	3/10/20	16,675	16,486
	Council Of Europe Development Bank	1.625%	3/16/21	8,500	8,324
	Council Of Europe Development Bank	2.625%	2/13/23	23,255	23,243
	Ecopetrol SA	5.875%	9/18/23	12,459	12,989
	Ecopetrol SA	4.125%	1/16/25	21,272	20,208
	Ecopetrol SA	5.375%	6/26/26	26,430	26,595
	Ecopetrol SA	7.375%	9/18/43	4,731	5,210
	Ecopetrol SA	5.875%	5/28/45	17,290	16,253
	Emirates Telecommunications Group Co. PJSC	3.500%	6/18/24	5,000	4,875
	Equinor ASA	2.900%	11/8/20	4,070	4,067
	Equinor ASA	2.750%	11/10/21	18,460	18,320
	Equinor ASA	3.150%	1/23/22	11,117	11,092
	Equinor ASA	2.450%	1/17/23	20,154	19,535
	Equinor ASA	7.750%	6/15/23	25	29
	Equinor ASA	2.650%	1/15/24	22,971	22,213
	Equinor ASA	3.700%	3/1/24	12,737	12,942
	Equinor ASA	3.250%	11/10/24	10,633	10,567
	Equinor ASA	7.250%	9/23/27	7,375	9,251
	Equinor ASA	3.625%	9/10/28	5,000	4,987
10	Equinor ASA	6.500%	12/1/28	975	1,171
	Equinor ASA	5.100%	8/17/40	4,161	4,638
	Equinor ASA	4.250%	11/23/41	8,464	8,377
	Equinor ASA	3.950%	5/15/43	10,562	10,191
	Equinor ASA	4.800%	11/8/43	9,902	10,715
	European Bank for Reconstruction & Development	1.500%	3/16/20	23,100	22,790
	European Bank for Reconstruction & Development	1.125%	8/24/20	3,270	3,192
	European Bank for Reconstruction & Development	2.000%	2/1/21	51,650	51,048
	European Bank for Reconstruction & Development	1.875%	7/15/21	6,375	6,253
	European Bank for Reconstruction & Development	1.500%	11/2/21	12,000	11,642
	European Bank for Reconstruction & Development	1.875%	2/23/22	14,800	14,466
	European Bank for Reconstruction & Development	2.125%	3/7/22	1,040	1,024
	European Bank for Reconstruction & Development	2.750%	3/7/23	21,594	21,672
	European Investment Bank	1.625%	3/16/20	73,485	72,675
	European Investment Bank	1.750%	5/15/20	47,600	47,054
	European Investment Bank	1.375%	6/15/20	29,735	29,220
	European Investment Bank	1.625%	8/14/20	20,460	20,137
	European Investment Bank	2.875%	9/15/20	17,395	17,465
	European Investment Bank	1.625%	12/15/20	42,490	41,675
	European Investment Bank	4.000%	2/16/21	31,635	32,556
	European Investment Bank	2.000%	3/15/21	34,430	34,013
	European Investment Bank	2.500%	4/15/21	41,260	41,178
	European Investment Bank	2.375%	5/13/21	121,000	120,408
	European Investment Bank	1.625%	6/15/21	12,450	12,167
	European Investment Bank	1.375%	9/15/21	4,250	4,115
	European Investment Bank	2.125%	10/15/21	6,190	6,110
	European Investment Bank	2.875%	12/15/21	61,632	62,094
	European Investment Bank	2.250%	3/15/22	56,960	56,268
	European Investment Bank	2.375%	6/15/22	62,090	61,616

116

Vanguard® Total Bond Market Index Fund

Schedule of Investments

December 31, 2018

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	European Investment Bank	2.250%	8/15/22	20,615	20,355
	European Investment Bank	2.000%	12/15/22	4,625	4,518
	European Investment Bank	2.500%	3/15/23	19,265	19,137
	European Investment Bank	2.875%	8/15/23	45,000	45,363
	European Investment Bank	3.125%	12/14/23	35,500	36,198
	European Investment Bank	3.250%	1/29/24	42,750	43,886
	European Investment Bank	2.500%	10/15/24	24,560	24,278
	European Investment Bank	1.875%	2/10/25	45,510	43,297
	European Investment Bank	2.125%	4/13/26	50,620	48,461
	European Investment Bank	2.375%	5/24/27	11,460	11,043
	European Investment Bank	4.875%	2/15/36	12,665	15,651
	Export Development Canada	1.625%	1/17/20	11,325	11,216
	Export Development Canada	1.625%	6/1/20	3,000	2,956
	Export Development Canada	1.750%	7/21/20	325	321
	Export Development Canada	2.000%	11/30/20	28,605	28,266
	Export Development Canada	1.500%	5/26/21	26,750	26,053
	Export Development Canada	1.375%	10/21/21	14,300	13,823
	Export Development Canada	2.000%	5/17/22	1,500	1,467
	Export Development Canada	2.500%	1/24/23	11,895	11,805
	Export Development Canada	2.750%	3/15/23	8,990	9,021
	Export-Import Bank of Korea	2.250%	1/21/20	40	40
	Export-Import Bank of Korea	5.125%	6/29/20	9,730	10,019
	Export-Import Bank of Korea	2.500%	11/1/20	2,000	1,979
	Export-Import Bank of Korea	2.625%	12/30/20	2,450	2,427
	Export-Import Bank of Korea	4.000%	1/29/21	7,824	7,994
	Export-Import Bank of Korea	2.125%	2/11/21	500	490
	Export-Import Bank of Korea	2.500%	5/10/21	5,200	5,115
	Export-Import Bank of Korea	4.375%	9/15/21	4,465	4,600
	Export-Import Bank of Korea	1.875%	10/21/21	11,500	11,101
	Export-Import Bank of Korea	3.500%	11/27/21	8,900	8,996
	Export-Import Bank of Korea	2.750%	1/25/22	22,200	21,880
	Export-Import Bank of Korea	5.000%	4/11/22	4,150	4,371
	Export-Import Bank of Korea	3.000%	11/1/22	8,400	8,296
	Export-Import Bank of Korea	3.625%	11/27/23	13,000	13,114
	Export-Import Bank of Korea	4.000%	1/14/24	35,000	35,820
	Export-Import Bank of Korea	3.250%	11/10/25	6,430	6,246
	Export-Import Bank of Korea	2.625%	5/26/26	12,900	12,021
11	FMS Wertmanagement AoeR	1.750%	1/24/20	25,300	25,077
	FMS Wertmanagement AoeR	1.750%	3/17/20	8,000	7,918
	FMS Wertmanagement AoeR	2.000%	8/1/22	53,310	52,120
	Hydro-Quebec	8.400%	1/15/22	8,195	9,441
	Hydro-Quebec	8.050%	7/7/24	8,560	10,620
	Hydro-Quebec	8.500%	12/1/29	825	1,188
	Industrial & Commercial Bank of China Ltd.	2.905%	11/13/20	250	247
	Industrial & Commercial Bank of China Ltd.	2.635%	5/26/21	8,000	7,830
	Industrial & Commercial Bank of China Ltd.	2.957%	11/8/22	7,710	7,542
	Industrial & Commercial Bank of China Ltd.	3.538%	11/8/27	8,350	7,983
	Inter-American Development Bank	3.875%	2/14/20	7,375	7,480
	Inter-American Development Bank	1.625%	5/12/20	54,020	53,314
	Inter-American Development Bank	1.875%	6/16/20	29,850	29,535
	Inter-American Development Bank	2.125%	11/9/20	27,105	26,864
	Inter-American Development Bank	1.875%	3/15/21	540	532
	Inter-American Development Bank	2.625%	4/19/21	27,014	27,047
	Inter-American Development Bank	2.125%	1/18/22	74,400	73,356
	Inter-American Development Bank	1.750%	4/14/22	29,740	28,942
	Inter-American Development Bank	1.750%	9/14/22	14,490	14,050
	Inter-American Development Bank	3.000%	9/26/22	27,296	27,625
	Inter-American Development Bank	2.500%	1/18/23	43,395	43,134
	Inter-American Development Bank	3.000%	10/4/23	8,225	8,347
	Inter-American Development Bank	3.000%	2/21/24	19,507	19,808
	Inter-American Development Bank	2.125%	1/15/25	22,035	21,315
	Inter-American Development Bank	7.000%	6/15/25	2,950	3,596
	Inter-American Development Bank	2.000%	6/2/26	31,570	29,979
	Inter-American Development Bank	2.375%	7/7/27	47,050	45,385

117

Vanguard® Total Bond Market Index Fund

Schedule of Investments

December 31, 2018

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Inter-American Development Bank	3.125%	9/18/28	32,492	33,256
	Inter-American Development Bank	3.875%	10/28/41	95	105
	Inter-American Development Bank	3.200%	8/7/42	6,872	6,770
	Inter-American Development Bank	4.375%	1/24/44	8,375	10,093
	International Bank for Reconstruction & Development	1.375%	3/30/20	15,895	15,662
	International Bank for Reconstruction & Development	1.875%	4/21/20	97,000	96,119
	International Bank for Reconstruction & Development	1.125%	8/10/20	6,000	5,856
	International Bank for Reconstruction & Development	1.625%	9/4/20	31,925	31,415
	International Bank for Reconstruction & Development	2.125%	11/1/20	21,881	21,696
	International Bank for Reconstruction & Development	1.625%	3/9/21	22,385	21,944
	International Bank for Reconstruction & Development	1.375%	5/24/21	64,505	62,730
	International Bank for Reconstruction & Development	2.250%	6/24/21	23,390	23,223
	International Bank for Reconstruction & Development	2.750%	7/23/21	54,020	54,246
	International Bank for Reconstruction & Development	1.375%	9/20/21	61,570	59,608
	International Bank for Reconstruction & Development	2.125%	12/13/21	14,155	13,982
	International Bank for Reconstruction & Development	2.000%	1/26/22	56,905	55,893
	International Bank for Reconstruction & Development	1.625%	2/10/22	23,475	22,792
	International Bank for Reconstruction & Development	1.875%	10/7/22	2,600	2,530
	International Bank for Reconstruction & Development	7.625%	1/19/23	14,100	16,763
	International Bank for Reconstruction & Development	1.750%	4/19/23	10,215	9,861
	International Bank for Reconstruction & Development	3.000%	9/27/23	63,100	64,109
	International Bank for Reconstruction & Development	2.500%	11/25/24	67,992	67,197
	International Bank for Reconstruction & Development	2.125%	3/3/25	270	261
	International Bank for Reconstruction & Development	2.500%	7/29/25	39,450	38,894
	International Bank for Reconstruction & Development	3.125%	11/20/25	28,380	28,782
	International Bank for Reconstruction & Development	8.875%	3/1/26	1,050	1,436
	International Bank for Reconstruction & Development	1.875%	10/27/26	1,500	1,408
	International Bank for Reconstruction & Development	2.500%	11/22/27	11,080	10,815
	International Bank for Reconstruction & Development	4.750%	2/15/35	8,508	10,337
	International Finance Corp.	1.750%	3/30/20	25,050	24,794
	International Finance Corp.	1.625%	7/16/20	17,615	17,366
	International Finance Corp.	2.250%	1/25/21	17,950	17,825
	International Finance Corp.	1.125%	7/20/21	3,150	3,036
	International Finance Corp.	2.875%	7/31/23	16,500	16,659
	International Finance Corp.	2.125%	4/7/26	22,700	21,779
12	Japan Bank for International Cooperation	2.250%	2/24/20	31,850	31,675
12	Japan Bank for International Cooperation	1.750%	5/28/20	31,510	31,084
12	Japan Bank for International Cooperation	2.125%	6/1/20	23,000	22,793
12	Japan Bank for International Cooperation	2.125%	7/21/20	16,105	15,934
12	Japan Bank for International Cooperation	2.125%	11/16/20	31,910	31,463
12	Japan Bank for International Cooperation	1.875%	4/20/21	9,300	9,110
12	Japan Bank for International Cooperation	3.125%	7/20/21	450	454
12	Japan Bank for International Cooperation	1.500%	7/21/21	21,425	20,729
12	Japan Bank for International Cooperation	2.000%	11/4/21	5,980	5,843
12	Japan Bank for International Cooperation	2.500%	6/1/22	9,200	9,082
12	Japan Bank for International Cooperation	2.375%	7/21/22	11,000	10,807
12	Japan Bank for International Cooperation	2.375%	11/16/22	33,580	32,905

12	Japan Bank for International Cooperation	3.250%	7/20/23	2,225	2,255
12	Japan Bank for International Cooperation	3.375%	7/31/23	1,300	1,325
12	Japan Bank for International Cooperation	3.375%	10/31/23	23,400	23,867
12	Japan Bank for International Cooperation	3.000%	5/29/24	16,500	16,520
12	Japan Bank for International Cooperation	2.125%	2/10/25	19,240	18,270
12	Japan Bank for International Cooperation	2.750%	1/21/26	5,720	5,613
12	Japan Bank for International Cooperation	2.375%	4/20/26	2,110	2,011
12	Japan Bank for International Cooperation	2.250%	11/4/26	30,250	28,461
12	Japan Bank for International Cooperation	2.875%	6/1/27	40,100	39,156
12	Japan Bank for International Cooperation	2.750%	11/16/27	25,220	24,281
12	Japan Bank for International Cooperation	3.250%	7/20/28	14,935	14,976
12	Japan Bank for International Cooperation	3.500%	10/31/28	20,500	20,952
12	Japan International Cooperation Agency	2.750%	4/27/27	11,600	11,233
12	Japan International Cooperation Agency	3.375%	6/12/28	5,250	5,326
11	KFW	4.000%	1/27/20	37,845	38,398
11	KFW	1.750%	3/31/20	40,450	40,024
11	KFW	1.500%	4/20/20	48,450	47,762

118

Vanguard® Total Bond Market Index Fund

Schedule of Investments

December 31, 2018

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
11	KFW	1.625%	5/29/20	52,850	52,129
11	KFW	1.875%	6/30/20	46,880	46,365
11	KFW	2.750%	7/15/20	29,992	30,050
11	KFW	2.750%	9/8/20	53,780	53,912
11	KFW	2.750%	10/1/20	46,709	46,812
11	KFW	1.875%	11/30/20	4,500	4,439
11	KFW	1.875%	12/15/20	62,330	61,454
11	KFW	1.625%	3/15/21	44,500	43,588
11	KFW	2.625%	4/12/21	24,262	24,281
11	KFW	1.500%	6/15/21	97,385	94,882
11	KFW	2.375%	8/25/21	14,075	13,999
11	KFW	1.750%	9/15/21	65,500	64,060
11	KFW	2.000%	11/30/21	20,140	19,799
11	KFW	3.125%	12/15/21	58,585	59,388
11	KFW	2.125%	3/7/22	56,050	55,178
11	KFW	2.125%	6/15/22	50,580	49,763
11	KFW	2.000%	9/29/22	3,690	3,605
11	KFW	2.000%	10/4/22	25,050	24,482
11	KFW	2.375%	12/29/22	39,600	39,208
11	KFW	2.125%	1/17/23	40,235	39,419
11	KFW	2.500%	11/20/24	49,190	48,537
11	KFW	2.000%	5/2/25	10,690	10,224
11	KFW	2.875%	4/3/28	1,500	1,507
11	KFW	0.000%	4/18/36	15,930	9,090
11	KFW	0.000%	6/29/37	29,375	16,007
	Korea Development Bank	2.500%	3/11/20	3,740	3,715
	Korea Development Bank	2.250%	5/18/20	100	99
	Korea Development Bank	2.500%	1/13/21	1,590	1,571
	Korea Development Bank	4.625%	11/16/21	6,975	7,246
	Korea Development Bank	2.625%	2/27/22	20,000	19,612
	Korea Development Bank	3.000%	9/14/22	17,400	17,221
	Korea Development Bank	3.375%	3/12/23	37,000	37,052
	Korea Development Bank	2.750%	3/19/23	9,600	9,361
	Korea Development Bank	3.750%	1/22/24	23,490	23,751
	Korea Development Bank	2.000%	9/12/26	1,500	1,328
	Landesbank Baden-Wuerttemberg	7.625%	2/1/23	1,000	1,159
11	Landwirtschaftliche Rentenbank	3.125%	11/14/23	12,000	12,226
11	Landwirtschaftliche Rentenbank	2.000%	1/13/25	42,950	41,065
11	Landwirtschaftliche Rentenbank	2.375%	6/10/25	24,600	23,994
11	Landwirtschaftliche Rentenbank	1.750%	7/27/26	17,675	16,387
11	Landwirtschaftliche Rentenbank	2.500%	11/15/27	19,024	18,467
	Nexen Energy ULC	7.875%	3/15/32	9,765	13,305
	Nexen Energy ULC	5.875%	3/10/35	4,812	5,548
	Nexen Energy ULC	6.400%	5/15/37	11,234	13,737
	Nexen Energy ULC	7.500%	7/30/39	6,733	9,356
	Nordic Investment Bank	2.500%	4/28/20	11,795	11,781
	Nordic Investment Bank	1.500%	9/29/20	3,100	3,041
	Nordic Investment Bank	1.625%	11/20/20	21,605	21,209
	Nordic Investment Bank	2.250%	2/1/21	16,680	16,573
	Nordic Investment Bank	1.250%	8/2/21	4,950	4,782
	Nordic Investment Bank	2.125%	2/1/22	3,215	3,167
	Nordic Investment Bank	2.875%	7/19/23	13,000	13,120
	North American Development Bank	4.375%	2/11/20	2,600	2,619
	North American Development Bank	2.400%	10/26/22	5,915	5,782
13	Oesterreichische Kontrollbank AG	1.750%	1/24/20	16,850	16,703
13	Oesterreichische Kontrollbank AG	1.375%	2/10/20	8,525	8,408
13	Oesterreichische Kontrollbank AG	1.500%	10/21/20	24,605	24,051
13	Oesterreichische Kontrollbank AG	1.875%	1/20/21	7,900	7,779
13	Oesterreichische Kontrollbank AG	2.375%	10/1/21	9,450	9,382
13	Oesterreichische Kontrollbank AG	2.875%	3/13/23	4,675	4,706
13	Oesterreichische Kontrollbank AG	3.125%	11/7/23	11,471	11,650
5	Oriental Republic of Uruguay	8.000%	11/18/22	3,900	4,383
5	Oriental Republic of Uruguay	4.500%	8/14/24	31,945	32,587
5	Oriental Republic of Uruguay	4.375%	10/27/27	32,244	32,285

119

Vanguard® Total Bond Market Index Fund

Schedule of Investments

December 31, 2018

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
5	Oriental Republic of Uruguay	7.625%	3/21/36	4,506	5,863
5	Oriental Republic of Uruguay	4.125%	11/20/45	12,775	11,402
5	Oriental Republic of Uruguay	5.100%	6/18/50	30,966	30,540
5	Oriental Republic of Uruguay	4.975%	4/20/55	16,121	15,412
	Petroleos Mexicanos	6.000%	3/5/20	7,678	7,783
	Petroleos Mexicanos	5.500%	1/21/21	39,150	39,119
	Petroleos Mexicanos	6.375%	2/4/21	15,320	15,523
	Petroleos Mexicanos	4.875%	1/24/22	13,135	12,806
	Petroleos Mexicanos	5.375%	3/13/22	32,290	31,894
	Petroleos Mexicanos	3.500%	1/30/23	11,046	10,057
	Petroleos Mexicanos	4.625%	9/21/23	27,492	25,948
	Petroleos Mexicanos	4.875%	1/18/24	25,108	23,442
5	Petroleos Mexicanos	2.290%	2/15/24	1,306	1,289
	Petroleos Mexicanos	4.250%	1/15/25	5,450	4,800
	Petroleos Mexicanos	2.378%	4/15/25	1,836	1,808
	Petroleos Mexicanos	4.500%	1/23/26	6,035	5,244
	Petroleos Mexicanos	6.875%	8/4/26	45,951	44,992
	Petroleos Mexicanos	6.500%	3/13/27	92,145	87,072
	Petroleos Mexicanos	5.350%	2/12/28	29,255	25,548
	Petroleos Mexicanos	6.500%	1/23/29	30,965	28,814
	Petroleos Mexicanos	6.625%	6/15/35	24,224	21,283
	Petroleos Mexicanos	6.625%	6/15/38	6,319	5,397
	Petroleos Mexicanos	6.500%	6/2/41	26,155	21,832
	Petroleos Mexicanos	5.500%	6/27/44	9,457	7,170
	Petroleos Mexicanos	6.375%	1/23/45	22,554	18,190
	Petroleos Mexicanos	5.625%	1/23/46	10,056	7,632
	Petroleos Mexicanos	6.750%	9/21/47	79,602	66,156
	Petroleos Mexicanos	6.350%	2/12/48	24,412	19,588
14	Power Sector Assets & Liabilities Management Corp.	9.625%	5/15/28	1,970	2,667
	Province of Alberta	2.200%	7/26/22	24,750	24,185
	Province of Alberta	3.300%	3/15/28	12,940	13,071
	Province of Alberta Canada	3.350%	11/1/23	24,015	24,490
	Province of British Columbia	2.650%	9/22/21	18,660	18,641
	Province of British Columbia	2.000%	10/23/22	6,510	6,337
	Province of British Columbia	6.500%	1/15/26	266	321
	Province of British Columbia	2.250%	6/2/26	7,500	7,169
	Province of Manitoba	2.050%	11/30/20	500	493
	Province of Manitoba	2.125%	5/4/22	500	489
	Province of Manitoba	2.100%	9/6/22	11,570	11,246
	Province of Manitoba	3.050%	5/14/24	1,900	1,908
	Province of Manitoba	2.125%	6/22/26	5,625	5,263
	Province of New Brunswick	2.500%	12/12/22	1,675	1,650
	Province of New Brunswick	3.625%	2/24/28	9,100	9,363
	Province of Ontario	4.400%	4/14/20	34,000	34,734
	Province of Ontario	1.875%	5/21/20	4,015	3,967
	Province of Ontario	2.550%	2/12/21	37,685	37,527
	Province of Ontario	2.500%	9/10/21	33,820	33,534
	Province of Ontario	2.400%	2/8/22	15,525	15,320
	Province of Ontario	2.250%	5/18/22	33,525	32,842
	Province of Ontario	2.450%	6/29/22	11,108	10,951
	Province of Ontario	2.200%	10/3/22	1,000	975
	Province of Ontario	3.400%	10/17/23	49,720	50,713
	Province of Ontario	3.200%	5/16/24	2,550	2,579
	Province of Ontario	2.500%	4/27/26	14,400	13,888
	Province of Quebec	3.500%	7/29/20	17,260	17,484
	Province of Quebec	2.750%	8/25/21	17,305	17,310
	Province of Quebec	2.375%	1/31/22	17,350	17,144
	Province of Quebec	2.625%	2/13/23	25,360	25,132
	Province of Quebec	7.500%	7/15/23	300	355
	Province of Quebec	7.125%	2/9/24	11,172	13,269
	Province of Quebec	2.875%	10/16/24	15,815	15,755
	Province of Quebec	2.500%	4/20/26	17,800	17,213
	Province of Quebec	2.750%	4/12/27	45,500	44,227
	Province of Quebec	7.500%	9/15/29	16,605	22,892

120

Vanguard® Total Bond Market Index Fund

Schedule of Investments

December 31, 2018

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Republic of Chile	3.875%	8/5/20	7,084	7,163
	Republic of Chile	3.250%	9/14/21	5,193	5,201
	Republic of Chile	2.250%	10/30/22	1,995	1,924
	Republic of Chile	3.125%	3/27/25	6,470	6,297
	Republic of Chile	3.125%	1/21/26	19,418	18,709
5	Republic of Chile	3.240%	2/6/28	37,214	35,829
	Republic of Chile	3.860%	6/21/47	13,537	12,689
	Republic of Colombia	11.750%	2/25/20	3,350	3,676
	Republic of Colombia	4.375%	7/12/21	12,552	12,753
5	Republic of Colombia	2.625%	3/15/23	20,485	19,348
	Republic of Colombia	4.000%	2/26/24	35,450	35,042
	Republic of Colombia	8.125%	5/21/24	3,884	4,563
5	Republic of Colombia	4.500%	1/28/26	26,113	26,100
5	Republic of Colombia	3.875%	4/25/27	33,275	31,898
5	Republic of Colombia	4.500%	3/15/29	15,525	15,331
	Republic of Colombia	10.375%	1/28/33	10,450	15,667
	Republic of Colombia	7.375%	9/18/37	19,972	24,178
	Republic of Colombia	6.125%	1/18/41	20,600	22,424
5	Republic of Colombia	5.625%	2/26/44	17,457	17,981
5	Republic of Colombia	5.000%	6/15/45	63,964	60,686
	Republic of Finland	6.950%	2/15/26	1,905	2,339
	Republic of Hungary	6.250%	1/29/20	22,405	23,033
	Republic of Hungary	6.375%	3/29/21	81,336	85,809
	Republic of Hungary	5.375%	2/21/23	20,417	21,642
	Republic of Hungary	5.750%	11/22/23	4,033	4,366
	Republic of Hungary	5.375%	3/25/24	19,645	21,043
	Republic of Hungary	7.625%	3/29/41	10,105	14,224
	Republic of Indonesia	2.950%	1/11/23	11,150	10,656
	Republic of Indonesia	4.450%	2/11/24	3,300	3,322
	Republic of Indonesia	3.500%	1/11/28	9,300	8,626
	Republic of Indonesia	4.100%	4/24/28	11,000	10,728
	Republic of Indonesia	4.750%	2/11/29	8,500	8,597
10	Republic of Indonesia	4.750%	7/18/47	6,315	5,928
	Republic of Indonesia	4.350%	1/11/48	21,480	19,574
	Republic of Indonesia	5.350%	2/11/49	3,500	3,633
	Republic of Italy	6.875%	9/27/23	28,815	31,386
	Republic of Italy	5.375%	6/15/33	23,045	24,154
	Republic of Korea	3.875%	9/11/23	10,940	11,279
	Republic of Korea	5.625%	11/3/25	525	597
	Republic of Korea	2.750%	1/19/27	25,340	24,265
	Republic of Korea	4.125%	6/10/44	870	916
	Republic of Korea	3.875%	9/20/48	5,593	5,681
	Republic of Panama	5.200%	1/30/20	27,168	27,657
5	Republic of Panama	4.000%	9/22/24	13,514	13,629
5	Republic of Panama	3.750%	3/16/25	16,875	16,723
	Republic of Panama	7.125%	1/29/26	20,385	23,943
	Republic of Panama	8.875%	9/30/27	4,715	6,264
5	Republic of Panama	3.875%	3/17/28	15,860	15,614
	Republic of Panama	9.375%	4/1/29	10,420	14,405
5	Republic of Panama	6.700%	1/26/36	24,254	29,565
5	Republic of Panama	4.500%	5/15/47	5,470	5,279
5	Republic of Panama	4.500%	4/16/50	26,830	25,596
5	Republic of Panama	4.300%	4/29/53	5,000	4,662
	Republic of Peru	7.350%	7/21/25	5,740	6,984
	Republic of Peru	4.125%	8/25/27	1,301	1,348
	Republic of Peru	8.750%	11/21/33	36,964	54,875
5	Republic of Peru	6.550%	3/14/37	13,491	17,073
	Republic of Peru	5.625%	11/18/50	32,641	38,446
	Republic of Poland	5.125%	4/21/21	26,325	27,477
	Republic of Poland	5.000%	3/23/22	22,677	23,904
	Republic of Poland	3.000%	3/17/23	21,746	21,474
	Republic of Poland	4.000%	1/22/24	10,379	10,638
	Republic of Poland	3.250%	4/6/26	22,710	22,311
	Republic of the Philippines	4.000%	1/15/21	11,610	11,723

121

Vanguard® Total Bond Market Index Fund

Schedule of Investments

December 31, 2018

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Republic of the Philippines	9.500%	10/21/24	1,150	1,486
Republic of the Philippines	10.625%	3/16/25	19,400	26,772
Republic of the Philippines	5.500%	3/30/26	23,425	26,002
Republic of the Philippines	3.000%	2/1/28	19,100	18,096
Republic of the Philippines	9.500%	2/2/30	20,378	30,109
Republic of the Philippines	7.750%	1/14/31	23,370	31,491
Republic of the Philippines	6.375%	1/15/32	7,900	9,717
Republic of the Philippines	6.375%	10/23/34	34,615	43,442
Republic of the Philippines	5.000%	1/13/37	805	893
Republic of the Philippines	3.950%	1/20/40	24,450	23,899
Republic of the Philippines	3.700%	3/1/41	21,150	20,066
Republic of the Philippines	3.700%	2/2/42	15,770	15,013
State of Israel	4.000%	6/30/22	16,030	16,462
State of Israel	3.150%	6/30/23	11,000	10,987
State of Israel	2.875%	3/16/26	25,400	24,529
State of Israel	3.250%	1/17/28	5,000	4,917
State of Israel	4.500%	1/30/43	15,550	16,154
State of Israel	4.125%	1/17/48	11,850	11,622
Svensk Exportkredit AB	1.750%	5/18/20	16,000	15,807
Svensk Exportkredit AB	1.875%	6/23/20	10,700	10,581
Svensk Exportkredit AB	1.750%	8/28/20	7,225	7,110
Svensk Exportkredit AB	2.750%	10/7/20	26,000	26,012
Svensk Exportkredit AB	1.750%	3/10/21	12,350	12,115
Svensk Exportkredit AB	2.875%	5/22/21	7,900	7,943
Svensk Exportkredit AB	3.125%	11/8/21	11,500	11,646
Svensk Exportkredit AB	2.000%	8/30/22	16,500	16,014
Svensk Exportkredit AB	2.875%	3/14/23	12,500	12,562
Syngenta Finance NV	3.125%	3/28/22	4,860	4,631
United Mexican States	3.500%	1/21/21	3,713	3,696
United Mexican States	3.625%	3/15/22	57,304	56,683
United Mexican States	4.000%	10/2/23	22,306	22,298
United Mexican States	3.600%	1/30/25	30,467	29,186
United Mexican States	4.125%	1/21/26	27,235	26,694
United Mexican States	4.150%	3/28/27	80,615	78,007
United Mexican States	3.750%	1/11/28	11,065	10,388
United Mexican States	8.300%	8/15/31	3,530	4,555
United Mexican States	7.500%	4/8/33	16,775	20,497
United Mexican States	6.750%	9/27/34	10,808	12,364
United Mexican States	6.050%	1/11/40	33,894	35,928
United Mexican States	4.750%	3/8/44	46,708	42,434
United Mexican States	5.550%	1/21/45	6,000	6,082
United Mexican States	4.600%	1/23/46	32,329	28,836
United Mexican States	4.350%	1/15/47	17,550	15,103
United Mexican States	4.600%	2/10/48	17,632	15,642
United Mexican States	5.750%	10/12/10	37,316	35,060
Total Sovereign Bonds (Cost $9,325,253)				9,198,706
Taxable Municipal Bonds (0.7%)
Alabama Economic Settlement Authority BP Settlement Revenue	3.163%	9/15/25	4,045	4,013
Alameda County CA Joint Powers Authority Lease Revenue	7.046%	12/1/44	2,050	2,920
American Municipal Power Ohio Inc. Revenue (Hydroelectric Projects)	6.449%	2/15/44	50	64
American Municipal Power Ohio Inc. Revenue (Prairie State Energy Campus Project)	7.834%	2/15/41	2,300	3,371
American Municipal Power Ohio Inc. Revenue (Prairie State Energy Campus Project)	6.053%	2/15/43	1,000	1,255
American Municipal Power Ohio Inc. Revenue (Prairie State Energy Campus Project)	5.939%	2/15/47	8,475	10,634
American Municipal Power Ohio Inc. Revenue (Prairie State Energy Campus Project)	6.270%	2/15/50	2,175	2,699

122

Vanguard® Total Bond Market Index Fund

Schedule of Investments

December 31, 2018

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
American Municipal Power Ohio Inc. Revenue (Prairie State Energy Campus Project)	7.499%	2/15/50	1,550	2,231
American Municipal Power Ohio Inc. Revenue (Prairie State Energy Campus Project)	8.084%	2/15/50	8,225	13,071
Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	6.918%	4/1/40	4,075	5,440
Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	6.263%	4/1/49	16,845	22,926
Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	7.043%	4/1/50	2,900	4,120
Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	6.907%	10/1/50	10,230	14,542
California Department of Water Resources Power Supply Revenue	2.000%	5/1/22	12,550	12,189
California GO	2.800%	4/1/21	10,000	9,991
California GO	5.700%	11/1/21	23,950	25,759
California GO	2.367%	4/1/22	2,000	1,971
California GO	3.375%	4/1/25	5,450	5,479
California GO	3.500%	4/1/28	7,635	7,623
California GO	4.500%	4/1/33	11,590	12,133
California GO	7.500%	4/1/34	35,650	48,581
California GO	7.950%	3/1/36	550	581
California GO	4.600%	4/1/38	17,500	18,049
California GO	7.550%	4/1/39	16,730	23,967
California GO	7.300%	10/1/39	6,055	8,312
California GO	7.350%	11/1/39	27,395	37,819
California GO	7.625%	3/1/40	15,125	21,535
California GO	7.600%	11/1/40	15,670	22,819
California State University Systemwide Revenue	3.899%	11/1/47	3,220	3,145
Central Puget Sound WA Regional Transit Authority Sales & Use Tax Revenue	5.491%	11/1/39	1,410	1,751
Chicago IL GO	7.045%	1/1/29	3,000	3,229
Chicago IL GO	7.375%	1/1/33	1,850	2,034
Chicago IL GO	5.432%	1/1/42	2,500	2,216
Chicago IL GO	6.314%	1/1/44	5,700	5,615
Chicago IL Metropolitan Water Reclamation District GO	5.720%	12/1/38	7,450	8,956
Chicago IL O’Hare International Airport Revenue	6.395%	1/1/40	1,745	2,227
Chicago IL Transit Authority Sales Tax Receipts Revenue	6.200%	12/1/40	2,375	2,884
Chicago IL Transit Authority Transfer Tax Receipts Revenue	6.899%	12/1/40	7,135	9,115
Clark County NV Airport System Revenue	6.881%	7/1/42	475	484
Clark County NV Airport System Revenue	6.820%	7/1/45	3,745	5,334
Commonwealth Financing Authority Pennsylvania Revenue	3.864%	6/1/38	7,000	6,903
Connecticut GO	5.090%	10/1/30	8,770	9,451
Connecticut GO	5.850%	3/15/32	6,410	7,334
Cook County IL GO	6.229%	11/15/34	4,625	5,593
Dallas County TX Hospital District Revenue	5.621%	8/15/44	2,100	2,542
Dallas TX Area Rapid Transit Revenue	5.999%	12/1/44	2,065	2,678
Dallas TX Area Rapid Transit Revenue	5.022%	12/1/48	4,000	4,661
Dallas TX Convention Center Hotel Development Corp. Hotel Revenue	7.088%	1/1/42	9,740	12,528
Dallas TX Independent School District GO	6.450%	2/15/35	3,750	4,006
District of Columbia Income Tax Revenue	5.591%	12/1/34	1,175	1,395
District of Columbia Water & Sewer Authority Public Utility Revenue	4.814%	10/1/14	11,500	12,718
East Bay CA Municipal Utility District Water System Revenue	5.874%	6/1/40	4,280	5,506
Energy Northwest Washington Electric Revenue (Columbia Generating Station)	2.814%	7/1/24	95	94
Florida Board of Administration Finance Corp Revenue	2.638%	7/1/21	7,330	7,300
Florida Hurricane Catastrophe Fund Finance Corp. Revenue	2.995%	7/1/20	19,205	19,230

123

Vanguard® Total Bond Market Index Fund

Schedule of Investments

December 31, 2018

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	George Washington University District of Columbia GO	4.126%	9/15/48	7,515	7,508
	George Washington University District of Columbia GO	4.300%	9/15/44	4,845	5,068
	Georgia Municipal Electric Power Authority Revenue	6.637%	4/1/57	13,095	13,845
	Georgia Municipal Electric Power Authority Revenue	6.655%	4/1/57	6,718	7,373
	Georgia Municipal Electric Power Authority Revenue	7.055%	4/1/57	3,699	4,155
	Houston TX GO	6.290%	3/1/32	14,825	17,482
	Illinois GO	4.950%	6/1/23	14,925	15,154
	Illinois GO	5.100%	6/1/33	60,604	57,782
	Illinois GO	6.630%	2/1/35	8,155	8,672
	Illinois GO	6.725%	4/1/35	5,990	6,416
	Illinois GO	7.350%	7/1/35	8,700	9,643
	Illinois Toll Highway Authority Revenue	6.184%	1/1/34	4,980	6,250
	JobsOhio Beverage System Statewide Liquor Profits Revenue	3.985%	1/1/29	6,300	6,492
	JobsOhio Beverage System Statewide Liquor Profits Revenue	4.532%	1/1/35	4,100	4,376
	Kansas Department of Transportation Highway Revenue	4.596%	9/1/35	1,900	2,064
	Kansas Development Finance Authority Revenue	4.927%	4/15/45	400	439
15	Kansas Development Finance Authority Revenue (Public Employees Retirement System)	5.501%	5/1/34	4,300	4,903
	Los Angeles CA Community College District GO	6.750%	8/1/49	3,025	4,374
	Los Angeles CA Department of Water & Power Revenue	5.716%	7/1/39	3,840	4,735
	Los Angeles CA Department of Water & Power Revenue	6.166%	7/1/40	1,550	1,620
	Los Angeles CA Department of Water & Power Revenue	6.574%	7/1/45	2,700	3,744
	Los Angeles CA Department of Water & Power Revenue	6.603%	7/1/50	5,060	7,141
	Los Angeles CA Unified School District GO	5.755%	7/1/29	350	405
	Los Angeles CA Unified School District GO	5.750%	7/1/34	10,200	12,070
	Los Angeles CA Unified School District GO	6.758%	7/1/34	14,910	19,188
	Los Angeles County CA Metropolitan Transportation Authority Sales Tax Revenue	5.735%	6/1/39	8,110	9,772
	Los Angeles County CA Public Works Financing Authority Lease Revenue	7.618%	8/1/40	2,200	3,213
	Maryland Transportation Authority Facilities Projects Revenue	5.888%	7/1/43	2,330	2,916
	Massachusetts GO	4.200%	12/1/21	5,020	5,142
	Massachusetts GO	4.500%	8/1/31	400	428
	Massachusetts GO	5.456%	12/1/39	5,350	6,482
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.715%	8/15/39	3,100	3,796
	Massachusetts Transportation Fund Revenue	5.731%	6/1/40	4,275	5,214
	Metropolitan Government of Nashville & Davidson County TN Convention Center Authority Tourism Tax Revenue	6.731%	7/1/43	2,260	3,025
	Metropolitan Washington DC/VA Airports Authority Dulles Toll Road Revenue	7.462%	10/1/46	6,325	9,085
	Miami-Dade County FL Aviation Revenue (Miami International Airport)	4.280%	10/1/41	6,205	6,276
	Mississippi GO	5.245%	11/1/34	1,375	1,564
	Missouri Health & Educational Facilities Authority Revenue (Washington University)	3.652%	8/15/57	5,750	5,429
16	New Jersey Economic Development Authority Revenue (State Pension Funding)	7.425%	2/15/29	15,525	18,805
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.754%	12/15/28	12,050	13,084
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	6.104%	12/15/28	7,805	8,069
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	6.561%	12/15/40	8,105	9,922
	New Jersey Turnpike Authority Revenue	7.414%	1/1/40	14,050	19,796

124

Vanguard® Total Bond Market Index Fund

Schedule of Investments

December 31, 2018

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New Jersey Turnpike Authority Revenue	7.102%	1/1/41	15,750	21,516
	New York City NY GO	6.246%	6/1/35	2,150	2,239
	New York City NY GO	5.517%	10/1/37	7,150	8,424
	New York City NY GO	6.271%	12/1/37	2,105	2,650
	New York City NY Housing Development Corp. Multi-Family Mortgage Revenue (8 Spruce Street)	3.709%	2/15/48	150	151
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.750%	6/15/41	1,435	1,795
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.724%	6/15/42	395	494
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.952%	6/15/42	2,900	3,763
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	6.011%	6/15/42	1,050	1,355
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.440%	6/15/43	4,400	5,332
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.882%	6/15/44	19,200	24,619
	New York City NY Transitional Finance Authority Future Tax Revenue	5.767%	8/1/36	4,675	5,583
	New York City NY Transitional Finance Authority Future Tax Revenue	5.508%	8/1/37	8,550	10,040
	New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	7.336%	11/15/39	20,105	28,540
	New York Metropolitan Transportation Authority Revenue (Transit Revenue)	5.871%	11/15/39	1,950	2,315
	New York Metropolitan Transportation Authority Revenue (Transit Revenue)	6.668%	11/15/39	200	260
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.628%	3/15/39	2,170	2,576
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.600%	3/15/40	865	1,048
	New York State Urban Development Corp. Revenue (Personal Income Tax)	5.770%	3/15/39	5,775	6,634
	New York University Hospitals Center Revenue	5.750%	7/1/43	4,780	5,904
	North Texas Tollway Authority System Revenue	6.718%	1/1/49	8,855	12,185
	Ohio State University General Receipts Revenue	4.910%	6/1/40	9,260	10,715
	Ohio State University General Receipts Revenue	3.798%	12/1/46	2,860	2,821
	Ohio State University General Receipts Revenue	4.800%	6/1/11	3,250	3,560
	Ohio Water Development Authority Water Pollution Control Loan Fund Revenue	4.879%	12/1/34	2,550	2,801
	Oregon Department of Transportation Highway User Tax Revenue	5.834%	11/15/34	2,650	3,294
	Oregon GO	5.892%	6/1/27	5,230	6,071
15	Oregon School Boards Association GO	5.528%	6/30/28	1,200	1,370
16	Oregon School Boards Association GO	5.680%	6/30/28	1,575	1,829
	Pennsylvania Public School Building Authority Lease Revenue (School District of Philadelphia)	5.000%	9/15/27	2,617	2,868
	Pennsylvania Turnpike Commission Revenue	5.511%	12/1/45	2,195	2,695
	Port Authority of New York & New Jersey Revenue	6.040%	12/1/29	2,560	3,108
	Port Authority of New York & New Jersey Revenue	5.647%	11/1/40	6,355	7,740
	Port Authority of New York & New Jersey Revenue	5.647%	11/1/40	12,025	14,645
	Port Authority of New York & New Jersey Revenue	4.960%	8/1/46	6,300	7,233
	Port Authority of New York & New Jersey Revenue	5.310%	8/1/46	4,625	4,993
	Port Authority of New York & New Jersey Revenue	4.031%	9/1/48	2,205	2,204
	Port Authority of New York & New Jersey Revenue	4.926%	10/1/51	3,800	4,349
	Port Authority of New York & New Jersey Revenue	4.458%	10/1/62	21,900	22,281
	Port Authority of New York & New Jersey Revenue	4.810%	10/15/65	5,400	5,864
	President & Fellows of Harvard College Massachusetts GO	4.875%	10/15/40	6,100	7,015
	President & Fellows of Harvard College Massachusetts GO	3.150%	7/15/46	5,337	4,806
	Princeton University New Jersey GO	5.700%	3/1/39	9,115	11,718
	Regents of the University of California Revenue	3.063%	7/1/25	10,500	10,363

125

Vanguard® Total Bond Market Index Fund

Schedule of Investments

December 31, 2018

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Regional Transportation District of Colorado Sales Tax Revenue	5.844%	11/1/50	3,200	4,228
	Rutgers State University New Jersey Revenue	5.665%	5/1/40	3,275	3,861
	Sales Tax Securitization Corp. Illinois Revenue	3.587%	1/1/43	8,700	7,859
	Sales Tax Securitization Corp. Illinois Revenue	3.820%	1/1/48	3,525	3,203
	Salt River Project Arizona Agricultural Improvement & Power District Revenue	4.839%	1/1/41	3,950	4,560
	San Antonio TX Electric & Gas Systems Revenue	5.985%	2/1/39	4,085	5,334
	San Antonio TX Electric & Gas Systems Revenue	5.808%	2/1/41	6,750	8,559
	San Antonio TX Electric & Gas Systems Revenue	4.427%	2/1/42	5,150	5,508
	San Diego County CA Regional Transportation Commission Sales Tax Revenue	5.911%	4/1/48	2,225	2,953
	San Diego County CA Water Authority Revenue	6.138%	5/1/49	11,670	15,298
	San Francisco CA City & County Public Utilities Commission Water Revenue	6.950%	11/1/50	4,950	7,058
	San Jose CA Redevelopment Agency Successor Agency Tax Allocation	3.375%	8/1/34	5,940	5,591
	Santa Clara Valley CA Transportation Authority Sales Tax Revenue	5.876%	4/1/32	8,775	10,335
	South Carolina Public Service Authority Revenue	2.388%	12/1/23	4,250	4,033
	South Carolina Public Service Authority Revenue	6.454%	1/1/50	8,650	10,963
	Texas GO	5.517%	4/1/39	8,265	10,260
	Texas Transportation Commission Revenue	5.178%	4/1/30	5,035	5,719
	Texas Transportation Commission Revenue	4.681%	4/1/40	2,850	3,198
	University of California Regents Medical Center Revenue	6.548%	5/15/48	3,950	5,208
	University of California Regents Medical Center Revenue	6.583%	5/15/49	2,575	3,406
	University of California Revenue	4.601%	5/15/31	4,500	4,831
	University of California Revenue	6.270%	5/15/31	500	507
	University of California Revenue	5.770%	5/15/43	1,120	1,348
	University of California Revenue	5.946%	5/15/45	13,025	16,175
	University of California Revenue	4.858%	5/15/12	16,990	17,835
	University of California Revenue	4.767%	5/15/15	5,375	5,526
	University of Southern California GO	5.250%	10/1/11	3,325	3,895
	University of Texas Permanent University Fund Revenue	3.376%	7/1/47	5,800	5,254
	University of Texas Revenue	3.354%	8/15/47	3,200	2,898
	University of Texas System Revenue Financing System Revenue	6.276%	8/15/41	1,535	1,567
	University of Texas System Revenue Financing System Revenue	4.794%	8/15/46	1,710	1,903
	University of Virginia Revenue	4.179%	9/1/17	3,425	3,334
	Utah GO	4.554%	7/1/24	2,425	2,556
	Utah GO	3.539%	7/1/25	8,410	8,611
	Washington GO	5.140%	8/1/40	4,410	5,119
	Wisconsin General Fund Annual Appropriation Revenue	3.154%	5/1/27	3,100	3,056
	Wisconsin General Fund Annual Appropriation Revenue	3.954%	5/1/36	17,970	17,981
15	Wisconsin GO	5.700%	5/1/26	1,370	1,522
Total Taxable Municipal Bonds (Cost $1,273,728)					1,378,758

126

Vanguard® Total Bond Market Index Fund

Schedule of Investments

December 31, 2018

		Coupon	Shares	Market Value ($000)
Temporary Cash Investment (1.2%)
Money Market Fund (1.2%)
17	Vanguard Market Liquidity Fund (Cost $2,431,854)	2.530%	24,320,089	2,432,009
Total Investments (100.5%) (Cost $208,029,729)				205,082,469
Other Assets and Liabilities – Net (-0.5%)				(1,075,885)
Net Assets (100%)				204,006,584

§	Security value determined using significant unobservable inputs.
1	Securities with a value of $1,786,000 have been segregated as collateral for certain open To Be Announced (TBA) transactions.
2	U.S. government-guaranteed.
3	The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
4

The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.

5	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
6	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of December 31, 2018.
7	Adjustable-rate security based upon 12-month USD LIBOR plus spread.
8	Adjustable-rate security based upon 6-month USD LIBOR plus spread.
9	Adjustable-rate security based upon one-year Constant Maturity Treasury yield plus spread.
10

Certain of the fund’s securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers.  At December 31, 2018, the aggregate value of these securities was $1,280,195,000, representing 0.6% of net assets.

11	Guaranteed by the Federal Republic of Germany.
12	Guaranteed by the Government of Japan.
13	Guaranteed by the Republic of Austria.
14	Guaranteed by the Republic of the Philippines.
15	Scheduled principal and interest payments are guaranteed by AGM (Assured Guaranty Municipal Corporation).
16	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
17	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
GO—General Obligation Bond.
REIT—Real Estate Investment Trust.

127

© 2019 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

SNA840 022019

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Vanguard Bond Index Funds and Shareholders of Vanguard Short-Term Bond Index Fund, Vanguard Intermediate-Term Bond Index Fund and Vanguard Long-Term Bond Index Fund

Opinions on the Financial Statements

We have audited the accompanying statements of net assets—investments summary of Vanguard Short-Term Bond Index Fund, Vanguard Intermediate-Term Bond Index Fund and Vanguard Long-Term Bond Index Fund (three of the funds constituting Vanguard Bond Index Funds, hereafter collectively referred to as the “Funds”) as of December 31, 2018, the related statements of operations for the year ended December 31, 2018, the statements of changes in net assets for each of the two years in the period ended December 31, 2018, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2018 (included in Item 1 of this Form N-CSR) and the schedules of investments (included in Item 6 of this Form N-CSR) as of December 31, 2018 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2018, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended December 31, 2018 and each of the financial highlights for each of the five years in the period ended December 31, 2018 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2018 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

February 14, 2019

We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.

PricewaterhouseCoopers LLP, Two Commerce Square, Suite 1800, 2001 Market Street, Philadelphia, PA 19103-7042 T: (267) 330 3000, F: (267) 330 3300, www.pwc.com/us

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Vanguard Bond Index Funds and Shareholders of Vanguard Total Bond Market Index Fund

Opinion on the Financial Statements

We have audited the accompanying statement of net assets—investments summary of Vanguard Total Bond Market Index Fund (one of the funds constituting Vanguard Bond Index Funds, referred to hereafter as the “Fund”) as of December 31, 2018, the related statement of operations for the year ended December 31, 2018, the statement of changes in net assets for each of the two years in the period ended December 31, 2018, including the related notes, and the financial highlights for each of the periods indicated therein (included in Item 1 of this Form N-CSR) and the schedule of investments (included in Item 6 of this Form N-CSR) as of December 31, 2018 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2018, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2018 and the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2018 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

February 14, 2019

We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.

PricewaterhouseCoopers LLP, Two Commerce Square, Suite 1800, 2001 Market Street, Philadelphia, PA 19103-7042 T: (267) 330 3000, F: (267) 330 3300, www.pwc.com/us

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not Applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 9: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11: Controls and Procedures.

(a) Disclosure Controls and Procedures.  The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. There were no significant changes in Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not Applicable.

Item 13: Exhibits.

(a)         Code of Ethics.

(b)        Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD BOND INDEX FUNDS

BY:	/s/ MORTIMER J. BUCKLEY*

MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date: February 19, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD BOND INDEX FUNDS

BY:	/s/ MORTIMER J. BUCKLEY *

MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date: February 19, 2019

VANGUARD BOND INDEX FUNDS

BY:	/s/ THOMAS J. HIGGINS*

THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: February 19, 2019

* By: /s/ Anne E. Robinson

Anne E. Robinson, pursuant to a Power of Attorney filed on January 18, 2018 see file Number 33-32216, Incorporated by Reference.